Registration No. 33-20827
                                                      Inv. Co. Act No. 811-5518


As filed with the Securities and Exchange Commission on  NOVEMBER 26, 1996


 ===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]


                         POST-EFFECTIVE AMENDMENT NO. 40                     [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]

                                AMENDMENT NO. 42                             [X]
                       ----------------------------------

                               THE RBB FUND, INC.
        (Government Securities Portfolio: RBB Family Class; BEA International Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA High Yield Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA Emerging Markets Equity Portfolio: BEA Class, BEA Investor Class and BEA Avisor Class; BEA U.S. Core Equity Portfolio: BEA Class; BEA U.S. Core Fixed Income Portfolio; BEA Class; BEA STRATEGIC Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio; BEA Class; BEA Balanced Fund Portfolio; BEA Class; BEA Short Duration Portfolio: BEA Class; BEA Global Telecommunications
Portfolio: BEA Investor Class and BEA Advisor Class; ni Micro Cap Fund; ni Class; ni Growth Fund; ni Class; ni Growth & Value Fund; ni Class; Boston Partners Large Cap Value Fund; Boston Partners Investor Class, Boston Partners Advisor Class and Boston Partners Institutional Class; Money Market Portfolio:
RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio: Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class)
--------------------------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                                    Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)
                    ----------------------------------------
                  Registrant's Telephone Number: (302) 792-2555

                                 Copies to:
GARY M. GARDNER, ESQUIRE                      JOHN N. AKE, ESQUIRE
PNC Bank, National Association                Ballard Spahr Andrews & Ingersoll
1600 Market Street, 28th Floor                1735 Market Street, 51st Floor
Philadelphia, PA 19103                        Philadelphia, PA 19103

(Name and Address of
Agent for Service)

          Approximate Date of Proposed Public Offering: as soon as possible after effective date of registration statement.

          It is proposed that this filing will become effective (check appropriate box)

             ____ immediately upon filing pursuant to paragraph (b)

               X  on DECEMBER 3, 1996 pursuant to paragraph (b)
             ____

             ____ 60 days after filing pursuant to paragraph (a)(1)
             ____ on ______________ pursuant to paragraph (a)(1)
             ____ 75 days after filing pursuant to paragraph (a)(2)
             ____ on _______________ pursuant to paragraph (a)(2) of rule 485

        If appropriate, check following box:

             ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                         ------------------------------

          Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of common stock of each of the SEVENTY-SEVEN classes registered hereby under the Securities Act of 1933. Registrant filed its notice pursuant to Rule 24f-2 for the fiscal year ended August 31, 1996 on October 28, 1996.

                               THE RBB FUND, INC.
           (RBB Family Shares of the Government Securities Portfolio,
          Money Market Portfolio and Municipal Money Market Portfolio)
                              Cross Reference Sheet


                  FORM N-1A ITEM                     LOCATION
                  --------------                     --------
                      PART A                         PROSPECTUS

 1.  Cover Page............................          Cover Page

 2.  Synopsis..............................          Introduction

 3.  Financial Highlights Information......          Financial Highlights
                                                     Information

 4.  General Description of Registrant.....          Cover Page; The Fund;
                                                     Investment Objectives and Policies

 5.  Management of the Fund................          Management

 6.  Capital Stock and Other Securities....          Cover Page; Dividends and
                                                     Distributions

 7.  Purchase of Securities Being Offered..          How to Purchase Shares;
                                                     Net Asset Value

 8.  Redemption or Repurchase..............          How to Redeem Shares; Net
                                                     Asset Value

 9.  Legal Proceedings.....................          Inapplicable



                      PART B                         STATEMENT OF
                                                     ADDITIONAL INFORMATION

10.  Cover Page............................          Cover Page

11.  Table of Contents.....................          Contents

12.  General Information and History.......          General; See Prospectus -
                                                     "The Fund"

13.  Investment Objectives and Policies....          Investment Objectives and
                                                     Policies

14.  Management of the Fund................          Directors and Officers;
                                                     Investment Advisory,  Distribution
                                                     and Servicing Arrangements

15.  Control Persons and Principal Holders
         of Securities.....................          Miscellaneous

16.  Investment Advisory and Other
         Services..........................          Investment Advisory, Distribution
                                                     and Servicing Arrangements; See
                                                     Prospectus - "Management"

17.  Brokerage Allocation and Other
         Practices.........................          Portfolio Transactions

18.  Capital Stock and Other Securities....          Additional Information
                                                     Concerning Fund Shares; See
                                                     Prospectus - "Dividends and
                                                     Distributions" and "Description of
                                                     Shares"

19.  Purchase, Redemption and Pricing of
         Securities Being Offered..........          Purchase and Redemption
                                                     Information; Valuation of Shares;
                                                     See Prospectus - "How to Purchase
                                                     Shares", "How to Redeem Shares"
                                                     and "Distribution of Fund Shares"

20.  Tax Status............................          Taxes; See Prospectus -
                                                     "Taxes"

21.  Underwriters..........................          Not Applicable

22.  Calculation of Performance Data.......          Performance Information

23.  Financial Statements..................          Financial Statements


                      PART C                         OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
            (Cash Preservation Shares of the Money Market Portfolio,
                      and Municipal Money Market Portfolio)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Financial Highlights
                                                         Information

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus -
                                                         "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of
                                                         Shares

23.  Financial Statements..................         Financial Statements


                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
              (Sansom Street Shares of the Money Market Portfolio,
                        Municipal Money Market Portfolio
                     and Government Obligations Money Market
                                   Portfolio)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Financial Highlights
                                                         Information

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and
                                                         Net Asset Value,
                                                         Shareholder
                                                         Servicing

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                           STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus - "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities.........................      Miscellaneous

16.  Investment Advisory and Other
        Services..............................      Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices.............................      Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered..............      Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus - "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
     Money Market Funds....................         Valuation of Shares

23.  Financial Statements..................         Financial Statements

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
              (Sansom Street Shares of the Money Market Portfolio,
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART  A                          PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Financial Highlights
                                                         Information

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and
                                                         Net Asset Value,
                                                         Shareholder
                                                         Servicing

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus - "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus - "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of Shares
23.  Financial Statements..................         Financial Statements

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                 (Bedford Shares of the Money Market Portfolio,
                  Municipal Money Market Portfolio, Government
                       Obligations Money Market Portfolio
                 and New York Municipal Money Market Portfolio,)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Cover Page

 3.  Financial Highlights Information......         Financial Highlights
                                                         Information

 4.  General Description of Registrant.....         Cover Page;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         Cover Page

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus -
                                                         "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of
                                                         Shares

23.  Financial Statements..................         Financial Statements

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                 (Bedford Shares of the Money Market Portfolio,
                 Municipal Money Market Portfolio and Government
                       Obligations Money Market Portfolio)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Financial Highlights
                                                         Information

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                           STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus -
                                                         "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of
                                                         Shares

23.  Financial Statements..................         Financial Statements

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                             (Bedford Shares of the
                        Municipal Money Market Portfolio)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Financial Highlights
                                                         Information

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus -
                                                         "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of Shares

23.  Financial Statements..................         Financial Statements

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                             (Bedford Shares of the
                             Money Market Portfolio)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Financial Highlights
                                                         Information

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus -
                                                         "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of Shares

23.  Financial Statements..................         Financial Statements

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                             (Bedford Shares of the
                                   Government
                       Obligations Money Market Portfolio)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Financial Highlights
                                                         Information

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus -
                                                         "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of
                                                         Shares

23.  Financial Statements..................         Financial Statements

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                             (Bradford Shares of the
                        Municipal Money Market Portfolio)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Financial Highlights
                                                         Information

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus -
                                                         "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of Shares

23.  Financial Statements..................         Financial Statements

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                             (Bradford Shares of the
                                   Government
                       Obligations Money Market Portfolio)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Financial Highlights
                                                         Information

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                                                 of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus -
                                                         "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of Shares

23.  Financial Statements..................         Financial Statements

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                  (Janney Shares of the Money Market Portfolio,
                  Municipal Money Market Portfolio, Government
                       Obligations Money Market Portfolio
                 and New York Municipal Money Market Portfolio,)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Cover Page

 3.  Financial Highlights Information......         Financial Highlights
                                                         Information

 4.  General Description of Registrant.....         Cover Page;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                 STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         Cover Page

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus - "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of Shares

23.  Financial Statements..................         Financial Statements

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                   (Beta Shares of the Money Market Portfolio,
                  Municipal Money Market Portfolio, Government
                       Obligations Money Market Portfolio
                 and New York Municipal Money Market Portfolio,)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Inapplicable

 4.  General Description of Registrant.....         Cover Page;
                                                        The Fund;
                                                        Investment Objec-
                                                        tives and Policies;
                                                        Description of
                                                        Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                        Dividends and
                                                        Distributions;
                                                        Description of
                                                        Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                        Redemption of
                                                        Shares - Purchase
                                                        Procedures, and Net
                                                        Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                        Redemption of
                                                        Shares - Redemption
                                                        of Shares, and Net
                                                        Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus -
                                                         "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of Shares

23.  Financial Statements..................         Inapplicable

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                  (Gamma Shares of the Money Market Portfolio,
                  Municipal Money Market Portfolio, Government
                       Obligations Money Market Portfolio
                 and New York Municipal Money Market Portfolio,)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Inapplicable

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus - "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of Shares

23.  Financial Statements..................         Inapplicable

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                  (Delta Shares of the Money Market Portfolio,
                  Municipal Money Market Portfolio, Government
                       Obligations Money Market Portfolio
                 and New York Municipal Money Market Portfolio,)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Inapplicable

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus - "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of Shares

23.  Financial Statements..................         Inapplicable

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                 (Epsilon Shares of the Money Market Portfolio,
                  Municipal Money Market Portfolio, Government
                       Obligations Money Market Portfolio
                 and New York Municipal Money Market Portfolio,)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Inapplicable

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus - "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of Shares

23.  Financial Statements..................         Inapplicable

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                   (Zeta Shares of the Money Market Portfolio,
                  Municipal Money Market Portfolio, Government
                       Obligations Money Market Portfolio
                 and New York Municipal Money Market Portfolio,)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Inapplicable

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus - "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of Shares

23.  Financial Statements..................         Inapplicable

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                   (Eta Shares of the Money Market Portfolio,
                  Municipal Money Market Portfolio, Government
                       Obligations Money Market Portfolio
                 and New York Municipal Money Market Portfolio,)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Inapplicable

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus - "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of Shares

23.  Financial Statements..................         Inapplicable

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                  (Theta Shares of the Money Market Portfolio,
                  Municipal Money Market Portfolio, Government
                       Obligations Money Market Portfolio
                 and New York Municipal Money Market Portfolio,)
                              Cross Reference Sheet


               FORM N-1A ITEM                       LOCATION
               --------------                       --------
                   PART A                           PROSPECTUS

 1.  Cover Page............................         Cover Page

 2.  Synopsis..............................         Introduction

 3.  Financial Highlights Information......         Inapplicable

 4.  General Description of Registrant.....         Cover Page;
                                                         The Fund;
                                                         Investment Objec-
                                                         tives and Policies;
                                                         Description of
                                                         Shares

 5.  Management of the Fund................         Management

 6.  Capital Stock and Other Securities....         Cover Page;
                                                         Dividends and
                                                         Distributions;
                                                         Description of
                                                         Shares

 7.  Purchase of Securities Being Offered..         Purchase and
                                                         Redemption of
                                                         Shares - Purchase
                                                         Procedures, and Net
                                                         Asset Value

 8.  Redemption or Repurchase..............         Purchase and
                                                         Redemption of
                                                         Shares - Redemption
                                                         of Shares, and Net
                                                         Asset Value

 9.  Legal Proceedings.....................         Inapplicable

                   PART B                                STATEMENT OF
                                                    ADDITIONAL INFORMATION

10.  Cover Page............................         Cover Page

11.  Table of Contents.....................         Contents

12.  General Information and History.......         General; See
                                                         Prospectus -
                                                         "The Fund"

13.  Investment Objectives and Policies....         Investment Objectives
                                                         and Policies

14.  Management of the Fund................         Directors and Officers;
                                                         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements

15.  Control Persons and Principal Holders
        of Securities......................         Miscellaneous

16.  Investment Advisory and Other
        Services...........................         Investment Advisory,
                                                         Distribution and Servicing
                                                         Arrangements; See Prospectus -
                                                         "Management"

17.  Brokerage Allocation and Other
        Practices..........................         Portfolio Transactions

18.  Capital Stock and Other Securities....         Additional Information
                                                         Concerning Fund Shares; See
                                                         Prospectus - "Dividends and
                                                         Distributions" and "Description
                                                         of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered...........         Purchase and Redemption
                                                         Information; Valuation of
                                                         Shares; See Prospectus -
                                                         "Purchase and Redemption of
                                                         Shares" and "Distribution of
                                                         Shares"

20.  Tax Status............................         Taxes; See Prospectus - "Taxes"

21.  Underwriters..........................         Not Applicable

22.  Calculation of Yield Quotations of
        Money Market Funds.................         Valuation of Shares

23.  Financial Statements..................         Inapplicable

                   PART C                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

===================================================

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS
MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


--------------------------------------------------
                TABLE OF CONTENTS

                                              PAGE
Introduction..............................      2
Financial Highlights......................      5
Investment Objectives and Policies........      9
Investment Limitations....................     17
Management................................     20
Distribution of Shares....................     22
How to Purchase Shares....................     23
How to Redeem Shares......................     27
Net Asset Value...........................     29
Dividends and Distributions...............     30
Taxes.....................................     30
Description of Shares.....................     31
Other Information.........................     32
Appendix A................................     34
Account Application....................... Center

INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

CUSTODIAN
PNC National Association
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Ballard Spahr Andrews & Ingersoll
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

===================================================

                                 THE RBB FAMILY
                              OF THE RBB FUND, INC.

     The RBB Family consists of three classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares of such classes (collectively, the "RBB Family Shares" or "Shares") offered by this Prospectus represent interests in one of three investment portfolios of the Fund and are designed to offer a variety of investment opportunities. The investment objectives of each investment portfolio described in this Prospectus are as follows:

         GOVERNMENT SECURITIES PORTFOLIO--to provide the highest level of current income consistent with liquidity and a low risk to principal from a portfolio of U.S. Government obligations. It seeks to achieve such objective by investing in obligations issued or guaranteed by the U.S. Treasury or other agencies or instrumentalities of the United States Government.

         MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and relative stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

         MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations the interest on which is exempt from regular Federal income tax, but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax. The Fund seeks to maintain a constant net asset value for shares of the Municipal Money Market Portfolio.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund's distributor by calling (800) 888-9723.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


PROSPECTUS                                                      December 3, 1996

INTRODUCTION
--------------------------------------------------------------------------------


     The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate nineteen separate investment portfolios. Each of the three classes of shares offered by this Prospectus (collectively, the "RBB Family Classes" or the "Classes") represents interests in one of the following three investment portfolios (collectively, the "Portfolios"): Government Securities Portfolio; Money Market Portfolio; and Municipal Money Market Portfolio.

     The investment philosophy of the Fund is based on the premise that the long-term goals of most investors can be achieved by having the opportunity to invest in major segments of the securities markets through conservatively managed portfolios. The Government Securities and Money Market Portfolios described in this Prospectus represent major segments of the securities markets. Each of these Portfolios seeks to achieve a reasonable total rate of return consistent with minimal levels of risk. Risk is managed in such Portfolios by careful analysis of economic conditions and of the securities held and through proper diversification within a Portfolio. The Municipal Money Market Portfolio provides a tax-exempt alternative to the Money Market Portfolio.


FUND MANAGEMENT


     PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as the investment adviser to the Portfolios. PNC Bank serves as the custodian to the Fund and the sub-adviser to all Portfolios other than the Government Securities Portfolio, which has no sub-adviser. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts since 1847 and with its subsidiaries currently manages over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds.


     PFPC Inc. ("PFPC") serves as the administrator to the Government Securities Portfolio, and the Municipal Money Market Portfolio and as the transfer and dividend disbursing agent to the Fund.

THE DISTRIBUTOR

     Counsellors Securities Inc. (the "Distributor"),  a wholly owned subsidiary
of  Warburg,  Pincus  Counsellors,  Inc.  ("Warburg"),   serves  as  the  Fund's
distributor.

INVESTMENT PORTFOLIOS

     The investment objective of the GOVERNMENT SECURITIES PORTFOLIO is to provide the highest level of current income consistent with liquidity and a low risk to principal from a portfolio of U.S. Government obligations. The Government Securities Portfolio seeks to achieve this objective by investing in obligations issued or guaranteed by the United States Treasury or other agencies and instrumentalities of the United States Government.

     The investment objective of the MONEY MARKET PORTFOLIO is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio.

     The investment objective of the MUNICIPAL MONEY MARKET PORTFOLIO is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. To achieve this objective the Municipal Money Market Portfolio invests substantially all of its assets in a diversified port-folio of short-term Municipal Obligations that meet certain ratings criteria and present minimal credit risks to the Municipal Money Market Portfolio. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations the interest on which is exempt from regular Federal income tax but which may be an item of tax preference for the purposes of the Federal alternative minimum tax.

     The net asset values per share of shares representing interests in the Government Securities Portfolio will fluctuate as the values of the portfolio change in response to changing market rates of interest and other factors. Each of the Money Market and Municipal Money Market Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Money Market and Municipal Money Market Portfolios will be able to maintain a stable net asset value of $1.00 per share.

FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge Imposed on Purchases
(as percentage of offering price) ...................................   4.75%(1)


ANNUAL FUND OPERATING EXPENSES (RBB FAMILY CLASSES)
     AFTER EXPENSE REIMBURSEMENTS AND WAIVERS (3)


                                                                GOVERNMENT                         MUNICIPAL
                                                                SECURITIES       MONEY MARKET     MONEY MARKET
                                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                               ------------      ------------     ------------

Management fees (after waivers)(2) ...........................       0%              .20%             .05%
12b-1 fees (after waivers)(2) ................................     .40               .40              .40
Other Expenses (after waivers and reimbursements) ............     .30               .40              .55
                                                                  ----              ----             ----
Total Fund Operating Expenses (RBB Family Classes)
   (after waivers and reimbursements) ........................     .70%             1.00%            1.00%
                                                                  ====              ====             ====

(1) No Sales Charge is imposed upon the acquisition of Shares representing interests in the Money Market Portfolio or Municipal Money Market Portfolio or upon any other exchange of Shares of one Portfolio for Shares in another Portfolio if a Sales Charge was previously imposed with respect to the Shares to be exchanged.

(2) Management fees and 12b-1 fees are each based on average daily net assets and are calculated daily and paid monthly.

(3) Before Expense Reimbursements and Waivers for the Government Securities Portfolio, Money Market Portfolio and Municipal Money Market Portfolio,
     Management fees would be .40%, .37% and .33%, respectively; 12b-1 fees would be .40%, .40% and .40%, respectively; Other Expenses would be 1.25%, 17.76% and 215.39%, respectively; and Total Fund Operating Expenses would be 2.05%, 18.53% and 216.12%, respectively.

EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in each of the Portfolios, assuming (1) a 5% annual return, and (2) redemption at the end of each time period:


                               ONE YEAR   THREE YEARS    FIVE YEARS    TEN YEARS
                               --------   -----------    ----------    ---------
Government Securities .......     $54*        $69*          $85*         $130*
Money Market** ..............     $10         $32           $55          $122
Municipal Money Market** ....     $10         $32           $55          $122


* Reflects the imposition of the maximum sales charge at the beginning of the period.

** Other classes of these portfolios are sold with different fees and expenses.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (RBB Family Classes) After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in any of the RBB Family Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees (if any) will not vary from the figures reflected in the Fee Table. In addition, the investment adviser is currently voluntarily assuming additional expenses of some of the Portfolios. There can be no assurance that the investment adviser will continue to assume such expenses. Assumption of additional expenses will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors. The expense figures are based on atual costs and fees charged to the Classes.


OFFERING PRICES

     Shares that represent interests in the Government Securities Portfolio the "Non-Money Market Portfolio") will be offered to the public at the next determined net asset value after receipt by PFPC Inc. ("PFPC"), the Fund's transfer agent, of an order plus a maximum sales charge of 4.75% of the offering price on single purchases of less than $100,000. The sales charge is reduced on a graduated scale on single purchases of $100,000 or more.

     Shares that represent interests in the Money Market Portfolio and the Municipal Money Market Portfolio (collectively, the "Money Market Portfolios") are offered to the public at their net asset value of $1.00 per share with no sales charge. There can be no assurance that the net asset value per share of each of the Money Market Portfolios will always be maintained at $1.00.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS

     The minimum initial investment for each Portfolio is $1,000. Subsequent investments must be $100 or more. See "How to Purchase Shares."

EXCHANGES

     Shares of one RBB Family Class may be exchanged for Shares of any other RBB Family Class at their net asset value (plus any applicable sales charges in the case of exchanges for Shares of the Non-Money Market Portfolio unless a sales charge has already been paid with respect to such shares) next determined after receipt by PFPC of an exchange request. No exchange fee is currently charged for exchanges; however, the Fund reserves the right to impose a $5 administrative charge for each exchange. See "How to Purchase Shares--Exchange Privilege."

REDEMPTION PRICE

     Shares may be redeemed at any time at their net asset value next determined after receipt by PFPC of a redemption request. The Fund reserves the right, upon 30 days written notice, to redeem an account in any of the Classes if the net asset value of the investor's Shares in that account falls below $500 and is not increased to at least such amount within such 30-day period. See "How to Redeem Shares--Involuntary Redemption."

CERTAIN FACTORS TO CONSIDER

     An investment in any of the Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." As with other mutual funds, there can be no assurance that any Portfolio will achieve its objective. Some or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis; the purchase of stand-by commitments, the lending of portfolio securities and engaging in options and futures transactions. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

SHAREHOLDER INQUIRIES


     Any questions or communications regarding a shareholder account should be directed to PFPC, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 430-9618.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The table below sets forth certain information concerning the investment results of the RBB Family Classes representing interests in the Government Securities, Money Market and Municipal Money Market Portfolios for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1992 through August 31, 1996, are a part of the Funds's financial statements for each of the above Portfolios which have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose current report thereon appears in the Statement of Additional Information along with the financial statements. The financial data for each such Portfolio for the periods ended August 31, 1989, 1990 and 1991 are a part of previous financial statements audited by Coopers & Lybrand L.L.P. The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

RBB FAMILY CLASSES

                                 THE RBB FAMILY
                               THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS(e)
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               GOVERNMENT SECURITIES PORTFOLIO
                                ----------------------------------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                                                                                                     AUGUST 1, 1991
                                    FOR THE         FOR THE         FOR THE           FOR THE          FOR THE       (COMMENCEMENT
                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED    OF OPERATIONS) TO
                               AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992  AUGUST 31, 1991
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of period .........     $ 9.54          $ 9.69           $ 10.73          $ 10.46         $  10.12          $  10.00
                                   -------         -------         ---------         --------         --------        ----------
Income from investment
  operations:
    Net investment income .....     0.5220          0.5819            0.5931           0.7080           0.8002            0.0737
    Net gains (losses)
      on securities (both
       realized and
         unrealized) ..........    (0.2540)         0.0361           (0.8651)          0.3300           0.3408            0.1213
                                   -------         -------         ---------         --------         --------        ----------
   Total from investment
   operations. ................     0.2680          0.6180           (0.2720)          1.0380           1.1410            0.1950
                                   -------         -------         ---------         --------         --------        ----------
ess distributions
  Dividends (from net
    investment income) ........    (0.5220)        (0.5819)          (0.5901)         (0.7080)         (0.8010)          (0.0750)
  Distributions (from excess
    of net investment income) .         --              --           (0.0235)              --               --                --
  Return of capital ...........    (0.2460)        (0.1861)          (0.1544)         (0.0600)              --                --
                                   -------         -------         ---------         --------         --------        ----------
   Total distributions ........    (0.7680)        (0.7680)          (0.7680)         (0.7680)         (0.8010)          (0.0750)
                                   -------         -------         ---------         --------         --------        ----------
Net asset value,
  end of period ...............     $ 9.04          $ 9.54            $ 9.69          $ 10.73          $ 10.46           $ 10.12
                                   =======         =======         =========         ========         ========        ==========
Total return ..................    2.75%(d)        6.72%(d)        (2.60%)(d)        10.36%(d)        11.73%(d)       1.95%(c)(d)
Ratios/Supplemental Data
  Net assets, end of
    period (000) ..............    $ 8,785         $10,514           $54,938         $ 36,296         $ 25,604           $28,225
  Ratios of expenses to average
   net assets .................     .70%(a)         .72%(a)           .64%(a)          .66%(a)          .83%(a)          1.10%(a)(b)
  Ratios of net investment income
    to average net assets .....      6.05%           6.59%             5.86%            6.70%            7.81%           8.50%(b)
  Portfolio turnover rate .....        77%             86%               65%              47%              21%              3%(c)




(a) Without the waiver of advisory, administration and custody fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Securities Portfolio would have been 2.05%, 1.22%, 1.10%, 1.22% and 1.22% for the years ended August 31, 1996,
     1995, 1994, 1993 and 1992, respectively, and 1.28% annualized for the period ended August 31, 1991.


(b)  Annualized.
(c)  Not annualized.
(d)  Sales load not reflected in total return.
(e)  Financial Highlights relate solely to the RBB Class of Shares within the portfolio.

[/FN]

                               RBB FAMILY CLASSES

                                 THE RBB FAMILY
                               THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS(c)
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                             MONEY MARKET PORTFOLIO
                                       ------------------------------------------------------------------------------------------


                                          FOR THE             FOR THE            FOR THE           FOR THE           FOR THE
                                         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
                                       AUGUST 31, 1996    AUGUST 31, 1995    AUGUST 31, 1994    AUGUST31, 1993    AUGUST 31, 1992
                                       ---------------    ---------------    ---------------    --------------    ---------------
Net asset value,
   beginning of period ...............     $   1.00           $   1.00            $   1.00          $   1.00          $   1.00
                                           --------           --------            --------          --------          --------
Income from Investment
   operations:
   Net investment income .............       0.0465             0.0482              0.0273            0.0238            0.0370
   Net gains (losses) on
     securities (both realized
     and unrealized) .................           --                 --                  --                --            0.0007
                                           --------           --------            --------          --------          --------
      Total from investment
         operations ..................       0.0465             0.0482              0.0273            0.0238            0.0377
                                           --------           --------            --------          --------          --------
Less distributions
   Dividends (from net
     investment Income) ..............      (0.0465)           (0.0482)            (0.0273)          (0.0238)          (0.0370)
   Distributions (from
     capital gains) ..................           --                 --                  --                --           (0.0007)
                                           --------           --------            --------          --------          --------
       Total distributions ...........      (0.0465)           (0.0482)            (0.0273)          (0.0238)          (0.0377)
                                           --------           --------            --------          --------          --------
Net asset value, end of
   period ............................     $   1.00           $   1.00            $   1.00          $   1.00          $   1.00
                                           ========           ========            ========          ========          ========

Total Return .........................        4.76%              4.93%               2.76%             2.41%             3.84%
Ratios/Supplemental Data
   Net assets, end of period (000) ...     $     61           $     55            $     45          $     58          $     74
   Ratios of expenses to
     average net assets ..............      1.00%(a)           1.00%(a)            1.00%(a)          1.00%(a)          1.00%(a)
   Ratios of net investment
     income to average net
     assets ..........................        4.65%              4.82%               2.73%             2.38%             3.70%


                                                        MONEY MARKET PORTFOLIO
                                       ------------------------------------------------------
                                                                              FOR THE PERIOD
                                                                            SEPTEMBER 30, 1988
                                          FOR THE            FOR THE          (COMMENCEMENT
                                         YEAR ENDED         YEAR ENDED      OF OPERATIONS) TO
                                       AUGUST 31, 1991    AUGUST 31, 1990    AUGUST 31, 1989
                                       ---------------    ---------------    ---------------
Net asset value,
   beginning of period ...............     $   1.00           $   1.00           $   1.00
                                           --------           --------           --------
Income from Investment
   operations:
   Net investment income .............       0.0621             0.0757             0.0775
   Net gains (losses) on
     securities (both realized
     and unrealized) .................           --                 --                 --
                                           --------           --------           --------
      Total from investment
         operations ..................       0.0621             0.0757             0.0775
                                           --------           --------           --------
Less distributions
   Dividends (from net
     investment Income) ..............      (0.0621)           (0.0757)           (0.0775)
   Distributions (from
     capital gains) ..................           --                 --                 --
                                           --------           --------           --------
       Total distributions ...........      (0.0621)           (0.0757)           (0.0775)
                                           --------           --------           --------
Net asset value, end of
   period ............................     $   1.00           $   1.00           $   1.00
                                           ========           ========           ========

Total Return .........................        6.40%              7.84%           8.74%(b)
Ratios/Supplemental Data
   Net assets, end of period (000) ...     $    109           $    437           $    39
   Ratios of expenses to
     average net assets ..............      1.00%(a)           1.00%(a)           .98%(a)(b)
   Ratios of net investment
     income to average net
     assets ..........................        6.21%              7.57%           8.57%(b)


(a) Without the waiver of advisory and transfer agency fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 18.53%, 17.57%, 14.62%, 10.62%, 4.81%, 6.48% and 4.13% for the years ended August
     31, 1996, 1995,  1994,  1993, 1992, 1991 and 1990,  respectively and 52.80%
     annualized for the period ended August 31, 1989.

(b)  Annualized.
(c) Financial Highlights relate solely to the RBB Class of Shares within the portfolio.


RBB FAMILY CLASSES

                                 THE RBB FAMILY
                               THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS (c)
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                   MUNICIPAL MONEY MARKET PORTFOLIO
                                   ---------------------------------------------------------------------------------------


                                      FOR THE           FOR THE           FOR THE           FOR THE          FOR THE
                                     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                   AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST31, 1993   AUGUST 31, 1992
                                   ---------------   ---------------   ---------------   --------------   ---------------
Net asset value,
   beginning of period ...........    $   1.00           $   1.00          $   1.00         $   1.00         $   1.00
                                      --------           --------          --------         --------         --------
Income from Investment
   operations:
   Net investment income .........      0.0272             0.0279            0.0172           0.0172           0.0264
   Net gains (losses) on
     securities (both realized
     and unrealized) .............          --                 --                --               --               --
                                      --------           --------          --------         --------         --------
       Total from investment
         operations ..............      0.0272             0.0279            0.0172           0.0172           0.0264
                                      --------           --------          --------         --------         --------
Less distributions
   Dividends (from net
     investment income) ..........     (0.0272)           (0.0279)          (0.0172)         (0.0172)         (0.0264)
   Distributions (from
     capital gains) ..............          --                 --                --               --               --
                                      --------           --------          --------         --------         --------
       Total distributions .......     (0.0272)           (0.0279)          (0.0172)         (0.0172)         (0.0264)
                                      --------           --------          --------         --------         --------
Net asset value, end of
   period ........................    $   1.00           $   1.00          $   1.00         $   1.00         $   1.00
                                      ========           ========          ========         ========         ========
Total Return .....................       2.76%              2.82%             1.73%            1.73%            2.67%
Ratios/Supplemental Data
   Net assets, end of period (000)    $      5           $      5          $      5         $      6         $      4
   Ratios of expenses to
     average net assets ..........     1.00%(a)           1.00%(a)          1.00%(a)         1.00%(a)         1.00%(a)
   Ratios of net investment
     income to average
     net assets ..................       2.72%              2.79%             1.72%            1.72%            2.64%




                                               MUNICIPAL MONEY MARKET PORTFOLIO
                                      ---------------------------------------------------
                                                                          FOR THE PERIOD
                                                                        SEPTEMBER 30, 1988
                                         FOR THE           FOR THE         (COMMENCEMENT
                                        YEAR ENDED        YEAR ENDED     OF OPERATIONS) TO
                                      AUGUST 31, 1991   AUGUST 31, 1990   AUGUST 31, 1989
                                      ---------------   ---------------   ---------------
Net asset value,
   beginning of period ...........       $   1.00          $   1.00           $   1.00
                                         --------          --------           --------
Income from Investment
   operations:
   Net investment income .........         0.0406            0.0504             0.0603
   Net gains (losses) on
     securities (both realized
     and unrealized) .............             --                --                 --
                                         --------          --------           --------
       Total from investment
         operations ..............         0.0406            0.0504             0.0603
                                         --------          --------           --------
Less distributions
   Dividends (from net
     investment income) ..........        (0.0406)          (0.0504)            (.0603)
   Distributions (from
     capital gains) ..............             --                --                 --
                                         --------          --------           --------
       Total distributions .......        (0.0406)          (0.0504)           (0.0603)
                                         --------          --------           --------
Net asset value, end of
   period ........................       $   1.00           $  1.00           $   1.00
                                         ========          ========           ========
Total Return .....................          4.14%             5.16%            6.74%(b)
Ratios/Supplemental Data
   Net assets, end of period (000)       $      2           $     9           $      0
   Ratios of expenses to
     average net assets ..........         .99%(a)          1.00%(a)           --%(a)(b)
   Ratios of net investment
     income to average
     net assets ..................          4.06%             5.04%             7.48%(b)




(a) Without the waiver of advisory, administration and transfer agency fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 216.12%, 162.20%, 154.22%, 191.54%, 250.95%, 131.15% and
     509.05%,  for the years ended August 31, 1996, 1995, 1994, 1993, 1992, 1991 and 1990, respectively. The ratio of expenses to average net assets for the Municipal Money Market Portfolio was not reported during the fiscal period ended August 31, 1989 as no shares of the RBB Class of that portfolio had been sold to the public.


(b)  Annualized.
(c) Financial Highlights relate solely to the RBB Class of Shares within the portfolio.

[/FN]

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

                         GOVERNMENT SECURITIES PORTFOLIO

     The objective of the Government Securities Portfolio is to provide the highest level of current income consistent with liquidity and a low risk to principal from a portfolio of U.S. Government obligations. To attain its objective, the Portfolio intends to invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government.

     U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase U.S. Government agency and instrumentality obligations which are debt securities issued by U.S. Government-sponsored enterprises and Federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks.

     During ordinary market conditions, at least 90% of the Portfolio's net assets will be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. The Portfolio will at all times invest at least 65% of its assets in such obligations, not including options and futures on such obligations. The Portfolio's investment adviser may adjust the average maturity of the Portfolio from time to time depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. Thus, at certain times the average maturity of the Portfolio may be relatively short (under one year to five years, for example) and at other times may be relatively long (more than 10 years, for example). The obligations in which the Portfolio invests may not yield as high a level of current income as lower grade obligations.

     HEDGING INVESTMENTS. At such times as the Portfolio's investment adviser deems it appropriate and consistent with the investment objective of the Portfolio, the Portfolio may write covered call options on U.S. Government obligations which are traded on a national securities exchange. The Portfolio may also purchase and sell (i) options on U.S. Government obligations, (ii) interest rate futures contracts, and (iii) options on interest rate futures contracts. The purpose of such transactions is to hedge against changes in the market value of securities in the Portfolio caused by fluctuating interest rates, and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation.

     OPTIONS. The Portfolio may purchase options issued by the Options Clearing Corporation on U.S. Treasury bonds, notes and bills. Such options give the Portfolio the right for a fixed period of time to sell (in the case of the purchase of a put option) or to buy (in the case of the purchase of a call option) the number of units of the underlying obligation covered by the option at a fixed or determinable exercise price. Buying a put hedges against the risk of rising interest rates. Buying a call hedges against a market advance when the Portfolio is not fully invested. Prior to its expiration, a put call option may be sold in a closing sale transaction. Gain or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

     The Portfolio also may write (sell) put or call options but only if such options are covered, and such options remain covered so long as the Portfolio is obligated as a writer of the option (seller). A call option is "covered" if the Portfolio owns the underlying security covered by the call. A put option is "covered" if the Portfolio maintains in a segregated account with its custodian cash, U.S. Treasury bills or other high-grade short-term obligations with a value equal to the exercise price. If a "covered" call or put option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call is exercised, the writer realizes a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. If the covered put is exercised, the writer's cost of purchasing the underlying security is reduced by the amount of the premium. Prior to its expiration, a put or call option may be purchased in a closing sale transaction and gain or loss from the sale will depend on whether the amount paid is more or less than the premium received for the option plus the related transaction costs.

     Options are subject to certain risks, including the risk of imperfect correlation between the option and the Portfolio's other investments and the risk that there might not be a liquid secondary market for the option. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

     FUTURES CONTRACTS. As noted above, the Portfolio may invest in financial futures contracts. Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Portfolio's investment adviser when hedge positions were established.

     OPTIONS ON FUTURES. The Portfolio may purchase and write call and put options on futures contracts which are traded on a U.S. exchange or board of exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Portfolio may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when the Portfolio is not fully invested.

     There is no assurance that the Portfolio will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be imperfect correlations (or no correlations) between movements in the prices of the futures contracts and of the debt securities being hedged, or price distortions due to market conditions in the futures markets. Such imperfect correlations could have an impact on the Portfolio's ability to effectively hedge its securities.

     The Portfolio will not enter into financial futures contracts or related options contracts (valued at market value) if, immediately thereafter, more than 50% of the value of the Portfolio's total assets would be so hedged. The 50% investment restriction is not a fundamental policy of the Portfolio and may be changed without a shareholder vote by the Board of Directors. Restrictions imposed by the Internal Revenue Code may also limit the Portfolio's ability to engage in hedging transactions.

     SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset when the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider the creditworthiness of a seller in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks.

     PORTFOLIO TURNOVER. The Portfolio will actively use trading to benefit from yield disparities among different issues of U.S. Government securities or otherwise to achieve its investment objective and policies. The Portfolio, therefore, may be subject to a greater degree of turnover and, thus, a higher incidence of short-term capital gains taxable as ordinary income than might be expected from portfolios which invest substantially all of their funds on a long-term basis, and correspondingly larger mark-up charges can be expected to be borne by the Portfolio. Federal income tax law may restrict the extent to which the Portfolio may engage in short-term trading activities. See "Taxes" in the Statement of Additional Information for a discussion of such federal income tax law restrictions. The Portfolio anticipates that the annual turnover in the Portfolio will not be in excess of 200%. A 200% turnover rate is greater than that of many other investment companies.

     ILLIQUID SECURITIES. The Government Securities Portfolio will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Government Securities Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of outstanding Shares of the Fund representing interests in the Portfolio. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Government Securities Portfolio will be achieved.

                             MONEY MARKET PORTFOLIO

     The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and relative stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (except that portfolio securities which are subject to repurchase agreements may bear maturities exceeding 397 calendar days). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and which meet certain ratings criteria and present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

     BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

     COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating categories are described in the Appendix to this Prospectus. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by major corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

     Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

     VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Government Securities Portfolio."

     U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations which may be so purchased are described under "Investment Objectives and Policies--Government Securities Portfolio."

     ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purpose. See "Investment Limitations."

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued inter-

est) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act".)

     MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio." In addition, the Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer would agree to purchase, at the Portfolio's option, specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Government Securities Portfolio."

     ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolios' investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (e.g., commercial paper rated "A-1" or "A-2" by S&P, (3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Money Market Portfolio's investment objectives and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority' of the Portfolio's outstanding Shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Money Market Portfolio will be achieved.

                        MUNICIPAL MONEY MARKET PORTFOLIO

     The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Interest").

     MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which meet certain ratings criteria and are determined by the Portfolio's investment adviser to present minimal credit risks pursuant to guidelines established by the Fund's Board of Directors and which at the time of purchase are considered to be "high grade"--e.g., rated "A" or higher by S&P or "A" or higher by Moody's in the case of bonds; rated "SP-1" by S&P or "MIG-1" by Moody's in the case of notes; rated "VMIG-1" by Moody's in the case of variable rate demand notes; or rated "A-1" by S&P or "Prime-1" by Moody's in the case of tax-exempt commercial paper. In addition, the Portfolio may invest in "high quality" notes and tax-exempt commercial paper rated "MIG-2," "VMIG-2," or "Prime-2" by Moody's or "A-2" by S&P if deemed advisable by the Portfolio's investment adviser. The Portfolio may also purchase securities that are unrated at the time of purchase provided that the securities are determined to be of comparable quality by the Portfolio's investment adviser pursuant to guidelines approved by the Fund's Board of Directors. The applicable Municipal Obligation ratings are described in the Appendix to this Prospectus.

     The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

     The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio pursuant to guidelines adopted by the Fund's Board of Directors. Where necessary to ensure that a note is of "high quality," the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding one year, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law.
Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on certain private activity bonds issued after August 7, 1986 that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities (as defined below).

     Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state,
(ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, such Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

     WHEN-ISSUED   SECURITIES.   The  Portfolio  may  also  purchase   portfolio
securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Government Securities Portfolio."

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes."

     TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

     ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies -- Money Market Portfolio --Eligible Securities".

     ILLIQUID SECURITIES. The Municipal Money Market Portfolio will not invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding Shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

     No Portfolio may change the following investment limitations (with certain exceptions, as noted below) without the affirmative vote of the holders of a majority of a Portfolio's outstanding Shares. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     GOVERNMENT  SECURITIES  PORTFOLIO.  The Government Securities Portfolio may
     not:
         1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such limitations.
         2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)
         3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Portfolio to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.
         4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

     In determining whether the Government Securities Portfolio has complied with limitation 3 above, such Portfolio will not take into account the value of options and futures.
         MONEY MARKET PORTFOLIO. The Money Market Portfolio may not:
         1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such limitations.
         2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)
         3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.
         4. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.
         1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or
     (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.
         2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.
         3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

     MUNICIPAL MONEY MARKET PORTFOLIO. The Municipal Money Market Portfolio may not:
         1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to such limitations.
         2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)
         3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.
         4. In addition, without the affirmative vote of the holders of a majority of the affected Portfolio's outstanding Shares, the Municipal Money Market Portfolio may not change its policy of investing, during normal market conditions, at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

         1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS


     The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate nineteen separate investment portfolios. Each of the RBB Family classes represents interests in one of the following such investment portfolios: the Government Securities Portfolio, the Money Market Portfolio and the Municipal Money Market Portfolio.


INVESTMENT ADVISER AND SUB-ADVISER


     PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for all Portfolios other than the Government Securities Portfolio, which has no sub-adviser. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc., is a bank holding company and a wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company.


     As adviser to the Portfolios, PIMC is responsible for overall management of the Portfolios, and is responsible for all purchases and sales of portfolio securities for all Portfolios. PIMC also assists generally in supervising the operations of the Portfolios, maintains the Portfolios' financial accounts and records, and computes the Portfolios' net asset values and net income. PNC Bank, as sub-adviser for all Portfolios other than the Government Securities Portfolio, provides research and credit analysis and provides PIMC with certain other services.

     Robert J. Morgan is responsible for the day-to-day portfolio management of the Government Securities Portfolio. Mr. Morgan is Assistant Vice President with PIMC, where he has been employed since 1988. Previously, he was a Portfolio Manager with Core States.

     For the services provided and expenses assumed by it, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets:

                PORTFOLIO                                   ANNUAL RATE
             ----------------                            ----------------


Money Market ....................................     .45% of first $250 million
                                                      of  net  assets;  .40%  of
                                                      next $250  million  of net
                                                      assets;  and  .35%  of net
                                                      assets  in  excess of $500
                                                      million

Municipal Money  Market .........................     .35% of first $250 million
                                                      of  net  assets;  .30%  of
                                                      next $250  million  of net
                                                      assets;  and  .25%  of net
                                                      assets  in  excess of $500
                                                      million.

Government Securities ...........................     .40% of first $250 million
                                                      of  net  assets;  .35%  of
                                                      next $250  million  of net
                                                      assets;  and  .30%  of net
                                                      assets  in  excess of $500
                                                      million

PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to a Portfolio. Such sub-advisory fees have no effect on the advisory fees payable by a Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.


     For the Fund's fiscal year ended August 31, 1996, PIMC waived all investment advisory fees payable to it with respect to the Government Securities Portfolio. For the same year ended August 31, 1996, the Fund paid PIMC investment advisory fees aggregating .20% of the average net assets of the Money Market Portfolio, .05% of the average net assets of the Municipal Money Market Portfolio, and PIMC waived approximately .17% and .28% of the average net assets of the Money Market Portfolio and Municipal Money Market Portfolio, respectively.


ADMINISTRATOR

     PFPC serves as administrator to the Government Securities Portfolio, and the Municipal Money Market Portfolio. PFPC is an indirect, wholly owned subsidiary of PNC Bank Corp. PFPC generally assists each of the Government Securities and Municipal Money Market Portfolios in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at an annual rate of .10% of each such Portfolio's average daily net assets.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank also serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

     The expenses of each Portfolio are deducted from their total income before dividends are paid. These expenses include, but are not limited to, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of the Fund, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the adviser under its investment advisory agreement with respect to a Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses are cited. Distribution expenses, transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees, identified as belonging to a particular class, are allocated to such class.

     The investment adviser has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

     The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.


     For the Fund's fiscal year ended August 31, 1996, the Fund's total expenses were 2.05% of the average net assets of the RBB Family Class of the Government Securities Portfolio (not taking into account waivers and reimbursements of 1.35%), were 18.53% of the average net assets of the RBB Family Class of the Money Market Portfolio (not taking into account waivers and reimbursements of 17.53%) and were 216.12% of the average net assets of the RBB Family Class of the Municipal Money Market Portfolio (not taking into account waivers and reimbursements of 215.12%).


PORTFOLIO TRANSACTIONS

     A Portfolio's adviser may consider a number of factors in determining which brokers to use in purchasing or selling a Portfolio's securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, the reasonableness of commissions  and  quality  of  services  and  execution.  Transactions  for  the
Portfolios may be effected through Authorized Dealers, subject to the requirements of best execution. A higher rate of turnover of a Portfolio's securities may involve correspondingly higher transaction costs, which will be borne directly by the Portfolio. A Portfolio may enter into brokerage transactions with and pay brokerage commissions to brokers that are affiliated persons (as such term is defined in the 1940 Act) provided that the terms of the brokerage transactions comply with the provisions of the 1940 Act.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, with offices at 466 Lexington Avenue, New York, New York, acts as distributor for each of the Classes pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of each of the Classes.

     The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distributions for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Class. The actual amount of such compensation under the Plans is agreed upon by the Fund's Board of Directors and by the Distributor. Under each of the Distribution Contracts, the Distributor has agreed to accept compensation for its services thereunder and under the relevant Plan in the amount of .40% of the average daily net assets of the relevant Class on an annualized basis in any year. Such compensation may be increased, up to the amount permitted in the Plan, with the approval of the Fund's Board of Directors. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission (the "SEC"), the Distributor has agreed to waive its fee with respect to a Class covered by such order on any day to the extent necessary to ensure that the fee required to be accrued by such Class does not exceed the income of such Class on such day. In addition, the Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

     Under the dealer agreements in effect with respect to the Classes, the Distributor may reallocate up to all of the compensation it receives for its services under the Distribution Contracts and the Plans to Authorized Dealers, based upon the aggregate investment amounts maintained by customers of such Authorized Dealers in each of the Portfolios. The Distributor may also reimburse Authorized Dealers for other expenses incurred in the promotion of the sale of Fund Shares. The Distributor and/or Authorized Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Portfolios of the Fund as well as for related direct mail, advertising and promotional expenses.

     Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Class the fee agreed to under the relevant Distribution Contracts. None of the Plans obligates the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan on behalf of the relevant Class. Thus, under each of the Plans, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     The Plans in effect with respect to the Classes have been approved by shareholders of the relevant Class. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Class. The fee set forth above will be paid by the Fund on behalf of the relevant Class to the Distributor unless and until the relevant Plan is terminated or not renewed.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL


     Shares representing interests in the Non-Money Market Portfolio ("Non-Money Market Shares") and Shares representing interests in the Money Market Portfolios (collectively, "Money Market Shares") are offered continuously for sale by the Distributor and may be purchased through Authorized Dealers. Both Non-Money Market Shares and Money Market Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application, through the designated Authorized Dealer, to the Fund's transfer agent, PFPC. Subsequent purchases of Non-Money Market Shares and Money Market Shares may be effected through an Authorized Dealer or by mailing a check or Federal Reserve Draft, payable to the order of "The RBB Family" c/o PFPC, P.0. Box 8916, Wilmington, Delaware 19899. The name of the Portfolio for which Shares are being purchased must also appear on the check or

Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in any Portfolio must be at least $1,000 and subsequent investments must be at least $100. The Fund reserves the right to reject any purchase order.

     Non-Money Market Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Non-Money Market Shares are offered at the next determined net asset value per share, plus a sales load as described below. Money Market Shares may be purchased on any Money Market Business Day. A "Money Market Business Day" is any day that both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed (except Christmas Day (observed)), as well as Martin Luther King, Jr. Day, Veterans Day and Columbus Day. Money Market Shares are offered at the net asset value per Share next determined after the transfer agent's receipt of a purchase order, without the imposition of a sales charge.

     The price paid for Non-Money Market Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed (plus a sales charge, if no sales charge has been previously imposed with respect to such Shares) after an order is received by the Fund's transfer agent. See "Exchange Privilege." Such price will be the net asset value next computed (plus any applicable sales charge) after an order is received by an Authorized Dealer provided such order is transmitted to and received by the Fund's transfer agent prior to its close of business on such day. It is the responsibility of Authorized Dealers to transmit orders received by them to the Fund's transfer agent so they will be received prior to such time. Orders received by the Fund's transfer agent from an Authorized Dealer after its close of business are priced at the net asset value next determined (plus any applicable sales charge) on the following Business Day. Orders of less than $500 are mailed by an Authorized Dealer. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value (plus any applicable sales charge) next determined after the Fund's transfer agent receives the order and Federal Funds are available to the Fund, which is generally two Business Days after a purchase order is received.

     Shareholders whose shares are held in the street name account of an Authorized Dealer and who desire to transfer such shares to the street name account of another Authorized Dealer should contact their current Authorized Dealer.

     SALES CHARGES--GENERAL. The following table shows sales charges generally applicable to Non-Money Market Shares at various investment levels. Sales charges are reduced on a graduated scale on single purchases of Non-Money Market Shares of $100,000 or more. Sales charges are imposed regardless of whether Non-Money Market Shares are purchased through Authorized Dealers or by direct investment. During special promotions, as much as the entire sales load may be reallowed to Authorized Dealers, and at such times such Authorized Dealers may, by virtue of such reallowance, be deemed to be "underwriters" under the 1933 Act.



                                                            SALES               SALES             REALLOWANCE
                                                          CHARGE AS           CHARGE AS          TO AUTHORIZED
                                                         PERCENTAGE          PERCENTAGE           DEALERS (AS
                                                           OF NET            OF OFFERING         % OF OFFERING
        AMOUNT OF TRANSACTION AT OFFERING PRICE          ASSET VALUE           PRICE                PRICE)
-------------------------------------------------------  -----------         -----------         -------------
Less than $100,000 ....................................       4.99%                4.75%               4.25%
$   100,000 but less than $250,000 ....................       4.17                 4.00                3.50
$   250,000 but less than $500,000 ....................       3.09                 3.00                2.50
$   500,000 but less than $1,000,000 ..................       2.04                 2.00                1.60
$1,000,000 but less than $2,000,000 ...................       1.01                 1.00                 .80
$2,000,000 but less than $4,000,000 ...................        .50                  .50                 .40
$4,000,000 and above ..................................        -0-                  -0-                 -0-



     The foregoing schedule of sales charges applies to purchases of Non-Money Market Shares made at any one time by the following: (a) any individual; (b) any individual, his or her spouse, and their children under the age of 21; (c) a trustee or fiduciary of a single trust estate or single fiduciary account; or
(d) any organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company, and provided that the purchase is made through a central administration, or through a single dealer, or by other means which result in economy of sales effort or expense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. Purchases made by an organized group may include, for example, a trustee or other fiduciary purchasing for a single fiduciary account or other employee benefit plan purchases made through a payroll deduction plan.

     The foregoing schedule applies to single purchases, concurrent purchases of Non-Money Market Shares of two or more of the RBB Family Classes, and to purchases made under a Letter of Intent or pursuant to the Right of Accumulation, both of which plans are described below.

     RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Non-Money Market Shares may be combined with the amount of the investor's current purchase of Non-Money Market Shares in determining the sales charge. IN ORDER TO RECEIVE THE CUMULATIVE QUANTITY REDUCTION, PREVIOUS PURCHASES OF NON-MONEY MARKET SHARES MUST BE CALLED TO THE ATTENTION OF THE FUND'S TRANSFER AGENT AT THE TIME OF THE CURRENT PURCHASE.

     LETTER OF INTENT. An investor may qualify for a reduced sales charge on a purchase of Non-Money Market Shares immediately by signing a nonbinding Letter of Intent stating the investor's intention to invest in Non-Money Market Shares during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. During the term of a Letter of Intent, the Fund's transfer agent will hold Non-Money Market Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed Non-Money Market Shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time.

     The following persons associated with the Fund, the Distributor, Warburg, or PIMC, PNC Bank or PFPC may buy Non-Money Market Shares without paying a sales charge: (a) officers, directors and partners; (b) employees and retirees; (c) registered representatives of Authorized Dealers and of the Distributor; (d) spouses or children of any such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d) above. The following persons may also buy Non-Money Market Shares without paying a sales charge, provided any such person informs the Portfolio's transfer agent at the time of purchase that it believes it qualifies for a sales charge waiver: (a) a trust department of a bank or law firm; (b) a 501(c)(3) organization and a charitable remainder trust or a life income pool established for the benefit of a charitable organization; (c) a registered investment adviser for its own account or on behalf of its clients; (d) an employee benefit or retirement plan (including 401(k) plans, 403(b) plans, 457 plans, profit-sharing plans, SEP-IRAs and qualified plans for self-employed individuals, but excluding regular IRAs, IRA transfers, IRA rollovers and non-working spousal IRAs); and (e) a financial planner that charges a fee and makes the qualifying purchases through a financial institution's net asset value purchase program (provided the purchase program is recognized by the Fund, and the Portfolio whose shares are being purchased is listed as part of the purchase program). In addition, Warburg may purchase Non-Money Market Shares on behalf of the investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals for which it provides investment services without paying a sales charge.

AUTOMATIC INVESTING


     Additional investments in Non-Money Market Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (800) 430-9618 to obtain the appropriate forms.


EXCHANGE PRIVILEGE

     A shareholder may exchange Shares of any one of the RBB Family Classes for Shares of any other of the RBB Family Classes. Such exchange will be effected at the net asset value of the exchanged Class and the net asset value (plus any applicable sales charges in the case of exchanges for Non-Money Market Shares for which a sales charge has not previously been paid) of the Class to be acquired next determined after the transfer agent's receipt of a request for an exchange. REQUESTS FOR EXCHANGES BETWEEN NON-MONEY MARKET CLASSES AND MONEY MARKET CLASSES WILL BE HONORED ONLY ON MONEY MARKET BUSINESS DAYS. No exchange fee is currently imposed on exchanges, although the Fund reserves the right to impose a $5.00 administrative fee for each exchange. However, a sales charge is currently imposed on exchanges of Money Market Shares for Non-Money Market Shares when no sales charge has been previously imposed with respect to such Shares. An exchange of Shares will be treated as a sale for Federal income tax purposes. See "Taxes."

     A shareholder wishing to make an exchange may do so by sending a written request to the Fund's transfer agent. In the case of shareholders holding share certificates, the certificates must accompany the request for an exchange. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE TO EXCHANGE SHARES BY TELEPHONE BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL EXCHANGE REQUESTS. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange (800) 430-9618 The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither the Fund nor PFPC will be liable for any loss, liability, cost or expense for following the Fund's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     The Fund's telephone transaction procedures include the following measures:
(1)  requiring  the  appropriate  telephone  transaction  privilege  forms;  (2)
requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting  exchanges only if the two account  registrations  are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     If the exchanging shareholder does not currently own Shares of the Class whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and Authorized Dealer of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by a commercial bank or trust company or a member firm of a national securities exchange. In order to establish a systematic withdrawal plan for the new account, however, an exchanging shareholder must file a specific written request. The exchange privilege may be modified or terminated at any time, or from time to time, by the Fund, upon 60 days written notice to shareholders.

     If an exchange is to a new RBB Family Class, the dollar value of Shares acquired must equal or exceed the Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Fund's minimum for subsequent investments. If any amount remains in the RBB Class from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

RETIREMENT PLANS

     RBB Family Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or an Authorized Dealer. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

NORMAL REDEMPTION


     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to The RBB Family c/o PFPC, P.O. Box 8916, Wilmington, Delaware 19899. There is no charge for a redemption. Shareholders may also place redemption requests through an Authorized Dealer, but such Authorized Dealer might charge a fee for this service.


     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed. A signature guarantee verifies the authenticity of your signa-ture and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 430-9618 to determine whether the entity that will guarantee the signature is an eligible guarantor.

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, the Fund will issue share certificates for any of the Classes if a written request has been made to the Fund's transfer agent. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

REDEMPTION BY CHECK

     An investor holding Shares of a Money Market Class may request that the Fund provide redemption checks drawn on such Money Market Class. SHAREHOLDERS HOLDING SHARE CERTIFICATES FOR MONEY MARKET SHARES ARE NOT ELIGIBLE FOR CHECK REDEMPTION PRIVILEGES BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL REDEMPTION REQUESTS. Checks will be sent only to the registered owner(s) and only to the address of record. Investors may issue checks made payable to the order of any person in the amount of $100 or more. The redemption is not effective until the check is processed and cleared by the transfer agent, and dividends are earned until the redemption is effected. Because dividends accrue daily, a check should not be used to close an account as a small balance is likely to result. There is no charge to the investor for redemption by check. If a shareholder who has check redemption privileges exchanges funds from one Money Market Class into another Money Market Class, he or she will automatically receive a checkbook for the new account (allow three to four weeks for delivery). The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted. This check redemption privilege applies only to Shares of the Money Market Portfolios.

SYSTEMATIC WITHDRAWAL PLAN


     If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan for any of the RBB Family Classes and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Fund's transfer agent, PFPC, P.O. Box 8916, Wilmington, Delaware 19899. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE TO ESTABLISH A SYSTEMATIC WITHDRAWAL PLAN BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL WITHDRAWAL REQUESTS. Each withdrawal redemption will be processed about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, shares of the appropriate Class will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for Federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.


     The maintenance of a Systematic Withdrawal Plan for a Class concurrently with purchases of additional shares of that Class would be disadvantageous because of the sales commission involved in the additional purchases. You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under Automatic Investing. You will receive a confirmation of each transaction showing the sources of the payment and the share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund with respect to the applicable Class and it will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven business days prior to the end of the month preceding a scheduled payment.

INVOLUNTARY REDEMPTION

     The Fund reserves the right to redeem a shareholder's account in any Class at any time the net asset value of the account in such Class falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Class is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

     In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund's transfer agent. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund's transfer agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared.

NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset value for each Portfolio is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of Shares outstanding. The net asset value of the Non-Money Market Portfolio is calculated as of 4:00 p.m. Eastern Time on each Business Day. The net asset value of each Money Market Portfolio is determined twice each Money Market Business Day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time.

         Valuation of securities held by the Non-Money Market Portfolio is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     The Fund seeks to maintain for each of the Money Market Portfolios a net asset value of $1.00 per Share for purpose of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per Share of the Money Market Portfolios will not vary.

     With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Class unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by each of the Money Market Portfolios will be declared as a dividend on a daily basis and paid monthly, and are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Government Securities Portfolios will declare and pay dividends from net investment income monthly, generally near the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

     Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31% while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

     The Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in this Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates, and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum tax liability. Depending upon market conditions. The Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for alternative minimum tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

     The Municipal Money Market Portfolio will determine annually the percentages of their respective net investment income which are fully tax-exempt, which constitute an item of tax preference for alternative minimum tax purposes, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

     Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received. The foregoing considerations do not apply to the purchase of Shares of the Money Market Portfolios that are offered at a constant net asset value of $1.00 per share.

     Shareholders who exchange Shares representing interests in one Portfolio for Shares representing interests in another Portfolio will generally recognize capital gain or loss for Federal income tax purposes.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

     An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

     The Fund offers multiple classes of shares in each of its Money Market Portfolio and Municipal Money Market Portfolio, to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

     Shares of a class of Common Stock in the Cash Preservation Family may be exchanged for another class of Common Stock in such Family as well as for shares of the Non-Money Market Classes of Common Stock of the RBB Family. Otherwise, no exchanges between Families are permitted.

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE RBB FAMILY CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE RBB FAMILY CLASSES.

     Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, shares of the Fund will be fully paid and non-assessable.

     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


     As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES


     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 430-9618.


SHARE CERTIFICATES
     The Fund will issue share certificates for any of the Classes only upon the written request of a shareholder sent to PFPC.

PERFORMANCE INFORMATION
     From time to time, the Non-Money Market Portfolio may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return, net of a Non-Money Market Portfolio's maximum sales charge, over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of a Non-Money Market Portfolio. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment, of $1,000 to the ending redeemable value, net of the maximum sales charge and other fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Non-Money Market Portfolio may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately a Portfolio's performance with other measures of investment return. For example, a Portfolio's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average. For these purposes, the performance of a Portfolio, as well as the performance published by such services or experienced by such indices, will usually not reflect sales charges, the inclusion of which would reduce performance results. All advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost. If a Portfolio advertises non-standard computations, however, the Portfolio will disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted.

     From time to time, the Non-Money Market Portfolio may also advertise its "30-day yield." The yield of a Non-Money Market Portfolio refers to the income generated by an investment in the Fund over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share earned by a Non-Money Market Portfolio during the period by the maximum public offering price per share of the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

     From time to time each of the Money Market Portfolios may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of either of the Money Market Portfolios refers to the income generated by an investment in such a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in such a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing such Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate.

     The yield on Shares of any of the Portfolios will fluctuate and is not necessarily representative of future results. Shareholders should remember that yield is generally a function of portfolio quality and maturity, type of instrument, operating expenses and market conditions. Any fees charged by broker/dealers directly to their customers in connection with investments in a Portfolio are not reflected in the yields on a Portfolio's Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the RBB Family Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."

APPENDIX A
--------------------------------------------------------------------------------

RATINGS OF DEBT SECURITIES

                          STANDARD & POOR'S CORPORATION

AAA Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB Debt rated 'BB', 'B', 'CCC', or 'CC' is regarded, on balance, as predominantly speculative with respect to capacity Bto pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree CCC of speculation and `CC' the highest degree of speculation. While such debt will likely have some quality and pro CC tective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C This rating is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

(+) The ratings from 'AAA' or 'CCC' may be modified by the addition of a plus or minus sign to show relative stand OR (-) ing or within the major rating categories.

*     Continuance of the rating is contingent  upon S&P's receipt of an executed
      copy  of  the  escrow  agreement  or  closing   documentation   confirming
      investments and cash flows.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

      DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

P PROVISIONAL RATINGS: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of. or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

NOTES

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

SP-3 Speculative capacity to pay principal and interest.

COMMERCIAL PAPER

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     Ratings are graded into four categories, ranging from 'A' for the highest quality obligations to 'D' for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

VARIABLE RATE DEMAND BONDS

     Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a long-term rating and a variable rate demand rating. The first rating addresses the likelihood of repayment of principal and interest due and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, `AAA/A-1 +'). If the nominal maturity is short (three years or less), a note rating is assigned.

MOODY'S INVESTORS SERVICE, INC. RATINGS
--------------------------------------------------------------------------------

CORPORATE BONDS

                                       Aaa

     Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

                                        A

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

     Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

     Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's bond ratings, where specified, are also applied to senior bank obligations with an original maturity in excess of one year. Among the bank obligations covered are bank deposits, bankers acceptance and obligations to deliver foreign exchange. Obligations relying upon support mechanisms such as letters-of-credit are excluded unless explicitly rated.

     NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

     The following summarizes the ratings used by Moody's for short-term notes and variable rate demand obligations:

     MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

     MIG-3/VMIG-3. Obligations bearing these designations are of favorable quality. All security elements are accounted for but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is hereby to be less well established.

COMMERCIAL PAPER RATINGS

     The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term debt obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers PRIME-3 (or supporting institutions) have an acceptable capacity rated for repayment of senior short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

                      (This Page Intentionally Left Blank.)

                      (This Page Intentionally Left Blank.)

                                 THE RBB FAMILY

                        GOVERNMENT SECURITIES PORTFOLIO,
                           MONEY MARKET PORTFOLIO AND
                        MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information provides supplementary information pertaining to shares of three classes (the "RBB Family Shares or the "Shares") representing interests in three investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Government Securities Portfolio, the Money Market Portfolio and the Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the RBB Family Prospectus of the Fund, dated December 3, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained from the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.

                                    CONTENTS
                                                                     Prospectus
                                                        Page            Page
                                                        ----         ----------
General........................................           2              2
Investment Objectives and Policies ............           2              9
Directors and Officers ........................          21             N/A
Investment Advisory, Distribution
 and Servicing Arrangements ...................          23             20
Portfolio Transactions ........................          29             N/A
Purchase and Redemption Information ...........          31             23
Valuation of Shares ...........................          32             28
Performance and Yield Information..............          34             N/A
Taxes .........................................          37             29
Special Tax Considerations Relating to
 Government Securities Portfolio ..............          43             N/A
Additional Information Concerning Fund Shares..          47             N/A
Miscellaneous .................................          49             N/A
Financial Statements (Audited) ................         F-1             N/A
Appendix ......................................         A-1             N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL

     The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to three classes of shares (the "RBB Family Classes") representing interests in three of the investment portfolios (the "Portfolios") of the Fund: the Government Securities Portfolio, the Money Market Portfolio and the Municipal Money Market Portfolio. The RBB Family Classes are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.

     Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of certain instruments the Portfolios may purchase is set forth in the Appendix to the Prospectus.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by a Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of a Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is of comparable quality at the time of purchase to rated instruments which may be
                                      -2-
purchased by a Money Market Portfolio, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

     FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While firm commitments are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, a Portfolio's custodian will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. A Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments. The Portfolios expect that commitments to purchase "when issued" securities will not exceed 25% of the value of their respective total assets absent unusual market conditions. When a Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     STAND-BY COMMITMENTS. Under a stand-by commitment with respect to obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in a Portfolio, a dealer would agree to purchase at a Portfolio's option a specified Municipal Obligation at its amortized cost value to such Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by a Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

     It is expected that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Portfolio will not exceed 1/2 of 1% of the value of a Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

     It is intended that stand-by commitments will be entered into only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. A Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

     A Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and it is not intended that a Portfolio will exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by a Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

     OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. With respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in a Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. A Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

     MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

     Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made.

The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio involved.

     The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

     U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

     FUTURES CONTRACTS. When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. The underlying instrument may be a specified type of security, such as U.S. Treasury bonds or notes.

     The majority of futures contracts are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss.

     If a Portfolio holds a futures contract until the delivery date, it will be required to complete the purchase and sale contemplated by the contract. In the case of futures contracts on securities, the purchaser generally must deliver the agreed-upon purchase price in cash, and the seller must deliver securities that meet the specified characteristics of the contract.

     The Portfolio may purchase futures contracts as an alternative to purchasing actual securities. For example, if a Portfolio intended to purchase bonds but had not yet done so, it could purchase a futures contract in order to lock in current bond prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. Alternatively, a Portfolio could purchase a futures contract if it had cash and short-term securities on hand that it wished to invest in longer-term securities, but at the same time that Portfolio wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations. In these strategies the Portfolio would use futures contracts to attempt to achieve an overall return -- whether positive or negative --similar to the return from longer-term securities, while taking advantage of potentially greater liquidity that futures contracts may offer. Although the Portfolio would hold cash and liquid debt securities in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions can take several days. However, because the Portfolio's cash that would otherwise have been invested in higher-yielding bonds would be held uninvested or invested in short-term securities so long as the futures position remains open, the Portfolio's return would involve a smaller amount of interest income and potentially a greater amount of capital gain or loss.

     A Portfolio may sell futures contracts to hedge its other investments against changes in value, or as an alternative to sales of securities. For example, if the investment adviser anticipated a decline in bond prices, but did not wish to sell bonds owned by a Portfolio, it could sell a futures contract in order to lock in a current sale price. If prices subsequently fell, the future contract's value would be expected to rise and offset all or a portion of the loss in the bonds that Portfolio had hedged.

Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit of the Portfolio. In this type of strategy, the Portfolio's return will tend to involve a larger component of interest income, because the Portfolio will remain invested in longer-term securities rather than selling them and investing the proceeds in short-term securities which generally provide lower yields.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker (known as a futures commission merchant, or FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers. The investment adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which a Portfolio does business.

     CORRELATION OF PRICE CHANGES. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Portfolio will not match that Portfolio's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between a Portfolio's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. A Portfolio may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in that Portfolio's other investments.

     LIQUIDITY OF FUTURES CONTRACTS. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Portfolio to continue to hold a futures position until the delivery date regardless of changes in its value. As a result, a Portfolio's access to other assets held to cover its futures positions could also be impaired.

     PURCHASING PUT OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give a Portfolio the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, a Portfolio pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security, or a futures contract.

     A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. If the Portfolio exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require the Portfolio to make futures margin payments unless it exercises the option. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     Put options may be used by a Portfolio to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Portfolio can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Portfolio's resulting losses. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), a Portfolio would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. At the same time, because the maximum a Portfolio has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Portfolio to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.

     PURCHASING CALL OPTIONS. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, a Portfolio would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, a Portfolio can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     A Portfolio may write put options as an alternative to purchasing actual securities. If security prices rise, the Portfolio would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Portfolio will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Portfolio would expect to suffer a loss. This loss should be less than the loss the Portfolio would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. As with other futures and options strategies used as alternatives for purchasing securities, the Portfolio's return from writing put options generally will involve a smaller amount of interest income than purchasing longer-term securities directly, because the Portfolio's cash will be invested in shorter-term securities which usually offer lower yields.

     WRITING CALL OPTIONS. Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the

Portfolio would seek to mitigate the effects of a price decline. At the same time, because a Portfolio would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Portfolio would give up some ability to participate in security price increases when writing call options.

     COMBINED OPTION POSITIONS. A Portfolio may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     RISKS OF OPTIONS TRANSACTIONS. Options are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and a Portfolio's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Portfolio cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. A Portfolio will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. A Portfolio will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A Portfolio will not enter into an option or futures position that exposes the Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. A Portfolio will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

     LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The Fund on behalf of the Government Securities Portfolio has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility includes the following representations:

     (a) The Government Securities Portfolio will use commodity futures contracts and related commodity options solely for bona fide hedging purposes within the meaning of CFTC regulations; provided that the Portfolio may hold long positions in commodity futures contracts and related commodity options that do not fall within the definition of bona fide hedging transactions if the positions are used as part of a portfolio management strategy and are incidental to the Portfolio's activities in the underlying cash market, and the underlying commodity value of the positions at all times will not exceed the sum of (i) cash or United States dollar-denominated high quality short-term money market instruments set aside in an identifiable manner, plus margin deposits, (ii) cash proceeds from existing investments due in 30 days, and (iii) accrued profits on the positions held by a futures commission merchant; and

     (b) The Government Securities Portfolio will not enter into any commodity futures contract or option on a commodity futures contract if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Portfolio has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of the Portfolio's total assets.

     In addition, the Government Securities Portfolio will not enter into any futures contract and any option if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of securities or other instruments underlying the Portfolio's other futures or options positions, would exceed 50% of the Portfolio's net assets.

     The Government Securities Portfolio's limitations on investments in futures contracts and its policies regarding futures contracts and the limitations on investments in options and its policies regarding options discussed above in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit. A Portfolio will not modify the above limitations to increase its permissible futures and options activities without supplying additional information in a current Prospectus or Statement of Additional Information that has been distributed or made available to the Portfolio's shareholders.

     Various exchanges and regulatory authorities have recently undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures or options transactions, and proposals to increase the margin requirements for various types of strategies. It is impossible to predict what actions, if any, will result from these reviews at this time.

     SHORT SALES "AGAINST THE BOX." In a short sale, a Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for speculative purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

     REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio involved under the 1940 Act.

     LOANS OF PORTFOLIO SECURITIES. With respect to loans by the Government Securities Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations.

     RIGHTS OFFERINGS AND PURCHASE WARRANTS. Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Portfolio could loose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the rights and warrants expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Portfolio will not invest more than 5% of its total assets, taken at market value, in warrants, or more than 2% of its total assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by a Portfolio in units or attached to other securities are not subject to this restriction.

     ELIGIBLE SECURITIES - MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS. The Money Market and Municipal Money Market Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolios' investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities;
(2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's, or (b) are rated (at the time of purchase) by only one NRSRO in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or
(4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market Portfolio of securities that are rated by only one NRSRO or that are Unrated Securities.

     ILLIQUID SECURITIES. The non-money market portfolio of the Fund may invest up to 15% of its net assets in illiquid securities, however, none of the money market Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Government Securities and Money Market Portfolios, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new relatively regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

     Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio pursuant to guidelines established by and under the supervision of the Board of Directors. Where there are no readily available market quotations, the security shall be valued a fair value as determined in good faith by the Board of Directors of the Fund. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


INVESTMENT LIMITATIONS.

     None of the MONEY MARKET OR MUNICIPAL MONEY MARKET PORTFOLIOS may:

     1. Borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except as may be necessary in connection with such borrowing and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of the borrowing and, with respect to the other Portfolios, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of a Portfolio's securities by enabling a Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

     2. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

     3. Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

     4. Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

     5. Make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

     6. Purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     7. Purchase or sell commodities or commodity contracts;

     8. Invest in oil, gas or mineral-related programs or leases;

     9. Make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and except that all Portfolios other than the Tax-Free Portfolio and the Municipal Money Market Portfolio may enter into repurchase agreements;

     10. Purchase any securities issued by any other investment company except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer; or

     11. Make investments for the purpose of exercising control or management.

     MONEY MARKET PORTFOLIO. In addition to the foregoing enumerated policy limitations, the Money Market Portfolio may not:

     (a) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

     (b) Purchase any securities other than Money Market Instruments (which include U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and commercial paper (including variable amount master notes), some of which may be subject to repurchase agreements), but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

     (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

     With respect to limitation (a) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the SEC and would be disclosed in the Prospectus prior to being made.

     MUNICIPAL MONEY MARKET PORTFOLIO. In addition to the foregoing enumerated policy limitations, the Municipal Money Market Portfolio may not:

     (a) Change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax and may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations.

     (b) Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the

Portfolio to be invested in the obligations of issuers in the same industry.

     The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio affected or (b) 67% or more of the shares of the Portfolio affected present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio affected are represented at the meeting in person or by proxy.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

     1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
(i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

     2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

     3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

         So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

     1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

     The GOVERNMENT SECURITIES PORTFOLIO may not:

     1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such limitations;

     2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

     3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Portfolio to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations;

     4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income

(without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies;

     5. Purchase securities on margin (but may make margin payments in connection with transactions in financial futures contracts and related options) or purchase real estate or interests therein, commodities or commodity contracts except financial futures contracts and related options;

     6. Engage in the underwriting of securities by other issuers, except to the extent that the Portfolio may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act of 1933, as amended, securities which it has acquired, or participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders with other accounts under the management of the investment adviser to save commissions or to average prices among them is not deemed to result in a securities trading account;

     7. Effect a short sale of any security except in hedging strategies, and then only to the extent such investments do not exceed 25% of the Portfolio's net asset, value or issue senior securities except as permitted by limitation 2 above. For purposes of this restriction, the purchase and sale of financial futures and related options does not constitute the issuance of a senior security;

     8. Purchase securities of any company with a record of less than three years' continuous operation if such purchase would cause the Portfolio's investments in all such companies taken at cost to exceed 5% of the Portfolio's total assets taken at market value;

     9. Invest for the purpose of exercising control over or management of any company;

     10. Invest more than 10% of its total assets in the securities of other investment companies; or

     11. Purchase interest in oil, gas or other mineral exploration programs; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas or other minerals.

     In determining whether the Portfolio has complied with limitation 3 above, the Portfolio will not take into account the value of options and futures.

     The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

     In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

                             DIRECTORS AND OFFICERS

     The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:

                                                          Principal Occupation
Name, Address and Age            Position with Fund       During Past Five Years
---------------------            ------------------       ----------------------

Arnold M. Reichman- 48*          Director                 Since 1986, Managing
466 Lexington Avenue                                      Director and Assistant
New York, NY  10017                                       Secretary, E. M.
                                                          Warburg, Pincus & Co.,
                                                          Inc.; Since 1990,
                                                          Chief Executive
                                                          Officer and since
                                                          1991, Secretary,
                                                          Counsellors Securities
                                                          Inc; Officer of
                                                          various investment
                                                          companies advised
                                                          by Warburg, Pincus
                                                          Counsellors, Inc.

Robert Sablowsky- 58**          Director                  Since OCTOBER 1996,
110 Wall Street                                           SENIOR VICE PRESIDENT
New York, NY 10005                                        OF FAHNESTOCK & CO.,
                                                          INC. 1985 TO 1996,
                                                          Executive
                                                          Vice President of
                                                          Gruntal & Co., Inc.,
                                                          Director, Gruntal &
                                                          Co., Inc.

Francis J. McKay-60             Director                  Since 1963, Executive
7701 Burholme Avenue                                      Vice President,
Philadelphia, PA 1911                                     Fox Chase Cancer
                                                          Center (Biomedical
                                                          research and medical
                                                          care.)

Marvin E. Sternberg- 62         Director                  Since 1974, Chairman,
937 Mt. Pleasant Road                                     Director and
Bryn Mawr, PA 19010                                       President, Moyco
                                                          Industries, Inc.
                                                          (manufacturer of
                                                          dental supplies and
                                                          precision coated
                                                          abrasives); Since
                                                          1968, Director and
                                                          President, Mart MMM,
                                                          Inc. (formerly
                                                          Montgomeryville
                                                          Merchandise Mart Inc.)
                                                          and Mart PMM, Inc.
                                                          (formerly Pennsauken
                                                          Merchandise Mart,
                                                          Inc.) (Shopping
                                                          Centers); and Since
                                                          1975,

                                                          Principal Occupation
Name, Address and Age            Position with Fund       During Past Five Years
---------------------            ------------------       ----------------------

                                                          Director and
                                                          Executive Vice
                                                          President, Cellucap
                                                          Mfg. Co., Inc.
                                                          (manufacturer of
                                                          disposable headwear).

Julian A. Brodsky- 63            Director                 Director and Vice
1234 Market Street                                        Chairman, 1969 to
16th Floor                                                present, Comcast
Philadelphia, PA 19107-3703                               Corporation; Director
                                                          Comcast Cablevision
                                                          of Philadelphia (cable
                                                          television and
                                                          communications) and
                                                          Nextel (wireless
                                                          communication).

Donald van Roden- 72             Director                 Self-employed business
1200 Old Mill Lane                                        man. From February
Wyomissing, PA 19610                                      1980 to March 1987,
                                                          Vice Chairman,
                                                          SmithKline Beckman
                                                          Corporation
                                                          (pharmaceuticals);
                                                          Director, AAA
                                                          Mid-Atlantic (auto
                                                          service); Director,
                                                          Keystone Insurance Co.

Edward J. Roach- 72              President and            Certified Public
Suite 100                        Treasurer                Accountant; Vice
Bellevue Park                                             Chairman of the Board,
  Corporate Center                                        Fox Chase Cancer
400 Bellevue Parkway                                      Center; Emeritus
Wilmington, DE  19809                                     Trustee, Pennsylvania
                                                          School for the Deaf;
                                                          Trustee Emeritus,
                                                          Immaculata College;
                                                          Vice President and
                                                          Treasurer of
                                                          various investment
                                                          companies advised
                                                          by PNC Institutional
                                                          Management
                                                          Corporation.

Morgan R. Jones- 57              Secretary                Chairman of the law
1100 PNB Bank Building                                    firm of Drinker Biddle
Broad and Chestnut Streets                                & Reath, Philadelphia
Philadelphia, PA 19107                                    Pennsylvania;
                                                          Director, Rocking
                                                          Horse Child Care
                                                          Centers of America,
                                                          Inc.

---------------------

* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.


** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.

     Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

     Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

     Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.

     The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and ($1,000) per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, ^ 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS RECEIVED COMPENSATION FROM THE FUND IN THE FOLLOWING AMOUNTS:


                       DIRECTORS               COMPENSATION
                       ---------               ------------
                  JULIAN A. BRODSKY               $12,525
                  FRANCIS J. MCKAY                 15,975
                  MARVIN E. STERNBERG              16,725
                  DONALD VAN RODEN                 21,025

On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Bank Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the sub-adviser to all Portfolios other than the Government Securities Portfolio, which has no sub-adviser, and the Fund's custodian, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank or the Distributor currently receives any compensation from the Fund.

          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

     ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC, and PNC Bank and the fees received by each of them for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios pursuant to separate Investment Advisory and Administration Agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the Government Securities Portfolio, which has no sub-adviser. The Advisory and Sub-Advisory Agreements relating to the Money Market Portfolio are dated August 16, 1988; the Advisory and Sub-Advisory Agreements relating to the Municipal Money Market Portfolio are dated April 21, 1992 and August 16, 1988, respectively; the Advisory Agreement relating to the Government Securities Portfolio is dated June 25, 1990. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."

     For the year ended August 31, 1996, PIMC WAIVED ADVISORY FEES WITH RESPECT TO THE GOVERNMENT SECURITIES, MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS IN THE AMOUNT OF $39,247, $3,527,715 AND $1,218,973 RESPECTIVELY UNDER THE APPLICABLE ADVISORY CONTRACT. DURING THE SAME YEAR OR PERIOD, PIMC RECEIVED ADVISER FEES (AFTER WAIVERS) IN THE AMOUNTS OF $ 0 , $4,174,375 AND $190,687 RESPECTIVELY. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC waived advisory fees with respect to the Government Securities, Money Market and Municipal Money Market Portfolios in the amount of $178,872, $2,589,832 and $1,041,321 respectively under the applicable Advisory Contract. During the same year or period, PIMC received adviser fees (after waivers) in the amounts of $0, $2,274,697 and $67,752 respectively. For year ended August 31, 1994 PIMC waived advisory fees with respect to the Government Securities, Money Market and Municipal Money Market Portfolios in the amount of $228,607, $2,255,986, and $1,091,646 respectively under the applicable Advisory Contract. During the same year or period, PIMC received advisor fees (after waivers) in the amounts of $0, $1,947,768 and $7,733 respectively.

     As required by various state regulations, PIMC will reimburse the Fund or the Portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or the Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2 1/2% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1 1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

     Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

     Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

     The Advisory Contracts were each most recently approved for continuation with respect to each of the Portfolios on July 10, 1996 by vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or interested persons (as defined in the 1940 Act) of such parties. The Advisory Contracts were approved with respect to the Money Market Portfolio by the shareholders of the Portfolio at a special meeting held on December 22, 1989, as adjourned. The applicable Advisory Contracts were approved with respect to the Government Securities Portfolio by shareholders of such Portfolio at a special meeting held July 26, 1991, as adjourned and the Advisory Contracts were each approved with respect to the Municipal Money Market Portfolio by shareholders at meetings held December 22, 1989, as adjourned (sub-advisory agreements) and June 10, 1992, as adjourned (current advisory agreement). Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank.

Each of the Advisory Contracts relating to a Portfolio may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.

     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

     PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's RBB Family Classes pursuant to a Transfer Agency Agreement dated June 29, 1990, with respect to Portfolios (collectively, the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the RBB Family Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each RBB Family Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $11.00 per account in the Government Securities, for orders which are placed via third parties and electronically relayed to PFPC, and at an annual rate of $13.00 per account for all other orders; and $15.00 per account in each of the Money Market Portfolios for orders which are placed via third parties and electronically relayed to PFPC, and at an annual rate of $17.00 per account for all other orders, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

     PFPC has entered into, and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

     ADMINISTRATION AGREEMENTS. PFPC serves as administrator to the Government Securities Portfolio pursuant to an Administration Agreement effective April 10, 1991, and to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (collectively, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Government Securities and Municipal Money Market Portfolios statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

     The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of each of the Government Securities and Municipal Money Market Portfolios.

     DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements (collectively, the "Distribution Contracts") entered into by the Distributor and the Fund on behalf of each of the RBB Family Classes, and separate Plans of Distribution for each of the RBB Family Classes (collectively, and as amended, the "Plans") all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of each of the RBB Family Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to Authorized Dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

     Each of the Plans relating to the Government Securities, Money Market and Municipal Money Market Portfolios were most recently approved for continuation, as amended, on July 10, 1996 with respect to the relevant RBB Family Class by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). The Plan relating to the Government Securities Portfolio was approved by its shareholders at a special meeting held July 26, 1991, as adjourned. Each of the Plans relating to the Money Market and Municipal Money Market Portfolios were approved by shareholders of each RBB Family Class at a special meeting of shareholders held December 22, 1989, as adjourned.

     Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the RBB Family Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected RBB Family Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of such directors who are not "interested persons" of the Fund.

     During the year ended August 31, 1996 the Fund paid distribution fees to the Distributor under the Plans for the RBB Family Classes of each of the Government Securities, Money Market and Municipal Money Market Portfolios in the aggregate amounts of $39,251, $226 and $21, respectively. Of those amounts, $25,586, $0, and $0 was paid to dealers with whom the Fund's Distributor had entered into dealer agreements and $13,665, $226 and $21 was retained by the Distributor and used to pay certain legal fees, printing, postage, travel and entertainment, administrative and sales and marketing expenses. During the same year, the Distributor waived no distribution fees for each of the RBB Family Classes of the Government Securities, Money Market and Municipal Money Market Portfolios. The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his previous position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.

     The Distribution Contract applicable to the Government Securities Portfolio also provide that the Distributor will be entitled to receive sales commissions equal to 4.99% of the net asset value of shares sold in any month, with such commissions being reduced for volume sales and sales made under certain purchase programs described in the Prospectus. Notwithstanding the foregoing, certain classes of investors described in the Prospectus who are associated with the Fund, the Distributor, PIMC, PNC Bank, PFPC or Warburg are not charged any sales commissions.


                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the Board of Directors, PIMC is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Government Securities, Money Market and Municipal Money Market Portfolios. In executing portfolio transactions, PIMC seeks to obtain the best net results for a Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While PIMC generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best results in particular transactions.

     No Portfolio has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. PIMC may, consistent with the interests of a Portfolio and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio and other clients of PIMC. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by PIMC under its respective contract. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that PIMC, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of PIMC to a Portfolio and its other clients and that the total commissions paid by a Portfolio will be reasonable in relation to the benefits to a Portfolio over the long-term.

     Corporate debt and U.S. Government securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

     Investment decisions for each Portfolio and for other investment accounts managed by PIMC are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or Warburg or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC or Warburg not participate in or benefit from the sale to a Portfolio.

     Purchases of portfolio securities by each of the Money Market Portfolio and the Municipal Money Market Portfolio (collectively, the "Money Market Portfolios") are made from dealers, underwriters and issuers. Such Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     During the years ended August 31, 1993 through August 31, 1996, no Portfolio paid brokerage commissions.


     Each of the Money Market Portfolios intends to purchase only securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less). Each of the Money Market Portfolios may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because each of the Money Market Portfolios intends to purchase only securities with remaining maturities of 397 calendar days or less, for regulatory purposes, its portfolio turnover rate will be zero. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Money Market Portfolios do not intend to seek profits through short-term trading.

     The Government Securities Portfolio expects that its annual portfolio turnover rate will not exceed 200%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio. Federal income tax laws may restrict the extent to which a portfolio may engage in short term trading of securities. See "Taxes". For the year ended August 31, 1996, the Government Securities Portfolio had a turnover rate of 77%. The Government Securities Portfolio (the "Non-Money Market Portfolio") anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


                       PURCHASE AND REDEMPTION INFORMATION

     The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

     Under the 1940 Act, a Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES

     The net asset value per share of each Non-Money Market Portfolio is calculated as of 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day,^ Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at 4:00 p.m.; securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     The net asset value per share of each of the Money Market Portfolios is computed twice each day, as of 12:00 noon Eastern Time and as of 4:00 p.m. Eastern Time on each Money Market Business Day. "Money Market Business Day" means any day that both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the FRB is closed on weekends and the same holidays on which the NYSE is closed (except Christmas Day, observed), as well as Martin Luther King, Jr. Day, Veterans Day and Columbus Day. The Fund intends to use its best efforts to maintain the net asset value of each of the Money Market Portfolios at $1.00 per share. The Fund calculates the value of the portfolio securities of the Money Market Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Money Market Portfolios may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

     The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Money Market Portfolios would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each of the Money Market Portfolios, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Money Market Portfolio or the Municipal Money Market Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

     Each of the Money Market Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines are eligible securities and present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the board will take such actions as it deems appropriate.

     In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.


                        PERFORMANCE AND YIELD INFORMATION

     TOTAL RETURN. For purposes of quoting and comparing the performance of the Fund's Non-Money Market Portfolios to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the following formula:

                           P(1 + T)n = ERV

            Where:         P =  a hypothetical initial payment of $1,000

                           T =  average annual total return

                           n =  number of years (1, 5 or 10)

     ERV = ending redeemable value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Fund's registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Fund.

     The Non-Money Market Portfolios may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Portfolio's performance with other measures of investment return. For example, in comparing a Portfolio's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as appropriate, a Portfolio may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Portfolio shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. The Portfolio does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Portfolio will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Calculated according to the SEC rules, for the year ended August 31, 1996, both the average annual total return and the aggregate total return for the Government Securities Portfolio was 2.17%. Calculated according to the SEC rules, for the period beginning on the commencement of the Government Securities Portfolio's operations and ending August 31, 1996, the average annual total return for the Government Securities Portfolio (commencing August 1, 1991) was 4.95%. For the same periods, the aggregate total return for the Government Securities Portfolio (commencing August 1, 1991) was 27.86%.

     Calculated according to the non-standardized computation, which assumes no sales charges and reinvestment of all distributions for the year ended August 31, 1996, both the average annual total return and the aggregate total return for the Government Securities Portfolio, was 2.75%. Calculated also according to the non-standardized computation for the period beginning on the commencement of the Government Securities Portfolio's operations and ending on August 31, 1996, the average annual total return for the Government Securities Portfolio was 5.96%. The aggregate total return for the Government Securities Portfolio calculated according to the non-standardized computation for the period beginning on the commencement of the Government Securities Portfolio's operations and ending on August 31, 1996 was 34.25%.


     NON-MONEY MARKET YIELD. The Non-Money Market Portfolio may also advertise its yield. Under the rules of the SEC, a Non-Money Market Portfolio advertising yield must calculate yield using the following formula:

                            YIELD = 2[(a-b +1)6 - 1]
                                       ---
                                       cd

         Where:  a =   dividends and interest earned during the period.

                 b =   expenses accrued for the period (net of reimbursement).

                 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                 d = the maximum offering price per share on the last day of the period.

     Under the foregoing formula, yield is computed by compounding semi-annually, the net investment income per share earned during a 30 day period divided by the maximum offering price per share on the last day of the period. For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     The yield for the 30 day period ended August 31, 1996 for the Government Securities Portfolio was 5.50%.

     MONEY MARKET YIELD. The Money Market Portfolios' current yields and effective yields are computed using standardized methods required by the SEC. The yields for the Money Market Portfolios are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) analyzing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

     The yield for the seven (7) day period ending August 31, 1996 for the RBB Family Classes of each of the Money Market Portfolio and the Municipal Money Market Portfolio was 4.48% and 2.65%, respectively. The effective yield for the same period was 4.58% and 2.68%, respectively. The tax equivalent yield for the same period for the RBB Family Class of the Municipal Money Market Portfolio was 3.68% (assuming an income tax rate of 28%).

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

     The yields on certain obligations are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, the Portfolio's investment adviser or sub-adviser will consider whether the Portfolio should continue to hold the obligation.

     From time to time, in advertisements or in reports to shareholders with respect to a Portfolio, the yields of such Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA, 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

     In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments, if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940

Act); (b) options, futures, or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including accrued original issue discount and, in the case of debt securities bearing taxable interest income, "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

     Future Treasury regulations may provide that currency gains that are not "directly related" to a Portfolio's principal business of investing in stock or securities (or in options or futures with respect to stock or securities) will not satisfy the Income Requirements. Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

     The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. A Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

     Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Each Portfolio intends to distribute to shareholders its excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by any Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year. While the Tax-Free Portfolio, Money Market Portfolio and Municipal Money Market Portfolio do not expect to realize long-term capital gains, the Fund intends to distribute any net long-term capital gains that may be realized by such Portfolios (such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations).

     In the case of corporate shareholders, distributions (other than capital gain dividends) of a Portfolio for any taxable year generally qualify for the 70% dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Portfolio for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. However, a dividend received by a taxpayer will not be treated as a "qualifying dividend" if (1) it has been received with respect to any share of stock that the taxpayer has held for 45 days (90 days in the case of certain preferred stock) or less (excluding any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend), or (2) to the extent that the taxpayer is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. The Fund will designate the portion, if any, of the distribution made by a Portfolio that qualifies for the dividends received deduction in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Portfolio's taxable year.

     Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated distinctions in the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before

1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000). Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.

     Distributions of net investment income received by the Portfolios from investments in debt securities will (except in the case of exempt interest dividends distributed by the Municipal Money Market Portfolio) be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. Although the Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolios will be distributed and taxed to their shareholders in accordance with the foregoing rules.

     The Municipal Money Market Portfolio is designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders by this Portfolio is not included in the shareholder's gross income for regular Federal income tax purposes. In order for the Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of such Portfolio must consist of exempt interest obligations.

     In addition, the Municipal Money Market Portfolio may not be appropriate investments for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a nonexempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     A Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased

"put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including persons subject to alternative minimum tax (see Prospectus and discussion below), financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

     Corporate taxpayers may be liable for alternative minimum tax, which is imposed at the rate of 20% of "alternative minimum taxable income" (less, in the case of corporate shareholders with "alternative minimum taxable income" of less than $310,000, the applicable "exemption amount"), in lieu of the regular corporate income tax. "Alternative minimum taxable income" is equal to "taxable income" (as determined for corporate income regular tax purposes) with certain adjustments. Although corporate taxpayers in determining "alternative minimum taxable income" are allowed to exclude exempt interest dividends (other than exempt interest dividends derived from certain private activity bonds ("AMT Preference Dividends"), as explained in the Prospectus) and to utilize the 70% dividends received deduction at the first level of computation, the Code requires (as a second computational step) that "alternative minimum taxable income" be increased by 75% of the excess of "adjusted current earnings" over other "alternative minimum taxable income."

     Corporate shareholders will have to take into account (1) all exempt interest dividends and (2) the full amount of all dividends from a Portfolio that are treated as "qualifying dividends" for purposes of the dividends received deduction in determining their "adjusted current earnings." As much as 75% of any exempt interest dividend and 82.5% of any "qualifying dividend" received by a corporate shareholder could, as a consequence, be subject to alternative minimum tax. Exempt interest dividends received by such a corporate shareholder may accordingly be subject to alternative minimum tax at an effective rate of 15%.

     Corporate investors should also note that the Superfund Amendments and Reauthorization Act of 1986 imposes an environmental tax on corporate taxpayers of 0.12% of the excess of "alternative minimum taxable income" (with certain modifications) over $2,000,000 for taxable years beginning after 1986 and before 1996, regardless of whether such taxpayers are liable for alternative minimum tax.

     If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of a Portfolio will be disallowed to the extent an investor repurchases shares of the same Portfolio within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by a Portfolio in the form of shares within the 61-day period would be treated as a purchase for this purpose.

     A shareholder will recognize gain or loss upon an exchange of shares of a Non-Money Market Portfolio for shares of another Portfolio upon exercise of an exchange privilege. Shareholders may not include the initial sales charge in the tax basis of Non-Money Market Shares exchanged for shares of another Non-Money Market Portfolio for the purpose of determining gain or loss on the exchange, where the Non-Money Market Shares exchanged have been held 90 days or less. The sales charge will increase the basis of the shares acquired through exercise of the exchange privilege (unless the shares acquired are also exchanged for shares of another Non-Market Money Portfolio within 90 days after the first exchange).

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends of the Municipal Money Market Portfolio) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

     The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

                SPECIAL TAX CONSIDERATIONS RELATING TO GOVERNMENT
                              SECURITIES PORTFOLIO


     The following discussion relates to the particular Federal income tax consequences of the investment policies of the Government Securities Portfolio. The ability of this Portfolio to engage in options, short sale and futures activities will be somewhat limited by the requirements for their continued qualification as regulated investment companies under the Code, in particular the Distribution Requirement, the Short-Short Gain Test and the Asset Diversification Requirement.

     The options transactions that the Government Securities Portfolio enter into may result in "straddles" for Federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Portfolio. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Portfolio for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the "required distribution" that the Portfolio must make in order to avoid Federal excise tax. Furthermore, in determining their investment company taxable income and ordinary income, the Portfolios may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Portfolio of holding straddle positions may be further affected by various annual and transactional elections provided under the Code and Treasury regulations that the Portfolio may make.

     Because only a few regulations implementing the straddle rules have been promulgated by the U.S. Treasury, the tax consequences to the Government Securities Portfolio of engaging in options transactions are not entirely clear. Nevertheless, it is evident that application of the straddle rules may substantially increase or decrease the amount which must be distributed to shareholders in satisfaction of the Distribution Requirement (or to avoid Federal excise tax liability) for any taxable year in comparison to a fund that did not engage in options transactions. For purposes of the Short-Short Gain Test, current Treasury regulations provide that (except to the extent that the short sale rules discussed below would otherwise apply) the straddle rules will have no effect on the holding period of any straddle position. However, the U.S. Treasury has announced that it is continuing to study the application of the straddle rules for this purpose.

     The writer of a covered call option generally does not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the writer generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the writer in determining the capital gain or loss recognized in the resultant sale. However, options transactions that the Government Securities Portfolio enter into, as well as futures transactions entered into by the Government Securities Portfolio, will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of Section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of
Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Such short-term capital gain will be included in determining the investment company taxable income of the relevant Portfolio for purposes of the Distribution Requirement, even if it is wholly attributable to the year-end marking-to-market of Section 1256 contracts that the relevant Portfolio continues to hold. Investors should also note that
Section 1256 contracts will be treated as having been sold on October 31 in calculating the "required distribution" that a Portfolio must make to avoid Federal excise tax liability.

     The Government Securities Portfolio may elect not to have the year-end marking-to-market rule apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of such Portfolio that are not Section 1256 contracts (the "Mixed Straddle Election"). It is unclear under present law how certain gain that the Portfolio may derive from trading in Section 1256 contracts for which a Mixed Straddle Election is not made will be treated for purposes of the "Short-Short Gain Test." The Government Securities Portfolio may seek a ruling from the Internal Revenue Service in order to resolve this issue.

     Because of the Short-Short Gain Test, the Government Securities Portfolio may have to limit the sale of appreciated (but not depreciated) securities that they have held for less than three months. The short sale of (including for this purpose the acquisition of a put option on) (1) securities held on the date of the short sale or acquired after the short sale and on or before the date of closing thereof or (2) securities which are "substantially identical" to securities held on the date of the short sale or acquired after the short sale and on or before the date of the closing thereof may reduce the holding period of such securities for purposes of the Short-Short Gain Test.

     Any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of such hedge for purposes of the Short-Short Gain Test. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of the Short-Short Gain Test. The Government Securities Portfolio anticipates engaging in hedging transactions that qualify as designated hedges. However, because of the failure of the U.S. Treasury to promulgate regulations as authorized by the Code, it is not clear at the present time whether this treatment will be available for all of the Portfolios' hedging transactions. To the extent the Portfolios' transactions do not qualify as designated hedges, the Portfolios' investments in short sales, options or other transactions may be limited.

     For purposes of the Asset Diversification Requirement, the issuer of a call option on a security (including an option written on an exchange) will be deemed to be the issuer of the underlying security. The Internal Revenue Service has informally ruled, however, that a call option that is written by a fund need not be counted for purposes of the Asset Diversification Requirement where the fund holds the underlying security. Under the Code, a fund may not rely on informal rulings of the Internal Revenue Service issued to other taxpayers. Consequently, the Government Securities Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail their writing of covered call options in order to stay within the limits of the Diversification Requirement.

     For purposes of the Asset Diversification Requirement, the issuer of put or call options on a U.S. Government securities (including options written on an exchange) will be deemed to be the issuer of the underlying security, i.e., the U.S. Government. Accordingly, the value of a put or call option held by the Government Securities Portfolio will be aggregated with the value of U.S. Government securities held by the Portfolio in determining whether the Asset Diversification Requirement is satisfied.

     The application of this rule in valuing options that are written by the Government Securities Portfolio on U.S. Government Securities, which could be considered in the nature of liabilities rather than of assets, is less certain. The Internal Revenue Service has informally ruled that call options on a U.S. Government security that are written by a fund need not be counted for purposes of the Asset Diversification Requirement where the fund holds the underlying U.S. Government security. However, the Internal Revenue Service has informally ruled that a put option written by a fund must be treated as a separate asset and its value measured by "the value of the underlying security" for purposes of the Asset Diversification Requirement, regardless (apparently) of whether it is "covered" under the rules of the exchange.

     The Internal Revenue Service has not explained whether in valuing a written put option in this manner a fund should use the current value of the underlying security (its prospective future investment); the cash consideration that must be paid by the fund if the put option is exercised (its liability); or some other measure that would take into account the fund's unrealized profit or loss in writing the option. Because the policy of the Government Securities Portfolio is to invest at all times at least 65% of its assets in U.S. Government Securities (without regard to options), however, these uncertainties in the application of the Asset Diversification Test are unlikely to affect the Portfolio's investment decisions.

     The Internal Revenue Service has informally ruled that interest rate futures on certificates of deposit and commercial paper will be treated as "self-issued" for purposes of the Asset Diversification Requirement, and that the value of these interest rate futures is not the margin required to be placed but the value of the contract. The Internal Revenue Service has also ruled informally that interest rate futures on securities issued or guaranteed by the U.S. Government and purchased or written put or call options on such futures contracts constitute U.S. Government securities for purposes of the Diversification Requirement. For this purpose, the Internal Revenue Service has also issued an informal ruling that, generally: (1) an interest rate futures contract on a U.S. Government security and a purchased put or call option on such a futures contract will be assigned its value on the exchange; (2) a written put or call option on an interest rate futures contract on a U.S. Government security will be assigned the value of the futures contact to which it relates. Under the Code, a fund may not rely on informal rulings of the Internal Revenue Service issued to other taxpayers. Consequently, the Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its investments in interest rate futures in order to stay within the limits of the Diversification Requirement.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class
E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (STRATEGIC GLOBAL Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class COMMON STOCK, 50 million shares are classified as Class FF Common
Stock (N/I MICROCAP),50 million shares are classified as Class GG Common
Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS

ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class E Common Stock, Class F Common Stock and Class P Common Stock constitute the RBB Family Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

     The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, N/I FAMILY, THE BOSTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE
N/I FAMILY REPRESENTS INTEREST IN THREE NON-MONEY MARKET PORTFOLIOS, THE BOSTON PARTNERS FAMILY REPRESENTS INTEREST IN ONE NON-MONEY MARKET PORTFOLIO, the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.

     The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, (for example by Rule 18f-2 discussed above) or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                                  MISCELLANEOUS

     COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103 serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in this Statement of Additional Information have been audited by Coopers & Lybrand, L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

RBB Money Market Portfolio             Luanne M. Garvey and                                          12.7
(Class E)                              Robert J. Garvey
                                       2729 Woodland Avenue
                                       Trooper, PA  19403

                                       HAROLD T. Erfer                                               13.0
                                       414 Charles Lane
                                       Wynnewood, PA  19096

                                       KAREN M. McElhinny and Contribution Account                   16.9
                                       4943 King Arthur Drive
                                       Erie, PA  16506

                                       JOHN Robert Estrada and                                       16.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX  76018

                                       ERIC Levine and Linda                                         29.6
                                       & Howard Levine
                                       67 Lanes Pond Road
                                       Howell, NJ  07731


                                      -50-

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

RBB Municipal Money Market             William B. Pettus Trust                                       11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO  63021- 6635

                                       SEYMOUR Fein                                                  88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY  10457- 0486

CASH Preservation Money Market         Jewish Family and Children's                                  56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA  19103

                                       LYNDA R. Succ Trustee for in Trust under                      12.3
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO  63104

                                       THERESA M. PALMER                                              6.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120

CASH Preservation Municipal Money      Kenneth Farwell and Valerie                                   11.1
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO  63107

                                       GARY L. LANGE and                                             10.4
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       ST. CHARLES, MO  63309

                                       ANDREW DIEDERICH AND DORIS DIEDERICH                           6.1
                                       1003 LINDENMAN
                                       DES PERES, MO 63131

                                       MARCELLA L. HAUGH CARING TR DTD 8/12/91                       15.3
                                       40 PLAZA SQUARE
                                       APT. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                                 8.2
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122


                                      -51-

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       GWENDOYLN HAYNES                                               5.2
                                       2757 GEYER
                                       ST. LOUIS, MO

                                       SAVANNAH THOMAS Trust                                          5.2
                                       230 MADISON AVE.
                                       ROCK HILL, MD 63119

SANSOM Street Money Market Portfolio   Wasner & Co.                                                  16.6
(Class I)                              FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113

                                       SAXON and Co.                                                 74.8
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182

                                       ROBERTSON Stephens & Co.                                       8.6
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101

BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                            100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                            100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.                 5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT                              5.0
                                       625 MADISON AVE., 4TH FLOOR
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master Retirement Trust                         10.2
(Class U)                              303 South Temple Drive
                                       Diboll, TX  75941


                                      -52-

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.                 16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                      9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730

                                       C S FIRST BOSTON PENSION FUND                                 10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI

                                       SC JOHNSON & SON, INC. RETIREMENT PLAN                        13.3
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND                                  6.3
                                       8650 FLAIR DRIVE
                                       E. MONTE, CA  96731-3011

BEA Emerging Markets Equity Portfolio  Wachovia Bank North Carolina Trust for Carolina               15.7
(Class V)                              Power & Light Co. Supplemental Retirement Trust
                                       301 N. Main Street
                                       Winston-Salem, NC  27101

                                       WACHOVIA BANK OF NORTH CAROLINA                                5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                        30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES RETIREMENT SYSTEM                   10.8
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR 72201

                                       NORTHERN Trust                                                12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675


                                      -53-

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       AMHERST H. Wilder Foundation                                   5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

BEA US Core Equity Portfolio           Bank of New York                                              45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY  10286

                                       WERNER & Pfleiderer Pension                                    7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ  07446

                                       WASHINGTON HEBREW CONGREGATION                                11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                                    6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900

BEA US Core Fixed Income Portfolio     New England UFCW & Employers' Pension Fund Board              24.5
(Class Y)                              of Trustees
                                       161 Forbes Road, Suite 201
                                       Braintree, MA  02184

                                       W.M. BURKE REHABILITATION                                      5.4
                                       HOSPITAL INC.
                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605

                                       PATTERSON & Co.                                                8.9
                                       P.O. Box 7829
                                       Philadelphia, PA  19102

                                       MAC & CO                                                       6.9
                                       FAO 176-655
                                       ROBF1766552
                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

                                       BANK OF NEW YORK                                               9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       CITIBANK NA                                                   12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income Portfolio      Sunkist Master Trust                                          36.0
(Class Z)                              14130 Riverside Drive
                                       Sherman Oaks, CA  91423

                                       PATTERSON & CO.                                               25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101

                                       KEY Trust Co. of Ohio                                         20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202- 1559

                                       MARY E. MORTEN                                                 6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017
                                       ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio      William A. Marquard                                           37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY  40311

                                       ARNOLD Leon                                                   12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008

                                       IRWIN Bard                                                     6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                      5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123

N/I MICRO CAP Fund                     CHARLES SCHWAB & CO. Inc.                                     15.8
(CLASS FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       Attn: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       CHASE MANHATTAN BANK                                          27.1
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                                   5.6
                                       C/O FIDUCIARY TRUST CO. INTL
                                       P. O. BOX 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008

N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                     21.2
(Class GG)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       U S EQUITY INVESTMENT PORTFOLIO LP                            18.7
                                       C/O ASSET MANAGEMENT ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447

                                       BANK OF NEW YORK                                               9.8
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE FUND (CLASS HH)   CHARLES SCHWAB & CO. INC.                                     24.4
                                       SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott Money Market   Janney Montgomery Scott                                       100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

JANNEY Montgomery Scott Municipal      JANNEY Montgomery Scott                                       100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
MARKET)


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

Janney Montgomery Scott Government     Janney Montgomery Scott                                       100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT OBLIGATIONS   Philadelphia, PA  19103-1675
MONEY)

JANNEY Montgomery Scott New York       JANNEY Montgomery Scott                                       100
Municipal Money Market Portfolio       1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)    Philadelphia, PA  19103-1675




     As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

     As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

     LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX

DESCRIPTION OF MOODY'S INVESTORS SERVICE'S CORPORATE BOND RATINGS

     Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S DEBT RATINGS

     AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category. A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

DESCRIPTION OF MUNICIPAL NOTES RATINGS

     The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

     The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:


     MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

     The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                         GOVERNMENT SECURITIES PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)     VALUE
                                                ------   ----------
AGENCY OBLIGATIONS--26.1%
Federal National Mortgage Association
   7.050% 12/10/98 ......................       $  250   $  252,823
   6.750% 08/24/00 ......................          250      247,260
   8.250% 12/18/00 ......................        1,000    1,053,020
   7.700% 08/10/04 ......................          250      252,645
   6.500% 11/29/05 ......................          250      238,462
Federal Home Loan Mortgage Corp.
   7.188% 09/15/99 ......................          250      250,892
                                                         ----------
     TOTAL AGENCY OBLIGATIONS
       (Cost $2,279,780) ................                 2,295,102
                                                         ----------
MORTGAGE BACKED OBLIGATIONS--4.3%
Government National Mortgage Association
   9.000% 08/24/00 ......................          357      373,515
                                                         ----------
     TOTAL MORTGAGE BACKED OBLIGATIONS
       (Cost $354,727) ..................                   373,515
                                                         ----------
UNITED STATES TREASURY OBLIGATIONS--67.9%
U.S. TREASURY BONDS--15.8%
   7.250% 05/15/16 ......................          250      249,700
   8.500% 02/15/20 ......................        1,000    1,136,180
                                                         ----------
                                                          1,385,880
                                                         ----------
U.S. TREASURY NOTES--34.7%
   6.125% 05/31/97 ......................          750      751,665
   7.250% 02/15/98 ......................          250      253,540
   7.125% 10/15/98 ......................          250      253,902
   7.000% 04/15/99 ......................          250      253,178
   6.875% 07/31/99 ......................          250      252,232
   7.500% 10/31/99 ......................          250      256,578
   7.125% 02/29/00 ......................          250      253,950
   7.500% 05/15/02 ......................          250      258,832
   7.250% 08/15/04 ......................          250      255,270
   7.500% 02/15/05 ......................          250      259,145
                                                         ----------
                                                          3,048,292
                                                         ----------

                                             PAR
                                            (000)      VALUE
                                           -------  -----------
U.S. TREASURY BILLS--17.4%
   4.980% 09/05/96 .................       $  250   $  249,928
   5.140% 11/29/96 .................          350      345,444
   5.250% 11/29/96 .................          250      246,745
   5.020% 12/05/96 .................          250      246,530
   5.100% 12/05/96 .................          250      246,531
   5.085% 12/12/96 .................          200      197,064
                                                    ----------
                                                     1,532,242
                                                    ----------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $5,810,431) ...........                 5,966,414
                                                    ----------
TOTAL INVESTMENTS--98.3%
   (Cost $8,444,938*) ..............                 8,635,031

OTHER ASSETS IN EXCESS
   OF LIABILITIES--1.7% ............                   149,671
                                                    ----------
NET ASSETS (Applicable to 971,541
   RBB Shares)--100.0% .............                $8,784,702
                                                    ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   ($8,784,702 (DIVIDE) 971,541) ...                     $9.04
                                                         =====
OFFERING PRICE PER SHARE
   ($9.04 (DIVIDE) .9525) ..........                     $9.49
                                                         =====

* Cost for Federal income tax purposes at August 31, 1996. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation .........  $257,107
        Gross Depreciation .........   (67,014)
                                      --------
        Net Appreciation ...........  $190,093
                                      ========

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   -------------
CERTIFICATES OF DEPOSIT--12.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.500% 01/13/97 ........................        $50,000   $ 50,000,000
Mellon Bank
   5.540% 02/07/97 ........................         50,000     50,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.2%
Bank of Tokyo-Mitsubishi
   5.600% 11/04/96 ........................         25,000     25,000,000
Banque Nationale de Paris
   5.430% 09/30/96 ........................         50,000     50,000,392
Swedbank
   5.530% 09/12/96 ........................         30,000     30,000,090
   5.440% 11/06/96 ........................         75,000     75,001,356
                                                             ------------
                                                              180,001,838
                                                             ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $280,001,838) ................                   280,001,838
                                                             ------------
COMMERCIAL PAPER--56.1%
ASSET BACKED SECURITIES--5.8%
Corporate Receivables Corp.
   5.350% 11/21/96 ........................         25,000     24,699,063
   5.400% 01/15/97 ........................         25,800     25,273,680
Cxc, Inc.
   5.320% 11/20/96 ........................         30,000     29,645,333
Sigma Finance, Inc.
   5.420% 02/20/97 ........................         50,000     48,705,222
                                                             ------------
                                                              128,323,298
                                                             ------------
BANKS--2.3%
Chase Manhattan Corp.
   5.330% 01/10/97 ........................         25,000     24,515,118
National City Corp.
   5.270% 09/11/96 ........................         25,000     24,963,403
                                                             ------------
                                                               49,478,521
                                                             ------------


                                                  PAR
                                                 (000)        VALUE
                                                -------   -------------
CIGARETTES--3.0%
American Brands, Inc.
   5.300% 12/12/96 .....................        $21,000   $ 20,684,650
   5.290% 12/13/96 .....................         25,000     24,621,618
   5.480% 01/06/97 .....................         20,000     19,613,356
                                                          ------------
                                                            64,919,624
                                                          ------------
FINANCE SERVICES--1.7%
Countrywide Funding Corp.
   5.450% 10/18/96 .....................         38,000     37,729,619
                                                          ------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.3%
Newell Co.
   5.320% 09/12/96 .....................         50,000     49,918,722
                                                          ------------
PERSONAL CREDIT INSTITUTIONS--10.7%
BMW US Capital Corp.
   5.340% 09/09/96 .....................         33,196     33,156,607
   5.300% 09/16/96 .....................         50,000     49,889,583
Ford Motor Credit Corp.
   5.430% 10/22/96 .....................         50,000     49,615,375
   5.400% 12/12/96 .....................         50,000     49,235,000
General Motors Acceptance Corp.
   5.580% 12/26/96 .....................         30,000     29,460,600
   5.460% 02/12/97 .....................         25,000     24,378,167
                                                          ------------
                                                           235,735,332
                                                          ------------
PETROLEUM REFINING--1.1%
Repsol Int'l Finance B.V.
   5.370% 12/27/96 .....................         25,000     24,563,688
                                                          ------------
PHARMACEUTICAL PREPARATIONS--2.7%
American Home Products Corp.
   5.250% 09/03/96 .....................         60,000     59,982,500
                                                          ------------
SEARCH, DETECTION, NAVIGATION,
GUIDANCE AERONAUTIC SYSTEMS--4.5%
Raytheon Co.
   5.280% 09/17/96 .....................        100,000     99,765,333
                                                          ------------

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)         VALUE
                                                   --------   --------------
SECURITY BROKERS & DEALERS--12.9%
Lehman Brothers Holdings Inc.
   5.500% 09/12/96 ..........................      $ 55,000   $   54,907,569
Merrill Lynch & Co. Canandian DCP
   5.500% 11/18/96 ..........................        50,000       49,404,167
Morgan Stanley Group, Inc.
   5.400% 09/23/96 ..........................        25,000       24,917,500
   5.300% 10/21/96 ..........................        50,000       49,631,945
   5.310% 12/13/96 ..........................        30,000       29,544,225
Nomura Holding America, Inc.
   5.510% 10/24/96 ..........................        25,000       24,797,201
   5.380% 11/14/96 ..........................        50,000       49,447,056
                                                              --------------
                                                                 282,649,663
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--9.1%
American Express Credit Corp.
   5.280% 09/05/96 ..........................       100,000       99,941,333
Sears Roebuck Acceptance Corp.
   5.310% 09/04/96 ..........................        50,000       49,977,875
   5.480% 10/31/96 ..........................        50,000       49,543,333
                                                              --------------
                                                                 199,462,541
                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,232,528,841) ................                  1,232,528,841
                                                              --------------
MUNICIPAL BONDS--5.4%
CALIFORNIA--0.9%
San Bernardino County California
   Certificate of Participation County
   Center Refinancing Project,
   Series 1995 (LOC Canadian
   Imperial Bank of Commerce)(DOUBLE DAGGER)
   5.650% 09/07/96 ..........................         7,800        7,800,000
Adventist Health Systems West
   Series 1988 (LOC-First Interstate
   Bank of California)(DAGGER)
   3.750% 09/04/96 ..........................        12,925       12,925,000
                                                              --------------
                                                                  20,725,000
                                                              --------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue
   (LOC Sun Bank, N.A.)(DOUBLE DAGGER)
   5.650% 09/05/96 ..........................         2,900        2,900,000
                                                              --------------


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority (Emory U.)(DOUBLE DAGGER)
   5.450% 09/04/96 ......................       $10,100   $10,100,000
                                                          -----------
ILLINOIS--0.8%
Barton Healthcare Taxable Revenue
   Bonds Series 1995 DN (LOC-
   American Nation Bank)(DAGGER)
   5.550% 09/04/96 ......................        12,455    12,455,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992
   (LOC-Societe Generale)(DOUBLE DAGGER)
   5.650% 09/04/96 ......................           600       600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville CORP Project)
   Series 1993-B (LOC-First National
   Bank of Chicago)(DOUBLE DAGGER)
   5.550% 09/04/96 ......................         4,400     4,400,000
                                                          -----------
                                                           17,455,000
                                                          -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (LOC-Societe Generale)
   VRDN(DAGGER)
   5.550% 09/04/96 ......................         4,200     4,200,000
                                                          -----------
MINNESOTA--0.2%
Fairview Hospital And Healthcare Services
   Taxable ADJ Convertible Extendable
   Securities Series 1994
   (MBIA Insurance) VRDN(DAGGER)
   5.550% 09/05/96 ......................         5,100     5,100,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, Mississippi
   (LOC-RaboBank Nederland)
   IDRB VRDN(DAGGER)
   5.450% 09/04/96 ......................         1,400     1,400,000
   5.450% 09/04/96 ......................         2,155     2,155,000

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                -------   -----------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   Taxable IDRB (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corporation Guaranty)
   (LOC-Sun Bank, N.A.) VRDN(DAGGER)
   5.550% 09/04/96 .....................        $14,000   $ 14,000,000
Mississippi Business Finance Corp.
   Taxable IDRB VRDN(DAGGER)
   5.450% 09/07/96 .....................          3,200      3,200,000
                                                          ------------
                                                            20,755,000
                                                          ------------
NEW YORK--0.6%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable Securities
   Series 1990  (LOC-Morgan
   Guaranty Trust Company) VRDN(DAGGER)
   5.500% 09/04/96 .....................         12,300     12,300,000
                                                          ------------
NORTH CAROLINA--0.6%
Community Health Systems, Inc.
   Taxable (LOC-First Union National
   Bank of North Carolina)
   Series 1991-A(DAGGER)
   5.700% 09/04/96 .....................            400        400,000
City of Ashville North Carolina
   (LOC-Wachovia Bank of N.C.)
   Tax Corp.(DAGGER)
   5.400% 09/04/96 .....................         12,700     12,700,000
                                                          ------------
                                                            13,100,000
                                                          ------------
TEXAS--0.7%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project
   Series 1990 (LOC-Citibank N.A.)
   VRDN(DAGGER)
   5.550% 09/04/96 .....................         14,800     14,800,000
                                                          ------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,435,000) .............                   121,435,000
                                                          ------------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ------------
REVENUE ANTICIPATION NOTES--0.3%
MANDATORY PUT BONDS--0.3%
Bremen, Inc. Tax Adjustable Notes
   (LOC-Society National Bank)
   5.500% 09/05/96 ........................        $ 6,000   $  6,000,000
                                                             ------------
     TOTAL REVENUE ANTICIPATION NOTES
       (Cost $6,000,000) ..................                     6,000,000
                                                             ------------
CORPORATE OBLIGATIONS--10.2%
BANKS--2.3%
Norwest Corp.(DAGGER)
   5.398% 09/28/96 ........................         50,000     50,000,000
                                                             ------------
PERSONAL CREDIT INSTITUTIONS--0.9%
General Motors Acceptance Corp.
   5.410% 09/01/96(DAGGER) ................          5,000      4,998,894
General Motors Acceptance Corp.
   7.900% 03/12/97 ........................         14,750     14,950,198
                                                             ------------
                                                               19,949,092
                                                             ------------
SECURITY BROKERS & DEALERS--7.0%
Bear Stearns & Co., Inc.
   5.290% 03/11/97 ........................         20,000     20,000,000
Goldman Sachs Group, LP
   5.711% 11/06/96(DAGGER) ................         53,000     53,000,000
Lehman Brothers Holdings Inc.
   5.600% 09/05/96(DAGGER) ................         50,000     50,000,000
Merrill Lynch & Co.
   5.000% 12/15/96 ........................          5,000      4,991,584
   5.120% 02/27/97 ........................         25,000     24,997,555
                                                             ------------
                                                              152,989,139
                                                             ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $222,938,231) ................                   222,938,231
                                                             ------------
AGENCY OBLIGATIONS--2.5%
Student Loan Marketing Association(DAGGER)
   5.390% 09/03/96 ........................         25,000     24,994,375
   5.410% 09/03/96 ........................         10,000     10,000,000
   5.420% 09/03/96 ........................         20,000     20,000,000
                                                             ------------
    TOTAL AGENCY OBLIGATIONS
       (Cost $54,994,375) .................                    54,994,375
                                                             ------------

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   --------------
TIME DEPOSITS--12.6%
Bank of Tokyo-Mitsubishi
   5.375% 09/03/96 ..........................      $76,800   $   76,800,000
Dai-ichi Kangyo Bank
   5.406% 09/05/96 ..........................       50,000       50,000,000
First National Bank of Boston
   5.344% 09/05/96 ..........................       50,000       50,000,000
First Union National Bank of NC
   5.250% 09/03/96 ..........................      100,000      100,000,000
                                                             --------------
     TOTAL TIME DEPOSITS
       (Cost $276,800,000) ..................                   276,800,000
                                                             --------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $2,194,698,285*) ...................                 2,194,698,285
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .....................                     1,125,153
                                                             --------------
NET ASSETS (Applicable to
   1,109,351,734 Bedford shares,
   202,360 Cash Preservation shares,
   561,873,247 Janney Montgomery
   Scott shares, 61,412 RBB shares,
   524,367,399 Sansom Street shares
   and 800 other shares)--100.0% ............                $2,195,823,438
                                                             ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,195,823,438 (DIVIDE) 2,195,856,952) ..                         $1.00
                                                                      =====
*  Also cost for Federal income tax purposes
(DAGGER) Variable Rate Obigations -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ............................Variable Rate Demand Note
LOC ......................................Letter of Credit
IDR.........................Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)      VALUE
                                                -------   ----------
MUNICIPAL BONDS--99.8%
ALABAMA--0.7%
Alabama Special Care Facilities
   Authority St. Vincent's Daughters of
   Charity MB(AA, Aa)(DOUBLE DAGGER)
   4.000% 11/01/96 .......................      $ 1,735   $1,736,028
Livingston IDR Toin Corp USA Project
   DN / (Ind. Bank of Japan LOC)
   [A-1+, VMIG-1](DAGGER)
   4.150% 09/07/96 .......................        1,000    1,000,000
                                                          ----------
                                                           2,736,028
                                                          ----------
ALASKA--0.5%
Alaska Industrial Development & Export
   Authority RB Series 1984-5
   (LOC-Seattle First National Bank)
   DN [A-1](DAGGER)
   3.600% 09/07/96 .......................        2,045    2,045,000
                                                          ----------
ARIZONA--1.8%
Flagstaff IDA DN / (LOC-Wells Fargo)
   [A, A-1](DAGGER)
   3.550% 09/07/96 .......................        7,755    7,755,000
                                                          ----------
ARKANSAS--0.4%
Arkansas State Development Authority
   Health Care Facility Sisters of
   Mercy DN/ (ABM-AMRO Bank N.V. LOC)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .......................        1,700    1,700,000
                                                          ----------
CALIFORNIA--14.8%
California Pollution Control DN / (Society
   General LOC) [A-1+](DAGGER)
   3.150% 09/30/96 .......................        2,000    2,000,000
California Pollution Control Finance
   Authority (Pacific Gas & Electric Co.
   Project) Series 1996 C DN  (Bank of
   America LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................        8,200    8,200,000
Los Angeles County Housing Authority
   Malibu Meadows Project
   Series A DN (LOC- Sumitomo Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .......................        4,100    4,100,000


                                                         PAR
                                                        (000)       VALUE
                                                       -------   -----------
CALIFORNIA--(CONTINUED)
Los Angeles County
   Series 1996 A TRAN
   (Credit Suisse LOC) [SP-1+,
   MIG-1](DOUBLE DAGGER)
   4.500% 06/30/97 ..............................      $10,315   $10,371,569
Oakland (LOC- Natwest PLC) DN(DAGGER)
   3.750% 09/07/96 ..............................       11,600    11,600,000
San Bernardino County
   TRAN / (Landesbank Hessen-
   Thuringen LOC) [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        5,000     5,024,890
Southeast Resource Recovery Facility
   Authority Lease RB DN [A-1, VMIG-1](DAGGER)
   3.550% 09/07/96 ..............................        7,500     7,500,000
State of California 1996-97 RAN
   [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        7,000     7,029,519
State of California RAN Series C-5 /
   (Bank of America LOC) [A-1+, MIG]
   3.850% 09/07/96 ..............................        1,000     1,000,000
Washington Township Hospital District
   Alemeda County DN / (Ind. Bank of
   Japan LOC)(DAGGER)
   3.450% 09/07/96 ..............................        5,300     5,300,000
                                                                 -----------
                                                                  62,125,978
                                                                 -----------
COLORADO--1.8%
Colorado State General Fund Revenue
   Series 1996 A TRAN [SP-1+, MIG-1]
   4.500% 06/27/97 ..............................        5,000     5,025,623
Moffat County DN [A-1+, P-1](DAGGER)
   3.550% 09/07/96 ..............................        2,400     2,400,000
                                                                 -----------
                                                                   7,425,623
                                                                 -----------
CONNECTICUT--0.7%
Connecticut State of Special Assessment
   Unemployment Compensation
   Advance Fund Revenue (Connecticut
   Unemployment Project)
   Series 1993 C MB (FGIC Insurance)
   [A-1+, VMIG-1](DOUBLE DAGGER)
   3.900% 07/01/97 ..............................        3,000     3,000,000
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities Refunding
   (Delmarva Power & Light Project)
   Series 1993 C (Delmarva Power &
   Light Corporate Obligation)
   RB DN [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       $ 3,000   $ 3,000,000
                                                             -----------
FLORIDA--1.4%
Florida Housing Finance Agency
   DN / (Wells Fargo Bank LOC) [A-1](DAGGER)
   3.850% 09/30/96 .........................         3,000     3,000,000
Indian River County Hospital District
   Sunhealth Network MB / (Kredietbank
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.700% 10/08/96 .........................         3,000     3,000,000
                                                             -----------
                                                               6,000,000
                                                             -----------
GEORGIA--3.6%
Atlanta Urban Residential Finance
   Authority RB DN (Residential
   Construction -- Summerhill Project) /
   (First Union National Bank of North
   Carolina LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
Brunswick and Glynn Development
   Authority Sewage Facility RB DN for
   Georgia-Pacific Corp. Project
   (LOC-Commerce Bank)
   Series 1996 [Aa2](DAGGER)
   3.650% 09/07/96 .........................         3,000     3,000,000
Carrollton Payroll Development
   Authority Certificates RAN [Aa3]
   3.650% 09/07/96 .........................         6,000     6,000,000
Forsyth County IDA RB for American
   Boa, Inc. Project (LOC- Dresdner
   Bank A.G.) DN(DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
                                                             -----------
                                                              15,000,000
                                                             -----------


                                                    PAR
                                                   (000)      VALUE
                                                  -------  ------------
ILLINOIS--8.8%
Chicago O'Hare International Airport DN
   (American Airlines) Series C / (LOC-
   Royal Bank of Canada) [VMIG-1](DAGGER)
   3.750% 09/01/96 .......................       $ 1,200   $ 1,200,000
Health Facility Authority DN (Central
   Health Care and Northwest
   Community Hospital) / (Sumitomo
   Bank LOC) [VMIG-1](DAGGER)
   3.450% 09/07/96 .......................         1,545     1,545,000
Illinois Development Finance Authority
   CHS Acquisition Corp. Project DN /
   (ABM-AMRO Bank N.V. LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................         5,035     5,035,000
Illinois Development Finance Authority
   RB DN (Chicago Symphony
   Orchestra Project) / (Northern Trust
   LOC) [A-1, VMIG-1](DAGGER)
   3.500% 09/07/96 .......................         8,400     8,400,000
Illinois Health Facility Authority Carle
   Foundation Project DN / (Northern
   Trust LOC) [VMIG-1](DAGGER)
   3.550% 09/07/96 .......................         2,600     2,600,000
Illinois Housing Development Authority
   Multifamily Housing Bonds DN /
   (Landesbank Hessen-Thuringen LOC)
   [A-1+](DAGGER)
   3.500% 09/07/96 .......................         1,000     1,000,000
Illinois Housing Development Authority
   Series C-2  DN / (Society General LOC)
   [VMIG-1](DAGGER)
   3.450% 09/03/96 .......................         2,200     2,200,000
Illinois Student Loan Authority
   Community Student Loan RB DN /
   (Bank of America LOC) [VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         7,800     7,800,000
O'Hare International Airport Special
   Facility RB DN / (Society General
   LOC) [Aa2, VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         5,800     5,800,000
Southwestern Development Authority
   (Shell Oil Co. Wood River Project)
   Series 1995 MB [Aa2,
   VMIG-1](DOUBLE DAGGER)
   3.950% 09/01/96 .......................         1,375     1,375,000
                                                           -----------
                                                            36,955,000
                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                 -------    ----------
INDIANA--9.5%
Bremen IDA RB Series 1996 A
   Universal Bearings, Inc. Project
   Private Placement DN / (Society
   National Bank of Cleveland
   LOC)(DAGGER)
   3.800% 09/07/96 ........................      $ 5,000   $5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center I
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        2,900    2,900,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center II,
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        5,000    5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center III
   Project) / (LOC-Society National Bank of
   Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        4,500    4,500,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center IV
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        2,600    2,600,000
Indiana Health Facility Authority
   Daughters of Charity for St. Mary's
   Medical DN [AA, Aa](DAGGER)
   4.000% 11/01/96 ........................          840      840,497
La Porte County Economic Development
   RB DN (Pedcor Investments --
   Woodland Crossing) / (Federal Home
   Loan Bank LOC) [VMIG-1, Aaa](DAGGER)
   3.600% 09/07/96 ........................        2,000    2,000,000
Orleans Economic Development RB for
   Almana Limited Liability Co. Project
   Series 1995 (LOC-National Bank of
   Detroit) DN(DAGGER)
   3.650% 09/07/96 ........................        5,400    5,400,000
Portage, City of Economic Development
   RB DN (Breckenridge Apartments
   Project) / (Comerica Bank Detroit LOC)
   [A-1](DAGGER)
   3.650% 09/07/96 ........................        4,650    4,650,000


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
INDIANA--(CONTINUED)
South Bend Redevelopment Authority
   (College Football Hall of Fame
   Project) Series DN (Fuji Bank LOC)
   [VMIG-1](DAGGER)
   4.000% 09/07/96 ......................       $ 4,100   $ 4,100,000
Tippencanoe DN / (Bank of
   New York LOC) [Aa3, VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         3,000     3,000,000
                                                          -----------
                                                           39,990,497
                                                          -----------
IOWA--1.9%
Iowa Finance Authority
   IDA RB DN (Sauer-Sundstrand Co.
   Project) / (Bayerische LB Girozentrale
   LOC) [P-1](DAGGER)
   3.600% 09/07/96 ......................         4,000     4,000,000
Iowa Finance Authority Tax-Exempt
   Adjustable Mode IDA RB DN (Dixie
   Bedding Co. Project) Series 1995 /
   (Wachovia LOC) [Aa2](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
Osceola IDA RB (Babson Brothers Co.
   Projects) Series 1986 DN / (Bank of
   New York LOC) [VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         1,100     1,100,000
                                                          -----------
                                                            8,100,000
                                                          -----------
KANSAS--2.8%
Burlington PCR RB MB (Kansas City
   Power & Light  Company) /
   (Deutsche  Bank LOC)
   [A-1+, P-1](DOUBLE DAGGER)
   3.650% 10/10/96 ......................         2,000     2,000,000
Butler County Solid Waste Disposal
   Facilities RB DN [VMIG-1, A1](DAGGER)
   4.000% 09/07/96 ......................         2,000     2,000,000
Lawrence County Project IDA RB
   Series A RAM Co. Project /
   (Wachovia LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/05/96 ......................         2,125     2,125,000
Shawnee IDA RB Thrall Enterprises, Inc.
   Project DN (LOC-ABM-AMRO
   Bank N.V.)[A-1+](DAGGER)
   3.900% 09/07/96 ......................         5,700     5,700,000
                                                          -----------
                                                           11,825,000
                                                          -----------

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                      PAR
                                                     (000)       VALUE
                                                    -------   -----------
KENTUCKY--5.5%
Clark County PCR RB MB
   (East Kentucky Power Cooperative,
   Inc.) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.400% 10/15/96 ..........................       $ 2,000   $ 2,000,000
Hopkinsville IDA RB Douglas Autotech
   Corp. Project Series 1995 DN /
   (Ind. Bank of Japan LOC) [A, A-1](DAGGER)
   4.150% 09/07/96 ..........................         7,700     7,700,000
Hopkinsville RB (American Precision
   Machinery) Series 1990 DN /
   (Mitsubishi Bank LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 ..........................         3,600     3,600,000
Maysville, City of Solid Waste Disposal
   Facilities RB MB [A-1, P-1](DOUBLE DAGGER)
   3.700% 09/12/96 ..........................        10,000    10,000,000
                                                              -----------
                                                               23,300,000
                                                              -----------
LOUISIANA--3.4%
Ascension Parish RB DN BASF
   Corp. [P-1, Aa3](DAGGER)
   3.550% 09/07/96 ..........................         2,800     2,800,000
East Baton Rouge Mortgage Finance
   Authority MB Single Family
   Mortgage Purchase Bonds /
   (FNMA LOC) [VMIG-1](DOUBLE DAGGER)
   3.400% 10/03/96 ..........................         2,910     2,910,000
East Baton Rouge Parish Pacific Corp.
   Project DN / (Ind. Bank of
   Japan LOC) [Aaa, VMIG-1](DAGGER)
   3.850% 09/07/96 ..........................         6,500     6,500,000
Saint Charles PCR Series 1991 Shell
   Oil Co. DN [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 ..........................         1,900     1,900,000
                                                              -----------
                                                               14,110,000
                                                              -----------
MARYLAND--3.2%
Howard County Bluffs at Clary's
   Forest Apartment Facility
   Series 1995 DN /
   (FNB Maryland LOC) [A-1](DAGGER)
   3.900% 09/07/96 ..........................         5,800     5,800,000


                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
MARYLAND--(CONTINUED)
Maryland State Community
   Development Adminstration
   Department Single Family Housing
   Bonds Project -- 2nd Series MB
   [VMIG-1](DOUBLE DAGGER)
   3.550% 10/01/96 ........................       $ 7,835   $ 7,835,000
                                                            -----------
                                                             13,635,000
                                                            -----------
MICHIGAN--0.6%
Michigan State Hospital Finance
   Authority Daughters of Charity MB
   [AA, Aa](DOUBLE DAGGER)
   4.000% 11/01/96 ........................           875       875,518
Michigan State Strategic Fund Limited
   Obligation RB DN / (Comerica Bank
   Detroit LOC) [A-1, P-1](DAGGER)
   3.650% 09/07/96 ........................           800       800,000
Northville IDA (Thrifty Northville Project)
   Series 1984 DN / (LOC-FNB Chicago)
   [P-1](DAGGER)
   3.525% 09/07/96 ........................         1,000     1,000,000
                                                            -----------
                                                              2,675,518
                                                            -----------
MISSOURI--3.3%
City of Berkeley IDA RB Exempt Facility
   DN (St. Louis Air Cargo Services, Inc.
   Project) / (LOC-Sumitomo Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         5,200     5,200,000
City of Kansas IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN / (Bank of New York
   LOC) [A-1](DAGGER)
   3.650% 09/07/96 ........................         1,100     1,100,000
Kansas City IDA Demand Exempt Facility
   RB (K.C. Air Cargo Services, Inc.
   Project) DN / (LOC-Mellon Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         7,600     7,600,000
                                                            -----------
                                                             13,900,000
                                                            -----------

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
NEBRASKA--0.9%
Lancaster Sun-Husker Foods, Inc.
   Project DN / (Bank of Tokyo LOC)
   [A-1+](DAGGER)
   4.150% 09/07/96 .........................      $ 3,800   $ 3,800,000
                                                            -----------
NEVADA--0.9%
Clark County Airport System Subordinate
   Lien RB DN Series 1995 A-2 / (Toronto
   Dominion LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 .........................        1,680     1,680,000
Clark County IDA RB DN / (Swiss Bank
   LOC) [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 .........................        2,300     2,300,000
                                                            -----------
                                                              3,980,000
                                                            -----------
NEW HAMPSHIRE--4.8%
Health and Higher Education Facility
   Authority Veteran Hospital Assoc.
   DN Series 1985 E / (AMBAC
   Insurance) [A-1+](DAGGER)
   3.400% 09/07/96 .........................          200       200,000
New Hampshire Higher Education &
   Health Facility DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................          600       600,000
New Hampshire State Housing Finance
   Authority Multifamily RB Countryside
   Project DN / (General Electric Capital
   Corp. LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       14,700    14,700,000
New Hampshire State Housing Finance
   Authority Single Family Housing
   Bond MB / (FGIC Insurance)
   [VMIG-1](DOUBLE DAGGER)
   3.650% 01/15/97 .........................        4,500     4,500,000
                                                            -----------
                                                             20,000,000
                                                            -----------
NORTH CAROLINA--0.1%
Mecklenburg County Industrial Facility
   and Pollution Control Financing
   Authority (Edgcomb Metals Co.
   Project) Series 1984 DN / (Banque
   Nationale de Paris LOC)(DAGGER)
   3.500% 09/07/96 .........................          300       300,000
                                                            -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
NORTH DAKOTA--0.8%
North Dakota Housing Finance Agency
   Housing Finance Program Bonds
   Home Mortgage Finance Program
   DN / (FGIC Insurance) [VMIG-1](DAGGER)
   3.850% 04/03/97 ........................       $ 3,500   $ 3,500,000
                                                            -----------
OKLAHOMA--0.5%
Oklahoma Development Finance
   Authority Shawnee Funding Limited
   DN / (Bank of Nova Scotia LOC)(DAGGER)
   3.650% 09/07/96 ........................         2,000     2,000,000
                                                            -----------
PUERTO RICO--0.1%
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) DN /
   (LOC-Bank of Tokyo) [A-1](DAGGER)
   3.550% 09/07/96 ........................           600       600,000
                                                            -----------
RHODE ISLAND--0.5%
Rhode Island Housing & Mortgage
   Finance Corp. Convertible Home
   Ownership Opportunity Bonds
   Series 19 D MB / (Society General
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.550% 01/30/97 ........................         2,000     2,000,000
                                                            -----------
SOUTH CAROLINA--3.7%
Anderson County IDA RB for Culp, Inc.
   Project DN / (Wachovia LOC)(DAGGER)
   3.600% 09/07/96 ........................         6,580     6,580,000
Marlboro County Solid Waste Disposal
   Facilities RB DN (Willamette Industries,
   Inc. Project) Series 1995 (LOC-
   Deutsche Bank A.G.) [A-1](DAGGER)
   4.050% 09/07/96 ........................         9,000     9,000,000
                                                            -----------
                                                             15,580,000
                                                            -----------
TENNESSEE--2.5%
Memphis General Improvement DN /
   (LOC-West Deutsche Landesbank)
   [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 ........................         1,000     1,000,000

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
TENNESSEE--(CONTINUED)
Metropolitan Nashville Airport Authority,
   Airport Improvement Series 1993 RB
   DN / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/04/96 ......................       $ 1,100   $ 1,100,000
Montgomery County Public Building
   Authority County Loan Pool G.O. DN /
   (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 ......................         2,400     2,400,000
Oak Ridge Municipal Solid Waste
   Disposal Facility Bonds
   Series 1996 M4 Environmental
   Project DN / (Sunbank LOC)(DAGGER)
   3.650% 09/07/96 ......................         6,000     6,000,000
                                                          -----------
                                                           10,500,000
                                                          -----------
TEXAS--6.9%
Angelina and Neches River Authority
   Solid Waste Disposal RB MB
   [A-1, P-1](DOUBLE DAGGER)
   3.800% 10/11/96 ......................         5,300     5,300,000
Brazos River Harbor Navigation
   (Dow Chemical Co. Project)
   Series 1988 DN [P-1](DAGGER)
   3.700% 10/11/96 ......................         2,000     2,000,000
Harris County Health Facilities
   Development Corp. Hospital
   RB DN [A-1+](DAGGER)
   3.750% 09/01/96 ......................         7,200     7,200,000
San Antonio Housing Finance Corp.
   (Wellington Place Apartments)
   (LOC-Banc One) Series 1995
   A DN [A-1+, AA](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
State of Texas TAN [SP-1+, MIG]
   4.750% 08/29/97 ......................         7,000     7,053,017
Texas State Veterans Housing
   Authority MB(DOUBLE DAGGER)
   3.900% 11/06/96 ......................         4,000     4,000,000
Travis County Housing Finance
   Authority MB(DOUBLE DAGGER)
   4.000% 11/01/96 ......................           430       430,255
                                                          -----------
                                                           28,983,272
                                                          -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
UTAH--2.0%
Intermountain Power Agency Power
   Supply Refunding Series 1985 E (Spa-
   Bank of America) RB MB / (Morgan
   Guaranty LOC) [A-1, VMIG-1](DOUBLE DAGGER)
   3.930% 06/16/97 ..........................      $ 2,000   $2,000,000
Salt Lake Airport RB DN (LOC-Credit
   Suisse) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................        2,300    2,300,000
Utah State Board of Regents Student
   Loan Revenue Series C RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................        3,400    3,400,000
Utah State Board of Regents Student
   Loan Revenue Series L RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................          900      900,000
                                                             ----------
                                                              8,600,000
                                                             ----------
VERMONT--0.2%
Vermont Educational & Health Buildings
   Agency Hospital RB (AMBAC Insurance)
   DN [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................          855      855,000
                                                             ----------
VIRGINIA--5.7%
Alexandria IDA Adjustable Tender
   Resource Recovery (Alexandria/
   Arlington Waste-to-Energy Facility)
   Series 1986 A DN / (Swiss Bank LOC)
   [VMIG-1, A-1+](DAGGER)
   3.900% 09/01/96 ..........................          200      200,000
Alexandria Redevelopment & Housing
   Authority Multi-Family Housing
   Series A DN [A-1](DAGGER)
   3.550% 09/07/96 ..........................        3,100    3,100,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 B DN / (AMBAC
   Insurance ) [A-1+, VMIG-1](DAGGER)
   3.300% 09/07/96 ..........................        1,700    1,700,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN / (AMBAC
   Insurance) [VMIG-1, A-1+](DAGGER)
   3.450% 09/07/96 ..........................        2,500    2,500,000

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)      VALUE
                                                  -------  -----------
VIRGINIA--(CONTINUED)
Culpeper Town IDA Residential Care
   Facility RB DN / (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................      $  500   $ 500,000
Fairfax County IDA DN Series 1988 C /
   (LOC-Credit Suisse) [A-1+](DAGGER)
   3.650% 09/07/96 .........................         200     200,000
King George County IDA (Birchwood
   Power Partners, L.P. Project)
   Series 1995 DN / (Credit Suisse LOC)
   [A-1+](DAGGER)
   4.000% 09/07/96 .........................       1,300   1,300,000
Louisa County IDA Pooled Financing
   Series 1995 DN (LOC-Nations Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .........................       2,500   2,500,000
Lynchburg Hospital RB Federal Housing
   Authority Mid-Atlantic
   Series 1985 E DN / (AMBAC Insurance)
   [A-1](DAGGER)
   3.350% 09/07/96 .........................         800     800,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 C DN /
   (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................         500     500,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   (AMBAC Insurance) [VMIG-1](DAGGER)
   3.350% 09/07/96 .........................       7,900   7,900,000
Peninsula Port Authority Port Facility
   (Shell Coal and Terminal Co.)
   Series 1987 DN (AMBAC Insurance)
   [Aaa, A-1+](DAGGER)
   3.800% 09/01/96 .........................       1,000   1,000,000
Peninsula Port Authority Dominion
   Terminal Series 1987 D MB / (Barclays
   Bank LOC) [A1+, P-1](DOUBLE DAGGER)
   3.850% 09/01/96 .........................         800     800,000


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
VIRGINIA--(CONTINUED)
Peninsula Port IDA RB (Allied Signal, Inc.
Project) Series 1993 (Allied Signal
Corp. Obligation) DN [A-1](DAGGER)
3.650% 09/07/96 ............................       $ 1,000   $ 1,000,000
                                                             -----------
                                                              24,000,000
                                                             -----------
WASHINGTON--1.2%
Port of Seattle IDA DN (Alaska Airlines
   Project) / (Bank of NY LOC) [A-1](DAGGER)
   3.600% 09/07/96 .........................         4,580     4,580,000
Washington State Adjustable Rate G.O.
   Bonds DN / (Landesbank Hessen LOC)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/07/96 .........................           400       400,000
                                                             -----------
                                                               4,980,000
                                                             -----------
WEST VIRGINIA--2.5%
Grant County Municipal Solid Waste
   MB [VMIG-1](DOUBLE DAGGER)
   3.850% 09/10/96 .........................         5,000     5,000,000
Marshall County IDA US/Canada Project
   DN / (Harris Trust & Savings Bank
   LOC) [A-1+, AA-](DAGGER)
   3.650% 09/07/96 .........................         3,500     3,500,000
West Virginia Hospital Finance Authority
   Hospital RB DN (VHA Mid-Atlantic
   States, Inc. Capital Asset)
   (AMBAC Insurance) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           600     1,200,000
West Virginia Hospital Finance Authority
   Hospital RB DN (Mid-Atlantic
   Capital Finance Project) Series 1985
   C DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           700       700,000
                                                             -----------
                                                              10,400,000
                                                             -----------
WISCONSIN--1.1%
Carlton DN Wisconsin Power &
   Light Project [P-1](DAGGER)
   3.600% 09/07/96 .........................         4,800     4,800,000
                                                             -----------

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996


                                                    VALUE
                                                ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $420,156,916*)                         $420,156,916

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2%                              731,430
                                                ------------
NET ASSETS (Applicable to
   202,009,609 Bedford shares
   129,398,582 Bradford shares
   115,765 Cash Preservation shares
   89,426,172 Janney Montgomery
   Scott shares, 5,143 RBB shares
   and 800 other shares)--100.0%                $420,888,346
                                                ============
NET ASSET VALUE, offering and
   redemption price per share
   ($420,888,346 (DIVIDE) 420,956,071)                 $1.00
                                                       =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1996 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER)  Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1996. These ratings have not been audited by the Independent Accountants, and, therefore, are not covered by the report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN.................................Bond Anticipation Note
DN.............................................Demand Note
GO.....................................General Obligations
LOC.......................................Letter of Credit
IDA.......................Industrial Development Authority
MB..........................................Municipal Bond
PCR..............................Pollution Control Revenue
RAN..............................Revenue Anticipation Note
RAW..........................Revenue Anticipation Warrants
RB............................................Revenue Bond
TAN..................................Tax Anticipation Note
TECP...........................Tax Exempt Commercial Paper
TRAN.....................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

                                             GOVERNMENT                                       MUNICIPAL
                                             SECURITIES            MONEY MARKET              MONEY MARKET
                                              PORTFOLIO              PORTFOLIO                PORTFOLIO
                                            ------------           ------------              ------------
Investment Income
   Interest ..............................  $   660,462            $118,092,977              $15,900,230
                                            -----------            ------------              -----------

Expenses
   Investment advisory fees ..............       39,247               7,702,090                1,409,660
   Administration fees ...................        9,813                      --                  428,209
   Distribution fees .....................       39,251               9,304,376                2,427,986
   Service organization fees .............           --                 471,499                       --
   Directors' fees .......................          173                  38,473                    7,715
   Custodian fees ........................       15,604                 345,973                   88,191
   Transfer agent fees ...................       29,401               3,044,149                  291,739
   Legal fees ............................          415                  77,139                   17,721
   Audit fees ............................          291                  61,049                   12,514
   Registration fees .....................       11,200                 434,000                  192,999
   Insurance expense .....................          210                  43,932                    9,056
   Organization expense ..................        9,349                      --                       --
   Printing fees .........................       42,010                 426,220                   72,100
   Miscellaneous .........................        3,914                   1,884                      387
                                            -----------            ------------              -----------
                                                200,878              21,950,784                4,958,277

   Less fees waived ......................     (49,060)              (3,543,632)              (1,236,642)
   Less expense reimbursement
      by advisor .........................     (82,957)                (342,158)                 (17,576)
                                            -----------            ------------              -----------
        Total expenses ...................       68,861              18,064,994                3,704,059
                                            -----------            ------------              -----------
   Net investment income .................      591,601             100,027,983               12,196,171
                                            -----------            ------------              -----------
Realized and unrealized gain (loss)
   on investments
   Net realized gain (loss) on investments      749,135                 (12,987)                    (674)
   Increase in net unrealized
      depreciation on investments ........   (1,036,871)                     --                       --
                                            -----------            ------------              -----------
   Net loss on investments ...............    (287,736)                 (12,987)                    (674)
                                            -----------            ------------              -----------
Net increase in net assets resulting
   from operations .......................  $   303,865            $100,014,996              $12,195,497
                                            ===========            ============              ===========

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                        GOVERNMENT
                                                   SECURITIES PORTFOLIO               MONEY MARKET PORTFOLIO
                                            ---------------------------------   ---------------------------------
                                                 FOR THE           FOR THE           FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                            AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1996   AUGUST 31, 1995
                                            ---------------   ---------------   ---------------   ---------------
Increase (decrease) in
  net assets:
Operations:
  Net investment income ...................   $   591,601       $ 2,852,634     $  100,027,983    $   64,913,329
  Net gain (loss) on investments ..........      (287,736)          382,436            (12,987)          (18,463)
                                              -----------       -----------     --------------    --------------
  Net increase in net assets resulting
    from operations .......................       303,865         3,235,070        100,014,996        64,894,866
                                              -----------       -----------     --------------    --------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares ........................            --                --        (49,874,649)      (38,765,552)
    Bradford Shares .......................            --                --                 --                --
    Cash Preservation shares ..............            --                --            (10,092)          (11,336)
    Janney Montgomery Scott shares ........            --                --        (24,434,566)       (4,784,092)
    RBB shares ............................      (534,237)       (2,609,620)            (2,630)           (2,530)
    Sansom Street shares ..................            --                --        (25,706,046)      (21,349,819)
Distributions to shareholders from capital:
    RBB shares ............................      (254,433)         (834,878)                --                --
                                              -----------       -----------     --------------    --------------
      Total distributions to shareholders .      (788,670)       (3,444,498)      (100,027,983)      (64,913,329)
                                              -----------       -----------     --------------    --------------
Net capital share transactions ............    (1,244,286)      (44,215,056)       374,464,737       736,630,198
                                              -----------       -----------     --------------    --------------
Total increase (decrease) in net assets ...    (1,729,091)      (44,424,484)       374,451,750       736,611,735

Net Assets:
  Beginning of year .......................    10,513,793        54,938,277      1,821,371,688     1,084,759,953
                                              -----------       -----------     --------------    --------------
  End of year .............................   $ 8,784,702       $10,513,793     $2,195,823,438    $1,821,371,688
                                              ===========       ===========     ==============    ==============


                                                     MUNICIPAL MONEY
                                                    MARKET PORTFOLIO
                                           ---------------------------------
                                                FOR THE           FOR THE
                                              YEAR ENDED        YEAR ENDED
                                           AUGUST 31, 1996   AUGUST 31, 1995
                                           ---------------   ---------------
Increase (decrease) in
  net assets:
Operations:
  Net investment income ...................  $ 12,196,171    $  9,691,756
  Net gain (loss) on investments ..........          (674)          7,009
                                             ------------    ------------
  Net increase in net assets resulting
    from operations .......................    12,195,497       9,698,765
                                             ------------    ------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares ........................    (5,960,711)     (5,717,451)
    Bradford Shares .......................    (3,611,114)     (3,266,535)
    Cash Preservation shares ..............        (3,746)         (5,648)
    Janney Montgomery Scott shares ........    (2,620,457)       (701,975)
    RBB shares ............................          (143)           (147)
    Sansom Street shares ..................            --              --
Distributions to shareholders from capital:
    RBB shares ............................            --              --
                                             ------------    ------------
      Total distributions to shareholders .   (12,196,171)     (9,691,756)
                                             ------------    ------------
Net capital share transactions ............    (1,864,843)    140,043,103
                                             ------------    ------------
Total increase (decrease) in net assets ...    (1,865,517)    140,050,112

Net Assets:
  Beginning of year .......................   422,753,863     282,703,751
                                             ------------    ------------
  End of year .............................  $420,888,346    $422,753,863
                                             ============    ============

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                        GOVERNMENT SECURITIES PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                                FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                            AUGUST 31, 1996   AUGUST 31, 1995*  AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                            ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year              $  9.54           $  9.69         $   10.73          $  10.46           $ 10.12
                                                -------           -------         ---------          --------           -------
Income from investment operations:
  Net investment income                          0.5220            0.5819            0.5931            0.7080            0.8002
  Net losses on securities (both realized
    and unrealized)                             (0.2540)           0.0361           (0.8651)           0.3300            0.3408
                                                -------           -------         ---------          --------           -------
  Total from investment operations               0.2680            0.6180           (0.2720)           1.0380            1.1410
                                                -------           -------         ---------          --------           -------
Less distributions
  Dividends (from net investment income)        (0.5220)          (0.5819)          (0.5901)          (0.7080)          (0.8010)
  Distributions (from excess net
   investment income)                                --                --           (0.0235)               --                --
  Return of capital                             (0.2460)          (0.1861)          (0.1544)          (0.0600)               --
                                                -------           -------           -------           -------           -------
  Total distributions                           (0.7680)          (0.7680)          (0.7680)          (0.7680)          (0.8010)
                                                -------           -------         ---------          --------           -------
Net asset value, end of year                    $  9.04           $  9.54         $    9.69          $  10.73           $ 10.46
                                                =======           =======         =========          ========           =======
Total return                                    2.75%(b)          6.72%(b)        (2.60%)(b)         10.36%(b)          11.73(b)
Ratios/Supplemental Data
  Net assets, end of year (000)                   $8,785          $10,514           $54,938           $36,296           $25,604
  Ratios of expenses to average net assets        .70%(a)          .72%(a)           .64%(a)           .66%(a)           .83%(a)
  Ratios of net investment income to average
   net assets                                      6.05%            6.59%             5.86%             6.70%             7.81%
  Portfolio turnover rate                            77%              86%               65%               47%               21%

(a) Without the waiver of advisory, administration and custody fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Securities Portfolio would have been 2.05%, 1.22%, 1.10%, 1.22% and 1.22% for the years ended August 31, 1996,
     1995, 1994, 1993 and 1992, respectively.
(b)  Sales load not reflected in total return.
*    Certain numbers were revised to conform to current year presentation.

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                           MONEY MARKET PORTFOLIO
                                           ---------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value,
  beginning of year .....................     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              --------          --------          --------          --------          --------
Income from investment
  operations:
  Net investment income .................       0.0465            0.0482            0.0273            0.0238            0.0370
  Net gains on securities (both
   realized and unrealized) .............           --                --                --                --            0.0007
                                              --------          --------          --------          --------          --------
     Total from investment
      operations ........................       0.0465            0.0482            0.0273            0.0238            0.0377
                                              --------          --------          --------          --------          --------
Less distributions
  Dividends (from net investment
   income) ..............................      (0.0465)          (0.0482)          (0.0273)          (0.0238)          (0.0370)
  Distributions (from capital
   gains) ...............................           --                --                --                --           (0.0007)
                                              --------          --------          --------          --------          --------
     Total distributions ................      (0.0465)          (0.0482)          (0.0273)          (0.0238)          (0.0377)
                                              --------          --------          --------          --------          --------
Net asset value, end of year ............     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              ========          ========          ========          ========          ========
Total Return ............................        4.76%             4.93%             2.76%             2.41%             3.84%
Ratios /Supplemental Data
  Net assets, end of year (000) .........          $61               $55               $45               $58               $74
  Ratios of expenses to average
   net assets ...........................      1.00%(a)          1.00%(a)          1.00%(a)          1.00%(a)          1.00%(a)
  Ratios of net investment income
   to average net assets ................        4.65%             4.82%             2.73%             2.38%             3.70%



                                                                     MUNICIPAL MONEY MARKET PORTFOLIO
                                          ---------------------------------------------------------------------------------------
                                              FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                          AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                          ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value,
  beginning of year .....................    $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                             --------          --------          --------          --------          --------
Income from investment
  operations:
  Net investment income .................      0.0272            0.0279            0.0172            0.0172            0.0264
  Net gains on securities (both
   realized and unrealized) .............          --                --                --                --                --
                                             --------          --------          --------          --------          --------
     Total from investment
      operations ........................      0.0272            0.0279            0.0172            0.0172            0.0264
                                             --------          --------          --------          --------          --------
Less distributions
  Dividends (from net investment
   income) ..............................     (0.0272)          (0.0279)          (0.0172)          (0.0172)          (0.0264)
  Distributions (from capital
   gains) ...............................          --                --                --                --                --
                                             --------          --------          --------          --------          --------
     Total distributions ................     (0.0272)          (0.0279)          (0.0172)          (0.0172)          (0.0264)
                                             --------          --------          --------          --------          --------
Net asset value, end of year ............    $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                             ========          ========          ========          ========          ========
Total Return ............................       2.76%             2.82%             1.73%             1.73%             2.67%
Ratios /Supplemental Data
  Net assets, end of year (000) .........          $5                $5                $5               $5                 $4
  Ratios of expenses to average
   net assets ...........................     1.00%(a)          1.00%(a)          1.00%(a)         1.00%(a)           1.00%(a)
  Ratios of net investment income
   to average net assets ................       2.72%             2.79%             1.72%            1.72%              2.64%

(a) Without the waiver of advisory and transfer agency fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 18.53%, 17.57%, 14.62%, 10.62% and 4.81% for the years ended August 31, 1996, 1995,
     1994, 1993 and 1992, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 216.12%, 162.20%, 154.22%, 191.54% and 250.95% for the years ended August
     31, 1996, 1995, 1994, 1993 and 1992, respectively.
(b) Financial Highlights relate solely to the RBB Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988, and currently has seventeen investment Portfolios, three of which are included in these financial statements.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, and the Bradford Family. The RBB Family represents interests in three portfolios, which are covered in this report.

              A)  SECURITY   VALUATION  --  Government   Securities   Portfolio:
     Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds, tax-exempt bonds and notes, and government securities are valued on the basis of quotations provided by an independent pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

              Money Market  Portfolio  and  Municipal  Money  Market  Portfolio:
     Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. These portfolios seek to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agent and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Government Securities Portfolio: Dividends from net investment income from each portfolio are declared and paid at least monthly. Money Market Portfolio and Municipal Money Market Portfolio: Dividends from net investment income are declared daily and paid monthly. For all portfolios, any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of mortgage-backed securities.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corp. ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for each of the three portfolios described herein.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a portfolio's average daily net assets:

           PORTFOLIO                             ANNUAL RATE
  -----------------------      -------------------------------------------------
  Government Securities        .40% of first $250 million of net assets;
    Portfolio                  .35% of next $250 million of net assets;
                               and .30% of net assets in excess of $500 million.
  Money Market                 .45% of first $250 million of net assets;
    Portfolio                  .40% of next $250 million of net assets;
                               and .35% of net assets in excess of $500 million.
  Municipal Money Market       .35% of first $250 million of net assets;
    Portfolio                  .30% of next $250 million of net assets;
                               and .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for any of the portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for each of the three investment portfolios were as follows:

                                                        GROSS                                            NET
                                                      ADVISORY                                        ADVISORY
                                                         FEE                    WAIVER                   FEE
                                                     ----------              -----------             ----------
        Government Securities Portfolio              $   39,247              $   (39,247)            $       --
        Money Market Portfolio                        7,702,090               (3,527,715)             4,174,375
        Municipal Money Market Portfolio              1,409,660               (1,218,973)               190,687

     PNC Bank serves as the sub-advisor for the Money Market and Municipal Money Market Portfolios. The Government Securities Portfolio has no sub-advisor. PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc.("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as each class's transfer and disbursing agent.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the three investment portfolios were as follows:

                                                        GROSS                                            NET
                                                   TRANSFER AGENCY                                 TRANSFER AGENCY
                                                         FEE                    WAIVER                   FEE
                                                   --------------            -------------         ---------------
        Government Securities Portfolio
            RBB Class                                $   29,401                $      --              $   29,401
                                                     ==========                =========              ==========
        Money Market Portfolio
            Bedford Class                            $1,658,468                $      --              $1,658,468
            Cash Preservation Class                       8,613                   (7,971)                    642
            Janney Montgomery
              Scott Class                             1,045,385                       --               1,045,385
            RBB Class                                     8,149                   (7,946)                    203
            Sansom Street Class                         323,534                       --                 323,534
                                                     ----------                ---------              ----------
         Total Money Market Portfolio                $3,044,149                $ (15,917)             $3,028,232
                                                     ==========                =========              ==========
         Municipal Money Market Portfolio
            Bedford Class                            $  104,373                $      --              $  104,373
            Bradford Class                               59,772                       --                  59,772
            Cash Preservation Class                       8,783                   (8,303)                    480
            Janney Montgomery
              Scott Class                               109,422                       --                 109,422
            RBB Class                                     9,389                   (9,366)                     23
                                                     ----------                ---------              ----------
         Total Municipal Money Market Portfolio      $  291,739                $ (17,669)             $  274,070
                                                     ==========                =========              ==========

     In addition, PFPC serves as administrator for the Government Securities and Municipal Money Market Portfolios. The administration fee is computed daily and payable monthly at the annual rate of .10% of each Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for the Portfolios. For the year ended August 31, 1996, administration fees and waivers for the two portfolios were as follows:

                                                        GROSS                                            NET
                                                   ADMINISTRATION                                  ADMINISTRATION
                                                         FEE                    WAIVER                   FEE
                                                   --------------           --------------         --------------
        Government Securities Portfolio               $ 9,813                  $(9,813)               $     --
        Municipal Money Market Portfolio              428,209                       --                 428,209

     The Fund, on behalf of each class of shares within the investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes, and up to .20% on an annualized basis for the Sansom Street Class.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the year ended August 31, 1996, distribution fees for each class of shares within the three investment portfolios were as follows:

                                                       DISTRIBUTION
                                                            FEE
                                                       ------------
           Government Securities Portfolio
               RBB Class                                $   39,251
                                                        ==========
           Money Market Portfolio
               Bedford Class                            $5,826,142
               Cash Preservation Class                         858
               Janney Montgomery Scott Class             3,161,043
               RBB Class                                       226
               Sansom Street Class                         316,107
                                                         ---------
           Total Money Market Portfolio                 $9,304,376
                                                        ==========
           Municipal Money Market Portfolio
               Bedford Class                            $1,139,416
               Bradford Class                              723,264
               Cash Preservation Class                         531
               Janney Montgomery Scott Class               564,754
               RBB Class                                        21
                                                        ----------
           Total Municipal Money Market Portfolio       $2,427,986
                                                        ==========

     The fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996, service organization fees were $471,499 for the Money Market Portfolio.

NOTE 3. PURCHASE AND SALES OF SECURITIES

     For the year ended August 31, 1996, purchases and sales of investment securities and United States Government Obligations(other than short-term investments) were as follows:

                                                INVESTMENT SECURITIES             U.S. GOVERNMENT OBLIGATIONS
                                            ------------------------------       -----------------------------
                                             PURCHASES           SALES            PURCHASES           SALES
                                            ------------      ------------       ------------      -----------
     Government Securities Portfolio          $     --          $     --         $ 6,752,009       $ 8,389,229

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 4. CAPITAL SHARES

     Transactions in capital shares for each year were as follows:

                                                                    GOVERNMENT SECURITIES PORTFOLIO
                                                     -------------------------------------------------------------
                                                               FOR THE                           FOR THE
                                                             YEAR ENDED                        YEAR ENDED
                                                           AUGUST 31, 1996                   AUGUST 31, 1995
                                                    ----------------------------      ----------------------------
                                                       SHARES           VALUE            SHARES           VALUE
                                                    -----------     ------------      -----------     ------------
      Shares sold:
           RBB Class                                     18,278     $   167,759             9,203     $     88,182
      Shares issued in reinvestment of dividends:
           RBB Class                                     50,559         478,224            78,459          744,477
      Shares repurchased:
           RBB Class                                   (198,915)     (1,890,269)       (4,653,758)     (45,047,715)
                                                    -----------     -----------       -----------     ------------
      Net decrease                                     (130,078)    $(1,244,286)       (4,566,096)    $(44,215,056)
                                                    ===========     ===========       ===========     ============
      RBB Shares authorized                         100,000,000                       100,000,000
                                                    ===========                       ===========

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 4. CAPITAL SHARES (CONTINUED)

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:


                                           MONEY MARKET PORTFOLIO                 MUNICIPAL MONEY MARKET PORTFOLIO
                                   -------------------------------------        ------------------------------------
                                       FOR THE               FOR THE                FOR THE              FOR THE
                                      YEAR ENDED            YEAR ENDED             YEAR ENDED           YEAR ENDED
                                   AUGUST 31, 1996       AUGUST 31, 1995        AUGUST 31, 1996      AUGUST 31, 1995
                                   ---------------       ---------------        ---------------      ---------------
                                        VALUE                 VALUE                  VALUE                VALUE
                                   ---------------       ---------------        ---------------      ---------------
Shares sold:
   Bedford Class                   $ 3,797,592,288       $ 2,966,911,277        $ 1,022,457,772      $ 1,104,088,188
   Bradford Class                               --                    --            479,401,891          474,166,249
   Cash Preservation Class                 122,344                84,527                171,907              175,548
   Janney Montgomery
     Scott Class                     2,359,936,867           855,058,809            408,374,271          208,067,881
   RBB Class                               584,206                31,504                 69,480                5,004
   Sansom Street Class               2,191,596,362         1,864,628,110                     --                   --
Shares issued in reinvestment
  of dividends:
   Bedford Class                        49,290,088            37,681,204              5,847,767            5,576,408
   Bradford Class                               --                    --              3,506,714            3,126,860
   Cash Preservation Class                  10,084                11,226                  3,515                5,478
   Janney Montgomery
     Scott Class                        24,077,173             4,534,944              2,602,869              662,565
   RBB Class                                 2,625                 2,500                    143                  146
   Sansom Street Class                  18,389,361            16,689,941                     --                   --
Shares repurchased:
   Bedford Class                    (3,673,362,904)       (2,779,499,052)        (1,024,790,222)      (1,093,651,142)
   Bradford Class                               --                    --           (464,445,579)        (466,448,018)
   Cash Preservation Class                (165,733)              (91,268)              (220,929)            (220,601)
   Janney Montgomery
     Scott Class                    (2,265,789,890)         (415,944,656)          (434,775,023)         (95,506,391)
   RBB Class                              (580,821)              (23,917)               (69,419)              (5,072)
   Sansom Street Class              (2,127,237,313)       (1,813,444,951)                    --                   --
                                   ---------------       ---------------        ---------------      ---------------
Net increase (decrease)            $   374,464,737       $   736,630,198        $    (1,864,843)     $   140,043,103
                                   ===============       ===============        ===============      ===============
RBB Shares authorized                  500,000,000           500,000,000            500,000,000          500,000,000
                                   ===============       ===============        ===============      ===============

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 5. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                                                                    GOVERNMENT                          MUNICIPAL
                                                                    SECURITIES      MONEY MARKET      MONEY MARKET
                                                                     PORTFOLIO       PORTFOLIO          PORTFOLIO
                                                                   -----------     --------------     ------------
      Capital Paid-In
           Bedford Class                                                    --     $1,109,351,734     $202,009,609
           Bradford Class                                                   --                 --      129,398,582
           Cash Preservation Class                                          --            202,360          115,765
           Janney Montgomery Scott Class                                    --        561,873,247       89,426,172
           RBB Class                                               $13,057,316             61,412            5,143
           Sansom Street Class                                              --        524,367,399               --
           Other Classes                                                    --                800              800

      Accumulated Net Realized Gain (Loss) on Investments
           Bedford Class                                                    --            (17,400)         (69,803)
           Bradford Class                                                   --                 --              339
           Cash Preservation Class                                          --                 (3)               5
           Janney Montgomery Scott Class                                    --             (7,821)           1,734
           RBB Class                                                (4,462,706)                (1)              --
           Sansom Street Class                                              --             (8,289)              --

      Unrealized Appreciation on Investments
           Bedford Class                                                    --                 --               --
           Bradford Class                                                   --                 --               --
           Cash Preservation Class                                          --                 --               --
           Janney Montgomery Scott Class                                    --                 --               --
           RBB Class                                                   190,092                 --               --
           Sansom Street Class                                              --                 --               --
                                                                   -----------     --------------     ------------
                                                                   $ 8,784,702     $2,195,823,438     $420,888,346
                                                                   ===========     ==============     ============

NOTE 6. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, capital loss carryovers were available to offset future realized gains as follows: $4,462,706 in the Government Securities Portfolio of which $602,716 expires in 1999, $764,714 expires in 2000, $750,038 expires in
2002, $2,345,238 expires in 2003; $33,513 in Money Market Portfolio of which $2,062 expires in 2002, $18,464 expires in 2003, $12,987 expires in 2004;
$67,725 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002 and
$674 expires in 2004.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 7. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Bedford, Cash Preservation, Janney Montgomery Scott and Sansom Street. The Fund currently offers four other classes of shares representing interest in the Municipal Money Market Portfolio:
Bedford, Bradford, Cash Preservation and Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class is not presented in this report due to its immateriality. Such information is available in the annual reports of the Cash Preservation family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY

                                                                       MONEY MARKET PORTFOLIO
                                      ---------------------------------------------------------------------------------------
                                          FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                         YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                      AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                      ---------------   ---------------   ---------------   ---------------   ---------------

Net asset value,
  beginning of year ...............     $     1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                        ----------         --------          --------          --------          --------
Income from investment
  operations:
  Net investment income ...........         0.0469           0.0486            0.0278            0.0243            0.0375
  Net gains on securities (both
   realized and unrealized) .......             --               --                --                --            0.0007
                                        ----------         --------          --------          --------          --------
     Total from investment
      operations ..................         0.0469           0.0486            0.0278            0.0243            0.0382
                                        ----------         --------          --------          --------          --------
Less distributions
  Dividends (from net investment
   income) ........................       (0.0469)         (0.0486)          (0.0278)          (0.0243)          (0.0375)
  Distributions (from capital
   gains) .........................             --               --                --                --           (0.0007)
                                        ----------         --------          --------          --------          --------
     Total distributions ..........        (0.0469)         (0.0486)          (0.0278)          (0.0243)          (0.0382)
                                        ----------         --------          --------          --------          --------
Net asset value, end of year ......     $     1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                        ==========         ========          ========          ========          ========
Total Return ......................          4.79%            4.97%             2.81%             2.46%             3.89%
Ratios /Supplemental Data
  Net assets, end of year (000) ...     $1,109,334         $935,821          $710,737          $782,153          $736,842
  Ratios of expenses to average
   net assets .....................         .97%(a)          .96%(a)           .95%(a)           .95%(a)           .95%(a)
  Ratios of net investment income
   to average net assets ..........          4.69%            4.86%             2.78%             2.43%             3.75%



                                                                 MUNICIPAL MONEY MARKET PORTFOLIO
                                      ---------------------------------------------------------------------------------------
                                          FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                         YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                      AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                      ---------------   ---------------   ---------------   ---------------   ---------------

Net asset value,
  beginning of year ...............      $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                         --------          --------          --------          --------          --------
Income from investment
  operations:
  Net investment income ...........        0.0288            0.0297            0.0195            0.0195            0.0287
  Net gains on securities (both
   realized and unrealized) .......            --                --                --                --                --
                                         --------          --------          --------          --------          --------
     Total from investment
      operations ..................        0.0288            0.0297            0.0195            0.0195            0.0287
                                         --------          --------          --------          --------          --------
Less distributions
  Dividends (from net investment
   income) ........................      (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
  Distributions (from capital
   gains) .........................            --                --                --                --                --
                                         --------          --------          --------          --------          --------
     Total distributions ..........       (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
                                         --------          --------          --------          --------          --------
Net asset value, end of year ......      $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                         ========          ========          ========          ========          ========
Total Return ......................         2.92%             3.01%             1.97%             1.96%             2.90%
Ratios /Supplemental Data
  Net assets, end of year (000) ...      $201,940          $198,425          $182,480          $215,577          $176,950
  Ratios of expenses to average
   net assets .....................        .84%(a)           .82%(a)           .77%(a)           .77%(a)           .77%(a)
  Ratios of net investment income
   to average net assets ..........         2.88%             2.97%             1.95%             1.95%             2.87%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19%, and 1.20% for the years ended August 31, 1996, 1995, 1994, 1993, and 1992, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.12%, 1.16%, and 1.15% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 7. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES

                                                                                                                    FOR THE PERIOD
                                               FOR THE           FOR THE           FOR THE           FOR THE       JANUARY 10, 1992
                                                YEAR              YEAR              YEAR              YEAR         (COMMENCEMENT OF
                                                ENDED             ENDED             ENDED             ENDED         OPERATIONS) TO
                                           AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                           ---------------   ---------------   ---------------   ---------------   ----------------
Net asset value, beginning of period .....    $   1.00          $   1.00          $   1.00          $   1.00          $    1.00
                                              --------          --------          --------          --------          ---------
Income from investment operations:
   Net investment income .................      0.0288            0.0297            0.0195            0.0195             0.0154
                                              --------          --------          --------          --------          ---------
     Total from investment operations ....      0.0288            0.0297            0.0195            0.0195             0.0154
                                              --------          --------          --------          --------          ---------
Less distributions
   Dividends (from net investment income)      (0.0288)          (0.0297)          (0.0195)          (0.0195)           (0.0154)
                                              --------          --------          --------          --------          ---------
     Total distributions .................     (0.0288)          (0.0297)          (0.0195)          (0.0195)           (0.0154)
                                              --------          --------          --------          --------          ---------
Net asset value, end of period ...........    $   1.00          $   1.00          $   1.00          $   1.00          $    1.00
                                              ========          ========          ========          ========          =========
Total Return .............................       2.92%             3.01%             1.97%             1.96%            2.42%(b)
Ratios /Supplemental Data
   Net assets, end of period (000) .......    $129,399          $110,936          $100,089           $76,975            $69,586
   Ratios of expenses to average net assets     .84%(a)           .82%(a)           .77%(a)           .77%(a)         .77%(a)(b)
   Ratios of net investment income to
     average net assets ..................       2.88%             2.97%             1.95%             1.95%            2.40%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.
(b)  Annualized.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 7. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT MONEY FUNDS

                                                                                                        MUNICIPAL MONEY
                                                               MONEY MARKET PORTFOLIO                   MARKET PORTFOLIO
                                                         ----------------------------------     ---------------------------------
                                                                            FOR THE PERIOD                        FOR THE PERIOD
                                                             FOR THE         JUNE 12, 1995          FOR THE        JUNE 12, 1995
                                                              YEAR         (COMMENCEMENT OF          YEAR        (COMMENCEMENT OF
                                                              ENDED         OPERATIONS) TO           ENDED        OPERATIONS) TO
                                                         AUGUST 31, 1996    AUGUST 31, 1995     AUGUST 31, 1996   AUGUST 31, 1995
                                                         ---------------   ----------------     ---------------  ----------------
Net asset value, beginning of period ..................     $   1.00           $   1.00            $   1.00            $   1.00
                                                            --------           --------            --------            --------
Income from investment operations:
   Net investment income ..............................       0.0465             0.0112              0.0278              0.0063
                                                            --------           --------            --------            --------
      Total from investment operations ................       0.0465             0.0112              0.0278              0.0063
                                                            --------           --------            --------            --------
Less distributions
   Dividends (from net investment income) .............      (0.0465)           (0.0112)            (0.0278)            (0.0063)
                                                            --------           --------            --------            --------
      Total distributions .............................      (0.0465)           (0.0112)            (0.0278)            (0.0063)
                                                            --------           --------            --------            --------
Net asset value, end of period ........................     $   1.00           $   1.00            $   1.00            $   1.00
                                                            ========           ========            ========            ========
Total Return ..........................................        4.76%            5.30%(b)              2.81%             2.87%(b)
Ratios /Supplemental Data
   Net assets, end of period (000) ....................     $561,865           $443,645            $ 89,428            $113,226
   Ratios of expenses to average net assets ...........      1.00%(a)        1.00%(a)(b)            0.94%(a)         1.00%(a)(b)
   Ratios of net investment income to
    average net assets ................................        4.65%            5.04%(b)              2.78%             2.83%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the year ended August 31, 1996 and 1.23% annualized for the period ended August 31, 1996. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.23% for the year ended August 31, 1996 and 1.30% annualized for the period ended August 31, 1995.
(b)  Annualized.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996


NOTE 7. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                            MONEY MARKET PORTFOLIO
                                             --------------------------------------------------------------------------------------
                                                FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                            AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                            ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year .........   $   1.00          $   1.00          $  1.00           $   1.00          $   1.00
                                               --------          --------          -------           --------          --------
Income from investment operations:
  Net investment income ....................     0.0518            0.0543            0.0334            0.0304            0.0435
  Net gains on securities (both realized
    and unrealized) ........................         --                --                --                --            0.0007
                                               --------          --------          -------           --------          --------
     Total from investment operations ......     0.0518            0.0543            0.0334            0.0304            0.0442
                                               --------          --------          -------           --------          --------
Less distributions
  Dividends (from net investment income) ...    (0.0518)          (0.0543)          (0.0334)          (0.0304)          (0.0435)
  Distributions (from capital gains) .......         --                --                --                --           (0.0007)
                                               --------          --------          -------           --------          --------

     Total distributions ...................    (0.0518)          (0.0543)          (0.0334)          (0.0304)          (0.0442)
                                               --------          --------          -------           --------          --------

Net asset value, end of year ...............   $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                               ========          ========          ========          ========          ========
Total Return ...............................      5.30%             5.57%             3.39%             3.08%             4.51%
Ratios /Supplemental Data
  Net assets, end of year ..................   $524,359          $441,614          $373,745          $190,794          $228,079
  Ratios of expenses to average net assets .     .48%(a)           .39%(a)           .39%(a)           .34%(a)           .35%(a)
  Ratios of net investment income to
   average net assets ......................      5.18%             5.43%             3.34%             3.04%             4.35%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60% and .61% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


---------------------------------------------------
                    CONTENTS


                                              PAGE
INTRODUCTION ..............................      2
FINANCIAL HIGHLIGHTS ......................      4
INVESTMENT OBJECTIVES AND POLICIES ........      7
PURCHASE AND REDEMPTION OF SHARES .........     14
NET ASSET VALUE ...........................     19
MANAGEMENT ................................     20
DISTRIBUTION OF SHARES ....................     22
DIVIDENDS AND DISTRIBUTIONS ...............     23
TAXES .....................................     23
DESCRIPTION OF SHARES .....................     24
OTHER INFORMATION .........................     25
ACCOUNT APPLICATION ....................... Center


INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Ballard Spahr Andrews & Ingersoll
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

                           CASH PRESERVATION PORTFOLIOS
                                [GRAPHIC OMITTED]
                          CASH PRESERVATION PORTFOLIOS
                                       OF
                               THE RBB FUND, INC.

     The Cash Preservation Portfolios consist of two classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares of such classes (collectively the "Cash Preservation Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio and a municipal money market portfolio (collectively, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

     Money Market Portfolio--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

     Municipal Money Market Portfolio--to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in municipal obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank and shares are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency. Investments in shares of the Fund involve investment risks, including the possible loss of principal. There can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


     Counsellors Securities Inc. acts as distributor for the Fund, PNC Institutional Management Corporation serves as investment adviser for the Fund, PNC Bank, National Association serves as sub-adviser for the Portfolios and custodian for the Fund and PFPC Inc. serves as the administrator of the Municipal Money Market Portfolio and the transfer and dividend disbursing agent for the Fund.

     This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.



--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------



PROSPECTUS                                                      December 3, 1996

INTRODUCTION
--------------------------------------------------------------------------------


     The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate nineteen separate investment portfolios. Each of the two classes of the Fund's shares (collectively, the "Cash Preservation Classes") offered by this Prospectus represents interests in one of the following of such investment portfolios: the Money Market Portfolio and the Municipal Money Market Portfolio (formerly, the Tax-Free Money Market Portfolio).


     The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

     The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

     Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


     The Fund's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to the Portfolios and serves as custodian to the Fund, and PFPC Inc. ("PFPC") serves as the administrator to the Municipal Money Market Portfolio and the transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.


     An investor may purchase and redeem Shares of either of the Cash Preservation Classes by mail, bank wire or by payment from insurance policies. An investor may redeem Shares of either of the Cash Preservation Classes by mail, Fund check, or by telephone.

     An investment in either of the Cash Preservation Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." The Fund was created in 1988 and its investment portfolios commenced operations on or after September 30, 1988. Either or both of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of securities on a "when-issued" or "forward commitment" basis and the purchase of stand-by commitments. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

     For  more  detailed   information   of  how  to  purchase  or  redeem  Cash
Preservation Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."


Fee Table

Annual Fund Operating Expenses (Cash Preservation Classes)
     After Expense Reimbursements and Waivers(2)                                                   Municipal
                                                                               Money Market      Money Market
                                                                                Portfolio          Portfolio
                                                                             --------------    --------------

Management fees (after waivers)(1)                                                .20%                .05%
12b-1 fees (after waivers)(1)                                                     .40                 .40
Other Expenses (after reimbursements)                                             .35                 .53
                                                                                  ----                ----
Total Fund Operating Expenses (Cash Preservation Classes) (after waivers
   and reimbursements)                                                            .95%                .98%
                                                                                  ===                 ===




(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) Before Expense Reimbursements and Waivers for the Money Market Portfolio and Municipal Money Market Portfolio, Management fees would be .37% and .33%, respectively, 12b-1 fees would be .40% and .40%, respectively; Other Expenses would be 11.31% and 18.47%, respectively and Total Fund Operating Expenses would be 12.08% and 19.20% respectively.


Example*

     An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                                  1 Year            3 Years          5 Years          10 Years
                                              --------------    --------------    -------------     --------------
Money Market.............................           $10              $30               $53              $117
Municipal Money Market...................           $10              $31               $54              $120

* Other classes of these Portfolios are sold with different fees and expenses.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Cash Preservation Classes) After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Cash Preservation Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) The expense figures are based on actual costs and fees charged to each class. The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. In addition, the investment adviser is currently voluntarily assuming additional expenses of the Portfolios. There can be no assurance that the investment adviser will continue to assume such expenses. Assumption of additional expenses will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

     From time to time a Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing such Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate.

     The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of either of the Cash Preservation Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Cash Preservation Classes are not reflected in the yields of the Cash Preservation Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Cash Preservation Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The table below sets forth certain information concerning the investment results of the Cash Preservation Classes representing interests in the Money Market and Municipal Money Market Portfolios for the years indicated. The financial data included in this table for each of the periods ended August 31, 1992 through August 31, 1996 are a part of the Fund's financial statements for each of the Portfolios which have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose current report thereon appears in the Statement of Additional Information along with the financial statements. The financial data for each such Portfolio for the periods ended August 31, 1989, 1990 and 1991 are a part of previous financial statements audited by Coopers & Lybrand L.L.P. The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

CASH PRESERVATION CLASSES

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.

Financial Highlights (c)
     (For a Share Outstanding Throughout each Period)


                                                              Money Market Portfolio
                             ------------------------------------------------------------------------------------------------------
                                                                                                                    For the Period
                                                                                                                  September 30, 1988
                              For the     For the    For the       For the     For the      For the    For  the     (Commencement
                            Year Ended  Year Ended  Year Ended    Year Ended  Year Ended  Year Ended  Year Ended    of Operations)to
                            August 31,  August 31,   August 31,   August 31,  August 31,   August 31,  August 31,      August 31,
                              1996        1995         1994         1993        1992         1991        1990             1989
                            ---------   ---------    ---------     --------   ---------    ---------   ---------       -----------

Net asset value,
   beginning of period        $  1.00    $  1.00      $  1.00       $  1.00    $  1.00       $  1.00     $  1.00         $  1.00
                              -------   --------      -------      --------   --------      --------    --------        --------
Income from investment
   operations:
   Net investment income       0.0471     0.0487       0.0278        0.0243     0.0375        0.0626      0.0763          0.0780
   Net gains on securities
     (both realized
     and unrealized)               --         --           --            --     0.0007            --          --              --
                             --------   --------      --------      --------   --------      -------    --------        --------
       Total from investment
         operations            0.0471     0.0487        0.0278        0.0243    0.0382        0.0626      0.0763          0.0780
                              --------   --------      -------      --------  --------      --------    --------        --------
Less distributions
   Dividends (from net
     investment income)       (0.0471)   (0.0487)      (0.0278)      (0.0243)  (0.0375)      (0.0626)    (0.0763)        (0.0780)
   Distributions (from
     capital gains)                --         --            --            --   (0.0007)           --          --              --
                             --------   --------      --------      --------   --------     --------    --------        --------
       Total distributions    (0.0471)   (0.0487)      (0.0278)      (0.0243)  (0.0382)     (0.0626)     (0.0763)       (0.0780)
                             --------   --------      --------      --------   --------     --------     --------       --------
Net asset value, end of
   period                    $  1.00     $  1.00       $  1.00       $  1.00   $  1.00      $  1.00      $  1.00         $  1.00
                             =======     =======       =======       =======   =======      =======      =======         =======
Total Return                  4.81%       4.98%          2.81%        2.46%      3.89%        6.45%       7.90%          8.81%(b)
Ratios/Supplemental Data
   Net assets, end of
     period (000)            $ 202       $ 236          $ 231       $  1,229  $  1,233     $  1,412    $  1,799         $  2,213
   Ratios of expenses to
     average net assets      .95%(a)     .95%(a)        .95%(a)        95%(a)   .95%(a)      .95%(a)     .94%(a)         .95%(a)(b)
   Ratios of net investment
     income to average
     net assets              4.71%      4.87%           2.78%          2.43%     3.75%        6.26%       7.63%            8.59%(b)




(a) Without the waiver of advisory and transfer agency fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for Money Market Portfolio would have been 12.08%, 9.34%, 2.52%, 2.25%,
     2.30%, 2.13% and 1.69% for the years ended August 31, 1996, 1995, 1994, 1993, 1992, 1991, 1990, respectively, and 1.59%
     annualized  for  the  period  ended  August  31,  1989.


(b)  Annualized.

(c)  Financial  Highlights relate solely to the Cash Preservation
     Class of Shares within the portfolio.


Cash Preservation Classes

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.

Financial Highlights (c)
     (For a Share Outstanding Throughout each Period)


                                                                 Municipal Money Market Portfolio
                          ----------------------------------------------------------------------------------------------------------
                                                                                                                    For the Period
                                                                                                                  September 30, 1988
                            For the     For the      For the     For the      For the      For the      For the   (Commencement of
                          Year Ended   Year Ended   Year Ended  Year Ended   Year Ended   Year Ended   Year Ended   Operations)
                          August 31,   August 31,   August 31,  August 31,  August 31,    August 31,   August 31,    August 31,
                            1996         1995         1994        1993        1992          1991         1990           1989
                          ---------    ---------    ---------   ---------   ---------    ---------     ---------     -----------
Net asset value,
   beginning of period     $  1.00      $  1.00      $  1.00      $  1.00     $  1.00      $  1.00       $  1.00      $  1.00
                           -------      -------      -------      -------     -------      -------       -------      -------
Income from investment
   operations:
   Net investment income    0.0274       0.0281       0.0174       0.0174      0.0266       0.0408        0.0499       0.0497
   Net gains
      on securities
     (both realized
     and unrealized)            --           --           --           --          --           --            --           --
                           -------      -------      -------      -------     -------      -------       -------      -------
       Total from
         investment
         operations         0.0274       0.0281       0.0174       0.0174      0.0266       0.0408        0.0499       0.0497
                           -------      -------      -------      -------     -------      -------       -------      -------
Less distributions
   Dividends (from net
     investment income)    (0.0274)     (0.0281)     (0.0174)     (0.0174)    (0.0266)     (0.0408)      (0.0499)     (0.0497)
   Distributions (from
     capital gains)             --           --           --           --          --           --            --           --
                           -------      -------      -------      -------     -------      -------       -------      -------
       Total
       distributions       (0.0274)     (0.0281)     (0.0174)     (0.0174)    (0.0266)     (0.0408)      (0.0499)     (0.0497)
                           -------      -------      -------      -------     -------      -------       -------      -------
Net asset value, end of
   period                  $  1.00      $  1.00      $  1.00      $  1.00     $  1.00      $  1.00       $  1.00      $  1.00
                           =======      =======      =======      =======     =======      =======       =======      =======
Total Return                 2.78%        2.84%        1.75%        1.75%       2.69%        4.16%         5.11%      5.53%(b)
Ratios/Supplemental Data
   Net assets, end of
     period (000)          $   116      $   161      $   201      $   157     $   214      $   281       $  236       $    36
   Ratios of expenses to
     average net assets     .98%(a)      .98%(a)      .98%(a)      .98%(a)     .98%(a)      .97%(a)      .98%(a)       .94%(a)(b)
   Ratios of net
     investment
     income to average
     net assets              2.74%        2.81%        1.74%        1.74%       2.66%        4.08%        4.99%       5.49%(b)



(a) Without the waiver of advisory, administration and transfer agency fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio, would have been 19.20%, 10.80%, 11.52%, 8.95%, 5.91%, 5.59% and 15.08% for the years ended
August 31, 1996, 1995, 1994,  1993, 1992, 1991, 1990,  respectively,  and 51.02%
annualized for the period ended August 31, 1989.


(b)  Annualized.

(c) Financial Highlights relate solely to the Cash Preservation Class of Shares within the portfolio.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

                             Money Market Portfolio

     The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S.
dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

     Bank Obligations. The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

     Commercial Paper. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating categories are described in the Appendix to the Statement of Additional Information ("SAI"). The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by major corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

     Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

     Variable Rate Demand Notes. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     Repurchase Agreements. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal risk to the Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     U.S. Government Obligations. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

     Asset-backed Securities. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations."

     Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

     Municipal Obligations. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio."

     Guaranteed Investment Contracts. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

     Stand-by Commitments. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     When-Issued Securities. The Portfolio may purchase portfolio securities on a "when-issued" basis. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Money Market Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     Eligible Securities. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolios' adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (e.g., commercial paper rated "A-1" or "A-2" by S&P, (3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

     Illiquid Securities. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed liquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Money Market Portfolio's investment objectives and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of all outstanding shares representing interests in the Portfolio. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Money Market Portfolio will be achieved. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Money Market Portfolio may not:

         1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

         2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

         3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

         4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

         1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or
     (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

         2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

         3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                        Municipal Money Market Portfolio

     The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Interest").

     Municipal Obligations. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

     The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

     The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source, such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law.
Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability an interest from Alternative Minimum Tax Securities.

     Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state,
(ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, such Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

     Tax-Exempt Derivative Securities. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

     When-Issued   Securities.   The  Portfolio  may  also  purchase   portfolio
securities on a "when-issued" basis such as described under "Investment Objectives and Policies -- Money Market Portfolio -- When-Issued Securities."

     Stand-by Commitments. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies -- Money Market Portfolio -- Stand-by Commitments."

     Eligible Securities. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies -- Eligible Securities -- Money Market Portfolio".

     Illiquid Securities. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed liquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved. The Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Municipal Money Market Portfolio may not:

         1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation.

         2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

         3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

     In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

         1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

                               Purchase Procedures

     Cash Preservation Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York.

     Investors may purchase Cash Preservation Shares by mail, bank wire or exchange from another Cash Preservation Class as described below. The minimum initial investment in each Portfolio is $1,000. Subsequent investments must be at least $100 ($1,000 if the investment is transmitted by bank wire). The Fund reserves the right to reject any purchase order.

     All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after receipt of the order and Federal Funds are available to the Fund. Purchase orders received after its close of business are priced at the net asset value next determined on the following Business day. In those cases in which an investor pays for shares by check, Federal Funds will generally become available two Business Days after a purchase order and the completed application is received. Purchase orders for shares are accepted only on days on which both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open ("Business Days").

     Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

Initial Investment


     BY MAIL--You may purchase Shares in either of the Cash Preservation Classes by mail by fully completing and signing the attached application (the "Application"), specifying the Portfolio in which you wish to invest, and mailing it, together with a check payable to the order of "Cash Preservation" c/o PFPC, P.O. Box 8916, Wilmington, Delaware 19899. The check must also specify the Portfolio in which you wish to invest. An Application will be returned to an investor unless it contains the name of the Authorized Dealer from whom it was obtained.


     BY BANK WIRE--You may purchase Shares in either of the Cash Preservation Classes by having your bank wire Federal Funds to the Fund's Custodian, PNC Bank. Your bank may impose a charge for this service. In order to ensure prompt receipt of your Federal Funds wire, it is important that you follow these steps:


     A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 430-9618 and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the Cash Preservation Class selected, the amount being wired, and by which bank. PFPC will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)


     B. Instruct your bank to wire the specified amount, together with your assigned account number, to the Custodian:

         PNC Bank, N.A., Philadelphia, Pa.
         ABA-0310-0005-3.
         FROM: (name of investor)
         ACCOUNT NUMBER: (investor's account number with the Portfolio) FOR PURCHASE OF: (name of the Portfolio)
         AMOUNT:  (amount to be invested)

     C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application. An Application will be returned to an investor unless it contains the name of the Authorized Dealer from whom it was obtained.

     Federal Funds must be received by PFPC by 12:00 noon Eastern Time for it to process an order as of 12:00 noon on such day. Federal Funds received after 12:00 noon but prior to 4:00 p.m. Eastern Time on a Business Day will be processed as of 4:00 p.m. Eastern Time on that Business Day but the Shares acquired will not be entitled to receive dividends declared on such Business Day. Federal Funds received after 4:00 p.m. Eastern Time on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

     BY PAYMENT FROM INSURANCE POLICIES--If you are a recipient of certain insurance policy payments, you may purchase Shares by fully completing and signing an Application, including the section which authorizes your insurance company to forward policy payments to the Cash Preservation Class indicated on the Application, and mailing it to PFPC at the address shown thereon. An Application will be returned to an investor unless it contains the name of the Authorized Dealer from whom it was obtained.

     BY EXCHANGE--Shareholders who wish to exchange Shares of one Cash Preservation Class for another Cash Preservation Class may do so by mail or by telephone. The Fund and PFPC reserve the right to limit, amend or terminate these exchange privileges at any time upon 60 days written notice to shareholders. No exchange fee is currently imposed for exchanges; however, the Fund reserves the right to charge shareholders an exchange fee of $5.00 for each exchange. In the case of shareholders holding share certificates, the certificates must accompany the request for an exchange.

                                  FOR EXCHANGES
                        BETWEEN CASH PRESERVATION CLASSES
                   AND OTHER PARTICIPATING CLASSES OF THE FUND

Authorization and Agreement

     The investor authorizes PFPC Inc. ("PFPC") to accept and act conclusively upon telephone or written instructions from myself, anyone other than myself representing himself to be me, or any person purporting to represent me in effecting exchanges of shares of one or more Cash Preservation Classes for which such an exchange is available for shares of any of the non-money market classes of Common Stock of the RBB Family of classes of the Fund (the "Participating Classes") of the Fund for which such an exchange is available. I understand and agree to indemnify and hold harmless PFPC and the Fund from any losses, expenses, costs, damages, charges, counsel fees, litigation costs and liability arising directly from any act or omission to act hereunder not occasioned by their gross negligence or willful misconduct. I understand that the exchange privilege may be modified or terminated at any time by the Fund upon 60 days written notice to shareholders. I also understand that this privilege is subject to conditions set forth herein and the provisions of the current prospectus of the Cash Preservation Classes and the Participating Classes as amended from time to time. For each exchange, I will have received and perused a copy of the then current prospectus of the Participating Class being purchased.

     In the case of a shareholder other than an individual, I further certify that the persons signing have been duly elected or appointed and are now legally holding the titles opposite their names and that the organization is duly organized and existing and has the power to authorize the expedited exchange, and the organization will notify PFPC of any change in such authority.

     This Authorization shall not be effective until received by PFPC in the State of Delaware and shall in all respects be interpreted, enforced and governed under the laws of said State. In consideration of PFPC's agreeing, and to induce PFPC to agree, to accept telephone instructions hereunder, the increased responsibility hereby accepted by PFPC and the fact that Shareholders in the Fund are located throughout the nation in numerous jurisdictions, any suit, claim or action hereunder against PFPC shall have as its sole venue the County of New Castle, State of Delaware.

     If any provision of this Authority is declared by any court to be illegal or invalid, the validity of the remaining parts shall not be affected thereby, and the illegal or invalid portion shall be deemed stricken from the Authorization.

Conditions

 1) Telephone exchange instructions received on any day on which both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia are open (a "Business Day") prior to the closing of the NYSE will be effected at the public offering price (which includes the applicable sales charge) of the Participating Class next determined after PFPC's receipt of such exchange request. See the current prospectus of the Participating Classes for applicable sales charges.


 2) Telephone exchange instructions should be made by dialing 800-430-9618 and written instructions (together with any share certificates issued to the investor) should be sent to PFPC, P.O. Box 8916, Wilmington, DE 19899.


 3) If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the Participating Class being acquired.

 4) Any new account established through the exchange privilege will have the same account information and options except as stated in the current prospectus by the Participating Class and will be subject to this authorization.

 5) Shares represented by share certificates cannot be exchanged by telephone but must be forwarded to PFPC and deposited into the customer's account before being exchanged. (It is recommended that share certificates be sent by registered or certified mail. If certificates are not endorsed, the investor must send to PFPC a signed stock power under separate cover. See "How to Redeem Shares -- Normal Redemption" in the Cash Preservation Classes' currently effective prospectus for a discussion of when such signatures must be guaranteed.)

6) Shareholders should contact their tax advisers as to the tax implications of an exchange.

 7) Shares may not be exchanged unless an exchange privilege is offered pursuant to the Cash Preservation Classes' currently effective prospectus.

8) I understand and agree that any ambiguity will be at my risk. PFPC may in its discretion record any telephone calls made hereunder.

 9) I agree personally, or to cause my representative, to verify the accuracy of all confirmations of exchanges and promptly advise PFPC of any inaccuracy therein within one (1) Business Day of receipt of the confirmation or, if a confirmation is not received within five (5) days from the date any instruction to exchange was given, of the non-receipt of any confirmation. In no event shall PFPC or the Fund be liable for any harm whatsoever occurring after the time notification from me or my representative is required hereunder in the event PFPC is not timely advised of the inaccuracy or non-receipt of a confirmation.

10) I agree that my ability to exchange under this authorization may be cancelled, modified or restricted at any time indiscriminately at the sole discretion of the Fund on 60 days written notice.

11)  All  references  to  the  singular   include  the  plural  and  vice-versa.
     References to gender include the other gender and neuter.


     Exchange by Mail--Send a written request (together with any share certificates issued to the investor) to: Cash Preservation c/o PFPC, P.O. Box 8916, Wilmington, Delaware 19899. The request must be signed by all shareholders exactly as their names appear on the Fund's records. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request.

     Exchange by Telephone--Shareholders are automatically provided with this option when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Shareholders holding share certificates may not exchange shares by telephone because share certificates must accompany all exchange requests. To add this feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange (800) 430-9618. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the Fund's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.


     The Fund's telephone transaction procedures include the following measures:
(1)  requiring  the  appropriate  telephone  transaction  privilege  forms;  (2)
requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting  exchanges only if the two account  registrations  are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     Detailed Instructions Required. A request for an exchange of Shares must be sufficiently detailed to enable PFPC to complete the exchange in accordance with the shareholder's wishes. The request must name the Portfolio and account number from which the exchange is to be made. It must also name the Portfolio to which the exchange is to be made and the account number, if to an existing account. The request must specify the amount of money or Shares to be exchanged. New accounts will be established with the same registration and address, and with the same options as the account from which the exchange is made--an Application is not needed. If the registration or address of the new account is to be different in any respect, the request must be in writing with all signatures guaranteed by a commercial bank or trust company, or a member firm of a national securities exchange.

     Account Minimums. If the exchange is to a new account, the dollar value of Shares acquired must equal or exceed the Portfolio's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Portfolio's minimum for subsequent investments. If any amount remains in the Cash Preservation Class from which the exchange is being made, such amount must not drop below the minimum account value required by that Portfolio.

     RETIREMENT PLANS--Cash Preservation Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or an Authorized Dealer. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

Subsequent Investments

     Once an account has been opened, additional investments may be made by mail, bank wire, exchange, or the automatic investment program. The minimum subsequent investment is $100 ($1,000 if payment is by bank wire).

     BY MAIL--Payment may be made by check or a Federal Reserve Draft payable to the order of "Cash Preservation." The check or draft must also specify the name of the Portfolio in which you wish to invest. Mail your payment to Cash Preservation c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System.

     BY  BANK   WIRE--Follow   steps  A  and  B  above  given   under   "Initial
Investment--By Bank Wire."

     BY EXCHANGE--Follow the procedures given under "Initial Investment--By Exchange" above.


     BY AUTOMATIC INVESTING--Additional investments may be made automatically by authorizing PFPC to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call PFPC at (800) 430-9618 to obtain the appropriate form.


                              Redemption of Shares

     Redemption orders are effected at the net asset value per Share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below. In the case of shareholders holding share certificates, the certificates must accompany the redemption request.


     BY MAIL--An investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to the Fund's transfer agent, PFPC, P.O. Box 8916, Wilmington, Delaware 19899
Attention: Cash Preservation Portfolios. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP Program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 430-9618 to determine whether the entity that will guarantee the signature is an eligible guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.

     BY FUND CHECK--An investor may request that the Fund provide redemption checks drawn on a particular Cash Preservation Class. Shareholders holding share certificates are not eligible for this check writing privilege because share certificates must accompany all redemption requests. Checks will be sent only to the registered owner(s) and only to the address of record. Investors may issue checks made payable to the order of any person in the amount of $100 or more. The redemption is not effective until the check is processed and cleared by the transfer agent, and dividends are earned until the redemption is effected. Because dividends accrue daily, a check should not be used to close an account as a small balance is likely to result. There is no charge to the investor for redemption by check. If a shareholder who has check writing privileges exchanges funds from one Cash Preservation Class into another Cash Preservation Class, he or she will automatically receive a checkbook for the new account (allow three to four weeks for delivery). The Fund or PNCBank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.


     BY TELEPHONE--Investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. You may obtain a Telephone Authorization from PFPC or by calling Account Services (800) 430-9618. Shareholders holding share certificates are not eligible to redeem Shares by telephone because share certificates must accompany all redemption requests. The proceeds will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $1,000. There is no maximum redemption for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the Fund's telephone transaction procedures or for follow ing instructions communicated by telephone that it reasonably believes to be genuine as described in this prospectus. See "Purchase and Redemption of Shares -- Exchange by Telephone."

Other Redemption Information

     The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by the Fund's transfer agent of a request in proper form. However, Shares purchased by check will not be redeemed for a period up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time the Shares are redeemed, dividends on such Shares will accrue and be payable, and an investor will be entitled to exercise all other rights of beneficial ownership. An investor who purchased Shares by Federal Funds wire must have delivered to the transfer agent a fully completed and signed Application before a redemption request can be honored.

     The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in a Cash Preservation Class involuntarily, on thirty days' notice, if such account drops below $500 and during such 30-day period the shareholder does not increase such account to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

Additional Exchange Privilege

     In addition to exchanges between Cash Preservation Classes, shareholders may exchange Shares of a Cash Preservation Class for shares of any of the non-money market classes of Common Stock of the RBB Family of classes of the Fund (the "Participating Classes") by mail or by telephone. Shares of the Participating Classes may be acquired by exchange at the next determined public offering price, including sales charges, if any, applicable to such shares. Shares of the Participating Classes to be acquired must be registered for sale in the investor's state. In order to establish a systematic withdrawal plan for the new account, an exchanging shareholder must file a specific written request. The terms of this additional exchange privilege are generally the same as the exchange privilege between Shares of the Cash Preservation Classes as described above. See "Purchase and Redemption of Shares--Initial Investment--By Exchange." However, this additional exchange privilege is only available by completing the appropriate section of the Application. The prospectus for the Participating Classes may be obtained from any Authorized Dealer or the Distributor. An investor considering an exchange to one of the Participating Classes should refer to such prospectus for information regarding such classes. An exchange of Shares will be treated as a sale for Federal income tax purposes. See "Taxes."

NET ASSET VALUE
--------------------------------------------------------------------------------


     The net asset value per Share of each of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE, is closed on weekends and the customary national business holidays of New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). The FRBis currently closed on weekends and the same holidays on which the NYSE is closed (except Christmas Day (observed)) as well as Martin Luther King, Jr. Day, Veterans Day and Columbus Day. Each Portfolio's net asset value per Share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding Shares. The net asset value per Share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


     The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per Share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per Share will not vary.

     With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

MANAGEMENT
--------------------------------------------------------------------------------

                               Board of Directors


     The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate nineteen separate investment portfolios. Each of the Cash Preservation Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio and the Municipal Money Market Portfolio.

Investment Adviser and Sub-Adviser

     PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware, 19809. PNC Bank serves as the sub-adviser for each of the Portfolios. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company.

     As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


     For the services provided to and expenses assumed by it for the benefit of the Money Market Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million. For the services provided to and expenses assumed by it for the benefit of the Municipal Money Market Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.

     PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to a Portfolio (subject to certain adjustments). Such sub-advisory fees have no effect on the advisory fees payable by each Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.

     For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% and .05% of the average net assets of the Money Market Portfolio and the Municipal Money Market Portfolio, respectively. For that same period, PIMC waived approximately .17% and .28% of the average net assets of the Money Market Portfolio and the Municipal Money Market Portfolio.


Administrator

     PFPC serves as the administrator for the Municipal Money Market Portfolio and generally assists the Portfolio in all aspects of its administration and operation, including matters relating to the maintenance of financing records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market Portfolio.

Transfer Agent, Dividend Disbursing Agent, and Custodian

     PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

Expenses

     The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of the Fund, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements, and reports to shareholders and registration fees, identified as belonging to a particular class, are allocated to such class.

     The investment adviser has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

     The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.

     For the Fund's fiscal year ended August 31, 1996 the Fund's total expenses were 12.08% of the average net assets with respect to the Cash Preservation Class of the Money Market Portfolio (not taking into account waivers and reimbursements of 11.13%) and were 19.20% of the average net assets with respect to the Cash Preservation Class of the Municipal Money Market Portfolio (not taking into account waivers and reimbursements of 18.22%).


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors, Inc. with an address at 466 Lexington Avenue, New York, New York, acts as distributor for each of the Cash Preservation Classes of the Fund pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of each of the Cash Preservation Classes.

     The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Cash Preservation Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Cash Preservation Class. The actual amount of such compensation under the Plans is agreed upon by the Fund's Board of Directors and by the Distributor. Under each of the Distribution Contracts, the Distributor has agreed to accept compensation for its services thereunder and under the relevant Plan in the amount of .40% on an annualized basis of the average daily net assets of the relevant Cash Preservation Class in any year. Such compensation may be increased, up to the amount permitted in the Plan, with the approval of the Fund's Board of Directors. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission (the "SEC"), the Distributor has agreed to waive its fee with respect to a Cash Preservation Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under each of the Distribution Contracts and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including to broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Portfolios of the Fund as well as for related direct mail, advertising expenses and promotional expenses.

     Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Cash Preservation Class the fee agreed to under the relevant Distribution Contract. Neither of the Plans obligates the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan on behalf of the relevant Cash Preservation Class. Thus, under each of the Plans, even if the Distributor's expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     Each Plan has been approved by the shareholders of the relevant Cash Preservation Class. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1
Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Cash Preservation Class. The fee set forth above will be paid by the Fund on behalf of the relevant Cash
Preservation Class to the Distributor unless and until the relevant Plan is terminated or not renewed.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Cash Preservation Class unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

     Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares. Neither of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of either Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

     The Municipal Money Market Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." Investors in this Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates, and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum and environmental tax liability. Although it does not currently intend to do so, the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds. Secondly, tax-exempt interest and "exempt interest dividends" derived from all other Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for Federal alternative minimum tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments.

     The Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income dung that year. These percentages may differ significantly from the actual percentages for any particular day.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment. See the Statement of Additional Information.

     An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from such Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or both Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).


     The Fund offers multiple classes of shares in each of its Money Market Portfolio and Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE CASH PRESERVATION CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE CASH PRESERVATION CLASSES.

     Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, shares of the Fund will be fully paid and non-assessable.

     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


     As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


     The Fund will issue share certificates for any of the Cash Preservation Shares only upon the written request of a shareholder sent to PFPC.

OTHER INFORMATION
--------------------------------------------------------------------------------

Reports and Inquiries


     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (800) 430-9618.

                      (This Page Intentionally Left Blank.)

                          CASH PRESERVATION PORTFOLIOS

                           MONEY MARKET PORTFOLIO AND
                        MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION

                  This Statement of Additional Information provides supplementary information pertaining to shares of two classes (the "Cash Preservation Shares") representing interests in two investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio and the Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Cash Preservation Shares Prospectus of the Fund, dated December 3, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.

                                    CONTENTS

                                                                     Prospectus
                                               Page                     Page
                                               ----                  -----------
General ...................................      2                        2
Investment Objectives and Policies ........      2                        7
Directors and Officers ....................     11                       N/A
Investment Advisory, Distribution and
        Servicing Arrangements ............     14                       20
Portfolio Transactions ....................     19                       N/A
Purchase and Redemption Information .......     20                       14
Valuation of Shares .......................     21                       19
Taxes .....................................     23                       23
Additional Information Concerning
        Fund Shares .......................     28                       24
Miscellaneous .............................     30                       N/A
Financial Statements (Audited) ............    F-1                       N/A
Appendix ..................................    A-1                       N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL

                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to two classes of shares (the "Cash Preservation Classes") representing interests in two of the investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio and the Municipal Money Market Portfolio. The Cash Preservation Classes are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.

Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market Portfolio or the Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While a Portfolio has firm commitments outstanding, such Portfolio will maintain in a segregated account with the Firm's custodian or a qualified sub-custodian cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When either the Money Market Portfolio or Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio and Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio or Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  Each of the Money Market Portfolio and Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio and Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  Each of the Money Market Portfolio and Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Either such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio and Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities;
(2) securities that (a) are rated (at the time of purchase) by two more nationally recognized statistical rating organizations ("NRSROs") in the two highest ratting categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2) (a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"(, provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies
(2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one NRSRO or that are Unrated Securities.

                  ILLIQUID SECURITIES. Neither Portfolio may invest more than 10% of its net assets in illiquid securities (including with respect to the Money Market Portfolio, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS.

Neither Portfolio may:

                  (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except as may be necessary in connection with such borrowing and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of the borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                  (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result at the time of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                  (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                  (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                  (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                  (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                  (7) purchase or sell commodities or commodity contracts;

                  (8) invest in oil, gas or mineral exploration or development programs;

                  (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                  (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                  (11) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                  1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of

U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                  2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                           -------------------------

                  In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.


                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:


                                Positions(s) held     Principal Occupation(s)
Name, Address and Age           with Fund             During Past Five Years
---------------------           -----------------     ------------------------

Arnold M. Reichman - 48*        Director              Since 1986, Managing
48* 466 Lexington Avenue                              Director and Assistant
New York, NY 10017                                    Secretary, E.M. Warburg,
                                                      Pincus & Co., Inc.; Since
                                                      1990, Chief Executive
                                                      Officer and since 1991,
                                                      Secretary, Counsellors
                                                      Securities Inc.; Officer
                                                      of various investment
                                                      companies advised by
                                                      Warburg, Pincus
                                                      Counsellors, Inc.

Robert Sablowsky - 58**         Director              Since OCTOBER 1996, SENIOR
110 Wall Street                                       VICE PRESIDENT OF
New York, NY 10005                                    FAHNESTOCK & CO., INC.
                                                      1985 TO 1996, Executive
                                                      Vice President of
                                                      Gruntal & Co., Inc.,
                                                      Director, Gruntal & Co.,
                                                      Inc.

Francis J. McKay - 60           Director              Since 1963, Executive
7701 Burholme Avenue                                  Vice President, Fox
Philadelphia, PA 19111                                Chase Cancer Center
                                                      (Biomedical research
                                                      and medical care);

Marvin E. Sternberg - 62        Director              Since 1974, Chairman,
937 Mt. Pleasant Road                                 Director and President,
Bryn Mawr, PA  19010                                  Moyco Industries, Inc.
                                                      (Manufacturer of dental
                                                      supplies and precision
                                                      coated abrasives); Since
                                                      1968, Director and
                                                      President, Mart MMM, Inc.
                                                      (formerly Montgomeryville
                                                      Merchandise Mart, Inc.)
                                                      and Mart PMM, Inc.
                                                      (formerly Pennsauken
                                                      Merchandise Mart, Inc.)
                                                      (shopping centers); and
                                                      Since 1975,

                                Positions(s) held     Principal Occupation(s)
Name, Address and Age           with Fund             During Past Five Years
---------------------           -----------------     ------------------------

                                                      Director and
                                                      Executive Vice President,
                                                      Cellucap Mfg. Co., Inc.
                                                      (Manufacturer of
                                                      disposable headwear).

Julian A. Brodsky - 63          Director              Director, Vice Chairman,
Comcast Corporation                                   1969 to present, Comcast
1234 Market St.                                       Corporation Director of
16th Floor                                            Comcast Cablevision of
Philadelphia, PA 19107-3723                           Philadelphia (cable
                                                      television and
                                                      communications) and
                                                      Nextel (Wireless
                                                      Communications).

Donald van Roden - 72           Director              Self-employed businessman.
1200 Old Mill Lane                                    From February 1980 to
Wyomissing, PA 19610                                  March 1987, Vice Chairman,
                                                      SmithKline Beckman
                                                      Corporation
                                                      (pharmaceuticals);
                                                      Director, AAA
                                                      Mid-Atlantic (auto
                                                      service); Director,
                                                      Keystone Insurance Co.

Edward J. Roach - 72            President and         Certified Public
Suite 100                       Treasurer             Accountant; Vice Chairman
Bellevue Park Corporate                               of the Board of Fox Chase
  Center                                              Cancer Center; Trustee,
400 Bellevue Parkway                                  Emeritus, Pennsylvania
Wilmington, DE 19809                                  School for the Deaf;
                                                      Trustee Emeritus,
                                                      Immaculata College;
                                                      Vice President and
                                                      Treasurer of various
                                                      investment companies
                                                      advised by PNC
                                                      Institutional Management
                                                      Corporation.

Morgan R. Jones - 57            Secretary             Chairman, the law firm of
1100 PNB Bank Bldg                                    Drinker Biddle & Reath,
Philadelphia, PA 19107                                Philadelphia,
                                                      Pennsylvania;
                                                      Director, Rocking Horse
                                                      Child Care Centers
                                                      of America, Inc.

-----------------------


*Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor, and his position as President of the Fund.

**Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, and of the following members of the Board of Directors received compensation from the Fund in the following amounts:

                  DIRECTORS                   COMPENSATION
                  ---------                   ------------
                  JULIAN A. BRODSKY               $12,525
                  FRANCIS J. MCKAY                 15,975
                  MARVIN E. STERNBERG              16,725
                  DONALD VAN RODEN                 21,025


On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the Portfolios' sub-advisor and the Fund's custodian, PFPC Inc. ("PFPC"), the Municipal Money Market Portfolio's administrator and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the

Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market Portfolio pursuant to separate investment advisory agreements. The advisory agreement relating to the Money Market Portfolio is dated August 16, 1988, and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. PNC Bank renders sub-advisory services to each of the Portfolios pursuant to separate Sub-Advisory Agreements, each dated August 16, 1988. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."


                  For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $4,174,375 WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $190,687 IN ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO. DURING THAT SAME YEAR, PIMC WAIVED $3,527,715 OF ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO UNDER ITS ADVISORY CONTRACT WITH THE FUND. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $2,274,697 in advisory fees with respect to the Money Market Portfolio and $67,752 in advisory fees with respect to the Municipal Money Market Portfolio under its Advisory Contract with the Fund. During the same year, PIMC waived $2,589,832 of advisory fees with respect to the Money Market Portfolio and $1,041,321 of advisory fees with respect to the Municipal Money Market Portfolio. For the year ended August 31, 1994, PIMC received (after waivers) $1,947,768 in advisory fees with respect to the Money Market Portfolio and $7,733 in advisory fees with respect to the Municipal Money Market Portfolio under its Advisory Contract with the Fund. During that same year, PIMC waived $2,255,986 of advisory fees with respect to the Money Market Portfolio and $1,091,646 of advisory fees with respect to the Municipal Money Market Portfolio.


                  As required by various state regulations, PIMC will reimburse the Fund or a Portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1 1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing of prospectuses statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.


                  The Advisory Contracts were each most recently approved on July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were approved with respect to the Money Market Portfolio by the shareholders of the Portfolio at a special meeting held December 22, 1989, as adjourned. The Investment Advisory Agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned. The Sub-Advisory Agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held December 22, 1989, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENT. PPFC serves as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (the "Administration Agreement"). PPFC has agreed to furnish to the Fund on behalf of the Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PPFC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or the Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market Portfolio.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Cash Preservation Classes pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Cash Preservation Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Cash Preservation Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio, for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and receives reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Cash Preservation Classes (collectively, the "Distribution Contracts") and separate Plans of Distribution for each of the Cash Preservation Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of each of the Cash Preservation Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to Authorized Dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans as amended relating to the Cash Preservation Classes was most recently approved for continuation, on July 26, 1995 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). Each of the Plans was approved by the shareholders of each Cash Preservation Class at a special meeting held December 22, 1989, as adjourned.

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Cash Preservation Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Cash Preservation Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940
Act) shall be committed to the discretion of directors who are not interested persons of the Fund.

                  During the year ended August 31, 1996, the Fund paid distribution fees to the Fund's Distributor under the Plans for the Cash Preservation Class of the Money Market Portfolio and the Cash Preservation Class of the Municipal Money Market Portfolio in the aggregate amounts of $858 and $531, respectively. All such amounts were retained by the Distributor and used to pay certain mailing expenses, printing and distribution of prospectuses and sales literature, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his previous position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's Shares.


                             PORTFOLIO TRANSACTIONS

                  Each of the Portfolios intends to purchase only securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that both Portfolios may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because both Portfolios intend to purchase only securities with remaining maturities of 397 calendar days or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. Neither of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.


                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                               VALUATION OF SHARES

                  The Fund intends to use its best efforts to maintain the net asset value of both of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of a Portfolio. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern time) and as of 4:00 p.m. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS ON WHICH THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)) AS WELL AS MARTIN LUTHER KING, JR. DAY, VETERANS DAY AND COLUMBUS DAY.

                  The Fund calculates the value of the portfolio securities of both of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  Both of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. Both of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  The yield for the seven (7) day period ended August 31, 1996 for the Cash Preservation Classes of each of the Money Market Portfolio and the Municipal Money Market Portfolio was 4.53% and 2.67%, respectively. The effective yield for the same period for the same Classes was 4.63% and ^
2.71%, respectively. The tax equivalent yield for the same period for the Cash Preservation Class of the Municipal Money Market Portfolio was 3.71% (assuming an income tax rate of 28%).

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Fund's Prospectus for the Cash Preservation Shares is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures, or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

                  The Municipal Money Market Portfolio is designed to provide investors with current tax-exempt interest income. In order for the Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of such Portfolio must consist of exempt interest obligations. Exempt interest dividends distributed to shareholders by this Portfolio are not included in the shareholder's gross income for regular Federal income tax purposes.

                  All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  The Municipal Money Market Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Portfolios may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                   Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although the Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

                  While neither of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. Neither of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or any net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions between the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but, for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year either Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on municipal obligations in the case of the Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, neither of the Portfolios anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock^, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock^, 100 million shares are classified as Class D Common Stock^, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (STRATEGIC GLOBAL Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class COMMON STOCK, 50 million shares are classified as Class FF Common
Stock (N/I MICROCAP), 50 million shares are classified as Class GG Common
Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100

MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL
MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class G Common Stock and Class H Common Stock constitute the Cash Preservation Family Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money Funds Family, the Beta Family, THE N/I FAMILY, THE BOSTON PARTNERS FAMILY, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE
N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTERESTS IN ONE NON-MONEY MARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad & Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania, 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                  CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.


PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

RBB Money Market Portfolio             Luanne M. Garvey and                                    12.7
(Class E)                              Robert J. Garvey
                                       2729 Woodland Avenue
                                       Trooper, PA  19403

                                       HAROLD T. Erfer                                         13.0
                                       414 Charles Lane
                                       Wynnewood, PA  19096

                                       KAREN M. McElhinny and Contribution Account             16.9
                                       4943 King Arthur Drive
                                       Erie, PA  16506

                                       JOHN Robert Estrada and                                 16.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX  76018

                                       ERIC Levine and Linda                                   29.6
                                       & Howard Levine
                                       67 Lanes Pond Road
                                       Howell, NJ  07731

RBB Municipal Money Market             William B. Pettus Trust                                 11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO  63021- 6635

                                       SEYMOUR Fein                                            88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY  10457- 0486

CASH Preservation Money Market         Jewish Family and Children's                            56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA  19103

                                       LYNDA R. Succ Trustee for in Trust under                12.3
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO  63104


PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

                                       THERESA M. PALMER                                        6.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120

CASH Preservation Municipal Money      Kenneth Farwell and Valerie                             11.1
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO  63107

                                       GARY L. LANGE and                                       10.4
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       ST. CHARLES, MO  63309

                                       ANDREW DIEDERICH AND                                     6.1
                                       DORIS DIEDERICH
                                       1003 LINDENMAN
                                       DES PERES, MO 63131

                                       MARCELLA L. HAUGH CARING TR DTD 8/12/91                 15.3
                                       40 PLAZA SQUARE
                                       APT. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                           8.2
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122

                                       GWENDOYLN HAYNES                                         5.2
                                       2757 GEYER
                                       ST. LOUIS, MO

                                       SAVANNAH THOMAS Trust                                    5.2
                                       230 MADISON AVE.
                                       ROCK HILL, MD 63119

SANSOM Street Money Market Portfolio   Wasner & Co.                                            16.6
(Class I)                              FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113



PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

                                       SAXON and Co.                                            74.8
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182

                                       ROBERTSON Stephens & Co.                                 8.6
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101

BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                      100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                      100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.           5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT                        5.0
                                       625 MADISON AVE., 4TH FLOOR
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master                                    10.2
(Class U)                              Retirement Trust
                                       303 South Temple Drive
                                       Diboll, TX  75941

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.           16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730



PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

                                       C S FIRST BOSTON PENSION FUND                            10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI

                                       SC JOHNSON & SON, INC.                                   13.3
                                       RETIREMENT PLAN
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND                            6.3
                                       8650 FLAIR DRIVE
                                       E. MONTE, CA  96731-3011

BEA Emerging Markets Equity Portfolio  Wachovia Bank North Carolina Trust for Carolina         15.7
(Class V)                              Power & Light Co. Supplemental Retirement Trust
                                       301 N. Main Street
                                       Winston-Salem, NC  27101

                                       WACHOVIA BANK OF NORTH CAROLINA                          5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                  30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES RETIREMENT SYSTEM             10.8
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR 72201

                                       NORTHERN Trust                                          12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675

                                       AMHERST H. Wilder Foundation                             5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

BEA US Core Equity Portfolio           Bank of New York                                         45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY  10286

                                       WERNER & Pfleiderer Pension                               7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ  07446

                                       WASHINGTON HEBREW CONGREGATION                            11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                               6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900

BEA US Core Fixed Income Portfolio     New England UFCW & Employers' Pension Fund Board         24.5
(Class Y)                              of Trustees
                                       161 Forbes Road, Suite 201
                                       Braintree, MA  02184

                                       W.M. BURKE REHABILITATION                                5.4
                                       HOSPITAL INC.
                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605

                                       PATTERSON & Co.                                          8.9
                                       P.O. Box 7829
                                       Philadelphia, PA  19102

                                       MAC & CO                                                 6.9
                                       FAO 176-655
                                       ROBF1766552
                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

                                       BANK OF NEW YORK                                          9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286

                                       CITIBANK NA                                              12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income Portfolio      Sunkist Master Trust                                     36.0
(Class Z)                              14130 Riverside Drive
                                       Sherman Oaks, CA  91423

                                       PATTERSON & CO.                                          25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101

                                       KEY Trust Co. of Ohio                                    20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202- 1559

                                       MARY E. MORTEN                                            6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017
                                       ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio      William A. Marquard                                      37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY  40311

                                       ARNOLD Leon                                              12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008

                                       IRWIN Bard                                                6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                 5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123

N/I MICRO CAP Fund                     CHARLES SCHWAB & CO. Inc.                                15.8
(CLASS FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       Attn: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       CHASE MANHATTAN BANK                                     27.1
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                              5.6
                                       C/O FIDUCIARY TRUST CO. INTL
                                       P. O. BOX 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008

N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                21.2
(Class GG)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       U S EQUITY INVESTMENT                                    18.7
                                       PORTFOLIO LP
                                       C/O ASSET MANAGEMENT
                                       ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447

                                       BANK OF NEW YORK                                          9.8
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

N/I GROWTH AND VALUE FUND (CLASS HH)   CHARLES SCHWAB & CO. INC.                                24.4
                                       SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott Money Market   Janney Montgomery Scott                                   100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

JANNEY Montgomery Scott Municipal      JANNEY Montgomery Scott                                   100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
MARKET)

Janney Montgomery Scott Government     Janney Montgomery Scott                                   100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT OBLIGATIONS   Philadelphia, PA  19103-1675
MONEY)

JANNEY Montgomery Scott New York       JANNEY Montgomery Scott                                   100
Municipal Money Market Portfolio       1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)    Philadelphia, PA  19103-1675


     As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

     As of the above date, directors and officers as a group owned less than one percent of the shares of common stock of the Fund.

     LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX


DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                           AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                           AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Services, Inc. for bonds:

                           Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                           Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) and respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   -------------
CERTIFICATES OF DEPOSIT--12.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.500% 01/13/97 ........................        $50,000   $ 50,000,000
Mellon Bank
   5.540% 02/07/97 ........................         50,000     50,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.2%
Bank of Tokyo-Mitsubishi
   5.600% 11/04/96 ........................         25,000     25,000,000
Banque Nationale de Paris
   5.430% 09/30/96 ........................         50,000     50,000,392
Swedbank
   5.530% 09/12/96 ........................         30,000     30,000,090
   5.440% 11/06/96 ........................         75,000     75,001,356
                                                             ------------
                                                              180,001,838
                                                             ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $280,001,838) ................                   280,001,838
                                                             ------------
COMMERCIAL PAPER--56.1%
ASSET BACKED SECURITIES--5.8%
Corporate Receivables Corp.
   5.350% 11/21/96 ........................         25,000     24,699,063
   5.400% 01/15/97 ........................         25,800     25,273,680
Cxc, Inc.
   5.320% 11/20/96 ........................         30,000     29,645,333
Sigma Finance, Inc.
   5.420% 02/20/97 ........................         50,000     48,705,222
                                                             ------------
                                                              128,323,298
                                                             ------------
BANKS--2.3%
Chase Manhattan Corp.
   5.330% 01/10/97 ........................         25,000     24,515,118
National City Corp.
   5.270% 09/11/96 ........................         25,000     24,963,403
                                                             ------------
                                                               49,478,521
                                                             ------------


                                                  PAR
                                                 (000)        VALUE
                                                -------   -------------
CIGARETTES--3.0%
American Brands, Inc.
   5.300% 12/12/96 .....................        $21,000   $ 20,684,650
   5.290% 12/13/96 .....................         25,000     24,621,618
   5.480% 01/06/97 .....................         20,000     19,613,356
                                                          ------------
                                                            64,919,624
                                                          ------------
FINANCE SERVICES--1.7%
Countrywide Funding Corp.
   5.450% 10/18/96 .....................         38,000     37,729,619
                                                          ------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.3%
Newell Co.
   5.320% 09/12/96 .....................         50,000     49,918,722
                                                          ------------
PERSONAL CREDIT INSTITUTIONS--10.7%
BMW US Capital Corp.
   5.340% 09/09/96 .....................         33,196     33,156,607
   5.300% 09/16/96 .....................         50,000     49,889,583
Ford Motor Credit Corp.
   5.430% 10/22/96 .....................         50,000     49,615,375
   5.400% 12/12/96 .....................         50,000     49,235,000
General Motors Acceptance Corp.
   5.580% 12/26/96 .....................         30,000     29,460,600
   5.460% 02/12/97 .....................         25,000     24,378,167
                                                          ------------
                                                           235,735,332
                                                          ------------
PETROLEUM REFINING--1.1%
Repsol Int'l Finance B.V.
   5.370% 12/27/96 .....................         25,000     24,563,688
                                                          ------------
PHARMACEUTICAL PREPARATIONS--2.7%
American Home Products Corp.
   5.250% 09/03/96 .....................         60,000     59,982,500
                                                          ------------
SEARCH, DETECTION, NAVIGATION,
GUIDANCE AERONAUTIC SYSTEMS--4.5%
Raytheon Co.
   5.280% 09/17/96 .....................        100,000     99,765,333
                                                          ------------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)         VALUE
                                                   --------   --------------
SECURITY BROKERS & DEALERS--12.9%
Lehman Brothers Holdings Inc.
   5.500% 09/12/96 ..........................      $ 55,000   $   54,907,569
Merrill Lynch & Co. Canandian DCP
   5.500% 11/18/96 ..........................        50,000       49,404,167
Morgan Stanley Group, Inc.
   5.400% 09/23/96 ..........................        25,000       24,917,500
   5.300% 10/21/96 ..........................        50,000       49,631,945
   5.310% 12/13/96 ..........................        30,000       29,544,225
Nomura Holding America, Inc.
   5.510% 10/24/96 ..........................        25,000       24,797,201
   5.380% 11/14/96 ..........................        50,000       49,447,056
                                                              --------------
                                                                 282,649,663
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--9.1%
American Express Credit Corp.
   5.280% 09/05/96 ..........................       100,000       99,941,333
Sears Roebuck Acceptance Corp.
   5.310% 09/04/96 ..........................        50,000       49,977,875
   5.480% 10/31/96 ..........................        50,000       49,543,333
                                                              --------------
                                                                 199,462,541
                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,232,528,841) ................                  1,232,528,841
                                                              --------------
MUNICIPAL BONDS--5.4%
CALIFORNIA--0.9%
San Bernardino County California
   Certificate of Participation County
   Center Refinancing Project,
   Series 1995 (LOC Canadian
   Imperial Bank of Commerce)(DOUBLE DAGGER)
   5.650% 09/07/96 ..........................         7,800        7,800,000
Adventist Health Systems West
   Series 1988 (LOC-First Interstate
   Bank of California)(DAGGER)
   3.750% 09/04/96 ..........................        12,925       12,925,000
                                                              --------------
                                                                  20,725,000
                                                              --------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue
   (LOC Sun Bank, N.A.)(DOUBLE DAGGER)
   5.650% 09/05/96 ..........................         2,900        2,900,000
                                                              --------------


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority (Emory U.)(DOUBLE DAGGER)
   5.450% 09/04/96 ......................       $10,100   $10,100,000
                                                          -----------
ILLINOIS--0.8%
Barton Healthcare Taxable Revenue
   Bonds Series 1995 DN (LOC-
   American Nation Bank)(DAGGER)
   5.550% 09/04/96 ......................        12,455    12,455,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992
   (LOC-Societe Generale)(DOUBLE DAGGER)
   5.650% 09/04/96 ......................           600       600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville CORP Project)
   Series 1993-B (LOC-First National
   Bank of Chicago)(DOUBLE DAGGER)
   5.550% 09/04/96 ......................         4,400     4,400,000
                                                          -----------
                                                           17,455,000
                                                          -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (LOC-Societe Generale)
   VRDN(DAGGER)
   5.550% 09/04/96 ......................         4,200     4,200,000
                                                          -----------
MINNESOTA--0.2%
Fairview Hospital And Healthcare Services
   Taxable ADJ Convertible Extendable
   Securities Series 1994
   (MBIA Insurance) VRDN(DAGGER)
   5.550% 09/05/96 ......................         5,100     5,100,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, Mississippi
   (LOC-RaboBank Nederland)
   IDRB VRDN(DAGGER)
   5.450% 09/04/96 ......................         1,400     1,400,000
   5.450% 09/04/96 ......................         2,155     2,155,000

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                -------   -----------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   Taxable IDRB (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corporation Guaranty)
   (LOC-Sun Bank, N.A.) VRDN(DAGGER)
   5.550% 09/04/96 .....................        $14,000   $ 14,000,000
Mississippi Business Finance Corp.
   Taxable IDRB VRDN(DAGGER)
   5.450% 09/07/96 .....................          3,200      3,200,000
                                                          ------------
                                                            20,755,000
                                                          ------------
NEW YORK--0.6%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable Securities
   Series 1990  (LOC-Morgan
   Guaranty Trust Company) VRDN(DAGGER)
   5.500% 09/04/96 .....................         12,300     12,300,000
                                                          ------------
NORTH CAROLINA--0.6%
Community Health Systems, Inc.
   Taxable (LOC-First Union National
   Bank of North Carolina)
   Series 1991-A(DAGGER)
   5.700% 09/04/96 .....................            400        400,000
City of Ashville North Carolina
   (LOC-Wachovia Bank of N.C.)
   Tax Corp.(DAGGER)
   5.400% 09/04/96 .....................         12,700     12,700,000
                                                          ------------
                                                            13,100,000
                                                          ------------
TEXAS--0.7%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project
   Series 1990 (LOC-Citibank N.A.)
   VRDN(DAGGER)
   5.550% 09/04/96 .....................         14,800     14,800,000
                                                          ------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,435,000) .............                   121,435,000
                                                          ------------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ------------
REVENUE ANTICIPATION NOTES--0.3%
MANDATORY PUT BONDS--0.3%
Bremen, Inc. Tax Adjustable Notes
   (LOC-Society National Bank)
   5.500% 09/05/96 ........................        $ 6,000   $  6,000,000
                                                             ------------
     TOTAL REVENUE ANTICIPATION NOTES
       (Cost $6,000,000) ..................                     6,000,000
                                                             ------------
CORPORATE OBLIGATIONS--10.2%
BANKS--2.3%
Norwest Corp.(DAGGER)
   5.398% 09/28/96 ........................         50,000     50,000,000
                                                             ------------
PERSONAL CREDIT INSTITUTIONS--0.9%
General Motors Acceptance Corp.
   5.410% 09/01/96(DAGGER) ................          5,000      4,998,894
General Motors Acceptance Corp.
   7.900% 03/12/97 ........................         14,750     14,950,198
                                                             ------------
                                                               19,949,092
                                                             ------------
SECURITY BROKERS & DEALERS--7.0%
Bear Stearns & Co., Inc.
   5.290% 03/11/97 ........................         20,000     20,000,000
Goldman Sachs Group, LP
   5.711% 11/06/96(DAGGER) ................         53,000     53,000,000
Lehman Brothers Holdings Inc.
   5.600% 09/05/96(DAGGER) ................         50,000     50,000,000
Merrill Lynch & Co.
   5.000% 12/15/96 ........................          5,000      4,991,584
   5.120% 02/27/97 ........................         25,000     24,997,555
                                                             ------------
                                                              152,989,139
                                                             ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $222,938,231) ................                   222,938,231
                                                             ------------
AGENCY OBLIGATIONS--2.5%
Student Loan Marketing Association(DAGGER)
   5.390% 09/03/96 ........................         25,000     24,994,375
   5.410% 09/03/96 ........................         10,000     10,000,000
   5.420% 09/03/96 ........................         20,000     20,000,000
                                                             ------------
    TOTAL AGENCY OBLIGATIONS
       (Cost $54,994,375) .................                    54,994,375
                                                             ------------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   --------------
TIME DEPOSITS--12.6%
Bank of Tokyo-Mitsubishi
   5.375% 09/03/96 ..........................      $76,800   $   76,800,000
Dai-ichi Kangyo Bank
   5.406% 09/05/96 ..........................       50,000       50,000,000
First National Bank of Boston
   5.344% 09/05/96 ..........................       50,000       50,000,000
First Union National Bank of NC
   5.250% 09/03/96 ..........................      100,000      100,000,000
                                                             --------------
     TOTAL TIME DEPOSITS
       (Cost $276,800,000) ..................                   276,800,000
                                                             --------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $2,194,698,285*) ...................                 2,194,698,285
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .....................                     1,125,153
                                                             --------------
NET ASSETS (Applicable to
   1,109,351,734 Bedford shares,
   202,360 Cash Preservation shares,
   561,873,247 Janney Montgomery
   Scott shares, 61,412 RBB shares,
   524,367,399 Sansom Street shares
   and 800 other shares)--100.0% ............                $2,195,823,438
                                                             ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,195,823,438 (DIVIDE) 2,195,856,952) ..                         $1.00
                                                                      =====
*  Also cost for Federal income tax purposes
(DAGGER) Variable Rate Obigations -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ............................Variable Rate Demand Note
LOC ......................................Letter of Credit
IDR.........................Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)      VALUE
                                                -------   ----------
MUNICIPAL BONDS--99.8%
ALABAMA--0.7%
Alabama Special Care Facilities
   Authority St. Vincent's Daughters of
   Charity MB(AA, Aa)(DOUBLE DAGGER)
   4.000% 11/01/96 .......................      $ 1,735   $1,736,028
Livingston IDR Toin Corp USA Project
   DN / (Ind. Bank of Japan LOC)
   [A-1+, VMIG-1](DAGGER)
   4.150% 09/07/96 .......................        1,000    1,000,000
                                                          ----------
                                                           2,736,028
                                                          ----------
ALASKA--0.5%
Alaska Industrial Development & Export
   Authority RB Series 1984-5
   (LOC-Seattle First National Bank)
   DN [A-1](DAGGER)
   3.600% 09/07/96 .......................        2,045    2,045,000
                                                          ----------
ARIZONA--1.8%
Flagstaff IDA DN / (LOC-Wells Fargo)
   [A, A-1](DAGGER)
   3.550% 09/07/96 .......................        7,755    7,755,000
                                                          ----------
ARKANSAS--0.4%
Arkansas State Development Authority
   Health Care Facility Sisters of
   Mercy DN/ (ABM-AMRO Bank N.V. LOC)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .......................        1,700    1,700,000
                                                          ----------
CALIFORNIA--14.8%
California Pollution Control DN / (Society
   General LOC) [A-1+](DAGGER)
   3.150% 09/30/96 .......................        2,000    2,000,000
California Pollution Control Finance
   Authority (Pacific Gas & Electric Co.
   Project) Series 1996 C DN  (Bank of
   America LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................        8,200    8,200,000
Los Angeles County Housing Authority
   Malibu Meadows Project
   Series A DN (LOC- Sumitomo Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .......................        4,100    4,100,000


                                                         PAR
                                                        (000)       VALUE
                                                       -------   -----------
CALIFORNIA--(CONTINUED)
Los Angeles County
   Series 1996 A TRAN
   (Credit Suisse LOC) [SP-1+,
   MIG-1](DOUBLE DAGGER)
   4.500% 06/30/97 ..............................      $10,315   $10,371,569
Oakland (LOC- Natwest PLC) DN(DAGGER)
   3.750% 09/07/96 ..............................       11,600    11,600,000
San Bernardino County
   TRAN / (Landesbank Hessen-
   Thuringen LOC) [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        5,000     5,024,890
Southeast Resource Recovery Facility
   Authority Lease RB DN [A-1, VMIG-1](DAGGER)
   3.550% 09/07/96 ..............................        7,500     7,500,000
State of California 1996-97 RAN
   [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        7,000     7,029,519
State of California RAN Series C-5 /
   (Bank of America LOC) [A-1+, MIG]
   3.850% 09/07/96 ..............................        1,000     1,000,000
Washington Township Hospital District
   Alemeda County DN / (Ind. Bank of
   Japan LOC)(DAGGER)
   3.450% 09/07/96 ..............................        5,300     5,300,000
                                                                 -----------
                                                                  62,125,978
                                                                 -----------
COLORADO--1.8%
Colorado State General Fund Revenue
   Series 1996 A TRAN [SP-1+, MIG-1]
   4.500% 06/27/97 ..............................        5,000     5,025,623
Moffat County DN [A-1+, P-1](DAGGER)
   3.550% 09/07/96 ..............................        2,400     2,400,000
                                                                 -----------
                                                                   7,425,623
                                                                 -----------
CONNECTICUT--0.7%
Connecticut State of Special Assessment
   Unemployment Compensation
   Advance Fund Revenue (Connecticut
   Unemployment Project)
   Series 1993 C MB (FGIC Insurance)
   [A-1+, VMIG-1](DOUBLE DAGGER)
   3.900% 07/01/97 ..............................        3,000     3,000,000
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities Refunding
   (Delmarva Power & Light Project)
   Series 1993 C (Delmarva Power &
   Light Corporate Obligation)
   RB DN [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       $ 3,000   $ 3,000,000
                                                             -----------
FLORIDA--1.4%
Florida Housing Finance Agency
   DN / (Wells Fargo Bank LOC) [A-1](DAGGER)
   3.850% 09/30/96 .........................         3,000     3,000,000
Indian River County Hospital District
   Sunhealth Network MB / (Kredietbank
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.700% 10/08/96 .........................         3,000     3,000,000
                                                             -----------
                                                               6,000,000
                                                             -----------
GEORGIA--3.6%
Atlanta Urban Residential Finance
   Authority RB DN (Residential
   Construction -- Summerhill Project) /
   (First Union National Bank of North
   Carolina LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
Brunswick and Glynn Development
   Authority Sewage Facility RB DN for
   Georgia-Pacific Corp. Project
   (LOC-Commerce Bank)
   Series 1996 [Aa2](DAGGER)
   3.650% 09/07/96 .........................         3,000     3,000,000
Carrollton Payroll Development
   Authority Certificates RAN [Aa3]
   3.650% 09/07/96 .........................         6,000     6,000,000
Forsyth County IDA RB for American
   Boa, Inc. Project (LOC- Dresdner
   Bank A.G.) DN(DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
                                                             -----------
                                                              15,000,000
                                                             -----------


                                                    PAR
                                                   (000)      VALUE
                                                  -------  ------------
ILLINOIS--8.8%
Chicago O'Hare International Airport DN
   (American Airlines) Series C / (LOC-
   Royal Bank of Canada) [VMIG-1](DAGGER)
   3.750% 09/01/96 .......................       $ 1,200   $ 1,200,000
Health Facility Authority DN (Central
   Health Care and Northwest
   Community Hospital) / (Sumitomo
   Bank LOC) [VMIG-1](DAGGER)
   3.450% 09/07/96 .......................         1,545     1,545,000
Illinois Development Finance Authority
   CHS Acquisition Corp. Project DN /
   (ABM-AMRO Bank N.V. LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................         5,035     5,035,000
Illinois Development Finance Authority
   RB DN (Chicago Symphony
   Orchestra Project) / (Northern Trust
   LOC) [A-1, VMIG-1](DAGGER)
   3.500% 09/07/96 .......................         8,400     8,400,000
Illinois Health Facility Authority Carle
   Foundation Project DN / (Northern
   Trust LOC) [VMIG-1](DAGGER)
   3.550% 09/07/96 .......................         2,600     2,600,000
Illinois Housing Development Authority
   Multifamily Housing Bonds DN /
   (Landesbank Hessen-Thuringen LOC)
   [A-1+](DAGGER)
   3.500% 09/07/96 .......................         1,000     1,000,000
Illinois Housing Development Authority
   Series C-2  DN / (Society General LOC)
   [VMIG-1](DAGGER)
   3.450% 09/03/96 .......................         2,200     2,200,000
Illinois Student Loan Authority
   Community Student Loan RB DN /
   (Bank of America LOC) [VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         7,800     7,800,000
O'Hare International Airport Special
   Facility RB DN / (Society General
   LOC) [Aa2, VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         5,800     5,800,000
Southwestern Development Authority
   (Shell Oil Co. Wood River Project)
   Series 1995 MB [Aa2,
   VMIG-1](DOUBLE DAGGER)
   3.950% 09/01/96 .......................         1,375     1,375,000
                                                           -----------
                                                            36,955,000
                                                           -----------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                 -------    ----------
INDIANA--9.5%
Bremen IDA RB Series 1996 A
   Universal Bearings, Inc. Project
   Private Placement DN / (Society
   National Bank of Cleveland
   LOC)(DAGGER)
   3.800% 09/07/96 ........................      $ 5,000   $5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center I
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        2,900    2,900,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center II,
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        5,000    5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center III
   Project) / (LOC-Society National Bank of
   Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        4,500    4,500,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center IV
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        2,600    2,600,000
Indiana Health Facility Authority
   Daughters of Charity for St. Mary's
   Medical DN [AA, Aa](DAGGER)
   4.000% 11/01/96 ........................          840      840,497
La Porte County Economic Development
   RB DN (Pedcor Investments --
   Woodland Crossing) / (Federal Home
   Loan Bank LOC) [VMIG-1, Aaa](DAGGER)
   3.600% 09/07/96 ........................        2,000    2,000,000
Orleans Economic Development RB for
   Almana Limited Liability Co. Project
   Series 1995 (LOC-National Bank of
   Detroit) DN(DAGGER)
   3.650% 09/07/96 ........................        5,400    5,400,000
Portage, City of Economic Development
   RB DN (Breckenridge Apartments
   Project) / (Comerica Bank Detroit LOC)
   [A-1](DAGGER)
   3.650% 09/07/96 ........................        4,650    4,650,000


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
INDIANA--(CONTINUED)
South Bend Redevelopment Authority
   (College Football Hall of Fame
   Project) Series DN (Fuji Bank LOC)
   [VMIG-1](DAGGER)
   4.000% 09/07/96 ......................       $ 4,100   $ 4,100,000
Tippencanoe DN / (Bank of
   New York LOC) [Aa3, VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         3,000     3,000,000
                                                          -----------
                                                           39,990,497
                                                          -----------
IOWA--1.9%
Iowa Finance Authority
   IDA RB DN (Sauer-Sundstrand Co.
   Project) / (Bayerische LB Girozentrale
   LOC) [P-1](DAGGER)
   3.600% 09/07/96 ......................         4,000     4,000,000
Iowa Finance Authority Tax-Exempt
   Adjustable Mode IDA RB DN (Dixie
   Bedding Co. Project) Series 1995 /
   (Wachovia LOC) [Aa2](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
Osceola IDA RB (Babson Brothers Co.
   Projects) Series 1986 DN / (Bank of
   New York LOC) [VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         1,100     1,100,000
                                                          -----------
                                                            8,100,000
                                                          -----------
KANSAS--2.8%
Burlington PCR RB MB (Kansas City
   Power & Light  Company) /
   (Deutsche  Bank LOC)
   [A-1+, P-1](DOUBLE DAGGER)
   3.650% 10/10/96 ......................         2,000     2,000,000
Butler County Solid Waste Disposal
   Facilities RB DN [VMIG-1, A1](DAGGER)
   4.000% 09/07/96 ......................         2,000     2,000,000
Lawrence County Project IDA RB
   Series A RAM Co. Project /
   (Wachovia LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/05/96 ......................         2,125     2,125,000
Shawnee IDA RB Thrall Enterprises, Inc.
   Project DN (LOC-ABM-AMRO
   Bank N.V.)[A-1+](DAGGER)
   3.900% 09/07/96 ......................         5,700     5,700,000
                                                          -----------
                                                           11,825,000
                                                          -----------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                      PAR
                                                     (000)       VALUE
                                                    -------   -----------
KENTUCKY--5.5%
Clark County PCR RB MB
   (East Kentucky Power Cooperative,
   Inc.) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.400% 10/15/96 ..........................       $ 2,000   $ 2,000,000
Hopkinsville IDA RB Douglas Autotech
   Corp. Project Series 1995 DN /
   (Ind. Bank of Japan LOC) [A, A-1](DAGGER)
   4.150% 09/07/96 ..........................         7,700     7,700,000
Hopkinsville RB (American Precision
   Machinery) Series 1990 DN /
   (Mitsubishi Bank LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 ..........................         3,600     3,600,000
Maysville, City of Solid Waste Disposal
   Facilities RB MB [A-1, P-1](DOUBLE DAGGER)
   3.700% 09/12/96 ..........................        10,000    10,000,000
                                                              -----------
                                                               23,300,000
                                                              -----------
LOUISIANA--3.4%
Ascension Parish RB DN BASF
   Corp. [P-1, Aa3](DAGGER)
   3.550% 09/07/96 ..........................         2,800     2,800,000
East Baton Rouge Mortgage Finance
   Authority MB Single Family
   Mortgage Purchase Bonds /
   (FNMA LOC) [VMIG-1](DOUBLE DAGGER)
   3.400% 10/03/96 ..........................         2,910     2,910,000
East Baton Rouge Parish Pacific Corp.
   Project DN / (Ind. Bank of
   Japan LOC) [Aaa, VMIG-1](DAGGER)
   3.850% 09/07/96 ..........................         6,500     6,500,000
Saint Charles PCR Series 1991 Shell
   Oil Co. DN [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 ..........................         1,900     1,900,000
                                                              -----------
                                                               14,110,000
                                                              -----------
MARYLAND--3.2%
Howard County Bluffs at Clary's
   Forest Apartment Facility
   Series 1995 DN /
   (FNB Maryland LOC) [A-1](DAGGER)
   3.900% 09/07/96 ..........................         5,800     5,800,000


                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
MARYLAND--(CONTINUED)
Maryland State Community
   Development Adminstration
   Department Single Family Housing
   Bonds Project -- 2nd Series MB
   [VMIG-1](DOUBLE DAGGER)
   3.550% 10/01/96 ........................       $ 7,835   $ 7,835,000
                                                            -----------
                                                             13,635,000
                                                            -----------
MICHIGAN--0.6%
Michigan State Hospital Finance
   Authority Daughters of Charity MB
   [AA, Aa](DOUBLE DAGGER)
   4.000% 11/01/96 ........................           875       875,518
Michigan State Strategic Fund Limited
   Obligation RB DN / (Comerica Bank
   Detroit LOC) [A-1, P-1](DAGGER)
   3.650% 09/07/96 ........................           800       800,000
Northville IDA (Thrifty Northville Project)
   Series 1984 DN / (LOC-FNB Chicago)
   [P-1](DAGGER)
   3.525% 09/07/96 ........................         1,000     1,000,000
                                                            -----------
                                                              2,675,518
                                                            -----------
MISSOURI--3.3%
City of Berkeley IDA RB Exempt Facility
   DN (St. Louis Air Cargo Services, Inc.
   Project) / (LOC-Sumitomo Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         5,200     5,200,000
City of Kansas IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN / (Bank of New York
   LOC) [A-1](DAGGER)
   3.650% 09/07/96 ........................         1,100     1,100,000
Kansas City IDA Demand Exempt Facility
   RB (K.C. Air Cargo Services, Inc.
   Project) DN / (LOC-Mellon Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         7,600     7,600,000
                                                            -----------
                                                             13,900,000
                                                            -----------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
NEBRASKA--0.9%
Lancaster Sun-Husker Foods, Inc.
   Project DN / (Bank of Tokyo LOC)
   [A-1+](DAGGER)
   4.150% 09/07/96 .........................      $ 3,800   $ 3,800,000
                                                            -----------
NEVADA--0.9%
Clark County Airport System Subordinate
   Lien RB DN Series 1995 A-2 / (Toronto
   Dominion LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 .........................        1,680     1,680,000
Clark County IDA RB DN / (Swiss Bank
   LOC) [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 .........................        2,300     2,300,000
                                                            -----------
                                                              3,980,000
                                                            -----------
NEW HAMPSHIRE--4.8%
Health and Higher Education Facility
   Authority Veteran Hospital Assoc.
   DN Series 1985 E / (AMBAC
   Insurance) [A-1+](DAGGER)
   3.400% 09/07/96 .........................          200       200,000
New Hampshire Higher Education &
   Health Facility DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................          600       600,000
New Hampshire State Housing Finance
   Authority Multifamily RB Countryside
   Project DN / (General Electric Capital
   Corp. LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       14,700    14,700,000
New Hampshire State Housing Finance
   Authority Single Family Housing
   Bond MB / (FGIC Insurance)
   [VMIG-1](DOUBLE DAGGER)
   3.650% 01/15/97 .........................        4,500     4,500,000
                                                            -----------
                                                             20,000,000
                                                            -----------
NORTH CAROLINA--0.1%
Mecklenburg County Industrial Facility
   and Pollution Control Financing
   Authority (Edgcomb Metals Co.
   Project) Series 1984 DN / (Banque
   Nationale de Paris LOC)(DAGGER)
   3.500% 09/07/96 .........................          300       300,000
                                                            -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
NORTH DAKOTA--0.8%
North Dakota Housing Finance Agency
   Housing Finance Program Bonds
   Home Mortgage Finance Program
   DN / (FGIC Insurance) [VMIG-1](DAGGER)
   3.850% 04/03/97 ........................       $ 3,500   $ 3,500,000
                                                            -----------
OKLAHOMA--0.5%
Oklahoma Development Finance
   Authority Shawnee Funding Limited
   DN / (Bank of Nova Scotia LOC)(DAGGER)
   3.650% 09/07/96 ........................         2,000     2,000,000
                                                            -----------
PUERTO RICO--0.1%
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) DN /
   (LOC-Bank of Tokyo) [A-1](DAGGER)
   3.550% 09/07/96 ........................           600       600,000
                                                            -----------
RHODE ISLAND--0.5%
Rhode Island Housing & Mortgage
   Finance Corp. Convertible Home
   Ownership Opportunity Bonds
   Series 19 D MB / (Society General
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.550% 01/30/97 ........................         2,000     2,000,000
                                                            -----------
SOUTH CAROLINA--3.7%
Anderson County IDA RB for Culp, Inc.
   Project DN / (Wachovia LOC)(DAGGER)
   3.600% 09/07/96 ........................         6,580     6,580,000
Marlboro County Solid Waste Disposal
   Facilities RB DN (Willamette Industries,
   Inc. Project) Series 1995 (LOC-
   Deutsche Bank A.G.) [A-1](DAGGER)
   4.050% 09/07/96 ........................         9,000     9,000,000
                                                            -----------
                                                             15,580,000
                                                            -----------
TENNESSEE--2.5%
Memphis General Improvement DN /
   (LOC-West Deutsche Landesbank)
   [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 ........................         1,000     1,000,000

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
TENNESSEE--(CONTINUED)
Metropolitan Nashville Airport Authority,
   Airport Improvement Series 1993 RB
   DN / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/04/96 ......................       $ 1,100   $ 1,100,000
Montgomery County Public Building
   Authority County Loan Pool G.O. DN /
   (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 ......................         2,400     2,400,000
Oak Ridge Municipal Solid Waste
   Disposal Facility Bonds
   Series 1996 M4 Environmental
   Project DN / (Sunbank LOC)(DAGGER)
   3.650% 09/07/96 ......................         6,000     6,000,000
                                                          -----------
                                                           10,500,000
                                                          -----------
TEXAS--6.9%
Angelina and Neches River Authority
   Solid Waste Disposal RB MB
   [A-1, P-1](DOUBLE DAGGER)
   3.800% 10/11/96 ......................         5,300     5,300,000
Brazos River Harbor Navigation
   (Dow Chemical Co. Project)
   Series 1988 DN [P-1](DAGGER)
   3.700% 10/11/96 ......................         2,000     2,000,000
Harris County Health Facilities
   Development Corp. Hospital
   RB DN [A-1+](DAGGER)
   3.750% 09/01/96 ......................         7,200     7,200,000
San Antonio Housing Finance Corp.
   (Wellington Place Apartments)
   (LOC-Banc One) Series 1995
   A DN [A-1+, AA](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
State of Texas TAN [SP-1+, MIG]
   4.750% 08/29/97 ......................         7,000     7,053,017
Texas State Veterans Housing
   Authority MB(DOUBLE DAGGER)
   3.900% 11/06/96 ......................         4,000     4,000,000
Travis County Housing Finance
   Authority MB(DOUBLE DAGGER)
   4.000% 11/01/96 ......................           430       430,255
                                                          -----------
                                                           28,983,272
                                                          -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
UTAH--2.0%
Intermountain Power Agency Power
   Supply Refunding Series 1985 E (Spa-
   Bank of America) RB MB / (Morgan
   Guaranty LOC) [A-1, VMIG-1](DOUBLE DAGGER)
   3.930% 06/16/97 ..........................      $ 2,000   $2,000,000
Salt Lake Airport RB DN (LOC-Credit
   Suisse) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................        2,300    2,300,000
Utah State Board of Regents Student
   Loan Revenue Series C RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................        3,400    3,400,000
Utah State Board of Regents Student
   Loan Revenue Series L RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................          900      900,000
                                                             ----------
                                                              8,600,000
                                                             ----------
VERMONT--0.2%
Vermont Educational & Health Buildings
   Agency Hospital RB (AMBAC Insurance)
   DN [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................          855      855,000
                                                             ----------
VIRGINIA--5.7%
Alexandria IDA Adjustable Tender
   Resource Recovery (Alexandria/
   Arlington Waste-to-Energy Facility)
   Series 1986 A DN / (Swiss Bank LOC)
   [VMIG-1, A-1+](DAGGER)
   3.900% 09/01/96 ..........................          200      200,000
Alexandria Redevelopment & Housing
   Authority Multi-Family Housing
   Series A DN [A-1](DAGGER)
   3.550% 09/07/96 ..........................        3,100    3,100,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 B DN / (AMBAC
   Insurance ) [A-1+, VMIG-1](DAGGER)
   3.300% 09/07/96 ..........................        1,700    1,700,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN / (AMBAC
   Insurance) [VMIG-1, A-1+](DAGGER)
   3.450% 09/07/96 ..........................        2,500    2,500,000

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)      VALUE
                                                  -------  -----------
VIRGINIA--(CONTINUED)
Culpeper Town IDA Residential Care
   Facility RB DN / (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................      $  500   $ 500,000
Fairfax County IDA DN Series 1988 C /
   (LOC-Credit Suisse) [A-1+](DAGGER)
   3.650% 09/07/96 .........................         200     200,000
King George County IDA (Birchwood
   Power Partners, L.P. Project)
   Series 1995 DN / (Credit Suisse LOC)
   [A-1+](DAGGER)
   4.000% 09/07/96 .........................       1,300   1,300,000
Louisa County IDA Pooled Financing
   Series 1995 DN (LOC-Nations Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .........................       2,500   2,500,000
Lynchburg Hospital RB Federal Housing
   Authority Mid-Atlantic
   Series 1985 E DN / (AMBAC Insurance)
   [A-1](DAGGER)
   3.350% 09/07/96 .........................         800     800,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 C DN /
   (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................         500     500,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   (AMBAC Insurance) [VMIG-1](DAGGER)
   3.350% 09/07/96 .........................       7,900   7,900,000
Peninsula Port Authority Port Facility
   (Shell Coal and Terminal Co.)
   Series 1987 DN (AMBAC Insurance)
   [Aaa, A-1+](DAGGER)
   3.800% 09/01/96 .........................       1,000   1,000,000
Peninsula Port Authority Dominion
   Terminal Series 1987 D MB / (Barclays
   Bank LOC) [A1+, P-1](DOUBLE DAGGER)
   3.850% 09/01/96 .........................         800     800,000


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
VIRGINIA--(CONTINUED)
Peninsula Port IDA RB (Allied Signal, Inc.
Project) Series 1993 (Allied Signal
Corp. Obligation) DN [A-1](DAGGER)
3.650% 09/07/96 ............................       $ 1,000   $ 1,000,000
                                                             -----------
                                                              24,000,000
                                                             -----------
WASHINGTON--1.2%
Port of Seattle IDA DN (Alaska Airlines
   Project) / (Bank of NY LOC) [A-1](DAGGER)
   3.600% 09/07/96 .........................         4,580     4,580,000
Washington State Adjustable Rate G.O.
   Bonds DN / (Landesbank Hessen LOC)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/07/96 .........................           400       400,000
                                                             -----------
                                                               4,980,000
                                                             -----------
WEST VIRGINIA--2.5%
Grant County Municipal Solid Waste
   MB [VMIG-1](DOUBLE DAGGER)
   3.850% 09/10/96 .........................         5,000     5,000,000
Marshall County IDA US/Canada Project
   DN / (Harris Trust & Savings Bank
   LOC) [A-1+, AA-](DAGGER)
   3.650% 09/07/96 .........................         3,500     3,500,000
West Virginia Hospital Finance Authority
   Hospital RB DN (VHA Mid-Atlantic
   States, Inc. Capital Asset)
   (AMBAC Insurance) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           600     1,200,000
West Virginia Hospital Finance Authority
   Hospital RB DN (Mid-Atlantic
   Capital Finance Project) Series 1985
   C DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           700       700,000
                                                             -----------
                                                              10,400,000
                                                             -----------
WISCONSIN--1.1%
Carlton DN Wisconsin Power &
   Light Project [P-1](DAGGER)
   3.600% 09/07/96 .........................         4,800     4,800,000
                                                             -----------

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996


                                                    VALUE
                                                ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $420,156,916*)                         $420,156,916

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2%                              731,430
                                                ------------
NET ASSETS (Applicable to
   202,009,609 Bedford shares
   129,398,582 Bradford shares
   115,765 Cash Preservation shares
   89,426,172 Janney Montgomery
   Scott shares, 5,143 RBB shares
   and 800 other shares)--100.0%                $420,888,346
                                                ============
NET ASSET VALUE, offering and
   redemption price per share
   ($420,888,346 (DIVIDE) 420,956,071)                 $1.00
                                                       =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1996 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER)  Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1996. These ratings have not been audited by the Independent Accountants, and, therefore, are not covered by the report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN.................................Bond Anticipation Note
DN.............................................Demand Note
GO.....................................General Obligations
LOC.......................................Letter of Credit
IDA.......................Industrial Development Authority
MB..........................................Municipal Bond
PCR..............................Pollution Control Revenue
RAN..............................Revenue Anticipation Note
RAW..........................Revenue Anticipation Warrants
RB............................................Revenue Bond
TAN..................................Tax Anticipation Note
TECP...........................Tax Exempt Commercial Paper
TRAN.....................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

                                                                   MUNICIPAL
                                                MONEY MARKET      MONEY MARKET
                                                  PORTFOLIO         PORTFOLIO
                                                ------------      ------------
Investment Income
   Interest .................................   $118,092,977       $15,900,230
                                                ------------       -----------

Expenses
   Investment advisory fees .................      7,702,090         1,409,660
   Administration fees ......................             --          4,282,090
   Distribution fees ........................      9,304,376         2,427,986
   Service organization fees ................        471,499                --
   Directors' fees ..........................         38,473             7,715
   Custodian fees ...........................        345,973            88,191
   Transfer agent fees ......................      3,044,149           291,739
   Legal fees ...............................         77,139            17,721
   Audit fees ...............................         61,049            12,514
   Registration fees ........................        434,000           192,999
   Insurance expense ........................         43,932             9,056
   Printing fees ............................        426,220            72,100
   Miscellaneous ............................          1,884               387
                                                ------------       -----------
                                                  21,950,784         4,958,277

   Less fees waived .........................     (3,543,632)       (1,236,642)
   Less expense reimbursement by advisor ....       (342,158)          (17,576)
                                                ------------       -----------
        Total expenses ......................     18,064,994         3,704,059
                                                ------------       -----------
   Net investment income ....................    100,027,983        12,196,171
                                                ------------       -----------
   Realized loss on investments .............        (12,987)             (674)
                                                ------------       -----------
   Net increase in net assets resulting
     from operations ........................   $100,014,996       $12,195,497
                                                ============       ===========

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                MUNICIPAL MONEY
                                                       MONEY MARKET PORTFOLIO                  MARKET PORTFOLIO
                                                -----------------------------------   ----------------------------------
                                                     FOR THE            FOR THE           FOR THE            FOR THE
                                                   YEAR ENDED         YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                 AUGUST 31, 1996    AUGUST 31, 1995   AUGUST 31, 1996    AUGUST 31, 1995
                                                ----------------    ---------------   ---------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income                          $  100,027,983     $   64,913,329     $ 12,196,171        $  9,691,756
  Net gain (loss) on investments                        (12,987)           (18,463)            (674)              7,009
                                                 --------------     --------------     ------------        ------------
  Net increase in net assets resulting
    from operations                                 100,014,996         64,894,866       12,195,497           9,698,765
                                                 --------------     --------------     ------------        ------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares                                  (49,874,649)       (38,765,552)      (5,960,711)         (5,717,451)
    Bradford Shares                                          --                 --       (3,611,114)         (3,266,535)
    Cash Preservation shares                            (10,092)           (11,336)          (3,746)             (5,648)
    Janney Montgomery Scott shares                  (24,434,566)        (4,784,092)      (2,620,457)           (701,975)
    RBB shares                                           (2,630)            (2,530)            (143)               (147)
    Sansom Street shares                            (25,706,046)       (21,349,819)              --                  --
                                                 --------------     --------------     ------------        ------------
      Total distributions to shareholders          (100,027,983)       (64,913,329)     (12,196,171)         (9,691,756)
                                                 --------------     --------------     ------------        ------------
Net capital share transactions                      374,464,737        736,630,198       (1,864,843)        140,043,103
                                                 --------------     --------------     ------------        ------------
Total increase in net assets                        374,451,750        736,611,735       (1,865,517)        140,050,112

Net Assets:
  Beginning of year                               1,821,371,688      1,084,759,953      422,753,863         282,703,751
                                                 --------------     --------------     ------------        ------------
  End of year                                    $2,195,823,438     $1,821,371,688     $420,888,346        $422,753,863
                                                 ==============     ==============     ============        ============

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     MONEY MARKET PORTFOLIO
                                     ---------------------------------------------------------------------------------------
                                         FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                     AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                     ---------------   ---------------   ---------------   ---------------   ---------------

Net asset value,
  beginning of year................      $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                         --------          --------          --------          --------          --------
Income from investment
  operations:
  Net investment income............        0.0471            0.0487            0.0278            0.0243            0.0375
  Net gains on securities
   (both realized
   and unrealized).................            --                --                --                --            0.0007
                                         --------          --------          --------          --------          --------
     Total from investment
      operations...................        0.0471            0.0487            0.0278            0.0243            0.0382
                                         --------          --------          --------          --------          --------

Less distributions
  Dividends (from net
   investment income)..............       (0.0471)          (0.0487)          (0.0278)          (0.0243)          (0.0375)
  Distributions (from
   capital gains)..................            --                --                --                --           (0.0007)
                                         --------          --------          --------          --------          --------
     Total distributions ..........       (0.0471)          (0.0487)          (0.0278)          (0.0243)          (0.0382)
                                         --------          --------          --------          --------          --------
Net asset value, end of year ......      $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                         ========          ========          ========          ========          ========
Total Return.......................         4.81%             4.98%             2.81%             2.46%             3.89%
Ratios /Supplemental Data
  Net assets, end of year (000) ...      $    202          $    236          $    231          $  1,229          $  1,233
  Ratios of expenses to
   average net assets..............        .95%(a)           .95%(a)           .95%(a)           .95%(a)           .95%(a)
  Ratios of net investment income
   to average net assets ..........         4.71%              4.87%            2.78%             2.43%             3.75%


                                                                 MUNICIPAL MONEY MARKET PORTFOLIO
                                      ---------------------------------------------------------------------------------------
                                          FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                         YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                      AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                      ---------------   ---------------   ---------------   ---------------   ---------------

Net asset value,
  beginning of year................       $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                          --------          --------          --------          --------          --------
Income from investment
  operations:
  Net investment income............         0.0274            0.0281            0.0174            0.0174            0.0266
  Net gains on securities
   (both realized
   and unrealized).................             --                --                --                --                --
                                          --------          --------          --------          --------          --------
     Total from investment
      operations...................         0.0274            0.0281            0.0174            0.0174            0.0266
                                          --------          --------          --------          --------          --------

Less distributions
  Dividends (from net
   investment income)..............        (0.0274)          (0.0281)          (0.0174)          (0.0174)          (0.0266)
  Distributions (from
   capital gains)..................             --                --                --                --                --
                                          --------          --------          --------          --------          --------
     Total distributions ..........        (0.0274)          (0.0281)          (0.0174)          (0.0174)          (0.0266)
                                          --------          --------          --------          --------          --------
Net asset value, end of year ......       $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                          ========          ========          ========          ========          ========
Total Return.......................          2.78%             2.84%             1.75%             1.75%             2.69%
Ratios /Supplemental Data
  Net assets, end of year (000) ...          $ 116          $    161          $    201          $    157          $    214
  Ratios of expenses to
   average net assets..............         .98%(a)           .98%(a)           .98%(a)           .98%(a)           .98%(a)
  Ratios of net investment income
   to average net assets ..........          2.74%             2.81%             1.74%             1.74%             2.66%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 12.08%, 9.34%, 2.52%, 2.25% and 2.30% for the years ended August 31, 1996, 1995,
     1994, 1993 and 1992, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 19.20%, 10.80%, 11.52%, 8.95% and 5.91% for the years ended August 31,
     1996, 1995, 1994, 1993 and 1992, respectively.

(b) Financial Highlights relate solely to the Cash Preservation Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, and the Bradford Family. The Cash Preservation Family represents interests in two portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the two portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market and Municipal Money Market Portfolios.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on each of the two portfolios' average daily net assets:

             PORTFOLIO                           ANNUAL RATE
   ----------------------        ---------------------------------------------
   Money Market Portfolio        .45% of first $250 million of net assets;
                                 .40% of next $250 million of net assets;
                                 .35% of net assets in excess of 500 million.

   Municipal Money Market        .35% of first $250 million of net assets;
      Portfolio                  .30% of next $250 million of net assets;
                                 .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for each of the two investment portfolios were as follows:

                                                        GROSS                                             NET
                                                      ADVISORY                                         ADVISORY
                                                         FEE                     WAIVER                   FEE
                                                     ----------              --------------           ----------
        Money Market Portfolio                       $7,702,090               $(3,527,715)            $4,174,375
        Municipal Money Market Portfolio              1,409,660                (1,218,973)               190,687

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the two investment portfolios were as follows:

                                                         GROSS                                             NET
                                                    TRANSFER AGENCY                                  TRANSFER AGENCY
                                                          FEE                     WAIVER                   FEE
                                                    ---------------           --------------         ---------------
         Money Market Portfolio
              Bedford Class                           $1,658,468                  $     --             $1,658,468
              Cash Preservation Class                      8,613                    (7,971)                   642
              Janney Montgomery Scott Class            1,045,385                        --              1,045,385
              RBB Class                                    8,149                    (7,946)                   203
              Sansom Street Class                        323,534                        --                323,534
                                                      ----------                  --------             ----------
         Total Money Market Portfolio                 $3,044,149                  $(15,917)            $3,028,232
                                                      ==========                  ========             ==========

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)


                                                         GROSS                                             NET
                                                    TRANSFER AGENCY                                  TRANSFER AGENCY
                                                          FEE                     WAIVER                   FEE
                                                    ---------------           --------------         ---------------
         Municipal Money Market Portfolio
              Bedford Class                           $  104,373                  $     --             $  104,373
              Bradford Class                              59,772                        --                 59,772
              Cash Preservation Class                      8,783                    (8,303)                   480
              Janney Montgomery Scott Class              109,422                        --                109,422
              RBB Class                                    9,389                    (9,366)                    23
                                                      ----------                  --------             ----------
         Total Municipal Money Market Portfolio       $  291,739                  $(17,669)            $  274,070
                                                      ==========                  ========             ==========

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of each Portfolio's average daily net assets. For the year ended August 31, 1996, the administration fee for the Municipal Money Market Portfolio was as follows:

                                                     ADMINISTRATION
                                                           FEE
                                                     --------------
         Municipal Money Market Portfolio               $428,209

     The Fund, on behalf of each class of shares within the two investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott, and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1996, distribution fees for each class within the two investment portfolios were as follows:

                                                        DISTRIBUTION
                                                             FEE
                                                        ------------
        Money Market Portfolio
            Bedford Class                                $ 5,826,142
            Cash Preservation Class                              858
            Janney Montgomery Scott Class                  3,161,043
            RBB Class                                            226
            Sansom Street Class                              316,107
                                                         -----------
               Total Money Market Portfolio              $ 9,304,376
                                                         ===========
        Municipal Money Market Portfolio
            Bedford Class                                $ 1,139,416
            Bradford Class                                   723,264
            Cash Preservation Class                              531
            Janney Montgomery Scott Class                    564,754
            RBB Class                                             21
                                                         -----------
               Total Municipal Money Market Portfolio    $ 2,427,986
                                                         ===========

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)


     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996, service organization fees were $471,499 for the Money Market Portfolio.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                                MONEY MARKET PORTFOLIO                       MUNICIPAL MONEY MARKET PORTFOLIO
                                       -----------------------------------------         ----------------------------------------
                                           FOR THE                  FOR THE                 FOR THE                  FOR THE
                                          YEAR ENDED               YEAR ENDED              YEAR ENDED               YEAR ENDED
                                       AUGUST 31, 1996           AUGUST 31, 1995         AUGUST 31, 1996          AUGUST 31, 1995
                                       ---------------           ---------------         ---------------          ---------------

                                             VALUE                    VALUE                   VALUE                    VALUE
                                        --------------           ---------------         ---------------          ----------------
Shares sold:
   Bedford Class                        $3,797,592,288           $ 2,966,911,277         $ 1,022,457,772          $ 1,104,088,188
   Bradford Class                                   --                        --             479,401,891              474,166,249
   Cash Preservation Class                     122,344                    84,527                 171,907                  175,548
   Janney Montgomery Scott Class         2,359,936,867               855,058,809             408,374,271              208,067,881
   RBB Class                                   584,206                    31,504                  69,480                    5,004
   Sansom Street Class                   2,191,596,362             1,864,628,110                      --                       --
Shares issued in reinvestment
  of dividends:
   Bedford Class                            49,290,088                37,681,204               5,847,767                5,576,408
   Bradford Class                                   --                        --               3,506,714                3,126,860
   Cash Preservation Class                      10,084                    11,226                   3,515                    5,478
   Janney Montgomery Scott Class            24,077,173                 4,534,944               2,602,869                  662,565
   RBB Class                                     2,625                     2,500                     143                      146
   Sansom Street Class                      18,389,361                16,689,941                      --                       --
Shares repurchased:
   Bedford Class                        (3,673,362,904)           (2,779,499,052)         (1,024,790,222)          (1,093,651,142)
   Bradford Class                                   --                        --            (464,445,579)            (466,448,018)
   Cash Preservation Class                    (165,733)                  (91,268)               (220,929)                (220,601)
   Janney Montgomery Scott Class        (2,265,789,890)             (415,944,656)           (434,775,023)             (95,506,391)
   RBB Class                                  (580,821)                  (23,917)                (69,419)                  (5,072)
   Sansom Street Class                  (2,127,237,313)           (1,813,444,951)                     --                       --
                                        --------------           ---------------         ---------------          ----------------
Net increase (decrease)                 $  374,464,737           $   736,630,198         $    (1,864,843)         $   140,043,103
                                        ==============           ===============         ===============          ================
Cash Preservation Shares authorized        500,000,000               500,000,000             500,000,000              500,000,000
                                        ==============           ===============         ===============          ================

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                                                                    MUNICIPAL
                                                 MONEY MARKET     MONEY MARKET
                                                   PORTFOLIO        PORTFOLIO
                                               --------------     ------------
   Capital paid-in:
      Bedford Class                            $1,109,351,734     $202,009,609
      Bradford Class                                      --       129,398,582
      Cash Preservation Class                        202,360           115,765
      Janney Montgomery Scott Class              561,873,247        89,426,172
      RBB Class                                       61,412             5,143
      Sansom Street Class                        524,367,399                --
      Other Classes                                      800               800

   Accumulated net realized gain (loss)
     on investments
      Bedford Class                                  (17,400)          (69,803)
      Bradford Class                                      --               339
      Cash Preservation Class                             (3)                5
      Janney Montgomery Scott Class                   (7,821)            1,734
      RBB Class                                           (1)               --
      Sansom Street Class                             (8,289)               --
                                               --------------     ------------
                                               $2,195,823,438     $420,888,346
                                               ==============     ============


NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, capital loss carryovers were available to offset future realized gains as follows: $33,513 in the Money Market Portfolio of which $2,062 expires in 2002, $18,464 expires in 2003, $12,987 expires in 2004; and $67,725 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, and $674 expires in 2004.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Money Market Portfolio: Bedford, Janney Montgomery Scott, RBB and Sansom Street. The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bedford, Bradford, Janney Montgomery Scott and RBB. Each class is marketed to different types of investors. Financial Highlights of the RBB class is not presented in this report due to its immateriality. Such information is available in the annual report of the RBB family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY

                                                                       MONEY MARKET PORTFOLIO
                                        --------------------------------------------------------------------------------------
                                           FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Net asset value,
  beginning of year..................    $     1.00         $   1.00           $   1.00          $   1.00          $   1.00
                                         ----------         --------           --------          --------          --------
Income from investment operations:
  Net investment income..............        0.0469           0.0486             0.0278            0.0243            0.0375
  Net gains on securities (both
   realized and unrealized) .........            --               --                 --                --            0.0007
                                         ----------         --------           --------          --------          --------
     Total from investment
      operations.....................        0.0469           0.0486             0.0278            0.0243            0.0382
                                         ----------         --------           --------          --------          --------
Less distributions
  Dividends (from net investment
   income)...........................       (0.0469)         (0.0486)           (0.0278)          (0.0243)          (0.0375)
  Distributions (from capital gains)             --               --                 --                --           (0.0007)
                                         ----------         --------           --------          --------          --------
     Total distributions ............       (0.0469)         (0.0486)           (0.0278)          (0.0243)          (0.0382)
                                         ----------         --------           --------          --------          --------
Net asset value, end of year ........    $     1.00         $   1.00           $   1.00          $   1.00          $   1.00
                                         ==========         ========           ========          ========          ========
Total Return.........................         4.79%            4.97%              2.81%             2.46%             3.89%
Ratios /Supplemental Data
  Net assets, end of year (000) .....    $1,109,334         $935,821           $710,737          $782,153          $736,842
  Ratios of expenses to average
   net assets........................        .97%(a)          .96%(a)            .95%(a)           .95%(a)           .95%(a)
  Ratios of net investment income
   to average net assets ............         4.69%            4.86%              2.78%             2.43%             3.75%


                                                                   MUNICIPAL MONEY MARKET PORTFOLIO
                                        ---------------------------------------------------------------------------------------
                                            FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                        AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                        ---------------   ---------------   ---------------   ---------------   ---------------

Net asset value,
  beginning of year..................       $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                            --------          --------          --------          --------          --------
Income from investment operations:
  Net investment income..............         0.0288            0.0297            0.0195            0.0195            0.0287
  Net gains on securities (both
   realized and unrealized) .........             --                --                --                --                --
                                            --------          --------          --------          --------          --------
     Total from investment
      operations.....................         0.0288            0.0297            0.0195            0.0195            0.0287
                                            --------          --------          --------          --------          --------
Less distributions
  Dividends (from net investment
   income)...........................        (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
  Distributions (from capital gains)              --                --                --                --                --
                                            --------          --------          --------          --------          --------
     Total distributions ............        (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
                                            --------          --------          --------          --------          --------
Net asset value, end of year ........       $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                            ========          ========          ========          ========          ========
Total Return.........................          2.92%             3.01%             1.97%             1.96%             2.90%
Ratios /Supplemental Data
  Net assets, end of year (000) .....       $201,940          $198,425          $182,480          $215,577          $176,950
  Ratios of expenses to average
   net assets........................         .84%(a)           .82%(a)           .77%(a)           .77%(a)           .77%(a)
  Ratios of net investment income
   to average net assets ............          2.88%             2.97%             1.95%             1.95%             2.87%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19% and 1.20% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.12%, 1.16% and 1.15% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES

                                                                                                                     FOR THE PERIOD
                                                 FOR THE           FOR THE          FOR THE           FOR THE       JANUARY 10, 1992
                                                  YEAR              YEAR             YEAR              YEAR         (COMMENCEMENT OF
                                                  ENDED             ENDED            ENDED             ENDED         OPERATIONS) TO
                                             AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                             ---------------   ---------------   ---------------   ---------------  ----------------

Net asset value, beginning of period .......     $  1.00           $   1.00          $   1.00         $   1.00         $    1.00
                                                 -------           --------          --------         --------         ---------
Income from investment operations:
   Net investment income ...................      0.0288             0.0297            0.0195           0.0195            0.0154
                                                 -------           --------          --------         --------         ---------
Total from investment operations ...........      0.0288             0.0297            0.0195           0.0195            0.0154
                                                 -------           --------          --------         --------         ---------
Less distributions
   Dividends (from net investment income) ..     (0.0288)           (0.0297)          (0.0195)         (0.0195)          (0.0154)
                                                 -------           --------          --------         --------         ---------
Total distributions ........................     (0.0288)           (0.0297)          (0.0195)         (0.0195)          (0.0154)
                                                 -------           --------          --------         --------         ---------
Net asset value, end of period .............     $  1.00           $   1.00          $   1.00         $   1.00         $    1.00
                                                 =======           ========          ========         ========         =========
Total Return ...............................        2.92%             3.01%             1.97%            1.96%           2.42%(b)
Ratios /Supplemental Data
   Net assets, end of period ...............     $129,399          $110,936          $100,089         $ 76,975         $  69,586
   Ratios of expenses to average net assets        .84%(a)           .82%(a)           .77%(a)          .77%(a)        .77%(a)(b)
   Ratios of net investment income to
     average net assets ....................        2.88%             2.97%             1.95%            1.95%           2.40%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.

(b)  Annualized.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                                                        MUNICIPAL MONEY
                                                               MONEY MARKET PORTFOLIO                   MARKET PORTFOLIO
                                                          ---------------------------------     ---------------------------------
                                                                            FOR THE PERIOD                        FOR THE PERIOD
                                                              FOR THE        JUNE 12, 1995           FOR THE       JUNE 12, 1995
                                                               YEAR        (COMMENCEMENT OF           YEAR       (COMMENCEMENT OF
                                                               ENDED        OPERATIONS) TO           ENDED        OPERATIONS) TO
                                                          AUGUST 31, 1996   AUGUST 31, 1995     AUGUST 31, 1996   AUGUST 31, 1995
                                                          ---------------  ----------------     ---------------  ----------------
Net asset value, beginning of period ..................       $   1.00        $      1.00           $   1.00        $      1.00
                                                              --------        -----------           --------        -----------
Income from investment operations:
   Net investment income ..............................         0.0465             0.0112             0.0278             0.0063
                                                              --------        -----------           --------        -----------
      Total from investment operations ................         0.0465             0.0112             0.0278             0.0063
                                                              --------        -----------           --------        -----------
Less distributions
   Dividends (from net investment income) .............        (0.0465)           (0.0112)           (0.0278)           (0.0063)
                                                              --------        -----------           --------        -----------
      Total distributions .............................        (0.0465)           (0.0112)           (0.0278)           (0.0063)
                                                              --------        -----------           --------        -----------
Net asset value, end of period ........................       $   1.00        $      1.00           $   1.00        $      1.00
                                                              ========        ===========           ========        ===========
Total Return ..........................................          4.76%            5.30%(b)             2.81%            2.87%(b)
Ratios /Supplemental Data
   Net assets, end of period (000) ....................       $561,865        $   443,645           $ 89,428        $   113,226
   Ratios of expenses to average net assets ...........        1.00%(a)        1.00%(a)(b)           0.94%(a)        1.00%(a)(b)
   Ratios of net investment income to
     average net assets ...............................          4.65%            5.04%(b)             2.78%            2.83%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the year ended August 31, 1996 and 1.23% annualized. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.23% for the year ended August 31, 1996 and 1.30% annualized for the period ended August 31, 1995.

(b)  Annualized.

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                             MONEY MARKET PORTFOLIO
                                             --------------------------------------------------------------------------------------
                                                 FOR THE           FOR THE           FOR THE           FOR THE          FOR THE
                                                YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                             AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993  AUGUST 31, 1992
                                             ---------------   ---------------   ---------------   ---------------  ---------------
Net asset value, beginning of year.........      $   1.00          $   1.00          $   1.00          $   1.00         $   1.00
                                                 --------          --------          --------          --------         --------
Income from investment operations:
  Net investment income....................        0.0518            0.0543            0.0334            0.0304           0.0435
  Net gains on securities (both realized
    and unrealized)                                    --                --                --                --           0.0007
                                                 --------          --------          --------          --------         --------
     Total from investment operations......        0.0518            0.0543            0.0334            0.0304           0.0442
                                                 --------          --------          --------          --------         --------
Less distributions
  Dividends (from net investment income)...       (0.0518)          (0.0543)          (0.0334)          (0.0304)         (0.0435)
  Distributions (from capital gains).......            --                --                --                --          (0.0007)
                                                 --------          --------          --------          --------         --------
     Total distributions...................       (0.0518)          (0.0543)          (0.0334)          (0.0304)         (0.0442)
                                                 --------          --------          --------          --------         --------
Net asset value, end of year...............      $   1.00          $   1.00          $   1.00          $   1.00         $   1.00
                                                 ========          ========          ========          ========         ========
Total Return...............................         5.30%             5.57%             3.39%             3.08%            4.51%
Ratios /Supplemental Data
  Net assets, end of year..................      $524,359          $441,614          $373,745          $190,794         $228,079
  Ratios of expenses to average net assets         .48%(a)           .39%(a)           .39%(a)           .34%(a)          .35%(a)
  Ratios of net investment income to
    average net assets.....................         5.18%             5.43%             3.34%             3.04%            4.35%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60% and .61% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



---------------------------------------------------
                 TABLE OF CONTENTS


                                               PAGE
Introduction ................................    2
Financial Highlights ........................    4
Investment Objectives and Policies ..........    8
Purchase and Redemption of Shares ...........   17
Distribution of Shares ......................   21
Shareholder Servicing .......................   22
Management ..................................   22
Dividends and Distributions .................   24
Taxes .......................................   25
Description of Shares .......................   26
Other Information ...........................   27



INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Ballard Spahr Andrews & Ingersoll
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

                            THE SANSOM STREET FAMILY
                                       of
                               The RBB Fund, Inc.

     The Sansom Street Family consists of three classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares of such classes (collectively, the "Sansom Street Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a tax-free money market portfolio and a U.S. Government obligations money market portfolio (collectively, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:
         Money Market Portfolio--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

         Municipal Money Market Portfolio--to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

         Government Obligations Money Market Portfolio--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in Shares of the Fund involve investment risks, including the possible loss of principal. There can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.



     Counsellors Securities Inc. acts as distributor for the Fund, PNC Institutional Management Corporation serves as investment adviser for the Fund, PNC Bank, National Association serves as sub-adviser for the Portfolios and custodian for the Fund and PFPC Inc. serves as the administrator of the Municipal Money Market Portfolio and as transfer and dividend disbursing agent for the Fund.


     Sansom Street Shares are sold by the Fund's distributor to customers maintaining accounts with banks affiliated with PNC Bank Corp. (the "Banks"). Sansom Street Shares will be sold to customers, including individuals, trusts, partnerships and corporations, who maintain accounts (such as custody, trust or escrow accounts) with the Banks, and who have authorized the Banks to invest in the Fund. Shares are sold and redeemed without any purchase or redemption charge imposed by the Fund, although the Banks may receive compensation from the Fund and charge their customer accounts for services provided in connection with the purchase or redemption of shares. See "Shareholder Servicing." Sansom Street Shares are also sold through broker/dealers that have entered into a dealer agreement with the Fund's Distributor.


     This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge by calling the Fund's distributor at (800) 888-9723.




--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------



PROSPECTUS                                                      December 3, 1996

INTRODUCTION
--------------------------------------------------------------------------------


     The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate nineteen separate investment portfolios. Each of the three classes of the Fund's shares (collectively, the "Sansom Street Classes") offered by this Prospectus represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio.


     The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and which present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

     The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and which present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

     The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Government Obligations Money Market Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

     Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


     The Fund's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to the Portfolios and as custodian to the Fund, and PFPC Inc. ("PFPC") serves as transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's shares.


     An investment in any of the Sansom Street Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." The Fund was created in 1988 and its investment portfolios commenced operations on or after September 30, 1988. Some or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

     For detailed information of how to purchase or redeem Sansom Street Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."



Fee Table
Annual Fund Operating Expenses (Sansom Street Classes)
     After Expense Reimbursements and Waivers(3)                                           Government
                                                                        Municipal          Obligations
                                                     Money Market      Money Market       Money Market
                                                      Portfolio         Portfolio           Portfolio
                                                     ------------       ------------       ------------

Management fees (after waivers)(1)                      .20%              .05%                .30%
12b-1 fees (after waivers)(1)                           .06               .05                 .05
Other Expenses (after reimbursements)(2)                .22               .29                 .24
                                                       ----                ----               ----
Total Fund Operating Expenses (Sansom Street Classes)
   (after waivers and reimbursements)                  .48%               .39%                .59%
                                                       ----                ----               ----
                                                       ----                ----               ----



(1) Management fees and 12b-1 fees are each based on average daily net assets and are calculated daily and paid monthly.
(2) Includes for such Class a .10% shareholder servicing fee calculated based upon the assets in the Class attributable to bank clients.
(3) Before Expense Reimbursements and Waivers for the Money Market Portfolio, MunicipalMoney Market Portfolio and Government Obligations MoneyMarket Portfolio, Management fees would be .37%, .33% and .42%, respectively; 12b-1 fees would be .06%, .05% and .05%, respectively; Other Expenses would be .22% for the Money Market Portfolio and Total Fund Operating Expenses would be .65% for the Money Market Portfolio. Other Expenses and Total Fund Operating Expenses for the Sansom Street Class of the MunicipalMoney Market Portfolio and the Government Obligations Money Market Portfolio are not reported as no Shares of each such class had been sold to the public during the Fiscal Year ended August 31, 1996.




EXAMPLE


     An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                       1 Year            3 Years          5 Years          10 Years
                                       ------             ------           ------            ------
Money Market*                            $5                $15               $27              $60
Municipal Money Market*                  $4                $13               $22              $49
Government Obligations Money Market*     $6                $19               $33              $74

* Other classes of these Portfolios are sold with different fees and expenses.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Sansom Street Classes) After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Sansom Street Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser," "Distribution of Shares" and "Shareholder Servicing" below.) Expense figures are based on actual costs and fees charged to each class. The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. In addition, the investment adviser is currently voluntarily assuming additional expenses of one the Portfolios. There can be no assurance that the investment adviser will continue to assume such expenses. Assumption of additional expenses will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

     From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing such Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate.

     The yield of any investment is generally a function of portfolio quality and maturity, type of investment, operating expenses and market conditions. The yield on shares of each of the Sansom Street Classes will fluctuate and is not necessarily representative of future results. Any fees charged by the Banks or broker-dealers directly to their customers in connection with investments in a Portfolio are not reflected in the yields on a Portfolio's shares, and such fees, if charged, will reduce the actual return received by customers on their investments. The yield on Shares of Sansom Street Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The table below sets forth certain information concerning the investment results of the Sansom Street Classes for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1992 through August 31, 1996 are a part of the Fund's financial statements for each of the Portfolios which have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose current report thereon appears in the Statement of Additional Information along with the financial statements. The financial data for each such Portfolio for the periods ended August 31, 1989, 1990 and 1991 are a part of previous financial statements audited by Coopers & Lybrand L.L.P. No financial data for the periods ended August 31, 1994 and
August 31, 1995 are included for the Sansom Street Class of Municipal Money Market Portfolio as no shares of such Class had been sold to the public during these periods and for the Sansom Street Class of the Government Obligations Money Market as such Class ceased operations on December 4, 1991. The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

Sansom Street Classes

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.

Financial Highlights (c)
     (For a Share Outstanding Throughout each Period)


                                                               Municipal Money Market Portfolio
                             -------------------------------------------------------------------------------------------------------
                                                                                                                   SEPTEMBER 30,1988
                               FOR THE     FOR THE     FOR THE     FOR THE     FOR THE     FOR THE      FOR THE     (COMMENCEMENT OF
                              YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED    OPERATIONS) TO
                              AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,     AUGUST 31,
                                1996        1995        1994         1993        1992        1991         1990            1989

                             ---------    ---------   ---------    ---------   ---------   ---------     ---------     -----------
Net asset value,
   beginning of period        $ 1.00      $ 1.00      $ 1.00      $ 1.00         $ 1.00      $ 1.00         $ 1.00         $ 1.00
                             --------     --------    --------    --------      --------    --------       --------       --------
Income from investment
   operations:
   Net investment income      0.0518       0.0543      0.0334       0.0304       0.0435       0.0684         0.0810        0.0818
   Net gains on securities
     (both realized
     and unrealized)              --           --          --            --      0.0007            --            --            --
                             -------     --------    --------      --------     --------     --------       --------      --------
       Total from investment
         operations           0.0518        0.0543     0.0334        0.0304      0.0442       0.0684         0.0810        0.0818
                             --------      --------   --------      --------    --------     --------       --------      --------
Less distributions
   Dividends (from net
     investment income)      (0.0518)      (0.0543)   (0.0334)      (0.0304)    (0.0435)     (0.0684)       (0.0810)      (0.0818)
   Distributions (from
     capital gains)               --            --         --            --      (.0007)          --             --            --
                            --------      --------   --------       --------    --------    --------        --------      --------
       Total distributions   (0.0518)      (0.0543)   (0.0334)      (0.0304)    (0.0442)     (0.0684)        (0.0810)     (0.0818)
                             --------      --------   --------      --------    --------     --------        --------     --------
Net asset value, end of
   period                   $   1.00       $  1.00    $   1.00      $  1.00      $  1.00      $  1.00          $ 1.00    $   1.00
                             --------      --------   --------      --------    --------     --------         -------       -------
                             --------      --------   --------      --------    --------     --------         -------       -------
Total Return                    5.30%         5.57%      3.39%         3.08%        4.51%       7.06%           8.40%       9.25%(b)
Ratios/Supplemental Data
   Net assets, end of
     period (000)           $524,359       $441,614   $373,745     $190,794     $228,079    $138,418        $106,743      $79,656
   Ratios of expenses
     to average net assets   .48%(a)        .39%(a)    .39%(a)      .34%(a)      .35%(a)     .37%(a)         .47%(a)      .50%(a)(b)
   Ratios of net investment
     income to average
     net assets               5.18%         5.43%      3.34%         3.04%        4.35%      6.84%            8.10%         9.04%(b)



(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60%, .61%, .61% and .73% for the years ended August 31, 1996, 1995, 1994, 1993,
     1992, 1991, and 1990, respectively, and .83% annualized for the period ended August 31, 1989.


(b)  Annualized

(c) Financial Highlights relate solely to the Sansom Street Class of Shares within the portfolio.
                                        5

Sansom Street Classes

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.

Financial Highlights (c)
     (For a Share Outstanding Throughout each Period)(d)


                                                         Municipal Money Market Portfolio
                                               -------------------------------------------------------
                                                                                          SEPTEMBER 30,1988
                                          FOR THE     FOR THE     FOR THE      FOR THE     (COMMENCEMENT OF
                                        YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED    OPERATIONS) TO
                                         AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,     AUGUST 31,
                                           1993        1992        1991         1990            1989
                                         ---------   ---------   ---------     ---------     -----------

Net asset value,
beginning of period                       $  1.00      $  1.00     $  1.00       $  1.00         $  1.00
                                         --------     --------     -------       -------        --------
Income from investment operations:
   Net investment income                  0.0233       0.0325      0.0471         0.0559         0.0537
   Net gains on securities (both realized
          and unrealized)                      --           --          --             --             --
                                         --------      -------    --------        -------       --------
       Total from investment operations   0.0233        0.0325      0.0471         0.0559         0.0537
                                         --------      -------   ---------        -------       --------
Less distributions
   Dividends (from net investment income)(0.0233)      (0.0325)    (0.0471)       (0.0559)      (0.0537)
   Distributions (from capital gains)         --            --          --             --             --
                                         -------       --------    -------      ---------       --------
       Total distributions               (0.0233)      (0.0325)    (0.0471)       (0.0559)       (0.0537)
                                        --------       --------   ---------      ---------       --------
Net asset value, end of period           $  1.00       $  1.00     $  1.00        $  1.00        $  1.00
                                        --------      --------     -------       --------        -------
                                        --------      --------     -------      ---------        -------
Total Return                               2.35%         3.30%       4.81%          5.74%        5.99%(b)
Ratios/Supplemental Data
   Net assets, end of period              $ 928      $3,025,781   $15,289,016  $24,781,689    $21,470,715
   Ratios of expenses to average
     net assets                          .39%(a)        .39%(a)        .34%(a)     .38%(a)     .50%(a)(b)
   Ratios of net investment inccome
     to average net assets                2.33%          3.25%          4.71%        5.59%        5.93%


(a) Without the waiver of advisory, administration, and transfer agency fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio is not reported for the periods ended August 31, 1995 and 1994 and would have been 3.02%, .87%, .73% and .77% for the years ended August 31, 1993, 1992,
     1991, and 1990, respectively, and .95% annualized for the period ended August 31, 1989.

(b)  Annualized.


(c) Financial Highlights relate solely to the Sansom Street Class of Shares within the portfolio. (d) No Shares of this class had been sold to the public during the periods ended August 31, 1996, 1995 and 1994.

Sansom Street Classes

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.

Financial Highlights (c)
     (For a Share Outstanding Throughout each Period)

                                                                             Government Obligations Money Market Portfolio
                                                      -----------------------------------------------------------------------------
                                                                                                                     For the Period
                                                                                                                  October 18, 1988
                                                         For the              For the             For the         (Commencement of
                                                       Period Ended         Year Ended           Year Ended        Operations) to
                                                    December. 4, 1991(d)  August 31, 1991      August 31, 1990      August 31, 1989
                                                     ----------------        --------------     --------------      --------------

Net asset value, beginning of period                     $  1.00              $   1.00           $   1.00             $   1.00
                                                        --------              --------           --------             --------
Income from investment operations:
   Net investment income                                  0.0153                0.0699             0.0843               0.0816
   Net gains on securities (both realized and unrealized)     --                    --                 --                   --
                                                        --------              --------            --------            --------
       Total from investment operations                   0.0153                0.0699             0.0843               0.0816
                                                        --------              --------           --------             --------
Less Distributions
   Dividends (from net investment income)               (0.0153)               (0.0699)           (0.0843)             (0.0816)
   Distributions (from capital gains)                        --                     --                 --                   --
                                                        --------              --------           --------             --------
       Total distributions                              (0.0153)               (0.0699)           (0.0843)             (0.0816)
                                                        --------              --------           --------             --------
Net asset value, end of period                          $  1.00                $  1.00          $   1 .00              $  1.00
                                                        --------              --------           --------             --------
                                                        --------              --------           --------             --------
Total Return                                            6.02%(b)                7.23%             8. 79%              9.31%(b)
Ratios/Supplemental Data
   Net assets, end of period                                 --              $     125            $   125               $   125
   Ratios of expenses to average net assets             --%(a)                  --%(a)              --%(a)                --%(a)
   Ratios of net investment income to average net assets 5.85%(b)                6.99%               8.43%              8.91%(b)



(a) Without the waiver of advisory, distribution and transfer agency fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio is not reported for the periods ended December 4, 1991, August 31, 1991, 1990 and 1989 as no shares of the Sansom Street Class of that Portfolio had been sold to the public during such years.

(b)  Annualized.

(c) Financial Highlights relate solely to the Sansom Street Class of Shares within the portfolio.

(d)  This Class of shares ceased operations on December 4, 1991.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

                             MONEY MARKET PORTFOLIO

     The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

     BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

     COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating symbols are described in the Appendix to the Statement of Additional Information ("SAI"). The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by
Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by
Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

     Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is a U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

     VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to the Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

     ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations."

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

     MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio."

     GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies.

A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (e.g., commercial paper rated "A-1" or "A-2" by S&P), (3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Money Market Portfolio's investment objectives and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of all outstanding shares representing interests in the Portfolio. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Money Market Portfolio will be achieved. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Money Market Portfolio may not:

         1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

         2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

         3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

         4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

         1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three Business Days (as defined below). "First Tier Securities" include eligible securities that
     (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

         2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

         3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                        MUNICIPAL MONEY MARKET PORTFOLIO

     The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax and which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is exempt from the regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest"), although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ( "AMT Interest").

     MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

     The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

     The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve min imal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law.
Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

     Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state,
(ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

     TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

     WHEN-ISSUED   SECURITIES.   The  Portfolio  may  also  purchase   portfolio
securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market Portfolio--Stand-by Commitments."

     ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies -- Money Market Portfolio-- Eligible Securities."

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted secu rities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved. The Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Municipal Money Market Portfolio may not:

         1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation.

         2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

         3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

     In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

         1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

     The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

     Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Sansom Street Shares representing an interest in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 calendar days if such securities provide for adjustments in their interest rates not less frequently than every 397 calendar days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. For a description of reverse repurchase agreements see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements."

     MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

     Mortgage-related securities may include asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less.

     One such type of mortgage-related security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA")

Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage Related Securities" in the Statement of Additional Information.

     Each of the mortgage-related securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

     To compare the prepayment risk for various mortgage-related securities, various independent mortgage-related securities dealers publish average remaining life data using proprietary models. In making determinations concerning average remaining life of mortgage-related securities for the Portfolio, the investment adviser will rely on such data to evaluate the prepayment risk in a particular security except to the extent such data are deemed unreasonable by the investment adviser. The investment adviser might deem such data unreasonable if such data appeared to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage-related securities dealers.

     LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

     SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. A more detailed discussion of short sales is contained in the Statement of Additional Information.

     Illiquid Securities. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved. The investment limitations summarized below may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Government Obligations Money Market Portfolio may not:

         1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

         2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

         3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

                               PURCHASE PROCEDURES

     Sansom Street Shares are sold without a sales load on a continuous basis by the Fund's Distributor. Purchase of Shares may be made through the Banks acting on behalf of their customers, including individuals, trusts, partnerships and corporations who maintain accounts (such as custody, trust or escrow accounts) with the Banks and who have authorized the Bank to invest in the Fund on the customer's behalf. Investors may also purchase shares of the Money

Market Portfolio through broker-dealers that have entered into a dealer agreement with the Fund's Distributor (a "Dealer"). The minimum initial investment by an investor is $1,500. There is no minimum subsequent investment.

     Purchases of Shares may be effected through the customer's accounts at the Banks or investor accounts with the Dealer through procedures established in connection with the requirements of accounts at the Banks or at such Dealer. Confirmations of share purchases and redemptions will be sent to the Banks or such Dealer. Beneficial ownership of Sansom Street Shares will be recorded by the Banks or such Dealer and reflected in the account statements provided by such Banks or by such Dealer to investors. If you wish to purchase Sansom Street Shares, contact your Bank or the Dealer.

     The Banks may also impose minimum customer account requirements. Although the Banks do not impose a sales charge for purchases of Sansom Street Shares, depending upon the terms of the particular customer account, the Banks may charge the account fees for automatic investment and other cash management services. Information concerning these minimum account requirements, services and any charges will be provided by the Banks before the customer authorizes the initial purchase of shares. This Prospectus should be read in conjunction with any information received from the Banks. See "Shareholder Servicing."

     The Sansom Street Class of the Money Market Portfolio is also available through Robertson Stephens, a registered broker-dealer that has entered into a dealer Agreement with the Fund's Distributor. For distribution services with respect to that Class of shares of the Portfolio held by this firm, the Fund's Distributor pays Robertson Stephens up to .25% of the annual average value of such accounts. Purchases made through this program does not require customers to pay a transaction fee.

     DIRECT PURCHASES THROUGH A DEALER. An investor may make an initial investment by mail by fully completing and signing an application obtained from a Dealer (an "Application") and mailing it, together with a check payable to "Sansom Street Money Market" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

     The Fund reserves the right to reject any purchase order.

     All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after receipt of the order and Federal Funds are available to the Fund. Purchase orders received after its close of business are priced at the net asset value next determined on the following Business Day. In those cases in which an investor pays for Shares by check, Federal Funds will generally become available two Business Days after the check is received. Purchase orders for Shares are accepted only on days on which both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open ("Business Days").

     Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Fund in connection with the investment of fiduciary funds in Sansom Street Shares. See "Shareholder Servicing." Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Sansom Street Shares. See also "Management--Banking Laws."

                              REDEMPTION OF SHARES

     Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. It is the responsibility of the Banks, or a broker-dealer that has entered into a dealer agreement with the Fund's Distributor, to transmit promptly to PFPC a customer's redemption request. In the case of shareholders holding share certificates, the certificates must accompany the redemption request. Investors may redeem all or some of their shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT FOR BANK CUSTOMERS. A customer may redeem all or part of his Sansom Street Shares in accordance with instructions and limitations pertaining to his account at the Bank. Redemption orders are effected at the net asset value per share determined after receipt of the order by PFPC. Payment for redemption orders received by PFPC on a Business Day before 12:00 noon Eastern Time will be wired the same day in Federal Funds to the customer's account at the Bank, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. Payment for redemption orders which are received between 12:00 noon Eastern Time and 4:00 p.m. Eastern Time on a Business Day will be wired in Federal Funds to the customer's account on the next bank business day following receipt of the redemption request. No charge for wiring redemption payments is imposed by the Fund, although the Banks may charge customer accounts for redemption services.

     REDEMPTION OF SHARES IN AN ACCOUNT FOR NON-BANK CUSTOMERS. An investor who beneficially owns Shares may redeem Shares in his account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC from the broker by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next banking day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     An investor's brokerage firm will also redeem each day a sufficient number of Shares to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request to Sansom Street Money Market, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, a signature guarantee is required. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 430-9618 to determine whether the entity that will guarantee the signature is an eligible guarantor. Guarantees must be signed by an authorized signatory of the STAMP Program and "Signature Guaranteed" must appear with the signatures.


     Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800) 430-9618. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if the Fund does not employ such procedures it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.


     The Fund's telephone transaction  procedures include the following measure:
(1)  requiring  the  appropriate  telephone  transaction  privilege  forms;  (2)
requiring the caller to provide the names of the account owners, the account social security number and the name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have checkwriting privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under the rules of the Investment Company Act of 1940 (the "1940 Act"), redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cashed at other banks.

                          OTHER REDEMPTION INFORMATION

     The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by the Fund's transfer agent of a request in proper form. However, Shares purchased by check will not be redeemed for a period up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time the Shares are redeemed, dividends on such Shares will accrue and be payable, and an investor will be entitled to exercise all other rights of beneficial ownership.

     The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in a Sansom Street Class involuntarily, on thirty days' notice, if such account drops below $500 and during such 30-day period the shareholder does not increase such account to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

                                 Net Asset Value


     The net asset value per share of each of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB, is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). TheFRB is currently closed on weekends and the same holidays as the NYSE is closed (except Christmas Day (observed)), as well as Martin LutherKing, Jr. Day, Veterans Day andColumbus Day. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


     The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

     With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors Inc. with an address at 466 Lexington Avenue, New York, New York, acts as distributor for each of the Sansom Street Classes of the Fund pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of each of the Sansom Street Classes. The Distributor pays for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Portfolios of the Fund as well as for related direct mail, advertising expenses and promotional expenses. The Distributor monitors the support services provided by the Banks as described in "Shareholder Servicing" below.

DISTRIBUTION ARRANGEMENTS

     The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distribution for each of the Sansom Street Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Sansom Street Class a distribution fee, which is accrued daily and paid monthly, of up to .20% on an annualized basis of the daily net assets of the relevant Sansom Street Class. The actual amount of such compensation under the Plans is agreed upon by the Fund's Board of Directors and by the Distributor. Under the Distribution Contracts for the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio, the Distributor has agreed to accept compensation for its services thereunder and under the relevant Plan in the amount of .05% on an annualized basis. Such compensation may be increased, up to the amount permitted under the Plan, with the approval of the Fund's Board of Directors. Under the Distribution Contract for the Money Market Portfolio, the Distributor will receive up to .20% on an annualized basis for compensating certain broker-dealers with whom Counsellors has distribution arrangements. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Sansom Street Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Sansom Street Class the fee set forth above. None of the Plans obligates the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan on behalf of the relevant Sansom Street Class. Thus, under each of the Plans, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     Each Plan has been approved by the shareholders of the relevant Sansom Street Class. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those Directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Sansom Street Class. The fee set forth above will be paid by the Fund on behalf of the relevant Sansom Street Class to the Distributor unless and until the relevant Plan is terminated or not renewed.

SHAREHOLDER SERVICING
--------------------------------------------------------------------------------
     The Fund has and will continue to enter into service agreements with the Banks pursuant to which the Banks will render certain support services to customers in consideration for payment of .10% (on an annualized basis) of the average daily net asset value of such Shares. Such services may include aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with PFPC; processing dividend payments from the Fund on behalf of customers; providing information periodically to customers showing their positions in the Sansom Street Classes; providing sub-accounting with respect to the Sansom Street Shares beneficially owned by customers or the information necessary for sub-accounting; and providing certain statistical and factual information. In accordance with the conditions of an exemptive order granted by the Securities and Exchange Commission, each service agreement will provide that a Bank will waive its servicing fee with respect to a Sansom Street Class on any day to the extent necessary to assure that the servicing fee required to be accrued by such Class does not exceed the income of such Class on that day. Customers who are beneficial owners of Sansom Street Shares should read this Prospectus in light of the terms governing their accounts with the Banks.

MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS


     The business and affairs of the Fund and each of its investment portfolios are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate nineteen separate investment portfolios. Each of the Sansom Street Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio.


INVESTMENT ADVISER AND SUB-ADVISER


     PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned subsidiary of PNC

Bancorp, Inc. PNC Bancorp, Inc., is a bank holding company and a wholly owned subsidiary of PNC Bank Corp. PNC Bank Corp. is a multi-bank holding company.

     As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares by the Fund, subject to the requirements of best execution.


     For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of the average daily net assets of such Portfolio in excess of $500 million. For services provided and expenses assumed by it with respect to the Municipal Money Market Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million;
 .30% of the next $250 million; and .25% of net assets in excess of $500 million. PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to a Portfolio (subject to certain adjustments). Such sub-advisory fees have no effect on the advisory fees payable by each Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its
advisory  agreements  with  the  Fund  relating  to  any  Portfolio.   Any  such
arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.


     For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% of the average net assets of the Money Market Portfolio, .05% of the average net assets of the Municipal Money Market Portfolio and .30% of the average net assets of the Government Obligations Money Market Portfolio. For the same period PIMC waived approximately .17%, .28% and
 .12% of the average net assets of the Money Market  Portfolio,  Municipal  Money
Market   Portfolio   and   Government   Obligations   Money  Market   Portfolio,
respectively.


ADMINISTRATOR

     PFPC serves as the administrator for the Municipal Money Market Portfolio and generally assists such Portfolio in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily, payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market Portfolio.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

     The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of the Fund, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, shareholder servicing payments, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

     The investment adviser has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

     The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.


     For the Fund's fiscal year ended August 31, 1996, the Fund's total expenses were .65% of average net assets with respect to the Sansom Street Class of the Money Market Portfolio (not taking into account waivers and reimbursements of
 .17%). Total expenses as a percentage of average net assets for the Sansom Street Class of the Government Obligations Money Market Portfolio and Municipal Money Market Portfolio are not reported as no Shares of such Classes had been sold to the public during the fiscal year ended August 31, 1996.


BANKING LAWS

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of such a customer. PNC Bank, PIMC, PFPC, as well as the Banks, are subject to such banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of Banks in connection with the provision of support services to their customers, the Fund might be required to alter materially or cause the Fund to discontinue its arrangements with Banks generally and change its method of operations with respect to the Sansom Street Shares. It is not anticipated, however, that any change in the Fund's method of operations would affect its net asset value per share or result in a financial loss to any Customer.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Sansom Street Class unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

     Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

     The Municipal Money Market Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." Investors in this Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to alternative minimum tax at a rate of 24%, in the case of individuals, trusts and estates, and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum tax liability. Although it does not currently intend to do so, the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds. Secondly, tax-exempt interest and "exempt interest dividends" derived from all other Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for alternative minimum tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments.

     The Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute items of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

     An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from such Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).


     The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.
     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE SANSOM STREET CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE SANSOM STREET CLASSES.
     Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, shares of the Fund will be fully paid and non-assessable.
     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.
     Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


     As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


     The Fund will issue share certificates for any Sansom Street Shares only upon the written request of a shareholder sent to PFPC.

OTHER INFORMATION
--------------------------------------------------------------------------------

Reports and Inquiries
     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll free (800) 430-9618.

                              SANSOM STREET FAMILY

                             MONEY MARKET PORTFOLIO,
                      MUNICIPAL MONEY MARKET PORTFOLIO AND
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION

                  This Statement of Additional Information provides supplementary information pertaining to shares of three classes (the "Sansom Street Shares") representing interests in three investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Sansom Street Family Prospectus of the Fund, dated December 3, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained by calling the Fund's distributor toll-free at (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.

                                    CONTENTS
                                                                     Prospectus
                                                         Page           Page
                                                         ----        -----------

General........................................            2               2
Investment Objectives and Policies.............            2               8
Directors and Officers ........................           14              N/A
Investment Advisory, Distribution and Servicing
         Arrangements .........................           17              22
Portfolio Transactions ........................           23              N/A
Purchase and Redemption Information ...........           24              17
Valuation of Shares ...........................           25              21
Taxes .........................................           27              25
Additional Information Concerning
         Fund Shares ..........................           32              26
Miscellaneous..................................           34              N/A
Financial Statements (Audited).................          F-1              N/A
Appendix ......................................          A-1              N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL

                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to three classes of shares (the "Sansom Street Classes") representing interests in three of the investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio (the "Government Obligations Portfolio"). The Sansom Street Classes are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.

                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market Portfolio or the Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio or the Municipal Money Market Portfolio has firm commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When either the Money Market Portfolio or the Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio and the Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio or the Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  Each of the Money Market Portfolio and the Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either of such Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by either such Portfolio will not exceed 1/2 of 1% of the value of such Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  Each of the Money Market Portfolio and the Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Either of such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio and the Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either of such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale

"against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for speculative purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

     U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

                  Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the

12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio involved.

                  The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("S&P") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, "Prime-1" or "Prime-2" by Moody's, or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies
(2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or
(4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one NRSRO or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio and the Government Obligations Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS.

     MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

     (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with such borrowing and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of the borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

     (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

     (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

     (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

     (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

     (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (7) purchase or sell commodities or commodity contracts;

     (8) invest in oil, gas or mineral exploration or development programs;

     (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

     (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

     (11) make investments for the purpose of exercising control or management.

     In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) invest under normal conditions less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax; (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

     In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

     (a) Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

     (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

     (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

     The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the affected Portfolio or (b) 67% or more of the shares of the affected Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the affected Portfolio are represented at the meeting in person or by proxy.

     With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission and would be disclosed in the Sansom Street Classes Prospectus prior to being made.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

     1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
(i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

     2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

     3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

     1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

     GOVERNMENT OBLIGATIONS PORTFOLIO. The Government Obligations Portfolio may not:

     1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

     2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

     3. Act as an underwriter.

     4. Make loans, except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

     The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

     The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                              --------------------

     In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.


                             DIRECTORS AND OFFICERS

     The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:




                                                        Principal Occupation
Name, Address and Age           Position with Fund      During Past Five Years
---------------------           ------------------      -----------------------


Arnold M. Reichman, 48*         Director Since 1986     Director and Assistant
Managing                                                Secretary, E.M. Warburg,
466 Lexington Avenue                                    Pincus & Co., Inc.;
New York, NY  10017                                     Since 1990, Chief
                                                        Executive Officer and
                                                        since 1991, Secretary,
                                                        Counsellors Securities
                                                        Inc.; Officer of
                                                        various investment
                                                        companies advised by
                                                        Warburg, Pincus
                                                        Counsellors, Inc.


Robert Sablowsky, 58**          Director                Since OCTOBER 1996,
110 Wall Street                                         SENIOR VICE PRESIDENT
New York, NY  10005                                     OF FAHNESTOCK & CO.,
                                                        INC. 1985 TO 1996,
                                                        Executive Vice President
                                                        of Gruntal & Co., Inc.,
                                                        Director, Gruntal & Co.,
                                                        Inc.

Francis J. McKay, 60            Director                Since 1963, Executive
7701 Burholme Avenue                                    Vice President, Fox
Philadelphia, PA  19111                                 Chase Cancer Center
                                                        (Biomedical research
                                                        and medical care.)

                                                        Principal Occupation
Name, Address and Age           Position with Fund      During Past Five Years
---------------------           ------------------      -----------------------

Marvin E. Sternberg, 62         Director                Since 1974, Chairman,
937 Mt. Pleasant Road                                   Director and President,
Bryn Mawr, PA  19010                                    Moyco Industries, Inc.
                                                        (Manufacturer of dental
                                                        supplies and precision
                                                        coated abrasives); Since
                                                        1968, Director and
                                                        President, Mart MMM,
                                                        Inc. (formerly
                                                        Montgomeryville
                                                        Merchandise Mart, Inc.)
                                                        and Mart PMM, Inc.
                                                        (formerly Pennsauken
                                                        Merchandise Mart, Inc.
                                                        (shopping centers); and
                                                        Since 1975, Director and
                                                        Executive Vice
                                                        President, Cellucap Mfg.
                                                        Co., Inc. (Manufacturer
                                                        of disposable headwear).


Julian A. Brodsky, 63           Director                Director and Vice-
1234 Market Street                                      Chairman, 1969 to
16th Floor                                              present, Comcast
Philadelphia, PA                                        Corporation; Director,
  19107-3723                                            Comcast Cablevision of
                                                        Philadelphia (cable
                                                        television and
                                                        communications) and
                                                        Nextel (Wireless
                                                        Communications).


Donald van Roden, 72            Director                Self-employed
1200 Old Mill Lane                                      businessman.  From
Wyomissing, PA  19610                                   February 1980 to March
                                                        1987, Vice Chairman,
                                                        SmithKline Beckman
                                                        Corporation
                                                        (pharmaceuticals);
                                                        Director, AAA Mid-
                                                        Atlantic (auto service);
                                                        Director, Keystone
                                                        Insurance Co.

                                                        Principal Occupation
Name, Address and Age           Position with Fund      During Past Five Years
---------------------           ------------------      -----------------------

Edward J. Roach, 72             President               Certified Public
Suite 100                         and Treasurer         Accountant; Vice
Bellevue Park                                           Chairman of the Fox
Corporate Center                                        Chase Cancer Center;
400 Bellevue Parkway                                    Trustee Emeritus,
Wilmington, DE 19808                                    Pennsylvania School for
                                                        the Deaf; Trustee
                                                        Emeritus, Immaculata
                                                        College; Vice President
                                                        and Treasurer of
                                                        various investment
                                                        companies advised by
                                                        PNC Institutional
                                                        Management Corporation.


Morgan R. Jones, 57             Secretary               Chairman, the law
1100 PNB Bank Building                                  firm of Drinker
Broad and Chestnut Sts                                  Biddle and Reath,
Philadelphia, PA  19107                                 Philadelphia,
                                                        Pennsylvania;
                                                        Director, Rocking Horse
                                                        Child Care Centers of
                                                        America, Inc.


--------------

* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor, and his position as President of the Fund.


** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.



                 Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                 Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                 Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.

                 The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the board of directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:

        Directors                      COMPENSATION
        ---------                      ------------
        JULIAN A. BRODSKY                  $12,525
        FRANCIS J. MCKAY                    15,975
        MARVIN E. STERNBERG                 16,725
        DONALD VAN RODIN                    21,025



On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the Portfolios' sub-ADVISER and the Fund's custodian, PFPC Inc. ("PFPC"), the Municipal Money Market Portfolio's administrator and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

     ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. PNC Bank renders sub-advisory services to each of the Portfolios pursuant to separate sub-advisory agreements, each dated August 16, 1988. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."

     For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $4,174,375 WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $190,687 IN ADVISORY FEES WITH RESPECT TO MUNICIPAL MONEY MARKET PORTFOLIO, AND $1,638,622 IN ADVISORY FEES WITH RESPECT TO GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. DURING THE SAME YEAR, PIMC WAIVED $3,527,715 OF ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO AND $671,811 OF ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO UNDER ITS ADVISORY CONTRACT WITH THE FUND. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $2,274,697 with respect to the Money Market Portfolio, $67,752 in advisory fees with respect to the Municipal Money Market Portfolio, and $780,122 in advisory fees with respect to Government Obligations Money Market Portfolio. During that same year, PIMC waived $2,589,882 of advisory fees with respect to the Money Market Portfolio, $1,041,321 of advisory fees with respect to the Municipal Money Market Portfolio and $398,363 of advisory fees with respect to the Government Obligations Money Market Portfolio under its Advisory Contract with the Fund. For the year ended August 31, 1994, PIMC received (after waivers) $1,947,768 in advisory fees with respect to the Money Market Portfolio and $7,733 in advisory fees with respect to the Municipal Money Market Portfolio, $580,435 in advisory fees with respect to the Government Obligations Money Market Portfolio. During that same year, PIMC waived $2,255,986 of advisory fees with respect to the Money Market Portfolio and $1,091,646 of advisory fees with respect to Municipal Money Market Portfolio, $461,938 of advisory fees with respect to the Government Obligations Money Market Portfolio under its Advisory Contract with the Fund.

     As required by various state regulations, PIMC will reimburse the Fund or a portfolio of the Fund affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1 1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

     Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios of the Fund by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, service organization payments, transfer agency expenses, preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

     Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

     The Advisory Contracts were each most recently approved with respect to the relevant Portfolio on July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved by the shareholders of the Money Market and Government Obligations Money Market Portfolios at a special meeting held December 22, 1989, as adjourned. The advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory

Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.

     ADMINISTRATION AGREEMENT. PFPC serves as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (the "Administration Agreement"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market Portfolio, statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

     The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or the Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market Portfolio.

     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

     PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Sansom Street Shares pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Sansom Street Classes,
(b) addresses and mails all communications by each of the Sansom Street Classes to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Sansom Street Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders placed via third parties and relayed electronically to PFPC, and $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives reimbursement of its out-of-pocket expenses.

     DISTRIBUTION AND SERVICING AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of the Sansom Street Classes (collectively, the "Distribution Contracts"), and separate Plans of Distribution for each of the Sansom Street Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of each of the Sansom Street Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus.

     Each of the Plans relating to the relevant Sansom Street Class as amended was most recently approved for continuation on July 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). The Plans were also each approved by the shareholders of the respective Sansom Street Classes at a special meeting held December 22, 1989, as adjourned.

     Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the affected Sansom Street Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares of the affected Sansom Street Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.

     During the year ended August 31, 1996, the Fund paid distribution fees to the Fund's Distributor under the Plans for each of the Sansom Street Classes of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio in the aggregate amounts of $316,107, $0 and $0, respectively. Of those amounts $83,056 was paid to Robertson Stephens and $233,051 was retained by the Fund's Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. During the fiscal year ended August 31, 1996 no shares of the Sansom Street Classes of the Municipal Money Market and Government Obligations Money Market Portfolios were sold to the public. The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his previous position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.

     As stated in the Prospectus for the Sansom Street Classes, the Fund has entered into agreements with banks that are affiliated with PNC Financial Corp (the "Banks") that are record holders of Shares of the Sansom Street Classes pertaining to the provision of support services to the Banks' Customers who are the beneficial owners of Shares of the Sansom Street Classes ("Customers") in consideration of the Fund's payment of .10% (on an annualized basis) of the net asset value of such Shares. Such services include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the PFPC; (ii) periodically providing Customers information showing their positions in shares; (iii) processing dividend payments from the Fund on behalf of Customers; (iv) arranging for bank wires; (v) responding to Customer inquiries relating to the services performed by the service organization; (vi) providing sub-accounting with respect to shares of the Sansom Street Classes beneficially owned by Customers or the information necessary for sub-accounting; (vii) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers, if required by law; and (viii) other similar services if requested by the Fund. The Banks also agree to maintain records relating to transactions in shares of the Sansom Street Classes, and to provide the Fund with such statistical and factual information as the Fund may request. Agreements between the Fund and the Banks are terminable at any time by the Fund without penalty. The Distributor will monitor the support services provided by the Banks under such agreements.

     During the year ended August 31, 1996, the Fund paid fees to Banks under the relevant agreements for the Sansom Street Classes of each of the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio in the AMOUNT of $471,499, $0 and $0, respectively. During the year ended August 31, 1995, the Fund paid fees to Banks under the relevant agreements for the SANSOM Street Classes of each of the Money Market Portfolio, Municipal Money Market Portfolio and Government

Obligations Money Market Portfolio in the amounts of $391,361, $0 and $0 respectively. During the year ended August 31, 1994, the Fund paid fees to Banks under the relevant agreements for the Sansom Street Classes of each of the Money Market Portfolio, Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio in the amounts of $311,525, $0 and $0 respectively.


                             PORTFOLIO TRANSACTIONS

     Each of the Portfolios intends to purchase only securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that each of the Money Market Portfolio and Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because each of the Portfolios intends to purchase only securities with remaining maturities of 397 calendar days or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

     Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

     Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

     The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

     Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     A shareholder of record may be required by the Fund's Board of Directors to redeem shares in any Class if the balance in such shareholder's account drops below $500 and the shareholder does not increase its balance to at least $500 upon 30 days' written notice. If a Customer has agreed with a particular Bank to maintain a minimum balance in his account, and the balance in the Bank account falls below that minimum, the Customer may be obliged to redeem all or part of his shares in each Portfolio to the extent necessary to maintain the minimum balance required.


                               VALUATION OF SHARES

     The Fund intends to use its best efforts to maintain the net asset value of each of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of a Portfolio. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 p.m. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed on WEEKENDS AND New Year's Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS ON WHICH THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED) AS WELL AS MARTIN LUTHER KING, JR. DAY, VETERANS DAY AND COLUMBUS DAY.

     The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

     The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

     Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity greater than 397 calendar days under Rule 2a-7 of the 1940 Act, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and record keeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the board will take such actions as it deems appropriate.

     In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

     PERFORMANCE INFORMATION. Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

     The yields for the seven (7) day period ended August 31, 1996 for the Sansom Street Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio were 5.00%, 0% and 0%, respectively. The effective yields for the same period for the same classes were 5.12%, 0% and 0%, respectively. The tax equivalent yield for the same period for the Sansom Street Class of the Municipal Money Market Portfolio was 0% (assuming an income tax rate of 28%).

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

     The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

     From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent service that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

     In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income, "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

     Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

     The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio and Government Obligations Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

     The Municipal Money Market Portfolio is designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Municipal Money Market Portfolio are not included in the shareholder's gross income for regular Federal income tax purposes. In order for the Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of such Portfolio must consist of exempt interest obligations.

     All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

     The Municipal Money Market Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a nonexempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

     Each of the Money Market Portfolio and Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

     Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although the Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest and AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders in accordance with the foregoing rules.

     While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by a Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the

Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

     Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinction between capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

     If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on municipal obligations in the case of the Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, none of the Portfolios anticipates incurring any liability for this excise tax.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

     The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class
E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (STRATEGIC GLOBAL Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common
Stock (N/I MICROCAP), 50 million shares are classified as Class GG Common
Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR

INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class I Common Stock, Class J Common Stock and Class K Common Stock constitute the Sansom Street Family Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

     The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, THE N/I FAMILY, THE BOSTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE
N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTERESTS IN ONE NON-MARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.

     The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

     COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P. serves as the Fund's independent accountants. The Fund's financial statements which appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.


PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

RBB Money Market Portfolio             Luanne M. Garvey and Robert J. Garvey                    12.7
(Class E)                              2729 Woodland Avenue
                                       Trooper, PA  19403

                                       HAROLD T. Erfer                                          13.0
                                       414 Charles Lane
                                       Wynnewood, PA  19096

                                       KAREN M. McElhinny and Contribution Account              16.9
                                       4943 King Arthur Drive
                                       Erie, PA  16506


PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

                                       JOHN Robert Estrada and                                  16.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX  76018

                                       ERIC Levine and Linda & Howard Levine                    29.6
                                       67 Lanes Pond Road
                                       Howell, NJ  07731

RBB Municipal Money Market             William B. Pettus Trust                                  11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO  63021- 6635

                                       SEYMOUR Fein                                             88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY  10457- 0486

CASH Preservation Money Market         Jewish Family and Children's                             56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA  19103

                                       LYNDA R. Succ Trustee for in Trust under                 12.3
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO  63104

                                       THERESA M. PALMER                                         6.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120

CASH Preservation Municipal Money      Kenneth Farwell and Valerie                              11.1
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO  63107

                                       GARY L. LANGE and                                        10.4
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       ST. CHARLES, MO  63309

                                       ANDREW DIEDERICH AND DORIS DIEDERICH                      6.1
                                       1003 LINDENMAN
                                       DES PERES, MO 63131



PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

                                       MARCELLA L. HAUGH CARING TR DTD 8/12/91                  15.3
                                       40 PLAZA SQUARE
                                       APT. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                            8.2
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122

                                       GWENDOYLN HAYNES                                          5.2
                                       2757 GEYER
                                       ST. LOUIS, MO

                                       SAVANNAH THOMAS Trust                                     5.2
                                       230 MADISON AVE.
                                       ROCK HILL, MD 63119

SANSOM Street Money Market Portfolio   Wasner & Co.                                             16.6
(Class I)                              FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113

                                       SAXON and Co.                                            74.8
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182

                                       ROBERTSON Stephens & Co.                                  8.6
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101

BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                       100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                       100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201



PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.            5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT                         5.0
                                       625 MADISON AVE., 4TH FLOOR
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master Retirement Trust                    10.2
(Class U)                              303 South Temple Drive
                                       Diboll, TX  75941

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.            16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                 9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730

                                       C S FIRST BOSTON PENSION FUND                            10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI

                                       SC JOHNSON & SON, INC. RETIREMENT PLAN                   13.3
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND                             6.3
                                       8650 FLAIR DRIVE
                                       E. MONTE, CA  96731-3011

BEA Emerging Markets Equity Portfolio  Wachovia Bank North Carolina Trust for Carolina          15.7
(Class V)                              Power & Light Co. Supplemental Retirement Trust
                                       301 N. Main Street
                                       Winston-Salem, NC  27101


PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

                                       WACHOVIA BANK OF NORTH CAROLINA                           5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                   30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES RETIREMENT SYSTEM              10.8
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR 72201

                                       NORTHERN Trust                                           12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675

                                       AMHERST H. Wilder Foundation                              5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

BEA US Core Equity Portfolio           Bank of New York                                         45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY  10286

                                       WERNER & Pfleiderer Pension                               7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ  07446

                                       WASHINGTON HEBREW CONGREGATION                           11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                               6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900

BEA US Core Fixed Income Portfolio     New England UFCW & Employers' Pension Fund Board         24.5
(Class Y)                              of Trustees
                                       161 Forbes Road, Suite 201
                                       Braintree, MA  02184


PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

                                       W.M. BURKE REHABILITATION                                 5.4
                                       HOSPITAL INC.
                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605

                                       PATTERSON & Co.                                           8.9
                                       P.O. Box 7829
                                       Philadelphia, PA  19102

                                       MAC & CO                                                  6.9
                                       FAO 176-655
                                       ROBF1766552
                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

                                       BANK OF NEW YORK                                          9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286

                                       CITIBANK NA                                              12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income Portfolio      Sunkist Master Trust                                     36.0
(Class Z)                              14130 Riverside Drive
                                       Sherman Oaks, CA  91423

                                       PATTERSON & CO.                                          25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101

                                       KEY Trust Co. of Ohio                                    20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202- 1559

                                       MARY E. MORTEN                                            6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017
                                       ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio      William A. Marquard                                       37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY   40311



PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

                                       ARNOLD Leon                                              12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008

                                       IRWIN Bard                                                6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                 5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123

N/I MICRO CAP Fund                     CHARLES SCHWAB & CO. Inc.                                15.8
(CLASS FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       Attn: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       CHASE MANHATTAN BANK                                     27.1
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                              5.6
                                       C/O FIDUCIARY TRUST CO. INTL
                                       P. O. BOX 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008


N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                21.2
(Class GG)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       U S EQUITY INVESTMENT PORTFOLIO LP                       18.7
                                       C/O ASSET MANAGEMENT ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447


PORTFOLIO                              NAME AND ADDRESS                                    PERCENT OWNED
---------                              ----------------                                    -------------

                                       BANK OF NEW YORK                                          9.8
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE FUND (CLASS HH)   CHARLES SCHWAB & CO. INC.                                24.4
                                       SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott Money Market   Janney Montgomery Scott                                  100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

JANNEY Montgomery Scott Municipal      JANNEY Montgomery Scott                                  100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
MARKET)

Janney Montgomery Scott Government     Janney Montgomery Scott                                  100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT OBLIGATIONS   Philadelphia, PA  19103-1675
MONEY)

JANNEY Montgomery Scott New York       JANNEY Montgomery Scott                                  100
Municipal Money Market Portfolio       1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)    Philadelphia, PA  19103-1675


                  As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                            AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                            AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Service for bonds:

                            Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                            Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF MUNICIPAL NOTES RATINGS

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   -------------
CERTIFICATES OF DEPOSIT--12.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.500% 01/13/97 ........................        $50,000   $ 50,000,000
Mellon Bank
   5.540% 02/07/97 ........................         50,000     50,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.2%
Bank of Tokyo-Mitsubishi
   5.600% 11/04/96 ........................         25,000     25,000,000
Banque Nationale de Paris
   5.430% 09/30/96 ........................         50,000     50,000,392
Swedbank
   5.530% 09/12/96 ........................         30,000     30,000,090
   5.440% 11/06/96 ........................         75,000     75,001,356
                                                             ------------
                                                              180,001,838
                                                             ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $280,001,838) ................                   280,001,838
                                                             ------------
COMMERCIAL PAPER--56.1%
ASSET BACKED SECURITIES--5.8%
Corporate Receivables Corp.
   5.350% 11/21/96 ........................         25,000     24,699,063
   5.400% 01/15/97 ........................         25,800     25,273,680
Cxc, Inc.
   5.320% 11/20/96 ........................         30,000     29,645,333
Sigma Finance, Inc.
   5.420% 02/20/97 ........................         50,000     48,705,222
                                                             ------------
                                                              128,323,298
                                                             ------------
BANKS--2.3%
Chase Manhattan Corp.
   5.330% 01/10/97 ........................         25,000     24,515,118
National City Corp.
   5.270% 09/11/96 ........................         25,000     24,963,403
                                                             ------------
                                                               49,478,521
                                                             ------------


                                                  PAR
                                                 (000)        VALUE
                                                -------   -------------
CIGARETTES--3.0%
American Brands, Inc.
   5.300% 12/12/96 .....................        $21,000   $ 20,684,650
   5.290% 12/13/96 .....................         25,000     24,621,618
   5.480% 01/06/97 .....................         20,000     19,613,356
                                                          ------------
                                                            64,919,624
                                                          ------------
FINANCE SERVICES--1.7%
Countrywide Funding Corp.
   5.450% 10/18/96 .....................         38,000     37,729,619
                                                          ------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.3%
Newell Co.
   5.320% 09/12/96 .....................         50,000     49,918,722
                                                          ------------
PERSONAL CREDIT INSTITUTIONS--10.7%
BMW US Capital Corp.
   5.340% 09/09/96 .....................         33,196     33,156,607
   5.300% 09/16/96 .....................         50,000     49,889,583
Ford Motor Credit Corp.
   5.430% 10/22/96 .....................         50,000     49,615,375
   5.400% 12/12/96 .....................         50,000     49,235,000
General Motors Acceptance Corp.
   5.580% 12/26/96 .....................         30,000     29,460,600
   5.460% 02/12/97 .....................         25,000     24,378,167
                                                          ------------
                                                           235,735,332
                                                          ------------
PETROLEUM REFINING--1.1%
Repsol Int'l Finance B.V.
   5.370% 12/27/96 .....................         25,000     24,563,688
                                                          ------------
PHARMACEUTICAL PREPARATIONS--2.7%
American Home Products Corp.
   5.250% 09/03/96 .....................         60,000     59,982,500
                                                          ------------
SEARCH, DETECTION, NAVIGATION,
GUIDANCE AERONAUTIC SYSTEMS--4.5%
Raytheon Co.
   5.280% 09/17/96 .....................        100,000     99,765,333
                                                          ------------

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)         VALUE
                                                   --------   --------------
SECURITY BROKERS & DEALERS--12.9%
Lehman Brothers Holdings Inc.
   5.500% 09/12/96 ..........................      $ 55,000   $   54,907,569
Merrill Lynch & Co. Canandian DCP
   5.500% 11/18/96 ..........................        50,000       49,404,167
Morgan Stanley Group, Inc.
   5.400% 09/23/96 ..........................        25,000       24,917,500
   5.300% 10/21/96 ..........................        50,000       49,631,945
   5.310% 12/13/96 ..........................        30,000       29,544,225
Nomura Holding America, Inc.
   5.510% 10/24/96 ..........................        25,000       24,797,201
   5.380% 11/14/96 ..........................        50,000       49,447,056
                                                              --------------
                                                                 282,649,663
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--9.1%
American Express Credit Corp.
   5.280% 09/05/96 ..........................       100,000       99,941,333
Sears Roebuck Acceptance Corp.
   5.310% 09/04/96 ..........................        50,000       49,977,875
   5.480% 10/31/96 ..........................        50,000       49,543,333
                                                              --------------
                                                                 199,462,541
                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,232,528,841) ................                  1,232,528,841
                                                              --------------
MUNICIPAL BONDS--5.4%
CALIFORNIA--0.9%
San Bernardino County California
   Certificate of Participation County
   Center Refinancing Project,
   Series 1995 (LOC Canadian
   Imperial Bank of Commerce)(DOUBLE DAGGER)
   5.650% 09/07/96 ..........................         7,800        7,800,000
Adventist Health Systems West
   Series 1988 (LOC-First Interstate
   Bank of California)(DAGGER)
   3.750% 09/04/96 ..........................        12,925       12,925,000
                                                              --------------
                                                                  20,725,000
                                                              --------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue
   (LOC Sun Bank, N.A.)(DOUBLE DAGGER)
   5.650% 09/05/96 ..........................         2,900        2,900,000
                                                              --------------


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority (Emory U.)(DOUBLE DAGGER)
   5.450% 09/04/96 ......................       $10,100   $10,100,000
                                                          -----------
ILLINOIS--0.8%
Barton Healthcare Taxable Revenue
   Bonds Series 1995 DN (LOC-
   American Nation Bank)(DAGGER)
   5.550% 09/04/96 ......................        12,455    12,455,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992
   (LOC-Societe Generale)(DOUBLE DAGGER)
   5.650% 09/04/96 ......................           600       600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville CORP Project)
   Series 1993-B (LOC-First National
   Bank of Chicago)(DOUBLE DAGGER)
   5.550% 09/04/96 ......................         4,400     4,400,000
                                                          -----------
                                                           17,455,000
                                                          -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (LOC-Societe Generale)
   VRDN(DAGGER)
   5.550% 09/04/96 ......................         4,200     4,200,000
                                                          -----------
MINNESOTA--0.2%
Fairview Hospital And Healthcare Services
   Taxable ADJ Convertible Extendable
   Securities Series 1994
   (MBIA Insurance) VRDN(DAGGER)
   5.550% 09/05/96 ......................         5,100     5,100,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, Mississippi
   (LOC-RaboBank Nederland)
   IDRB VRDN(DAGGER)
   5.450% 09/04/96 ......................         1,400     1,400,000
   5.450% 09/04/96 ......................         2,155     2,155,000

                 See Accompanying Notes to Financial Statements.

                             THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                -------   -----------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   Taxable IDRB (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corporation Guaranty)
   (LOC-Sun Bank, N.A.) VRDN(DAGGER)
   5.550% 09/04/96 .....................        $14,000   $ 14,000,000
Mississippi Business Finance Corp.
   Taxable IDRB VRDN(DAGGER)
   5.450% 09/07/96 .....................          3,200      3,200,000
                                                          ------------
                                                            20,755,000
                                                          ------------
NEW YORK--0.6%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable Securities
   Series 1990  (LOC-Morgan
   Guaranty Trust Company) VRDN(DAGGER)
   5.500% 09/04/96 .....................         12,300     12,300,000
                                                          ------------
NORTH CAROLINA--0.6%
Community Health Systems, Inc.
   Taxable (LOC-First Union National
   Bank of North Carolina)
   Series 1991-A(DAGGER)
   5.700% 09/04/96 .....................            400        400,000
City of Ashville North Carolina
   (LOC-Wachovia Bank of N.C.)
   Tax Corp.(DAGGER)
   5.400% 09/04/96 .....................         12,700     12,700,000
                                                          ------------
                                                            13,100,000
                                                          ------------
TEXAS--0.7%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project
   Series 1990 (LOC-Citibank N.A.)
   VRDN(DAGGER)
   5.550% 09/04/96 .....................         14,800     14,800,000
                                                          ------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,435,000) .............                   121,435,000
                                                          ------------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ------------
REVENUE ANTICIPATION NOTES--0.3%
MANDATORY PUT BONDS--0.3%
Bremen, Inc. Tax Adjustable Notes
   (LOC-Society National Bank)
   5.500% 09/05/96 ........................        $ 6,000   $  6,000,000
                                                             ------------
     TOTAL REVENUE ANTICIPATION NOTES
       (Cost $6,000,000) ..................                     6,000,000
                                                             ------------
CORPORATE OBLIGATIONS--10.2%
BANKS--2.3%
Norwest Corp.(DAGGER)
   5.398% 09/28/96 ........................         50,000     50,000,000
                                                             ------------
PERSONAL CREDIT INSTITUTIONS--0.9%
General Motors Acceptance Corp.
   5.410% 09/01/96(DAGGER) ................          5,000      4,998,894
General Motors Acceptance Corp.
   7.900% 03/12/97 ........................         14,750     14,950,198
                                                             ------------
                                                               19,949,092
                                                             ------------
SECURITY BROKERS & DEALERS--7.0%
Bear Stearns & Co., Inc.
   5.290% 03/11/97 ........................         20,000     20,000,000
Goldman Sachs Group, LP
   5.711% 11/06/96(DAGGER) ................         53,000     53,000,000
Lehman Brothers Holdings Inc.
   5.600% 09/05/96(DAGGER) ................         50,000     50,000,000
Merrill Lynch & Co.
   5.000% 12/15/96 ........................          5,000      4,991,584
   5.120% 02/27/97 ........................         25,000     24,997,555
                                                             ------------
                                                              152,989,139
                                                             ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $222,938,231) ................                   222,938,231
                                                             ------------
AGENCY OBLIGATIONS--2.5%
Student Loan Marketing Association(DAGGER)
   5.390% 09/03/96 ........................         25,000     24,994,375
   5.410% 09/03/96 ........................         10,000     10,000,000
   5.420% 09/03/96 ........................         20,000     20,000,000
                                                             ------------
    TOTAL AGENCY OBLIGATIONS
       (Cost $54,994,375) .................                    54,994,375
                                                             ------------

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   --------------
TIME DEPOSITS--12.6%
Bank of Tokyo-Mitsubishi
   5.375% 09/03/96 ..........................      $76,800   $   76,800,000
Dai-ichi Kangyo Bank
   5.406% 09/05/96 ..........................       50,000       50,000,000
First National Bank of Boston
   5.344% 09/05/96 ..........................       50,000       50,000,000
First Union National Bank of NC
   5.250% 09/03/96 ..........................      100,000      100,000,000
                                                             --------------
     TOTAL TIME DEPOSITS
       (Cost $276,800,000) ..................                   276,800,000
                                                             --------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $2,194,698,285*) ...................                 2,194,698,285
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .....................                     1,125,153
                                                             --------------
NET ASSETS (Applicable to
   1,109,351,734 Bedford shares,
   202,360 Cash Preservation shares,
   561,873,247 Janney Montgomery
   Scott shares, 61,412 RBB shares,
   524,367,399 Sansom Street shares
   and 800 other shares)--100.0% ............                $2,195,823,438
                                                             ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,195,823,438 (DIVIDE) 2,195,856,952) ..                         $1.00
                                                                      =====
*  Also cost for Federal income tax purposes
(DAGGER) Variable Rate Obigations -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ............................Variable Rate Demand Note
LOC ......................................Letter of Credit
IDR.........................Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

Investment Income
   Interest ..................................   $118,092,977
                                                 ------------

Expenses
   Investment advisory fees ..................      7,702,090
   Distribution fees .........................      9,304,376
   Service organization fees .................        471,499
   Directors' fees ...........................         38,473
   Custodian fees ............................        345,973
   Transfer agent fees .......................      3,044,149
   Legal fees ................................         77,139
   Audit fees ................................         61,049
   Registration fees .........................        434,000
   Insurance expense .........................         43,932
   Printing fees .............................        426,220
   Miscellaneous .............................          1,884
                                                 ------------
                                                   21,950,784

   Less fees waived ..........................     (3,543,632)
   Less expense reimbursement
     by advisor ..............................       (342,158)
                                                 ------------
        Total expenses .......................     18,064,994
                                                 ------------
   Net investment income .....................    100,027,983
                                                 ------------
   Realized loss on investments ..............        (12,987)
                                                 ------------
   Net increase in net assets
     resulting from operations ...............    $100,014,996
                                                 =============


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                   FOR THE           FOR THE
                                                 YEAR ENDED        YEAR ENDED
                                               AUGUST 31, 1996   AUGUST 31, 1995
                                               ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ....................   $  100,027,983     $  64,913,329
  Net loss on investments ..................          (12,987)          (18,463)
                                               --------------     -------------
  Net increase in net assets
    resulting from operations ..............      100,014,996        64,894,866
                                               --------------     -------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares .........................      (49,874,649)      (38,765,552)
    Cash Preservation shares ...............          (10,092)          (11,336)
    Janney Montgomery Scott shares .........      (24,434,566)       (4,784,092)
    RBB shares .............................           (2,630)           (2,530)
    Sansom Street shares ...................      (25,706,046)      (21,349,819)
                                               --------------    --------------
      Total distributions
        to shareholders ....................     (100,027,983)      (64,913,329)
                                               --------------    --------------
Net capital share transactions .............      374,464,737       736,630,198
                                               --------------    --------------
Total increase in net assets ...............      374,451,750       736,611,735

Net Assets:
  Beginning of year ........................    1,821,371,688     1,084,759,953
                                               --------------    --------------
  End of year ..............................   $2,195,823,438    $1,821,371,688
                                               ==============    ==============


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                    MONEY MARKET PORTFOLIO
                                    -----------------------------------------------------------------------------------
                                        FOR THE          FOR THE         FOR THE           FOR THE          FOR THE
                                       YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                    AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                    ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year ................   $   1.00         $   1.00         $   1.00          $  1.00          $   1.00
                                       --------         --------         --------          -------          --------
Income from investment operations:
  Net investment income ............     0.0518           0.0543           0.0334           0.0304            0.0435
  Net gains on securities
   (both realized and unrealized) ..         --               --               --               --            0.0007
                                       --------         --------         --------         --------          --------
    Total from investment
       operations ..................     0.0518           0.0543           0.0334           0.0304            0.0442
                                       --------         --------         --------         --------          --------

Less distributions
  Dividends (from net
    investment income) .............    (0.0518)         (0.0543)         (0.0334)         (0.0304)          (0.0435)
  Distributions (from
    capital gains) .................         --               --               --               --           (0.0007)
                                       --------         --------         --------         --------          --------
    Total distributions ............    (0.0518)         (0.0543)         (0.0334)         (0.0304)          (0.0442)
                                       --------         --------         --------         --------          --------
Net asset value, end of year .......   $   1.00         $   1.00         $   1.00         $   1.00          $   1.00
                                       ========         ========         ========         ========          ========
Total Return .......................      5.30%            5.57%            3.39%            3.08%             4.51%
Ratios /Supplemental Data
  Net assets, end of year ..........   $524,359         $441,614         $373,745         $190,794          $228,079
  Ratios of expenses to average
    net assets .....................     .48%(a)          .39%(a)          .39%(a)          .34%(a)           .35%(a)
  Ratios of net investment income
   to average net assets ...........      5.18%            5.43%            3.34%            3.04%             4.35%


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60% and .61% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

(b) Financial highlights relate soley to the Sansom Street Class of shares within the portfolio.


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31,1996

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, and the Bradford Family. The Sansom Street Family represents interests in the Money Market Portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumption that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31,1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:
                    .45% of first $250 million of net assets;
                    .40% of next $250  million of net assets;
                    .35%  of net  assets  in  excess  of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the investment portfolio were as follows:

             GROSS                                              NET
            ADVISORY                                         ADVISORY
              FEE                    WAIVER                     FEE
         --------------          --------------           --------------
           $7,702,090             $(3,527,715)              $4,174,375

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                     GROSS                             NET
                                TRANSFER AGENCY                 TRANSFER AGENCY
                                      FEE            WAIVER            FEE
                                --------------- -------------- ---------------
     Bedford Class                $1,658,468      $     --        $1,658,468
     Cash Preservation Class           8,613        (7,971)              642
     Janney Montgomery
       Scott Class                 1,045,385            --         1,045,385
     RBB Class                         8,149        (7,946)              203
     Sansom Street Class             323,534            --           323,534
                                  ----------      --------        ----------
            Total                 $3,044,149      $(15,917)       $3,028,232
                                  ==========      ========        ===========

     The Fund, on behalf of each class of shares within this investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31,1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the year ended August 31, 1996, distribution fees for each class were as follows:
                                                                 DISTRIBUTION
                                                                      FEE
                                                                 ------------
                    Bedford Class                                  $5,826,142
                    Cash Preservation Class                               858
                    Janney Montgomery Scott Class                   3,161,043
                    RBB Class                                             226
                    Sansom Street Class                               316,107
                                                                   ----------
                           Total                                   $9,304,376
                                                                   ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996 service organization fees were $471,499 for the Money Market Portfolio.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:


                                               MONEY MARKET PORTFOLIO
                                    --------------------------------------------
                                        FOR THE                     FOR THE
                                      YEAR ENDED                  YEAR ENDED
                                    AUGUST 31, 1996             AUGUST 31, 1995
                                    ---------------             ---------------
                                         VALUE                       VALUE
                                    ---------------             ---------------
Shares sold:
   Bedford Class                    $ 3,797,592,288             $ 2,966,911,277
   Cash Preservation Class                  122,344                      84,527
   Janney Montgomery Scott Class      2,359,936,867                 855,058,809
   RBB Class                                584,206                      31,504
   Sansom Street Class                2,191,596,362               1,864,628,110
Shares issued in reinvestment
 of dividends:
   Bedford Class                         49,290,088                  37,681,204
   Cash Preservation Class                   10,084                      11,226
   Janney Montgomery Scott Class         24,077,173                   4,534,944
   RBB Class                                  2,625                       2,500
   Sansom Street Class                   18,389,361                  16,689,941
Shares repurchased:
   Bedford Class                     (3,673,362,904)             (2,779,499,052)
   Cash Preservation Class                 (165,733)                    (91,268)
   Janney Montgomery Scott Class     (2,265,789,890)               (415,944,656)
   RBB Class                               (580,821)                    (23,917)
   Sansom Street Class               (2,127,237,313)             (1,813,444,951)
                                    ---------------             ---------------
Net increase                        $   374,464,737             $   736,630,198
                                    ===============             ===============
Sansom Street Shares authorized       1,000,000,000               1,000,000,000
                                    ===============             ===============

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31,1996

NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                     Capital paid-in:
                        Bedford Class                          $1,109,351,734
                        Cash Preservation Class                       202,360
                        Janney Montgomery Scott Class             561,873,247
                        RBB Class                                      61,412
                        Sansom Street Class                       524,367,399
                        Other Classes                                     800

                     Accumulated net realized gain (loss)
                        on investments
                        Bedford Class                                 (17,400)
                        Cash Preservation Class                            (3)
                        Janney Montgomery Scott Class                  (7,821)
                        RBB Class                                          (1)
                        Sansom Street Class                            (8,289)
                                                               --------------
                                                               $2,195,823,438
                                                               ==============


NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, $33,513 capital loss carryovers were available to offset future realized gains of which $2,062 expires in 2002, $18,464 expires in 2003 and $12,987 expires in 2004.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31,1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Bedford, Cash Preservation, Janney Montgomery Scott and RBB. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY



                                                                    MONEY MARKET PORTFOLIO
                                    -----------------------------------------------------------------------------------
                                        FOR THE          FOR THE         FOR THE           FOR THE          FOR THE
                                       YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                    AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                    ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year ................  $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
                                      ----------       ----------       ----------       ----------       ----------
Income from investment operations:
  Net investment income ............      0.0469           0.0486           0.0278           0.0243           0.0375
  Net gains on securities (both
   realized and unrealized) ........          --               --               --               --           0.0007
                                      ----------       ----------       ----------       ----------       ----------
     Total from investment
      operations ...................      0.0469           0.0486           0.0278           0.0243           0.0382
                                      ----------       ----------       ----------       ----------       ----------

Less distributions
  Dividends (from net
   investment income) ..............     (0.0469)         (0.0486)         (0.0278)         (0.0243)         (0.0375)
  Distributions (from
   capital gains) ..................          --               --               --               --          (0.0007)
                                      ----------       ----------       ----------       ----------       ----------
     Total distributions ...........     (0.0469)         (0.0486)         (0.0278)         (0.0243)         (0.0382)
                                      ----------       ----------       ----------       ----------       ----------
Net asset value, end of year .......  $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
                                      ==========       ==========       ==========       ==========       ==========
Total Return .......................       4.79%            4.97%            2.81%            2.46%            3.89%
Ratios /Supplemental Data
  Net assets, end of year (000) ....  $1,109,334       $  935,821       $  710,737       $  782,153       $  736,842
  Ratios of expenses to average
   net assets ......................      .97%(a)          .96%(a)          .95%(a)          .95%(a)          .95%(a)
  Ratios of net investment income
   to average net assets ...........       4.69%            4.86%            2.78%            2.43%            3.75%


(a) Without the waiver of advisory and fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19%, and 1.20% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.


                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31,1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT MONEY FUNDS

                                                   MONEY MARKET PORTFOLIO
                                             -----------------------------------
                                                                 FOR THE PERIOD
                                                 FOR THE          JUNE 12, 1995
                                                  YEAR          (COMMENCEMENT OF
                                                  ENDED          OPERATIONS) TO
                                             AUGUST 31, 1996    AUGUST 31, 1995
                                             ---------------    ----------------
     Net asset value,
       beginning of period ..................   $   1.00           $   1.00
                                                --------           --------
     Income from investment
       operations:
       Net investment income ................     0.0465             0.0112
                                                --------           --------
         Total from investment
           operations .......................     0.0465             0.0112
                                                --------           --------
     Less distributions
       Dividends (from net
       investment income) ...................    (0.0465)           (0.0112)
                                                --------           --------
         Total distributions ................    (0.0465)           (0.0112)
                                                --------           --------
     Net asset value, end of period .........   $   1.00           $   1.00
                                                ========           ========
     Total Return ...........................      4.76%            5.30%(b)
     Ratios /Supplemental Data
       Net assets, end of period (000) ......   $561,865           $443,645
       Ratios of expenses to
         average net assets .................    1.00%(a)        1.00%(a)(b)
       Ratios of net investment income to
         average net assets .................      4.65%            5.04%(b)


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the year ended August 31, 1996 and 1.23% annualized for the period ended August 31, 1995.
(b)  Annualized.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



------------------------------------------------------
                     CONTENTS


                                                  PAGE
Introduction ...................................     2
Financial Highlights ...........................     3
Investment Objectives and Policies .............     5
Additional Investment Objectives and Policies ..     7
Purchase and Redemption of Shares ..............    10
Distribution of Shares .........................    13
Shareholder Servicing ..........................    14
Management .....................................    14
Dividends and Distributions ....................    16
Taxes ..........................................    16
Description of Shares ..........................    17
Other Information ..............................    18


INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Ballard Spahr Andrews & Ingersoll
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

                             MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.


     The Sansom Street Family consists of three classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares ("Sansom Street Shares" or "Shares") of one of such classes (the "Sansom Street Class" or "Class") are offered by this Prospectus and represent interests in the Fund's Money Market Portfolio, (the "Portfolio").

     The investment objective of the portfolio is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


     Counsellors Securities Inc. acts as distributor for the Fund, PNC Institutional Management Corporation serves as investment adviser for the Fund, PNC Bank, National Association serves as sub-adviser for the Portfolios and custodian for the Fund and PFPC Inc. serves as transfer and dividend disbursing agent for the Fund.


     Sansom Street Shares are sold by the Fund's distributor to customers maintaining accounts with banks affiliated with PNC Bank Corp. (the "Banks"). Sansom Street Shares will be sold to customers, including individuals, trusts, partnerships and corporations, who maintain accounts (such as custody, trust or escrow accounts) with the Banks, and who have authorized the Banks to invest in the Fund. Shares are sold and redeemed without any purchase or redemption charge imposed by the Fund, although the Banks may receive compensation from the Fund for services provided in connection with the purchase or redemption of shares. See "Shareholder Servicing." Sansom Street Shares are also sold through any broker that has entered into a dealer agreement with the Fund's Distributor.


     This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge by calling the Fund's distributor at (800) 888-9723.




--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------



PROSPECTUS                                                      December 3, 1996

INTRODUCTION
--------------------------------------------------------------------------------


     The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate nineteen separate investment portfolios. Shares of the Class of the Fund offered by this Prospectus represent interests in the Fund's Money Market Portfolio (the "Money Market Portfolio" or the "Portfolio").


     The investment objective of the Portfolio is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and which present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

     The Portfolio seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.


     The  Portfolio's   investment  adviser  is  PNC  Institutional   Management
Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to the Portfolio and as custodian to the Fund, and PFPC Inc.
("PFPC") serves as transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's shares.


     An investment in the Portfolio is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." The Fund was created in 1988 and its investment portfolios commenced operations on or after September 30, 1988. The Portfolio, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of asset-backed securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

     For detailed information of how to purchase or redeem Sansom Street Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."


FEE TABLE
ANNUAL FUND OPERATING EXPENSES (SANSOM STREET CLASS)
     AFTER EXPENSE REIMBURSEMENTS AND WAIVERS(3)                  MONEY MARKET
                                                                   PORTFOLIO
                                                                  ------------
Management fees (after waivers)(1) .............................      .20%
12b-1 fees (after waivers)(1) ..................................      .06
Other Expenses (after reimbursements)(2) .......................      .22
                                                                      ---
Total Fund Operating Expenses (Sansom Street Class)
   (after waivers and reimbursements) ..........................      .48%
                                                                      ===

(1) Management fees and 12b-1 fees are each based on average daily net assets and are calculated daily and paid monthly.

(2) Includes for such Class a .10% shareholder servicing fee calculated based upon the assets in the class attributable to bank clients.

(3) Before Expense Reimbursements and Waivers for the Money Market Portfolio, Management fees would be .37%, 12b-1 fees would be .06%; OtherExpenses would be .22% andTotalFund Operating Expenses would be .65%.

EXAMPLE

     An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                            1 YEAR       3 YEARS         5 YEARS      10 YEARS
                            ------       -------         -------      --------
Money Market*                 $5           $15             $27          $60

* Other Classes of this Portfolio are sold with different fees and expenses.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Sansom Street Class) After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Sansom Street Class of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser," "Distribution of Shares" and "Shareholder Servicing" below.) Expense figures are based on actual costs and fees charged to the class. The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. In addition, the investment adviser is currently voluntarily assuming additional expenses of the Portfolio. There can be no assurance that the investment adviser will continue to assume such expenses. Assumption of additional expenses will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.


     From time to time the Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     The yield of any investment is generally a function of portfolio quality and maturity, type of investment, operating expenses and market conditions. The yield on shares of the Sansom Street Class will fluctuate and is not necessarily representative of future results. Any fees charged by the Banks or broker-dealers directly to their customers in connection with investments in the Portfolio are not reflected in the yields on the Portfolio's shares, and such fees, if charged, will reduce the actual return received by customers on their investments. The yield on Shares of the Sansom Street Class may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The table below sets forth certain information concerning the investment results of the Sansom Street Class for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1992 through August 31, 1996, are a part of the Fund's financial statements for the Portfolio which have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose current report thereon appears in the Statement of Additional Information along with the financial statement. The financial data for such Portfolio for the periods ended August 31, 1989, 1990 and 1991 are a part of previous financial statements audited by Coopers & Lybrand L.L.P. The financial data included in this table should be read in conjunction with the financial statement and related notes included in the Statement of Additional Information.

SANSOM STREET CLASS
                               THE RBB FUND, INC.
FINANCIAL HIGHLIGHTS (c)
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                     MONEY MARKET PORTFOLIO
                               --------------------------------------------------------------------


                                  FOR  THE         FOR  THE         FOR THE          FOR THE
                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                               AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                               ---------------  ---------------  ---------------  ---------------
Net asset value,
   beginning of period ........    $   1.00        $   1.00          $   1.00         $   1.00
                                   --------        --------          --------         --------
Income from investment
   operations:
   Net investment income ......      0.0518          0.0543            0.0334           0.0304
   Net gains on securities
     (both realized
     and unrealized) ..........          --              --                --               --
                                   --------        --------          --------         --------
       Total from investment
         operations ...........      0.0518          0.0543            0.0334           0.0304
                                   --------        --------          --------         --------
Less distributions
   Dividends (from net
     investment income) .......     (0.0518)        (0.0543)          (0.0334)         (0.0304)
   Distributions (from
     capital gains) ...........          --              --                --               --
                                   --------        --------          --------         --------
       Total distributions ....     (0.0518)        (0.0543)          (0.0334)         (0.0304)
                                   --------        --------          --------         --------
Net asset value, end of
   period .....................    $   1.00        $   1.00          $   1.00         $   1.00
                                   ========        ========          ========         ========
Total Return ..................       5.30%           5.57%             3.39%            3.08%
Ratios/Supplemental Data
   Net assets, end of
     period (000) .............    $524,359        $441,614          $373,745         $190,794
   Ratios of expenses
     to average net assets ....      .48%(a)         .39%(a)           .39%(a)          .34%(a)
   Ratios of net investment
     income to average
     net assets ...............       5.18%           5.43%             3.34%            3.04%





                                                          MONEY MARKET PORTFOLIO
                               ------------------------------------------------------------------------
                                                                                       FOR THE PERIOD
                                                                                     SEPTEMBER 30, 1988
                                    FOR THE          FOR THE          FOR THE          (COMMENCEMENT
                                   YEAR ENDED       YEAR ENDED       YEAR ENDED      OF OPERATIONS) TO
                                 AUGUST 31, 1992  AUGUST 31, 1991  AUGUST 31, 1990    AUGUST 31, 1989
                                 ---------------  ---------------  ---------------   ------------------
Net asset value,
   beginning of period ........      $   1.00         $   1.00        $   1.00            $   1.00
                                     --------         --------        --------            --------
Income from investment
   operations:
   Net investment income ......        0.0435           0.0684          0.0810              0.0818
   Net gains on securities
     (both realized
     and unrealized) ..........        0.0007               --              --                  --
                                     --------         --------        --------            --------
       Total from investment
         operations ...........        0.0442           0.0684          0.0810              0.0818
                                     --------         --------        --------            --------
Less distributions
   Dividends (from net
     investment income) .......       (0.0435)         (0.0684)        (0.0810)            (0.0818)
   Distributions (from
     capital gains) ...........       (0.0007)              --              --                  --
                                     --------         --------        --------            --------
       Total distributions ....       (0.0442)         (0.0684)        (0.0810)            (0.0818)
                                     --------         --------        --------            --------
Net asset value, end of
   period .....................      $   1.00         $   1.00        $   1.00            $   1.00
                                     ========         ========        ========            ========
Total Return ..................         4.51%            7.06%           8.40%             9.25%(b)
Ratios/Supplemental Data
   Net assets, end of
     period (000) .............      $228,079         $138,418        $106,743            $ 79,656
   Ratios of expenses
     to average net assets ....        .35%(a)          .37%(a)         .47%(a)          .50%(a)(b)
   Ratios of net investment
     income to average
     net assets ...............         4.35%            6.84%           8.10%             9.04%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60%, .61%, .61% and .73% for the years ended August 31, 1996, 1995, 1994, 1993,
     1992, 1991, and 1990, respectively, and .83% annualized for the period ended August 31, 1989.


(b)  Annualized.

(c) Financial Highlights relate solely to the Sansom Street Class of Shares within the portfolio.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------


                             MONEY MARKET PORTFOLIO

     The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

     BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

     COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating categories are described in the Appendix to the Statement of Additional Information ("SAI"). The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

     Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is a U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

     VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to the Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

     ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued and guaranteed by U.S. Government Agencies and instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations."

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

     MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Additional Investment Objectives and Policies."

     GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (e.g., commercial paper rated "A-1" or "A-2" by S&P), (3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

ADDITIONAL INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     MUNICIPAL OBLIGATIONS. The Portfolio may invest in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

     The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

     The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law.
Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

     The Money Market Portfolio's investment objectives and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of all outstanding shares representing interests in the Portfolio. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Money Market Portfolio will be achieved. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Money Market Portfolio may not:

         1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

         2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

         3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

         4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

         1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three Business Days (as defined below). "First Tier Securities" include eligible securities that
     (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

         2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

         3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

                               PURCHASE PROCEDURES

     Sansom Street Shares are sold without a sales load on a continuous basis by the Fund's Distributor. Purchase of Shares may be made through the Banks acting on behalf of their customers, including individuals, trusts, partnerships and corporations who maintain accounts (such as custody, trust or escrow accounts) with the Banks and who have authorized the Bank to invest in the Fund on the customer's behalf. Investors may also purchase shares through any broker that has entered into a dealer agreement with the Fund's Distributor (a "Dealer"). The minimum initial investment by an investor is $1,500. There is no minimum subsequent investment.

     Purchases of Shares may be effected through the customer's accounts at the Banks or investor accounts with the Dealer through procedures established in connection with the requirements of accounts at the Banks or at such Dealer. Confirmations of share purchases and redemptions will be sent to the Banks or such Dealer. Beneficial ownership of Sansom Street Shares will be recorded by the Banks or such Dealer and reflected in the account statements provided by such Banks or by such Dealer to investors. If you wish to purchase Sansom Street Shares, contact your Bank or the Dealer.

     The Banks may also impose minimum customer account requirements. Although the Banks do not impose a sales charge for purchases of Sansom Street Shares, depending upon the terms of the particular customer account, the Banks may charge the account fees for automatic investment and other cash management services. Information concerning these minimum account requirements, services and any charges will be provided by the Banks before the customer authorizes the initial purchase of shares. This Prospectus should be read in conjunction with any information received from the Banks. See "Shareholder Servicing."

     The Portfolio is also available through Robertson Stephens, a registered broker-dealer that has entered into a dealer Agreement with the Fund's Distributor. For distribution services with respect to shares of the Portfolio held by this firm, the Fund's Distributor, pays Robertson Stephens up to .25% of the annual average value of such accounts. Purchases made through this program does not require customers to pay a transaction fee.

     DIRECT PURCHASES THROUGH A DEALER. An investor may make an initial investment by mail by fully completing and signing an application obtained from a Dealer (an "Application") and mailing it, together with a check payable to "Sansom Street Money Market" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

     The Fund reserves the right to reject any purchase order.

     All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after receipt of the order and Federal Funds are available to the Fund. Purchase orders received after its close of business are priced at the net asset value next determined on the following Business Day. In those cases in which an investor pays for Shares by check, Federal Funds will generally become available two Business Days after the check is received. Purchase orders for Shares are accepted only on days on which both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open ("Business Days").

     Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Fund in connection with the investment of fiduciary funds in Sansom Street Shares. See "Shareholder Servicing." Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Sansom Street Shares. See also "Management--Banking Laws."

                              REDEMPTION OF SHARES

     Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. It is the responsibility of the Banks, or a broker-dealer that has entered into a dealer Agreement with the Fund's Distributor to transmit promptly to PFPC a customer's redemption request. In the case of shareholders holding share certificates, the certificates must accompany the redemption request. Investors may redeem all or some of their shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT FOR BANK CUSTOMERS. A bank customer may redeem all or part of his Sansom Street Shares in accordance with instructions and limitations pertaining to his account at the Bank. Redemption orders are effected at the net asset value per share determined after receipt of the order by PFPC. Payment for redemption orders received by PFPC on a Business Day before 12:00 noon Eastern Time will be wired the same day in Federal Funds to the customer's account at the Bank, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. Payment for redemption orders which are received between 12:00 noon Eastern Time and 4:00 p.m. Eastern Time on a Business Day will be wired in Federal Funds to the customer's account on the next bank business day following receipt of the redemption request. No charge for wiring redemption payments is imposed by the Fund, although the Banks may charge their customer accounts for redemption services.

     REDEMPTION OF SHARES IN AN ACCOUNT FOR NON-BANK CUSTOMERS. An investor who beneficially owns Shares may redeem Shares in his account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next banking day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     An investor's brokerage firm will also redeem each day a sufficient number of Shares to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request to Sansom Street Money Market, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, a signature guarantee. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a stamp program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 430-9618 to determine whether the entity that will guarantee the signature is an eligible guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.


     Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800) 430-9618. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if the Fund does not employ such procedures it may be liable for any losses due to unauthorized or fraudulent tele-
phone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.


     The Fund's telephone transaction  procedures include the following measure:
(1)  requiring  the  appropriate  telephone  transaction  privilege  forms;  (2)
requiring the caller to provide the names of the account owners, the account social security number and the name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have checkwriting privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under the rules of the Investment Company Act of 1940 (the "1940 Act"), redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cashed at other banks.

                          OTHER REDEMPTION INFORMATION

     The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by the Fund's transfer agent of a request in proper form. However, Shares purchased by check will not be redeemed for a period up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time the Shares are redeemed, dividends on such Shares will accrue and be payable, and an investor will be entitled to exercise all other rights of beneficial ownership.

     The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in the Sansom Street Class involuntarily, on thirty days' notice, if such account drops below $500 and during such 30-day period the shareholder does not increase such account to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

                                 NET ASSET VALUE


     The net asset value per share of the Portfolio for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB, is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). The FRBis currently closed on weekends and the same holidays as the NYSE is closed [except Christmas Day (observed)] as well as Martin LutherKing, Jr. Day, Veterans Day andColumbus Day. The Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of the Portfolio is determined independently of any of the Fund's other investment portfolios.


     The Fund seeks to maintain for the Portfolio a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

     With the approval of the Board of Directors, the Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors Inc., with an address at 466 Lexington Avenue, New York, New York, acts as distributor for the Sansom Street Class of the Fund pursuant to a distribution contract (the "Distribution Contract") with the Fund on behalf of the Sansom Street Class. The Distributor pays for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Portfolio of the Fund as well as for related direct mail, advertising expenses and promotional expenses. The Distributor monitors the support services provided by the Banks as described in "Shareholder Servicing" below.

     The Board of Directors of the Fund approved and adopted the Distribution Contract and separate Plan of Distribution for the Sansom Street Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Sansom Street Class a distribution fee, which is accrued daily and paid monthly, of up to .20% on an annualized basis of the daily net assets of the Sansom Street Class. The actual amount of such compensation under the Plan is agreed upon by the Fund's Board of Directors and by the Distributor. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to the Sansom Street Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Sansom Street Class the fee set forth above. The Plan does not obligate the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan on behalf of the Sansom Street

Class. Thus, under the Plan, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     The Plan has been approved by the shareholders of the Sansom Street Class. Under the terms of Rule 12b-1, the Plan will remain in effect only if approved at least annually by the Fund's Board of Directors, including those Directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). The Plan may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the Sansom Street Class. The fee set forth above will be paid by the Fund on behalf of the Sansom Street Class to the Distributor unless and until the Plan is terminated or not renewed.

SHAREHOLDER SERVICING
--------------------------------------------------------------------------------

     The Fund has and will continue to enter into service agreements with the Banks pursuant to which the Banks will render certain support services to their customers in consideration for payment of .10% (on an annualized basis) of the average daily net asset value of such Shares. Such services may include aggregating and processing purchase and redemption requests from their customers and placing net purchase and redemption orders with PFPC; processing dividend payments from the Fund on behalf of their customers; providing information periodically to their customers showing their positions in the Sansom Street
Class; providing sub-accounting with respect to the Sansom Street Shares beneficially owned by their customers or the information necessary for sub-accounting; and providing certain statistical and factual information. In accordance with the conditions of an exemptive order granted by the Securities and Exchange Commission, each service agreement will provide that a Bank will waive its servicing fee with respect to the Sansom Street Class on any day to the extent necessary to assure that the servicing fee required to be accrued by such Class does not exceed the income of such Class on that day. Their customers who are beneficial owners of Sansom Street Shares should read this Prospectus in light of the terms governing their accounts with the Banks.

MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS


     The business and affairs of the Fund and each of its investment portfolios are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate nineteen separate investment portfolios. The Sansom Street Class represent interests in the Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER

     PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for the Portfolio. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for the Portfolio. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp. PNC Bank Corp., a multi-bank holding company.


     As investment adviser to the Portfolio, PIMC manages such Portfolio and is responsible for all purchases and sales of Portfolio securities. PIMC also assists generally in supervising the operations of the Portfolio, and maintains the

Portfolio's financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for the Portfolio with a broker, PIMC may take into account the sale by such broker of shares by the Fund, subject to the requirements of best execution.


     For the services provided to and expenses assumed by it for the benefit of the Money Market Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of the average daily net assets of such Portfolio in excess of $500 million. PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for the Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to the Portfolio (subject to certain adjustments). Such sub-advisory fees have no effect on the advisory fees payable by the Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to the Portfolio. Any such arrangement would have no effect on the advisory fees payable by the Portfolio to PIMC.


     For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% of the average net assets of the Money Market Portfolio. For the same period PIMC waived approximately .17% of the average net assets of the Money Market Portfolio.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

     The expenses of the Portfolio are deducted from the total income of the Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of the Fund, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, shareholder servicing payments, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

     The investment adviser has agreed to reimburse the Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

     The investment adviser may assume additional expenses of the Portfolio from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolio for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing the Portfolio's expense ratio and of decreasing yield to investors.


     For the Fund's fiscal year ended August 31, 1996, the Fund's total expenses were .65% of average net assets with respect to the Sansom Street Class of the Money Market Portfolio (not taking into account waivers and reimbursements of
 .17%).


BANKING LAWS

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of such a customer. PNC Bank, PIMC, PFPC, as well as the Banks, are subject to such banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of Banks in connection with the provision of support services to their customers, the Fund might be required to alter materially or cause the Fund to discontinue its arrangements with Banks generally and change its method of operations with respect to the Sansom Street Shares. It is not anticipated, however, that any change in the Fund's method of operations would affect its net asset value per share or result in a financial loss to any Customer.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Portfolio to the Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Sansom Street Class unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by the Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

     The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"). So long as the Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. The Portfolio does not intend to make distributions that will be eligible for the corporate dividends received deduction.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).


     The Fund offers multiple classes of shares in the Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE SANSOM STREET CLASS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE SANSOM STREET CLASS.

     Each share that represents an interest in the Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, shares of the Fund will be fully paid and non-assessable.

     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     Holders of shares of the Portfolio will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


     As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


     The Fund will issue share certificates for any Sansom Street Shares only upon the written request of a shareholder sent to PFPC.

OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES


     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll free (800) 430-9618.

                   ROBERTSON STEPHENS MONEY MARKET PORTFOLIO,
                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION

                  This Statement of Additional Information provides supplementary information pertaining to shares of a class (the "Sansom Street Shares" or the "Shares") representing interests in the Money Market Portfolio (the "Money Market Portfolio" or the "Portfolio") of The RBB Fund, Inc. (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectus of the Fund, dated December 3, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained by calling the Fund's distributor toll-free at (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.

                                    CONTENTS
                                                                      Prospectus
                                                        Page            Page
                                                        ----         ----------
General........................................           2              2
Investment Objectives and Policies.............           2              5
Directors and Officers ........................          11             N/A
Investment Advisory, Distribution and Servicing
         Arrangements .........................          14             14
Portfolio Transactions ........................          19             N/A
Purchase and Redemption Information ...........          20             10
Valuation of Shares ...........................          21             13
Taxes .........................................          23             16
Additional Information Concerning
         Fund Shares ..........................          28             17
Miscellaneous..................................          30             N/A
Financial Statements (Audited).................         F-1             N/A
Appendix ......................................         A-1             N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL

                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertaining to a class of shares (the "Sansom Street Class" or the "Class") representing interests in the Money Market Portfolio (the "Money Market Portfolio" or the "Portfolio") of the Fund. The Class is offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.

                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio has firm commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When the Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. The Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  The Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, such Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by either such Portfolio will not exceed 1/2 of 1% of the value of such Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  The Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

                  MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

                  Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio.

                  The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or "Prime-1" or "Prime-2" by Moody's) or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with 2(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies
(2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market Portfolio of securities that are rated by only one NRSRO or that are Unrated Securities.

                  ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities (including repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. The Money Market Portfolio repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS.

                  The Money Market Portfolio may not:

                            (1) borrow money, except from banks for temporary purposes and for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with such borrowing, and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of the borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                            (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;

                            (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                            (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                            (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                            (6) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                            (7) purchase or sell commodities or commodity contracts;

                            (8) invest in oil, gas or mineral exploration or development programs;

                            (9) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                            (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                            (11) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  With respect to limitation (b) above concerning industry concentration, the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission and would be disclosed in the Sansom Street Class Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                            1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                            2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                            3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                              --------------------

                  In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.


                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:

                                                      Principal Occupation
Name, Address and Age       Position with Fund        During Past Five Years
---------------------       ------------------        -------------------------

Arnold M. Reichman-48*      Director                  Since 1986, Managing
466 Lexington Avenue                                  Director and Assistant
New York, NY  10017                                   Secretary, E.M. Warburg,
                                                      Pincus & Co., Inc.; Since
                                                      1990, Chief Executive
                                                      Officer and since 1991,
                                                      Secretary, Counsellors
                                                      Securities Inc.; Officer
                                                      of various investment
                                                      companies advised by
                                                      Warburg, Pincus
                                                      Counsellors, Inc.

Robert Sablowsky-58**       Director                  Since OCTOBER 1996, SENIOR
110 Wall Street                                       VICE PRESIDENT OF
New York, NY  10005                                   FAHNESTOCK & CO., INC.
                                                      1985 TO 1996, Executive
                                                      Vice President of
                                                      Gruntal & Co., Inc.,
                                                      Director, Gruntal & Co.,
                                                      Inc.

Francis J. McKay-60         Director                  Since 1963, Executive
7701 Burholme Avenue                                  Vice President, Fox
Philadelphia, PA  19111                               Chase Cancer Center
                                                      (Biomedical research
                                                      and medical care.)

                                                      Principal Occupation
Name, Address and Age       Position with Fund        During Past Five Years
---------------------       ------------------        -------------------------

Marvin E. Sternberg- 62     Director                  Since 1974, Chairman,
937 Mt. Pleasant Road                                 Director and President,
Bryn Mawr, PA  19010                                  Moyco Industries, Inc.
                                                      (Manufacturer of dental
                                                      supplies and precision
                                                      coated abrasives);
                                                      Since 1968, Director and
                                                      President, Mart MMM, Inc.
                                                      (formerly Montgomeryville
                                                      Merchandise Mart, Inc.)
                                                      and Mart PMM, Inc.
                                                      (formerly Pennsauken
                                                      Merchandise Mart, Inc.)
                                                      (shopping centers); and
                                                      Since 1975, Director and
                                                      Executive Vice President,
                                                      Cellucap Mfg. Co., Inc.
                                                      (Manufacturer of
                                                      disposable headwear).

Julian A. Brodsky-63        Director                  Director and Vice-
1234 Market Street                                    Chairman, 1969 to
16th Floor                                            present, Comcast
Philadelphia, PA                                      Corporation; Director,
  19107-3723                                          Comcast Cablevision of
                                                      Philadelphia (cable
                                                      television and
                                                      communications) and
                                                      Nextel (Wireless
                                                      Communications).

Donald van Roden- 72        Director                  Self-employed
1200 Old Mill Lane                                    businessman.  From
Wyomissing, PA  19610                                 February 1980 to March
                                                      1987, Vice Chairman,
                                                      SmithKline Beckman
                                                      Corporation
                                                      (pharmaceuticals);
                                                      Director, AAA Mid-
                                                      Atlantic (auto service);
                                                      Director, Keystone
                                                      Insurance Co.

                                                      Principal Occupation
Name, Address and Age       Position with Fund        During Past Five Years
---------------------       ------------------        -------------------------

Edward J. Roach- 72         President and Treasurer   Certified Public
Suite 100                                             Accountant; Vice
Bellevue Park                                         Chairman of the
Corporate Center                                      Fox Chase Cancer
400 Bellevue Parkway                                  Center; Trustee
Wilmington, DE 19808                                  Emeritus, Pennsylvania
                                                      School for the Deaf;
                                                      Trustee Emeritus,
                                                      Immaculata College;
                                                      Vice President and
                                                      Treasurer of various
                                                      investment companies
                                                      advised by PNC
                                                      Institutional
                                                      Management Corporation.


Morgan R. Jones- 57         Secretary                 Chairman, the law
1100 PNB Bank Building                                firm of Drinker
Broad and Chestnut Sts                                Biddle and Reath,
Philadelphia, PA  19107                               Philadelphia,
                                                      Pennsylvania; Director,
                                                      Rocking Horse Child Care
                                                      Centers of America, Inc.


--------------

* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor, and his position as President of the Fund.


** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the board of directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:

                       DIRECTORS                COMPENSATION
                       ---------                ------------
                  JULIAN A. BRODSKY               $12,525
                  FRANCIS J. MCKAY                 15,975
                  MARVIN E. STERNBERG              16,725
                  DONALD VAN RODEN                 21,025

On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the Portfolio's sub-ADVISER and the Fund's custodian, PFPC Inc. ("PFPC"), and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.



          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to the Portfolio and also renders administrative services to the Money Market Portfolio pursuant to an investment advisory agreement. The advisory agreement relating to the Money Market Portfolio is dated August 16, 1988. PNC Bank renders sub-advisory services to the Portfolio pursuant to a sub-advisory agreement, dated August 16, 1988. The advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."

                  For the year ended August 31, 1996, PIMC received (after waivers) $4,174,375 and waived $3,527,715 of advisory fees with respect to the Portfolio. For the year ended August 31, 1995, PIMC received (after waivers) $2,274,697 in advisory fees and waived $2,589,882 of advisory fees with respect to the Portfolio. For the year ended August 31, 1994 , PIMC received (after waivers) $1,947,768 in advisory fees and waived $2,255,986 of advisory fees with respect to the Portfolio.

                  As required by various state regulations, PIMC will reimburse the Fund or a portfolio of the Fund affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1 1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to the Portfolio on an individual basis depends upon the particular regulations of such states.

                  The Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios of the Fund by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, service organization payments, transfer agency expenses, preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory CONTRACT WAS each most recently approved with respect to the Portfolio on July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved by the shareholders of the Money Market Portfolio at a special meeting held December 22, 1989, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Portfolio (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over

$100 million, with a minimum monthly fee of $1,000, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Sansom Street Shares pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Sansom Street Class, (b) addresses and mails all communications by the Sansom Street Class to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of the Sansom Street Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders placed via third parties and relayed electronically to PFPC, and $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives reimbursement of its out-of-pocket expenses.

                  DISTRIBUTION AND SERVICING AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplement entered into by the Distributor and the Fund on behalf of the Sansom Street Class (the "Distribution Contract"), and the Plan of Distribution for the Sansom Street Class (the "Plan"), both of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of the Sansom Street Class. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contract, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus.

                  The Plan as amended was most recently approved for continuation on July 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors"). The Plan was also approved by the shareholders of the respective Sansom Street Class at a special meeting held December 22, 1989, as adjourned.

                  Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Sansom Street Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares of the affected Sansom Street Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  During the year ended August 31, 1996, the Fund paid distribution fees to the Fund's Distributor under the Plan for the Sansom Street Class of the Money Market Portfolio in the aggregate amount of $316,107, of that amount $83,056 was paid to Robertson Stephens and $233,051 was retained by the Fund's Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. The Fund believes that the Plan may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plan by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plan by virtue of his previous position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.

                  As stated in the Prospectus for the Sansom Street Class, the Fund has entered into agreements with banks that are affiliated with PNC Financial Corp (the "Banks") that are record holders of Shares of the Sansom Street Class pertaining to the provision of support services to the Banks' customers who are the beneficial owners of Shares of the Sansom Street Class in consideration of the Fund's payment of .10% (on an annualized basis) of the net asset value of such customers' Shares. Such services include: (i) aggregating and processing purchase and redemption requests from their customers and placing net purchase and redemption orders with the PFPC; (ii) periodically providing their customers information showing their positions in shares; (iii) processing dividend payments from the Fund on behalf of their customers; (iv) arranging for bank wires; (v) responding to their customer inquiries relating to the services performed by the service organization; (vi) providing sub-accounting with respect to shares of the Sansom Street Class beneficially owned by their customers or the information necessary for sub-accounting; (vii) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to their customers, if required by law; and (viii) other similar services if requested by the Fund. The Banks also agree to maintain records relating to transactions in shares of the Sansom Street Class, and to provide the Fund with such statistical and factual information as the Fund may request. Agreements between the Fund and the Banks are terminable at any time by the Fund without penalty. The Distributor will monitor the support services provided by the Banks under such agreements.

                  During the year ended August 31, 1996, THE FUND PAID FEES TO BANKS UNDER THE RELEVANT AGREEMENT FOR THE SANSOM STREET CLASS OF THE MONEY MARKET PORTFOLIO IN THE AMOUNT OF $471,499. DURING THE YEAR ENDED AUGUST 31, 1995, the Fund paid fees to Banks under the relevant agreement for the Sansom Street Class of the Money Market Portfolio in the amount of $391,361. During the year ended August 31, 1994, the Fund paid fees to Banks under the agreement for the Sansom Street Class of the Money Market Portfolio in the amount of $311,525.


                             PORTFOLIO TRANSACTIONS

                  The Portfolio intends to purchase only securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that the Money Market Portfolio may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because the Portfolio intends to purchase only securities with remaining maturities of 397 calendar days or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.

                  Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for the Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is the member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to the Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

                  Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                  A shareholder of record may be required by the Fund's Board of Directors to redeem shares in the Class if the balance in such shareholder's account drops below $500 and the shareholder does not increase its balance to at least $500 upon 30 days' written notice. If a Customer has agreed with a particular Bank to maintain a minimum balance in his account, and the balance in the Bank account falls below that minimum, the Customer may be obliged to redeem all or part of his shares in the Portfolio to the extent necessary to maintain the minimum balance required.


                               VALUATION OF SHARES

                  The Fund intends to use its best efforts to maintain the net asset value of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by dividing the Portfolio's net assets by the number of outstanding shares of the Portfolio. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 p.m. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed on WEEKENDS AND New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS AS THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)) AS WELL AS MARTIN LUTHER KING, JR. DAY, VETERANS DAY AND COLUMBUS DAY.

                  The Fund calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity greater than 397 calendar days under Rule 2a-7 of the 1940 Act, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and record keeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. The Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for the Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  The yield for the seven (7) day period ended August 31, 1996 for the Sansom Street Class of the Money Market Portfolio was 5.00%. The effective yield for the same period for the same class was 5.12%.

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Portfolio will fluctuate, it cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of a portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which the Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether the Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yield of the Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of the Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent service that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  The Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the

Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income, "accrued market discount") received by the Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

                  All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  The Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Distributions of net investment income received by the Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations) and any net realized short-term capital gains distributed by the Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

                  While the Portfolio does not expect to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations will be distributed annually. The Portfolio will not have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by the Portfolio as capital gain dividends may not exceed the net capital gain of the Portfolio for any taxable year, determined by excluding any net capital loss or net long-term loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Portfolio's respective taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinction between capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on municipal obligations) to the extent of the Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Portfolio intends to distribute all of its taxable income currently, it does not anticipate incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock^, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (STRATEGIC GLOBAL Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common Stock (N/I MICROCAP), 50 million shares are classified as Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY

MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class I Stock constitute the Samson Street Family. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, N/I FAMILY, BOSTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTERESTS IN ONE NON-MONEY MARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                                  MISCELLANEOUS

                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P. serves as the Fund's independent accountants. The Fund's financial statements which appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                  CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

RBB Money Market Portfolio             Luanne M. Garvey and Robert J. Garvey                         12.7
(Class E)                              2729 Woodland Avenue
                                       Trooper, PA  19403

                                       HAROLD T. Erfer                                               13.0
                                       414 Charles Lane
                                       Wynnewood, PA  19096

                                       KAREN M. McElhinny and Contribution Account                   16.9
                                       4943 King Arthur Drive
                                       Erie, PA  16506

                                       JOHN Robert Estrada and                                       16.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX  76018

                                       ERIC Levine and Linda & Howard Levine                         29.6
                                       67 Lanes Pond Road
                                       Howell, NJ  07731


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

RBB Municipal Money Market             William B. Pettus Trust                                       11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO  63021- 6635

                                       SEYMOUR Fein                                                  88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY  10457- 0486

CASH Preservation Money Market         Jewish Family and Children's                                  56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA  19103

                                       LYNDA R. Succ Trustee for in Trust under                      12.3
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO  63104

                                       THERESA M. PALMER                                              6.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120

CASH Preservation Municipal Money      Kenneth Farwell and Valerie                                   11.1
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO  63107

                                       GARY L. LANGE and                                             10.4
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       ST. CHARLES, MO  63309

                                       ANDREW DIEDERICH AND DORIS DIEDERICH                           6.1
                                       1003 LINDENMAN
                                       DES PERES, MO 63131

                                       MARCELLA L. HAUGH CARING TR DTD 8/12/91                       15.3
                                       40 PLAZA SQUARE
                                       APT. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                                 8.2
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       GWENDOYLN HAYNES                                               5.2
                                       2757 GEYER
                                       ST. LOUIS, MO

                                       SAVANNAH THOMAS Trust                                          5.2
                                       230 MADISON AVE.
                                       ROCK HILL, MD 63119

SANSOM Street Money Market Portfolio   Wasner & Co.                                                  16.6
(Class I)                              FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113

                                       SAXON and Co.                                                 74.8
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182

                                       ROBERTSON Stephens & Co.                                       8.6
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101

BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                            100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                            100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.                 5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT                              5.0
                                       625 MADISON AVE., 4TH FLOOR
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master Retirement Trust                         10.2
(Class U)                              303 South Temple Drive
                                       Diboll, TX  75941


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.                 16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                      9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730

                                       C S FIRST BOSTON PENSION FUND                                 10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI

                                       SC JOHNSON & SON, INC. RETIREMENT PLAN                        13.3
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND                                  6.3
                                       8650 FLAIR DRIVE
                                       E. MONTE, CA  96731-3011

BEA Emerging Markets Equity Portfolio  Wachovia Bank North Carolina Trust for Carolina               15.7
(Class V)                              Power & Light Co. Supplemental Retirement Trust
                                       301 N. Main Street
                                       Winston-Salem, NC  27101

                                       WACHOVIA BANK OF NORTH CAROLINA                                5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                        30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES RETIREMENT SYSTEM                   10.8
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR 72201

                                       NORTHERN Trust                                                12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       AMHERST H. Wilder Foundation                                   5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

BEA US Core Equity Portfolio           Bank of New York                                              45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY  10286

                                       WERNER & Pfleiderer Pension                                    7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ  07446

                                       WASHINGTON HEBREW CONGREGATION                                11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                                    6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900

BEA US Core Fixed Income Portfolio     New England UFCW & Employers' Pension Fund Board              24.5
(Class Y)                              of Trustees
                                       161 Forbes Road, Suite 201
                                       Braintree, MA  02184

                                       W.M. BURKE REHABILITATION                                      5.4
                                       HOSPITAL INC.
                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605

                                       PATTERSON & Co.                                                8.9
                                       P.O. Box 7829
                                       Philadelphia, PA  19102

                                       MAC & CO                                                       6.9
                                       FAO 176-655
                                       ROBF1766552
                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

                                       BANK OF NEW YORK                                               9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286


                                      -35-


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       CITIBANK NA                                                   12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income Portfolio      Sunkist Master Trust                                          36.0
(Class Z)                              14130 Riverside Drive
                                       Sherman Oaks, CA  91423

                                       PATTERSON & CO.                                               25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101

                                       KEY Trust Co. of Ohio                                         20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202- 1559

                                       MARY E. MORTEN                                                 6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017
                                       ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio      William A. Marquard                                           37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY  40311

                                       ARNOLD Leon                                                   12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008

                                       IRWIN Bard                                                     6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                      5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123

N/I MICRO CAP Fund                     CHARLES SCHWAB & CO. Inc.                                     15.8
(CLASS FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       Attn: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       CHASE MANHATTAN BANK                                          27.1
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                                   5.6
                                       C/O FIDUCIARY TRUST CO. INTL
                                       P. O. BOX 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008


N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                     21.2
(Class GG)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       U S EQUITY INVESTMENT PORTFOLIO LP                            18.7
                                       C/O ASSET MANAGEMENT ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447

                                       BANK OF NEW YORK                                               9.8
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE FUND (CLASS HH)   CHARLES SCHWAB & CO. INC.                                     24.4
                                       SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott Money Market   Janney Montgomery Scott                                       100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

JANNEY Montgomery Scott Municipal      JANNEY Montgomery Scott                                       100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
MARKET)



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

Janney Montgomery Scott Government     Janney Montgomery Scott                                       100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT OBLIGATIONS   Philadelphia, PA  19103-1675
MONEY)

JANNEY Montgomery Scott New York       JANNEY Montgomery Scott                                       100
Municipal Money Market Portfolio       1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)    Philadelphia, PA  19103-1675


                  As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                            AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                            AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Service for bonds:

                            Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                            Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF MUNICIPAL NOTES RATINGS

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   -------------
CERTIFICATES OF DEPOSIT--12.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.500% 01/13/97 ........................        $50,000   $ 50,000,000
Mellon Bank
   5.540% 02/07/97 ........................         50,000     50,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.2%
Bank of Tokyo-Mitsubishi
   5.600% 11/04/96 ........................         25,000     25,000,000
Banque Nationale de Paris
   5.430% 09/30/96 ........................         50,000     50,000,392
Swedbank
   5.530% 09/12/96 ........................         30,000     30,000,090
   5.440% 11/06/96 ........................         75,000     75,001,356
                                                             ------------
                                                              180,001,838
                                                             ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $280,001,838) ................                   280,001,838
                                                             ------------
COMMERCIAL PAPER--56.1%
ASSET BACKED SECURITIES--5.8%
Corporate Receivables Corp.
   5.350% 11/21/96 ........................         25,000     24,699,063
   5.400% 01/15/97 ........................         25,800     25,273,680
Cxc, Inc.
   5.320% 11/20/96 ........................         30,000     29,645,333
Sigma Finance, Inc.
   5.420% 02/20/97 ........................         50,000     48,705,222
                                                             ------------
                                                              128,323,298
                                                             ------------
BANKS--2.3%
Chase Manhattan Corp.
   5.330% 01/10/97 ........................         25,000     24,515,118
National City Corp.
   5.270% 09/11/96 ........................         25,000     24,963,403
                                                             ------------
                                                               49,478,521
                                                             ------------


                                                  PAR
                                                 (000)        VALUE
                                                -------   -------------
CIGARETTES--3.0%
American Brands, Inc.
   5.300% 12/12/96 .....................        $21,000   $ 20,684,650
   5.290% 12/13/96 .....................         25,000     24,621,618
   5.480% 01/06/97 .....................         20,000     19,613,356
                                                          ------------
                                                            64,919,624
                                                          ------------
FINANCE SERVICES--1.7%
Countrywide Funding Corp.
   5.450% 10/18/96 .....................         38,000     37,729,619
                                                          ------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.3%
Newell Co.
   5.320% 09/12/96 .....................         50,000     49,918,722
                                                          ------------
PERSONAL CREDIT INSTITUTIONS--10.7%
BMW US Capital Corp.
   5.340% 09/09/96 .....................         33,196     33,156,607
   5.300% 09/16/96 .....................         50,000     49,889,583
Ford Motor Credit Corp.
   5.430% 10/22/96 .....................         50,000     49,615,375
   5.400% 12/12/96 .....................         50,000     49,235,000
General Motors Acceptance Corp.
   5.580% 12/26/96 .....................         30,000     29,460,600
   5.460% 02/12/97 .....................         25,000     24,378,167
                                                          ------------
                                                           235,735,332
                                                          ------------
PETROLEUM REFINING--1.1%
Repsol Int'l Finance B.V.
   5.370% 12/27/96 .....................         25,000     24,563,688
                                                          ------------
PHARMACEUTICAL PREPARATIONS--2.7%
American Home Products Corp.
   5.250% 09/03/96 .....................         60,000     59,982,500
                                                          ------------
SEARCH, DETECTION, NAVIGATION,
GUIDANCE AERONAUTIC SYSTEMS--4.5%
Raytheon Co.
   5.280% 09/17/96 .....................        100,000     99,765,333
                                                          ------------

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)         VALUE
                                                   --------   --------------
SECURITY BROKERS & DEALERS--12.9%
Lehman Brothers Holdings Inc.
   5.500% 09/12/96 ..........................      $ 55,000   $   54,907,569
Merrill Lynch & Co. Canandian DCP
   5.500% 11/18/96 ..........................        50,000       49,404,167
Morgan Stanley Group, Inc.
   5.400% 09/23/96 ..........................        25,000       24,917,500
   5.300% 10/21/96 ..........................        50,000       49,631,945
   5.310% 12/13/96 ..........................        30,000       29,544,225
Nomura Holding America, Inc.
   5.510% 10/24/96 ..........................        25,000       24,797,201
   5.380% 11/14/96 ..........................        50,000       49,447,056
                                                              --------------
                                                                 282,649,663
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--9.1%
American Express Credit Corp.
   5.280% 09/05/96 ..........................       100,000       99,941,333
Sears Roebuck Acceptance Corp.
   5.310% 09/04/96 ..........................        50,000       49,977,875
   5.480% 10/31/96 ..........................        50,000       49,543,333
                                                              --------------
                                                                 199,462,541
                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,232,528,841) ................                  1,232,528,841
                                                              --------------
MUNICIPAL BONDS--5.4%
CALIFORNIA--0.9%
San Bernardino County California
   Certificate of Participation County
   Center Refinancing Project,
   Series 1995 (LOC Canadian
   Imperial Bank of Commerce)(DOUBLE DAGGER)
   5.650% 09/07/96 ..........................         7,800        7,800,000
Adventist Health Systems West
   Series 1988 (LOC-First Interstate
   Bank of California)(DAGGER)
   3.750% 09/04/96 ..........................        12,925       12,925,000
                                                              --------------
                                                                  20,725,000
                                                              --------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue
   (LOC Sun Bank, N.A.)(DOUBLE DAGGER)
   5.650% 09/05/96 ..........................         2,900        2,900,000
                                                              --------------


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority (Emory U.)(DOUBLE DAGGER)
   5.450% 09/04/96 ......................       $10,100   $10,100,000
                                                          -----------
ILLINOIS--0.8%
Barton Healthcare Taxable Revenue
   Bonds Series 1995 DN (LOC-
   American Nation Bank)(DAGGER)
   5.550% 09/04/96 ......................        12,455    12,455,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992
   (LOC-Societe Generale)(DOUBLE DAGGER)
   5.650% 09/04/96 ......................           600       600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville CORP Project)
   Series 1993-B (LOC-First National
   Bank of Chicago)(DOUBLE DAGGER)
   5.550% 09/04/96 ......................         4,400     4,400,000
                                                          -----------
                                                           17,455,000
                                                          -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (LOC-Societe Generale)
   VRDN(DAGGER)
   5.550% 09/04/96 ......................         4,200     4,200,000
                                                          -----------
MINNESOTA--0.2%
Fairview Hospital And Healthcare Services
   Taxable ADJ Convertible Extendable
   Securities Series 1994
   (MBIA Insurance) VRDN(DAGGER)
   5.550% 09/05/96 ......................         5,100     5,100,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, Mississippi
   (LOC-RaboBank Nederland)
   IDRB VRDN(DAGGER)
   5.450% 09/04/96 ......................         1,400     1,400,000
   5.450% 09/04/96 ......................         2,155     2,155,000

                 See Accompanying Notes to Financial Statements.

                             THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                -------   -----------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   Taxable IDRB (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corporation Guaranty)
   (LOC-Sun Bank, N.A.) VRDN(DAGGER)
   5.550% 09/04/96 .....................        $14,000   $ 14,000,000
Mississippi Business Finance Corp.
   Taxable IDRB VRDN(DAGGER)
   5.450% 09/07/96 .....................          3,200      3,200,000
                                                          ------------
                                                            20,755,000
                                                          ------------
NEW YORK--0.6%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable Securities
   Series 1990  (LOC-Morgan
   Guaranty Trust Company) VRDN(DAGGER)
   5.500% 09/04/96 .....................         12,300     12,300,000
                                                          ------------
NORTH CAROLINA--0.6%
Community Health Systems, Inc.
   Taxable (LOC-First Union National
   Bank of North Carolina)
   Series 1991-A(DAGGER)
   5.700% 09/04/96 .....................            400        400,000
City of Ashville North Carolina
   (LOC-Wachovia Bank of N.C.)
   Tax Corp.(DAGGER)
   5.400% 09/04/96 .....................         12,700     12,700,000
                                                          ------------
                                                            13,100,000
                                                          ------------
TEXAS--0.7%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project
   Series 1990 (LOC-Citibank N.A.)
   VRDN(DAGGER)
   5.550% 09/04/96 .....................         14,800     14,800,000
                                                          ------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,435,000) .............                   121,435,000
                                                          ------------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ------------
REVENUE ANTICIPATION NOTES--0.3%
MANDATORY PUT BONDS--0.3%
Bremen, Inc. Tax Adjustable Notes
   (LOC-Society National Bank)
   5.500% 09/05/96 ........................        $ 6,000   $  6,000,000
                                                             ------------
     TOTAL REVENUE ANTICIPATION NOTES
       (Cost $6,000,000) ..................                     6,000,000
                                                             ------------
CORPORATE OBLIGATIONS--10.2%
BANKS--2.3%
Norwest Corp.(DAGGER)
   5.398% 09/28/96 ........................         50,000     50,000,000
                                                             ------------
PERSONAL CREDIT INSTITUTIONS--0.9%
General Motors Acceptance Corp.
   5.410% 09/01/96(DAGGER) ................          5,000      4,998,894
General Motors Acceptance Corp.
   7.900% 03/12/97 ........................         14,750     14,950,198
                                                             ------------
                                                               19,949,092
                                                             ------------
SECURITY BROKERS & DEALERS--7.0%
Bear Stearns & Co., Inc.
   5.290% 03/11/97 ........................         20,000     20,000,000
Goldman Sachs Group, LP
   5.711% 11/06/96(DAGGER) ................         53,000     53,000,000
Lehman Brothers Holdings Inc.
   5.600% 09/05/96(DAGGER) ................         50,000     50,000,000
Merrill Lynch & Co.
   5.000% 12/15/96 ........................          5,000      4,991,584
   5.120% 02/27/97 ........................         25,000     24,997,555
                                                             ------------
                                                              152,989,139
                                                             ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $222,938,231) ................                   222,938,231
                                                             ------------
AGENCY OBLIGATIONS--2.5%
Student Loan Marketing Association(DAGGER)
   5.390% 09/03/96 ........................         25,000     24,994,375
   5.410% 09/03/96 ........................         10,000     10,000,000
   5.420% 09/03/96 ........................         20,000     20,000,000
                                                             ------------
    TOTAL AGENCY OBLIGATIONS
       (Cost $54,994,375) .................                    54,994,375
                                                             ------------

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   --------------
TIME DEPOSITS--12.6%
Bank of Tokyo-Mitsubishi
   5.375% 09/03/96 ..........................      $76,800   $   76,800,000
Dai-ichi Kangyo Bank
   5.406% 09/05/96 ..........................       50,000       50,000,000
First National Bank of Boston
   5.344% 09/05/96 ..........................       50,000       50,000,000
First Union National Bank of NC
   5.250% 09/03/96 ..........................      100,000      100,000,000
                                                             --------------
     TOTAL TIME DEPOSITS
       (Cost $276,800,000) ..................                   276,800,000
                                                             --------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $2,194,698,285*) ...................                 2,194,698,285
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .....................                     1,125,153
                                                             --------------
NET ASSETS (Applicable to
   1,109,351,734 Bedford shares,
   202,360 Cash Preservation shares,
   561,873,247 Janney Montgomery
   Scott shares, 61,412 RBB shares,
   524,367,399 Sansom Street shares
   and 800 other shares)--100.0% ............                $2,195,823,438
                                                             ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,195,823,438 (DIVIDE) 2,195,856,952) ..                         $1.00
                                                                      =====
*  Also cost for Federal income tax purposes
(DAGGER) Variable Rate Obigations -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ............................Variable Rate Demand Note
LOC ......................................Letter of Credit
IDR.........................Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

Investment Income
   Interest ..................................   $118,092,977
                                                 ------------

Expenses
   Investment advisory fees ..................      7,702,090
   Distribution fees .........................      9,304,376
   Service organization fees .................        471,499
   Directors' fees ...........................         38,473
   Custodian fees ............................        345,973
   Transfer agent fees .......................      3,044,149
   Legal fees ................................         77,139
   Audit fees ................................         61,049
   Registration fees .........................        434,000
   Insurance expense .........................         43,932
   Printing fees .............................        426,220
   Miscellaneous .............................          1,884
                                                 ------------
                                                   21,950,784

   Less fees waived ..........................     (3,543,632)
   Less expense reimbursement
     by advisor ..............................       (342,158)
                                                 ------------
        Total expenses .......................     18,064,994
                                                 ------------
   Net investment income .....................    100,027,983
                                                 ------------
   Realized loss on investments ..............        (12,987)
                                                 ------------
   Net increase in net assets
     resulting from operations ...............    $100,014,996
                                                 =============


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                   FOR THE           FOR THE
                                                 YEAR ENDED        YEAR ENDED
                                               AUGUST 31, 1996   AUGUST 31, 1995
                                               ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ....................   $  100,027,983     $  64,913,329
  Net loss on investments ..................          (12,987)          (18,463)
                                               --------------     -------------
  Net increase in net assets
    resulting from operations ..............      100,014,996        64,894,866
                                               --------------     -------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares .........................      (49,874,649)      (38,765,552)
    Cash Preservation shares ...............          (10,092)          (11,336)
    Janney Montgomery Scott shares .........      (24,434,566)       (4,784,092)
    RBB shares .............................           (2,630)           (2,530)
    Sansom Street shares ...................      (25,706,046)      (21,349,819)
                                               --------------    --------------
      Total distributions
        to shareholders ....................     (100,027,983)      (64,913,329)
                                               --------------    --------------
Net capital share transactions .............      374,464,737       736,630,198
                                               --------------    --------------
Total increase in net assets ...............      374,451,750       736,611,735

Net Assets:
  Beginning of year ........................    1,821,371,688     1,084,759,953
                                               --------------    --------------
  End of year ..............................   $2,195,823,438    $1,821,371,688
                                               ==============    ==============


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                    MONEY MARKET PORTFOLIO
                                    -----------------------------------------------------------------------------------
                                        FOR THE          FOR THE         FOR THE           FOR THE          FOR THE
                                       YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                    AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                    ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year ................   $   1.00         $   1.00         $   1.00          $  1.00          $   1.00
                                       --------         --------         --------          -------          --------
Income from investment operations:
  Net investment income ............     0.0518           0.0543           0.0334           0.0304            0.0435
  Net gains on securities
   (both realized and unrealized) ..         --               --               --               --            0.0007
                                       --------         --------         --------         --------          --------
    Total from investment
       operations ..................     0.0518           0.0543           0.0334           0.0304            0.0442
                                       --------         --------         --------         --------          --------

Less distributions
  Dividends (from net
    investment income) .............    (0.0518)         (0.0543)         (0.0334)         (0.0304)          (0.0435)
  Distributions (from
    capital gains) .................         --               --               --               --           (0.0007)
                                       --------         --------         --------         --------          --------
    Total distributions ............    (0.0518)         (0.0543)         (0.0334)         (0.0304)          (0.0442)
                                       --------         --------         --------         --------          --------
Net asset value, end of year .......   $   1.00         $   1.00         $   1.00         $   1.00          $   1.00
                                       ========         ========         ========         ========          ========
Total Return .......................      5.30%            5.57%            3.39%            3.08%             4.51%
Ratios /Supplemental Data
  Net assets, end of year ..........   $524,359         $441,614         $373,745         $190,794          $228,079
  Ratios of expenses to average
    net assets .....................     .48%(a)          .39%(a)          .39%(a)          .34%(a)           .35%(a)
  Ratios of net investment income
   to average net assets ...........      5.18%            5.43%            3.34%            3.04%             4.35%


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60% and .61% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

(b) Financial highlights relate soley to the Sansom Street Class of shares within the portfolio.


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31,1996

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, and the Bradford Family. The Sansom Street Family represents interests in the Money Market Portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumption that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31,1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:
                    .45% of first $250 million of net assets;
                    .40% of next $250  million of net assets;
                    .35%  of net  assets  in  excess  of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the investment portfolio were as follows:

             GROSS                                              NET
            ADVISORY                                         ADVISORY
              FEE                    WAIVER                     FEE
         --------------          --------------           --------------
           $7,702,090             $(3,527,715)              $4,174,375

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                     GROSS                             NET
                                TRANSFER AGENCY                 TRANSFER AGENCY
                                      FEE            WAIVER            FEE
                                --------------- -------------- ---------------
     Bedford Class                $1,658,468      $     --        $1,658,468
     Cash Preservation Class           8,613        (7,971)              642
     Janney Montgomery
       Scott Class                 1,045,385            --         1,045,385
     RBB Class                         8,149        (7,946)              203
     Sansom Street Class             323,534            --           323,534
                                  ----------      --------        ----------
            Total                 $3,044,149      $(15,917)       $3,028,232
                                  ==========      ========        ===========

     The Fund, on behalf of each class of shares within this investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31,1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the year ended August 31, 1996, distribution fees for each class were as follows:
                                                                 DISTRIBUTION
                                                                      FEE
                                                                 ------------
                    Bedford Class                                  $5,826,142
                    Cash Preservation Class                               858
                    Janney Montgomery Scott Class                   3,161,043
                    RBB Class                                             226
                    Sansom Street Class                               316,107
                                                                   ----------
                           Total                                   $9,304,376
                                                                   ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996 service organization fees were $471,499 for the Money Market Portfolio.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:


                                               MONEY MARKET PORTFOLIO
                                    --------------------------------------------
                                        FOR THE                     FOR THE
                                      YEAR ENDED                  YEAR ENDED
                                    AUGUST 31, 1996             AUGUST 31, 1995
                                    ---------------             ---------------
                                         VALUE                       VALUE
                                    ---------------             ---------------
Shares sold:
   Bedford Class                    $ 3,797,592,288             $ 2,966,911,277
   Cash Preservation Class                  122,344                      84,527
   Janney Montgomery Scott Class      2,359,936,867                 855,058,809
   RBB Class                                584,206                      31,504
   Sansom Street Class                2,191,596,362               1,864,628,110
Shares issued in reinvestment
 of dividends:
   Bedford Class                         49,290,088                  37,681,204
   Cash Preservation Class                   10,084                      11,226
   Janney Montgomery Scott Class         24,077,173                   4,534,944
   RBB Class                                  2,625                       2,500
   Sansom Street Class                   18,389,361                  16,689,941
Shares repurchased:
   Bedford Class                     (3,673,362,904)             (2,779,499,052)
   Cash Preservation Class                 (165,733)                    (91,268)
   Janney Montgomery Scott Class     (2,265,789,890)               (415,944,656)
   RBB Class                               (580,821)                    (23,917)
   Sansom Street Class               (2,127,237,313)             (1,813,444,951)
                                    ---------------             ---------------
Net increase                        $   374,464,737             $   736,630,198
                                    ===============             ===============
Sansom Street Shares authorized       1,000,000,000               1,000,000,000
                                    ===============             ===============

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31,1996

NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                     Capital paid-in:
                        Bedford Class                          $1,109,351,734
                        Cash Preservation Class                       202,360
                        Janney Montgomery Scott Class             561,873,247
                        RBB Class                                      61,412
                        Sansom Street Class                       524,367,399
                        Other Classes                                     800

                     Accumulated net realized gain (loss)
                        on investments
                        Bedford Class                                 (17,400)
                        Cash Preservation Class                            (3)
                        Janney Montgomery Scott Class                  (7,821)
                        RBB Class                                          (1)
                        Sansom Street Class                            (8,289)
                                                               --------------
                                                               $2,195,823,438
                                                               ==============


NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, $33,513 capital loss carryovers were available to offset future realized gains of which $2,062 expires in 2002, $18,464 expires in 2003 and $12,987 expires in 2004.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31,1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Bedford, Cash Preservation, Janney Montgomery Scott and RBB. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY



                                                                    MONEY MARKET PORTFOLIO
                                    -----------------------------------------------------------------------------------
                                        FOR THE          FOR THE         FOR THE           FOR THE          FOR THE
                                       YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                    AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                    ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year ................  $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
                                      ----------       ----------       ----------       ----------       ----------
Income from investment operations:
  Net investment income ............      0.0469           0.0486           0.0278           0.0243           0.0375
  Net gains on securities (both
   realized and unrealized) ........          --               --               --               --           0.0007
                                      ----------       ----------       ----------       ----------       ----------
     Total from investment
      operations ...................      0.0469           0.0486           0.0278           0.0243           0.0382
                                      ----------       ----------       ----------       ----------       ----------

Less distributions
  Dividends (from net
   investment income) ..............     (0.0469)         (0.0486)         (0.0278)         (0.0243)         (0.0375)
  Distributions (from
   capital gains) ..................          --               --               --               --          (0.0007)
                                      ----------       ----------       ----------       ----------       ----------
     Total distributions ...........     (0.0469)         (0.0486)         (0.0278)         (0.0243)         (0.0382)
                                      ----------       ----------       ----------       ----------       ----------
Net asset value, end of year .......  $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
                                      ==========       ==========       ==========       ==========       ==========
Total Return .......................       4.79%            4.97%            2.81%            2.46%            3.89%
Ratios /Supplemental Data
  Net assets, end of year (000) ....  $1,109,334       $  935,821       $  710,737       $  782,153       $  736,842
  Ratios of expenses to average
   net assets ......................      .97%(a)          .96%(a)          .95%(a)          .95%(a)          .95%(a)
  Ratios of net investment income
   to average net assets ...........       4.69%            4.86%            2.78%            2.43%            3.75%


(a) Without the waiver of advisory and fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19%, and 1.20% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.


                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31,1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT MONEY FUNDS

                                                   MONEY MARKET PORTFOLIO
                                             -----------------------------------
                                                                 FOR THE PERIOD
                                                 FOR THE          JUNE 12, 1995
                                                  YEAR          (COMMENCEMENT OF
                                                  ENDED          OPERATIONS) TO
                                             AUGUST 31, 1996    AUGUST 31, 1995
                                             ---------------    ----------------
     Net asset value,
       beginning of period ..................   $   1.00           $   1.00
                                                --------           --------
     Income from investment
       operations:
       Net investment income ................     0.0465             0.0112
                                                --------           --------
         Total from investment
           operations .......................     0.0465             0.0112
                                                --------           --------
     Less distributions
       Dividends (from net
       investment income) ...................    (0.0465)           (0.0112)
                                                --------           --------
         Total distributions ................    (0.0465)           (0.0112)
                                                --------           --------
     Net asset value, end of period .........   $   1.00           $   1.00
                                                ========           ========
     Total Return ...........................      4.76%            5.30%(b)
     Ratios /Supplemental Data
       Net assets, end of period (000) ......   $561,865           $443,645
       Ratios of expenses to
         average net assets .................    1.00%(a)        1.00%(a)(b)
       Ratios of net investment income to
         average net assets .................      4.65%            5.04%(b)


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the year ended August 31, 1996 and 1.23% annualized for the period ended August 31, 1995.
(b)  Annualized.

===================================================


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



---------------------------------------------------
                TABLE OF CONTENTS


                                              PAGE
Fee Table ..................................    2
Financial Highlights .......................    3
Investment Objectives and Policies .........    8
Investment Limitations .....................   17
Purchase and Redemption of Shares ..........   19
Net Asset Value ............................   23
Management .................................   23
Distribution of Shares .....................   26
Dividends and Distributions ................   27
Taxes ......................................   27
Description of Shares ......................   28
Other Information ..........................   29



INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Ballard Spahr Andrews & Ingersoll
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

===================================================

                               THE BEDFORD FAMILY
                                       OF
                               THE RBB FUND, INC.


     The Bedford Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate nineteen separate investment portfolios. The shares of such classes (collectively, the "Bedford Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (collectively, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

         MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

         MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

         GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

         NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from the regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     An investor may purchase and redeem Shares of any of the Bedford Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."


     PNC Institutional Management Corporation ("PIMC") serves as investment adviser for the Fund, PNC Bank, National Association ("PNC Bank") serves as sub-adviser for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and serves as custodian for the Fund, PFPC Inc. ("PFPC") serves as administrator of the Municipal Money Market and New York Municipal Money Market Portfolios and the transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor for the Fund.

     This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

PROSPECTUS                                                      December 3, 1996

FEE TABLE


ANNUAL FUND OPERATING EXPENSES (BEDFORD CLASSES)
     AFTER EXPENSE REIMBURSEMENTS AND WAIVERS(2)



                                                                                  GOVERNMENT        NEW YORK
                                                                MUNICIPAL        OBLIGATIONS        MUNICIPAL
                                              MONEY MARKET     MONEY MARKET      MONEY MARKET     MONEY MARKET
                                               PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                              ------------     ------------      ------------     ------------


Management fees (after waivers)(1) ...........     .20%            .05%              .30%               0%

12b-1 fees (after waivers)(1) ................     .55             .55               .57              .51

Other Expenses (after reimbursements) ........     .22             .24              .105              .27
                                                  ----            ----              ----             ----

Total Fund Operating Expenses
   (Bedford Classes) (after waivers
   and reimbursements) .......................     .97%            .84%             .975%            .78%
                                                  ====            ====              ====            ====


  (1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

  (2) Before Expense Reimbursements and Waivers for the Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio, Management fees would be .37%,
 .33%,  .42% and .35%,  respectively;  12b-1 fees would be .55%,  .55%,  .57% and
 .51%, respectively; Other Expenses would be .22%, .24%, .11% and .28%, respetively and Total Fund Operating Expenses would be 1.14%, 1.12%, 1.10% and 1.14%, respectively.


EXAMPLE

     An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                 1 YEAR            3 YEARS          5 YEARS          10 YEARS
                                                  ------            -------          -------          --------
Money Market*                                       $10              $31               $54             $119
Municipal Money Market*                             $ 9              $27               $47             $104
Government Obligations Money Market*                $10              $31               $54             $120
New York Municipal Money Market                     $ 8              $25               $43             $ 97


* Other classes of these Portfolios are sold with different fees and expenses.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Bedford Classes) After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Bedford Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) Expense figures are based on actual costs and fees charged to each class. The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. In addition, the investment adviser is currently voluntarily assuming additional expenses of one of the Portfolios. There can be no assurance that the investment adviser will continue to assume such expenses. Assumption of additional expenses will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.


     From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal, New York State and New York City personal income taxes at stated rates.

     The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Bedford Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Bedford Classes are not reflected in the yields of the Bedford Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Bedford Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The table below sets forth certain information concerning the investment results of the Bedford Classes representing interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1992 through August 31, 1996 are a part of the Fund's financial statements for each of such Portfolios which have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose current report thereon appears in the Statement of Additional Information along with the financial statements. The financial data for each such Portfolio for the periods ended August 31, 1989, 1990 and 1991 are a part of previous financial statements audited by Coopers & Lybrand L.L.P. The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS (c)
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                       MONEY MARKET PORTFOLIO
                                         --------------------------------------------------------------------------------------


                                              FOR THE           FOR THE           FOR THE           FOR THE          FOR THE
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                         AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST31, 1993   AUGUST 31, 1992
                                         ---------------   ---------------   ---------------   --------------   ---------------
Net asset value,
   beginning of period .................      $  1.00          $   1.00          $   1.00         $   1.00          $   1.00
                                           ----------          --------          --------         --------          --------
Income from investment operations:
   Net investment income ...............       0.0469            0.0486            0.0278           0.0243            0.0375
   Net gains on securities (both
     realized and unrealized ) .........           --                --                --               --            0.0007
                                           ----------          --------          --------         --------          --------
       Total from investment
         operations ....................       0.0469            0.0486            0.0278           0.0243            0.0382
                                           ----------          --------          --------         --------          --------
Less distributions
   Dividends (from net investment
     income) ...........................      (0.0469)          (0.0486)          (0.0278)         (0.0243)          (0.0375)
   Distributions (from capital
     gains) ............................           --                --                --               --           (0.0007)
                                           ----------          --------          --------         --------          --------
       Total distributions .............      (0.0469)          (0.0486)          (0.0278)         (0.0243)          (0.0382)
                                           ----------          --------          --------         --------          --------
Net asset value, end of period .........   $     1.00          $   1.00          $   1.00         $   1.00          $   1.00
                                           ==========          ========          ========         ========          ========
Total Return ...........................        4.79%             4.97%             2.81%            2.46%             3.89%
Ratios/Supplemental Data
   Net assets, end of period (000) .....   $1,109,334          $935,821          $710,737         $782,153          $736,842
   Ratios of expenses to average
     net assets ........................       .97%(a)           .96%(a)           .95%(a)          .95%(a)           .95%(a)
   Ratios of net investment income to
     average net assets ................        4.69%             4.86%             2.78%            2.43%             3.75%




                                                            MONEY MARKET PORTFOLIO
                                             ----------------------------------------------------
                                                                                  FOR THE PERIOD
                                                                                SEPTEMBER 30, 1988
                                                  FOR THE           FOR THE       (COMMENCEMENT
                                                YEAR ENDED        YEAR ENDED    OF OPERATIONS) TO
                                             AUGUST 31, 1991   AUGUST 31, 1990   AUGUST 31, 1989
                                             ---------------   ---------------   ---------------
Net asset value,
   beginning of period .................         $   1.00          $   1.00          $   1.00
                                                 --------          --------          --------
Income from investment operations:
   Net investment income ...............           0.0629            0.0765            0.0779
   Net gains on securities (both
     realized and unrealized ) .........               --                --                --
                                                 --------          --------          --------
       Total from investment
         operations ....................           0.0629            0.0765            0.0779
                                                 --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ...........................          (0.0629)          (0.0765)          (0.0779)
   Distributions (from capital
     gains) ............................               --                --                --
                                                 --------          --------          --------
       Total distributions .............          (0.0629)          (0.0765)          (0.0779)
                                                 --------          --------          --------
Net asset value, end of period .........         $   1.00          $   1.00          $   1.00
                                                 ========          ========          ========
Total Return ...........................            6.48%             7.92%           8.81%(b)
Ratios/Supplemental Data
   Net assets, end of period (000) .....         $747,530          $709,757          $152,311
   Ratios of expenses to average
     net assets ........................           .92%(a)           .92%(a)        .93%(a)(b)
   Ratios of net investment income to
     average net assets ................            6.29%             7.65%           8.61%(b)



(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19%, 1.20%, 1.17% and 1.16% for the years ended August 31, 1996, 1995, 1994,
     1993, 1992, 1991, and 1990, respectively, and 1.27% annualized for the period ended August 31, 1989.


(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

[/FN]

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS (c)
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                   MUNICIPAL MONEY MARKET PORTFOLIO
                                       --------------------------------------------------------------------------------------


                                           FOR THE           FOR THE           FOR THE           FOR THE          FOR THE
                                         YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                       AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST31, 1993   AUGUST 31, 1992
                                       ---------------   ---------------   ---------------   --------------   ---------------
 Net asset value,
  beginning of period ................     $   1.00         $   1.00          $   1.00          $   1.00         $   1.00
                                           --------         --------          --------          --------         --------
Income from investment operations:
   Net investment income .............       0.0288           0.0297            0.0195            0.0195           0.0287
   Net gains on securities (both
     realized and unrealized ) .......           --               --                --                --               --
                                           --------         --------          --------          --------         --------
       Total from investment
         operations ..................       0.0288           0.0297            0.0195            0.0195           0.0287
                                           --------         --------          --------          --------         --------
Less distributions
   Dividends (from net investment
     income) .........................      (0.0288)         (0.0297)          (0.0195)          (0.0195)         (0.0287)
   Distributions (from capital
     gains) ..........................           --               --                --                --               --
                                           --------         --------          --------          --------         --------
       Total distributions ...........      (0.0288)         (0.0297)          (0.0195)          (0.0195)         (0.0287)
                                           --------         --------          --------          --------         --------
Net asset value, end of period .......     $   1.00         $   1.00          $   1.00          $   1.00         $   1.00
                                           ========         ========          ========          ========         ========
Total Return .........................        2.92%            3.01%             1.97%             1.96%            2.90%
Ratios/Supplemental Data
   Net assets, end of period (000) ...     $201,940         $198,425          $182,480          $215,577         $176,950
   Ratios of expenses to average
     net assets ......................       .84%(a)          .82%(a)           .77%(a)           .77%(a)          .77%(a)
   Ratios of net investment income to
     average net assets ..............        2.88%            2.97%             1.95%             1.95%            2.87%

                                                   MUNICIPAL MONEY MARKET PORTFOLIO
                                           -----------------------------------------------------
                                                                                 FOR THE PERIOD
                                                                              SEPTEMBER 30, 1988
                                               FOR THE           FOR THE        (COMMENCEMENT
                                             YEAR ENDED        YEAR ENDED     OF OPERATIONS) TO
                                           AUGUST 31, 1991   AUGUST 31, 1990   AUGUST 31, 1989
                                           ---------------   ---------------   ---------------
 Net asset value,
  beginning of period ................        $  1.00           $  1.00           $  1.00
                                              --------          --------           -------
Income from investment operations:
   Net investment income .............          0.0431            0.0522            0.0513
   Net gains on securities (both
     realized and unrealized ) .......              --                --                --
                                              --------          --------           -------
       Total from investment
         operations ..................          0.0431            0.0522            0.0513
                                              --------          --------           -------
Less distributions
   Dividends (from net investment
     income) .........................         (0.0431)          (0.0522)          (0.0513)
   Distributions (from capital
     gains) ..........................              --                --                --
                                              --------          --------           -------
       Total distributions ...........         (0.0431)          (0.0522)          (0.0513)
                                              --------          --------           -------
Net asset value, end of period .......        $   1.00          $   1.00           $  1.00
                                              ========          ========           =======
Total Return .........................           4.40%             5.35%           5.72%(b)
Ratios/Supplemental Data
   Net assets, end of period (000) ...        $215,140          $195,566           $85,806
   Ratios of expenses to average
     net assets ......................          .74%(a)           .75%(a)        .73%(a)(b)
   Ratios of net investment income to
     average net assets ..............           4.31%             5.22%           5.70%(b)



(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.12%, 1.14%, 1.12%, 1.16%, 1.15%, 1.13% and 1.14% for the years ended August 31, 1996,
     1995, 1994, 1993, 1992, 1991, and 1990, respectively,  and 1.27% annualized for the period ended August 31, 1989.


(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

[/FN]

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS (C)
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                   GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                       --------------------------------------------------------------------------------------


                                          FOR THE           FOR THE           FOR THE           FOR THE          FOR THE
                                         YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                       AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST31, 1993   AUGUST 31, 1992
                                       ---------------   ---------------   ---------------   --------------   ---------------

Net asset value,
   beginning of period ................    $   1.00         $   1.00           $   1.00         $   1.00         $   1.00
                                           --------         --------           --------         --------         --------
Income from investment operations:
   Net investment income ..............      0.0458           0.0475             0.0270           0.0231           0.0375
   Net gains on securities (both
     realized and unrealized) .........          --               --                 --               --           0.0009
                                           --------         --------           --------         --------         --------
       Total from investment
         operations ...................      0.0458           0.0475             0.0270           0.0231           0.0384
                                           --------         --------           --------         --------         --------
Less distributions
   Dividends (from net investment
      income) .........................     (0.0458)         (0.0475)           (0.0270)         (0.0231)         (0.0375)
   Distributions (from
     capital gains) ...................          --               --                 --               --          (0.0009)
                                           --------         --------           --------         --------         --------
      Total distributions .............     (0.0458)         (0.0475)           (0.0270)         (0.0231)         (0.0384)
                                           --------         --------           --------         --------         --------
Net asset value, end of period ........    $   1.00         $   1.00           $   1.00         $   1.00         $   1.00
                                           ========         ========           ========         ========         ========
Total Return ..........................       4.68%            4.86%              2.73%            2.33%            3.91%
Ratios/Supplemental Data
   Net assets, end of period (000) ....    $192,599         $163,398           $166,418         $213,741         $225,101
   Ratios of expenses to average
     net assets .......................     .975%(a)         .975%(a)           .975%(a)         .975%(a)         .975%(a)
   Ratios of net investment income
     to average net assets ............       4.58%            4.75%              2.70%            2.31%            3.75%

                                             GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                         ----------------------------------------------------
                                                                              FOR THE PERIOD
                                                                            SEPTEMBER 30, 1988
                                            FOR THE           FOR THE         (COMMENCEMENT
                                           YEAR ENDED        YEAR ENDED     OF OPERATIONS) TO
                                         AUGUST 31, 1991   AUGUST 31, 1990   AUGUST 31, 1989
                                         ---------------   ---------------   ---------------

Net asset value,
   beginning of period ................      $   1.00         $   1.00           $   1.00
                                             --------         --------           --------
Income from investment operations:
   Net investment income ..............        0.0604           0.0748             0.0725
   Net gains on securities (both
     realized and unrealized) .........            --               --                 --
                                             --------         --------           --------
       Total from investment
         operations ...................        0.0604           0.0748             0.0725
                                             --------         --------           --------
Less distributions
   Dividends (from net investment
      income) .........................       (0.0604)         (0.0748)           (0.0725)
   Distributions (from
     capital gains) ...................            --               --                 --
                                             --------         --------           --------
      Total distributions .............       (0.0604)         (0.0748)           (0.0725)
                                             --------         --------           --------
Net asset value, end of period ........      $   1.00         $   1.00           $   1.00
                                             ========         ========           ========
Total Return ..........................         6.21%            7.74%            8.64%(b)
Ratios/Supplemental Data
   Net assets, end of period (000) ....      $368,899         $209,378           $ 66,281
   Ratios of expenses to average
     net assets .......................        .95%(a)          .95%(a)         .96%(a)(b)
   Ratios of net investment income
     to average net assets ............         6.04%            7.48%            8.34%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.10%, 1.13%, 1.17%, 1.18%, 1.12%, 1.13% and 1.17% for the years ended
     August 31, 1996, 1995, 1994, 1993, 1992, 1991, and 1990, respectively, and
     1.40% annualized for the period ended August 31, 1989.


(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.


FINANCIAL HIGHLIGHTS (c)
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                         NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                                                --------------------------------------------------------------------
                                                                                                     FOR THE PERIOD
                                                                                                      JULY 13, 1990
                                                   FOR THE           FOR THE           FOR THE          FOR THE
                                                  YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1996   AUGUST 31, 1995   AUGUST31, 1994   AUGUST 31, 1993
                                                ---------------   ---------------   --------------   ---------------
Net asset value, beginning of period ...........   $   1.00          $   1.00          $   1.00         $   1.00
                                                   --------          --------          --------         --------
Income from investment operations:
   Net investment income .......................     0.0278            0.0290            0.0198           0.0234
   Net gains on securities (both realized
     and unrealized) ...........................         --                --                --               --
                                                   --------          --------          --------         --------
       Total from investment operations ........     0.0278            0.0290            0.0198           0.0234
                                                   --------          --------          --------         --------
Less distributions
   Dividends (from net investment income) ......    (0.0278)          (0.0290)          (0.0198)         (0.0234)
   Distributions (from capital gains) ..........         --                --                --               --
                                                   --------          --------          --------         --------
       Total distributions .....................    (0.0278)          (0.0290)          (0.0198)         (0.0234)
                                                   --------          --------          --------         --------
Net asset value, end of period .................   $   1.00          $   1.00          $   1.00         $   1.00
                                                   ========          ========          ========         ========
Total Return ...................................      2.83%             2.94%             2.00%            2.37%
Ratios/Supplemental Data
   Net assets, end of period (000) .............   $ 68,116          $ 60,330          $ 52,222         $ 55,677
   Ratios of expenses to average net assets ....     .78%(a)           .76%(a)           .50%(a)          .14%(a)
   Ratios of net investment income to average
     net assets ................................      2.78%             2.90%             1.98%            2.34%




                                                         NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                                                    ----------------------------------------------------

                                                       FOR THE           FOR THE         (COMMENCEMENT
                                                      YEAR ENDED        YEAR ENDED     OF OPERATIONS) TO
                                                    AUGUST 31, 1992   AUGUST 31, 1991   AUGUST 31, 1990
                                                    ---------------   ---------------   ---------------
Net asset value, beginning of period ...........       $   1.00          $   1.00           $   1.00
                                                       --------          --------           --------
Income from investment operations:
   Net investment income .......................         0.0300            0.0369             0.0060
   Net gains on securities (both realized
     and unrealized) ...........................             --                --                 --
                                                       --------          --------           --------
       Total from investment operations ........         0.0300            0.0369             0.0060
                                                       --------          --------           --------
Less distributions
   Dividends (from net investment income) ......        (0.0300)          (0.0369)           (0.0060)
   Distributions (from capital gains) ..........             --                --                 --
                                                       --------          --------           --------
       Total distributions .....................        (0.0300)          (0.0369)           (0.0060)
                                                       --------          --------           --------
Net asset value, end of period .................       $   1.00          $   1.00           $   1.00
                                                       ========          ========           ========
Total Return ...................................          3.04%             3.76%            4.50%(b)
Ratios/Supplemental Data
   Net assets, end of period (000) .............       $ 40,751          $ 34,183           $ 35,662
   Ratios of expenses to average net assets ....         .33%(a)           .89%(a)            .95%(a)(b)
   Ratios of net investment income to average
     net assets ................................          3.00%             3.69%            4.41%(b)

(a) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the New York Municipal Money Market Portfolio would have been 1.14%, 1.22%, 1.20%, 1.20%, 1.22% and 1.25% for the  years  ended  August  31,  1996,  1995,  1994,  1993,  1992 and  1991,
     respectively, and 1.14% annualized for the period ended August 31, 1990.


(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

                             MONEY MARKET PORTFOLIO

     The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S.
dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

     BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

     COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

     Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

     VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to the Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

     ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations".

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "Act").

     GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

     MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies -- Municipal Money Market Portfolio -- Municipal Obligations."

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two (2) highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (e.g., commercial paper rated "A-1" or "A-2" by S&P), (3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                        MUNICIPAL MONEY MARKET PORTFOLIO

     The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Interest").

MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

     The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

     The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law.
Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

     Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state,
(ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

     TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

     WHEN-ISSUED   SECURITIES.   The  Portfolio  may  also  purchase   portfolio
securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market Portfolio--Stand-by Commitments."


     ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio
--Eligible Securities."

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see, "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

     The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage
Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

     Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Bedford Shares representing an interest in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 calendar days if such securities provide for adjustments in their interest rates not less frequently than every 397 calendar days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements." The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.

     MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

     Mortgage-related securities may include asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less.

     One such type of mortgage-related security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage-Related Debt Securities" in the Statement of Additional Information.

     Each of the mortgage-related securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

     To compare the prepayment risk for various mortgage-related securities, various independent mortgage-related securities dealers publish average remaining life data using proprietary models. In making determinations concerning average remaining life of mortgage-related securities for the Portfolio, the investment adviser will rely on such data to evaluate the prepayment risk in a particular security except to the extent such data are deemed unreasonable by the investment adviser. The investment adviser might deem such data unreasonable if such data appeared to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage-related securities dealers.

     LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

     SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. A more detailed discussion of short sales is contained in the Statement of Additional Information.


     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities see "Investment Objectives and Policies--Money market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

     The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 calendar days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for Federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.


     MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."


     Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of Federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

     Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

     TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax Exempt Derivative Securities."

     WHEN-ISSUED   SECURITIES.   The  Portfolio  may  also  purchase   portfolio
securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies-- Money Market Portfolio--Stand-by Commitments."


     TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.


     ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities." For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio--Eligible Securities" and "Investment Objectives and Policies" in the Statement of Additional Information.


     SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S.
Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee.

     The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

     Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by Standard & Poor's Corporation ("S&P") and Moody's Investor Service, Inc. ("Moody's"). On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Portfolio's shares. Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.


     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

     The Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios' respective investment objectives and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the respective Portfolios' outstanding shares. Such changes may result in a Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objectives of the Portfolios will be achieved. The Portfolios may not, however, change the following investment limitations without such a vote of their respective shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Portfolios may not borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of a Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

     The Money Market and Municipal Money Market Portfolios may not:

         1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Portfolio, except that up to 25% of the value of a Portfolio's total assets may be invested without regard to such 5% limitation.

     The Money Market Portfolio may not:

         1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

         2. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

     The Municipal Money Market may not:

         1. Purchase any securities which would cause more than 25% of the value of the total assets of the Portfolio to be invested in obligations at the time of purchase to be invested of issuers in the same industry.

     In addition, without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest of AMT Interest.

     The Government Obligations Money Market Portfolio may not:

         1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

         2. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provision applicable to regulated investment companies.

     The New York Municipal Money market may not:

         1. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

     In addition, without the affirmative vote of the holders of a majority of the NEW YORK MUNICIPAL MONEY MARKET Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

                               PURCHASE PROCEDURES

     GENERAL. Bedford Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Bedford Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Bedford Shares.


     All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of 4:00 p.m. Eastern Time on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.


     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Bedford Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker.

     Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

     A broker may offer investors maintaining Accounts the ability to purchase Bedford Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Bedford Class designated by the investor as the "Primary Bedford Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Bedford Class at any time by so instructing his broker.

     If a broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

     DIRECT PURCHASES. An investor may also make direct investments at any time in any Bedford Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Bedford Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Bedford Family" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.


     Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Bedford Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:


     A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the Bedford Class selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

     B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

            PNC Bank, N.A., Philadelphia, Pa.
            ABA-0310-0005-3.
            FROM: (name of investor)
            ACCOUNT NUMBER: (investor's account number with the Portfolio) FOR PURCHASE OF: (name of the Portfolio)
            AMOUNT: (amount to be invested)

     C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

     RETIREMENT PLANS. Bedford Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

     Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Bedford Shares may redeem Bedford Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all shares are redeemed, all accrued but unpaid dividends on those shares will be paid with the redemption proceeds.

     An investor's brokerage firm will also redeem each day a sufficient number of Shares of the Primary Bedford Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


     REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request to The Bedford Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee verifies the authenticity of your signature and the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 533-7719 to determine whether the entity that will guarantee the signature is an eligible guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.


     Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800)533-7719 (in Delaware call collect (302)791-1196). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     The Fund's telephone transaction procedures include the following measures:
(1)  requiring  the  appropriate  telephone  transaction  privilege  forms;  (2)
requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.


     When a check is presented to PNC Bank for clearance, PNCBank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.


     The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in a Bedford Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset value per share of each of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). The FRB is currently closed on weekends and the same holidays on which the NYSE is closed (except Christmas Day (observed)) as well as Martin Luther King Jr. Day, Veterans Day and Columbus Day. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


     The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

     With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

     The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate nineteen separate investment portfolios. Each of the Bedford Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER

     PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp Inc., is a bank holding company and a wholly owned subsidiary of PNC Bank Corp. PNC Bank Corp is a multi-bank holding company.

     As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.

     For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

     For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million;
 .30% of the next $250 million; and .25% of net assets in excess of $500 million.


     PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-adviser. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.

     For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% of the average net assets of the Money Market Portfolio, .05% of the average net assets of the Municipal Money Market Portfolio, .30% of the average net assets of the Government Obligations Money Market Portfolio and 0% of the average net assets of the New York Municipal Money Market Portfolio. For that same year, PIMC waived approximately .17%,
 .28%, .12% and .35% of the average net assets of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.


ADMINISTRATOR

     PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

     The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

     The investment adviser has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

     The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.


     For the Fund's fiscal year ended August 31, 1996, the Fund's total expenses were 1.14% of the average net assets with respect to the Bedford Class of the Money Market Portfolio (not taking into account waivers and reimbursements of
 .17%), were 1.12% of the average net assets with respect to the Bedford Class of the Municipal Money Market Portfolio (not taking into account waivers and reimbursements of .28%), were 1.10% of the average net assets with respect to the Bedford Class of the Government Obligations Money Market Portfolio (not taking into account waivers and reimbursements of .125%) and were 1.14% of the average net assets with respect to the Bedford Class of the New York Municipal Money Market Portfolios (not taking into account waivers and reimbursements of
 .36%).

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg Pincus Counsellors, Inc., with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Bedford Classes of the Fund pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of each of the Bedford Classes.

     The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Bedford Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Bedford Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Contracts, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Bedford Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under each of the Distribution Contracts and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

     Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Bedford Class the fee agreed to under the relevant Distribution Contract. None of the Plans obligates the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan on behalf of the relevant Bedford Class. Thus, under each of the Plans, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     The Plans in effect with respect to the Bedford Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and the New York Municipal Money Market Portfolios have been approved by shareholders. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Bedford Class. The fee set forth above will be paid by the Fund on behalf of the relevant Bedford Class to the Distributor unless and until the relevant Plan is terminated or not renewed.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Bedford Class unless a shareholder elects otherwise.
     The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

     Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

     The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to Federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining Federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for Federal alternative minimum tax purposes. Investors should additionally be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to Federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

     Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for Federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

     An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal and state income tax consequences described above.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).


     The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BEDFORD CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BEDFORD CLASSES.

     Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


     As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all of the classes of the Fund.


OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect
(302) 791-1196).

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BEDFORD FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Bedford Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Bedford Family Prospectus of the Fund dated December 3, 1996 (the
"Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.


                                    CONTENTS

                                                                      Prospectus
                                                        Page            Page
                                                        ----          ----------
General ..................................                2             cover
Investment Objectives and Policies .......                2               8
Directors and Officers ...................               32             N/A
Investment Advisory, Distribution and
  Servicing Arrangements .................               35              22
Portfolio Transactions ...................               40             N/A
Purchase and Redemption Information ......               42              18
Valuation of Shares ......................               42              22
Taxes ....................................               45              26
Additional Information Concerning Fund
  Shares..................................               50              27
Miscellaneous ............................               52             N/A
Financial Statements (Audited)............              F-1             N/A
Appendix .................................              A-1             N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


          The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Bedford Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


          Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

          The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

          REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

          VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

          FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio has firm commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

          Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

          Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

          The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying

Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

          OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

          SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

          U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

          SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

          REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

          MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

          Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio involved.

          The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

          LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or
(4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one NRSRO or that are Unrated Securities.

          ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

          Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.

          Some of the significant financial considerations relating to the New York Municipal Money Market Portfolio's investments in New York Municipal Obligations are summarized below. This summary information is derived principally from official statements released prior to the date of this Statement of Additional Information relating to issues of New York Municipal Obligations and does not purport to be a complete description of any of the considerations mentioned herein. The accuracy and completeness of the information contained in such official statements has not been independently verified.

          STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for approximately 41% of both the State's population and personal income.

          The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. The recession has been more severe in the State, owing to a significant retrenchment in the financial services industry, cutbacks in defense spending, and an overbuilt real estate market. There can be no assurance that the State economy will not experience worse-than-predicted results in the 1995-96 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

          The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991. It stood at 6.9% in 1994. The total employment growth rate in the State has been below the national average since 1984, and is expected to grow to less than 0.5% in 1995. State per capita personal income remains above national average. State per capita income for 1984 was estimated at $25,999, which was 19.2% above the 1994 estimated national average of $21,809. During the past ten years, total personal income in the State rose slightly faster than the national average only in 1986 through 1989.

          STATE BUDGET. The State Constitution requires the Governor to submit to the Legislature a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State Financial Plan for that fiscal year. The Governor is required to submit to the Legislature, quarterly budget updates which include a revised cash-basis state financial plan and explanation of any changes from the previous state financial plan.

          The State's budget for the 1995-96 fiscal year was enacted by the Legislature on June 7, 1995, more than two months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including all necessary appropriations for debt service. The State financial plan for the 1995-96 fiscal year was formulated on June 20, 1995 and was based upon the State's budget as enacted by the Legislature and signed into Law by the Governor (the "1995-96 State Financial Plan").

          The 1995-96 State Financial Plan was the first to be enacted in the administration of the Governor, who assumed office on January 1. It was the first budget in over half a century which proposed and, as enacted, projected an absolute year-over-year decline in disbursements in the General Fund, the State's principal operating fund. Spending for State operations was projected to drop even more sharply, by 4.6%. Nominal spending from all State spending sources (i.e., excluding Federal aid) was proposed to increase by only 2.5% from the prior fiscal year, in contrast to the prior decade when such spending growth averaged more than 6.0% annually.

          In his executive budget, the Governor indicated that in the 1995-96 fiscal year, the state financial plan, based on then-current law governing spending and revenues, would be out of balance by almost $4.7 billion, as a result of the projected structural deficit resulting from the ongoing disparity between sluggish growth in receipts, the effect of prior-year tax changes, and the rapid acceleration of spending growth; the impact of unfunded 1994-95 initiatives, primarily for local aid programs; and the use of one-time solutions, primarily surplus funds from the prior year, to fund recurring spending in the 1994-95 budget. The Governor proposed additional tax cuts to spur economic growth and provide relief for low and middle-income tax payers, which were larger than those ultimately adopted, and which added $240 million to the then projected imbalance or budget gap, bringing the total to approximately $5 billion.

          This gap was projected to be closed in the 1995-96 State Financial Plan through a series of actions, mainly spending reductions and cost containment measures and certain reestimates that are expected to be recurring, but also through the use of one-time solutions. The 1995-96 State Financial Plan projected (i) nearly $1.6 billion in savings from cost containment, disbursement reestimates, and other savings in social welfare programs, including Medicaid, income maintenance and various child and family care programs; (ii) $2.2 billion in savings from State agency actions to reduce spending on the State workforce, SUNY and CUNY, mental hygiene programs, capital projects, the prison system and fringe benefits; (iii) $300 million in savings from local assistance reforms, including actions affecting school aid and revenue sharing while proposing program legislation to provide relief from certain mandates that increase local spending; (iv) over $400 million in revenue measures, primarily through a new Quick Draw Lottery game, changes to tax payments schedules, and the sale of assets; and (v) $300 million from reestimates in receipts.

          The 1995-96 State Financial Plan included actions that will have an effect on the budget outlook for State fiscal year 1996-97 and beyond. The Division on the Budget estimated that the 1995-96 State Financial Plan contained actions that provide nonrecurring resources or savings totaling approximately $900 million while the State comptroller (the "Comptroller") believed that such amount exceeded $1 billion. In addition to this use of nonrecurring resources, the 1995-96 State Financial Plan reflected actions that will directly affect the State's 1996-97 fiscal year baseline receipts and disbursements. The three-year plan to reduce State personal income taxes will decrease State tax receipts by an estimated $1.7 billion in State fiscal year 1996-97 in addition to the amount of reduction in State fiscal year 1995-96. Further significant reductions in the personal income tax are scheduled for the 1997-98 State fiscal year. Other tax reductions enacted in 1994 and 1995 are estimated to cause an additional reduction in receipts of over $500 million in 1996-97, as compared to the level of receipts in 1995-96. Similarly, many actions taken to reduce disbursements in the State's 1995-96 fiscal year are expected to provide greater reductions in the State's fiscal year 1996-97. These include actions to reduce the State workforce, reduce Medicaid and welfare expenditures and slow community mental hygiene program development.

          The State issued the first of the three required quarterly updates (the "First Quarter Update") to the 1995-96 State Financial Plan on July 28, 1995. The First Quarter Update projected continued balance in the State's 1995-96 State Financial Plan. Actual cash receipts and disbursements during the first quarter of the fiscal year were impacted by the late adoption of the budget, and fell somewhat short of original monthly cashflow estimates. Receipt variances were mainly related to timing issues rather than changes in the forecast. Disbursement variances were also ascribed to timing factors.

          On October 2, 1995, the State Comptroller releases a report on the State's financial condition. The report identified several risks to the 1995-96 State Financial Plan and also estimated a potential imbalance in receipts and disbursements in the 1996-97 fiscal year of at least $2.7 billion and in the 1997-98 fiscal year of at least $3.9 billion. The Governor is required to submit a balanced budget to the State Legislature and has indicated that he will close any potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.

          The State issued its second quarterly update to the 1995-96 State Financial Plan on October 26, 1995 (the "Mid-Year Update" and together with the First Quarter Update, the "Financial Plan Updates"). The Mid-Year Update projected continued balance in the 1995-96 State Financial Plan, with estimated receipts reduced by a net $71 million and estimated disbursements reduced by a net $30 million as compared to the First Quarter Update. The resulting General Fund balance decreased from $213 million in the First Quarter Update to $172 million in the Mid-Year Update, reflecting the use of $41 million from the contingency reserve fund for payments of litigation and disallowance expenses.

          The 1995-96 State Financial Plan and the Financial Plan Updates were based on a number of assumptions and projections. Because it is not possible to predict accurately the occurrence of all factors that may affect the 1995-96 State Financial Plan or the Financial Plan Updates, actual results could differ materially and adversely from projections made at the outset of a fiscal year. There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

          A significant risk to the 1995-96 State Financial Plan arises from tax legislation pending in Congress. Changes to federal tax treatment of capital gains are likely to flow through automatically to the State personal income tax. Such changes, depending upon their precise character and timing, and upon taxpayer response, could produce either revenue gains or losses during the balance of the State's fiscal year.

          RECENT FINANCIAL RESULTS. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the States largest funds and receives all State taxes and other resources not dedicated to particular purposes.

          The State reported a General Fund operating deficit of $1.426 billion for the 1994-95 fiscal year, as compared to an operating surplus of $914 million for the prior fiscal year. The 1994-95 fiscal year deficit was caused by several factors, including the use of $1.026 billion of 1993-94 cash-based surplus to Fund operating expenses in 1994-95 and the adoption of changes in accounting methodologies by the State Comptroller. These factors were offset by net proceeds of $315 million in bonds issued by the Local Government Assistance Corporation. The General Fund is projected to be balanced on a cash basis for the 1995-96 fiscal year.

          Total revenues for 1994-95 were 31.455 billion. Revenues decreased $173 million over the prior fiscal year, a decrease of less than one percent. Total expenditures for 1994-95 totaled $33.079 billion, an increase of $2.083 billion, or 6.7 percent over the prior fiscal year.

          The State's financial position on a GAAP (generally accepted accounting principals) basis as of March 31, 1995 showed an accumulated deficit in its combined governmental funds of $1.666 billion reflecting liabilities of $14.778 billion and assets of $13.112 billion.

          DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term debt that may be so authorized and subsequently incurred by the State.

          The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds form the sale of duly authorized but unissued bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase or contractual-obligation financings which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") in an effort to restructure the way the State makes certain local aid payments.

          In 1990, as part of a State fiscal reform program, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The Legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of those long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales tax and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified both the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the fiscal year without relying on short-term seasonal borrowings. The 1995-96 State Financial Plan includes no spring borrowing nor did the 1994-95 State Financial Plan, which was the first time in 35 years there was no short-term seasonal borrowing.

          In June 1994, the Legislature passed a proposed constitutional amendment that would significantly change the long-term financing practices of the State and its public authorities. The proposed amendment would permit the State, within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State funds dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would (i) permit multiple purpose general obligation bond proposals to be proposed on the same ballot, (ii) require the State debt be incurred only for capital projects included in a multi-year capital financing plan, and (iii) prohibit, after its effective date, lease-purchase and contractual-obligation financing mechanisms for State facilities.

          Before the approved constitutional amendment can be presented to the voters for their consideration, it must be passed by a separately elected legislature. The amendment must therefore be passed by the newly elected Legislature in 1995 prior to presentation to the voters in November 1995. The amendment was passed by the Senate in June 1995, and the Assembly is expected to pass the amendment shortly. If approved by the voters, the amendment would become effective January 1, 1996.

          On January 13, 1992, Standard & Poor's Corporation ("Standard & Poor's) reduced its ratings on the State's general obligation bonds from A to A-and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. Standard & Poor's also continued its negative rating outlook assessment on State' general obligation debt. On April 26, 1993, Standard & Poor's revised the rating outlook assessment to stable. On February 14, 1994, Standard & Poor's raised its outlook to positive and, on February 28, 1994, confirmed its A- rating. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

          The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in 1995-96. The State expects to issue $248 million in general obligation bonds (including ($170 million for purposes of redeeming outstanding bond anticipation notes) and $186 million in general obligation commercial paper. The Legislature has also authorized the issuance of up to $33 million in certificates of participation during the State's 1995-96 fiscal year for equipment purchases and $14 million for capital purposes. These projections are subject to change if circumstances require.

          Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes and on tax and revenue anticipation notes were $793.3 million for the 1994-95 fiscal year, and are estimated to be $774.4 million for the 1995-96 fiscal year. These figures do not include interest payable on State General Obligation Refunding Bonds issued in July 1992 ("Refunding Bonds") to the extent that such interest was paid from an escrow fund established with the proceeds of such Refunding Bonds. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $239.4 million for the 1994-95 fiscal year, and estimated to be $328.2 million for 1995-96. State lease-purchase rental and contractual obligation payments for 1994-95, including State installment payments relating to certificates of participation, were $1.607 billion and are estimated to be $1.641 billion in 1995-96.

          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

          LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central New York;
(2) certain aspects of New York State's Medicaid policies and its rates, regulations and procedures; (3) an action against New York State and New York city officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges by commercial insurers, employee welfare benefit plans, and health maintenance organizations to the impositions of 13%, 11% and 9% surcharges on inpatient hospital bills; (7) challenges to certain aspects of petroleum business taxes; (8) action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) a challenge to the constitutionality of the treatment of certain moneys held in a Supplemental Reserve Fund; and (10) a challenge to the constitutionality of the State lottery game.

          Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller has developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $30 million in fiscal 1994-95, $63 million in fiscal 1995-96, $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of STATE OF DELAWARE v. STATE OF NEW YORK, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State is required to make aggregate payments of $351.4 million, of which $90.3 million have been made. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year.

          The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State. Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1995-96 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1995-96 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1995-96 State Financial Plan. In its audited financial statements for the fiscal year ended March 31, 1995, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $676 million.

          Although other litigation is pending against New York State, except as described above, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

          THE AUTHORITIES. The fiscal stability of the State is related to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that are State-supported or State-related. As of September 30, 1992, the latest data available, there were 18 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $70.3 billion. As of March 31, 1995, aggregate public authority debt outstanding as State-supported debt was $27.9 billion and as State-related debt was $36.1 billion.

          Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

          NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York is closely related to the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP.

          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to public credit markets. The City was not able to sell short-term notes to the public again until 1979.

          In 1975, Standard & Poor's suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from Standard & Poor's. On July 2, 1985, Standard & Poor's revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 2, 1993, Standard & Poor's reconfirmed its A-rating of City bonds, continued its negative rating outlook assessment and stated that maintenance of such rating depended upon the City's making further progress towards reducing budget gaps in the outlying years. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, Standard & Poor' downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing to the City's chronic structural budget problems and weak economic outlook. Standard & Poor's stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

          New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the city to make up its budget deficits. To help alleviate the city's financial difficulties, the Legislature credited the Municipal Assistance Corporation ("MAC") in 1975. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June 30, 1995, MAC had outstanding debt on aggregate of approximately $4.882 billion of its bonds. MAC is authorized to issue bonds and notes to refunds its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to certain authorities in the event the City fails to provide such financing.

          Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

          From time to time, the Control Board staff, OSDC, the City comptroller and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.

          The City submitted to the Control Board on July 21, 1995 a fourth quarter modification to the City's financial plan for the 1995 fiscal year (the "1995 Modification"), which projects a balanced budget in accordance with GAAP for the 1995 fiscal year, after taking into account a discretionary transfer of $75 million. On July 11, 1995, the City submitted to the Control Board the Financial Plan for the 1996 through 1999 fiscal years (the "1996-1999 Financial Plan").

          The 1996-1999 Financial Plan projected revenues and expenditures for the 1996 fiscal year balanced in accordance with GAAP. The projections for the 1996 fiscal year reflected proposed actions to close a previously projected gap of approximately $3.1 billion for the 1996 fiscal year. The proposed actions in the 1996-1999 Financial Plan for the 1996 fiscal year included (i) a reduction in spending of $400 million, primarily affecting public assistance and Medicaid payment to the City; (ii) expenditure reductions in agencies, totaling $1.2 billion; (iii) transitional labor savings, totaling $600 million; and (iv) the phase-in of the increased annual pension funding cost due to revisions resulting from an actuarial audit of the City's pension systems, which would reduce such costs in the 1996 fiscal year.

          The proposed agency spending reductions included the reduction of City personnel through attrition, government efficiency initiatives, procurement initiatives and labor productivity initiatives. The substantial agency expenditure reductions proposed in the 1996-1999 Financial Plan is subject to the ability of the City to implement proposed reductions in City personnel and other cost reduction initiatives. In addition, certain initiatives are subject to negotiation with the City's municipal unions, and various actions, including proposed anticipated State aid totaling $50 million are subject to approval by the Governor and the Legislature.

          The 1996-1999 Financial Plan also set forth projections for the 1997 through 1999 fiscal years and outlined a proposed gap-closing program to eliminate projected gaps of $888 million, $1.5 billion and $1.4 billion for the 1997, 1998 and 1999 fiscal years, respectively, after successful implementation of the $3.1 billion gap-closing program for the 1996 fiscal year. These actions, a substantial number of which were not specified in detail, include additional agency spending reductions, reduction in entitlements, government procurement initiatives, revenue initiatives and the availability of the general reserve.

          Contracts with all of the City's municipal unions either expired in the 1995 fiscal year or will expire in the 1996 fiscal years. The 1996-1999 Financial Plan provided no additional wage increases for City employees after the 1995 fiscal year. Each 1% wage increase for all union contracts commencing in the 1995 or 1996 fiscal year would cost the City an additional $141 million for the 1996 fiscal year and $161 million each year thereafter above the amounts provided for in the 1996-1999 Financial Plan.

          Although the City has balanced its budget since 1981, estimates of the City's revenues and expenditures, which are based on numerous assumptions, are subject to various uncertainties. If expected federal or State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from New York State.

          The City requires certain amounts of financing for seasonal and capital spending purposes. The City's current monthly cash flow forecast for the 1996 fiscal year shows a need of $2.4 billion of seasonal financing for the 1996 fiscal year. Seasonal financing requirements for the 1995 fiscal year increased to $2.2 billion from $1.75 billion and $1.4 billion in the 1994 and 1993 fiscal years, respectively.

          Certain localities, in addition to the City, could have financial problems leading to requests for additional New York State assistance. The potential impact on the State of such requests by localities was not included in the projections of the State's receipts and disbursements in the State's 1995-96 fiscal year.

          Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the Legislature to assist Yonkers could result in allocation of New York State resources in amounts that cannot yet be determined.

          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1993, the total indebtedness of all localities in New York State other than New York City was approximately $17.7 billion. A small portion (approximately $105 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1993.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.



INVESTMENT LIMITATIONS.

          MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

               (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

               (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

               (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

               (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

               (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

               (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

               (7) purchase or sell commodities or commodity contracts;

               (8) invest in oil, gas or mineral exploration or development programs;

               (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

               (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

               (11) make investments for the purpose of exercising control or management.

          In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

          In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

          (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

          (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

          (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

          The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares the Portfolio are represented at the meeting in person or by proxy.

          With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

          So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

               1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations as the basis for such opinions.

          So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

               1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

               2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

               3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

          GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

               1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

               2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

               3. Act as an underwriter.

               4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

          The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

          The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

          NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:

               (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

               (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

               (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

               (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

               (6) purchase or sell commodities or commodity contracts;

               (7) invest in oil, gas or mineral exploration or development programs;

               (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

               (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

               (10) make investments for the purpose of exercising control or management.

          In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax and does not constitute an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

          The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio affected are represented at the meeting in person or by proxy.

          So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

               1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

          In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

          In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:


Principal Occupation
Name, Address and Age                    Position with Fund                   During Past Five Years
---------------------                    ------------------                   ----------------------

Arnold M. Reichman, 48*                  Director                             Since 1986, Managing Director and Assistant
466 Lexington Avenue                                                          Secretary, E.M. Warburg, Pincus & Co.,
New York, NY  10017                                                           Inc.; Since 1990, Chief Executive Officer and since
                                                                              1991, Secretary, Counsellors Securities Inc.; Officer
                                                                              of various investment companies advised by Warburg,
                                                                              Pincus Counsellors, Inc.

Robert Sablowsky, 58**                   Director                             SINCE OCTOBER, 1996, SENIOR VICE PRESIDENT OF
110 Wall Street                                                               FAHNESTOCK & CO., INC. 1985 TO 1996, Executive
New York, NY 10005                                                            Vice President of  Gruntal & Co., Inc., Director,
                                                                              Gruntal & Co., Inc.


Francis J. McKay, 60                     Director                             Since 1963, Executive
7701 Burholme Avenue                                                          Vice President, Fox
Philadelphia, PA  19111                                                       Chase Cancer Center (Biomedical
                                                                              research and  medical care).


Marvin E. Sternberg, 62                  Director                             Since 1974, Chairman,
937 Mt. Pleasant Road                                                         Director and President,
Bryn Mawr, PA  19010                                                          Moyco Industries, Inc.
                                                                              (manufacturer of dental supplies
                                                                              and precision coated abrasives);
                                                                              Since 1968, Director and President,
                                                                              Mart MMM, Inc. (formerly
                                                                              Montgomeryville Merchandise Mart,
                                                                              Inc.), Mart PMM, Inc. (formerly
                                                                              Pennsauken Merchandise Mart, Inc.)
                                                                              (shopping centers); and  Since
                                                                              1975, Director and Executive Vice
                                                                              President, Cellucap Mfg. Co., Inc.
                                                                              (manufacturer of disposable
                                                                              headwear).

Julian A. Brodsky, 63                    Director                             Director, and
Comcast Corporation                                                           Vice Chairman,
1234 Market Street                                                            1969 to present; Comcast
16th Floor                                                                    Corporation; Director,
Philadelphia, PA  19107-3723                                                  Comcast Cablevision of
                                                                              Philadelphia (cable television
                                                                              and communications) and Nextel
                                                                              (Wireless Communications).

Principal Occupation
Name, Address and Age                    Position with Fund                   During Past Five Years
---------------------                    ------------------                   ----------------------
Donald van Roden, 72                     Director                             Self-employed
1200 Old Mill Lane                                                            businessman.  From
Wyomissing, PA  19610                                                         February 1980 to March 1987, Vice
                                                                              Chairman, SmithKline Beckman Corporation
                                                                              (pharmaceuticals); Director, AAA Mid-Atlantic
                                                                              (auto service); Director, Keystone Insurance Co.

Edward J. Roach, 72                      President and Treasurer              Certified Public
Suite 100                                                                     Accountant; Vice
Bellevue Park Corporate                                                       Chairman of the Board,
  Center                                                                      Fox Chase Cancer
400 Bellevue Parkway                                                          Center;  Trustee
Wilmington, DE  19809                                                         Emeritus, Pennsylvania School for
                                                                              the Deaf; Trustee Emeritus, Immaculata College;
                                                                              Vice President and
                                                                              Treasurer of various investment
                                                                              companies advised by PNC Institutional
                                                                              Management Corporation.

Morgan R. Jones, 57                      Secretary                            Chairman, the law firm of 1100 PNB
                                                                              Bank Building Drinker
                                                                              Biddle & Reath, Broad and Chestnut
                                                                              Streets Philadelphia,
                                                                              Philadelphia, PA  19107
                                                                              Pennsylvania; Director, Rocking
                                                                              Horse Child Care Centers of
                                                                              America, Inc.


-------------------------

* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.


** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.
[/FN]



          Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

          Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

          Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.

          The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of ANY INVESTMENT ADVISER OR SUB-ADVISER OF THE FUND OR THE DISTRIBUTOR $12,000 ANNUALLY AND $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation FROM THE FUND IN THE FOLLOWING AMOUNTS:


                               DIRECTORS                    COMPENSATION
                               ---------                    ------------

                           JULIAN A. BRODSKY                  $12,525
                           FRANCIS J. MCKAY                    15,975
                           MARVIN E. STERNBERG                 16,725
                           DONALD VAN RODEN                    21,025

On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the sub-ADVISER to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, and the Fund's custodian, PFPC Inc. ("PFPC"), the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


          ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."

          For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $4,174,375 IN ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $190,687 IN ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $1,638,622 IN ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND WAIVED ALL OF THE INVESTMENT ADVISORY FEES PAYABLE TO IT OF $2,709 WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. DURING THE SAME YEAR, PIMC WAIVED $ 3,527,715 OF ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $671,811 OF ADVISORY

FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND $268,017 OF ADVISORY FEES WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $2,274,697 in advisory fees with respect to the Money Market Portfolio, $67,752 in advisory fees with respect to the Municipal Money Market Portfolio, $780,122 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $187,660 with respect to the New York Municipal Money Market Portfolio. During the same year, PIMC waived $2,589,882 of advisory fees with respect to the Money Market Portfolio, $1,041,321 of advisory fees with respect to the Municipal Money Market Portfolio, $398,363 of advisory fees with respect to the Government Obligations Money Market Portfolio. For the year ended August 31, 1994, PIMC received (after waivers) $1,947,768 in advisory fees with respect to the Money Market Portfolio, $7,733 in advisory fees with respect to the Municipal Money Market Portfolio, $580,435 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $193,386 with respect to the New York Municipal Money Market Portfolio under its Advisory Contract with the Fund. During the same year, PIMC waived $2,255,986 of advisory fees with respect to the Money Market Portfolio, $1,091,646 of advisory fees with respect to the Municipal Money Market Portfolio, $461,938 of advisory fees with respect to the Government Obligations Money Market Portfolio.


          As required by various state regulations, PIMC will reimburse the Fund or a Portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1-1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

          Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors;
(j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class;
(m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

          Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.


          The Advisory Contracts were each most recently approved July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the Sub-Advisory Agreement was approved with respect to the Municipal Money Market Portfolio by shareholder at a special meeting held on December 22, 1989. The Advisory Contract was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

          CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

          PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Bedford Classes pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Bedford Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Bedford Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

          PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

          DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements entered into by the

Distributor and the Fund on behalf of each of the Bedford Classes, (collectively, the "Distribution Contracts") and separate Plans of Distribution for each of the Bedford Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of each of the Bedford Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.


          Each of the Plans relating to the Bedford Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios as amended was most recently approved for continuation, on July 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). Each of the Plans relating to the Bedford Class of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios was approved by shareholders of each Bedford Class at a special meeting of shareholders held December 22, 1989, as adjourned. The Plan relating to the Bedford Class of the New York Municipal Money Market Portfolio was approved by shareholders of such Class at a special meeting of shareholders held November 21, 1991, as adjourned.


          Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Bedford Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Bedford Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.


          During the year or period ended August 31, 1996, the Fund paid distribution fees to the Fund's Distributor under the Plans for the Bedford Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio in the aggregate amounts of $5,826,142, $1,139,416, $1,091,847 AND $311,822, respectively. Of those amounts $5,582,603,
$1,118,274, $1,072,131 AND $305,581, respectively, was paid to dealers with whom the Fund's Distributor had entered into dealer agreements, and $243,539, $21,142, $19,716 AND $6,241, respectively, was retained by the Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. During the same year, the Distributor waived no distribution fees for any of the Bedford Classes of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio and waived distribution fees in the aggregate amount of $0 with respect to the Bedford Class of the New York Municipal Money Market Portfolio. The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position as Chief Executive Officer and Secretary of the Distributor. MR. SABLOWSKY, A DIRECTOR OF THE FUND, HAD AN INDIRECT INTEREST IN THE OPERATION OF THE PLANS BY VIRTUE OF HIS POSITION AS EXECUTIVE VICE PRESIDENT OF GRUNTAL & CO., INC., A BROKER-DEALER WHICH SELLS THE FUND'S SHARES.



                             PORTFOLIO TRANSACTIONS

          Each of the Portfolios intends to purchase securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because all Portfolios intend to purchase only securities with remaining maturities of 397 calendar days or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

          Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or Provident or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

          PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or Provident or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

          The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

          Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


          The Fund intends to use its best efforts to maintain the net asset value of each of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of a Portfolio. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 P.M. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS ON WHICH THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)) AS WELL AS MARTIN LUTHER KING, JR. DAY, COLUMBUS DAY AND VETERANS DAY.

          The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

          The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

          Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

          In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

          PERFORMANCE INFORMATION. Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


          The yield for the seven (7) day period ended August 31, 1996 for the Bedford Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio was 4.51%, 2.81%, 4.42% and 2.63%, respectively. The effective yield for the same period for the same Classes was 4.61%, 2.85%, 4.52% and 2.66%, respectively. The tax equivalent yield for the same period for the Bedford Class of the Municipal Money Market Portfolio was 3.90% (assuming an income tax rate of 28%). The tax equivalent yield for the same period for the Bedford Class of the New York Municipal Money Market Portfolio was 4.24% (assuming a combined total New York City (8%), New York State (2%) and Federal (28%) income tax rate of 38%).


          Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

          The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investors Service and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

          From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

          The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

          Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

          In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income, "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

          Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

          In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

          The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.

          The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular Federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

          All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

          Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

          Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

          Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

          While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

          Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions in the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

          If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

          The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

          The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

          The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


          The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common

Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common Stock (N/I MICROCAP),50 million shares are classified as Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class L Common Stock, Class M Common Stock, Class N Common Stock and Class O Common Stock constitute the Bedford Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

          The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money FAMILY, THE N/I FAMILY, THE BOSTON PARTNERS Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE N/I FAMILY REPRESENTS INTERESTS IN THE THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTEREST IN ONE NON-MONEY MARKET PORTFOLIO; the Janney Montgomery Scott Money Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.


          The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

          As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

          Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

          COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

          INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


          CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

RBB Money Market Portfolio             Luanne M. Garvey and Robert J. Garvey                         11.2
(Class E)                              2729 Woodland Avenue
                                       Trooper, PA  19403

                                       HAROLD T. Erfer                                               12.2
                                       414 Charles Lane
                                       Wynnewood, PA  19096

                                       KAREN M. McElhinny and Contribution Account                   15.8
                                       4943 King Arthur Drive
                                       Erie, PA  16506


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       JOHN Robert Estrada and                                       22.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX  76018

                                       ERIC Levine and Linda & Howard Levine                         27.6
                                       67 Lanes Pond Road
                                       Howell, NJ  07731

RBB Municipal Money Market             William B. Pettus Trust                                       11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO  63021-6635

                                       SEYMOUR Fein                                                  88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY  10457-0486

CASH Preservation Money Market         Jewish Family and Children's                                  56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA  19103

                                       LYNDA R. Succ Trustee for in Trust under                      12.4
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO 63104

                                       THERESA M. PALMER                                              7.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120

CASH Preservation Municipal Money      Kenneth Farwell and Valerie                                   10.8
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO 63107

                                       GARY L. LANGE and                                             15.2
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       ST. CHARLES, MO  63309

                                       ANDREW DIEDERICH AND DORIS DIEDERICH                           5.9
                                       1003 LINDENMAN
                                       DES PERES, MO 63131

                                       MARCELLA L. HAUGH CARING TR DTD 8/12/91                       14.8
                                       40 PLAZA SQUARE
                                       APT. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                                 7.5
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       GWENDOYLN HAYNES                                               5.1
                                       2757 GEYER
                                       ST. LOUIS, MO

SANSOM Street Money Market Portfolio   Wasner & Co.                                                  20.1
(Class I)                              FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113

                                       SAXON and Co.                                                 73.3
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182

                                       ROBERTSON Stephens & Co.                                       6.5
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101

BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                           100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                           100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.                 5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT
                                       625 MADISON AVE., 4TH FLOOR                                    5.0
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master Retirement Trust                         10.2
(Class U)                              303 South Temple Drive
                                       Diboll, TX  75941

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.                 16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                      9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730

                                       C S FIRST BOSTON PENSION FUND                                 10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       SC JOHNSON & SON, INC. RETIREMENT PLAN                        13.3
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND
                                       8650 FLAIR DRIVE                                               6.3
                                       E. MONTE, CA  96731-3011

BEA Emerging Markets Equity Portfolio  Wachovia Bank North Carolina Trust for Carolina               15.7
(Class V)                              Power & Light Co. Supplemental Retirement Trust
                                       301 N. Main Street
                                       Winston-Salem, NC 27101

                                       WACHOVIA BANK OF NORTH CAROLINA                                5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                        30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES RETIREMENT SYSTEM                   10.8
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR 72201

                                       NORTHERN Trust                                                12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675

                                       AMHERST H. Wilder Foundation                                   5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

BEA US Core Equity Portfolio           Bank of New York                                              45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY 10286

                                       WERNER & Pfleiderer Pension                                    7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ  07446

                                       WASHINGTON HEBREW CONGREGATION                                11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                                    6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

BEA US Core Fixed Income Portfolio     New England UFCW & Employers' Pension Fund Board              24.5
(Class Y)                              of Trustees
                                       161 Forbes Road, Suite 201
                                       Braintree, MA  02184

                                       W.M. BURKE REHABILITATION                                      5.4
                                       HOSPITAL INC.
                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605

                                       PATTERSON & Co.                                                8.9
                                       P.O. Box 7829
                                       Philadelphia, PA  19102

                                       MAC & CO                                                       6.9
                                       FAO 176-655
                                       ROBF1766552
                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

                                       BANK OF NEW YORK                                               9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286

                                       CITIBANK NA                                                   12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income Portfolio      Sunkist Master Trust                                          36.0
(Class Z)                              14130 Riverside Drive
                                       Sherman Oaks, CA  91423

                                       PATTERSON & CO.                                               25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101

                                       KEY Trust Co. of Ohio                                         20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202-1559

                                       MARY E. MORTEN                                                 6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017

                                       ATTN:  PORTFOLIO MANAGEMENT
BEA Municipal Bond Fund Portfolio      William A. Marquard                                           37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY  40311

                                       ARNOLD Leon                                                   12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       IRWIN Bard                                                    6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                     5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123

N/I MICRO CAP FUND                     CHARLES SCHWAB & CO. INC.                                     12.8
(Class FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       CHASE MANHATTAN BANK                                          30.5
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                                   6.4
                                       c/o FIDUCIARY TRUST CO. INTL
                                       P. O. Box 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008

                                       BRUCE FEIZER                                                   5.3
                                       TRST JEF MEMORIAL RANCH ACCOUNT
                                       P.O. Box 117
                                       VICKSBURG, MI  49097

N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                     20.7
(CLASS GG)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       U S EQUITY INVESTMENT PORTFOLIO LP                            22.7
                                       C/O ASSET MANAGEMENT ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447

                                       BANK OF NEW YORK                                              10.2
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE FUND (CLASS HH)   CHARLES SCHWAB & CO. INC.                                     31.6
                                       SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

JANNEY Montgomery Scott Money Market   JANNEY Montgomery Scott                                       100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

Janney Montgomery Scott Municipal      JANNEY Montgomery Scott                                       100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
MARKET)

Janney Montgomery Scott Government     JANNEY Montgomery Scott                                       100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT               Philadelphia, PA  19103-1675
OBLIGATIONS MONEY)

Janney Montgomery Scott New York       JANNEY Montgomery Scott                                       100
Municipal Money Market Portfolio       1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)    Philadelphia, PA  19103-1675


          As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of 811 classes of the Fund.

          As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

          LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS

          The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

               AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

               AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

          The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

               Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

               Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

          The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

          MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   -------------
CERTIFICATES OF DEPOSIT--12.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.500% 01/13/97 ........................        $50,000   $ 50,000,000
Mellon Bank
   5.540% 02/07/97 ........................         50,000     50,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.2%
Bank of Tokyo-Mitsubishi
   5.600% 11/04/96 ........................         25,000     25,000,000
Banque Nationale de Paris
   5.430% 09/30/96 ........................         50,000     50,000,392
Swedbank
   5.530% 09/12/96 ........................         30,000     30,000,090
   5.440% 11/06/96 ........................         75,000     75,001,356
                                                             ------------
                                                              180,001,838
                                                             ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $280,001,838) ................                   280,001,838
                                                             ------------
COMMERCIAL PAPER--56.1%
ASSET BACKED SECURITIES--5.8%
Corporate Receivables Corp.
   5.350% 11/21/96 ........................         25,000     24,699,063
   5.400% 01/15/97 ........................         25,800     25,273,680
Cxc, Inc.
   5.320% 11/20/96 ........................         30,000     29,645,333
Sigma Finance, Inc.
   5.420% 02/20/97 ........................         50,000     48,705,222
                                                             ------------
                                                              128,323,298
                                                             ------------
BANKS--2.3%
Chase Manhattan Corp.
   5.330% 01/10/97 ........................         25,000     24,515,118
National City Corp.
   5.270% 09/11/96 ........................         25,000     24,963,403
                                                             ------------
                                                               49,478,521
                                                             ------------


                                                  PAR
                                                 (000)        VALUE
                                                -------   -------------
CIGARETTES--3.0%
American Brands, Inc.
   5.300% 12/12/96 .....................        $21,000   $ 20,684,650
   5.290% 12/13/96 .....................         25,000     24,621,618
   5.480% 01/06/97 .....................         20,000     19,613,356
                                                          ------------
                                                            64,919,624
                                                          ------------
FINANCE SERVICES--1.7%
Countrywide Funding Corp.
   5.450% 10/18/96 .....................         38,000     37,729,619
                                                          ------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.3%
Newell Co.
   5.320% 09/12/96 .....................         50,000     49,918,722
                                                          ------------
PERSONAL CREDIT INSTITUTIONS--10.7%
BMW US Capital Corp.
   5.340% 09/09/96 .....................         33,196     33,156,607
   5.300% 09/16/96 .....................         50,000     49,889,583
Ford Motor Credit Corp.
   5.430% 10/22/96 .....................         50,000     49,615,375
   5.400% 12/12/96 .....................         50,000     49,235,000
General Motors Acceptance Corp.
   5.580% 12/26/96 .....................         30,000     29,460,600
   5.460% 02/12/97 .....................         25,000     24,378,167
                                                          ------------
                                                           235,735,332
                                                          ------------
PETROLEUM REFINING--1.1%
Repsol Int'l Finance B.V.
   5.370% 12/27/96 .....................         25,000     24,563,688
                                                          ------------
PHARMACEUTICAL PREPARATIONS--2.7%
American Home Products Corp.
   5.250% 09/03/96 .....................         60,000     59,982,500
                                                          ------------
SEARCH, DETECTION, NAVIGATION,
GUIDANCE AERONAUTIC SYSTEMS--4.5%
Raytheon Co.
   5.280% 09/17/96 .....................        100,000     99,765,333
                                                          ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)         VALUE
                                                   --------   --------------
SECURITY BROKERS & DEALERS--12.9%
Lehman Brothers Holdings Inc.
   5.500% 09/12/96 ..........................      $ 55,000   $   54,907,569
Merrill Lynch & Co. Canandian DCP
   5.500% 11/18/96 ..........................        50,000       49,404,167
Morgan Stanley Group, Inc.
   5.400% 09/23/96 ..........................        25,000       24,917,500
   5.300% 10/21/96 ..........................        50,000       49,631,945
   5.310% 12/13/96 ..........................        30,000       29,544,225
Nomura Holding America, Inc.
   5.510% 10/24/96 ..........................        25,000       24,797,201
   5.380% 11/14/96 ..........................        50,000       49,447,056
                                                              --------------
                                                                 282,649,663
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--9.1%
American Express Credit Corp.
   5.280% 09/05/96 ..........................       100,000       99,941,333
Sears Roebuck Acceptance Corp.
   5.310% 09/04/96 ..........................        50,000       49,977,875
   5.480% 10/31/96 ..........................        50,000       49,543,333
                                                              --------------
                                                                 199,462,541
                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,232,528,841) ................                  1,232,528,841
                                                              --------------
MUNICIPAL BONDS--5.4%
CALIFORNIA--0.9%
San Bernardino County California
   Certificate of Participation County
   Center Refinancing Project,
   Series 1995 (LOC Canadian
   Imperial Bank of Commerce)(DOUBLE DAGGER)
   5.650% 09/07/96 ..........................         7,800        7,800,000
Adventist Health Systems West
   Series 1988 (LOC-First Interstate
   Bank of California)(DAGGER)
   3.750% 09/04/96 ..........................        12,925       12,925,000
                                                              --------------
                                                                  20,725,000
                                                              --------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue
   (LOC Sun Bank, N.A.)(DOUBLE DAGGER)
   5.650% 09/05/96 ..........................         2,900        2,900,000
                                                              --------------


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority (Emory U.)(DOUBLE DAGGER)
   5.450% 09/04/96 ......................       $10,100   $10,100,000
                                                          -----------
ILLINOIS--0.8%
Barton Healthcare Taxable Revenue
   Bonds Series 1995 DN (LOC-
   American Nation Bank)(DAGGER)
   5.550% 09/04/96 ......................        12,455    12,455,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992
   (LOC-Societe Generale)(DOUBLE DAGGER)
   5.650% 09/04/96 ......................           600       600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville CORP Project)
   Series 1993-B (LOC-First National
   Bank of Chicago)(DOUBLE DAGGER)
   5.550% 09/04/96 ......................         4,400     4,400,000
                                                          -----------
                                                           17,455,000
                                                          -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (LOC-Societe Generale)
   VRDN(DAGGER)
   5.550% 09/04/96 ......................         4,200     4,200,000
                                                          -----------
MINNESOTA--0.2%
Fairview Hospital And Healthcare Services
   Taxable ADJ Convertible Extendable
   Securities Series 1994
   (MBIA Insurance) VRDN(DAGGER)
   5.550% 09/05/96 ......................         5,100     5,100,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, Mississippi
   (LOC-RaboBank Nederland)
   IDRB VRDN(DAGGER)
   5.450% 09/04/96 ......................         1,400     1,400,000
   5.450% 09/04/96 ......................         2,155     2,155,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                -------   -----------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   Taxable IDRB (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corporation Guaranty)
   (LOC-Sun Bank, N.A.) VRDN(DAGGER)
   5.550% 09/04/96 .....................        $14,000   $ 14,000,000
Mississippi Business Finance Corp.
   Taxable IDRB VRDN(DAGGER)
   5.450% 09/07/96 .....................          3,200      3,200,000
                                                          ------------
                                                            20,755,000
                                                          ------------
NEW YORK--0.6%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable Securities
   Series 1990  (LOC-Morgan
   Guaranty Trust Company) VRDN(DAGGER)
   5.500% 09/04/96 .....................         12,300     12,300,000
                                                          ------------
NORTH CAROLINA--0.6%
Community Health Systems, Inc.
   Taxable (LOC-First Union National
   Bank of North Carolina)
   Series 1991-A(DAGGER)
   5.700% 09/04/96 .....................            400        400,000
City of Ashville North Carolina
   (LOC-Wachovia Bank of N.C.)
   Tax Corp.(DAGGER)
   5.400% 09/04/96 .....................         12,700     12,700,000
                                                          ------------
                                                            13,100,000
                                                          ------------
TEXAS--0.7%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project
   Series 1990 (LOC-Citibank N.A.)
   VRDN(DAGGER)
   5.550% 09/04/96 .....................         14,800     14,800,000
                                                          ------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,435,000) .............                   121,435,000
                                                          ------------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ------------
REVENUE ANTICIPATION NOTES--0.3%
MANDATORY PUT BONDS--0.3%
Bremen, Inc. Tax Adjustable Notes
   (LOC-Society National Bank)
   5.500% 09/05/96 ........................        $ 6,000   $  6,000,000
                                                             ------------
     TOTAL REVENUE ANTICIPATION NOTES
       (Cost $6,000,000) ..................                     6,000,000
                                                             ------------
CORPORATE OBLIGATIONS--10.2%
BANKS--2.3%
Norwest Corp.(DAGGER)
   5.398% 09/28/96 ........................         50,000     50,000,000
                                                             ------------
PERSONAL CREDIT INSTITUTIONS--0.9%
General Motors Acceptance Corp.
   5.410% 09/01/96(DAGGER) ................          5,000      4,998,894
General Motors Acceptance Corp.
   7.900% 03/12/97 ........................         14,750     14,950,198
                                                             ------------
                                                               19,949,092
                                                             ------------
SECURITY BROKERS & DEALERS--7.0%
Bear Stearns & Co., Inc.
   5.290% 03/11/97 ........................         20,000     20,000,000
Goldman Sachs Group, LP
   5.711% 11/06/96(DAGGER) ................         53,000     53,000,000
Lehman Brothers Holdings Inc.
   5.600% 09/05/96(DAGGER) ................         50,000     50,000,000
Merrill Lynch & Co.
   5.000% 12/15/96 ........................          5,000      4,991,584
   5.120% 02/27/97 ........................         25,000     24,997,555
                                                             ------------
                                                              152,989,139
                                                             ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $222,938,231) ................                   222,938,231
                                                             ------------
AGENCY OBLIGATIONS--2.5%
Student Loan Marketing Association(DAGGER)
   5.390% 09/03/96 ........................         25,000     24,994,375
   5.410% 09/03/96 ........................         10,000     10,000,000
   5.420% 09/03/96 ........................         20,000     20,000,000
                                                             ------------
    TOTAL AGENCY OBLIGATIONS
       (Cost $54,994,375) .................                    54,994,375
                                                             ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   --------------
TIME DEPOSITS--12.6%
Bank of Tokyo-Mitsubishi
   5.375% 09/03/96 ..........................      $76,800   $   76,800,000
Dai-ichi Kangyo Bank
   5.406% 09/05/96 ..........................       50,000       50,000,000
First National Bank of Boston
   5.344% 09/05/96 ..........................       50,000       50,000,000
First Union National Bank of NC
   5.250% 09/03/96 ..........................      100,000      100,000,000
                                                             --------------
     TOTAL TIME DEPOSITS
       (Cost $276,800,000) ..................                   276,800,000
                                                             --------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $2,194,698,285*) ...................                 2,194,698,285
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .....................                     1,125,153
                                                             --------------
NET ASSETS (Applicable to
   1,109,351,734 Bedford shares,
   202,360 Cash Preservation shares,
   561,873,247 Janney Montgomery
   Scott shares, 61,412 RBB shares,
   524,367,399 Sansom Street shares
   and 800 other shares)--100.0% ............                $2,195,823,438
                                                             ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,195,823,438 (DIVIDE) 2,195,856,952) ..                         $1.00
                                                                      =====
*  Also cost for Federal income tax purposes
(DAGGER) Variable Rate Obigations -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ............................Variable Rate Demand Note
LOC ......................................Letter of Credit
IDR.........................Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)      VALUE
                                                -------   ----------
MUNICIPAL BONDS--99.8%
ALABAMA--0.7%
Alabama Special Care Facilities
   Authority St. Vincent's Daughters of
   Charity MB(AA, Aa)(DOUBLE DAGGER)
   4.000% 11/01/96 .......................      $ 1,735   $1,736,028
Livingston IDR Toin Corp USA Project
   DN / (Ind. Bank of Japan LOC)
   [A-1+, VMIG-1](DAGGER)
   4.150% 09/07/96 .......................        1,000    1,000,000
                                                          ----------
                                                           2,736,028
                                                          ----------
ALASKA--0.5%
Alaska Industrial Development & Export
   Authority RB Series 1984-5
   (LOC-Seattle First National Bank)
   DN [A-1](DAGGER)
   3.600% 09/07/96 .......................        2,045    2,045,000
                                                          ----------
ARIZONA--1.8%
Flagstaff IDA DN / (LOC-Wells Fargo)
   [A, A-1](DAGGER)
   3.550% 09/07/96 .......................        7,755    7,755,000
                                                          ----------
ARKANSAS--0.4%
Arkansas State Development Authority
   Health Care Facility Sisters of
   Mercy DN/ (ABM-AMRO Bank N.V. LOC)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .......................        1,700    1,700,000
                                                          ----------
CALIFORNIA--14.8%
California Pollution Control DN / (Society
   General LOC) [A-1+](DAGGER)
   3.150% 09/30/96 .......................        2,000    2,000,000
California Pollution Control Finance
   Authority (Pacific Gas & Electric Co.
   Project) Series 1996 C DN  (Bank of
   America LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................        8,200    8,200,000
Los Angeles County Housing Authority
   Malibu Meadows Project
   Series A DN (LOC- Sumitomo Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .......................        4,100    4,100,000


                                                         PAR
                                                        (000)       VALUE
                                                       -------   -----------
CALIFORNIA--(CONTINUED)
Los Angeles County
   Series 1996 A TRAN
   (Credit Suisse LOC) [SP-1+,
   MIG-1](DOUBLE DAGGER)
   4.500% 06/30/97 ..............................      $10,315   $10,371,569
Oakland (LOC- Natwest PLC) DN(DAGGER)
   3.750% 09/07/96 ..............................       11,600    11,600,000
San Bernardino County
   TRAN / (Landesbank Hessen-
   Thuringen LOC) [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        5,000     5,024,890
Southeast Resource Recovery Facility
   Authority Lease RB DN [A-1, VMIG-1](DAGGER)
   3.550% 09/07/96 ..............................        7,500     7,500,000
State of California 1996-97 RAN
   [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        7,000     7,029,519
State of California RAN Series C-5 /
   (Bank of America LOC) [A-1+, MIG]
   3.850% 09/07/96 ..............................        1,000     1,000,000
Washington Township Hospital District
   Alemeda County DN / (Ind. Bank of
   Japan LOC)(DAGGER)
   3.450% 09/07/96 ..............................        5,300     5,300,000
                                                                 -----------
                                                                  62,125,978
                                                                 -----------
COLORADO--1.8%
Colorado State General Fund Revenue
   Series 1996 A TRAN [SP-1+, MIG-1]
   4.500% 06/27/97 ..............................        5,000     5,025,623
Moffat County DN [A-1+, P-1](DAGGER)
   3.550% 09/07/96 ..............................        2,400     2,400,000
                                                                 -----------
                                                                   7,425,623
                                                                 -----------
CONNECTICUT--0.7%
Connecticut State of Special Assessment
   Unemployment Compensation
   Advance Fund Revenue (Connecticut
   Unemployment Project)
   Series 1993 C MB (FGIC Insurance)
   [A-1+, VMIG-1](DOUBLE DAGGER)
   3.900% 07/01/97 ..............................        3,000     3,000,000
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities Refunding
   (Delmarva Power & Light Project)
   Series 1993 C (Delmarva Power &
   Light Corporate Obligation)
   RB DN [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       $ 3,000   $ 3,000,000
                                                             -----------
FLORIDA--1.4%
Florida Housing Finance Agency
   DN / (Wells Fargo Bank LOC) [A-1](DAGGER)
   3.850% 09/30/96 .........................         3,000     3,000,000
Indian River County Hospital District
   Sunhealth Network MB / (Kredietbank
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.700% 10/08/96 .........................         3,000     3,000,000
                                                             -----------
                                                               6,000,000
                                                             -----------
GEORGIA--3.6%
Atlanta Urban Residential Finance
   Authority RB DN (Residential
   Construction -- Summerhill Project) /
   (First Union National Bank of North
   Carolina LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
Brunswick and Glynn Development
   Authority Sewage Facility RB DN for
   Georgia-Pacific Corp. Project
   (LOC-Commerce Bank)
   Series 1996 [Aa2](DAGGER)
   3.650% 09/07/96 .........................         3,000     3,000,000
Carrollton Payroll Development
   Authority Certificates RAN [Aa3]
   3.650% 09/07/96 .........................         6,000     6,000,000
Forsyth County IDA RB for American
   Boa, Inc. Project (LOC- Dresdner
   Bank A.G.) DN(DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
                                                             -----------
                                                              15,000,000
                                                             -----------


                                                    PAR
                                                   (000)      VALUE
                                                  -------  ------------
ILLINOIS--8.8%
Chicago O'Hare International Airport DN
   (American Airlines) Series C / (LOC-
   Royal Bank of Canada) [VMIG-1](DAGGER)
   3.750% 09/01/96 .......................       $ 1,200   $ 1,200,000
Health Facility Authority DN (Central
   Health Care and Northwest
   Community Hospital) / (Sumitomo
   Bank LOC) [VMIG-1](DAGGER)
   3.450% 09/07/96 .......................         1,545     1,545,000
Illinois Development Finance Authority
   CHS Acquisition Corp. Project DN /
   (ABM-AMRO Bank N.V. LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................         5,035     5,035,000
Illinois Development Finance Authority
   RB DN (Chicago Symphony
   Orchestra Project) / (Northern Trust
   LOC) [A-1, VMIG-1](DAGGER)
   3.500% 09/07/96 .......................         8,400     8,400,000
Illinois Health Facility Authority Carle
   Foundation Project DN / (Northern
   Trust LOC) [VMIG-1](DAGGER)
   3.550% 09/07/96 .......................         2,600     2,600,000
Illinois Housing Development Authority
   Multifamily Housing Bonds DN /
   (Landesbank Hessen-Thuringen LOC)
   [A-1+](DAGGER)
   3.500% 09/07/96 .......................         1,000     1,000,000
Illinois Housing Development Authority
   Series C-2  DN / (Society General LOC)
   [VMIG-1](DAGGER)
   3.450% 09/03/96 .......................         2,200     2,200,000
Illinois Student Loan Authority
   Community Student Loan RB DN /
   (Bank of America LOC) [VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         7,800     7,800,000
O'Hare International Airport Special
   Facility RB DN / (Society General
   LOC) [Aa2, VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         5,800     5,800,000
Southwestern Development Authority
   (Shell Oil Co. Wood River Project)
   Series 1995 MB [Aa2,
   VMIG-1](DOUBLE DAGGER)
   3.950% 09/01/96 .......................         1,375     1,375,000
                                                           -----------
                                                            36,955,000
                                                           -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                 -------    ----------
INDIANA--9.5%
Bremen IDA RB Series 1996 A
   Universal Bearings, Inc. Project
   Private Placement DN / (Society
   National Bank of Cleveland
   LOC)(DAGGER)
   3.800% 09/07/96 ........................      $ 5,000   $5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center I
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        2,900    2,900,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center II,
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        5,000    5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center III
   Project) / (LOC-Society National Bank of
   Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        4,500    4,500,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center IV
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        2,600    2,600,000
Indiana Health Facility Authority
   Daughters of Charity for St. Mary's
   Medical DN [AA, Aa](DAGGER)
   4.000% 11/01/96 ........................          840      840,497
La Porte County Economic Development
   RB DN (Pedcor Investments --
   Woodland Crossing) / (Federal Home
   Loan Bank LOC) [VMIG-1, Aaa](DAGGER)
   3.600% 09/07/96 ........................        2,000    2,000,000
Orleans Economic Development RB for
   Almana Limited Liability Co. Project
   Series 1995 (LOC-National Bank of
   Detroit) DN(DAGGER)
   3.650% 09/07/96 ........................        5,400    5,400,000
Portage, City of Economic Development
   RB DN (Breckenridge Apartments
   Project) / (Comerica Bank Detroit LOC)
   [A-1](DAGGER)
   3.650% 09/07/96 ........................        4,650    4,650,000


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
INDIANA--(CONTINUED)
South Bend Redevelopment Authority
   (College Football Hall of Fame
   Project) Series DN (Fuji Bank LOC)
   [VMIG-1](DAGGER)
   4.000% 09/07/96 ......................       $ 4,100   $ 4,100,000
Tippencanoe DN / (Bank of
   New York LOC) [Aa3, VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         3,000     3,000,000
                                                          -----------
                                                           39,990,497
                                                          -----------
IOWA--1.9%
Iowa Finance Authority
   IDA RB DN (Sauer-Sundstrand Co.
   Project) / (Bayerische LB Girozentrale
   LOC) [P-1](DAGGER)
   3.600% 09/07/96 ......................         4,000     4,000,000
Iowa Finance Authority Tax-Exempt
   Adjustable Mode IDA RB DN (Dixie
   Bedding Co. Project) Series 1995 /
   (Wachovia LOC) [Aa2](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
Osceola IDA RB (Babson Brothers Co.
   Projects) Series 1986 DN / (Bank of
   New York LOC) [VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         1,100     1,100,000
                                                          -----------
                                                            8,100,000
                                                          -----------
KANSAS--2.8%
Burlington PCR RB MB (Kansas City
   Power & Light  Company) /
   (Deutsche  Bank LOC)
   [A-1+, P-1](DOUBLE DAGGER)
   3.650% 10/10/96 ......................         2,000     2,000,000
Butler County Solid Waste Disposal
   Facilities RB DN [VMIG-1, A1](DAGGER)
   4.000% 09/07/96 ......................         2,000     2,000,000
Lawrence County Project IDA RB
   Series A RAM Co. Project /
   (Wachovia LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/05/96 ......................         2,125     2,125,000
Shawnee IDA RB Thrall Enterprises, Inc.
   Project DN (LOC-ABM-AMRO
   Bank N.V.)[A-1+](DAGGER)
   3.900% 09/07/96 ......................         5,700     5,700,000
                                                          -----------
                                                           11,825,000
                                                          -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                      PAR
                                                     (000)       VALUE
                                                    -------   -----------
KENTUCKY--5.5%
Clark County PCR RB MB
   (East Kentucky Power Cooperative,
   Inc.) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.400% 10/15/96 ..........................       $ 2,000   $ 2,000,000
Hopkinsville IDA RB Douglas Autotech
   Corp. Project Series 1995 DN /
   (Ind. Bank of Japan LOC) [A, A-1](DAGGER)
   4.150% 09/07/96 ..........................         7,700     7,700,000
Hopkinsville RB (American Precision
   Machinery) Series 1990 DN /
   (Mitsubishi Bank LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 ..........................         3,600     3,600,000
Maysville, City of Solid Waste Disposal
   Facilities RB MB [A-1, P-1](DOUBLE DAGGER)
   3.700% 09/12/96 ..........................        10,000    10,000,000
                                                              -----------
                                                               23,300,000
                                                              -----------
LOUISIANA--3.4%
Ascension Parish RB DN BASF
   Corp. [P-1, Aa3](DAGGER)
   3.550% 09/07/96 ..........................         2,800     2,800,000
East Baton Rouge Mortgage Finance
   Authority MB Single Family
   Mortgage Purchase Bonds /
   (FNMA LOC) [VMIG-1](DOUBLE DAGGER)
   3.400% 10/03/96 ..........................         2,910     2,910,000
East Baton Rouge Parish Pacific Corp.
   Project DN / (Ind. Bank of
   Japan LOC) [Aaa, VMIG-1](DAGGER)
   3.850% 09/07/96 ..........................         6,500     6,500,000
Saint Charles PCR Series 1991 Shell
   Oil Co. DN [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 ..........................         1,900     1,900,000
                                                              -----------
                                                               14,110,000
                                                              -----------
MARYLAND--3.2%
Howard County Bluffs at Clary's
   Forest Apartment Facility
   Series 1995 DN /
   (FNB Maryland LOC) [A-1](DAGGER)
   3.900% 09/07/96 ..........................         5,800     5,800,000


                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
MARYLAND--(CONTINUED)
Maryland State Community
   Development Adminstration
   Department Single Family Housing
   Bonds Project -- 2nd Series MB
   [VMIG-1](DOUBLE DAGGER)
   3.550% 10/01/96 ........................       $ 7,835   $ 7,835,000
                                                            -----------
                                                             13,635,000
                                                            -----------
MICHIGAN--0.6%
Michigan State Hospital Finance
   Authority Daughters of Charity MB
   [AA, Aa](DOUBLE DAGGER)
   4.000% 11/01/96 ........................           875       875,518
Michigan State Strategic Fund Limited
   Obligation RB DN / (Comerica Bank
   Detroit LOC) [A-1, P-1](DAGGER)
   3.650% 09/07/96 ........................           800       800,000
Northville IDA (Thrifty Northville Project)
   Series 1984 DN / (LOC-FNB Chicago)
   [P-1](DAGGER)
   3.525% 09/07/96 ........................         1,000     1,000,000
                                                            -----------
                                                              2,675,518
                                                            -----------
MISSOURI--3.3%
City of Berkeley IDA RB Exempt Facility
   DN (St. Louis Air Cargo Services, Inc.
   Project) / (LOC-Sumitomo Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         5,200     5,200,000
City of Kansas IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN / (Bank of New York
   LOC) [A-1](DAGGER)
   3.650% 09/07/96 ........................         1,100     1,100,000
Kansas City IDA Demand Exempt Facility
   RB (K.C. Air Cargo Services, Inc.
   Project) DN / (LOC-Mellon Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         7,600     7,600,000
                                                            -----------
                                                             13,900,000
                                                            -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
NEBRASKA--0.9%
Lancaster Sun-Husker Foods, Inc.
   Project DN / (Bank of Tokyo LOC)
   [A-1+](DAGGER)
   4.150% 09/07/96 .........................      $ 3,800   $ 3,800,000
                                                            -----------
NEVADA--0.9%
Clark County Airport System Subordinate
   Lien RB DN Series 1995 A-2 / (Toronto
   Dominion LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 .........................        1,680     1,680,000
Clark County IDA RB DN / (Swiss Bank
   LOC) [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 .........................        2,300     2,300,000
                                                            -----------
                                                              3,980,000
                                                            -----------
NEW HAMPSHIRE--4.8%
Health and Higher Education Facility
   Authority Veteran Hospital Assoc.
   DN Series 1985 E / (AMBAC
   Insurance) [A-1+](DAGGER)
   3.400% 09/07/96 .........................          200       200,000
New Hampshire Higher Education &
   Health Facility DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................          600       600,000
New Hampshire State Housing Finance
   Authority Multifamily RB Countryside
   Project DN / (General Electric Capital
   Corp. LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       14,700    14,700,000
New Hampshire State Housing Finance
   Authority Single Family Housing
   Bond MB / (FGIC Insurance)
   [VMIG-1](DOUBLE DAGGER)
   3.650% 01/15/97 .........................        4,500     4,500,000
                                                            -----------
                                                             20,000,000
                                                            -----------
NORTH CAROLINA--0.1%
Mecklenburg County Industrial Facility
   and Pollution Control Financing
   Authority (Edgcomb Metals Co.
   Project) Series 1984 DN / (Banque
   Nationale de Paris LOC)(DAGGER)
   3.500% 09/07/96 .........................          300       300,000
                                                            -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
NORTH DAKOTA--0.8%
North Dakota Housing Finance Agency
   Housing Finance Program Bonds
   Home Mortgage Finance Program
   DN / (FGIC Insurance) [VMIG-1](DAGGER)
   3.850% 04/03/97 ........................       $ 3,500   $ 3,500,000
                                                            -----------
OKLAHOMA--0.5%
Oklahoma Development Finance
   Authority Shawnee Funding Limited
   DN / (Bank of Nova Scotia LOC)(DAGGER)
   3.650% 09/07/96 ........................         2,000     2,000,000
                                                            -----------
PUERTO RICO--0.1%
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) DN /
   (LOC-Bank of Tokyo) [A-1](DAGGER)
   3.550% 09/07/96 ........................           600       600,000
                                                            -----------
RHODE ISLAND--0.5%
Rhode Island Housing & Mortgage
   Finance Corp. Convertible Home
   Ownership Opportunity Bonds
   Series 19 D MB / (Society General
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.550% 01/30/97 ........................         2,000     2,000,000
                                                            -----------
SOUTH CAROLINA--3.7%
Anderson County IDA RB for Culp, Inc.
   Project DN / (Wachovia LOC)(DAGGER)
   3.600% 09/07/96 ........................         6,580     6,580,000
Marlboro County Solid Waste Disposal
   Facilities RB DN (Willamette Industries,
   Inc. Project) Series 1995 (LOC-
   Deutsche Bank A.G.) [A-1](DAGGER)
   4.050% 09/07/96 ........................         9,000     9,000,000
                                                            -----------
                                                             15,580,000
                                                            -----------
TENNESSEE--2.5%
Memphis General Improvement DN /
   (LOC-West Deutsche Landesbank)
   [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 ........................         1,000     1,000,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
TENNESSEE--(CONTINUED)
Metropolitan Nashville Airport Authority,
   Airport Improvement Series 1993 RB
   DN / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/04/96 ......................       $ 1,100   $ 1,100,000
Montgomery County Public Building
   Authority County Loan Pool G.O. DN /
   (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 ......................         2,400     2,400,000
Oak Ridge Municipal Solid Waste
   Disposal Facility Bonds
   Series 1996 M4 Environmental
   Project DN / (Sunbank LOC)(DAGGER)
   3.650% 09/07/96 ......................         6,000     6,000,000
                                                          -----------
                                                           10,500,000
                                                          -----------
TEXAS--6.9%
Angelina and Neches River Authority
   Solid Waste Disposal RB MB
   [A-1, P-1](DOUBLE DAGGER)
   3.800% 10/11/96 ......................         5,300     5,300,000
Brazos River Harbor Navigation
   (Dow Chemical Co. Project)
   Series 1988 DN [P-1](DAGGER)
   3.700% 10/11/96 ......................         2,000     2,000,000
Harris County Health Facilities
   Development Corp. Hospital
   RB DN [A-1+](DAGGER)
   3.750% 09/01/96 ......................         7,200     7,200,000
San Antonio Housing Finance Corp.
   (Wellington Place Apartments)
   (LOC-Banc One) Series 1995
   A DN [A-1+, AA](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
State of Texas TAN [SP-1+, MIG]
   4.750% 08/29/97 ......................         7,000     7,053,017
Texas State Veterans Housing
   Authority MB(DOUBLE DAGGER)
   3.900% 11/06/96 ......................         4,000     4,000,000
Travis County Housing Finance
   Authority MB(DOUBLE DAGGER)
   4.000% 11/01/96 ......................           430       430,255
                                                          -----------
                                                           28,983,272
                                                          -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
UTAH--2.0%
Intermountain Power Agency Power
   Supply Refunding Series 1985 E (Spa-
   Bank of America) RB MB / (Morgan
   Guaranty LOC) [A-1, VMIG-1](DOUBLE DAGGER)
   3.930% 06/16/97 ..........................      $ 2,000   $2,000,000
Salt Lake Airport RB DN (LOC-Credit
   Suisse) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................        2,300    2,300,000
Utah State Board of Regents Student
   Loan Revenue Series C RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................        3,400    3,400,000
Utah State Board of Regents Student
   Loan Revenue Series L RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................          900      900,000
                                                             ----------
                                                              8,600,000
                                                             ----------
VERMONT--0.2%
Vermont Educational & Health Buildings
   Agency Hospital RB (AMBAC Insurance)
   DN [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................          855      855,000
                                                             ----------
VIRGINIA--5.7%
Alexandria IDA Adjustable Tender
   Resource Recovery (Alexandria/
   Arlington Waste-to-Energy Facility)
   Series 1986 A DN / (Swiss Bank LOC)
   [VMIG-1, A-1+](DAGGER)
   3.900% 09/01/96 ..........................          200      200,000
Alexandria Redevelopment & Housing
   Authority Multi-Family Housing
   Series A DN [A-1](DAGGER)
   3.550% 09/07/96 ..........................        3,100    3,100,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 B DN / (AMBAC
   Insurance ) [A-1+, VMIG-1](DAGGER)
   3.300% 09/07/96 ..........................        1,700    1,700,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN / (AMBAC
   Insurance) [VMIG-1, A-1+](DAGGER)
   3.450% 09/07/96 ..........................        2,500    2,500,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)      VALUE
                                                  -------  -----------
VIRGINIA--(CONTINUED)
Culpeper Town IDA Residential Care
   Facility RB DN / (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................      $  500   $ 500,000
Fairfax County IDA DN Series 1988 C /
   (LOC-Credit Suisse) [A-1+](DAGGER)
   3.650% 09/07/96 .........................         200     200,000
King George County IDA (Birchwood
   Power Partners, L.P. Project)
   Series 1995 DN / (Credit Suisse LOC)
   [A-1+](DAGGER)
   4.000% 09/07/96 .........................       1,300   1,300,000
Louisa County IDA Pooled Financing
   Series 1995 DN (LOC-Nations Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .........................       2,500   2,500,000
Lynchburg Hospital RB Federal Housing
   Authority Mid-Atlantic
   Series 1985 E DN / (AMBAC Insurance)
   [A-1](DAGGER)
   3.350% 09/07/96 .........................         800     800,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 C DN /
   (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................         500     500,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   (AMBAC Insurance) [VMIG-1](DAGGER)
   3.350% 09/07/96 .........................       7,900   7,900,000
Peninsula Port Authority Port Facility
   (Shell Coal and Terminal Co.)
   Series 1987 DN (AMBAC Insurance)
   [Aaa, A-1+](DAGGER)
   3.800% 09/01/96 .........................       1,000   1,000,000
Peninsula Port Authority Dominion
   Terminal Series 1987 D MB / (Barclays
   Bank LOC) [A1+, P-1](DOUBLE DAGGER)
   3.850% 09/01/96 .........................         800     800,000


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
VIRGINIA--(CONTINUED)
Peninsula Port IDA RB (Allied Signal, Inc.
Project) Series 1993 (Allied Signal
Corp. Obligation) DN [A-1](DAGGER)
3.650% 09/07/96 ............................       $ 1,000   $ 1,000,000
                                                             -----------
                                                              24,000,000
                                                             -----------
WASHINGTON--1.2%
Port of Seattle IDA DN (Alaska Airlines
   Project) / (Bank of NY LOC) [A-1](DAGGER)
   3.600% 09/07/96 .........................         4,580     4,580,000
Washington State Adjustable Rate G.O.
   Bonds DN / (Landesbank Hessen LOC)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/07/96 .........................           400       400,000
                                                             -----------
                                                               4,980,000
                                                             -----------
WEST VIRGINIA--2.5%
Grant County Municipal Solid Waste
   MB [VMIG-1](DOUBLE DAGGER)
   3.850% 09/10/96 .........................         5,000     5,000,000
Marshall County IDA US/Canada Project
   DN / (Harris Trust & Savings Bank
   LOC) [A-1+, AA-](DAGGER)
   3.650% 09/07/96 .........................         3,500     3,500,000
West Virginia Hospital Finance Authority
   Hospital RB DN (VHA Mid-Atlantic
   States, Inc. Capital Asset)
   (AMBAC Insurance) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           600     1,200,000
West Virginia Hospital Finance Authority
   Hospital RB DN (Mid-Atlantic
   Capital Finance Project) Series 1985
   C DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           700       700,000
                                                             -----------
                                                              10,400,000
                                                             -----------
WISCONSIN--1.1%
Carlton DN Wisconsin Power &
   Light Project [P-1](DAGGER)
   3.600% 09/07/96 .........................         4,800     4,800,000
                                                             -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996


                                                    VALUE
                                                ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $420,156,916*)                         $420,156,916

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2%                              731,430
                                                ------------
NET ASSETS (Applicable to
   202,009,609 Bedford shares
   129,398,582 Bradford shares
   115,765 Cash Preservation shares
   89,426,172 Janney Montgomery
   Scott shares, 5,143 RBB shares
   and 800 other shares)--100.0%                $420,888,346
                                                ============
NET ASSET VALUE, offering and
   redemption price per share
   ($420,888,346 (DIVIDE) 420,956,071)                 $1.00
                                                       =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1996 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER)  Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1996. These ratings have not been audited by the Independent Accountants, and, therefore, are not covered by the report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN.................................Bond Anticipation Note
DN.............................................Demand Note
GO.....................................General Obligations
LOC.......................................Letter of Credit
IDA.......................Industrial Development Authority
MB..........................................Municipal Bond
PCR..............................Pollution Control Revenue
RAN..............................Revenue Anticipation Note
RAW..........................Revenue Anticipation Warrants
RB............................................Revenue Bond
TAN..................................Tax Anticipation Note
TECP...........................Tax Exempt Commercial Paper
TRAN.....................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996


                                                          PAR
                                                         (000)       VALUE
                                                       --------   ------------
AGENCY OBLIGATIONS--53.8%
FEDERAL FARM CREDIT BANK--8.1%
   5.120% 09/04/96(DAGGER) .....................       $ 15,000   $ 14,998,280
   5.400% 04/01/97 .............................         30,000     29,977,099
                                                                  ------------
                                                                    44,975,379
                                                                  ------------
FEDERAL HOME LOAN BANK--8.1%
   5.277% 09/02/96(DAGGER) .....................         20,000     19,998,784
   5.238% 09/20/96(DAGGER) .....................         15,000     14,999,434
   5.560% 10/25/96 .............................         10,000      9,997,291
                                                                  ------------
                                                                    44,995,509
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--28.6%
   5.370% 09/03/96(DAGGER) .....................         10,000     10,000,000
   5.410% 09/03/96(DAGGER) .....................         10,000      9,994,465
   5.465% 09/03/96(DAGGER) .....................         10,000      9,999,787
   5.348% 09/06/96(DAGGER) .....................         20,000     19,992,305
   5.337% 09/17/96(DAGGER) .....................         20,000     19,990,167
   5.310% 10/18/96 .............................         15,000     14,996,237
   5.320% 11/21/96(DAGGER) .....................         25,000     24,992,910
   5.270% 11/26/96 .............................         20,000     19,748,211
   5.530% 01/10/97 .............................         15,000     14,698,154
   5.240% 01/15/97 .............................         15,000     14,703,067
                                                                  ------------
                                                                   159,115,303
                                                                  ------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER)--9.0%
   5.400% 09/03/96 .............................          9,000      8,998,786
   5.410% 09/03/96 .............................          5,000      5,000,000
   5.420% 09/03/96 .............................          5,000      4,999,414
   5.460% 09/03/96 .............................         15,000     14,996,128
   5.585% 09/03/96 .............................          3,850      3,851,055
   5.610% 09/03/96 .............................         12,100     12,105,327
                                                                  ------------
                                                                    49,950,710
                                                                  ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $299,036,901) .....................                   299,036,901
                                                                  ------------


                                                   PAR
                                                  (000)       VALUE
                                                 -------   ------------
U. S. TREASURY OBLIGATIONS--7.2%
U.S. TREASURY NOTES--7.2%
   6.875% 02/28/97 ......................        $20,000   $ 20,159,607
   6.875% 03/31/97 ......................         10,000     10,075,608
   6.500% 04/30/97 ......................         10,000     10,050,993
                                                           ------------
    TOTAL U. S. TREASURY
       OBLIGATIONS
       (Cost $40,286,208) ...............                    40,286,208
                                                           ------------
REPURCHASE AGREEMENTS--38.5%
Aubrey G. Lanston & Co. Inc.
   5.200% 09/03/96 ......................         92,000     92,000,000
     (Agreement dated 08/30/96 to be
     repurchased at $92,053,156,
     collateralized by $44,562,500
     U.S. Treasury Bond 6.25% due
     08/15/23 and collateralized by
     $47,439,700 U.S. Treasury
     Notes 7.75% to 8.50% due
     12/31/99 to 11/15/00. Market
     value of collateral is $92,002,200.)
Donaldson, Lufkin & Jenrette
   5.310% 09/03/96 ......................        102,200    102,200,000
     (Agreement dated 08/30/96 to be
     repurchased at $102,260,298,
     collateralized by $110,810,000
     Federal Home Loan Mortgage
     Corp. due 08/15/26
     Market  value of collateral is
     $105,270,608.)
Morgan Stanley & Co.
   5.270% 09/20/96 ......................         20,000     20,000,000
     (Agreement dated 08/22/96 to be
     repurchased at 20,084,906,
     collateralized by $25,860,948
     Federal Home Loan Mortgage
     Corp. 0% to 8.00% due 12/01/09 to
     06/15/35. Market value of collateral
     is $20,405,022.)
                                                           ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $214,200,000) ..............                   214,200,000
                                                           ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996



                                                 VALUE
                                              ------------

TOTAL INVESTMENTS AT VALUE--99.5%
   (COST $553,523,109*)..................     $553,523,109

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5%..................        3,023,896
                                              ------------
NET ASSETS (Applicable to
   192,603,016 Bedford shares,
   57,191,735 Bradford shares,
   306,763,729 Janney Montgomery
   Scott shares and 800 other
   shares)--100%.........................     $556,547,005
                                              ============
NET ASSET VALUE, offering and
   redemption price per share
   ($556,547,005 (DIVIDE) 556,559,280)...            $1.00
                                                     =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of August
         31, 1996 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996


                                                       PAR
                                                      (000)       VALUE
                                                     -------   -----------
MUNICIPAL BONDS--99.7%
NEW YORK--96.5%
Chautauqua County IDA (The Red Wing
   Company, Inc.) Series 1985 DN /
   (Wachovia LOC)(DAGGER)
   3.400% 09/05/96 ............................       $2,000   $2,000,000
City of New York Eagle Tax Exempt
   Bonds DN [SP1+](DAGGER)
   3.560% 09/05/96 ............................        1,000    1,000,000
City of New York GO Bonds DN
   Series D / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.300% 09/07/96 ............................        1,200    1,200,000
City of New York Housing Development
   Corp. (Parkgate Tower) Resolution 1
   DN Series 1995 (Citibank LOC)
   [A-1, VMIG-1](DAGGER)
   3.300% 09/07/96 ............................        2,155    2,155,000
Hempstead USFD TAN Series 1996
   4.125% 06/30/97 ............................        3,000    3,005,366
Lancaster Central School District TAN
   Series 1996
   4.250% 06/27/97 ............................        2,000    2,005,504
Metropolitan Transportation Authority
   Commuter Facility Series 1991 DN /
   (Multiple Credit Enhancements LOC)
   [A-1, VMIG-1](DAGGER)
   3.300% 09/07/96 ............................          300      300,000
Montgomery Town IDA DN (Service
   Merchandise Co. Project) / (Canadian
   Imperial Bank of Commerce LOC) [A-1](DAGGER)
   3.700% 09/16/96 ............................        1,300    1,300,000
New York GO Tax Exempt Adjustable
   Rate Bonds Series 1996 J TECP /
   (Commerce Bank LOC) [A-1+, MIG]
   3.500% 09/13/96 ............................        2,000    2,000,000
New York City GO Bonds DN /
   (Mitsubishi Bank LOC)
   [A-1+0, VMIG-1](DAGGER)
   3.400% 09/07/96 ............................        1,000    1,000,000
New York City GO Bonds Fiscal 1995
   Series F-7 DN / (Union Bank of
   Switzerland LOC) [A-1+, P-1](DAGGER)
   3.400% 09/07/96 ............................          200      200,000


                                                       PAR
                                                      (000)        VALUE
                                                     -------   ----------
NEW YORK--(CONTINUED)
New York City GO 1994 H-3 TECP /
   (Banque Paribas LOC) [A-1,
   VMIG-1](DAGGER)
   3.750% 09/05/96 ............................      $ 1,000   $1,000,000
New York City GO Series 1995
   F-4 DN / (Hessen LOC)
   [A-1+, VMIG-1](DAGGER)
   3.400% 09/07/96 ............................        2,100    2,100,000
New York City GO Series 1994 B DN /
   (Morgan Guaranty LOC) [A-1,
   VMIG-1](DAGGER)
   4.000% 09/03/96 ............................          400      400,000
New York City GO Series B-9 TECP /
   (Chemical Bank LOC) [A-1, VMIG-1]
   3.600% 10/11/96 ............................        1,100    1,100,000
New York City Housing Development
   Corp. Multi-Family Mortgage RB
   (York Avenue Development Project)
   Series 1994 A DN / (Chemical Bank
   LOC) [A-1](DAGGER)
   3.500% 09/07/96 ............................        3,400    3,400,000
New York City IDA (Laguardia Airport
   Project) DN / (Banque Indosuez LOC)
   [A-1](DAGGER)
   3.300% 09/07/96 ............................        1,200    1,200,000
New York City IDA RB DN (Field Hotel
   Project) (JFK Airport) / (Banque
   Indosuez LOC) [A-1, VMIG-1](DAGGER)
   3.300% 09/07/96 ............................          600      600,000
New York City IDA RB (Japan Airlines Co.)
   DN / (Morgan Guaranty LOC) [A-1+](DAGGER)
   3.900% 09/03/96 ............................          300      300,000
New York City IDA RB DN Series V
   (Premier Sleep Project) /
   (ABM-AMRO  Bank LOC)
   [VMIG-1](DAGGER)
   3.350% 09/07/96 ............................        1,000    1,000,000
New York City IDA RB DN Series X
   (Spreading Machine Exchange
   Project) / (ABM-AMRO Bank LOC)
   [P-1](DAGGER)
   3.350% 09/07/96 ............................          750      750,000
New York City Municipal Water Authority
   DN / (FGIC Insurance) [A-1+, VMIG-1](DAGGER)
   3.800% 09/01/96 ............................        1,000    1,000,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)       VALUE
                                                  -------   ----------
NEW YORK--(CONTINUED)
New York State Dormitory Authority
   Memorial Sloan-KetteringCancer
   Center RB 1989B TECP (Chemical
   Bank LOC) [A-1, VMIG-1](DOUBLE DAGGER)
   3.600% 10/25/96 .........................      $ 2,450   $2,450,000
New York City Museum of Broadcasting
   DN Series 1989 / (Sumitomo Bank
   LOC) [A-1, VMIG-1](DAGGER)
   3.500% 09/07/96 .........................        1,300    1,300,000
New York Local Govt. Assistance Corp.
   RB DN / (Society General LOC)
   [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................        1,000    1,000,000
New York Local Govt. Assistance Corp.
   RB DN / (Canadian Imperial Bank
   LOC) [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................        3,500    3,500,000
New York State Dormitory Authority
   RB MB (Beverwyck Inc.) / (Banque
   Paribas LOC) [A-2, VMIG-1](DAGGER)
   3.400% 09/04/96 .........................        1,040    1,040,000
New York State Dormitory Authority
   RB DN (The Metropolitan Museum of
   Art Project) [SP-1+, VMIG-1](DAGGER)
   3.100% 09/04/96 .........................        4,400    4,400,000
New York State Energy Research &
   Development (Niagara Mohawk)
   Series 1988 A DN / (Morgan
   Guaranty LOC)(DAGGER)
   4.050% 09/01/96 .........................          700      700,000
New York State Energy Research &
   Development Authority Electric
   Facilities RB 1995 Series A DN (Long
   Island Lighting Co. Project) / (Union
   Bank of Switzerland LOC) [VMIG-1](DAGGER)
   3.250% 09/07/96 .........................        2,000    2,000,000
New York State Energy Research &
   Development Authority PCR DN
   (Central-Hudson Gas and Electric
   Corp.) Series 1985 A / (Morgan
   Guaranty LOC) [P-1](DAGGER)
   3.150% 09/07/96 .........................        1,700    1,700,000

                                                     PAR
                                                    (000)       VALUE
                                                   -------   ----------
NEW YORK--(CONTINUED)
New York State Energy Research &
   Development Authority PCR RB DN
   (Rochester Gas & Electric Project) /
   (Credit Suisse LOC) [P-1](DAGGER)
   3.550% 09/07/96 ..........................      $ 3,500   $3,500,000
New York State Energy Research &
   Development Authority PCR RB MB
   (Long Island Lighting Co. Project)/
   (Deutshe Bank LOC) [VMIG-1](DOUBLE DAGGER)
   3.250% 03/01/97 ..........................        1,500    1,500,000
New York State Energy Research &
   Development Authority Series 1987
   B PCR (Niagara Mohawk) DN /
   (Morgan Guaranty LOC) [A-1+](DAGGER)
   4.050% 09/01/96 ..........................          300      300,000
New York State Energy Research &
   Development Electric Facilities
   RB DN 1993 Series B (Long Island
   Lighting Co. Project) / (Toronto
   Dominion LOC) [VMIG-1](DAGGER)
   3.250% 09/07/96 ..........................          500      500,000
New York State Energy Research &
   Development Authority DN
   Series 1985 A (Niagara Mohawk) /
   (Toronto Dominion LOC) [A-1](DAGGER)
   3.950% 09/01/96 ..........................        1,100    1,100,000
New York State GO TECP
   Series S [A-1, P-1]
   3.550% 10/09/96 ..........................        3,000    3,000,000
New York State Housing Finance
   Agency (Normandie Court I Project)
   Series 1991 DN / (Society General
   LOC) [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 ..........................        1,100    1,100,000
New York State Housing Finance
   Agency DN Series A (Mount Sinai
   School of Medicine) / (Sanwa Bank
   LOC) [VMIG-1](DAGGER)
   3.650% 09/04/96 ..........................        3,800    3,800,000
New York State Housing Finance Agency
   Multi-Family Mortgage RB DN (Pleasant
   Creek Meadows Project) /
   (AMBAC Insurance) [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 ..........................          400      400,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ----------
NEW YORK--(CONTINUED)
New York State Housing Finance Agency
   Sloan Kettering 1985 A DN / (Morgan
   Guaranty LOC) [A-1+](DAGGER)
   3.250% 09/07/96 ..........................        $ 500   $  500,000
New York State Job Development
   Authority DN Series 1984 D1 to D9 /
   (Sumitomo Bank LOC) [A-1+,
   VMIG-1](DAGGER)
   3.700% 09/03/96 ..........................           65       65,000
New York State Job Development
   Authority DN Series 1989 B1 To
   B21 [VMIG-1](DAGGER)
   3.850% 09/01/96 ..........................          800      800,000
New York State Job Development
   Authority DN Special Purpose Bonds
   Series 1984 G1 to G33 / (Sumitomo
   Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.700% 09/03/96 ..........................          145      145,000
New York State Job Development
   Authority DN Special Purpose
   Series 1986 A1 to A14 / (Sumitomo
   Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.850% 09/07/96 ..........................          500      500,000
New York State Job Development
   DN Special Purpose Series C /
   (Sumitomo Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.700% 09/03/96 ..........................          880      880,000
New York State Medical Care Facility
   Financial Agency (Lenox Hill Hospital
   Project) Series 1990 A DN / (Chemical
   Bank LOC) [VMIG-1](DAGGER)
   3.250% 09/07/96 ..........................        1,500    1,500,000
New York State Power Authority TECP /
   (Citibank LOC) [A-1, P-1]
   3.650% 12/09/96 ..........................        3,000    3,000,000
New York State Power MB [A-1,
   VMIG-1](DOUBLE DAGGER)
   3.250% 09/01/96 ..........................        1,500    1,500,000
Sachem Central School District at
   Holbrook Suffolk County TAN
   Series 1996-97 MB [MIG-1]
   4.125% 06/26/97 ..........................        2,000    2,004,717
State of New York TECP
   Series R [A-1, P-1]
   3.400% 10/01/96 ..........................        1,000    1,000,000


                                                   PAR
                                                  (000)        VALUE
                                                 ------   -----------
NEW YORK--(CONTINUED)
Suffolk County IDA DN (Nissequogue
   Cogen) Series 1994 / (Toronto
   Dominion LOC) [A-1+, VMIG-1](DAGGER)
   3.250% 09/04/96 ......................        $3,700   $ 3,700,000
Suffolk County Water Authority
   BAN DN 1994 [A-1, VMIG-1](DAGGER)
   3.150% 09/04/96 ......................         3,000     3,000,000
The Trust for Cultural Resources of the
   New York Bond (Carnegie Hall) Series
   1990 DN / (Dai-ichi Kangyo LOC)
   [Aa1](DAGGER)
   3.300% 09/07/96 ......................           100       100,000
Tompkins County BAN
   4.250% 06/19/97 ......................         3,000     3,009,424
Triborough Bridge and Tunnel Authority
   DN / (FGIC Insurance) [A-1+,
   VMIG-1](DAGGER)
   3.200% 09/07/96 ......................         1,100     1,100,000
                                                          -----------
                                                           85,110,011
                                                          -----------
PUERTO RICO--3.2%
Puerto Rico Government Development
   Bank TECP [A-1+]
   3.400% 09/16/96 ......................         2,000     2,000,000
Puerto Rico Highway and Transportation
   Authority Series 1993 X DN / (Multiple
   Credit Enhancements LOC)
   [A-1+, VMIG-1](DAGGER)
   3.100% 09/07/96 ......................           600       600,000
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) RB DN /
   (Bank of Tokyo LOC)(DAGGER)
   3.550% 09/07/96 ......................           200       200,000
                                                          -----------
                                                            2,800,000
                                                          -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996



                                                    VALUE
                                                 -----------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $87,910,011*) ................          $87,910,011
OTHER ASSETS IN EXCESS
   OF  LIABILITIES--0.3% ..............              238,802
                                                 -----------
NET ASSETS (Applicable to 68,128,708
   Bedford shares, 20,031,916 Janney
   Montgomery Scott shares and
   800 other shares)--100.0% ..........          $88,148,813
                                                 ===========
NET ASSET VALUE, offering and
   redemption price per share
   ($88,148,813 (DIVIDE) 88,161,424) ..                $1.00
                                                       =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date shown is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1996. These ratings have not not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN.................................Bond Anticipation Note
DN.............................................Demand Note
GO.....................................General Obligations
LOC.......................................Letter of Credit
IDA.......................Industrial Development Authority
MB .........................................Municipal Bond
PCR..............................Pollution Control Revenue
RAN..............................Revenue Anticipation Note
RB............................................Revenue Bond
TAN..................................Tax Anticipation Note
TECP...........................Tax Exempt Commercial Paper
TRAN.....................Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

                                                                                             GOVERNMENT        NEW YORK
                                                                              MUNICIPAL      OBLIGATIONS       MUNICIPAL
                                                           MONEY MARKET     MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                             PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                           ------------     ------------    ------------     ------------
Investment Income
   Interest .............................................  $118,092,977     $15,900,230      $30,707,263     $2,738,330
                                                           ------------     -----------      -----------     ----------

Expenses
   Investment advisory fees .............................     7,702,090       1,409,660        2,310,433        270,726
   Administration fees ..................................            --         428,209               --         77,350
   Distribution fees ....................................     9,304,376       2,427,986        3,236,194        409,287
   Service organization fees ............................       471,499              --               --             --
   Directors' fees ......................................        38,473           7,715           10,037          1,421
   Custodian fees .......................................       345,973          88,191          102,930         24,220
   Transfer agent fees ..................................     3,044,149         291,739          610,887         95,023
   Legal fees ...........................................        77,139          17,721           20,228          3,131
   Audit fees ...........................................        61,049          12,514           16,044          2,230
   Registration fees ....................................       434,000         192,999          134,940         13,500
   Insurance expense ....................................        43,932           9,056           11,658          1,631
   Printing fees ........................................       426,220          72,100          107,852          8,755
   Miscellaneous ........................................         1,884             387              499             70
                                                           ------------     -----------      -----------     ----------
                                                             21,950,784       4,958,277        6,561,702        907,344

   Less fees waived .....................................    (3,543,632)     (1,236,642)        (671,811)      (278,163)
   Less expense reimbursement by advisor ................      (342,158)        (17,576)        (406,954)            --
                                                           ------------     -----------      -----------     ----------
        Total expenses ..................................    18,064,994       3,704,059        5,482,937        629,181
                                                           ------------     -----------      -----------     ----------
   Net investment income ................................   100,027,983      12,196,171       25,224,326      2,109,149
                                                           ------------     -----------      -----------     ----------
   Realized loss on investments .........................       (12,987)           (674)         (10,995)            (5)
                                                           ------------     -----------      -----------     ----------
   Net increase in net assets resulting from operations .  $100,014,996     $12,195,497      $25,213,331     $2,109,144
                                                           ============     ===========      ===========     ==========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               MUNICIPAL MONEY
                                       MONEY MARKET PORTFOLIO                 MARKET PORTFOLIO
                                  --------------------------------    --------------------------------
                                       FOR THE          FOR THE            FOR THE          FOR THE
                                     YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED
                                  AUGUST 31, 1996  AUGUST 31, 1995    AUGUST 31, 1996  AUGUST 31, 1995
                                  ---------------  ---------------    ---------------  ---------------
Increase (decrease) in
  net assets:
Operations:
  Net investment income ........    $100,027,983      $64,913,329       $12,196,171       $9,691,756
  Net gain (loss)
    on investments .............         (12,987)         (18,463)             (674)           7,009
                                  --------------   --------------      ------------     ------------
  Net increase in net assets
    resulting from
    operations .................     100,014,996       64,894,866        12,195,497        9,698,765
                                  --------------   --------------      ------------     ------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares .............     (49,874,649)     (38,765,552)       (5,960,711)      (5,717,451)
    Bradford Shares ............              --               --        (3,611,114)      (3,266,535)
    Cash Preservation
      shares ...................         (10,092)         (11,336)           (3,746)          (5,648)
    Janney Montgomery
      Scott shares .............     (24,434,566)      (4,784,092)       (2,620,457)        (701,975)
    RBB shares .................          (2,630)          (2,530)             (143)            (147)
    Sansom Street shares .......     (25,706,046)     (21,349,819)               --               --

Dividends to shareholders from
  net realized short-term gains:
    Bedford shares .............              --               --                --               --
    Bradford shares ............              --               --                --               --
    Janney Montgomery
      Scott shares .............              --               --                --               --
                                  --------------   --------------      ------------     ------------
      Total distributions
        to shareholders ........    (100,027,983)     (64,913,329)      (12,196,171)      (9,691,756)
                                  --------------   --------------      ------------     ------------
Net capital share
  transactions .................     374,464,737      736,630,198        (1,864,843)     140,043,103
                                  --------------   --------------      ------------     ------------
Total increase (decrease)
  in net assets ................     374,451,750      736,611,735        (1,865,517)     140,050,112

Net Assets:
  Beginning of year ............   1,821,371,688    1,084,759,953       422,753,863      282,703,751
                                  --------------   --------------      ------------     ------------
  End of year ..................  $2,195,823,438   $1,821,371,688      $420,888,346     $422,753,863
                                  ==============   ==============      ============     ============


                                         GOVERNMENT OBLIGATIONS                NEW YORK MUNICIPAL
                                         MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                    --------------------------------    --------------------------------
                                         FOR THE          FOR THE            FOR THE          FOR THE
                                       YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED
                                    AUGUST 31, 1996  AUGUST 31, 1995    AUGUST 31, 1996  AUGUST 31, 1995
                                    ---------------  ---------------    ---------------  ---------------
Increase (decrease) in
  net assets:
Operations:
  Net investment income ........      $25,224,326      $12,855,095        $2,109,149        $1,540,989
  Net gain (loss)
    on investments .............          (10,995)          41,241                (5)              (89)
                                     ------------     ------------       -----------       -----------
  Net increase in net assets
    resulting from
    operations .................       25,213,331       12,896,336         2,109,144         1,540,900
                                     ------------     ------------       -----------       -----------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares .............       (8,829,111)      (7,551,189)       (1,686,204)       (1,455,172)
    Bradford Shares ............       (2,208,959)      (2,071,772)               --                --
    Cash Preservation
      shares ...................               --               --                --                --
    Janney Montgomery
      Scott shares .............      (14,186,256)      (3,232,134)         (422,945)          (85,817)
    RBB shares .................               --               --                --                --
    Sansom Street shares .......               --               --                --                --

Dividends to shareholders from
  net realized short-term gains:
    Bedford shares .............          (12,697)              --                --                --
    Bradford shares ............           (3,154)              --                --                --
    Janney Montgomery
      Scott shares .............          (18,204)              --                --                --
                                     ------------     ------------       -----------       -----------
      Total distributions
        to shareholders ........      (25,258,381)     (12,855,095)       (2,109,149)       (1,540,989)
                                     ------------     ------------       -----------       -----------
Net capital share
  transactions .................       44,099,699      306,300,108        13,146,285        22,779,960
                                     ------------     ------------       -----------       -----------
Total increase (decrease)
  in net assets ................       44,054,649      306,341,349        13,146,280        22,779,871

Net Assets:
  Beginning of year ............      512,492,356      206,151,007        75,002,533        52,222,662
                                     ------------     ------------       -----------       -----------
  End of year ..................     $556,547,005     $512,492,356       $88,148,813       $75,002,533
                                     ============     ============       ===========       ===========


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                     MONEY MARKET PORTFOLIO
                                        -----------------------------------------------------------------------------------
                                             FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                           YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                        AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                        ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year .................     $     1.00        $   1.00         $   1.00         $   1.00         $   1.00
                                          ----------        --------         --------         --------         --------
Income from investment
  operations:
Net investment income ...............         0.0469          0.0486           0.0278           0.0243           0.0375
  Net gains on securities (both
   realized and unrealized) .........             --              --               --               --           0.0007
                                          ----------        --------         --------         --------         --------
     Total from investment
      operations ....................         0.0469          0.0486           0.0278           0.0243           0.0382
                                          ----------        --------         --------         --------         --------
Less distributions
  Dividends (from net investment
   income) ..........................        (0.0469)        (0.0486)         (0.0278)         (0.0243)         (0.0375)
  Distributions (from capital
   gains) ...........................             --              --               --               --          (0.0007)
                                          ----------        --------         --------         --------         --------
     Total distributions ............        (0.0469)        (0.0486)         (0.0278)         (0.0243)         (0.0382)
                                          ----------        --------         --------         --------         --------
Net asset value, end of year ........     $     1.00        $   1.00         $   1.00         $   1.00         $   1.00
                                          ==========        ========         ========         ========         ========
Total Return ........................          4.79%           4.97%            2.81%            2.46%            3.89%
Ratios /Supplemental Data
  Net assets, end of year (000) .....     $1,109,334        $935,821         $710,737         $782,153         $736,842
  Ratios of expenses to average
   net assets .......................         .97%(a)         .96%(a)          .95%(a)          .95%(a)          .95%(a)
  Ratios of net investment income
   to average net assets ............          4.69%           4.86%            2.78%            2.43%            3.75%


                                                                  MUNICIPAL MONEY MARKET PORTFOLIO
                                         -----------------------------------------------------------------------------------
                                              FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                         AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                         ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year .................       $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                            --------         --------         --------         --------         --------
Income from investment
  operations:
Net investment income ...............         0.0288           0.0297           0.0195           0.0195           0.0287
  Net gains on securities (both
   realized and unrealized) .........             --               --               --               --               --
                                            --------         --------         --------         --------         --------
     Total from investment
      operations ....................         0.0288           0.0297           0.0195           0.0195           0.0287
                                            --------         --------         --------         --------         --------
Less distributions
  Dividends (from net investment
   income) ..........................        (0.0288)         (0.0297)         (0.0195)         (0.0195)         (0.0287)
  Distributions (from capital
   gains) ...........................             --               --               --               --               --
                                            --------         --------         --------         --------         --------
     Total distributions ............        (0.0288)         (0.0297)         (0.0195)         (0.0195)         (0.0287)
                                            --------         --------         --------         --------         --------
Net asset value, end of year ........       $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                            ========         ========         ========         ========         ========
Total Return ........................          2.92%            3.01%            1.97%            1.96%            2.90%
Ratios /Supplemental Data
  Net assets, end of year (000) .....       $201,940         $198,425         $182,480         $215,577         $176,950
  Ratios of expenses to average
   net assets .......................         .84%(a)          .82%(a)          .77%(a)          .77%(a)          .77%(a)
  Ratios of net investment income
   to average net assets ............          2.88%            2.97%            1.95%            1.95%            2.87%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19% and 1.20% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.12%, 1.16% and 1.15% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                            GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                         -----------------------------------------------------------------------------------
                                              FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                         AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                         ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year .................       $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                            --------         --------         --------         --------         --------
Income from investment operations:
  Net investment income .............         0.0458           0.0475           0.0270           0.0231           0.0375
  Net gains on securities (both
   realized and unrealized) .........             --               --               --               --           0.0009
                                            --------         --------         --------         --------         --------
     Total from investment
      operations ....................         0.0458           0.0475           0.0270           0.0231           0.0384
                                            --------         --------         --------         --------         --------
Less distributions
  Dividends (from net investment
    income) .........................        (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0375)
  Distributions (from capital
   gains) ...........................             --               --               --               --          (0.0009)
                                            --------         --------         --------         --------         --------
     Total distributions ............        (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0384)
                                            --------         --------         --------         --------         --------
Net asset value, end of year ........       $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                            ========         ========         ========         ========         ========
Total Return ........................          4.68%            4.86%            2.73%            2.33%            3.91%
Ratios /Supplemental Data
  Net assets, end of year (000) .....       $192,599         $163,398         $166,418         $213,741         $225,101
  Ratios of expenses to average
   net assets .......................        .975%(a)         .975%(a)         .975%(a)         .975%(a)         .975%(a)
  Ratios of net investment income
   to average net assets ............          4.58%            4.75%            2.70%            2.31%            3.75%


                                                             NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                                         -----------------------------------------------------------------------------------
                                              FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                         AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                         ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year .................       $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                            --------         --------         --------         --------         --------
Income from investment operations:
  Net investment income .............         0.0278           0.0290           0.0198           0.0234           0.0300
  Net gains on securities (both
   realized and unrealized) .........             --               --               --               --               --
                                            --------         --------         --------         --------         --------
     Total from investment
      operations ....................         0.0278           0.0290           0.0198           0.0234           0.0300
                                            --------         --------         --------         --------         --------
Less distributions
  Dividends (from net investment
    income) .........................        (0.0278)         (0.0290)         (0.0198)         (0.0234)         (0.0300)
  Distributions (from capital
   gains) ...........................             --               --               --               --               --
                                            --------         --------         --------         --------         --------
     Total distributions ............        (0.0278)         (0.0290)         (0.0198)         (0.0234)         (0.0300)
                                            --------         --------         --------         --------         --------
Net asset value, end of year ........       $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                            ========         ========         ========         ========         ========
Total Return ........................          2.83%            2.94%            2.00%            2.37%            3.04%
Ratios /Supplemental Data
  Net assets, end of year (000) .....        $68,116          $60,330          $52,222          $55,677          $40,751
  Ratios of expenses to average
   net assets .......................         .78%(a)          .76%(a)          .50%(a)          .14%(a)          .33%(a)
  Ratios of net investment income
   to average net assets ............          2.78%            2.90%            1.98%             2.34%           3.00%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.10%, 1.13%, 1.17%, 1.18% and 1.12% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively. For the New York Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.14%, 1.22%, 1.20%, 1.20% and 1.22% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family and the Bradford Family. The Bedford Family represents interests in four portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) NEW YORK MUNICIPAL OBLIGATIONS -- Certain New York state and New York City municipal obligations in the New York Municipal Money Market Portfolio may be obligations of issuers which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

              G) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corp. ("PIMC"), a wholly-owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the four portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market, the Municipal Money Market and the Government Obligations Money Market Portfolios. The New York Municipal Money Market Portfolio has no sub-advisor.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a portfolio's average daily net assets:

          PORTFOLIO                                ANNUAL RATE
  ---------------------------      ---------------------------------------------
  Money Market and Government      .45% of first $250 million of net assets;
    Obligations Money Market       .40% of next $250 million of net assets;
    Portfolios                     .35% of net assets in excess of $500 million.

  Municipal Money Market and       .35% of first $250 million of net assets;
    New York Municipal Money       .30% of next $250 million of net assets;
    Market Portfolios              .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the four investment portfolios were as follows:

                                                          GROSS                                              NET
                                                        ADVISORY                                          ADVISORY
                                                           FEE                      WAIVER                   FEE
                                                       ----------                -----------             ----------
     Money Market Portfolio                            $7,702,090                $(3,527,715)            $4,174,375
     Municipal Money Market Portfolio                   1,409,660                 (1,218,973)               190,687
     Government Obligations Money Market Portfolio      2,310,433                   (671,811)             1,638,622
     New York Municipal Money Market Portfolio            270,726                   (268,017)                 2,709

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the four investment portfolios were as follows:

                                                                   GROSS                                        NET
                                                              TRANSFER AGENCY                             TRANSFER AGENCY
                                                                    FEE                   WAIVER                FEE
                                                              ---------------           ---------         ---------------
Money Market Portfolio
     Bedford Class                                              $ 1,658,468             $      --           $ 1,658,468
     Cash Preservation Class                                          8,613                (7,971)                  642
     Janney Montgomery Scott Class                                1,045,385                    --             1,045,385
     RBB Class                                                        8,149                (7,946)                  203
     Sansom Street Class                                            323,534                    --               323,534
                                                                -----------             ---------           -----------
        Total Money Market Portfolio                            $ 3,044,149             $ (15,917)          $ 3,028,232
                                                                ===========             =========           ===========

Municipal Money Market Portfolio
     Bedford Class                                              $   104,373             $      --           $   104,373
     Bradford Class                                                  59,772                    --                59,772
     Cash Preservation Class                                          8,783                (8,303)                  480
     Janney Montgomery Scott Class                                  109,422                    --               109,422
     RBB Class                                                        9,389                (9,366)                   23
                                                                -----------             ---------           -----------
        Total Municipal Money Market Portfolio                  $   291,739             $ (17,669)          $   274,070
                                                                ===========             =========           ===========
Government Obligations Money Market Portfolio
     Bedford Class                                              $    81,107             $      --           $    81,107
     Bradford Class                                                  11,935                    --                11,935
     Janney Montgomery Scott Class                                  517,845                    --               517,845
                                                                -----------             ---------           -----------
        Total Government Obligations Money Market Portfolio     $   610,887             $      --           $   610,887
                                                                ===========             =========           ===========
New York Municipal Money Market Portfolio
     Bedford Class                                              $    68,044             $      --           $    68,044
     Janney Montgomery Scott Class                                   26,979                    --                26,979
                                                                -----------             ---------           -----------
        Total New York Municipal Money Market Portfolio         $    95,023             $      --           $    95,023
                                                                ===========             =========           ===========

     In addition, PFPC serves as administrator for the Municipal Money Market and New York Municipal Money Market Portfolios. The administration fee is computed daily and payable monthly at an annual rate of .10% of each Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for a Portfolio. For the year ended August 31, 1996, administration fees and waivers for the two portfolios were as follows:

                                                                  GROSS                                         NET
                                                             ADMINISTRATION                               ADMINISTRATION
                                                                   FEE                  WAIVER                  FEE
                                                             --------------         --------------        --------------
Municipal Money Market Portfolio                               $ 428,209               $     --             $ 428,209
New York Municipal Money Market Portfolio                         77,350                (10,146)               67,204

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the four investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1996, distribution fees for each class within the four investment portfolios were as follows:

                                                                  DISTRIBUTION
                                                                      FEE
                                                                  ------------
Money Market Portfolio
    Bedford Class                                                 $ 5,826,142
    Cash Preservation Class                                               858
    Janney Montgomery Scott Class                                   3,161,043
    RBB Class                                                             226
    Sansom Street Class                                               316,107
                                                                  -----------
        Total Money Market Portfolio                              $ 9,304,376
                                                                  ===========
Municipal Money Market Portfolio
    Bedford Class                                                 $ 1,139,416
    Bradford Class                                                    723,264
    Cash Preservation Class                                               531
    Janney Montgomery Scott Class                                     564,754
    RBB Class                                                              21
                                                                  -----------
        Total Municipal Money Market Portfolio                    $ 2,427,986
                                                                  ===========
Government Obligations Money Market Portfolio
    Bedford Class                                                 $ 1,091,847
    Bradford Class                                                    275,120
    Janney Montgomery Scott Class                                   1,869,227
                                                                  -----------
        Total Government Obligations Money Market Portfolio       $ 3,236,194
                                                                  ===========
New York Municipal Money Market Portfolio
    Bedford Class                                                  $  311,822
    Janney Montgomery Scott Class                                      97,465
                                                                  -----------
        Total New York Municipal Money Market Portfolio            $  409,287
                                                                  ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996, service organization fees were $471,499 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:


                                                                        MUNICIPAL MONEY MARKET
                                    MONEY MARKET PORTFOLIO                    PORTFOLIO
                               --------------------------------    --------------------------------
                                   FOR THE          FOR THE            FOR THE          FOR THE
                                  YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED
                               AUGUST 31, 1996  AUGUST 31, 1995    AUGUST 31, 1996  AUGUST 31, 1995
                               ---------------  ---------------    ---------------  ---------------
                                    VALUE            VALUE              VALUE            VALUE
                               ---------------  ---------------    ---------------  ---------------
Shares sold:
   Bedford Class               $ 3,797,592,288  $ 2,966,911,277    $ 1,022,457,772  $ 1,104,088,188
   Bradford Class                           --               --        479,401,891      474,166,249
   Cash Preservation Class             122,344           84,527            171,907          175,548
   Janney Montgomery
     Scott Class                 2,359,936,867      855,058,809        408,374,271      208,067,881
   RBB Class                           584,206           31,504             69,480            5,004
   Sansom Street Class           2,191,596,362    1,864,628,110                 --               --

Shares issued in
 reinvestment of dividends:
   Bedford Class                    49,290,088       37,681,204          5,847,767        5,576,408
   Bradford Class                           --               --          3,506,714        3,126,860
   Cash Preservation Class              10,084           11,226              3,515            5,478
   Janney Montgomery
     Scott Class                    24,077,173        4,534,944          2,602,869          662,565
   RBB Class                             2,625            2,500                143              146
   Sansom Street Class              18,389,361       16,689,941                 --               --

Shares repurchased:
   Bedford Class                    (3,673,362,904)  (2,779,499,052)    (1,024,790,222)  (1,093,651,142)
   Bradford Class                           --               --       (464,445,579)    (466,448,018)
   Cash Preservation Class            (165,733)         (91,268)          (220,929)        (220,601)
   Janney Montgomery
     Scott Class                (2,265,789,890)    (415,944,656)      (434,775,023)     (95,506,391)
   RBB Class                          (580,821)         (23,917)           (69,419)          (5,072)
   Sansom Street Class          (2,127,237,313)  (1,813,444,951)                --               --
                               ---------------  ---------------    ---------------  ---------------
Net increase (decrease)        $   374,464,737  $   736,630,198    $    (1,864,843) $   140,043,103
                               ===============  ===============    ===============  ===============
Bedford Shares authorized        1,500,000,000    1,500,000,000        500,000,000      500,000,000
                               ===============  ===============    ===============  ===============


                                    GOVERNMENT OBLIGATIONS                NEW YORK MUNICIPAL
                                    MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                               --------------------------------    --------------------------------
                                   FOR THE          FOR THE            FOR THE          FOR THE
                                  YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED
                               AUGUST 31, 1996  AUGUST 31, 1995    AUGUST 31, 1996  AUGUST 31, 1995
                               ---------------  ---------------    ---------------  ---------------
                                    VALUE            VALUE              VALUE            VALUE
                               ---------------  ---------------    ---------------  ---------------
Shares sold:
   Bedford Class                $  663,889,198   $ 461,728,190      $ 449,311,267    $ 503,711,090
   Bradford Class                  180,761,217     192,414,935                 --               --
   Cash Preservation Class                  --              --                 --               --
   Janney Montgomery
     Scott Class                 1,160,250,876     533,143,649         81,817,923       32,643,504
   RBB Class                                --              --                 --               --
   Sansom Street Class                      --              --                 --               --

Shares issued in
 reinvestment of dividends:
   Bedford Class                     8,793,104       7,147,384          1,674,883        1,425,782
   Bradford Class                    2,158,629       2,029,050                 --               --
   Cash Preservation Class                  --              --                 --               --
   Janney Montgomery
     Scott Class                    14,080,097       3,065,158            414,118           78,024
   RBB Class                                --              --                 --               --
   Sansom Street Class                      --              --                 --               --

Shares repurchased:
   Bedford Class                  (643,470,937)   (471,908,601)      (443,200,310)    (497,028,383)
   Bradford Class                 (172,234,746)   (187,671,346)                --               --
   Cash Preservation Class                  --              --                 --               --
   Janney Montgomery
     Scott Class                (1,170,127,739)   (233,648,311)       (76,871,596)     (18,050,057)
   RBB Class                                --              --                 --               --
   Sansom Street Class                      --              --                 --               --
                                --------------   -------------      -------------    -------------
Net increase (decrease)         $   44,099,699   $ 306,300,108      $  13,146,285    $  22,779,960
                                ==============   =============      =============    =============
Bedford Shares authorized          500,000,000     500,000,000        500,000,000      500,000,000
                                ==============   =============      =============    =============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                                                                                           GOVERNMENT                NEW YORK
                                                                  MUNICIPAL                OBLIGATIONS               MUNICIPAL
                                         MONEY MARKET            MONEY MARKET              MONEY MARKET             MONEY MARKET
                                           PORTFOLIO              PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                        --------------          --------------            --------------            ------------
Capital paid-in
   Bedford Class                        $1,109,351,734           $202,009,609             $192,603,016              $68,128,708
   Bradford Class                                   --            129,398,582               57,191,735                       --
   Cash Preservation Class                     202,360                115,765                       --                       --
   Janney Montgomery Scott Class           561,873,247             89,426,172              306,763,729               20,031,916
   RBB Class                                    61,412                  5,143                       --                       --
   Sansom Street Class                     524,367,399                     --                       --                       --
   Other Classes                                   800                    800                      800                      800

Accumulated net realized gain (loss)
  on investments
   Bedford Class                               (17,400)               (69,803)                  (4,248)                 (12,592)
   Bradford Class                                   --                    339                   (1,261)                      --
   Cash Preservation Class                          (3)                     5                       --                       --
   Janney Montgomery Scott Class                (7,821)                 1,734                   (6,766)                     (19)
   RBB Class                                        (1)                    --                       --                       --
   Sansom Street Class                          (8,289)                    --                       --                       --
                                        --------------           ------------             ------------              -----------
                                        $2,195,823,438           $420,888,346             $556,547,005              $88,148,813
                                        ==============           ============             ============              ===========

NOTE 5.  CAPITAL LOSS CARRYOVERS

     At August 31, 1996, capital loss carryovers were available to offset future realized gains as follows: $33,513 in the Money Market Portfolio of which $2,062 expires in 2002, $18,464 expires in 2003, $12,987 expires in 2004; $67,725 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002 and $674 expires in 2004; $12,275 in the Government Obligations Money Market Portfolio which expires in 2004; and $12,611 in the New York Municipal Money Market Portfolio of which $10,939 expires in 1998, $1,256 expires in 1999, $322 expires in 2002, $89 expires in 2003 and $5 expires in 2004.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott and RBB and Sansom Street. The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bradford, Cash Preservation, Janney Montgomery Scott and RBB. The Fund currently offers two other classes of shares representing interests in the Government Obligations Money Market Portfolio: Bradford and Janney Montgomery Scott. The Fund currently offers one other class of shares representing an interest in the New York Municipal Money Market Portfolio: Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation Classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES

                                                                                                                     FOR THE PERIOD
                                                    FOR THE          FOR THE          FOR THE          FOR THE      JANUARY 10, 1992
                                                     YEAR             YEAR             YEAR             YEAR        (COMMENCEMENT OF
                                                     ENDED            ENDED            ENDED            ENDED        OPERATIONS) TO
                                                AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993   AUGUST 31, 1992
                                                ---------------  ---------------  ---------------  ---------------   --------------
     Net asset value, beginning of period ....     $   1.00         $   1.00         $   1.00         $   1.00         $     1.00
                                                   --------         --------         --------         --------         ----------
     Income from investment operations:
       Net investment income .................       0.0458           0.0475           0.0270           0.0231             0.0208
       Net gains on securities
         (both realized and unrealized) ......           --               --               --               --             0.0009
                                                   --------         --------         --------         --------         ----------
         Total from investment operations ....       0.0458           0.0475           0.0270           0.0231             0.0217
                                                   --------         --------         --------         --------         ----------
     Less distributions
     Dividends (from net investment income) ..      (0.0458)         (0.0475)         (0.0270)         (0.0231)           (0.0208)
     Distributions (from capital gains) ......           --               --               --               --            (0.0009)
                                                   --------         --------         --------         --------         ----------

         Total distributions .................      (0.0458)         (0.0475)         (0.0270)         (0.0231)           (0.0217)
                                                   --------         --------         --------         --------         ----------
     Net asset value, end of period ..........     $   1.00         $   1.00         $   1.00         $   1.00         $     1.00
                                                   --------         --------         --------         --------         ----------
     Total Return ............................        4.68%            4.86%            2.73%            2.33%            3.42%(b)
     Ratios /Supplemental Data
       Net assets, end of period (000) .......     $ 57,190         $ 46,509         $ 39,732         $ 50,523           $ 42,477
       Ratios of expenses to average net assets     .975%(a)         .975%(a)         .975%(a)         .975%(a)        .975%(a)(b)
       Ratios of net investment income to
         average net assets ..................        4.58%            4.75%            2.70%            2.31%            3.23%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively and 1.15% annualized for the period ended August 31, 1992.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES

                                                                                                                     FOR THE PERIOD
                                                    FOR THE          FOR THE          FOR THE          FOR THE      JANUARY 10, 1992
                                                     YEAR             YEAR             YEAR             YEAR        (COMMENCEMENT OF
                                                     ENDED            ENDED            ENDED            ENDED         OPERATIONS) TO
                                                AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993   AUGUST 31, 1992
                                                ---------------  ---------------  ---------------  ---------------  ----------------
     Net asset value, beginning of period......    $     1.00       $     1.00       $     1.00       $    1.00        $    1.00
                                                   ----------       ----------       ----------       ---------        ---------
     Income from investment operations:
       Net investment income...................        0.0288           0.0297           0.0195          0.0195           0.0154
                                                   ----------       ----------       ----------       ---------        ---------
         Total from investment operations......        0.0288           0.0297           0.0195          0.0195           0.0154
                                                   ----------       ----------       ----------       ---------        ---------
     Less distributions
       Dividends (from net investment income)..       (0.0288)         (0.0297)         (0.0195)        (0.0195)         (0.0154)
                                                   ----------       ----------       ----------       ---------        ---------
         Total distributions...................       (0.0288)         (0.0297)         (0.0195)        (0.0195)         (0.0154)
                                                   ----------       ----------       ----------       ---------        ---------
     Net asset value, end of period............    $     1.00       $     1.00       $     1.00       $    1.00        $    1.00
                                                   ==========       ==========       ==========       =========        =========
     Total Return..............................          2.92%            3.01%            1.97%           1.96%          2.42%(b)
     Ratios /Supplemental Data
       Net assets, end of period (000).........      $129,399         $110,936         $100,089         $76,975          $69,586
       Ratios of expenses to average
         net assets............................        .84%(a)          .82%(a)          .77%(a)         .77%(a)       .77%(a)(b)
       Ratios of net investment income to
         average net assets....................         2.88%            2.97%            1.95%           1.95%          2.40%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                              MUNICIPAL MONEY
                                      MONEY MARKET PORTFOLIO                 MARKET PORTFOLIO
                                ---------------------------------    ---------------------------------
                                                  FOR THE PERIOD                       FOR THE PERIOD
                                    FOR THE        JUNE 12, 1995         FOR THE        JUNE 12, 1995
                                     YEAR        (COMMENCEMENT OF         YEAR        (COMMENCEMENT OF
                                     ENDED        OPERATIONS) TO          ENDED        OPERATIONS) TO
                                AUGUST 31, 1996   AUGUST 31, 1995    AUGUST 31, 1996   AUGUST 31, 1995
                                ---------------  ----------------    ---------------  ----------------
Net asset value,
  beginning of period ........     $     1.00       $     1.00         $     1.00        $     1.00
                                   ----------       ----------         ----------        ----------
Income from investment
  operations:
Net investment income ........         0.0465           0.0112             0.0278            0.0063
                                   ----------       ----------         ----------        ----------
    Total from investment
      operations .............         0.0465           0.0112             0.0278            0.0063
                                   ----------       ----------         ----------        ----------
Less distributions
Dividends (from net
  investment income) .........        (0.0465)         (0.0112)           (0.0278)          (0.0063)
                                   ----------       ----------         ----------        ----------
    Total distributions ......        (0.0465)         (0.0112)           (0.0278)          (0.0063)
                                   ----------       ----------         ----------        ----------
Net asset value,
  end of period ..............     $     1.00       $     1.00         $     1.00        $     1.00
                                   ==========       ==========         ==========        ==========
Total Return..................          4.76%          5.30%(b)             2.81%           2.87%(b)
Ratios /Supplemental Data
  Net assets, end of
    period (000) .............       $561,865         $443,645            $89,428          $113,226
  Ratios of expenses
    to average
    net assets ...............        1.00%(a)      1.00%(a)(b)          0.94%(a)        1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ...............          4.65%          5.04%(b)            2.78%            2.83%(b)



                                       GOVERNMENT OBLIGATIONS                NEW YORK MUNICIPAL
                                       MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                 ---------------------------------    ---------------------------------
                                                   FOR THE PERIOD                       FOR THE PERIOD
                                     FOR THE        JUNE 12, 1995         FOR THE        JUNE 9, 1995
                                      YEAR        (COMMENCEMENT OF         YEAR        (COMMENCEMENT OF
                                      ENDED        OPERATIONS) TO          ENDED        OPERATIONS) TO
                                 AUGUST 31, 1996   AUGUST 31, 1995    AUGUST 31, 1996   AUGUST 31, 1995
                                 ---------------  ----------------    ---------------  ----------------
Net asset value,
  beginning of period ........      $     1.00       $     1.00         $     1.00         $    1.00
                                    ----------       ----------         ----------        ----------
Income from investment
  operations:
Net investment income ........          0.0456           0.0109             0.0262            0.0062
                                    ----------       ----------         ----------        ----------
    Total from investment
      operations .............          0.0456           0.0109             0.0262            0.0062
                                    ----------       ----------         ----------        ----------
Less distributions
Dividends (from net
  investment income) .........         (0.0456)         (0.0109)           (0.0262)          (0.0062)
                                    ----------       ----------         ----------        ----------
    Total distributions ......         (0.0456)         (0.0109)           (0.0262)          (0.0062)
                                    ----------       ----------         ----------        ----------
Net asset value,
  end of period ..............      $     1.00       $     1.00         $     1.00        $     1.00
                                    ==========       ==========         ==========        ==========
Total Return..................           4.66%          5.03%(b)             2.65%           2.72%(b)
Ratios /Supplemental Data
  Net assets, end of
    period (000) .............        $306,757         $302,585            $20,032           $14,671
  Ratios of expenses
    to average
    net assets ...............         1.00%(a)      1.00%(a)(b)            .93%(a)       1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ...............           4.56%          4.91%(b)             2.62%           2.68%(b)

(a)  Without the waiver of advisory and administration  fees and without the reimbursement of certain operating  expenses, the ratios of expenses to average net assets for the Money Market  Portfolio would have been 1.23% for the year ended
     August 31, 1996 and 1.23% annualized for the period ended August 31, 1995. For the Municipal Money Market  Portfolio,
     the ratio of  expenses  to average  net assets  would  have been 1.23% for the year ended  August 31,  1996 and 1.30%
     annualized for the period ended August 31, 1995. For the Government Obligations Money Market Portfolio,  the ratio of expenses to average net assets would have been 1.25% for the year ended August 31, 1996 and 1.28%  annualized for the period ended August 31, 1995. For the New York  Municipal  Money Market  Portfolio,  the ratio of expenses to average net assets would have been 1.29% for the year ended August 31, 1996 and 1.41%  annualized for the period ended August
     31, 1995.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                            MONEY MARKET PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                                FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                            AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                            ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year           $     1.00         $     1.00       $     1.00         $     1.00        $     1.00
                                             ----------         ----------       ----------         ----------        ----------

Income from investment operations:
  Net investment income.....................     0.0518             0.0543           0.0334             0.0304            0.0435
  Net gains on securities
   (both realized and unrealized)...........         --                 --               --                 --            0.0007
                                             ----------         ----------       ----------         ----------        ----------
     Total from investment operations.......     0.0518             0.0543           0.0334             0.0304            0.0442
                                             ----------         ----------       ----------         ----------        ----------
Less distributions
  Dividends (from net investment income)....    (0.0518)           (0.0543)         (0.0334)           (0.0304)          (0.0435)
  Distributions (from capital gains)........         --                 --               --                 --           (0.0007)
                                             ----------         ----------       ----------         ----------        ----------
     Total distributions....................    (0.0518)           (0.0543)         (0.0334)           (0.0304)          (0.0442)
                                             ----------         ----------       ----------         ----------        ----------
Net asset value, end of year................ $     1.00         $     1.00       $     1.00         $     1.00        $     1.00
                                             ==========         ==========       ==========         ==========        ==========
Total Return................................      5.30%              5.57%            3.39%              3.08%             4.51%
Ratios /Supplemental Data
  Net assets, end of year...................   $524,359           $441,614         $373,745           $190,794          $228,079
  Ratios of expenses to average net assets..     .48%(a)            .39%(a)          .39%(a)            .34%(a)           .35%(a)
  Ratios of net investment income to
   average net assets.......................      5.18%              5.43%            3.34%              3.04%             4.35%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60% and .61% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

===================================================



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



---------------------------------------------------
                    CONTENTS


                                               PAGE
Introduction ...............................     2
Financial Highlights .......................     4
Investment Objectives and Policies .........     8
Purchase and Redemption of Shares ..........    17
Management .................................    21
Distribution of Shares .....................    23
Dividends and Distributions ................    24
Taxes ......................................    25
Description of Shares ......................    26
Other Information ..........................    27



INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Ballard Spahr Andrews & Ingersoll
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

===================================================

                                THE BEDFORD FAMILY
                                       OF
                               THE RBB FUND, INC.

     The three classes of common stock (each, a "Bedford Class") of The RBB Fund, Inc. (the "Fund"), an open-end management investment company, offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio and a U.S. Government obligations money market portfolio (collectively, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

     MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

     MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

     GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT'S IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


     Counsellors Securities Inc. acts as distributor for the Fund. PNC Institutional Management Corporation serves as investment adviser for the Fund, PNC Bank, National Association serves as sub-adviser for the Portfolios and custodian for the Fund and PFPC Inc. serves as the administrator of the Municipal Money Market Portfolio and the transfer and dividend disbursing agent for the Fund.

     This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.



-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------



PROSPECTUS                                                      December 3, 1996

INTRODUCTION
-------------------------------------------------------------------------------


     The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate nineteen separate investment portfolios. Each of the three classes of the Fund's shares (collectively, the "Bedford Shares" or "Shares") offered by this Prospectus represents interests in one of the following of such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio.


     The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

     The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

     The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

     Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


     The Fund's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to the Portfolios and custodian to the Fund and PFPC Inc. ("PFPC") serves as the administrator to the Municipal Money Market Portfolio and the transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.


     An investor may purchase and redeem Shares of any of the Bedford Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

     An investment in any of the Bedford Shares is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

     For more detailed information of how to purchase or redeem Bedford Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."


FEE TABLE
ANNUAL FUND OPERATING EXPENSES (BEDFORD SHARES)
     AFTER EXPENSE REIMBURSEMENTS AND WAIVERS(2)                                                   GOVERNMENT
                                                                                  MUNICIPAL       OBLIGATIONS
                                                              MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                               PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                               ---------          ---------        ---------

Management fees (after waivers)(1)                                .20%              .05%             .30%
12b-1 fees (after waivers)(1)                                     .55               .55              .57
Other Expenses (after reimbursements)                             .22               .24              .105
                                                                  ---               ---              ----
Total Fund Operating Expenses (Bedford Shares)
   (after waivers and reimbursements)                             .97%              .84%             .975%
                                                                  ===               ===              ====



(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) Before Expense Reimbursements and Waivers for the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio, Management fees would be .37%, .33% and .42%, respectively; 12b-1 fees would be .55%, .55% and .57%, respectively; Other Expenses would be .22%, .24% and .11%, respectively and Total Fund Operating Expenses would be 1.14%, 1.12% and 1.10%, respectively.



EXAMPLE
     An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                  1 YEAR            3 YEARS           5 YEARS          10 YEARS
                                                  ------            -------          -------          --------
Money Market*                                       $10              $31               $54              $119
Municipal Money Market*                             $ 9              $27               $47              $104
Government Obligations Money Market.*               $10              $31               $54              $120

* Other classes of these Portfolios are sold with different fees and expenses.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Bedford Shares) After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Bedford Shares of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser," and "Distribution of Shares" below.) Expense figures are based on actual costs and fees charged to each class. The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of a Portfolio, such assumption will have the effect of lowering such Portfolio's overall expense ratio and increasing its yield to investors.


     From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement).

This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing such Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate.

     The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Bedford Shares will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in Bedford Shares are not reflected in the yields of the Bedford Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Bedford Shares may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."



FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


     The table below sets forth certain information concerning the investment results of the Bedford Classes representing interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios for the years indicated. The financial data included in this table for each of the periods ended August 31, 1992 through August 31, 1996 are a part of the Fund's financial statements for each such Portfolio which have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose current report thereon appears in the Statement of Additional Information along with the financial statements. The financial data for each such Portfolio for the periods ended August 31, 1989, 1990 and 1991 are a part of previous financial statements audited by Coopers & Lybrand L.L.P. The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.



                               THE BEDFORD FAMILY

THE RBB FUND, INC. FINANCIAL HIGHLIGHTS (C)
     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                             MONEY MARKET PORTFOLIO
               --------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                                                                                                  SEPTEMBER 30, 1988
                                FOR THE     FOR THE    FOR THE     FOR THE      FOR THE     FOR THE     FOR THE     (COMMENCEMENT OF
                              YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED    OPERATIONS) TO
                              AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,     AUGUST 31,
                               1996         1995        1994         1993        1992        1991         1990            1989
                            ----------   ----------   ----------   ----------  ----------  ----------   ----------    -------------
Net asset value,
   beginning of period      $    1.00    $    1.00     $    1.00    $    1.00   $    1.00   $    1.00    $    1.00        $    1.00
                               -------     -------       -------      -------     -------     -------       -------         -------
Income from investment
 operations:
   Net investment income       0.0469       0.0486        0.0278       0.0243      0.0375      0.0629       0.0765           0.0779
                               -------     -------       -------      -------     -------     -------       -------         -------
   Net gains on securities
    (both realized and
     unrealized)                   --           --            --           --      0.0007          --           --               --

       Total from
         investment
         operations            0.0469       0.0486        0.0278       0.0243      0.0382      0.0629       0.0765          0 .0779


Less distributions
   Dividends (from net
     investment income)       (0.0469)     (0.0486)      (0.0278)     (0.0243)    (0.0375)    (0.0629)     (0.0765)         (0.0779)
                               -------     -------       -------      -------     -------     -------       -------         -------
   Distributions (from
     capital gains)                --           --            --           --      0.0007          --           --               --
                               -------     -------       -------      -------     -------     -------       -------         -------
       Total distributions     (0.0469)    (0.0486)      (0.0278)     (0.0243)    (0.0382)    (0.0629)      (0.0765)        (0.0779)
                               -------     -------       -------      -------     -------     -------       -------         -------
Net asset value, end
 of period                     $  1.00     $  1.00       $  1.00       $ 1.00     $  1.00      $ 1.00       $  1.00        $   1.00
                               =======     =======       =======       ======     =======      ======       =======        ========
Total return                      4.79%       4.97%         2.81%        2.46%       3.89%       6.48%         7.92%       8.81%(b)
Ratios/Supplemental Data
   Net assets, end
     of period (000)        $1,109,334    $935,821      $710,737     $782,153    $736,842    $747,530      $709,757        $152,311
   Ratios of expenses
     to average
     net assets                 .97%(a)     .96%(a)      .95%(a)       .95%(a)    .95%(a)     .92%(a)       .92%(a)       .93%(a)(b)
   Ratios of net
     investment income to
     average net assets           4.69%       4.86%         2.78%        2.43%      3.75%       6.29%          7.65%        8.61%(b)


(a) Without the waiver of advisory and administration fees, and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19%, 1.20%, 1.17% and 1.16% for the years ended August 31,
     1996,  1995,  1994,  1993,  1992,  1991 and 1990,  respectively,  and 1.27%
     annualized for the period ended August 31, 1989.

(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the Portfolio.



                               THE BEDFORD FAMILY

THE RBB FUND, INC. FINANCIAL HIGHLIGHTS (C)
     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                        MUNICIPAL MONEY MARKET PORTFOLIO
               --------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                                                                                                  SEPTEMBER 30, 1988
                                FOR THE     FOR THE    FOR THE     FOR THE      FOR THE     FOR THE     FOR THE     (COMMENCEMENT OF
                              YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED    OPERATIONS) TO
                              AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,     AUGUST 31,
                               1996         1995        1994         1993        1992        1991         1990            1989
                            ----------   ----------   ----------   ----------  ----------  ----------   ----------    -------------

Net asset value,
   beginning of period     $     1.00     $    1.00    $    1.00    $    1.00   $    1.00   $    1.00    $    1.00        $    1.00
                               -------       -------     -------      -------      -------     -------     -------          -------
Income from investment
 operations:
   Net investment income        0.0288       0.0297       0.0195       0.0195      0.0287      0.0431       0.0522           0.0513
   Net gains on securities
     (both realized
     and unrealized )               --           --           --           --          --          --           --               --
                               -------       -------     -------      -------      -------     -------     -------          -------
       Total from investment
         operations             0.0288        0.0297      0.0195       0.0195      0.0287       0.0431      0.0522           0.0513
                               -------       -------     -------      -------      -------     -------     -------          -------
Less distributions
   Dividends (from
     net investment
     income)                   (0.0288)      (0.0297)    (0.0195)     (0.0195)    (0.0287)     (0.0431)    (0.0522)         (0.0513)
   Distributions
    (from capital
     gains)                         --            --          --           --          --           --          --               --
                               -------       -------     -------      -------      -------     -------     -------          -------
       Total distributions     (0.0288)      (0.0297)    (0.0195)     (0.0195)     (0.0287)    (0.0431)    (0.0522)         (0.0513)
                               -------       -------     -------      -------      -------     -------     -------          -------

Net asset value, end of period  $ 1.00        $ 1.00      $ 1.00       $ 1.00       $ 1.00      $ 1.00     $ 1.00          $   1.00
                                ======        ======      ======       ======       ======      ======     ======          ========

Total return                      2.92%        3.01%        1.97%       1.96%        2.90%        4.40%     5.35%          5.72%(b)
Ratios/Supplemental Data
   Net assets, end of
     period (000)             $ 201,940    $ 198,425    $ 182,480   $ 215,577    $ 176,950    $ 215,140  $ 195,566        $ 85,806
   Ratios of expenses
     to average
     net assets                  .84%(a)      .82%(a)     .77%(a)      .77%(a)      .77%(a)     .74%(a)     .75%(a)      .73%(a)(b)
   Ratios of net
     investment income to
     average net assets           2.88%         2.97%       1.95%        1.95%        2.87%       4.31%       5.22%        5.70%(b)

(a) Without the waiver of advisory and administration fees, and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.12%, 1.14%, 1.12%, 1.16%, 1.15%, 1.13% and 1.14% for the years ended
     August 31, 1996, 1995, 1994, 1993, 1992, 1991 and 1990,  respectively,  and
     1.27% annualized for the period ended August 31, 1989.


(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the Portfolio.



                               THE BEDFORD FAMILY

THE RBB FUND, INC. FINANCIAL HIGHLIGHTS (C)
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
               --------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                                                                                                  SEPTEMBER 30, 1988
                                FOR THE     FOR THE    FOR THE     FOR THE      FOR THE     FOR THE     FOR THE     (COMMENCEMENT OF
                              YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED    OPERATIONS) TO
                              AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,     AUGUST 31,
                               1996         1995        1994         1993        1992        1991         1990            1989
                            ----------   ----------   ----------   ----------  ----------  ----------   ----------    -------------

Net asset value,
   beginning of period     $     1.00    $    1.00     $    1.00    $    1.00   $    1.00   $    1.00    $    1.00        $    1.00
                              -------       -------      -------      -------     -------     -------    -------            -------
Income from investment
   operations:
   Net investment income       0.0458       0.0475        0.0270       0.0231      0.0375      0.0604       0.0748           0.0725
   Net gains on securities
     (both realized
     and unrealized)              --            --            --           --      0.0009          --          --                --
                              -------       -------      -------      -------     -------     -------    -------            -------
       Total from investment
         operations            0.0458        0.0475       0.0270       0.0231      0.0384      0.0604      0.0748            0.0725
                              -------       -------      -------      -------     -------     -------    -------            -------
Less distributions dividends
   Dividends (from
     net investment
     income)                  (0.0458)      (0.0475)     (0.0270)     (0.0231)    (0.0375)    (0.0604)    (0.0748)          (0.0725)
   Distributions (from
     capital gains)               --             --           --           --     (0.0009)         --          --                --
                              -------       -------      -------      -------     -------     -------    -------            -------
       Total distributions    (0.0458)      (0.0475)     (0.0270)     (0.0231)    (0.0384)    (0.0604)   (0.0748)           (0.0725)
                              -------       -------      -------      -------     -------     -------    -------            -------
Net asset value,
 end of period                 $ 1.00        $ 1.00      $  1.00       $ 1.00      $ 1.00     $  1.00     $ 1.00          $    1.00
                               ======        ======      =======       ======      ======     =======     ======          =========
Total return                    4.68%          4.86%        2.73%        2.33%       3.91%       6.21%     7.74%            8.64%(b)
Ratios/Supplemental Data
   Net assets, end of
      period (000)          $ 192,599      $ 163,398    $ 166,418    $ 213,741   $ 225,101   $ 368,899  $209,378           $ 66,281
   Ratios of expenses
     to average
     net assets               .975%(a)       .975%(a)     .975%(a)     .975%(a)   .975%(a)     .95%(a)    .95%(a)         .96%(a)(b)
   Ratios of net
     investment income
     to average net assets      4.58%           4.75%        2.70%       2.31%      3.75%       6.04%      7.48%            8.34%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.10%, 1.13%, 1.17%, 1.18%, 1.12%, 1.13% and 1.17% for the years ended
     August 31, 1996, 1995, 1994, 1993, 1992, 1991 and 1990,  respectively,  and
     1.40% annualized for the period ended August 31, 1989.


(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the Portfolio.

INVESTMENT OBJECTIVES AND POLICIES
------------------------------------------------------------------------------

                             MONEY MARKET PORTFOLIO

     The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S.
dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

     BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.
     COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating categories are described in the Appendix to the Statement of Additional Information ("SAI"). The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

     The Portfolio may invest in commercial paper and short-term notes and corporate bonds that meet the Portfolio's quality and maturity restrictions. Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

     VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to the Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

     ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations".

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

     MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio."

     GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's advisor pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (e.g., commercial paper rated "A-1" or "A-2" by S&P), (3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of all outstanding Shares representing interests in the Portfolio. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Money Market Portfolio will be achieved. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Money Market Portfolio may not:

          1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

         2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio, or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

         3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

         4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

         1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or
     (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

         2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

         3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                        MUNICIPAL MONEY MARKET PORTFOLIO

     The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax and which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities, the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest").

     MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

     The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

     The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note is backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law.
Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

     Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state,
(ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

     TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

     WHEN-ISSUED   SECURITIES.   The  Portfolio  may  also  purchase   portfolio
securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market Portfolio--Stand-by Commitments."

     ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio--Eligible Securities."

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Municipal Money Market Portfolio may not:

         1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation.

         2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

         3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

     In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

         1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

     The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-

Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

     Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Bedford Shares representing an interest in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 calendar days if such securities provide for adjustments in their interest rates not less frequently than every 397 calendar days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies -- Money Market Portfolio -- Repurchase Agreements."

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. For a description of reverse repurchase agreements, see "Investment Objectives and Policies -- Money Market Portfolio -- Reverse Repurchase Agreements." The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.

     MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

     Mortgage-related securities may include asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less.

     One such type of mortgage-related security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage-Related Debt Securities" in the Statement of Additional Information.

     Each of the mortgage-related securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

     To compare the prepayment risk for various mortgage-related securities, various independent mortgage-related securities dealers publish average remaining life data using proprietary models. In making determinations concerning average remaining life of mortgage-related securities for the Portfolio, the investment adviser will rely on such data to evaluate the prepayment risk in a particular security except to the extent such data are deemed unreasonable by the investment adviser. The investment adviser might deem such data unreasonable if such data appeared to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage-related securities dealers.

     LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

     SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained in a segregated account by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. A more detailed discussion of short sales is contained in the Statement of Additional Information.

ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved. The investment limitations summarized below may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Government Obligations Money Market Portfolio may not:

         1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

         2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

         3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

PURCHASE AND REDEMPTION OF SHARES
-------------------------------------------------------------------------------

                               PURCHASE PROCEDURES

     GENERAL. Bedford Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Bedford Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Bedford Shares.

     All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds, and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of 4:00 p.m. Eastern Time on that Business Day but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.


     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Bedford Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker. Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

     A broker may offer investors maintaining Accounts the ability to purchase Bedford Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Bedford Class designated by the investor as the "Primary Bedford Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Bedford Class at any time by so instructing his broker.

     If a broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

     DIRECT PURCHASES. An investor may also make direct investments at any time in any Bedford Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Bedford Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Bedford Family" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

     Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Bedford Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

     A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the Bedford Class selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)
     B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

         PNC Bank, N.A.
         ABA-0310-0005-3.
         FROM: (name of investor)
         ACCOUNT NUMBER: (investor's account number with the Portfolio) FOR PURCHASE OF: (name of the Portfolio)
         AMOUNT: (amount to be invested)

     C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

     RETIREMENT PLANS. Bedford Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

     Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Bedford Shares may redeem Bedford Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all shares are redeemed, all accrued but unpaid dividends on those shares will be paid with the redemption proceeds.

     An investor's brokerage firm will also redeem each day a sufficient number of Shares of the Primary Bedford Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request to The Bedford Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 533-7719 to determine whether the entity that will guarantee the signature is an eligible guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.

     Direct investors may redeem shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800) 533-7719 (in Delaware call collect (302) 791-1196). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     The Fund's telephone transaction procedures include the following measures:
(1)  requiring  the  appropriate  telephone  transaction  privilege  forms;  (2)
requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.
     REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed, for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

     The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in a Bedford Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

                                 NET ASSET VALUE


     The net asset value per share of each of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE or the FRB, or both, are closed on the customary national business holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). The FRB is currently closed on weekends and the same holidays as the NYSE is closed (except Christmas Day (observed)) as well as Martin Luther King, Jr. Day, Veterans Day and Columbus Day. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


     The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

     With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

MANAGEMENT
-------------------------------------------------------------------------------

BOARD OF DIRECTORS


     The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate nineteen separate investment portfolios. Each of the Bedford Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER

     PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp. a multi-bank holding company.

     As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


     For the services provided to and expenses assumed by it for the benefit of the Money Market and Government Obligations Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million. For the services provided to and expenses assumed by it for the benefit of the Municipal Money Market Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets:
 .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.

     PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to a Portfolio (subject to certain adjustments). Such sub-advisory fees have no effect on the advisory fees payable by each Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.


     For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% of the average net assets of the Money Market Portfolio, .05% of the average net assets of the Municipal Money Market Portfolio and .30% of the average net assets of the Government Obligations Money Market Portfolio. For that same year, PIMC waived approximately .17%, .28% and
 .12% of average net assets of the Money Market Portfolio, Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio, respectively.


ADMINISTRATOR

     PFPC serves as the administrator for the Municipal Money Market Portfolio and generally assists the Portfolio in all aspects of its administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market Portfolio.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agree ments with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

     The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

     The investment adviser has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

     The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.


     For the Fund's fiscal year ended August 31, 1996, the Fund's total expenses were 1.14% of the average net assets with respect to the Bedford Class of the Money Market Portfolio (not taking into account waivers and reimbursements of
 .17%), were 1.12% of the average net assets with respect to the Bedford Class of the Municipal Money Market Portfolio (not taking into account waivers and reimbursements of .28%) and were 1.10% of the average net assets with respect to the Bedford Class of the Government Obligations Money Market Portfolio (not taking into account waivers and reimbursements of .125%).


DISTRIBUTION OF SHARES
-------------------------------------------------------------------------------

     Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg, Pincus Counsellors Inc., with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Bedford Classes of the Fund pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of the Bedford Classes.

     The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Bedford Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Bedford Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under each of the Distribution Contracts, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the Class on an annualized basis in any year. Such compensation may be increased, up to the amount permitted in the Plan, with the approval of the Fund's Board of Directors. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Bedford Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under each of the Distribution Contracts and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

     Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Bedford Class the fee agreed to under the relevant Distribution Contract. None of the Plans obligate the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan on behalf of the relevant Bedford Class. Thus, under each of the Plans, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     Each Plan has been  approved by the  shareholders  of the relevant  Bedford
Class. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Bedford Class. The fee set forth above will be paid by the Fund on behalf of the relevant Bedford class to the Distributor unless and until the relevant Plan is terminated or not renewed.

DIVIDENDS AND DISTRIBUTIONS
-------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Bedford Class unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.

TAXES
-------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

     Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

     The Municipal Money Market Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." Investors in this Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates, and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum and environmental tax liability. Although it does not currently intend to do so, the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds. Secondly, tax-exempt interest and "exempt interest dividends" derived from all other Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for Federal alternative minimum tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments.

     The Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

     An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from such Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

DESCRIPTION OF SHARES
-------------------------------------------------------------------------------

     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).

     The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BEDFORD CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BEDFORD CLASSES.

     Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespec tive of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


     As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


OTHER INFORMATION
-------------------------------------------------------------------------------

REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants.Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent,Bellevue ParkCorporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect
(302) 791-1196).

                                 BEDFORD FAMILY
                             MONEY MARKET PORTFOLIO,
                      MUNICIPAL MONEY MARKET PORTFOLIO AND
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION



     This Statement of Additional Information provides supplementary information pertaining to shares of three classes (the "Bedford Shares") representing interests in three investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio (formerly, the Tax-Free Money Market Portfolio) and the Government Obligations Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Bedford Family Prospectus of the Fund, dated December 3, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.

                                    CONTENTS

                                                                      Prospectus
                                                             Page        Page
                                                             ----     ----------
General .......................................               2            2
Investment Objectives and Policies ............               2            8
Directors and Officers ........................              14          N/A
Investment Advisory, Distribution and Servicing
   Arrangements ...............................              17           21
Portfolio Transactions ........................              22           N/A
Purchase and Redemption Information ...........              23           17
Valuation of Shares ...........................              24           21
Taxes .........................................              26           24
Additional Information Concerning Fund Shares..              31           25
Miscellaneous .................................              34           N/A
Financial Statements (Audited).................             F-1           N/A
Appendix ......................................             A-1           N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN

AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL

     The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to three classes of shares (the "Bedford Classes") representing interests in three of the investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.

     Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market Portfolio or the Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

     FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio or Municipal Money Market Portfolio has firm commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When either the Money Market Portfolio or Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     STAND-BY COMMITMENTS. Each of the Money Market Portfolio and Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio or Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

     Each of the Money Market Portfolio and Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio and Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

     Each of the Money Market Portfolio and Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Either such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

     The Money Market Portfolio and Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

     OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

     SHORT SALES "AGAINST THE BOX": In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. The Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

     U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

     SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

     REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

     MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

     Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio involved.

     The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

     LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loans by the Government Obligations Money Market Portfolio of its portfolio securities will be fully collateralized and marked to the market daily.

     ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. government securities, (2) securities that
(a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies
(2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one NRSRO or that are Unrated Securities.

     ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio and the Government Obligations Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

     Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS.

     MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

     (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.); (

     2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

     (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

     (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

     (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

     (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (7) purchase or sell commodities or commodity contracts;

     (8) invest in oil, gas or mineral exploration or development programs;

     (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

     (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

     (11) make investments for the purpose of exercising control or management.

     In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

     In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

     (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

     (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

     (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

     The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

     With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

     1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
(i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

     2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

     3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

     1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

     GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

     1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

     2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

     3. Act as an underwriter.

     4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

         The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

     The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                              -------------------

     In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.


                             DIRECTORS AND OFFICERS


     The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:

                                                         Principal Occupation
Name, Address and Age           Position with Fund       During Past Five Years
---------------------           ------------------       ----------------------

Arnold M. Reichman, 48*         Director                 Since 1986, Managing
466 Lexington Avenue                                     Director and Assistant
New York, NY  10017                                      Secretary, E.M.
                                                         Warburg, Pincus & Co.,
                                                         Inc.; Since 1990,
                                                         Chief Executive
                                                         Officer and since 1991,
                                                         Secretary, Counsellors
                                                         Securities Inc.;
                                                         Officer of various
                                                         investment companies
                                                         advised by Warburg,
                                                         Pincus Counsellors,
                                                         Inc.

Robert Sablowsky, 58**          Director                 Since OCTOBER 1996,
110 Wall Street                                          SENIOR VICE PRESIDENT
New York, NY  10005                                      OF FAHNESTOCK & CO.,
                                                         INC. 1985 TO 1996,
                                                         Executive Vice
                                                         President of Gruntal &
                                                         Co., Inc., Director,
                                                         Gruntal & Co., Inc.

                                                         Principal Occupation
Name, Address and Age           Position with Fund       During Past Five Years
---------------------           ------------------       ----------------------


Francis J. McKay, 60            Director                 Since 1963, Executive
7701 Burholme Avenue                                     Vice President, Fox
Philadelphia, PA  19111                                  Chase Cancer Center
                                                         (Biomedical research
                                                         and medical care).

Marvin E. Sternberg, 62         Director                 Since 1974, Chairman,
937 Mt. Pleasant Road                                    Director and President,
Bryn Mawr, PA  19010                                     Moyco Industries, Inc.
                                                         (manufacturer of dental
                                                         supplies and precision
                                                         coated abrasives);
                                                         Since 1968, Director
                                                         and President, Mart
                                                         Principal Occupation

Name, Address and Age           Position with Fund       During Past Five Years
---------------------           ------------------       ----------------------
                                                         MMM, Inc. (formerly
                                                         Montgomeryville
                                                         Merchandise Mart, Inc.)
                                                         and Mart PMM, Inc.
                                                         (formerly Pennsauken
                                                         Merchandise Mart)
                                                         (shopping centers); and
                                                         Since 1975, Director
                                                         and Executive Vice
                                                         President, Cellucap
                                                         Mfg. Co., Inc.
                                                         (manufacturer of
                                                         disposable headwear).

Julian A. Brodsky, 63           Director                 Director, and Vice
1234 Market Street, 16th Fl.                             Chairman 1969 to
Philadelphia, PA  19107-3723                             Present, Comcast
                                                         Corporation; Director,
                                                         Comcast Cablevision of
                                                         Philadelphia (cable
                                                         television and
                                                         communications) and
                                                         Nextel (Wireless
                                                         Communication).

Donald van Roden, 72            Director                 Self-employed
1200 Old Mill Lane                                       businessman.  From
Wyomissing, PA  19610                                    February 1980 to March
                                                         1987, Vice Chairman,
                                                         SmithKline Beckman
                                                         Corporation
                                                         (pharmaceuticals);
                                                         Director, AAA
                                                         Mid-Atlantic (auto
                                                         service); Director,
                                                         Keystone Auto
                                                         Insurance Co.

Edward J. Roach, 72             President and Treasurer  Certified Public
Suite 100                                                Accountant; Vice
Bellevue Park Corporate                                  Chairman of the Board,
 Center                                                  Fox Chase Cancer
400 Bellevue Parkway                                     Center; Trustee
Wilmington, DE 19809                                     Emeritus, Pennsylvania
                                                         School for the Deaf;
                                                         Trustee Emeritus,
                                                         Immaculata College;
                                                         Vice President and
                                                         Treasurer of various
                                                         investment companies
                                                         advised by PNC
                                                         Institutional
                                                         Management Corporation.

                                                         Principal Occupation
Name, Address and Age           Position with Fund       During Past Five Years
---------------------           ------------------       ----------------------

Morgan R. Jones, 57             Secretary                Chairman, the law firm
1100 PNB Bank Building                                   of Drinker Biddle &
Broad and Chestnut Streets                               Reath, Philadelphia,
Philadelphia, PA  19107                                  Pennsylvania, Director,
                                                         Rocking Horse Child
                                                         Care Centers of
                                                         America, Inc.

-------------------------


     * Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.


     ** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.


     Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

     Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

     Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.

     The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation FROM THE FUND IN THE FOLLOWING AMOUNTS:


                           DIRECTOR                           COMPENSATION
                           --------                           ------------

                     JULIAN A. BRODSKY                          $12,525
                     FRANCIS J. MCKAY                            15,975
                     MARVIN E. STERNBERG                         16,725
                     DONALD VAN RODEN                            21,025


On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the Portfolios' sub-ADVISER and the Fund's custodian, PFPC Inc. ("PFPC"), the Municipal Money Market Portfolio's administrator and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

     ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements and PNC Bank renders sub-advisory services to each of the Portfolios pursuant to separate Sub-Advisory Agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. The advisory agreements relating to the Money Market and Government Obligations Money market Portfolios are each dated August 16, 1988, and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."

     For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $4,174,375 IN ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $190,687 IN ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO AND $1,638,622 IN ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. DURING THE SAME YEAR, PIMC WAIVED $3,527,715 OF ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, 1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO AND 671,811

OF ADVISORY FEES WITH RESPECT TO GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $2,274,697 in advisory fees with respect to the Money Market Portfolio, $67,752 in advisory fees with respect to the Municipal Money Market Portfolio, $780,122 in advisory fees with respect to Government Obligations Money Market Portfolio. During the same year, PIMC waived $2,589,882 of advisory fees with respect to the Money Market Portfolio, $1,041,321 of advisory fees with respect to the Municipal Money Market Portfolio, $398,363 of advisory fees with respect to the Government Obligations Money Market Portfolio. For the year ended August 31, 1994, PIMC received (after waivers) $1,947,768 in advisory fees with respect to the Money Market Portfolio, $7,733 in advisory fees with respect to the Municipal Money Market Portfolio, $580,435 in advisory fees with respect to Government Obligations Money Market Portfolio. During the same year, PIMC waived $2,255,986 of advisory fees with respect to the Money Market Portfolio, $1,091,646 of advisory fees with respect to the Municipal Money Market Portfolio, $461,938 of advisory fees with respect to the Government Obligations Money Market
Portfolio.

     As required by various state regulations, PIMC will reimburse the Fund or a Portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1 1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

     Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

     Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

     The Advisory Contracts were each most recently approved with respect to the relevant Portfolio on July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by shareholders of each Portfolio at a special meeting held December 22, 1989, as adjourned. The Investment Advisory Agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned. The Sub-Advisory Agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.

     ADMINISTRATION AGREEMENT. PFPC serves as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (the "Administration Agreement"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

     The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or the Portfolio in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market Portfolio.

     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per

Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

     PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Bedford Classes pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Bedford Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Bedford Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed by third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

     PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

     DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Bedford Classes (collectively, the "Distribution Contracts"), and separate Plans of Distribution for each of the Bedford Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of each of the Bedford Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

     Each of the Plans as amended to reflect a change in the Fund's distributor in accordance with Rule 12b-1 was most recently approved for continuation, with respect to the relevant Bedford Class on July 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). Each of the Plans was approved by shareholders of each Bedford Class at a special meeting held December 22, 1989, as adjourned.

     Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Bedford Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Bedford Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.

     During the year ended August 31, 1996, the Fund paid distribution fees to the Fund's Distributor under the Plans for the Bedford Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio in the aggregate amounts of $5,826,142, $1,139,416 AND $1,091,847, respectively. Of those amounts $5,582,603,
$1,118,274 AND $1,072,131, respectively, was paid to dealers with whom the Distributor had entered into sales agreements, and $243,539, $21,142 and $19,716, respectively, was retained by the Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. During the same period, the Distributor waived no distribution fees for each of the Bedford Classes of the Money Market

Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio. The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his previous position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.


                             PORTFOLIO TRANSACTIONS

     Each of the Portfolios intends to purchase securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that each of the Money Market Portfolio and the Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because all Portfolios intend to purchase only securities with remaining maturities of one year or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

     Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

     Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

     The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

     Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES

     The Fund intends to use its best efforts to maintain the net asset value of each of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of a Portfolio. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 p.m. (Eastern Time) on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed on WEEKENDS AND New Year's Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS AS THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)) AS WELL AS VETERANS DAY AND COLUMBUS DAY.

     The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

     The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

     Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

     In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

     PERFORMANCE INFORMATION. Each of the Portfolios' current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

     The yield for the seven (7) day period ending August 31, 1996 for the Bedford Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio was 4.51%, 2.81% and 4.42%, respectively. The effective yield for the same period for the same Classes was 4.61%, 2.85% and 4.52%, respectively. The tax equivalent yield for the same period for the Bedford Class of the Municipal Money Market Portfolio was 4.24% (assuming an income tax rate of 28%).

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

     The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

     From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

     In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

     The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio and Government Obligations Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause either one of them to fail to satisfy the Asset Diversification Requirement.

     The Municipal Money Market Portfolio is designed to provide investors with current tax-exempt interest income. In order for the Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of such Portfolio must consist of exempt interest obligations. Exempt interest dividends distributed to shareholders by this Portfolio are not included in the shareholder's gross income for regular Federal income tax purposes.

     All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

     The Municipal Money Market Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

     Each of the Money Market Portfolio and Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

     Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although the Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

     While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or any net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

     Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinction between the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal tax rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

     If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on municipal obligations in the case of the Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

     The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class
E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed

Income), 50 million shares are classified as Class Z Common Stock (STRATEGIC GLOBAL Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK 50 million shares are classified as Class FF COMMON STOCK (N/I MICROCAP),50 million shares are classified as Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH Common Stock (N/I GROWTH & VALUE),
100 million shares are classified as Class II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as

Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class L Common Stock, Class M Common Stock, and Class N Common Stock constitute the Bedford Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

     The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, THE N/I FAMILY, THE BOSTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE
N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTERESTS IN ONE NON-MONEY MARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.

     The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

     COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in this

Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

PORTFOLIO                 NAME AND ADDRESS                       PERCENT OWNED
---------                 ----------------                       -------------

RBB Money Market          Luanne M. Garvey and Robert J.              12.7
Portfolio                 Garvey
(Class E)                 2729 Woodland Avenue
                          Trooper, PA 19403

                          HAROLD T. Erfer                             13.0
                          414 Charles Lane
                          Wynnewood, PA 19096

                          KAREN M. McElhinny and                      16.9
                          Contribution Account
                          4943 King Arthur Drive
                          Erie, PA 16506

                          JOHN Robert Estrada and                     16.5
                          Shirley Ann Estrada
                          1700 Raton Drive
                          Arlington, TX 76018

                          ERIC Levine and Linda & Howard              29.6
                          Levine
                          67 Lanes Pond Road
                          Howell, NJ 07731

RBB Municipal Money       William B. Pettus Trust                     11.4
Market Portfolio          Augustine W. Pettus Trust
(Class F)                 827 Winding Path Lane
                          St. Louis, MO 63021- 6635

                          SEYMOUR Fein                                88.6
                          P.O. Box 486
                          Tremont Post Office
                          Bronx, NY 10457- 0486

PORTFOLIO                 NAME AND ADDRESS                       PERCENT OWNED
---------                 ----------------                       -------------

CASH Preservation Money   Jewish Family and Children's                56.8
Market Portfolio          Agency of Philadelphia
(Class G)                 Capital Campaign
                          Attn: S. Ramm
                          1610 Spruce Street
                          Philadelphia, PA 19103

                          LYNDA R. Succ Trustee for in                12.3
                          Trust under The Lynda R. Campbell
                          Caring Trust
                          935 Rutger Street
                          St. Louis, MO 63104

                          THERESA M. PALMER                            6.8
                          5731 N. 4TH STREET
                          PHILADELPHIA, PA 19120

CASH Preservation         Kenneth Farwell and Valerie                 11.1
Municipal Money Market    Farwell Jt. Ten
Portfolio (Class H)       3854 Sullivan
                          St. Louis, MO 63107

                          GARY L. LANGE and                           10.4
                          SUSAN D. LANGE JTTEN
                          13 MUIRFIELD CT NORTH
                          ST. CHARLES, MO 63309

                          ANDREW DIEDERICH AND DORIS                   6.1
                          DIEDERICH
                          1003 LINDENMAN
                          DES PERES, MO 63131

                          MARCELLA L. HAUGH CARING TR DTD             15.3
                          8/12/91
                          40 PLAZA SQUARE
                          APT. 202
                          St. Louis, MO 63101

                          EMIL HUNTER AND MARY J. HUNTER               8.2
                          428 W. JEFFERSON
                          KIRKWOOD, MO 63122

PORTFOLIO                 NAME AND ADDRESS                       PERCENT OWNED
---------                 ----------------                       -------------

                          GWENDOYLN HAYNES                             5.2
                          2757 GEYER
                          ST. LOUIS, MO

                          SAVANNAH THOMAS Trust                        5.2
                          230 MADISON AVE.
                          ROCK HILL, MD 63119

SANSOM Street Money       Wasner & Co.                                16.6
Market Portfolio          FAO Paine Webber and Managed Assets
(Class I)                 Sundry Holdings
                          Attn:  Joe Domizio
                          200 Stevens Drive
                          Lester, PA  19113

                          SAXON and Co.                               74.8
                          FBO Paine Webber
                          P.O. Box 7780 1888
                          Philadelphia, PA  19182

                          ROBERTSON Stephens & Co.                     8.6
                          FBO Exclusive Benefit Investors
                          C/O ERIC MOORE
                          555 California STREET/NO. 2600
                          San Francisco, CA 94101

BRADFORD MUNICIPAL        J.C. BRADFORD & CO.                          100
MONEY (CLASS R)           330 COMMERCE STREET
                          NASHVILLE, TN  37201

BRADFORD GOVERNMENT       J.C. BRADFORD & CO.                          100
OBLIGATIONS MONEY         330 COMMERCE STREET
(CLASS S)                 NASHVILLE, TN  37201

BEA INTERNATIONAL EQUITY  BLUE CROSS & BLUE SHIELD OF                  5.1
(CLASS T)                 MASSACHUSETTS INC.
                          RETIREMENT Income TRUST
                          100 SUMMER STREET
                          BOSTON, MA 02310

                          INVEST COMM OF MAFCO HOLD INC. MT            5.0
                          625 MADISON AVE., 4TH FLOOR
                          NEW YORK, NY  10022

PORTFOLIO                 NAME AND ADDRESS                       PERCENT OWNED
---------                 ----------------                       -------------

BEA HIGH YIELD Portfolio  TEMPLE Inland Master Retirement Trust       10.2
(Class U)                 303 South Temple Drive
                          Diboll, TX  75941

                          GUENTER FULL TRST MICHELIN NORTH            16.7
                          AMERICA INC.
                          MASTER TRUST
                          P. O. BOX 19001
                          GREENVILLE, SC 29602-9001

                          FLOUR CORPORATION MASTER RETIREMENT TRUST    9.4
                          2383 MICHELSON DRIVE
                          IRVINE, CA 92730

                          C S FIRST BOSTON PENSION FUND               10.0
                          PARK AVENUE PLAZA, 34TH FLOOR
                          55 E. 52ND STREET
                          NEW YORK, NY  10055
                          ATTN:  STEVE MEDICI

                          SC JOHNSON & SON, INC. RETIREMENT PLAN      13.3
                          1525 HOWE STREET
                          RACINE, WI  53403

                          GCIV EMPLOYER RETIREMENT FUND                6.3
                          8650 FLAIR DRIVE
                          E. MONTE, CA  96731-3011

BEA Emerging Markets      Wachovia Bank North Carolina Trust          15.7
Equity Portfolio          for Carolina Power & Light
(Class V)                 Co. Supplemental Retirement Trust
                          301 N. Main Street
                          Winston-Salem, NC  27101

                          WACHOVIA BANK OF NORTH CAROLINA              5.4
                          AND FOR FLEMING COMPANIES INC.
                          TRST MASTER PENSION Trust
                          307 NORTH MAIN 3099 STREET
                          WINSTON, SALEM, NC 27150

                          HALL Family Foundation                      30.5
                          P.O. Box 419580
                          Kansas City, MO  64208

PORTFOLIO                 NAME AND ADDRESS                       PERCENT OWNED
---------                 ----------------                       -------------

                          ARKANSAS PUBLIC EMPLOYEES                   10.8
                          RETIREMENT SYSTEM
                          124 W. CAPITOL AVENUE
                          LITTLE ROCK, AR 72201

                          NORTHERN Trust                              12.9
                          Trustee for Pillsbury
                          P.O. Box 92956
                          Chicago, IL  60675

                          AMHERST H. Wilder Foundation                 5.9
                          919 Lafond Avenue
                          St. Paul, MN  55104

BEA US Core Equity        Bank of New York                            45.3
Portfolio (Class X)       Trust APU Buckeye Pipeline
                          One Wall Street
                          New York, NY  10286

                          WERNER & Pfleiderer Pension                  7.5
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446

                          WASHINGTON HEBREW CONGREGATION              11.1
                          3935 MACOMB ST. NW
                          WASHINGTON, DC 20016

                          SHAMUT BANK                                  6.3
                          TRST HOSPITAL ST. RAPHAEL
                          MALPRACTICE TR
                          ATTN: DCRF ACTIONS
                          P.O. BOX 92800
                          ROCHESTER, NY  14692-8900

BEA US Core Fixed Income  New England UFCW & Employers' Pension       24.5
Portfolio (Class Y)       Fund Board of Trustees
                          161 Forbes Road, Suite 201
                          Braintree, MA  02184

                          W.M. BURKE REHABILITATION                    5.4
                          HOSPITAL INC.
                          BURKE EMPLOYEES Pension PLAN
                          795 MAMARONECK AVENUE
                          WHITE PLAINS, NY  10605

PORTFOLIO                 NAME AND ADDRESS                       PERCENT OWNED
---------                 ----------------                       -------------

                          PATTERSON & Co.                              8.9
                          P.O. Box 7829
                          Philadelphia, PA  19102

                          MAC & CO                                     6.9
                          FAO 176-655
                          ROBF1766552
                          MUTUAL FUNDS OPERATIONS
                          P. O. BOX 3198
                          PITTSBURGH, PA 15230-3198

                          BANK OF NEW YORK                             9.6
                          TRST FENWAY PARTNERS MASTER TRUST
                          ONE WALL STREET, 12TH FLOOR
                          NEW YORK, NY 10286

                          CITIBANK NA                                 12.8
                          TRST CS FIRST BOSTON CORP EMP S/P
                          ATTN: SHEILA ADAMS
                          111 WALL STREET, 20TH FLOOR Z 1
                          NEW YORK, NY 10043

BEA Global Fixed Income   Sunkist Master Trust                        36.0
Portfolio (Class Z)       14130 Riverside Drive
                          Sherman Oaks, CA  91423

                          PATTERSON & CO.                             25.7
                          P. O. BOX 7829
                          PHILADELPHIA, PA 19101

                          KEY Trust Co. of Ohio                       20.8
                          FBO Eastern Enterp. Collective Inv. Trust
                          P.O. Box 901536
                          Cleveland, OH  44202- 1559

                          MARY E. MORTEN                               6.2
                          C/O CREDIT SUISSE NEW YORK
                          12 E. 49TH STREET, 40TH FLOOR
                          NEW YORK, NY  10017
                          ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund   William A. Marquard                         37.4
Portfolio (Class AA)      2199 Maysville Rd.
                          Carlisle, KY  40311

PORTFOLIO                 NAME AND ADDRESS                       PERCENT OWNED
---------                 ----------------                       -------------

                          ARNOLD Leon                                 12.5
                          c/o Fiduciary Trust Company
                          P.O. Box 3199
                          Church Street Station
                          New York, NY  10008

                          IRWIN Bard                                   6.2
                          1750 North East 183rd St. North
                          Miami Beach, FL  33160

                          MATTHEW M. SLOVES AND DIANE DECKER SLOVES    5.7
                          TENANTS IN COMMON
                          1304 STAGECOACH ROAD, S.E.
                          ALBUQUERQUE, NM  87123

N/I MICRO CAP FUND        CHARLES SCHWAB & CO. INC.                   15.8
(Class FF)                SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                          BENEFIT OF CUSTOMERS
                          ATTN: MUTUAL FUNDS
                          101 MONTGOMERY STREET
                          SAN FRANCISCO, CA 94101

                          CHASE MANHATTAN BANK                        27.1
                          TRST COLLINS GROUP TRUST
                          940 NEWPORT CENTER DRIVE
                          NEWPORT BEACH, CA 92660

                          CURRIE & CO.                                5.6
                          c/o FIDUCIARY TRUST CO. INTL
                          P. O. Box 3199
                          CHURCH STREET STATION
                          New York, NY 10008


N/I GROWTH FUND           CHARLES SCHWAB & CO. INC.                  21.2
(Class GG)                SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                          BENEFIT OF CUSTOMERS
                          ATTN: MUTUAL FUNDS
                          101 MONTGOMERY STREET
                          SAN FRANCISCO, CA 94101

PORTFOLIO                NAME AND ADDRESS                        PERCENT OWNED
---------                ----------------                        -------------

                         U S EQUITY INVESTMENT PORTFOLIO LP           18.7
                         C/O ASSET MANAGEMENT ADVISORS INC.
                         1001 N. US HWY
                         SUITE 800
                         JUPITER, FL 33447

                         BANK OF NEW YORK                              9.8
                         TRST SUNKIST GROWERS INC.
                         14130 RIVERSIDE DRIVE
                         SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE     CHARLES SCHWAB & CO. INC.                    24.4
FUND (CLASS HH)          SPECIAL CUSTODY ACCOUNT FOR THE
                         EXCLUSIVE BENEFIT OF CUSTOMERS
                         ATTN: MUTUAL FUNDS
                         101 MONTGOMERY STREET
                         SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott  JANNEY Montgomery Scott                       100
Money Market Portfolio   1801 Market Street
(Class JANNEY MONEY      Philadelphia, PA  19103-1675
MARKET)

Janney Montgomery Scott  JANNEY Montgomery Scott                       100
Municipal Money Market   1801 Market Street
Portfolio (Class JANNEY  Philadelphia, PA  19103-1675
MUNICIPAL MONEY MARKET)

Janney Montgomery Scott  JANNEY Montgomery Scott                       100
Government Obligations   1801 Market Street
Money Market Portfolio   Philadelphia, PA  19103-1675
(Class JANNEY GOVERNMENT
OBLIGATIONS MONEY)

Janney Montgomery Scott  JANNEY Montgomery Scott                       100
New York Municipal Money 1801 Market Street
Market Portfolio         Philadelphia, PA  19103-1675
(Class JANNEY N.Y.
MUNICIPAL MONEY)

     As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

     As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

     LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS

     The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

     AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

     The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

     Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated AA. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

     The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

     MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

     The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   -------------
CERTIFICATES OF DEPOSIT--12.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.500% 01/13/97 ........................        $50,000   $ 50,000,000
Mellon Bank
   5.540% 02/07/97 ........................         50,000     50,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.2%
Bank of Tokyo-Mitsubishi
   5.600% 11/04/96 ........................         25,000     25,000,000
Banque Nationale de Paris
   5.430% 09/30/96 ........................         50,000     50,000,392
Swedbank
   5.530% 09/12/96 ........................         30,000     30,000,090
   5.440% 11/06/96 ........................         75,000     75,001,356
                                                             ------------
                                                              180,001,838
                                                             ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $280,001,838) ................                   280,001,838
                                                             ------------
COMMERCIAL PAPER--56.1%
ASSET BACKED SECURITIES--5.8%
Corporate Receivables Corp.
   5.350% 11/21/96 ........................         25,000     24,699,063
   5.400% 01/15/97 ........................         25,800     25,273,680
Cxc, Inc.
   5.320% 11/20/96 ........................         30,000     29,645,333
Sigma Finance, Inc.
   5.420% 02/20/97 ........................         50,000     48,705,222
                                                             ------------
                                                              128,323,298
                                                             ------------
BANKS--2.3%
Chase Manhattan Corp.
   5.330% 01/10/97 ........................         25,000     24,515,118
National City Corp.
   5.270% 09/11/96 ........................         25,000     24,963,403
                                                             ------------
                                                               49,478,521
                                                             ------------


                                                  PAR
                                                 (000)        VALUE
                                                -------   -------------
CIGARETTES--3.0%
American Brands, Inc.
   5.300% 12/12/96 .....................        $21,000   $ 20,684,650
   5.290% 12/13/96 .....................         25,000     24,621,618
   5.480% 01/06/97 .....................         20,000     19,613,356
                                                          ------------
                                                            64,919,624
                                                          ------------
FINANCE SERVICES--1.7%
Countrywide Funding Corp.
   5.450% 10/18/96 .....................         38,000     37,729,619
                                                          ------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.3%
Newell Co.
   5.320% 09/12/96 .....................         50,000     49,918,722
                                                          ------------
PERSONAL CREDIT INSTITUTIONS--10.7%
BMW US Capital Corp.
   5.340% 09/09/96 .....................         33,196     33,156,607
   5.300% 09/16/96 .....................         50,000     49,889,583
Ford Motor Credit Corp.
   5.430% 10/22/96 .....................         50,000     49,615,375
   5.400% 12/12/96 .....................         50,000     49,235,000
General Motors Acceptance Corp.
   5.580% 12/26/96 .....................         30,000     29,460,600
   5.460% 02/12/97 .....................         25,000     24,378,167
                                                          ------------
                                                           235,735,332
                                                          ------------
PETROLEUM REFINING--1.1%
Repsol Int'l Finance B.V.
   5.370% 12/27/96 .....................         25,000     24,563,688
                                                          ------------
PHARMACEUTICAL PREPARATIONS--2.7%
American Home Products Corp.
   5.250% 09/03/96 .....................         60,000     59,982,500
                                                          ------------
SEARCH, DETECTION, NAVIGATION,
GUIDANCE AERONAUTIC SYSTEMS--4.5%
Raytheon Co.
   5.280% 09/17/96 .....................        100,000     99,765,333
                                                          ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)         VALUE
                                                   --------   --------------
SECURITY BROKERS & DEALERS--12.9%
Lehman Brothers Holdings Inc.
   5.500% 09/12/96 ..........................      $ 55,000   $   54,907,569
Merrill Lynch & Co. Canandian DCP
   5.500% 11/18/96 ..........................        50,000       49,404,167
Morgan Stanley Group, Inc.
   5.400% 09/23/96 ..........................        25,000       24,917,500
   5.300% 10/21/96 ..........................        50,000       49,631,945
   5.310% 12/13/96 ..........................        30,000       29,544,225
Nomura Holding America, Inc.
   5.510% 10/24/96 ..........................        25,000       24,797,201
   5.380% 11/14/96 ..........................        50,000       49,447,056
                                                              --------------
                                                                 282,649,663
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--9.1%
American Express Credit Corp.
   5.280% 09/05/96 ..........................       100,000       99,941,333
Sears Roebuck Acceptance Corp.
   5.310% 09/04/96 ..........................        50,000       49,977,875
   5.480% 10/31/96 ..........................        50,000       49,543,333
                                                              --------------
                                                                 199,462,541
                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,232,528,841) ................                  1,232,528,841
                                                              --------------
MUNICIPAL BONDS--5.4%
CALIFORNIA--0.9%
San Bernardino County California
   Certificate of Participation County
   Center Refinancing Project,
   Series 1995 (LOC Canadian
   Imperial Bank of Commerce)(DOUBLE DAGGER)
   5.650% 09/07/96 ..........................         7,800        7,800,000
Adventist Health Systems West
   Series 1988 (LOC-First Interstate
   Bank of California)(DAGGER)
   3.750% 09/04/96 ..........................        12,925       12,925,000
                                                              --------------
                                                                  20,725,000
                                                              --------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue
   (LOC Sun Bank, N.A.)(DOUBLE DAGGER)
   5.650% 09/05/96 ..........................         2,900        2,900,000
                                                              --------------


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority (Emory U.)(DOUBLE DAGGER)
   5.450% 09/04/96 ......................       $10,100   $10,100,000
                                                          -----------
ILLINOIS--0.8%
Barton Healthcare Taxable Revenue
   Bonds Series 1995 DN (LOC-
   American Nation Bank)(DAGGER)
   5.550% 09/04/96 ......................        12,455    12,455,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992
   (LOC-Societe Generale)(DOUBLE DAGGER)
   5.650% 09/04/96 ......................           600       600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville CORP Project)
   Series 1993-B (LOC-First National
   Bank of Chicago)(DOUBLE DAGGER)
   5.550% 09/04/96 ......................         4,400     4,400,000
                                                          -----------
                                                           17,455,000
                                                          -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (LOC-Societe Generale)
   VRDN(DAGGER)
   5.550% 09/04/96 ......................         4,200     4,200,000
                                                          -----------
MINNESOTA--0.2%
Fairview Hospital And Healthcare Services
   Taxable ADJ Convertible Extendable
   Securities Series 1994
   (MBIA Insurance) VRDN(DAGGER)
   5.550% 09/05/96 ......................         5,100     5,100,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, Mississippi
   (LOC-RaboBank Nederland)
   IDRB VRDN(DAGGER)
   5.450% 09/04/96 ......................         1,400     1,400,000
   5.450% 09/04/96 ......................         2,155     2,155,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                -------   -----------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   Taxable IDRB (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corporation Guaranty)
   (LOC-Sun Bank, N.A.) VRDN(DAGGER)
   5.550% 09/04/96 .....................        $14,000   $ 14,000,000
Mississippi Business Finance Corp.
   Taxable IDRB VRDN(DAGGER)
   5.450% 09/07/96 .....................          3,200      3,200,000
                                                          ------------
                                                            20,755,000
                                                          ------------
NEW YORK--0.6%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable Securities
   Series 1990  (LOC-Morgan
   Guaranty Trust Company) VRDN(DAGGER)
   5.500% 09/04/96 .....................         12,300     12,300,000
                                                          ------------
NORTH CAROLINA--0.6%
Community Health Systems, Inc.
   Taxable (LOC-First Union National
   Bank of North Carolina)
   Series 1991-A(DAGGER)
   5.700% 09/04/96 .....................            400        400,000
City of Ashville North Carolina
   (LOC-Wachovia Bank of N.C.)
   Tax Corp.(DAGGER)
   5.400% 09/04/96 .....................         12,700     12,700,000
                                                          ------------
                                                            13,100,000
                                                          ------------
TEXAS--0.7%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project
   Series 1990 (LOC-Citibank N.A.)
   VRDN(DAGGER)
   5.550% 09/04/96 .....................         14,800     14,800,000
                                                          ------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,435,000) .............                   121,435,000
                                                          ------------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ------------
REVENUE ANTICIPATION NOTES--0.3%
MANDATORY PUT BONDS--0.3%
Bremen, Inc. Tax Adjustable Notes
   (LOC-Society National Bank)
   5.500% 09/05/96 ........................        $ 6,000   $  6,000,000
                                                             ------------
     TOTAL REVENUE ANTICIPATION NOTES
       (Cost $6,000,000) ..................                     6,000,000
                                                             ------------
CORPORATE OBLIGATIONS--10.2%
BANKS--2.3%
Norwest Corp.(DAGGER)
   5.398% 09/28/96 ........................         50,000     50,000,000
                                                             ------------
PERSONAL CREDIT INSTITUTIONS--0.9%
General Motors Acceptance Corp.
   5.410% 09/01/96(DAGGER) ................          5,000      4,998,894
General Motors Acceptance Corp.
   7.900% 03/12/97 ........................         14,750     14,950,198
                                                             ------------
                                                               19,949,092
                                                             ------------
SECURITY BROKERS & DEALERS--7.0%
Bear Stearns & Co., Inc.
   5.290% 03/11/97 ........................         20,000     20,000,000
Goldman Sachs Group, LP
   5.711% 11/06/96(DAGGER) ................         53,000     53,000,000
Lehman Brothers Holdings Inc.
   5.600% 09/05/96(DAGGER) ................         50,000     50,000,000
Merrill Lynch & Co.
   5.000% 12/15/96 ........................          5,000      4,991,584
   5.120% 02/27/97 ........................         25,000     24,997,555
                                                             ------------
                                                              152,989,139
                                                             ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $222,938,231) ................                   222,938,231
                                                             ------------
AGENCY OBLIGATIONS--2.5%
Student Loan Marketing Association(DAGGER)
   5.390% 09/03/96 ........................         25,000     24,994,375
   5.410% 09/03/96 ........................         10,000     10,000,000
   5.420% 09/03/96 ........................         20,000     20,000,000
                                                             ------------
    TOTAL AGENCY OBLIGATIONS
       (Cost $54,994,375) .................                    54,994,375
                                                             ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   --------------
TIME DEPOSITS--12.6%
Bank of Tokyo-Mitsubishi
   5.375% 09/03/96 ..........................      $76,800   $   76,800,000
Dai-ichi Kangyo Bank
   5.406% 09/05/96 ..........................       50,000       50,000,000
First National Bank of Boston
   5.344% 09/05/96 ..........................       50,000       50,000,000
First Union National Bank of NC
   5.250% 09/03/96 ..........................      100,000      100,000,000
                                                             --------------
     TOTAL TIME DEPOSITS
       (Cost $276,800,000) ..................                   276,800,000
                                                             --------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $2,194,698,285*) ...................                 2,194,698,285
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .....................                     1,125,153
                                                             --------------
NET ASSETS (Applicable to
   1,109,351,734 Bedford shares,
   202,360 Cash Preservation shares,
   561,873,247 Janney Montgomery
   Scott shares, 61,412 RBB shares,
   524,367,399 Sansom Street shares
   and 800 other shares)--100.0% ............                $2,195,823,438
                                                             ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,195,823,438 (DIVIDE) 2,195,856,952) ..                         $1.00
                                                                      =====
*  Also cost for Federal income tax purposes
(DAGGER) Variable Rate Obigations -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ............................Variable Rate Demand Note
LOC ......................................Letter of Credit
IDR.........................Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)      VALUE
                                                -------   ----------
MUNICIPAL BONDS--99.8%
ALABAMA--0.7%
Alabama Special Care Facilities
   Authority St. Vincent's Daughters of
   Charity MB(AA, Aa)(DOUBLE DAGGER)
   4.000% 11/01/96 .......................      $ 1,735   $1,736,028
Livingston IDR Toin Corp USA Project
   DN / (Ind. Bank of Japan LOC)
   [A-1+, VMIG-1](DAGGER)
   4.150% 09/07/96 .......................        1,000    1,000,000
                                                          ----------
                                                           2,736,028
                                                          ----------
ALASKA--0.5%
Alaska Industrial Development & Export
   Authority RB Series 1984-5
   (LOC-Seattle First National Bank)
   DN [A-1](DAGGER)
   3.600% 09/07/96 .......................        2,045    2,045,000
                                                          ----------
ARIZONA--1.8%
Flagstaff IDA DN / (LOC-Wells Fargo)
   [A, A-1](DAGGER)
   3.550% 09/07/96 .......................        7,755    7,755,000
                                                          ----------
ARKANSAS--0.4%
Arkansas State Development Authority
   Health Care Facility Sisters of
   Mercy DN/ (ABM-AMRO Bank N.V. LOC)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .......................        1,700    1,700,000
                                                          ----------
CALIFORNIA--14.8%
California Pollution Control DN / (Society
   General LOC) [A-1+](DAGGER)
   3.150% 09/30/96 .......................        2,000    2,000,000
California Pollution Control Finance
   Authority (Pacific Gas & Electric Co.
   Project) Series 1996 C DN  (Bank of
   America LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................        8,200    8,200,000
Los Angeles County Housing Authority
   Malibu Meadows Project
   Series A DN (LOC- Sumitomo Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .......................        4,100    4,100,000


                                                         PAR
                                                        (000)       VALUE
                                                       -------   -----------
CALIFORNIA--(CONTINUED)
Los Angeles County
   Series 1996 A TRAN
   (Credit Suisse LOC) [SP-1+,
   MIG-1](DOUBLE DAGGER)
   4.500% 06/30/97 ..............................      $10,315   $10,371,569
Oakland (LOC- Natwest PLC) DN(DAGGER)
   3.750% 09/07/96 ..............................       11,600    11,600,000
San Bernardino County
   TRAN / (Landesbank Hessen-
   Thuringen LOC) [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        5,000     5,024,890
Southeast Resource Recovery Facility
   Authority Lease RB DN [A-1, VMIG-1](DAGGER)
   3.550% 09/07/96 ..............................        7,500     7,500,000
State of California 1996-97 RAN
   [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        7,000     7,029,519
State of California RAN Series C-5 /
   (Bank of America LOC) [A-1+, MIG]
   3.850% 09/07/96 ..............................        1,000     1,000,000
Washington Township Hospital District
   Alemeda County DN / (Ind. Bank of
   Japan LOC)(DAGGER)
   3.450% 09/07/96 ..............................        5,300     5,300,000
                                                                 -----------
                                                                  62,125,978
                                                                 -----------
COLORADO--1.8%
Colorado State General Fund Revenue
   Series 1996 A TRAN [SP-1+, MIG-1]
   4.500% 06/27/97 ..............................        5,000     5,025,623
Moffat County DN [A-1+, P-1](DAGGER)
   3.550% 09/07/96 ..............................        2,400     2,400,000
                                                                 -----------
                                                                   7,425,623
                                                                 -----------
CONNECTICUT--0.7%
Connecticut State of Special Assessment
   Unemployment Compensation
   Advance Fund Revenue (Connecticut
   Unemployment Project)
   Series 1993 C MB (FGIC Insurance)
   [A-1+, VMIG-1](DOUBLE DAGGER)
   3.900% 07/01/97 ..............................        3,000     3,000,000
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities Refunding
   (Delmarva Power & Light Project)
   Series 1993 C (Delmarva Power &
   Light Corporate Obligation)
   RB DN [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       $ 3,000   $ 3,000,000
                                                             -----------
FLORIDA--1.4%
Florida Housing Finance Agency
   DN / (Wells Fargo Bank LOC) [A-1](DAGGER)
   3.850% 09/30/96 .........................         3,000     3,000,000
Indian River County Hospital District
   Sunhealth Network MB / (Kredietbank
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.700% 10/08/96 .........................         3,000     3,000,000
                                                             -----------
                                                               6,000,000
                                                             -----------
GEORGIA--3.6%
Atlanta Urban Residential Finance
   Authority RB DN (Residential
   Construction -- Summerhill Project) /
   (First Union National Bank of North
   Carolina LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
Brunswick and Glynn Development
   Authority Sewage Facility RB DN for
   Georgia-Pacific Corp. Project
   (LOC-Commerce Bank)
   Series 1996 [Aa2](DAGGER)
   3.650% 09/07/96 .........................         3,000     3,000,000
Carrollton Payroll Development
   Authority Certificates RAN [Aa3]
   3.650% 09/07/96 .........................         6,000     6,000,000
Forsyth County IDA RB for American
   Boa, Inc. Project (LOC- Dresdner
   Bank A.G.) DN(DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
                                                             -----------
                                                              15,000,000
                                                             -----------


                                                    PAR
                                                   (000)      VALUE
                                                  -------  ------------
ILLINOIS--8.8%
Chicago O'Hare International Airport DN
   (American Airlines) Series C / (LOC-
   Royal Bank of Canada) [VMIG-1](DAGGER)
   3.750% 09/01/96 .......................       $ 1,200   $ 1,200,000
Health Facility Authority DN (Central
   Health Care and Northwest
   Community Hospital) / (Sumitomo
   Bank LOC) [VMIG-1](DAGGER)
   3.450% 09/07/96 .......................         1,545     1,545,000
Illinois Development Finance Authority
   CHS Acquisition Corp. Project DN /
   (ABM-AMRO Bank N.V. LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................         5,035     5,035,000
Illinois Development Finance Authority
   RB DN (Chicago Symphony
   Orchestra Project) / (Northern Trust
   LOC) [A-1, VMIG-1](DAGGER)
   3.500% 09/07/96 .......................         8,400     8,400,000
Illinois Health Facility Authority Carle
   Foundation Project DN / (Northern
   Trust LOC) [VMIG-1](DAGGER)
   3.550% 09/07/96 .......................         2,600     2,600,000
Illinois Housing Development Authority
   Multifamily Housing Bonds DN /
   (Landesbank Hessen-Thuringen LOC)
   [A-1+](DAGGER)
   3.500% 09/07/96 .......................         1,000     1,000,000
Illinois Housing Development Authority
   Series C-2  DN / (Society General LOC)
   [VMIG-1](DAGGER)
   3.450% 09/03/96 .......................         2,200     2,200,000
Illinois Student Loan Authority
   Community Student Loan RB DN /
   (Bank of America LOC) [VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         7,800     7,800,000
O'Hare International Airport Special
   Facility RB DN / (Society General
   LOC) [Aa2, VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         5,800     5,800,000
Southwestern Development Authority
   (Shell Oil Co. Wood River Project)
   Series 1995 MB [Aa2,
   VMIG-1](DOUBLE DAGGER)
   3.950% 09/01/96 .......................         1,375     1,375,000
                                                           -----------
                                                            36,955,000
                                                           -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                 -------    ----------
INDIANA--9.5%
Bremen IDA RB Series 1996 A
   Universal Bearings, Inc. Project
   Private Placement DN / (Society
   National Bank of Cleveland
   LOC)(DAGGER)
   3.800% 09/07/96 ........................      $ 5,000   $5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center I
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        2,900    2,900,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center II,
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        5,000    5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center III
   Project) / (LOC-Society National Bank of
   Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        4,500    4,500,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center IV
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        2,600    2,600,000
Indiana Health Facility Authority
   Daughters of Charity for St. Mary's
   Medical DN [AA, Aa](DAGGER)
   4.000% 11/01/96 ........................          840      840,497
La Porte County Economic Development
   RB DN (Pedcor Investments --
   Woodland Crossing) / (Federal Home
   Loan Bank LOC) [VMIG-1, Aaa](DAGGER)
   3.600% 09/07/96 ........................        2,000    2,000,000
Orleans Economic Development RB for
   Almana Limited Liability Co. Project
   Series 1995 (LOC-National Bank of
   Detroit) DN(DAGGER)
   3.650% 09/07/96 ........................        5,400    5,400,000
Portage, City of Economic Development
   RB DN (Breckenridge Apartments
   Project) / (Comerica Bank Detroit LOC)
   [A-1](DAGGER)
   3.650% 09/07/96 ........................        4,650    4,650,000


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
INDIANA--(CONTINUED)
South Bend Redevelopment Authority
   (College Football Hall of Fame
   Project) Series DN (Fuji Bank LOC)
   [VMIG-1](DAGGER)
   4.000% 09/07/96 ......................       $ 4,100   $ 4,100,000
Tippencanoe DN / (Bank of
   New York LOC) [Aa3, VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         3,000     3,000,000
                                                          -----------
                                                           39,990,497
                                                          -----------
IOWA--1.9%
Iowa Finance Authority
   IDA RB DN (Sauer-Sundstrand Co.
   Project) / (Bayerische LB Girozentrale
   LOC) [P-1](DAGGER)
   3.600% 09/07/96 ......................         4,000     4,000,000
Iowa Finance Authority Tax-Exempt
   Adjustable Mode IDA RB DN (Dixie
   Bedding Co. Project) Series 1995 /
   (Wachovia LOC) [Aa2](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
Osceola IDA RB (Babson Brothers Co.
   Projects) Series 1986 DN / (Bank of
   New York LOC) [VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         1,100     1,100,000
                                                          -----------
                                                            8,100,000
                                                          -----------
KANSAS--2.8%
Burlington PCR RB MB (Kansas City
   Power & Light  Company) /
   (Deutsche  Bank LOC)
   [A-1+, P-1](DOUBLE DAGGER)
   3.650% 10/10/96 ......................         2,000     2,000,000
Butler County Solid Waste Disposal
   Facilities RB DN [VMIG-1, A1](DAGGER)
   4.000% 09/07/96 ......................         2,000     2,000,000
Lawrence County Project IDA RB
   Series A RAM Co. Project /
   (Wachovia LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/05/96 ......................         2,125     2,125,000
Shawnee IDA RB Thrall Enterprises, Inc.
   Project DN (LOC-ABM-AMRO
   Bank N.V.)[A-1+](DAGGER)
   3.900% 09/07/96 ......................         5,700     5,700,000
                                                          -----------
                                                           11,825,000
                                                          -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                      PAR
                                                     (000)       VALUE
                                                    -------   -----------
KENTUCKY--5.5%
Clark County PCR RB MB
   (East Kentucky Power Cooperative,
   Inc.) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.400% 10/15/96 ..........................       $ 2,000   $ 2,000,000
Hopkinsville IDA RB Douglas Autotech
   Corp. Project Series 1995 DN /
   (Ind. Bank of Japan LOC) [A, A-1](DAGGER)
   4.150% 09/07/96 ..........................         7,700     7,700,000
Hopkinsville RB (American Precision
   Machinery) Series 1990 DN /
   (Mitsubishi Bank LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 ..........................         3,600     3,600,000
Maysville, City of Solid Waste Disposal
   Facilities RB MB [A-1, P-1](DOUBLE DAGGER)
   3.700% 09/12/96 ..........................        10,000    10,000,000
                                                              -----------
                                                               23,300,000
                                                              -----------
LOUISIANA--3.4%
Ascension Parish RB DN BASF
   Corp. [P-1, Aa3](DAGGER)
   3.550% 09/07/96 ..........................         2,800     2,800,000
East Baton Rouge Mortgage Finance
   Authority MB Single Family
   Mortgage Purchase Bonds /
   (FNMA LOC) [VMIG-1](DOUBLE DAGGER)
   3.400% 10/03/96 ..........................         2,910     2,910,000
East Baton Rouge Parish Pacific Corp.
   Project DN / (Ind. Bank of
   Japan LOC) [Aaa, VMIG-1](DAGGER)
   3.850% 09/07/96 ..........................         6,500     6,500,000
Saint Charles PCR Series 1991 Shell
   Oil Co. DN [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 ..........................         1,900     1,900,000
                                                              -----------
                                                               14,110,000
                                                              -----------
MARYLAND--3.2%
Howard County Bluffs at Clary's
   Forest Apartment Facility
   Series 1995 DN /
   (FNB Maryland LOC) [A-1](DAGGER)
   3.900% 09/07/96 ..........................         5,800     5,800,000


                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
MARYLAND--(CONTINUED)
Maryland State Community
   Development Adminstration
   Department Single Family Housing
   Bonds Project -- 2nd Series MB
   [VMIG-1](DOUBLE DAGGER)
   3.550% 10/01/96 ........................       $ 7,835   $ 7,835,000
                                                            -----------
                                                             13,635,000
                                                            -----------
MICHIGAN--0.6%
Michigan State Hospital Finance
   Authority Daughters of Charity MB
   [AA, Aa](DOUBLE DAGGER)
   4.000% 11/01/96 ........................           875       875,518
Michigan State Strategic Fund Limited
   Obligation RB DN / (Comerica Bank
   Detroit LOC) [A-1, P-1](DAGGER)
   3.650% 09/07/96 ........................           800       800,000
Northville IDA (Thrifty Northville Project)
   Series 1984 DN / (LOC-FNB Chicago)
   [P-1](DAGGER)
   3.525% 09/07/96 ........................         1,000     1,000,000
                                                            -----------
                                                              2,675,518
                                                            -----------
MISSOURI--3.3%
City of Berkeley IDA RB Exempt Facility
   DN (St. Louis Air Cargo Services, Inc.
   Project) / (LOC-Sumitomo Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         5,200     5,200,000
City of Kansas IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN / (Bank of New York
   LOC) [A-1](DAGGER)
   3.650% 09/07/96 ........................         1,100     1,100,000
Kansas City IDA Demand Exempt Facility
   RB (K.C. Air Cargo Services, Inc.
   Project) DN / (LOC-Mellon Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         7,600     7,600,000
                                                            -----------
                                                             13,900,000
                                                            -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
NEBRASKA--0.9%
Lancaster Sun-Husker Foods, Inc.
   Project DN / (Bank of Tokyo LOC)
   [A-1+](DAGGER)
   4.150% 09/07/96 .........................      $ 3,800   $ 3,800,000
                                                            -----------
NEVADA--0.9%
Clark County Airport System Subordinate
   Lien RB DN Series 1995 A-2 / (Toronto
   Dominion LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 .........................        1,680     1,680,000
Clark County IDA RB DN / (Swiss Bank
   LOC) [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 .........................        2,300     2,300,000
                                                            -----------
                                                              3,980,000
                                                            -----------
NEW HAMPSHIRE--4.8%
Health and Higher Education Facility
   Authority Veteran Hospital Assoc.
   DN Series 1985 E / (AMBAC
   Insurance) [A-1+](DAGGER)
   3.400% 09/07/96 .........................          200       200,000
New Hampshire Higher Education &
   Health Facility DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................          600       600,000
New Hampshire State Housing Finance
   Authority Multifamily RB Countryside
   Project DN / (General Electric Capital
   Corp. LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       14,700    14,700,000
New Hampshire State Housing Finance
   Authority Single Family Housing
   Bond MB / (FGIC Insurance)
   [VMIG-1](DOUBLE DAGGER)
   3.650% 01/15/97 .........................        4,500     4,500,000
                                                            -----------
                                                             20,000,000
                                                            -----------
NORTH CAROLINA--0.1%
Mecklenburg County Industrial Facility
   and Pollution Control Financing
   Authority (Edgcomb Metals Co.
   Project) Series 1984 DN / (Banque
   Nationale de Paris LOC)(DAGGER)
   3.500% 09/07/96 .........................          300       300,000
                                                            -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
NORTH DAKOTA--0.8%
North Dakota Housing Finance Agency
   Housing Finance Program Bonds
   Home Mortgage Finance Program
   DN / (FGIC Insurance) [VMIG-1](DAGGER)
   3.850% 04/03/97 ........................       $ 3,500   $ 3,500,000
                                                            -----------
OKLAHOMA--0.5%
Oklahoma Development Finance
   Authority Shawnee Funding Limited
   DN / (Bank of Nova Scotia LOC)(DAGGER)
   3.650% 09/07/96 ........................         2,000     2,000,000
                                                            -----------
PUERTO RICO--0.1%
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) DN /
   (LOC-Bank of Tokyo) [A-1](DAGGER)
   3.550% 09/07/96 ........................           600       600,000
                                                            -----------
RHODE ISLAND--0.5%
Rhode Island Housing & Mortgage
   Finance Corp. Convertible Home
   Ownership Opportunity Bonds
   Series 19 D MB / (Society General
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.550% 01/30/97 ........................         2,000     2,000,000
                                                            -----------
SOUTH CAROLINA--3.7%
Anderson County IDA RB for Culp, Inc.
   Project DN / (Wachovia LOC)(DAGGER)
   3.600% 09/07/96 ........................         6,580     6,580,000
Marlboro County Solid Waste Disposal
   Facilities RB DN (Willamette Industries,
   Inc. Project) Series 1995 (LOC-
   Deutsche Bank A.G.) [A-1](DAGGER)
   4.050% 09/07/96 ........................         9,000     9,000,000
                                                            -----------
                                                             15,580,000
                                                            -----------
TENNESSEE--2.5%
Memphis General Improvement DN /
   (LOC-West Deutsche Landesbank)
   [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 ........................         1,000     1,000,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
TENNESSEE--(CONTINUED)
Metropolitan Nashville Airport Authority,
   Airport Improvement Series 1993 RB
   DN / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/04/96 ......................       $ 1,100   $ 1,100,000
Montgomery County Public Building
   Authority County Loan Pool G.O. DN /
   (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 ......................         2,400     2,400,000
Oak Ridge Municipal Solid Waste
   Disposal Facility Bonds
   Series 1996 M4 Environmental
   Project DN / (Sunbank LOC)(DAGGER)
   3.650% 09/07/96 ......................         6,000     6,000,000
                                                          -----------
                                                           10,500,000
                                                          -----------
TEXAS--6.9%
Angelina and Neches River Authority
   Solid Waste Disposal RB MB
   [A-1, P-1](DOUBLE DAGGER)
   3.800% 10/11/96 ......................         5,300     5,300,000
Brazos River Harbor Navigation
   (Dow Chemical Co. Project)
   Series 1988 DN [P-1](DAGGER)
   3.700% 10/11/96 ......................         2,000     2,000,000
Harris County Health Facilities
   Development Corp. Hospital
   RB DN [A-1+](DAGGER)
   3.750% 09/01/96 ......................         7,200     7,200,000
San Antonio Housing Finance Corp.
   (Wellington Place Apartments)
   (LOC-Banc One) Series 1995
   A DN [A-1+, AA](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
State of Texas TAN [SP-1+, MIG]
   4.750% 08/29/97 ......................         7,000     7,053,017
Texas State Veterans Housing
   Authority MB(DOUBLE DAGGER)
   3.900% 11/06/96 ......................         4,000     4,000,000
Travis County Housing Finance
   Authority MB(DOUBLE DAGGER)
   4.000% 11/01/96 ......................           430       430,255
                                                          -----------
                                                           28,983,272
                                                          -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
UTAH--2.0%
Intermountain Power Agency Power
   Supply Refunding Series 1985 E (Spa-
   Bank of America) RB MB / (Morgan
   Guaranty LOC) [A-1, VMIG-1](DOUBLE DAGGER)
   3.930% 06/16/97 ..........................      $ 2,000   $2,000,000
Salt Lake Airport RB DN (LOC-Credit
   Suisse) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................        2,300    2,300,000
Utah State Board of Regents Student
   Loan Revenue Series C RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................        3,400    3,400,000
Utah State Board of Regents Student
   Loan Revenue Series L RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................          900      900,000
                                                             ----------
                                                              8,600,000
                                                             ----------
VERMONT--0.2%
Vermont Educational & Health Buildings
   Agency Hospital RB (AMBAC Insurance)
   DN [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................          855      855,000
                                                             ----------
VIRGINIA--5.7%
Alexandria IDA Adjustable Tender
   Resource Recovery (Alexandria/
   Arlington Waste-to-Energy Facility)
   Series 1986 A DN / (Swiss Bank LOC)
   [VMIG-1, A-1+](DAGGER)
   3.900% 09/01/96 ..........................          200      200,000
Alexandria Redevelopment & Housing
   Authority Multi-Family Housing
   Series A DN [A-1](DAGGER)
   3.550% 09/07/96 ..........................        3,100    3,100,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 B DN / (AMBAC
   Insurance ) [A-1+, VMIG-1](DAGGER)
   3.300% 09/07/96 ..........................        1,700    1,700,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN / (AMBAC
   Insurance) [VMIG-1, A-1+](DAGGER)
   3.450% 09/07/96 ..........................        2,500    2,500,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)      VALUE
                                                  -------  -----------
VIRGINIA--(CONTINUED)
Culpeper Town IDA Residential Care
   Facility RB DN / (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................      $  500   $ 500,000
Fairfax County IDA DN Series 1988 C /
   (LOC-Credit Suisse) [A-1+](DAGGER)
   3.650% 09/07/96 .........................         200     200,000
King George County IDA (Birchwood
   Power Partners, L.P. Project)
   Series 1995 DN / (Credit Suisse LOC)
   [A-1+](DAGGER)
   4.000% 09/07/96 .........................       1,300   1,300,000
Louisa County IDA Pooled Financing
   Series 1995 DN (LOC-Nations Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .........................       2,500   2,500,000
Lynchburg Hospital RB Federal Housing
   Authority Mid-Atlantic
   Series 1985 E DN / (AMBAC Insurance)
   [A-1](DAGGER)
   3.350% 09/07/96 .........................         800     800,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 C DN /
   (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................         500     500,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   (AMBAC Insurance) [VMIG-1](DAGGER)
   3.350% 09/07/96 .........................       7,900   7,900,000
Peninsula Port Authority Port Facility
   (Shell Coal and Terminal Co.)
   Series 1987 DN (AMBAC Insurance)
   [Aaa, A-1+](DAGGER)
   3.800% 09/01/96 .........................       1,000   1,000,000
Peninsula Port Authority Dominion
   Terminal Series 1987 D MB / (Barclays
   Bank LOC) [A1+, P-1](DOUBLE DAGGER)
   3.850% 09/01/96 .........................         800     800,000


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
VIRGINIA--(CONTINUED)
Peninsula Port IDA RB (Allied Signal, Inc.
Project) Series 1993 (Allied Signal
Corp. Obligation) DN [A-1](DAGGER)
3.650% 09/07/96 ............................       $ 1,000   $ 1,000,000
                                                             -----------
                                                              24,000,000
                                                             -----------
WASHINGTON--1.2%
Port of Seattle IDA DN (Alaska Airlines
   Project) / (Bank of NY LOC) [A-1](DAGGER)
   3.600% 09/07/96 .........................         4,580     4,580,000
Washington State Adjustable Rate G.O.
   Bonds DN / (Landesbank Hessen LOC)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/07/96 .........................           400       400,000
                                                             -----------
                                                               4,980,000
                                                             -----------
WEST VIRGINIA--2.5%
Grant County Municipal Solid Waste
   MB [VMIG-1](DOUBLE DAGGER)
   3.850% 09/10/96 .........................         5,000     5,000,000
Marshall County IDA US/Canada Project
   DN / (Harris Trust & Savings Bank
   LOC) [A-1+, AA-](DAGGER)
   3.650% 09/07/96 .........................         3,500     3,500,000
West Virginia Hospital Finance Authority
   Hospital RB DN (VHA Mid-Atlantic
   States, Inc. Capital Asset)
   (AMBAC Insurance) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           600     1,200,000
West Virginia Hospital Finance Authority
   Hospital RB DN (Mid-Atlantic
   Capital Finance Project) Series 1985
   C DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           700       700,000
                                                             -----------
                                                              10,400,000
                                                             -----------
WISCONSIN--1.1%
Carlton DN Wisconsin Power &
   Light Project [P-1](DAGGER)
   3.600% 09/07/96 .........................         4,800     4,800,000
                                                             -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996


                                                    VALUE
                                                ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $420,156,916*)                         $420,156,916

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2%                              731,430
                                                ------------
NET ASSETS (Applicable to
   202,009,609 Bedford shares
   129,398,582 Bradford shares
   115,765 Cash Preservation shares
   89,426,172 Janney Montgomery
   Scott shares, 5,143 RBB shares
   and 800 other shares)--100.0%                $420,888,346
                                                ============
NET ASSET VALUE, offering and
   redemption price per share
   ($420,888,346 (DIVIDE) 420,956,071)                 $1.00
                                                       =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1996 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER)  Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1996. These ratings have not been audited by the Independent Accountants, and, therefore, are not covered by the report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN.................................Bond Anticipation Note
DN.............................................Demand Note
GO.....................................General Obligations
LOC.......................................Letter of Credit
IDA.......................Industrial Development Authority
MB..........................................Municipal Bond
PCR..............................Pollution Control Revenue
RAN..............................Revenue Anticipation Note
RAW..........................Revenue Anticipation Warrants
RB............................................Revenue Bond
TAN..................................Tax Anticipation Note
TECP...........................Tax Exempt Commercial Paper
TRAN.....................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996


                                                          PAR
                                                         (000)       VALUE
                                                       --------   ------------
AGENCY OBLIGATIONS--53.8%
FEDERAL FARM CREDIT BANK--8.1%
   5.120% 09/04/96(DAGGER) .....................       $ 15,000   $ 14,998,280
   5.400% 04/01/97 .............................         30,000     29,977,099
                                                                  ------------
                                                                    44,975,379
                                                                  ------------
FEDERAL HOME LOAN BANK--8.1%
   5.277% 09/02/96(DAGGER) .....................         20,000     19,998,784
   5.238% 09/20/96(DAGGER) .....................         15,000     14,999,434
   5.560% 10/25/96 .............................         10,000      9,997,291
                                                                  ------------
                                                                    44,995,509
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--28.6%
   5.370% 09/03/96(DAGGER) .....................         10,000     10,000,000
   5.410% 09/03/96(DAGGER) .....................         10,000      9,994,465
   5.465% 09/03/96(DAGGER) .....................         10,000      9,999,787
   5.348% 09/06/96(DAGGER) .....................         20,000     19,992,305
   5.337% 09/17/96(DAGGER) .....................         20,000     19,990,167
   5.310% 10/18/96 .............................         15,000     14,996,237
   5.320% 11/21/96(DAGGER) .....................         25,000     24,992,910
   5.270% 11/26/96 .............................         20,000     19,748,211
   5.530% 01/10/97 .............................         15,000     14,698,154
   5.240% 01/15/97 .............................         15,000     14,703,067
                                                                  ------------
                                                                   159,115,303
                                                                  ------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER)--9.0%
   5.400% 09/03/96 .............................          9,000      8,998,786
   5.410% 09/03/96 .............................          5,000      5,000,000
   5.420% 09/03/96 .............................          5,000      4,999,414
   5.460% 09/03/96 .............................         15,000     14,996,128
   5.585% 09/03/96 .............................          3,850      3,851,055
   5.610% 09/03/96 .............................         12,100     12,105,327
                                                                  ------------
                                                                    49,950,710
                                                                  ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $299,036,901) .....................                   299,036,901
                                                                  ------------


                                                   PAR
                                                  (000)       VALUE
                                                 -------   ------------
U. S. TREASURY OBLIGATIONS--7.2%
U.S. TREASURY NOTES--7.2%
   6.875% 02/28/97 ......................        $20,000   $ 20,159,607
   6.875% 03/31/97 ......................         10,000     10,075,608
   6.500% 04/30/97 ......................         10,000     10,050,993
                                                           ------------
    TOTAL U. S. TREASURY
       OBLIGATIONS
       (Cost $40,286,208) ...............                    40,286,208
                                                           ------------
REPURCHASE AGREEMENTS--38.5%
Aubrey G. Lanston & Co. Inc.
   5.200% 09/03/96 ......................         92,000     92,000,000
     (Agreement dated 08/30/96 to be
     repurchased at $92,053,156,
     collateralized by $44,562,500
     U.S. Treasury Bond 6.25% due
     08/15/23 and collateralized by
     $47,439,700 U.S. Treasury
     Notes 7.75% to 8.50% due
     12/31/99 to 11/15/00. Market
     value of collateral is $92,002,200.)
Donaldson, Lufkin & Jenrette
   5.310% 09/03/96 ......................        102,200    102,200,000
     (Agreement dated 08/30/96 to be
     repurchased at $102,260,298,
     collateralized by $110,810,000
     Federal Home Loan Mortgage
     Corp. due 08/15/26
     Market  value of collateral is
     $105,270,608.)
Morgan Stanley & Co.
   5.270% 09/20/96 ......................         20,000     20,000,000
     (Agreement dated 08/22/96 to be
     repurchased at 20,084,906,
     collateralized by $25,860,948
     Federal Home Loan Mortgage
     Corp. 0% to 8.00% due 12/01/09 to
     06/15/35. Market value of collateral
     is $20,405,022.)
                                                           ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $214,200,000) ..............                   214,200,000
                                                           ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996



                                                 VALUE
                                              ------------

TOTAL INVESTMENTS AT VALUE--99.5%
   (COST $553,523,109*)..................     $553,523,109

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5%..................        3,023,896
                                              ------------
NET ASSETS (Applicable to
   192,603,016 Bedford shares,
   57,191,735 Bradford shares,
   306,763,729 Janney Montgomery
   Scott shares and 800 other
   shares)--100%.........................     $556,547,005
                                              ============
NET ASSET VALUE, offering and
   redemption price per share
   ($556,547,005 (DIVIDE) 556,559,280)...            $1.00
                                                     =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of August
         31, 1996 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

                                                                                                              GOVERNMENT
                                                                                              MUNICIPAL       OBLIGATIONS
                                                                           MONEY MARKET     MONEY MARKET      MONEY MARKET
                                                                             PORTFOLIO        PORTFOLIO        PORTFOLI0
                                                                           ------------     ------------     ------------
Investment Income
   Interest ..........................................................     $118,092,977      $15,900,230      $30,707,263
                                                                           ------------      -----------      -----------

Expenses
   Investment advisory fees ..........................................        7,702,090        1,409,660        2,310,433
   Administration fees ...............................................               --          428,209               --
   Distribution fees .................................................        9,304,376        2,427,986        3,236,194
   Service organization fees .........................................          471,499               --               --
   Directors' fees ...................................................           38,473            7,715           10,037
   Custodian fees ....................................................          345,973           88,191          102,930
   Transfer agent fees ...............................................        3,044,149          291,739          610,887
   Legal fees ........................................................           77,139           17,721           20,228
   Audit fees ........................................................           61,049           12,514           16,044
   Registration fees .................................................          434,000          192,999          134,940
   Insurance expense .................................................           43,932            9,056           11,658
   Printing fees .....................................................          426,220           72,100          107,852
   Miscellaneous .....................................................            1,884              387              499
                                                                           ------------      -----------      -----------
                                                                             21,950,784        4,958,277        6,561,702

   Less fees waived ..................................................       (3,543,632)      (1,236,642)        (671,811)
   Less expense reimbursement by advisor .............................         (342,158)         (17,576)        (406,954)
                                                                           ------------      -----------      -----------
        Total expenses ...............................................       18,064,994        3,704,059        5,482,937
                                                                           ------------      -----------      -----------
   Net investment income .............................................      100,027,983       12,196,171       25,224,326
                                                                           ------------      -----------      -----------
   Realized loss on investments ......................................          (12,987)            (674)         (10,995)
                                                                           ------------      -----------      -----------
   Net increase in net assets resulting from operations ..............     $100,014,996      $12,195,497      $25,213,331
                                                                           ============      ===========      ===========


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               MUNICIPAL MONEY
                                                     MONEY MARKET PORTFOLIO                    MARKET PORTFOLIO
                                               ----------------------------------     ---------------------------------
                                                    FOR THE           FOR THE             FOR THE           FOR THE
                                                   YEAR ENDED        YEAR ENDED          YEAR ENDED        YEAR ENDED
                                                AUGUST 31, 1996   AUGUST 31, 1995     AUGUST 31, 1996   AUGUST 31, 1995
                                                ---------------   ---------------     ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ......................   $  100,027,983    $   64,913,329       $ 12,196,171      $  9,691,756
  Net gain (loss) on investments .............          (12,987)          (18,463)              (674)            7,009
                                                 --------------    --------------       ------------      ------------
  Net increase in net assets resulting from
    operations ...............................      100,014,996        64,894,866         12,195,497         9,698,765
                                                 --------------    --------------       ------------      ------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares ...........................      (49,874,649)      (38,765,552)        (5,960,711)       (5,717,451)
    Bradford Shares ..........................               --                --         (3,611,114)       (3,266,535)
    Cash Preservation shares .................          (10,092)          (11,336)            (3,746)           (5,648)
    Janney Montgomery Scott shares ...........      (24,434,566)       (4,784,092)        (2,620,457)         (701,975)
    RBB shares ...............................           (2,630)           (2,530)              (143)             (147)
    Sansom Street shares .....................      (25,706,046)      (21,349,819)                --                --

Dividends to shareholders from net realized
  short-term gains:
    Bedford shares ...........................               --                --                 --                --
    Bradford shares ..........................               --                --                 --                --
    Janney Montgomery Scott shares ...........               --                --                 --                --
                                                 --------------    --------------       ------------      ------------
      Total distributions to shareholders ....     (100,027,983)      (64,913,329)       (12,196,171)       (9,691,756)
                                                 --------------    --------------       ------------      ------------
Net capital share transactions ...............      374,464,737       736,630,198         (1,864,843)      140,043,103
                                                 --------------    --------------       ------------      ------------
Total increase (decrease) in net assets ......      374,451,750       736,611,735         (1,865,517)      140,050,112

Net Assets:
  Beginning of year ..........................    1,821,371,688     1,084,759,953        422,753,863       282,703,751
                                                 --------------    --------------       ------------      ------------
  End of year ................................   $2,195,823,438    $1,821,371,688       $420,888,346      $422,753,863
                                                 ==============    ==============       ============      ============


                                                       GOVERNMENT OBLIGATIONS
                                                       MONEY MARKET PORTFOLIO
                                                 ---------------------------------
                                                     FOR THE           FOR THE
                                                    YEAR ENDED        YEAR ENDED
                                                 AUGUST 31, 1996   AUGUST 31, 1995
                                                 ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ......................    $ 25,224,326       $ 12,855,095
  Net gain (loss) on investments .............         (10,995)            41,241
                                                  ------------       ------------
  Net increase in net assets resulting from
    operations ...............................      25,213,331         12,896,336
                                                  ------------       ------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares ...........................      (8,829,111)        (7,551,189)
    Bradford Shares ..........................      (2,208,959)        (2,071,772)
    Cash Preservation shares .................              --                 --
    Janney Montgomery Scott shares ...........     (14,186,256)        (3,232,134)
    RBB shares ...............................              --                 --
    Sansom Street shares .....................              --                 --

Dividends to shareholders from net realized
  short-term gains:
    Bedford shares ...........................         (12,697)                --
    Bradford shares ..........................          (3,154)                --
    Janney Montgomery Scott shares ...........         (18,204)                --
                                                  ------------       ------------
      Total distributions to shareholders ....     (25,258,381)       (12,855,095)
                                                  ------------       ------------
Net capital share transactions ...............      44,099,699        306,300,108
                                                  ------------       ------------
Total increase (decrease) in net assets ......      44,054,649        306,341,349

Net Assets:
  Beginning of year ..........................     512,492,356        206,151,007
                                                  ------------       ------------
  End of year ................................    $556,547,005       $512,492,356
                                                  ============       ============


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                          MONEY MARKET PORTFOLIO
                                          --------------------------------------------------------------------------------------- -
                                              FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                          AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                          ---------------   ---------------   ---------------   ---------------   --------------- -

Net asset value,
  beginning of year.....................     $     1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                             ----------         --------          --------          --------          --------
Income from investment operations:
  Net investment income.................         0.0469           0.0486            0.0278            0.0243            0.0375
  Net gains on securities (both
    realized and unrealized) ...........             --               --                --                --            0.0007
                                             ----------         --------          --------          --------          --------
     Total from investment
      operations........................         0.0469           0.0486            0.0278            0.0243            0.0382
                                             ----------         --------          --------          --------          --------
Less distributions
  Dividends (from net investment
    income).............................        (0.0469)         (0.0486)          (0.0278)          (0.0243)          (0.0375)
  Distributions (from capital gains) ...             --               --                --                --           (0.0007)
                                             ----------         --------          --------          --------          --------
     Total distributions ...............        (0.0469)         (0.0486)          (0.0278)          (0.0243)          (0.0382)
                                             ----------         --------          --------          --------          --------
Net asset value, end of year ...........     $     1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                             ==========         ========          ========          ========          ========
Total Return............................          4.79%            4.97%             2.81%             2.46%             3.89%
Ratios /Supplemental Data
  Net assets, end of year (000) ........     $1,109,334         $935,821          $710,737          $782,153          $736,842
  Ratios of expenses to average
    net assets..........................         .97%(a)          .96%(a)           .95%(a)           .95%(a)           .95%(a)
  Ratios of net investment income
    to average net assets ..............          4.69%            4.86%             2.78%             2.43%             3.75%


                                                                       MUNICIPAL MONEY MARKET PORTFOLIO
                                           ---------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net asset value,
  beginning of year.....................       $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                               --------          --------          --------          --------          --------
Income from investment operations:
  Net investment income.................         0.0288            0.0297            0.0195            0.0195            0.0287
  Net gains on securities (both
    realized and unrealized) ...........             --                --                --                --                --
                                               --------          --------          --------          --------          --------
     Total from investment
      operations........................         0.0288            0.0297            0.0195            0.0195            0.0287
                                               --------          --------          --------          --------          --------
Less distributions
  Dividends (from net investment
    income).............................        (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
  Distributions (from capital gains) ...             --                --                --                --                --
                                               --------          --------          --------          --------          --------
     Total distributions ...............        (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
                                               --------          --------          --------          --------          --------
Net asset value, end of year ...........       $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                               ========          ========          ========          ========          ========
Total Return............................          2.92%             3.01%             1.97%             1.96%             2.90%
Ratios /Supplemental Data
  Net assets, end of year (000) ........       $201,940          $198,425          $182,480          $215,577          $176,950
  Ratios of expenses to average
    net assets..........................         .84%(a)           .82%(a)           .77%(a)           .77%(a)           .77%(a)
  Ratios of net investment income
    to average net assets ..............          2.88%             2.97%             1.95%             1.95%             2.87%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19% and 1.20% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.12%, 1.16% and 1.15% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                 GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                                 FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                                YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                             ---------------   ---------------   ---------------   ---------------   ---------------

Net asset value, beginning of year............   $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                                 --------          --------          --------          --------          --------
Income from investment operations:
  Net investment income.......................     0.0458            0.0475            0.0270            0.0231            0.0375
  Net gains on securities
    (both realized and unrealized)............         --                --                --                --            0.0009
                                                 --------          --------          --------          --------          --------
     Total from investment operations.........     0.0458            0.0475            0.0270            0.0231            0.0384
                                                 --------          --------          --------          --------          --------

Less distributions
  Dividends (from net investment income)......    (0.0458)          (0.0475)          (0.0270)          (0.0231)          (0.0375)
  Distributions (from capital gains)..........         --                --                --                --           (0.0009)
                                                 --------          --------          --------          --------          --------
     Total distributions......................    (0.0458)          (0.0475)          (0.0270)          (0.0231)          (0.0384)
                                                 --------          --------          --------          --------          --------
Net asset value, end of year..................   $   1.00          $   1.00          $ 1  .00          $   1.00          $   1.00
                                                 ========          ========          ========          ========          ========
Total Return..................................      4.68%             4.86%             2.73%             2.33%             3.91%
Ratios /Supplemental Data
  Net assets, end of year (000)...............   $192,599          $163,398          $166,418          $213,741          $225,101
  Ratios of expenses to average net assets.       .975%(a)          .975%(a)          .975%(a)          .975%(a)          .975%(a)
  Ratios of net investment income to average
    net assets................................      4.58%             4.75%             2.70%             2.31%             3.75%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses average net assets for the Government Obligations Money Market Portfolio would have been 1.10%, 1.13%, 1.17%, 1.18% and 1.12% for the years ended August 31, 1996, 1995,
     1994, 1993 and 1992, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, Janney Montgomery Scott Money Family, the n/i Family and the Bradford Family. The Bedford Family represents interests in four portfolios, three of which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the three portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market, the Municipal Money Market and the Government Obligations Money Market Portfolios.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on each of the three portfolio's average daily net assets:

            PORTFOLIO                            ANNUAL RATE
 ---------------------------     ---------------------------------------------
 Money Market and Government     .45% of first $250 million of net assets;
   Obligations Money Market      .40% of next $250 million of net assets
   Portfolios                    .35% of net assets in excess of $500 million.

 Municipal Money Market          .35% of first $250 million of net assets;
    Portfolio                    .30% of next $250 million of net assets;
                                 .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the three investment portfolios were as follows:

                                                                 GROSS                                       NET
                                                               ADVISORY                                   ADVISORY
                                                                  FEE                  WAIVER                FEE
                                                              ----------            -----------           ----------
     Money Market Portfolio                                   $7,702,090            $(3,527,715)          $4,174,375
     Municipal Money Market Portfolio                          1,409,660             (1,218,973)             190,687
     Government Obligations Money Market Portfolio             2,310,433               (671,811)           1,638,622

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the three investment portfolios were as follows:

                                                                 GROSS                                       NET
                                                            TRANSFER AGENCY                            TRANSFER AGENCY
                                                                  FEE                  WAIVER                FEE
                                                            ---------------          ----------        ---------------
Money Market Portfolio
     Bedford Class                                            $1,658,468              $     --           $1,658,468
     Cash Preservation Class                                       8,613                (7,971)                 642
     Janney Montgomery Scott Class                             1,045,385                    --            1,045,385
     RBB Class                                                     8,149                (7,946)                 203
     Sansom Street Class                                         323,534                    --              323,534
                                                              ----------              --------           ----------
       Total Money Market Portfolio                           $3,044,149              $(15,917)          $3,028,232
                                                              ==========              ========           ==========
Municipal Money Market Portfolio
     Bedford Class                                            $  104,373              $     --           $  104,373
     Bradford Class                                               59,772                    --               59,772
     Cash Preservation Class                                       8,783                (8,303)                 480
     Janney Montgomery Scott Class                               109,422                    --              109,422
     RBB Class                                                     9,389                (9,366)                  23
                                                              ----------              --------           ----------
       Total Municipal Money Market Portfolio                 $  291,739              $(17,669)          $  274,070
                                                              ==========              ========           ==========
Government Obligations Money Market Portfolio
     Bedford Class                                              $ 81,107              $     --           $   81,107
     Bradford Class                                               11,935                    --               11,935
     Janney Montgomery Scott Class                               517,845                    --              517,845
                                                              ----------              --------           ----------
       Total Government Obligations Money Market Portfolio    $  610,887              $     --           $  610,887
                                                              ==========              ========           ==========

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily assets. For the year ended August 31, 1996, the administration fee for the Municipal Money Market Portfolio was as follows:

                                                        ADMINISTRATION
                                                              FEE
                                                        --------------
   Municipal Money Market Portfolio                         $428,209

     The Fund, on behalf of each class of shares within the three investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the year ended August 31,1996, distribution fees for each class within the three investment Portfolios were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
    Money Market Portfolio
        Bedford Class                                                $5,826,142
        Cash Preservation Class                                             858
        Janney Montgomery Scott Class                                 3,161,043
        RBB Class                                                           226
        Sansom Street Class                                             316,107
                                                                     ----------
          Total Money Market Portfolio                               $9,304,376
                                                                     ==========
    Municipal Money Market Portfolio
        Bedford Class                                                $1,139,416
        Bradford Class                                                  723,264
        Cash Preservation Class                                             531
        Janney Montgomery Scott Class                                   564,754
        RBB Class                                                            21
                                                                     ----------
          Total Municipal Money Market Portfolio                     $2,427,986
                                                                     ==========
    Government Obligations Money Market Portfolio
        Bedford Class                                                $1,091,847
        Bradford Class                                                  275,120
        Janney Montgomery Scott Class                                 1,869,227
                                                                     ----------
          Total Government Obligations Money Market Portfolio        $3,236,194
                                                                     ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996, service organization fees were $471,499 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:


                                                   MONEY MARKET PORTFOLIO          MUNICIPAL MONEY MARKET PORTFOLIO
                                           -----------------------------------    ----------------------------------
                                               FOR THE             FOR THE            FOR THE            FOR THE
                                             YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                           AUGUST 31, 1996     AUGUST 31, 1995    AUGUST 31, 1996    AUGUST 31, 1995
                                           ---------------     ---------------    ---------------    ---------------
                                                VALUE               VALUE              VALUE              VALUE
                                           ---------------     ---------------    ---------------    ---------------
    Shares sold:
         Bedford Class                     $ 3,797,592,288     $ 2,966,911,277    $ 1,022,457,772    $ 1,104,088,188
         Bradford Class                                 --                  --        479,401,891        474,166,249
         Cash Preservation Class                   122,344              84,527            171,907            175,548
         Janney Montgomery Scott Class       2,359,936,867         855,058,809        408,374,271        208,067,881
         RBB Class                                 584,206              31,504             69,480              5,004
         Sansom Street Class                 2,191,596,362       1,864,628,110                 --                 --

     Shares issued in reinvestment
       of dividends:
         Bedford Class                          49,290,088          37,681,204          5,847,767          5,576,408
         Bradford Class                                 --                  --          3,506,714          3,126,860
         Cash Preservation Class                    10,084              11,226              3,515              5,478
         Janney Montgomery Scott Class          24,077,173           4,534,944          2,602,869            662,565
         RBB Class                                   2,625               2,500                143                146
         Sansom Street Class                    18,389,361          16,689,941                 --                 --

     Shares repurchased:
         Bedford Class                      (3,673,362,904)     (2,779,499,052)    (1,024,790,222)    (1,093,651,142)
         Bradford Class                                 --                  --       (464,445,579)      (466,448,018)
         Cash Preservation Class                  (165,733)            (91,268)          (220,929)          (220,601)
         Janney Montgomery Scott Class      (2,265,789,890)       (415,944,656)      (434,775,023)       (95,506,391)
         RBB Class                                (580,821)            (23,917)           (69,419)            (5,072)
         Sansom Street Class                (2,127,237,313)     (1,813,444,951)                --                 --
                                             -------------       -------------      -------------    ---------------
     Net increase (decrease)               $   374,464,737     $   736,630,198      $  (1,864,843)   $   140,043,103
                                           ===============     ===============      =============    ===============
     Bedford Shares authorized               1,500,000,000       1,500,000,000        500,000,000        500,000,000
                                           ===============     ===============      =============    ===============


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 3. CAPITAL SHARES (CONTINUED)

                                                    GOVERNMENT OBLIGATIONS
                                                    MONEY MARKET PORTFOLIO
                                               ---------------------------------
                                                   FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED
                                               AUGUST 31, 1996   AUGUST 31, 1995
                                               ---------------   ---------------
                                                    VALUE             VALUE
                                               ---------------   ---------------
      Shares sold:
           Bedford Class                       $   663,889,198    $ 461,728,190
           Bradford Class                          180,761,217      192,414,935
           Janney Montgomery Scott Class         1,160,250,876      533,143,649
      Shares issued in reinvestment
        of dividends:
           Bedford Class                             8,793,104        7,147,384
           Bradford Class                            2,158,629        2,029,050
           Janney Montgomery Scott Class            14,080,097        3,065,158
      Shares repurchased:
           Bedford Class                          (643,470,937)    (471,908,601)
           Bradford Class                         (172,234,746)    (187,671,346)
           Janney Montgomery Scott Class        (1,170,127,739)    (233,648,311)
                                               ---------------    -------------
      Net increase                             $    44,099,699    $ 306,300,108
                                               ===============    =============
      Bedford Shares authorized                    500,000,000      500,000,000
                                               ===============    =============

 NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                                                                                             GOVERNMENT
                                                                             MUNICIPAL       OBLIGATIONS
                                                         MONEY MARKET       MONEY MARKET     MONEY MARKET
                                                          PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                        --------------      ------------     ------------
    Capital paid-in:
         Bedford Class                                  $1,109,351,734      $202,009,609     $192,603,016
         Bradford Class                                             --       129,398,582       57,191,735
         Cash Preservation Class                               202,360           115,765               --
         Janney Montgomery Scott Class                     561,873,247        89,426,172      306,763,729
         RBB Class                                              61,412             5,143               --
         Sansom Street Class                               524,367,399                --               --
         Other Classes                                             800               800              800
      Accumulated net realized gain (loss)
       on investments:
         Bedford Class                                         (17,400)          (69,803)          (4,248)
         Bradford Class                                             --               339           (1,261)
         Cash Preservation Class                                    (3)                5               --
         Janney Montgomery Scott Class                          (7,821)            1,734           (6,766)
         RBB Class                                                  (1)               --               --
         Sansom Street Class                                    (8,289)               --               --
                                                        --------------      ------------     ------------
                                                        $2,195,823,438      $420,888,346     $556,547,005
                                                        ==============      ============     ============


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, capital loss carryovers were available to offset future realized gains as follows: $33,513 in the Money Market Portfolio of which of which $2,062 expires in 2002, $18,464 expires in 2003, $12,987 expires in 2004;
$67,725 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004; and $12,275 in the Government Obligations Money Market Portfolio which expires in 2004.

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott, RBB and Sansom Street. The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bradford, Cash Preservation, Janney Montgomery Scott and RBB. The Fund currently offers two other class of shares representing an interest in the Government Obligations Money Market Portfolio: Bradford and Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation Classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES

                                                                                                                     FOR THE PERIOD
                                                      FOR THE          FOR THE          FOR THE         FOR THE     JANUARY 10, 1992
                                                       YEAR             YEAR             YEAR            YEAR       (COMMENCEMENT OF
                                                      ENDED             ENDED            ENDED           ENDED       OPERATIONS) TO
                                                 AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                 ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, beginning of period ........     $   1.00        $   1.00          $   1.00        $   1.00         $   1.00
                                                     --------        --------          --------        --------         --------
   Income from investment operations:
      Net investment income ....................       0.0458          0.0475            0.0270          0.0231           0.0208
      Net gains on securities (both realized
        and unrealized) ........................           --              --                --              --           0.0009
                                                     --------        --------          --------        --------         --------
          Total from investment operations .....       0.0458          0.0475            0.0270          0.0231           0.0217
                                                     --------        --------          --------        --------         --------
   Less distributions
      Dividends (from net investment income) ...      (0.0458)        (0.0475)          (0.0270)        (0.0231)         (0.0208)
      Distributions (from capital gains)                   --              --                --              --          (0.0009)
                                                     --------        --------          --------        --------         --------
          Total distributions ..................      (0.0458)        (0.0475)          (0.0270)        (0.0231)         (0.0217)
                                                     --------        --------          --------        --------         --------
   Net asset value, end of period ..............     $   1.00        $   1.00          $   1.00        $   1.00         $   1.00
                                                     ========        ========          ========        ========         ========
   Total Return ................................        4.68%           4.86%             2.73%           2.33%          3.42%(b)
   Ratios /Supplemental Data
      Net assets, end of period (000) ..........     $ 57,190        $ 46,509          $ 39,732        $ 50,523         $ 42,477
      Ratios of expenses to average net assets .      .975%(a)        .975%(a)          .975%(a)        .975%(a)      .975%(a)(b)
      Ratios of net investment income to
        average net assets .....................        4.58%           4.75%             2.70%           2.31%          3.23%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1996, 1995, 1994, and 1993, respectively and 1.15% annualized for the period end August 31, 1992. (b) Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES

                                                                                                                    FOR THE PERIOD
                                                       FOR THE         FOR THE        FOR THE          FOR THE     JANUARY 10, 1992
                                                         YEAR           YEAR            YEAR             YEAR      (COMMENCEMENT OF
                                                        ENDED           ENDED           ENDED            ENDED      OPERATIONS) TO
                                                  AUGUST 31, 1996  AUGUST 31,1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                  ---------------  --------------  ---------------  ---------------  ---------------
   Net asset value, beginning of period .........     $   1.00        $   1.00         $   1.00         $  1.00         $  1.00
                                                      --------        --------         --------         -------         -------
   Income from investment operations:
      Net investment income .....................       0.0288          0.0297           0.0195          0.0195          0.0154
                                                      --------        --------         --------         -------         -------
          Total from investment operations ......       0.0288          0.0297           0.0195          0.0195          0.0154
                                                      --------        --------         --------         -------         -------
   Less distributions
      Dividends (from net investment income) ....      (0.0288)        (0.0297)         (0.0195)        (0.0195)        (0.0154)
                                                      --------        --------         --------         -------         -------
          Total distributions ...................      (0.0288)        (0.0297)         (0.0195)        (0.0195)        (0.0154)
                                                      --------        --------         --------         -------         -------
   Net asset value, end of period ...............     $   1.00        $   1.00         $   1.00         $  1.00         $  1.00
                                                      ========        ========         ========         =======         =======
   Total Return .................................        2.92%           3.01%            1.97%           1.96%         2.42%(b)
   Ratios /Supplemental Data
      Net assets, end of period (000) ...........     $129,399        $110,936         $100,089         $76,975         $69,586
      Ratios of expenses to average net assets ..       .84%(a)         .82%(a)          .77%(a)         .77%(a)      .77%(a)(b)
      Ratios of net investment income to
       average net assets .......................        2.88%           2.97%            1.95%           1.95%         2.40%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.

(b)  Annualized.


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                           MUNICIPAL MONEY              GOVERNMENT OBLIGATIONS
                                     MONEY MARKET PORTFOLIO               MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                               --------------------------------  --------------------------------  ---------------------------------
                                                  FOR THE PERIOD                   FOR THE PERIOD                     FOR THE PERIOD
                                   FOR THE       JUNE 12,  1995      FOR THE       JUNE 12,  1995     FOR THE         JUNE 12, 1995
                                     YEAR       (COMMENCEMENT OF       YEAR       (COMMENCEMENT OF      YEAR        (COMMENCEMENT OF
                                    ENDED        OPERATIONS) TO       ENDED        OPERATIONS) TO       ENDED        OPERATIONS) TO
                               AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1996  AUGUST 31, 1995
                               ---------------  ---------------  ---------------  ---------------  ---------------  ----------------
     Net asset value,
       beginning of period         $   1.00       $      1.00       $   1.00         $     1.00        $   1.00       $     1.00
                                   --------       -----------       --------         ----------        --------       ----------
     Income from investment
       operations:
         Net investment income       0.0465            0.0112         0.0278             0.0063          0.0456           0.0109
                                  ---------       -----------       --------         ----------        --------       ----------
         Total from investment
           operations                0.0465            0.0112         0.0278             0.0063          0.0456           0.0109
                                  ---------       -----------       --------         ----------        --------       ----------
     Less distributions
       Dividends (from net
        investment income)          (0.0465)          (0.0112)       (0.0278)           (0.0063)        (0.0456)         (0.0109)
                                  ---------       -----------       --------         ----------        --------       ----------
         Total distributions        (0.0465)          (0.0112)       (0.0278)           (0.0063)        (0.0456)         (0.0109)
                                  ---------       -----------       --------         ----------        --------       ----------
     Net asset value,
      end of period                $   1.00       $      1.00       $   1.00         $     1.00        $   1.00      $      1.00
                                   ========       ===========       ========         ==========        ========      ===========
     Total Return                     4.76%           5.30%(b)         2.81%            2.87%(b)          4.66%          5.03%(b)
     Ratios /Supplemental Data
       Net assets, end of
         period (000)              $561,865       $   443,645       $ 89,428         $  113,226        $306,757      $   302,585
       Ratios of expenses to
         average net assets         1.00%(a)       1.00%(a)(b)       0.94%(a)        1.00%(a)(b)        1.00%(a)      1.00%(a)(b)
       Ratios of net investment
         income to average
           net assets                 4.65%           5.04%(b)         2.78%            2.83%(b)          4.56%          4.91%(b)

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the year ended August 31, 1996 and 1.23% annualized for the period ended August 31, 1995. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.23% for the year ended August 31, 1996 and 1.30% annualized for the period ended August 31, 1995. For the Government Obligations Money Market Portfolio, the ratio of expenses to average net assets would have been 1.25% for the year ended August 31, 1996 and 1.28% annualized for the period ended August 31, 1995.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                                MONEY MARKET PORTFOLIO
                                                 -----------------------------------------------------------------------------------
                                                      FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                 ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value, beginning of year ..............    $   1.00        $   1.00          $   1.00         $   1.00        $   1.00
                                                     --------        --------          --------         --------        --------
Income from investment operations:
  Net investment income .........................      0.0518          0.0543            0.0334           0.0304          0.0435
  Net gains on securities (both realized
   and unrealized) ..............................          --              --                --               --          0.0007
                                                     --------        --------          --------         --------        --------
     Total from investment operations ...........      0.0518          0.0543            0.0334           0.0304          0.0442
                                                     --------        --------          --------         --------        --------
Less distributions
  Dividends (from net investment income) ........     (0.0518)        (0.0543)          (0.0334)         (0.0304)        (0.0435)
  Distributions (from capital gains) ............          --              --                --               --         (0.0007)
                                                     --------        --------          --------         --------        --------
     Total distributions ........................     (0.0518)        (0.0543)          (0.0334)         (0.0304)        (0.0442)
                                                     --------        --------          --------         --------        --------
Net asset value, end of year ....................    $   1.00        $   1.00          $   1.00         $   1.00        $   1.00
                                                     ========        ========          ========         ========        ========
Total Return ....................................       5.30%           5.57%             3.39%            3.08%           4.51%
Ratios /Supplemental Data
  Net assets, end of year .......................    $524,359        $441,614          $373,745         $190,794        $228,079
  Ratios of expenses to average net assets ......      .48%(a)         .39%(a)           .39%(a)          .34%(a)         .35%(a)
  Ratios of net investment income to average
   net assets ...................................       5.18%           5.43%             3.34%            3.04%           4.35%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60% and .61% for the years ended August 31, 1996, 1995, 1994,
     1993 and 1992, respectively.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



---------------------------------------------------
                    CONTENTS


                                               PAGE
Introduction ................................    2
Financial Highlights ........................    3
Investment Objectives and Policies ..........    5
Purchase and Redemption of Shares ...........    8
Management ..................................   12
Distribution of Shares ......................   14
Dividends and Distributions .................   15
Taxes .......................................   15
Description of Shares .......................   16
Other Information ...........................   17



INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Ballard Spahr Andrews & Ingersoll
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

                                    BEDFORD

                        MUNICIPAL MONEY MARKET PORTFOLIO
                                       of
                               The RBB Fund, Inc.



     The investment objective of the Municipal Money Market Portfolio is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. The Municipal Money Market Portfolio (the "Portfolio") seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax. The Bedford shares of the Municipal Money Market Portfolio are a class of shares (the "Class") of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. Shares of the Class ("Shares") are offered by this Prospectus and represent interests in such Portfolio.

     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank and Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Bank, or any other agency. Investment in Shares of the Fund involve investment risks, including the possible loss of principal.


     Counsellors Securities Inc. acts as distributor for the Fund, PNC Institutional Management Corporation serves as investment adviser for the Portfolio, PNC Bank, National Association serves as sub-adviser for the Portfolio and custodian for the Fund and PFPC Inc. serves as administrator to the Portfolio and transfer and dividend disbursing agent for the Fund.

     This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.




--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


PROSPECTUS                                                      December 3, 1996

INTRODUCTION
--------------------------------------------------------------------------------


     The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate nineteen separate investment portfolios. The Shares offered by this Prospectus represent interests in the Fund's Municipal Money Market Portfolio.


     The investment objective of the Municipal Money Market Portfolio (the "Portfolio") is to provide as high a level of current interest income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks to the Portfolio. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax, but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

     The Portfolio seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.


     The  Portfolio's   investment  adviser  is  PNC  Institutional   Management
Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser of the Portfolio and custodian for the Fund, and PFPC Inc. ("PFPC") serves as administrator to the Portfolio and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.


     An investor may purchase and redeem Shares through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

     An investment in the Portfolio is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." The Portfolio, to the extent set forth under "Investment Objectives and Policies," may engage in the purchase of securities on a "when-issued" basis and the purchase of stand-by commitments. These transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

     For more detailed information of how to purchase or redeem Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."

FEE TABLE

 ANNUAL FUND OPERATING EXPENSES (BEDFORD SHARES)
     AFTER EXPENSE REIMBURSEMENTS AND WAIVERS(2)

Management fees (after waivers)(1)                 .05%
12b-1 fees (after waivers)(1)                      .55
Other Expenses (after reimbursements)              .24
                                                  ----
Total Fund Operating Expenses
 (Bedford Shares) (after waivers
   and reimbursements)                             .84%
                                                  ----
                                                  ----


(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) Before ExpenseReimbursements andWaivers for the Bedford Municipal Money Market Portfolio, Management fees would be .33%, 12b-1 fees would be .55%; Other Expenses would be .24% and Total Fund Operating Expenses would be 1.12%.


Example*
                                      1 Year     3 Year      5 Years    10 Years
                                      ------     ------      -------    --------
An investor would pay the following
   expenses on a $1,000  investment,
   assuming (1) 5% annual return and
   (2) redemption at the end of each
   time period:                        $9         $27         $47        $104

* Other Classes of this Portfolio are sold with different fees and expenses.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Bedford Shares) After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in Shares will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Advisor," and "Distribution of Shares" below.) Expense figures are based on actual costs and fees charged to the class. The Fee Table reflects a voluntary waiver of "Management fees" for the Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of a Portfolio, such assumption will have the effect of lowering such Portfolio's overall expense ratio and increasing its yield to investors.


     From time to time the Class advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Class refers to the income generated by an investment in the Class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of the Class may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of the Class. This is done by increasing the yield of the Class (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate.

     The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Class are not reflected in the yield of the Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Class may differ from yields on shares of other classes of the Fund that also represent interests in the Portfolio depending on the allocation of expenses to each class of the Portfolio. See "Expenses."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The table below sets forth certain information concerning the investment results of the Bedford Class of the Municipal Money Market Portfolio for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1992 through August 31, 1996, are a part of the Fund's financial statements for the Portfolio which have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose current report thereon appears in the Statement of Additional Information along with the financial statements. The financial data for such Portfolio for the periods ended August 31, 1989, 1990 and 1991 are a part of previous financial statements audited by Coopers & Lybrand L.L.P. The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                               THE BEDFORD FAMILY

THE RBB FUND, INC. FINANCIAL HIGHLIGHTS (C)
     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                 Municipal Money Market Portfolio
                              -----------------------------------------------------------------------------------------------------
                                                                                                                 SEPTEMBER 30, 1988
                                FOR THE     FOR THE    FOR THE     FOR THE      FOR THE     FOR THE     FOR THE     (COMMENCEMENT OF
                              YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED    OPERATIONS) TO
                              AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,     AUGUST 31,
                               1996         1995        1994         1993        1992        1991         1990            1989

                             ---------    ---------   ---------    ---------   ---------   ---------     ---------     -----------
Net asset value,
   beginning of period       $    1.00     $   1.00    $   1.00    $   1.00    $    1.00   $   1.00    $    1.00     $ 1.00
                            ----------     --------    --------    --------     ---------  --------    ----------     ---------
Income from investment
   operations:
   Net investment income        0.0288       0.0297      0.0195      0.0195        0.0287    0.0431        0.0522        0.0513
   Net gains on securities
     both realized
     and unrealized)                --           --          --          --            --        --            --            --
                               -------     --------     -------     -------       -------    ------        ------        ------
       Total from investment
         operations             0.0288       0.0297      0.0195      0.0195        0.0287    0.0431        0.0522        0.0513
                            ----------     ---------  ---------   ---------     ---------   -------       -------        ------
Less distributions
   Dividends (from net
     investment income)        (0.0288)     (0.0297)    (0.0195)    (0.0195)      (0.0287)  (0.0431)      (0.0522)      (0.0513)
   Distributions (from
     capital gains)                 --           --          --          --            --        --            --            --
                             ---------     ---------   ---------     -------    ---------    ------     ---------        -------
       Total distributions     (0.0288)     (0.0297)    (0.0195)    (0.0195)      (0.0287)   (0.0431)     (0.0522)       (0.0513)
                             ---------     ---------   ---------   ---------     ---------   ---------  ---------        --------
Net asset value, end of
   period                   $     1.00     $   1.00     $   1.00    $   1.00    $    1.00    $   1.00    $   1.00        $    1.00
                            -----------    --------      --------   ---------   ---------    ---------  ---------        ---------
                            -----------    --------      --------   ---------   ---------    ---------  ---------        ---------
Total return                   2.92%         3.01%         1.97%      1.96%       2.90%        4.40%      5.35%           5.72%(b)
Ratios/Supplemental Data
   Net Assets, end of
     period (000)           $201,940       $198,425     $182,480    $215,577    $176,950     $215,140    $195,566        $ 85,806
   Ratios of expenses to
     average net assets      .84%(a)       .82%(a)       .77%(a)     .77%(a)     .77%(a)      .74%(a)     .75%(a)        .73%(a)(b)
   Ratios of net investment
     income to average
     net assets              2.88%          2.97%         1.95%       1.95%       2.87%        4.31%       5.22%            5.70%

(a) Without the waiver of advisory and administration fees, and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.12%, 1.14%, 1.12%, 1.16%, 1.15%, 1.13% and 1.14% for the years ended
     August 31, 1996, 1995, 1994, 1993, 1992, 1991 and 1990,  respectively,  and
     1.27% annualized for the period ended August 31, 1989.


(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the Portfolio.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------


     The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax and which meet certain ratings criteria and present minimal credit risks. See "Eligible Securities". During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is exempt from the regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest"), although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Interest").

     Municipal Obligations. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase securities that are unrated at the time of purchase provided that such securities are determined to be of comparable quality to eligible rated securities by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

     The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

     The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding one year, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law.
Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

     Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state,
(ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

     When-Issued Securities. The Portfolio may also purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     Tax-Exempt Derivative Securities. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

     Stand-by Commitments. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Eligible Securities. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include U.S. Government securities, securities that are rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") for such securities (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Corporation ("S&P"), or rated "Prime-1" or "Prime-2" by Moody's Investors Service, Inc. ("Moody's")) and securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

     Illiquid Securities. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Municipal Money Market Portfolio may not:

         1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation.

         2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

         3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

     In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

         1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

                               Purchase Procedures

     General. Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Shares through an account maintained by the investor with his brokerage firm (an "Account") and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Shares.


     All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of 4:00 p.m. Eastern Time on that Business Day but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.


     Purchases through an Account. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker. Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

     A broker may offer investors maintaining Accounts the ability to purchase Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker.

     If a broker makes special arrangements under which orders for Shares are received by PFPC prior to 12:00 noon Eastern Time and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

     Direct Purchases. An investor may also make direct investments in Shares at any time through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment by mail by fully completing and signing an application obtained from a Dealer (an "Application") and mailing it, together with a check payable to "Bedford Municipal Money Market" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

     Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank, National Association. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

     A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

     B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

         PNC Bank, N.A., Philadelphia, Pa.
         ABA-0310-0005-3.
         FROM: (name of investor)
         ACCOUNT NUMBER: (investor's account number with the Portfolio)
         AMOUNT: (amount to be invested)

     C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

     Retirement Plans. Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              Redemption Procedures

     Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

     Redemption of Shares in an Account. An investor who beneficially owns Shares may redeem Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such next Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     An investor's brokerage firm will also redeem each day a sufficient number of Shares to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     Redemption of Shares Owned Directly. A direct investor may redeem any number of Shares by sending a written request to Bedford Municipal Money Market, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, a signature guarantee is required. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 533-7719 to determine whether the entity that will guarantee the signature is an eligible guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.

     Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800) 533-7719 (in Delaware call collect (302) 791-1196). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. There is no minimum redemption for proceeds mailed by check; however, the maximum redemption for proceeds mailed by check is $25,000. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     The Fund's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (6) business days of the call; and maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     Redemption by Check. Upon request, the Fund will provide any direct investor and any investor who does not have checkwriting privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equaling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cashed at other banks.

     Additional Redemption Information. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

     The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in the Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

                                 Net Asset Value


     The net asset value per share of the Portfolio for the purpose of pricing purchase and redemption orders is determined twice each day once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). The FRB is currently closed on weekends and the same holidays as the NYSE is closed (except Christmas Day (observed)) as well as Martin Luther King,

Jr. Day, Veterans Day and Columbus Day. The Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of the Portfolio is determined independently of any of the Fund's other investment portfolios.


     The Fund seeks to maintain for the Portfolio a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

     With the approval of the Board of Directors, the Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

MANAGEMENT
--------------------------------------------------------------------------------

Board of Directors


     The business and affairs of the Fund and each investment portfolio of the Fund are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate nineteen separate investment portfolios.
The Municipal Money Market Portfolio is one of such portfolios.

Investment Adviser and Sub-Adviser

     PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for the Municipal Money Market Portfolio. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for the Portfolio. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company.

     As investment adviser to the Portfolio, PIMC manages the Portfolio and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolio, and maintains the Portfolio's financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into portfolio transactions for the Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


     For the services provided to and expenses assumed by it for the benefit of the Portfolio, PIMC is entitled to receive from the Portfolio a fee, computed daily and payable monthly, at an annual rate of .35% of the first $250 million of the Portfolio's average daily net assets, .30% of the next $250 million of the Portfolio's average daily net assets and .25% of the average daily net assets of the Portfolio in excess of $500 million. PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for the Portfolio.

     For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to the Portfolio (subject to certain adjustments). Such sub-advisory fees have no effect on the advisory fees payable by the Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administra-tive obligations under its advisory agreement with the Fund relating to the Portfolio. Any such arrangement would have no effect on the advisory fees payable by the Portfolio to PIMC.


     For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .05% of the average net assets of the Portfolio. For that same year, PIMC waived approximately .28% of investment advisory fees payable to it with respect to the Portfolio.


Administrator

     PFPC serves as the administrator for the Municipal Money Market Portfolio and generally assists the Portfolio in all aspects of its administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Portfolio.

Transfer Agent, Dividend Disbursing Agent and Custodian

     PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolio. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

Expenses

     The expenses of the Portfolio are deducted from the total income of the Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of the Fund, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to the class.

     The investment adviser has agreed to reimburse the Portfolio for the amount, if any, by which the total operating and management expenses of the Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

     The investment adviser may assume additional expenses of the Portfolio from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolio for such amounts prior to the end of a fiscal year. In such event, reimbursement of such amounts will have the effect of increasing the Portfolio's expense ratio and of decreasing yield to investors.

     For the Fund's fiscal year ended August 31, 1996, the Fund's total expenses were 1.12% of average net assets with respect to the Bedford Class of the
Municipal Money Market Portfolio (not taking into account waivers and reimbursements of .28%).


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors Inc., with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares pursuant to a distribution contract (the "Distribution Contract") with the Fund on behalf of the Class.

     The Board of Directors of the Fund approved and adopted the Distribution Contract and separate Plan of Distribution for the Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Contract, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .60% of the average daily net assets of the Class on an annualized basis in any year. Such compensation may be increased, up to the amount permitted in the Plan, with the approval of the Fund's Board of Directors. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to the Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under  the  Distribution   Contract  and  the  Plan,  the  Distributor  may
reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Contract. The Plan does not obligate the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     The Plan has been approved by the shareholders of the Class. Under the terms of Rule 12b-1, the Plan will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). The Plan may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the Class. The fee set forth above will be paid by the Fund on behalf of the Class to the Distributor unless and until the Plan is terminated or not renewed.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Municipal Money Market Portfolio to the Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by the Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

     The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as the Portfolio qualifies for this tax treatment, the Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. The Portfolio does not intend to make distributions that will be eligible for the corporate dividends received deduction.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

     The Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." Investors in the Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates, and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum tax liability. Although it does not currently intend to do so, the Portfolio may invest up to 100% of its net assets in such private activity bonds. Secondly, tax-exempt interest and "exempt interest dividends" derived from all other Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for alternative minimum tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments.

     The Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Ordinarily, shareholders will include all dividends declared by the Fund in income in the year of payment. However, dividends declared in October, November or December of any year, payable to shareholders of record on a specified date in such a month, will be deemed to have been received by the shareholders and paid by the Fund on December 31 of such year, if such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions with respect to the Municipal Money Market Portfolio prior to the end of each calendar year to avoid liability for Federal excise tax.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

     An investment in the Portfolio is not intended to constitute a balanced investment program. Shares of the Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

     Future  legislative  or  administrative  changes  or  court  decisions  may
materially   affect  the  tax   consequences  of  investing  in  the  Portfolio.
Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).


     The Fund offers multiple classes of shares in the Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BEDFORD SHARES OF THE MUNICIPAL MONEY MARKET PORTFOLIO AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO SUCH SHARES.

     Each share that represents an interest in the Portfolio has an equal proportionate interest in the assets belonging to the Portfolio with each other share that represents an interest in the Portfolio, even where a share has a different class designation than another share representing an interest in the Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     Holders of shares of the Portfolio will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Fund may elect all of the directors.


     As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


OTHER INFORMATION
--------------------------------------------------------------------------------

Reports and Inquiries

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect
(302) 791-1196).

                      (This Page Intentionally Left Blank.)

                    BEDFORD MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION


                  This Statement of Additional Information provides supplementary information pertaining to a class of shares (the "Class") of The RBB Fund, Inc. representing interests in the Municipal Money Market Portfolio (the "Portfolio"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Bedford Municipal Money Market Portfolio Prospectus of The RBB Fund, Inc, dated December 3, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.


                                    CONTENTS

                                                                      Prospectus
                                                         Page            Page
                                                         ----         ----------
General ..................................................2               2
Investment Objectives and Policies........................2               5
Directors and Officers....................................7              N/A
Investment Advisory, Distribution and
        Servicing Arrangements...........................10              12
Portfolio Transactions...................................15              N/A
Purchase and Redemption Information......................16               8
Valuation of Shares......................................17              12
Taxes   .................................................19              15
Additional Information Concerning
        Fund Shares......................................24              15
Miscellaneous............................................26              N/A
Financial Statements (Audited)..........................F-1              N/A
Appendix................................................A-1              N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL

                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to shares of the Class of common stock of the Fund (the "Shares") representing interests in the Municipal Money Market Portfolio of the Fund. The Shares are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Portfolio. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Portfolio has firm commitments outstanding, the Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When the Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. The Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. The Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities;
(2) securities that (a) are rated (at the time of purchase) by two more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's, or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or
(b) that are not unconditional, provided that the demand feature satisfies (2),
(3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations.

                  ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act") and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including municipal securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities, such as the PORTAL System sponsored by the NASD.

                  The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS.

                  The Portfolio may not:

                            (1) borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with any such borrowing and then in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the

Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                            (2) purchase securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;

                            (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                            (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                            (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                            (6) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                            (7) purchase or sell commodities or commodity contracts;

                            (8) invest in oil, gas or mineral exploration or development programs;

                            (9) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations;

                            (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                            (11) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lessor of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                            1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  In order to permit the sale of Shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of Shares in the state involved.


                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:

                                                     Principal Occupation
Name, Address and Age       Position with Fund       During Past Five Years
---------------------       ------------------       -----------------------

Arnold M. Reichman - 48*    Director                 Since 1986, Managing
466 Lexington Avenue                                 Director and Assistant
New York, NY  10017                                  Secretary, E.M. Warburg,
                                                     Pincus & Co., Inc.; Since
                                                     1990, Chief Executive
                                                     Officer and since 1991
                                                     Secretary, Counsellors
                                                     Securities Inc.; Officer
                                                     of various investment
                                                     companies advised by
                                                     Warburg, Pincus
                                                     Counsellors, Inc.

Robert Sablowsky - 58**     Director                 Since OCTOBER 1996, SENIOR
110 Wall Street                                      VICE PRESIDENT OF
New York, NY  10005                                  FAHNESTOCK & CO., INC.
                                                     1985 TO 1996, Executive
                                                     Vice President of
                                                     Gruntal & Co., Inc.,
                                                     Director, Gruntal & Co.,
                                                     Inc.

Francis J. McKay - 60       Director                 Since 1963, Executive
7701 Burholme Avenue                                 Vice President, Fox
Philadelphia, PA  19111                              Chase Cancer Center
                                                     (Biomedical research
                                                     and medical care).

Marvin E. Sternberg - 62    Director                 Since 1974, Chairman,
937 Mt. Pleasant Road                                Director and President,
Bryn Mawr, PA 19010                                  Moyco Industries, Inc.
                                                     (manufacturer of dental
                                                     supplies and precision
                                                     coated abrasives); Since
                                                     1968, Director and
                                                     President, Mart MMM, Inc.
                                                     (formerly Montgomeryville
                                                     Merchandise Mart, Inc.) and
                                                     Mart PMM, Inc. (formerly
                                                     Pennsauken Merchandise
                                                     Mart, Inc.) (shopping
                                                     centers); and Since 1975,
                                                     Director and Executive Vice
                                                     President, Cellucap Mfg.
                                                     Co., Inc. (manufacturer of
                                                     disposable headwear).

                                                     Principal Occupation
Name, Address and Age       Position with Fund       During Past Five Years
---------------------       ------------------       -----------------------

Julian A. Brodsky - 63      Director                 Director, and Vice Chairman
1234 Market Street                                   Comcast Corporation;
16th Floor                                           Director, Comcast
Philadelphia, PA 19107-                              Cablevision of Philadelphia
                 3723                                (cable television and
                                                     communications) and Nextel
                                                     (Wireless Communications).

Donald van Roden - 72       Director                 Self-employed
1200 Old Mill Lane                                   businessman.  From February
Wyomissing, PA  19610                                1980 to March 1987, Vice
                                                     Chairman, SmithKline
                                                     Beckman Corporation
                                                     (pharmaceuticals);
                                                     Director, AAA
                                                     Mid-Atlantic (auto
                                                     service); Director,
                                                     Keystone Insurance Co.

Edward J. Roach - 72        President and Treasurer  Certified Public
Suite 100                                            Accountant; Vice
Bellevue Park Corporate                              Chairman of the Board,
  Center                                             Fox Chase Cancer
400 Bellevue Parkway                                 Center; Trustee Emeritus,
                                                     Pennsylvania School for the
                                                     Deaf; Trustee Emeritus,
                                                     Immaculata College; Vice
                                                     President and Treasurer of
                                                     various investment
                                                     companies advised by PNC
                                                     Institutional Management
                                                     Corporation.

Morgan R. Jones - 57        Secretary                Chairman, the law firm of
1100 PNB Bank Building                               Drinker Biddle & Reath,
Broad and Chestnut Streets                           Philadelphia, Pennsylvania;
Philadelphia, PA 19107                               Director, Rocking Horse
                                                     Child Care Centers of
                                                     America, Inc.

-------------------------



     * Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.


     ** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.


     Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation FROM THE FUND IN THE FOLLOWING AMOUNTS:

               DIRECTORS                                   COMPENSATION
               ---------                                   ------------
         JULIAN A. BRODSKY                                    $12,520
         FRANCIS J. MCKAY                                      15,975
         MARVIN E. STERNBERG                                   16,725
         DONALD VAN RODEN                                      21,025

On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the Portfolio's sub-ADVISER and the Fund's custodian, PFPC Inc. ("PFPC"), the Portfolio's administrator and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.

          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to the Portfolio pursuant to an Investment Advisory Agreement dated April 21, 1993, and PNC Bank renders sub-advisory services to the Portfolio pursuant to a Sub-Advisory Agreement, dated August 16, 1988. The advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."


                  For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $190,687 ADVISORY FEES WITH RESPECT TO MUNICIPAL MONEY MARKET PORTFOLIO AND WAIVED $1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO UNDER ITS CONTRACT WITH THE FUND. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $67,752 in advisory fees with respect to the Municipal Money Market Portfolio and waived $1,041,321 of advisory fees with respect to the Municipal Money Market Portfolio under its contract with the Fund. For the year ended August 31, 1994, PIMC received (after waivers) $7,773 in advisory fees with respect to the Municipal Money Market Portfolio and waived $1,091,646 of advisory fees with respect to the Municipal Money Market Portfolio under its contract with the Fund.


                  As required by various state regulations, PIMC will reimburse the Fund or the Portfolio (as applicable) if and to the extent that the aggregate operating expenses of the Fund or the Portfolio exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1 1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to the Portfolio on an individual basis depends upon the particular regulations of such states.

                  The Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all the investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Contracts were each most recently approved on July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Investment Advisory Agreement was approved by shareholders of the Portfolio at a special meeting held June 10, 1992, as adjourned. The Sub-Advisory Agreement was approved by shareholders of the Portfolio at a special meeting held December 22, 1989, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.

                  ADMINISTRATION AGREEMENT. PFPC serves as the administrator to the Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (the "Administration Agreement.") PFPC has agreed to furnish to the Fund on behalf of the Portfolio statistical and research data, clerical, accounting and bookkeeping services and certain other services required by the Fund. In addition, PFPC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or the Portfolio in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Portfolio.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated April 10, 1991, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Portfolio
(b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio,
(d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Shares pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems Shares, (b) addresses and mails all communications by the Portfolio to record owners of Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of the classes of the Fund. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolio. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolio for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplement (the "Distribution Contract"), entered into by the Distributor and the Fund with respect to the Shares, and a Plan of Distribution for the Shares (the "Plan"), both of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute the Shares. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contract, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling Shares of the Portfolio based on a percentage of the amounts invested by their customers.

                  The Plan was most recently approved for continuation, as amended, by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors"), on July 10, 1996. The Plan was also approved by shareholders at a special meeting held December 22, 1989, as adjourned.

                  Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Shares under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Shares; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940
Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  During the year ended August 31, 1996, the Fund paid distribution fees to the Fund's Distributor under the Plan for the Bedford Class of the Municipal Money Market Portfolio in the aggregate amount of $1,139,416, of which amount $1,118,274 was paid to dealers with whom the Distributor had entered into sales agreements and $21,142 was retained by the Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. During the same year, the Distributor waived no distribution fees for the Bedford Class of the Municipal Money Market Portfolio. The Fund believes that the Plan may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plan by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his previous position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.


                             PORTFOLIO TRANSACTIONS


                  The Portfolio intends to purchase securities with remaining maturities of 397 calendar days or less, and may purchase variable rate securities with remaining maturities of 397 calendar day or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because the Portfolio intends to purchase only securities with remaining maturities of one year or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect the Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.

                  Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC

Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for the Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to the Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION


                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

                  Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES

                  The Fund intends to use its best efforts to maintain the net asset value of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by dividing the Portfolio's net assets by the number of outstanding shares of the Portfolio. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 p.m. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS AS THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)) AS WELL AS MARTIN LUTHER KING, JR., DAY VETERANS DAY AND COLUMBUS DAY.

                  The Fund calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments to those United States dollar-denominated instruments that PIMC determines are eligible securities and present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. The current and effective yields of Shares of the Class are computed using standardized methods required by the SEC. The annualized yield for Shares of the Class is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one Share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Shares purchased with dividends declared and all dividends declared on both the original Share and such additional Shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


                  The yield for the seven (7) day period ended August 31, 1996 for the Shares of the Class was 2.81%, and the effective yield for the same period was 2.85%. The tax equivalent yield for the same period for the Shares was 3.90% (assuming an income tax rate of 28%).

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of Shares of the Class will fluctuate, it cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which the Portfolio invests, are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether the Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yield of Shares of the Class may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of Shares of the Class may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES


                  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  The Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by the Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Municipal Money Market Portfolio is designed to provide investors with current tax-exempt interest income. In order for the Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of the Portfolio must consist of exempt interest obligations. Exempt interest dividends distributed to shareholders by the Portfolio are not included in the shareholder's gross income for regular Federal income tax purposes.

                  All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax, as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  The Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  The Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Portfolio is not deductible for income tax purposes if (as expected) the Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                  Distributions of net investment income received by the Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations) and any net realized short-term capital gains distributed by the Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although the Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of the Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by the Portfolio will be distributed and taxed to its shareholders.

                  While the Portfolio does not expect to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. The Portfolio will not have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by the Portfolio as capital gain dividends may not exceed the net capital gain of the Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Portfolio's taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions between capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in the taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on municipal obligations) to the extent of the Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Portfolio intends to distribute all of its taxable income currently, the Portfolio does not anticipate incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.


                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (STRATEGIC GLOBAL Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common Stock (N/I MICROCAP),50 million shares are classified as Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION

SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL
MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class M Common Stock constitute the Bedford Class. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, THE N/I FAMILY, THE BOSTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon

Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market ^ Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in ^ TEN non-money market portfolios; THE N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTEREST IN ONE NON-MONEY MARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the portfolio only if approved by the holders of a majority of the outstanding voting securities of the portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. Peter M. Mattoon, a partner in that firm, is a director of PNC Bank. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                  CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

RBB Money Market Portfolio             Luanne M. Garvey and Robert J. Garvey                         12.7
(Class E)                              2729 Woodland Avenue
                                       Trooper, PA  19403

                                       HAROLD T. Erfer                                               13.0
                                       414 Charles Lane
                                       Wynnewood, PA  19096

                                       KAREN M. McElhinny and Contribution Account                   16.9
                                       4943 King Arthur Drive
                                       Erie, PA  16506

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       JOHN Robert Estrada and                                       16.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX  76018

                                       ERIC Levine and Linda & Howard Levine                         29.6
                                       67 Lanes Pond Road
                                       Howell, NJ  07731

RBB Municipal Money Market             William B. Pettus Trust                                       11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO  63021- 6635

                                       SEYMOUR Fein                                                  88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY  10457- 0486

CASH Preservation Money Market         Jewish Family and Children's                                  56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA  19103

                                       LYNDA R. Succ Trustee for in Trust under                      12.3
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO  63104

                                       THERESA M. PALMER                                              6.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120

CASH Preservation Municipal Money      Kenneth Farwell and Valerie                                   11.1
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO  63107

                                       GARY L. LANGE and                                             10.4
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       ST. CHARLES, MO  63309

                                       ANDREW DIEDERICH AND DORIS DIEDERICH                           6.1
                                       1003 LINDENMAN
                                       DES PERES, MO 63131



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       MARCELLA L. HAUGH CARING TR DTD 8/12/91                       15.3
                                       40 PLAZA SQUARE
                                       APT. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                                 8.2
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122

                                       GWENDOYLN HAYNES                                               5.2
                                       2757 GEYER
                                       ST. LOUIS, MO

                                       SAVANNAH THOMAS Trust                                          5.2
                                       230 MADISON AVE.
                                       ROCK HILL, MD 63119

SANSOM Street Money Market Portfolio   Wasner & Co.                                                  16.6
(Class I)                              FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113

                                       SAXON and Co.                                                 74.8
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182

                                       ROBERTSON Stephens & Co.                                       8.6
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101

BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                            100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                            100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.                 5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT                              5.0
                                       625 MADISON AVE., 4TH FLOOR
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master Retirement Trust                         10.2
(Class U)                              303 South Temple Drive
                                       Diboll, TX  75941

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.                 16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                      9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730

                                       C S FIRST BOSTON PENSION FUND                                 10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI

                                       SC JOHNSON & SON, INC. RETIREMENT PLAN                        13.3
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND                                  6.3
                                       8650 FLAIR DRIVE
                                       E. MONTE, CA  96731-3011

BEA Emerging Markets Equity Portfolio  Wachovia Bank North Carolina Trust for Carolina               15.7
(Class V)                              Power & Light Co. Supplemental Retirement Trust
                                       301 N. Main Street
                                       Winston-Salem, NC  27101

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       WACHOVIA BANK OF NORTH CAROLINA                                5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                        30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES RETIREMENT SYSTEM                   10.8
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR 72201

                                       NORTHERN Trust                                                12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675

                                       AMHERST H. Wilder Foundation                                   5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

BEA US Core Equity Portfolio           Bank of New York                                              45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY  10286

                                       WERNER & Pfleiderer Pension                                    7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ  07446

                                       WASHINGTON HEBREW CONGREGATION                                11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                                    6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900

BEA US Core Fixed Income Portfolio     New England UFCW & Employers' Pension Fund Board              24.5
(Class Y)                              of Trustees
                                       161 Forbes Road, Suite 201
                                       Braintree, MA  02184

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       W.M. BURKE REHABILITATION                                      5.4
                                       HOSPITAL INC.
                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605

                                       PATTERSON & Co.                                                8.9
                                       P.O. Box 7829
                                       Philadelphia, PA  19102

                                       MAC & CO                                                       6.9
                                       FAO 176-655
                                       ROBF1766552
                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

                                       BANK OF NEW YORK                                               9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286

                                       CITIBANK NA                                                   12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income Portfolio      Sunkist Master Trust                                          36.0
(Class Z)                              14130 Riverside Drive
                                       Sherman Oaks, CA  91423

                                       PATTERSON & CO.                                               25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101

                                       KEY Trust Co. of Ohio                                         20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202- 1559

                                       MARY E. MORTEN                                                 6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017
                                       ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio      William A. Marquard                                           37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY  40311

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       ARNOLD Leon                                                   12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008

                                       IRWIN Bard                                                     6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                      5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123

N/I MICRO CAP FUND                     CHARLES SCHWAB & CO. INC.                                     15.8
(Class FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       CHASE MANHATTAN BANK                                          27.1
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                                   5.6
                                       c/o FIDUCIARY TRUST CO. INTL
                                       P. O. Box 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008

N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                     21.2
(CLASS GG)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       U S EQUITY INVESTMENT PORTFOLIO LP                            18.7
                                       C/O ASSET MANAGEMENT ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447

                                       BANK of New York                                               9.8
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE FUND (CLASS HH)   CHARLES SCHWAB & CO. INC.                                     24.4
                                       SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott Money Market   JANNEY Montgomery Scott                                        100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

Janney Montgomery Scott Municipal      JANNEY Montgomery Scott                                        100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
MARKET)

Janney Montgomery Scott Government     JANNEY Montgomery Scott                                        100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT               Philadelphia, PA  19103-1675
OBLIGATIONS MONEY)

Janney Montgomery Scott New York       JANNEY Montgomery Scott                                        100
Municipal Money Market Portfolio       1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)    Philadelphia, PA  19103-1675


                  As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                            AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                            AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

                            Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                            Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   -------------
CERTIFICATES OF DEPOSIT--12.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.500% 01/13/97 ........................        $50,000   $ 50,000,000
Mellon Bank
   5.540% 02/07/97 ........................         50,000     50,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.2%
Bank of Tokyo-Mitsubishi
   5.600% 11/04/96 ........................         25,000     25,000,000
Banque Nationale de Paris
   5.430% 09/30/96 ........................         50,000     50,000,392
Swedbank
   5.530% 09/12/96 ........................         30,000     30,000,090
   5.440% 11/06/96 ........................         75,000     75,001,356
                                                             ------------
                                                              180,001,838
                                                             ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $280,001,838) ................                   280,001,838
                                                             ------------
COMMERCIAL PAPER--56.1%
ASSET BACKED SECURITIES--5.8%
Corporate Receivables Corp.
   5.350% 11/21/96 ........................         25,000     24,699,063
   5.400% 01/15/97 ........................         25,800     25,273,680
Cxc, Inc.
   5.320% 11/20/96 ........................         30,000     29,645,333
Sigma Finance, Inc.
   5.420% 02/20/97 ........................         50,000     48,705,222
                                                             ------------
                                                              128,323,298
                                                             ------------
BANKS--2.3%
Chase Manhattan Corp.
   5.330% 01/10/97 ........................         25,000     24,515,118
National City Corp.
   5.270% 09/11/96 ........................         25,000     24,963,403
                                                             ------------
                                                               49,478,521
                                                             ------------


                                                  PAR
                                                 (000)        VALUE
                                                -------   -------------
CIGARETTES--3.0%
American Brands, Inc.
   5.300% 12/12/96 .....................        $21,000   $ 20,684,650
   5.290% 12/13/96 .....................         25,000     24,621,618
   5.480% 01/06/97 .....................         20,000     19,613,356
                                                          ------------
                                                            64,919,624
                                                          ------------
FINANCE SERVICES--1.7%
Countrywide Funding Corp.
   5.450% 10/18/96 .....................         38,000     37,729,619
                                                          ------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.3%
Newell Co.
   5.320% 09/12/96 .....................         50,000     49,918,722
                                                          ------------
PERSONAL CREDIT INSTITUTIONS--10.7%
BMW US Capital Corp.
   5.340% 09/09/96 .....................         33,196     33,156,607
   5.300% 09/16/96 .....................         50,000     49,889,583
Ford Motor Credit Corp.
   5.430% 10/22/96 .....................         50,000     49,615,375
   5.400% 12/12/96 .....................         50,000     49,235,000
General Motors Acceptance Corp.
   5.580% 12/26/96 .....................         30,000     29,460,600
   5.460% 02/12/97 .....................         25,000     24,378,167
                                                          ------------
                                                           235,735,332
                                                          ------------
PETROLEUM REFINING--1.1%
Repsol Int'l Finance B.V.
   5.370% 12/27/96 .....................         25,000     24,563,688
                                                          ------------
PHARMACEUTICAL PREPARATIONS--2.7%
American Home Products Corp.
   5.250% 09/03/96 .....................         60,000     59,982,500
                                                          ------------
SEARCH, DETECTION, NAVIGATION,
GUIDANCE AERONAUTIC SYSTEMS--4.5%
Raytheon Co.
   5.280% 09/17/96 .....................        100,000     99,765,333
                                                          ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)         VALUE
                                                   --------   --------------
SECURITY BROKERS & DEALERS--12.9%
Lehman Brothers Holdings Inc.
   5.500% 09/12/96 ..........................      $ 55,000   $   54,907,569
Merrill Lynch & Co. Canandian DCP
   5.500% 11/18/96 ..........................        50,000       49,404,167
Morgan Stanley Group, Inc.
   5.400% 09/23/96 ..........................        25,000       24,917,500
   5.300% 10/21/96 ..........................        50,000       49,631,945
   5.310% 12/13/96 ..........................        30,000       29,544,225
Nomura Holding America, Inc.
   5.510% 10/24/96 ..........................        25,000       24,797,201
   5.380% 11/14/96 ..........................        50,000       49,447,056
                                                              --------------
                                                                 282,649,663
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--9.1%
American Express Credit Corp.
   5.280% 09/05/96 ..........................       100,000       99,941,333
Sears Roebuck Acceptance Corp.
   5.310% 09/04/96 ..........................        50,000       49,977,875
   5.480% 10/31/96 ..........................        50,000       49,543,333
                                                              --------------
                                                                 199,462,541
                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,232,528,841) ................                  1,232,528,841
                                                              --------------
MUNICIPAL BONDS--5.4%
CALIFORNIA--0.9%
San Bernardino County California
   Certificate of Participation County
   Center Refinancing Project,
   Series 1995 (LOC Canadian
   Imperial Bank of Commerce)(DOUBLE DAGGER)
   5.650% 09/07/96 ..........................         7,800        7,800,000
Adventist Health Systems West
   Series 1988 (LOC-First Interstate
   Bank of California)(DAGGER)
   3.750% 09/04/96 ..........................        12,925       12,925,000
                                                              --------------
                                                                  20,725,000
                                                              --------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue
   (LOC Sun Bank, N.A.)(DOUBLE DAGGER)
   5.650% 09/05/96 ..........................         2,900        2,900,000
                                                              --------------


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority (Emory U.)(DOUBLE DAGGER)
   5.450% 09/04/96 ......................       $10,100   $10,100,000
                                                          -----------
ILLINOIS--0.8%
Barton Healthcare Taxable Revenue
   Bonds Series 1995 DN (LOC-
   American Nation Bank)(DAGGER)
   5.550% 09/04/96 ......................        12,455    12,455,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992
   (LOC-Societe Generale)(DOUBLE DAGGER)
   5.650% 09/04/96 ......................           600       600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville CORP Project)
   Series 1993-B (LOC-First National
   Bank of Chicago)(DOUBLE DAGGER)
   5.550% 09/04/96 ......................         4,400     4,400,000
                                                          -----------
                                                           17,455,000
                                                          -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (LOC-Societe Generale)
   VRDN(DAGGER)
   5.550% 09/04/96 ......................         4,200     4,200,000
                                                          -----------
MINNESOTA--0.2%
Fairview Hospital And Healthcare Services
   Taxable ADJ Convertible Extendable
   Securities Series 1994
   (MBIA Insurance) VRDN(DAGGER)
   5.550% 09/05/96 ......................         5,100     5,100,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, Mississippi
   (LOC-RaboBank Nederland)
   IDRB VRDN(DAGGER)
   5.450% 09/04/96 ......................         1,400     1,400,000
   5.450% 09/04/96 ......................         2,155     2,155,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                -------   -----------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   Taxable IDRB (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corporation Guaranty)
   (LOC-Sun Bank, N.A.) VRDN(DAGGER)
   5.550% 09/04/96 .....................        $14,000   $ 14,000,000
Mississippi Business Finance Corp.
   Taxable IDRB VRDN(DAGGER)
   5.450% 09/07/96 .....................          3,200      3,200,000
                                                          ------------
                                                            20,755,000
                                                          ------------
NEW YORK--0.6%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable Securities
   Series 1990  (LOC-Morgan
   Guaranty Trust Company) VRDN(DAGGER)
   5.500% 09/04/96 .....................         12,300     12,300,000
                                                          ------------
NORTH CAROLINA--0.6%
Community Health Systems, Inc.
   Taxable (LOC-First Union National
   Bank of North Carolina)
   Series 1991-A(DAGGER)
   5.700% 09/04/96 .....................            400        400,000
City of Ashville North Carolina
   (LOC-Wachovia Bank of N.C.)
   Tax Corp.(DAGGER)
   5.400% 09/04/96 .....................         12,700     12,700,000
                                                          ------------
                                                            13,100,000
                                                          ------------
TEXAS--0.7%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project
   Series 1990 (LOC-Citibank N.A.)
   VRDN(DAGGER)
   5.550% 09/04/96 .....................         14,800     14,800,000
                                                          ------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,435,000) .............                   121,435,000
                                                          ------------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ------------
REVENUE ANTICIPATION NOTES--0.3%
MANDATORY PUT BONDS--0.3%
Bremen, Inc. Tax Adjustable Notes
   (LOC-Society National Bank)
   5.500% 09/05/96 ........................        $ 6,000   $  6,000,000
                                                             ------------
     TOTAL REVENUE ANTICIPATION NOTES
       (Cost $6,000,000) ..................                     6,000,000
                                                             ------------
CORPORATE OBLIGATIONS--10.2%
BANKS--2.3%
Norwest Corp.(DAGGER)
   5.398% 09/28/96 ........................         50,000     50,000,000
                                                             ------------
PERSONAL CREDIT INSTITUTIONS--0.9%
General Motors Acceptance Corp.
   5.410% 09/01/96(DAGGER) ................          5,000      4,998,894
General Motors Acceptance Corp.
   7.900% 03/12/97 ........................         14,750     14,950,198
                                                             ------------
                                                               19,949,092
                                                             ------------
SECURITY BROKERS & DEALERS--7.0%
Bear Stearns & Co., Inc.
   5.290% 03/11/97 ........................         20,000     20,000,000
Goldman Sachs Group, LP
   5.711% 11/06/96(DAGGER) ................         53,000     53,000,000
Lehman Brothers Holdings Inc.
   5.600% 09/05/96(DAGGER) ................         50,000     50,000,000
Merrill Lynch & Co.
   5.000% 12/15/96 ........................          5,000      4,991,584
   5.120% 02/27/97 ........................         25,000     24,997,555
                                                             ------------
                                                              152,989,139
                                                             ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $222,938,231) ................                   222,938,231
                                                             ------------
AGENCY OBLIGATIONS--2.5%
Student Loan Marketing Association(DAGGER)
   5.390% 09/03/96 ........................         25,000     24,994,375
   5.410% 09/03/96 ........................         10,000     10,000,000
   5.420% 09/03/96 ........................         20,000     20,000,000
                                                             ------------
    TOTAL AGENCY OBLIGATIONS
       (Cost $54,994,375) .................                    54,994,375
                                                             ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   --------------
TIME DEPOSITS--12.6%
Bank of Tokyo-Mitsubishi
   5.375% 09/03/96 ..........................      $76,800   $   76,800,000
Dai-ichi Kangyo Bank
   5.406% 09/05/96 ..........................       50,000       50,000,000
First National Bank of Boston
   5.344% 09/05/96 ..........................       50,000       50,000,000
First Union National Bank of NC
   5.250% 09/03/96 ..........................      100,000      100,000,000
                                                             --------------
     TOTAL TIME DEPOSITS
       (Cost $276,800,000) ..................                   276,800,000
                                                             --------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $2,194,698,285*) ...................                 2,194,698,285
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .....................                     1,125,153
                                                             --------------
NET ASSETS (Applicable to
   1,109,351,734 Bedford shares,
   202,360 Cash Preservation shares,
   561,873,247 Janney Montgomery
   Scott shares, 61,412 RBB shares,
   524,367,399 Sansom Street shares
   and 800 other shares)--100.0% ............                $2,195,823,438
                                                             ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,195,823,438 (DIVIDE) 2,195,856,952) ..                         $1.00
                                                                      =====
*  Also cost for Federal income tax purposes
(DAGGER) Variable Rate Obigations -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ............................Variable Rate Demand Note
LOC ......................................Letter of Credit
IDR.........................Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)      VALUE
                                                -------   ----------
MUNICIPAL BONDS--99.8%
ALABAMA--0.7%
Alabama Special Care Facilities
   Authority St. Vincent's Daughters of
   Charity MB(AA, Aa)(DOUBLE DAGGER)
   4.000% 11/01/96 .......................      $ 1,735   $1,736,028
Livingston IDR Toin Corp USA Project
   DN / (Ind. Bank of Japan LOC)
   [A-1+, VMIG-1](DAGGER)
   4.150% 09/07/96 .......................        1,000    1,000,000
                                                          ----------
                                                           2,736,028
                                                          ----------
ALASKA--0.5%
Alaska Industrial Development & Export
   Authority RB Series 1984-5
   (LOC-Seattle First National Bank)
   DN [A-1](DAGGER)
   3.600% 09/07/96 .......................        2,045    2,045,000
                                                          ----------
ARIZONA--1.8%
Flagstaff IDA DN / (LOC-Wells Fargo)
   [A, A-1](DAGGER)
   3.550% 09/07/96 .......................        7,755    7,755,000
                                                          ----------
ARKANSAS--0.4%
Arkansas State Development Authority
   Health Care Facility Sisters of
   Mercy DN/ (ABM-AMRO Bank N.V. LOC)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .......................        1,700    1,700,000
                                                          ----------
CALIFORNIA--14.8%
California Pollution Control DN / (Society
   General LOC) [A-1+](DAGGER)
   3.150% 09/30/96 .......................        2,000    2,000,000
California Pollution Control Finance
   Authority (Pacific Gas & Electric Co.
   Project) Series 1996 C DN  (Bank of
   America LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................        8,200    8,200,000
Los Angeles County Housing Authority
   Malibu Meadows Project
   Series A DN (LOC- Sumitomo Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .......................        4,100    4,100,000


                                                         PAR
                                                        (000)       VALUE
                                                       -------   -----------
CALIFORNIA--(CONTINUED)
Los Angeles County
   Series 1996 A TRAN
   (Credit Suisse LOC) [SP-1+,
   MIG-1](DOUBLE DAGGER)
   4.500% 06/30/97 ..............................      $10,315   $10,371,569
Oakland (LOC- Natwest PLC) DN(DAGGER)
   3.750% 09/07/96 ..............................       11,600    11,600,000
San Bernardino County
   TRAN / (Landesbank Hessen-
   Thuringen LOC) [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        5,000     5,024,890
Southeast Resource Recovery Facility
   Authority Lease RB DN [A-1, VMIG-1](DAGGER)
   3.550% 09/07/96 ..............................        7,500     7,500,000
State of California 1996-97 RAN
   [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        7,000     7,029,519
State of California RAN Series C-5 /
   (Bank of America LOC) [A-1+, MIG]
   3.850% 09/07/96 ..............................        1,000     1,000,000
Washington Township Hospital District
   Alemeda County DN / (Ind. Bank of
   Japan LOC)(DAGGER)
   3.450% 09/07/96 ..............................        5,300     5,300,000
                                                                 -----------
                                                                  62,125,978
                                                                 -----------
COLORADO--1.8%
Colorado State General Fund Revenue
   Series 1996 A TRAN [SP-1+, MIG-1]
   4.500% 06/27/97 ..............................        5,000     5,025,623
Moffat County DN [A-1+, P-1](DAGGER)
   3.550% 09/07/96 ..............................        2,400     2,400,000
                                                                 -----------
                                                                   7,425,623
                                                                 -----------
CONNECTICUT--0.7%
Connecticut State of Special Assessment
   Unemployment Compensation
   Advance Fund Revenue (Connecticut
   Unemployment Project)
   Series 1993 C MB (FGIC Insurance)
   [A-1+, VMIG-1](DOUBLE DAGGER)
   3.900% 07/01/97 ..............................        3,000     3,000,000
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities Refunding
   (Delmarva Power & Light Project)
   Series 1993 C (Delmarva Power &
   Light Corporate Obligation)
   RB DN [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       $ 3,000   $ 3,000,000
                                                             -----------
FLORIDA--1.4%
Florida Housing Finance Agency
   DN / (Wells Fargo Bank LOC) [A-1](DAGGER)
   3.850% 09/30/96 .........................         3,000     3,000,000
Indian River County Hospital District
   Sunhealth Network MB / (Kredietbank
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.700% 10/08/96 .........................         3,000     3,000,000
                                                             -----------
                                                               6,000,000
                                                             -----------
GEORGIA--3.6%
Atlanta Urban Residential Finance
   Authority RB DN (Residential
   Construction -- Summerhill Project) /
   (First Union National Bank of North
   Carolina LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
Brunswick and Glynn Development
   Authority Sewage Facility RB DN for
   Georgia-Pacific Corp. Project
   (LOC-Commerce Bank)
   Series 1996 [Aa2](DAGGER)
   3.650% 09/07/96 .........................         3,000     3,000,000
Carrollton Payroll Development
   Authority Certificates RAN [Aa3]
   3.650% 09/07/96 .........................         6,000     6,000,000
Forsyth County IDA RB for American
   Boa, Inc. Project (LOC- Dresdner
   Bank A.G.) DN(DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
                                                             -----------
                                                              15,000,000
                                                             -----------


                                                    PAR
                                                   (000)      VALUE
                                                  -------  ------------
ILLINOIS--8.8%
Chicago O'Hare International Airport DN
   (American Airlines) Series C / (LOC-
   Royal Bank of Canada) [VMIG-1](DAGGER)
   3.750% 09/01/96 .......................       $ 1,200   $ 1,200,000
Health Facility Authority DN (Central
   Health Care and Northwest
   Community Hospital) / (Sumitomo
   Bank LOC) [VMIG-1](DAGGER)
   3.450% 09/07/96 .......................         1,545     1,545,000
Illinois Development Finance Authority
   CHS Acquisition Corp. Project DN /
   (ABM-AMRO Bank N.V. LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................         5,035     5,035,000
Illinois Development Finance Authority
   RB DN (Chicago Symphony
   Orchestra Project) / (Northern Trust
   LOC) [A-1, VMIG-1](DAGGER)
   3.500% 09/07/96 .......................         8,400     8,400,000
Illinois Health Facility Authority Carle
   Foundation Project DN / (Northern
   Trust LOC) [VMIG-1](DAGGER)
   3.550% 09/07/96 .......................         2,600     2,600,000
Illinois Housing Development Authority
   Multifamily Housing Bonds DN /
   (Landesbank Hessen-Thuringen LOC)
   [A-1+](DAGGER)
   3.500% 09/07/96 .......................         1,000     1,000,000
Illinois Housing Development Authority
   Series C-2  DN / (Society General LOC)
   [VMIG-1](DAGGER)
   3.450% 09/03/96 .......................         2,200     2,200,000
Illinois Student Loan Authority
   Community Student Loan RB DN /
   (Bank of America LOC) [VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         7,800     7,800,000
O'Hare International Airport Special
   Facility RB DN / (Society General
   LOC) [Aa2, VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         5,800     5,800,000
Southwestern Development Authority
   (Shell Oil Co. Wood River Project)
   Series 1995 MB [Aa2,
   VMIG-1](DOUBLE DAGGER)
   3.950% 09/01/96 .......................         1,375     1,375,000
                                                           -----------
                                                            36,955,000
                                                           -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                 -------    ----------
INDIANA--9.5%
Bremen IDA RB Series 1996 A
   Universal Bearings, Inc. Project
   Private Placement DN / (Society
   National Bank of Cleveland
   LOC)(DAGGER)
   3.800% 09/07/96 ........................      $ 5,000   $5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center I
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        2,900    2,900,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center II,
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        5,000    5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center III
   Project) / (LOC-Society National Bank of
   Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        4,500    4,500,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center IV
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        2,600    2,600,000
Indiana Health Facility Authority
   Daughters of Charity for St. Mary's
   Medical DN [AA, Aa](DAGGER)
   4.000% 11/01/96 ........................          840      840,497
La Porte County Economic Development
   RB DN (Pedcor Investments --
   Woodland Crossing) / (Federal Home
   Loan Bank LOC) [VMIG-1, Aaa](DAGGER)
   3.600% 09/07/96 ........................        2,000    2,000,000
Orleans Economic Development RB for
   Almana Limited Liability Co. Project
   Series 1995 (LOC-National Bank of
   Detroit) DN(DAGGER)
   3.650% 09/07/96 ........................        5,400    5,400,000
Portage, City of Economic Development
   RB DN (Breckenridge Apartments
   Project) / (Comerica Bank Detroit LOC)
   [A-1](DAGGER)
   3.650% 09/07/96 ........................        4,650    4,650,000


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
INDIANA--(CONTINUED)
South Bend Redevelopment Authority
   (College Football Hall of Fame
   Project) Series DN (Fuji Bank LOC)
   [VMIG-1](DAGGER)
   4.000% 09/07/96 ......................       $ 4,100   $ 4,100,000
Tippencanoe DN / (Bank of
   New York LOC) [Aa3, VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         3,000     3,000,000
                                                          -----------
                                                           39,990,497
                                                          -----------
IOWA--1.9%
Iowa Finance Authority
   IDA RB DN (Sauer-Sundstrand Co.
   Project) / (Bayerische LB Girozentrale
   LOC) [P-1](DAGGER)
   3.600% 09/07/96 ......................         4,000     4,000,000
Iowa Finance Authority Tax-Exempt
   Adjustable Mode IDA RB DN (Dixie
   Bedding Co. Project) Series 1995 /
   (Wachovia LOC) [Aa2](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
Osceola IDA RB (Babson Brothers Co.
   Projects) Series 1986 DN / (Bank of
   New York LOC) [VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         1,100     1,100,000
                                                          -----------
                                                            8,100,000
                                                          -----------
KANSAS--2.8%
Burlington PCR RB MB (Kansas City
   Power & Light  Company) /
   (Deutsche  Bank LOC)
   [A-1+, P-1](DOUBLE DAGGER)
   3.650% 10/10/96 ......................         2,000     2,000,000
Butler County Solid Waste Disposal
   Facilities RB DN [VMIG-1, A1](DAGGER)
   4.000% 09/07/96 ......................         2,000     2,000,000
Lawrence County Project IDA RB
   Series A RAM Co. Project /
   (Wachovia LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/05/96 ......................         2,125     2,125,000
Shawnee IDA RB Thrall Enterprises, Inc.
   Project DN (LOC-ABM-AMRO
   Bank N.V.)[A-1+](DAGGER)
   3.900% 09/07/96 ......................         5,700     5,700,000
                                                          -----------
                                                           11,825,000
                                                          -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                      PAR
                                                     (000)       VALUE
                                                    -------   -----------
KENTUCKY--5.5%
Clark County PCR RB MB
   (East Kentucky Power Cooperative,
   Inc.) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.400% 10/15/96 ..........................       $ 2,000   $ 2,000,000
Hopkinsville IDA RB Douglas Autotech
   Corp. Project Series 1995 DN /
   (Ind. Bank of Japan LOC) [A, A-1](DAGGER)
   4.150% 09/07/96 ..........................         7,700     7,700,000
Hopkinsville RB (American Precision
   Machinery) Series 1990 DN /
   (Mitsubishi Bank LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 ..........................         3,600     3,600,000
Maysville, City of Solid Waste Disposal
   Facilities RB MB [A-1, P-1](DOUBLE DAGGER)
   3.700% 09/12/96 ..........................        10,000    10,000,000
                                                              -----------
                                                               23,300,000
                                                              -----------
LOUISIANA--3.4%
Ascension Parish RB DN BASF
   Corp. [P-1, Aa3](DAGGER)
   3.550% 09/07/96 ..........................         2,800     2,800,000
East Baton Rouge Mortgage Finance
   Authority MB Single Family
   Mortgage Purchase Bonds /
   (FNMA LOC) [VMIG-1](DOUBLE DAGGER)
   3.400% 10/03/96 ..........................         2,910     2,910,000
East Baton Rouge Parish Pacific Corp.
   Project DN / (Ind. Bank of
   Japan LOC) [Aaa, VMIG-1](DAGGER)
   3.850% 09/07/96 ..........................         6,500     6,500,000
Saint Charles PCR Series 1991 Shell
   Oil Co. DN [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 ..........................         1,900     1,900,000
                                                              -----------
                                                               14,110,000
                                                              -----------
MARYLAND--3.2%
Howard County Bluffs at Clary's
   Forest Apartment Facility
   Series 1995 DN /
   (FNB Maryland LOC) [A-1](DAGGER)
   3.900% 09/07/96 ..........................         5,800     5,800,000


                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
MARYLAND--(CONTINUED)
Maryland State Community
   Development Adminstration
   Department Single Family Housing
   Bonds Project -- 2nd Series MB
   [VMIG-1](DOUBLE DAGGER)
   3.550% 10/01/96 ........................       $ 7,835   $ 7,835,000
                                                            -----------
                                                             13,635,000
                                                            -----------
MICHIGAN--0.6%
Michigan State Hospital Finance
   Authority Daughters of Charity MB
   [AA, Aa](DOUBLE DAGGER)
   4.000% 11/01/96 ........................           875       875,518
Michigan State Strategic Fund Limited
   Obligation RB DN / (Comerica Bank
   Detroit LOC) [A-1, P-1](DAGGER)
   3.650% 09/07/96 ........................           800       800,000
Northville IDA (Thrifty Northville Project)
   Series 1984 DN / (LOC-FNB Chicago)
   [P-1](DAGGER)
   3.525% 09/07/96 ........................         1,000     1,000,000
                                                            -----------
                                                              2,675,518
                                                            -----------
MISSOURI--3.3%
City of Berkeley IDA RB Exempt Facility
   DN (St. Louis Air Cargo Services, Inc.
   Project) / (LOC-Sumitomo Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         5,200     5,200,000
City of Kansas IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN / (Bank of New York
   LOC) [A-1](DAGGER)
   3.650% 09/07/96 ........................         1,100     1,100,000
Kansas City IDA Demand Exempt Facility
   RB (K.C. Air Cargo Services, Inc.
   Project) DN / (LOC-Mellon Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         7,600     7,600,000
                                                            -----------
                                                             13,900,000
                                                            -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
NEBRASKA--0.9%
Lancaster Sun-Husker Foods, Inc.
   Project DN / (Bank of Tokyo LOC)
   [A-1+](DAGGER)
   4.150% 09/07/96 .........................      $ 3,800   $ 3,800,000
                                                            -----------
NEVADA--0.9%
Clark County Airport System Subordinate
   Lien RB DN Series 1995 A-2 / (Toronto
   Dominion LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 .........................        1,680     1,680,000
Clark County IDA RB DN / (Swiss Bank
   LOC) [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 .........................        2,300     2,300,000
                                                            -----------
                                                              3,980,000
                                                            -----------
NEW HAMPSHIRE--4.8%
Health and Higher Education Facility
   Authority Veteran Hospital Assoc.
   DN Series 1985 E / (AMBAC
   Insurance) [A-1+](DAGGER)
   3.400% 09/07/96 .........................          200       200,000
New Hampshire Higher Education &
   Health Facility DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................          600       600,000
New Hampshire State Housing Finance
   Authority Multifamily RB Countryside
   Project DN / (General Electric Capital
   Corp. LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       14,700    14,700,000
New Hampshire State Housing Finance
   Authority Single Family Housing
   Bond MB / (FGIC Insurance)
   [VMIG-1](DOUBLE DAGGER)
   3.650% 01/15/97 .........................        4,500     4,500,000
                                                            -----------
                                                             20,000,000
                                                            -----------
NORTH CAROLINA--0.1%
Mecklenburg County Industrial Facility
   and Pollution Control Financing
   Authority (Edgcomb Metals Co.
   Project) Series 1984 DN / (Banque
   Nationale de Paris LOC)(DAGGER)
   3.500% 09/07/96 .........................          300       300,000
                                                            -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
NORTH DAKOTA--0.8%
North Dakota Housing Finance Agency
   Housing Finance Program Bonds
   Home Mortgage Finance Program
   DN / (FGIC Insurance) [VMIG-1](DAGGER)
   3.850% 04/03/97 ........................       $ 3,500   $ 3,500,000
                                                            -----------
OKLAHOMA--0.5%
Oklahoma Development Finance
   Authority Shawnee Funding Limited
   DN / (Bank of Nova Scotia LOC)(DAGGER)
   3.650% 09/07/96 ........................         2,000     2,000,000
                                                            -----------
PUERTO RICO--0.1%
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) DN /
   (LOC-Bank of Tokyo) [A-1](DAGGER)
   3.550% 09/07/96 ........................           600       600,000
                                                            -----------
RHODE ISLAND--0.5%
Rhode Island Housing & Mortgage
   Finance Corp. Convertible Home
   Ownership Opportunity Bonds
   Series 19 D MB / (Society General
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.550% 01/30/97 ........................         2,000     2,000,000
                                                            -----------
SOUTH CAROLINA--3.7%
Anderson County IDA RB for Culp, Inc.
   Project DN / (Wachovia LOC)(DAGGER)
   3.600% 09/07/96 ........................         6,580     6,580,000
Marlboro County Solid Waste Disposal
   Facilities RB DN (Willamette Industries,
   Inc. Project) Series 1995 (LOC-
   Deutsche Bank A.G.) [A-1](DAGGER)
   4.050% 09/07/96 ........................         9,000     9,000,000
                                                            -----------
                                                             15,580,000
                                                            -----------
TENNESSEE--2.5%
Memphis General Improvement DN /
   (LOC-West Deutsche Landesbank)
   [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 ........................         1,000     1,000,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
TENNESSEE--(CONTINUED)
Metropolitan Nashville Airport Authority,
   Airport Improvement Series 1993 RB
   DN / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/04/96 ......................       $ 1,100   $ 1,100,000
Montgomery County Public Building
   Authority County Loan Pool G.O. DN /
   (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 ......................         2,400     2,400,000
Oak Ridge Municipal Solid Waste
   Disposal Facility Bonds
   Series 1996 M4 Environmental
   Project DN / (Sunbank LOC)(DAGGER)
   3.650% 09/07/96 ......................         6,000     6,000,000
                                                          -----------
                                                           10,500,000
                                                          -----------
TEXAS--6.9%
Angelina and Neches River Authority
   Solid Waste Disposal RB MB
   [A-1, P-1](DOUBLE DAGGER)
   3.800% 10/11/96 ......................         5,300     5,300,000
Brazos River Harbor Navigation
   (Dow Chemical Co. Project)
   Series 1988 DN [P-1](DAGGER)
   3.700% 10/11/96 ......................         2,000     2,000,000
Harris County Health Facilities
   Development Corp. Hospital
   RB DN [A-1+](DAGGER)
   3.750% 09/01/96 ......................         7,200     7,200,000
San Antonio Housing Finance Corp.
   (Wellington Place Apartments)
   (LOC-Banc One) Series 1995
   A DN [A-1+, AA](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
State of Texas TAN [SP-1+, MIG]
   4.750% 08/29/97 ......................         7,000     7,053,017
Texas State Veterans Housing
   Authority MB(DOUBLE DAGGER)
   3.900% 11/06/96 ......................         4,000     4,000,000
Travis County Housing Finance
   Authority MB(DOUBLE DAGGER)
   4.000% 11/01/96 ......................           430       430,255
                                                          -----------
                                                           28,983,272
                                                          -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
UTAH--2.0%
Intermountain Power Agency Power
   Supply Refunding Series 1985 E (Spa-
   Bank of America) RB MB / (Morgan
   Guaranty LOC) [A-1, VMIG-1](DOUBLE DAGGER)
   3.930% 06/16/97 ..........................      $ 2,000   $2,000,000
Salt Lake Airport RB DN (LOC-Credit
   Suisse) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................        2,300    2,300,000
Utah State Board of Regents Student
   Loan Revenue Series C RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................        3,400    3,400,000
Utah State Board of Regents Student
   Loan Revenue Series L RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................          900      900,000
                                                             ----------
                                                              8,600,000
                                                             ----------
VERMONT--0.2%
Vermont Educational & Health Buildings
   Agency Hospital RB (AMBAC Insurance)
   DN [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................          855      855,000
                                                             ----------
VIRGINIA--5.7%
Alexandria IDA Adjustable Tender
   Resource Recovery (Alexandria/
   Arlington Waste-to-Energy Facility)
   Series 1986 A DN / (Swiss Bank LOC)
   [VMIG-1, A-1+](DAGGER)
   3.900% 09/01/96 ..........................          200      200,000
Alexandria Redevelopment & Housing
   Authority Multi-Family Housing
   Series A DN [A-1](DAGGER)
   3.550% 09/07/96 ..........................        3,100    3,100,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 B DN / (AMBAC
   Insurance ) [A-1+, VMIG-1](DAGGER)
   3.300% 09/07/96 ..........................        1,700    1,700,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN / (AMBAC
   Insurance) [VMIG-1, A-1+](DAGGER)
   3.450% 09/07/96 ..........................        2,500    2,500,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)      VALUE
                                                  -------  -----------
VIRGINIA--(CONTINUED)
Culpeper Town IDA Residential Care
   Facility RB DN / (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................      $  500   $ 500,000
Fairfax County IDA DN Series 1988 C /
   (LOC-Credit Suisse) [A-1+](DAGGER)
   3.650% 09/07/96 .........................         200     200,000
King George County IDA (Birchwood
   Power Partners, L.P. Project)
   Series 1995 DN / (Credit Suisse LOC)
   [A-1+](DAGGER)
   4.000% 09/07/96 .........................       1,300   1,300,000
Louisa County IDA Pooled Financing
   Series 1995 DN (LOC-Nations Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .........................       2,500   2,500,000
Lynchburg Hospital RB Federal Housing
   Authority Mid-Atlantic
   Series 1985 E DN / (AMBAC Insurance)
   [A-1](DAGGER)
   3.350% 09/07/96 .........................         800     800,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 C DN /
   (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................         500     500,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   (AMBAC Insurance) [VMIG-1](DAGGER)
   3.350% 09/07/96 .........................       7,900   7,900,000
Peninsula Port Authority Port Facility
   (Shell Coal and Terminal Co.)
   Series 1987 DN (AMBAC Insurance)
   [Aaa, A-1+](DAGGER)
   3.800% 09/01/96 .........................       1,000   1,000,000
Peninsula Port Authority Dominion
   Terminal Series 1987 D MB / (Barclays
   Bank LOC) [A1+, P-1](DOUBLE DAGGER)
   3.850% 09/01/96 .........................         800     800,000


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
VIRGINIA--(CONTINUED)
Peninsula Port IDA RB (Allied Signal, Inc.
Project) Series 1993 (Allied Signal
Corp. Obligation) DN [A-1](DAGGER)
3.650% 09/07/96 ............................       $ 1,000   $ 1,000,000
                                                             -----------
                                                              24,000,000
                                                             -----------
WASHINGTON--1.2%
Port of Seattle IDA DN (Alaska Airlines
   Project) / (Bank of NY LOC) [A-1](DAGGER)
   3.600% 09/07/96 .........................         4,580     4,580,000
Washington State Adjustable Rate G.O.
   Bonds DN / (Landesbank Hessen LOC)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/07/96 .........................           400       400,000
                                                             -----------
                                                               4,980,000
                                                             -----------
WEST VIRGINIA--2.5%
Grant County Municipal Solid Waste
   MB [VMIG-1](DOUBLE DAGGER)
   3.850% 09/10/96 .........................         5,000     5,000,000
Marshall County IDA US/Canada Project
   DN / (Harris Trust & Savings Bank
   LOC) [A-1+, AA-](DAGGER)
   3.650% 09/07/96 .........................         3,500     3,500,000
West Virginia Hospital Finance Authority
   Hospital RB DN (VHA Mid-Atlantic
   States, Inc. Capital Asset)
   (AMBAC Insurance) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           600     1,200,000
West Virginia Hospital Finance Authority
   Hospital RB DN (Mid-Atlantic
   Capital Finance Project) Series 1985
   C DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           700       700,000
                                                             -----------
                                                              10,400,000
                                                             -----------
WISCONSIN--1.1%
Carlton DN Wisconsin Power &
   Light Project [P-1](DAGGER)
   3.600% 09/07/96 .........................         4,800     4,800,000
                                                             -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996


                                                    VALUE
                                                ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $420,156,916*)                         $420,156,916

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2%                              731,430
                                                ------------
NET ASSETS (Applicable to
   202,009,609 Bedford shares
   129,398,582 Bradford shares
   115,765 Cash Preservation shares
   89,426,172 Janney Montgomery
   Scott shares, 5,143 RBB shares
   and 800 other shares)--100.0%                $420,888,346
                                                ============
NET ASSET VALUE, offering and
   redemption price per share
   ($420,888,346 (DIVIDE) 420,956,071)                 $1.00
                                                       =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1996 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER)  Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1996. These ratings have not been audited by the Independent Accountants, and, therefore, are not covered by the report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN.................................Bond Anticipation Note
DN.............................................Demand Note
GO.....................................General Obligations
LOC.......................................Letter of Credit
IDA.......................Industrial Development Authority
MB..........................................Municipal Bond
PCR..............................Pollution Control Revenue
RAN..............................Revenue Anticipation Note
RAW..........................Revenue Anticipation Warrants
RB............................................Revenue Bond
TAN..................................Tax Anticipation Note
TECP...........................Tax Exempt Commercial Paper
TRAN.....................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996


                                                          PAR
                                                         (000)       VALUE
                                                       --------   ------------
AGENCY OBLIGATIONS--53.8%
FEDERAL FARM CREDIT BANK--8.1%
   5.120% 09/04/96(DAGGER) .....................       $ 15,000   $ 14,998,280
   5.400% 04/01/97 .............................         30,000     29,977,099
                                                                  ------------
                                                                    44,975,379
                                                                  ------------
FEDERAL HOME LOAN BANK--8.1%
   5.277% 09/02/96(DAGGER) .....................         20,000     19,998,784
   5.238% 09/20/96(DAGGER) .....................         15,000     14,999,434
   5.560% 10/25/96 .............................         10,000      9,997,291
                                                                  ------------
                                                                    44,995,509
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--28.6%
   5.370% 09/03/96(DAGGER) .....................         10,000     10,000,000
   5.410% 09/03/96(DAGGER) .....................         10,000      9,994,465
   5.465% 09/03/96(DAGGER) .....................         10,000      9,999,787
   5.348% 09/06/96(DAGGER) .....................         20,000     19,992,305
   5.337% 09/17/96(DAGGER) .....................         20,000     19,990,167
   5.310% 10/18/96 .............................         15,000     14,996,237
   5.320% 11/21/96(DAGGER) .....................         25,000     24,992,910
   5.270% 11/26/96 .............................         20,000     19,748,211
   5.530% 01/10/97 .............................         15,000     14,698,154
   5.240% 01/15/97 .............................         15,000     14,703,067
                                                                  ------------
                                                                   159,115,303
                                                                  ------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER)--9.0%
   5.400% 09/03/96 .............................          9,000      8,998,786
   5.410% 09/03/96 .............................          5,000      5,000,000
   5.420% 09/03/96 .............................          5,000      4,999,414
   5.460% 09/03/96 .............................         15,000     14,996,128
   5.585% 09/03/96 .............................          3,850      3,851,055
   5.610% 09/03/96 .............................         12,100     12,105,327
                                                                  ------------
                                                                    49,950,710
                                                                  ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $299,036,901) .....................                   299,036,901
                                                                  ------------


                                                   PAR
                                                  (000)       VALUE
                                                 -------   ------------
U. S. TREASURY OBLIGATIONS--7.2%
U.S. TREASURY NOTES--7.2%
   6.875% 02/28/97 ......................        $20,000   $ 20,159,607
   6.875% 03/31/97 ......................         10,000     10,075,608
   6.500% 04/30/97 ......................         10,000     10,050,993
                                                           ------------
    TOTAL U. S. TREASURY
       OBLIGATIONS
       (Cost $40,286,208) ...............                    40,286,208
                                                           ------------
REPURCHASE AGREEMENTS--38.5%
Aubrey G. Lanston & Co. Inc.
   5.200% 09/03/96 ......................         92,000     92,000,000
     (Agreement dated 08/30/96 to be
     repurchased at $92,053,156,
     collateralized by $44,562,500
     U.S. Treasury Bond 6.25% due
     08/15/23 and collateralized by
     $47,439,700 U.S. Treasury
     Notes 7.75% to 8.50% due
     12/31/99 to 11/15/00. Market
     value of collateral is $92,002,200.)
Donaldson, Lufkin & Jenrette
   5.310% 09/03/96 ......................        102,200    102,200,000
     (Agreement dated 08/30/96 to be
     repurchased at $102,260,298,
     collateralized by $110,810,000
     Federal Home Loan Mortgage
     Corp. due 08/15/26
     Market  value of collateral is
     $105,270,608.)
Morgan Stanley & Co.
   5.270% 09/20/96 ......................         20,000     20,000,000
     (Agreement dated 08/22/96 to be
     repurchased at 20,084,906,
     collateralized by $25,860,948
     Federal Home Loan Mortgage
     Corp. 0% to 8.00% due 12/01/09 to
     06/15/35. Market value of collateral
     is $20,405,022.)
                                                           ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $214,200,000) ..............                   214,200,000
                                                           ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996



                                                 VALUE
                                              ------------

TOTAL INVESTMENTS AT VALUE--99.5%
   (COST $553,523,109*)..................     $553,523,109

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5%..................        3,023,896
                                              ------------
NET ASSETS (Applicable to
   192,603,016 Bedford shares,
   57,191,735 Bradford shares,
   306,763,729 Janney Montgomery
   Scott shares and 800 other
   shares)--100%.........................     $556,547,005
                                              ============
NET ASSET VALUE, offering and
   redemption price per share
   ($556,547,005 (DIVIDE) 556,559,280)...            $1.00
                                                     =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of August
         31, 1996 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

                                                                                                              GOVERNMENT
                                                                                              MUNICIPAL       OBLIGATIONS
                                                                           MONEY MARKET     MONEY MARKET      MONEY MARKET
                                                                             PORTFOLIO        PORTFOLIO        PORTFOLI0
                                                                           ------------     ------------     ------------
Investment Income
   Interest ..........................................................     $118,092,977      $15,900,230      $30,707,263
                                                                           ------------      -----------      -----------

Expenses
   Investment advisory fees ..........................................        7,702,090        1,409,660        2,310,433
   Administration fees ...............................................               --          428,209               --
   Distribution fees .................................................        9,304,376        2,427,986        3,236,194
   Service organization fees .........................................          471,499               --               --
   Directors' fees ...................................................           38,473            7,715           10,037
   Custodian fees ....................................................          345,973           88,191          102,930
   Transfer agent fees ...............................................        3,044,149          291,739          610,887
   Legal fees ........................................................           77,139           17,721           20,228
   Audit fees ........................................................           61,049           12,514           16,044
   Registration fees .................................................          434,000          192,999          134,940
   Insurance expense .................................................           43,932            9,056           11,658
   Printing fees .....................................................          426,220           72,100          107,852
   Miscellaneous .....................................................            1,884              387              499
                                                                           ------------      -----------      -----------
                                                                             21,950,784        4,958,277        6,561,702

   Less fees waived ..................................................       (3,543,632)      (1,236,642)        (671,811)
   Less expense reimbursement by advisor .............................         (342,158)         (17,576)        (406,954)
                                                                           ------------      -----------      -----------
        Total expenses ...............................................       18,064,994        3,704,059        5,482,937
                                                                           ------------      -----------      -----------
   Net investment income .............................................      100,027,983       12,196,171       25,224,326
                                                                           ------------      -----------      -----------
   Realized loss on investments ......................................          (12,987)            (674)         (10,995)
                                                                           ------------      -----------      -----------
   Net increase in net assets resulting from operations ..............     $100,014,996      $12,195,497      $25,213,331
                                                                           ============      ===========      ===========


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               MUNICIPAL MONEY
                                                     MONEY MARKET PORTFOLIO                    MARKET PORTFOLIO
                                               ----------------------------------     ---------------------------------
                                                    FOR THE           FOR THE             FOR THE           FOR THE
                                                   YEAR ENDED        YEAR ENDED          YEAR ENDED        YEAR ENDED
                                                AUGUST 31, 1996   AUGUST 31, 1995     AUGUST 31, 1996   AUGUST 31, 1995
                                                ---------------   ---------------     ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ......................   $  100,027,983    $   64,913,329       $ 12,196,171      $  9,691,756
  Net gain (loss) on investments .............          (12,987)          (18,463)              (674)            7,009
                                                 --------------    --------------       ------------      ------------
  Net increase in net assets resulting from
    operations ...............................      100,014,996        64,894,866         12,195,497         9,698,765
                                                 --------------    --------------       ------------      ------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares ...........................      (49,874,649)      (38,765,552)        (5,960,711)       (5,717,451)
    Bradford Shares ..........................               --                --         (3,611,114)       (3,266,535)
    Cash Preservation shares .................          (10,092)          (11,336)            (3,746)           (5,648)
    Janney Montgomery Scott shares ...........      (24,434,566)       (4,784,092)        (2,620,457)         (701,975)
    RBB shares ...............................           (2,630)           (2,530)              (143)             (147)
    Sansom Street shares .....................      (25,706,046)      (21,349,819)                --                --

Dividends to shareholders from net realized
  short-term gains:
    Bedford shares ...........................               --                --                 --                --
    Bradford shares ..........................               --                --                 --                --
    Janney Montgomery Scott shares ...........               --                --                 --                --
                                                 --------------    --------------       ------------      ------------
      Total distributions to shareholders ....     (100,027,983)      (64,913,329)       (12,196,171)       (9,691,756)
                                                 --------------    --------------       ------------      ------------
Net capital share transactions ...............      374,464,737       736,630,198         (1,864,843)      140,043,103
                                                 --------------    --------------       ------------      ------------
Total increase (decrease) in net assets ......      374,451,750       736,611,735         (1,865,517)      140,050,112

Net Assets:
  Beginning of year ..........................    1,821,371,688     1,084,759,953        422,753,863       282,703,751
                                                 --------------    --------------       ------------      ------------
  End of year ................................   $2,195,823,438    $1,821,371,688       $420,888,346      $422,753,863
                                                 ==============    ==============       ============      ============


                                                       GOVERNMENT OBLIGATIONS
                                                       MONEY MARKET PORTFOLIO
                                                 ---------------------------------
                                                     FOR THE           FOR THE
                                                    YEAR ENDED        YEAR ENDED
                                                 AUGUST 31, 1996   AUGUST 31, 1995
                                                 ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ......................    $ 25,224,326       $ 12,855,095
  Net gain (loss) on investments .............         (10,995)            41,241
                                                  ------------       ------------
  Net increase in net assets resulting from
    operations ...............................      25,213,331         12,896,336
                                                  ------------       ------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares ...........................      (8,829,111)        (7,551,189)
    Bradford Shares ..........................      (2,208,959)        (2,071,772)
    Cash Preservation shares .................              --                 --
    Janney Montgomery Scott shares ...........     (14,186,256)        (3,232,134)
    RBB shares ...............................              --                 --
    Sansom Street shares .....................              --                 --

Dividends to shareholders from net realized
  short-term gains:
    Bedford shares ...........................         (12,697)                --
    Bradford shares ..........................          (3,154)                --
    Janney Montgomery Scott shares ...........         (18,204)                --
                                                  ------------       ------------
      Total distributions to shareholders ....     (25,258,381)       (12,855,095)
                                                  ------------       ------------
Net capital share transactions ...............      44,099,699        306,300,108
                                                  ------------       ------------
Total increase (decrease) in net assets ......      44,054,649        306,341,349

Net Assets:
  Beginning of year ..........................     512,492,356        206,151,007
                                                  ------------       ------------
  End of year ................................    $556,547,005       $512,492,356
                                                  ============       ============


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                          MONEY MARKET PORTFOLIO
                                          --------------------------------------------------------------------------------------- -
                                              FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                          AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                          ---------------   ---------------   ---------------   ---------------   --------------- -

Net asset value,
  beginning of year.....................     $     1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                             ----------         --------          --------          --------          --------
Income from investment operations:
  Net investment income.................         0.0469           0.0486            0.0278            0.0243            0.0375
  Net gains on securities (both
    realized and unrealized) ...........             --               --                --                --            0.0007
                                             ----------         --------          --------          --------          --------
     Total from investment
      operations........................         0.0469           0.0486            0.0278            0.0243            0.0382
                                             ----------         --------          --------          --------          --------
Less distributions
  Dividends (from net investment
    income).............................        (0.0469)         (0.0486)          (0.0278)          (0.0243)          (0.0375)
  Distributions (from capital gains) ...             --               --                --                --           (0.0007)
                                             ----------         --------          --------          --------          --------
     Total distributions ...............        (0.0469)         (0.0486)          (0.0278)          (0.0243)          (0.0382)
                                             ----------         --------          --------          --------          --------
Net asset value, end of year ...........     $     1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                             ==========         ========          ========          ========          ========
Total Return............................          4.79%            4.97%             2.81%             2.46%             3.89%
Ratios /Supplemental Data
  Net assets, end of year (000) ........     $1,109,334         $935,821          $710,737          $782,153          $736,842
  Ratios of expenses to average
    net assets..........................         .97%(a)          .96%(a)           .95%(a)           .95%(a)           .95%(a)
  Ratios of net investment income
    to average net assets ..............          4.69%            4.86%             2.78%             2.43%             3.75%


                                                                       MUNICIPAL MONEY MARKET PORTFOLIO
                                           ---------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net asset value,
  beginning of year.....................       $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                               --------          --------          --------          --------          --------
Income from investment operations:
  Net investment income.................         0.0288            0.0297            0.0195            0.0195            0.0287
  Net gains on securities (both
    realized and unrealized) ...........             --                --                --                --                --
                                               --------          --------          --------          --------          --------
     Total from investment
      operations........................         0.0288            0.0297            0.0195            0.0195            0.0287
                                               --------          --------          --------          --------          --------
Less distributions
  Dividends (from net investment
    income).............................        (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
  Distributions (from capital gains) ...             --                --                --                --                --
                                               --------          --------          --------          --------          --------
     Total distributions ...............        (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
                                               --------          --------          --------          --------          --------
Net asset value, end of year ...........       $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                               ========          ========          ========          ========          ========
Total Return............................          2.92%             3.01%             1.97%             1.96%             2.90%
Ratios /Supplemental Data
  Net assets, end of year (000) ........       $201,940          $198,425          $182,480          $215,577          $176,950
  Ratios of expenses to average
    net assets..........................         .84%(a)           .82%(a)           .77%(a)           .77%(a)           .77%(a)
  Ratios of net investment income
    to average net assets ..............          2.88%             2.97%             1.95%             1.95%             2.87%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19% and 1.20% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.12%, 1.16% and 1.15% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                 GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                                 FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                                YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                             ---------------   ---------------   ---------------   ---------------   ---------------

Net asset value, beginning of year............   $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                                 --------          --------          --------          --------          --------
Income from investment operations:
  Net investment income.......................     0.0458            0.0475            0.0270            0.0231            0.0375
  Net gains on securities
    (both realized and unrealized)............         --                --                --                --            0.0009
                                                 --------          --------          --------          --------          --------
     Total from investment operations.........     0.0458            0.0475            0.0270            0.0231            0.0384
                                                 --------          --------          --------          --------          --------

Less distributions
  Dividends (from net investment income)......    (0.0458)          (0.0475)          (0.0270)          (0.0231)          (0.0375)
  Distributions (from capital gains)..........         --                --                --                --           (0.0009)
                                                 --------          --------          --------          --------          --------
     Total distributions......................    (0.0458)          (0.0475)          (0.0270)          (0.0231)          (0.0384)
                                                 --------          --------          --------          --------          --------
Net asset value, end of year..................   $   1.00          $   1.00          $ 1  .00          $   1.00          $   1.00
                                                 ========          ========          ========          ========          ========
Total Return..................................      4.68%             4.86%             2.73%             2.33%             3.91%
Ratios /Supplemental Data
  Net assets, end of year (000)...............   $192,599          $163,398          $166,418          $213,741          $225,101
  Ratios of expenses to average net assets.       .975%(a)          .975%(a)          .975%(a)          .975%(a)          .975%(a)
  Ratios of net investment income to average
    net assets................................      4.58%             4.75%             2.70%             2.31%             3.75%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses average net assets for the Government Obligations Money Market Portfolio would have been 1.10%, 1.13%, 1.17%, 1.18% and 1.12% for the years ended August 31, 1996, 1995,
     1994, 1993 and 1992, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, Janney Montgomery Scott Money Family, the n/i Family and the Bradford Family. The Bedford Family represents interests in four portfolios, three of which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the three portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market, the Municipal Money Market and the Government Obligations Money Market Portfolios.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on each of the three portfolio's average daily net assets:

            PORTFOLIO                            ANNUAL RATE
 ---------------------------     ---------------------------------------------
 Money Market and Government     .45% of first $250 million of net assets;
   Obligations Money Market      .40% of next $250 million of net assets
   Portfolios                    .35% of net assets in excess of $500 million.

 Municipal Money Market          .35% of first $250 million of net assets;
    Portfolio                    .30% of next $250 million of net assets;
                                 .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the three investment portfolios were as follows:

                                                                 GROSS                                       NET
                                                               ADVISORY                                   ADVISORY
                                                                  FEE                  WAIVER                FEE
                                                              ----------            -----------           ----------
     Money Market Portfolio                                   $7,702,090            $(3,527,715)          $4,174,375
     Municipal Money Market Portfolio                          1,409,660             (1,218,973)             190,687
     Government Obligations Money Market Portfolio             2,310,433               (671,811)           1,638,622

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the three investment portfolios were as follows:

                                                                 GROSS                                       NET
                                                            TRANSFER AGENCY                            TRANSFER AGENCY
                                                                  FEE                  WAIVER                FEE
                                                            ---------------          ----------        ---------------
Money Market Portfolio
     Bedford Class                                            $1,658,468              $     --           $1,658,468
     Cash Preservation Class                                       8,613                (7,971)                 642
     Janney Montgomery Scott Class                             1,045,385                    --            1,045,385
     RBB Class                                                     8,149                (7,946)                 203
     Sansom Street Class                                         323,534                    --              323,534
                                                              ----------              --------           ----------
       Total Money Market Portfolio                           $3,044,149              $(15,917)          $3,028,232
                                                              ==========              ========           ==========
Municipal Money Market Portfolio
     Bedford Class                                            $  104,373              $     --           $  104,373
     Bradford Class                                               59,772                    --               59,772
     Cash Preservation Class                                       8,783                (8,303)                 480
     Janney Montgomery Scott Class                               109,422                    --              109,422
     RBB Class                                                     9,389                (9,366)                  23
                                                              ----------              --------           ----------
       Total Municipal Money Market Portfolio                 $  291,739              $(17,669)          $  274,070
                                                              ==========              ========           ==========
Government Obligations Money Market Portfolio
     Bedford Class                                              $ 81,107              $     --           $   81,107
     Bradford Class                                               11,935                    --               11,935
     Janney Montgomery Scott Class                               517,845                    --              517,845
                                                              ----------              --------           ----------
       Total Government Obligations Money Market Portfolio    $  610,887              $     --           $  610,887
                                                              ==========              ========           ==========

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily assets. For the year ended August 31, 1996, the administration fee for the Municipal Money Market Portfolio was as follows:

                                                        ADMINISTRATION
                                                              FEE
                                                        --------------
   Municipal Money Market Portfolio                         $428,209

     The Fund, on behalf of each class of shares within the three investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the year ended August 31,1996, distribution fees for each class within the three investment Portfolios were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
    Money Market Portfolio
        Bedford Class                                                $5,826,142
        Cash Preservation Class                                             858
        Janney Montgomery Scott Class                                 3,161,043
        RBB Class                                                           226
        Sansom Street Class                                             316,107
                                                                     ----------
          Total Money Market Portfolio                               $9,304,376
                                                                     ==========
    Municipal Money Market Portfolio
        Bedford Class                                                $1,139,416
        Bradford Class                                                  723,264
        Cash Preservation Class                                             531
        Janney Montgomery Scott Class                                   564,754
        RBB Class                                                            21
                                                                     ----------
          Total Municipal Money Market Portfolio                     $2,427,986
                                                                     ==========
    Government Obligations Money Market Portfolio
        Bedford Class                                                $1,091,847
        Bradford Class                                                  275,120
        Janney Montgomery Scott Class                                 1,869,227
                                                                     ----------
          Total Government Obligations Money Market Portfolio        $3,236,194
                                                                     ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996, service organization fees were $471,499 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:


                                                   MONEY MARKET PORTFOLIO          MUNICIPAL MONEY MARKET PORTFOLIO
                                           -----------------------------------    ----------------------------------
                                               FOR THE             FOR THE            FOR THE            FOR THE
                                             YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                           AUGUST 31, 1996     AUGUST 31, 1995    AUGUST 31, 1996    AUGUST 31, 1995
                                           ---------------     ---------------    ---------------    ---------------
                                                VALUE               VALUE              VALUE              VALUE
                                           ---------------     ---------------    ---------------    ---------------
    Shares sold:
         Bedford Class                     $ 3,797,592,288     $ 2,966,911,277    $ 1,022,457,772    $ 1,104,088,188
         Bradford Class                                 --                  --        479,401,891        474,166,249
         Cash Preservation Class                   122,344              84,527            171,907            175,548
         Janney Montgomery Scott Class       2,359,936,867         855,058,809        408,374,271        208,067,881
         RBB Class                                 584,206              31,504             69,480              5,004
         Sansom Street Class                 2,191,596,362       1,864,628,110                 --                 --

     Shares issued in reinvestment
       of dividends:
         Bedford Class                          49,290,088          37,681,204          5,847,767          5,576,408
         Bradford Class                                 --                  --          3,506,714          3,126,860
         Cash Preservation Class                    10,084              11,226              3,515              5,478
         Janney Montgomery Scott Class          24,077,173           4,534,944          2,602,869            662,565
         RBB Class                                   2,625               2,500                143                146
         Sansom Street Class                    18,389,361          16,689,941                 --                 --

     Shares repurchased:
         Bedford Class                      (3,673,362,904)     (2,779,499,052)    (1,024,790,222)    (1,093,651,142)
         Bradford Class                                 --                  --       (464,445,579)      (466,448,018)
         Cash Preservation Class                  (165,733)            (91,268)          (220,929)          (220,601)
         Janney Montgomery Scott Class      (2,265,789,890)       (415,944,656)      (434,775,023)       (95,506,391)
         RBB Class                                (580,821)            (23,917)           (69,419)            (5,072)
         Sansom Street Class                (2,127,237,313)     (1,813,444,951)                --                 --
                                             -------------       -------------      -------------    ---------------
     Net increase (decrease)               $   374,464,737     $   736,630,198      $  (1,864,843)   $   140,043,103
                                           ===============     ===============      =============    ===============
     Bedford Shares authorized               1,500,000,000       1,500,000,000        500,000,000        500,000,000
                                           ===============     ===============      =============    ===============


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 3. CAPITAL SHARES (CONTINUED)

                                                    GOVERNMENT OBLIGATIONS
                                                    MONEY MARKET PORTFOLIO
                                               ---------------------------------
                                                   FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED
                                               AUGUST 31, 1996   AUGUST 31, 1995
                                               ---------------   ---------------
                                                    VALUE             VALUE
                                               ---------------   ---------------
      Shares sold:
           Bedford Class                       $   663,889,198    $ 461,728,190
           Bradford Class                          180,761,217      192,414,935
           Janney Montgomery Scott Class         1,160,250,876      533,143,649
      Shares issued in reinvestment
        of dividends:
           Bedford Class                             8,793,104        7,147,384
           Bradford Class                            2,158,629        2,029,050
           Janney Montgomery Scott Class            14,080,097        3,065,158
      Shares repurchased:
           Bedford Class                          (643,470,937)    (471,908,601)
           Bradford Class                         (172,234,746)    (187,671,346)
           Janney Montgomery Scott Class        (1,170,127,739)    (233,648,311)
                                               ---------------    -------------
      Net increase                             $    44,099,699    $ 306,300,108
                                               ===============    =============
      Bedford Shares authorized                    500,000,000      500,000,000
                                               ===============    =============

 NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                                                                                             GOVERNMENT
                                                                             MUNICIPAL       OBLIGATIONS
                                                         MONEY MARKET       MONEY MARKET     MONEY MARKET
                                                          PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                        --------------      ------------     ------------
    Capital paid-in:
         Bedford Class                                  $1,109,351,734      $202,009,609     $192,603,016
         Bradford Class                                             --       129,398,582       57,191,735
         Cash Preservation Class                               202,360           115,765               --
         Janney Montgomery Scott Class                     561,873,247        89,426,172      306,763,729
         RBB Class                                              61,412             5,143               --
         Sansom Street Class                               524,367,399                --               --
         Other Classes                                             800               800              800
      Accumulated net realized gain (loss)
       on investments:
         Bedford Class                                         (17,400)          (69,803)          (4,248)
         Bradford Class                                             --               339           (1,261)
         Cash Preservation Class                                    (3)                5               --
         Janney Montgomery Scott Class                          (7,821)            1,734           (6,766)
         RBB Class                                                  (1)               --               --
         Sansom Street Class                                    (8,289)               --               --
                                                        --------------      ------------     ------------
                                                        $2,195,823,438      $420,888,346     $556,547,005
                                                        ==============      ============     ============


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, capital loss carryovers were available to offset future realized gains as follows: $33,513 in the Money Market Portfolio of which of which $2,062 expires in 2002, $18,464 expires in 2003, $12,987 expires in 2004;
$67,725 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004; and $12,275 in the Government Obligations Money Market Portfolio which expires in 2004.

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott, RBB and Sansom Street. The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bradford, Cash Preservation, Janney Montgomery Scott and RBB. The Fund currently offers two other class of shares representing an interest in the Government Obligations Money Market Portfolio: Bradford and Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation Classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES

                                                                                                                     FOR THE PERIOD
                                                      FOR THE          FOR THE          FOR THE         FOR THE     JANUARY 10, 1992
                                                       YEAR             YEAR             YEAR            YEAR       (COMMENCEMENT OF
                                                      ENDED             ENDED            ENDED           ENDED       OPERATIONS) TO
                                                 AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                 ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, beginning of period ........     $   1.00        $   1.00          $   1.00        $   1.00         $   1.00
                                                     --------        --------          --------        --------         --------
   Income from investment operations:
      Net investment income ....................       0.0458          0.0475            0.0270          0.0231           0.0208
      Net gains on securities (both realized
        and unrealized) ........................           --              --                --              --           0.0009
                                                     --------        --------          --------        --------         --------
          Total from investment operations .....       0.0458          0.0475            0.0270          0.0231           0.0217
                                                     --------        --------          --------        --------         --------
   Less distributions
      Dividends (from net investment income) ...      (0.0458)        (0.0475)          (0.0270)        (0.0231)         (0.0208)
      Distributions (from capital gains)                   --              --                --              --          (0.0009)
                                                     --------        --------          --------        --------         --------
          Total distributions ..................      (0.0458)        (0.0475)          (0.0270)        (0.0231)         (0.0217)
                                                     --------        --------          --------        --------         --------
   Net asset value, end of period ..............     $   1.00        $   1.00          $   1.00        $   1.00         $   1.00
                                                     ========        ========          ========        ========         ========
   Total Return ................................        4.68%           4.86%             2.73%           2.33%          3.42%(b)
   Ratios /Supplemental Data
      Net assets, end of period (000) ..........     $ 57,190        $ 46,509          $ 39,732        $ 50,523         $ 42,477
      Ratios of expenses to average net assets .      .975%(a)        .975%(a)          .975%(a)        .975%(a)      .975%(a)(b)
      Ratios of net investment income to
        average net assets .....................        4.58%           4.75%             2.70%           2.31%          3.23%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1996, 1995, 1994, and 1993, respectively and 1.15% annualized for the period end August 31, 1992. (b) Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES

                                                                                                                    FOR THE PERIOD
                                                       FOR THE         FOR THE        FOR THE          FOR THE     JANUARY 10, 1992
                                                         YEAR           YEAR            YEAR             YEAR      (COMMENCEMENT OF
                                                        ENDED           ENDED           ENDED            ENDED      OPERATIONS) TO
                                                  AUGUST 31, 1996  AUGUST 31,1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                  ---------------  --------------  ---------------  ---------------  ---------------
   Net asset value, beginning of period .........     $   1.00        $   1.00         $   1.00         $  1.00         $  1.00
                                                      --------        --------         --------         -------         -------
   Income from investment operations:
      Net investment income .....................       0.0288          0.0297           0.0195          0.0195          0.0154
                                                      --------        --------         --------         -------         -------
          Total from investment operations ......       0.0288          0.0297           0.0195          0.0195          0.0154
                                                      --------        --------         --------         -------         -------
   Less distributions
      Dividends (from net investment income) ....      (0.0288)        (0.0297)         (0.0195)        (0.0195)        (0.0154)
                                                      --------        --------         --------         -------         -------
          Total distributions ...................      (0.0288)        (0.0297)         (0.0195)        (0.0195)        (0.0154)
                                                      --------        --------         --------         -------         -------
   Net asset value, end of period ...............     $   1.00        $   1.00         $   1.00         $  1.00         $  1.00
                                                      ========        ========         ========         =======         =======
   Total Return .................................        2.92%           3.01%            1.97%           1.96%         2.42%(b)
   Ratios /Supplemental Data
      Net assets, end of period (000) ...........     $129,399        $110,936         $100,089         $76,975         $69,586
      Ratios of expenses to average net assets ..       .84%(a)         .82%(a)          .77%(a)         .77%(a)      .77%(a)(b)
      Ratios of net investment income to
       average net assets .......................        2.88%           2.97%            1.95%           1.95%         2.40%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.

(b)  Annualized.


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                           MUNICIPAL MONEY              GOVERNMENT OBLIGATIONS
                                     MONEY MARKET PORTFOLIO               MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                               --------------------------------  --------------------------------  ---------------------------------
                                                  FOR THE PERIOD                   FOR THE PERIOD                     FOR THE PERIOD
                                   FOR THE       JUNE 12,  1995      FOR THE       JUNE 12,  1995     FOR THE         JUNE 12, 1995
                                     YEAR       (COMMENCEMENT OF       YEAR       (COMMENCEMENT OF      YEAR        (COMMENCEMENT OF
                                    ENDED        OPERATIONS) TO       ENDED        OPERATIONS) TO       ENDED        OPERATIONS) TO
                               AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1996  AUGUST 31, 1995
                               ---------------  ---------------  ---------------  ---------------  ---------------  ----------------
     Net asset value,
       beginning of period         $   1.00       $      1.00       $   1.00         $     1.00        $   1.00       $     1.00
                                   --------       -----------       --------         ----------        --------       ----------
     Income from investment
       operations:
         Net investment income       0.0465            0.0112         0.0278             0.0063          0.0456           0.0109
                                  ---------       -----------       --------         ----------        --------       ----------
         Total from investment
           operations                0.0465            0.0112         0.0278             0.0063          0.0456           0.0109
                                  ---------       -----------       --------         ----------        --------       ----------
     Less distributions
       Dividends (from net
        investment income)          (0.0465)          (0.0112)       (0.0278)           (0.0063)        (0.0456)         (0.0109)
                                  ---------       -----------       --------         ----------        --------       ----------
         Total distributions        (0.0465)          (0.0112)       (0.0278)           (0.0063)        (0.0456)         (0.0109)
                                  ---------       -----------       --------         ----------        --------       ----------
     Net asset value,
      end of period                $   1.00       $      1.00       $   1.00         $     1.00        $   1.00      $      1.00
                                   ========       ===========       ========         ==========        ========      ===========
     Total Return                     4.76%           5.30%(b)         2.81%            2.87%(b)          4.66%          5.03%(b)
     Ratios /Supplemental Data
       Net assets, end of
         period (000)              $561,865       $   443,645       $ 89,428         $  113,226        $306,757      $   302,585
       Ratios of expenses to
         average net assets         1.00%(a)       1.00%(a)(b)       0.94%(a)        1.00%(a)(b)        1.00%(a)      1.00%(a)(b)
       Ratios of net investment
         income to average
           net assets                 4.65%           5.04%(b)         2.78%            2.83%(b)          4.56%          4.91%(b)

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the year ended August 31, 1996 and 1.23% annualized for the period ended August 31, 1995. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.23% for the year ended August 31, 1996 and 1.30% annualized for the period ended August 31, 1995. For the Government Obligations Money Market Portfolio, the ratio of expenses to average net assets would have been 1.25% for the year ended August 31, 1996 and 1.28% annualized for the period ended August 31, 1995.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                                MONEY MARKET PORTFOLIO
                                                 -----------------------------------------------------------------------------------
                                                      FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                 ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value, beginning of year ..............    $   1.00        $   1.00          $   1.00         $   1.00        $   1.00
                                                     --------        --------          --------         --------        --------
Income from investment operations:
  Net investment income .........................      0.0518          0.0543            0.0334           0.0304          0.0435
  Net gains on securities (both realized
   and unrealized) ..............................          --              --                --               --          0.0007
                                                     --------        --------          --------         --------        --------
     Total from investment operations ...........      0.0518          0.0543            0.0334           0.0304          0.0442
                                                     --------        --------          --------         --------        --------
Less distributions
  Dividends (from net investment income) ........     (0.0518)        (0.0543)          (0.0334)         (0.0304)        (0.0435)
  Distributions (from capital gains) ............          --              --                --               --         (0.0007)
                                                     --------        --------          --------         --------        --------
     Total distributions ........................     (0.0518)        (0.0543)          (0.0334)         (0.0304)        (0.0442)
                                                     --------        --------          --------         --------        --------
Net asset value, end of year ....................    $   1.00        $   1.00          $   1.00         $   1.00        $   1.00
                                                     ========        ========          ========         ========        ========
Total Return ....................................       5.30%           5.57%             3.39%            3.08%           4.51%
Ratios /Supplemental Data
  Net assets, end of year .......................    $524,359        $441,614          $373,745         $190,794        $228,079
  Ratios of expenses to average net assets ......      .48%(a)         .39%(a)           .39%(a)          .34%(a)         .35%(a)
  Ratios of net investment income to average
   net assets ...................................       5.18%           5.43%             3.34%            3.04%           4.35%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60% and .61% for the years ended August 31, 1996, 1995, 1994,
     1993 and 1992, respectively.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.





---------------------------------------------------
                    CONTENTS


                                              PAGE
Introduction...............................      2
Financial Highlights.......................      3
Investment Objectives and Policies.........      5
Purchase and Redemption of Shares..........      8
Management.................................     12
Distribution of Shares.....................     14
Dividends and Distributions................     14
Taxes......................................     15
Description of Shares......................     15
Other Information..........................     16



INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Ballard Spahr Andrews & Ingersoll
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

                                     BEDFORD
                             GOVERNMENT OBLIGATIONS
                             MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.



     The investment objective of the Government Obligations Money Market Portfolio is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Government Obligations Money Market Portfolio (the "Portfolio") seeks to achieve such objective by investing in short-term U.S. Treasury bills and notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The Bedford shares of the Government Obligations Money Market Portfolio are a class of shares (the "Class") of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. Shares of the Class ("Shares") are offered by this Prospectus and represent interests in the Portfolio.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


     Counsellors Securities Inc. acts as distributor for the Fund, PNC Institutional Management Corporation serves as investment advisor for the Fund, PNC Bank, National Association serves as sub-adviser for the Portfolio and custodian for the Fund, PFPC Inc. serves as transfer and dividend disbursing agent for the Fund.

     This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.



-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------



PROSPECTUS                                                    December 3, 1996

INTRODUCTION
-------------------------------------------------------------------------------


     The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate nineteen separate investment portfolios. The Shares offered by this Prospectus represent interests in the Fund's Government Obligations Money Market Portfolio (the "Government Obligations Money Market Portfolio" or the "Portfolio").


     The investment objective of the Portfolio is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

     The Portfolio seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.


     The  Portfolio's   investment  adviser  is  PNC  Institutional   Management
Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to the Portfolio and custodian for the Fund, and PFPC Inc. ("PFPC") serves as transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's shares.


     An investor may purchase and redeem Shares through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

     An investment in the Portfolio is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." The Portfolio, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

     For more detailed information of how to purchase or redeem Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."


FEE TABLE
ANNUAL FUND OPERATING EXPENSES (BEDFORD SHARES)
     AFTER EXPENSE REIMBURSEMENTS AND WAIVERS(2)


Management fees (after waivers)(1)                                                 .30%
12b-1 fees (after waivers)(1)                                                      .57
Other Expenses (after reimbursements)                                              .105
                                                                                   ----
Total Fund Operating Expenses (Bedford Shares) (after waivers
   and reimbursements)                                                             .975%
                                                                                   ====

(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) Before Expense Reimbursements and Waivers for the Government Obligations Money Market Portfolio, Management fees would be .42%; 12b-1 fees would be .57%; Other Expenses would be .11% andTotal Fund OperatingExpenses would be 1.10%.


EXAMPLE*
                                                                    1 YEAR     3 YEARS      5 YEARS    10 YEARS
                                                                    ------     -------      -------    --------
An investor would pay the following
  expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2)
redemption at the end of each time period:                           $10         $31         $54        $120

* Other Classes of this Portfolio are sold with different fees and expenses.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Bedford Shares) After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in Shares will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management -- Investment Adviser and Sub-Adviser," and "Distribution of Shares" below.) Expense figures are based on actual costs and fees charged to the class. The Fee Table reflects a voluntary waiver of "Management fees" for the Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of a Portfolio; such assumption will have the effect of lowering such Portfolio's overall expense ratio and increasing its yield to investors.


     From time to time the Class advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of the Class refers to the income generated by an investment in the Class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Class are not reflected in the yield of Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Class may differ from yields on shares of other classes of the Fund that also represent interests in the Portfolio depending on the allocation of expenses to each class of the Portfolio. See "Expenses."

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


     The table below sets forth certain information concerning the investment results of the Bedford Class of the Government Obligations Money Market Portfolio for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1992 through August 31, 1996 are a part of the Fund's financial statements for the Portfolio which have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose current report thereon appears in the Statement of Additional Information along with the financial statements. The financial data for such Portfolio for the periods ended August 31, 1989, 1990 and 1991 are part of previous financial statements audited by Coopers & Lybrand L.L.P. The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.


       BEDFORD CLASS OF THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

THE RBB FUND INC. FINANCIAL HIGHLIGHTS (C)
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                              GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                          ---------------------------------------------------------------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                                                                                                  SEPTEMBER 30, 1988
                                FOR THE     FOR THE    FOR THE     FOR THE      FOR THE     FOR THE     FOR THE     (COMMENCEMENT OF
                              YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED    OPERATIONS) TO
                              AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,     AUGUST 31,
                                1996         1995        1994         1993        1992        1991         1990            1989
                             ----------   ----------   ----------   ----------  ----------  ----------   ----------    -------------

Net asset value,
   beginning of period         $  1.00      $  1.00      $  1.00      $  1.00     $  1.00      $  1.00     $  1.00          $  1.00
                                -------     -------      -------      -------     -------      -------     -------          -------
Income from investment
   operations:
   Net investment income        0.0458       0.0475       0.0270       0.0231      0.0375       0.0604      0.0748           0.0725
   Net gains on securities
     both realized
     and unrealized                 --          --            --           --      0.0009           --          --               --
                                -------     -------      -------      -------     -------      -------     -------          -------
       Total from investment
         operations             0.0458       0.0475       0.0270       0.0231      0.0384       0.0604      0.0748           0.0725
                                -------     -------      -------      -------     -------      -------     -------          -------
Less distributions dividends
   Dividends (from net
     investment income)        (0.0458)     (0.0475)     (0.0270)     (0.0231)    (0.0375)     (0.0604)    (0.0748)         (0.0725)
   Distributions (from
     capital gains)                 --           --           --           --     (0.0009)          --          --               --
                                -------     -------      -------      -------     -------      -------     -------          -------
       Total distributions      (0.0458)    (0.0475)     (0.0270)     (0.0231)    (0.0384)     (0.0604)    (0.0748)         (0.0725)
                                -------     -------      -------      -------     -------      -------     -------          -------
Net asset value,
   end of period                $  1.00     $  1.00      $  1.00      $  1.00     $  1.00      $  1.00     $  1.00          $  1.00
                                =======     =======      =======      =======     =======      =======     =======          =======
Total return                       4.68%      4.86%         2.73%        2.33%       3.91%        6.21%       7.74%         8.64%(b)
Ratios supplemental Data
   Net assets, end of
     period (000)               $192,599   $163,398      $166,418     $213,741    $225,101     $368,899    $209,378        $ 66,281
   Ratios of expenses to
     average net assets          .975%(a)   .975%(a)      .975%(a)     .975%(a)    .975%(a)      .95%(a)     .95%(a)      .96%(a)(b)
   Ratios of net investment
     income to average
     net assets                     4.58%      4.75%         2.70%        2.31%       3.75%        6.04%       7.48%        8.34%(b)



(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.10%, 1.13%, 1.17%, 1.18%, 1.12%, 1.13% and 1.17% for the years ended
     August 31, 1996, 1995, 1994, 1993, 1992, 1991 and 1990,  respectively,  and
     1.40% annualized for the period ended August 31, 1989.


(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares of the Government Obligations Money Market Portfolio.

INVESTMENT OBJECTIVE AND POLICIES
-------------------------------------------------------------------------------

     The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage
Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

     Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares representing interests in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 calendar days if such securities provide for adjustments in their interest rates not less frequently than every 397 calendar days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks that the investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to the Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price plus accrued interest. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions and agree to repurchase them at an agreed-upon date and price. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

     MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

     Mortgage-related securities may include asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less.

     One such type of mortgage-related security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S.
Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage Related Debt Securities" in the Statement of Additional Information.

     Each of the mortgage-related securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

     To compare the prepayment risk for various securities, various independent mortgage-related securities dealers publish average remaining life data using proprietary models. In making determinations concerning average remaining life of mortgage-related securities for the Portfolio, the investment adviser will rely on such data to evaluate the prepayment risk in a particular security except to the extent such data are deemed unreasonable by the investment adviser. The investment adviser might deem such data unreasonable if such data appeared to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage-related securities dealers.

     LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional col-lateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

     SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. A more detailed discussion of short sales is contained in the Statement of Additional Information.

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.

     The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved. The investment limitations summarized below may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Government Obligations Money Market Portfolio may not:

         1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

         2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment lever-age, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

         3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

PURCHASE AND REDEMPTION OF SHARES
-------------------------------------------------------------------------------

                               PURCHASE PROCEDURES

     GENERAL. Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Shares through an account maintained by the investor with his brokerage firm (an "Account") and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Shares.


     All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. [In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received.] Orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of the 4:00 p.m. Eastern Time on that Business Day but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.


     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker.

     Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

     A broker may offer investors maintaining Accounts the ability to purchase Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker.

     If a broker makes special arrangements under which orders for Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

     DIRECT PURCHASES. An investor may also make direct investments in Shares at any time through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment by mail by fully completing and signing an application obtained from a Dealer (an "Application") and mailing it, together with a check payable to "Bedford Government Obligations Money Market" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

     Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or Dealer wire Federal Funds to the Fund's custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

     A. Telephone the Fund's transfer agent. PFPC, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

     B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the custodian:

         PNC Bank, N.A., Philadelphia, Pa.
         ABA-0310-0005-3
         FROM: (name of investor)
         ACCOUNT NUMBER: (investor's account number with the Portfolio)
         AMOUNT: (amount to be invested)

     C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

     RETIREMENT PLANS. Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

     Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Shares may redeem Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     An investor's brokerage firm will also redeem each day a sufficient number of Shares to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, to Bedford Government Obligations Money Market, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 533-7719 to determine whether the entity that will guarantee the signature is an eligible guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.

     Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800) 533-7719 (in Delaware call collect (302) 791-1196). The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     The Fund's telephone transaction procedures include the following measures:
(1)  requiring  the  appropriate  telephone  transaction  privilege  forms;  (2)
requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have checkwriting privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under the rules of the 1940 Act, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cashed at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

     The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in the Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

                                 NET ASSET VALUE


     The net asset value per share of the Portfolio for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time weekdays, with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). The FRB is currently closed on weekends and the same holidays on which the NYSE is closed (except Christmas Day (observed)), as well as Martin Luther King, Jr. Day, Veterans Day and Columbus Day. The Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of the Portfolio is determined independently of any of the Fund's other investment portfolios.


     The Fund seeks to maintain for the Portfolio a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

     With the approval of the Board of Directors, the Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

MANAGEMENT
-------------------------------------------------------------------------------

BOARD OF DIRECTORS


     The business and affairs of the Fund and each investment portfolio of the Fund are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate nineteen separate investment portfolios. The Government Obligations Money Market Portfolio is one of such portfolios.

INVESTMENT ADVISER AND SUB-ADVISER

     PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for the Government Obligations Money Market Portfolio. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank, serves as the sub-adviser for the Portfolio. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned subsidiary of PNC Bancorp Inc. PNC Bancorp, Inc., is a bank holding company and a wholly owned subsidiary of PNC Bank Corp, a multi-bank holding company.

     As investment adviser to the Portfolio, PIMC manages the Portfolio and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolio, and maintains the Portfolio's financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into portfolio transactions for the Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


     For the services provided to and expenses assumed by it for the benefit of the Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million. PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for the Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to the Portfolio (subject to certain adjustments). Such sub-advisory fees have no effect on the advisory fees payable by the Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreement with the Fund relating to the Portfolio. Any such arrangement would have no effect on the advisory fees payable by the Portfolio to PIMC.

     For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .30% of the average net assets of the Government Obligations Money Market Portfolio. For that same year, PIMC waived approximately .12% of the advisory fees payable with respect to the Government Obligations Money Market Portfolio.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN

     PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolio. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

     The expenses of the Portfolio are deducted from the total income of the Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of the Fund, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to the class.

     The investment adviser has agreed to reimburse the Portfolio for the amount, if any, by which the total operating and management expenses of the Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

     The investment adviser may assume additional expenses of the Portfolio from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolio for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing the Portfolio's expense ratio and of decreasing yield to investors.


     For the Fund's fiscal year ended August 31, 1996, the Fund's total expenses were 1.10% of average net assets with respect to the Bedford Class of the Government Obligations Money Market Portfolio (not taking into account waivers and reimbursements of .125%).

DISTRIBUTION OF SHARES
------------------------------------------------------------------------------

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg Pincus Counsellors, Inc., with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares pursuant to a distribution contract (the "Distribution Contract") with the Fund on behalf of the Class.

     The Board of Directors of the Fund approved and adopted the Distribution Contract and separate Plan of Distribution for the Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Class. Under the Distribution Contract, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of
 .60% of the average daily net assets of the Class on an annualized basis in any year. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to the Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under  the  Distribution   Contract  and  the  Plan,  the  Distributor  may
reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Contract. The Plan does not obligate the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     The Plan has been approved by the shareholders of the Class. Under the terms of Rule 12b-1, the Plan will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). The Plan may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the Class. The fee set forth above will be paid by the Fund on behalf of the Class to the Distributor unless and until the Plan is terminated or not renewed.

DIVIDENDS AND DISTRIBUTIONS
-------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Government Obligations Money Market Portfolio to the Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by the Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.

TAXES
-------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

     The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this tax treatment, the Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. The Portfolio does not intend to make distributions that will be eligible for the corporate dividends received deduction.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares or whether such gain was reflected in the price paid for the Shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Ordinarily, shareholders will include all dividends declared by the Fund in income in the year of payment. However, dividends declared in October, November or December of any year, payable to shareholders of record on a specified date in such a month, will be deemed to have been received by the shareholders and paid by the Fund on December 31, of such year, if such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions with respect to the Portfolio prior to the end of each calendar year to avoid liability for Federal excise tax.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

     Future  legislative  or  administrative  changes  or  court  decisions  may
materially   affect  the  tax   consequences  of  investing  in  the  Portfolio.
Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

DESCRIPTION OF SHARES
-------------------------------------------------------------------------------


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).


     The Fund offers multiple classes of shares in the Government Obligations Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensa-tion with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BEDFORD SHARES OF THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO SUCH SHARES.

     Each share that represents an interest in the Portfolio has an equal proportionate interest in the assets belonging to the Portfolio with each other share that represents an interest in the Portfolio, even where a share has a different class designation than another share representing an interest in the Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     Holders of shares of the Portfolio will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Fund may elect all of the directors.


     As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


OTHER INFORMATION
-------------------------------------------------------------------------------

REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect
(302) 791-1196).

                      (This Page Intentionally Left Blank.)

                      (This Page Intentionally Left Blank.)

                         BEDFORD GOVERNMENT OBLIGATIONS
                             MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to a class of Shares (the "Class") of The RBB Fund, Inc. representing interests in the Government Obligations Money Market Portfolio (the "Portfolio"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Bedford Government Obligations Money Market Portfolio Prospectus of The RBB Fund, Inc. dated December 3, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.



                                    CONTENTS



                                                                     Prospectus
                                                           Page         Page
                                                           ----      ----------

General .......................................              2            2
Investment Objective and Policies .............              2            5
Directors and Officers ........................              7           N/A
Investment Advisory, Distribution and Servicing
Arrangements ............................                   10           12
Portfolio Transactions ........................             14           N/A
Purchase and Redemption Information ...........             15            8
Valuation of Shares ...........................             16           11
Taxes .........................................             18           15
Additional Information Concerning Fund Shares..             21           15
Miscellaneous .................................             24           N/A
Financial Statements (Audited) ................             F-1          N/A
Appendix ......................................             A-1          N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to shares of the Class of common stock of the Fund (the "Shares") representing interests in the Government Obligations Money Market Portfolio of the Fund. The Shares are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Portfolio. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to the Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The

Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

                  MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

                  Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio.

                  The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

                  LENDING OF SECURITIES. With respect to loans by the Portfolio of its portfolio securities as described in the Prospectus, the Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by the Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loans by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities (including repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements and municipal securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


INVESTMENT LIMITATIONS.

                  The Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets, except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Act as an underwriter.

                           4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not

(together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.



                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:

                               Position with         Principal Occupation
Name, Address and Age              Fund              During Past Five Years
---------------------          -------------         ----------------------
Arnold M. Reichman - 48*         Director            Since 1986, Managing
466 Lexington Avenue                                 Director and Assistant
New York, NY  10017                                  Secretary, E.M. Warburg,
                                                     Pincus&  Co., Inc.; Since
                                                     1990,  Chief Executive
                                                     Officer and since
                                                     1991,  Secretary,
                                                     Counsellors Securities
                                                     Inc.; Officer of various
                                                     investment companies
                                                     advised  by Warburg,
                                                     Pincus Counsellors, Inc.

Robert Sablowsky - 58**          Director            Since OCTOBER 1996, SENIOR
110 Wall Street                                      VICE PRESIDENT OF
New York, NY  10005                                  FAHNESTOCK & CO., INC.
                                                     1985 TO 1996, Executive
                                                     Vice President of
                                                     Gruntal & Co., Inc.,
                                                     Director, Gruntal & Co.,
                                                     Inc.

                               Position with     Principal Occupation
Name, Address and Age              Fund          During Past Five Years
---------------------          -------------     ----------------------
Francis J. McKay - 60          Director          Since 1963, Executive
7701 Burholme Avenue                             Vice President, Fox Chase
Philadelphia, PA  19111                          Cancer Center (Biomedical
                                                 research and medical care).

Marvin E. Sternberg - 62       Director          Since 1974, Chairman,
937 Mt. Pleasant Road                            Director and President,
Bryn Mawr, PA 19010                              Moyco Industries, Inc.
                                                 (manufacturer of dental
                                                 supplies and precision coated
                                                 abrasives);
                                                 Since 1968, Director and
                                                 President, Mart MMM, Inc.
                                                 (formerly Montgomeryville
                                                 Merchandise Mart, Inc.) and
                                                 Mart PMM, Inc. (formerly
                                                 Pennsauken Merchandise Mart,
                                                 Inc.) (shopping centers); and
                                                 Since 1975, Director and
                                                 Executive Vice President,
                                                 Cellucap Mfg. Co., Inc.
                                                 (manufacturer of disposable
                                                 headwear).

Julian A. Brodsky - 63         Director          Director and Vice Chairman,
1969 to 1234 Market Street                       present, Comcast Corporation;
16th Floor                                       Director, Comcast Cablevision
Philadelphia, PA  19102                          of  Philadelphia (cable
                                                 televisionand
                                                 communications)and
                                                 Nextel (wireless
                                                 communications).

Donald van Roden - 72          Director          Self-employed
1200 Old Mill Lane                               businessman.  From
Wyomissing, PA  19610                            February 1980 to March 1987,
                                                 Vice Chairman, SmithKline
                                                 Beckman Corporation
                                                 (pharmaceuticals);
                                                 Director, AAA Mid-Atlantic
                                                 (auto service);
                                                 Director, Keystone
                                                 Insurance Co.

Edward J. Roach - 72           President         Certified Public
Suite 100,                     and Treasurer     Accountant; Vice
Bellevue Park Corporate Center                   Chairman of the Board,
400 Bellevue Parkway                             Fox Chase Cancer
Wilmington, DE  19809                            Center; Trustee Emeritus,
                                                 Pennsylvania  School for the
                                                 Deaf;Trustee Emeritus,
                                                 Immaculata
                                                 College; Vice President and
                                                 Treasurer of various investment
                                                 companies advised by PNC
                                                 Institutional Management
                                                 Corporation.

                               Position with     Principal Occupation
Name, Address and Age              Fund          During Past Five Years
---------------------          -------------     ----------------------
Morgan R. Jones - 57           Secretary         Chairman, the law firm of
1100 PNB Bank Building                           Drinker Biddle & Reath,
Philadelphia,
Broad and Chestnut Streets                       Pennsylvania; Director,
Philadelphia, PA  19107                          Rocking Horse Child Care
                                                 Centers of America, Inc.


----------
     * Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.


     ** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.



                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation FROM THE FUND IN THE FOLLOWING AMOUNTS:


               DIRECTORS                               COMPENSATION
               ---------                               ------------
               JULIAN A. BRODSKY                         $12,525
               FRANCIS J. MCKAY                           15,975
               MARVIN E. STERNBERG                        16,725
               DONALD VAN RODEN                           21,025

                  On October 24, 1990 the Fund adopted, as a Participating Employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the Portfolio's sub-ADVISER and the Fund's custodian, PFPC Inc. ("PFPC"), the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory and administrative services to the Portfolio pursuant to an Investment Advisory and Administration Agreement, dated August 16, 1988, and PNC Bank renders sub-advisory services to the Portfolio pursuant to a Sub-Advisory Agreement, dated August 16, 1988. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."


                  For the year ended August 31, 1996, PIHC RECEIVED (AFTER WAIVERS) $1,638,622 IN ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS PORTFOLIO. DURING THE SAME YEAR PIMC WAIVED $1,218,973 OF ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS PORTFOLIO. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $780,122 in advisory fees with respect to the Government OBLIGATIONS Money Market Portfolio. During the same year PIMC waived $398,363 of advisory fees with respect to the Government Obligations Money Market Portfolio. For the year ended August 31, 1994, PIMC received (after waivers) $580,435 in advisory fees with respect to the Government Obligations Money Market Portfolio. During the same year PIMC waived $461,938 of advisory fees with respect to the Government Obligations Money Market Portfolio.


                  As required by various state regulations, PIMC will reimburse the Fund or the Portfolio (as applicable) if and to the extent that the aggregate operating expenses of the Fund or the Portfolio exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1-1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to the Portfolio on an individual basis depends upon the particular regulations of such states.

                  The Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all the investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.


                  The Advisory Contracts were each most recently approved on July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved by shareholders of the Portfolio at a special meeting held December 22, 1989, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.


                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Portfolio (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Shares of the Fund pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems Shares, (b) addresses and mails all communications by the Portfolio to record owners of Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of the classes of the Fund. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at the annual rate of $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolio. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolio for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplement (the "Distribution Contract") entered into by the Distributor and the Fund with respect to the Shares, and a Plan of Distribution for the Shares (the "Plan"), both of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute the Shares. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contract, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling Shares of the Portfolio based on a percentage of the amounts invested by their customers.


                  The Plan as amended to reflect a change in the Fund's distributor in accordance with Rule 12b-1 and was most recently approved for continuation by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors") on July 10, 1996. The Plan was approved by shareholders at a special meeting held December 22, 1989, as adjourned.


                  Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Shares under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Shares; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.


                  During the year ended August 31, 1996, the Fund paid distribution fees to the Fund's Distributor under the Plan for the Bedford

Class of the Government Obligation Money Market Portfolio in the aggregate amount of $1,091,847 of which amount $1,072,131 was paid to dealers with whom the Distributor had entered into sales agreements and $19,716 was retained by the Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. During the same period, the Distributor waived no distribution fees for the Bedford Class of the Government Obligations Money Market Portfolio. The Fund believes that the Plan may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plan by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his previous position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.


                             PORTFOLIO TRANSACTIONS

                  The Portfolio intends to purchase securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less). Because the Portfolio intends to purchase only securities with remaining maturities of 397 calendar days or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect the Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.

                  Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for the Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to the Portfolio.

                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

                  Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by dividing the Portfolio's net assets by the number of outstanding shares of the Portfolio. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 p.m. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed on WEEKENDS AND New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS AS THE NYSE IS CLOSED EXCEPT CHRISTMANS DAY (OBSERVED) AS WELL AS MARTIN LUTHER KING, JR. DAY, VETERANS DAY AND COLUMBUS DAY.


                  The Fund calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. The current and effective yields of Shares of the Class are computed using standardized methods required by the SEC. The annualized yield for Shares of the Class is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one Share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Shares purchased with dividends declared and all dividends declared on both the original Share and such additional Shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.



                  The yield for the seven (7) day period ending August 31, 1996 for the Shares of the Class was 4.42%, and the effective yield for the same period for the Shares of the Class was 4.52%.



                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of Shares of the Class will fluctuate, it cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which the Portfolio invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investor Service, Inc. ("Moodys") and Standard & Poor's Corporation ("S&P") represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether the Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yield of Shares of the Class may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of Shares of the Class may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  The Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the

"Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by the Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades of businesses (the "Asset Diversification Requirement").


                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

                  The Portfolio is not intended to constitute a balanced investment program nor is it designed for investors seeking capital appreciation.

                  Distributions of net investment income received by the Portfolio from investments in debt securities and any net realized short-term capital gains distributed by the Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

                  While the Portfolio does not expect to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities, will be distributed annually. The Portfolio will not have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by the Portfolio as capital gain dividends may not exceed the net capital gain of the Portfolio for any taxable year, determined by excluding any net capital loss or any net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Portfolio's taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions between the tax treatment of capital gain and ordinary income distributions.

                  The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but, for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on municipal obligations) to the extent of the Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Portfolio intends to distribute all of its taxable income currently, the Portfolio does not anticipate incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES



                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (STRATEGIC GLOBAL Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common Stock (N/I MICROCAP),50 million shares are classified as Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S.

Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class N Common Stock constitute the Bedford Class. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, THE N/I FAMILY, THE BOSTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS, THE BOSTON PARTNERS FAMILY REPRESENTS INTEREST IN ONE NON-MARKET PORTFOLIO, the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the portfolio only if approved by the holders of a majority of the outstanding voting securities of the portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets,

Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in this Statement of Additional Information and have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                  CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.




PORTFOLIO                        NAME AND ADDRESS                PERCENT OWNED
---------                        ----------------                -------------
RBB Money Market       Luanne M. Garvey and Robert J. Garvey        12.7
Portfolio              2729 Woodland Avenue
(Class E)              Trooper, PA  19403

                       HAROLD  T. Erfer                             13.0
                       414 Charles Lane
                       Wynnewood, PA  19096

                       KAREN M. McElhinny and Contribution          16.9
                       Account
                       4943 King Arthur Drive
                       Erie, PA  16506

                       JOHN Robert Estrada and                      16.5
                       Shirley Ann Estrad
                       1700 Raton Drive
                       Arlington, TX  76018

                       ERIC Levine and Linda & Howard Levine        29.6
                       67 Lanes Pond Road
                       Howell, NJ  07731

RBB Municipal          William B. Pettus Trust                      11.4
Money Market           Augustine W. Pettus Trust
Portfolio              827 Winding Path Lane
(Class F)              St. Louis, MO  63021-6635

PORTFOLIO                        NAME AND ADDRESS                PERCENT OWNED
---------                        ----------------                -------------
                            SEYMOUR Fein                               88.6
                            P.O. Box 486
                            Tremont Post Office
                            Bronx, NY  10457-0486

CASH Preservation           Jewish Family and Children's               56.8
Money Market Portfolio      Agency of Philadelphia
(Class G)                   Capital Campaign
                            Attn: S. Ramm
                            1610 Spruce Street
                            Philadelphia, PA  19103

                            LYNDA  R. Succ Trustee                     12.3
                            for in Trustunder The
                            Lynda R. Campbell Caring Trust
                            935 Rutger Street
                            St. Louis, MO  63104

                            THERESA M. PALMER                           6.8
                            5731 N. 4TH STREET
                            PHILADELPHIA, PA 19120

CASH Preservation           Kenneth Farwell and Valerie                11.1
Municipal MoneyPortfolio    Farwell Jt. Ten
(Class H)                   3854 Sullivan
                            St. Louis, MO  63107

                            GARY L. LANGE and                          10.4
                            SUSAN D. LANGE JTTEN
                            13 MUIRFIELD CT NORTH
                            ST. CHARLES, MO  63309

                            ANDREW DIEDERICH AND DORIS DIEDERICH        6.1
                            1003 LINDENMAN
                            DES PERES, MO 63131

                            MARCELLA L. HAUGH CARING TR                15.3
                            DTD 8/12/91
                            40 PLAZA SQUARE
                            APT. 202
                            St. Louis, MO 63101

                            EMIL HUNTER AND MARY J. HUNTER              8.2
                            428 W. JEFFERSON
                            KIRKWOOD, MO 63122

PORTFOLIO                        NAME AND ADDRESS                 PERCENT OWNED
---------                        ----------------                -------------

                            GWENDOYLN HAYNES                           5.2
                            2757 GEYER
                            ST. LOUIS, MO

                            SAVANNAH THOMAS Trust                      5.2
                            230 MADISON AVE.
                            ROCK HILL, MD 63119

SANSOM Street Wasner & Co.  FAO Paine Webber and                      16.6
Money Market Portfolio      Managed Assets Sundry Holdings
(Class I)                   Attn:  Joe Domizio
                            200 Stevens Drive
                            Lester, PA  19113

                            SAXON and Co.                             74.8
                            FBO Paine Webber
                            P.O. Box 7780 1888
                            Philadelphia, PA  19182

                            ROBERTSON Stephens & Co.                   8.6
                            FBO Exclusive Benefit Investors
                            C/O ERIC MOORE
                            555 California  STREET/NO. 2600
                            San Francisco, CA 94101


BRADFORD MUNICIPAL          J.C. BRADFORD & CO.                        100
MONEY (CLASS R)             330 COMMERCE STREET
                            NASHVILLE, TN  37201

BRADFORD GOVERNMENT         J.C. BRADFORD & CO.                        100
OBLIGATIONS MONEY           330 COMMERCE STREET
(CLASS S)                   NASHVILLE, TN  37201

BEA INTERNATIONAL           BLUE CROSS & BLUE SHIELD                   5.1
EQUITY                      OF MASSACHUSETTS INC.
(CLASS T)                   RETIREMENT Income TRUST
                            100 SUMMER STREET
                            BOSTON, MA 02310

                            INVEST COMM OF MAFCO HOLD INC. MT
                            625 MADISON AVE., 4TH FLOOR                5.0
                            NEW YORK, NY  10022

BEA HIGH YIELD              TEMPLE Inland Master Retirement Trust     10.2
Portfolio                   303 South Temple Drive
(Class U)                   Diboll, TX   75941
r

PORTFOLIO                        NAME AND ADDRESS                PERCENT OWNED
---------                        ----------------                -------------

                            GUENTER FULL TRST MICHELIN                16.7
                            NORTH AMERICA INC.
                            MASTER TRUST
                            P. O. BOX 19001
                            GREENVILLE, SC 29602-9001

                            FLOUR CORPORATION MASTER
                            RETIREMENT TRUST
                            2383 MICHELSON DRIVE                       9.4
                            IRVINE, CA 92730

                            C S FIRST BOSTON PENSION FUND             10.0
                            PARK AVENUE PLAZA, 34TH FLOOR
                            55 E. 52ND STREET
                            NEW YORK, NY  10055
                            ATTN:  STEVE MEDICI

                            SC JOHNSON & SON, INC.                    13.3
                            RETIREMENT PLAN
                            1525 HOWE STREET
                            RACINE, WI  53403

                            GCIV EMPLOYER RETIREMENT FUND
                            8650 FLAIR DRIVE                           6.3
                            E. MONTE, CA  96731-3011

BEA Emerging                Wachovia Bank North Carolina              15.7
Markets Equity Portfolio    Trust for Carolina Power & Light
(Class V)                   Co. Supplemental Retirement Trust
                            301 N. Main Street
                            Winston-Salem, NC   27101

                            WACHOVIA BANK OF NORTH CAROLINA            5.4
                            AND FOR FLEMING COMPANIES INC.
                            TRST MASTER PENSION Trust
                            307 NORTH MAIN 3099 STREET
                            WINSTON, SALEM, NC 27150

                            HALL Family Foundation                    30.5
                            P.O. Box 419580
                            Kansas City, MO  64208

                            ARKANSAS PUBLIC EMPLOYEES                 10.8
                            RETIREMENT SYSTEM
                            124 W. CAPITOL AVENUE
                            LITTLE ROCK, AR 72201

                            NORTHERN Trust                            12.9
                            Trustee for Pillsbury
                            P.O. Box 92956
                            Chicago, IL  60675

PORTFOLIO                        NAME AND ADDRESS                PERCENT OWNED
---------                        ----------------                -------------

                          AMHERST H. Wilder Foundation                  5.9
                          919 Lafond Avenue
                          St. Paul, MN  55104

BEA US Core               Bank of New York                             45.3
Equity Portfolio          Trust APU Buckeye Pipeline
(Class X)                 One Wall Street
                          New York, NY  10286

                          WERNER & Pfleiderer Pension                   7.5
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446

                          WASHINGTON HEBREW CONGREGATION               11.1
                          3935 MACOMB ST. NW
                          WASHINGTON, DC 20016

                          SHAMUT BANK                                   6.3
                          TRST HOSPITAL ST. RAPHAEL
                          MALPRACTICE TR
                          ATTN: DCRF ACTIONS
                          P.O. BOX 92800
                          ROCHESTER, NY  14692-8900

BEA US Core Fixed         New England UFCW & Employers'                24.5
Income Portfolio          Pension Fund Board of Trustees
(Class Y)                 161 Forbes Road, Suite 201
                          Braintree, MA   02184

                          W.M. BURKE REHABILITATION                     5.4
                          HOSPITAL INC.
                          BURKE EMPLOYEES Pension  PLAN
                          795 MAMARONECK AVENUE
                          WHITE PLAINS, NY  10605

                          PATTERSON & Co.                               8.9
                          P.O. Box 7829
                          Philadelphia, PA  19102

                          MAC & CO                                      6.9
                          FAO 176-655
                          ROBF1766552
                          MUTUAL FUNDS OPERATIONS
                          P. O. BOX 3198
                          PITTSBURGH, PA 15230-3198

                          BANK OF NEW YORK                              9.6
                          TRST FENWAY PARTNERS MASTER TRUST
                          ONE WALL STREET, 12TH FLOOR
                          NEW YORK, NY 10286

PORTFOLIO                        NAME AND ADDRESS                PERCENT OWNED
---------                        ----------------                -------------
                           CITIBANK NA                                 12.8
                           TRST CS FIRST BOSTON
                           CORP EMP S/P
                           ATTN: SHEILA ADAMS
                           111 WALL STREET,
                           20TH FLOOR Z 1
                           NEW YORK, NY 10043

BEA Global Fixed           Sunkist Master Trust                        36.0
Income Portfolio           14130 Riverside Drive
(Class Z)                  Sherman Oaks, CA  91423

                           PATTERSON & CO.                             25.7
                           P. O. BOX 7829
                           PHILADELPHIA, PA 19101

                           KEY Trust Co. of Ohio                       20.8
                           FBO Eastern Enterp.
                           Collective Inv. Trust
                           P.O. Box 901536
                           Cleveland, OH  44202-1559

                           MARY E. MORTEN                               6.2
                           C/O CREDIT SUISSE NEW YORK
                           12 E. 49TH STREET, 40TH FLOOR
                           NEW YORK, NY  10017
                           ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal              William A. Marquard                         37.4
Bond Fund Portfolio        2199 Maysville Rd.
(Class AA)                 Carlisle, KY   40311

                           ARNOLD Leon                                 12.5
                           c/o Fiduciary Trust Company
                           P.O. Box 3199
                           Church Street Station
                           New York, NY  10008

                           IRWIN  Bard                                  6.2
                           1750 North East 183rd St. North
                           Miami Beach, FL  33160

                           MATTHEW M. SLOVES AND DIANE DECKER           5.7
                           SLOVES
                           TENANTS IN COMMON
                           1304 STAGECOACH ROAD, S.E.
                           ALBUQUERQUE, NM  87123

N/I MICRO CAP FUND         CHARLES SCHWAB & CO. INC.                   15.8
(Class  FF)                SPECIAL CUSTODY ACCOUNT FOR THE
                           EXCLUSIVE BENEFIT OF CUSTOMERS
                           ATTN: MUTUAL FUNDS
                           101 MONTGOMERY STREET
                           SAN FRANCISCO, CA 94101

PORTFOLIO                        NAME AND ADDRESS                PERCENT OWNED
---------                        ----------------                -------------
                               CHASE MANHATTAN BANK                  27.1
                               TRST COLLINS GROUP TRUST
                               940 NEWPORT CENTER DRIVE
                               NEWPORT BEACH, CA 92660

                               CURRIE & CO.                          5.6
                               c/o FIDUCIARY TRUST CO. INTL
                               P. O. Box  3199
                               CHURCH STREET STATION
                               NEW YORK,  NY 10008

N/I GROWTH FUND                CHARLES SCHWAB & CO. INC.             21.2
(Class  GG)                    SPECIAL CUSTODY ACCOUNT
                               FOR THE EXCLUSIVE BENEFIT
                               OF CUSTOMERS
                               ATTN: MUTUAL FUNDS
                               101 MONTGOMERY STREET
                               SAN FRANCISCO, CA 94101


                               U S EQUITY INVESTMENT                 18.7
                               PORTFOLIO LP
                               C/O ASSET MANAGEMENT
                               ADVISORS INC.
                               1001 N. US HWY
                               SUITE 800
                               JUPITER, FL 33447

                               BANK OF NEW YORK                       9.8
                               TRST SUNKIST GROWERS INC.
                               14130 RIVERSIDE DRIVE
                               SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND                 CHARLES SCHWAB & CO. INC.             24.4
VALUE FUND                     SPECIAL CUSTODY ACCOUNT FOR
(CLASS HH)                     THE EXCLUSIVE BENEFIT OF
                               CUSTOMERS
                               ATTN: MUTUAL FUNDS
                               101 MONTGOMERY STREET
                               SAN FRANCISCO, CA 94104

JANNEY Montgomery              Janney Montgomery Scott                100
Scott Money Market             1801 Market Street
Portfolio                      Philadelphia, PA  19103-1675
(Class JANNEY MONEY
MARKET)

JANNEY Montgomery Scott        JANNEY Montgomery Scott                100
Municipal Money Market         1801 Market Street
Portfolio                      Philadelphia, PA  19103-1675
(Class JANNEY MUNICIPAL
MONEY MARKET)

PORTFOLIO                        NAME AND ADDRESS                PERCENT OWNED
---------                        ----------------                -------------

Janney Montgomery Scott          JANNEY Montgomery Scott               100
Government Obligations           1801 Market Street
Scott Money Market Portfolio     Philadelphia, PA  19103-1675
(Class JANNEY GOVERNMENT
OBLIGATIONS MONEY)

Janney Montgomery Scott          JANNEY Montgomery Scott               100
New York Municipal Money         1801 Market Street
Market Portfolio                 Philadelphia, PA  19103-1675
(Class JANNEY N.Y.
MUNICIPAL MONEY)



                  As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date directors and officers as a group owned less than one percent of the shares of the Fund.

                  LITIGATION. There is currently no material litigation affecting the fund.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

          AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

          Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   -------------
CERTIFICATES OF DEPOSIT--12.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.500% 01/13/97 ........................        $50,000   $ 50,000,000
Mellon Bank
   5.540% 02/07/97 ........................         50,000     50,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.2%
Bank of Tokyo-Mitsubishi
   5.600% 11/04/96 ........................         25,000     25,000,000
Banque Nationale de Paris
   5.430% 09/30/96 ........................         50,000     50,000,392
Swedbank
   5.530% 09/12/96 ........................         30,000     30,000,090
   5.440% 11/06/96 ........................         75,000     75,001,356
                                                             ------------
                                                              180,001,838
                                                             ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $280,001,838) ................                   280,001,838
                                                             ------------
COMMERCIAL PAPER--56.1%
ASSET BACKED SECURITIES--5.8%
Corporate Receivables Corp.
   5.350% 11/21/96 ........................         25,000     24,699,063
   5.400% 01/15/97 ........................         25,800     25,273,680
Cxc, Inc.
   5.320% 11/20/96 ........................         30,000     29,645,333
Sigma Finance, Inc.
   5.420% 02/20/97 ........................         50,000     48,705,222
                                                             ------------
                                                              128,323,298
                                                             ------------
BANKS--2.3%
Chase Manhattan Corp.
   5.330% 01/10/97 ........................         25,000     24,515,118
National City Corp.
   5.270% 09/11/96 ........................         25,000     24,963,403
                                                             ------------
                                                               49,478,521
                                                             ------------


                                                  PAR
                                                 (000)        VALUE
                                                -------   -------------
CIGARETTES--3.0%
American Brands, Inc.
   5.300% 12/12/96 .....................        $21,000   $ 20,684,650
   5.290% 12/13/96 .....................         25,000     24,621,618
   5.480% 01/06/97 .....................         20,000     19,613,356
                                                          ------------
                                                            64,919,624
                                                          ------------
FINANCE SERVICES--1.7%
Countrywide Funding Corp.
   5.450% 10/18/96 .....................         38,000     37,729,619
                                                          ------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.3%
Newell Co.
   5.320% 09/12/96 .....................         50,000     49,918,722
                                                          ------------
PERSONAL CREDIT INSTITUTIONS--10.7%
BMW US Capital Corp.
   5.340% 09/09/96 .....................         33,196     33,156,607
   5.300% 09/16/96 .....................         50,000     49,889,583
Ford Motor Credit Corp.
   5.430% 10/22/96 .....................         50,000     49,615,375
   5.400% 12/12/96 .....................         50,000     49,235,000
General Motors Acceptance Corp.
   5.580% 12/26/96 .....................         30,000     29,460,600
   5.460% 02/12/97 .....................         25,000     24,378,167
                                                          ------------
                                                           235,735,332
                                                          ------------
PETROLEUM REFINING--1.1%
Repsol Int'l Finance B.V.
   5.370% 12/27/96 .....................         25,000     24,563,688
                                                          ------------
PHARMACEUTICAL PREPARATIONS--2.7%
American Home Products Corp.
   5.250% 09/03/96 .....................         60,000     59,982,500
                                                          ------------
SEARCH, DETECTION, NAVIGATION,
GUIDANCE AERONAUTIC SYSTEMS--4.5%
Raytheon Co.
   5.280% 09/17/96 .....................        100,000     99,765,333
                                                          ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)         VALUE
                                                   --------   --------------
SECURITY BROKERS & DEALERS--12.9%
Lehman Brothers Holdings Inc.
   5.500% 09/12/96 ..........................      $ 55,000   $   54,907,569
Merrill Lynch & Co. Canandian DCP
   5.500% 11/18/96 ..........................        50,000       49,404,167
Morgan Stanley Group, Inc.
   5.400% 09/23/96 ..........................        25,000       24,917,500
   5.300% 10/21/96 ..........................        50,000       49,631,945
   5.310% 12/13/96 ..........................        30,000       29,544,225
Nomura Holding America, Inc.
   5.510% 10/24/96 ..........................        25,000       24,797,201
   5.380% 11/14/96 ..........................        50,000       49,447,056
                                                              --------------
                                                                 282,649,663
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--9.1%
American Express Credit Corp.
   5.280% 09/05/96 ..........................       100,000       99,941,333
Sears Roebuck Acceptance Corp.
   5.310% 09/04/96 ..........................        50,000       49,977,875
   5.480% 10/31/96 ..........................        50,000       49,543,333
                                                              --------------
                                                                 199,462,541
                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,232,528,841) ................                  1,232,528,841
                                                              --------------
MUNICIPAL BONDS--5.4%
CALIFORNIA--0.9%
San Bernardino County California
   Certificate of Participation County
   Center Refinancing Project,
   Series 1995 (LOC Canadian
   Imperial Bank of Commerce)(DOUBLE DAGGER)
   5.650% 09/07/96 ..........................         7,800        7,800,000
Adventist Health Systems West
   Series 1988 (LOC-First Interstate
   Bank of California)(DAGGER)
   3.750% 09/04/96 ..........................        12,925       12,925,000
                                                              --------------
                                                                  20,725,000
                                                              --------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue
   (LOC Sun Bank, N.A.)(DOUBLE DAGGER)
   5.650% 09/05/96 ..........................         2,900        2,900,000
                                                              --------------


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority (Emory U.)(DOUBLE DAGGER)
   5.450% 09/04/96 ......................       $10,100   $10,100,000
                                                          -----------
ILLINOIS--0.8%
Barton Healthcare Taxable Revenue
   Bonds Series 1995 DN (LOC-
   American Nation Bank)(DAGGER)
   5.550% 09/04/96 ......................        12,455    12,455,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992
   (LOC-Societe Generale)(DOUBLE DAGGER)
   5.650% 09/04/96 ......................           600       600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville CORP Project)
   Series 1993-B (LOC-First National
   Bank of Chicago)(DOUBLE DAGGER)
   5.550% 09/04/96 ......................         4,400     4,400,000
                                                          -----------
                                                           17,455,000
                                                          -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (LOC-Societe Generale)
   VRDN(DAGGER)
   5.550% 09/04/96 ......................         4,200     4,200,000
                                                          -----------
MINNESOTA--0.2%
Fairview Hospital And Healthcare Services
   Taxable ADJ Convertible Extendable
   Securities Series 1994
   (MBIA Insurance) VRDN(DAGGER)
   5.550% 09/05/96 ......................         5,100     5,100,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, Mississippi
   (LOC-RaboBank Nederland)
   IDRB VRDN(DAGGER)
   5.450% 09/04/96 ......................         1,400     1,400,000
   5.450% 09/04/96 ......................         2,155     2,155,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                -------   -----------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   Taxable IDRB (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corporation Guaranty)
   (LOC-Sun Bank, N.A.) VRDN(DAGGER)
   5.550% 09/04/96 .....................        $14,000   $ 14,000,000
Mississippi Business Finance Corp.
   Taxable IDRB VRDN(DAGGER)
   5.450% 09/07/96 .....................          3,200      3,200,000
                                                          ------------
                                                            20,755,000
                                                          ------------
NEW YORK--0.6%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable Securities
   Series 1990  (LOC-Morgan
   Guaranty Trust Company) VRDN(DAGGER)
   5.500% 09/04/96 .....................         12,300     12,300,000
                                                          ------------
NORTH CAROLINA--0.6%
Community Health Systems, Inc.
   Taxable (LOC-First Union National
   Bank of North Carolina)
   Series 1991-A(DAGGER)
   5.700% 09/04/96 .....................            400        400,000
City of Ashville North Carolina
   (LOC-Wachovia Bank of N.C.)
   Tax Corp.(DAGGER)
   5.400% 09/04/96 .....................         12,700     12,700,000
                                                          ------------
                                                            13,100,000
                                                          ------------
TEXAS--0.7%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project
   Series 1990 (LOC-Citibank N.A.)
   VRDN(DAGGER)
   5.550% 09/04/96 .....................         14,800     14,800,000
                                                          ------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,435,000) .............                   121,435,000
                                                          ------------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ------------
REVENUE ANTICIPATION NOTES--0.3%
MANDATORY PUT BONDS--0.3%
Bremen, Inc. Tax Adjustable Notes
   (LOC-Society National Bank)
   5.500% 09/05/96 ........................        $ 6,000   $  6,000,000
                                                             ------------
     TOTAL REVENUE ANTICIPATION NOTES
       (Cost $6,000,000) ..................                     6,000,000
                                                             ------------
CORPORATE OBLIGATIONS--10.2%
BANKS--2.3%
Norwest Corp.(DAGGER)
   5.398% 09/28/96 ........................         50,000     50,000,000
                                                             ------------
PERSONAL CREDIT INSTITUTIONS--0.9%
General Motors Acceptance Corp.
   5.410% 09/01/96(DAGGER) ................          5,000      4,998,894
General Motors Acceptance Corp.
   7.900% 03/12/97 ........................         14,750     14,950,198
                                                             ------------
                                                               19,949,092
                                                             ------------
SECURITY BROKERS & DEALERS--7.0%
Bear Stearns & Co., Inc.
   5.290% 03/11/97 ........................         20,000     20,000,000
Goldman Sachs Group, LP
   5.711% 11/06/96(DAGGER) ................         53,000     53,000,000
Lehman Brothers Holdings Inc.
   5.600% 09/05/96(DAGGER) ................         50,000     50,000,000
Merrill Lynch & Co.
   5.000% 12/15/96 ........................          5,000      4,991,584
   5.120% 02/27/97 ........................         25,000     24,997,555
                                                             ------------
                                                              152,989,139
                                                             ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $222,938,231) ................                   222,938,231
                                                             ------------
AGENCY OBLIGATIONS--2.5%
Student Loan Marketing Association(DAGGER)
   5.390% 09/03/96 ........................         25,000     24,994,375
   5.410% 09/03/96 ........................         10,000     10,000,000
   5.420% 09/03/96 ........................         20,000     20,000,000
                                                             ------------
    TOTAL AGENCY OBLIGATIONS
       (Cost $54,994,375) .................                    54,994,375
                                                             ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   --------------
TIME DEPOSITS--12.6%
Bank of Tokyo-Mitsubishi
   5.375% 09/03/96 ..........................      $76,800   $   76,800,000
Dai-ichi Kangyo Bank
   5.406% 09/05/96 ..........................       50,000       50,000,000
First National Bank of Boston
   5.344% 09/05/96 ..........................       50,000       50,000,000
First Union National Bank of NC
   5.250% 09/03/96 ..........................      100,000      100,000,000
                                                             --------------
     TOTAL TIME DEPOSITS
       (Cost $276,800,000) ..................                   276,800,000
                                                             --------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $2,194,698,285*) ...................                 2,194,698,285
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .....................                     1,125,153
                                                             --------------
NET ASSETS (Applicable to
   1,109,351,734 Bedford shares,
   202,360 Cash Preservation shares,
   561,873,247 Janney Montgomery
   Scott shares, 61,412 RBB shares,
   524,367,399 Sansom Street shares
   and 800 other shares)--100.0% ............                $2,195,823,438
                                                             ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,195,823,438 (DIVIDE) 2,195,856,952) ..                         $1.00
                                                                      =====
*  Also cost for Federal income tax purposes
(DAGGER) Variable Rate Obigations -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ............................Variable Rate Demand Note
LOC ......................................Letter of Credit
IDR.........................Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)      VALUE
                                                -------   ----------
MUNICIPAL BONDS--99.8%
ALABAMA--0.7%
Alabama Special Care Facilities
   Authority St. Vincent's Daughters of
   Charity MB(AA, Aa)(DOUBLE DAGGER)
   4.000% 11/01/96 .......................      $ 1,735   $1,736,028
Livingston IDR Toin Corp USA Project
   DN / (Ind. Bank of Japan LOC)
   [A-1+, VMIG-1](DAGGER)
   4.150% 09/07/96 .......................        1,000    1,000,000
                                                          ----------
                                                           2,736,028
                                                          ----------
ALASKA--0.5%
Alaska Industrial Development & Export
   Authority RB Series 1984-5
   (LOC-Seattle First National Bank)
   DN [A-1](DAGGER)
   3.600% 09/07/96 .......................        2,045    2,045,000
                                                          ----------
ARIZONA--1.8%
Flagstaff IDA DN / (LOC-Wells Fargo)
   [A, A-1](DAGGER)
   3.550% 09/07/96 .......................        7,755    7,755,000
                                                          ----------
ARKANSAS--0.4%
Arkansas State Development Authority
   Health Care Facility Sisters of
   Mercy DN/ (ABM-AMRO Bank N.V. LOC)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .......................        1,700    1,700,000
                                                          ----------
CALIFORNIA--14.8%
California Pollution Control DN / (Society
   General LOC) [A-1+](DAGGER)
   3.150% 09/30/96 .......................        2,000    2,000,000
California Pollution Control Finance
   Authority (Pacific Gas & Electric Co.
   Project) Series 1996 C DN  (Bank of
   America LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................        8,200    8,200,000
Los Angeles County Housing Authority
   Malibu Meadows Project
   Series A DN (LOC- Sumitomo Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .......................        4,100    4,100,000


                                                         PAR
                                                        (000)       VALUE
                                                       -------   -----------
CALIFORNIA--(CONTINUED)
Los Angeles County
   Series 1996 A TRAN
   (Credit Suisse LOC) [SP-1+,
   MIG-1](DOUBLE DAGGER)
   4.500% 06/30/97 ..............................      $10,315   $10,371,569
Oakland (LOC- Natwest PLC) DN(DAGGER)
   3.750% 09/07/96 ..............................       11,600    11,600,000
San Bernardino County
   TRAN / (Landesbank Hessen-
   Thuringen LOC) [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        5,000     5,024,890
Southeast Resource Recovery Facility
   Authority Lease RB DN [A-1, VMIG-1](DAGGER)
   3.550% 09/07/96 ..............................        7,500     7,500,000
State of California 1996-97 RAN
   [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        7,000     7,029,519
State of California RAN Series C-5 /
   (Bank of America LOC) [A-1+, MIG]
   3.850% 09/07/96 ..............................        1,000     1,000,000
Washington Township Hospital District
   Alemeda County DN / (Ind. Bank of
   Japan LOC)(DAGGER)
   3.450% 09/07/96 ..............................        5,300     5,300,000
                                                                 -----------
                                                                  62,125,978
                                                                 -----------
COLORADO--1.8%
Colorado State General Fund Revenue
   Series 1996 A TRAN [SP-1+, MIG-1]
   4.500% 06/27/97 ..............................        5,000     5,025,623
Moffat County DN [A-1+, P-1](DAGGER)
   3.550% 09/07/96 ..............................        2,400     2,400,000
                                                                 -----------
                                                                   7,425,623
                                                                 -----------
CONNECTICUT--0.7%
Connecticut State of Special Assessment
   Unemployment Compensation
   Advance Fund Revenue (Connecticut
   Unemployment Project)
   Series 1993 C MB (FGIC Insurance)
   [A-1+, VMIG-1](DOUBLE DAGGER)
   3.900% 07/01/97 ..............................        3,000     3,000,000
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities Refunding
   (Delmarva Power & Light Project)
   Series 1993 C (Delmarva Power &
   Light Corporate Obligation)
   RB DN [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       $ 3,000   $ 3,000,000
                                                             -----------
FLORIDA--1.4%
Florida Housing Finance Agency
   DN / (Wells Fargo Bank LOC) [A-1](DAGGER)
   3.850% 09/30/96 .........................         3,000     3,000,000
Indian River County Hospital District
   Sunhealth Network MB / (Kredietbank
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.700% 10/08/96 .........................         3,000     3,000,000
                                                             -----------
                                                               6,000,000
                                                             -----------
GEORGIA--3.6%
Atlanta Urban Residential Finance
   Authority RB DN (Residential
   Construction -- Summerhill Project) /
   (First Union National Bank of North
   Carolina LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
Brunswick and Glynn Development
   Authority Sewage Facility RB DN for
   Georgia-Pacific Corp. Project
   (LOC-Commerce Bank)
   Series 1996 [Aa2](DAGGER)
   3.650% 09/07/96 .........................         3,000     3,000,000
Carrollton Payroll Development
   Authority Certificates RAN [Aa3]
   3.650% 09/07/96 .........................         6,000     6,000,000
Forsyth County IDA RB for American
   Boa, Inc. Project (LOC- Dresdner
   Bank A.G.) DN(DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
                                                             -----------
                                                              15,000,000
                                                             -----------


                                                    PAR
                                                   (000)      VALUE
                                                  -------  ------------
ILLINOIS--8.8%
Chicago O'Hare International Airport DN
   (American Airlines) Series C / (LOC-
   Royal Bank of Canada) [VMIG-1](DAGGER)
   3.750% 09/01/96 .......................       $ 1,200   $ 1,200,000
Health Facility Authority DN (Central
   Health Care and Northwest
   Community Hospital) / (Sumitomo
   Bank LOC) [VMIG-1](DAGGER)
   3.450% 09/07/96 .......................         1,545     1,545,000
Illinois Development Finance Authority
   CHS Acquisition Corp. Project DN /
   (ABM-AMRO Bank N.V. LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................         5,035     5,035,000
Illinois Development Finance Authority
   RB DN (Chicago Symphony
   Orchestra Project) / (Northern Trust
   LOC) [A-1, VMIG-1](DAGGER)
   3.500% 09/07/96 .......................         8,400     8,400,000
Illinois Health Facility Authority Carle
   Foundation Project DN / (Northern
   Trust LOC) [VMIG-1](DAGGER)
   3.550% 09/07/96 .......................         2,600     2,600,000
Illinois Housing Development Authority
   Multifamily Housing Bonds DN /
   (Landesbank Hessen-Thuringen LOC)
   [A-1+](DAGGER)
   3.500% 09/07/96 .......................         1,000     1,000,000
Illinois Housing Development Authority
   Series C-2  DN / (Society General LOC)
   [VMIG-1](DAGGER)
   3.450% 09/03/96 .......................         2,200     2,200,000
Illinois Student Loan Authority
   Community Student Loan RB DN /
   (Bank of America LOC) [VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         7,800     7,800,000
O'Hare International Airport Special
   Facility RB DN / (Society General
   LOC) [Aa2, VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         5,800     5,800,000
Southwestern Development Authority
   (Shell Oil Co. Wood River Project)
   Series 1995 MB [Aa2,
   VMIG-1](DOUBLE DAGGER)
   3.950% 09/01/96 .......................         1,375     1,375,000
                                                           -----------
                                                            36,955,000
                                                           -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                 -------    ----------
INDIANA--9.5%
Bremen IDA RB Series 1996 A
   Universal Bearings, Inc. Project
   Private Placement DN / (Society
   National Bank of Cleveland
   LOC)(DAGGER)
   3.800% 09/07/96 ........................      $ 5,000   $5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center I
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        2,900    2,900,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center II,
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        5,000    5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center III
   Project) / (LOC-Society National Bank of
   Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        4,500    4,500,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center IV
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        2,600    2,600,000
Indiana Health Facility Authority
   Daughters of Charity for St. Mary's
   Medical DN [AA, Aa](DAGGER)
   4.000% 11/01/96 ........................          840      840,497
La Porte County Economic Development
   RB DN (Pedcor Investments --
   Woodland Crossing) / (Federal Home
   Loan Bank LOC) [VMIG-1, Aaa](DAGGER)
   3.600% 09/07/96 ........................        2,000    2,000,000
Orleans Economic Development RB for
   Almana Limited Liability Co. Project
   Series 1995 (LOC-National Bank of
   Detroit) DN(DAGGER)
   3.650% 09/07/96 ........................        5,400    5,400,000
Portage, City of Economic Development
   RB DN (Breckenridge Apartments
   Project) / (Comerica Bank Detroit LOC)
   [A-1](DAGGER)
   3.650% 09/07/96 ........................        4,650    4,650,000


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
INDIANA--(CONTINUED)
South Bend Redevelopment Authority
   (College Football Hall of Fame
   Project) Series DN (Fuji Bank LOC)
   [VMIG-1](DAGGER)
   4.000% 09/07/96 ......................       $ 4,100   $ 4,100,000
Tippencanoe DN / (Bank of
   New York LOC) [Aa3, VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         3,000     3,000,000
                                                          -----------
                                                           39,990,497
                                                          -----------
IOWA--1.9%
Iowa Finance Authority
   IDA RB DN (Sauer-Sundstrand Co.
   Project) / (Bayerische LB Girozentrale
   LOC) [P-1](DAGGER)
   3.600% 09/07/96 ......................         4,000     4,000,000
Iowa Finance Authority Tax-Exempt
   Adjustable Mode IDA RB DN (Dixie
   Bedding Co. Project) Series 1995 /
   (Wachovia LOC) [Aa2](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
Osceola IDA RB (Babson Brothers Co.
   Projects) Series 1986 DN / (Bank of
   New York LOC) [VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         1,100     1,100,000
                                                          -----------
                                                            8,100,000
                                                          -----------
KANSAS--2.8%
Burlington PCR RB MB (Kansas City
   Power & Light  Company) /
   (Deutsche  Bank LOC)
   [A-1+, P-1](DOUBLE DAGGER)
   3.650% 10/10/96 ......................         2,000     2,000,000
Butler County Solid Waste Disposal
   Facilities RB DN [VMIG-1, A1](DAGGER)
   4.000% 09/07/96 ......................         2,000     2,000,000
Lawrence County Project IDA RB
   Series A RAM Co. Project /
   (Wachovia LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/05/96 ......................         2,125     2,125,000
Shawnee IDA RB Thrall Enterprises, Inc.
   Project DN (LOC-ABM-AMRO
   Bank N.V.)[A-1+](DAGGER)
   3.900% 09/07/96 ......................         5,700     5,700,000
                                                          -----------
                                                           11,825,000
                                                          -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                      PAR
                                                     (000)       VALUE
                                                    -------   -----------
KENTUCKY--5.5%
Clark County PCR RB MB
   (East Kentucky Power Cooperative,
   Inc.) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.400% 10/15/96 ..........................       $ 2,000   $ 2,000,000
Hopkinsville IDA RB Douglas Autotech
   Corp. Project Series 1995 DN /
   (Ind. Bank of Japan LOC) [A, A-1](DAGGER)
   4.150% 09/07/96 ..........................         7,700     7,700,000
Hopkinsville RB (American Precision
   Machinery) Series 1990 DN /
   (Mitsubishi Bank LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 ..........................         3,600     3,600,000
Maysville, City of Solid Waste Disposal
   Facilities RB MB [A-1, P-1](DOUBLE DAGGER)
   3.700% 09/12/96 ..........................        10,000    10,000,000
                                                              -----------
                                                               23,300,000
                                                              -----------
LOUISIANA--3.4%
Ascension Parish RB DN BASF
   Corp. [P-1, Aa3](DAGGER)
   3.550% 09/07/96 ..........................         2,800     2,800,000
East Baton Rouge Mortgage Finance
   Authority MB Single Family
   Mortgage Purchase Bonds /
   (FNMA LOC) [VMIG-1](DOUBLE DAGGER)
   3.400% 10/03/96 ..........................         2,910     2,910,000
East Baton Rouge Parish Pacific Corp.
   Project DN / (Ind. Bank of
   Japan LOC) [Aaa, VMIG-1](DAGGER)
   3.850% 09/07/96 ..........................         6,500     6,500,000
Saint Charles PCR Series 1991 Shell
   Oil Co. DN [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 ..........................         1,900     1,900,000
                                                              -----------
                                                               14,110,000
                                                              -----------
MARYLAND--3.2%
Howard County Bluffs at Clary's
   Forest Apartment Facility
   Series 1995 DN /
   (FNB Maryland LOC) [A-1](DAGGER)
   3.900% 09/07/96 ..........................         5,800     5,800,000


                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
MARYLAND--(CONTINUED)
Maryland State Community
   Development Adminstration
   Department Single Family Housing
   Bonds Project -- 2nd Series MB
   [VMIG-1](DOUBLE DAGGER)
   3.550% 10/01/96 ........................       $ 7,835   $ 7,835,000
                                                            -----------
                                                             13,635,000
                                                            -----------
MICHIGAN--0.6%
Michigan State Hospital Finance
   Authority Daughters of Charity MB
   [AA, Aa](DOUBLE DAGGER)
   4.000% 11/01/96 ........................           875       875,518
Michigan State Strategic Fund Limited
   Obligation RB DN / (Comerica Bank
   Detroit LOC) [A-1, P-1](DAGGER)
   3.650% 09/07/96 ........................           800       800,000
Northville IDA (Thrifty Northville Project)
   Series 1984 DN / (LOC-FNB Chicago)
   [P-1](DAGGER)
   3.525% 09/07/96 ........................         1,000     1,000,000
                                                            -----------
                                                              2,675,518
                                                            -----------
MISSOURI--3.3%
City of Berkeley IDA RB Exempt Facility
   DN (St. Louis Air Cargo Services, Inc.
   Project) / (LOC-Sumitomo Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         5,200     5,200,000
City of Kansas IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN / (Bank of New York
   LOC) [A-1](DAGGER)
   3.650% 09/07/96 ........................         1,100     1,100,000
Kansas City IDA Demand Exempt Facility
   RB (K.C. Air Cargo Services, Inc.
   Project) DN / (LOC-Mellon Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         7,600     7,600,000
                                                            -----------
                                                             13,900,000
                                                            -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
NEBRASKA--0.9%
Lancaster Sun-Husker Foods, Inc.
   Project DN / (Bank of Tokyo LOC)
   [A-1+](DAGGER)
   4.150% 09/07/96 .........................      $ 3,800   $ 3,800,000
                                                            -----------
NEVADA--0.9%
Clark County Airport System Subordinate
   Lien RB DN Series 1995 A-2 / (Toronto
   Dominion LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 .........................        1,680     1,680,000
Clark County IDA RB DN / (Swiss Bank
   LOC) [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 .........................        2,300     2,300,000
                                                            -----------
                                                              3,980,000
                                                            -----------
NEW HAMPSHIRE--4.8%
Health and Higher Education Facility
   Authority Veteran Hospital Assoc.
   DN Series 1985 E / (AMBAC
   Insurance) [A-1+](DAGGER)
   3.400% 09/07/96 .........................          200       200,000
New Hampshire Higher Education &
   Health Facility DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................          600       600,000
New Hampshire State Housing Finance
   Authority Multifamily RB Countryside
   Project DN / (General Electric Capital
   Corp. LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       14,700    14,700,000
New Hampshire State Housing Finance
   Authority Single Family Housing
   Bond MB / (FGIC Insurance)
   [VMIG-1](DOUBLE DAGGER)
   3.650% 01/15/97 .........................        4,500     4,500,000
                                                            -----------
                                                             20,000,000
                                                            -----------
NORTH CAROLINA--0.1%
Mecklenburg County Industrial Facility
   and Pollution Control Financing
   Authority (Edgcomb Metals Co.
   Project) Series 1984 DN / (Banque
   Nationale de Paris LOC)(DAGGER)
   3.500% 09/07/96 .........................          300       300,000
                                                            -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
NORTH DAKOTA--0.8%
North Dakota Housing Finance Agency
   Housing Finance Program Bonds
   Home Mortgage Finance Program
   DN / (FGIC Insurance) [VMIG-1](DAGGER)
   3.850% 04/03/97 ........................       $ 3,500   $ 3,500,000
                                                            -----------
OKLAHOMA--0.5%
Oklahoma Development Finance
   Authority Shawnee Funding Limited
   DN / (Bank of Nova Scotia LOC)(DAGGER)
   3.650% 09/07/96 ........................         2,000     2,000,000
                                                            -----------
PUERTO RICO--0.1%
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) DN /
   (LOC-Bank of Tokyo) [A-1](DAGGER)
   3.550% 09/07/96 ........................           600       600,000
                                                            -----------
RHODE ISLAND--0.5%
Rhode Island Housing & Mortgage
   Finance Corp. Convertible Home
   Ownership Opportunity Bonds
   Series 19 D MB / (Society General
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.550% 01/30/97 ........................         2,000     2,000,000
                                                            -----------
SOUTH CAROLINA--3.7%
Anderson County IDA RB for Culp, Inc.
   Project DN / (Wachovia LOC)(DAGGER)
   3.600% 09/07/96 ........................         6,580     6,580,000
Marlboro County Solid Waste Disposal
   Facilities RB DN (Willamette Industries,
   Inc. Project) Series 1995 (LOC-
   Deutsche Bank A.G.) [A-1](DAGGER)
   4.050% 09/07/96 ........................         9,000     9,000,000
                                                            -----------
                                                             15,580,000
                                                            -----------
TENNESSEE--2.5%
Memphis General Improvement DN /
   (LOC-West Deutsche Landesbank)
   [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 ........................         1,000     1,000,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
TENNESSEE--(CONTINUED)
Metropolitan Nashville Airport Authority,
   Airport Improvement Series 1993 RB
   DN / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/04/96 ......................       $ 1,100   $ 1,100,000
Montgomery County Public Building
   Authority County Loan Pool G.O. DN /
   (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 ......................         2,400     2,400,000
Oak Ridge Municipal Solid Waste
   Disposal Facility Bonds
   Series 1996 M4 Environmental
   Project DN / (Sunbank LOC)(DAGGER)
   3.650% 09/07/96 ......................         6,000     6,000,000
                                                          -----------
                                                           10,500,000
                                                          -----------
TEXAS--6.9%
Angelina and Neches River Authority
   Solid Waste Disposal RB MB
   [A-1, P-1](DOUBLE DAGGER)
   3.800% 10/11/96 ......................         5,300     5,300,000
Brazos River Harbor Navigation
   (Dow Chemical Co. Project)
   Series 1988 DN [P-1](DAGGER)
   3.700% 10/11/96 ......................         2,000     2,000,000
Harris County Health Facilities
   Development Corp. Hospital
   RB DN [A-1+](DAGGER)
   3.750% 09/01/96 ......................         7,200     7,200,000
San Antonio Housing Finance Corp.
   (Wellington Place Apartments)
   (LOC-Banc One) Series 1995
   A DN [A-1+, AA](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
State of Texas TAN [SP-1+, MIG]
   4.750% 08/29/97 ......................         7,000     7,053,017
Texas State Veterans Housing
   Authority MB(DOUBLE DAGGER)
   3.900% 11/06/96 ......................         4,000     4,000,000
Travis County Housing Finance
   Authority MB(DOUBLE DAGGER)
   4.000% 11/01/96 ......................           430       430,255
                                                          -----------
                                                           28,983,272
                                                          -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
UTAH--2.0%
Intermountain Power Agency Power
   Supply Refunding Series 1985 E (Spa-
   Bank of America) RB MB / (Morgan
   Guaranty LOC) [A-1, VMIG-1](DOUBLE DAGGER)
   3.930% 06/16/97 ..........................      $ 2,000   $2,000,000
Salt Lake Airport RB DN (LOC-Credit
   Suisse) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................        2,300    2,300,000
Utah State Board of Regents Student
   Loan Revenue Series C RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................        3,400    3,400,000
Utah State Board of Regents Student
   Loan Revenue Series L RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................          900      900,000
                                                             ----------
                                                              8,600,000
                                                             ----------
VERMONT--0.2%
Vermont Educational & Health Buildings
   Agency Hospital RB (AMBAC Insurance)
   DN [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................          855      855,000
                                                             ----------
VIRGINIA--5.7%
Alexandria IDA Adjustable Tender
   Resource Recovery (Alexandria/
   Arlington Waste-to-Energy Facility)
   Series 1986 A DN / (Swiss Bank LOC)
   [VMIG-1, A-1+](DAGGER)
   3.900% 09/01/96 ..........................          200      200,000
Alexandria Redevelopment & Housing
   Authority Multi-Family Housing
   Series A DN [A-1](DAGGER)
   3.550% 09/07/96 ..........................        3,100    3,100,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 B DN / (AMBAC
   Insurance ) [A-1+, VMIG-1](DAGGER)
   3.300% 09/07/96 ..........................        1,700    1,700,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN / (AMBAC
   Insurance) [VMIG-1, A-1+](DAGGER)
   3.450% 09/07/96 ..........................        2,500    2,500,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)      VALUE
                                                  -------  -----------
VIRGINIA--(CONTINUED)
Culpeper Town IDA Residential Care
   Facility RB DN / (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................      $  500   $ 500,000
Fairfax County IDA DN Series 1988 C /
   (LOC-Credit Suisse) [A-1+](DAGGER)
   3.650% 09/07/96 .........................         200     200,000
King George County IDA (Birchwood
   Power Partners, L.P. Project)
   Series 1995 DN / (Credit Suisse LOC)
   [A-1+](DAGGER)
   4.000% 09/07/96 .........................       1,300   1,300,000
Louisa County IDA Pooled Financing
   Series 1995 DN (LOC-Nations Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .........................       2,500   2,500,000
Lynchburg Hospital RB Federal Housing
   Authority Mid-Atlantic
   Series 1985 E DN / (AMBAC Insurance)
   [A-1](DAGGER)
   3.350% 09/07/96 .........................         800     800,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 C DN /
   (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................         500     500,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   (AMBAC Insurance) [VMIG-1](DAGGER)
   3.350% 09/07/96 .........................       7,900   7,900,000
Peninsula Port Authority Port Facility
   (Shell Coal and Terminal Co.)
   Series 1987 DN (AMBAC Insurance)
   [Aaa, A-1+](DAGGER)
   3.800% 09/01/96 .........................       1,000   1,000,000
Peninsula Port Authority Dominion
   Terminal Series 1987 D MB / (Barclays
   Bank LOC) [A1+, P-1](DOUBLE DAGGER)
   3.850% 09/01/96 .........................         800     800,000


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
VIRGINIA--(CONTINUED)
Peninsula Port IDA RB (Allied Signal, Inc.
Project) Series 1993 (Allied Signal
Corp. Obligation) DN [A-1](DAGGER)
3.650% 09/07/96 ............................       $ 1,000   $ 1,000,000
                                                             -----------
                                                              24,000,000
                                                             -----------
WASHINGTON--1.2%
Port of Seattle IDA DN (Alaska Airlines
   Project) / (Bank of NY LOC) [A-1](DAGGER)
   3.600% 09/07/96 .........................         4,580     4,580,000
Washington State Adjustable Rate G.O.
   Bonds DN / (Landesbank Hessen LOC)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/07/96 .........................           400       400,000
                                                             -----------
                                                               4,980,000
                                                             -----------
WEST VIRGINIA--2.5%
Grant County Municipal Solid Waste
   MB [VMIG-1](DOUBLE DAGGER)
   3.850% 09/10/96 .........................         5,000     5,000,000
Marshall County IDA US/Canada Project
   DN / (Harris Trust & Savings Bank
   LOC) [A-1+, AA-](DAGGER)
   3.650% 09/07/96 .........................         3,500     3,500,000
West Virginia Hospital Finance Authority
   Hospital RB DN (VHA Mid-Atlantic
   States, Inc. Capital Asset)
   (AMBAC Insurance) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           600     1,200,000
West Virginia Hospital Finance Authority
   Hospital RB DN (Mid-Atlantic
   Capital Finance Project) Series 1985
   C DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           700       700,000
                                                             -----------
                                                              10,400,000
                                                             -----------
WISCONSIN--1.1%
Carlton DN Wisconsin Power &
   Light Project [P-1](DAGGER)
   3.600% 09/07/96 .........................         4,800     4,800,000
                                                             -----------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996


                                                    VALUE
                                                ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $420,156,916*)                         $420,156,916

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2%                              731,430
                                                ------------
NET ASSETS (Applicable to
   202,009,609 Bedford shares
   129,398,582 Bradford shares
   115,765 Cash Preservation shares
   89,426,172 Janney Montgomery
   Scott shares, 5,143 RBB shares
   and 800 other shares)--100.0%                $420,888,346
                                                ============
NET ASSET VALUE, offering and
   redemption price per share
   ($420,888,346 (DIVIDE) 420,956,071)                 $1.00
                                                       =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1996 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER)  Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1996. These ratings have not been audited by the Independent Accountants, and, therefore, are not covered by the report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN.................................Bond Anticipation Note
DN.............................................Demand Note
GO.....................................General Obligations
LOC.......................................Letter of Credit
IDA.......................Industrial Development Authority
MB..........................................Municipal Bond
PCR..............................Pollution Control Revenue
RAN..............................Revenue Anticipation Note
RAW..........................Revenue Anticipation Warrants
RB............................................Revenue Bond
TAN..................................Tax Anticipation Note
TECP...........................Tax Exempt Commercial Paper
TRAN.....................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996


                                                          PAR
                                                         (000)       VALUE
                                                       --------   ------------
AGENCY OBLIGATIONS--53.8%
FEDERAL FARM CREDIT BANK--8.1%
   5.120% 09/04/96(DAGGER) .....................       $ 15,000   $ 14,998,280
   5.400% 04/01/97 .............................         30,000     29,977,099
                                                                  ------------
                                                                    44,975,379
                                                                  ------------
FEDERAL HOME LOAN BANK--8.1%
   5.277% 09/02/96(DAGGER) .....................         20,000     19,998,784
   5.238% 09/20/96(DAGGER) .....................         15,000     14,999,434
   5.560% 10/25/96 .............................         10,000      9,997,291
                                                                  ------------
                                                                    44,995,509
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--28.6%
   5.370% 09/03/96(DAGGER) .....................         10,000     10,000,000
   5.410% 09/03/96(DAGGER) .....................         10,000      9,994,465
   5.465% 09/03/96(DAGGER) .....................         10,000      9,999,787
   5.348% 09/06/96(DAGGER) .....................         20,000     19,992,305
   5.337% 09/17/96(DAGGER) .....................         20,000     19,990,167
   5.310% 10/18/96 .............................         15,000     14,996,237
   5.320% 11/21/96(DAGGER) .....................         25,000     24,992,910
   5.270% 11/26/96 .............................         20,000     19,748,211
   5.530% 01/10/97 .............................         15,000     14,698,154
   5.240% 01/15/97 .............................         15,000     14,703,067
                                                                  ------------
                                                                   159,115,303
                                                                  ------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER)--9.0%
   5.400% 09/03/96 .............................          9,000      8,998,786
   5.410% 09/03/96 .............................          5,000      5,000,000
   5.420% 09/03/96 .............................          5,000      4,999,414
   5.460% 09/03/96 .............................         15,000     14,996,128
   5.585% 09/03/96 .............................          3,850      3,851,055
   5.610% 09/03/96 .............................         12,100     12,105,327
                                                                  ------------
                                                                    49,950,710
                                                                  ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $299,036,901) .....................                   299,036,901
                                                                  ------------


                                                   PAR
                                                  (000)       VALUE
                                                 -------   ------------
U. S. TREASURY OBLIGATIONS--7.2%
U.S. TREASURY NOTES--7.2%
   6.875% 02/28/97 ......................        $20,000   $ 20,159,607
   6.875% 03/31/97 ......................         10,000     10,075,608
   6.500% 04/30/97 ......................         10,000     10,050,993
                                                           ------------
    TOTAL U. S. TREASURY
       OBLIGATIONS
       (Cost $40,286,208) ...............                    40,286,208
                                                           ------------
REPURCHASE AGREEMENTS--38.5%
Aubrey G. Lanston & Co. Inc.
   5.200% 09/03/96 ......................         92,000     92,000,000
     (Agreement dated 08/30/96 to be
     repurchased at $92,053,156,
     collateralized by $44,562,500
     U.S. Treasury Bond 6.25% due
     08/15/23 and collateralized by
     $47,439,700 U.S. Treasury
     Notes 7.75% to 8.50% due
     12/31/99 to 11/15/00. Market
     value of collateral is $92,002,200.)
Donaldson, Lufkin & Jenrette
   5.310% 09/03/96 ......................        102,200    102,200,000
     (Agreement dated 08/30/96 to be
     repurchased at $102,260,298,
     collateralized by $110,810,000
     Federal Home Loan Mortgage
     Corp. due 08/15/26
     Market  value of collateral is
     $105,270,608.)
Morgan Stanley & Co.
   5.270% 09/20/96 ......................         20,000     20,000,000
     (Agreement dated 08/22/96 to be
     repurchased at 20,084,906,
     collateralized by $25,860,948
     Federal Home Loan Mortgage
     Corp. 0% to 8.00% due 12/01/09 to
     06/15/35. Market value of collateral
     is $20,405,022.)
                                                           ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $214,200,000) ..............                   214,200,000
                                                           ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996



                                                 VALUE
                                              ------------

TOTAL INVESTMENTS AT VALUE--99.5%
   (COST $553,523,109*)..................     $553,523,109

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5%..................        3,023,896
                                              ------------
NET ASSETS (Applicable to
   192,603,016 Bedford shares,
   57,191,735 Bradford shares,
   306,763,729 Janney Montgomery
   Scott shares and 800 other
   shares)--100%.........................     $556,547,005
                                              ============
NET ASSET VALUE, offering and
   redemption price per share
   ($556,547,005 (DIVIDE) 556,559,280)...            $1.00
                                                     =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of August
         31, 1996 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

                                                                                                              GOVERNMENT
                                                                                              MUNICIPAL       OBLIGATIONS
                                                                           MONEY MARKET     MONEY MARKET      MONEY MARKET
                                                                             PORTFOLIO        PORTFOLIO        PORTFOLI0
                                                                           ------------     ------------     ------------
Investment Income
   Interest ..........................................................     $118,092,977      $15,900,230      $30,707,263
                                                                           ------------      -----------      -----------

Expenses
   Investment advisory fees ..........................................        7,702,090        1,409,660        2,310,433
   Administration fees ...............................................               --          428,209               --
   Distribution fees .................................................        9,304,376        2,427,986        3,236,194
   Service organization fees .........................................          471,499               --               --
   Directors' fees ...................................................           38,473            7,715           10,037
   Custodian fees ....................................................          345,973           88,191          102,930
   Transfer agent fees ...............................................        3,044,149          291,739          610,887
   Legal fees ........................................................           77,139           17,721           20,228
   Audit fees ........................................................           61,049           12,514           16,044
   Registration fees .................................................          434,000          192,999          134,940
   Insurance expense .................................................           43,932            9,056           11,658
   Printing fees .....................................................          426,220           72,100          107,852
   Miscellaneous .....................................................            1,884              387              499
                                                                           ------------      -----------      -----------
                                                                             21,950,784        4,958,277        6,561,702

   Less fees waived ..................................................       (3,543,632)      (1,236,642)        (671,811)
   Less expense reimbursement by advisor .............................         (342,158)         (17,576)        (406,954)
                                                                           ------------      -----------      -----------
        Total expenses ...............................................       18,064,994        3,704,059        5,482,937
                                                                           ------------      -----------      -----------
   Net investment income .............................................      100,027,983       12,196,171       25,224,326
                                                                           ------------      -----------      -----------
   Realized loss on investments ......................................          (12,987)            (674)         (10,995)
                                                                           ------------      -----------      -----------
   Net increase in net assets resulting from operations ..............     $100,014,996      $12,195,497      $25,213,331
                                                                           ============      ===========      ===========


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               MUNICIPAL MONEY
                                                     MONEY MARKET PORTFOLIO                    MARKET PORTFOLIO
                                               ----------------------------------     ---------------------------------
                                                    FOR THE           FOR THE             FOR THE           FOR THE
                                                   YEAR ENDED        YEAR ENDED          YEAR ENDED        YEAR ENDED
                                                AUGUST 31, 1996   AUGUST 31, 1995     AUGUST 31, 1996   AUGUST 31, 1995
                                                ---------------   ---------------     ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ......................   $  100,027,983    $   64,913,329       $ 12,196,171      $  9,691,756
  Net gain (loss) on investments .............          (12,987)          (18,463)              (674)            7,009
                                                 --------------    --------------       ------------      ------------
  Net increase in net assets resulting from
    operations ...............................      100,014,996        64,894,866         12,195,497         9,698,765
                                                 --------------    --------------       ------------      ------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares ...........................      (49,874,649)      (38,765,552)        (5,960,711)       (5,717,451)
    Bradford Shares ..........................               --                --         (3,611,114)       (3,266,535)
    Cash Preservation shares .................          (10,092)          (11,336)            (3,746)           (5,648)
    Janney Montgomery Scott shares ...........      (24,434,566)       (4,784,092)        (2,620,457)         (701,975)
    RBB shares ...............................           (2,630)           (2,530)              (143)             (147)
    Sansom Street shares .....................      (25,706,046)      (21,349,819)                --                --

Dividends to shareholders from net realized
  short-term gains:
    Bedford shares ...........................               --                --                 --                --
    Bradford shares ..........................               --                --                 --                --
    Janney Montgomery Scott shares ...........               --                --                 --                --
                                                 --------------    --------------       ------------      ------------
      Total distributions to shareholders ....     (100,027,983)      (64,913,329)       (12,196,171)       (9,691,756)
                                                 --------------    --------------       ------------      ------------
Net capital share transactions ...............      374,464,737       736,630,198         (1,864,843)      140,043,103
                                                 --------------    --------------       ------------      ------------
Total increase (decrease) in net assets ......      374,451,750       736,611,735         (1,865,517)      140,050,112

Net Assets:
  Beginning of year ..........................    1,821,371,688     1,084,759,953        422,753,863       282,703,751
                                                 --------------    --------------       ------------      ------------
  End of year ................................   $2,195,823,438    $1,821,371,688       $420,888,346      $422,753,863
                                                 ==============    ==============       ============      ============


                                                       GOVERNMENT OBLIGATIONS
                                                       MONEY MARKET PORTFOLIO
                                                 ---------------------------------
                                                     FOR THE           FOR THE
                                                    YEAR ENDED        YEAR ENDED
                                                 AUGUST 31, 1996   AUGUST 31, 1995
                                                 ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ......................    $ 25,224,326       $ 12,855,095
  Net gain (loss) on investments .............         (10,995)            41,241
                                                  ------------       ------------
  Net increase in net assets resulting from
    operations ...............................      25,213,331         12,896,336
                                                  ------------       ------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares ...........................      (8,829,111)        (7,551,189)
    Bradford Shares ..........................      (2,208,959)        (2,071,772)
    Cash Preservation shares .................              --                 --
    Janney Montgomery Scott shares ...........     (14,186,256)        (3,232,134)
    RBB shares ...............................              --                 --
    Sansom Street shares .....................              --                 --

Dividends to shareholders from net realized
  short-term gains:
    Bedford shares ...........................         (12,697)                --
    Bradford shares ..........................          (3,154)                --
    Janney Montgomery Scott shares ...........         (18,204)                --
                                                  ------------       ------------
      Total distributions to shareholders ....     (25,258,381)       (12,855,095)
                                                  ------------       ------------
Net capital share transactions ...............      44,099,699        306,300,108
                                                  ------------       ------------
Total increase (decrease) in net assets ......      44,054,649        306,341,349

Net Assets:
  Beginning of year ..........................     512,492,356        206,151,007
                                                  ------------       ------------
  End of year ................................    $556,547,005       $512,492,356
                                                  ============       ============


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                          MONEY MARKET PORTFOLIO
                                          --------------------------------------------------------------------------------------- -
                                              FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                          AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                          ---------------   ---------------   ---------------   ---------------   --------------- -

Net asset value,
  beginning of year.....................     $     1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                             ----------         --------          --------          --------          --------
Income from investment operations:
  Net investment income.................         0.0469           0.0486            0.0278            0.0243            0.0375
  Net gains on securities (both
    realized and unrealized) ...........             --               --                --                --            0.0007
                                             ----------         --------          --------          --------          --------
     Total from investment
      operations........................         0.0469           0.0486            0.0278            0.0243            0.0382
                                             ----------         --------          --------          --------          --------
Less distributions
  Dividends (from net investment
    income).............................        (0.0469)         (0.0486)          (0.0278)          (0.0243)          (0.0375)
  Distributions (from capital gains) ...             --               --                --                --           (0.0007)
                                             ----------         --------          --------          --------          --------
     Total distributions ...............        (0.0469)         (0.0486)          (0.0278)          (0.0243)          (0.0382)
                                             ----------         --------          --------          --------          --------
Net asset value, end of year ...........     $     1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                             ==========         ========          ========          ========          ========
Total Return............................          4.79%            4.97%             2.81%             2.46%             3.89%
Ratios /Supplemental Data
  Net assets, end of year (000) ........     $1,109,334         $935,821          $710,737          $782,153          $736,842
  Ratios of expenses to average
    net assets..........................         .97%(a)          .96%(a)           .95%(a)           .95%(a)           .95%(a)
  Ratios of net investment income
    to average net assets ..............          4.69%            4.86%             2.78%             2.43%             3.75%


                                                                       MUNICIPAL MONEY MARKET PORTFOLIO
                                           ---------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net asset value,
  beginning of year.....................       $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                               --------          --------          --------          --------          --------
Income from investment operations:
  Net investment income.................         0.0288            0.0297            0.0195            0.0195            0.0287
  Net gains on securities (both
    realized and unrealized) ...........             --                --                --                --                --
                                               --------          --------          --------          --------          --------
     Total from investment
      operations........................         0.0288            0.0297            0.0195            0.0195            0.0287
                                               --------          --------          --------          --------          --------
Less distributions
  Dividends (from net investment
    income).............................        (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
  Distributions (from capital gains) ...             --                --                --                --                --
                                               --------          --------          --------          --------          --------
     Total distributions ...............        (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
                                               --------          --------          --------          --------          --------
Net asset value, end of year ...........       $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                               ========          ========          ========          ========          ========
Total Return............................          2.92%             3.01%             1.97%             1.96%             2.90%
Ratios /Supplemental Data
  Net assets, end of year (000) ........       $201,940          $198,425          $182,480          $215,577          $176,950
  Ratios of expenses to average
    net assets..........................         .84%(a)           .82%(a)           .77%(a)           .77%(a)           .77%(a)
  Ratios of net investment income
    to average net assets ..............          2.88%             2.97%             1.95%             1.95%             2.87%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19% and 1.20% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.12%, 1.16% and 1.15% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                 GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                                 FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                                YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                             ---------------   ---------------   ---------------   ---------------   ---------------

Net asset value, beginning of year............   $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                                 --------          --------          --------          --------          --------
Income from investment operations:
  Net investment income.......................     0.0458            0.0475            0.0270            0.0231            0.0375
  Net gains on securities
    (both realized and unrealized)............         --                --                --                --            0.0009
                                                 --------          --------          --------          --------          --------
     Total from investment operations.........     0.0458            0.0475            0.0270            0.0231            0.0384
                                                 --------          --------          --------          --------          --------

Less distributions
  Dividends (from net investment income)......    (0.0458)          (0.0475)          (0.0270)          (0.0231)          (0.0375)
  Distributions (from capital gains)..........         --                --                --                --           (0.0009)
                                                 --------          --------          --------          --------          --------
     Total distributions......................    (0.0458)          (0.0475)          (0.0270)          (0.0231)          (0.0384)
                                                 --------          --------          --------          --------          --------
Net asset value, end of year..................   $   1.00          $   1.00          $ 1  .00          $   1.00          $   1.00
                                                 ========          ========          ========          ========          ========
Total Return..................................      4.68%             4.86%             2.73%             2.33%             3.91%
Ratios /Supplemental Data
  Net assets, end of year (000)...............   $192,599          $163,398          $166,418          $213,741          $225,101
  Ratios of expenses to average net assets.       .975%(a)          .975%(a)          .975%(a)          .975%(a)          .975%(a)
  Ratios of net investment income to average
    net assets................................      4.58%             4.75%             2.70%             2.31%             3.75%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses average net assets for the Government Obligations Money Market Portfolio would have been 1.10%, 1.13%, 1.17%, 1.18% and 1.12% for the years ended August 31, 1996, 1995,
     1994, 1993 and 1992, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, Janney Montgomery Scott Money Family, the n/i Family and the Bradford Family. The Bedford Family represents interests in four portfolios, three of which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the three portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market, the Municipal Money Market and the Government Obligations Money Market Portfolios.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on each of the three portfolio's average daily net assets:

            PORTFOLIO                            ANNUAL RATE
 ---------------------------     ---------------------------------------------
 Money Market and Government     .45% of first $250 million of net assets;
   Obligations Money Market      .40% of next $250 million of net assets
   Portfolios                    .35% of net assets in excess of $500 million.

 Municipal Money Market          .35% of first $250 million of net assets;
    Portfolio                    .30% of next $250 million of net assets;
                                 .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the three investment portfolios were as follows:

                                                                 GROSS                                       NET
                                                               ADVISORY                                   ADVISORY
                                                                  FEE                  WAIVER                FEE
                                                              ----------            -----------           ----------
     Money Market Portfolio                                   $7,702,090            $(3,527,715)          $4,174,375
     Municipal Money Market Portfolio                          1,409,660             (1,218,973)             190,687
     Government Obligations Money Market Portfolio             2,310,433               (671,811)           1,638,622

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the three investment portfolios were as follows:

                                                                 GROSS                                       NET
                                                            TRANSFER AGENCY                            TRANSFER AGENCY
                                                                  FEE                  WAIVER                FEE
                                                            ---------------          ----------        ---------------
Money Market Portfolio
     Bedford Class                                            $1,658,468              $     --           $1,658,468
     Cash Preservation Class                                       8,613                (7,971)                 642
     Janney Montgomery Scott Class                             1,045,385                    --            1,045,385
     RBB Class                                                     8,149                (7,946)                 203
     Sansom Street Class                                         323,534                    --              323,534
                                                              ----------              --------           ----------
       Total Money Market Portfolio                           $3,044,149              $(15,917)          $3,028,232
                                                              ==========              ========           ==========
Municipal Money Market Portfolio
     Bedford Class                                            $  104,373              $     --           $  104,373
     Bradford Class                                               59,772                    --               59,772
     Cash Preservation Class                                       8,783                (8,303)                 480
     Janney Montgomery Scott Class                               109,422                    --              109,422
     RBB Class                                                     9,389                (9,366)                  23
                                                              ----------              --------           ----------
       Total Municipal Money Market Portfolio                 $  291,739              $(17,669)          $  274,070
                                                              ==========              ========           ==========
Government Obligations Money Market Portfolio
     Bedford Class                                              $ 81,107              $     --           $   81,107
     Bradford Class                                               11,935                    --               11,935
     Janney Montgomery Scott Class                               517,845                    --              517,845
                                                              ----------              --------           ----------
       Total Government Obligations Money Market Portfolio    $  610,887              $     --           $  610,887
                                                              ==========              ========           ==========

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily assets. For the year ended August 31, 1996, the administration fee for the Municipal Money Market Portfolio was as follows:

                                                        ADMINISTRATION
                                                              FEE
                                                        --------------
   Municipal Money Market Portfolio                         $428,209

     The Fund, on behalf of each class of shares within the three investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the year ended August 31,1996, distribution fees for each class within the three investment Portfolios were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
    Money Market Portfolio
        Bedford Class                                                $5,826,142
        Cash Preservation Class                                             858
        Janney Montgomery Scott Class                                 3,161,043
        RBB Class                                                           226
        Sansom Street Class                                             316,107
                                                                     ----------
          Total Money Market Portfolio                               $9,304,376
                                                                     ==========
    Municipal Money Market Portfolio
        Bedford Class                                                $1,139,416
        Bradford Class                                                  723,264
        Cash Preservation Class                                             531
        Janney Montgomery Scott Class                                   564,754
        RBB Class                                                            21
                                                                     ----------
          Total Municipal Money Market Portfolio                     $2,427,986
                                                                     ==========
    Government Obligations Money Market Portfolio
        Bedford Class                                                $1,091,847
        Bradford Class                                                  275,120
        Janney Montgomery Scott Class                                 1,869,227
                                                                     ----------
          Total Government Obligations Money Market Portfolio        $3,236,194
                                                                     ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996, service organization fees were $471,499 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:


                                                   MONEY MARKET PORTFOLIO          MUNICIPAL MONEY MARKET PORTFOLIO
                                           -----------------------------------    ----------------------------------
                                               FOR THE             FOR THE            FOR THE            FOR THE
                                             YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                           AUGUST 31, 1996     AUGUST 31, 1995    AUGUST 31, 1996    AUGUST 31, 1995
                                           ---------------     ---------------    ---------------    ---------------
                                                VALUE               VALUE              VALUE              VALUE
                                           ---------------     ---------------    ---------------    ---------------
    Shares sold:
         Bedford Class                     $ 3,797,592,288     $ 2,966,911,277    $ 1,022,457,772    $ 1,104,088,188
         Bradford Class                                 --                  --        479,401,891        474,166,249
         Cash Preservation Class                   122,344              84,527            171,907            175,548
         Janney Montgomery Scott Class       2,359,936,867         855,058,809        408,374,271        208,067,881
         RBB Class                                 584,206              31,504             69,480              5,004
         Sansom Street Class                 2,191,596,362       1,864,628,110                 --                 --

     Shares issued in reinvestment
       of dividends:
         Bedford Class                          49,290,088          37,681,204          5,847,767          5,576,408
         Bradford Class                                 --                  --          3,506,714          3,126,860
         Cash Preservation Class                    10,084              11,226              3,515              5,478
         Janney Montgomery Scott Class          24,077,173           4,534,944          2,602,869            662,565
         RBB Class                                   2,625               2,500                143                146
         Sansom Street Class                    18,389,361          16,689,941                 --                 --

     Shares repurchased:
         Bedford Class                      (3,673,362,904)     (2,779,499,052)    (1,024,790,222)    (1,093,651,142)
         Bradford Class                                 --                  --       (464,445,579)      (466,448,018)
         Cash Preservation Class                  (165,733)            (91,268)          (220,929)          (220,601)
         Janney Montgomery Scott Class      (2,265,789,890)       (415,944,656)      (434,775,023)       (95,506,391)
         RBB Class                                (580,821)            (23,917)           (69,419)            (5,072)
         Sansom Street Class                (2,127,237,313)     (1,813,444,951)                --                 --
                                             -------------       -------------      -------------    ---------------
     Net increase (decrease)               $   374,464,737     $   736,630,198      $  (1,864,843)   $   140,043,103
                                           ===============     ===============      =============    ===============
     Bedford Shares authorized               1,500,000,000       1,500,000,000        500,000,000        500,000,000
                                           ===============     ===============      =============    ===============


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 3. CAPITAL SHARES (CONTINUED)

                                                    GOVERNMENT OBLIGATIONS
                                                    MONEY MARKET PORTFOLIO
                                               ---------------------------------
                                                   FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED
                                               AUGUST 31, 1996   AUGUST 31, 1995
                                               ---------------   ---------------
                                                    VALUE             VALUE
                                               ---------------   ---------------
      Shares sold:
           Bedford Class                       $   663,889,198    $ 461,728,190
           Bradford Class                          180,761,217      192,414,935
           Janney Montgomery Scott Class         1,160,250,876      533,143,649
      Shares issued in reinvestment
        of dividends:
           Bedford Class                             8,793,104        7,147,384
           Bradford Class                            2,158,629        2,029,050
           Janney Montgomery Scott Class            14,080,097        3,065,158
      Shares repurchased:
           Bedford Class                          (643,470,937)    (471,908,601)
           Bradford Class                         (172,234,746)    (187,671,346)
           Janney Montgomery Scott Class        (1,170,127,739)    (233,648,311)
                                               ---------------    -------------
      Net increase                             $    44,099,699    $ 306,300,108
                                               ===============    =============
      Bedford Shares authorized                    500,000,000      500,000,000
                                               ===============    =============

 NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                                                                                             GOVERNMENT
                                                                             MUNICIPAL       OBLIGATIONS
                                                         MONEY MARKET       MONEY MARKET     MONEY MARKET
                                                          PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                        --------------      ------------     ------------
    Capital paid-in:
         Bedford Class                                  $1,109,351,734      $202,009,609     $192,603,016
         Bradford Class                                             --       129,398,582       57,191,735
         Cash Preservation Class                               202,360           115,765               --
         Janney Montgomery Scott Class                     561,873,247        89,426,172      306,763,729
         RBB Class                                              61,412             5,143               --
         Sansom Street Class                               524,367,399                --               --
         Other Classes                                             800               800              800
      Accumulated net realized gain (loss)
       on investments:
         Bedford Class                                         (17,400)          (69,803)          (4,248)
         Bradford Class                                             --               339           (1,261)
         Cash Preservation Class                                    (3)                5               --
         Janney Montgomery Scott Class                          (7,821)            1,734           (6,766)
         RBB Class                                                  (1)               --               --
         Sansom Street Class                                    (8,289)               --               --
                                                        --------------      ------------     ------------
                                                        $2,195,823,438      $420,888,346     $556,547,005
                                                        ==============      ============     ============


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, capital loss carryovers were available to offset future realized gains as follows: $33,513 in the Money Market Portfolio of which of which $2,062 expires in 2002, $18,464 expires in 2003, $12,987 expires in 2004;
$67,725 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004; and $12,275 in the Government Obligations Money Market Portfolio which expires in 2004.

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott, RBB and Sansom Street. The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bradford, Cash Preservation, Janney Montgomery Scott and RBB. The Fund currently offers two other class of shares representing an interest in the Government Obligations Money Market Portfolio: Bradford and Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation Classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES

                                                                                                                     FOR THE PERIOD
                                                      FOR THE          FOR THE          FOR THE         FOR THE     JANUARY 10, 1992
                                                       YEAR             YEAR             YEAR            YEAR       (COMMENCEMENT OF
                                                      ENDED             ENDED            ENDED           ENDED       OPERATIONS) TO
                                                 AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                 ---------------  ---------------  ---------------  ---------------  ---------------
   Net asset value, beginning of period ........     $   1.00        $   1.00          $   1.00        $   1.00         $   1.00
                                                     --------        --------          --------        --------         --------
   Income from investment operations:
      Net investment income ....................       0.0458          0.0475            0.0270          0.0231           0.0208
      Net gains on securities (both realized
        and unrealized) ........................           --              --                --              --           0.0009
                                                     --------        --------          --------        --------         --------
          Total from investment operations .....       0.0458          0.0475            0.0270          0.0231           0.0217
                                                     --------        --------          --------        --------         --------
   Less distributions
      Dividends (from net investment income) ...      (0.0458)        (0.0475)          (0.0270)        (0.0231)         (0.0208)
      Distributions (from capital gains)                   --              --                --              --          (0.0009)
                                                     --------        --------          --------        --------         --------
          Total distributions ..................      (0.0458)        (0.0475)          (0.0270)        (0.0231)         (0.0217)
                                                     --------        --------          --------        --------         --------
   Net asset value, end of period ..............     $   1.00        $   1.00          $   1.00        $   1.00         $   1.00
                                                     ========        ========          ========        ========         ========
   Total Return ................................        4.68%           4.86%             2.73%           2.33%          3.42%(b)
   Ratios /Supplemental Data
      Net assets, end of period (000) ..........     $ 57,190        $ 46,509          $ 39,732        $ 50,523         $ 42,477
      Ratios of expenses to average net assets .      .975%(a)        .975%(a)          .975%(a)        .975%(a)      .975%(a)(b)
      Ratios of net investment income to
        average net assets .....................        4.58%           4.75%             2.70%           2.31%          3.23%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1996, 1995, 1994, and 1993, respectively and 1.15% annualized for the period end August 31, 1992. (b) Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES

                                                                                                                    FOR THE PERIOD
                                                       FOR THE         FOR THE        FOR THE          FOR THE     JANUARY 10, 1992
                                                         YEAR           YEAR            YEAR             YEAR      (COMMENCEMENT OF
                                                        ENDED           ENDED           ENDED            ENDED      OPERATIONS) TO
                                                  AUGUST 31, 1996  AUGUST 31,1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                  ---------------  --------------  ---------------  ---------------  ---------------
   Net asset value, beginning of period .........     $   1.00        $   1.00         $   1.00         $  1.00         $  1.00
                                                      --------        --------         --------         -------         -------
   Income from investment operations:
      Net investment income .....................       0.0288          0.0297           0.0195          0.0195          0.0154
                                                      --------        --------         --------         -------         -------
          Total from investment operations ......       0.0288          0.0297           0.0195          0.0195          0.0154
                                                      --------        --------         --------         -------         -------
   Less distributions
      Dividends (from net investment income) ....      (0.0288)        (0.0297)         (0.0195)        (0.0195)        (0.0154)
                                                      --------        --------         --------         -------         -------
          Total distributions ...................      (0.0288)        (0.0297)         (0.0195)        (0.0195)        (0.0154)
                                                      --------        --------         --------         -------         -------
   Net asset value, end of period ...............     $   1.00        $   1.00         $   1.00         $  1.00         $  1.00
                                                      ========        ========         ========         =======         =======
   Total Return .................................        2.92%           3.01%            1.97%           1.96%         2.42%(b)
   Ratios /Supplemental Data
      Net assets, end of period (000) ...........     $129,399        $110,936         $100,089         $76,975         $69,586
      Ratios of expenses to average net assets ..       .84%(a)         .82%(a)          .77%(a)         .77%(a)      .77%(a)(b)
      Ratios of net investment income to
       average net assets .......................        2.88%           2.97%            1.95%           1.95%         2.40%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.

(b)  Annualized.


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                           MUNICIPAL MONEY              GOVERNMENT OBLIGATIONS
                                     MONEY MARKET PORTFOLIO               MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                               --------------------------------  --------------------------------  ---------------------------------
                                                  FOR THE PERIOD                   FOR THE PERIOD                     FOR THE PERIOD
                                   FOR THE       JUNE 12,  1995      FOR THE       JUNE 12,  1995     FOR THE         JUNE 12, 1995
                                     YEAR       (COMMENCEMENT OF       YEAR       (COMMENCEMENT OF      YEAR        (COMMENCEMENT OF
                                    ENDED        OPERATIONS) TO       ENDED        OPERATIONS) TO       ENDED        OPERATIONS) TO
                               AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1996  AUGUST 31, 1995
                               ---------------  ---------------  ---------------  ---------------  ---------------  ----------------
     Net asset value,
       beginning of period         $   1.00       $      1.00       $   1.00         $     1.00        $   1.00       $     1.00
                                   --------       -----------       --------         ----------        --------       ----------
     Income from investment
       operations:
         Net investment income       0.0465            0.0112         0.0278             0.0063          0.0456           0.0109
                                  ---------       -----------       --------         ----------        --------       ----------
         Total from investment
           operations                0.0465            0.0112         0.0278             0.0063          0.0456           0.0109
                                  ---------       -----------       --------         ----------        --------       ----------
     Less distributions
       Dividends (from net
        investment income)          (0.0465)          (0.0112)       (0.0278)           (0.0063)        (0.0456)         (0.0109)
                                  ---------       -----------       --------         ----------        --------       ----------
         Total distributions        (0.0465)          (0.0112)       (0.0278)           (0.0063)        (0.0456)         (0.0109)
                                  ---------       -----------       --------         ----------        --------       ----------
     Net asset value,
      end of period                $   1.00       $      1.00       $   1.00         $     1.00        $   1.00      $      1.00
                                   ========       ===========       ========         ==========        ========      ===========
     Total Return                     4.76%           5.30%(b)         2.81%            2.87%(b)          4.66%          5.03%(b)
     Ratios /Supplemental Data
       Net assets, end of
         period (000)              $561,865       $   443,645       $ 89,428         $  113,226        $306,757      $   302,585
       Ratios of expenses to
         average net assets         1.00%(a)       1.00%(a)(b)       0.94%(a)        1.00%(a)(b)        1.00%(a)      1.00%(a)(b)
       Ratios of net investment
         income to average
           net assets                 4.65%           5.04%(b)         2.78%            2.83%(b)          4.56%          4.91%(b)

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the year ended August 31, 1996 and 1.23% annualized for the period ended August 31, 1995. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.23% for the year ended August 31, 1996 and 1.30% annualized for the period ended August 31, 1995. For the Government Obligations Money Market Portfolio, the ratio of expenses to average net assets would have been 1.25% for the year ended August 31, 1996 and 1.28% annualized for the period ended August 31, 1995.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996



NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                                MONEY MARKET PORTFOLIO
                                                 -----------------------------------------------------------------------------------
                                                      FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                 ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value, beginning of year ..............    $   1.00        $   1.00          $   1.00         $   1.00        $   1.00
                                                     --------        --------          --------         --------        --------
Income from investment operations:
  Net investment income .........................      0.0518          0.0543            0.0334           0.0304          0.0435
  Net gains on securities (both realized
   and unrealized) ..............................          --              --                --               --          0.0007
                                                     --------        --------          --------         --------        --------
     Total from investment operations ...........      0.0518          0.0543            0.0334           0.0304          0.0442
                                                     --------        --------          --------         --------        --------
Less distributions
  Dividends (from net investment income) ........     (0.0518)        (0.0543)          (0.0334)         (0.0304)        (0.0435)
  Distributions (from capital gains) ............          --              --                --               --         (0.0007)
                                                     --------        --------          --------         --------        --------
     Total distributions ........................     (0.0518)        (0.0543)          (0.0334)         (0.0304)        (0.0442)
                                                     --------        --------          --------         --------        --------
Net asset value, end of year ....................    $   1.00        $   1.00          $   1.00         $   1.00        $   1.00
                                                     ========        ========          ========         ========        ========
Total Return ....................................       5.30%           5.57%             3.39%            3.08%           4.51%
Ratios /Supplemental Data
  Net assets, end of year .......................    $524,359        $441,614          $373,745         $190,794        $228,079
  Ratios of expenses to average net assets ......      .48%(a)         .39%(a)           .39%(a)          .34%(a)         .35%(a)
  Ratios of net investment income to average
   net assets ...................................       5.18%           5.43%             3.34%            3.04%           4.35%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60% and .61% for the years ended August 31, 1996, 1995, 1994,
     1993 and 1992, respectively.

     The
Bear Stearns
     Funds
     235 Park Avenue
     New York, New York  10167
     1-800-766-4111
------------
Money Market
Portfolio


     Investment Adviser
     PNC Institutional Management Corporation
     Wilmington, Delaware

     Custodian
     PNC Bank, National Association
     Philadelphia, Pennsylvania

     Transfer Agent
     PFPC Inc.
     Wilmington, Delaware

     Counsel
     Ballard Spahr Andrews & Ingersoll
     Philadelphia, Pennsylvania

     Independent Accountants
     Coopers & Lybrand L.L.P
     Philadelphia, Pennsylvania










     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH
     INFORMATION  OR  REPRESENTATIONS  MUST NOT BE RELIED  UPON AS  HAVING  BEEN
     AUTHORIZED  BY THE  FUND  OR ITS  DISTRIBUTOR.  THIS  PROSPECTUS  DOES  NOT
     CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                                    BSF-P-004-01

                             THE BEAR STEARNS FUNDS
               245 PARK AVENUE, NEW YORK, NY 10167 1-800-766-411

PROSPECTUS

                             Money Market Portfolio
                                       of
                               The RBB Fund, Inc.



THE BEDFORD SHARES OF THE MONEY MARKET PORTFOLIO are a class of shares (the "Bedford Class" or the "Class") of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. Shares of the Class ("Bedford Shares" or "Shares") are offered by this Prospectus and represent interests in the Fund's Money Market Portfolio, (the "Money Market Portfolio" or the "Portfolio").

      (ARROW) The investment objective of the Money Market Portfolio is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

      (ARROW) SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
              GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


Counsellors Securities Inc. acts as distributor for the Fund. PNC Institutional Management Corporation serves as investment adviser for the Fund, PNC Bank, National Association serves as sub-adviser for the Money Market Portfolio and custodian for the Fund and PFPC Inc. serves as the transfer and dividend disbursing agent for the Fund.



                        ----------------------------------




This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.



                        ----------------------------------



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                                DECEMBER 3, 1996

                                Table of Contents

                                                                     PAGE

Introduction ......................................................     3


Fee Table .........................................................     4

Financial Highlights ..............................................     6

Investment Objectives and Policies ................................     7

Purchase, Redemption and Exchange of Shares .......................    10

Exchange of Shares ................................................    14


Net Asset Value ...................................................    16

Management ........................................................    16

Distribution of Shares ............................................    18

Dividends and Distributions .......................................    18

Taxes .............................................................    19

Description of Shares .............................................    19

Other Information .................................................    20

                                  Introduction


The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate nineteen separate investment portfolios. The Shares offered by this Prospectus represent interests in the Fund's Money Market Portfolio (the "Money Market Portfolio" or the "Portfolio").


The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

The Portfolio seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.


The Fund's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to the Portfolio and custodian to the Fund and PFPC Inc. ("PFPC" or the "Transfer Agent") serves as the transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.


An investor may purchase and redeem Shares of the Class through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

An investment in the Shares is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." The Portfolio, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

For more detailed information of how to purchase or redeem Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."

                                    Fee Table

ANNUAL FUND OPERATING EXPENSES (SHARES)
After Expense Reimbursements and Waivers(2)


--------------------------------------------------------------------------------
                                                                  MONEY MARKET
                                                                   PORTFOLIO
--------------------------------------------------------------------------------


   Management fees (after waivers)(1) ............................    .20%
   12b-1 fees (after waivers)(1) .................................    .55
   Other Expenses (after reimbursements) .........................    .22
                                                                      ---

   Total Operating Expenses (Bedford Class) (after waivers
   and reimbursements) ...........................................    .97%
                                                                      ===



-------------


(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) Before Expense Reimbursements and Waivers for the Money Market Portfolio, Management fees would be .37%; 12b-1 fees would be .55%; Other Expenses would be .22% and TotalFundOperating Expenses would be 1.14%.


EXAMPLE*

   An investor would pay the following expenses on a $1,000 investment, assuming
   (1) 5% annual return and (2) redemption at the end of each time period:


--------------------------------------------------------------------------------
                                                                   MONEY MARKET
                                                                    PORTFOLIO
--------------------------------------------------------------------------------


   1 YEAR ........................................................     $ 10
   3 YEARS .......................................................     4 31
   5 YEARS .......................................................     $ 54
   10 YEARS ......................................................     $119




--------------------------------------------------------------------------------
* Other classes of this Portfolio are sold with different fees and expenses.


The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses of the Shares After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Shares of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser," and "Distribution of Shares" below.) The expense figures are based on actual cost and fees charged to the class. The Fee Table reflects a voluntary waiver of Management fees for the Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolio, such assumption will have the effect of lowering such Portfolio's overall expense ratio and increasing its yield to investors.

From time to time the Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in Shares are not reflected in the yields of the Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Class may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each class of the Portfolio. See "Expenses."

                              Financial Highlights


The table below sets forth certain information concerning the investment results of the Class of the Fund representing interests in the Money Market Portfolio for the years indicated. The financial data included in this table for each of the periods ended August 31, 1992 through 1996 are a part of the Fund's financial statements for the Portfolio which have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose current report thereon appears in the Statement of Additional Information along with the financial statements. The financial data for the periods ended August 31, 1989, 1990 and 1991 are a part of previous financial statements audited by Coopers & Lybrand L.L.P. The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.


                            FINANCIAL HIGHLIGHTS (c)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


------------------------------------------------------------------------------------------------------------------------------------
                                                                 MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    FOR THE PERIOD
                                                                                                                  SEPTEMBER 30, 1988
                                FOR  THE    FOR THE     FOR THE     FOR THE     FOR THE     FOR THE     FOR THE    (COMMENCEMENT OF
                               YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED   OPERATIONS) TO
                               AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,      AUGUST 31,
                                 1996        1995        1994        1993        1992        1991        1990            1989
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
 beginning of period ........ $     1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00       $   1.00
                              ----------    --------    --------    --------    --------    --------    --------       --------
Income from investment
 operations:
  Net investment
   income ...................     0.0469      0.0486      0.0278      0.0243      0.0375      0.0629      0.0765         0.0779
    Net gains on securities
     (both realized and
     unrealized) ............         --          --          --          --      0.0007          --          --             --
                              ----------    --------    --------    --------    --------    --------    --------       --------
  Total from investment
   operations ...............     0.0469      0.0486      0.0278      0.0243      0.0382      0.0629      0.0765         0.0779
                              ----------    --------    --------    --------    --------    --------    --------       --------
Less distributions
  Dividends (from net
   investment income) .......    (0.0469)    (0.0486)    (0.0278)    (0.0243)    (0.0375)    (0.0629)    (0.0765)       (0.0779)
  Distributions (from
   capital gains) ...........         --          --          --          --     (0.0007)         --          --             --
                              ----------    --------    --------    --------    --------    --------    --------       --------
  Total distributions .......    (0.0469)    (0.0486)    (0.0278)    (0.0243)    (0.0382)    (0.0629)    (0.0765)       (0.0779)
                              ----------    --------    --------    --------    --------    --------    --------       --------
Net asset value,
  end of period ............. $     1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00       $   1.00
                              ==========    ========    ========    ========    ========    ========    ========       ========
Total return ................      4.79%       4.97%       2.81%       2.46%       3.89%       6.48%       7.92%        8.81%(b)
Ratios/Supplemental Data
  Net assets,
   end of period (000) ...... $1,109,334    $935,821    $710,737    $782,153    $736,842    $747,530    $709,757        $152,311
  Ratios of expenses to
   average net assets .......     .97%(a)     .96%(a)     .95%(a)     .95%(a)     .95%(a)     .92%(a)     .92%(a)         .93%(a)(b)
  Ratios of net investment
   income to average net
   assets ...................      4.69%       4.86%       2.78%       2.43%       3.75%       6.29%       7.65%         8.61%(b)

-------------
(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19%, 1.20%, 1.17% and 1.16% for the years ended August 31, 1996, 1995, 1994,
     1993, 1992, 1991 and 1990, respectively, and 1.27% annualized for the period ended August 31, 1989.


(b)  Annualized.

(c) Financial Highlights relate solely to the Class of Shares of the Fund within the Portfolio.

                       Investment Objectives and Policies


MONEY MARKET PORTFOLIO

The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

BANK OBLIGATIONS.
The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

COMMERCIAL PAPER.
The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

The Portfolio may invest in commercial paper and short-term notes and corporate bonds that meet the Portfolio's quality and maturity restrictions. Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

VARIABLE RATE DEMAND NOTES.
The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

REPURCHASE AGREEMENTS.
The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to the Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

U.S. GOVERNMENT OBLIGATIONS.
The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

ASSET-BACKED SECURITIES.
The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations."

REVERSE REPURCHASE AGREEMENTS.
The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

MUNICIPAL OBLIGATIONS.
In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term municipal obligations ("Municipal Obligations") issued by state and local governmental issuers, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete description of Municipal Obligations, see Statement of Additional Information under "Investment Objectives and Policies."

GUARANTEED INVESTMENT CONTRACTS.
The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investments in illiquid securities.

STAND-BY COMMITMENTS.
The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

WHEN-ISSUED SECURITIES.
The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

ELIGIBLE SECURITIES.
The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (e.g. commercial paper rated "A-1" or A-2" by S&P), (3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

ILLIQUID SECURITIES.
The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of all outstanding Shares representing interests in the Portfolio. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Money Market Portfolio will be achieved. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     THE MONEY MARKET PORTFOLIO MAY NOT:
          1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

          2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio, or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

          3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

          4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

          1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or
     (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

          2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

          3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                   Purchase, Redemption and Exchange of Shares

PURCHASE PROCEDURES

GENERAL.
Bedford Shares are sold without a sales load on a continuous basis by the Fund's Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Bedford Shares either directly, through an exchange from accounts invested in shares of any open-end investment company (the "Bear Stearns Funds") either sponsored by or advised by Bear, Stearns & Co. Inc. ("Bear Stearns"), or its affiliates, or through an account (the "Account") maintained by the investor with certain brokerage firms and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $250. The Fund in its sole discretion may accept or reject any order for purchases of Bedford Shares.

All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds, and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of 4:00 p.m. Eastern Time on that Business Day but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.

PURCHASES THROUGH AN ACCOUNT.
Purchases of Shares may be effected through brokers (other than Bears Stearns or brokers who have clearing arrangements with Bear Stearns) and may be made by check (except that a check drawn on a foreign bank will not be accepted), Federal Reserve draft or by wiring Federal Funds with funds held in the brokerage accounts. Checks or Federal Reserve drafts should be made payable as follows: (1) to an investor's broker or (ii) to "The RBB Fund--Money Market Portfolio (Bedford Class)" if purchased directly from the Portfolio, and should be directed to the Transfer Agent: PFPC Inc., Attention: The RBB Fund --Money Market Portfolio (Bedford Class), P.O. Box 8960, Wilmington, Delaware 19899. The investor's broker is responsible for forwarding payment promptly to the Fund's Custodian, PNC Bank. An investor's bank or broker may impose a charge for this service. The payment proceeds of a redemption of shares recently purchased by check may be delayed as described under "Redemption Procedures."

In the event of a purchase effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker, beneficial ownership of Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker. Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

If a broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

A Shareholder of The Bear Stearns Funds may purchase Bedford Shares of the Portfolio in exchange for his shares of The Bear Stearns Funds. This exchange privilege is available for an investor with an existing account. See "Exchange of Shares" below.

For distribution services with respect to Bedford Shares of the Portfolio held by clients of Bear Stearns, the Fund's Distributor will pay Bear Stearns up to
 .50% of the annual average value of such accounts.

DIRECT PURCHASES.
Investors may purchase the Portfolio's shares by mail by fully completing and signing an Account Information Form (the "Application"), a copy of which is attached to this Prospectus, and mailing it, together with a check payable to "The RBB Fund--Money Market Portfolio (Bedford Class)," c/o

PFPC, P.O. Box 8960, Wilmington, Delaware 19899. The check must specify the name of The RBB Fund--Money Market Portfolio (Bedford Class). Subsequent purchases may be made by forwarding payment to the Fund's transfer agent at the foregoing address.

Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to the Fund's Custodian, PNC Bank. An investor's bank or broker may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:


          A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the Bedford Class selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)


          B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to the Custodian:

                              PNC Bank, N.A.
                              ABA-0310-0005-3.
                              CREDIT ACCOUNT NUMBER:  86-1030-3398
                              FROM:  (name of investor)
                              ACCOUNT NUMBER:  (investor's account number
                                               with the Portfolio)
                              FOR PURCHASE OF:  (name of the Portfolio)
                              AMOUNT:  (amount to be invested)

          C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

     For subsequent investments, an investor should follow steps A and B above.

RETIREMENT PLANS.
Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

REDEMPTION PROCEDURES

Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

REDEMPTION OF SHARES IN AN ACCOUNT.
An investor who beneficially owns Shares may redeem Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC from the broker by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all shares are redeemed, all accrued but unpaid dividends on those shares will be paid with the redemption proceeds.

Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

REDEMPTION OF SHARES OWNED DIRECTLY.
An investor may redeem any number of Shares by sending a written request to The RBB Fund -- Money Market Portfolio (Bedford Class), c/o PFPC, P.O. Box 8960, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, a signature guarantee is required. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). (For a more complete description of a signature guarantee, see "Additional Information about Redemptions" below.)


Investors may redeem shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at
(800) 447-1139. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that it reasonably believes to be genuine.


The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.


REDEMPTION BY CHECK.
Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $250; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cash at other banks.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS.
A shareholder may have redemption proceeds of $1 million or more wired to the shareholder's brokerage account or a commercial bank account designated by the shareholder. A transaction fee of $7.50 will be charged for payments by wire. Questions about this option, or redemption requirements generally, should be referred to the shareholder's Bear Stearns account executive, to the investor's broker, or to the Transfer Agent if the shares are not held in a brokerage account.

Written redemption instructions, indicating the Portfolio from which shares are to be redeemed, and duly endorsed stock certificates, if previously issued, must be received by the Transfer Agent in proper form and signed exactly as the shares are registered. All signatures must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Stock Exchanges Medallion Program and the Securities Transfer Agents Medallion Program ("STAMP"). Such guarantees must be signed by an authorized signatory thereof with "Signature Guaranteed" appearing with the shareholder's signature. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Signature-guarantees may not be provided by notaries public. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Investors may obtain from the Fund or the Transfer Agent forms of resolutions and other documentation which have been prepared in advance to assist compliance with the Portfolio's procedures.

During times of drastic economic or market conditions, investors may experience difficulty in contacting Bear Stearns, the Distributor or the investor's broker by telephone to request a redemption of Portfolio shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the redemption request being processed at a later time than it would have been if telephone redemption had been used.

AUTOMATIC WITHDRAWAL

Automatic withdrawal permits investors to request withdrawal of a specified dollar amount (minimum of $25) on either a monthly or quarterly basis if the investor has a $5,000 minimum account. An application for automatic withdrawal can be obtained from Bear Stearns, the Distributor, the investor's broker, or the Transfer Agent. Automatic Withdrawal may be ended at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through Automatic Withdrawal. Purchases of additional shares concurrently with Withdrawals generally are undesirable.

THE FUND ORDINARILY WILL MAKE PAYMENT FOR ALL SHARES REDEEMED WITHIN SEVEN DAYS AFTER RECEIPT BY PFPC OF A REDEMPTION REQUEST IN PROPER FORM. HOWEVER, SHARES PURCHASED BY CHECK WILL NOT BE REDEEMED, FOR A PERIOD OF UP TO FIFTEEN DAYS AFTER THEIR PURCHASE, PENDING A DETERMINATION THAT THE CHECK HAS CLEARED. THIS PROCEDURE DOES NOT APPLY TO SHARES PURCHASED BY WIRE PAYMENT. DURING THE PERIOD PRIOR TO THE TIME SHARES ARE REDEEMED, DIVIDENDS ON SUCH SHARES WILL ACCRUE AND BE PAYABLE.

The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in the Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

                               Exchange of Shares

EXCHANGE PRIVILEGE
The exchange privilege enables an investor to purchase shares of the Portfolio in exchange for shares of the other mutual funds sponsored or advised by Bear Stearns, to the extent such shares are offered for sale in the investor's state of residence. These funds have different investment objectives which may be of interest to investors. To use this Privilege, investors should consult their account executive at Bear Stearns, their investment dealers who have sales agreements with Bear Stearns, the Distributor, the investor's broker or the Transfer Agent to determine if it is available and whether any conditions are imposed on its use. Currently, exchanges may be made among the following other portfolios:

           (ARROW) Emerging Markets Debt Portfolio
           (ARROW) S&P STARS Portfolio
           (ARROW) Large Cap Value Portfolio
           (ARROW) Small Cap Value Portfolio
           (ARROW) Total Return Bond Portfolio


To use this Privilege, exchange instructions must be given to the Transfer Agent in writing or by telephone. A shareholder wishing to make an exchange may do so by sending a written request to the Transfer Agent at: PFPC Inc., Attention: The RBB Fund -- Money Market Portfolio (Bedford Class), P.O. Box 8960, Wilmington, Delaware 19899. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the account application that they do not wish to use this privilege. Shareholders holding share certificates are not eligible to exchange shares of the Portfolio by phone because share certificates must accompany all exchange requests. To add this feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with the Transfer Agent. This form is available from the Transfer Agent. Once this election has been made, the shareholder may contact the Transfer Agent by telephone at (800) 447-1139 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to the Transfer Agent in writing.


If the exchanging shareholder does not currently own shares of the Portfolio or fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and the same dealer of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution as defined above. To participate in the Systematic Investment Plan or establish automatic withdrawal for the new account, however, an exchanging shareholder must file a specific written request. The exchange privilege may be modified or terminated at any time, or from time to time, by the Fund on 60 days' notice to affected portfolio or fund shareholders. The Fund, PFPC, the Fund's Transfer Agent, the Distributor, and Bear Stearns will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's Social Security number, address and/or bank).

Before any exchange, the investor must obtain and should review a copy of the current prospectus of the portfolio or fund into which the exchange is being made. Prospectuses may be obtained from Bear Stearns. Except in the case of Personal Retirement Plans, the shares being exchanged must have a current value of at least $250; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the portfolio or fund into which the exchange is being made; if making an exchange to an existing account, the dollar value must equal or exceed the applicable minimum for subsequent investments. If any amount remains in the investment portfolio from which the exchange is being made, such amount must not be below the minimum account value required by the portfolio or fund.

Shares will be exchanged at the next determined public offering price; however, to qualify, at the time of the exchange the investor must notify Bear Stearns, the Distributor, his investment dealer or the Transfer Agent. Any such qualification is subject to confirmation of the investor's holdings through a check of appropriate records. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a $5.00 fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

The exchange of shares of one portfolio or fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

REDIRECTED DISTRIBUTION OPTION.
The Redirected Distribution Option enables a shareholder to invest automatically dividends or dividends and capital gain distributions, if any, paid by the Portfolio in shares of another portfolio of the Fund or a fund advised or sponsored by Bear Stearns of which the shareholder is an investor. Shares of the other portfolio or fund will be purchased at the then current public offering price; however, a sales load may be charged with respect to investments in shares of a portfolio or fund sold with a sales load. If the shareholder is investing in a fund that charges a sales load, such shareholder may qualify for share prices which do not include the sales load or which reflect a reduced sales load.

This Privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

                                 Net Asset Value


The net asset value per share of the Portfolio for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). TheFRB is currently closed on weekends and the same holidays as the NYSE is closed (except Christmas Day (observed)) as well as MartinLuther King,Jr. Day, Veterans Day andColumbus Day. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


The Fund seeks to maintain for the Portfolio a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

With the approval of the Board of Directors, the Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

                                   Management

BOARD OF DIRECTORS


The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate nineteen separate investment portfolios. The Class represents interests in the Fund's Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER

PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for the Portfolio. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for the Portfolio. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp, a multi-bank holding company.

As investment adviser to the Portfolio, PIMC manages such Portfolio and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolio, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for the Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


For the services provided to and expenses assumed by it for the benefit of the Money Market Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for the Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to the Portfolio (subject to certain adjustments). Such sub-advisory fees have no effect on the advisory fees payable by the Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to the Portfolio. Any such arrangement would have no effect on the advisory fees payable by the Portfolio to PIMC.


For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% of the average daily net assets of the Money Market Portfolio. For that same year, PIMC waived approximately .17% of average daily net assets of the Money Market Portfolio.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolio. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

The expenses of the Portfolio are deducted from the total income of the Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to the class.

The investment adviser has agreed to reimburse the Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

The investment adviser may assume additional expenses of the Portfolio from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolio for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.

For the Fund's fiscal year ended August 31, 1996, the Fund's total expenses were 1.14% of the average daily net assets with respect to the Class of the Money Market Portfolio (not taking into account waivers and reimbursements of .17%).


                             Distribution of Shares

Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg, Pincus Counsellors, Inc. with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of the Class of the Fund pursuant to a distribution contract (the "Distribution Contract") with the Fund on behalf of the Class.

The Board of Directors of the Fund approved and adopted the Distribution Contract and separate Plan of Distribution for the Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Class. Under the Distribution Contract, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of
 .60% of the average daily net assets of the Class on an annualized basis in any year. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to the Class on any day to the extent necessary to assure that the fee required to be accrued by the Class does not exceed the income of the Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

Under the Distribution Contract and the Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Contract. The Plan does not obligate the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

The Plan has been approved by the shareholders of the Class. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). The Plan may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the Class. The fee set forth above will be paid by the Fund on behalf of the Class to the Distributor unless and until the Plan is terminated or not renewed.

                           Dividends and Distributions

The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Portfolio to the Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Class unless a shareholder elects otherwise.

The net investment income (not including any net short-term capital gains) earned by the Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.

                                      Taxes

The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as the Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. The Portfolio does not intend to make distributions that will be eligible for the corporate dividends received deduction.

Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

An investment in the Portfolio is not intended to constitute a balanced investment program.

                              Description of Shares


The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).


The Fund offers multiple classes of shares in the Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE CLASSES.

Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

Holders of shares of the Portfolio will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


                                Other Information

REPORTS AND INQUIRIES


Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 447-1139.

                      BEAR STEARNS MONEY MARKET PORTFOLIO,
                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION




                  This Statement of Additional Information provides supplementary information pertaining to shares of a class (the "Bedford Shares" or the "Shares") representing interests in the Money Market Portfolio (the Money Market Portfolio or "Portfolio") of The RBB Fund, Inc. (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with The RBB Fund Money Market Portfolio (Bedford Shares) Prospectus of the Fund, dated December 3, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free
(800) 888-9723. This Statement of Additional Information is dated December 3, 1996.


                                    CONTENTS

                                                                     Prospectus
                                                          Page          Page
                                                          ----       ----------

General .......................................             2              3
Investment Objectives and Policies ............             2              7
Directors and Officers ........................            12            N/A
Investment Advisory, Distribution and Servicing
   Arrangements ...............................            16             16
Portfolio Transactions ........................            20            N/A
Purchase and Redemption Information ...........            21             11
Valuation of Shares ...........................            22             16
Taxes .........................................            24             19
Additional Information Concerning Fund Shares..            29             19
Miscellaneous .................................            31            N/A
Financial Statements (Audited).................           F-1            N/A
Appendix ......................................           A-1            N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate nineteen separate investment portfolios. This Statement of Additional Information pertains to shares of the class of common stock of the Fund (the "Class") representing interests in the Money Market Portfolio of the Fund. The Class is offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolio. A description of ratings of municipal obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to the Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Portfolio has firm commitments outstanding, the Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the


                  Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When the Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. The Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  The Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  The Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Either such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to this Statement of Additional Information.

                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer.

Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                  Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note is backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

                  MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

                  Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio involved. The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.


                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or
(b) that are not unconditional, provided that the demand feature satisfies (2),
(3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market Portfolio of securities that are rated by only one NRSRO or that are Unrated Securities.

                  ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities (including, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS.

                  The Money Market Portfolio may not:

                            (1) borrow money, except from banks for temporary purposes and for reverse repurchase agreements and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                            (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;

                            (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                            (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                            (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                            (6) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                            (7) purchase or sell commodities or commodity contracts;

                            (8) invest in oil, gas or mineral exploration or development programs;

                            (9) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                            (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                            (11) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations

(unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  With respect to limitation (b) above concerning industry concentration (applicable to the Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Portfolio.

                            1. The Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                            2. The Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                            3. The Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.
                             ----------------------

                  In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:


                                                        Principal Occupation
Name, Address and Age        Position with Fund         During Past Five Years
---------------------        ------------------         ----------------------

Arnold M. Reichman,  48*         Director               Since 1986,Managing
466 Lexington Avenue                                    Director and Assistant
New York, NY  10017                                     Secretary, E.M. Warburg,
                                                        Pincus & Co., Inc.;
                                                        Since 1990, Chief
                                                        Executive Officer and
                                                        since 1991, Secretary,
                                                        Counsellors Securities
                                                        Inc.; Officer of various
                                                        investment companies
                                                        advised by Warburg,
                                                        Pincus Counsellors, Inc.



Robert Sablowsky,  58**          Director               Since OCTOBER 1996,
110 Wall Street                                         SENIOR VICE PRESIDENT OF
New York, NY 10005                                      FAHNESTOCK & CO., INC.
                                                        1985 TO 1996, Executive
                                                        Vice President of
                                                        Gruntal & Co., Inc.,
                                                        Director, Gruntal & Co.,
                                                        Inc.

                                                       Principal Occupation
Name, Address and Age        Position with Fund        During Past Five Years
---------------------        ------------------        ----------------------
Francis J. McKay, 60           Director                Since 1963, Executive
7701 Burholme Avenue                                   Vice President, Fox
Philadelphia, PA  19111                                Chase Cancer Center
                                                       (Biomedical research
                                                       and medical care).


Marvin E. Sternberg, 62        Director                Since 1974, Chairman,
937 Mt. Pleasant Road                                  Director and President,
Bryn Mawr, PA  19010                                   Moyco Industries, Inc.
                                                       (manufacturer of dental
                                                       supplies and precision
                                                       coated abrasives);
                                                       Since 1968, Director and
                                                       President, Mart MMM,
                                                       Inc. (formerly
                                                       Montgomeryville
                                                       Merchandise Mart, Inc.)
                                                       and Mart PMM, Inc.
                                                       Pennsauken Merchandise
                                                       Mart)(shopping centers);
                                                       and Since 1975, Director
                                                       and Executive Vice
                                                       President, Cellucap Mfg.
                                                       Co., Inc.(manufacturer
                                                       of disposable headwear).


Julian A. Brodsky, 63        Director                  Director, and Vice
1234 Market Street,                                    Chairman 1969 to Present
16th Fl.                                               Comcast Corporation;
Philadelphia, PA  19107-3723                           Director,Comcast
                                                       Cablevision of
                                                       Philadelphia (cable
                                                       television and
                                                       communications) and
                                                       Nextel (Wireless
                                                       Communication).

                                                        Principal Occupation
Name, Address and Age        Position with Fund         During Past Five Years
---------------------        ------------------         ----------------------
Donald van Roden,  72        Director                   Self-employed
1200 Old Mill Lane                                      businessman From
Wyomissing, PA  19610                                   February 1980 to March
                                                        1987, Vice Chairman,
                                                        SmithKline Beckman
                                                        Corporation
                                                        (pharmaceuticals);
                                                        Director, AAA
                                                        Mid-Atlantic (auto
                                                        service); Director,
                                                        Keystone Auto Insurance
                                                        Co.


Edward J. Roach,  72        President and Treasurer     Certified Public
Suite 152                                               Accountant; Vice
Bellevue Park Corporate                                 Chairman of the Board,
 Center                                                 Fox Chase Cancer Center;
400 Bellevue Parkway                                    Trustee Emeritus,
Wilmington, DE 19809                                    Pennsylvania School for
                                                        the Deaf; Trustee
                                                        Emeritus, Immaculata
                                                        College; Vice President
                                                        and Treasurer of various
                                                        investment companies
                                                        advised by PNC
                                                        Institutional Management
                                                        Corporation.

Morgan R. Jones,  57        Secretary                   Chairman of the law firm
1100 PNB Bank Building                                  Drinker Biddle & Reath,
Broad and Chestnut Streets                              Philadelphia,
Philadelphia, PA  19107                                 Pennsylvania;
                                                        Director, Rocking Horse
                                                        Child Care Centers of
                                                        America, Inc.

-------------------------

* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.


** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation ^ FROM THE FUND IN THE FOLLOWING AMOUNTS:

                      DIRECTORS                          COMPENSATION
                      ---------                          ------------
                      JULIAN A. BRODSKY                    $12,525
                      FRANCIS J. MCKAY                      15,975
                      MARVIN E. STERNBERG                   16,725
                      DONALD VAN RODEN                      21,025


On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the Portfolios' sub-ADVISER and the Fund's custodian, PFPC Inc. ("PFPC"), and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.




          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to the Portfolio and also renders administrative services to the Portfolio pursuant to separate investment advisory agreements and PNC Bank renders sub-advisory services to the Portfolio pursuant to separate Sub-Advisory Agreement. The Sub-Advisory Agreement is dated August 16, 1988. The advisory agreement relating to the Portfolio is dated August 16, 1988. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."


                  For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $4,174,375 WITH RESPECT TO THE MONEY MARKET PORTFOLIO AND PIMC WAIVED $3,527,715. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $2,274,697 in advisory fees with respect to the Money Market Portfolio. During the same year, PIMC waived $2,589,882 of advisory fees with respect to the Money Market Portfolio. For the year ended August 31, 1994, PIMC received (after waivers) $1,947,768 in advisory fees with respect to the Money Market Portfolio. During the same year, PIMC waived $2,255,986 of advisory fees with respect to the Money Market Portfolio.


                  As required by various state regulations, PIMC will reimburse the Fund or a portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1 1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to the Portfolio on an individual basis depends upon the particular regulations of such states.


                  The Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.


                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory

Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.


                  The Advisory Contracts were each most recently approved with respect to the Portfolio on July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved respect to the Money Market Portfolio by shareholders of the Portfolio at a special meeting held December 22, 1989, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. The Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. The Advisory Contracts terminates automatically in the event of assignment thereof.



                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Portfolio (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Class pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Class, (b) addresses and mails all communications by the Portfolio to record owners of shares of the Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of the Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders which are placed by third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolio. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolio for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.


                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of the Class (the "Distribution Contract"), and the Plan of Distribution for the Class (the "Plan"), which was adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of the Class. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contract, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of the Portfolio based on a percentage of the amounts invested by their customers.



                  The Plan as amended to reflect a change in the Fund's distributor in accordance with Rule 12b-1 was most recently approved for continuation, with respect to the Class on July 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the

Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors"). The Plan was approved by shareholders of the Class at a special meeting held December 22, 1989, as adjourned.

                  Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.


                  During the year ended August 31, 1996, the Fund paid distribution fees to the Fund's Distributor under the Plan for the Class of the Money Market Portfolio, in the aggregate amount of $5,826,142 of which $5,582,603, was paid to dealers with whom the Distributor had entered into sales agreements, and $243,539, was retained by the Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. During the same period, the Distributor waived no distribution fees for the Class of the Money Market Portfolio. The Fund believes that such Plan may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plan by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plan by virtue of his previous position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.


                             PORTFOLIO TRANSACTIONS

                  The Portfolio intends to purchase securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that the Money Market Portfolio may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because the Portfolio intend to purchase only securities with remaining maturities of one year or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.

                  Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for the Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to the Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

                  Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by dividing the Portfolio's net assets by the number of outstanding shares of the Portfolio. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 p.m. (Eastern Time) on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed on WEEKENDS AND New
Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). CURRENTLY, FRB IS CLOSED ON WEEKENDS AND THE SAME HOLIDAYS ON WHICH THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)) AS WELL AS MARTIN LUTHER KING, JR. DAY, VETERANS DAY AND COLUMBUS DAY.


                  The Fund calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. The Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for the Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


                  The yield for the seven (7) day period ending August 31, 1996 for the Bedford Class of the Money Market Portfolio, were 4.51%. The effective yield for the same period for the same Class was 4.61%.


                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of the Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of a portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which the Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of the Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of the Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.

                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  The Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by the Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause either one of them to fail to satisfy the Asset Diversification Requirement.

                  All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  The Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Distributions of net investment income received by the Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by the Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

                  While the Portfolio expect to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. The Portfolio will not have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by the Portfolio as capital gain dividends may not exceed the net capital gain of the Portfolio for any taxable year, determined by excluding any net capital loss or any net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Portfolio's respective taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinction between the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal tax rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on municipal obligations) to the extent of the Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Portfolio intends to distribute all of its taxable income currently, it does not anticipate incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES



                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (STRATEGIC GLOBAL Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common Stock (N/I MICROCAP), 50 million shares are classified as Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100

MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET Common Stock (N.Y. MONEY),1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class L Common Stock constitute the Bedford Class. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, THE N/I FAMILY, THE BOSTON PARTNERS Family, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTEREST IN ONE NON-MONEY MARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                                  MISCELLANEOUS

                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                  CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

PORTFOLIO                   NAME AND ADDRESS                      PERCENT OWNED
---------                   ----------------                      -------------
RBB  Money Market           Luanne M. Garvey and                       12.7
Portfolio                   Robert J. Garvey
(Class E)                   2729 Woodland Avenue
                            Trooper, PA  19403

                            HAROLD  T. Erfer                           13.0
                            414 Charles Lane
                            Wynnewood, PA  19096

                            KAREN M. McElhinny and                     16.9
                            Contribution Account
                            4943 King Arthur Drive
                            Erie, PA  16506

                            JOHN  Robert Estrada and                   16.5
                            Shirley Ann Estrada
                            1700 Raton Drive
                            Arlington, TX  76018

                            ERIC Levine and Linda &                    29.6
                            Howard Levine
                            67 Lanes Pond Road
                            Howell, NJ  07731

RBB  Municipal Money
Market Portfolio            William B. Pettus Trust
(Class F)                   Augustine W. Pettus Trust
                            827 Winding Path Lane                      11.4
                            St. Louis, MO  63021-6635


                            SEYMOUR Fein                               88.6
                            P.O. Box 486
                            Tremont Post Office
                            Bronx, NY  10457-0486

Cash Preservation Money     JEWISH  Family and Children's              56.8
Market Portfolio            Agency of Philadelphia
(Class G)                   Capital Campaign

                            Attn:  S. Ramm
                            1610 Spruce Street
                            Philadelphia, PA  19103

                            LYNDA  R. Succ Trustee for in Trust        12.3
                            under The Lynda R. Campbell
                            Caring Trust
                            935 Rutger Street
                            St. Louis, MO   63104

PORTFOLIO                     NAME AND ADDRESS                    PERCENT OWNED
---------                     ----------------                    -------------
                              THERESA M. PALMER                       6.8
                              5731 N. 4TH STREET
                              PHILADELPHIA, PA 19120

CASH Preservation             Kenneth Farwell and Valerie            11.1
Municipal Money Market        Farwell Jt. Ten
Portfolio                     3854 Sullivan
(Class H)                     St. Louis, MO 63107

                              GARY L. LANGE and                      10.4
                              SUSAN D. LANGE JTTEN
                              13 MUIRFIELD CT NORTH
                              ST. CHARLES, MO 63309

                              ANDREW DIEDERICH AND                    6.1
                              DORIS DIEDERIC
                              1003 LINDENMAN
                              DES PERES, MO 63131

                              MARCELLA L. HAUGH CARING               15.3
                              TR DTD 8/12/91
                              40 PLAZA SQUARE
                              APT. 202
                              St. Louis, MO 63101

                              EMIL HUNTER AND MARY J. HUNTER          8.2
                              428 W. JEFFERSON
                              KIRKWOOD, MO 63122

                              GWENDOYLN HAYNES                        5.2
                              2757 GEYER
                              ST. LOUIS, MO

                              SAVANNAH THOMAS Trust                   5.2
                              230 MADISON AVE.
                              ROCK HILL, MD 63119

SANSOM Street Money           Wasner & Co.                           16.6
Market Portfolio              FAO Paine Webber and
(Class I)                     Managed Assets Sundry Holdings
                              Attn:  Joe Domizio
                              200 Stevens Drive
                              Lester, PA 19113

PORTFOLIO                  NAME AND ADDRESS                       PERCENT OWNED
---------                  ----------------                       -------------
                           SAXON and Co.                               74.8
                           FBO Paine Webber
                           P.O. Box 7780 1888
                           Philadelphia, PA   19182

                           ROBERTSON Stephens & Co.                     8.6
                           FBO Exclusive Benefit Investors
                           C/O ERIC MOORE
                           555 California  STREET/NO. 2600
                           San Francisco, CA  94101

BRADFORD Municipal         J.C. BRADFORD &  CO.                         100
Money                      330 COMMERCE STREET
(Class R)                  NASHVILLE, TN  37201

BRADFORD GOVERNMENT        J.C. BRADFORD & CO.                          100
OBLIGATIONS MONEY          330 COMMERCE STREET
(CLASS S)                  NASHVILLE, TN  37201

BEA INTERNATIONAL          BLUE CROSS & BLUE SHIELD                     5.1
EQUITY                     OF MASSACHUSETTS INC.
(CLASS T)                  Retirement INCOME Trust
                           100 SUMMER STREET
                           BOSTON, MA 02310

                           INVEST COMM OF MAFCO                         5.0
                           HOLD INC. MT
                           625 MADISON AVE., 4TH FLOOR
                           NEW YORK, NY  10022

BEA HIGH YIELD PORTFOLIO   TEMPLE INLAND MASTER                        10.2
(CLASS U)                  RETIREMENT TRUST
                           303 South Temple Drive
                           Diboll, TX   75941

                           GUENTER FULL TRST                           16.7
                           MICHELIN NORTH AMERICA INC.
                           MASTER TRUST
                           P. O. BOX 19001
                           GREENVILLE, SC 29602-9001

                           FLOUR CORPORATION MASTER                     9.4
                           RETIREMENT TRUST
                           2383 MICHELSON DRIVE
                           IRVINE, CA 92730

PORTFOLIO                  NAME AND ADDRESS                       PERCENT OWNED
---------                  ----------------                       -------------

                           C S FIRST BOSTON PENSION FUND             10.0
                           PARK AVENUE PLAZA, 34TH FLOOR
                           55 E. 52ND STREET
                           NEW YORK, NY  10055
                           ATTN:  STEVE MEDICI

                           SC JOHNSON & SON, INC.                    13.3
                           RETIREMENT PLAN
                           1525 HOWE STREET
                           RACINE, WI  53403

                           GCIV EMPLOYER RETIREMENT FUND
                           8650 FLAIR DRIVE                          6.3
                           E. MONTE, CA  96731-3011

BEA Emerging Markets       Wachovia Bank North  Power15.7
Equity Portfolio           Carolina Trust for Carolina
(Class V)                  Light Co. Supplemental
                           Retirement Trust
                           301 N. Main Street
                           Winston-Salem, NC   27101

                           WACHOVIA BANK OF NORTH CAROLINA           5.4
                           AND FOR FLEMING COMPANIES INC.
                           TRST MASTER PENSION TRUST
                           307 NORTH MAIN 3099 STREET
                           WINSTON, SALEM, NC 27150

                           HALL Family Foundation                    30.5
                           P.O. Box 419580
                           Kansas City, MO   64208

                           ARKANSAS PUBLIC EMPLOYEES                 10.8
                           RETIREMENT SYSTEM
                           124 W. CAPITOL AVENUE
                           LITTLE ROCK, AR 72201

                           NORTHERN Trust                            12.9
                           Trustee for Pillsbury
                           P.O. Box 92956
                           Chicago, IL   60675


                           AMHERST H. Wilder Foundation
                           919 Lafond Avenue
                           St. Paul, MN   55104                      5.9

PORTFOLIO                  NAME AND ADDRESS                     PERCENT OWNED
---------                  ----------------                     -------------
BEA US Core Equity         Bank of New York                           45.3
Portfolio                  Trust APU Buckeye Pipeline
(Class X)                  One Wall Street
                           New York, NY  10286

                           WERNER & Pfleiderer Pension                 7.5
                           Plan Employees
                           663 E. Crescent Avenue
                           Ramsey, NJ  07446

                           WASHINGTON HEBREW CONGREGATION             11.1
                           3935 MACOMB ST. NW
                           WASHINGTON, DC 20016

                           SHAMUT BANK                                 6.3
                           TRST HOSPITAL ST. RAPHAEL
                           MALPRACTICE TR
                           ATTN: DCRF ACTIONS
                           P.O. BOX 92800
                           ROCHESTER, NY  14692-8900

BEA US Core                New England UFCW & Employers'              24.5
Fixed Income Portfolio     Pension Fund Board of Trustees
(Class Y)                  161 Forbes Road, Suite 201
                           Braintree, MA  02184

                           W.M. BURKE REHABILITATION                   5.4
                           HOSPITAL INC.
                           BURKE EMPLOYEES Pension PLAN
                           795 MAMARONECK AVENUE
                           WHITE PLAINS, NY  10605

                           PATTERSON & Co.                             8.9
                           P.O. Box 7829
                           Philadelphia, PA   19102

                           MAC & CO                                    6.9
                           FAO 176-655
                           ROBF1766552
                           MUTUAL FUNDS OPERATIONS
                           P. O. BOX 3198
                           PITTSBURGH, PA 15230-3198

PORTFOLIO                  NAME AND ADDRESS                     PERCENT OWNED
---------                  ----------------                     -------------
                           BANK OF NEW YORK                            9.6
                           TRST FENWAY PARTNERS MASTER TRUST
                           ONE WALL STREET, 12TH FLOOR
                           NEW YORK, NY 10286


                           CITIBANK NA                                12.8
                           TRST CS FIRST BOSTON
                           CORP EMP S/P
                           ATTN: SHEILA ADAMS
                           111 WALL STREET,
                           20TH FLOOR Z 1
                           NEW YORK, NY 10043

BEA Global Fixed           Sunkist Master Trust                       36.0
Income Portfolio           14130 Riverside Drive
(Class Z)                  Sherman Oaks, CA   91423

                           PATTERSON & CO.                            25.7
                           P. O. BOX 7829
                           PHILADELPHIA, PA 19101

                           KEY Trust Co. of Ohio                      20.8
                           FBO Eastern Enterp.
                           Collective Inv. Trust
                           P.O. Box 901536
                           Cleveland, OH  44202-1559

                           MARY E. MORTEN                              6.2
                           C/O CREDIT SUISSE NEW YORK
                           12 E. 49TH STREET, 40TH FLOOR
                           NEW YORK, NY  10017
                           ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond         William A. Marquard                        37.4
Fund Portfolio             2199 Maysville Rd.
(Class AA)                 Carlisle, KY  40311

                           ARNOLD Leon
                           c/o Fiduciary Trust Company
                           P.O. Box 3199
                           Church Street Station                      12.5
                           New York, NY  10008

                           IRWIN Bard                                  6.2
                           1750 North East 183rd St. North
                           Miami Beach, FL  33160

PORTFOLIO                  NAME AND ADDRESS                     PERCENT OWNED
---------                  ----------------                     -------------

                           MATTHEW M. SLOVES AND                      5.7
                           DIANE DECKER SLOVES
                           TENANTS IN COMMON
                           1304 STAGECOACH ROAD, S.E.
                           ALBUQUERQUE, NM  87123

N/I MICRO CAP FUND         CHARLES SCHWAB & CO. INC.                 15.8
(Class FF)                 SPECIAL CUSTODY ACCOUNT
                           FOR THE EXCLUSIVE BENEFIT
                           OF CUSTOMERS
                           ATTN: MUTUAL FUNDS
                           101 MONTGOMERY STREET
                           SAN FRANCISCO, CA 94101

                           CHASE MANHATTAN BANK                      27.1
                           TRST COLLINS GROUP TRUST
                           940 NEWPORT CENTER DRIVE
                           NEWPORT BEACH, CA 92660

                           CURRIE & CO.                               5.6
                           c/o  FIDUCIARY TRUST CO. INTL
                           P. O. Box  3199
                           CHURCH STREET STATION
                           New York, NY 10008

N/I GROWTH FUND            CHARLES SCHWAB & CO. INC.                 21.2
(CLASS GG)                 SPECIAL CUSTODY ACCOUNT FOR
                           THE EXCLUSIVE BENEFIT OF CUSTOMERS
                           ATTN: MUTUAL FUNDS
                           101 MONTGOMERY STREET
                           SAN FRANCISCO, CA 94101


                           U S EQUITY INVESTMENT PORTFOLIO LP        18.7
                           C/O ASSET MANAGEMENT ADVISORS INC.
                           1001 N. US HWY
                           SUITE 800
                           JUPITER, FL 33447

                           BANK OF New York                           9.8
                           TRST SUNKIST GROWERS INC.
                           14130 RIVERSIDE DRIVE
                           SHERMAN OAKS, CA 91423-2392

PORTFOLIO                  NAME AND ADDRESS                     PERCENT OWNED
---------                  ----------------                     -------------
N/I GROWTH AND VALUE       CHARLES SCHWAB & CO. INC.                 24.4
FUND (CLASS HH)            SPECIAL CUSTODY ACCOUNT
                           FOR THE EXCLUSIVE BENEFIT
                           OF CUSTOMERS
                           ATTN: MUTUAL FUNDS
                           101 MONTGOMERY STREET
                           SAN FRANCISCO, CA 94104


JANNEY Montgomery         JANNEY Montgomery Scott                    100
Scott Money Market        1801 Market Street
Portfolio                 Philadelphia, PA  19103-1675
(Class  JANNEY
MONEY MARKET)

Janney Montgomery         JANNEY Montgomery Scott                    100
Scott Municipal           1801 Market Street
Money Market Portfolio    Philadelphia, PA  19103-1675
(Class  JANNEY
MUNICIPAL MONEY
MARKET)

Janney Montgomery         JANNEY Montgomery Scott                    100
Scott Government          1801 Market Street
Obligations Money         Philadelphia, PA  19103-1675
Market Portfoli Scott
(Class  JANNEY
GOVERNMENT
OBLIGATIONS MONEY)

Janney Montgomery         JANNEY Montgomery Scott                    100
Scott New York            1801 Market Street
Municipal Money Market    Philadelphia, PA  19103-1675
Portfolio
(Class JANNEY N.Y.
MUNICIPAL MONEY)



                  As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                            AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                            AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

                            Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                            Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   -------------
CERTIFICATES OF DEPOSIT--12.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.500% 01/13/97 ........................        $50,000   $ 50,000,000
Mellon Bank
   5.540% 02/07/97 ........................         50,000     50,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.2%
Bank of Tokyo-Mitsubishi
   5.600% 11/04/96 ........................         25,000     25,000,000
Banque Nationale de Paris
   5.430% 09/30/96 ........................         50,000     50,000,392
Swedbank
   5.530% 09/12/96 ........................         30,000     30,000,090
   5.440% 11/06/96 ........................         75,000     75,001,356
                                                             ------------
                                                              180,001,838
                                                             ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $280,001,838) ................                   280,001,838
                                                             ------------
COMMERCIAL PAPER--56.1%
ASSET BACKED SECURITIES--5.8%
Corporate Receivables Corp.
   5.350% 11/21/96 ........................         25,000     24,699,063
   5.400% 01/15/97 ........................         25,800     25,273,680
Cxc, Inc.
   5.320% 11/20/96 ........................         30,000     29,645,333
Sigma Finance, Inc.
   5.420% 02/20/97 ........................         50,000     48,705,222
                                                             ------------
                                                              128,323,298
                                                             ------------
BANKS--2.3%
Chase Manhattan Corp.
   5.330% 01/10/97 ........................         25,000     24,515,118
National City Corp.
   5.270% 09/11/96 ........................         25,000     24,963,403
                                                             ------------
                                                               49,478,521
                                                             ------------


                                                  PAR
                                                 (000)        VALUE
                                                -------   -------------
CIGARETTES--3.0%
American Brands, Inc.
   5.300% 12/12/96 .....................        $21,000   $ 20,684,650
   5.290% 12/13/96 .....................         25,000     24,621,618
   5.480% 01/06/97 .....................         20,000     19,613,356
                                                          ------------
                                                            64,919,624
                                                          ------------
FINANCE SERVICES--1.7%
Countrywide Funding Corp.
   5.450% 10/18/96 .....................         38,000     37,729,619
                                                          ------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.3%
Newell Co.
   5.320% 09/12/96 .....................         50,000     49,918,722
                                                          ------------
PERSONAL CREDIT INSTITUTIONS--10.7%
BMW US Capital Corp.
   5.340% 09/09/96 .....................         33,196     33,156,607
   5.300% 09/16/96 .....................         50,000     49,889,583
Ford Motor Credit Corp.
   5.430% 10/22/96 .....................         50,000     49,615,375
   5.400% 12/12/96 .....................         50,000     49,235,000
General Motors Acceptance Corp.
   5.580% 12/26/96 .....................         30,000     29,460,600
   5.460% 02/12/97 .....................         25,000     24,378,167
                                                          ------------
                                                           235,735,332
                                                          ------------
PETROLEUM REFINING--1.1%
Repsol Int'l Finance B.V.
   5.370% 12/27/96 .....................         25,000     24,563,688
                                                          ------------
PHARMACEUTICAL PREPARATIONS--2.7%
American Home Products Corp.
   5.250% 09/03/96 .....................         60,000     59,982,500
                                                          ------------
SEARCH, DETECTION, NAVIGATION,
GUIDANCE AERONAUTIC SYSTEMS--4.5%
Raytheon Co.
   5.280% 09/17/96 .....................        100,000     99,765,333
                                                          ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)         VALUE
                                                   --------   --------------
SECURITY BROKERS & DEALERS--12.9%
Lehman Brothers Holdings Inc.
   5.500% 09/12/96 ..........................      $ 55,000   $   54,907,569
Merrill Lynch & Co. Canandian DCP
   5.500% 11/18/96 ..........................        50,000       49,404,167
Morgan Stanley Group, Inc.
   5.400% 09/23/96 ..........................        25,000       24,917,500
   5.300% 10/21/96 ..........................        50,000       49,631,945
   5.310% 12/13/96 ..........................        30,000       29,544,225
Nomura Holding America, Inc.
   5.510% 10/24/96 ..........................        25,000       24,797,201
   5.380% 11/14/96 ..........................        50,000       49,447,056
                                                              --------------
                                                                 282,649,663
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--9.1%
American Express Credit Corp.
   5.280% 09/05/96 ..........................       100,000       99,941,333
Sears Roebuck Acceptance Corp.
   5.310% 09/04/96 ..........................        50,000       49,977,875
   5.480% 10/31/96 ..........................        50,000       49,543,333
                                                              --------------
                                                                 199,462,541
                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,232,528,841) ................                  1,232,528,841
                                                              --------------
MUNICIPAL BONDS--5.4%
CALIFORNIA--0.9%
San Bernardino County California
   Certificate of Participation County
   Center Refinancing Project,
   Series 1995 (LOC Canadian
   Imperial Bank of Commerce)(DOUBLE DAGGER)
   5.650% 09/07/96 ..........................         7,800        7,800,000
Adventist Health Systems West
   Series 1988 (LOC-First Interstate
   Bank of California)(DAGGER)
   3.750% 09/04/96 ..........................        12,925       12,925,000
                                                              --------------
                                                                  20,725,000
                                                              --------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue
   (LOC Sun Bank, N.A.)(DOUBLE DAGGER)
   5.650% 09/05/96 ..........................         2,900        2,900,000
                                                              --------------


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority (Emory U.)(DOUBLE DAGGER)
   5.450% 09/04/96 ......................       $10,100   $10,100,000
                                                          -----------
ILLINOIS--0.8%
Barton Healthcare Taxable Revenue
   Bonds Series 1995 DN (LOC-
   American Nation Bank)(DAGGER)
   5.550% 09/04/96 ......................        12,455    12,455,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992
   (LOC-Societe Generale)(DOUBLE DAGGER)
   5.650% 09/04/96 ......................           600       600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville CORP Project)
   Series 1993-B (LOC-First National
   Bank of Chicago)(DOUBLE DAGGER)
   5.550% 09/04/96 ......................         4,400     4,400,000
                                                          -----------
                                                           17,455,000
                                                          -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (LOC-Societe Generale)
   VRDN(DAGGER)
   5.550% 09/04/96 ......................         4,200     4,200,000
                                                          -----------
MINNESOTA--0.2%
Fairview Hospital And Healthcare Services
   Taxable ADJ Convertible Extendable
   Securities Series 1994
   (MBIA Insurance) VRDN(DAGGER)
   5.550% 09/05/96 ......................         5,100     5,100,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, Mississippi
   (LOC-RaboBank Nederland)
   IDRB VRDN(DAGGER)
   5.450% 09/04/96 ......................         1,400     1,400,000
   5.450% 09/04/96 ......................         2,155     2,155,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                -------   -----------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   Taxable IDRB (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corporation Guaranty)
   (LOC-Sun Bank, N.A.) VRDN(DAGGER)
   5.550% 09/04/96 .....................        $14,000   $ 14,000,000
Mississippi Business Finance Corp.
   Taxable IDRB VRDN(DAGGER)
   5.450% 09/07/96 .....................          3,200      3,200,000
                                                          ------------
                                                            20,755,000
                                                          ------------
NEW YORK--0.6%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable Securities
   Series 1990  (LOC-Morgan
   Guaranty Trust Company) VRDN(DAGGER)
   5.500% 09/04/96 .....................         12,300     12,300,000
                                                          ------------
NORTH CAROLINA--0.6%
Community Health Systems, Inc.
   Taxable (LOC-First Union National
   Bank of North Carolina)
   Series 1991-A(DAGGER)
   5.700% 09/04/96 .....................            400        400,000
City of Ashville North Carolina
   (LOC-Wachovia Bank of N.C.)
   Tax Corp.(DAGGER)
   5.400% 09/04/96 .....................         12,700     12,700,000
                                                          ------------
                                                            13,100,000
                                                          ------------
TEXAS--0.7%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project
   Series 1990 (LOC-Citibank N.A.)
   VRDN(DAGGER)
   5.550% 09/04/96 .....................         14,800     14,800,000
                                                          ------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,435,000) .............                   121,435,000
                                                          ------------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ------------
REVENUE ANTICIPATION NOTES--0.3%
MANDATORY PUT BONDS--0.3%
Bremen, Inc. Tax Adjustable Notes
   (LOC-Society National Bank)
   5.500% 09/05/96 ........................        $ 6,000   $  6,000,000
                                                             ------------
     TOTAL REVENUE ANTICIPATION NOTES
       (Cost $6,000,000) ..................                     6,000,000
                                                             ------------
CORPORATE OBLIGATIONS--10.2%
BANKS--2.3%
Norwest Corp.(DAGGER)
   5.398% 09/28/96 ........................         50,000     50,000,000
                                                             ------------
PERSONAL CREDIT INSTITUTIONS--0.9%
General Motors Acceptance Corp.
   5.410% 09/01/96(DAGGER) ................          5,000      4,998,894
General Motors Acceptance Corp.
   7.900% 03/12/97 ........................         14,750     14,950,198
                                                             ------------
                                                               19,949,092
                                                             ------------
SECURITY BROKERS & DEALERS--7.0%
Bear Stearns & Co., Inc.
   5.290% 03/11/97 ........................         20,000     20,000,000
Goldman Sachs Group, LP
   5.711% 11/06/96(DAGGER) ................         53,000     53,000,000
Lehman Brothers Holdings Inc.
   5.600% 09/05/96(DAGGER) ................         50,000     50,000,000
Merrill Lynch & Co.
   5.000% 12/15/96 ........................          5,000      4,991,584
   5.120% 02/27/97 ........................         25,000     24,997,555
                                                             ------------
                                                              152,989,139
                                                             ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $222,938,231) ................                   222,938,231
                                                             ------------
AGENCY OBLIGATIONS--2.5%
Student Loan Marketing Association(DAGGER)
   5.390% 09/03/96 ........................         25,000     24,994,375
   5.410% 09/03/96 ........................         10,000     10,000,000
   5.420% 09/03/96 ........................         20,000     20,000,000
                                                             ------------
    TOTAL AGENCY OBLIGATIONS
       (Cost $54,994,375) .................                    54,994,375
                                                             ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   --------------
TIME DEPOSITS--12.6%
Bank of Tokyo-Mitsubishi
   5.375% 09/03/96 ..........................      $76,800   $   76,800,000
Dai-ichi Kangyo Bank
   5.406% 09/05/96 ..........................       50,000       50,000,000
First National Bank of Boston
   5.344% 09/05/96 ..........................       50,000       50,000,000
First Union National Bank of NC
   5.250% 09/03/96 ..........................      100,000      100,000,000
                                                             --------------
     TOTAL TIME DEPOSITS
       (Cost $276,800,000) ..................                   276,800,000
                                                             --------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $2,194,698,285*) ...................                 2,194,698,285
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .....................                     1,125,153
                                                             --------------
NET ASSETS (Applicable to
   1,109,351,734 Bedford shares,
   202,360 Cash Preservation shares,
   561,873,247 Janney Montgomery
   Scott shares, 61,412 RBB shares,
   524,367,399 Sansom Street shares
   and 800 other shares)--100.0% ............                $2,195,823,438
                                                             ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,195,823,438 (DIVIDE) 2,195,856,952) ..                         $1.00
                                                                      =====
*  Also cost for Federal income tax purposes
(DAGGER) Variable Rate Obigations -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ............................Variable Rate Demand Note
LOC ......................................Letter of Credit
IDR.........................Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

Investment Income
   Interest ................................................   $118,092,977
                                                               ------------

Expenses
   Investment advisory fees ................................      7,702,090
   Distribution fees .......................................      9,304,376
   Service organization fees ...............................        471,499
   Directors' fees .........................................         38,473
   Custodian fees ..........................................        345,973
   Transfer agent fees .....................................      3,044,149
   Legal fees ..............................................         77,139
   Audit fees ..............................................         61,049
   Registration fees .......................................        434,000
   Insurance expense .......................................         43,932
   Printing fees ...........................................        426,220
   Miscellaneous ...........................................          1,884
                                                               ------------
                                                                 21,950,784

   Less fees waived ........................................     (3,543,632)
   Less expense reimbursement by advisor ...................       (342,158)
                                                               ------------
        Total expenses .....................................     18,064,994
                                                               ------------
   Net investment income ...................................    100,027,983
                                                               ------------
   Realized loss on investments ............................        (12,987)
                                                               ------------
   Net increase in net assets resulting from operations ....   $100,014,996
                                                               ============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       FOR THE            FOR THE
                                                                                      YEAR ENDED         YEAR ENDED
                                                                                   AUGUST 31, 1996    AUGUST 31, 1995
                                                                                  ----------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ...................................................       $  100,027,983      $   64,913,329
  Net gain (loss) on investments ..........................................              (12,987)            (18,463)
                                                                                  --------------      --------------
  Net increase in net assets resulting from operations ....................          100,014,996          64,894,866
                                                                                  --------------      --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
    Bedford shares ........................................................          (49,874,649)        (38,765,552)
    Cash Preservation shares ..............................................              (10,092)            (11,336)
    Janney Montgomery Scott shares ........................................          (24,434,566)         (4,784,092)
    RBB shares ............................................................               (2,630)             (2,530)
    Sansom Street shares ..................................................          (25,706,046)        (21,349,819)
                                                                                  --------------      --------------
      Total distributions to shareholders .................................         (100,027,983)        (64,913,329)
                                                                                  --------------      --------------
Net capital share transactions ............................................          374,464,737         736,630,198
                                                                                  --------------      --------------
Total increase in net assets ..............................................          374,451,750         736,611,735

Net Assets:
  Beginning of year .......................................................        1,821,371,688       1,084,759,953
                                                                                  --------------      --------------
  End of year .............................................................       $2,195,823,438      $1,821,371,688
                                                                                  ==============      ==============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                             MONEY MARKET PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                                 FOR THE           FOR THE          FOR THE           FOR THE           FOR THE
                                                  YEAR              YEAR             YEAR              YEAR              YEAR
                                                  ENDED             ENDED            ENDED             ENDED             ENDED
                                             AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                             ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ........     $     1.00        $     1.00        $     1.00        $     1.00        $     1.00
                                                ----------        ----------        ----------        ----------        ----------
Income from investment operations:
  Net investment income ...................         0.0469            0.0486            0.0278            0.0243            0.0375
  Net gains on securities (both realized
    and unrealized) .......................             --                --                --                --            0.0007
                                                ----------        ----------        ----------        ----------        ----------
     Total from investment operations .....         0.0469            0.0486            0.0278            0.0243            0.0382
                                                ----------        ----------        ----------        ----------        ----------

Less distributions
  Dividends (from net investment income) ..        (0.0469)          (0.0486)          (0.0278)          (0.0243)          (0.0375)
  Distributions (from capital gains) ......             --                --                --                --           (0.0007)
                                                ----------        ----------        ----------        ----------        ----------
     Total distributions ..................        (0.0469)          (0.0486)          (0.0278)          (0.0243)          (0.0382)
                                                ----------        ----------        ----------        ----------        ----------
Net asset value, end of year ..............     $     1.00        $     1.00        $     1.00        $     1.00        $     1.00
                                                ==========        ==========        ==========        ==========        ==========
Total Return ..............................          4.79%             4.97%             2.81%             2.46%             3.89%
Ratios /Supplemental Data
  Net assets, end of year (000) ...........     $1,109,334        $  935,821        $  710,737        $  782,153        $  736,842
  Ratios of expenses to average net assets          .97%(a)           .96%(a)           .95%(a)           .95%(a)           .95%(a)
  Ratios of net investment income
    to average net assets .................          4.69%             4.86%             2.78%             2.43%             3.75%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19% and 1.20% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Money Family, the n/i Family, and the Bradford Family. The Bedford Family represents interests in the four portfolios, one of which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to the Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:
            .45% of first $250 million of net assets;
            .40% of next $250 million of net assets;
            .35% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the investment portfolio were as follows:

             GROSS                                            NET
           ADVISORY                                         ADVISORY
              FEE                  WAIVER                     FEE
          ----------            ------------               ----------
          $7,702,090            $ (3,527,715)              $4,174,375

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                         GROSS                                             NET
                                                    TRANSFER AGENCY                                  TRANSFER AGENCY
                                                          FEE                    WAIVER                   FEE
                                                    ---------------             --------             ---------------
        Bedford Class                                 $1,658,468                $     --               $1,658,468
        Cash Preservation Class                            8,613                  (7,971)                     642
        Janney Montgomery Scott Class                  1,045,385                      --                1,045,385
        RBB Class                                          8,149                  (7,946)                     203
        Sansom Street Class                              323,534                      --                  323,534
                                                      ----------                --------               ----------
               Total                                  $3,044,149                $(15,917)              $3,028,232
                                                      ==========                ========               ==========

     The Fund, on behalf of each class of shares within this investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities, Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the year ended August 31, 1996, distribution fees for each class were as follows:
                                                       DISTRIBUTION
                                                            FEE
                                                       ------------

          Bedford Class                                  $5,826,142
          Cash Preservation Class                               858
          Janney Montgomery Scott Class                   3,161,043
          RBB Class                                             226
          Sansom Street Class                               316,107
                                                         ----------
                 Total                                   $9,304,376
                                                         ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996 service organization fees were $471,499 for the Money Market Portfolio.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                                                      MONEY MARKET PORTFOLIO
                                                           ------------------------------------------
                                                               FOR THE                    FOR THE
                                                              YEAR ENDED                 YEAR ENDED
                                                           AUGUST 31, 1996            AUGUST 31, 1995
                                                           ---------------            ---------------
                                                                VALUE                      VALUE
                                                           ---------------            ---------------
     Shares sold:
         Bedford Class                                     $ 3,797,592,288            $ 2,966,911,277
         Cash Preservation Class                                   122,344                     84,527
         Janney Montgomery Scott Class                       2,359,936,867                855,058,809
         RBB Class                                                 584,206                     31,504
         Sansom Street Class                                 2,191,596,362              1,864,628,110
     Shares issued in reinvestment of dividends:
         Bedford Class                                          49,290,088                 37,681,204
         Cash Preservation Class                                    10,084                     11,226
         Janney Montgomery Scott Class                          24,077,173                  4,534,944
         RBB Class                                                   2,625                      2,500
         Sansom Street Class                                    18,389,361                 16,689,941
     Shares repurchased:
         Bedford Class                                      (3,673,362,904)            (2,779,499,052)
         Cash Preservation Class                                  (165,733)                   (91,268)
         Janney Montgomery Scott Class                      (2,265,789,890)              (415,944,656)
         RBB Class                                                (580,821)                   (23,917)
         Sansom Street Class                                (2,127,237,313)            (1,813,444,951)
                                                           ---------------            ---------------
     Net increase                                          $   374,464,737            $   736,630,198
                                                           ===============            ===============
     Bedford Shares authorized                               1,500,000,000              1,500,000,000
                                                           ===============            ===============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                                                      MONEY MARKET
                                                       PORTFOLIO
                                                     ---------------
        Capital Paid-In
           Bedford Class                             $ 1,109,351,734
           Cash Preservation Class                           202,360
           Janney Montgomery Scott Class                 561,873,247
           RBB Class                                          61,412
           Sansom Street Class                           524,367,399
           Other Classes                                         800

        Accumulated Net Realized Loss on Investments
           Bedford Class                                     (17,400)
           Cash Preservation Class                                (3)
           Janney Montgomery Scott Class                      (7,821)
           RBB Class                                              (1)
           Sansom Street Class                                (8,289)
                                                     ---------------
                                                     $ 2,195,823,438
                                                     ===============


NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, $33,513 capital loss carryovers were available to offset future realized gains of which $2,062 expires in 2002, $18,464 expires in 2003 and $12,987 expires in 2004.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott, RBB, and Sansom Street. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain other classes are as follows:

THE JANNEY MONTGOMERY SCOTT MONEY FUNDS

                                                                             MONEY MARKET PORTFOLIO
                                                                        ----------------------------------
                                                                                          FOR THE PERIOD
                                                                           FOR THE         JUNE 12, 1995
                                                                             YEAR         (COMMENCEMENT OF
                                                                            ENDED          OPERATIONS) TO
                                                                        AUGUST 31, 1996   AUGUST 31, 1995
                                                                        ---------------   ----------------
     Net asset value, beginning of period .........................        $   1.00          $   1.00
                                                                           --------          --------
     Income from investment operations:
       Net investment income ......................................          0.0465            0.0112
                                                                           --------          --------
       Total from investment operations ...........................          0.0465            0.0112
                                                                           --------          --------
     Less distributions
       Dividends (from net investment income) .....................         (0.0465)          (0.0112)
                                                                           --------          --------
       Total distributions ........................................         (0.0465)          (0.0112)
                                                                           --------          --------
     Net asset value, end of period ...............................        $   1.00          $   1.00
                                                                           ========          ========
     Total Return .................................................           4.76%           5.30%(b)
     Ratios /Supplemental Data
       Net assets, end of period (000) ............................        $561,865          $443,645
       Ratios of expenses to average net assets ...................         1.00%(a)       1.00%(a)(b)
       Ratios of net investment income to average net assets ......           4.65%           5.04%(b)


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the year ended August 31, 1996, and 1.23% annualized for the period ended August 31, 1995.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                             MONEY MARKET PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                               FOR THE            FOR THE          FOR THE           FOR THE           FOR THE
                                                YEAR               YEAR             YEAR              YEAR              YEAR
                                                ENDED              ENDED            ENDED             ENDED             ENDED
                                            AUGUST 31, 1996    AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                            ---------------    ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year .........   $   1.00           $   1.00         $   1.00          $   1.00          $   1.00
                                               --------           --------         --------          --------          --------
Income from investment operations:
  Net investment income ....................     0.0518             0.0543           0.0334            0.0304            0.0435
  Net gains on securities (both realized
    and unrealized) ........................         --                 --               --                --            0.0007
                                               --------           --------         --------          --------          --------
     Total from investment operations ......     0.0518             0.0543           0.0334            0.0304            0.0442
                                               --------           --------         --------          --------          --------
Less distributions
  Dividends (from net investment income) ...    (0.0518)           (0.0543)         (0.0334)          (0.0304)          (0.0435)
  Distributions (from capital gains) .......         --                 --               --                --           (0.0007)
                                               --------           --------         --------          --------          --------
     Total distributions ...................    (0.0518)           (0.0543)         (0.0334)          (0.0304)          (0.0442)
                                               --------           --------         --------          --------          --------
Net asset value, end of year ...............   $   1.00           $   1.00         $   1.00          $   1.00          $   1.00
                                               ========           ========         ========          ========          ========
Total Return ...............................      5.30%              5.57%            3.39%             3.08%             4.51%
Ratios /Supplemental Data
  Net assets, end of year ..................   $524,359           $441,614         $373,745          $190,794          $228,079
  Ratios of expenses to average net assets .     .48%(a)            .39%(a)          .39%(a)           .34%(a)           .35%(a)
  Ratios of net investment income to average
    net assets .............................      5.18%              5.43%            3.34%             3.04%             4.35%


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60% and .61% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

================================================================================
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



---------------------------------------------------
                TABLE OF CONTENTS


                                             PAGE
Fee Table .................................     2
Financial Highlights ......................     3
Investment Objectives and Policies ........     5
Purchase and Redemption of Shares .........    14
Net Asset Value ...........................    16
Management ................................    16
Distribution of Shares ....................    19
Dividends and Distributions ...............    20
Taxes .....................................    20
Description of Shares .....................    21
Other Information .........................    22



INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Ballard Spahr Andrews & Ingersoll
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS

                              OF THE RBB FUND, INC.


   The Janney Montgomery Scott Money Funds consists of four classes of common stock (collectively, the "Janney Classes") of The RBB Fund, Inc. (the "Fund"), an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate nineteen separate investment portfolios. The shares of such classes (collectively, the "Janney Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (collectively, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

       MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.
       MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.
       GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.
       NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from the regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


   An investor may purchase and redeem Shares of any of the Janney Classes through Janney Montgomery Scott ("JMS"). See "Purchase and Redemption of Shares."
   PNC Institutional Management Corporation ("PIMC") serves as investment adviser for the Fund, PNC Bank, National Association ("PNC Bank") serves as sub-adviser for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and serves as custodian for the Fund, PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor for the Fund.
   This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.



--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


PROSPECTUS                                                      December 3, 1996

FEE TABLE

ANNUAL FUND OPERATING EXPENSES (JANNEY SHARES)
     AFTER EXPENSE REIMBURSEMENTS AND WAIVERS(2)


                                                                                 GOVERNMENT         NEW YORK
                                                                 MUNICIPAL       OBLIGATIONS        MUNICIPAL
                                              MONEY MARKET     MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                              ------------     ------------      ------------     ------------
Management fees (after waivers)(1) .........      .20%             .05%             .30%                 0%
12b-1 fees (after waivers)(1) ..............      .60              .60              .60                .60
Other Expenses (after reimbursements) ......      .20              .29              .10                .33
                                                 ----              ---             ----                ---
Total Fund Operating Expenses
   (Janney Shares) (after waivers
   and reimbursements) .....................     1.00%             .94%            1.00%               .93%
                                                 ====              ===             ====                ===

(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) Before Expense Reimbursements and Waivers for the Money market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio, Management fees would be .37%, .33%, .42% and .35%, respectively, 12b-1 fees would be .60%, .60%, .60% and .60%, respectively; Other Expenses would be .26%, .30%, .23% and .34%, respectively and Total Fund Operating Expenses would be 1.23%, 1.23%, 1.25% and 1.29%, respectively.


EXAMPLE

     An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                       1 YEAR    3 YEARS     5 YEARS    10 YEARS
                                       ------    -------     -------    --------
Money Market* ........................   $10       $32         $55        $122
Municipal Money Market* ..............   $10       $30         $52        $115
Government Obligations Money Market* .   $10       $32         $55        $122
New York Municipal Money Market ......   $ 9       $30         $51        $114


* Other classes of these Portfolios are sold with different fees and expenses.

     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Janney Shares) After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Janney Shares of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) The expense figures are based on actual costs and fees charged to each class. The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.


     From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal, New York State and New York City personal income taxes at stated rates.

     The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Janney Classes will fluctuate and is not necessarily representative of future results. Any fees charged by JMS directly to their customers in connection with investments in the Janney Classes are not reflected in the yields of the Janney Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Janney Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The table below sets forth certain information concerning the investment results of the Janney Classes representing interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios for the periods indicated. The financial data included in this table for the periods ended August 31, 1996 and 1995 are a part of the Fund's financial statements for each of such Portfolios which have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose current report thereon appears in the Statement of Additional Information along with the financial statements. The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS (c)
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                            MUNICIPAL MONEY
                                     MONEY MARKET PORTFOLIO                MARKET PORTFOLIO
                                ---------------------------------  --------------------------------
                                                   FOR THE PERIOD                    FOR THE PERIOD
                                                   JUNE 12, 1995                      JUNE 12, 1995
                                    FOR THE      (COMMENCEMENT OF      FOR THE      (COMMENCEMENT OF
                                  YEAR ENDED      OPERATIONS) TO     YEAR ENDED      OPERATIONS) TO
                                AUGUST 31, 1996   AUGUST 31, 1995  AUGUST 31, 1996   AUGUST 31, 1995
                                ---------------  ----------------  ---------------  ----------------
Net asset value,
   beginning of period .........   $    1.00        $     1.00        $   1.00         $     1.00
                                   ---------        ----------        --------         ----------

Income from investment
   operations:
Net investment income ..........      0.0465            0.0112          0.0278             0.0063
                                   ---------        ----------        --------         ----------

       Total from investment
         operations ............      0.0465            0.0112          0.0278             0.0063
                                   ---------        ----------        --------         ----------

Less distributions
   Dividends (from net
     investment income) ........     (0.0465)          (0.0112)        (0.0278)           (0.0063)
                                   ---------        ----------        --------         ----------

       Total distributions .....     (0.0465)          (0.0112)        (0.0278)           (0.0063)
                                   ---------        ----------        --------         ----------

Net asset value,
   end of period ...............   $    1.00            $ 1.00          $ 1.00             $ 1.00
                                   =========        ==========        ========         ==========
Total Return ...................       4.76%           5.30%(b)          2.81%            2.87%(b)
Ratios /Supplemental Data
   Net assets, end of
     period (000) ..............    $561,865          $443,645         $89,428           $113,226
   Ratios of expenses
     to average
     net assets ................     1.00%(a)          1.00%(a)(b)     0.94%(a)           1.00%(a)(b)
   Ratios of net investment
     income to average
     net assets ................       4.65%           5.04%(b)          2.78%            2.83%(b)





                                        GOVERNMENT OBLIGATIONS             NEW YORK MUNICIPAL
                                         MONEY MARKET PORTFOLIO           MONEY MARKET PORTFOLIO
                                  ---------------------------------  --------------------------------
                                                     FOR THE PERIOD                    FOR THE PERIOD
                                                     JUNE 12, 1995                      JUNE 9, 1995
                                      FOR THE     (COMMENCEMENT OF     FOR THE        (COMMENCEMENT OF
                                    YEAR ENDED     OPERATIONS) TO     YEAR ENDED       OPERATIONS) TO
                                  AUGUST 31, 1996   AUGUST 31, 1995  AUGUST 31, 1996   AUGUST 31, 1995
                                  ---------------  ----------------  ---------------   ---------------
Net asset value,
   beginning of period .........     $     1.00        $     1.00       $   1.00           $   1.00
                                     ----------        ----------       --------           --------

Income from investment
   operations:
Net investment income ..........         0.0456            0.0109         0.0262             0.0062
                                     ----------        ----------       --------           --------

       Total from investment
         operations ............         0.0456            0.0109         0.0262             0.0062
                                     ----------        ----------       --------           --------

Less distributions
   Dividends (from net
     investment income) ........        (0.0456)          (0.0109)       (0.0262)           (0.0062)
                                     ----------        ----------       --------           --------

       Total distributions .....        (0.0456)          (0.0109)       (0.0262)           (0.0062)
                                     ----------        ----------       --------           --------

Net asset value,
   end of period ...............     $     1.00        $     1.00       $   1.00           $   1.00
                                     ==========        ==========       ========           ========
Total Return ...................          4.66%           5.03%(b)         2.65%            2.72%(b)
Ratios /Supplemental Data
   Net assets, end of
     period (000) ..............       $306,757          $302,585        $20,032            $14,671
   Ratios of expenses
     to average
     net assets ................        1.00%(a)          1.00%(a)(b)    0.93%(a)           1.00%(a)(b)
   Ratios of net investment
     income to average
     net assets ................          4.56%           4.91%(b)         2.62%            2.68%(b)

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the year ended August 31, 1996 and 1.23% annualized for the period ended August 31, 1995. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.23% for the year ended August 31, 1996 and 1.30% annualized for the period ended August 31, 1995. For the Government Obligations Money Market Portfolio, the ratio of expenses to average net assets would have been 1.25% for the year ended August 31, 1996 and 1.28% annualized for the period ended August 31, 1995. For the New York Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.29% for the year ended August 31, 1996 and 1.41% annualized for the period ended August 31, 1995.

(b)  Annualized.

(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

                             MONEY MARKET PORTFOLIO

     The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S.
dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

     BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

     COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

     Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

     VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to a Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

     ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity or any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations".

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act"). The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.

     GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's Investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

     MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (e.g., commercial paper rated "A-1" or "A-2" by S&P), (3) securities that are rated at the time of purchase by the only NRSRO rating the Security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                        MUNICIPAL MONEY MARKET PORTFOLIO

     The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax. During periods of normal market conditions, at least 80% of the net assets of the

Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Interest").

     MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

     The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

     The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state,
(ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

     The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

     The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

     The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market Portfolio--Stand-by Commitments."

     ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio--Eligible Securities."


     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Illiquid Securities" and "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

     The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage
Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

     Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares representing an interest in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 calendar days if such securities provide for adjustments in their interest rates not less frequently than every 397 calendar days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements."

     MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

     Mortgage-related securities may include asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less.

     LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

     SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. A more detailed discussion of short sales is contained in the Statement of Additional Information.


     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Illiquid Securities" and "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.


                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

     The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 calendar days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for Federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.


     MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."


     Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of Federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities. Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis.

     The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."


     The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When Issued Securities."

     The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market Portfolio--Stand-by Commitments."


     TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.

     ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities." For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio--Eligible Securities."

     SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to  continue  to  conduct  its  operations  so as  to  qualify  as a  "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S.
Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee.

     The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

     Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by Standard & Poor's Corporation ("S&P") and Moody's Investor Service, Inc. ("Moody's"). On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of those issuer's existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the market values and market ability of all New York Municipal Obligations and consequently, the net asset value of the Portfolio's shows. Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.


     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of Illiquid Securities, see "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                             INVESTMENT LIMITATIONS

     The Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios' respective investment objectives and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the respective Portfolios' outstanding shares. Such changes may result in a Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objectives of the Portfolios will be achieved. The Portfolios may not, however, change the following investment limitations without such a vote of their respective shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Portfolios may not borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of a Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

     The Money Market and Municipal Money Market Portfolios may not:
         1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Portfolio, except that up to 25% of the value of a Portfolio's total assets may be invested without regard to such 5% limitation.

     The Money Market Portfolio may not:
         1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.
         2. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

     The Municipal Money Market may not:
         1. Purchase any securities which would cause more than 25% of the value of the total assets of the Portfolio to be invested in obligations at the time of purchase to be invested of issuers in the same industry.

     In addition, without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest of AMT Interest.

     The Government Obligations Money Market Portfolio may not:
         1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.
         2. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provision applicable to regulated investment companies.

     The New York Municipal Money market may not:
         1. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

     In addition, without the affirmative vote of the holders of a majority of the New York Municipal Money Market Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

                               PURCHASE PROCEDURES

     GENERAL. Janney Shares are sold without a sales load on a continuous basis. Investors may purchase Janney Shares through an account maintained by the investor with JMS ("the Account"). The Fund in its sole discretion may accept or reject any order for purchases of Janney Shares.

     All payments for initial and subsequent investments should be in U.S. dollars. JMS is responsible for the prompt transmission of the order to the Fund's transfer agent. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form from JMS and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received by JMS. Orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of 4:00 p.m. Eastern Time on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.

     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with JMS through procedures established in connection with the requirements of Accounts at JMS. In such event, beneficial ownership of Janney Shares will be recorded by JMS and will be reflected in the Account statements provided by JMS to such investors. JMS may impose minimum investor Account requirements. Although JMS does not impose a sales charge for purchases of Janney Shares, depending on the terms of an investor's Account with JMS, JMS may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from JMS. This Prospectus should be read in conjunction with any information received from JMS.

     JMS may offer investors the ability to purchase Janney Shares under an automatic purchase program (a "Purchase Program") established by it. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account with JMS automatically invested in Shares of Janney Class designated by the investor as the "Primary Janney Class" for his Purchase Program. The frequency of investments and the minimum investment requirement may be established by JMS and the Fund. In addition, JMS may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular JMS's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to JMS. A participant in a Purchase Program may change the designation of the Primary Janney Class at any time by so instructing JMS.

     If JMS makes special arrangements under which orders for Janney Shares are received by PFPC prior to 12:00 noon Eastern Time, and the JMS guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                              REDEMPTION PROCEDURES

     Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Janney Shares may redeem Janney Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting JMS. It is the responsibility of JMS to transmit purchase and redemption orders to PFPC and credit its investors' accounts with the redemption proceeds on a timely basis. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all shares are redeemed, all accrued but unpaid dividends on those shares will be paid with the redemption proceeds.

     JMS will also redeem each day a sufficient number of Shares of the Primary Janney Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Janney Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     JMS reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION BY CHECK. The Fund provides investors with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to JMS. JMS will then arrange for the checks to be honored by PNC Bank. Investors who own Janney Shares through an Account should contact JMS for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

NET ASSET VALUE
--------------------------------------------------------------------------------


     The net asset value per share of each of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). The FRB is currently closed on weedends and the same holidays on which the NYSE is closed [except Christmas Day (observed)] as well as Martin Luther King, Jr. Day, Veterans Day and Columbus Day. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


     The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

     With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS


     The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate nineteen separate investment portfolios. Each of the Janney Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER


     PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp, a multi-bank holding Company.

     As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


     For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

     For the services provided and expenses assumed by it with respect to the Municipal Money Market and the New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.


     PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-adviser. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.

     For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% of the average net assets of the Money Market Portfolio, .05% of the average net assets of the Municipal Money Market Portfolio, .30% of the average net assets of the Government Obligations Money Market Portfolio and 0% of the average net assets of the New York Municipal Money Market Portfolio. For that same year, PIMC waived approximately .17%,
 .28%, .12% and .35% of the average net assets of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.


ADMINISTRATOR

     PFPC serves as the administrator for the Municipal Money Market and the New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operations, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

     The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

     The investment adviser has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

     The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.


     For the Fund's fiscal year ended August 31, 1996, the Fund's total expenses were 1.23% annualized of the average net assets with respect to the Janney Class of the Money Market Portfolio (not taking into account waivers and reimbursements of .23%), were 1.23% annualized of the average net assets with respect to the Janney Class of the Municipal Money Market Portfolio (not taking into account waivers and reimbursements of .29%), were 1.25% annualized of the average net assets with respect to the Janney Class of the Government Obligations Money Market Portfolio (not taking into account waivers and reimbursements of .25%) and were 1.29% annualized of the average net assets with respect to the Janney Class of the New York Municipal Money Market Portfolios (not taking into account waivers and reimbursements of .36%).

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors Inc., with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Janney Classes of the Fund pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of each of the Janney Classes.

     The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Janney Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Janney Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Contracts, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Janney Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under each of the Distribution Contracts and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

     Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Janney Class the fee agreed to under the relevant Distribution Contract. None of the Plans obligates the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan on behalf of the relevant Janney Class. Thus, under each of the Plans, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     The Plans in effect with respect to the Janney Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios have been approved by the sole shareholder of each such Class. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Janney Class. The fee set forth above will be paid by the Fund on behalf of the relevant Janney Class to the Distributor unless and until the relevant Plan is terminated or not renewed.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Janney Class unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

     Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

     The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to Federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining Federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for Federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to Federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

     Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for Federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

     An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal and state income tax consequences described above.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).


     The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE JANNEY CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE JANNEY CLASSES.

     Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


     As of November 6, 1996, to the Fund's knowledge, no person beneficially held 25% or more of the outstanding shares of all classes of RBB.


OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to Janney Montgomery Scott, 1801 Market Street, Philadelphia, PA 19103-1675; toll free 1-800-JANNEYS.

                       JANNEY MONTGOMERY SCOTT MONEY FUNDS
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Janney Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Janney Montgomery Scott Money Funds Prospectus of the Fund dated December 3, 1996, (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.

                                    CONTENTS

                                                                     Prospectus
                                                          Page         Page
                                                          ----       ----------
General ..................................                  2             1
Investment Objectives and Policies .......                  2             5
Directors and Officers ...................                 34           N/A
Investment Advisory, Distribution and
  Servicing Arrangements .................                 37            16
Portfolio Transactions ...................                 42           N/A
Purchase and Redemption Information ......                 44            14
Valuation of Shares ......................                 44            16
Taxes ....................................                 47            19
Additional Information Concerning Fund
  Shares..................................                 52            21
Miscellaneous ............................                 54           N/A
Appendix .................................                A-1           N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Janney Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Janney Classes are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio has firm commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such

Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  MUNICIPAL OBLIGATIONS. Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio,the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage

Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.


                  One such type of mortgage-related security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government.

                  Each of the mortgage-related securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

                  To compare the prepayment risk for various mortgage-related securities, various independent mortgage-related securities dealers publish average remaining life data using proprietary models. In making determinations concerning average remaining life of mortgage-related securities for the Portfolio, the investment adviser will rely on such data to evaluate the prepayment risk in a particular security except to the extent such data are deemed unreasonable by the investment adviser. The investment adviser might deem such data unreasonable if such data appeared to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage-related securities dealers.

                  Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the above, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio involved.

                  The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b)
above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one NRSRO or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.

                  Some of the significant financial considerations relating to the New York Municipal Money Market Portfolio's investments in New York Municipal Obligations are summarized below. This summary information is derived principally from official statements released prior to the date of this Statement of Additional Information relating to issues of New York Municipal Obligations and does not purport to be a complete description of any of the considerations mentioned herein. The accuracy and completeness of the information contained in such official statements has not been independently verified.

                  STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for approximately 41% of both the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. The recession has been more severe in the State, owing to a significant retrenchment in the financial services industry, cutbacks in defense spending, and an overbuilt real estate market. There can be no assurance that the State economy will not experience worse-than-predicted results in the 1995-96 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991. It stood at 6.9% in 1994. The total employment growth rate in the State has been below the national average since 1984, and is expected to grow to less than 0.5% in 1995. State per capita personal income remains above national average. State per capita income for 1984 was estimated at $25,999, which was 19.2% above the 1994 estimated national average of $21,809. During the past ten years, total personal income in the State rose slightly faster than the national average only in 1986 through 1989.

                  STATE BUDGET. The State Constitution requires the Governor to submit to the Legislature a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State Financial Plan for that fiscal year. The Governor is required to submit to the Legislature, quarterly budget updates which include a revised cash-basis state financial plan and explanation of any changes from the previous state financial plan.

                  The State's budget for the 1995-96 fiscal year was enacted by the Legislature on June 7, 1995, more than two months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including all necessary appropriations for debt service. The State financial plan for the 1995-96 fiscal year was formulated on June 20, 1995 and was based upon the State's budget as enacted by the Legislature and signed into Law by the Governor (the "1995-96 State Financial Plan").

                  The 1995-96 State Financial Plan was the first to be enacted in the administration of the Governor, who assumed office on January 1. It was the first budget in over half a century which proposed and, as enacted, projected an absolute year-over-year decline in disbursements in the General Fund, the State's principal operating fund. Spending for State operations was projected to drop even more sharply, by 4.6%. Nominal spending from all State spending sources (I.E., excluding Federal aid) was proposed to increase by only 2.5% from the prior fiscal year, in contrast to the prior decade when such spending growth averaged more than 6.0% annually.

                  In his executive budget, the Governor indicated that in the 1995-96 fiscal year, the state financial plan, based on then-current law governing spending and revenues, would be out of balance by almost $4.7 billion, as a result of the projected structural deficit resulting from the ongoing disparity between sluggish growth in receipts, the effect of prior-year tax changes, and the rapid acceleration of spending growth; the impact of unfunded 1994-95 initiatives, primarily for local aid programs; and the use of one-time solutions, primarily surplus funds from the prior year, to fund recurring spending in the 1994-95 budget. The Governor proposed additional tax cuts to spur economic growth and provide relief for low and middle-income tax payers, which were larger than those ultimately adopted, and which added $240 million to the then projected imbalance or budget gap, bringing the total to approximately $5 billion.

                  This gap was projected to be closed in the 1995-96 State Financial Plan through a series of actions, mainly spending reductions and cost containment measures and certain reestimates that are expected to be recurring, but also through the use of one-time solutions. The 1995-96 State Financial Plan projected (i) nearly $1.6 billion in savings from cost containment, disbursement reestimates, and other savings in social welfare programs, including Medicaid, income maintenance and various child and family care programs; (ii) $2.2 billion in savings from State agency actions to reduce spending on the State workforce, SUNY and CUNY, mental hygiene programs, capital projects, the prison system and fringe benefits; (iii) $300 million in savings from local assistance reforms, including actions affecting school aid and revenue sharing while proposing program legislation to provide relief from certain mandates that increase local spending; (iv) over $400 million in revenue measures, primarily through a new Quick Draw Lottery game, changes to tax payments schedules, and the sale of assets; and (v) $300 million from reestimates in receipts.

                  The 1995-96 State Financial Plan included actions that will have an effect on the budget outlook for State fiscal year 1996-97 and beyond. The Division on the Budget estimated that the 1995-96 State Financial Plan contained actions that provide nonrecurring resources or savings totaling approximately $900 million while the State comptroller (the "Comptroller") believed that such amount exceeded $1 billion. In addition to this use of nonrecurring resources, the 1995-96 State Financial Plan reflected actions that will directly affect the State's 1996-97 fiscal year baseline receipts and disbursements. The three-year plan to reduce State personal income taxes will decrease State tax receipts by an estimated $1.7 billion in State fiscal year 1996-97 in addition to the amount of reduction in State fiscal year 1995-96. Further significant reductions in the personal income tax are scheduled for the 1997-98 State fiscal year. Other tax reductions enacted in 1994 and 1995 are estimated to cause an additional reduction in receipts of over $500 million in 1996-97, as compared to the level of receipts in 1995-96. Similarly, many actions taken to reduce disbursements in the State's 1995-96 fiscal year are expected to provide greater reductions in the State's fiscal year 1996-97. These include actions to reduce the State workforce, reduce Medicaid and welfare expenditures and slow community mental hygiene program development.

                  The State issued the first of the three required quarterly updates (the "First Quarter Update") to the 1995-96 State Financial Plan on July 28, 1995. The First Quarter Update projected continued balance in the State's 1995-96 State Financial Plan. Actual cash receipts and disbursements during the first quarter of the fiscal year were impacted by the late adoption of the budget, and fell somewhat short of original monthly cashflow estimates. Receipt variances were mainly related to timing issues rather than changes in the forecast. Disbursement variances were also ascribed to timing factors.

                  On October 2, 1995, the State Comptroller releases a report on the State's financial condition. The report identified several risks to the 1995-96 State Financial Plan and also estimated a potential imbalance in receipts and disbursements in the 1996-97 fiscal year of at least $2.7 billion and in the 1997-98 fiscal year of at least $3.9 billion. The Governor is required to submit a balanced budget to the State Legislature and has indicated that he will close any potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.

                  The State issued its second quarterly update to the 1995-96 State Financial Plan on October 26, 1995 (the "Mid-Year Update" and together with the First Quarter Update, the "Financial Plan Updates"). The Mid-Year Update projected continued balance in the 1995-96 State Financial Plan, with estimated receipts reduced by a net $71 million and estimated disbursements reduced by a net $30 million as compared to the First Quarter Update. The resulting General Fund balance decreased from $213 million in the First Quarter Update to $172 million in the Mid-Year Update, reflecting the use of $41 million from the contingency reserve fund for payments of litigation and disallowance expenses.

                  The 1995-96 State Financial Plan and the Financial Plan Updates were based on a number of assumptions and projections. Because it is not possible to predict accurately the occurrence of all factors that may affect the 1995-96 State Financial Plan or the Financial Plan Updates, actual results could differ materially and adversely from projections made at the outset of a fiscal year. There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

                  A significant risk to the 1995-96 State Financial Plan arises from tax legislation pending in Congress. Changes to federal tax treatment of capital gains are likely to flow through automatically to the State personal income tax. Such changes, depending upon their precise character and timing, and upon taxpayer response, could produce either revenue gains or losses during the balance of the State's fiscal year.

                  RECENT FINANCIAL RESULTS. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the States largest funds and receives all State taxes and other resources not dedicated to particular purposes.

                  The State reported a General Fund operating deficit of $1.426 billion for the 1994-95 fiscal year, as compared to an operating surplus of $914 million for the prior fiscal year. The 1994-95 fiscal year deficit was caused by several factors, including the use of $1.026 billion of 1993-94 cash-based surplus to Fund operating expenses in 1994-95 and the adoption of changes in accounting methodologies by the State Comptroller. These factors were offset by net proceeds of $315 million in bonds issued by the Local Government Assistance Corporation. The General Fund is projected to be balanced on a cash basis for the 1995-96 fiscal year.

                  Total revenues for 1994-95 were 31.455 billion. Revenues decreased $173 million over the prior fiscal year, a decrease of less than one percent. Total expenditures for 1994-95 totaled $33.079 billion, an increase of $2.083 billion, or 6.7 percent over the prior fiscal year.

                  The State's financial position on a GAAP (generally accepted accounting principals) basis as of March 31, 1995 showed an accumulated deficit in its combined governmental funds of $1.666 billion reflecting liabilities of $14.778 billion and assets of $13.112 billion.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term debt that may be so authorized and subsequently incurred by the State.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds form the sale of duly authorized but unissued bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State employs additional long-term financing mechanisms, lease-purchase or contractual-obligation financings which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") in an effort to restructure the way the State makes certain local aid payments.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The Legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of those long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales tax and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified both the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the fiscal year without relying on short-term seasonal borrowings. The 1995-96 State Financial Plan includes no spring borrowing nor did the 1994-95 State Financial Plan, which was the first time in 35 years there was no short-term seasonal borrowing.

                  In June 1994, the Legislature passed a proposed constitutional amendment that would significantly change the long-term financing practices of the State and its public authorities. The proposed amendment would permit the State, within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State funds dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would (i) permit multiple purpose general obligation bond proposals to be proposed on the same ballot, (ii) require the State debt be incurred only for capital projects included in a multi-year capital financing plan, and (iii) prohibit, after its effective date, lease-purchase and contractual-obligation financing mechanisms for State facilities.

                  Before the approved constitutional amendment can be presented to the voters for their consideration, it must be passed by a separately elected legislature. The amendment must therefore be passed by the newly elected Legislature in 1995 prior to presentation to the voters in November 1995. The amendment was passed by the Senate in June 1995, and the Assembly is expected to pass the amendment shortly. If approved by the voters, the amendment would become effective January 1, 1996.

                  On January 13, 1992, Standard & Poor's Corporation ("Standard & Poor's) reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. Standard & Poor's also continued its negative rating outlook assessment on State' general obligation debt. On April 26, 1993, Standard & Poor's revised the rating outlook assessment to stable. On February 14, 1994, Standard & Poor's raised its outlook to positive and, on February 28, 1994, confirmed its A- rating. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

                  The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in 1995-96. The State expects to issue $248 million in general obligation bonds (including ($170 million for purposes of redeeming outstanding bond anticipation notes) and $186 million in general obligation commercial paper. The Legislature has also authorized the issuance of up to $33 million in certificates of participation during the State's 1995-96 fiscal year for equipment purchases and $14 million for capital purposes. These projections are subject to change if circumstances require.

                  Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes and on tax and revenue anticipation notes were $793.3 million for the 1994-95 fiscal year, and are estimated to be $774.4 million for the 1995-96 fiscal year. These figures do not include interest payable on State General Obligation Refunding Bonds issued in July 1992 ("Refunding Bonds") to the extent that such interest was paid from an escrow fund established with the proceeds of such Refunding Bonds. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $239.4 million for the 1994-95 fiscal year, and estimated to be $328.2 million for 1995-96. State lease-purchase rental and contractual obligation payments for 1994-95, including State installment payments relating to certificates of participation, were $1.607 billion and are estimated to be $1.641 billion in 1995-96.

                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central New York; (2) certain aspects of New York State's Medicaid policies and its rates, regulations and procedures; (3) an action against New York State and New York city officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges by commercial insurers, employee welfare benefit plans, and health maintenance organizations to the impositions of 13%, 11% and 9% surcharges on inpatient hospital bills; (7) challenges to certain aspects of petroleum business taxes; (8) action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) a challenge to the constitutionality of the treatment of certain moneys held in a Supplemental Reserve Fund; and (10) a challenge to the constitutionality of the State lottery game.

                  Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller has developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $30 million in fiscal 1994-95, $63 million in fiscal 1995-96, $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of STATE OF DELAWARE v. STATE OF NEW YORK, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State is required to make aggregate payments of $351.4 million, of which $90.3 million have been made. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State. Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1995-96 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1995-96 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1995-96 State Financial Plan. In its audited financial statements for the fiscal year ended March 31, 1995, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $676 million.

                  Although other litigation is pending against New York State, except as described above, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  THE AUTHORITIES. The fiscal stability of the State is related to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that are State-supported or State-related. As of September 30, 1992, the latest data available, there were 18 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $70.3 billion. As of March 31, 1995, aggregate public authority debt outstanding as State-supported debt was $27.9 billion and as State-related debt was $36.1 billion.

                  Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York is closely related to the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to public credit markets. The City was not able to sell short-term notes to the public again until 1979.

                  In 1975, Standard & Poor's suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from Standard & Poor's. On July 2, 1985, Standard & Poor's revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 2, 1993, Standard & Poor's reconfirmed its A- rating of City bonds, continued its negative rating outlook assessment and stated that maintenance of such rating depended upon the City's making further progress towards reducing budget gaps in the outlying years. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, Standard & Poor' downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing to the City's chronic structural budget problems and weak economic outlook. Standard & Poor's stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

                  New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the city to make up its budget deficits. To help alleviate the city's financial difficulties, the Legislature credited the Municipal Assistance Corporation ("MAC") in 1975. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June 30, 1995, MAC had outstanding debt on aggregate of approximately $4.882 billion of its bonds. MAC is authorized to issue bonds and notes to refunds its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to certain authorities in the event the City fails to provide such financing.

                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

                  From time to time, the Control Board staff, OSDC, the City comptroller and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.

                  The City submitted to the Control Board on July 21, 1995 a fourth quarter modification to the City's financial plan for the 1995 fiscal year (the "1995 Modification"), which projects a balanced budget in accordance with GAAP for the 1995 fiscal year, after taking into account a discretionary transfer of $75 million. On July 11, 1995, the City submitted to the Control Board the Financial Plan for the 1996 through 1999 fiscal years (the "1996-1999 Financial Plan").

                  The 1996-1999 Financial Plan projected revenues and expenditures for the 1996 fiscal year balanced in accordance with GAAP. The projections for the 1996 fiscal year reflected proposed actions to close a previously projected gap of approximately $3.1 billion for the 1996 fiscal year. The proposed actions in the 1996-1999 Financial Plan for the 1996 fiscal year included (i) a reduction in spending of $400 million, primarily affecting public assistance and Medicaid payment to the City; (ii) expenditure reductions in agencies, totaling $1.2 billion; (iii) transitional labor savings, totaling $600 million; and (iv) the phase-in of the increased annual pension funding cost due to revisions resulting from an actuarial audit of the City's pension systems, which would reduce such costs in the 1996 fiscal year.

                  The proposed agency spending reductions included the reduction of City personnel through attrition, government efficiency initiatives, procurement initiatives and labor productivity initiatives. The substantial agency expenditure reductions proposed in the 1996-1999 Financial Plan is subject to the ability of the City to implement proposed reductions in City personnel and other cost reduction initiatives. In addition, certain initiatives are subject to negotiation with the City's municipal unions, and various actions, including proposed anticipated State aid totaling $50 million are subject to approval by the Governor and the Legislature.

                  The 1996-1999 Financial Plan also set forth projections for the 1997 through 1999 fiscal years and outlined a proposed gap-closing program to eliminate projected gaps of $888 million, $1.5 billion and $1.4 billion for the 1997, 1998 and 1999 fiscal years, respectively, after successful implementation of the $3.1 billion gap-closing program for the 1996 fiscal year. These actions, a substantial number of which were not specified in detail, include additional agency spending reductions, reduction in entitlements, government procurement initiatives, revenue initiatives and the availability of the general reserve.

                  Contracts with all of the City's municipal unions either expired in the 1995 fiscal year or will expire in the 1996 fiscal years. The 1996-1999 Financial Plan provided no additional wage increases for City employees after the 1995 fiscal year. Each 1% wage increase for all union contracts commencing in the 1995 or 1996 fiscal year would cost the City an additional $141 million for the 1996 fiscal year and $161 million each year thereafter above the amounts provided for in the 1996-1999 Financial Plan.

                  Although the City has balanced its budget since 1981, estimates of the City's revenues and expenditures, which are based on numerous assumptions, are subject to various uncertainties. If expected federal or State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from New York State.

                  The City requires certain amounts of financing for seasonal and capital spending purposes. The City's current monthly cash flow forecast for the 1996 fiscal year shows a need of $2.4 billion of seasonal financing for the 1996 fiscal year. Seasonal financing requirements for the 1995 fiscal year increased to $2.2 billion from $1.75 billion and $1.4 billion in the 1994 and 1993 fiscal years, respectively.

                  Certain localities, in addition to the City, could have financial problems leading to requests for additional New York State assistance. The potential impact on the State of such requests by localities was not included in the projections of the State's receipts and disbursements in the State's 1995-96 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the Legislature to assist Yonkers could result in allocation of New York State resources in amounts that cannot yet be determined.

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1993, the total indebtedness of all localities in New York State other than New York City was approximately $17.7 billion. A small portion (approximately $105 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1993.

                  From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.

INVESTMENT LIMITATIONS.

                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

                            (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);



                            (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                            (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;


                            (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                            (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                            (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                            (7) purchase or sell commodities or commodity contracts;

                            (8) invest in oil, gas or mineral exploration or development programs;

                            (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                            (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                            (11) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares the Portfolio are represented at the meeting in person or by proxy.

                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                            1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                            1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                            2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                            3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                            1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

                            2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                            3. Act as an underwriter.

                            4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not

          (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:

                            (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                            (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                            (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                            (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                            (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                            (6) purchase or sell commodities or commodity contracts;

                            (7) invest in oil, gas or mineral exploration or development programs;

                            (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                            (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                            (10) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax and does not constitute an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio affected are represented at the meeting in person or by proxy.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                            1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                   Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                   In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                   In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

                             DIRECTORS AND OFFICERS

                   The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:


                                                         PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE            POSITION WITH FUND      DURING PAST FIVE YEARS
---------------------            ------------------      ----------------------

Arnold M. Reichman -   48*        Director               Since 1986, Managing
466 Lexington Avenue                                     Director and Assistant
New York, NY  10017                                      Secretary, E.M.
                                                         Warburg, Pincus &
                                                         Co., Inc.; Since
                                                         1990, Chief
                                                         Executive Officer
                                                         and since 1991,
                                                         Secretary, Counsellors
                                                         Securities Inc.;
                                                         Officer of  various
                                                         investment companies
                                                         advised by Warburg,
                                                         Pincus Counsellors,
                                                         Inc.


Robert Sablowsky -   58**         Director               Since OCTOBER 1996,
110 Wall Street                                          SENIOR VICE PRESIDENT
New York, NY  10005                                      OF FAHNESTOCK & CO.,
                                                         INC. 1985 TO 1996,
                                                         Executive Vice
                                                         President of Gruntal &
                                                         Co., Inc., Director,
                                                         Gruntal & Co., Inc.

Francis J. McKay - 60             Director               Since 1963, Executive
7701 Burholme Avenue                                     Vice President, Fox
Philadelphia, PA  19111                                  Chase Cancer Center
                                                         (Biomedical research
                                                         and medical care).

Marvin E. Sternberg -   62        Director               Since 1974, Chairman,
937 Mt. Pleasant Road                                    Director and President,
Bryn Mawr, PA  19010                                     Moyco Industries, Inc.
                                                         (manufacturer of dental
                                                         supplies and precision
                                                         coated abrasives);
                                                         Since 1968, Director
                                                         and President, Mart
                                                         MMM, Inc. (formerly
                                                         Montgomeryville
                                                         Merchandise Mart,
                                                         Inc.), Mart PMM,
                                                         Inc. (formerly
                                                         Pennsauken

                                                          PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE            POSITION WITH FUND       DURING PAST FIVE YEARS
---------------------            ------------------       ----------------------

                                                          Merchandise Mart,
                                                          Inc.) (shopping
                                                          centers); and Since
                                                          1975, Director and
                                                          Executive Vice
                                                          President,
                                                          Cellucap Mfg. Co.,
                                                          Inc. (manufacturer of
                                                          disposable headwear).


Julian A. Brodsky -   63          Director                Director and Vice
1234 Market Street                                        Chairman, Comcast
16th Floor                                                Corporation; Director
Philadelphia, PA  19107-3723                              Comcast Cablevision of
                                                          Philadelphia (cable
                                                          television and
                                                          Communications) and
                                                          Nextel (Wireless
                                                          Communication)


Donald van Roden -   72           Director                Self-employed
1200 Old Mill Lane                                        businessman.  From
Wyomissing, PA  19610                                     February 1980 to
                                                          March 1987, Vice
                                                          Chairman, SmithKline
                                                          Beckman Corporation
                                                          (pharmaceuticals);
                                                          Director, AAA
                                                          Mid-Atlantic (auto
                                                          service); Director,
                                                          Keystone Insurance Co.


Edward J. Roach -   72            President and          Certified Public
Suite 152                         Treasurer              Accountant; Vice
Bellevue Park Corporate                                  Chairman of the Board,
  Center                                                 Fox Chase Cancer
400 Bellevue Parkway                                     Center; Trustee
Wilmington, DE  19809                                    Emeritus Pennsylvania
                                                         School for the Deaf;
                                                         Trustee Emeritus,
                                                         Immaculata College;
                                                         Vice President and
                                                         Treasurer of various
                                                         investment companies
                                                         advised by PNC
                                                         Institutional
                                                         Management
                                                         Corporation.

                                                          PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE             POSITION WITH FUND      DURING PAST FIVE YEARS
---------------------             ------------------      ----------------------


Morgan R. Jones -   57            Secretary               Chairman of the law
firm of 1100 PNB Bank Building                            Drinker Biddle &
Reath, Broad and Chestnut Streets                         Philadelphia,
Philadelphia, PA  19107                                   Pennsylvania;
                                                          Director, Rocking
                                                          Horse Child Care
                                                          Centers of America,
                                                          Inc.


----------

* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.


** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.



                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of ANY INVESTMENT ADVISER OR SUB-ADVISER OF THE FUND OR DISTRIBUTOR $12,000 ANNUALLY AND $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation FROM THE FUND IN THE FOLLOWING AMOUNTS:

                 DIRECTORS                       COMPENSATION
                 ---------                       ------------
              JULIAN A. BRODSKY                    $12,525
              FRANCIS J. MCKAY                      15,975
              MARVIN E. STERNBERG                   16,725
              DONALD VAN RODEN                      21,025

                  On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the sub-ADVISER to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, and the Fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.

          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."


                  For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $4,174,375 IN ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $190,686 IN ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $1,638,622 IN ADVISORY FEES WITH RESPECT TO GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND $2,709 IN ADVISORY FEES WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. DURING THE SAME YEAR, PIMC WAIVED $3,527,715 ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $671,811 OF ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND $268,017 OF ADVISORY FEES WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. FOR THE YEAR ENDED AUGUST 31, 1995 PIMC received (after waivers) $2,274,697 in advisory fees with respect to the Money Market Portfolio, $67,752 in advisory fees with respect to the Municipal Money Market Portfolio, $780,122 in advisory fees with respect to the Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it $187,660 with respect to the New York Municipal Money Market Portfolio. During the same year PMC waived $2,589,882 of advisory fees with respect to the Money Market Portfolio $1,041,321 of advisory fees with respect to the Municipal Money Market Portfolio, $398,363 of advisory fees with respect to the Government Obligations Money Market Portfolio. For the year ended August 31, 1994, PIMC received (after waivers) $1,947,768 in advisory fees with respect to the Money Market Portfolio $7,733 in advisory fees with respect to the Municipal Money Market Portfolio, $580,435 in advisory fees with respect to Government Obligations Money market Portfolio and waived all of the investment advisory fees payable to it of $193,386 with respect to the New York Municipal Money Market Portfolio under its Advisory Contract with the Fund. During the same year, PIMC waived $2,255,986 of advisory fees with respect to the Money Market Portfolio, $1,091,646 of advisory fees with respect to the Municipal Money Market Portfolio, $461,938 of advisory fees with respect to Government Obligations Money Market Portfolio.


                  As required by various state regulations, PIMC will reimburse the Fund or a Portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1-1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.


                  The Advisory Contracts were each most recently approved July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989. The Advisory Contract was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal

Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Janney Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Janney Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Janney Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Janney Classes, (collectively, the "Distribution Contracts") and separate Plans of Distribution for each of the Janney Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of each of the Janney Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.


                  Each of the Plans relating to the Janney Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was most recently approved for continuation on July 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). Each of the Plans relating to the Janney Class of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market

Portfolios was approved by the sole shareholder of each Janney Class on November 5, 1991.

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Janney Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Janney Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.


                  During the year or period ended August 31, 1996, the Fund paid distribution fees to the Fund's Distributor under the Plans for the Janney Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio in the aggregate amounts of $3,161,043, $564,754, $1,869,227 AND $97,465, respectively. Of those amounts $53,509,
$9,413, $31,154, AND $1,644, respectively, was retained by the Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. During the same year, the Distributor waived no distribution fees for any of the Janney Classes of the Money Market Portfolio, the Municipal Market Portfolio, the Government Obligations Money Market Portfolio AND the New York Municipal Money Market Portfolio. The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his previous position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.


                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because all Portfolios intend to purchase only securities with remaining maturities of 397 calendar days or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a

Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of a Portfolio. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 P.M. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed WEEKENDS AND on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS AS THE NYSE (EXCEPT CHRISTMAS DAY (OBSERVED)) AS WELL AS MARTIN LUTHER KIND, JR. DAY, COLUMBUS DAY AND VETERANS DAY.


                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


                  The yield for the seven (7) day period ended August 31, 1996 for the Janney Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio was 4.48%, 2.85%, 4.40% and 2.61%, respectively. the effective yield for the same period for the same Classes was 4.58%, 2.89%, 4.50%, AND 2.64%, respectively. The tax equivalent yield for the same period for the Janney Class of the Municipal Money Market Portfolio was 3.96% (assuming an income tax rate of 28%). the tax equivalent yield for the same period for the Janney Class of the New York Municipal Money Market Portfolio was 4.21% (assuming a combined total New York City (8%), New York State (2%) and Federal (28%) income tax rate of 38%).


                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market

Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular Federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                  Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions in the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (STRATEGIC GLOBAL Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (N/I MICROCAP),50 million shares are classified as Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION

SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET COMMON STOCK (N.Y. MONEY),100 MILLION SHARES ARE CLASSIFIED AS CLASS Alpha 4 Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class JANNEY MONTGOMERY SCOTT MONEY MARKET Common Stock, Class JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET Common Stock, Class JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock and Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY

MARKET Common Stock constitute the Janney Classes. Under the Fund's charter the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money Funds, THE N/I FAMILY, THE BOSTON PARTNER FAMILY, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market PORTFOLIO as well as the Money Market and Municipal Money Market Portfolios; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; Bedford Family AND THE JANNEY MONTGOMERY SCOTT MONEY FAMILY REPRESENT interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTERESTS IN ONE NON-MARKET PORTFOLIOS, and THE Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families (collectively, the "Additional Families") represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in its Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                  CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

PORTFOLIO                NAME AND ADDRESS                        PERCENT OWNED
---------                ----------------                        -------------
RBB  Money Market        Luanne M. Garvey and Robert J. Garvey       11.2
Portfolio                2729 Woodland Avenue
(Class E)                Trooper, PA  19403

                         HAROLD  T. Erfer                            12.2
                         414 Charles Lane
                         Wynnewood, PA   19096

                         KAREN M. McElhinny and Contribution         15.8
                         Account
                         4943 King Arthur Drive
                         Erie, PA  16506

                         JOHN Robert Estrada and                     22.5
                         Shirley Ann Estrada
                         1700 Raton Drive
                         Arlington, TX   76018

                         ERIC Levine and Linda & Howard Levine       27.6
                         67 Lanes Pond Road
                         Howell, NJ  07731

RBB  Municipal           William B. Pettus Trust                     11.4
Money Market Portfolio   Augustine W. Pettus Trust
(Class F)                827 Winding Path Lane
                         St. Louis, MO  63021-6635

                         Seymour Fein                                88.6
                         P.O. Box 486
                         Tremont Post Office
                         Bronx, NY  10457-0486

CASH Preservation        Jewish Family and Children's                56.8
Money MarketPortfolio    Agency of Philadelphia
(Class G)                Capital Campaign
                         Attn:  S. Ramm
                         1610 Spruce Street
                         Philadelphia, PA  19103

                         LYNDA R. Succ Trustee for in Trust          12.4
                         under The Lynda R. Campbell Caring Trust
                         935 Rutger Street
                         St. Louis, MO   63104

                         THERESA M. PALMER                            7.8
                         5731 N. 4TH STREET
                         PHILADELPHIA, PA 19120

PORTFOLIO                NAME AND ADDRESS                        PERCENT OWNED
---------                ----------------                        -------------
CASH Preservation        Kenneth Farwell and Valerie                  10.8
Municipal Money          Farwell Jt. Ten
Portfolio                3854 Sullivan
(Class H)                St. Louis, MO   63107

                         GARY L. LANGE and                            15.2
                         SUSAN D. LANGE JTTEN
                         13 MUIRFIELD CT NORTH
                         ST. CHARLES, MO  63309

                         ANDREW DIEDERICH AND DORIS DIEDERICH         5.9
                         1003 LINDENMAN
                         DES PERES, MO 63131

                         MARCELLA L. HAUGH CARING TR DTD 8/12/91
                         40 PLAZA SQUARE                             14.8
                         APT. 202
                         St. Louis, MO  63101

                         EMIL HUNTER AND MARY J. HUNTER               7.5
                         428 W. JEFFERSON
                         KIRKWOOD, MO 63122

                         GWENDOYLN HAYNES                             5.1
                         2757 GEYER
                         ST. LOUIS, MO

SANSOM Street            Money Wasner & Co.                          20.1
Market Portfolio         FAO Paine Webber and Managed
(Class I)                Assets Sundry Holdings
                         Attn:  Joe Domizio
                         200 Stevens Drive
                         Lester, PA 19113

                         SAXON and Co.                               73.3
                         FBO Paine Webber
                         P.O. Box 7780 1888
                         Philadelphia, PA 19182

                         ROBERTSON Stephens & Co.                     6.5
                         FBO Exclusive Benefit Investors
                         C/O ERIC MOORE
                         555 California STREET/NO. 2600
                         San Francisco, CA  94101

BRADFORD MUNICIPAL       J.C. BRADFORD & CO.                          100
MONEY (CLASS R)          330 COMMERCE STREET
                         NASHVILLE, TN  37201

PORTFOLIO                NAME AND ADDRESS                        PERCENT OWNED
---------                ----------------                        -------------
BRADFORD GOVERNMENT      J.C. BRADFORD & CO.                        100
OBLIGATIONS MONEY        330 COMMERCE STREET
(CLASS S)                NASHVILLE, TN  37201

BEA INTERNATIONAL        BLUE CROSS & BLUE SHIELD                   5.1
EQUITY                   OF MASSACHUSETTS INC.
(CLASS T)                RETIREMENT Income TRUST
                         100 SUMMER STREET
                         BOSTON, MA 02310

                         INVEST COMM OF MAFCO HOLD INC. MT          5.0
                         625 MADISON AVE., 4TH FLOOR
                         NEW YORK, NY  10022

BEA HIGH YIELD           TEMPLE Inland Master Retirement Trust      10.2
Portfolio                303 South Temple Drive
(Class U)                Diboll, TX  75941

                         GUENTER FULL TRST MICHELIN NORTH           16.7
                         AMERICA INC.
                         MASTER TRUST
                         P. O. BOX 19001
                         GREENVILLE, SC 29602-9001

                         FLOUR CORPORATION MASTER                    9.4
                         RETIREMENT TRUST
                         2383 MICHELSON DRIVE
                         IRVINE, CA 92730

                         C S FIRST BOSTON PENSION FUND              10.0
                         PARK AVENUE PLAZA, 34TH FLOOR
                         55 E. 52ND STREET
                         NEW YORK, NY  10055
                         ATTN:  STEVE MEDICI

                         SC JOHNSON & SON, INC. RETIREMENT PLAN     13.3
                         1525 HOWE STREET
                         RACINE, WI 53403

                         GCIV EMPLOYER RETIREMENT FUND               6.3
                         8650 FLAIR DROVE
                         E. MONTE, CA 96731-3011


BEA Emerging Markets     Wachovia Bank North Carolina Trust         15.7
Equity Portfolio         for Carolina PowerLight Co.
(Class V)                Supplemental Retirement Trust
                         301 N. Main Street
                         Winston-Salem, NC  27101

PORTFOLIO                NAME AND ADDRESS                        PERCENT OWNED
---------                ----------------                        -------------


                     WACHOVIA BANK OF NORTH CAROLINA                 5.4
                     AND FOR FLEMING COMPANIES INC.
                     TRST MASTER PENSION Trust
                     307 NORTH MAIN 3099 STREET
                     WINSTON, SALEM, NC 27150

                     HALL Family Foundation                         30.5
                     P.O. Box 419580
                     Kansas City, MO   64208

                     ARKANSAS PUBLIC EMPLOYEES RETIREMENT           10.8
                     SYSTEM
                     124 W. CAPITOL AVENUE
                     LITTLE ROCK, AR 72201

                     NORTHERN Trust                                 12.9
                     Trustee for Pillsbury
                     P.O. Box 92956
                     Chicago, IL   60675

                     AMHERST H. Wilder Foundation                    5.9
                     919 Lafond Avenue
                     St. Paul, MN   55104

BEA US Core Equity   Bank of New York                               45.3
Portfolio            Trust APU Buckeye Pipeline
(Class X)            One Wall Street
                     New York, NY   10286

                     WERNER & Pfleiderer Pension                     7.5
                     Plan Employees
                     663 E. Crescent Avenue
                     Ramsey, NJ   07446

                     WASHINGTON HEBREW CONGREGATION                 11.1
                     3935 MACOMB ST. NW
                     WASHINGTON, DC 20016

                     SHAMUT BANK                                     6.3
                     TRST HOSPITAL ST. RAPHAEL
                     MALPRACTICE TR
                     ATTN: DCRF ACTIONS
                     P.O. BOX 92800
                     ROCHESTER, NY  14692-8900

BEA US Core Fixed    New England UFCW & Employers'                  24.5
Income Portfolio     Pension Fund Board of Trustees
(Class Y)            161 Forbes Road, Suite 201
                     Braintree, MA   02184

PORTFOLIO                NAME AND ADDRESS                        PERCENT OWNED
---------                ----------------                        -------------


                        W.M. BURKE REHABILITATION                       5.4
                        HOSPITAL INC.
                        BURKE EMPLOYEES Pension  PLAN
                        795 MAMARONECK AVENUE
                        WHITE PLAINS, NY  10605

                        PATTERSON & Co.                                 8.9
                        P.O. Box 7829
                        Philadelphia, PA   19102

                        MAC & CO                                        6.9
                        FAO 176-655
                        ROBF1766552
                        MUTUAL FUNDS OPERATIONS
                        P. O. BOX 3198
                        PITTSBURGH, PA 15230-3198

                        BANK OF NEW YORK                                9.6
                        TRST FENWAY PARTNERS MASTER TRUST
                        ONE WALL STREET, 12TH FLOOR
                        NEW YORK, NY 10286

                        CITIBANK NA
                        TRST CS FIRST BOSTON CORP EMP S/P              12.8
                        ATTN: SHEILA ADAMS
                        111 WALL STREET, 20TH FLOOR Z 1
                        NEW YORK, NY 10043

BEA Global Fixed        SunkistsMaster Trust                           36.0
Income Portfolio        14130 Riverside Drive
(Class Z)               Sherman Oaks, CA   91423

                        PATTERSON & CO.                                25.7
                        P. O. BOX 7829
                        PHILADELPHIA, PA 19101

                        KEY Trust Co. of Ohio                          20.8
                        FBO Eastern Enterp. Collective Inv. Trust
                        P.O. Box 901536
                        Cleveland, OH  44202-1559

                        MARY E. MORTEN                                  6.2
                        C/O CREDIT SUISSE NEW YORK
                        12 E. 49TH STREET, 40TH FLOOR
                        NEW YORK, NY  10017
                        ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond      William A. Marquard                            37.4
Fund Portfolio          2199 Maysville Rd.
(Class AA)              Carlisle, KY  40311

PORTFOLIO                NAME AND ADDRESS                        PERCENT OWNED
---------                ----------------                        -------------

                         ARNOLD Leon                                 12.5
                         c/o Fiduciary Trust Company
                         P.O. Box 3199
                         Church Street Station
                         New York, NY  10008

                         IRWIN  Bard                                 6.2
                         1750 North East 183rd St. North
                         Miami Beach, FL   33160

                         MATTHEW M. SLOVES AND DIANE DECKER          5.7
                         SLOVES
                         TENANTS IN COMMON
                         1304 STAGECOACH ROAD, S.E.
                         ALBUQUERQUE, NM  87123

N/I MICRO CAP Fund       CHARLES SCHWAB & CO. Inc.                  12.8
(CLASS FF)               SPECIAL CUSTODY ACCOUNT FOR THE
                         EXCLUSIVE BENEFIT OF CUSTOMERS
                         Attn:  MUTUAL FUNDS
                         101 MONTGOMERY STREET
                         SAN FRANCISCO, CA 94101

                         CHASE MANHATTAN BANK                       30.5
                         TRST COLLINS GROUP TRUST
                         940 NEWPORT CENTER DRIVE
                         NEWPORT BEACH, CA 92660

                         CURRIE & CO.                                6.4
                         C/O FIDUCIARY TRUST CO. INTL
                         P. O. BOX 3199
                         CHURCH STREET STATION
                         New York,  NY 10008

                         BRUCE FEIZER                                5.3
                         TRST JEF MEMORIAL RANCH ACCOUNT
                         P.O. Box  117
                         VICKSBURG, MI  49097

N/I GROWTH FUND          CHARLES SCHWAB & CO. INC.                  20.7
(CLASS GG)               SPECIAL CUSTODY ACCOUNT FOR THE
                         EXCLUSIVE BENEFIT OF CUSTOMERS
                         ATTN: MUTUAL FUNDS
                         101 MONTGOMERY STREET
                         SAN FRANCISCO, CA 94101

PORTFOLIO                NAME AND ADDRESS                        PERCENT OWNED
---------                ----------------                        -------------

                         U S EQUITY INVESTMENT PORTFOLIO LP
                         C/O ASSET MANAGEMENT ADVISORS INC.
                         1001 N. US HWY
                         SUITE 800                                    22.7
                         JUPITER, FL 33447

                         BANK OF NEW YORK                             10.2
                         TRST SUNKIST GROWERS INC.
                         14130 RIVERSIDE DRIVE
                         SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE     CHARLES SCHWAB & CO. INC.                    31.6
FUND                     SPECIAL CUSTODY ACCOUNT FOR THE
(CLASS HH)               EXCLUSIVE BENEFIT OF CUSTOMERS
                         ATTN: MUTUAL FUNDS
                         101 MONTGOMERY STREET
                         SAN FRANCISCO, CA 94104

JANNEY MONTGOMERY SCOTT  Janney Montgomery Scott                       100
MONEY MARKET PORTFOLIO   1801 Market Street
(CLASS JANNEY            Philadelphia, PA  19103-1675
MONEY MARKET)

JANNEY Montgomery Scott  JANNEY Montgomery Scott                       100
Municipal Money Market   1801 Market Street
Portfolio Philadelphia,  PA  19103-1675
Class JANNEY MUNICIPAL
MONEY MARKET)


Janney Montgomery Scott  Janney Montgomery Scott                       100
Government Obligations   801 Market Street
Money Market Portfolio   Philadelphia, PA  19103-1675
(Class JANNEY GOVERNMENT
OBLIGATI1ONS MONEY)

JANNEY Montgomery Scott  JANNEY Montgomery Scott                       100
New York Municipal       1801 Market Street
Money Market Portfolio   Philadelphia, PA  19103-1675
(Class JANNEY N.Y.
MUNICIPAL MONEY)


                  As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                            AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                            AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

               The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

                            Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                            Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   -------------
CERTIFICATES OF DEPOSIT--12.8%
BANK NOTES--4.6%
First National Bank of Boston
   5.500% 01/13/97 ........................        $50,000   $ 50,000,000
Mellon Bank
   5.540% 02/07/97 ........................         50,000     50,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.2%
Bank of Tokyo-Mitsubishi
   5.600% 11/04/96 ........................         25,000     25,000,000
Banque Nationale de Paris
   5.430% 09/30/96 ........................         50,000     50,000,392
Swedbank
   5.530% 09/12/96 ........................         30,000     30,000,090
   5.440% 11/06/96 ........................         75,000     75,001,356
                                                             ------------
                                                              180,001,838
                                                             ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $280,001,838) ................                   280,001,838
                                                             ------------
COMMERCIAL PAPER--56.1%
ASSET BACKED SECURITIES--5.8%
Corporate Receivables Corp.
   5.350% 11/21/96 ........................         25,000     24,699,063
   5.400% 01/15/97 ........................         25,800     25,273,680
Cxc, Inc.
   5.320% 11/20/96 ........................         30,000     29,645,333
Sigma Finance, Inc.
   5.420% 02/20/97 ........................         50,000     48,705,222
                                                             ------------
                                                              128,323,298
                                                             ------------
BANKS--2.3%
Chase Manhattan Corp.
   5.330% 01/10/97 ........................         25,000     24,515,118
National City Corp.
   5.270% 09/11/96 ........................         25,000     24,963,403
                                                             ------------
                                                               49,478,521
                                                             ------------


                                                  PAR
                                                 (000)        VALUE
                                                -------   -------------
CIGARETTES--3.0%
American Brands, Inc.
   5.300% 12/12/96 .....................        $21,000   $ 20,684,650
   5.290% 12/13/96 .....................         25,000     24,621,618
   5.480% 01/06/97 .....................         20,000     19,613,356
                                                          ------------
                                                            64,919,624
                                                          ------------
FINANCE SERVICES--1.7%
Countrywide Funding Corp.
   5.450% 10/18/96 .....................         38,000     37,729,619
                                                          ------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.3%
Newell Co.
   5.320% 09/12/96 .....................         50,000     49,918,722
                                                          ------------
PERSONAL CREDIT INSTITUTIONS--10.7%
BMW US Capital Corp.
   5.340% 09/09/96 .....................         33,196     33,156,607
   5.300% 09/16/96 .....................         50,000     49,889,583
Ford Motor Credit Corp.
   5.430% 10/22/96 .....................         50,000     49,615,375
   5.400% 12/12/96 .....................         50,000     49,235,000
General Motors Acceptance Corp.
   5.580% 12/26/96 .....................         30,000     29,460,600
   5.460% 02/12/97 .....................         25,000     24,378,167
                                                          ------------
                                                           235,735,332
                                                          ------------
PETROLEUM REFINING--1.1%
Repsol Int'l Finance B.V.
   5.370% 12/27/96 .....................         25,000     24,563,688
                                                          ------------
PHARMACEUTICAL PREPARATIONS--2.7%
American Home Products Corp.
   5.250% 09/03/96 .....................         60,000     59,982,500
                                                          ------------
SEARCH, DETECTION, NAVIGATION,
GUIDANCE AERONAUTIC SYSTEMS--4.5%
Raytheon Co.
   5.280% 09/17/96 .....................        100,000     99,765,333
                                                          ------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)         VALUE
                                                   --------   --------------
SECURITY BROKERS & DEALERS--12.9%
Lehman Brothers Holdings Inc.
   5.500% 09/12/96 ..........................      $ 55,000   $   54,907,569
Merrill Lynch & Co. Canandian DCP
   5.500% 11/18/96 ..........................        50,000       49,404,167
Morgan Stanley Group, Inc.
   5.400% 09/23/96 ..........................        25,000       24,917,500
   5.300% 10/21/96 ..........................        50,000       49,631,945
   5.310% 12/13/96 ..........................        30,000       29,544,225
Nomura Holding America, Inc.
   5.510% 10/24/96 ..........................        25,000       24,797,201
   5.380% 11/14/96 ..........................        50,000       49,447,056
                                                              --------------
                                                                 282,649,663
                                                              --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--9.1%
American Express Credit Corp.
   5.280% 09/05/96 ..........................       100,000       99,941,333
Sears Roebuck Acceptance Corp.
   5.310% 09/04/96 ..........................        50,000       49,977,875
   5.480% 10/31/96 ..........................        50,000       49,543,333
                                                              --------------
                                                                 199,462,541
                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,232,528,841) ................                  1,232,528,841
                                                              --------------
MUNICIPAL BONDS--5.4%
CALIFORNIA--0.9%
San Bernardino County California
   Certificate of Participation County
   Center Refinancing Project,
   Series 1995 (LOC Canadian
   Imperial Bank of Commerce)(DOUBLE DAGGER)
   5.650% 09/07/96 ..........................         7,800        7,800,000
Adventist Health Systems West
   Series 1988 (LOC-First Interstate
   Bank of California)(DAGGER)
   3.750% 09/04/96 ..........................        12,925       12,925,000
                                                              --------------
                                                                  20,725,000
                                                              --------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue
   (LOC Sun Bank, N.A.)(DOUBLE DAGGER)
   5.650% 09/05/96 ..........................         2,900        2,900,000
                                                              --------------


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority (Emory U.)(DOUBLE DAGGER)
   5.450% 09/04/96 ......................       $10,100   $10,100,000
                                                          -----------
ILLINOIS--0.8%
Barton Healthcare Taxable Revenue
   Bonds Series 1995 DN (LOC-
   American Nation Bank)(DAGGER)
   5.550% 09/04/96 ......................        12,455    12,455,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992
   (LOC-Societe Generale)(DOUBLE DAGGER)
   5.650% 09/04/96 ......................           600       600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville CORP Project)
   Series 1993-B (LOC-First National
   Bank of Chicago)(DOUBLE DAGGER)
   5.550% 09/04/96 ......................         4,400     4,400,000
                                                          -----------
                                                           17,455,000
                                                          -----------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (LOC-Societe Generale)
   VRDN(DAGGER)
   5.550% 09/04/96 ......................         4,200     4,200,000
                                                          -----------
MINNESOTA--0.2%
Fairview Hospital And Healthcare Services
   Taxable ADJ Convertible Extendable
   Securities Series 1994
   (MBIA Insurance) VRDN(DAGGER)
   5.550% 09/05/96 ......................         5,100     5,100,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, Mississippi
   (LOC-RaboBank Nederland)
   IDRB VRDN(DAGGER)
   5.450% 09/04/96 ......................         1,400     1,400,000
   5.450% 09/04/96 ......................         2,155     2,155,000

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                -------   -----------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   Taxable IDRB (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corporation Guaranty)
   (LOC-Sun Bank, N.A.) VRDN(DAGGER)
   5.550% 09/04/96 .....................        $14,000   $ 14,000,000
Mississippi Business Finance Corp.
   Taxable IDRB VRDN(DAGGER)
   5.450% 09/07/96 .....................          3,200      3,200,000
                                                          ------------
                                                            20,755,000
                                                          ------------
NEW YORK--0.6%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable Securities
   Series 1990  (LOC-Morgan
   Guaranty Trust Company) VRDN(DAGGER)
   5.500% 09/04/96 .....................         12,300     12,300,000
                                                          ------------
NORTH CAROLINA--0.6%
Community Health Systems, Inc.
   Taxable (LOC-First Union National
   Bank of North Carolina)
   Series 1991-A(DAGGER)
   5.700% 09/04/96 .....................            400        400,000
City of Ashville North Carolina
   (LOC-Wachovia Bank of N.C.)
   Tax Corp.(DAGGER)
   5.400% 09/04/96 .....................         12,700     12,700,000
                                                          ------------
                                                            13,100,000
                                                          ------------
TEXAS--0.7%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project
   Series 1990 (LOC-Citibank N.A.)
   VRDN(DAGGER)
   5.550% 09/04/96 .....................         14,800     14,800,000
                                                          ------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,435,000) .............                   121,435,000
                                                          ------------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ------------
REVENUE ANTICIPATION NOTES--0.3%
MANDATORY PUT BONDS--0.3%
Bremen, Inc. Tax Adjustable Notes
   (LOC-Society National Bank)
   5.500% 09/05/96 ........................        $ 6,000   $  6,000,000
                                                             ------------
     TOTAL REVENUE ANTICIPATION NOTES
       (Cost $6,000,000) ..................                     6,000,000
                                                             ------------
CORPORATE OBLIGATIONS--10.2%
BANKS--2.3%
Norwest Corp.(DAGGER)
   5.398% 09/28/96 ........................         50,000     50,000,000
                                                             ------------
PERSONAL CREDIT INSTITUTIONS--0.9%
General Motors Acceptance Corp.
   5.410% 09/01/96(DAGGER) ................          5,000      4,998,894
General Motors Acceptance Corp.
   7.900% 03/12/97 ........................         14,750     14,950,198
                                                             ------------
                                                               19,949,092
                                                             ------------
SECURITY BROKERS & DEALERS--7.0%
Bear Stearns & Co., Inc.
   5.290% 03/11/97 ........................         20,000     20,000,000
Goldman Sachs Group, LP
   5.711% 11/06/96(DAGGER) ................         53,000     53,000,000
Lehman Brothers Holdings Inc.
   5.600% 09/05/96(DAGGER) ................         50,000     50,000,000
Merrill Lynch & Co.
   5.000% 12/15/96 ........................          5,000      4,991,584
   5.120% 02/27/97 ........................         25,000     24,997,555
                                                             ------------
                                                              152,989,139
                                                             ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $222,938,231) ................                   222,938,231
                                                             ------------
AGENCY OBLIGATIONS--2.5%
Student Loan Marketing Association(DAGGER)
   5.390% 09/03/96 ........................         25,000     24,994,375
   5.410% 09/03/96 ........................         10,000     10,000,000
   5.420% 09/03/96 ........................         20,000     20,000,000
                                                             ------------
    TOTAL AGENCY OBLIGATIONS
       (Cost $54,994,375) .................                    54,994,375
                                                             ------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)        VALUE
                                                   -------   --------------
TIME DEPOSITS--12.6%
Bank of Tokyo-Mitsubishi
   5.375% 09/03/96 ..........................      $76,800   $   76,800,000
Dai-ichi Kangyo Bank
   5.406% 09/05/96 ..........................       50,000       50,000,000
First National Bank of Boston
   5.344% 09/05/96 ..........................       50,000       50,000,000
First Union National Bank of NC
   5.250% 09/03/96 ..........................      100,000      100,000,000
                                                             --------------
     TOTAL TIME DEPOSITS
       (Cost $276,800,000) ..................                   276,800,000
                                                             --------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $2,194,698,285*) ...................                 2,194,698,285
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .....................                     1,125,153
                                                             --------------
NET ASSETS (Applicable to
   1,109,351,734 Bedford shares,
   202,360 Cash Preservation shares,
   561,873,247 Janney Montgomery
   Scott shares, 61,412 RBB shares,
   524,367,399 Sansom Street shares
   and 800 other shares)--100.0% ............                $2,195,823,438
                                                             ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,195,823,438 (DIVIDE) 2,195,856,952) ..                         $1.00
                                                                      =====
*  Also cost for Federal income tax purposes
(DAGGER) Variable Rate Obigations -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ............................Variable Rate Demand Note
LOC ......................................Letter of Credit
IDR.........................Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)      VALUE
                                                -------   ----------
MUNICIPAL BONDS--99.8%
ALABAMA--0.7%
Alabama Special Care Facilities
   Authority St. Vincent's Daughters of
   Charity MB(AA, Aa)(DOUBLE DAGGER)
   4.000% 11/01/96 .......................      $ 1,735   $1,736,028
Livingston IDR Toin Corp USA Project
   DN / (Ind. Bank of Japan LOC)
   [A-1+, VMIG-1](DAGGER)
   4.150% 09/07/96 .......................        1,000    1,000,000
                                                          ----------
                                                           2,736,028
                                                          ----------
ALASKA--0.5%
Alaska Industrial Development & Export
   Authority RB Series 1984-5
   (LOC-Seattle First National Bank)
   DN [A-1](DAGGER)
   3.600% 09/07/96 .......................        2,045    2,045,000
                                                          ----------
ARIZONA--1.8%
Flagstaff IDA DN / (LOC-Wells Fargo)
   [A, A-1](DAGGER)
   3.550% 09/07/96 .......................        7,755    7,755,000
                                                          ----------
ARKANSAS--0.4%
Arkansas State Development Authority
   Health Care Facility Sisters of
   Mercy DN/ (ABM-AMRO Bank N.V. LOC)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .......................        1,700    1,700,000
                                                          ----------
CALIFORNIA--14.8%
California Pollution Control DN / (Society
   General LOC) [A-1+](DAGGER)
   3.150% 09/30/96 .......................        2,000    2,000,000
California Pollution Control Finance
   Authority (Pacific Gas & Electric Co.
   Project) Series 1996 C DN  (Bank of
   America LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................        8,200    8,200,000
Los Angeles County Housing Authority
   Malibu Meadows Project
   Series A DN (LOC- Sumitomo Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .......................        4,100    4,100,000


                                                         PAR
                                                        (000)       VALUE
                                                       -------   -----------
CALIFORNIA--(CONTINUED)
Los Angeles County
   Series 1996 A TRAN
   (Credit Suisse LOC) [SP-1+,
   MIG-1](DOUBLE DAGGER)
   4.500% 06/30/97 ..............................      $10,315   $10,371,569
Oakland (LOC- Natwest PLC) DN(DAGGER)
   3.750% 09/07/96 ..............................       11,600    11,600,000
San Bernardino County
   TRAN / (Landesbank Hessen-
   Thuringen LOC) [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        5,000     5,024,890
Southeast Resource Recovery Facility
   Authority Lease RB DN [A-1, VMIG-1](DAGGER)
   3.550% 09/07/96 ..............................        7,500     7,500,000
State of California 1996-97 RAN
   [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        7,000     7,029,519
State of California RAN Series C-5 /
   (Bank of America LOC) [A-1+, MIG]
   3.850% 09/07/96 ..............................        1,000     1,000,000
Washington Township Hospital District
   Alemeda County DN / (Ind. Bank of
   Japan LOC)(DAGGER)
   3.450% 09/07/96 ..............................        5,300     5,300,000
                                                                 -----------
                                                                  62,125,978
                                                                 -----------
COLORADO--1.8%
Colorado State General Fund Revenue
   Series 1996 A TRAN [SP-1+, MIG-1]
   4.500% 06/27/97 ..............................        5,000     5,025,623
Moffat County DN [A-1+, P-1](DAGGER)
   3.550% 09/07/96 ..............................        2,400     2,400,000
                                                                 -----------
                                                                   7,425,623
                                                                 -----------
CONNECTICUT--0.7%
Connecticut State of Special Assessment
   Unemployment Compensation
   Advance Fund Revenue (Connecticut
   Unemployment Project)
   Series 1993 C MB (FGIC Insurance)
   [A-1+, VMIG-1](DOUBLE DAGGER)
   3.900% 07/01/97 ..............................        3,000     3,000,000
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities Refunding
   (Delmarva Power & Light Project)
   Series 1993 C (Delmarva Power &
   Light Corporate Obligation)
   RB DN [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       $ 3,000   $ 3,000,000
                                                             -----------
FLORIDA--1.4%
Florida Housing Finance Agency
   DN / (Wells Fargo Bank LOC) [A-1](DAGGER)
   3.850% 09/30/96 .........................         3,000     3,000,000
Indian River County Hospital District
   Sunhealth Network MB / (Kredietbank
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.700% 10/08/96 .........................         3,000     3,000,000
                                                             -----------
                                                               6,000,000
                                                             -----------
GEORGIA--3.6%
Atlanta Urban Residential Finance
   Authority RB DN (Residential
   Construction -- Summerhill Project) /
   (First Union National Bank of North
   Carolina LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
Brunswick and Glynn Development
   Authority Sewage Facility RB DN for
   Georgia-Pacific Corp. Project
   (LOC-Commerce Bank)
   Series 1996 [Aa2](DAGGER)
   3.650% 09/07/96 .........................         3,000     3,000,000
Carrollton Payroll Development
   Authority Certificates RAN [Aa3]
   3.650% 09/07/96 .........................         6,000     6,000,000
Forsyth County IDA RB for American
   Boa, Inc. Project (LOC- Dresdner
   Bank A.G.) DN(DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
                                                             -----------
                                                              15,000,000
                                                             -----------


                                                    PAR
                                                   (000)      VALUE
                                                  -------  ------------
ILLINOIS--8.8%
Chicago O'Hare International Airport DN
   (American Airlines) Series C / (LOC-
   Royal Bank of Canada) [VMIG-1](DAGGER)
   3.750% 09/01/96 .......................       $ 1,200   $ 1,200,000
Health Facility Authority DN (Central
   Health Care and Northwest
   Community Hospital) / (Sumitomo
   Bank LOC) [VMIG-1](DAGGER)
   3.450% 09/07/96 .......................         1,545     1,545,000
Illinois Development Finance Authority
   CHS Acquisition Corp. Project DN /
   (ABM-AMRO Bank N.V. LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................         5,035     5,035,000
Illinois Development Finance Authority
   RB DN (Chicago Symphony
   Orchestra Project) / (Northern Trust
   LOC) [A-1, VMIG-1](DAGGER)
   3.500% 09/07/96 .......................         8,400     8,400,000
Illinois Health Facility Authority Carle
   Foundation Project DN / (Northern
   Trust LOC) [VMIG-1](DAGGER)
   3.550% 09/07/96 .......................         2,600     2,600,000
Illinois Housing Development Authority
   Multifamily Housing Bonds DN /
   (Landesbank Hessen-Thuringen LOC)
   [A-1+](DAGGER)
   3.500% 09/07/96 .......................         1,000     1,000,000
Illinois Housing Development Authority
   Series C-2  DN / (Society General LOC)
   [VMIG-1](DAGGER)
   3.450% 09/03/96 .......................         2,200     2,200,000
Illinois Student Loan Authority
   Community Student Loan RB DN /
   (Bank of America LOC) [VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         7,800     7,800,000
O'Hare International Airport Special
   Facility RB DN / (Society General
   LOC) [Aa2, VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         5,800     5,800,000
Southwestern Development Authority
   (Shell Oil Co. Wood River Project)
   Series 1995 MB [Aa2,
   VMIG-1](DOUBLE DAGGER)
   3.950% 09/01/96 .......................         1,375     1,375,000
                                                           -----------
                                                            36,955,000
                                                           -----------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                 -------    ----------
INDIANA--9.5%
Bremen IDA RB Series 1996 A
   Universal Bearings, Inc. Project
   Private Placement DN / (Society
   National Bank of Cleveland
   LOC)(DAGGER)
   3.800% 09/07/96 ........................      $ 5,000   $5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center I
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        2,900    2,900,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center II,
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        5,000    5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center III
   Project) / (LOC-Society National Bank of
   Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        4,500    4,500,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center IV
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        2,600    2,600,000
Indiana Health Facility Authority
   Daughters of Charity for St. Mary's
   Medical DN [AA, Aa](DAGGER)
   4.000% 11/01/96 ........................          840      840,497
La Porte County Economic Development
   RB DN (Pedcor Investments --
   Woodland Crossing) / (Federal Home
   Loan Bank LOC) [VMIG-1, Aaa](DAGGER)
   3.600% 09/07/96 ........................        2,000    2,000,000
Orleans Economic Development RB for
   Almana Limited Liability Co. Project
   Series 1995 (LOC-National Bank of
   Detroit) DN(DAGGER)
   3.650% 09/07/96 ........................        5,400    5,400,000
Portage, City of Economic Development
   RB DN (Breckenridge Apartments
   Project) / (Comerica Bank Detroit LOC)
   [A-1](DAGGER)
   3.650% 09/07/96 ........................        4,650    4,650,000


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
INDIANA--(CONTINUED)
South Bend Redevelopment Authority
   (College Football Hall of Fame
   Project) Series DN (Fuji Bank LOC)
   [VMIG-1](DAGGER)
   4.000% 09/07/96 ......................       $ 4,100   $ 4,100,000
Tippencanoe DN / (Bank of
   New York LOC) [Aa3, VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         3,000     3,000,000
                                                          -----------
                                                           39,990,497
                                                          -----------
IOWA--1.9%
Iowa Finance Authority
   IDA RB DN (Sauer-Sundstrand Co.
   Project) / (Bayerische LB Girozentrale
   LOC) [P-1](DAGGER)
   3.600% 09/07/96 ......................         4,000     4,000,000
Iowa Finance Authority Tax-Exempt
   Adjustable Mode IDA RB DN (Dixie
   Bedding Co. Project) Series 1995 /
   (Wachovia LOC) [Aa2](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
Osceola IDA RB (Babson Brothers Co.
   Projects) Series 1986 DN / (Bank of
   New York LOC) [VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         1,100     1,100,000
                                                          -----------
                                                            8,100,000
                                                          -----------
KANSAS--2.8%
Burlington PCR RB MB (Kansas City
   Power & Light  Company) /
   (Deutsche  Bank LOC)
   [A-1+, P-1](DOUBLE DAGGER)
   3.650% 10/10/96 ......................         2,000     2,000,000
Butler County Solid Waste Disposal
   Facilities RB DN [VMIG-1, A1](DAGGER)
   4.000% 09/07/96 ......................         2,000     2,000,000
Lawrence County Project IDA RB
   Series A RAM Co. Project /
   (Wachovia LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/05/96 ......................         2,125     2,125,000
Shawnee IDA RB Thrall Enterprises, Inc.
   Project DN (LOC-ABM-AMRO
   Bank N.V.)[A-1+](DAGGER)
   3.900% 09/07/96 ......................         5,700     5,700,000
                                                          -----------
                                                           11,825,000
                                                          -----------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                      PAR
                                                     (000)       VALUE
                                                    -------   -----------
KENTUCKY--5.5%
Clark County PCR RB MB
   (East Kentucky Power Cooperative,
   Inc.) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.400% 10/15/96 ..........................       $ 2,000   $ 2,000,000
Hopkinsville IDA RB Douglas Autotech
   Corp. Project Series 1995 DN /
   (Ind. Bank of Japan LOC) [A, A-1](DAGGER)
   4.150% 09/07/96 ..........................         7,700     7,700,000
Hopkinsville RB (American Precision
   Machinery) Series 1990 DN /
   (Mitsubishi Bank LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 ..........................         3,600     3,600,000
Maysville, City of Solid Waste Disposal
   Facilities RB MB [A-1, P-1](DOUBLE DAGGER)
   3.700% 09/12/96 ..........................        10,000    10,000,000
                                                              -----------
                                                               23,300,000
                                                              -----------
LOUISIANA--3.4%
Ascension Parish RB DN BASF
   Corp. [P-1, Aa3](DAGGER)
   3.550% 09/07/96 ..........................         2,800     2,800,000
East Baton Rouge Mortgage Finance
   Authority MB Single Family
   Mortgage Purchase Bonds /
   (FNMA LOC) [VMIG-1](DOUBLE DAGGER)
   3.400% 10/03/96 ..........................         2,910     2,910,000
East Baton Rouge Parish Pacific Corp.
   Project DN / (Ind. Bank of
   Japan LOC) [Aaa, VMIG-1](DAGGER)
   3.850% 09/07/96 ..........................         6,500     6,500,000
Saint Charles PCR Series 1991 Shell
   Oil Co. DN [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 ..........................         1,900     1,900,000
                                                              -----------
                                                               14,110,000
                                                              -----------
MARYLAND--3.2%
Howard County Bluffs at Clary's
   Forest Apartment Facility
   Series 1995 DN /
   (FNB Maryland LOC) [A-1](DAGGER)
   3.900% 09/07/96 ..........................         5,800     5,800,000


                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
MARYLAND--(CONTINUED)
Maryland State Community
   Development Adminstration
   Department Single Family Housing
   Bonds Project -- 2nd Series MB
   [VMIG-1](DOUBLE DAGGER)
   3.550% 10/01/96 ........................       $ 7,835   $ 7,835,000
                                                            -----------
                                                             13,635,000
                                                            -----------
MICHIGAN--0.6%
Michigan State Hospital Finance
   Authority Daughters of Charity MB
   [AA, Aa](DOUBLE DAGGER)
   4.000% 11/01/96 ........................           875       875,518
Michigan State Strategic Fund Limited
   Obligation RB DN / (Comerica Bank
   Detroit LOC) [A-1, P-1](DAGGER)
   3.650% 09/07/96 ........................           800       800,000
Northville IDA (Thrifty Northville Project)
   Series 1984 DN / (LOC-FNB Chicago)
   [P-1](DAGGER)
   3.525% 09/07/96 ........................         1,000     1,000,000
                                                            -----------
                                                              2,675,518
                                                            -----------
MISSOURI--3.3%
City of Berkeley IDA RB Exempt Facility
   DN (St. Louis Air Cargo Services, Inc.
   Project) / (LOC-Sumitomo Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         5,200     5,200,000
City of Kansas IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN / (Bank of New York
   LOC) [A-1](DAGGER)
   3.650% 09/07/96 ........................         1,100     1,100,000
Kansas City IDA Demand Exempt Facility
   RB (K.C. Air Cargo Services, Inc.
   Project) DN / (LOC-Mellon Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         7,600     7,600,000
                                                            -----------
                                                             13,900,000
                                                            -----------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
NEBRASKA--0.9%
Lancaster Sun-Husker Foods, Inc.
   Project DN / (Bank of Tokyo LOC)
   [A-1+](DAGGER)
   4.150% 09/07/96 .........................      $ 3,800   $ 3,800,000
                                                            -----------
NEVADA--0.9%
Clark County Airport System Subordinate
   Lien RB DN Series 1995 A-2 / (Toronto
   Dominion LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 .........................        1,680     1,680,000
Clark County IDA RB DN / (Swiss Bank
   LOC) [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 .........................        2,300     2,300,000
                                                            -----------
                                                              3,980,000
                                                            -----------
NEW HAMPSHIRE--4.8%
Health and Higher Education Facility
   Authority Veteran Hospital Assoc.
   DN Series 1985 E / (AMBAC
   Insurance) [A-1+](DAGGER)
   3.400% 09/07/96 .........................          200       200,000
New Hampshire Higher Education &
   Health Facility DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................          600       600,000
New Hampshire State Housing Finance
   Authority Multifamily RB Countryside
   Project DN / (General Electric Capital
   Corp. LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       14,700    14,700,000
New Hampshire State Housing Finance
   Authority Single Family Housing
   Bond MB / (FGIC Insurance)
   [VMIG-1](DOUBLE DAGGER)
   3.650% 01/15/97 .........................        4,500     4,500,000
                                                            -----------
                                                             20,000,000
                                                            -----------
NORTH CAROLINA--0.1%
Mecklenburg County Industrial Facility
   and Pollution Control Financing
   Authority (Edgcomb Metals Co.
   Project) Series 1984 DN / (Banque
   Nationale de Paris LOC)(DAGGER)
   3.500% 09/07/96 .........................          300       300,000
                                                            -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
NORTH DAKOTA--0.8%
North Dakota Housing Finance Agency
   Housing Finance Program Bonds
   Home Mortgage Finance Program
   DN / (FGIC Insurance) [VMIG-1](DAGGER)
   3.850% 04/03/97 ........................       $ 3,500   $ 3,500,000
                                                            -----------
OKLAHOMA--0.5%
Oklahoma Development Finance
   Authority Shawnee Funding Limited
   DN / (Bank of Nova Scotia LOC)(DAGGER)
   3.650% 09/07/96 ........................         2,000     2,000,000
                                                            -----------
PUERTO RICO--0.1%
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) DN /
   (LOC-Bank of Tokyo) [A-1](DAGGER)
   3.550% 09/07/96 ........................           600       600,000
                                                            -----------
RHODE ISLAND--0.5%
Rhode Island Housing & Mortgage
   Finance Corp. Convertible Home
   Ownership Opportunity Bonds
   Series 19 D MB / (Society General
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.550% 01/30/97 ........................         2,000     2,000,000
                                                            -----------
SOUTH CAROLINA--3.7%
Anderson County IDA RB for Culp, Inc.
   Project DN / (Wachovia LOC)(DAGGER)
   3.600% 09/07/96 ........................         6,580     6,580,000
Marlboro County Solid Waste Disposal
   Facilities RB DN (Willamette Industries,
   Inc. Project) Series 1995 (LOC-
   Deutsche Bank A.G.) [A-1](DAGGER)
   4.050% 09/07/96 ........................         9,000     9,000,000
                                                            -----------
                                                             15,580,000
                                                            -----------
TENNESSEE--2.5%
Memphis General Improvement DN /
   (LOC-West Deutsche Landesbank)
   [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 ........................         1,000     1,000,000

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
TENNESSEE--(CONTINUED)
Metropolitan Nashville Airport Authority,
   Airport Improvement Series 1993 RB
   DN / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/04/96 ......................       $ 1,100   $ 1,100,000
Montgomery County Public Building
   Authority County Loan Pool G.O. DN /
   (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 ......................         2,400     2,400,000
Oak Ridge Municipal Solid Waste
   Disposal Facility Bonds
   Series 1996 M4 Environmental
   Project DN / (Sunbank LOC)(DAGGER)
   3.650% 09/07/96 ......................         6,000     6,000,000
                                                          -----------
                                                           10,500,000
                                                          -----------
TEXAS--6.9%
Angelina and Neches River Authority
   Solid Waste Disposal RB MB
   [A-1, P-1](DOUBLE DAGGER)
   3.800% 10/11/96 ......................         5,300     5,300,000
Brazos River Harbor Navigation
   (Dow Chemical Co. Project)
   Series 1988 DN [P-1](DAGGER)
   3.700% 10/11/96 ......................         2,000     2,000,000
Harris County Health Facilities
   Development Corp. Hospital
   RB DN [A-1+](DAGGER)
   3.750% 09/01/96 ......................         7,200     7,200,000
San Antonio Housing Finance Corp.
   (Wellington Place Apartments)
   (LOC-Banc One) Series 1995
   A DN [A-1+, AA](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
State of Texas TAN [SP-1+, MIG]
   4.750% 08/29/97 ......................         7,000     7,053,017
Texas State Veterans Housing
   Authority MB(DOUBLE DAGGER)
   3.900% 11/06/96 ......................         4,000     4,000,000
Travis County Housing Finance
   Authority MB(DOUBLE DAGGER)
   4.000% 11/01/96 ......................           430       430,255
                                                          -----------
                                                           28,983,272
                                                          -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
UTAH--2.0%
Intermountain Power Agency Power
   Supply Refunding Series 1985 E (Spa-
   Bank of America) RB MB / (Morgan
   Guaranty LOC) [A-1, VMIG-1](DOUBLE DAGGER)
   3.930% 06/16/97 ..........................      $ 2,000   $2,000,000
Salt Lake Airport RB DN (LOC-Credit
   Suisse) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................        2,300    2,300,000
Utah State Board of Regents Student
   Loan Revenue Series C RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................        3,400    3,400,000
Utah State Board of Regents Student
   Loan Revenue Series L RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................          900      900,000
                                                             ----------
                                                              8,600,000
                                                             ----------
VERMONT--0.2%
Vermont Educational & Health Buildings
   Agency Hospital RB (AMBAC Insurance)
   DN [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................          855      855,000
                                                             ----------
VIRGINIA--5.7%
Alexandria IDA Adjustable Tender
   Resource Recovery (Alexandria/
   Arlington Waste-to-Energy Facility)
   Series 1986 A DN / (Swiss Bank LOC)
   [VMIG-1, A-1+](DAGGER)
   3.900% 09/01/96 ..........................          200      200,000
Alexandria Redevelopment & Housing
   Authority Multi-Family Housing
   Series A DN [A-1](DAGGER)
   3.550% 09/07/96 ..........................        3,100    3,100,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 B DN / (AMBAC
   Insurance ) [A-1+, VMIG-1](DAGGER)
   3.300% 09/07/96 ..........................        1,700    1,700,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN / (AMBAC
   Insurance) [VMIG-1, A-1+](DAGGER)
   3.450% 09/07/96 ..........................        2,500    2,500,000

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)      VALUE
                                                  -------  -----------
VIRGINIA--(CONTINUED)
Culpeper Town IDA Residential Care
   Facility RB DN / (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................      $  500   $ 500,000
Fairfax County IDA DN Series 1988 C /
   (LOC-Credit Suisse) [A-1+](DAGGER)
   3.650% 09/07/96 .........................         200     200,000
King George County IDA (Birchwood
   Power Partners, L.P. Project)
   Series 1995 DN / (Credit Suisse LOC)
   [A-1+](DAGGER)
   4.000% 09/07/96 .........................       1,300   1,300,000
Louisa County IDA Pooled Financing
   Series 1995 DN (LOC-Nations Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .........................       2,500   2,500,000
Lynchburg Hospital RB Federal Housing
   Authority Mid-Atlantic
   Series 1985 E DN / (AMBAC Insurance)
   [A-1](DAGGER)
   3.350% 09/07/96 .........................         800     800,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 C DN /
   (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................         500     500,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   (AMBAC Insurance) [VMIG-1](DAGGER)
   3.350% 09/07/96 .........................       7,900   7,900,000
Peninsula Port Authority Port Facility
   (Shell Coal and Terminal Co.)
   Series 1987 DN (AMBAC Insurance)
   [Aaa, A-1+](DAGGER)
   3.800% 09/01/96 .........................       1,000   1,000,000
Peninsula Port Authority Dominion
   Terminal Series 1987 D MB / (Barclays
   Bank LOC) [A1+, P-1](DOUBLE DAGGER)
   3.850% 09/01/96 .........................         800     800,000


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
VIRGINIA--(CONTINUED)
Peninsula Port IDA RB (Allied Signal, Inc.
Project) Series 1993 (Allied Signal
Corp. Obligation) DN [A-1](DAGGER)
3.650% 09/07/96 ............................       $ 1,000   $ 1,000,000
                                                             -----------
                                                              24,000,000
                                                             -----------
WASHINGTON--1.2%
Port of Seattle IDA DN (Alaska Airlines
   Project) / (Bank of NY LOC) [A-1](DAGGER)
   3.600% 09/07/96 .........................         4,580     4,580,000
Washington State Adjustable Rate G.O.
   Bonds DN / (Landesbank Hessen LOC)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/07/96 .........................           400       400,000
                                                             -----------
                                                               4,980,000
                                                             -----------
WEST VIRGINIA--2.5%
Grant County Municipal Solid Waste
   MB [VMIG-1](DOUBLE DAGGER)
   3.850% 09/10/96 .........................         5,000     5,000,000
Marshall County IDA US/Canada Project
   DN / (Harris Trust & Savings Bank
   LOC) [A-1+, AA-](DAGGER)
   3.650% 09/07/96 .........................         3,500     3,500,000
West Virginia Hospital Finance Authority
   Hospital RB DN (VHA Mid-Atlantic
   States, Inc. Capital Asset)
   (AMBAC Insurance) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           600     1,200,000
West Virginia Hospital Finance Authority
   Hospital RB DN (Mid-Atlantic
   Capital Finance Project) Series 1985
   C DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           700       700,000
                                                             -----------
                                                              10,400,000
                                                             -----------
WISCONSIN--1.1%
Carlton DN Wisconsin Power &
   Light Project [P-1](DAGGER)
   3.600% 09/07/96 .........................         4,800     4,800,000
                                                             -----------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996


                                                    VALUE
                                                ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $420,156,916*)                         $420,156,916
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2%                              731,430
                                                ------------
NET ASSETS (Applicable to
   202,009,609 Bedford shares
   129,398,582 Bradford shares
   115,765 Cash Preservation shares
   89,426,172 Janney Montgomery
   Scott shares, 5,143 RBB shares
   and 800 other shares)--100.0%                $420,888,346
                                                ============
NET ASSET VALUE, offering and
   redemption price per share
   ($420,888,346 (DIVIDE) 420,956,071)                 $1.00
                                                       =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1996 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER)  Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1996. These ratings have not been audited by the Independent Accountants, and, therefore, are not covered by the report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN.................................Bond Anticipation Note
DN.............................................Demand Note
GO.....................................General Obligations
LOC.......................................Letter of Credit
IDA.......................Industrial Development Authority
MB..........................................Municipal Bond
PCR..............................Pollution Control Revenue
RAN..............................Revenue Anticipation Note
RAW..........................Revenue Anticipation Warrants
RB............................................Revenue Bond
TAN..................................Tax Anticipation Note
TECP...........................Tax Exempt Commercial Paper
TRAN.....................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996


                                                          PAR
                                                         (000)       VALUE
                                                       --------   ------------
AGENCY OBLIGATIONS--53.8%
FEDERAL FARM CREDIT BANK--8.1%
   5.120% 09/04/96(DAGGER) .....................       $ 15,000   $ 14,998,280
   5.400% 04/01/97 .............................         30,000     29,977,099
                                                                  ------------
                                                                    44,975,379
                                                                  ------------
FEDERAL HOME LOAN BANK--8.1%
   5.277% 09/02/96(DAGGER) .....................         20,000     19,998,784
   5.238% 09/20/96(DAGGER) .....................         15,000     14,999,434
   5.560% 10/25/96 .............................         10,000      9,997,291
                                                                  ------------
                                                                    44,995,509
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--28.6%
   5.370% 09/03/96(DAGGER) .....................         10,000     10,000,000
   5.410% 09/03/96(DAGGER) .....................         10,000      9,994,465
   5.465% 09/03/96(DAGGER) .....................         10,000      9,999,787
   5.348% 09/06/96(DAGGER) .....................         20,000     19,992,305
   5.337% 09/17/96(DAGGER) .....................         20,000     19,990,167
   5.310% 10/18/96 .............................         15,000     14,996,237
   5.320% 11/21/96(DAGGER) .....................         25,000     24,992,910
   5.270% 11/26/96 .............................         20,000     19,748,211
   5.530% 01/10/97 .............................         15,000     14,698,154
   5.240% 01/15/97 .............................         15,000     14,703,067
                                                                  ------------
                                                                   159,115,303
                                                                  ------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER)--9.0%
   5.400% 09/03/96 .............................          9,000      8,998,786
   5.410% 09/03/96 .............................          5,000      5,000,000
   5.420% 09/03/96 .............................          5,000      4,999,414
   5.460% 09/03/96 .............................         15,000     14,996,128
   5.585% 09/03/96 .............................          3,850      3,851,055
   5.610% 09/03/96 .............................         12,100     12,105,327
                                                                  ------------
                                                                    49,950,710
                                                                  ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $299,036,901) .....................                   299,036,901
                                                                  ------------


                                                   PAR
                                                  (000)       VALUE
                                                 -------   ------------
U. S. TREASURY OBLIGATIONS--7.2%
U.S. TREASURY NOTES--7.2%
   6.875% 02/28/97 ......................        $20,000   $ 20,159,607
   6.875% 03/31/97 ......................         10,000     10,075,608
   6.500% 04/30/97 ......................         10,000     10,050,993
                                                           ------------
    TOTAL U. S. TREASURY
       OBLIGATIONS
       (Cost $40,286,208) ...............                    40,286,208
                                                           ------------
REPURCHASE AGREEMENTS--38.5%
Aubrey G. Lanston & Co. Inc.
   5.200% 09/03/96 ......................         92,000     92,000,000
     (Agreement dated 08/30/96 to be
     repurchased at $92,053,156,
     collateralized by $44,562,500
     U.S. Treasury Bond 6.25% due
     08/15/23 and collateralized by
     $47,439,700 U.S. Treasury
     Notes 7.75% to 8.50% due
     12/31/99 to 11/15/00. Market
     value of collateral is $92,002,200.)
Donaldson, Lufkin & Jenrette
   5.310% 09/03/96 ......................        102,200    102,200,000
     (Agreement dated 08/30/96 to be
     repurchased at $102,260,298,
     collateralized by $110,810,000
     Federal Home Loan Mortgage
     Corp. due 08/15/26
     Market  value of collateral is
     $105,270,608.)
Morgan Stanley & Co.
   5.270% 09/20/96 ......................         20,000     20,000,000
     (Agreement dated 08/22/96 to be
     repurchased at 20,084,906,
     collateralized by $25,860,948
     Federal Home Loan Mortgage
     Corp. 0% to 8.00% due 12/01/09 to
     06/15/35. Market value of collateral
     is $20,405,022.)
                                                           ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $214,200,000) ..............                   214,200,000
                                                           ------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996



                                                 VALUE
                                              ------------

TOTAL INVESTMENTS AT VALUE--99.5%
   (COST $553,523,109*)..................     $553,523,109

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5%..................        3,023,896
                                              ------------
NET ASSETS (Applicable to
   192,603,016 Bedford shares,
   57,191,735 Bradford shares,
   306,763,729 Janney Montgomery
   Scott shares and 800 other
   shares)--100%.........................     $556,547,005
                                              ============
NET ASSET VALUE, offering and
   redemption price per share
   ($556,547,005 (DIVIDE) 556,559,280)...            $1.00
                                                     =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of August
         31, 1996 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996


                                                       PAR
                                                      (000)       VALUE
                                                     -------   -----------
MUNICIPAL BONDS--99.7%
NEW YORK--96.5%
Chautauqua County IDA (The Red Wing
   Company, Inc.) Series 1985 DN /
   (Wachovia LOC)(DAGGER)
   3.400% 09/05/96 ............................       $2,000   $2,000,000
City of New York Eagle Tax Exempt
   Bonds DN [SP1+](DAGGER)
   3.560% 09/05/96 ............................        1,000    1,000,000
City of New York GO Bonds DN
   Series D / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.300% 09/07/96 ............................        1,200    1,200,000
City of New York Housing Development
   Corp. (Parkgate Tower) Resolution 1
   DN Series 1995 (Citibank LOC)
   [A-1, VMIG-1](DAGGER)
   3.300% 09/07/96 ............................        2,155    2,155,000
Hempstead USFD TAN Series 1996
   4.125% 06/30/97 ............................        3,000    3,005,366
Lancaster Central School District TAN
   Series 1996
   4.250% 06/27/97 ............................        2,000    2,005,504
Metropolitan Transportation Authority
   Commuter Facility Series 1991 DN /
   (Multiple Credit Enhancements LOC)
   [A-1, VMIG-1](DAGGER)
   3.300% 09/07/96 ............................          300      300,000
Montgomery Town IDA DN (Service
   Merchandise Co. Project) / (Canadian
   Imperial Bank of Commerce LOC) [A-1](DAGGER)
   3.700% 09/16/96 ............................        1,300    1,300,000
New York GO Tax Exempt Adjustable
   Rate Bonds Series 1996 J TECP /
   (Commerce Bank LOC) [A-1+, MIG]
   3.500% 09/13/96 ............................        2,000    2,000,000
New York City GO Bonds DN /
   (Mitsubishi Bank LOC)
   [A-1+0, VMIG-1](DAGGER)
   3.400% 09/07/96 ............................        1,000    1,000,000
New York City GO Bonds Fiscal 1995
   Series F-7 DN / (Union Bank of
   Switzerland LOC) [A-1+, P-1](DAGGER)
   3.400% 09/07/96 ............................          200      200,000


                                                       PAR
                                                      (000)        VALUE
                                                     -------   ----------
NEW YORK--(CONTINUED)
New York City GO 1994 H-3 TECP /
   (Banque Paribas LOC) [A-1,
   VMIG-1](DAGGER)
   3.750% 09/05/96 ............................      $ 1,000   $1,000,000
New York City GO Series 1995
   F-4 DN / (Hessen LOC)
   [A-1+, VMIG-1](DAGGER)
   3.400% 09/07/96 ............................        2,100    2,100,000
New York City GO Series 1994 B DN /
   (Morgan Guaranty LOC) [A-1,
   VMIG-1](DAGGER)
   4.000% 09/03/96 ............................          400      400,000
New York City GO Series B-9 TECP /
   (Chemical Bank LOC) [A-1, VMIG-1]
   3.600% 10/11/96 ............................        1,100    1,100,000
New York City Housing Development
   Corp. Multi-Family Mortgage RB
   (York Avenue Development Project)
   Series 1994 A DN / (Chemical Bank
   LOC) [A-1](DAGGER)
   3.500% 09/07/96 ............................        3,400    3,400,000
New York City IDA (Laguardia Airport
   Project) DN / (Banque Indosuez LOC)
   [A-1](DAGGER)
   3.300% 09/07/96 ............................        1,200    1,200,000
New York City IDA RB DN (Field Hotel
   Project) (JFK Airport) / (Banque
   Indosuez LOC) [A-1, VMIG-1](DAGGER)
   3.300% 09/07/96 ............................          600      600,000
New York City IDA RB (Japan Airlines Co.)
   DN / (Morgan Guaranty LOC) [A-1+](DAGGER)
   3.900% 09/03/96 ............................          300      300,000
New York City IDA RB DN Series V
   (Premier Sleep Project) /
   (ABM-AMRO  Bank LOC)
   [VMIG-1](DAGGER)
   3.350% 09/07/96 ............................        1,000    1,000,000
New York City IDA RB DN Series X
   (Spreading Machine Exchange
   Project) / (ABM-AMRO Bank LOC)
   [P-1](DAGGER)
   3.350% 09/07/96 ............................          750      750,000
New York City Municipal Water Authority
   DN / (FGIC Insurance) [A-1+, VMIG-1](DAGGER)
   3.800% 09/01/96 ............................        1,000    1,000,000

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)       VALUE
                                                  -------   ----------
NEW YORK--(CONTINUED)
New York State Dormitory Authority
   Memorial Sloan-KetteringCancer
   Center RB 1989B TECP (Chemical
   Bank LOC) [A-1, VMIG-1](DOUBLE DAGGER)
   3.600% 10/25/96 .........................      $ 2,450   $2,450,000
New York City Museum of Broadcasting
   DN Series 1989 / (Sumitomo Bank
   LOC) [A-1, VMIG-1](DAGGER)
   3.500% 09/07/96 .........................        1,300    1,300,000
New York Local Govt. Assistance Corp.
   RB DN / (Society General LOC)
   [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................        1,000    1,000,000
New York Local Govt. Assistance Corp.
   RB DN / (Canadian Imperial Bank
   LOC) [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................        3,500    3,500,000
New York State Dormitory Authority
   RB MB (Beverwyck Inc.) / (Banque
   Paribas LOC) [A-2, VMIG-1](DAGGER)
   3.400% 09/04/96 .........................        1,040    1,040,000
New York State Dormitory Authority
   RB DN (The Metropolitan Museum of
   Art Project) [SP-1+, VMIG-1](DAGGER)
   3.100% 09/04/96 .........................        4,400    4,400,000
New York State Energy Research &
   Development (Niagara Mohawk)
   Series 1988 A DN / (Morgan
   Guaranty LOC)(DAGGER)
   4.050% 09/01/96 .........................          700      700,000
New York State Energy Research &
   Development Authority Electric
   Facilities RB 1995 Series A DN (Long
   Island Lighting Co. Project) / (Union
   Bank of Switzerland LOC) [VMIG-1](DAGGER)
   3.250% 09/07/96 .........................        2,000    2,000,000
New York State Energy Research &
   Development Authority PCR DN
   (Central-Hudson Gas and Electric
   Corp.) Series 1985 A / (Morgan
   Guaranty LOC) [P-1](DAGGER)
   3.150% 09/07/96 .........................        1,700    1,700,000

                                                     PAR
                                                    (000)       VALUE
                                                   -------   ----------
NEW YORK--(CONTINUED)
New York State Energy Research &
   Development Authority PCR RB DN
   (Rochester Gas & Electric Project) /
   (Credit Suisse LOC) [P-1](DAGGER)
   3.550% 09/07/96 ..........................      $ 3,500   $3,500,000
New York State Energy Research &
   Development Authority PCR RB MB
   (Long Island Lighting Co. Project)/
   (Deutshe Bank LOC) [VMIG-1](DOUBLE DAGGER)
   3.250% 03/01/97 ..........................        1,500    1,500,000
New York State Energy Research &
   Development Authority Series 1987
   B PCR (Niagara Mohawk) DN /
   (Morgan Guaranty LOC) [A-1+](DAGGER)
   4.050% 09/01/96 ..........................          300      300,000
New York State Energy Research &
   Development Electric Facilities
   RB DN 1993 Series B (Long Island
   Lighting Co. Project) / (Toronto
   Dominion LOC) [VMIG-1](DAGGER)
   3.250% 09/07/96 ..........................          500      500,000
New York State Energy Research &
   Development Authority DN
   Series 1985 A (Niagara Mohawk) /
   (Toronto Dominion LOC) [A-1](DAGGER)
   3.950% 09/01/96 ..........................        1,100    1,100,000
New York State GO TECP
   Series S [A-1, P-1]
   3.550% 10/09/96 ..........................        3,000    3,000,000
New York State Housing Finance
   Agency (Normandie Court I Project)
   Series 1991 DN / (Society General
   LOC) [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 ..........................        1,100    1,100,000
New York State Housing Finance
   Agency DN Series A (Mount Sinai
   School of Medicine) / (Sanwa Bank
   LOC) [VMIG-1](DAGGER)
   3.650% 09/04/96 ..........................        3,800    3,800,000
New York State Housing Finance Agency
   Multi-Family Mortgage RB DN (Pleasant
   Creek Meadows Project) /
   (AMBAC Insurance) [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 ..........................          400      400,000

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                     PAR
                                                    (000)       VALUE
                                                   -------   ----------
NEW YORK--(CONTINUED)
New York State Housing Finance Agency
   Sloan Kettering 1985 A DN / (Morgan
   Guaranty LOC) [A-1+](DAGGER)
   3.250% 09/07/96 ..........................        $ 500   $  500,000
New York State Job Development
   Authority DN Series 1984 D1 to D9 /
   (Sumitomo Bank LOC) [A-1+,
   VMIG-1](DAGGER)
   3.700% 09/03/96 ..........................           65       65,000
New York State Job Development
   Authority DN Series 1989 B1 To
   B21 [VMIG-1](DAGGER)
   3.850% 09/01/96 ..........................          800      800,000
New York State Job Development
   Authority DN Special Purpose Bonds
   Series 1984 G1 to G33 / (Sumitomo
   Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.700% 09/03/96 ..........................          145      145,000
New York State Job Development
   Authority DN Special Purpose
   Series 1986 A1 to A14 / (Sumitomo
   Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.850% 09/07/96 ..........................          500      500,000
New York State Job Development
   DN Special Purpose Series C /
   (Sumitomo Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.700% 09/03/96 ..........................          880      880,000
New York State Medical Care Facility
   Financial Agency (Lenox Hill Hospital
   Project) Series 1990 A DN / (Chemical
   Bank LOC) [VMIG-1](DAGGER)
   3.250% 09/07/96 ..........................        1,500    1,500,000
New York State Power Authority TECP /
   (Citibank LOC) [A-1, P-1]
   3.650% 12/09/96 ..........................        3,000    3,000,000
New York State Power MB [A-1,
   VMIG-1](DOUBLE DAGGER)
   3.250% 09/01/96 ..........................        1,500    1,500,000
Sachem Central School District at
   Holbrook Suffolk County TAN
   Series 1996-97 MB [MIG-1]
   4.125% 06/26/97 ..........................        2,000    2,004,717
State of New York TECP
   Series R [A-1, P-1]
   3.400% 10/01/96 ..........................        1,000    1,000,000


                                                   PAR
                                                  (000)        VALUE
                                                 ------   -----------
NEW YORK--(CONTINUED)
Suffolk County IDA DN (Nissequogue
   Cogen) Series 1994 / (Toronto
   Dominion LOC) [A-1+, VMIG-1](DAGGER)
   3.250% 09/04/96 ......................        $3,700   $ 3,700,000
Suffolk County Water Authority
   BAN DN 1994 [A-1, VMIG-1](DAGGER)
   3.150% 09/04/96 ......................         3,000     3,000,000
The Trust for Cultural Resources of the
   New York Bond (Carnegie Hall) Series
   1990 DN / (Dai-ichi Kangyo LOC)
   [Aa1](DAGGER)
   3.300% 09/07/96 ......................           100       100,000
Tompkins County BAN
   4.250% 06/19/97 ......................         3,000     3,009,424
Triborough Bridge and Tunnel Authority
   DN / (FGIC Insurance) [A-1+,
   VMIG-1](DAGGER)
   3.200% 09/07/96 ......................         1,100     1,100,000
                                                          -----------
                                                           85,110,011
                                                          -----------
PUERTO RICO--3.2%
Puerto Rico Government Development
   Bank TECP [A-1+]
   3.400% 09/16/96 ......................         2,000     2,000,000
Puerto Rico Highway and Transportation
   Authority Series 1993 X DN / (Multiple
   Credit Enhancements LOC)
   [A-1+, VMIG-1](DAGGER)
   3.100% 09/07/96 ......................           600       600,000
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) RB DN /
   (Bank of Tokyo LOC)(DAGGER)
   3.550% 09/07/96 ......................           200       200,000
                                                          -----------
                                                            2,800,000
                                                          -----------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996



                                                    VALUE
                                                 -----------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $87,910,011*) ................          $87,910,011
OTHER ASSETS IN EXCESS
   OF  LIABILITIES--0.3% ..............              238,802
                                                 -----------
NET ASSETS (Applicable to 68,128,708
   Bedford shares, 20,031,916 Janney
   Montgomery Scott shares and
   800 other shares)--100.0% ..........          $88,148,813
                                                 ===========
NET ASSET VALUE, offering and
   redemption price per share
   ($88,148,813 (DIVIDE) 88,161,424) ..                $1.00
                                                       =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date shown is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1996. These ratings have not not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN.................................Bond Anticipation Note
DN.............................................Demand Note
GO.....................................General Obligations
LOC.......................................Letter of Credit
IDA.......................Industrial Development Authority
MB .........................................Municipal Bond
PCR..............................Pollution Control Revenue
RAN..............................Revenue Anticipation Note
RB............................................Revenue Bond
TAN..................................Tax Anticipation Note
TECP...........................Tax Exempt Commercial Paper
TRAN.....................Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

                                                                                                   GOVERNMENT        NEW YORK
                                                                                    MUNICIPAL      OBLIGATIONS       MUNICIPAL
                                                                 MONEY MARKET     MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                 ------------   --------------   --------------    -------------
Investment Income
   Interest ..................................................   $118,092,977     $15,900,230      $30,709,263     $2,738,330
                                                                 ------------     -----------      -----------     ----------

Expenses
   Investment advisory fees ..................................      7,702,090       1,409,660        2,310,433        270,726
   Administration fees .......................................             --         428,209               --         77,350
   Distribution fees .........................................      9,304,376       2,427,986        3,236,194        409,287
   Service organization fees .................................        471,499              --               --             --
   Directors' fees ...........................................         38,473           7,715           10,037          1,421
   Custodian fees ............................................        345,973          88,191          102,930         24,220
   Transfer agent fees .......................................      3,044,149         291,739          610,887         95,023
   Legal fees ................................................         77,139          17,721           20,228          3,131
   Audit fees ................................................         61,049          12,514           16,044          2,230
   Registration fees .........................................        434,000         192,999          134,940         13,500
   Insurance expense .........................................         43,932           9,056           11,658          1,631
   Printing fees .............................................        426,220          72,100          107,852          8,755
   Miscellaneous .............................................          1,884             387              499             70
                                                                 ------------     -----------      -----------     ----------
                                                                   21,950,784       4,958,277        6,561,702        907,344

   Less fees waived ..........................................     (3,543,632)     (1,236,642)        (671,811)      (278,163)
   Less expense reimbursement by advisor .....................       (342,158)        (17,576)        (406,954)            --
                                                                 ------------     -----------      -----------     ----------
        Total expenses .......................................     18,064,994       3,704,059        5,482,937        629,181
                                                                 ------------     -----------      -----------     ----------
   Net investment income .....................................    100,027,983      12,196,171       25,226,326      2,109,149
                                                                 ------------     -----------      -----------     ----------
   Realized loss on investments ..............................        (12,987)           (674)         (10,995)            (5)
                                                                 ------------     -----------      -----------     ----------
   Net increase in net assets resulting from operations ......   $100,014,996     $12,195,497      $25,215,331     $2,109,144
                                                                 ============     ===========      ===========     ==========

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           MUNICIPAL MONEY
                                      MONEY MARKET PORTFOLIO               MARKET PORTFOLIO
                                 --------------------------------  --------------------------------
                                     FOR THE          FOR THE          FOR THE          FOR THE
                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                 AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1996  AUGUST 31, 1995
                                 ---------------  ---------------  ---------------  ---------------
Increase (decrease) in
  net assets:
Operations:
  Net investment income ........   $100,027,983      $64,913,329    $12,196,171        $9,691,756
  Net gain (loss)
    on investments .............        (12,987)         (18,463)          (674)            7,009
                                 --------------   --------------   ------------      ------------
  Net increase in net assets
    resulting from
    operations .................    100,014,996       64,894,866     12,195,497         9,698,765
                                 --------------   --------------   ------------      ------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares .............    (49,874,649)     (38,765,552)    (5,960,711)       (5,717,451)
    Bradford Shares ............             --               --     (3,611,114)       (3,266,535)
    Cash Preservation
      shares ...................        (10,092)         (11,336)        (3,746)           (5,648)
    Janney Montgomery
      Scott shares .............    (24,434,566)      (4,784,092)    (2,620,457)         (701,975)
    RBB shares .................         (2,630)          (2,530)          (143)             (147)
    Sansom Street shares .......    (25,706,046)     (21,349,819)            --                --

Dividends to shareholders from
  net realized short-term gains:
    Bedford shares .............             --               --             --                --
    Bradford shares ............             --               --             --                --
    Janney Montgomery
      Scott shares .............             --               --             --                --
                                 --------------   --------------   ------------      ------------
      Total distributions
        to shareholders ........   (100,027,983)     (64,913,329)   (12,196,171)       (9,691,756)
                                 --------------   --------------   ------------      ------------
Net capital share
  transactions .................    374,464,737      736,630,198     (1,864,843)      140,043,103
                                 --------------   --------------   ------------      ------------
Total increase in net assets ...    374,451,750      736,611,735     (1,865,517)      140,050,112

Net Assets:
  Beginning of year ............  1,821,371,688    1,084,759,953    422,753,863       282,703,751
                                 --------------   --------------   ------------      ------------
  End of year .................. $2,195,823,438   $1,821,371,688   $420,888,346      $422,753,863
                                 ==============   ==============   ============      ============



                                        GOVERNMENT OBLIGATIONS                NEW YORK MUNICIPAL
                                        MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                   --------------------------------   --------------------------------
                                       FOR THE          FOR THE           FOR THE          FOR THE
                                      YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                   AUGUST 31, 1996  AUGUST 31, 1995   AUGUST 31, 1996  AUGUST 31, 1995
                                   ---------------  ----------------  ---------------  ---------------
Increase (decrease) in
  net assets:
Operations:
  Net investment income ........     $25,224,326      $12,855,095        $2,109,149        $1,540,989
  Net gain (loss)
    on investments .............         (10,995)          41,241                (5)              (89)
                                    ------------     ------------       -----------       -----------
  Net increase in net assets
    resulting from
    operations .................      25,213,331       12,896,336         2,109,144         1,540,900
                                    ------------     ------------       -----------       -----------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares .............      (8,829,111)      (7,551,189)       (1,686,204)       (1,455,172)
    Bradford Shares ............      (2,208,959)      (2,071,772)               --                --
    Cash Preservation
      shares ...................              --               --                --                --
    Janney Montgomery
      Scott shares .............     (14,186,256)      (3,232,134)         (422,945)          (85,817)
    RBB shares .................              --               --                --                --
    Sansom Street shares .......              --               --                --                --

Dividends to shareholders from
  net realized short-term gains:
    Bedford shares .............         (12,697)              --                --                --
    Bradford shares ............          (3,154)              --                --                --
    Janney Montgomery
      Scott shares .............         (18,204)              --                --                --
                                    ------------     ------------       -----------       -----------
      Total distributions
        to shareholders ........     (25,258,381)     (12,855,095)       (2,109,149)       (1,540,989)
                                    ------------     ------------       -----------       -----------
Net capital share
  transactions .................      44,099,699      306,300,108        13,146,285        22,779,960
                                    ------------     ------------       -----------       -----------
Total increase in net assets ...      44,054,649      306,341,349        13,146,280        22,779,871

Net Assets:
  Beginning of year ............     512,492,356      206,151,007        75,002,533        52,222,662
                                    ------------     ------------       -----------       -----------
  End of year ..................    $556,547,005     $512,492,356       $88,148,813       $75,002,533
                                    ============     ============       ===========       ===========


                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          MUNICIPAL MONEY                  GOVERNMENT OBLIGATIONS
                                 MONEY MARKET PORTFOLIO                 MARKET PORTFOLIO                 MONEY MARKET PORTFOLIO
                           ---------------------------------   ---------------------------------   ---------------------------------
                                             FOR THE PERIOD                      FOR THE PERIOD                      FOR THE PERIOD
                               FOR THE        JUNE 12, 1995        FOR THE         JUNE 12, 1995       FOR THE        JUNE 12, 1995
                                YEAR        (COMMENCEMENT OF        YEAR        (COMMENCEMENT OF        YEAR        (COMMENCEMENT OF
                                ENDED        OPERATIONS) TO         ENDED        OPERATIONS) TO         ENDED        OPERATIONS) TO
                           AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1996   AUGUST 31, 1995
                           ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

Net asset value,
  beginning of period ...       $ 1.00            $ 1.00             $ 1.00           $ 1.00             $ 1.00           $ 1.00
                                ------            ------             ------           ------             ------           ------
Income from investment
  operations:
Net investment income ...       0.0465            0.0112             0.0278           0.0063             0.0456           0.0109
                                ------            ------             ------           ------             ------           ------
    Total from investment
      operations ........       0.0465            0.0112             0.0278           0.0063             0.0456           0.0109
                                ------            ------             ------           ------             ------           ------
Less distributions
Dividends (from net
  investment income) ....      (0.0465)          (0.0112)           (0.0278)         (0.0063)           (0.0456)         (0.0109)
                                ------            ------             ------           ------             ------           ------
    Total distributions .      (0.0465)          (0.0112)           (0.0278)         (0.0063)           (0.0456)         (0.0109)
                                ------            ------             ------           ------             ------           ------
Net asset value,
  end of period .........       $ 1.00            $ 1.00             $ 1.00           $ 1.00             $ 1.00           $ 1.00
                                ======            ======             ======           ======             ======           ======
Total Return ............        4.76%           5.30%(b)             2.81%          2.87%(b)             4.66%          5.03%(b)
Ratios /Supplemental Data
  Net assets, end of
    period (000) ........     $561,865          $443,645            $89,428         $113,226           $306,757         $302,585
  Ratios of expenses
    to average
    net assets ..........      1.00%(a)       1.00%(a)(b)           0.94%(a)      1.00%(a)(b)           1.00%(a)      1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ..........        4.65%           5.04%(b)             2.78%          2.83%(b)             4.56%           4.91%(b)



                                       NEW YORK MUNICIPAL
                                     MONEY MARKET PORTFOLIO
                             ---------------------------------
                                                FOR THE PERIOD
                                 FOR THE         JUNE 9, 1995
                                  YEAR        (COMMENCEMENT OF
                                  ENDED        OPERATIONS) TO
                             AUGUST 31, 1996   AUGUST 31, 1995
                            ---------------   ---------------

Net asset value,
  beginning of period ...         $ 1.00           $ 1.00
                                  ------           ------
Income from investment
  operations:
Net investment income ...         0.0262           0.0062
                                  ------           ------
    Total from investment
      operations ........         0.0262           0.0062
                                  ------           ------
Less distributions
Dividends (from net
  investment income) ....        (0.0262)         (0.0062)
                                  ------           ------
    Total distributions .        (0.0262)         (0.0062)
                                  ------           ------
Net asset value,
  end of period .........         $ 1.00           $ 1.00
                                  ======           ======
Total Return ............          2.65%          2.72%(b)
Ratios /Supplemental Data
  Net assets, end of
    period (000) ........        $20,032          $14,671
  Ratios of expenses
    to average
    net assets ..........         .93%(a)      1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ..........          2.62%          2.68%(b)

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the year ended August 31, 1996 and 1.23% annualized for the period ended August 31, 1995. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.23% for the year ended August 31, 1996 and 1.30% annualized for the period ended August 31, 1995. For the Government Obligations Money Market Portfolio, the ratio of expenses to average net assets would have been 1.25% for the year ended August 31, 1996 and 1.28% annualized for the period ended August 31, 1995. For the New York Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.29% for the year ended August 31, 1996 and 1.41% annualized for the period ended August 31, 1995.

(b)  Annualized.

(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.



                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family and the Bradford Family. The Janney Montgomery Scott Money Funds represents interests in four portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) NEW YORK MUNICIPAL OBLIGATIONS -- Certain New York state and New York City municipal obligations in the New York Municipal Money Market Portfolio may be obligations of issuers which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

              (G) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corp. ("PIMC"), a wholly-owned subsidiary of PNC Asset Management Group, Inc., which is in turn is a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the four portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market, the Municipal Money Market and the Government Obligations Money Market Portfolios. The New York Municipal Money Market Portfolio has no sub-advisor.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a portfolio's average daily net assets:

           PORTFOLIO                                ANNUAL RATE
------------------------------     --------------------------------------------
 Money Market and Government       .45% of first $250 million of net assets;
   Obligations Money Market        .40% of next $250 million of net assets;
   Portfolios                      .35% of net assets in excess of $500 million.

 Municipal Money Market and        .35% of first $250 million of net assets;
   New York Municipal Money        .30% of next $250 million of net assets;
   Market Portfolios               .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the four investment portfolios were as follows:


                               GROSS                            NET
                              ADVISORY                        ADVISORY
                                FEE          WAIVER             FEE
                             ----------    -----------      ----------
  Money Market Portfolio     $7,702,090    $(3,527,715)     $4,174,375
  Municipal Money Market
   Portfolio                  1,409,660     (1,218,973)        190,687
  Government Obligations
   Money Market Portfolio     2,310,433       (671,811)      1,638,622
  New York Municipal Money
   Market Portfolio             270,726       (268,017)          2,709


     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the four investment portfolios were as follows:


                                                               GROSS                                                      NET
                                                          TRANSFER AGENCY                                            TRANSFER AGENCY
                                                                FEE                         WAIVER                        FEE
                                                         ----------------               --------------              ----------------
Money Market Portfolio
     Bedford Class                                          $ 1,658,468                   $        --                  $ 1,658,468
     Cash Preservation Class                                      8,613                        (7,971)                         642
     Janney Montgomery Scott Class                            1,045,385                            --                    1,045,385
     RBB Class                                                    8,149                        (7,946)                         203
     Sansom Street Class                                        323,534                            --                      323,534
                                                            -----------                   -----------                  -----------
        Total Money Market Portfolio                        $ 3,044,149                   $   (15,917)                 $ 3,028,232
                                                            ===========                   ===========                  ===========
Municipal Money Market Portfolio
     Bedford Class                                          $   104,373                   $        --                  $   104,373
     Bradford Class                                              59,772                            --                       59,772
     Cash Preservation Class                                      8,783                        (8,303)                         480
     Janney Montgomery Scott Class                              109,422                            --                      109,422
     RBB Class                                                    9,389                        (9,366)                          23
                                                            -----------                   -----------                  -----------
        Total Municipal Money Market Portfolio              $   291,739                   $   (17,669)                 $   274,070
                                                            ===========                   ===========                  ===========
Government Obligations Money Market Portfolio
     Bedford Class                                          $    81,107                   $        --                  $    81,107
     Bradford Class                                              11,935                            --                       11,935
     Janney Montgomery Scott Class                              517,845                            --                      517,845
                                                            -----------                   -----------                  -----------
        Total Government Obligations Money Market Portfolio $   610,887                   $        --                  $   610,887
                                                            ===========                   ===========                  ===========
New York Municipal Money Market Portfolio
     Bedford Class                                          $   68,044                    $        --                  $    68,044
     Janney Montgomery Scott Class                              26,979                             --                       26,979
                                                            ----------                    -----------                  -----------
        Total New York Municipal Money Market Portfolio     $   95,023                    $        --                  $    95,023
                                                            ==========                    ===========                  ===========

     In addition, PFPC serves as administrator for the Municipal Money Market and New York Municipal Money Market Portfolios. The administration fee is computed daily and payable monthly at an annual rate of .10% of each Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for a Portfolio. For the year ended August 31, 1996, administration fees and waivers for the two portfolios were as follows:


                                                            GROSS                                                         NET
                                                        ADMINISTRATION                                               ADMINISTRATION
                                                             FEE                           WAIVER                         FEE
                                                       ----------------               ----------------              ----------------
Municipal Money Market Portfolio                             $ 428,209                    $         --                  $  428,209
New York Municipal Money Market Portfolio                       77,350                         (10,146)                     67,204

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the four investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1996, distribution fees for each class within the four investment portfolios were as follows:


                                                                                            DISTRIBUTION
                                                                                                 FEE
                                                                                           --------------
                 Money Market Portfolio
                     Bedford Class                                                         $    5,826,142
                     Cash Preservation Class                                                          858
                     Janney Montgomery Scott Class                                              3,161,043
                     RBB Class                                                                        226
                     Sansom Street Class                                                          316,107
                                                                                           --------------
                        Total Money Market Portfolio                                       $    9,304,376
                                                                                           ==============
                 Municipal Money Market Portfolio
                     Bedford Class                                                         $    1,139,416
                     Bradford Class                                                               723,264
                     Cash Preservation Class                                                          531
                     Janney Montgomery Scott Class                                                564,754
                     RBB Class                                                                         21
                                                                                           --------------
                        Total Municipal Money Market Portfolio                             $    2,427,986
                                                                                           ==============
                 Government Obligations Money Market Portfolio
                     Bedford Class                                                         $    1,091,847
                     Bradford Class                                                               275,120
                     Janney Montgomery Scott Class                                              1,869,227
                                                                                           --------------
                        Total Government Obligations Money Market Portfolio                $    3,236,194
                                                                                           ==============
                 New York Municipal Money Market Portfolio
                     Bedford Class                                                         $      311,822
                     Janney Montgomery Scott Class                                                 97,465
                                                                                           --------------
                        Total New York Municipal Money Market Portfolio                    $      409,287
                                                                                           ==============

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996, service organization fees were $471,499 for the Money Market Portfolio.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:


                                                                       MUNICIPAL MONEY MARKET           GOVERNMENT OBLIGATIONS
                                    MONEY MARKET PORTFOLIO                   PORTFOLIO                  MONEY MARKET PORTFOLIO
                               --------------------------------  --------------------------------  --------------------------------
                                    FOR THE          FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                               AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1996  AUGUST 31, 1995
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                     VALUE           VALUE            VALUE            VALUE            VALUE            VALUE
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Shares sold:
   Bedford Class                $3,797,592,288   $2,966,911,277   $1,022,457,772   $1,104,088,188     $663,889,198     $461,728,190
   Bradford Class                           --               --      479,401,891      474,166,249      180,761,217      192,414,935
   Cash Preservation Class             122,344           84,527          171,907          175,548               --               --
   Janney Montgomery
     Scott Class                 2,359,936,867      855,058,809      408,374,271      208,067,881    1,160,250,876      533,143,649
   RBB Class                           584,206           31,504           69,480            5,004               --               --
   Sansom Street Class           2,191,596,362    1,864,628,110               --               --               --               --

Shares issued in reinvestment
 of dividends:
   Bedford Class                    49,290,088       37,681,204        5,847,767        5,576,408        8,793,104        7,147,384
   Bradford Class                           --               --        3,506,714        3,126,860        2,158,629        2,029,050
   Cash Preservation Class              10,084           11,226            3,515            5,478               --               --
   Janney Montgomery
     Scott Class                    24,077,173        4,534,944        2,602,869          662,565       14,080,097        3,065,158
   RBB Class                             2,625            2,500              143              146               --               --
   Sansom Street Class              18,389,361       16,689,941               --               --               --               --

Shares repurchased:
   Bedford Class                (3,673,362,904)  (2,779,499,052)  (1,024,790,222)  (1,093,651,142)    (643,470,937)    (471,908,601)
   Bradford Class                           --               --     (464,445,579)    (466,448,018)    (172,234,746)    (187,671,346)
   Cash Preservation Class            (165,733)         (91,268)        (220,929)        (220,601)              --               --
   Janney Montgomery
     Scott Class                (2,265,789,890)    (415,944,656)    (434,775,023)     (95,506,391)  (1,170,127,739)    (233,648,311)
   RBB Class                          (580,821)         (23,917)         (69,419)          (5,072)              --               --
   Sansom Street Class          (2,127,237,313)  (1,813,444,951)              --               --               --               --
                               ---------------  ---------------  ---------------  ---------------  ---------------   ---------------
Net increase (decrease)           $374,464,737     $736,630,198      ($1,864,843)    $140,043,103      $44,099,699     $306,300,108
                               ===============  ===============  ===============  ===============  ===============   ===============

Janney Montgomery
  Scott Shares authorized          700,000,000      700,000,000      200,000,000      200,000,000      500,000,000       500,000,000
                               ===============  ===============  ===============  ===============  ===============   ===============



                                       NEW YORK MUNICIPAL
                                     MONEY MARKET PORTFOLIO
                                --------------------------------
                                     FOR THE          FOR THE
                                   YEAR ENDED       YEAR ENDED
                                AUGUST 31, 1996  AUGUST 31, 1995
                                ---------------  ---------------
                                     VALUE            VALUE
                                ---------------  ---------------
Shares sold:
   Bedford Class                   $449,311,267     $503,711,090
   Bradford Class                            --               --
   Cash Preservation Class                   --               --
   Janney Montgomery
     Scott Class                     81,817,923       32,643,504
   RBB Class                                 --               --
   Sansom Street Class                       --               --

Shares issued in reinvestment
 of dividends:
   Bedford Class                      1,674,883        1,425,782
   Bradford Class                            --               --
   Cash Preservation Class                   --               --
   Janney Montgomery
     Scott Class                        414,118           78,024
   RBB Class                                 --               --
   Sansom Street Class                       --               --

Shares repurchased:
   Bedford Class                   (443,200,310)    (497,028,383)
   Bradford Class                            --               --
   Cash Preservation Class                   --               --
   Janney Montgomery
     Scott Class                    (76,871,596)     (18,050,057)
   RBB Class                                 --               --
   Sansom Street Class                       --               --
                                ---------------  ---------------
Net increase (decrease)             $13,146,285      $22,779,960
                                ===============  ===============

Janney Montgomery
  Scott Shares authorized           100,000,000      100,000,000
                                ===============  ===============

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                                                                                            GOVERNMENT                NEW YORK
                                                                    MUNICIPAL              OBLIGATIONS                MUNICIPAL
                                       MONEY MARKET               MONEY MARKET             MONEY MARKET              MONEY MARKET
                                        PORTFOLIO                  PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                       ------------               ------------             ------------              ------------
Capital paid-in
   Bedford Class                     $1,109,351,734               $202,009,609             $192,603,016               $68,128,708
   Bradford Class                                --                129,398,582               57,191,735                        --
   Cash Preservation Class                  202,360                    115,765                       --                        --
   Janney Montgomery Scott Class        561,873,247                 89,426,172              306,763,729                 20,031,16
   RBB Class                                 61,412                      5,143                       --                        --
   Sansom Street Class                  524,367,399                         --                       --                        --
   Other Classes                                800                        800                      800                       800

Accumulated net realized gain (loss)
  on investments
   Bedford Class                            (17,400)                   (69,803)                  (4,248)                  (12,592)
   Bradford Class                                --                        339                   (1,261)                       --
   Cash Preservation Class                       (3)                         5                       --                        --
   Janney Montgomery Scott Class             (7,821)                     1,734                   (6,766)                      (19)
   RBB Class                                     (1)                        --                       --                        --
   Sansom Street Class                       (8,289)                        --                       --                        --
                                     --------------               ------------             ------------              ------------
                                     $2,195,823,438               $420,888,346             $556,547,005               $88,148,813
                                     ==============               ============             ============              ============

NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, capital loss carryovers were available to offset future realized gains as follows: $33,513 in the Money Market Portfolio of which $2,062 expires in 2002, $18,464 expires in 2003, $12,987 expires in 2004; $67,725 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, $12,275 in the Government Obligations Money Market Portfolio which expires in 2004; and $12,611 in the New York Municipal Money Market Portfolio of which $10,939 expires in 1998, $1,256 expires in 1999, $322 expires in 2002, $89 expires in 2003 and $5 expires in 2004.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Money Market Portfolio: Bedford, Cash Preservation, Bedford and RBB and Sansom Street. The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bedford, Bradford, Cash Preservation, and RBB. The Fund currently offers two other classes of shares representing interests in the Government Obligations Money Market Portfolio: Bedford and Bradford. The Fund currently offers one other class of shares representing an interest in the New York Municipal Money Market
Portfolio: Bedford. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation Classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY


                                                                    MONEY MARKET PORTFOLIO
                                    -----------------------------------------------------------------------------------
                                        FOR THE          FOR THE         FOR THE           FOR THE          FOR THE
                                       YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                    AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                    ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year ...............    $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                       --------         --------         --------         --------         --------
Income from investment operations:
  Net investment income. ..........      0.0469           0.0486           0.0278           0.0243           0.0375
  Net gains on securities (both
   realized and unrealized)                  --               --               --               --           0.0007
                                       --------         --------         --------         --------         --------
     Total from investment
      operations ..................      0.0469           0.0486           0.0278           0.0243           0.0382
                                       --------         --------         --------         --------         --------
Less distributions
  Dividends (from net investment
   income) ........................     (0.0469)         (0.0486)         (0.0278)         (0.0243)         (0.0375)
  Distributions (from capital gains)         --               --               --               --          (0.0007)
                                       --------         --------         --------         --------         --------
     Total distributions ..........     (0.0469)         (0.0486)         (0.0278)         (0.0243)         (0.0382)
                                       --------         --------         --------         --------         --------
Net asset value, end of year           $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                       ========         ========         ========         ========         ========
Total Return ......................       4.79%            4.97%            2.81%            2.46%            3.89%
Ratios /Supplemental Data
  Net assets, end of year (000) ...  $1,109,334         $935,821         $710,737         $782,153         $736,842
  Ratios of expenses to average
   net assets .....................      .97%(a)          .96%(a)          .95%(a)          .95%(a)          .95%(a)
  Ratios of net investment income
   to average net assets                  4.69%            4.86%            2.78%            2.43%            3.75%



                                                                 MUNICIPAL MONEY MARKET PORTFOLIO
                                     -----------------------------------------------------------------------------------
                                         FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                     AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                     ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year ...............     $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                        --------         --------         --------         --------         --------
Income from investment operations:
  Net investment income. ..........       0.0288           0.0297           0.0195           0.0195           0.0287
  Net gains on securities (both
   realized and unrealized)                   --               --               --               --               --
                                        --------         --------         --------         --------         --------
     Total from investment
      operations ..................       0.0288           0.0297           0.0195           0.0195           0.0287
                                        --------         --------         --------         --------         --------
Less distributions
  Dividends (from net investment
   income) ........................      (0.0288)         (0.0297)         (0.0195)         (0.0195)         (0.0287)
  Distributions (from capital gains)          --               --               --               --               --
                                        --------         --------         --------         --------         --------
     Total distributions ..........      (0.0288)         (0.0297)         (0.0195)         (0.0195)         (0.0287)
                                        --------         --------         --------         --------         --------
Net asset value, end of year            $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                        ========         ========         ========         ========         ========
Total Return ......................        2.92%            3.01%            1.97%            1.96%            2.90%
Ratios /Supplemental Data
  Net assets, end of year (000) ...     $201,940         $198,425         $182,480         $215,577         $176,950
  Ratios of expenses to average
   net assets .....................       .84%(a)          .82%(a)          .77%(a)          .77%(a)          .77%(a)
  Ratios of net investment income
   to average net assets                   2.88%            2.97%            1.95%            1.95%            2.87%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.14%, 1.17%, 1.16%, 1.19%, and 1.20% for the years ended August 31, 1996, 1995, 1994, 1993, and 1992, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.12%, 1.16%, and 1.15% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE BEDFORD FAMILY


                                                          GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                      -----------------------------------------------------------------------------------
                                           FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                         YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                      ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year ..................   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                         --------         --------         --------         --------         --------
Income from investment operations:
  Net investment income. .............     0.0458           0.0475           0.0270           0.0231           0.0375
  Net gains on securities (both
   realized and unrealized) ..........         --               --               --               --           0.0009
                                         --------         --------         --------         --------         --------
     Total from investment
      operations .....................     0.0458           0.0475           0.0270           0.0231           0.0384
                                         --------         --------         --------         --------         --------
Less distributions
  Dividends (from net investment
   income) ...........................    (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0375)
  Distributions (from capital gains) .         --               --               --               --          (0.0009)
                                         --------         --------         --------         --------         --------
     Total distributions .............    (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0384)
                                         --------         --------         --------         --------         --------
Net asset value,
  end of year ........................   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                         ========         ========         ========         ========         ========
Total Return .........................      4.68%            4.86%            2.73%            2.33%            3.91%
Ratios /Supplemental Data
  Net assets, end of year ............   $192,599         $163,398         $166,418         $213,741         $225,101
  Ratios of expenses to average
   net assets ........................    .975%(a)         .975%(a)         .975%(a)         .975%(a)         .975%(a)
  Ratios of net investment income
   to average net assets .............      4.58%            4.75%            2.70%            2.31%            3.75%



                                                              NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                                      -----------------------------------------------------------------------------------
                                          FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                         YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                      ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year ..................   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                         --------         --------         --------         --------         --------
Income from investment operations:
  Net investment income. .............     0.0278           0.0290           0.0198           0.0234           0.0300
  Net gains on securities (both
   realized and unrealized) ..........         --               --               --              --                --
                                         --------         --------         --------         --------         --------
     Total from investment
      operations .....................     0.0278           0.0290           0.0198          0.0234            0.0300
                                         --------         --------         --------         --------         --------
Less distributions
  Dividends (from net investment
   income) ...........................    (0.0278)         (0.0290)         (0.0198         (0.0234)          (0.0300)
  Distributions (from capital gains) .         --               --               --              --                --
                                         --------         --------         --------         --------         --------
     Total distributions .............    (0.0278)         (0.0290)         (0.0198)        (0.0234)          (0.0300)
                                         --------         --------         --------         --------         --------
Net asset value,
  end of year ........................   $   1.00         $   1.00         $   1.00        $   1.00          $   1.00
                                         ========         ========         ========        ========          ========
Total Return .........................      2.83%            2.94%            2.00%           2.37%             3.04%
Ratios /Supplemental Data
  Net assets, end of year ............   $ 68,116         $ 60,330         $ 52,222        $ 55,677         $  40,751
  Ratios of expenses to average
   net assets ........................     .77%(a)          .76%(a)          .50%(a)         .14%(a)           .33%(a)
  Ratios of net investment income
   to average net assets .............      2.78%            2.90%            1.98%           2.34%             3.00%


(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.10%, 1.13%, 1.17%, 1.18 and 1.12% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively. For the New York Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.14%, 1.22%, 1.20%, 1.20% and 1.22% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.


                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES


                                                                                                                    FOR THE PERIOD
                                                                                                                   JANUARY 10, 1992
                                                     FOR THE         FOR THE          FOR THE          FOR THE     (COMMENCEMENT OF
                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED    OPERATIONS) TO
                                                AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                ---------------  ---------------  ---------------  ---------------  ---------------
     Net asset value, beginning of period ......   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                   --------         --------         --------         --------         --------
     Income from investment operations:
       Net investment income ...................     0.0458           0.0475           0.0270           0.0231           0.0208
       Net gains on securities (both realized
         and unrealized) .......................         --               --               --               --           0.0009
                                                   --------         --------         --------         --------         --------
     Total from investment operations ..........     0.0458           0.0475           0.0270           0.0231           0.0217
                                                   --------         --------         --------         --------         --------
     Less distributions
       Dividends (from net investment income) ..    (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0208)
       Distributions (from capital gains) ......         --               --               --               --          (0.0009)
                                                   --------         --------         --------         --------         --------
         Total distributions ...................    (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0217)
                                                   --------         --------         --------         --------         --------
     Net asset value, end of period ............   $   1.00         $   1.00         $   1.00         $   1.00          $  1.00
                                                   ========         ========         ========         ========          ========
     Total Return ..............................      4.68%            4.86%            2.73%            2.33%          3.42%(b)
     Ratios /Supplemental Data
       Net assets, end of period ...............   $ 57,190         $ 46,509         $ 39,732         $ 50,523         $ 42,477
       Ratios of expenses to average
         net assets ............................    .975%(a)         .975%(a)         .975%(a)         .975%(a)      .975%(a)(b)
       Ratios of net investment income
         to average net assets .................      4.58%            4.75%            2.70%            2.31%          3.23%(b)



(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively and 1.15% annualized for the period end August 31, 1992.

(b)  Annualized.


                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES

                                                                                                                    FOR THE PERIOD
                                                                                                                   JANUARY 10, 1992
                                                     FOR THE         FOR THE          FOR THE          FOR THE     (COMMENCEMENT OF
                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED    OPERATIONS) TO
                                                AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                ---------------  ---------------  ---------------  ---------------  ---------------
     Net asset value, beginning of period ......    $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                    --------         --------         --------         --------         --------
     Income from investment operations:
       Net investment income ...................      0.0288           0.0297           0.0195           0.0195           0.0154
                                                    --------         --------         --------         --------         --------
         Total from investment operations ......      0.0288           0.0297           0.0195           0.0195           0.0154
                                                    --------         --------         --------         --------         --------
     Less distributions
       Dividends (from net investment income) ..     (0.0288)         (0.0297)         (0.0195)         (0.0195)         (0.0154)
                                                    --------         --------         --------         --------         --------
         Total distributions ...................     (0.0288)         (0.0297)         (0.0195)         (0.0195)         (0.0154)
                                                    --------         --------         --------         --------         --------
     Net asset value, end of period ............    $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                    ========         ========         ========         ========         ========
     Total Return ..............................       2.92%            3.01%            1.97%            1.96%          2.42%(b)
     Ratios /Supplemental Data
       Net assets, end of period (000) .........    $129,399         $110,936         $100,089         $ 76,975         $ 69,586
       Ratios of expenses to average net assets       .84%(a)          .82%(a)          .77%(a)          .77%(a)       .77%(a)(b)
       Ratios of net investment income to
         average net assets ....................       2.88%            2.97%            1.95%            1.95%          2.40%(b)


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.

(b)  Annualized.


                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                               MONEY MARKET PORTFOLIO
                                                -----------------------------------------------------------------------------------
                                                     FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                ---------------  ---------------  ---------------  ---------------  ---------------
Net  asset value, beginning of year ............    $   1.00         $   1.00         $   1.00         $   1.00          $  1.00
                                                    --------         --------         --------         --------          -------
Income from investment operations:
  Net investment income ........................      0.0518           0.0543           0.0334           0.0304           0.0435
  Net gains on securities (both realized
   and unrealized) .............................          --               --               --               --           0.0007
                                                    --------         --------         --------         --------          -------
     Total from investment operations ..........      0.0518           0.0543           0.0334           0.0304           0.0442
                                                    --------         --------         --------         --------          -------
Less distributions
  Dividends (from net investment income) .......     (0.0518)        (0.0543)          (0.0334)         (0.0304)         (0.0435)
  Distributions (from capital gains) ...........          --              --                --               --          (0.0007)
                                                    --------         --------         --------         --------          -------
     Total distributions .......................     (0.0518)        (0.0543)          (0.0334)         (0.0304)         (0.0442)
                                                    --------         --------         --------         --------          -------
Net asset value, end of year ...................    $   1.00         $   1.00         $   1.00         $   1.00          $  1.00
                                                    ========         ========         ========         ========          =======
Total Return ...................................       5.30%            5.57%            3.39%            3.08%             4.51%
Ratios /Supplemental Data
  Net assets, end of year ......................    $524,359         $441,614         $373,745         $190,794          $228,079
  Ratios of expenses to average net assets .....      .48%(a)          .39%(a)          .39%(a)          .34%(a)           .35%(a)
  Ratios of net investment income to average
   net assets ..................................       5.18%            5.43%            3.34%            3.04%             4.35%


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .65%, .59%, .60%, .60% and .61% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.




---------------------------------------------------
                      CONTENTS


                                              PAGE
INTRODUCTION ...............................     2
FINANCIAL HIGHLIGHTS .......................     3
INVESTMENT OBJECTIVES AND POLICIES .........     4
PURCHASE AND REDEMPTION OF SHARES ..........     8
MANAGEMENT .................................    12
DISTRIBUTION OF SHARES .....................    13
DIVIDENDS AND DISTRIBUTIONS ................    14
TAXES ......................................    15
DESCRIPTION OF SHARES ......................    16
OTHER INFORMATION ..........................    17



                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                        ADMINISTRATOR AND TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware

                                     COUNSEL
                        Ballard Spahr Andrews & Ingersoll
                           Philadelphia, Pennsylvania

                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                    BRADFORD
                        MUNICIPAL MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.



     The investment objective of the Municipal Money Market Portfolio is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. The Municipal Money Market Portfolio (the "Portfolio") seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax. The Bradford shares of the Municipal Money Market Portfolio are a class of shares (the "Class") of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. Shares of the Class ("Shares") are offered by this Prospectus and represent interests in such Portfolio.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


     Counsellors Securities Inc. acts as distributor for the Fund, PNC Institutional Management Corporation serves as investment adviser for the Portfolio, PNC Bank, National Association serves as sub-adviser for the Portfolio and custodian for the Fund and PFPC Inc. serves as administrator of the Portfolio and as transfer and dividend disbursing agent for the Fund.

     This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.



-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------



PROSPECTUS                                                     December 3, 1996

INTRODUCTION
-------------------------------------------------------------------------------


     The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate nineteen separate investment portfolios. The Shares offered by this Prospectus represent interests in the Fund's Municipal Money Market Portfolio.


     The investment objective of the Municipal Money Market Portfolio (the "Portfolio") is to provide as high a level of current interest income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks to the Portfolio. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

     The Portfolio seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.


     The  Portfolio's   investment  adviser  is  PNC  Institutional   Management
Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser of the Portfolio and custodian for the Fund, and PFPC Inc. ("PFPC") serves as administrator to the Portfolio and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc.
(the "Distributor") acts as distributor of the Fund's Shares.


     An investor may purchase and redeem Shares through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

     An investment in the Portfolio is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." The Portfolio, to the extent set forth under "Investment Objectives and Policies," may engage in the purchase of securities on a "when-issued" basis and the purchase of stand-by commitments. These transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

     For more detailed information of how to purchase or redeem Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."


FEE TABLE

ANNUAL FUND OPERATING EXPENSES (BRADFORD SHARES)
     AFTER EXPENSE REIMBURSEMENTS AND WAIVERS(2)


Management fees (after waivers)(1)                                                    .05%
12b-1 fees (after waivers)(1)                                                         .57
Other Expenses (after reimbursements)                                                 .22
                                                                                      ---
Total Fund Operating Expenses (Bradford Shares) (after waivers
   and reimbursements)                                                                .84%
                                                                                      ===



(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) Before Expense Reimbursements and Waivers for the Municipal Money Market Portfolio, Management fees would be .33%; 12b-1 fees would be .57%; Other Expenses would be .22% and Total Fund Operating Expenses would be 1.12%.


EXAMPLE*
                                                  1 YEAR            3 YEARS           5 YEARS          10 YEARS
                                             --------------     --------------     --------------   --------------
An investor would pay the following
  expenses on a $1,000  investment,
  assuming
   (1) 5% annual return and
   (2) redemption at the end
    of each time period:                         $9                 $27                 $47               $104

* Other Classes of this Portfolio are sold with different fees and expenses.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Bradford Shares) After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in Shares will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management -- Investment Adviser and Sub-Adviser," and "Distribution of Shares" below.) Expense figures are based on actual costs and fees charged to the class. The Fee Table reflects a voluntary waiver of "Management fees" for the Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolio, such assumption will have the effect of lowering the Portfolio's overall expense ratio and increasing its yield to investors.


     From time to time the Class advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Class refers to the income generated by an investment in the Class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of the Class may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of the Class. This is done by increasing the yield of the Class (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate.

     The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Class are not reflected in the yield of the Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Class may differ from yields on shares of other classes of the Fund that also represent interests in the Portfolio depending on the allocation of expenses to each class of the Portfolio. See "Expenses."

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


     The table below sets forth certain information concerning the investment results of the Bradford Class representing an interest in the Municipal Money Market Portfolio for the period indicated. The financial data included in this table for each of the periods ended August 31, 1992 through August 31, 1996 are a part of the Fund's financial statements for the Portfolio which have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose current report thereon appears in the Statement of Additional Information along with the financial statements.



The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional
Information.

BRADFORD CLASSES
                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.

                        MUNICIPAL MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS (C)
     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               MUNICIPAL MONEY MARKET PORTFOLIO
                                       --------------------------------------------------------------------------------------------

                                                                                                                     FOR THE PERIOD
                                                                                                                   JANUARY 10, 1992
                                             FOR THE           FOR THE            FOR THE           FOR THE          (COMMENCEMENT
                                           YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED     OF OPERATIONS) TO
                                        AUGUST 31, 1996    AUGUST 31, 1995    AUGUST 31, 1994   AUGUST 31, 1993    AUGUST 31, 1992
                                        ---------------    ---------------    ---------------   ---------------    ---------------

Net asset value, beginning of period             $ 1.00             $ 1.00             $ 1.00            $ 1.00              $ 1.00
                                                 ------             ------             ------            ------              ------
Income from investment operations:
     Net investment income                        0.0288            0.0297             0.0195            0.0195              0.0154
                                                  ------            ------             ------            ------              ------
         Total from investment
         operations                               0.0288            0.0297             0.0195            0.0195              0.0154
                                                  ------            ------             ------            ------              ------
Less Distributions:
     Dividends (from net investment income)      (0.0288)          (0.0297)           (0.0195)          (0.0195)            (0.0154)
                                                 -------           -------            -------           -------             -------
         Total Distributions                     (0.0288)          (0.0297)           (0.0195)          (0.0195)            (0.0154)
                                                 -------           -------            -------           -------             -------
Net asset value, end of period                    $ 1.00            $ 1.00             $ 1.00          $   1.00              $ 1.00
                                                  ======            ======             ======          ========              ======
Total Return                                        2.92%            3.01%              1.97%             1.96%            2.42%(b)
Ratios/Supplemental Data:
     Net assets, end of period (000)            $129,399          $110,936           $100,089          $ 76,975            $ 69,586
     Ratios of expenses to average net assets     .84%(a)           .82%(a)            .77%(a)          .77%(a)          .77%(a)(b)
     Ratios of net investment income to
     average net assets                             2.88%            2.97%               1.95%            1.95%             2.40%(b)



(a) Without the waiver of advisory, transfer agency and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively,  and 1.16%  annualized  for the period ended August 31, 1992.


(b)  Annualized.

(c)  Financial
Highlights relate solely to the Bradford Class of shares within the Portfolio.


INVESTMENT OBJECTIVES AND POLICIES
-------------------------------------------------------------------------------


     The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax and which meet certain ratings criteria and present minimal credit risks. See "Eligible Securities". During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is exempt from the regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative min-imum tax ("Tax-Exempt Interest"), although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Interest").

     MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase securities that are unrated at the time of purchase provided that such securities are determined to be of comparable quality to eligible rated securities by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

     The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

     The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding one year, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law.
Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treat ment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

     Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state,
(ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

     TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

     WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest categories by one or more unaffiliated nationally recognized statistical rating organizations ("NRSROs") for such securities (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Corporation ("S&P")), (3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligi-ble rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Municipal Money Market Portfolio may not:

         1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation.

         2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

         3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

     In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

         1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instru ment within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

PURCHASE AND REDEMPTION OF SHARES
-------------------------------------------------------------------------------

                               PURCHASE PROCEDURES

     GENERAL. Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Shares through an account maintained by the investor with his brokerage firm (an "Account") and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Shares.

     All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of 4:00 p.m. Eastern Time on that Business Day but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.

     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker. Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

     A broker may offer investors maintaining Accounts the ability to purchase Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker.

     If a broker makes special arrangements under which orders for Shares are received by PFPC prior to 12:00 noon Eastern Time and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's cus todian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

     DIRECT PURCHASES. An investor may also make direct investments in Shares at any time through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment by mail by fully completing and signing an application obtained from a Dealer (an "Application") and mailing it, together with a check payable to "Bradford Municipal Money Market" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

     Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

     A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

     B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

         PNC Bank, N.A., Philadelphia, Pa.
         ABA-0310-0005-3.
         FROM: (name of investor)
         ACCOUNT NUMBER: (investor's account number with the Portfolio)
         AMOUNT: (amount to be invested)

     C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

     RETIREMENT PLANS. Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

     Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Shares may redeem Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such next

Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     An investor's brokerage firm will also redeem each day a sufficient number of Shares to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, to Bradford Municipal Money Market, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 533-7719 to determine whether the entity that will guarantee the signature is an eligible guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.

     Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800) 533-7719 (in Delaware call collect (302) 791-1196). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     The Fund's telephone transaction procedures include the following measures:
(1)  requiring  the  appropriate  telephone  transaction  privilege  forms;  (2)
requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have checkwriting privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equaling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cashed at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

     The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in the Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

                                 NET ASSET VALUE


     The net asset value per share of the Portfolio for the purpose of pricing purchase and redemption orders is determined twice each day once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). The FRB is currently closed on weekends and the same holidays as the NYSE is closed (except Christmas Day (observed)) as well as Martin Luther King, Jr. Day, Veterans Day and Columbus Day. The Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of the Portfolio is determined independently of any of the Fund's other investment portfolios.


     The Fund seeks to maintain for the Portfolio a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

     With the approval of the Board of Directors, the Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

MANAGEMENT
-------------------------------------------------------------------------------

BOARD OF DIRECTORS


     The business and affairs of the Fund and each investment portfolio of the Fund are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate nineteen separate investment portfolios.
The Municipal Money Market Portfolio is one of such portfolios.

INVESTMENT ADVISER AND SUB-ADVISER

     PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for the Municipal Money Market Portfolio. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for the Portfolio. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc., is a bank holding company and a wholly owned subsidiary of PNC Bank Corp, a multi-bank holding company.

     As investment adviser to the Portfolio, PIMC manages the Portfolio and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolio, and maintains the Portfolio's financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into portfolio transactions for the Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


     For the services provided to and expenses assumed by it for the benefit of the Portfolio, PIMC is entitled to receive from the Portfolio a fee, computed daily and payable monthly, at an annual rate of .35% of the first $250 million of the Portfolio's average daily net assets, .30% of the next $250 million of the Portfolio's average daily net assets and .25% of the average daily net assets of the Portfolio in excess of $500 million. PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for the Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to the Portfolio (subject to certain adjustments). Such sub-advisory fees have no effect on the advisory fees payable by the Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreement with the Fund relating to the Portfolio. Any such arrangement would have no effect on the advisory fees payable by the Portfolio to PIMC.


     For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .05% of the average net assets of the Portfolio. For that same year, PIMC waived approximately .28% of investment advisory fees payable to it with respect to the Portfolio.


ADMINISTRATOR

     PFPC serves as the administrator for the Municipal Money Market Portfolio and generally assists the Portfolio in all aspects of its administration and operation including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Portfolio.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN

     PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolio. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

     The expenses of the Portfolio are deducted from the total income of the Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of the Fund, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to the class.

     The investment adviser has agreed to reimburse the Portfolio for the amount, if any, by which the total operating and management expenses of the Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

     The investment adviser may assume additional expenses of the Portfolio from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolio for such amounts prior to the end of a fiscal year. In such event, reimbursement of such amounts will have the effect of increasing the Portfolio's expense ratio and of decreasing yield to investors.


     For the fiscal year ended August 31, 1996, the Fund's total expenses were 1.12% of the average net assets with respect to the Bradford Class of the
Municipal Money Market Portfolio (not taking into account waivers and reimbursements of .28%.


DISTRIBUTION OF SHARES
-------------------------------------------------------------------------------

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors Inc., with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares pursuant to a distribution contract (the "Distribution Contract") with the Fund on behalf of the Class.

     The Board of Directors of the Fund approved and adopted the Distribution Contract and separate Plan of Distribution for the Class (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Contract, the Distributor has agreed to accept compensation for services thereunder and under the Plan in the amount of .60% of the average net assets of the Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to the Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under  the  Distribution   Contract  and  the  Plan,  the  Distributor  may
reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Contract. The Plan does not obligate the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     The Plan in effect with respect to the Class has been approved by shareholders. Under the terms of Rule 12b-1, the Plan will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). The Plan may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the Class. The fee set forth above will be paid by the Fund on behalf of the Class to the Distributor unless and until the Plan is terminated or not renewed.

DIVIDENDS AND DISTRIBUTIONS
-------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Municipal Money Market Portfolio to the Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by the Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.

TAXES
-------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

     The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as the Portfolio qualifies for this tax treatment, the Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. The Portfolio does not intend to make distributions that will be eligible for the corporate dividends received deduction.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31% , while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

     The Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." Investors in the Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum tax liability. Although it does not currently intend to do so, the Portfolio may invest up to 100% of its net assets in such private activity bonds. Secondly, tax-exempt interest and "exempt interest dividends" derived from all other Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for alternative minimum tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments.

     The Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Ordinarily, shareholders will include all dividends declared by the Fund in income in the year of payment. However, dividends declared in October, November or December of any year, payable to shareholders of record on a specified date in such a month, will be deemed to have been received by the shareholders and paid by the Fund on December 31 of such year, if such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions with respect to the Municipal Money Market Portfolio prior to the end of each calendar year to avoid liability for Federal excise tax.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

     An investment in the Portfolio is not intended to constitute a balanced investment program. Shares of the Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

     Future  legislative  or  administrative  changes  or  court  decisions  may
materially   affect  the  tax   consequences  of  investing  in  the  Portfolio.
Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

DESCRIPTION OF SHARES
-------------------------------------------------------------------------------


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).


     The Fund offers multiple classes of shares in the Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BRADFORD SHARES OF THE MUNICIPAL MONEY MARKET PORTFOLIO AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO SUCH SHARES.

     Each share that represents an interest in the Portfolio has an equal proportionate interest in the assets belonging to the Portfolio with each other share that represents an interest in the Portfolio, even where a share has a different class designation than another share representing an interest in the Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     Holders of shares of the Portfolio will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Fund may elect all of the directors.


     As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


OTHER INFORMATION
-------------------------------------------------------------------------------

REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect
(302) 791-1196).

                     (This Page Intentionally Left Blank.)

                    BRADFORD MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information provides supplementary information pertaining to a class of shares (the "Class") of The RBB Fund, Inc. representing interests in the Municipal Money Market Portfolio (the "Portfolio"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Bradford Municipal Money Market Portfolio Prospectus of The RBB Fund, Inc, dated December 3, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free
(800) 888-9723. This Statement of Additional Information is dated December 3, 1996.

                                    CONTENTS
                                                                     Prospectus
                                                             Page       Page
                                                             ----    -----------
General .......................................                2          2
Investment Objective and Policies. ............                2          5
Directors and Officers ........................                8         N/A
Investment Advisory, Distribution and Servicing
         Arrangements ............................            11         12
Portfolio Transactions ........................               16         N/A
Purchase and Redemption Information ...........               17          8
Valuation of Shares ...........................               18         11
Taxes .........................................               20         15
Additional Information Concerning Fund Shares..               25         16
Miscellaneous .................................               27         N/A
Financial Statements (Audited).................               F-1        N/A
Appendix ......................................               A-1        N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    GENERAL


     The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate seventeen separate investment portfolios. This Statement of Additional Information pertains to shares of the Class of common stock of the Fund (the "Shares") representing interests in the Municipal Money Market Portfolio of the Fund. The Shares are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


     Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Portfolio. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

     VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

     FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Portfolio has firm commitments outstanding, the Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When the Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     STAND-BY COMMITMENTS. The Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

     The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

     The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. The Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

     The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the

Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

     ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities; (2) securities that
(a) are rated (at the time of purchase) by two more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies
(2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations.

     ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act") and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including municipal securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities, such as the PORTAL System sponsored by the NASD.

     The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS.

     The Portfolio may not:

     (1) borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with any such borrowing and then in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

     (2) purchase securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;

     (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

     (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

     (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

     (6) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (7) purchase or sell commodities or commodity contracts;

     (8) invest in oil, gas or mineral exploration or development programs;

     (9) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations;

     (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

     (11) make investments for the purpose of exercising control or management.

     In addition to the foregoing enumerated investment limitations, the Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lessor of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

     In order to permit the sale of Shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of Shares in the state involved.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

     1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                             DIRECTORS AND OFFICERS

     The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:

                                                         Principal Occupation
Name, Address and Age            Position with Fund      During Past Five Years
---------------------            ------------------      ----------------------

Arnold M. Reichman - 48*         Director                Since 1986, Managing
466 Lexington Avenue                                     Director and Assistant
New York, NY  10017                                      Secretary, E.M.
                                                         Warburg,  Pincus & Co.,
                                                         Inc.; Since 1990,
                                                         Chief Executive
                                                         Officer and since 1991
                                                         Secretary, Counsellors
                                                         Securities Inc.;
                                                         Officer of various
                                                         investment companies
                                                         advised by Warburg,
                                                         Pincus Counsellors,
                                                         Inc.

Robert Sablowsky - 58**          Director                Since OCTOBER 1996,
110 Wall Street                                          SENIOR VICE PRESIDENT
New York, NY  10005                                      OF FAHNESTOCK & CO,
                                                         INC., 1985 TO 1996,
                                                         Executive Vice
                                                         President of Gruntal &
                                                         Co., Inc., Director,
                                                         Gruntal & Co., Inc.

Francis J. McKay - 60            Director                Since 1963, Executive

                                                         Principal Occupation
Name, Address and Age            Position with Fund      During Past Five Years
---------------------            ------------------      ----------------------

7701 Burholme Avenue                                     Vice President, Fox
Philadelphia, PA  19111                                  Chase Cancer Center
                                                         (Biomedical research
                                                         and medical care).

Marvin E. Sternberg - 62         Director                Since 1974, Chairman,
937 Mt. Pleasant Road                                    Director and President,
Bryn Mawr, PA  19101                                     Moyco Industries, Inc.
                                                         (manufacturer of dental
                                                         supplies and precision
                                                         coated abrasives);
                                                         Since 1968, Director
                                                         and President, Mart
                                                         MMM, Inc. (formerly
                                                         Montgomeryville
                                                         Merchandise Mart, Inc.)
                                                         and Mart PMM, Inc.
                                                         (formerly Pennsauken
                                                         Merchandise Mart, Inc.)
                                                         (shopping centers); and
                                                         Since 1975, Director
                                                         and Executive Vice
                                                         President, Cellucap
                                                         Mfg. Co., Inc.
                                                         (manufacturer of
                                                         disposable headwear).

Julian A. Brodsky - 63           Director                Director and Vice
1234 Market Street                                       Chairman 1969 to
16th Floor                                               present, Comcast
Phila., PA  19107-3723                                   Corporation; Director,
                                                         Comcast Cablevision of
                                                         Philadelphia (cable
                                                         television
                                                         communications) and
                                                         Nextel (Wireless
                                                         Communications).

Donald van Roden - 72            Director                Self-employed
1200 Old Mill Lane                                       businessman. From
Wyomissing, PA  19610                                    February 1980 to March
                                                         1987, Vice Chairman,
                                                         SmithKline Beckman
                                                         Corporation
                                                         (pharmaceuticals);
                                                         Director AAA
                                                         Mid-Atlantic
                                                         (auto service);
                                                         Director, Keystone
                                                         Insurance Co.

Edward J. Roach - 72             President and Treasurer Certified Public
Suite 100                                                Accountant; Vice
Bellevue Park Corporate                                  Chairman of the Board,
  Center                                                 Fox Chase Cancer
400 Bellevue Parkway                                     Center; Trustee
Wilmington, DE  19809                                    Emeritus, Pennsylvania
                                                         School for the Deaf;
                                                         Trustee Emeritus,
                                                         Immaculata College;
                                                         Vice President and
                                                         Treasurer of various
                                                         investment companies
                                                         advised by PNC Bank

                                                         Principal Occupation
Name, Address and Age            Position with Fund      During Past Five Years
---------------------            ------------------      ----------------------

                                                         Institutional
                                                         Management Corporation.

Morgan R. Jones - 57             Secretary               Chairman, the law firm
1100 PNB Bank Building                                   of Drinker Biddle &
Broad and Chestnut Streets                               Reath, Philadelphia,
Philadelphia, PA  19107                                  Pennsylvania; Director,
                                                         Rocking Horse Child
                                                         Care Centers of
                                                         America, Inc.

-------------------------


* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.


** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.


     Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

     Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

     Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.

     The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald Van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation FROM THE FUND IN THE FOLLOWING AMOUNTS:

                           DIRECTORS              COMPENSATION
                           ---------              ------------
                           JULIAN A. BRODSKY         $12,525
                           FRANCIS J. MCKAY           15,975
                           MARVIN  E. STERNBERG       16,725
                           DONALD VAN RODEN           21,025


On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Bank Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the Portfolio's sub-ADVISER and the Fund's custodian, PFPC Inc. ("PFPC"), the Municipal Money Market Portfolio's administrator and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.



          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


     ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to the Portfolio pursuant to an Investment Advisory Agreement dated April 21, 1992, and PNC Bank renders sub-advisory services to the Portfolio pursuant to a Sub-Advisory Agreement, dated August 16, 1988. The advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."


     For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $190,687 IN ADVISORY FEES AND WAIVED $ 1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $67,752 in advisory fees and waived $1,041,321 of advisory fees with respect to the Municipal Money Market Portfolio under its Advisory Contract with the Fund. For the year ended August 31, 1994, PIMC received (after waivers) $7,733 in advisory fees and waived $1,091, 646 in advisory fees with respect to the Municipal Market Portfolio under its Advisory Contract with the Fund.


     As required by various state regulations, PIMC will reimburse the Fund or the Portfolio (as applicable) if and to the extent that the aggregate operating expenses of the Fund or the Portfolio exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1-1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to the Portfolio on an individual basis depends upon the particular regulations of such states.

     The Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all the investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors;
(j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

     Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

     The Advisory Contracts were each most recently approved on July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved by shareholders of the Portfolio at special meetings held December 22, 1989, as adjourned (sub-advisory agreement) and June 10, 1992, as adjourned (current advisory agreement). Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.

     ADMINISTRATION AGREEMENT. PFPC serves as the administrator to the Portfolio pursuant to an Administration and Accounting Services Agreement dated April 12, 1992 (the "Administration Agreement"). PFPC has agreed to furnish to the Fund on behalf of the Portfolio statistical and research data, clerical, accounting and bookkeeping services and certain other services required by the Fund. In addition, PFPC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

     The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or the Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Portfolio.

     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Portfolio (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

     PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Shares pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplement dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems Shares, (b) addresses and mails all communications by the Portfolio to record owners of Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of the classes of the Fund. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders which are placed via third parties and electronically relayed to PFPC, and at an annual rate of $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

     PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolio. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolio for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

     DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplement dated as of November 5, 1991 (the "Distribution Contract"), entered into by the Distributor and the Fund with respect to the Shares, and a Plan of Distribution for the Shares (the "Plan"), both of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute the Shares. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contract, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling Shares of the Portfolio based on a percentage of the amounts invested by their customers.

     The Plan was most recently approved for continuation, as amended by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors"), on July 10, 1996. The Plan was also approved by the shareholders of the Class at a special meeting of shareholders held on June 10, 1992, as adjourned.

     Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Shares under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Shares; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.

     During the period ended August 31, 1996, the Fund paid distribution fees to the Distributor under the Plan for the Bradford Class in the aggregate amount of $723,264, of which amount $630,766 was paid to dealers with whom the Fund's Distributor had entered into dealer agreements and $92,498 was retained by the Distributor and used to pay certain legal fees, printing, postage, travel and entertainment, administrative and sales and marketing expenses. During the same period, the Distributor waived no distribution fees.

     The Fund believes that the Plan may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plan by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by Virtue of his previous position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.



                             PORTFOLIO TRANSACTIONS


     The Portfolio intends to purchase securities with remaining maturities of 397 calendar days or less, and may purchase variable rate securities with remaining maturities of 397 calendar day or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because the Portfolio intends to purchase only securities with remaining maturities of one year or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect the Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.

     Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

     Investment decisions for the Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to the Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION


     The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

     Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


     The Fund intends to use its best efforts to maintain the net asset value of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by dividing the Portfolio's net assets by the number of outstanding shares of the Portfolio. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 p.m. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed ON WEEKENDS AND on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS AS THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)) AS WELL AS MARTIN LUTHER KING JR., DAY, VETERANS DAY AND COLUMBUS DAY.

     The Fund calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

     The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders.

Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

     The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments to those United States dollar-denominated instruments that PIMC determines are eligible securities and present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

     In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

     PERFORMANCE INFORMATION. The current and effective yields of Shares of the Class are computed using standardized methods required by the SEC. The annualized yield for Shares of the Class is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one Share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Shares purchased with dividends declared and all dividends declared on both the original Share and such additional Shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

     The yield for the seven (7) day period ended August 31, 1996 for the Bradford Class of the Municipal Money Market Portfolio was 2.81%. The effective yield for the same period for the Bradford Class of the Municipal Money Market Portfolio was 2.85%. The tax equivalent yield for the same period for the Bradford Class of the Municipal Money Market Portfolio was 3.90% (assuming an income tax rate of 28%).

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of Shares of the Class will fluctuate, it cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

     The yields on certain obligations, including the money market instruments in which the Portfolio invests, are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S & P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether the Portfolio should continue to hold the obligation.

     From time to time, in advertisements or in reports to shareholders, the yield of Shares of the Class may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of Shares of the Class may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES


     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     The Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

     In addition to satisfaction of the Distribution Requirement the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by the Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

     Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

     The Portfolio is designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolio are not included in the shareholder's gross income for regular Federal income tax purposes. In order for the Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of the Portfolio must consist of exempt interest obligations.

     All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition corporate investors should note that under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

     The Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a nonexempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

     The Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Portfolio is not deductible for income tax purposes if (as expected) the Portfolio distributes exempt interest dividends during the shareholder's taxable year.

     Distributions of net investment income received by the Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations) and any net realized short-term capital gains distributed by the Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although the Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of the Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by the Portfolio will be distributed and taxed to its shareholders.

     While the Portfolio does not expect to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. The Portfolio will not have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by the Portfolio as capital gain dividends may not exceed the net capital gain of the Portfolio for any taxable year, determined by excluding any net capital loss or any net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Portfolio's taxable year.

     Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions in the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on municipal obligations) to the extent of the Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Portfolio intends to distribute all of its taxable income currently, the Portfolio does not anticipate incurring any liability for this excise tax.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

     The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock^, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class
E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock ( STRATEGIC GLOBAL Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common
Stock (N/I MICROCAP),50 million shares are classified as Class GG Common
Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE

CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL
MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class R Common Stock constitute the Bradford Class. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.


     The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, THE N/I FAMILY, THE BOSTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market,

Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTERESTS IN ONE NON-MONEY MARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.


     The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the portfolio only if approved by the holders of a majority of the outstanding voting securities of the portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


     COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

RBB Money Market Portfolio             Luanne M. Garvey and Robert J. Garvey                         12.7
(Class E)                              2729 Woodland Avenue
                                       Trooper, PA  19403

                                       HAROLD T. Erfer                                               13.0
                                       414 Charles Lane
                                       Wynnewood, PA  19096

                                       KAREN M. McElhinny and Contribution Account                   16.9
                                       4943 King Arthur Drive
                                       Erie, PA  16506

                                       JOHN Robert Estrada and                                       16.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX  76018

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       ERIC Levine and Linda & Howard Levine                         29.6
                                       67 Lanes Pond Road
                                       Howell, NJ  07731

RBB Municipal Money Market             William B. Pettus Trust                                       11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO  63021-6635

                                       SEYMOUR Fein                                                  88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY  10457-0486

CASH Preservation Money Market         Jewish Family and Children's                                  56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA  19103

                                       LYNDA R. Succ Trustee for in Trust under                      12.3
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO  63104

                                       THERESA M. PALMER                                              6.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120

CASH Preservation Municipal Money      Kenneth Farwell and Valerie                                   11.1
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO  63107

                                       GARY L. LANGE and                                             10.4
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       ST. CHARLES, MO  63309

                                       ANDREW DIEDERICH AND DORIS DIEDERICH                           6.1
                                       1003 LINDENMAN
                                       DES PERES, MO 63131


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       MARCELLA L. HAUGH CARING TR DTD 8/12/91                       15.3
                                       40 PLAZA SQUARE
                                       APT. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                                 8.2
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122

                                       GWENDOYLN HAYNES                                               5.2
                                       2757 GEYER
                                       ST. LOUIS, MO

                                       SAVANNAH THOMAS Trust                                          5.2
                                       230 MADISON AVE.
                                       ROCK HILL, MD 63119

SANSOM Street Money Market Portfolio   Wasner & Co.                                                  16.6
(Class I)                              FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113

                                       SAXON and Co.                                                 74.8
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182

                                       ROBERTSON Stephens & Co.                                       8.6
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101

BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                            100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                            100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.                 5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT                              5.0
                                       625 MADISON AVE., 4TH FLOOR
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master Retirement Trust                         10.2
(Class U)                              303 South Temple Drive
                                       Diboll, TX  75941

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.                 16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                      9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730

                                       C S FIRST BOSTON PENSION FUND                                 10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI

                                       SC JOHNSON & SON, INC. RETIREMENT PLAN                        13.3
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND                                  6.3
                                       8650 FLAIR DRIVE
                                       E. MONTE, CA  96731-3011

BEA Emerging Markets Equity Portfolio  Wachovia Bank North Carolina Trust for Carolina               15.7
(Class V)                              Power & Light Co. Supplemental Retirement Trust
                                       301 N. Main Street
                                       Winston-Salem, NC  27101

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       WACHOVIA BANK OF NORTH CAROLINA                                5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                        30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES RETIREMENT SYSTEM                   10.8
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR 72201

                                       NORTHERN Trust                                                12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675

                                       AMHERST H. Wilder Foundation                                   5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

BEA US Core Equity Portfolio           Bank of New York                                              45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY  10286

                                       WERNER & Pfleiderer Pension                                    7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ  07446

                                       WASHINGTON HEBREW CONGREGATION                                11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                                    6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900

BEA US Core Fixed Income Portfolio     New England UFCW & Employers' Pension Fund Board              24.5
(Class Y)                              of Trustees
                                       161 Forbes Road, Suite 201
                                       Braintree, MA  02184

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       W.M. BURKE REHABILITATION                                      5.4
                                       HOSPITAL INC.
                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605

                                       PATTERSON & Co.                                                8.9
                                       P.O. Box 7829
                                       Philadelphia, PA  19102

                                       MAC & CO                                                       6.9
                                       FAO 176-655
                                       ROBF1766552
                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

                                       BANK OF NEW YORK                                               9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286

                                       CITIBANK NA                                                   12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income Portfolio      Sunkist Master Trust                                          36.0
(Class Z)                              14130 Riverside Drive
                                       Sherman Oaks, CA  91423

                                       PATTERSON & CO.                                               25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101

                                       KEY Trust Co. of Ohio                                         20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202-1559

                                       MARY E. MORTEN                                                 6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017
                                       ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio      William A. Marquard                                           37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY  40311

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       ARNOLD Leon                                                   12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008

                                       IRWIN Bard                                                     6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                      5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123

N/I MICRO CAP Fund                     CHARLES SCHWAB & CO. Inc.                                     15.8
(CLASS FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       Attn: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       CHASE MANHATTAN BANK                                          27.1
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                                   5.6
                                       C/O FIDUCIARY TRUST CO. INTL
                                       P. O. BOX 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008

N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                     21.2
(Class GG)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       U S EQUITY INVESTMENT PORTFOLIO LP                            18.7
                                       C/O ASSET MANAGEMENT ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447

                                       BANK OF NEW YORK                                               9.8
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE FUND (CLASS HH)   CHARLES SCHWAB & CO. INC.                                     24.4
                                       SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott Money Market   Janney Montgomery Scott                                        100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

JANNEY Montgomery Scott Municipal      JANNEY Montgomery Scott                                        100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
MARKET)

Janney Montgomery Scott Government     Janney Montgomery Scott                                        100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT OBLIGATIONS   Philadelphia, PA  19103-1675
MONEY)

JANNEY Montgomery Scott New York       JANNEY Montgomery Scott                                        100
Municipal Money Market Portfolio       1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)    Philadelphia, PA  19103-1675

                                      -36-

     As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

     As of the above date directors and officers as a group owned less than one percent of the shares of the Fund.

     LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS

     The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

     AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

     The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

     Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

     The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

     MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

     The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)      VALUE
                                                -------   ----------
MUNICIPAL BONDS--99.8%
ALABAMA--0.7%
Alabama Special Care Facilities
   Authority St. Vincent's Daughters of
   Charity MB(AA, Aa)(DOUBLE DAGGER)
   4.000% 11/01/96 .......................      $ 1,735   $1,736,028
Livingston IDR Toin Corp USA Project
   DN / (Ind. Bank of Japan LOC)
   [A-1+, VMIG-1](DAGGER)
   4.150% 09/07/96 .......................        1,000    1,000,000
                                                          ----------
                                                           2,736,028
                                                          ----------
ALASKA--0.5%
Alaska Industrial Development & Export
   Authority RB Series 1984-5
   (LOC-Seattle First National Bank)
   DN [A-1](DAGGER)
   3.600% 09/07/96 .......................        2,045    2,045,000
                                                          ----------
ARIZONA--1.8%
Flagstaff IDA DN / (LOC-Wells Fargo)
   [A, A-1](DAGGER)
   3.550% 09/07/96 .......................        7,755    7,755,000
                                                          ----------
ARKANSAS--0.4%
Arkansas State Development Authority
   Health Care Facility Sisters of
   Mercy DN/ (ABM-AMRO Bank N.V. LOC)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .......................        1,700    1,700,000
                                                          ----------
CALIFORNIA--14.8%
California Pollution Control DN / (Society
   General LOC) [A-1+](DAGGER)
   3.150% 09/30/96 .......................        2,000    2,000,000
California Pollution Control Finance
   Authority (Pacific Gas & Electric Co.
   Project) Series 1996 C DN  (Bank of
   America LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................        8,200    8,200,000
Los Angeles County Housing Authority
   Malibu Meadows Project
   Series A DN (LOC- Sumitomo Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .......................        4,100    4,100,000


                                                         PAR
                                                        (000)       VALUE
                                                       -------   -----------
CALIFORNIA--(CONTINUED)
Los Angeles County
   Series 1996 A TRAN
   (Credit Suisse LOC) [SP-1+,
   MIG-1](DOUBLE DAGGER)
   4.500% 06/30/97 ..............................      $10,315   $10,371,569
Oakland (LOC- Natwest PLC) DN(DAGGER)
   3.750% 09/07/96 ..............................       11,600    11,600,000
San Bernardino County
   TRAN / (Landesbank Hessen-
   Thuringen LOC) [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        5,000     5,024,890
Southeast Resource Recovery Facility
   Authority Lease RB DN [A-1, VMIG-1](DAGGER)
   3.550% 09/07/96 ..............................        7,500     7,500,000
State of California 1996-97 RAN
   [SP-1+, MIG-1]
   4.500% 06/30/97 ..............................        7,000     7,029,519
State of California RAN Series C-5 /
   (Bank of America LOC) [A-1+, MIG]
   3.850% 09/07/96 ..............................        1,000     1,000,000
Washington Township Hospital District
   Alemeda County DN / (Ind. Bank of
   Japan LOC)(DAGGER)
   3.450% 09/07/96 ..............................        5,300     5,300,000
                                                                 -----------
                                                                  62,125,978
                                                                 -----------
COLORADO--1.8%
Colorado State General Fund Revenue
   Series 1996 A TRAN [SP-1+, MIG-1]
   4.500% 06/27/97 ..............................        5,000     5,025,623
Moffat County DN [A-1+, P-1](DAGGER)
   3.550% 09/07/96 ..............................        2,400     2,400,000
                                                                 -----------
                                                                   7,425,623
                                                                 -----------
CONNECTICUT--0.7%
Connecticut State of Special Assessment
   Unemployment Compensation
   Advance Fund Revenue (Connecticut
   Unemployment Project)
   Series 1993 C MB (FGIC Insurance)
   [A-1+, VMIG-1](DOUBLE DAGGER)
   3.900% 07/01/97 ..............................        3,000     3,000,000
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities Refunding
   (Delmarva Power & Light Project)
   Series 1993 C (Delmarva Power &
   Light Corporate Obligation)
   RB DN [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       $ 3,000   $ 3,000,000
                                                             -----------
FLORIDA--1.4%
Florida Housing Finance Agency
   DN / (Wells Fargo Bank LOC) [A-1](DAGGER)
   3.850% 09/30/96 .........................         3,000     3,000,000
Indian River County Hospital District
   Sunhealth Network MB / (Kredietbank
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.700% 10/08/96 .........................         3,000     3,000,000
                                                             -----------
                                                               6,000,000
                                                             -----------
GEORGIA--3.6%
Atlanta Urban Residential Finance
   Authority RB DN (Residential
   Construction -- Summerhill Project) /
   (First Union National Bank of North
   Carolina LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
Brunswick and Glynn Development
   Authority Sewage Facility RB DN for
   Georgia-Pacific Corp. Project
   (LOC-Commerce Bank)
   Series 1996 [Aa2](DAGGER)
   3.650% 09/07/96 .........................         3,000     3,000,000
Carrollton Payroll Development
   Authority Certificates RAN [Aa3]
   3.650% 09/07/96 .........................         6,000     6,000,000
Forsyth County IDA RB for American
   Boa, Inc. Project (LOC- Dresdner
   Bank A.G.) DN(DAGGER)
   3.550% 09/07/96 .........................         3,000     3,000,000
                                                             -----------
                                                              15,000,000
                                                             -----------


                                                    PAR
                                                   (000)      VALUE
                                                  -------  ------------
ILLINOIS--8.8%
Chicago O'Hare International Airport DN
   (American Airlines) Series C / (LOC-
   Royal Bank of Canada) [VMIG-1](DAGGER)
   3.750% 09/01/96 .......................       $ 1,200   $ 1,200,000
Health Facility Authority DN (Central
   Health Care and Northwest
   Community Hospital) / (Sumitomo
   Bank LOC) [VMIG-1](DAGGER)
   3.450% 09/07/96 .......................         1,545     1,545,000
Illinois Development Finance Authority
   CHS Acquisition Corp. Project DN /
   (ABM-AMRO Bank N.V. LOC) [A-1+](DAGGER)
   3.850% 09/07/96 .......................         5,035     5,035,000
Illinois Development Finance Authority
   RB DN (Chicago Symphony
   Orchestra Project) / (Northern Trust
   LOC) [A-1, VMIG-1](DAGGER)
   3.500% 09/07/96 .......................         8,400     8,400,000
Illinois Health Facility Authority Carle
   Foundation Project DN / (Northern
   Trust LOC) [VMIG-1](DAGGER)
   3.550% 09/07/96 .......................         2,600     2,600,000
Illinois Housing Development Authority
   Multifamily Housing Bonds DN /
   (Landesbank Hessen-Thuringen LOC)
   [A-1+](DAGGER)
   3.500% 09/07/96 .......................         1,000     1,000,000
Illinois Housing Development Authority
   Series C-2  DN / (Society General LOC)
   [VMIG-1](DAGGER)
   3.450% 09/03/96 .......................         2,200     2,200,000
Illinois Student Loan Authority
   Community Student Loan RB DN /
   (Bank of America LOC) [VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         7,800     7,800,000
O'Hare International Airport Special
   Facility RB DN / (Society General
   LOC) [Aa2, VMIG-1](DAGGER)
   3.600% 09/07/96 .......................         5,800     5,800,000
Southwestern Development Authority
   (Shell Oil Co. Wood River Project)
   Series 1995 MB [Aa2,
   VMIG-1](DOUBLE DAGGER)
   3.950% 09/01/96 .......................         1,375     1,375,000
                                                           -----------
                                                            36,955,000
                                                           -----------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                   PAR
                                                  (000)       VALUE
                                                 -------    ----------
INDIANA--9.5%
Bremen IDA RB Series 1996 A
   Universal Bearings, Inc. Project
   Private Placement DN / (Society
   National Bank of Cleveland
   LOC)(DAGGER)
   3.800% 09/07/96 ........................      $ 5,000   $5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center I
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        2,900    2,900,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center II,
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+](DAGGER)
   3.800% 09/07/96 ........................        5,000    5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center III
   Project) / (LOC-Society National Bank of
   Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        4,500    4,500,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center IV
   Project) / (LOC-Society National
   Bank of Cleveland) [A-1+, AA-](DAGGER)
   3.800% 09/07/96 ........................        2,600    2,600,000
Indiana Health Facility Authority
   Daughters of Charity for St. Mary's
   Medical DN [AA, Aa](DAGGER)
   4.000% 11/01/96 ........................          840      840,497
La Porte County Economic Development
   RB DN (Pedcor Investments --
   Woodland Crossing) / (Federal Home
   Loan Bank LOC) [VMIG-1, Aaa](DAGGER)
   3.600% 09/07/96 ........................        2,000    2,000,000
Orleans Economic Development RB for
   Almana Limited Liability Co. Project
   Series 1995 (LOC-National Bank of
   Detroit) DN(DAGGER)
   3.650% 09/07/96 ........................        5,400    5,400,000
Portage, City of Economic Development
   RB DN (Breckenridge Apartments
   Project) / (Comerica Bank Detroit LOC)
   [A-1](DAGGER)
   3.650% 09/07/96 ........................        4,650    4,650,000


                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
INDIANA--(CONTINUED)
South Bend Redevelopment Authority
   (College Football Hall of Fame
   Project) Series DN (Fuji Bank LOC)
   [VMIG-1](DAGGER)
   4.000% 09/07/96 ......................       $ 4,100   $ 4,100,000
Tippencanoe DN / (Bank of
   New York LOC) [Aa3, VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         3,000     3,000,000
                                                          -----------
                                                           39,990,497
                                                          -----------
IOWA--1.9%
Iowa Finance Authority
   IDA RB DN (Sauer-Sundstrand Co.
   Project) / (Bayerische LB Girozentrale
   LOC) [P-1](DAGGER)
   3.600% 09/07/96 ......................         4,000     4,000,000
Iowa Finance Authority Tax-Exempt
   Adjustable Mode IDA RB DN (Dixie
   Bedding Co. Project) Series 1995 /
   (Wachovia LOC) [Aa2](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
Osceola IDA RB (Babson Brothers Co.
   Projects) Series 1986 DN / (Bank of
   New York LOC) [VMIG-1](DAGGER)
   3.700% 09/07/96 ......................         1,100     1,100,000
                                                          -----------
                                                            8,100,000
                                                          -----------
KANSAS--2.8%
Burlington PCR RB MB (Kansas City
   Power & Light  Company) /
   (Deutsche  Bank LOC)
   [A-1+, P-1](DOUBLE DAGGER)
   3.650% 10/10/96 ......................         2,000     2,000,000
Butler County Solid Waste Disposal
   Facilities RB DN [VMIG-1, A1](DAGGER)
   4.000% 09/07/96 ......................         2,000     2,000,000
Lawrence County Project IDA RB
   Series A RAM Co. Project /
   (Wachovia LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/05/96 ......................         2,125     2,125,000
Shawnee IDA RB Thrall Enterprises, Inc.
   Project DN (LOC-ABM-AMRO
   Bank N.V.)[A-1+](DAGGER)
   3.900% 09/07/96 ......................         5,700     5,700,000
                                                          -----------
                                                           11,825,000
                                                          -----------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996


                                                      PAR
                                                     (000)       VALUE
                                                    -------   -----------
KENTUCKY--5.5%
Clark County PCR RB MB
   (East Kentucky Power Cooperative,
   Inc.) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.400% 10/15/96 ..........................       $ 2,000   $ 2,000,000
Hopkinsville IDA RB Douglas Autotech
   Corp. Project Series 1995 DN /
   (Ind. Bank of Japan LOC) [A, A-1](DAGGER)
   4.150% 09/07/96 ..........................         7,700     7,700,000
Hopkinsville RB (American Precision
   Machinery) Series 1990 DN /
   (Mitsubishi Bank LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 ..........................         3,600     3,600,000
Maysville, City of Solid Waste Disposal
   Facilities RB MB [A-1, P-1](DOUBLE DAGGER)
   3.700% 09/12/96 ..........................        10,000    10,000,000
                                                              -----------
                                                               23,300,000
                                                              -----------
LOUISIANA--3.4%
Ascension Parish RB DN BASF
   Corp. [P-1, Aa3](DAGGER)
   3.550% 09/07/96 ..........................         2,800     2,800,000
East Baton Rouge Mortgage Finance
   Authority MB Single Family
   Mortgage Purchase Bonds /
   (FNMA LOC) [VMIG-1](DOUBLE DAGGER)
   3.400% 10/03/96 ..........................         2,910     2,910,000
East Baton Rouge Parish Pacific Corp.
   Project DN / (Ind. Bank of
   Japan LOC) [Aaa, VMIG-1](DAGGER)
   3.850% 09/07/96 ..........................         6,500     6,500,000
Saint Charles PCR Series 1991 Shell
   Oil Co. DN [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 ..........................         1,900     1,900,000
                                                              -----------
                                                               14,110,000
                                                              -----------
MARYLAND--3.2%
Howard County Bluffs at Clary's
   Forest Apartment Facility
   Series 1995 DN /
   (FNB Maryland LOC) [A-1](DAGGER)
   3.900% 09/07/96 ..........................         5,800     5,800,000


                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
MARYLAND--(CONTINUED)
Maryland State Community
   Development Adminstration
   Department Single Family Housing
   Bonds Project -- 2nd Series MB
   [VMIG-1](DOUBLE DAGGER)
   3.550% 10/01/96 ........................       $ 7,835   $ 7,835,000
                                                            -----------
                                                             13,635,000
                                                            -----------
MICHIGAN--0.6%
Michigan State Hospital Finance
   Authority Daughters of Charity MB
   [AA, Aa](DOUBLE DAGGER)
   4.000% 11/01/96 ........................           875       875,518
Michigan State Strategic Fund Limited
   Obligation RB DN / (Comerica Bank
   Detroit LOC) [A-1, P-1](DAGGER)
   3.650% 09/07/96 ........................           800       800,000
Northville IDA (Thrifty Northville Project)
   Series 1984 DN / (LOC-FNB Chicago)
   [P-1](DAGGER)
   3.525% 09/07/96 ........................         1,000     1,000,000
                                                            -----------
                                                              2,675,518
                                                            -----------
MISSOURI--3.3%
City of Berkeley IDA RB Exempt Facility
   DN (St. Louis Air Cargo Services, Inc.
   Project) / (LOC-Sumitomo Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         5,200     5,200,000
City of Kansas IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN / (Bank of New York
   LOC) [A-1](DAGGER)
   3.650% 09/07/96 ........................         1,100     1,100,000
Kansas City IDA Demand Exempt Facility
   RB (K.C. Air Cargo Services, Inc.
   Project) DN / (LOC-Mellon Bank)
   [A-1](DAGGER)
   3.750% 09/07/96 ........................         7,600     7,600,000
                                                            -----------
                                                             13,900,000
                                                            -----------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)       VALUE
                                                  -------   -----------
NEBRASKA--0.9%
Lancaster Sun-Husker Foods, Inc.
   Project DN / (Bank of Tokyo LOC)
   [A-1+](DAGGER)
   4.150% 09/07/96 .........................      $ 3,800   $ 3,800,000
                                                            -----------
NEVADA--0.9%
Clark County Airport System Subordinate
   Lien RB DN Series 1995 A-2 / (Toronto
   Dominion LOC) [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 .........................        1,680     1,680,000
Clark County IDA RB DN / (Swiss Bank
   LOC) [A-1+, VMIG-1](DAGGER)
   3.950% 09/01/96 .........................        2,300     2,300,000
                                                            -----------
                                                              3,980,000
                                                            -----------
NEW HAMPSHIRE--4.8%
Health and Higher Education Facility
   Authority Veteran Hospital Assoc.
   DN Series 1985 E / (AMBAC
   Insurance) [A-1+](DAGGER)
   3.400% 09/07/96 .........................          200       200,000
New Hampshire Higher Education &
   Health Facility DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................          600       600,000
New Hampshire State Housing Finance
   Authority Multifamily RB Countryside
   Project DN / (General Electric Capital
   Corp. LOC) [VMIG-1](DAGGER)
   3.650% 09/07/96 .........................       14,700    14,700,000
New Hampshire State Housing Finance
   Authority Single Family Housing
   Bond MB / (FGIC Insurance)
   [VMIG-1](DOUBLE DAGGER)
   3.650% 01/15/97 .........................        4,500     4,500,000
                                                            -----------
                                                             20,000,000
                                                            -----------
NORTH CAROLINA--0.1%
Mecklenburg County Industrial Facility
   and Pollution Control Financing
   Authority (Edgcomb Metals Co.
   Project) Series 1984 DN / (Banque
   Nationale de Paris LOC)(DAGGER)
   3.500% 09/07/96 .........................          300       300,000
                                                            -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
NORTH DAKOTA--0.8%
North Dakota Housing Finance Agency
   Housing Finance Program Bonds
   Home Mortgage Finance Program
   DN / (FGIC Insurance) [VMIG-1](DAGGER)
   3.850% 04/03/97 ........................       $ 3,500   $ 3,500,000
                                                            -----------
OKLAHOMA--0.5%
Oklahoma Development Finance
   Authority Shawnee Funding Limited
   DN / (Bank of Nova Scotia LOC)(DAGGER)
   3.650% 09/07/96 ........................         2,000     2,000,000
                                                            -----------
PUERTO RICO--0.1%
Puerto Rico Industrial Medical Health
   Education and Environmental PCR
   (Anna G. Mendez Project) DN /
   (LOC-Bank of Tokyo) [A-1](DAGGER)
   3.550% 09/07/96 ........................           600       600,000
                                                            -----------
RHODE ISLAND--0.5%
Rhode Island Housing & Mortgage
   Finance Corp. Convertible Home
   Ownership Opportunity Bonds
   Series 19 D MB / (Society General
   LOC) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.550% 01/30/97 ........................         2,000     2,000,000
                                                            -----------
SOUTH CAROLINA--3.7%
Anderson County IDA RB for Culp, Inc.
   Project DN / (Wachovia LOC)(DAGGER)
   3.600% 09/07/96 ........................         6,580     6,580,000
Marlboro County Solid Waste Disposal
   Facilities RB DN (Willamette Industries,
   Inc. Project) Series 1995 (LOC-
   Deutsche Bank A.G.) [A-1](DAGGER)
   4.050% 09/07/96 ........................         9,000     9,000,000
                                                            -----------
                                                             15,580,000
                                                            -----------
TENNESSEE--2.5%
Memphis General Improvement DN /
   (LOC-West Deutsche Landesbank)
   [A-1+, VMIG-1](DAGGER)
   3.600% 09/07/96 ........................         1,000     1,000,000

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                  PAR
                                                 (000)       VALUE
                                                -------   -----------
TENNESSEE--(CONTINUED)
Metropolitan Nashville Airport Authority,
   Airport Improvement Series 1993 RB
   DN / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/04/96 ......................       $ 1,100   $ 1,100,000
Montgomery County Public Building
   Authority County Loan Pool G.O. DN /
   (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 ......................         2,400     2,400,000
Oak Ridge Municipal Solid Waste
   Disposal Facility Bonds
   Series 1996 M4 Environmental
   Project DN / (Sunbank LOC)(DAGGER)
   3.650% 09/07/96 ......................         6,000     6,000,000
                                                          -----------
                                                           10,500,000
                                                          -----------
TEXAS--6.9%
Angelina and Neches River Authority
   Solid Waste Disposal RB MB
   [A-1, P-1](DOUBLE DAGGER)
   3.800% 10/11/96 ......................         5,300     5,300,000
Brazos River Harbor Navigation
   (Dow Chemical Co. Project)
   Series 1988 DN [P-1](DAGGER)
   3.700% 10/11/96 ......................         2,000     2,000,000
Harris County Health Facilities
   Development Corp. Hospital
   RB DN [A-1+](DAGGER)
   3.750% 09/01/96 ......................         7,200     7,200,000
San Antonio Housing Finance Corp.
   (Wellington Place Apartments)
   (LOC-Banc One) Series 1995
   A DN [A-1+, AA](DAGGER)
   3.600% 09/07/96 ......................         3,000     3,000,000
State of Texas TAN [SP-1+, MIG]
   4.750% 08/29/97 ......................         7,000     7,053,017
Texas State Veterans Housing
   Authority MB(DOUBLE DAGGER)
   3.900% 11/06/96 ......................         4,000     4,000,000
Travis County Housing Finance
   Authority MB(DOUBLE DAGGER)
   4.000% 11/01/96 ......................           430       430,255
                                                          -----------
                                                           28,983,272
                                                          -----------


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
UTAH--2.0%
Intermountain Power Agency Power
   Supply Refunding Series 1985 E (Spa-
   Bank of America) RB MB / (Morgan
   Guaranty LOC) [A-1, VMIG-1](DOUBLE DAGGER)
   3.930% 06/16/97 ..........................      $ 2,000   $2,000,000
Salt Lake Airport RB DN (LOC-Credit
   Suisse) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................        2,300    2,300,000
Utah State Board of Regents Student
   Loan Revenue Series C RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................        3,400    3,400,000
Utah State Board of Regents Student
   Loan Revenue Series L RB DN /
   (Dresdner Bank LOC) [A-1+, VMIG-1](DAGGER)
   3.550% 09/07/96 ..........................          900      900,000
                                                             ----------
                                                              8,600,000
                                                             ----------
VERMONT--0.2%
Vermont Educational & Health Buildings
   Agency Hospital RB (AMBAC Insurance)
   DN [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 ..........................          855      855,000
                                                             ----------
VIRGINIA--5.7%
Alexandria IDA Adjustable Tender
   Resource Recovery (Alexandria/
   Arlington Waste-to-Energy Facility)
   Series 1986 A DN / (Swiss Bank LOC)
   [VMIG-1, A-1+](DAGGER)
   3.900% 09/01/96 ..........................          200      200,000
Alexandria Redevelopment & Housing
   Authority Multi-Family Housing
   Series A DN [A-1](DAGGER)
   3.550% 09/07/96 ..........................        3,100    3,100,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 B DN / (AMBAC
   Insurance ) [A-1+, VMIG-1](DAGGER)
   3.300% 09/07/96 ..........................        1,700    1,700,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN / (AMBAC
   Insurance) [VMIG-1, A-1+](DAGGER)
   3.450% 09/07/96 ..........................        2,500    2,500,000

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1996

                                                    PAR
                                                   (000)      VALUE
                                                  -------  -----------
VIRGINIA--(CONTINUED)
Culpeper Town IDA Residential Care
   Facility RB DN / (NCNB LOC) [A-1](DAGGER)
   3.550% 09/07/96 .........................      $  500   $ 500,000
Fairfax County IDA DN Series 1988 C /
   (LOC-Credit Suisse) [A-1+](DAGGER)
   3.650% 09/07/96 .........................         200     200,000
King George County IDA (Birchwood
   Power Partners, L.P. Project)
   Series 1995 DN / (Credit Suisse LOC)
   [A-1+](DAGGER)
   4.000% 09/07/96 .........................       1,300   1,300,000
Louisa County IDA Pooled Financing
   Series 1995 DN (LOC-Nations Bank)
   [A-1](DAGGER)
   3.500% 09/07/96 .........................       2,500   2,500,000
Lynchburg Hospital RB Federal Housing
   Authority Mid-Atlantic
   Series 1985 E DN / (AMBAC Insurance)
   [A-1](DAGGER)
   3.350% 09/07/96 .........................         800     800,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 C DN /
   (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.350% 09/07/96 .........................         500     500,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 G DN
   (AMBAC Insurance) [VMIG-1](DAGGER)
   3.350% 09/07/96 .........................       7,900   7,900,000
Peninsula Port Authority Port Facility
   (Shell Coal and Terminal Co.)
   Series 1987 DN (AMBAC Insurance)
   [Aaa, A-1+](DAGGER)
   3.800% 09/01/96 .........................       1,000   1,000,000
Peninsula Port Authority Dominion
   Terminal Series 1987 D MB / (Barclays
   Bank LOC) [A1+, P-1](DOUBLE DAGGER)
   3.850% 09/01/96 .........................         800     800,000


                                                     PAR
                                                    (000)       VALUE
                                                   -------   -----------
VIRGINIA--(CONTINUED)
Peninsula Port IDA RB (Allied Signal, Inc.
Project) Series 1993 (Allied Signal
Corp. Obligation) DN [A-1](DAGGER)
3.650% 09/07/96 ............................       $ 1,000   $ 1,000,000
                                                             -----------
                                                              24,000,000
                                                             -----------
WASHINGTON--1.2%
Port of Seattle IDA DN (Alaska Airlines
   Project) / (Bank of NY LOC) [A-1](DAGGER)
   3.600% 09/07/96 .........................         4,580     4,580,000
Washington State Adjustable Rate G.O.
   Bonds DN / (Landesbank Hessen LOC)
   [A-1+, VMIG-1](DAGGER)
   3.500% 09/07/96 .........................           400       400,000
                                                             -----------
                                                               4,980,000
                                                             -----------
WEST VIRGINIA--2.5%
Grant County Municipal Solid Waste
   MB [VMIG-1](DOUBLE DAGGER)
   3.850% 09/10/96 .........................         5,000     5,000,000
Marshall County IDA US/Canada Project
   DN / (Harris Trust & Savings Bank
   LOC) [A-1+, AA-](DAGGER)
   3.650% 09/07/96 .........................         3,500     3,500,000
West Virginia Hospital Finance Authority
   Hospital RB DN (VHA Mid-Atlantic
   States, Inc. Capital Asset)
   (AMBAC Insurance) [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           600     1,200,000
West Virginia Hospital Finance Authority
   Hospital RB DN (Mid-Atlantic
   Capital Finance Project) Series 1985
   C DN (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 09/07/96 .........................           700       700,000
                                                             -----------
                                                              10,400,000
                                                             -----------
WISCONSIN--1.1%
Carlton DN Wisconsin Power &
   Light Project [P-1](DAGGER)
   3.600% 09/07/96 .........................         4,800     4,800,000
                                                             -----------

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996


                                                    VALUE
                                                ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $420,156,916*)                         $420,156,916

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2%                              731,430
                                                ------------
NET ASSETS (Applicable to
   202,009,609 Bedford shares
   129,398,582 Bradford shares
   115,765 Cash Preservation shares
   89,426,172 Janney Montgomery
   Scott shares, 5,143 RBB shares
   and 800 other shares)--100.0%                $420,888,346
                                                ============
NET ASSET VALUE, offering and
   redemption price per share
   ($420,888,346 (DIVIDE) 420,956,071)                 $1.00
                                                       =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1996 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER)  Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1996. These ratings have not been audited by the Independent Accountants, and, therefore, are not covered by the report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN.................................Bond Anticipation Note
DN.............................................Demand Note
GO.....................................General Obligations
LOC.......................................Letter of Credit
IDA.......................Industrial Development Authority
MB..........................................Municipal Bond
PCR..............................Pollution Control Revenue
RAN..............................Revenue Anticipation Note
RAW..........................Revenue Anticipation Warrants
RB............................................Revenue Bond
TAN..................................Tax Anticipation Note
TECP...........................Tax Exempt Commercial Paper
TRAN.....................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

Investment Income
   Interest ...................................................    $15,900,230
                                                                   -----------

Expenses
   Investment advisory fees ...................................      1,409,660
   Administration fees ........................................        428,209
   Distribution fees ..........................................      2,427,986
   Directors' fees ............................................          7,715
   Custodian fees .............................................         88,191
   Transfer agent fees ........................................        291,739
   Legal fees .................................................         17,721
   Audit fees .................................................         12,514
   Registration fees ..........................................        192,999
   Insurance expense ..........................................          9,056
   Printing fees ..............................................         72,100
   Miscellaneous ..............................................            387
                                                                   -----------
                                                                     4,958,277

   Less fees waived ...........................................     (1,236,642)
   Less expense reimbursement by advisor ......................        (17,576)
                                                                   -----------
        Total expenses ........................................      3,704,059
                                                                   -----------
   Net investment income ......................................     12,196,171
                                                                   -----------
   Realized loss on investments ...............................           (674)
                                                                   -----------
   Net increase in net assets resulting from operations .......    $12,195,497
                                                                   ===========

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE            FOR THE
                                                                          YEAR ENDED         YEAR ENDED
                                                                        AUGUST 31, 1996    AUGUST 31, 1995
                                                                        ---------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ............................................     $ 12,196,171       $  9,691,756
  Net gain (loss) on investments ...................................             (674)             7,009
                                                                         ------------       ------------
  Net increase in net assets resulting from operations .............       12,195,497          9,698,765
                                                                         ------------       ------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  Bedford shares ...................................................       (5,960,711)        (5,717,451)
  Bradford Shares ..................................................       (3,611,114)        (3,266,535)
  Cash Preservation shares .........................................           (3,746)            (5,648)
  Janney Montgomery Scott shares ...................................       (2,620,457)          (701,975)
  RBB shares .......................................................             (143)              (147)
                                                                         ------------       ------------
    Total distributions to shareholders ............................      (12,196,171)        (9,691,756)
                                                                         ------------       ------------
Net capital share transactions .....................................       (1,864,843)       140,043,103
                                                                         ------------       ------------
Total increase (decrease) in net assets ............................       (1,865,517)       140,050,112

Net Assets:
  Beginning of year ................................................      422,753,863        282,703,751
                                                                         ------------       ------------
  End of year ......................................................     $420,888,346       $422,753,863
                                                                         ============       ============

                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                     FOR THE PERIOD
                                                FOR THE           FOR THE          FOR THE            FOR THE       JANUARY 10, 1992
                                                 YEAR              YEAR             YEAR               YEAR         (COMMENCEMENT OF
                                                 ENDED             ENDED            ENDED              ENDED         OPERATIONS) TO
                                             AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                             ---------------   --------------    ---------------   ---------------  ----------------

   Net asset value, beginning of period ....    $    1.00         $    1.00         $    1.00         $   1.00          $    1.00
                                                ---------         ---------         ---------         --------          ---------
   Income from investment operations:
      Net investment income ................       0.0288            0.0297            0.0195           0.0195             0.0154
                                                ---------         ---------         ---------         --------          ---------
        Total from investment operations ...       0.0288            0.0297            0.0195           0.0195             0.0154
                                                ---------         ---------         ---------         --------          ---------
   Less distributions
      Dividends (from net investment income)      (0.0288)          (0.0297)          (0.0195)         (0.0195)           (0.0154)
                                                ---------         ---------         ---------         --------          ---------
        Total distributions ................      (0.0288)          (0.0297)          (0.0195)         (0.0195)           (0.0154)
                                                ---------         ---------         ---------         --------          ---------
   Net asset value, end of period ..........    $    1.00         $    1.00         $    1.00         $   1.00          $    1.00
                                                =========         =========         =========         ========          =========
   Total Return ............................        2.92%             3.01%             1.97%            1.96%            2.42%(b)
   Ratios /Supplemental Data
      Net assets, end of period (000) ......    $ 129,399         $ 110,936         $ 100,089         $ 76,975          $  69,586
      Ratios of expenses to average
       net assets ..........................       .84%(a)           .82%(a)           .77%(a)          .77%(a)         .77%(a)(b)
      Ratios of net investment income
       to average net assets ...............        2.88%             2.97%             1.95%            1.95%            2.40%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.

(b)  Annualized.

(c) Financial Highlights relate soley to the Bradford Class of Shares within the portfolio.



                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, and the Bradford Family. The Bradford Municipal Money Market Shares represent an interest in the Municipal Money Market Portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have the portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Institutional Management Corp. ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Municipal Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

                .35% of first $250 million of net assets;
                .30% of next $250 million of net assets;
                .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within this portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the investment portfolio were as follows:

           GROSS                                             NET
         ADVISORY                                         ADVISORY
            FEE                   WAIVER                     FEE
        ----------            ------------                --------
        $1,409,660            $ (1,218,973)               $190,687

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1996, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                        GROSS                                            NET
                                                   TRANSFER AGENCY                                 TRANSFER AGENCY
                                                         FEE                    WAIVER                   FEE
                                                   ---------------          --------------         ---------------
        Bedford Class                                 $ 104,373                $      --              $ 104,373
        Bradford Class                                   59,772                       --                 59,772
        Cash Preservation Class                           8,783                   (8,303)                   480
        Janney Montgomery Scott Class                   109,422                       --                109,422
        RBB Class                                         9,389                   (9,366)                    23
                                                      ---------                ---------              ---------
          Total                                       $ 291,739                $ (17,669)             $ 274,070
                                                      =========                =========              =========

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended August 31, 1996, administration fee for the portfolio was as $428,209.

     The Fund, on behalf of each class of shares within this portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1996, distribution fees for each class were as follows:

                                                    DISTRIBUTION
                                                         FEE
                                                    --------------
          Bedford Class                               $ 1,139,416
          Bradford Class                                  723,264
          Cash Preservation Class                             531
          Janney Montgomery Scott Class                   564,754
          RBB Class                                            21
                                                      -----------
             Total                                    $ 2,427,986
                                                      ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1996, there were no service organization fees for the Municipal Money Market Portfolio.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                                                  MUNICIPAL MONEY MARKET PORTFOLIO
                                                            ------------------------------------------
                                                               FOR THE                     FOR THE
                                                              YEAR ENDED                 YEAR ENDED
                                                            AUGUST 31, 1996            AUGUST 31, 1995
                                                           ----------------            ---------------
                                                                 VALUE                      VALUE
                                                            --------------             --------------
     Shares sold:
       Bedford Class                                        $1,022,457,772             $1,104,088,188
       Bradford Class                                          479,401,891                474,166,249
       Cash Preservation Class                                     171,907                    175,548
       Janney Montgomery Scott Class                           408,374,271                208,067,881
       RBB Class                                                    69,480                      5,004

     Shares issued in reinvestment of dividends:
       Bedford Class                                             5,847,767                  5,576,408
       Bradford Class                                            3,506,714                  3,126,860
       Cash Preservation Class                                       3,515                      5,478
       Janney Montgomery Scott Class                             2,602,869                    662,565
       RBB Class                                                       143                        146

     Shares repurchased:
       Bedford Class                                        (1,024,790,222)            (1,093,651,142)
       Bradford Class                                         (464,445,579)              (466,448,018)
       Cash Preservation Class                                    (220,929)                  (220,601)
       Janney Montgomery Scott Class                          (434,775,023)               (95,506,391)
       RBB Class                                                   (69,419)                    (5,072)
                                                            --------------             --------------
     Net increase (decrease)                                $   (1,864,843)            $  140,043,103
                                                            ==============             ==============
     Bradford Shares authorized                                500,000,000                500,000,000
                                                            ==============             ==============

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

                                                      MUNICIPAL
                                                    MONEY MARKET
                                                      PORTFOLIO
                                                    -------------
          Capital paid-in
             Bedford Class                          $ 202,009,609
             Bradford Class                           129,398,582
             Cash Preservation Class                      115,765
             Janney Montgomery Scott Class             89,426,172
             RBB Class                                      5,143
             Other Classes                                    800

          Accumulated net realized gain (loss)
             on investments
             Bedford Class                                (69,803)
             Bradford Class                                   339
             Cash Preservation Class                            5
             Janney Montgomery Scott Class                  1,734
             RBB Class                                         --
                                                    -------------
                                                    $ 420,888,346
                                                    =============

NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, $67,725 capital loss carryovers were available to offset future realized gains of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002 and $674 expires in 2004.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bedford, Cash Preservation, Janney Montgomery Scott and RBB. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY

                                                                        MUNICIPAL MONEY MARKET PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                                FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                                 YEAR              YEAR              YEAR              YEAR              YEAR
                                                 ENDED             ENDED             ENDED             ENDED             ENDED
                                             AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994   AUGUST 31, 1993   AUGUST 31, 1992
                                             ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year.........     $    1.00         $    1.00         $    1.00         $    1.00         $    1.00
                                                ---------         ---------         ---------         ---------         ---------
Income from investment operations:
  Net investment income....................        0.0288            0.0297            0.0195            0.0195            0.0287
  Net gain on securities (both realized
   and unrealized) ........................            --                --                --                --                --
                                                ---------         ---------         ---------         ---------         ---------
     Total from investment operations              0.0288            0.0297            0.0195            0.0195            0.0287
                                                ---------         ---------         ---------         ---------         ---------

Less distributions:
  Dividends (from net investment income)...       (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
  Distributions (from capital gains).......            --                --                --                --                --
                                                ---------         ---------         ---------         ---------         ---------
     Total distributions...................       (0.0288)          (0.0297)          (0.0195)          (0.0195)          (0.0287)
                                                ---------         ---------         ---------         ---------         ---------
Net asset value, end of year...............     $    1.00         $    1.00         $    1.00         $    1.00         $    1.00
                                                =========         =========         =========         =========         =========
Total Return...............................         2.92%           3.01%(b)            1.97%             1.96%             2.90%
Ratios /Supplemental Data
  Net assets, end of year (000)............     $ 201,940         $ 198,425         $ 182,480         $ 215,577         $ 176,950
  Ratios of expenses to average net assets.        .84%(a)           .82%(a)           .77%(a)           .77%(a)           .77%(a)
  Ratios of net investment income to
    average net assets ....................         2.88%             2.97%             1.95%             1.95%             2.87%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses average net assets for the Municipal Money Market Portfolio have been 1.12%, 1.14%, 1.12%, 1.16% and 1.15% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                                 MUNICIPAL MONEY
                                                                                MARKET PORTFOLIO
                                                                        ---------------------------------
                                                                                          FOR THE PERIOD
                                                                                           JUNE 12, 1995
                                                                            FOR THE      (COMMENCEMENT OF
                                                                          YEAR ENDED      OPERATIONS) TO
                                                                        AUGUST 31, 1996   AUGUST 31, 1995
                                                                        ---------------  ----------------

     Net asset value, beginning of period ...........................      $    1.00       $      1.00
                                                                           ---------       -----------

     Income from investment operations:
       Net investment income ........................................         0.0278            0.0063
                                                                           ---------       -----------
       Total from investment operations .............................         0.0278            0.0063
                                                                           ---------       -----------

     Less distributions
       Dividends (from net investment income) .......................        (0.0278)          (0.0063)
                                                                           ---------       -----------
       Total distributions ..........................................        (0.0278)          (0.0063)
                                                                           ---------       -----------

     Net asset value, end of period .................................      $    1.00       $      1.00
                                                                           =========       ===========

     Total Return ...................................................          2.81%           2.87%(b)

     Ratios /Supplemental Data
       Net assets, end of period (000) ..............................      $  89,428       $   113,226
       Ratios of expenses to average net assets .....................        0.94%(a)       1.00%(a)(b)
       Ratios of net investment income to average net assets ........          2.78%           2.83%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses to average net assets for the Municipal Money Market Portfolio would have been 1.23% for the year ended August 31, 1996 and 1.30% annualized for the period ended August 31, 1995.

(b)  Annualized.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.




--------------------------------------------------
                     CONTENTS


                                              PAGE
Introduction ...............................     2
Financial Highlights .......................     3
Investment Objective and Policies ..........     4
Purchase and Redemption of Shares ..........     8
Management .................................    12
Distribution of Shares .....................    13
Dividends and Distributions ................    14
Taxes ......................................    14
Description of Shares ......................    15
Other Information ..........................    16



                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                                 TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware

                                     COUNSEL
                        Ballard Spahr Andrews & Ingersoll
                           Philadelphia, Pennsylvania

                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                    BRADFORD

                             GOVERNMENT OBLIGATIONS

                             MONEY MARKET PORTFOLIO

                                       OF
                               THE RBB FUND, INC.



     The investment objective of the Government Obligations Money Market Portfolio is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Government Obligations Money Market Portfolio (the "Portfolio") seeks to achieve such objective by investing in short-term U.S. Treasury bills and notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The Bradford shares of the Government Obligations Money Market Portfolio are a class of shares (the "Class") of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. Shares of the Class ("Shares") are offered by this Prospectus and represent interests in such portfolio.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


     Counsellors Securities Inc. acts as distributor for the Fund, PNC Institutional Management Corporation serves as investment advisor for the Fund, PNC Bank, National Association serves as sub-adviser for the Government Obligations Money Market Portfolio and custodian for the Fund, PFPC Inc. serves as transfer and dividend disbursing agent for the Fund.

     This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.




--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------



PROSPECTUS                                                      December 3, 1996

INTRODUCTION
--------------------------------------------------------------------------------


     The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate nineteen separate investment portfolios. The Shares offered by this Prospectus represent interests in the Fund's Government Obligations Money Market Portfolio (the "Government Obligations Money Market Portfolio" or the "Portfolio").


     The investment objective of the Portfolio is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

     Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


     The  Portfolio's   investment  adviser  is  PNC  Institutional   Management
Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser and custodian for the Fund, and PFPC Inc. ("PFPC") serves as transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's shares.


     An investor may purchase and redeem Shares through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

     An investment in the Portfolio is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." The Portfolio, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

     For more detailed information of how to purchase or redeem Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."

FEE TABLE


ANNUAL FUND OPERATING EXPENSES (BRADFORD SHARES)
     AFTER EXPENSE REIMBURSEMENTS AND WAIVERS(2)

Management fees (after waivers)(1)                                   .30%
12b-1 fees (after waivers)(1)                                        .57
Other Expenses (after reimbursements)                                .105
                                                                    -----
Total Fund Operating Expenses (Bradford Shares) (after waivers
   and reimbursements)                                              .975%
                                                                    =====

(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) Before Expense Reimbursements and Waivers for the Government Obligations Money Market Prospectus, Management fees would be .42%; 12b-1 fees would be .57%; OtherExpenses would be .11% andTotalFund OperatingExpenses would be 1.10%.

EXAMPLE*

                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                              ------  -------  -------  --------
An investor would pay the following  expenses
on a $1,000  investment,  assuming
(1) 5% annual return and
(2) redemption at the end
    of each time period:                        $10     $31      $54      $120

* Other Classes of this Portfolio are sold with different fees and expenses.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Bradford Shares) After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in Shares will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management -- Investment Adviser and Sub-Advisor," and "Distribution of Shares" below.) The expense figures are based on actual costs and fees charged to the class. The Fee Table reflects a voluntary waiver of "Management fees" for the Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolio, such assumption will have the effect of lowering the Portfolio's overall expense ratio and increasing its yield to investors.


     From time to time the Class advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of the Class refers to the income generated by an investment in the Class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Class are not reflected in the yield of Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Class may differ from yields on shares of other classes of the Fund that also represent interests in the Portfolio depending on the allocation of expenses to each class of the Portfolio. See "Expenses."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The table below sets forth certain information concerning the investment results of the Bradford Class representing an interest in the Government Obligations Money Market Portfolio for the period indicated. The financial data included in this table for each of the periods ended August 31, 1992 through August 31, 1996 are a part of the Fund's financial statements for the Portfolio which have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose current report thereon appears in the Statement of Additional Information along with the financial statements. The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

BRADFORD CLASS

FINANCIAL HIGHLIGHTS (c)
     (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                                     FOR THE PERIOD
                                                                                                                    JANUARY 10, 1992
                                                  FOR THE          FOR THE          FOR THE          FOR THE         (COMMENCEMENT
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED     OF OPERATIONS) TO
                                               AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993   AUGUST 31, 1992
                                               ---------------  ---------------  ---------------  ---------------  -----------------

Net asset value, beginning of period ........     $   1.00         $   1.00         $   1.00          $   1.00         $   1.00
                                                  --------         --------         --------          --------         --------

Income from investment operations:
   Net investment income ....................       0.0458           0.0475           0.0270            0.0231           0.0208
   Net gains on securities (both realized
      and unrealized) .......................           --               --               --                --           0.0009
                                                  --------         --------         --------          --------         --------
         Total from investment operations ...       0.0458           0.0475           0.0270            0.0231           0.0217
                                                  --------         --------         --------          --------         --------

Less distributions
   Dividends (from investment income) .......      (0.0458)         (0.0475)         (0.0270)          (0.0231)         (0.0208)
   Distributions (from capital gains) .......           --               --               --                --          (0.0009)
                                                  --------         --------         --------          --------         --------
         Total Distributions ................      (0.0458)         (0.0475)         (0.0270)          (0.0231)         (0.0217)
                                                  --------         --------         --------          --------         --------

Net asset value, end of period ..............     $   1.00         $   1.00         $   1.00          $   1.00         $   1.00
                                                  ========         ========         ========          ========         ========

Total Return ................................        4.68%            4.86%            2.73%             2.33%          3.42%(b)

Ratios/Supplemental Data
   Net assets, end of period (000) ..........     $ 57,190         $ 46,509         $ 39,732          $ 50,523         $ 42,477
   Ratios of expenses to average net assets                         .975%(a)         .975%(a)          .975%(a)         .975%(a)
      .975%(a)(b)
   Ratios of net investment income to
      average net assets ....................       4.58%              4.75%            2.70%             2.31%         3.23%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets would have been 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1996, 1995, 1994, and 1993, respectively, and 1.15% annualized for the period ended August 31, 1992.


(b)  Annualized.

(c) Financial Highlights relate solely to the Bradford Class of shares within the portfolio.


INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------


     The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S.
Treasury; others, such as those of the Federal

National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

     Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares representing interests in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 calendar days if such securities provide for adjustments in their interest rates not less frequently than every 397 calendar days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks that the investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to the Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price plus accrued interest. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940 (the "Act").

     MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

     Mortgage-related securities may include asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For t his and other reasons, an asset backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less.

     One such type of mortgage-related security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S.
Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage Related Debt Securities" in the Statement of Additional Information.

     Each of the mortgage-related securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

     To compare the prepayment risk for various securities, various independent mortgage-related securities dealers publish average remaining life data using proprietary models. In making determinations concerning average remaining life of mortgage-related securities for the Portfolio, the investment adviser will rely on such data to evaluate the prepayment risk in a particular security except to the extent such data are deemed unreasonable by the investment adviser. The investment adviser might deem such data unreasonable if such data appeared to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage-related securities dealers.

     LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

     SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. A more detailed discussion of short sales is contained in the Statement of Additional Information.

     The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.

     The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved. The investment limitations summarized below may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Government Obligations Money Market Portfolio may not:

         1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

         2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

         3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

                               PURCHASE PROCEDURES

     GENERAL. Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Shares through an account maintained by the investor with his brokerage firm (an "Account") and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Shares.

     All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of the 4:00 p.m. Eastern Time on that Business Day but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.

     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker.

     Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

     A broker may offer investors maintaining Accounts the ability to purchase Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker.

     If a broker makes special arrangements under which orders for Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

     DIRECT PURCHASES. An investor may also make direct investments in Shares at any time through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment by mail by fully completing and signing an application obtained from a Dealer (an "Application") and mailing it, together with a check payable to "Bradford Government Obligations Money Market" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

     Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank, National Association. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

     A. Telephone the Fund's transfer agent. PFPC, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

     B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

            PNC Bank, National Association, Philadelphia, Pa.
            ABA-0310-0005-3
            FROM: (name of investor)
            ACCOUNT NUMBER: (investor's account number with the Portfolio)
            AMOUNT: (amount to be invested)

     C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

     RETIREMENT PLANS. Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

     Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Shares may redeem Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     An investor's brokerage firm will also redeem each day a sufficient number of Shares to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request to Bradford Government Obligations Money Market, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guaranty. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 533-7719 to determine whether the entity that will guarantee the signature is an eligible guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.

     Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800) 533-7719 (in Delaware call collect (302) 791-1196). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if the Fund does not employ such procedures it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense following the procedures described below or for following instruction communicated by telephone that it reasonably believes to be genuine.

     The Fund's telephone transaction procedures include the following measures:
(1)  requiring  the  appropriate  telephone  transaction  privilege  forms;  (2)
requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have checkwriting privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may estab-lish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under the rules of the Investment Company Act of 1940 (the "1940 Act"), redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cashed at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

     The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in the Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

                                 NET ASSET VALUE


     The net asset value per share of the Portfolio for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time weekdays, with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE or the FRB, or both, are closed on the customary national business holidays of New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed) except the FRB is also closed on Martin LutherKing, Jr. Day, Columbus Day and Veterans Day. The Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of the Portfolio is determined independently of any of the Fund's other investment portfolios.


     The Fund seeks to maintain for the Portfolio a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

     With the approval of the Board of Directors, the Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

MANAGEMENT
--------------------------------------------------------------------------------

                               BOARD OF DIRECTORS


     The business and affairs of the Fund and each investment portfolio of the Fund are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate nineteen separate investment portfolios. The Government Obligations Money Market Portfolio is one of such portfolios.


                       INVESTMENT ADVISER AND SUB-ADVISER


     PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for the Government Obligations Money Market Portfolio. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for the Portfolio. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp, a multi-bank holding company.

     As investment adviser to the Portfolio, PIMC manages the Portfolio and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolio, and maintains the Portfolio's financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into portfolio transactions for the Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


     For the services provided to and expenses assumed by it for the benefit of the Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million. PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for the Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to the Portfolio (subject to certain adjustments). Such sub-advisory fees have no effect on the advisory fees payable by the Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreement with the Fund relating to the Portfolio. Any such arrangement would have no effect on the advisory fees payable by the Portfolio to PIMC.


     For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .30% of the average net assets of the Government Obligations Money Market Portfolio. For that same year, PIMC waived approximately .12% of the advisory fees payable with respect to the Government Obligations Money Market Portfolio.


             TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN

     PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

                                    EXPENSES

     The expenses of the Portfolio are deducted from the total income of the Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of the Fund, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to the class.

     The investment adviser has agreed to reimburse the Portfolio for the amount, if any, by which the total operating and management expenses of the Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

     The investment adviser may assume additional expenses of the Portfolio from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolio for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing the Portfolio's expense ratio and of decreasing yield to investors.


     For the fiscal year ended August 31, 1996, the Fund's total expenses were 1.10% of the average net assets with respect to the Bradford Class of the Government Obligations Money Market Portfolio (not taking into account waivers and reimbursements of .125%).


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors Inc. with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares pursuant to a distribution contract (the "Distribution Contract") with the Fund on behalf of the Class.

     The Board of Directors of the Fund approved and adopted the Distribution Contract and separate Plan of Distribution for the Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Contract, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .60% of the average net assets of the Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to the Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under  the  Distribution   Contract  and  the  Plan,  the  Distributor  may
reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Contract. The Plan does not obligate the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

     The Plan in effect with respect to the Class has been approved by shareholders. Under the terms of Rule 12b-1, the Plan will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). The Plan may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the Class. The fee set forth above will be paid by the Fund on behalf of the Class to the Distributor unless and until the Plan is terminated or not renewed.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Government Obligations Money Market Portfolio to the Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by the Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

     The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this tax treatment, the Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. The Portfolio does not intend to make distributions that will be eligible for the corporate dividends received deduction.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares or whether such gain was reflected in the price paid for the Shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers will be taxed at the same rates as under current law on both ordinary income and capital gains.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Ordinarily, shareholders will include all dividends declared by the Fund in income in the year of payment. However, dividends declared in October, November or December of any year, payable to shareholders of record on a specified date in such a month, will be deemed to have been received by the shareholders and paid by the Fund on December 31, of such year, if such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions with respect to the Portfolio prior to the end of each calendar year to avoid liability for Federal excise tax.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

     Future  legislative  or  administrative  changes  or  court  decisions  may
materially   affect  the  tax   consequences  of  investing  in  the  Portfolio.
Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


     The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).


     The Fund offers multiple classes of shares in the Government Obligations Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BRADFORD SHARES OF THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO SUCH SHARES.

     Each share that represents an interest in the Portfolio has an equal proportionate interest in the assets belonging to the Portfolio with each other share that represents an interest in the Portfolio, even where a share has a different class designation than another share representing an interest in the Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     Holders of shares of the Portfolio will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Fund may elect all of the directors.

     As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.

OTHER INFORMATION
--------------------------------------------------------------------------------

                              REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect
(302) 791-1196).

                      (This Page Intentionally Left Blank.)

                      (This Page Intentionally Left Blank.)

                         BRADFORD GOVERNMENT OBLIGATIONS
                             MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION




          This Statement of Additional Information provides supplementary information pertaining to a class of Shares (the "Class") of The RBB Fund, Inc. representing interests in the Government Obligations Money Market Portfolio (the "Portfolio"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Bradford Government Obligations Money Market Portfolio Prospectus of The RBB Fund, Inc. dated December 3, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.



                                    CONTENTS


                                                                Prospectus
                                                         Page      Page
                                                         ----      ----
General .......................................             2        2
Investment Objective and Policies .............             2        5
Directors and Officers ........................             7      N/A
Investment Advisory, Distribution and Servicing
   Arrangements ...............................            10       12
Portfolio Transactions ........................            14      N/A
Purchase and Redemption Information ...........            15        8
Valuation of Shares ...........................            16       12
Taxes .........................................            18       15
Additional Information Concerning Fund Shares..            21       15
Miscellaneous .................................            24      N/A
Financial Statements (Audited).................           F-1      N/A
Appendix ......................................           A-1      N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


          The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to shares of the Class of common stock of the Fund (the "Shares") representing interests in the Government Obligations Money Market Portfolio of the Fund. The Shares are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


          Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

          The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Portfolio. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

          REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to the Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills,
Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association,
Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation,
Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the
"World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

                  MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

          Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio.

                  The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

                  LENDING OF SECURITIES. With respect to loans by the Portfolio of its portfolio securities as described in the Prospectus, the Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by the Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loans by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and valued by marking to the market daily.

                  ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities (including repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements and municipal securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS.

                           The Portfolio may not:

                                    1.      Purchase securities other than U.S.
         Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

                                    2.      Borrow money, except from banks for
         temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets, except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                                    3.      Act as an underwriter.

                                    4.      Make loans except that the Portfolio
         may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions. In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.


                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:

                                Position with      Principal Occupation
Name, Address and Age               Fund           During Past Five Years
---------------------           -------------      ----------------------

Arnold M. Reichman - 48*       Director            Since 1986, Managing
466 Lexington Avenue                               Director and Assistant
New York, NY  10017                                Secretary, E.M. Warburg,
                                                   Pincus & Co., Inc.; Since
                                                   1990, Chief Officer and
                                                   since 1991, Secretary,
                                                   Counsellors Securities Inc.;
                                                   Officer of various
                                                   investment companies
                                                   advised by Warburg, Pincus
                                                   Counsellors, Inc.

Robert J. Sablowsky - 58**      Director           Since OCTOBER 1996, SENIOR
110 Wall Street                                    VICE PRESIDENT OF FAHNESTOCK
New York, NY  10005                                & CO., INC. 1985 TO 1996,
                                                   Executive Vice President of
                                                   Gruntal & Co., Inc.,
                                                   Director, Gruntal & Co., Inc.

Francis J. McKay - 60           Director           Since 1963, Executive
7701 Burholme Avenue                               Vice President, Fox
Philadelphia, PA  19111                            Chase Cancer Center
                                                   (Biomedical research and
                                                   medical care).

                                Position with      Principal Occupation
Name, Address and Age               Fund           During Past Five Years
---------------------           -------------      ----------------------

Marvin E. Sternberg - 62        Director           Since 1974, Chairman,
937 Mt. Pleasant Road                              Director and President,
Bryn Mawr, PA  19101                               Moyco Industries, Inc.
                                                   (manufacturer of dental
                                                   supplies and precision coated
                                                   abrasives); Since 1968,
                                                   Director and President, Mart
                                                   MMM, Inc. (formerly
                                                   Montgomeryville Merchandise
                                                   Mart, Inc.) and Mart PMM,
                                                   Inc. (formerly Pennsauken
                                                   Merchandise Mart, Inc.)
                                                   (shopping centers); and Since
                                                   1975, Director and Executive
                                                   Vice President, Cellucap Mfg.
                                                   Co., Inc. (manufacturer of
                                                   disposable headwear).

Julian A. Brodsky - 63          Director           Director, and Vice Chairman
1234 Market Street                                 1969 to present, Comcast
16th Floor                                         Corporation television and
Philadelphia,PA 19107-3723                         communications); Director,
                                                   Comcast Cablevision of
                                                   Philadelphia (cable
                                                   television communications)
                                                   and Nextel (Wireless
                                                   Communications).

Donald van Roden - 72           Director           Self-employed businessman.
1200 Old Mill Lane                                 From February 1980 to March
Wyomissing, PA  19610                              1987, Vice Chairman,
                                                   SmithKline Beckman
                                                   Corporation
                                                   (pharmaceuticals); Director,
                                                   AAA Mid-Atlantic (auto
                                                   service); Director, Keystone
                                                   Insurance Co.

Edward J. Roach - 72            President          Certified Public Accountant;
Suite 100,                      and Treasurer      Vice Chairman of the Board,
Bellevue Park Corporate                            Fox Chase Cancer Center;
  Center                                           Trustee Emeritus,
400 Bellevue Parkway                               Pennsylvania School for the
Wilmington, DE  19809                              Deaf; Trustee Emeritus,
                                                   Immaculata College; Vice
                                                   President and Treasurer of
                                                   various investment companies
                                                   advised by PNC Institutional
                                                   Management Corporation.

                                Position with      Principal Occupation
Name, Address and Age               Fund           During Past Five Years
---------------------           -------------      ----------------------

Morgan R. Jones - 57            Secretary          Chairman, the law firm of
1100 PNB Bank Building                             Drinker Biddle & Reath,
Broad and Chestnut Streets                         Philadelphia, Pennsylvania
Philadelphia, PA  19107                            Chief Executive Officer);
                                                   Director, Rocking Horse Child
                                                   Care Centers of America, Inc.


------------------------------


* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc. the Fund's distributor.


** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive
Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors.
The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation FROM THE FUND IN THE FOLLOWING AMOUNTS:


                           DIRECTORS                          COMPENSATION
                           ---------                          ------------

                           JULIAN A. BRODSKY                    $12,525
                           FRANCIS J. MCKAY                      15,975
                           MARVIN E. STERNBERG                   16,725
                           DONALD VAN RODEN                      21,025

On October 24, 1990 the Fund adopted, as a Participating Employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the portfolio's sub-advisor and the Fund's custodian, PFPC Inc. ("PFPC"), the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory and administrative services to the Portfolio pursuant to an Investment Advisory and Administration Agreement, dated August 16, 1988, and PNC Bank renders sub-advisory services to the Portfolio pursuant to a Sub-Advisory Agreement, dated August 16, 1988. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."


                   For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS ) $1,638,622 IN ADVISORY FEES AND WAIVED $671,811 OF ADVISOR FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $780,122 in advisory fees and waived $398,363 of advisory fees with respect to the Government Obligations Money Market Portfolio.


                  As required by various state regulations, PIMC will reimburse the Fund or the Portfolio (as applicable) if and to the extent that the aggregate operating expenses of the Fund or the Portfolio exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1-1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to the Portfolio on an individual basis depends upon the particular regulations of such states.

          The Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all the investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors;
(j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses;
(n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.


                  The Advisory Contracts were each most recently approved on July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved by shareholders of the Portfolio at a special meeting held December 22, 1989, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.


          CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Portfolio (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Shares of the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplement dated as of November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems Shares, (b) addresses and mails all communications by the Portfolio to record owners of Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of the classes of the Fund. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Financial Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers

("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolio. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolio for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

          DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplement dated as of November 5, 1991 (the "Distribution Contract") entered into by the Distributor and the Fund with respect to the Shares, and a Plan of Distribution for the Shares (the "Plan"), both of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute the Shares. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contract, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling Shares of the Portfolio based on a percentage of the amounts invested by their customers.


                  The Plan relating to the relevant Bradford class was approved for continuation on July 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors"). The Plan was approved by the sole shareholder of the Class at a special meeting held on November 5, 1991, as adjourned.


                  Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Shares under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Shares; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  During the period ended August 31, 1996, the Fund paid distribution fees to the Distributor under the Plan in the aggregate amount of $275,120 of which $238,906 was paid to dealers with whom the Fund's
Distributor had entered into dealer agreements and $36,214 was retained by the Distributor and used to pay certain legal fees, printing, postage, travel and entertainment, administrative and sales and marketing expenses. During the same period, the Distributor waived no distribution fees.

                  The Fund believes that the Plan may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plan by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his previous position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.


                             PORTFOLIO TRANSACTIONS

                  The Portfolio intends to purchase securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less). Because the Portfolio intends to purchase only securities with remaining maturities of 397 calendar days or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect the Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.

                  Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

          Investment decisions for the Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to the Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

                  Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


          The Fund intends to use its best efforts to maintain the net asset value of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by dividing the Portfolio's net assets by the number of outstanding shares of the Portfolio. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 p.m. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed ON WEEKENDS AND on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND ON THE SAME HOLIDAYS AS THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)) AS WELL AS MARTIN LUTHER KING, JR. DAY, VETERANS DAY AND COLUBUS DAY.


                  The Fund calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

          The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the board will take such actions as it deems appropriate.

          In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. The current and effective yields of Shares of the Class are computed using standardized methods required by the SEC. The annualized yield for Shares of the Class is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one Share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Shares purchased with dividends declared and all dividends declared on both the original Share and such additional Shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


                  The yield for the seven (7) day period ended August 31, 1996 for the Bradford Class of the Government Obligations Money Market Portfolio was 4.42%. The effective yield for the same period for such Class was 4.52%.


                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of Shares of the Class will fluctuate, it cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which the Portfolio invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investor Services, Inc. ("Moody's") and Standard & Poors Corporation ("S&P") represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether the Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yield of Shares of the Class may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of Shares of the Class may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  The Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the

"Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

          In addition to satisfaction of the Distribution Requirement the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by the Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades of businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

                  The Portfolio is not intended to constitute a balanced investment program nor is it designed for investors seeking capital appreciation.

                   Distributions of net investment income received by the Portfolio from investments in debt securities and any net realized short-term capital gains distributed by the Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

                  While the Portfolio does not expect to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities, will be distributed annually. The Portfolio will not have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by the Portfolio as capital gain dividends may not exceed the net capital gain of the Portfolio for any taxable year, determined by excluding any net capital loss or any net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Portfolio's taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions between the treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in the taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates is 28%. Capital gains and ordinary income of corporate taxpayers, however, is in all cases, taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on municipal obligations in the case of a tax-exempt portfolio) to the extent of the Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolio during the year.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Portfolio intends to distribute all of its taxable income currently, the Portfolio does not anticipate incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


          The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock^, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class
E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock ( STATEGIC GLOBAL Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common
Stock (N/I MICROCAP),50 million shares are classified as Class GG Common
Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS

ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class S Common Stock constitute the Bradford Class. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, THE N/I FAMILY, THE BOSTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, the Municipal Money Market and the Government Obligations Money Market Portfolios; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York

Municipal Money Market Portfolios; the BEA Family represents interests in TEN NON-MONEY MARKET PORTFOLIOS; THE N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS REPRESENT INTERESTS IN ON NON-MONEY market portfolios; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

          As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the portfolio only if approved by the holders of a majority of the outstanding voting securities of the portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                                  MISCELLANEOUS

                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                 CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.


PORTFOLIO                               NAME AND ADDRESS                                       PERCENT OWNED
---------                               ----------------                                       -------------

RBB Money Market                        Luanne M. Garvey and Robert J. Garvey                       12.7
Portfolio                               2729 Woodland Avenue
(Class E)                               Trooper, PA  19403

                                        HAROLD T. Erfer                                             13.0
                                        414 Charles Lane
                                        Wynnewood, PA  19096

                                        KAREN M. McElhinny and Contribution                         16.9
                                        Account
                                        4943 King Arthur Drive
                                        Erie, PA  16506

                                        JOHN Robert Estrada and                                     16.5
                                        Shirley Ann Estrada
                                        1700 Raton Drive
                                        Arlington, TX  76018

                                        ERIC Levine and Linda & Howard Levine                       29.6
                                        67 Lanes Pond Road
                                        Howell, NJ  07731

RBB Municipal Money Market Portfolio    William B. Pettus Trust                                     11.4
(Class F)                               Augustine W. Pettus Trust
                                        827 Winding Path Lane
                                        St. Louis, MO  63021- 6635

PORTFOLIO                               NAME AND ADDRESS                                       PERCENT OWNED
---------                               ----------------                                       -------------

                                        SEYMOUR Fein                                                 88.6
                                        P.O. Box 486
                                        Tremont Post Office
                                        Bronx, NY  10457-0486

CASH Preservation Money Market          Jewish Family and Children's                                 56.8
Portfolio                               Agency of Philadelphia
(Class G)                               Capital Campaign
                                        Attn:  S. Ramm
                                        1610 Spruce Street
                                        Philadelphia, PA  19103

                                        LYNDA R. Succ Trustee for in Trust                           12.3
                                        under The Lynda R. Campbell Caring Trust
                                        935 Rutger Street
                                        St. Louis, MO  63104

                                        Theresa M. Palmer                                             6.8
                                        5731 N. 4th Street
                                        Philadelphia, PA 19120

CASH Preservation Municipal Money       Kenneth Farwell and Valerie                                  11.1
Market Portfolio                        Farwell Jt. Ten
(Class H)                               3854 Sullivan
                                        St. Louis, MO  63107

                                        GARY L. LANGE and                                            10.4
                                        SUSAN D. LANGE JTTEN
                                        13 MUIRFIELD CT NORTH
                                        ST. CHARLES, MO  63309

                                        ANDREW DIEDERICH ADN DORIS DIEDERICH                          6.1
                                        1003 LINDENMAN
                                        DES PERES, MO 63131

                                        MARCELLA L. HAUGH CARING TR DTD 8/12/91                      15.3
                                        40 PLAZA SQUARE
                                        APT. 202
                                        ST.LOUIS, MO 63101

                                        EMIL HUNTER AND MARY J. HUNTER                                8.2
                                        428 W. JEFFERSON
                                        KIRKWOOD, MO 63122


PORTFOLIO                               NAME AND ADDRESS                                       PERCENT OWNED
---------                               ----------------                                       -------------

                                        GWENDOYLN HAYNES                                            5.2
                                        2757 Geyer
                                        ST. LOUIS, MO

                                        SAVANNAH THOMAS TRUST                                       5.2
                                        230 MADISON AVE.
                                        ROCK HILL, MD 63119

Sansom Street Money Market Portfolio    Wasner & Co.                                               16.6
(Class I)                               FAO Paine Webber and Managed Assets Sundry Holdings
                                        Attn:  Joe Domizio
                                        200 Stevens Drive
                                        Lester, PA  19113

                                        SAXON and Co.                                              74.8
                                        FBO Paine Webber
                                        P.O. Box 7780 1888
                                        Philadelphia, PA  19182

                                        ROBERTSON Stephens & Co.                                    8.6
                                        FBO Exclusive Benefit Investors
                                        C/O ERIC MOORE
                                        555 California STREET/NO. 2600
                                        San Francisco, CA 94101

BRADFORD MUNICIPAL MONEY (CLASS R)      J.C. BRADFORD & CO.                                         100
                                        330 COMMERCE STREET
                                        NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS MONEY   J.C. BRADFORD & CO.                                         100
(CLASS S)                               330 COMMERCE STREET
                                        NASHVILLE, TN  37201

BEA INTERNATIONAL EQUITY                BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.              5.1
(CLASS T)                               RETIREMENT INCOME TRUST
                                        100 SUMMER STREET
                                        BOSTON, MA 02310

                                        INVEST COMM OF MAFCO HOLD INC. MT                           5.0
                                        625 MADISON AVE., 4TH FLOOR
                                        NEW YORK, NY  10022

BEA HIGH YIELD Portfolio                TEMPLE Inland Master Retirement Trust                      10.2
(Class U)                               303 South Temple Drive
                                        Diboll, TX  75941



PORTFOLIO                               NAME AND ADDRESS                                       PERCENT OWNED
---------                               ----------------                                       -------------

                                        GUENTER FULL TRST MICHELIN NORTH AMERICA                     16.7
                                        Inc.
                                        MASTER TRUST
                                        P. O. BOX 19001
                                        GREENVILLE, SC 29602-9001

                                        FLOUR CORPORATION MASTER                                      9.4
                                        RETIREMENT TRUST
                                        2383 MICHELSON DRIVE
                                        IRVINE, CA 92730

                                        C S FIRST BOSTON PENSION FUND                                10.0
                                        PARK AVENUE PLAZA, 34TH FLOOR
                                        55 E. 52ND STREET
                                        NEW YORK, NY  10055
                                        ATTN:  STEVE MEDICI

                                        SC JOHNSON & SON, INC. RETIREMENT PLAN                       13.3
                                        1525 HOWE STREET
                                        RACINE, WI  53403

                                        GCIV EMPLOYER RETIREMENT FUND                                 6.3
                                        8650 FLAIR DRIVE
                                        E. MONTE, CA  96731-3011

BEA Emerging Markets Equity Portfolio   Wachovia Bank North Carolina Trust for                       15.7
(Class V)                               Carolina Power &
                                        Light Co. Supplemental Retirement Trust
                                        301 N. Main Street
                                        Winston-Salem, NC  27101

                                        WACHOVIA BANK OF NORTH CAROLINA                               5.4
                                        AND FOR FLEMING COMPANIES INC.
                                        TRST MASTER PENSION TRUST
                                        307 NORTH MAIN 3099 STREET
                                        WINSTON, SALEM, NC 27150

                                        HALL Family Foundation                                       30.5
                                        P.O. Box 419580
                                        Kansas City, MO  64208

                                        ARKANSAS PUBLIC EMPLOYEES RETIREMENT                         10.8
                                        SYSTEM
                                        124 W. CAPITOL AVENUE
                                        LITTLE ROCK, AR 72201

                                        NORTHERN Trust                                               12.9
                                        Trustee for Pillsbury
                                        P.O. Box 92956
                                        Chicago, IL  60675


PORTFOLIO                               NAME AND ADDRESS                                       PERCENT OWNED
---------                               ----------------                                       -------------

                                        AMHERST H. Wilder Foundation                                 5.9
                                        919 Lafond Avenue
                                        St. Paul, MN  55104

BEA US Core Equity Portfolio            Bank of New York                                            45.3
(Class X)                               Trust APU Buckeye Pipeline
                                        One Wall Street
                                        New York, NY  10286

                                        WERNER & Pfleiderer Pension                                  7.5
                                        Plan Employees
                                        663 E. Crescent Avenue
                                        Ramsey, NJ  07446

                                        WASHINGTON HEBREW CONGREGATION                              11.1
                                        3935 MACOMB ST. NW
                                        WASHINGTON, DC 20016

                                        SHAMUT BANK                                                  6.3
                                        TRST HOSPITAL ST. RAPHAEL
                                        MALPRACTICE TR
                                        ATTN: DCRF ACTIONS
                                        P.O. BOX 92800
                                        ROCHESTER, NY  14692-8900

BEA US Core Fixed Income Portfolio      New England UFCW & Employers'                               24.5
(Class Y)                               Pension Fund Board of Trustees
                                        161 Forbes Road, Suite 201
                                        Braintree, MA  02184

                                        W.M. BURKE REHABILITATION                                    5.4
                                        HOSPITAL INC.
                                        BURKE EMPLOYEES Pension PLAN
                                        795 MAMARONECK AVENUE
                                        WHITE PLAINS, NY  10605

                                        PATTERSON & Co.                                              8.9
                                        P.O. Box 7829
                                        Philadelphia, PA  19102

                                        MAC & CO                                                     6.9
                                        FAO 176-655
                                        ROBF1766552
                                        MUTUAL FUNDS OPERATIONS
                                        P. O. BOX 3198
                                        PITTSBURGH, PA 15230-3198

                                        BANK OF NEW YORK                                             9.6
                                        TRST FENWAY PARTNERS MASTER TRUST
                                        ONE WALL STREET, 12TH FLOOR
                                        NEW YORK, NY 10286


                                       29


PORTFOLIO                               NAME AND ADDRESS                                       PERCENT OWNED
---------                               ----------------                                       -------------

                                        CITIBANK NA                                                  12.8
                                        TRST CS FIRST BOSTON CORP EMP S/P
                                        ATTN: SHEILA ADAMS
                                        111 WALL STREET, 20TH FLOOR Z 1
                                        NEW YORK, NY 10043

BEA Global Fixed Income Portfolio       Sunkist Master Trust                                         36.0
(Class Z)                               14130 Riverside Drive
                                        Sherman Oaks, CA  91423

                                        PATTERSON & CO.                                              25.7
                                        P. O. BOX 7829
                                        PHILADELPHIA, PA 19101

                                        KEY Trust Co. of Ohio                                        20.8
                                        FBO Eastern Enterp. Collective Inv. Trust
                                        P.O. Box 901536
                                        Cleveland, OH  44202- 1559

                                        MARY E. MORTEN                                                6.2
                                        C/O CREDIT SUISSE NEW YORK
                                        12 E. 49TH STREET, 40TH FLOOR
                                        NEW YORK, NY  10017
                                        ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio       William A. Marquard                                          37.4
(Class AA)                              2199 Maysville Rd.
                                        Carlisle, KY  40311

                                        ARNOLD Leon                                                  12.5
                                        c/o Fiduciary Trust Company
                                        P.O. Box 3199
                                        Church Street Station
                                        New York, NY  10008

                                        IRWIN Bard                                                    6.2
                                        1750 North East 183rd St. North
                                        Miami Beach, FL  33160

                                        MATTHEW M. SLOVES AND DIANE DECKER                            5.7
                                        SLOVES
                                        TENANTS IN COMMON
                                        1304 STAGECOACH ROAD, S.E.
                                        ALBUQUERQUE, NM  87123

N/I MICRO CAP FUND                      CHARLES SCHWAB & CO. Inc.                                    15.8
(CLASS FF)                              SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                        BENEFIT OF CUSTOMERS
                                        Attn: MUTUAL FUNDS
                                        101 MONTGOMERY STREET
                                        SAN FRANCISCO, CA 94101

PORTFOLIO                               NAME AND ADDRESS                                       PERCENT OWNED
---------                               ----------------                                       -------------

                                        CHASE MANHATTAN BANK                                         27.1
                                        TRST COLLINS GROUP TRUST
                                        940 NEWPORT CENTER DRIVE
                                        NEWPORT BEACH, CA 92660

                                        CURRIE & CO.                                                  5.6
                                        C/O FIDUCIARY TRUST CO. INTL
                                        P. O. BOX 3199
                                        CHURCH STREET STATION
                                        NEW YORK, NY 10008

N/I GROWTH FUND                         CHARLES SCHWAB & CO. INC.                                    21.2
(CLASS GG)                              SPECIAL CUSTODY ACCOUNT FOR THE
                                        EXCLUSIVE BENEFIT OF CUSTOMERS
                                        ATTN: MUTUAL FUNDS
                                        101 MONTGOMERY STREET
                                        SAN FRANCISCO, CA 94101

                                        U S EQUITY INVESTMENT PORTFOLIO LP                           18.7
                                        C/O ASSET MANAGEMENT ADVISORS INC.
                                        1001 N. US HWY
                                        SUITE 800
                                        JUPITER, FL 33447

                                        BANK OF NEW YORK                                              9.8
                                        TRST SUNKIST GROWERS INC.
                                        14130 RIVERSIDE DRIVE
                                        SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE FUND               CHARLES SCHWAB & CO. INC.                                    24.4
(CLASS HH)                              SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                        BENEFIT OF CUSTOMERS
                                        ATTN: MUTUAL FUNDS
                                        101 MONTGOMERY STREET
                                        SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott Money Market    Janney Montgomery Scott                                      100
Portfolio                               1801 Market Street
(Class JANNEY MONEY MARKET)             Philadelphia, PA  19103-1675

JANNEY Montgomery Scott                 JANNEY Montgomery Scott                                      100
Municipal Money Market Portfolio        1801 Market Street
(Class JANNEY MUNICIPAL MONEY MARKET)   Philadelphia, PA  19103-1675

PORTFOLIO                               NAME AND ADDRESS                                       PERCENT OWNED
---------                               ----------------                                       -------------

Janney Montgomery Scott Government      Janney Montgomery Scott                                      100
Obligations Money Market Portfolio      1801 Market Street
(Class JANNEY GOVERNMENT OBLIGATIONS    Philadelphia, PA  19103-1675
MONEY)

Janney Montgomery Scott New York        Janney Montgomery Scott                                      100
Municipal Money Market Portfolio        1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)     Philadelphia, PA  19103-1675



                  As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date directors and officers as a group owned less than one percent of the shares of the Fund.

                  LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX


DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                           AAA-Debt rated AAA has the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                           AA-Debt rated AA has a very strong capacity to pay
                  interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

                           Aaa-Bonds that are rated Aaa are judged to be of the
                  best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                           Aa-Bonds that are rated Aa are judged to be of
                  high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996


                                                          PAR
                                                         (000)       VALUE
                                                       --------   ------------
AGENCY OBLIGATIONS--53.8%
FEDERAL FARM CREDIT BANK--8.1%
   5.120% 09/04/96(DAGGER) .....................       $ 15,000   $ 14,998,280
   5.400% 04/01/97 .............................         30,000     29,977,099
                                                                  ------------
                                                                    44,975,379
                                                                  ------------
FEDERAL HOME LOAN BANK--8.1%
   5.277% 09/02/96(DAGGER) .....................         20,000     19,998,784
   5.238% 09/20/96(DAGGER) .....................         15,000     14,999,434
   5.560% 10/25/96 .............................         10,000      9,997,291
                                                                  ------------
                                                                    44,995,509
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--28.6%
   5.370% 09/03/96(DAGGER) .....................         10,000     10,000,000
   5.410% 09/03/96(DAGGER) .....................         10,000      9,994,465
   5.465% 09/03/96(DAGGER) .....................         10,000      9,999,787
   5.348% 09/06/96(DAGGER) .....................         20,000     19,992,305
   5.337% 09/17/96(DAGGER) .....................         20,000     19,990,167
   5.310% 10/18/96 .............................         15,000     14,996,237
   5.320% 11/21/96(DAGGER) .....................         25,000     24,992,910
   5.270% 11/26/96 .............................         20,000     19,748,211
   5.530% 01/10/97 .............................         15,000     14,698,154
   5.240% 01/15/97 .............................         15,000     14,703,067
                                                                  ------------
                                                                   159,115,303
                                                                  ------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER)--9.0%
   5.400% 09/03/96 .............................          9,000      8,998,786
   5.410% 09/03/96 .............................          5,000      5,000,000
   5.420% 09/03/96 .............................          5,000      4,999,414
   5.460% 09/03/96 .............................         15,000     14,996,128
   5.585% 09/03/96 .............................          3,850      3,851,055
   5.610% 09/03/96 .............................         12,100     12,105,327
                                                                  ------------
                                                                    49,950,710
                                                                  ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $299,036,901) .....................                   299,036,901
                                                                  ------------


                                                   PAR
                                                  (000)       VALUE
                                                 -------   ------------
U. S. TREASURY OBLIGATIONS--7.2%
U.S. TREASURY NOTES--7.2%
   6.875% 02/28/97 ......................        $20,000   $ 20,159,607
   6.875% 03/31/97 ......................         10,000     10,075,608
   6.500% 04/30/97 ......................         10,000     10,050,993
                                                           ------------
    TOTAL U. S. TREASURY
       OBLIGATIONS
       (Cost $40,286,208) ...............                    40,286,208
                                                           ------------
REPURCHASE AGREEMENTS--38.5%
Aubrey G. Lanston & Co. Inc.
   5.200% 09/03/96 ......................         92,000     92,000,000
     (Agreement dated 08/30/96 to be
     repurchased at $92,053,156,
     collateralized by $44,562,500
     U.S. Treasury Bond 6.25% due
     08/15/23 and collateralized by
     $47,439,700 U.S. Treasury
     Notes 7.75% to 8.50% due
     12/31/99 to 11/15/00. Market
     value of collateral is $92,002,200.)
Donaldson, Lufkin & Jenrette
   5.310% 09/03/96 ......................        102,200    102,200,000
     (Agreement dated 08/30/96 to be
     repurchased at $102,260,298,
     collateralized by $110,810,000
     Federal Home Loan Mortgage
     Corp. due 08/15/26
     Market  value of collateral is
     $105,270,608.)
Morgan Stanley & Co.
   5.270% 09/20/96 ......................         20,000     20,000,000
     (Agreement dated 08/22/96 to be
     repurchased at 20,084,906,
     collateralized by $25,860,948
     Federal Home Loan Mortgage
     Corp. 0% to 8.00% due 12/01/09 to
     06/15/35. Market value of collateral
     is $20,405,022.)
                                                           ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $214,200,000) ..............                   214,200,000
                                                           ------------

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996



                                                 VALUE
                                              ------------

TOTAL INVESTMENTS AT VALUE--99.5%
   (COST $553,523,109*)..................     $553,523,109

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5%..................        3,023,896
                                              ------------
NET ASSETS (Applicable to
   192,603,016 Bedford shares,
   57,191,735 Bradford shares,
   306,763,729 Janney Montgomery
   Scott shares and 800 other
   shares)--100%.........................     $556,547,005
                                              ============
NET ASSET VALUE, offering and
   redemption price per share
   ($556,547,005 (DIVIDE) 556,559,280)...            $1.00
                                                     =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of August
         31, 1996 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

Investment Income
   Interest ....................................................     $30,707,263
                                                                     -----------

Expenses
   Investment advisory fees ....................................      2,310,433
   Distribution fees ...........................................      3,236,194
   Directors' fees .............................................         10,037
   Custodian fees ..............................................        102,930
   Transfer agent fees .........................................        610,887
   Legal fees ..................................................         20,228
   Audit fees ..................................................         16,044
   Registration fees ...........................................        134,940
   Insurance expense ...........................................         11,658
   Printing fees ...............................................        107,852
   Miscellaneous ...............................................            499
                                                                     -----------
                                                                      6,561,702

   Less fees waived ............................................       (671,811)
   Less expense reimbursement by advisor .......................       (406,954)
                                                                     -----------
       Total expenses ..........................................       5,482,937
                                                                     -----------
Net investment income ..........................................      25,224,326
                                                                     -----------
Realized loss on investments ...................................        (10,995)
                                                                     -----------
Net increase in net assets resulting from operations ...........     $25,213,331
                                                                     ===========

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED
                                                AUGUST 31, 1996  AUGUST 31, 1995
                                                ---------------  ---------------
Increase (decrease)
  in net assets:
Operations:
  Net investment income .....................     $ 25,224,326    $ 12,855,095
  Net gain (loss)
    on investments ..........................          (10,995)         41,241
                                                  ------------    ------------
  Net increase in net assets
    resulting from operations ...............       25,213,331      12,896,336
                                                  ------------    ------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares ..........................       (8,829,111)     (7,551,189)
    Bradford Shares .........................       (2,208,959)     (2,071,772)
    Janney Montgomery Scott shares ..........      (14,186,256)     (3,232,134)
Dividends to shareholders from net
  realized short-term gains:
    Bedford shares ..........................          (12,697)             --
    Bradford shares .........................           (3,154)             --
    Janney Montgomery Scott shares ..........          (18,204)             --
                                                  ------------    ------------
      Total distributions
        to shareholders .....................      (25,258,381)    (12,855,095)
                                                  ------------    ------------
Net capital share transactions ..............       44,099,699     306,300,108
                                                  ------------    ------------
Total increase in net assets ................       44,054,649     306,341,349

Net Assets:
  Beginning of year .........................      512,492,356     206,151,007
                                                  ------------    ------------
  End of year ...............................     $556,547,005    $512,492,356
                                                  ============    ============

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                                    FOR THE PERIOD
                                                                                                                   JANUARY 10, 1992
                                                     FOR THE         FOR THE          FOR THE          FOR THE     (COMMENCEMENT OF
                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED    OPERATIONS) TO
                                                AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                ---------------  ---------------  ---------------  ---------------  ---------------
     Net asset value, beginning of period ......   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                   --------         --------         --------         --------         --------
     Income from investment operations:
       Net investment income ...................     0.0458           0.0475           0.0270           0.0231           0.0208
       Net gains on securities (both realized
         and unrealized) .......................         --               --               --               --           0.0009
                                                   --------         --------         --------         --------         --------
     Total from investment operations ..........     0.0458           0.0475           0.0270           0.0231           0.0217
                                                   --------         --------         --------         --------         --------
     Less distributions
       Dividends (from net investment income) ..    (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0208)
       Distributions (from capital gains)                --               --               --               --          (0.0009)
                                                   --------         --------         --------         --------         --------
         Total distributions ...................    (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0217)
                                                   --------         --------         --------         --------         --------
     Net asset value, end of period ............   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                   ========         ========         ========         ========         ========
     Total Return ..............................      4.68%            4.86%            2.73%            2.33%          3.42%(b)
     Ratios /Supplemental Data
       Net assets, end of period ...............   $ 57,190         $ 46,509         $ 39,732         $ 50,523         $ 42,477
       Ratios of expenses to average
         net assets ............................    .975%(a)         .975%(a)         .975%(a)         .975%(a)      .975%(a)(b)
       Ratios of net investment income
         to average net assets .................      4.58%            4.75%            2.70%            2.31%          3.23%(b)



(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively and 1.15% annualized for the period end August 31, 1992.
(b)  Annualized.
(c) Financial Highlights relate soley to the Bradford Class of shares within the portfolio.




                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family and the Bradford Family. The Bradford Government Obligations Money Market Shares represents an interest in the Government Obligations Money Market Portfolio, which is covered by this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have the portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Government Obligations Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

                    .45% of first $250 million of net assets;
                    .40% of next $250 million of net assets;
                    .35% of net assets in excess of $500 million

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within this portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the investment portfolio were as follows:

           GROSS                                             NET
         ADVISORY                                         ADVISORY
           FEE                   WAIVER                      FEE
       ------------           ------------              ------------
        $2,310,433             $(671,811)                $1,638,622


     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent. For the year ended August 31, 1996, transfer agency fees for each class of shares within the investment portfolio were as follows:

                                                      TRANSFER AGENCY
                                                            FEE
                                                      ---------------

          Bedford Class                                  $  81,107
          Bradford Class                                    11,935
          Janney Montgomery Scott Class                    517,845
                                                         ---------
             Total                                        $610,887
                                                         =========

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Janney Montgomery Scott and Bradford Classes and up to .20% on an annualized basis for the Sansom Street Class.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the year ended August 31, 1996, distribution fees for each class were as follows:
                                                  DISTRIBUTION
                                                      FEE
                                                  ------------
     Bedford Class                                 $1,091,847
     Bradford Class                                   275,120
     Janney Montgomery Scott Class                  1,869,227
                                                   ----------
        Total                                      $3,236,194
                                                   ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. No such payments were necessary for the year ended August 31, 1996.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                 FOR THE          FOR THE
                                               YEAR ENDED       YEAR ENDED
                                             AUGUST 31, 1996  AUGUST 31, 1995
                                             ---------------  ---------------
                                                  VALUE            VALUE
                                             ---------------  ---------------
     Shares sold:
       Bedford Class                         $  663,889,198    $ 461,728,190
       Bradford Class                           180,761,217      192,414,935
       Janney Montgomery Scott Class          1,160,250,876      533,143,649
     Shares issued in
       reinvestment of dividends:
         Bedford Class                            8,793,104        7,147,384
         Bradford Class                           2,158,629        2,029,050
         Janney Montgomery Scott Class           14,080,097        3,065,158
     Shares repurchased:
       Bedford Class                           (643,470,937)    (471,908,601)
       Bradford Class                          (172,234,746)    (187,671,346)
       Janney Montgomery Scott Class         (1,170,127,739)    (233,648,311)
                                              -------------    -------------
     Net increase                             $  44,099,699    $ 306,300,108
                                              -------------    -------------
     Bradford Shares authorized                 500,000,000      500,000,000
                                              =============    =============

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

         Capital paid-in:
            Bedford Class                          $ 192,603,016
            Bradford Class                            57,191,735
            Janney Montgomery Scott Class            306,763,729
            Other Classes                                    800
         Accumulated net realized loss
            on investments:
            Bedford Class                                 (4,248)
            Bradford Class                                (1,261)
            Janney Montgomery Scott Class                 (6,766)
                                                   -------------
                                                   $ 556,547,005
                                                   =============

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, $12,275 of capital loss carryovers were available to offset future realized gains which expire in 2004.

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers two other class of shares representing an interest in the Government Obligations Money Market Portfolio: Bedford and Janney Montgomery Scott. Each class is marketed to different types of investors. The financial highlights are as follows:

THE BEDFORD FAMILY



                                                          GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                      -----------------------------------------------------------------------------------
                                           FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                         YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                      ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year ..................   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                         --------         --------         --------         --------         --------
Income from investment operations:
  Net investment income. .............     0.0458           0.0475            0.027           0.0231           0.0375
  Net gains on securities (both
   realized and unrealized) ..........         --               --               --               --           0.0009
                                         --------         --------         --------         --------         --------
     Total from investment
      operations .....................     0.0458           0.0475            0.027           0.0231           0.0384
                                         --------         --------         --------         --------         --------
Less distributions
  Dividends (from net investment
   income) ...........................    (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0375)
  Distributions (from capital gains) .         --               --               --               --          (0.0009)
                                         --------         --------         --------         --------         --------
     Total distributions .............    (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0384)
                                         --------         --------         --------         --------         --------
Net asset value,
  end of year ........................   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                         ========         ========         ========         ========         ========
Total Return .........................      4.68%            4.86%            2.73%            2.33%            3.91%
Ratios /Supplemental Data
  Net assets, end of year (000).......   $192,599         $163,398         $166,418         $213,741         $225,101
  Ratios of expenses to average
   net assets ........................    .975%(a)         .975%(a)         .975%(a)         .975%(a)         .975%(a)
  Ratios of net investment income
   to average net assets .............      4.58%            4.75%            2.70%            2.31%            3.75%



(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.10%, 1.13%, 1.17%, 1.18%, and 1.12% for the years ended and 1992, respectively.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY




                                                    GOVERNMENT OBLIGATIONS
                                                    MONEY MARKET PORTFOLIO
                                               ---------------------------------
                                                                 FOR THE PERIOD
                                                                 JUNE 12, 1995
                                                   FOR THE      (COMMENCEMENT OF
                                                  YEAR ENDED     OPERATIONS) TO
                                               AUGUST 31, 1996  AUGUST 31, 1995
                                               ---------------  ----------------
     Net asset value,
       beginning of period ..................      $   1.00        $   1.00
                                                   --------        --------
     Income from investment operations:
       Net investment income ................        0.0456          0.0109
                                                   --------        --------
         Total from investment
           operations .......................        0.0456          0.0109
                                                   --------        --------
     Less distributions
       Dividends (from net
         investment income) .................       (0.0456)        (0.0109)
                                                   --------        --------
         Total distributions ................       (0.0456)        (0.0109)
                                                   --------        --------
    Net asset value, end of period ..........      $   1.00        $   1.00
                                                   ========        ========

     Total Return ...........................         4.66%         5.03%(b)
     Ratios /Supplemental Data
       Net assets, end of period (000) ......      $306,757        $302,585
       Ratios of expenses to average
         net assets .........................       1.00%(a)     1.00%(a)(b)
       Ratios of net investment income
         to average net assets ..............         4.56%         4.91%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.25% for the year ended August 31, 1996 and 1.28% annualized for the period ended August 31, 1995.
(b)  Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PROSPECTUS

THE BETA FAMILY


MONEY MARKET PORTFOLIO

-----------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO

-----------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO

-----------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO



                                                              DECEMBER 3, 1996

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


TABLE OF CONTENTS
                                                             Page
                                                             ----


INTRODUCTION ...............................................    2
FINANCIAL HIGHLIGHTS .......................................    6
INVESTMENT OBJECTIVES AND POLICIES .........................    6
PURCHASE AND REDEMPTION OF SHARES ..........................   29
NET ASSET VALUE ............................................   35
MANAGEMENT .................................................   36
DISTRIBUTION OF SHARES .....................................   39
DIVIDENDS AND DISTRIBUTIONS ................................   41
TAXES ......................................................   41
DESCRIPTION OF SHARES ......................................   43
OTHER INFORMATION ..........................................   45




                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                        ADMINISTRATOR AND TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware

                                     COUNSEL
                        Ballard Spahr Andrews & Ingersoll
                           Philadelphia, Pennsylvania

                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                 THE BETA FAMILY
                                       OF
                               THE RBB FUND, INC.

                  The Beta Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares of such classes (collectively, the "Beta Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (collectively, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

                           MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

                           MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                           GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

                  AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


                  PNC Institutional Management Corporation serves as investment adviser for the Fund, PNC Bank, National Association ("PNC BANK") serves as sub-ADVISER for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, and serves as custodian for the Fund, PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. acts as distributor for the Fund.

                  This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.


                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                     December 3, 1996

                                  INTRODUCTION



                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland ON FEBRUARY 29, 1988 AND IS currently operating or proposing to operate NINETEEN separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Beta Classes") offered by this Prospectus represents interests in one of the following of such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.


                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

                  The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.

                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


                  The Fund's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-ADVISER to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, and serves as custodian to the Fund, and PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.


                  An investor may purchase and redeem Shares of any of the Beta Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  An investment in any of the Beta Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

                  For more detailed information of how to purchase or redeem Beta Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."

FEE TABLE

ESTIMATED ANNUAL FUND OPERATING EXPENSES (BETA CLASSES)
  AFTER EXPENSE REIMBURSEMENTS AND WAIVERS(2)




                                                           GOVERNMENT       NEW YORK
                                           MUNICIPAL      OBLIGATIONS      MUNICIPAL
                          MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                          ------------    ------------    ------------    ------------

Management fees (after
 waivers)(1)..........        .20%           .05%             .30%             0%
                              ----           ----             ----
12b-1 fees (after
 waivers)(1)..........        .55            .55              .57             .51
                              ----           ----             ----            ----
Other Expenses (after
 reimbursements)......        .22            .24              .105            .27
                              ----           ----             ----            ----
Total Fund Operating
 Expenses (Beta Classes)
 (after waivers and
 reimbursements.......        .97%           .84%             .975%           .78%
                              ====           ====             =====           ====

(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) BEFORE EXPENSE REIMBURSEMENTS AND WAIVERS FOR THE MONEY MARKET PORTFOLIO, MUNICIPAL MONEY MARKET PORTFOLIO, GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO, MANAGEMENT FEES WOULD BE .37%,
 .33% .42% AND .35% RESPECTIVELY; 12B-1 FEES WOULD BE .55%, .55%, .57% AND .51%,
RESPECTIVELY; OTHER EXPENSES WOULD BE .22%, .24%, .11% AND .28%, RESPECTIVELY AND TOTAL FUND OPERATING EXPENSES WOULD BE 1.14%, 1.12%, 1.10% AND 1.14%, RESPECTIVELY.



EXAMPLE

                  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                 1 Year   3 Year   5 Years   10 Years
                                 ------   ------   -------   --------

Money Market*...........          $10      $31       N/A        N/A
Municipal Money
 Market*................          $ 9      $27       N/A        N/A
Government Obligations
 Money Market*..........          $10      $31       N/A        N/A
New York Municipal
 Money Market...........          $ 8      $25       N/A        N/A

--------------------
*  Other classes of these Portfolios are sold with different fees and expenses.

                  THE EXAMPLE IN THE FEE TABLE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED AND THAT THE AMOUNTS LISTED UNDER "ANNUAL FUND OPERATING EXPENSES (BETA CLASSES) AFTER EXPENSE REIMBURSEMENTS AND WAIVERS" REMAIN THE SAME IN THE YEARS SHOWN. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Beta Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-ADVISER" and "Distribution of Shares" below.) The expense figures are based on estimated costs and estimated fees expected to be charged to the Beta Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.


                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal, New York State and New York City personal income taxes at stated rates.

                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Beta Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Beta Classes are not reflected in the yields of the Beta Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Beta Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."



                              FINANCIAL HIGHLIGHTS


                  NO FINANCIAL DATA IS SUPPLIED FOR THE PORTFOLIOS BECAUSE, AS OF THE DATE OF THIS PROSPECTUS, THE PORTFOLIOS HAD NO PERFORMANCE HISTORY.



                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO


                  The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

                  BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

                  Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

                  VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to a Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

                  ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations".

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

                  MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

                  WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (e.g., commercial paper rated "A-1" or "A-2" by S&P), (3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of all outstanding Shares representing interests in the Portfolio. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Money Market Portfolio will be achieved. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Money Market Portfolio may not:

                           1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                           2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                           4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                        MUNICIPAL MONEY MARKET PORTFOLIO


                  The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Interest").

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                  The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                  Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-by Commitments."

                  ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market
Portfolio--Eligible Securities."


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES, SEE, "INVESTMENT OBJECTIVES AND POLICIES - MONEY MARKET PORTFOLIO -ILLIQUID SECURITIES" AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Municipal Money Market Portfolio may not:

                           1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation.

                           2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                  The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

                  Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares representing an interest in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 calendar days if such securities provide for adjustments in their interest rates not less frequently than every 397 calendar days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements." The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.

                  MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

                  Mortgage-related securities may include asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less.

                  One such type of mortgage-related security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage-Related Debt Securities" in the Statement of Additional Information.

                  Each of the mortgage-related securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

                  To compare the prepayment risk for various mortgage-related securities, various independent mortgage-related securities dealers publish average remaining life data using proprietary models. In making determinations concerning average remaining life of mortgage-related securities for the Portfolio, the investment adviser will rely on such data to evaluate the prepayment risk in a particular security except to the extent such data are deemed unreasonable by the investment adviser. The investment adviser might deem such data unreasonable if such data appeared to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage-related securities dealers.

                  LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

                  SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. A more detailed discussion of short sales is contained in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES, SEE, "INVESTMENT OBJECTIVES AND POLICIES - MONEY MARKET PORTFOLIO -ILLIQUID SECURITIES" AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved. The investment limitations summarized below may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

                  The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 calendar days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for Federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.


                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--MUNICIPAL OBLIGATIONS."


                  Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of Federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--^ Money Market Portfolio--Stand-by Commitments."


                  TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.


                  ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities". For a more complete description of eligible securities, see "Investment OBJECTIVES AND POLICIES - MONEY MARKET PORTFOLIO ELIGIBLE SECURITIES" AND "INVESTMENT Objectives and Policies" in the Statement of Additional Information.


                  SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee.

                  The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

                  Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by Standard & Poor's Corporation ("S&P") and Moody's Investor

Service, Inc. ("Moody's"). On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by others jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely effect the shares. Some of the significant financial considerations relating to the Fund's investments in New York Obligations are summarized in the Statement of Additional Information.


         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES, SEE "INVESTMENT OBJECTIVES AND POLICIES--MONEY MARKET
PORTFOLIO--ILLIQUID SECURITIES" AND "Investment Objectives and
Policies--Illiquid Securities" in the Statement of Additional Information.


                  The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the New York Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the New York Municipal Money Market will be achieved. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The New York Municipal Money Market Portfolio may not:

                           1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES


                  GENERAL. Beta Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Beta Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Beta Shares.

                  All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of 4:00 p.m. Eastern Time on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE or the FRB are closed on weekends and New Year's Day, Good Friday,

Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed).

                  PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Beta Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Beta Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker.

                  Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

                  A broker may offer investors maintaining Accounts the ability to purchase Beta Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Beta Class designated by the investor as the "Primary Beta Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Beta Class at any time by so instructing his broker.

                  If a broker makes special arrangements under which orders for Beta Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                  DIRECT PURCHASES. An investor may also make direct investments at any time in any Beta Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Beta Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Beta Family" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

                  Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Beta Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank, National Association. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:


                           A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1149), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the Beta Class selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)


                           B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

                                    PNC Bank, N.A., Philadelphia, Pa.
                                    ABA-0310-0005-3.
                                    FROM:            (name of investor)
                                    ACCOUNT NUMBER:  (investor's account number
                                                     with the Portfolio)
                                    FOR PURCHASE OF: (name of the Portfolio)
                                    AMOUNT:          (amount to be invested)

                           C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

                  RETIREMENT PLANS. Beta Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

                  Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

                  REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Beta Shares may redeem Beta Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all shares are redeemed, all accrued but unpaid dividends on those shares will be paid with the redemption proceeds.

                  An investor's brokerage firm will also redeem each day a sufficient number of Shares of the Primary Beta Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

                  Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

                  REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Beta Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee verifies the authenticity of your signature and the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800)583-7719 to determine whether the entity that will guarantee the signature is an eligible guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.

                  Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE TO REDEEM SHARES BY TELEPHONE BECAUSE THE CERTIFICATES MUST ACCOMPANY THE REDEMPTION REQUEST. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800)447-7719 (in Delaware call collect
(302)791-1153). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that it reasonably believes to be genuine.

                  The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

                  For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

                  REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE FOR THIS CHECK WRITING PRIVILEGE BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL REDEMPTION requests. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                  When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cash at other banks.

                  ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

                  The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Beta Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



                                 NET ASSET VALUE

                  The net asset value per share of each of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE IS closed on the customary national business holidays of New Year's Day, PRESIDENTS' Day, Good Friday, Memorial
Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas
Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS ON WHICH THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)), VETERANS DAY AND COLUMBUS DAY. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


                  The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of

Shares." There can be no assurance that net asset value per share will not vary.

                  With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


                                   MANAGEMENT

BOARD OF DIRECTORS


                  The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate NINETEEN separate investment portfolios. Each of the Beta Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER

                  PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-ADVISER for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp. PNC Bancorp is a bank holding company and a wholly owned subsidiary of PNC Bank Corp, a multi-bank holding company.

                  As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-ADVISER to all Portfolios other than the New York Municipal Money Market

Portfolio, which has no sub-ADVISER, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


                  For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

                  For the services provided and expenses assumed by it with respect to the Municipal Money Market and the New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.


                  PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-ADVISER. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.

                  For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% of the average net assets of the Money Market Portfolio, .05% of the average net assets of the Municipal Money Market Portfolio, .30% of the average net assets of the Government Obligations Money Market Portfolio and .0% of the average net assets of the New York Municipal Money Market Portfolio. For that same year, PIMC waived approximately
 .17%, .28%, .12% and .35% of the average net assets of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

ADMINISTRATOR

                  PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC will be entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

                  PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

                  The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                  The investment adviser has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

                  The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.


                             DISTRIBUTION OF SHARES

                  Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors Inc., with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Beta Classes of the Fund pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of each of the Beta Classes.
                  The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Beta Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Beta Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Contracts, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Beta Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Beta Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                  Under each of the Distribution Contracts and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

                  Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Beta Class the fee agreed to under the relevant Distribution Contract. None of the Plans obligates the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan on behalf of the relevant Beta Class. Thus, under each of the Plans, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

                  The Plans in effect with respect to the Beta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios have been approved by the sole shareholder of each such Class. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Beta Class. The fee set forth above will be paid by the Fund on behalf of the relevant Beta Class to the Distributor unless and until the relevant Plan is terminated or not renewed.

                           DIVIDENDS AND DISTRIBUTIONS

                  The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Beta Class unless a shareholder elects otherwise.

                  The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.


                                      TAXES

                  The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                  Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to Federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining Federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for Federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to Federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                  Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for Federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

                  The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

                  Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

                  An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

                  Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal and state income tax consequences described above.

                              DESCRIPTION OF SHARES



                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).

                  The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

                  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BETA CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BETA CLASSES.

                  Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

                  The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


                  As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all of the classes of the Fund. The Fund will issue share certificates for any of the Beta Shares only upon the written request of a shareholder sent to PFPC.



                                OTHER INFORMATION

REPORTS AND INQUIRIES

                  Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149).

                                   BETA FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION




                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Beta Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Beta Family Prospectus of the Fund dated December 3, 1996, (the "Prospectus").
A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.


                                    CONTENTS

                                                                   Prospectus
                                                            Page      Page
                                                            ----   ----------

General ..................................                     2        2
Investment Objectives and Policies .......                     2        6
Directors and Officers ...................                    32      N/A
Investment Advisory, Distribution and
  Servicing Arrangements .................                    35       36
Portfolio Transactions ...................                    40      N/A
Purchase and Redemption Information ......                    41       29
Valuation of Shares ......................                    42       36
Taxes ....................................                    44       41
Description of Shares ....................                    49       44
Additional Information Concerning Fund
  Shares..................................                    51        -
Miscellaneous ............................                    52      N/A
Appendix .................................                   A-1      N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate nineteen separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Bedford Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio has firm commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such

Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for speculative purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

                  Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio involved.

                  The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b)
above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one NRSRO or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.

                  Some of the significant financial considerations relating to the New York Municipal Money Market Portfolio's investments in New York Municipal Obligations are summarized below. This summary information is derived principally from official statements released prior to the date of this Statement of Additional Information relating to issues of New York Municipal Obligations and does not purport to be a complete description of any of the considerations mentioned herein. The accuracy and completeness of the information contained in such official statements has not been independently verified.

                  STATE ECONOMY. New York is the second most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for approximately 41% of both the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. The recession has been more severe in the State, owing to a significant retrenchment in the financial services industry, cutbacks in defense spending, and an overbuilt real estate market. There can be no assurance that the State economy will not experience worse-than-predicted results in the 1993-94 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991. The total employment growth rate in the State has been below the national average since 1984, and in 1992 the unemployment rate rose to 8.5%. State per capita personal income for 1992 was $23,534, which is 18.6% above the 1992 national average of $19,841. Between 1970 and 1980, the percentage by which the State's per capita income exceeded that of the national average fell from 19.8% to 8.1%, and the State dropped from fifth to eleventh in the nation in terms of per capita income. However, since 1980, the State's rate of per capita income growth was greater than that of the nation generally and the State's rank improved to fourth in 1990 and remained fourth in 1991 and 1992. Some analysts believe that the decline in jobs in both the city and New York State is the result of State and local taxation, which is among the highest in the nation, and which may cause corporations to locate outside New York State. The current high level of taxes limits the ability of New York State and the city to impose higher taxes in the event of future difficulties.

                  STATE BUDGET. The State Constitution requires the Governor to submit to the Legislature a balanced Executive Budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the Executive Budget. The entire plan constitutes the proposed State Financial Plan for that fiscal year. The Governor submits to the Legislature, on at least a quarterly basis, reports of actual receipts, revenues, disbursements, expenditures, tax refunds and reimbursements, and repayment of advances in form suitable for comparison with the State Financial Plan, together with explanations of deviations from the State Financial Plan.

                  At such time, the Governor is required to submit any amendments to the State financial plan necessitated by such deviations. The third quarterly update to the 1992-93 State Financial Plan was submitted by the Governor on January 19, 1993. Such revision projected that the State will complete its 1992-93 fiscal year with a cash-basis General Fund positive margin of $184 million. This positive balance will be made available for income tax refunds in the 1993-94 fiscal year.

                  The Governor released the recommenced Executive Budget for the 1993-94 fiscal year on January 19, 1993 and amended it on February 18, 1993. The recommended 1993-94 State Financial Plan projected a balanced General Fund. General Fund receipts and transfers from other funds were projected at $31.556 billion, including $184 million expected to be carried over from the 1993-94 fiscal year. Disbursements and transfers to other funds were projected at $31.489 billion, not including a $67 million repayment to the State's Tax Stabilization Reserve Fund.

                  The 1993-94 State Financial Plan formulated on April 16, 1993 (the "1993-94 State Financial Plan"), following enactment of the State's 1993-94 budget, projected General Fund receipts and transfers from other funds at $32.367 billion and disbursements and transfers to other funds at $32.300 billion. Excess receipts of $67 million will be used for a required payment to the State's Tax Stabilization Reserve Fund. In comparison to the recommended 1993-94 Executive Budget, the 1993-94 State budget, as enacted, reflected increases in both receipts and disbursements in General Funds of $811 million.

                  There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

                  The 1993-94 State Financial Plan is based on a number of assumptions and projections. Because it is not possible to predict accurately the occurrence of all factors that may affect the 1993-94 State Financial Plan, actual results may differ and have differed materially in recent years, from projections made at the outset of a fiscal year. The 1993-94 State Financial Plan has been prepared on a cash basis and on the basis of generally accepted accounting principles ("GAAP") using the four GAAP defined governmental fund types: the General Fund, Special Revenue Funds, Capital Projects Funds and Debt Service Funds.

                  RECENT FINANCIAL RESULTS. During its 1989-90, 1990-91 and 1991-92 fiscal years, the State incurred cash-basis operating deficits, prior to the issuance of short-term tax and revenue anticipation notes, owing to lower-than-projected receipts, which it believes to have been principally the result of a significant slowdown in the New York and regional economy, and with respect to the 1989-90 fiscal year, changes in taxpayer behavior caused by the Federal Tax Reform Act of 1986.

                  The General Fund is the principal operating fund of the State. It receives all State income that is not required by law to be deposited in another fund which for the State's 1993-94 fiscal year, comprises approximately 52% of total projected governmental fund receipts.

                  General Fund receipts, excluding transfers from other funds, totalled $28.818 billion in the State's 1991-92 fiscal year (before repayment of $1.081 billion of deficit notes issued in its 1990-91 fiscal year and before issuance of $531 million in deficit notes to close the 1991-92 fiscal year General Fund cash basis operating deficit), and $29.950 billion in the State's 1991-92 fiscal year (before repayment of $531 million in deficit notes issued to close the State's 1991-92 fiscal year General Fund cash basis deficit). General Fund receipts in the State's 1993-94 fiscal year are estimated in the 1993-94 State Financial Plan at $30.765 billion. Taxes account for 96% of estimated 1993-94 General Fund receipts, with the balance comprised of miscellaneous receipts.

                  General Fund disbursements, exclusive of transfers to other funds, totalled $28.058 billion in the State's 1991-92 fiscal year and $29.068 billion in the State's 1992-93 fiscal year and are estimated to total $30.346 billion in the State's 1993-94 fiscal year.

                  The State's financial position as shown in its Combined Balance Sheet as of March 31, 1992 included an accumulated deficit in its combined governmental funds of $3.315 billion represented by liabilities of $14.166 billion and assets of $10.851 billion available to liquidate such liabilities.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term debt that may be so authorized and subsequently incurred by the State. The total amount of long-term State general obligation debt authorized but not issued as of March 3, 1993 was approximately $2.427 billion.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds form the sale of duly authorized but unissued bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State of New York also employs two other types of long-term financing mechanisms which are State-supported but are not general obligations of the State: moral obligation and lease-purchase or contractual-obligation financing.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The Legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of those long-term obligations, which will be amortized over no more than 30 years, is expected to result in eliminating the need for continuing short-term seasonal borrowing for those purposes. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified both the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. To date, LGAC has issued its bonds to provide net proceeds of $3.281 billion. LGAC has been authorized to issue its bonds to provide net proceeds of up to an additional $703 million during the State's 1993-94 fiscal year.

                  In April 1993, legislation was also enacted providing for significant changes in the long-term financing practices of the State and the Authorities.

                  The Legislature passed a proposed constitutional amendment that would permit the State, without a voter referendum but within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State funds dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would require that State debt be incurred only for capital projects included in a multi-year capital financing plan and would prohibit lease-purchase and contractual-obligation financing mechanisms for State facilities. The Governor and the Legislative leaders have indicated that public hearings will be held on the proposed constitutional amendment. Before becoming effective, the proposed constitutional amendment must first be passed again by the next separately elected Legislature and then approved by the voters at a general election, so that it could not become effective until after the general election in November 1995.

                  On March 26, 1990, Standard & Poor's Corporation ("S&P") downgraded New York State's (1) general obligation bonds from "AA-" to "A" and
(2) commercial paper from "A-1+" to "A-1". Also downgraded was certain of New York State's variously rated moral obligation, lease-purchase, guaranteed and contractual-obligation debt, including debt issued by certain New York State agencies. On August 27, 1990, S&P affirmed these ratings without change. On

June 6, 1990, Moody's changed its ratings on all the State's outstanding general obligation bonds from "A-1" to "A". On March 26, 1990, S&P changed its ratings of all the State's outstanding general obligations bonds from "AA-" to "A". On January 6, 1992, Moody's lowered from "A" to "Baa-1" the ratings on certain appropriation-backed debt of the State of New York and its agencies. Approximately two-thirds of the State's tax-supported debt is affected by Moody's rating action. Moody's stated that the more secure general obligation, state-guaranteed and LGAC bonds continue to be rated "A", but are placed under review for possible downgrade over the coming months. On January 13, 1992, S&P lowered its rating on $4.8 billion of New York State general obligation bonds to "A-" from "A". Various agency debt, state moral obligations, contractual obligations, lease-purchase obligations and state guarantees are also affected by S&P's action. Additionally, under S&P's minimum-rating approach, New York local school district debt will now carry a minimum rating of "A-" rather than "A" and school districts currently rated "A" are placed on CreditWatch with negative implications. In taking these rating actions, Moody's and S&P variously cited continued economic deterioration, chronic operating deficits, mounting GAAP fund balance deficits and the legislative stalemate in seeking permanent and structurally sound fiscal operations. On January 15, 1992, S&P took further action by lowering the rating on the claims-paying ability of the State of New York Mortgage Agency Mortgage Insurance Fund to "BBB+" from "A-" following the January 13, 1992 downgrade of New York State's general obligation bond rating to "A-".

                  The State anticipates that its borrowings for capital purposes in its 1993-94 fiscal year will consist of approximately $460 million in general obligation bonds and $140 million in new commercial paper issuances. In addition, it is anticipated that the State will issue $140 million in general obligation bonds for the purpose of redeeming outstanding bond anticipation notes. The Legislature has also authorized the issuance of up to $85 million in certificates of participation for equipment purchases and real property purposes during the State's 1993-94 fiscal year. The projection of the State regarding its borrowings for the 1993-94 fiscal year may change if actual receipts fall short of State projections or if other circumstances require.

                  Payments for principal and interest due on general obligation bonds, interest due on bond anticipation notes and on tax and revenue anticipation notes, and contractual-obligation and lease-purchase commitments were $1.783 billion and $2.045 billion in the aggregate, for New York State's 1991-92 and 1992-93 fiscal years, respectively, and are estimated to be $2.326 billion for the State's 1993-94 fiscal year. These figures do not include interest payable on either New York State General Obligation Refunding Bonds issued on July 30, 1992, to the extent that such interest is to be paid from an escrow fund established with the proceeds of such bonds or New York State's installment payments relating to the issuance of certificates of participation.

                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees. Three has never been a default on any moral obligation debt of any Authority.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central New York; (2) certain aspects of New York State's Medicaid policies and its rates and regulations, including reimbursements to providers of mandatory and optional Medicare services; (3) contamination in the Love Canal area of Niagara Falls;
(4) an action against New York State and New York city officials alleging inadequate shelter allowances to maintain proper housing; (5) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (6) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (7) a challenge to the methods by which New York State reimburses localities for the administrative costs of food stamp programs; (8) a challenge to New York State's possession of certain property taken pursuant to New York State's Abandoned Property Law; (9) an action, in which New York State is a third party defendant, for injunctive or other appropriate relief, concerning liability for the maintenance of stone groins constructed along certain areas of Long Island's shoreline; (10) the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to the state employee retirement system; (11) action by school districts and their employees challenging the constitutionality of Chapter 175 of the Laws of 1990 which deferred school district contributions to the public retirement system and reduced by like amount state aid to the school districts; (12) challenges to portions of Public Health law, which imposed a 13% surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans and portions of Chapter 55 of the Laws of 1992 requiring hospitals to impose and remit to the State an 11% surcharge on hospital bills paid by commercial insurers, and which required health maintenance organizations to remit to the State a surcharge of up to 9%; and (13) a challenge to provisions of the Public Health Law and implementing regulations that imposed a bad debt and charity care allowance on all hospital bills and a 13% surcharge on inpatient bills paid by employee welfare benefit plans.

                  A number of cases have also been instituted against the State challenging the constitutionality of various public authority financing programs. In SCHULZ, ET AL. V. STATE OF NEW YORK, a proceeding was commenced on April 29, 1991 in the Supreme Court, Albany County challenging the constitutionality of certain state bonding and financing programs authorized by Chapter 190 of the Laws of 1990. By opinion dated May 11, 1993, the Court of Appeals held that petitioners have standing as voters pursuant to Section 11 of
Article VII of the State but affirmed the order dismissing the proceeding on the ground of laches.

                  In a proceeding commenced on August 6, 1991 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County), petitioners challenge the constitutionality of two bonding programs of the New York State Thruway Authority authorizing by Chapters 166 and 410 of the Laws of 1991. The defendants' motion to dismiss the action on procedural grounds was denied by order of the Supreme Court dated January 2, 1992. By order dated November 5, 1992, the Appellate Division, Third Department, reversed the order of the Supreme Court and granted defendants' motion to dismiss on grounds of standing and mootness. The proceeding is pending.

                  In an action commenced on February 6, 1992 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County) plaintiffs seek a judgment declaring unconstitutional sections 1, 2, 3 and 10 of Chapter 220 of the Laws of 1990 which relate to the creation and operation of LGAC. On Mach 3, 1992 the Supreme Court, Albany County, granted defendants' motion for summary judgment in all respects and dismissed the complaint. On July 23, 1992 the Appellate Division, Third Department, modified and affirmed the judgment of the Supreme Court, holding that the plaintiffs lacked standing. By opinion dated May 11, 1993, the Court of Appeals denied plaintiffs' motion for leave to appeal and dismissed the litigation. The Court noted that plaintiffs had failed to plead standing as voters pursuant to Section 11 of Article VII of the State Constitution, and, thus, the motion for leave to appeal did not directly involve a substantial constitutional question.

                  In SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., commenced May 24, 1993, Supreme Court, Albany County, petitioners challenge, among other things, the constitutionality of, and seek to enjoin certain highway, bridge and mass transportation bonding programs of the New York State Thruway Authority and the Metropolitan Transportation Authority authorized by Chapter 56 of the Laws of 1933. Petitioners contend that the application of State tax receipts held in dedicated transportation funds to pay debt service on bonds of the Thruway Authority and of the Metropolitan Transportation Authority violates Section 8 and 11 of Article VII and Section 5 of Article X of the State Constitution and due process provisions of the State and Federal Constitutions. By order dated May 24, 1993, the Supreme Court temporarily enjoined the State from implementing the bonding programs of the Thruway Authority and Metropolitan Transportation Authority described above.

                  Several actions challenging the withholdings of pay from civil employees by the State have also been decided against the State. A settlement has been announced in the actions brought by certain health insurers and health maintenance organizations challenging the constitutionality of the State's statutory scheme relating to excess medical malpractice insurance premiums. The U.S. District Court for the Wester District of New York has approved a settlement and award to plaintiffs in various employment discrimination suits brought against the State and its agencies. A stipulation to dismiss an action involving the treatment provided at a state facility for the developmentally disabled has been filed by the involved parties and approved by order of the District Court.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1993-94 fiscal year or thereafter. Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1993-94 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. In its audited financial statements for the 1991-92 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $489 million. The State has stated its belief that the 1993-94 State Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 1993-94 fiscal year.

                  Although other litigation is pending against New York State, except as described above, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  THE AUTHORITIES. The fiscal stability of the State is related to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. As of September 30, 1992, the latest data available, there were 18 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $62.2 billion as of September 30, 1992, of which approximately $8.2 billion was moral obligation debt and approximately $17.1 billion was financed under lease-purchase or contractual-obligation financing arrangements.

                  Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This assistance is expected to continue to be required in future years. New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  Experience has shown that if an Authority suffers serious financial difficulties, both the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes may be adversely affected. The New York State Housing Finance Agency and the New York State Urban Development Corporation have in the past required substantial amounts of assistance from the State to meet debt service costs or to pay operating expenses. Further assistance, possibly in increasing amounts, may be required for these, or other, Authorities in the future. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York is closely related to the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City's independently audited operating results for each of its 1981 through 1992 fiscal years, which end on June 30, show a General Fund surplus reported in accordance with GAAP. The City has eliminated the cumulative deficit in its net General Fund position. In addition, the city's financial statements for the 1992 fiscal year received an unqualified opinion from the City's independent auditors, the tenth consecutive year the City has received such an opinion.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to public credit markets. The City was not able to sell short-term notes to the public again until 1979. Since 1981, the City has fully satisfied its seasonal financing needs with sales of short-term notes in the public credit markets ranging from $850 million in fiscal year 1985 to $1.2 billion in fiscal year 1989.

                  On February 11, 1991, Moody's lowered their rating on the city's general obligation bonds to "Baa-1" from "A". Moody's expressed doubts about whether the City's January 16, 1991 financial plan presents a "reasonable program to achieve budget balance in fiscal 1991 and 1992 and assure long-term structural integrity." Moody's stated "the enormity of the current problem, the severity of required expenditure cuts, the substantial revenue enhancements that will be require to achieve balance, the vulnerability to exogenous factors, and the extremely short time frame within which all this must be accomplished introduce substantial new risk to the city's short- and long-term credit outlook." On April 29, 1991, S&P downgraded New York city's outstanding $1.3 billion of general obligation revenue and anticipation notes from "SP-1" to "SP-2". S&P also announced a rating of "SP-2" for the City's offering of $1.25 billion of general obligation revenue anticipation notes. The lower ratings of S&P "reflect the City's aggravated short-term cash position for fiscal 1991, the unusually high level of total revenue anticipation note exposure resulting from the State's delay in passing its budget and distributing fiscal aid, and continued pressure on revenues and expenditures due to prevailing economic conditions." On April 30, 1991, Moody's assigned a rating of "MIG-2" to the same offering of $1.25 billion of general obligation revenue anticipation notes. Moody's stated that "although an increasingly strained financial outlook for both the City and the State complicates the State budget adoption process, this rating on revenue anticipation notes relies explicitly on the expectation that the State is fully cognizant of the consequences of further untimely delays in state budget adoption and will act responsibly. Failure of the State to find a timely resolution to the budget process will have sever implications for the normal financial performance of New York City and other local governments in New York State." On October 7, 1991, Moody's again assigned a "MIG-2" rating to New York City's $1.25 billion of revenue anticipation notes, fiscal 1992, Series A.

                  Moody's stated in its January 6, 1992 downgrade of certain New York State obligations that while such action did not directly affect the bond ratings of local governments in New York State, the impact of the State's fiscal stringency on local government bond ratings will be assessed on a case-by-case basis. On June 22, 1992, Moody's gave its MIG-1 rating tot he city's $1.4 billion revenue anticipation notes and tax anticipation notes citing New York City's "markedly improved" short-term credit position.

                  On July 6, 1993, S&P reaffirmed the city's "A-" rating on $20.4 billion of general obligation bonds stating that "the City has identified additional gap-closing measures that have recurring value and will reduce next year's budget gap... by approximately $400 million." Officials at Moody's also indicated that there were no plans to alter its "Baa1" rating on the city's general obligation bonds.

                  New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the city to make up its budget deficits. To help alleviate the city's financial difficulties, the Legislature credited the Municipal Assistance Corporation ("MAC") in 1975. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. As of September 30, 1991, MAC had outstanding an aggregate of approximately $6.471 billion of its bonds. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. Under its enabling legislation, MAC's authority to issue bonds and notes (other than refunding bonds and notes) expired on December 31, 1984. Legislation has been passed by the Legislature which would, under certain conditions, permit MAC to issue up to $1.465 billion of additional bonds.

                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

         1993-1996 FINANCIAL PLAN

                  On June 11, 1992, the City submitted to the Control Board a new four-year financial plan covering fiscal years 1993 through 1996 ("the 1993-1996 Financial Plan"). The 1993-1996 Financial Plan is based on the City's adopted expense budget for fiscal year 1993, which includes actions to close a previously projected gap of approximately $1.2 billion. The 1993-1996 Financial Plan projected a balanced budget for fiscal year 1993 based upon revenues of $29.508 billion, but budget gaps of $1.6 billion, $1.7 billion and $2.3 billion in fiscal years 1994, 1995, and 1996, respectively. The 1993-1996 Financial Plan proposes to eliminate these gaps through a program of City, State and Federal actions.

                  On February 9, 1993, the City issued a modification to the 1993-1996 Financial Plan (the "February Modification"). After taking into account potential higher labor costs based upon a labor agreement reached in January and various other re-estimates of revenues and expenditures, the February Modification projected a balanced budget for fiscal year 1993, based upon revenues of $30.367 billion. The February Modification projected budget gaps in the subsequent years that are substantially larger than those projected in the 1993-1996 Financial Plan. Among the reasons for the larger gaps are lower estimates of real property tax revenues, higher estimates of labor costs deriving from the labor settlement reached in January and increased projections of spending for the Board of Education. Taking these and other developments into account, the February Modifications projected budget gaps for fiscal years 1994, 1995 and 1996 of $2.1 billion, $3.1 billion and $3.8 billion, respectively. The February Modification included resources from additional City, State and federal actions to offset these larger gaps.

                  On March 25, 1993, the staff of the Control Board issued a report on the February Modification. The staff concluded that, while the City will balance its budget in fiscal 1993, the February Modification does not make progress towards establishing structural balance with a revenue base sufficient to sustain a stable level of services. After taking into account what the staff considered to be the achievable elements of the City's gap-closing program, the report identified risks of approximately $1.0 billion, $1.9 billion, $2.3 billion and $2.6 billion in fiscal years 1994 through 1997, respectively. The report identified these major risks as actions that require State or federal approval; unspecified City gap-closing actions; risks associated with the City's revenue and expenditure estimates, including lower-than-planned revenues from the City lottery and higher-than-planned overtime costs; proposed Board of Education expenditure reductions; and the proposed sale of certain property tax receivables. In addition, the report explored issues related to the growth of the City's substantial debt-service burden and personal-services budget, and noted that the City's property tax forecast may need further reduction.

                  On May 3, 1993, the Mayor released his Executive Budget for fiscal year 1994 and revised projections for fiscal years 1993 through 1997 (the "Revised Financial Plan"). The Revised Financial Plan projects a balanced budget for fiscal year 1993 based upon revenues of $30.659 billion, after the prepayment in fiscal year 1993 of $345 million in expenditures previously planned for fiscal year 1994. After taking the prepayment into account, the Revised Financial Plan also projects a balanced budget for fiscal year 1994 based upon revenues of $31.399 billion. Budget balance in that year is dependent upon the success of the Revised Plan's fiscal year 1994 revenue enhancement and cost reduction program, the major elements of which include agency initiatives valued at $791 million, the receipt of $530 million of anticipated but as yet unidentified State and federal aid, and the completion for a sale of real estate tax receivables which is expected to generate $215 million. For City fiscal years 1995, 1996 and 1997, the Revised Financial Plan projects gaps of $1.7 billion, $2.2 billion and $2.6 billion, respectively, after taking into account the recurring impact of the fiscal year 1994 revenue enhancement and cost reduction program. The Revised Financial Plan proposes to close these gaps through a combination of city, State and federal actions.

                  On June 4, 1993, OSDC issued a report on the Revised Financial Plan. The report concluded that budget balance for fiscal year 1994 will be difficult to achieve. The report found that expenditures could be $280 million higher, due to higher estimates for payments to the Health and Hospitals Corporation (HHC) and for overtime in the uniformed services. In addition, the report noted that revenues could be $111 million lower, in part, because it is unlikely that resources from a sale or restructuring of the Off-Track Betting Corporation will be realized as planned. The report also found that much of the anticipated budget relief of $530 million from the federal and State governments was unlikely to materialize and that it was uncertain whether the City would be able to realize a one-time gain of $215 million from the proposed sale of certain real estate tax receivables.

                  For fiscal years 1995 through 1997, the OSDC report found that the budget gaps faced by the City could be greater than in the Revised Financial Plan by $345 million in fiscal year 1995, $350 million in fiscal year 1996 and $322 million in fiscal year 1997. These estimates reflect higher payments to HHC and the expectation that receipts from a City-run lottery will not materialize. The report noted that the Revised Financial Plan makes no provision for collective bargaining costs after the expiration for current contracts in mid-fiscal year 1995 and estimated that each annual wage increase of one percent would cause the projected budget gaps to widen by $56 million, $209 million and $363 million in fiscal years 1995 through 1997, respectively. Finally, the report concluded that with City spending growing faster than revenues, the challenge of balancing future budgets is formidable.

                  On June 13, 1993, the City Council adopted a budget for fiscal year 1994 which projects balanced operations based upon revenues of $31,269 billion (the "Adopted Budget"). The Adopted Budget eliminates $300 million of anticipated aid from the State and federal governments that was included in the Revised Financial Plan as it related to fiscal year 1994. The impact of the elimination is offset in the Adopted Budget by a larger program of agency spending reductions and revenue enhancements, as well as various re-estimates of revenues and expenditures.

                  On June 23, 1993, the City submitted to the Control Board a fourth quarter modification to the Revised Financial Plan as it relates to fiscal year 1993. The modification projects a balanced budget based on revenues of $30,653 billion after taking into account a discretionary transfer of surplus fiscal year 1993 funds to fiscal year 1994. The modification also includes an unallocated reserve of $40 million, which the City believes should be adequate to provide for any adjustments required by the year-end audit of its fiscal year 1993 operating results. Such audited results are expected to be known on or about October 31, 1993.

                  The City is expected to submit to the Control Board a four-year Financial Plan covering fiscal years 1994 through 1997 based on the Adopted Budget. OSDC and the staff of the Control Board are expected to issue reports commenting on their reviews of that Financial Plan.

                  Estimates of the City's revenues and expenditures are based on numerous assumptions and subject to various uncertainties. If expected Federal or New York State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from New York State.

         BORROWINGS

                  The City requires certain amounts of financing for seasonal and capital spending purposes. The City has issued $1.4 billion of notes for seasonal financing purposes during its 1993 fiscal year and expects this amount will be sufficient for the year. The City's capital financing program projects long-term financing requirements of approximately $16.8 billion for the City's fiscal years 1994 through 1997 for the construction and rehabilitation of the City's infrastructure and other fixed assets. The major capital requirements include expenditures for the City's water supply system, sewage and waste disposal systems, roads, bridges, mass transit, schools and housing. In addition to financing for new purposes, the City and the New York City Municipal Water Finance Authority have issued refunding bonds totalling $3.6 billion.

         OTHER LOCALITIES

                  Certain localities in addition to New York City could have financial problems leading to requests for additional State assistance during the State's 1993-1994 fiscal year and thereafter. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements in the State's 1993-1994 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor of the State Legislature to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

         CERTAIN MUNICIPAL INDEBTEDNESS

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1991, the total indebtedness of all localities in the State was approximately $32.2 billion, of which $16.8 billion was debt of New York City (excluding $6.7 billion in MAC debt); a small portion (approximately 39.0 million) this indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1991.

                  In 1992, an unusually large number of local government units requested authorization for deficit financing. According to the Comptroller, ten local government units have been authorized to issue deficit financing in the aggregate amount of $131.1 million. The current session of Legislature may receive as many or more requests for deficit-financing authorizations as a result of deficits previously incurred by local governments. Although the Comptroller has indicated that the level of deficit financing requests is unprecedented, such developments are not expected to have a material adverse effect on the financial condition of the State.

                  Certain proposed Federal expenditure reductions would reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities to increase local revenues to sustain those expenditures. If the State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. The longer-range potential problems of declining urban population, increasing expenditures, and other economic trends could adversely affect certain localities and require increasing State assistance in the future.

INVESTMENT LIMITATIONS.

                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

                  (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                  (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                  (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                  (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                  (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                  (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                  (7) purchase or sell commodities or commodity contracts;

                  (8) invest in oil, gas or mineral exploration or development programs;

                  (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                  (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                  (11) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares the Portfolio are represented at the meeting in person or by proxy.

                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                  1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and
         (iv) above will be approved or ratified by the Board of Directors.

                  2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                  1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

                  2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                  3. Act as an underwriter.

                  4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:

                  (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                  (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                  (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                  (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                  (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                  (6) purchase or sell commodities or commodity contracts;

                  (7) invest in oil, gas or mineral exploration or development programs;

                  (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                  (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                  (10) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax and does not constitute an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio affected are represented at the meeting in person or by proxy.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.


                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                  In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

                                              DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:


                                    Position          Principal Occupation
Name, Address and Age               with Fund         During Past Five Years
---------------------               ---------         ----------------------


Arnold M. Reichman - 48*            Director          Since 1986, Managing
466 Lexington Avenue                                  Director and Assistant
New York, NY  10017                                   Secretary, E.M. Warburg,
                                                      Pincus & Co., Inc.; Since
                                                      1990, Chief Executive
                                                      Officer and since 1991,
                                                      Secretary, Counsellors
                                                      Securities Inc.; Officer
                                                      of various investment
                                                      companies advised by
                                                      Warburg, Pincus
                                                      Counsellors, Inc.

Robert Sablowsky - 58**             Director          Since 1985, Executive
14 Wall Street                                        Vice President of
New York, NY  10005                                   Gruntal & Co., Inc.,
                                                      Director, Gruntal & Co.,
                                                      Inc. and Gruntal
                                                      Financial Corp.


Francis J. McKay - 60               Director          Since 1963, Executive
7701 Burholme Avenue                                  Vice President, Fox
Philadelphia, PA  19111                               Chase Cancer Center
                                                      (Biomedical research and
                                                      medical care).


Marvin E. Sternberg - 62            Director          Since 1974, Chairman,
937 Mt. Pleasant Road                                 Director and President,
Bryn Mawr, PA  19010                                  Moyco Industries, Inc.
                                                      (manufacturer of dental
                                                      supplies and precision
                                                      coated abrasives); Since
                                                      1968, Director and
                                                      President, Mart MMM, Inc.
                                                      (formerly Montgomeryville
                                                      Merchandise Mart, Inc.),
                                                      Mart PMM, Inc. (formerly
                                                      Pennsauken Merchandise
                                                      Mart, Inc.) (shopping
                                                      centers); and Since
                                                      1975, Director and
                                                      Executive Vice President,
                                                      Cellucap Mfg. Co., Inc.
                                                      (manufacturer of
                                                      disposable headwear).

                                    Position          Principal Occupation
Name, Address and Age               with Fund         During Past Five Years
---------------------               ---------         ----------------------

Julian A. Brodsky - 63              Director          Director, and Vice
1234 Market Street                                    Chairman, Comcast
16th Floor                                            Corporation; Director,
Philadelphia, PA  19107-3723                          Comcast Cablevision of
                                                      Philadelphia (cable
                                                      television and
                                                      communications) and
                                                      Nextel (wireless
                                                      Communications).


Donald van Roden - 72               Director          Self-employed
1200 Old Mill Lane                                    businessman.  From
Wyomissing, PA  19610                                 February 1980 to March
                                                      1987, Vice Chairman,
                                                      SmithKline Beckman
                                                      Corporation
                                                      (pharmaceuticals);
                                                      Director, AAA
                                                      Mid-Atlantic (auto
                                                      service); Director,
                                                      Keystone Insurance Co.


Edward J. Roach - 72                President and     Certified Public
Suite 152                           Treasurer         Accountant; Vice
Bellevue Park Corporate                               Chairman of the Board,
  Center                                              Fox Chase Cancer
103 Bellevue Parkway                                  Center; Vice President
Wilmington, DE  19809                                 and Trustee, Pennsylvania
                                                      School for the Deaf;
                                                      Trustee, Immaculata
                                                      College; Vice President
                                                      and Treasurer of various
                                                      investment companies
                                                      advised by PNC
                                                      Institutional Management
                                                      Corporation.

                                    Position          Principal Occupation
Name, Address and Age               with Fund         During Past Five Years
---------------------               ---------         ----------------------

Morgan R. Jones - 57                Secretary         Partner, the law firm of
1100 PNB Bank Building                                Drinker Biddle & Reath,
Broad and Chestnut Streets                            Philadelphia,
Philadelphia, PA 19107                                Pennsylvania (formerly,
                                                      Chairman and Chief
                                                      Executive Officer);
                                                      Director, Rocking Horse
                                                      Child Care Centers of
                                                      America, Inc.

-------------------------

* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Gruntal & Co., Inc., a broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation FROM THE FUND IN THE FOLLOWING AMOUNTS:


          Directors                     Compensation
          ---------                     ------------

          JULIAN BRODSKY                $12,525
          FRANCIS J. MCKAY               15,975

          MARVIN E. STERNBERG            16,725
          DONALD VAN RODEN               21,025

On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and the Fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.




          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."

                  For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $4,174,375 IN ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $190,687 IN ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $1,638,622 IN ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND WAIVED ALL OF THE INVESTMENT ADVISORY FEES PAYABLE TO IT OF $2,709 WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. DURING THE SAME YEAR, PIMC WAIVED $ 3,527,715 OF ADVISORY

FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $671,811 OF ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND $268,017 OF ADVISORY FEES WITH RESPECT TO THE NEW YORK MUNIICIPAL MONEY MARKET PORTFOLIO. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $2,274,697 in advisory fees with respect to the Money Market Portfolio, $67,752 in advisory fees with respect to the Municipal Money Market Portfolio, $780,122 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $187,660 with respect to the New York Municipal Money Market Portfolio. During the same year, PIMC waived $2,589,882 of advisory fees with respect to the Money Market Portfolio, $1,041,321 of advisory fees with respect to the Municipal Money Market Portfolio, $398,363 of advisory fees with respect to the Government Obligations Money Market Portfolio. For the year ended August 31, 1994, PIMC received (after waivers) $1,947,768 in advisory fees with respect to the Money Market Portfolio, $7,733 in advisory fees with respect to the Municipal Money Market Portfolio, $580,435 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $193,386 with respect to the New York Municipal Money Market Portfolio under its Advisory Contract with the Fund. During the same year, PIMC waived $2,255,986 of advisory fees with respect to the Money Market Portfolio, $1,091,646 of advisory fees with respect to the Municipal Money Market Portfolio, $461,938 of advisory fees with respect to the Government Obligations Money Market Portfolio.


                  As required by various state regulations, PIMC will reimburse the Fund or a Portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1-1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.


                  The Advisory Contracts were each most recently approved July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by Shareholders at a special meeting held on December 22, 1989. The Advisory Contract was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Beta Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Beta Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Beta Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements dated as of November 5, 1991 entered into by the Distributor and the Fund on behalf of each of the Beta Classes, (collectively, the "Distribution Contracts") and separate Plans of Distribution for each of the Beta Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of each of the Beta Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans relating to the Beta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was most recently approved for continuation on July 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). Each of the Plans relating to the Beta Class of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was approved by the sole shareholder of each Beta Class on November 5, 1991.


                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Beta Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Beta Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, has an indirect interest in the operation of the Plans by virtue of his position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.


                             PORTFOLIO TRANSACTIONS

                  Each of the Portfolios intends to purchase securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because all Portfolios intend to purchase only securities with remaining maturities of 397 calendar days or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES

                  The Fund intends to use its best efforts to maintain the net asset value of each of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of a Portfolio. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 P.M. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE or the FRB, or both, are closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day (observed).

                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular Federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                   Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions in the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                              DESCRIPTION OF SHARES

                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class
E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common Stock (N/I MICROCAP),50 million shares are classified as Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100
MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE

CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class Beta 1 Common Stock and Class Beta 2 Common Stock, Class Beta 3 Common Stock and Class Beta 4 Common Stock constitute the Beta Family Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, THE N/I FAMILY, THE BOSTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios. The Warburg Pincus Family represents interests in the Growth & Income Fund, Balanced Fund and Tax Free Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE
N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MANEY MARKET PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTERESTS IN ONE NON-MONEY MARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of

Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation Classes, the Sansom Street Family, the Bedford Family and the Bradford Family which have been audited by Coopers & Lybrand L.L.P. as set forth in their reports, which also appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation Classes, the Sansom Street Family, the Bedford Family and the Bradford Family, are incorporated herein and made a part hereof in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                  CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.




PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------


RBB Money Market                       Luanne M. Garvey and Robert J. Garvey                         12.7
Portfolio                              2729 Woodland Avenue
(Class E)                              Trooper, PA  19403

                                       HAROLD T. Erfer                                               13.0
                                       414 Charles Lane
                                       Wynnewood, PA  19096

                                       KAREN M. McElhinny and Contribution Account                   16.9
                                       4943 King Arthur Drive
                                       Erie, PA  16506



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
                                       JOHN Robert Estrada and                                       16.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX  76018

                                       ERIC Levine and Linda & Howard Levine                         29.6
                                       67 Lanes Pond Road
                                       Howell, NJ  07731

RBB Municipal Money Market             William B. Pettus Trust                                       11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO  63021-6635

                                       SEYMOUR Fein                                                  88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY  10457-0486

CASH Preservation Money Market         JEWISH Family and Children's                                  56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA  19103

                                       LYNDA R. Succ Trustee for in Trust under                      12.3
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO  63104

                                       THERESA M. PALMER                                              6.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120

CASH Preservation Municipal Money      Kenneth Farwell and Valerie                                   11.1
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO  63107

                                       GARY L. LANGE and                                             10.4
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       St. CHARLES, MO  63309

                                       ANDREW DIEDERICH AND DORIS DIEDERICH                           6.1
                                       1003 LINDENMAN
                                       DES PERES, MO 63131



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
                                       MARCELLA L. Haugh Caring TR DTD 8/12/91                       15.3
                                       40 Plaza Square
                                       Apt. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                                 8.2
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122

                                       GWENDOYLN HAYNES                                               5.2
                                       2757 GEYER
                                       ST. LOUIS, MO

                                       SAVANNAH THOMAS Trust                                          5.2
                                       230 MADISON AVE.
                                       ROCK HILL, MD 63119

SANSOM Street Money Market Portfolio   Wasner & Co.                                                  16.6
(Class I)                              FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113

                                       SAXON and Co.                                                 74.8
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182

                                       ROBERTSON Stephens & Co.                                       8.6
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101

BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                          100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                           100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.                 5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT
                                       625 MADISON AVE., 4TH FLOOR                                    5.0
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master Retirement Trust                         10.2
(Class U)                              303 South Temple Drive
                                       Diboll, TX  75941

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.                 16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                      9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730

                                       C S FIRST BOSTON PENSION FUND                                 10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI

                                       SC JOHNSON & SON, INC. RETIREMENT PLAN                        13.3
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND
                                       8650 FLAIR DRIVE                                               6.3
                                       E. MONTE, CA  96731-3011

BEA Emerging Markets Equity            Wachovia Bank North Carolina Trust for Carolina               15.7
Portfolio (Class V)                    Power & Light Co. Supplemental Retirement Trust
                                       301 N. Main Street
                                       Winston-Salem, NC  27101



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
                                       WACHOVIA BANK OF NORTH CAROLINA                                5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                        30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES RETIREMENT SYSTEM                   10.8
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR 72201

                                       NORTHERN Trust                                                12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675

                                       AMHERST H. Wilder Foundation                                   5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

BEA US Core Equity Portfolio           Bank of New York                                              45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY  10286

                                       WERNER & Pfleiderer Pension                                    7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ  07446

                                       WASHINGTON HEBREW CONGREGATION                                11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                                    6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900

BEA US Core Fixed Income Portfolio     New England UFCW & Employers' Pension Fund Board              24.5
(Class Y)                              of Trustees
                                       161 Forbes Road, Suite 201
                                       Braintree, MA  02184



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
                                       W.M. BURKE REHABILITATION                                      5.4
                                       HOSPITAL INC.
                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605

                                       PATTERSON & Co.                                                8.9
                                       P.O. Box 7829
                                       Philadelphia, PA  19102

                                       MAC & CO                                                       6.9
                                       FAO 176-655
                                       ROBF1766552
                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

                                       BANK OF NEW YORK                                               9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286

                                       CITIBANK NA                                                   12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income Portfolio      Sunkist Master Trust                                          36.0
(Class Z)                              14130 Riverside Drive
                                       Sherman Oaks, CA  91423
                                       PATTERSON & CO.                                               25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101

                                       KEY Trust Co. of Ohio                                         20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202-1559

                                       MARY E. MORTEN                                                 6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017
                                       ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio      William A. Marquard                                           37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY  40311



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
                                       ARNOLD Leon                                                   12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008

                                       IRWIN Bard                                                     6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                      5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123

N/I MICRO CAP FUND                     CHARLES SCHWAB & CO. INC.                                     15.8
(Class FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       CHASE MANHATTAN BANK                                          27.1
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                                   5.6
                                       c/o FIDUCIARY TRUST CO. INTL
                                       P. O. Box 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008


N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                     21.2
(CLASS GG)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
                                       U S EQUITY INVESTMENT PORTFOLIO LP                            18.7
                                       C/O ASSET MANAGEMENT ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447

                                       BANK OF New York                                              9.8
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE FUND (CLASS HH)   CHARLES SCHWAB & CO. INC.                                     24.4
                                       SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott Money Market   JANNEY Montgomery Scott                                       100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

Janney Montgomery Scott Municipal      JANNEY Montgomery Scott                                       100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
MARKET)

Janney Montgomery Scott Government     JANNEY Montgomery Scott                                       100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT               Philadelphia, PA  19103-1675
OBLIGATIONS MONEY)

Janney Montgomery Scott New York       JANNEY Montgomery Scott                                       100
Municipal Money Market Portfolio       1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)    Philadelphia, PA  19103-1675


                  As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX
DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                           AAA-Debt rated AAA has the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                           AA-Debt rated AA has a very strong capacity to pay
                  interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

                           Aaa-Bonds that are rated Aaa are judged to be of the
                  best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                           Aa-Bonds that are rated Aa are judged to be of high
                  quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PROSPECTUS

THE DELTA FAMILY


MONEY MARKET PORTFOLIO

-----------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO

-----------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO

-----------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO



                                                             DECEMBER 3, 1996

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                           TABLE OF CONTENTS

                                                                 Page
                                                                 ----


INTRODUCTION ..................................................     2

FINANCIAL HIGHLIGHTS ..........................................     6

INVESTMENT OBJECTIVES AND POLICIES ............................     6

PURCHASE AND REDEMPTION OF SHARES .............................    28

NET ASSET VALUE ...............................................    34

MANAGEMENT ....................................................    35

DISTRIBUTION OF SHARES ........................................    39

DIVIDENDS AND DISTRIBUTIONS ...................................    40

TAXES .........................................................    40

DESCRIPTION OF SHARES .........................................    43

OTHER INFORMATION .............................................    45




                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                        ADMINISTRATOR AND TRANSFER AGENT
                               PNC Bank Financial
                             Processing Corporation
                              Wilmington, Delaware

                                     COUNSEL

                        Ballard Spahr Andrews & Ingersoll
                           Philadelphia, Pennsylvania

                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                THE DELTA FAMILY
                                       OF
                               THE RBB FUND, INC.

                  The Delta Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares of such classes (collectively, the "Delta Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (collectively, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

                           MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

                           MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                           GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

                  AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


                  PNC Institutional Management Corporation serves as investment adviser for the Fund, PNC Bank, National Association (PNC BANK") serves as sub-ADVISER for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, and serves as custodian for the Fund, PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. acts as distributor for the Fund.

                  This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.


                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                     December 3, 1996

                                  INTRODUCTION



                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland ON FEBRUARY 29, 1988 AND IS currently operating or proposing to operate NINETEEN separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Delta Classes") offered by this Prospectus represents interests in one of the following of such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.


                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

                  The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.

                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

                  The Fund's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and serves as custodian to the Fund, and PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.

                  An investor may purchase and redeem Shares of any of the Delta Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  An investment in any of the Delta Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

                  For more detailed information of how to purchase or redeem Delta Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."

FEE TABLE


ESTIMATED ANNUAL FUND OPERATING EXPENSES (DELTA CLASSES)
  AFTER EXPENSE REIMBURSEMENTS AND WAIVERS (2)


                                                           GOVERNMENT       NEW YORK
                                           MUNICIPAL       OBLIGATIONS      MUNICIPAL
                          MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                          ------------    ------------    ------------    ------------

Management fees (after
 waivers)(1)...........       .20%            .05%            .30%              0%
12b-1 fees (after
 waivers)(1)...........       .55             .55             .57             .51
Other Expenses (after
 reimbursements).......       .22             .24             .105            .27
Total Fund Operating
 Expenses (Delta
 Classes) (after waivers
 and reimbursements)...       .97%            .84%            .975%           .78%
                              ====           =====            =====           ====

(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) BEFORE EXPENSE REIMBURSEMENTS AND WAIVERS FOR THE MONEY MARKET PORTFOLIO, MUNICIPAL MONEY MARKET PORTFOLIO, GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO, MANAGEMENT FEES WOULD BE .55%, .55%, .57% AND .35%, RESPECTIVELY; 12B-1 FEES WOULD BE .55%,
 .55%, .57% AND .51%, RESPECTIVELY; OTHER EXPENSES WOULD BE .22%, .24%, .11% AND .28%, RESPECTIVELY AND TOTAL FUND OPERATING EXPENSES WOULD BE 1.14%, 1.12%, 1.10% AND 1.14%, RESPECTIVELY.



         EXAMPLE

                  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                              1 Year       3 Year        5 Years      10 Years
                              ------       ------        -------      --------

Money Market*...........       $10           $31           N/A           N/A
Municipal Money
 Market*................       $ 9           $27           N/A           N/A
Government Obligations
 Money Market*..........       $10           $31           N/A           N/A
New York Municipal
 Money Market...........       $ 8           $25           N/A           N/A


                  * Other classes of these Portfolios are sold with different fees and expenses.

                  THE EXAMPLE IN THE FEE TABLE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED AND THAT THE AMOUNTS LISTED UNDER "ANNUAL FUND OPERATING EXPENSES (DELTA CLASSES) AFTER EXPENSE REIMBURSEMENTS AND WAIVERS" REMAIN THE SAME IN THE YEARS SHOWN. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Delta Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Advisor" and "Distribution of Shares" below.) The expense figures are based on estimated costs and estimated fees expected to be charged to the Delta Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.


                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal, New York State and New York City personal income taxes at stated rates.

                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Delta Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Delta Classes are not reflected in the yields of the Delta Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Delta Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."



                              FINANCIAL HIGHLIGHTS


NO FINANCIAL DATA IS SUPPLIED FOR THE PORTFOLIOS BECAUSE, AS OF THE DATE OF THIS PROSPECTUS, THE PORTFOLIOS HAD NO PERFORMANCE HISTORY.


                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO


                   The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

                   BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                   COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

                   Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

                   VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                   REPURCHASE AGREEMENTS. The Portfolio may agree to purchase Securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to a Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

                   ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations".

                   REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").


                   GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in ILLIQUID securities.


                   MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

                   STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

                   WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

                   ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (e.g., commercial paper rated "A-1" or "A-2" by S&P) (3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                   ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                   The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of all outstanding Shares representing interests in the Portfolio. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Money Market Portfolio will be achieved. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                   The Money Market Portfolio may not:

                          1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                          2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                          3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                          4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                   So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                          1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                          2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                          3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                        MUNICIPAL MONEY MARKET PORTFOLIO


                   The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Interest").

                   MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                   The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

                   The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                   Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                   Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                   The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                   Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                   TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

                   WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

                   STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-by Commitments."

                   ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market
Portfolio--Eligible Securities".


                   ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, FOR A MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES, SEE, "INVESTMENT OBJECTIVES AND POLICIES - PLANNING MARKET PORTFOLIO -ILLIQUID SECURITIES" AND See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                   The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                   The Municipal Money Market Portfolio may not:

                          1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation.

                          2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                          3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

                   In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

                   So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                   1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                   The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The

Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

                   Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares representing an interest in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 calendar days if such securities provide for adjustments in their interest rates not less frequently than every 397 calendar days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

                   REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

                   REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements." The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.

                   MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

                   Mortgage-related securities may include asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less.

                   One such type of mortgage-related security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage-Related Debt Securities" in the Statement of Additional Information.

                   Each of the mortgage-related securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

                   To compare the prepayment risk for various mortgage-related securities, various independent mortgage-related securities dealers publish average remaining life data using proprietary models. In making determinations concerning average remaining life of mortgage-related securities for the Portfolio, the investment adviser will rely on such data to evaluate the prepayment risk in a particular security except to the extent such data are deemed unreasonable by the investment adviser. The investment adviser might deem such data unreasonable if such data appeared to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage-related securities dealers.

                   LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

                   SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. A more detailed discussion of short sales is contained in the Statement of Additional Information.


                   ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES SEE "INVESTMENT OBJECTIVES AND POLICIES MONEY MARKET PORTFOLIO - ILLIQUID SECURITIES" AND "Investment Objectives and Policies-- Illiquid Securities" in the Statement of Additional Information.


                   The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved. The investment limitations summarized below may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                   The Government Obligations Money Market Portfolio may not:

                          1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                          2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

                          3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

                   The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 calendar days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for Federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.


                   MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies-- Municipal Money Market Portfolio MUNICIPAL OBLIGATIONS."


                   Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of Federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                   Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                   TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

                   WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

                   STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--^ Money Market Portfolio--Stand-by Commitments."

                   TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by

Moody's or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.


                   ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities" . For a more complete description of eligible securities, see "Investment OBJECTIVES AND POLICIES MONEY MARKET PORTFOLIO - ELIGIBLE SECURITIES AND "INVESTMENT Objectives and Policies" in the Statement of Additional Information.


                   SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee.

                   The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

                   Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by Standard and Poor's Corporation ("S&") and Moody's Investor Service, Inc. ("Moody's"). On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the shares. Some of the significant financial considerations relating to the Fund's investments in New York obligations are summarized in the Statement of Additional Information.


                   ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES, SEE "INVESTMENT OBJECTIVES AND POLICIES - MONEY MARKET PORTFOLIO - ILLIQUID SECURITIES" AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                   The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the New York Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the New

York Municipal Money Market will be achieved. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                   The New York Municipal Money Market Portfolio may not:

                          1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                          2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                   In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                   So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                   1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                   Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES

                   GENERAL. Delta Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Delta Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Delta Shares.

                   All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business

Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of 4:00 p.m. Eastern Time on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.

                   PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Delta Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Delta Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker.

                   Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

                   A broker may offer investors maintaining Accounts the ability to purchase Delta Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Delta Class designated by the investor as the "Primary Delta Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Delta Class at any time by so instructing his broker.

                   If a broker makes special arrangements under which orders for Delta Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                   DIRECT PURCHASES. An investor may also make direct investments at any time in any Delta Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Delta Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Delta Family" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

                   Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Delta Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank, National Association. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

                          A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the Delta Class selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

                          B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

                                   PNC Bank, N.A., Philadelphia, Pa.
                                   ABA-0310-0005-3.
                                   FROM:     (name of investor)
                                   ACCOUNT NUMBER: (investor's account number
                                                   with the Portfolio)
                                   FOR PURCHASE OF: (name of the Portfolio)
                                   AMOUNT:   (amount to be invested)

                          C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

                   RETIREMENT PLANS. Delta Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

                   Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

                   REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Delta Shares may redeem Delta Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all shares are redeemed, all accrued but unpaid dividends on those shares will be paid with the redemption proceeds.

                   An investor's brokerage firm will also redeem each day a sufficient number of Shares of the Primary Delta Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

                   Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

                   REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Delta Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee verifies the authenticity of your signature and the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 583-7719 to determine whether the entity that will guarantee the signature is on eligible guarantor.

                   Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE TO REDEEM SHARES BY TELEPHONE BECAUSE THE CERTIFICATES MUST ACCOMPANY THE REDEMPTION REQUEST. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800) 447-7719 (in Delaware call collect (302) 791-1153). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and of the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that it reasonably believes to be genuine.

                   The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

                   For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

                   REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE FOR THIS CHECK WRITING PRIVILEGE BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL REDEMPTION REQUESTS. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                   When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cash at other banks.

                   ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

                   The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Delta Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



                                 NET ASSET VALUE

                   The net asset value per share of each of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE IS closed on the customary national business holidays of New Year's Day, President's Day, Good Friday, Memorial
Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas
Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS ON WHICH THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)), VETERANS DAY AND COLUMBUS DAY. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


                   The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

                   With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


                                   MANAGEMENT

BOARD OF DIRECTORS


                   The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate NINETEEN separate investment portfolios. Each of the Delta Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER

                   PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-ADVISER for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp, a multi-bank holding company.

                   As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-ADVISER to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


                   For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

                   For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.

                   PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-advisor. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.


                   For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% of the average net assets of the Money Market Portfolio, .05% of the average net assets of the Municipal Money Market Portfolio, .30% of the average net assets of the Government Obligations Money Market Portfolio and 0% of the average net assets of the New York Municipal Money Market Portfolio. For that same year, PIMC waived approximately
 .17%, .28%, .12% and .35% of the average net assets of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.


ADMINISTRATOR

                   PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC will be entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

                   PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of

Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

                   The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                   The investment adviser has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

                   The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.

                             DISTRIBUTION OF SHARES

                   Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors Inc., with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Delta Classes of the Fund pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of each of the Delta Classes.

                   The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Delta Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Delta Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Contracts the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Delta Class on an Annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Delta Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                   Under each of the Distribution Contracts and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

                   Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Delta Class the fee agreed to under the relevant Distribution Contract. None of the Plans obligates the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan on behalf of the relevant Delta Class. Thus, under each of the Plans, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

                   The Plans in effect with respect to the Delta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios have been approved by the sole shareholder of each such Class. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Delta Class. The fee set forth above will be paid by the Fund on behalf of the relevant Delta Class to the Distributor unless and until the relevant Plan is terminated or not renewed.


                           DIVIDENDS AND DISTRIBUTIONS

                   The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Delta Class unless a shareholder elects otherwise.

                   The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.


                                      TAXES

                   The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

                   Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                   Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                   The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to Federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining Federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for Federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to Federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                   Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for Federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

                   The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

                   Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

                   An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

                   Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal and state income tax consequences described above.


                              DESCRIPTION OF SHARES


                   The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock (see " Description of Shares " in the Statement of Additional Information).

                   The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided which may effect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution Fee based on average daily net assets. A SALESPERSON or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE DELTA CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE DELTA CLASSES.

                   Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

                   The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                   Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


                   As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all of the classes of the Fund.


                   The Fund will issue share certificates for any of the Delta Shares only upon the written request of a shareholder sent to PFPC.

                                OTHER INFORMATION

REPORTS AND INQUIRIES

                   Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149).

                                  DELTA FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Delta Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio (formerly the Tax-Free Money Market Portfolio), the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Delta Family Prospectus of the Fund dated December 3, 1996, (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.


                                    CONTENTS

                                                                   Prospectus
                                                        Page          Page
                                                        ----       ----------

General.........................................           2            2
Investment Objectives and Policies .............           2            6
Directors and Officers..........................          32          N/A
Investment Advisory, Distribution and
  Servicing Arrangements........................          35           36
Portfolio Transactions..........................          40          N/A
Purchase and Redemption Information.............          42           29
Valuation of Shares.............................          42           35
Taxes...........................................          45           41
Description of Shares...........................          49           44
Additional Information Concerning Fund
  Shares........................................          51
Miscellaneous...................................          52          N/A
Appendix .......................................         A-1          N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Bedford Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio has firm commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such

Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for speculative purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

                  Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio involved.

                  The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b)
above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one NRSRO or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.

                  Some of the significant financial considerations relating to the New York Municipal Money Market Portfolio's investments in New York Municipal Obligations are summarized below. This summary information is derived principally from official statements released prior to the date of this Statement of Additional Information relating to issues of New York Municipal Obligations and does not purport to be a complete description of any of the considerations mentioned herein. The accuracy and completeness of the information contained in such official statements has not been independently verified.

                  STATE ECONOMY. New York is the second most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for approximately 41% of both the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. The recession has been more severe in the State, owing to a significant retrenchment in the financial services industry, cutbacks in defense spending, and an overbuilt real estate market. There can be no assurance that the State economy will not experience worse-than-predicted results in the 1993-94 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991. The total employment growth rate in the State has been below the national average since 1984, and in 1992 the unemployment rate rose to 8.5%. State per capita personal income for 1992 was $23,534, which is 18.6% above the 1992 national average of $19,841. Between 1970 and 1980, the percentage by which the State's per capita income exceeded that of the national average fell from 19.8% to 8.1%, and the State dropped from fifth to eleventh in the nation in terms of per capita income. However, since 1980, the State's rate of per capita income growth was greater than that of the nation generally and the State's rank improved to fourth in 1990 and remained fourth in 1991 and 1992. Some analysts believe that the decline in jobs in both the city and New York State is the result of State and local taxation, which is among the highest in the nation, and which may cause corporations to locate outside New York State. The current high level of taxes limits the ability of New York State and the city to impose higher taxes in the event of future difficulties.

                  STATE BUDGET. The State Constitution requires the Governor to submit to the Legislature a balanced Executive Budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the Executive Budget. The entire plan constitutes the proposed State Financial Plan for that fiscal year. The Governor submits to the Legislature, on at least a quarterly basis, reports of actual receipts, revenues, disbursements, expenditures, tax refunds and reimbursements, and repayment of advances in form suitable for comparison with the State Financial Plan, together with explanations of deviations from the State Financial Plan.

                  At such time, the Governor is required to submit any amendments to the State financial plan necessitated by such deviations. The third quarterly update to the 1992-93 State Financial Plan was submitted by the Governor on January 19, 1993. Such revision projected that the State will complete its 1992-93 fiscal year with a cash-basis General Fund positive margin of $184 million. This positive balance will be made available for income tax refunds in the 1993-94 fiscal year.

                  The Governor released the recommenced Executive Budget for the 1993-94 fiscal year on January 19, 1993 and amended it on February 18, 1993. The recommended 1993-94 State Financial Plan projected a balanced General Fund. General Fund receipts and transfers from other funds were projected at $31.556 billion, including $184 million expected to be carried over from the 1993-94 fiscal year. Disbursements and transfers to other funds were projected at $31.489 billion, not including a $67 million repayment to the State's Tax Stabilization Reserve Fund.

                  The 1993-94 State Financial Plan formulated on April 16, 1993 (the "1993-94 State Financial Plan"), following enactment of the State's 1993-94 budget, projected General Fund receipts and transfers from other funds at $32.367 billion and disbursements and transfers to other funds at $32.300 billion. Excess receipts of $67 million will be used for a required payment to the State's Tax Stabilization Reserve Fund. In comparison to the recommended 1993-94 Executive Budget, the 1993-94 State budget, as enacted, reflected increases in both receipts and disbursements in General Funds of $811 million.

                  There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

                  The 1993-94 State Financial Plan is based on a number of assumptions and projections. Because it is not possible to predict accurately the occurrence of all factors that may affect the 1993-94 State Financial Plan, actual results may differ and have differed materially in recent years, from projections made at the outset of a fiscal year. The 1993-94 State Financial Plan has been prepared on a cash basis and on the basis of generally accepted accounting principles ("GAAP") using the four GAAP defined governmental fund types: the General Fund, Special Revenue Funds, Capital Projects Funds and Debt Service Funds.

                  RECENT FINANCIAL RESULTS. During its 1989-90, 1990-91 and 1991-92 fiscal years, the State incurred cash-basis operating deficits, prior to the issuance of short-term tax and revenue anticipation notes, owing to lower-than-projected receipts, which it believes to have been principally the result of a significant slowdown in the New York and regional economy, and with respect to the 1989-90 fiscal year, changes in taxpayer behavior caused by the Federal Tax Reform Act of 1986.

                  The General Fund is the principal operating fund of the State. It receives all State income that is not required by law to be deposited in another fund which for the State's 1993-94 fiscal year, comprises approximately 52% of total projected governmental fund receipts.

                  General Fund receipts, excluding transfers from other funds, totalled $28.818 billion in the State's 1991-92 fiscal year (before repayment of $1.081 billion of deficit notes issued in its 1990-91 fiscal year and before issuance of $531 million in deficit notes to close the 1991-92 fiscal year General Fund cash basis operating deficit), and $29.950 billion in the State's 1991-92 fiscal year (before repayment of $531 million in deficit notes issued to close the State's 1991-92 fiscal year General Fund cash basis deficit). General Fund receipts in the State's 1993-94 fiscal year are estimated in the 1993-94 State Financial Plan at $30.765 billion. Taxes account for 96% of estimated 1993-94 General Fund receipts, with the balance comprised of miscellaneous receipts.

                  General Fund disbursements, exclusive of transfers to other funds, totalled $28.058 billion in the State's 1991-92 fiscal year and $29.068 billion in the State's 1992-93 fiscal year and are estimated to total $30.346 billion in the State's 1993-94 fiscal year.

                  The State's financial position as shown in its Combined Balance Sheet as of March 31, 1992 included an accumulated deficit in its combined governmental funds of $3.315 billion represented by liabilities of $14.166 billion and assets of $10.851 billion available to liquidate such liabilities.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term debt that may be so authorized and subsequently incurred by the State. The total amount of long-term State general obligation debt authorized but not issued as of March 3, 1993 was approximately $2.427 billion.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds form the sale of duly authorized but unissued bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State of New York also employs two other types of long-term financing mechanisms which are State-supported but are not general obligations of the State: moral obligation and lease-purchase or contractual-obligation financing.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The Legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of those long-term obligations, which will be amortized over no more than 30 years, is expected to result in eliminating the need for continuing short-term seasonal borrowing for those purposes. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified both the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. To date, LGAC has issued its bonds to provide net proceeds of $3.281 billion. LGAC has been authorized to issue its bonds to provide net proceeds of up to an additional $703 million during the State's 1993-94 fiscal year.

                  In April 1993, legislation was also enacted providing for significant changes in the long-term financing practices of the State and the Authorities.

                  The Legislature passed a proposed constitutional amendment that would permit the State, without a voter referendum but within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State funds dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would require that State debt be incurred only for capital projects included in a multi-year capital financing plan and would prohibit lease-purchase and contractual-obligation financing mechanisms for State facilities. The Governor and the Legislative leaders have indicated that public hearings will be held on the proposed constitutional amendment. Before becoming effective, the proposed constitutional amendment must first be passed again by the next separately elected Legislature and then approved by the voters at a general election, so that it could not become effective until after the general election in November 1995.

                  On March 26, 1990, Standard & Poor's Corporation ("S&P") downgraded New York State's (1) general obligation bonds from "AA-" to "A" and
(2) commercial paper from "A-1+" to "A-1". Also downgraded was certain of New York State's variously rated moral obligation, lease-purchase, guaranteed and contractual-obligation debt, including debt issued by certain New York State agencies. On August 27, 1990, S&P affirmed these ratings without change. On

June 6, 1990, Moody's changed its ratings on all the State's outstanding general obligation bonds from "A-1" to "A". On March 26, 1990, S&P changed its ratings of all the State's outstanding general obligations bonds from "AA-" to "A". On January 6, 1992, Moody's lowered from "A" to "Baa-1" the ratings on certain appropriation-backed debt of the State of New York and its agencies. Approximately two-thirds of the State's tax-supported debt is affected by Moody's rating action. Moody's stated that the more secure general obligation, state-guaranteed and LGAC bonds continue to be rated "A", but are placed under review for possible downgrade over the coming months. On January 13, 1992, S&P lowered its rating on $4.8 billion of New York State general obligation bonds to "A-" from "A". Various agency debt, state moral obligations, contractual obligations, lease-purchase obligations and state guarantees are also affected by S&P's action. Additionally, under S&P's minimum-rating approach, New York local school district debt will now carry a minimum rating of "A-" rather than "A" and school districts currently rated "A" are placed on CreditWatch with negative implications. In taking these rating actions, Moody's and S&P variously cited continued economic deterioration, chronic operating deficits, mounting GAAP fund balance deficits and the legislative stalemate in seeking permanent and structurally sound fiscal operations. On January 15, 1992, S&P took further action by lowering the rating on the claims-paying ability of the State of New York Mortgage Agency Mortgage Insurance Fund to "BBB+" from "A-" following the January 13, 1992 downgrade of New York State's general obligation bond rating to "A-".

                  The State anticipates that its borrowings for capital purposes in its 1993-94 fiscal year will consist of approximately $460 million in general obligation bonds and $140 million in new commercial paper issuances. In addition, it is anticipated that the State will issue $140 million in general obligation bonds for the purpose of redeeming outstanding bond anticipation notes. The Legislature has also authorized the issuance of up to $85 million in certificates of participation for equipment purchases and real property purposes during the State's 1993-94 fiscal year. The projection of the State regarding its borrowings for the 1993-94 fiscal year may change if actual receipts fall short of State projections or if other circumstances require.

                  Payments for principal and interest due on general obligation bonds, interest due on bond anticipation notes and on tax and revenue anticipation notes, and contractual-obligation and lease-purchase commitments were $1.783 billion and $2.045 billion in the aggregate, for New York State's 1991-92 and 1992-93 fiscal years, respectively, and are estimated to be $2.326 billion for the State's 1993-94 fiscal year. These figures do not include interest payable on either New York State General Obligation Refunding Bonds issued on July 30, 1992, to the extent that such interest is to be paid from an escrow fund established with the proceeds of such bonds or New York State's installment payments relating to the issuance of certificates of participation.

                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees. Three has never been a default on any moral obligation debt of any Authority.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central New York; (2) certain aspects of New York State's Medicaid policies and its rates and regulations, including reimbursements to providers of mandatory and optional Medicare services; (3) contamination in the Love Canal area of Niagara Falls;
(4) an action against New York State and New York city officials alleging inadequate shelter allowances to maintain proper housing; (5) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (6) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (7) a challenge to the methods by which New York State reimburses localities for the administrative costs of food stamp programs; (8) a challenge to New York State's possession of certain property taken pursuant to New York State's Abandoned Property Law; (9) an action, in which New York State is a third party defendant, for injunctive or other appropriate relief, concerning liability for the maintenance of stone groins constructed along certain areas of Long Island's shoreline; (10) the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to the state employee retirement system; (11) action by school districts and their employees challenging the constitutionality of Chapter 175 of the Laws of 1990 which deferred school district contributions to the public retirement system and reduced by like amount state aid to the school districts; (12) challenges to portions of Public Health law, which imposed a 13% surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans and portions of Chapter 55 of the Laws of 1992 requiring hospitals to impose and remit to the State an 11% surcharge on hospital bills paid by commercial insurers, and which required health maintenance organizations to remit to the State a surcharge of up to 9%; and (13) a challenge to provisions of the Public Health Law and implementing regulations that imposed a bad debt and charity care allowance on all hospital bills and a 13% surcharge on inpatient bills paid by employee welfare benefit plans.

                  A number of cases have also been instituted against the State challenging the constitutionality of various public authority financing programs. In SCHULZ, ET AL. V. STATE OF NEW YORK, a proceeding was commenced on April 29, 1991 in the Supreme Court, Albany County challenging the constitutionality of certain state bonding and financing programs authorized by Chapter 190 of the Laws of 1990. By opinion dated May 11, 1993, the Court of Appeals held that petitioners have standing as voters pursuant to Section 11 of
Article VII of the State but affirmed the order dismissing the proceeding on the ground of laches.

                  In a proceeding commenced on August 6, 1991 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County), petitioners challenge the constitutionality of two bonding programs of the New York State Thruway Authority authorizing by Chapters 166 and 410 of the Laws of 1991. The defendants' motion to dismiss the action on procedural grounds was denied by order of the Supreme Court dated January 2, 1992. By order dated November 5, 1992, the Appellate Division, Third Department, reversed the order of the Supreme Court and granted defendants' motion to dismiss on grounds of standing and mootness. The proceeding is pending.

                  In an action commenced on February 6, 1992 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County) plaintiffs seek a judgment declaring unconstitutional sections 1, 2, 3 and 10 of Chapter 220 of the Laws of 1990 which relate to the creation and operation of LGAC. On Mach 3, 1992 the Supreme Court, Albany County, granted defendants' motion for summary judgment in all respects and dismissed the complaint. On July 23, 1992 the Appellate Division, Third Department, modified and affirmed the judgment of the Supreme Court, holding that the plaintiffs lacked standing. By opinion dated May 11, 1993, the Court of Appeals denied plaintiffs' motion for leave to appeal and dismissed the litigation. The Court noted that plaintiffs had failed to plead standing as voters pursuant to Section 11 of Article VII of the State Constitution, and, thus, the motion for leave to appeal did not directly involve a substantial constitutional question.

                  In SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., commenced May 24, 1993, Supreme Court, Albany County, petitioners challenge, among other things, the constitutionality of, and seek to enjoin certain highway, bridge and mass transportation bonding programs of the New York State Thruway Authority and the Metropolitan Transportation Authority authorized by Chapter 56 of the Laws of 1933. Petitioners contend that the application of State tax receipts held in dedicated transportation funds to pay debt service on bonds of the Thruway Authority and of the Metropolitan Transportation Authority violates Section 8 and 11 of Article VII and Section 5 of Article X of the State Constitution and due process provisions of the State and Federal Constitutions. By order dated May 24, 1993, the Supreme Court temporarily enjoined the State from implementing the bonding programs of the Thruway Authority and Metropolitan Transportation Authority described above.

                  Several actions challenging the withholdings of pay from civil employees by the State have also been decided against the State. A settlement has been announced in the actions brought by certain health insurers and health maintenance organizations challenging the constitutionality of the State's statutory scheme relating to excess medical malpractice insurance premiums. The U.S. District Court for the Wester District of New York has approved a settlement and award to plaintiffs in various employment discrimination suits brought against the State and its agencies. A stipulation to dismiss an action involving the treatment provided at a state facility for the developmentally disabled has been filed by the involved parties and approved by order of the District Court.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1993-94 fiscal year or thereafter. Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1993-94 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. In its audited financial statements for the 1991-92 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $489 million. The State has stated its belief that the 1993-94 State Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 1993-94 fiscal year.

                  Although other litigation is pending against New York State, except as described above, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  THE AUTHORITIES. The fiscal stability of the State is related to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. As of September 30, 1992, the latest data available, there were 18 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $62.2 billion as of September 30, 1992, of which approximately $8.2 billion was moral obligation debt and approximately $17.1 billion was financed under lease-purchase or contractual-obligation financing arrangements.

                  Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This assistance is expected to continue to be required in future years. New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  Experience has shown that if an Authority suffers serious financial difficulties, both the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes may be adversely affected. The New York State Housing Finance Agency and the New York State Urban Development Corporation have in the past required substantial amounts of assistance from the State to meet debt service costs or to pay operating expenses. Further assistance, possibly in increasing amounts, may be required for these, or other, Authorities in the future. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York is closely related to the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City's independently audited operating results for each of its 1981 through 1992 fiscal years, which end on June 30, show a General Fund surplus reported in accordance with GAAP. The City has eliminated the cumulative deficit in its net General Fund position. In addition, the city's financial statements for the 1992 fiscal year received an unqualified opinion from the City's independent auditors, the tenth consecutive year the City has received such an opinion.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to public credit markets. The City was not able to sell short-term notes to the public again until 1979. Since 1981, the City has fully satisfied its seasonal financing needs with sales of short-term notes in the public credit markets ranging from $850 million in fiscal year 1985 to $1.2 billion in fiscal year 1989.

                  On February 11, 1991, Moody's lowered their rating on the city's general obligation bonds to "Baa-1" from "A". Moody's expressed doubts about whether the City's January 16, 1991 financial plan presents a "reasonable program to achieve budget balance in fiscal 1991 and 1992 and assure long-term structural integrity." Moody's stated "the enormity of the current problem, the severity of required expenditure cuts, the substantial revenue enhancements that will be require to achieve balance, the vulnerability to exogenous factors, and the extremely short time frame within which all this must be accomplished introduce substantial new risk to the city's short- and long-term credit outlook." On April 29, 1991, S&P downgraded New York city's outstanding $1.3 billion of general obligation revenue and anticipation notes from "SP-1" to "SP-2". S&P also announced a rating of "SP-2" for the City's offering of $1.25 billion of general obligation revenue anticipation notes. The lower ratings of S&P "reflect the City's aggravated short-term cash position for fiscal 1991, the unusually high level of total revenue anticipation note exposure resulting from the State's delay in passing its budget and distributing fiscal aid, and continued pressure on revenues and expenditures due to prevailing economic conditions." On April 30, 1991, Moody's assigned a rating of "MIG-2" to the same offering of $1.25 billion of general obligation revenue anticipation notes. Moody's stated that "although an increasingly strained financial outlook for both the City and the State complicates the State budget adoption process, this rating on revenue anticipation notes relies explicitly on the expectation that the State is fully cognizant of the consequences of further untimely delays in state budget adoption and will act responsibly. Failure of the State to find a timely resolution to the budget process will have sever implications for the normal financial performance of New York City and other local governments in New York State." On October 7, 1991, Moody's again assigned a "MIG-2" rating to New York City's $1.25 billion of revenue anticipation notes, fiscal 1992, Series A.

                  Moody's stated in its January 6, 1992 downgrade of certain New York State obligations that while such action did not directly affect the bond ratings of local governments in New York State, the impact of the State's fiscal stringency on local government bond ratings will be assessed on a case-by-case basis. On June 22, 1992, Moody's gave its MIG-1 rating tot he city's $1.4 billion revenue anticipation notes and tax anticipation notes citing New York City's "markedly improved" short-term credit position.

                  On July 6, 1993, S&P reaffirmed the city's "A-" rating on $20.4 billion of general obligation bonds stating that "the City has identified additional gap-closing measures that have recurring value and will reduce next year's budget gap... by approximately $400 million." Officials at Moody's also indicated that there were no plans to alter its "Baa1" rating on the city's general obligation bonds.

                  New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the city to make up its budget deficits. To help alleviate the city's financial difficulties, the Legislature credited the Municipal Assistance Corporation ("MAC") in 1975. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. As of September 30, 1991, MAC had outstanding an aggregate of approximately $6.471 billion of its bonds. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. Under its enabling legislation, MAC's authority to issue bonds and notes (other than refunding bonds and notes) expired on December 31, 1984. Legislation has been passed by the Legislature which would, under certain conditions, permit MAC to issue up to $1.465 billion of additional bonds.

                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

         1993-1996 FINANCIAL PLAN

                  On June 11, 1992, the City submitted to the Control Board a new four-year financial plan covering fiscal years 1993 through 1996 ("the 1993-1996 Financial Plan"). The 1993-1996 Financial Plan is based on the City's adopted expense budget for fiscal year 1993, which includes actions to close a previously projected gap of approximately $1.2 billion. The 1993-1996 Financial Plan projected a balanced budget for fiscal year 1993 based upon revenues of $29.508 billion, but budget gaps of $1.6 billion, $1.7 billion and $2.3 billion in fiscal years 1994, 1995, and 1996, respectively. The 1993-1996 Financial Plan proposes to eliminate these gaps through a program of City, State and Federal actions.

                  On February 9, 1993, the City issued a modification to the 1993-1996 Financial Plan (the "February Modification"). After taking into account potential higher labor costs based upon a labor agreement reached in January and various other re-estimates of revenues and expenditures, the February Modification projected a balanced budget for fiscal year 1993, based upon revenues of $30.367 billion. The February Modification projected budget gaps in the subsequent years that are substantially larger than those projected in the 1993-1996 Financial Plan. Among the reasons for the larger gaps are lower estimates of real property tax revenues, higher estimates of labor costs deriving from the labor settlement reached in January and increased projections of spending for the Board of Education. Taking these and other developments into account, the February Modifications projected budget gaps for fiscal years 1994, 1995 and 1996 of $2.1 billion, $3.1 billion and $3.8 billion, respectively. The February Modification included resources from additional City, State and federal actions to offset these larger gaps.

                  On March 25, 1993, the staff of the Control Board issued a report on the February Modification. The staff concluded that, while the City will balance its budget in fiscal 1993, the February Modification does not make progress towards establishing structural balance with a revenue base sufficient to sustain a stable level of services. After taking into account what the staff considered to be the achievable elements of the City's gap-closing program, the report identified risks of approximately $1.0 billion, $1.9 billion, $2.3 billion and $2.6 billion in fiscal years 1994 through 1997, respectively. The report identified these major risks as actions that require State or federal approval; unspecified City gap-closing actions; risks associated with the City's revenue and expenditure estimates, including lower-than-planned revenues from the City lottery and higher-than-planned overtime costs; proposed Board of Education expenditure reductions; and the proposed sale of certain property tax receivables. In addition, the report explored issues related to the growth of the City's substantial debt-service burden and personal-services budget, and noted that the City's property tax forecast may need further reduction.

                  On May 3, 1993, the Mayor released his Executive Budget for fiscal year 1994 and revised projections for fiscal years 1993 through 1997 (the "Revised Financial Plan"). The Revised Financial Plan projects a balanced budget for fiscal year 1993 based upon revenues of $30.659 billion, after the prepayment in fiscal year 1993 of $345 million in expenditures previously planned for fiscal year 1994. After taking the prepayment into account, the Revised Financial Plan also projects a balanced budget for fiscal year 1994 based upon revenues of $31.399 billion. Budget balance in that year is dependent upon the success of the Revised Plan's fiscal year 1994 revenue enhancement and cost reduction program, the major elements of which include agency initiatives valued at $791 million, the receipt of $530 million of anticipated but as yet unidentified State and federal aid, and the completion for a sale of real estate tax receivables which is expected to generate $215 million. For City fiscal years 1995, 1996 and 1997, the Revised Financial Plan projects gaps of $1.7 billion, $2.2 billion and $2.6 billion, respectively, after taking into account the recurring impact of the fiscal year 1994 revenue enhancement and cost reduction program. The Revised Financial Plan proposes to close these gaps through a combination of city, State and federal actions.

                  On June 4, 1993, OSDC issued a report on the Revised Financial Plan. The report concluded that budget balance for fiscal year 1994 will be difficult to achieve. The report found that expenditures could be $280 million higher, due to higher estimates for payments to the Health and Hospitals Corporation (HHC) and for overtime in the uniformed services. In addition, the report noted that revenues could be $111 million lower, in part, because it is unlikely that resources from a sale or restructuring of the Off-Track Betting Corporation will be realized as planned. The report also found that much of the anticipated budget relief of $530 million from the federal and State governments was unlikely to materialize and that it was uncertain whether the City would be able to realize a one-time gain of $215 million from the proposed sale of certain real estate tax receivables.

                  For fiscal years 1995 through 1997, the OSDC report found that the budget gaps faced by the City could be greater than in the Revised Financial Plan by $345 million in fiscal year 1995, $350 million in fiscal year 1996 and $322 million in fiscal year 1997. These estimates reflect higher payments to HHC and the expectation that receipts from a City-run lottery will not materialize. The report noted that the Revised Financial Plan makes no provision for collective bargaining costs after the expiration for current contracts in mid-fiscal year 1995 and estimated that each annual wage increase of one percent would cause the projected budget gaps to widen by $56 million, $209 million and $363 million in fiscal years 1995 through 1997, respectively. Finally, the report concluded that with City spending growing faster than revenues, the challenge of balancing future budgets is formidable.

                  On June 13, 1993, the City Council adopted a budget for fiscal year 1994 which projects balanced operations based upon revenues of $31,269 billion (the "Adopted Budget"). The Adopted Budget eliminates $300 million of anticipated aid from the State and federal governments that was included in the Revised Financial Plan as it related to fiscal year 1994. The impact of the elimination is offset in the Adopted Budget by a larger program of agency spending reductions and revenue enhancements, as well as various re-estimates of revenues and expenditures.

                  On June 23, 1993, the City submitted to the Control Board a fourth quarter modification to the Revised Financial Plan as it relates to fiscal year 1993. The modification projects a balanced budget based on revenues of $30,653 billion after taking into account a discretionary transfer of surplus fiscal year 1993 funds to fiscal year 1994. The modification also includes an unallocated reserve of $40 million, which the City believes should be adequate to provide for any adjustments required by the year-end audit of its fiscal year 1993 operating results. Such audited results are expected to be known on or about October 31, 1993.

                  The City is expected to submit to the Control Board a four-year Financial Plan covering fiscal years 1994 through 1997 based on the Adopted Budget. OSDC and the staff of the Control Board are expected to issue reports commenting on their reviews of that Financial Plan.

                  Estimates of the City's revenues and expenditures are based on numerous assumptions and subject to various uncertainties. If expected Federal or New York State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from New York State.

         BORROWINGS

                  The City requires certain amounts of financing for seasonal and capital spending purposes. The City has issued $1.4 billion of notes for seasonal financing purposes during its 1993 fiscal year and expects this amount will be sufficient for the year. The City's capital financing program projects long-term financing requirements of approximately $16.8 billion for the City's fiscal years 1994 through 1997 for the construction and rehabilitation of the City's infrastructure and other fixed assets. The major capital requirements include expenditures for the City's water supply system, sewage and waste disposal systems, roads, bridges, mass transit, schools and housing. In addition to financing for new purposes, the City and the New York City Municipal Water Finance Authority have issued refunding bonds totalling $3.6 billion.

         OTHER LOCALITIES

                  Certain localities in addition to New York City could have financial problems leading to requests for additional State assistance during the State's 1993-1994 fiscal year and thereafter. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements in the State's 1993-1994 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor of the State Legislature to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

         CERTAIN MUNICIPAL INDEBTEDNESS

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1991, the total indebtedness of all localities in the State was approximately $32.2 billion, of which $16.8 billion was debt of New York City (excluding $6.7 billion in MAC debt); a small portion (approximately 39.0 million) this indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1991.

                  In 1992, an unusually large number of local government units requested authorization for deficit financing. According to the Comptroller, ten local government units have been authorized to issue deficit financing in the aggregate amount of $131.1 million. The current session of Legislature may receive as many or more requests for deficit-financing authorizations as a result of deficits previously incurred by local governments. Although the Comptroller has indicated that the level of deficit financing requests is unprecedented, such developments are not expected to have a material adverse effect on the financial condition of the State.

                  Certain proposed Federal expenditure reductions would reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities to increase local revenues to sustain those expenditures. If the State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. The longer-range potential problems of declining urban population, increasing expenditures, and other economic trends could adversely affect certain localities and require increasing State assistance in the future.


INVESTMENT LIMITATIONS.

         MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

                  (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                  (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                  (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                  (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                  (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                  (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                  (7) purchase or sell commodities or commodity contracts;

                  (8) invest in oil, gas or mineral exploration or development programs;

                  (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                  (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                  (11) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares the Portfolio are represented at the meeting in person or by proxy.

                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                  1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and
         (iv) above will be approved or ratified by the Board of Directors.

                  2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                  1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

                  2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                  3. Act as an underwriter.

                  4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:

                  (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                  (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                  (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                  (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                  (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                  (6) purchase or sell commodities or commodity contracts;

                  (7) invest in oil, gas or mineral exploration or development programs;

                  (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                  (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                  (10) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax and does not constitute an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio affected are represented at the meeting in person or by proxy.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.


                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                  In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:


                                                                              Principal Occupation
Name, Address and Age                    Position with Fund                   During Past Five Years
---------------------                    ------------------                   ----------------------


Arnold M. Reichman - 48*                 Director                             Since 1986, Managing
466 Lexington Avenue                                                          Director and Assistant
New York, NY  10017                                                           Secretary, E.M. Warburg,
                                                                              Pincus & Co., Inc.; Since
                                                                              1990, Chief Executive
                                                                              Officer and since 1991,
                                                                              Secretary, Counsellors
                                                                              Securities Inc.; Officer
                                                                              of various investment
                                                                              companies advised by
                                                                              Warburg, Pincus
                                                                              Counsellors, Inc.

Robert Sablowsky - 58**                  Director                             Since 1985, Executive
14 Wall Street                                                                Vice President of
New York, NY  10005                                                           Gruntal & Co., Inc.,
                                                                              Director, Gruntal & Co.,
                                                                              Inc. and Gruntal
                                                                              Financial Corp.


Francis J. McKay - 60                    Director                             Since 1963, Executive
7701 Burholme Avenue                                                          Vice President, Fox
Philadelphia, PA  19111                                                       Chase Cancer Center
                                                                              (Biomedical research and
                                                                              medical care).


Marvin E. Sternberg - 62                 Director                             Since 1974, Chairman,
937 Mt. Pleasant Road                                                         Director and President,
Bryn Mawr, PA  19010                                                          Moyco Industries, Inc.
                                                                              (manufacturer of dental
                                                                              supplies and precision
                                                                              coated abrasives); Since
                                                                              1968, Director and
                                                                              President, Mart MMM, Inc.
                                                                              (formerly Montgomeryville
                                                                              Merchandise Mart, Inc.),
                                                                              Mart PMM, Inc. (formerly
                                                                              Pennsauken Merchandise
                                                                              Mart, Inc.) (shopping
                                                                              centers); and Since
                                                                              1975, Director and
                                                                              Executive Vice President,
                                                                              Cellucap Mfg. Co., Inc.
                                                                              (manufacturer of
                                                                              disposable headwear).

Name, Address and Age                    Position with Fund                   During Past Five Years
---------------------                    ------------------                   ----------------------

Julian A. Brodsky - 63                   Director                             Director, Vice Chairman
1234 Market Street                                                            Comcast Corporation;
16th Floor                                                                    Director, Comcast
Philadelphia, PA 19107-3723                                                   Corporation; Director,
                                                                              Comcast Cablevision of Philadelphia
                                                                              (cable television and
                                                                              communications) Nextel
                                                                              (Wireless Communications).

Donald van Roden - 72                    Director                             Self-employed
1200 Old Mill Lane                                                            businessman.  From
Wyomissing, PA  19610                                                         February 1980 to March
                                                                              1987, Vice Chairman,
                                                                              SmithKline Beckman
                                                                              Corporation
                                                                              (pharmaceuticals);
                                                                              Director, AAA
                                                                              Mid-Atlantic (auto
                                                                              service); Director,
                                                                              Keystone Insurance Co.


Edward J. Roach - 72                     President and Treasurer              Certified Public
Suite 152                                                                     Accountant; Vice
Bellevue Park Corporate                                                       Chairman of the Board,
  Center                                                                      Fox Chase Cancer
103 Bellevue Parkway                                                          Center; Vice President
Wilmington, DE  19809                                                         and Trustee, Pennsylvania
                                                                              School for the Deaf;
                                                                              Trustee, Immaculata
                                                                              College; Vice President
                                                                              and Treasurer of various
                                                                              investment companies
                                                                              advised by PNC Bank,
                                                                              Institutional Management
                                                                              Corporation.

Name, Address and Age                    Position with Fund                   During Past Five Years
---------------------                    ------------------                   ----------------------

Morgan R. Jones - 57                     Secretary                            Partner, the law firm of
1100 PNB Bank Building                                                        Drinker Biddle & Reath,
Broad and Chestnut Streets                                                    Philadelphia,
Philadelphia, PA 19107                                                        Pennsylvania (formerly,
                                                                              Chairman and Chief
                                                                              Executive Officer);
                                                                              Director, Rocking Horse Child Care
                                                                              Centers of America, Inc.


-------------------------

* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Gruntal & Co., Inc., a broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman Currently Donald Von Roden receives an additional $5,000 for his services.

                  ------ For the year ended August 31, 1996 EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation FROM THE FUND IN THE FOLLOWING AMOUNTS:

                         Directors                 Compensation
                         ---------                 ------------

                         JULIAN BRODSKY              $12,525
                         FRANCIS J. MCKAY             15,975
                         MARVIN E. STERNBERG          16,725
                         DONALD VAN RODEN             21,025


On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Bank, National Association Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the sub-ADVISER to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, and the Fund's custodian, PNC Bank ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.



          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank, and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."

                  For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $4,174,375 IN ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $190,687 IN ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $1,638,622 IN ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND WAIVED ALL OF THE INVESTMENT ADVISORY FEES PAYABLE TO IT OF $2,709 WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. DURING THE SAME YEAR, PIMC WAIVED $ 3,527,715 OF ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $671,811 OF ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND $268,017 OF ADVISORY FEES WITH RESPECT TO THE NEW YORK MUNIICIPAL MONEY MARKET PORTFOLIO.FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $2,274,697 in advisory fees with respect to the Money Market Portfolio, $67,752 in advisory fees with respect to the Municipal Money Market Portfolio, $780,122 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $187,660 with respect to the New York Municipal Money Market Portfolio. During the same year, PIMC waived $2,589,882 of advisory fees with respect to the Money Market Portfolio, $1,041,321 of advisory fees with respect to the Municipal Money Market Portfolio, $398,363 of advisory fees with respect to the Government Obligations Money Market Portfolio. For the year ended August 31, 1994, PIMC received (after waivers) $1,947,768 in advisory fees with respect to the Money Market Portfolio, $7,733 in advisory fees with respect to the Municipal Money Market Portfolio, $580,435 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $193,386 with respect to the New York Municipal Money Market Portfolio under its Advisory Contract with the Fund. During the same year, PIMC waived $2,255,986 of advisory fees with respect to the Money Market Portfolio, $1,091,646 of advisory fees with respect to the Municipal Money Market Portfolio, $461,938 of advisory fees with respect to the Government Obligations Money Market Portfolio.


                  As required by various state regulations, PIMC will reimburse the Fund or a Portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1-1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.


                  The Advisory Contracts were each most recently approved July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market

Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by Shareholders at a special meeting held on December 22, 1989. The Advisory Contract was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank, (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next

$50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, National Association, serves as the transfer and dividend disbursing agent for the Fund's Delta Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Delta Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Delta Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements dated as of November 5, 1991 entered into by the Distributor and the Fund on behalf of each of the Delta Classes, (collectively, the "Distribution Contracts") and separate Plans of Distribution for each of the Delta Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of each of the Delta Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.


                  Each of the Plans relating to the Delta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was most recently approved for continuation on July 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). Each of the Plans relating to the Delta Class of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was approved by the sole shareholder of each Delta Class on November 5, 1991.


                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Delta Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Delta Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, has an indirect interest in the operation of the Plans by virtue of his position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.

                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because all Portfolios intend to purchase only securities with remaining maturities of 397 calendar days or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank, National Association or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank, National Association are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank, National Association or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank, National Association not participate in or benefit from the sale to a Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                               VALUATION OF SHARES

                  The Fund intends to use its best efforts to maintain the net asset value of each of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of a Portfolio. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 P.M. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE or the FRB, or both, are closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day (observed).

                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular Federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                   Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 31% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions in the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                           DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class
E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common Stock (N/I MICROCAP),50 million shares are classified as Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100
MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS

LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Classes Epsilon 1, Epsilon 2, Epsilon 3, and Epsilon 4 Common Stock constitute the Epsilon Family Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fifteen separate "families": the RBB FAMILY, the Cash Preservation Family, the

Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, THE N/I FAMILY, THE BOSTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios. The Warburg Pincus Family represents interests in the Growth & Income Fund, Balanced Fund and Tax Free Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE
N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKETS PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTERESTS IN ONE NON-MONEY MARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand, L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation Classes, the Sansom Street Family, the Bedford Family and the Bradford Family which have been audited by Coopers & Lybrand L.L.P. as set forth in their reports, which also appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation Classes, the Sansom Street Family, the Bedford Family and the Bradford Family, are incorporated herein and made a part hereof in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                  CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------


RBB Money Market Portfolio             Luanne M. Garvey and Robert J. Garvey                         12.7
(Class E)                              2729 Woodland Avenue
                                       Trooper, PA  19403

                                       HAROLD T. Erfer                                               13.0
                                       414 Charles Lane
                                       Wynnewood, PA  19096

                                       KAREN M. McElhinny and Contribution Account                   16.9
                                       4943 King Arthur Drive
                                       Erie, PA  16506

                                       JOHN Robert Estrada and                                       16.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX  76018

                                       ERIC Levine and Linda & Howard Levine                         29.6
                                       67 Lanes Pond Road
                                       Howell, NJ  07731

RBB Municipal Money Market             William B. Pettus Trust                                       11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO  63021-6635

                                       SEYMOUR Fein                                                  88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY  10457-0486

CASH Preservation Money Market         JEWISH Family and Children's                                  56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA  19103

                                       LYNDA R. Succ Trustee for in Trust under                      12.3
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO  63104

                                       THERESA M. PALMER                                              6.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

CASH Preservation Municipal Money      Kenneth Farwell and Valerie                                   11.1
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO  63107

                                       GARY L. LANGE and                                             10.4
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       St. CHARLES, MO  63309

                                       ANDREW DIEDERICH AND DORIS DIEDERICH                           6.1
                                       1003 LINDENMAN
                                       DES PERES, MO 63131

                                       MARCELLA L. Haugh Caring TR DTD                               15.3
                                       8/12/91
                                       40 Plaza Square
                                       Apt. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                                 8.2
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122
                                       GWENDOYLN HAYNES                                               5.2
                                       2757 GEYER
                                       ST. LOUIS, MO

                                       SAVANNAH THOMAS Trust                                          5.2
                                       230 MADISON AVE.
                                       ROCK HILL, MD 63119

SANSOM Street Money Market Portfolio   Wasner & Co.                                                  16.6
(Class I)                              FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113

                                       SAXON and Co.                                                 74.8
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182

                                       ROBERTSON Stephens & Co.                                       8.6
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                            100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                            100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.                 5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT
                                       625 MADISON AVE., 4TH FLOOR                                    5.0
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master Retirement Trust                         10.2
(Class U)                              303 South Temple Drive
                                       Diboll, TX  75941

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.                 16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                      9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730

                                       C S FIRST BOSTON PENSION FUND                                 10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI

                                       SC JOHNSON & SON, INC. RETIREMENT PLAN                        13.3
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND
                                       8650 FLAIR DRIVE                                               6.3
                                       E. MONTE, CA  96731-3011

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

BEA Emerging Markets Equity            Wachovia Bank North Carolina Trust for Carolina               15.7
Portfolio (Class V)                    Power & Light Co. Supplemental Retirement Trust
                                       301 N. Main Street
                                       Winston-Salem, NC  27101

                                       WACHOVIA BANK OF NORTH CAROLINA                                5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                        30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES RETIREMENT SYSTEM                   10.8
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR  72201

                                       NORTHERN Trust                                                12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675

                                       AMHERST H. Wilder Foundation                                   5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

BEA US Core Equity Portfolio           Bank of New York                                              45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY  10286

                                       WERNER & Pfleiderer Pension                                    7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ  07446

                                       WASHINGTON HEBREW CONGREGATION                                11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                                    6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

BEA US Core Fixed Income Portfolio     New England UFCW & Employers' Pension Fund Board              24.5
(Class Y)                              of Trustees
                                       161 Forbes Road, Suite 201
                                       Braintree, MA  02184

                                       W.M. BURKE REHABILITATION                                      5.4
                                       HOSPITAL INC.
                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605

                                       PATTERSON & Co.                                                8.9
                                       P.O. Box 7829
                                       Philadelphia, PA  19102

                                       MAC & CO                                                       6.9
                                       FAO 176-655
                                       ROBF1766552
                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

                                       BANK OF NEW YORK                                               9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286

                                       CITIBANK NA                                                   12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income Portfolio      Sunkist Master Trust                                          36.0
(Class Z)                              14130 Riverside Drive
                                       Sherman Oaks, CA  91423

                                       PATTERSON & CO.                                               25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101

                                       KEY Trust Co. of Ohio                                         20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202-1559

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       MARY E. MORTEN                                                 6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017
                                       ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio      William A. Marquard                                           37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY  40311

                                       ARNOLD Leon                                                   12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008

                                       IRWIN Bard                                                     6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                      5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123

N/I MICRO CAP FUND                     CHARLES SCHWAB & CO. INC.                                     15.8
(Class FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       CHASE MANHATTAN BANK                                          27.1
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                                   5.6
                                       c/o FIDUCIARY TRUST CO. INTL
                                       P. O. Box 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                     21.2
(CLASS GG)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       U S EQUITY INVESTMENT PORTFOLIO LP                            18.7
                                       C/O ASSET MANAGEMENT ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447

                                       BANK OF New York                                               9.8
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE FUND (CLASS HH)   CHARLES SCHWAB & CO. INC.                                     24.4
                                       SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott Money Market   JANNEY Montgomery Scott                                        100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

Janney Montgomery Scott Municipal      JANNEY Montgomery Scott                                        100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
MARKET)

Janney Montgomery Scott Government     JANNEY Montgomery Scott                                        100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT               Philadelphia, PA  19103-1675
OBLIGATIONS MONEY)

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

Janney Montgomery Scott New York       JANNEY Montgomery Scott                                       100
Municipal Money Market Portfolio       1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)    Philadelphia, PA  19103-1675


         As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX


DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                           AAA-Debt rated AAA has the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                           AA-Debt rated AA has a very strong capacity to pay
                  interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

                           Aaa-Bonds that are rated Aaa are judged to be of the
                  best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                           Aa-Bonds that are rated Aa are judged to be of high
                  quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated AA. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PROSPECTUS

THE GAMMA FAMILY


MONEY MARKET PORTFOLIO

-----------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO

-----------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO

-----------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO



                                                                DECEMBER 3, 1996

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                             TABLE OF CONTENTS
                                                                     Page
                                                                     ----


INTRODUCTION .......................................................    2

FINANCIAL HIGHLIGHTS ...............................................    6

INVESTMENT OBJECTIVES AND POLICIES .................................    6

PURCHASE AND REDEMPTION OF SHARES ..................................   28

NET ASSET VALUE ....................................................   34

MANAGEMENT .........................................................   35

DISTRIBUTION OF SHARES .............................................   38

DIVIDENDS AND DISTRIBUTIONS ........................................   40

TAXES ..............................................................   40

DESCRIPTION OF SHARES ..............................................   43

OTHER INFORMATION ..................................................   44




                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                        ADMINISTRATOR AND TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware

                                     COUNSEL
                        Ballard Spahr Andrews & Ingersoll

                           Philadelphia, Pennsylvania

                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                THE GAMMA FAMILY
                                       OF
                               THE RBB FUND, INC.

                  The Gamma Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares of such classes (collectively, the "Gamma Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (collectively, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

                           MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

                           MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                           GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

                  AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


                  PNC Institutional Management Corporation serves as investment adviser for the Fund, PNC Bank, National Association ("PNC BANK") serves as sub-ADVISER for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, and serves as custodian for the Fund, PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. acts as distributor for the Fund.

                  This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.


                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                     December 3, 1996

                                  INTRODUCTION



                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland ON FEBRUARY 29, 1988 AND IS currently operating or proposing to operate NINETEEN separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Gamma Classes") offered by this Prospectus represents interests in one of the following of such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.


                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

                  The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.

                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

                  The Fund's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and serves as custodian to the Fund, and PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolio and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.

                  An investor may purchase and redeem Shares of any of the Gamma Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  An investment in any of the Gamma Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

                  For more detailed information of how to purchase or redeem Gamma Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."

FEE TABLE


ESTIMATED ANNUAL FUND OPERATING EXPENSES (GAMMA CLASSES)
  AFTER EXPENSE REIMBURSEMENTS AND WAIVERS (2)


                                                           GOVERNMENT       NEW YORK
                                           MUNICIPAL      OBLIGATIONS      MUNICIPAL
                          MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                          ------------    ------------    ------------    ------------

Management fees (after
 waivers)(1).............     .20%            .05%           .30%               0%
12b-1 fees (after
 waivers)(1).............     .55             .55            .57              .51
Other Expenses (after
 reimbursements).........     .22             .24            .105             .27
Total Fund Operating
 Expenses (Gamma
 Classes) (after
 waivers and
 reimbursements).........     .97%            .84%           .975%            .78%
                             =====            ====           =====            ====

(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) BEFORE EXPENSE REIMBURSEMENTS AND WAIVERS FOR THE MONEY MARKET PORTFOLIO, MUNICIPAL MONEY MARKET PORTFOLIO, GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO, MANAGEMENT FEES WOULD BE .31%,
 .33%, % AND .35%, RESPECTIVELY; 12B-1 FEES WOULD BE .55%, .55%, .57% AND .51%,
RESPECTIVELY; OTHER EXPENSES WOULD BE .22%, .24%, .11% AND .28%, RESPECTIVELY AND TOTAL FUND OPERATING EXPENSES WOULD BE 1.14%, 1.12%, 1.10% AND 1.14%, RESPECTIVELY.


EXAMPLE

                  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                            1 Year   3 Year   5 Years   10 Years
                            ------   ------   -------   --------

Money Market*...........     $10      $31       N/A        N/A
Municipal Money
 Market*................     $ 9      $27       N/A        N/A
Government Obligations
 Money Market*..........     $10      $31       N/A        N/A
New York Municipal
 Money Market...........     $ 8      $25       N/A        N/A

*   Other classes of these Portfolios are sold with different fees and expenses.

                  THE EXAMPLE IN THE FEE TABLE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED AND THAT THE AMOUNTS LISTED UNDER "ANNUAL FUND OPERATING EXPENSES (GAMMA CLASSES) AFTER EXPENSE REIMBURSEMENTS AND WAIVERS" REMAIN THE SAME IN THE YEARS SHOWN. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Gamma Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-ADVISER" and "Distribution of Shares" below.) The expense figures are based on estimated costs and estimated fees expected to be charged to the Gamma Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.


                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal, New York State and New York City personal income taxes at stated rates.

                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Gamma Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Gamma Classes are not reflected in the yields of the Gamma Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Gamma Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."



                              FINANCIAL HIGHLIGHTS

NO FINANCIAL DATA IS SUPPLIED FOR THE PORTFOLIOS BECAUSE, AS OF THE DATE OF THIS PROSPECTUS, THE PORTFOLIOS HAD NO PERFORMANCE HISTORY.


                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO


                  The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

                  BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks.

Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization (NRSRO"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

                  Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

                  VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to a Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

                  ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit care receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purpose. See "Investment Limitations."

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

                  MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

                  WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (e.g., commercial paper rated "A-1" or "A-2" by S&P), (3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities, and (4) that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of all outstanding Shares representing interests in the Portfolio. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Money Market Portfolio will be achieved. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Money Market Portfolio may not:

                           1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                           2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the

         Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                           4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                        MUNICIPAL MONEY MARKET PORTFOLIO


                  The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Interest").

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                  The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                  Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor

(usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-by Commitments."

                  ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market
Portfolio--Eligible Securities.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES, SEE, "INVESTMENT OBJECTIVES AND POLICIES - MONEY MARKET PORTFOLIO -ILLIQUID SECURITIES" AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Municipal Money Market Portfolio may not:

                           1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation.

                           2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.


                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                  The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

                  Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares representing an interest in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 calendar days if such securities provide for adjustments in their interest rates not less frequently than every 397 calendar days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements." The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.

                  MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

                  Mortgage-related securities may include asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less.

                  One such type of mortgage-related security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage-Related Debt Securities" in the Statement of Additional Information.

                  Each of the mortgage-related securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

                  To compare the prepayment risk for various mortgage-related securities, various independent mortgage-related securities dealers publish average remaining life data using proprietary models. In making determinations concerning average remaining life of mortgage-related securities for the Portfolio, the investment adviser will rely on such data to evaluate the prepayment risk in a particular security except to the extent such data are deemed unreasonable by the investment adviser. The investment adviser might deem such data unreasonable if such data appeared to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage-related securities dealers.

                  LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

                  SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. A more detailed discussion of short sales is contained in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES SEE "INVESTMENT OBJECTIVES AND POLICIES - MONEY MARKET PORTFOLIO - ILLIQUID SECURITIES AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved. The investment limitations summarized below may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.


                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

                  The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 calendar days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for Federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.


                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio - MUNICIPAL OBLIGATIONS."

                  Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of Federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--^ Money Market Portfolio--Stand-by Commitments."

                  TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.


                  ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities". For a more complete description of eligible securities, see "Investment OBJECTIVES AND POLICIES--MONEY MARKET PORTFOLIO--ELLIGIBLE SECURITIES" AND "INVESTMENT Objectives and Policies" in the Statement of Additional Information.


                  SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee.

                  The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

                  Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by standard & Poor's Corporation ("S&P") and Moody's Investor Service, Inc. ("Mood's"). On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the shares. Some of the significant financial considerations relating to the Fund's in vestments in New York Obligations are summarized in the Statement of Additional Information.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION
OF ILLIQUID SECURITIES, SEE "INVESTMENT OBJECTIVES AND POLICIES--MONEY MARKET PORTFOLIO--ILLIQUID SECURITIES AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the New York Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the New York Municipal Money Market will be achieved. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The New York Municipal Money Market Portfolio may not:

                           1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES


                  GENERAL. Gamma Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Gamma Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Gamma Shares.

                  All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m.

Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of 4:00 p.m. Eastern Time on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.

                  PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Gamma Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Gamma Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker.

                  Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

                  A broker may offer investors maintaining Accounts the ability to purchase Gamma Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Gamma Class designated by the investor as the "Primary Gamma Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Gamma Class at any time by so instructing his broker.

                  If a broker makes special arrangements under which orders for Gamma Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                  DIRECT PURCHASES. An investor may also make direct investments at any time in any Gamma Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Gamma Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Gamma Family" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

                  Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Gamma Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank, National Association. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

                           A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the Gamma Class selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

                           B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the
         Custodian:

                                    PNC Bank, N.A, Philadelphia, Pa.
                                    ABA-0310-0005-3.
                                    FROM:   (name of investor)
                                    ACCOUNT NUMBER: (investor's account number with the Portfolio)
                                    FOR PURCHASE OF: (name of the Portfolio)
                                    AMOUNT: (amount to be invested)

                           C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

                  RETIREMENT PLANS. Gamma Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

                  Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

                  REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Gamma Shares may redeem Gamma Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all shares are redeemed, all accrued but unpaid dividends on those shares will be paid with the redemption proceeds.

                  An investor's brokerage firm will also redeem each day a sufficient number of Shares of the Primary Gamma Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

                  Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

                  REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Gamma Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee verifies the authenticity of your signature and the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800)583-7719 to determine whether the entity that will guarantee the signature is an eligible guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.

                  Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE TO REDEEM SHARES BY TELEPHONE BECAUSE THE CERTIFICATES MUST ACCOMPANY THE REDEMPTION REQUEST. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800)447-7719 (in Delaware call collect
(302)791-1153). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that it reasonably believes to be genuine.

                  The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

                  For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

                  REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE FOR THIS CHECK WRITING PRIVILEGE BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL REDEMPTION REQUESTS. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                  When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cash at other banks.

                  ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

                  The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Gamma Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



                                 NET ASSET VALUE

                  The net asset value per share of each of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE IS closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS ON WHICH THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)), VETERANS DAY AND COLUMBAS DAY. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


                  The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

                  With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


                                   MANAGEMENT

BOARD OF DIRECTORS


                  The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate NINETEEN separate investment portfolios. Each of the Gamma Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER

                  PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-ADVISER for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp, is a multi-bank holding company.

                  As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-ADVISER to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


                  For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

                  For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.

                  PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-advisor. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.

                  For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% of the average net assets of the Money Market Portfolio, .05% of the average net assets of the Municipal Money Market Portfolio, .30% of the average net assets of the Government Obligations Money Market Portfolio and 0% of the average net assets of the New York Municipal Money Market Portfolio. For that same year, PIMC waived approximately
 .17%, .21%, .112% and .35% of the average net assets of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.


ADMINISTRATOR

                  PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC will be entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

                  PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

                  The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                  The investment adviser has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

                  The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.


                             DISTRIBUTION OF SHARES

                  Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors Inc., with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Gamma Classes of the Fund pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of each of the Gamma Classes.

                  The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the

Distributor is entitled to receive from the relevant Gamma Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Gamma Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Contracts the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Gamma Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Gamma Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                  Under each of the Distribution Contracts and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

                  Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Gamma Class the fee agreed to under the relevant Distribution Contract. None of the Plans obligates the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan on behalf of the relevant Gamma Class. Thus, under each of the Plans, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

                  The Plans in effect with respect to the Gamma Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios have been approved by the sole shareholder of each such Class. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Gamma Class. The fee set forth above will be paid by the Fund on behalf of the relevant Gamma Class to the Distributor unless and until the relevant Plan is terminated or not renewed.


                           DIVIDENDS AND DISTRIBUTIONS

                  The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Gamma Class unless a shareholder elects otherwise.

                  The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.


                                      TAXES

                  The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                  Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to Federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining Federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for Federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to Federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                  Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for Federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

                  The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

                  Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

                  An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

                  Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal and state income tax consequences described above.


                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock (see " Description of Shares" in the Statement of Additional Information).


                  The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided which may effect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution Fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund Shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

                  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE GAMMA CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE GAMMA CLASSES.

                  Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

                  The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


                  As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all of the classes of the Fund.


                  The Fund will issue share certificates for any of the Gamma Shares only upon the written request of a shareholder sent to PFPC.

                                OTHER INFORMATION

REPORTS AND INQUIRIES

                  Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149).

                                  GAMMA FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION




                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Gamma Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio (formerly the Tax-Free Money Market Portfolio), the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Gamma Family Prospectus of the Fund dated December 3, 1996, (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.


                                    CONTENTS

                                                                 Prospectus
                                                       Page         Page
                                                       ----      ----------

General ...........................................       2           2
Investment Objectives and Policies.................       2           6
Directors and Officers.............................      32         N/A
Investment Advisory, Distribution and
  Servicing Arrangements...........................      34          36
Portfolio Transactions.............................      40         N/A
Purchase and Redemption Information................      41          29
Valuation of Shares................................      42          35
Taxes..............................................      44          41
Description of Shares..............................      49          44
Additional Information Concerning Fund
  Shares...........................................      51           -
Miscellaneous......................................      52         N/A
Appendix ..........................................     A-1         N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate nineteen separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Bedford Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio has firm commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such

Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for speculative purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

                  Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio involved.

                  The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b)
above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one NRSRO or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.

                  Some of the significant financial considerations relating to the New York Municipal Money Market Portfolio's investments in New York Municipal Obligations are summarized below. This summary information is derived principally from official statements released prior to the date of this Statement of Additional Information relating to issues of New York Municipal Obligations and does not purport to be a complete description of any of the considerations mentioned herein. The accuracy and completeness of the information contained in such official statements has not been independently verified.

                  STATE ECONOMY. New York is the second most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for approximately 41% of both the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. The recession has been more severe in the State, owing to a significant retrenchment in the financial services industry, cutbacks in defense spending, and an overbuilt real estate market. There can be no assurance that the State economy will not experience worse-than-predicted results in the 1993-94 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991. The total employment growth rate in the State has been below the national average since 1984, and in 1992 the unemployment rate rose to 8.5%. State per capita personal income for 1992 was $23,534, which is 18.6% above the 1992 national average of $19,841. Between 1970 and 1980, the percentage by which the State's per capita income exceeded that of the national average fell from 19.8% to 8.1%, and the State dropped from fifth to eleventh in the nation in terms of per capita income. However, since 1980, the State's rate of per capita income growth was greater than that of the nation generally and the State's rank improved to fourth in 1990 and remained fourth in 1991 and 1992. Some analysts believe that the decline in jobs in both the city and New York State is the result of State and local taxation, which is among the highest in the nation, and which may cause corporations to locate outside New York State. The current high level of taxes limits the ability of New York State and the city to impose higher taxes in the event of future difficulties.

                  STATE BUDGET. The State Constitution requires the Governor to submit to the Legislature a balanced Executive Budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the Executive Budget. The entire plan constitutes the proposed State Financial Plan for that fiscal year. The Governor submits to the Legislature, on at least a quarterly basis, reports of actual receipts, revenues, disbursements, expenditures, tax refunds and reimbursements, and repayment of advances in form suitable for comparison with the State Financial Plan, together with explanations of deviations from the State Financial Plan.

                  At such time, the Governor is required to submit any amendments to the State financial plan necessitated by such deviations. The third quarterly update to the 1992-93 State Financial Plan was submitted by the Governor on January 19, 1993. Such revision projected that the State will complete its 1992-93 fiscal year with a cash-basis General Fund positive margin of $184 million. This positive balance will be made available for income tax refunds in the 1993-94 fiscal year.

                  The Governor released the recommenced Executive Budget for the 1993-94 fiscal year on January 19, 1993 and amended it on February 18, 1993. The recommended 1993-94 State Financial Plan projected a balanced General Fund. General Fund receipts and transfers from other funds were projected at $31.556 billion, including $184 million expected to be carried over from the 1993-94 fiscal year. Disbursements and transfers to other funds were projected at $31.489 billion, not including a $67 million repayment to the State's Tax Stabilization Reserve Fund.

                  The 1993-94 State Financial Plan formulated on April 16, 1993 (the "1993-94 State Financial Plan"), following enactment of the State's 1993-94 budget, projected General Fund receipts and transfers from other funds at $32.367 billion and disbursements and transfers to other funds at $32.300 billion. Excess receipts of $67 million will be used for a required payment to the State's Tax Stabilization Reserve Fund. In comparison to the recommended 1993-94 Executive Budget, the 1993-94 State budget, as enacted, reflected increases in both receipts and disbursements in General Funds of $811 million.

                  There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

                  The 1993-94 State Financial Plan is based on a number of assumptions and projections. Because it is not possible to predict accurately the occurrence of all factors that may affect the 1993-94 State Financial Plan, actual results may differ and have differed materially in recent years, from projections made at the outset of a fiscal year. The 1993-94 State Financial Plan has been prepared on a cash basis and on the basis of generally accepted accounting principles ("GAAP") using the four GAAP defined governmental fund types: the General Fund, Special Revenue Funds, Capital Projects Funds and Debt Service Funds.

                  RECENT FINANCIAL RESULTS. During its 1989-90, 1990-91 and 1991-92 fiscal years, the State incurred cash-basis operating deficits, prior to the issuance of short-term tax and revenue anticipation notes, owing to lower-than-projected receipts, which it believes to have been principally the result of a significant slowdown in the New York and regional economy, and with respect to the 1989-90 fiscal year, changes in taxpayer behavior caused by the Federal Tax Reform Act of 1986.

                  The General Fund is the principal operating fund of the State. It receives all State income that is not required by law to be deposited in another fund which for the State's 1993-94 fiscal year, comprises approximately 52% of total projected governmental fund receipts.

                  General Fund receipts, excluding transfers from other funds, totalled $28.818 billion in the State's 1991-92 fiscal year (before repayment of $1.081 billion of deficit notes issued in its 1990-91 fiscal year and before issuance of $531 million in deficit notes to close the 1991-92 fiscal year General Fund cash basis operating deficit), and $29.950 billion in the State's 1991-92 fiscal year (before repayment of $531 million in deficit notes issued to close the State's 1991-92 fiscal year General Fund cash basis deficit). General Fund receipts in the State's 1993-94 fiscal year are estimated in the 1993-94 State Financial Plan at $30.765 billion. Taxes account for 96% of estimated 1993-94 General Fund receipts, with the balance comprised of miscellaneous receipts.

                  General Fund disbursements, exclusive of transfers to other funds, totalled $28.058 billion in the State's 1991-92 fiscal year and $29.068 billion in the State's 1992-93 fiscal year and are estimated to total $30.346 billion in the State's 1993-94 fiscal year.

                  The State's financial position as shown in its Combined Balance Sheet as of March 31, 1992 included an accumulated deficit in its combined governmental funds of $3.315 billion represented by liabilities of $14.166 billion and assets of $10.851 billion available to liquidate such liabilities.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term debt that may be so authorized and subsequently incurred by the State. The total amount of long-term State general obligation debt authorized but not issued as of March 3, 1993 was approximately $2.427 billion.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds form the sale of duly authorized but unissued bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State of New York also employs two other types of long-term financing mechanisms which are State-supported but are not general obligations of the State: moral obligation and lease-purchase or contractual-obligation financing.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The Legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of those long-term obligations, which will be amortized over no more than 30 years, is expected to result in eliminating the need for continuing short-term seasonal borrowing for those purposes. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified both the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. To date, LGAC has issued its bonds to provide net proceeds of $3.281 billion. LGAC has been authorized to issue its bonds to provide net proceeds of up to an additional $703 million during the State's 1993-94 fiscal year.

                  In April 1993, legislation was also enacted providing for significant changes in the long-term financing practices of the State and the Authorities.

                  The Legislature passed a proposed constitutional amendment that would permit the State, without a voter referendum but within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State funds dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would require that State debt be incurred only for capital projects included in a multi-year capital financing plan and would prohibit lease-purchase and contractual-obligation financing mechanisms for State facilities. The Governor and the Legislative leaders have indicated that public hearings will be held on the proposed constitutional amendment. Before becoming effective, the proposed constitutional amendment must first be passed again by the next separately elected Legislature and then approved by the voters at a general election, so that it could not become effective until after the general election in November 1995.

                  On March 26, 1990, Standard & Poor's Corporation ("S&P") downgraded New York State's (1) general obligation bonds from "AA-" to "A" and
(2) commercial paper from "A-1+" to "A-1". Also downgraded was certain of New York State's variously rated moral obligation, lease-purchase, guaranteed and contractual-obligation debt, including debt issued by certain New York State agencies. On August 27, 1990, S&P affirmed these ratings without change. On

June 6, 1990, Moody's changed its ratings on all the State's outstanding general obligation bonds from "A-1" to "A". On March 26, 1990, S&P changed its ratings of all the State's outstanding general obligations bonds from "AA-" to "A". On January 6, 1992, Moody's lowered from "A" to "Baa-1" the ratings on certain appropriation-backed debt of the State of New York and its agencies. Approximately two-thirds of the State's tax-supported debt is affected by Moody's rating action. Moody's stated that the more secure general obligation, state-guaranteed and LGAC bonds continue to be rated "A", but are placed under review for possible downgrade over the coming months. On January 13, 1992, S&P lowered its rating on $4.8 billion of New York State general obligation bonds to "A-" from "A". Various agency debt, state moral obligations, contractual obligations, lease-purchase obligations and state guarantees are also affected by S&P's action. Additionally, under S&P's minimum-rating approach, New York local school district debt will now carry a minimum rating of "A-" rather than "A" and school districts currently rated "A" are placed on CreditWatch with negative implications. In taking these rating actions, Moody's and S&P variously cited continued economic deterioration, chronic operating deficits, mounting GAAP fund balance deficits and the legislative stalemate in seeking permanent and structurally sound fiscal operations. On January 15, 1992, S&P took further action by lowering the rating on the claims-paying ability of the State of New York Mortgage Agency Mortgage Insurance Fund to "BBB+" from "A-" following the January 13, 1992 downgrade of New York State's general obligation bond rating to "A-".

                  The State anticipates that its borrowings for capital purposes in its 1993-94 fiscal year will consist of approximately $460 million in general obligation bonds and $140 million in new commercial paper issuances. In addition, it is anticipated that the State will issue $140 million in general obligation bonds for the purpose of redeeming outstanding bond anticipation notes. The Legislature has also authorized the issuance of up to $85 million in certificates of participation for equipment purchases and real property purposes during the State's 1993-94 fiscal year. The projection of the State regarding its borrowings for the 1993-94 fiscal year may change if actual receipts fall short of State projections or if other circumstances require.

                  Payments for principal and interest due on general obligation bonds, interest due on bond anticipation notes and on tax and revenue anticipation notes, and contractual-obligation and lease-purchase commitments were $1.783 billion and $2.045 billion in the aggregate, for New York State's 1991-92 and 1992-93 fiscal years, respectively, and are estimated to be $2.326 billion for the State's 1993-94 fiscal year. These figures do not include interest payable on either New York State General Obligation Refunding Bonds issued on July 30, 1992, to the extent that such interest is to be paid from an escrow fund established with the proceeds of such bonds or New York State's installment payments relating to the issuance of certificates of participation.


                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees. Three has never been a default on any moral obligation debt of any Authority.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central New York; (2) certain aspects of New York State's Medicaid policies and its rates and regulations, including reimbursements to providers of mandatory and optional Medicare services; (3) contamination in the Love Canal area of Niagara Falls;
(4) an action against New York State and New York city officials alleging inadequate shelter allowances to maintain proper housing; (5) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (6) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (7) a challenge to the methods by which New York State reimburses localities for the administrative costs of food stamp programs; (8) a challenge to New York State's possession of certain property taken pursuant to New York State's Abandoned Property Law; (9) an action, in which New York State is a third party defendant, for injunctive or other appropriate relief, concerning liability for the maintenance of stone groins constructed along certain areas of Long Island's shoreline; (10) the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to the state employee retirement system; (11) action by school districts and their employees challenging the constitutionality of Chapter 175 of the Laws of 1990 which deferred school district contributions to the public retirement system and reduced by like amount state aid to the school districts; (12) challenges to portions of Public Health law, which imposed a 13% surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans and portions of Chapter 55 of the Laws of 1992 requiring hospitals to impose and remit to the State an 11% surcharge on hospital bills paid by commercial insurers, and which required health maintenance organizations to remit to the State a surcharge of up to 9%; and (13) a challenge to provisions of the Public Health Law and implementing regulations that imposed a bad debt and charity care allowance on all hospital bills and a 13% surcharge on inpatient bills paid by employee welfare benefit plans.

                  A number of cases have also been instituted against the State challenging the constitutionality of various public authority financing programs. In SCHULZ, ET AL. V. STATE OF NEW YORK, a proceeding was commenced on April 29, 1991 in the Supreme Court, Albany County challenging the constitutionality of certain state bonding and financing programs authorized by Chapter 190 of the Laws of 1990. By opinion dated May 11, 1993, the Court of Appeals held that petitioners have standing as voters pursuant to Section 11 of
Article VII of the State but affirmed the order dismissing the proceeding on the ground of laches.

                  In a proceeding commenced on August 6, 1991 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County), petitioners challenge the constitutionality of two bonding programs of the New York State Thruway Authority authorizing by Chapters 166 and 410 of the Laws of 1991. The defendants' motion to dismiss the action on procedural grounds was denied by order of the Supreme Court dated January 2, 1992. By order dated November 5, 1992, the Appellate Division, Third Department, reversed the order of the Supreme Court and granted defendants' motion to dismiss on grounds of standing and mootness. The proceeding is pending.

                  In an action commenced on February 6, 1992 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County) plaintiffs seek a judgment declaring unconstitutional sections 1, 2, 3 and 10 of Chapter 220 of the Laws of 1990 which relate to the creation and operation of LGAC. On Mach 3, 1992 the Supreme Court, Albany County, granted defendants' motion for summary judgment in all respects and dismissed the complaint. On July 23, 1992 the Appellate Division, Third Department, modified and affirmed the judgment of the Supreme Court, holding that the plaintiffs lacked standing. By opinion dated May 11, 1993, the Court of Appeals denied plaintiffs' motion for leave to appeal and dismissed the litigation. The Court noted that plaintiffs had failed to plead standing as voters pursuant to Section 11 of Article VII of the State Constitution, and, thus, the motion for leave to appeal did not directly involve a substantial constitutional question.

                  In SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., commenced May 24, 1993, Supreme Court, Albany County, petitioners challenge, among other things, the constitutionality of, and seek to enjoin certain highway, bridge and mass transportation bonding programs of the New York State Thruway Authority and the Metropolitan Transportation Authority authorized by Chapter 56 of the Laws of 1933. Petitioners contend that the application of State tax receipts held in dedicated transportation funds to pay debt service on bonds of the Thruway Authority and of the Metropolitan Transportation Authority violates Section 8 and 11 of Article VII and Section 5 of Article X of the State Constitution and due process provisions of the State and Federal Constitutions. By order dated May 24, 1993, the Supreme Court temporarily enjoined the State from implementing the bonding programs of the Thruway Authority and Metropolitan Transportation Authority described above.

                  Several actions challenging the withholdings of pay from civil employees by the State have also been decided against the State. A settlement has been announced in the actions brought by certain health insurers and health maintenance organizations challenging the constitutionality of the State's statutory scheme relating to excess medical malpractice insurance premiums. The U.S. District Court for the Wester District of New York has approved a settlement and award to plaintiffs in various employment discrimination suits brought against the State and its agencies. A stipulation to dismiss an action involving the treatment provided at a state facility for the developmentally disabled has been filed by the involved parties and approved by order of the District Court.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1993-94 fiscal year or thereafter. Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1993-94 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. In its audited financial statements for the 1991-92 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $489 million. The State has stated its belief that the 1993-94 State Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 1993-94 fiscal year.

                  Although other litigation is pending against New York State, except as described above, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  THE AUTHORITIES. The fiscal stability of the State is related to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. As of September 30, 1992, the latest data available, there were 18 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $62.2 billion as of September 30, 1992, of which approximately $8.2 billion was moral obligation debt and approximately $17.1 billion was financed under lease-purchase or contractual-obligation financing arrangements.

                  Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This assistance is expected to continue to be required in future years. New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  Experience has shown that if an Authority suffers serious financial difficulties, both the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes may be adversely affected. The New York State Housing Finance Agency and the New York State Urban Development Corporation have in the past required substantial amounts of assistance from the State to meet debt service costs or to pay operating expenses. Further assistance, possibly in increasing amounts, may be required for these, or other, Authorities in the future. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York is closely related to the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City's independently audited operating results for each of its 1981 through 1992 fiscal years, which end on June 30, show a General Fund surplus reported in accordance with GAAP. The City has eliminated the cumulative deficit in its net General Fund position. In addition, the city's financial statements for the 1992 fiscal year received an unqualified opinion from the City's independent auditors, the tenth consecutive year the City has received such an opinion.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to public credit markets. The City was not able to sell short-term notes to the public again until 1979. Since 1981, the City has fully satisfied its seasonal financing needs with sales of short-term notes in the public credit markets ranging from $850 million in fiscal year 1985 to $1.2 billion in fiscal year 1989.

                  On February 11, 1991, Moody's lowered their rating on the city's general obligation bonds to "Baa-1" from "A". Moody's expressed doubts about whether the City's January 16, 1991 financial plan presents a "reasonable program to achieve budget balance in fiscal 1991 and 1992 and assure long-term structural integrity." Moody's stated "the enormity of the current problem, the severity of required expenditure cuts, the substantial revenue enhancements that will be require to achieve balance, the vulnerability to exogenous factors, and the extremely short time frame within which all this must be accomplished introduce substantial new risk to the city's short- and long-term credit outlook." On April 29, 1991, S&P downgraded New York city's outstanding $1.3 billion of general obligation revenue and anticipation notes from "SP-1" to "SP-2". S&P also announced a rating of "SP-2" for the City's offering of $1.25 billion of general obligation revenue anticipation notes. The lower ratings of S&P "reflect the City's aggravated short-term cash position for fiscal 1991, the unusually high level of total revenue anticipation note exposure resulting from the State's delay in passing its budget and distributing fiscal aid, and continued pressure on revenues and expenditures due to prevailing economic conditions." On April 30, 1991, Moody's assigned a rating of "MIG-2" to the same offering of $1.25 billion of general obligation revenue anticipation notes. Moody's stated that "although an increasingly strained financial outlook for both the City and the State complicates the State budget adoption process, this rating on revenue anticipation notes relies explicitly on the expectation that the State is fully cognizant of the consequences of further untimely delays in state budget adoption and will act responsibly. Failure of the State to find a timely resolution to the budget process will have sever implications for the normal financial performance of New York City and other local governments in New York State." On October 7, 1991, Moody's again assigned a "MIG-2" rating to New York City's $1.25 billion of revenue anticipation notes, fiscal 1992, Series A.

                  Moody's stated in its January 6, 1992 downgrade of certain New York State obligations that while such action did not directly affect the bond ratings of local governments in New York State, the impact of the State's fiscal stringency on local government bond ratings will be assessed on a case-by-case basis. On June 22, 1992, Moody's gave its MIG-1 rating tot he city's $1.4 billion revenue anticipation notes and tax anticipation notes citing New York City's "markedly improved" short-term credit position.

                  On July 6, 1993, S&P reaffirmed the city's "A-" rating on $20.4 billion of general obligation bonds stating that "the City has identified additional gap-closing measures that have recurring value and will reduce next year's budget gap... by approximately $400 million." Officials at Moody's also indicated that there were no plans to alter its "Baa1" rating on the city's general obligation bonds.

                  New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the city to make up its budget deficits. To help alleviate the city's financial difficulties, the Legislature credited the Municipal Assistance Corporation ("MAC") in 1975. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. As of September 30, 1991, MAC had outstanding an aggregate of approximately $6.471 billion of its bonds. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. Under its enabling legislation, MAC's authority to issue bonds and notes (other than refunding bonds and notes) expired on December 31, 1984. Legislation has been passed by the Legislature which would, under certain conditions, permit MAC to issue up to $1.465 billion of additional bonds.

                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

         1993-1996 FINANCIAL PLAN

                  On June 11, 1992, the City submitted to the Control Board a new four-year financial plan covering fiscal years 1993 through 1996 ("the 1993-1996 Financial Plan"). The 1993-1996 Financial Plan is based on the City's adopted expense budget for fiscal year 1993, which includes actions to close a previously projected gap of approximately $1.2 billion. The 1993-1996 Financial Plan projected a balanced budget for fiscal year 1993 based upon revenues of $29.508 billion, but budget gaps of $1.6 billion, $1.7 billion and $2.3 billion in fiscal years 1994, 1995, and 1996, respectively. The 1993-1996 Financial Plan proposes to eliminate these gaps through a program of City, State and Federal actions.

                  On February 9, 1993, the City issued a modification to the 1993-1996 Financial Plan (the "February Modification"). After taking into account potential higher labor costs based upon a labor agreement reached in January and various other re-estimates of revenues and expenditures, the February Modification projected a balanced budget for fiscal year 1993, based upon revenues of $30.367 billion. The February Modification projected budget gaps in the subsequent years that are substantially larger than those projected in the 1993-1996 Financial Plan. Among the reasons for the larger gaps are lower estimates of real property tax revenues, higher estimates of labor costs deriving from the labor settlement reached in January and increased projections of spending for the Board of Education. Taking these and other developments into account, the February Modifications projected budget gaps for fiscal years 1994, 1995 and 1996 of $2.1 billion, $3.1 billion and $3.8 billion, respectively. The February Modification included resources from additional City, State and federal actions to offset these larger gaps.

                  On March 25, 1993, the staff of the Control Board issued a report on the February Modification. The staff concluded that, while the City will balance its budget in fiscal 1993, the February Modification does not make progress towards establishing structural balance with a revenue base sufficient to sustain a stable level of services. After taking into account what the staff considered to be the achievable elements of the City's gap-closing program, the report identified risks of approximately $1.0 billion, $1.9 billion, $2.3 billion and $2.6 billion in fiscal years 1994 through 1997, respectively. The report identified these major risks as actions that require State or federal approval; unspecified City gap-closing actions; risks associated with the City's revenue and expenditure estimates, including lower-than-planned revenues from the City lottery and higher-than-planned overtime costs; proposed Board of Education expenditure reductions; and the proposed sale of certain property tax receivables. In addition, the report explored issues related to the growth of the City's substantial debt-service burden and personal-services budget, and noted that the City's property tax forecast may need further reduction.

                  On May 3, 1993, the Mayor released his Executive Budget for fiscal year 1994 and revised projections for fiscal years 1993 through 1997 (the "Revised Financial Plan"). The Revised Financial Plan projects a balanced budget for fiscal year 1993 based upon revenues of $30.659 billion, after the prepayment in fiscal year 1993 of $345 million in expenditures previously planned for fiscal year 1994. After taking the prepayment into account, the Revised Financial Plan also projects a balanced budget for fiscal year 1994 based upon revenues of $31.399 billion. Budget balance in that year is dependent upon the success of the Revised Plan's fiscal year 1994 revenue enhancement and cost reduction program, the major elements of which include agency initiatives valued at $791 million, the receipt of $530 million of anticipated but as yet unidentified State and federal aid, and the completion for a sale of real estate tax receivables which is expected to generate $215 million. For City fiscal years 1995, 1996 and 1997, the Revised Financial Plan projects gaps of $1.7 billion, $2.2 billion and $2.6 billion, respectively, after taking into account the recurring impact of the fiscal year 1994 revenue enhancement and cost reduction program. The Revised Financial Plan proposes to close these gaps through a combination of city, State and federal actions.

                  On June 4, 1993, OSDC issued a report on the Revised Financial Plan. The report concluded that budget balance for fiscal year 1994 will be difficult to achieve. The report found that expenditures could be $280 million higher, due to higher estimates for payments to the Health and Hospitals Corporation (HHC) and for overtime in the uniformed services. In addition, the report noted that revenues could be $111 million lower, in part, because it is unlikely that resources from a sale or restructuring of the Off-Track Betting Corporation will be realized as planned. The report also found that much of the anticipated budget relief of $530 million from the federal and State governments was unlikely to materialize and that it was uncertain whether the City would be able to realize a one-time gain of $215 million from the proposed sale of certain real estate tax receivables.

                  For fiscal years 1995 through 1997, the OSDC report found that the budget gaps faced by the City could be greater than in the Revised Financial Plan by $345 million in fiscal year 1995, $350 million in fiscal year 1996 and $322 million in fiscal year 1997. These estimates reflect higher payments to HHC and the expectation that receipts from a City-run lottery will not materialize. The report noted that the Revised Financial Plan makes no provision for collective bargaining costs after the expiration for current contracts in mid-fiscal year 1995 and estimated that each annual wage increase of one percent would cause the projected budget gaps to widen by $56 million, $209 million and $363 million in fiscal years 1995 through 1997, respectively. Finally, the report concluded that with City spending growing faster than revenues, the challenge of balancing future budgets is formidable.

                  On June 13, 1993, the City Council adopted a budget for fiscal year 1994 which projects balanced operations based upon revenues of $31,269 billion (the "Adopted Budget"). The Adopted Budget eliminates $300 million of anticipated aid from the State and federal governments that was included in the Revised Financial Plan as it related to fiscal year 1994. The impact of the elimination is offset in the Adopted Budget by a larger program of agency spending reductions and revenue enhancements, as well as various re-estimates of revenues and expenditures.

                  On June 23, 1993, the City submitted to the Control Board a fourth quarter modification to the Revised Financial Plan as it relates to fiscal year 1993. The modification projects a balanced budget based on revenues of $30,653 billion after taking into account a discretionary transfer of surplus fiscal year 1993 funds to fiscal year 1994. The modification also includes an unallocated reserve of $40 million, which the City believes should be adequate to provide for any adjustments required by the year-end audit of its fiscal year 1993 operating results. Such audited results are expected to be known on or about October 31, 1993.

                  The City is expected to submit to the Control Board a four-year Financial Plan covering fiscal years 1994 through 1997 based on the Adopted Budget. OSDC and the staff of the Control Board are expected to issue reports commenting on their reviews of that Financial Plan.

                  Estimates of the City's revenues and expenditures are based on numerous assumptions and subject to various uncertainties. If expected Federal or New York State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from New York State.

         BORROWINGS

                  The City requires certain amounts of financing for seasonal and capital spending purposes. The City has issued $1.4 billion of notes for seasonal financing purposes during its 1993 fiscal year and expects this amount will be sufficient for the year. The City's capital financing program projects long-term financing requirements of approximately $16.8 billion for the City's fiscal years 1994 through 1997 for the construction and rehabilitation of the City's infrastructure and other fixed assets. The major capital requirements include expenditures for the City's water supply system, sewage and waste disposal systems, roads, bridges, mass transit, schools and housing. In addition to financing for new purposes, the City and the New York City Municipal Water Finance Authority have issued refunding bonds totalling $3.6 billion.

         OTHER LOCALITIES

                  Certain localities in addition to New York City could have financial problems leading to requests for additional State assistance during the State's 1993-1994 fiscal year and thereafter. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements in the State's 1993-1994 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor of the State Legislature to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

         CERTAIN MUNICIPAL INDEBTEDNESS

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1991, the total indebtedness of all localities in the State was approximately $32.2 billion, of which $16.8 billion was debt of New York City (excluding $6.7 billion in MAC debt); a small portion (approximately 39.0 million) this indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1991.


                  In 1992, an unusually large number of local government units requested authorization for deficit financing. According to the Comptroller, ten local government units have been authorized to issue deficit financing in the aggregate amount of $131.1 million. The current session of Legislature may receive as many or more requests for deficit-financing authorizations as a result of deficits previously incurred by local governments. Although the Comptroller has indicated that the level of deficit financing requests is unprecedented, such developments are not expected to have a material adverse effect on the financial condition of the State.

                  Certain proposed Federal expenditure reductions would reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities to increase local revenues to sustain those expenditures. If the State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. The longer-range potential problems of declining urban population, increasing expenditures, and other economic trends could adversely affect certain localities and require increasing State assistance in the future.

INVESTMENT LIMITATIONS.

                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

                  (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                  (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                  (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                  (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                  (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                  (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                  (7) purchase or sell commodities or commodity contracts;

                  (8) invest in oil, gas or mineral exploration or development programs;

                  (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                  (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                  (11) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares the Portfolio are represented at the meeting in person or by proxy.

                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                  1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and
         (iv) above will be approved or ratified by the Board of Directors.

                  2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                  1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

                  2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                  3. Act as an underwriter.

                  4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:

                  (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                  (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                  (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                  (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                  (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                  (6) purchase or sell commodities or commodity contracts;

                  (7) invest in oil, gas or mineral exploration or development programs;

                  (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                  (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                  (10) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax and does not constitute an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio affected are represented at the meeting in person or by proxy.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.


                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                  In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:



                                                                               Principal Occupation
Name, Address and Age                           Position with Fund             During Past Five Years
---------------------                           ------------------             ----------------------

Arnold M. Reichman - 48*                        Director                       Since 1986, Managing
466 Lexington Avenue                                                           Director and Assistant
New York, NY  10017                                                            Secretary, E.M. Warburg,
                                                                               Pincus & Co., Inc.; Since
                                                                               1990, Chief Executive
                                                                               Officer and since 1991,
                                                                               Secretary, Counsellors
                                                                               Securities Inc.; Officer
                                                                               of various investment
                                                                               companies advised by
                                                                               Warburg, Pincus
                                                                               Counsellors, Inc.

Robert Sablowsky - 58**                         Director                       Since 1985, Executive Vice President
14 Wall Street                                                                 of Gruntal & Co., Inc., Director,
New York, NY  10005                                                            Gruntal & Co., Inc. and Gruntal
                                                                               Financial Corp.

Francis J. McKay - 60                           Director                       Since 1963, Executive Vice President,
7701 Burholme Avenue                                                           Fox Chase Cancer Center (Biomedical
Philadelphia, PA  19111                                                        research and medical care).

Marvin E. Sternberg - 62                        Director                       Since 1974, Chairman, Director and
937 Mt. Pleasant Road                                                          President, Moyco Industries, Inc.
Bryn Mawr, PA  19010                                                           (manufacturer of dental supplies and
                                                                               precision coated abrasives); Since
                                                                               1968, Director and President, Mart
                                                                               MMM, Inc. (formerly Montgomeryville
                                                                               Merchandise Mart, Inc.), Mart PMM,
                                                                               Inc. (formerly Pennsauken Merchandise
                                                                               Mart, Inc.) (shopping centers); and
                                                                               Since 1975, Director and Executive
                                                                               Vice President, Cellucap Mfg. Co.,
                                                                               Inc. (manufacturer of disposable
                                                                               headwear).

                                                                               Principal Occupation
Name, Address and Age                           Position with Fund             During Past Five Years
---------------------                           ------------------             ----------------------

Julian A. Brodsky - 63                          Director                       Director, and Vice Chairman, Comcast
1234 Market Street                                                             Corporation; Director, Comcast
16th Floor                                                                     Cablevision of Philadelphia (cable
Philadelphia, PA  19107-3723                                                   television and communications) and
                                                                               Nextel (wireless communications).

Donald van Roden - 72                           Director                       Self-employed businessman.  From
1200 Old Mill Lane                                                             February 1980 to March 1987, Vice
Wyomissing, PA  19610                                                          Chairman, SmithKline Beckman
                                                                               Corporation (pharmaceuticals);
                                                                               Director, AAA Mid-Atlantic
                                                                               (auto service); Director,
                                                                               Keystone Insurance Co.

Edward J. Roach - 72                            President and Treasurer        Certified Public Accountant; Vice
Suite 100                                                                      Chairman of the Board, Fox Chase
Bellevue Park Corporate                                                        Cancer Center; Vice President and
  Center                                                                       Trustee, Pennsylvania School for the
400 Bellevue Parkway                                                           Deaf; Trustee, Immaculata College;
Wilmington, DE  19809                                                          Vice President and Treasurer of
                                                                               various investment companies advised
                                                                               by PNC Bank Institutional Management
                                                                               Corporation.

Morgan R. Jones - 57                            Secretary                      Partner, the law firm of Drinker
1100 PNB Bank Building                                                         Biddle & Reath, Philadelphia,
Broad and Chestnut Streets                                                     Pennsylvania (formerly, Chairman and
Philadelphia, PA  19107                                                        Chief Executive Officer); Director,
                                                                               Rocking Horse Child Care Centers of
                                                                               America, Inc.


-------------------------

* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Gruntal & Co., Inc., a broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996 EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation FROM THE FUND IN THE FOLLOWING AMOUNTS:


                           DIRECTORS               COMPENSATION
                           ---------               ------------
                           JULIAN BRODSKY            $12,525
                           FRANCIS J. MCKAY           15,975
                           MARVIN E. STERNBERG        16,725
                           DONALD VAN RODEN           21,025


On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and the Fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.

          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."


                  For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $4,174,375 IN ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $190,687 IN ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $1,638,622 IN ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND WAIVED ALL OF THE INVESTMENT ADVISORY FEES PAYABLE TO IT OF $2,709 WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. DURING THE SAME YEAR, PIMC WAIVED $ 3,527,715 OF ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $671,811 OF ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND $268,017 OF ADVISORY FEES WITH RESPECT TO THE NEW YORK MUNIICIPAL MONEY MARKET PORTFOLIO. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $2,274,697 in advisory fees with respect to the Money Market Portfolio, $67,752 in advisory fees with respect to the Municipal Money Market Portfolio, $780,122 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $187,660 with respect to the New York Municipal Money Market Portfolio. During the same year, PIMC waived $2,589,882 of advisory fees with respect to the Money Market Portfolio, $1,041,321 of advisory fees with respect to the Municipal Money Market Portfolio, $398,363 of advisory fees with respect to the Government Obligations Money Market Portfolio. For the year ended

August 31, 1994, PIMC received (after waivers) $1,947,768 in advisory fees with respect to the Money Market Portfolio, $7,733 in advisory fees with respect to the Municipal Money Market Portfolio, $580,435 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $193,386 with respect to the New York Municipal Money Market Portfolio under its Advisory Contract with the Fund. During the same year, PIMC waived $2,255,986 of advisory fees with respect to the Money Market Portfolio, $1,091,646 of advisory fees with respect to the Municipal Money Market Portfolio, $461,938 of advisory fees with respect to the Government Obligations Money Market Portfolio.


                  As required by various state regulations, PIMC will reimburse the Fund or a Portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1-1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Contracts were each most recently approved July ^ 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by Shareholders at a special meeting held on December 22, 1989. The Advisory Contract was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or Provident. Each of the Advisory Contracts may also be terminated by PIMC or Provident, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.

                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of Provident, serves as the transfer and dividend disbursing agent for the Fund's Gamma Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Gamma Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Gamma Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements dated as of November 5, 1991 entered into by the Distributor and the Fund on behalf of each of the Gamma Classes, (collectively, the "Distribution Contracts") and separate Plans of Distribution for each of the Gamma Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of each of the Gamma Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.


                  Each of the Plans relating to the Gamma Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios were approved for continuation on July 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). Each of the Plans relating to the Gamma Class of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was approved by the sole shareholder of each Gamma Class on November 5, 1991.


                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Gamma Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Gamma Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, has an indirect interest in the operation of the Plans by virtue of his position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.


                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because all Portfolios intend to purchase only securities with remaining maturities of 397 calendar days or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES

                  The Fund intends to use its best efforts to maintain the net asset value of each of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of a Portfolio. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 P.M. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE or the FRB, or both, are closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day (observed).

                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular Federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                   Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions in the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each

Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                              DESCRIPTION OF SHARES



                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock^, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock^, 100 million shares are classified as Class D Common Stock^, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock,

500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common Stock (N/I MICROCAP),50 million shares are classified as Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100
MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class Gamma 1, Gamma 2, Gamma 3 and Gamma 4 Common Stock constitute the Gamma Family Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fifteen separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, THE N/I FAMILY, THE BOSTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios. The Warburg Pincus Family represents interests in the Growth & Income Fund, Balanced Fund and Tax Free Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Cash Preservation represents interests in the Money Market and Municipal Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE
N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS REPRESENTS INTERESTS IN ONE NON-MONEY ARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Beta, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets,

Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation Classes, the Sansom Street Family, the Bedford Family and the Bradford Family which have been audited by Coopers & Lybrand L.L.P. as set forth in their reports, which also appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation Classes, the Sansom Street Family, the Bedford Family and the Bradford Family, are incorporated herein and made a part hereof in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                  CONTROL PERSONS. As of November 6, ^ 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

PORTFOLIO                              NAME AND ADDRESS                                        PERCENT OWNED
---------                              ----------------                                        -------------


RBB Money Market Portfolio             Luanne M. Garvey and Robert J. Garvey                         12.7
(Class E)                              2729 Woodland Avenue
                                       Trooper, PA  19403

                                       HAROLD T. Erfer                                               13.0
                                       414 Charles Lane
                                       Wynnewood, PA  19096

                                       KAREN M. McElhinny and Contribution Account                   16.9
                                       4943 King Arthur Drive
                                       Erie, PA  16506

                                       JOHN Robert Estrada and                                       16.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX  76018

                                       ERIC Levine and Linda & Howard Levine                         29.6
                                       67 Lanes Pond Road
                                       Howell, NJ  07731

RBB Municipal Money Market             William B. Pettus Trust                                       11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO  63021-6635

                                       SEYMOUR Fein                                                  88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY  10457-0486

CASH Preservation Money Market         JEWISH Family and Children's                                  56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA  19103

                                       LYNDA R. Succ Trustee for in Trust under                      12.3
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO  63104

                                       THERESA M. PALMER                                              6.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120

                                       54

PORTFOLIO                              NAME AND ADDRESS                                        PERCENT OWNED
---------                              ----------------                                        -------------

CASH Preservation Municipal Money      Kenneth Farwell and Valerie                                   11.1
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO  63107

                                       GARY L. LANGE and                                             10.4
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       St. CHARLES, MO  63309

                                       ANDREW DIEDERICH AND DORIS DIEDERICH                           6.1
                                       1003 LINDENMAN
                                       DES PERES, MO 63131

                                       MARCELLA L. Haugh Caring TR DTD 8/12/91                       15.3
                                       40 Plaza Square
                                       Apt. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                                 8.2
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122

                                       GWENDOYLN HAYNES                                               5.2
                                       2757 GEYER
                                       ST. LOUIS, MO

                                       SAVANNAH THOMAS Trust                                          5.2
                                       230 MADISON AVE.
                                       ROCK HILL, MD 63119

SANSOM Street Money Market             Wasner & Co.                                                  16.6
Portfolio (Class I)                    FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113

                                       SAXON and Co.                                                 74.8
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182

                                       ROBERTSON Stephens & Co.                                       8.6
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101

PORTFOLIO                              NAME AND ADDRESS                                        PERCENT OWNED
---------                              ----------------                                        -------------

BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                            100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                            100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.                 5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT
                                       625 MADISON AVE., 4TH FLOOR                                    5.0
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master Retirement Trust                         10.2
(Class U)                              303 South Temple Drive
                                       Diboll, TX  75941

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.                 16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                      9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730

                                       C S FIRST BOSTON PENSION FUND                                 10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI

                                       SC JOHNSON & SON, INC. RETIREMENT PLAN                        13.3
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND
                                       8650 FLAIR DRIVE                                               6.3
                                       E. MONTE, CA  96731-3011

PORTFOLIO                              NAME AND ADDRESS                                        PERCENT OWNED
---------                              ----------------                                        -------------

BEA Emerging Markets Equity            Wachovia Bank North Carolina Trust for Carolina               15.7
Portfolio (Class V)                    Power & Light Co. Supplemental Retirement Trust
                                       301 N. Main Street
                                       Winston-Salem, NC  27101

                                       WACHOVIA BANK OF NORTH CAROLINA                                5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                        30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES RETIREMENT SYSTEM                   10.8
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR 72201

                                       NORTHERN Trust                                                12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675

                                       AMHERST H. Wilder Foundation                                   5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

BEA US Core Equity Portfolio           Bank of New York                                              45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY  10286

                                       WERNER & Pfleiderer Pension                                    7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ  07446

                                       WASHINGTON HEBREW CONGREGATION                                11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                                    6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900

PORTFOLIO                              NAME AND ADDRESS                                        PERCENT OWNED
---------                              ----------------                                        -------------


BEA US Core Fixed Income Portfolio     New England UFCW & Employers' Pension Fund Board              24.5
(Class Y)                              of Trustees
                                       161 Forbes Road, Suite 201
                                       Braintree, MA  02184

                                       W.M. BURKE REHABILITATION                                      5.4
                                       HOSPITAL INC.
                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605

                                       PATTERSON & Co.                                                8.9
                                       P.O. Box 7829
                                       Philadelphia, PA  19102

                                       MAC & CO                                                       6.9
                                       FAO 176-655
                                       ROBF1766552
                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

                                       BANK OF NEW YORK                                               9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286

                                       CITIBANK NA                                                   12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income Portfolio      Sunkist Master Trust                                          36.0
(Class Z)                              14130 Riverside Drive
                                       Sherman Oaks, CA  91423

                                       PATTERSON & CO.                                               25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101

                                       KEY Trust Co. of Ohio                                         20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202-1559

PORTFOLIO                              NAME AND ADDRESS                                        PERCENT OWNED
---------                              ----------------                                        -------------


                                       MARY E. MORTEN                                                 6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017
                                       ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio      William A. Marquard                                           37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY  ^ 40311

                                       ARNOLD Leon                                                   12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008

                                       IRWIN Bard                                                     6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                      5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123

N/I MICRO CAP FUND                     CHARLES SCHWAB & CO. INC.                                     15.8
(Class FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       CHASE MANHATTAN BANK                                          27.1
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                                   5.6
                                       c/o FIDUCIARY TRUST CO. INTL
                                       P. O. Box ^ 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008

PORTFOLIO                              NAME AND ADDRESS                                        PERCENT OWNED
---------                              ----------------                                        -------------

N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                     21.2
(CLASS GG)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       U S EQUITY INVESTMENT PORTFOLIO LP                            18.7
                                       C/O ASSET MANAGEMENT ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447

                                       BANK OF New York                                               9.8
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE FUND (CLASS HH)   CHARLES SCHWAB & CO. INC.                                     24.4
                                       SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott Money Market   JANNEY Montgomery Scott                                        100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

Janney Montgomery Scott Municipal      JANNEY Montgomery Scott                                        100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
(Class

Janney Montgomery Scott Government     JANNEY Montgomery Scott                                        100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT               Philadelphia, PA  19103-1675
OBLIGATIONS MONEY)


PORTFOLIO                              NAME AND ADDRESS                                        PERCENT OWNED
---------                              ----------------                                        -------------

Janney Montgomery Scott New York       JANNEY Montgomery Scott                                       100
Municipal Money Market Portfolio       1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)    Philadelphia, PA  19103-1675


                  As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  Litigation. There is currently no material litigation affecting the Fund.

                                    APPENDIX
DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                           AAA-Debt rated AAA has the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                           AA-Debt rated AA has a very strong capacity to pay
                  interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

                           Aaa-Bonds that are rated Aaa are judged to be of the
                  best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                           Aa-Bonds that are rated Aa are judged to be of high
                  quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated AA. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:
                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PROSPECTUS

THE ETA FAMILY


MONEY MARKET PORTFOLIO

-----------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO

-----------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO

-----------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO




                                                                December 3, 1996

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----


INTRODUCTION ............................................................      2
FINANCIAL HIGHLIGHTS ....................................................      6
INVESTMENT OBJECTIVES AND POLICIES ......................................      6
PURCHASE AND REDEMPTION OF SHARES .......................................     29
NET ASSET VALUE .........................................................     36
MANAGEMENT ..............................................................     36
DISTRIBUTION OF SHARES ..................................................     40
DIVIDENDS AND DISTRIBUTIONS .............................................     41
TAXES ...................................................................     41
DESCRIPTION OF SHARES ...................................................     44
OTHER INFORMATION .......................................................     49




                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                        ADMINISTRATOR AND TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware

                                     COUNSEL
                        Ballard Spahr Andrews & Ingersoll
                           Philadelphia, Pennsylvania

                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                 THE ETA FAMILY
                                       OF
                               THE RBB FUND, INC.

                  The Eta Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares of such classes (collectively, the "Eta Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (collectively, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

                           MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

                           MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                           GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.


                  Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association ("PNC BANK") or any other bank and Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in Shares of the Fund involve investment risks, including the possible loss of principal. There can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

                  PNC Institutional Management Corporation serves as investment adviser for the Fund, PNC serves as sub-ADVISER for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and serves as custodian for the Fund, PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. acts as distributor for the Fund.

                  This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.


                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                      December 3, 1996

                                  INTRODUCTION



                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland ON FEBRUARY 29, 1988 AND IS currently operating or proposing to operate NINETEEN separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Eta Classes") offered by this Prospectus represents interests in one of the following of such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.


                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

                  The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.

                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

                  The Fund's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and serves as custodian to the Fund, and PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.

                  An investor may purchase and redeem Shares of any of the Eta Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  An investment in any of the Eta Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

                  For more detailed information of how to purchase or redeem Eta Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."

FEE TABLE


ESTIMATED ANNUAL FUND OPERATING EXPENSES (ETA CLASSES)
  AFTER EXPENSE REIMBURSEMENTS AND WAIVERS(2)



                                                           GOVERNMENT       NEW YORK
                                           MUNICIPAL      OBLIGATIONS      MUNICIPAL
                          MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                          ------------    ------------    ------------    ------------
Management fees (after
 waivers)(1)..........        .20%            .05%            .30%             0%
12b-1 fees (after
 waivers)(1)..........        .55             .55             .57            .51
Other Expenses (after
 reimbursements)......        .22             .24            .105            .27
                              ---             ---            ----            ---
Total Fund Operating
 Expenses (Eta
 Classes) (after
 waivers and
 reimbursements).....         .97%            .84%           .975%           .78%
                              ====            ====           =====           ====

(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) BEFORE EXPENSE REIMBURSEMENTS AND WAIVERS FOR THE GOVERNMENT SECURITIES PORTFOLIO, MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO, MANAGEMENT FEES WOULD BE .37%, .33%, .42% AND .35%, RESPECTIVELY; 12B-1 FEES WOULD BE .55%, .55%, .57% .51%, RESPECTIVELY; OTHER EXPENSES WOULD BE .22%,
 .24%, .11%, AND .28% RESPECTIVELY; AND TOTAL FUND OPERATING EXPENSES WOULD BE 1.14%, 1.12%, 1.10% AND 1.14%, RESPECTIVELY.


EXAMPLE

                  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                           1 YEAR    3 YEAR    5 YEARS    10 YEARS
                           ------    ------    -------    --------

Money Market*...........     $10       $31       N/A        N/A
Municipal Money
 Market*................     $ 9       $27       N/A        N/A
Government Obligations
 Money Market*..........     $10       $31       N/A        N/A
New York Municipal
 Money Market...........     $ 8       $25       N/A        N/A



* Other classes of these Portfolios are sold with different fees and expenses.


                  THE EXAMPLE IN THE FEE TABLE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED AND THAT THE AMOUNTS LISTED UNDER "ANNUAL FUND OPERATING EXPENSES (ETA CLASSES) AFTER EXPENSE REIMBURSEMENTS AND WAIVERS" REMAIN THE SAME IN THE YEARS SHOWN. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Eta Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Advisor" and "Distribution of Shares" below.) The expense figures are based on estimated costs and estimated fees expected to be charged to the Eta Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal, New York State and New York City personal income taxes at stated rates.

                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Eta Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Eta Classes are not reflected in the yields of the Eta Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Eta Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."



                              FINANCIAL HIGHLIGHTS

                  NO FINANCIAL DATA IS SUPPLIED FOR THE PORTFOLIOS BECAUSE, AS OF THE DATE OF THIS PROSPECTUS, THE PORTFOLIOS HAD NO PERFORMANCE HISTORY.



                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO

                  The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

                  BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

                  Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is a U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. Dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

                  VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to a Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

                  ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purpose. See "Investment Limitations."

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

                  MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

                  WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest Rating Categories by one or more nationally recognized statistical rating organizations ("NRSROs") (e.g., commercial paper rated "A-1" or "A-2" by S&P), (3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of all outstanding Shares representing interests in the Portfolio. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Money Market Portfolio will be achieved. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Money Market Portfolio may not:

                           1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                           2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                           4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                        MUNICIPAL MONEY MARKET PORTFOLIO


                  The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Interest").

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                  The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                  Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.
                  Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-by Commitments."

                  ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market
Portfolio--Eligible Securities".


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION
OF ILLIQUID SECURITIES, SEE, "INVESTMENT OBJECTIVES AND POLICIES -- MONEY MARKET PORTFOLIO-ILLIQUID SECURITIES" AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Municipal Money Market Portfolio may not:

                           1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation.

                           2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the

         Portfolio to be invested in the obligations of issuers in the same industry.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.


                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                  The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

                  Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares representing an interest in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 calendar days if such securities provide for adjustments in their interest rates not less frequently than every 397 calendar days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements." The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.

                  MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

                  Mortgage-related securities may include asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less.

                  One such type of mortgage-related security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage-Related Debt Securities" in the Statement of Additional Information.

                  Each of the mortgage-related securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

                  To compare the prepayment risk for various mortgage-related securities, various independent mortgage-related securities dealers publish average remaining life data using proprietary models. In making determinations concerning average remaining life of mortgage-related securities for the Portfolio, the investment adviser will rely on such data to evaluate the prepayment risk in a particular security except to the extent such data are deemed unreasonable by the investment adviser. The investment adviser might deem such data unreasonable if such data appeared to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage-related securities dealers.

                  LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

                  SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. A more detailed discussion of short sales is contained in the Statement of Additional Information.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES SEE "INVESTMENT OBJECTIVES AND POLICIES - MONEY MARKET PORTFOLIO - ILLIQUID SECURITIES AND "Investment Objectives and Policies-- Illiquid Securities" in the Statement of Additional Information.


                  The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved. The investment limitations summarized below may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

                  The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 calendar days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for Federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.


                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio - MUNICIPAL OBLIGATIONS."


                  Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of Federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market Portfolio-- Stand-by Commitments."


                  TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.


                  ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities". For a more complete description of eligible securities, see "Investment OBJECTIVES AND POLICIES -MONEY MARKET PORTFOLIO ELIGIBLE SECURITIES" AND "INVESTMENT Objectives and Policies" in the Statement of Additional Information.


                  SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee.

                  The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

                  Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by Standard & Poor's Corporation ("S&P") and Moody's Investor Service, Inc. ("Moody's"). On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the shares. Some of the significant financial considerations relating to the Fund's investments in New York Obligations are summarized in the Statement of Additional Information.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES, SEE "INVESTMENT OBJECTIVES AND POLICIES - MONEY MARKET PORTFOLIO - ILLIQUID SECURITIES" AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the New York Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the New York Municipal Money Market will be achieved. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The New York Municipal Money Market Portfolio may not:

                           1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES


                  GENERAL. Eta Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Eta Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Eta Shares.

                  All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds and received by the Fund by

12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of 4:00 p.m. Eastern Time on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.

                  PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Eta Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Eta Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker.

                  Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

                  A broker may offer investors maintaining Accounts the ability to purchase Eta Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Eta Class designated by the investor as the "Primary Eta Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Eta Class at any time by so instructing his broker.

                  If a broker makes special arrangements under which orders for Eta Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                  DIRECT PURCHASES. An investor may also make direct investments at any time in any Eta Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Eta Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Eta Family" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

                  Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Eta Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank, National Association. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

                           A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the Eta Class selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

                           B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

                               PNC Bank, National Association, Philadelphia, Pa. ABA-0310-0005-3.
                               FROM:   (name of investor)
                               ACCOUNT NUMBER: (investor's account number with the Portfolio)
                               FOR PURCHASE OF: (name of the Portfolio)
                               AMOUNT: (amount to be invested)

                           C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

                  RETIREMENT PLANS. Eta Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

                  Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

                  REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Eta Shares may redeem Eta Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon

Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all shares are redeemed, all accrued but unpaid dividends on those shares will be paid with the redemption proceeds.

                  An investor's brokerage firm will also redeem each day a sufficient number of Shares of the Primary Eta Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

                  Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

                  REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Alpha Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee verifies the authenticity of your signature and the guarantor must be a participant in a STAMP Program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 583-7719 to determine whether the entity that will guarantee the signature is on eligible guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.

                  Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE TO REDEEM SHARES BY TELEPHONE BECAUSE THE CERTIFICATES MUST ACCOMPANY THE REDEMPTION REQUEST. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800)447-7719 (in Delaware call collect
(302)791-1153). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that it reasonably believes to be genuine.

                  The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

                  For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

                  REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE FOR THIS CHECK WRITING PRIVILEGE BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL REDEMPTION REQUESTS. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                  When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cash at other banks.

                  ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

                  The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Eta Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



                                 NET ASSET VALUE

                  The net asset value per share of each of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE IS closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor ^ Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS ON WHICH THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED), VETERANS DAY AND COLUMBUS DAY. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


                  The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

                  With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


                                   MANAGEMENT

BOARD OF DIRECTORS


                  The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate NINETEEN separate investment portfolios. Each of the Eta Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER

                  PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-ADVISER for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the

Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc., with a principal address c/o Organization Services, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp.


                  As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-ADVISER to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


                  For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

                  For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.

                  PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-advisor. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.


                  For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% of the average net assets of the Money Market Portfolio, 02% of the average net assets of the Municipal Money Market Portfolio, .30% of the average net assets of the Government Obligations Money Market Portfolio and 0% of the average net assets of the New York Municipal Money Market Portfolio. For that same year, PIMC waived approximately
 .17%, .21%, .12% and .35% of the average net assets of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.


ADMINISTRATOR

                  PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC will be entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

                  PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

                  The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                  The investment adviser has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

                  The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.

                             DISTRIBUTION OF SHARES

                  Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors Inc., with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Eta Classes of the Fund pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of each of the Eta Classes.

                  The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Eta Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Eta Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Contracts the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Eta Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                  Under each of the Distribution Contracts and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

                  Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Eta Class the fee agreed to under the relevant Distribution Contract. None of the Plans obligates the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan on behalf of the relevant Eta Class. Thus, under each of the Plans, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

                  The Plans in effect with respect to the Eta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios have been approved by the sole shareholder of each such Class. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Eta Class. The fee set forth above will be paid by the Fund on behalf of the relevant Eta Class to the Distributor unless and until the relevant Plan is terminated or not renewed.


                           DIVIDENDS AND DISTRIBUTIONS

                  The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Eta Class unless a shareholder elects otherwise.

                  The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.


                                      TAXES

                  The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                  Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to Federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining Federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for Federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to Federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                  Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for Federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

                  The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

                  Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

                  An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

                  Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal and state income tax consequences described above.


                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 60 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).


                  The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

                  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE ETA CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE ETA CLASSES.

                  Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

                  The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


                  As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


                  The Fund will issue share certificates for any of the Eta Shares only upon the written request of a shareholder sent to PFPC.


                                OTHER INFORMATION

REPORTS AND INQUIRIES

                  Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149).

                                   ETA FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION




                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Eta Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Eta Family Prospectus of the Fund dated December 3, 1996, (the "Prospectus").
A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.


                                    CONTENTS

                                                            Prospectus
                                                    Page       Page
                                                    ----    ----------
General ..................................            2           2
Investment Objectives and Policies .......            2           6
Directors and Officers ...................           32         N/A
Investment Advisory, Distribution and
  Servicing Arrangements .................           35          36
Portfolio Transactions ...................           40         N/A
Purchase and Redemption Information ......           41          29
Valuation of Shares ......................           42          35
Taxes ....................................           44          41
Description of Shares .....................          49          44
Additional Information Concerning Fund
  Shares..................................           51           --
Miscellaneous ............................           52          N/A
Appendix .................................          A-1          N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Bedford Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio has firm commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such

Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for speculative purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

                  Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio involved.

                  The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b)
above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one NRSRO or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.

                  Some of the significant financial considerations relating to the New York Municipal Money Market Portfolio's investments in New York Municipal Obligations are summarized below. This summary information is derived principally from official statements released prior to the date of this Statement of Additional Information relating to issues of New York Municipal Obligations and does not purport to be a complete description of any of the considerations mentioned herein. The accuracy and completeness of the information contained in such official statements has not been independently verified.

                  STATE ECONOMY. New York is the second most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for approximately 41% of both the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. The recession has been more severe in the State, owing to a significant retrenchment in the financial services industry, cutbacks in defense spending, and an overbuilt real estate market. There can be no assurance that the State economy will not experience worse-than-predicted results in the 1993-94 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991. The total employment growth rate in the State has been below the national average since 1984, and in 1992 the unemployment rate rose to 8.5%. State per capita personal income for 1992 was $23,534, which is 18.6% above the 1992 national average of $19,841. Between 1970 and 1980, the percentage by which the State's per capita income exceeded that of the national average fell from 19.8% to 8.1%, and the State dropped from fifth to eleventh in the nation in terms of per capita income. However, since 1980, the State's rate of per capita income growth was greater than that of the nation generally and the State's rank improved to fourth in 1990 and remained fourth in 1991 and 1992. Some analysts believe that the decline in jobs in both the city and New York State is the result of State and local taxation, which is among the highest in the nation, and which may cause corporations to locate outside New York State. The current high level of taxes limits the ability of New York State and the city to impose higher taxes in the event of future difficulties.

                  STATE BUDGET. The State Constitution requires the Governor to submit to the Legislature a balanced Executive Budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the Executive Budget. The entire plan constitutes the proposed State Financial Plan for that fiscal year. The Governor submits to the Legislature, on at least a quarterly basis, reports of actual receipts, revenues, disbursements, expenditures, tax refunds and reimbursements, and repayment of advances in form suitable for comparison with the State Financial Plan, together with explanations of deviations from the State Financial Plan.

                  At such time, the Governor is required to submit any amendments to the State financial plan necessitated by such deviations. The third quarterly update to the 1992-93 State Financial Plan was submitted by the Governor on January 19, 1993. Such revision projected that the State will complete its 1992-93 fiscal year with a cash-basis General Fund positive margin of $184 million. This positive balance will be made available for income tax refunds in the 1993-94 fiscal year.

                  The Governor released the recommenced Executive Budget for the 1993-94 fiscal year on January 19, 1993 and amended it on February 18, 1993. The recommended 1993-94 State Financial Plan projected a balanced General Fund. General Fund receipts and transfers from other funds were projected at $31.556 billion, including $184 million expected to be carried over from the 1993-94 fiscal year. Disbursements and transfers to other funds were projected at $31.489 billion, not including a $67 million repayment to the State's Tax Stabilization Reserve Fund.

                  The 1993-94 State Financial Plan formulated on April 16, 1993 (the "1993-94 State Financial Plan"), following enactment of the State's 1993-94 budget, projected General Fund receipts and transfers from other funds at $32.367 billion and disbursements and transfers to other funds at $32.300 billion. Excess receipts of $67 million will be used for a required payment to the State's Tax Stabilization Reserve Fund. In comparison to the recommended 1993-94 Executive Budget, the 1993-94 State budget, as enacted, reflected increases in both receipts and disbursements in General Funds of $811 million.

                  There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

                  The 1993-94 State Financial Plan is based on a number of assumptions and projections. Because it is not possible to predict accurately the occurrence of all factors that may affect the 1993-94 State Financial Plan, actual results may differ and have differed materially in recent years, from projections made at the outset of a fiscal year. The 1993-94 State Financial Plan has been prepared on a cash basis and on the basis of generally accepted accounting principles ("GAAP") using the four GAAP defined governmental fund types: the General Fund, Special Revenue Funds, Capital Projects Funds and Debt Service Funds.

                  RECENT FINANCIAL RESULTS. During its 1989-90, 1990-91 and 1991-92 fiscal years, the State incurred cash-basis operating deficits, prior to the issuance of short-term tax and revenue anticipation notes, owing to lower-than-projected receipts, which it believes to have been principally the result of a significant slowdown in the New York and regional economy, and with respect to the 1989-90 fiscal year, changes in taxpayer behavior caused by the Federal Tax Reform Act of 1986.

                  The General Fund is the principal operating fund of the State. It receives all State income that is not required by law to be deposited in another fund which for the State's 1993-94 fiscal year, comprises approximately 52% of total projected governmental fund receipts.

                  General Fund receipts, excluding transfers from other funds, totalled $28.818 billion in the State's 1991-92 fiscal year (before repayment of $1.081 billion of deficit notes issued in its 1990-91 fiscal year and before issuance of $531 million in deficit notes to close the 1991-92 fiscal year General Fund cash basis operating deficit), and $29.950 billion in the State's 1991-92 fiscal year (before repayment of $531 million in deficit notes issued to close the State's 1991-92 fiscal year General Fund cash basis deficit). General Fund receipts in the State's 1993-94 fiscal year are estimated in the 1993-94 State Financial Plan at $30.765 billion. Taxes account for 96% of estimated 1993-94 General Fund receipts, with the balance comprised of miscellaneous receipts.

                  General Fund disbursements, exclusive of transfers to other funds, totalled $28.058 billion in the State's 1991-92 fiscal year and $29.068 billion in the State's 1992-93 fiscal year and are estimated to total $30.346 billion in the State's 1993-94 fiscal year.

                  The State's financial position as shown in its Combined Balance Sheet as of March 31, 1992 included an accumulated deficit in its combined governmental funds of $3.315 billion represented by liabilities of $14.166 billion and assets of $10.851 billion available to liquidate such liabilities.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term debt that may be so authorized and subsequently incurred by the State. The total amount of long-term State general obligation debt authorized but not issued as of March 3, 1993 was approximately $2.427 billion.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds form the sale of duly authorized but unissued bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State of New York also employs two other types of long-term financing mechanisms which are State-supported but are not general obligations of the State: moral obligation and lease-purchase or contractual-obligation financing.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The Legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of those long-term obligations, which will be amortized over no more than 30 years, is expected to result in eliminating the need for continuing short-term seasonal borrowing for those purposes. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified both the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. To date, LGAC has issued its bonds to provide net proceeds of $3.281 billion. LGAC has been authorized to issue its bonds to provide net proceeds of up to an additional $703 million during the State's 1993-94 fiscal year.

                  In April 1993, legislation was also enacted providing for significant changes in the long-term financing practices of the State and the Authorities.

                  The Legislature passed a proposed constitutional amendment that would permit the State, without a voter referendum but within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State funds dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would require that State debt be incurred only for capital projects included in a multi-year capital financing plan and would prohibit lease-purchase and contractual-obligation financing mechanisms for State facilities. The Governor and the Legislative leaders have indicated that public hearings will be held on the proposed constitutional amendment. Before becoming effective, the proposed constitutional amendment must first be passed again by the next separately elected Legislature and then approved by the voters at a general election, so that it could not become effective until after the general election in November 1995.

                  On March 26, 1990, Standard & Poor's Corporation ("S&P") downgraded New York State's (1) general obligation bonds from "AA-" to "A" and
(2) commercial paper from "A-1+" to "A-1". Also downgraded was certain of New York State's variously rated moral obligation, lease-purchase, guaranteed and contractual-obligation debt, including debt issued by certain New York State agencies. On August 27, 1990, S&P affirmed these ratings without change. On

June 6, 1990, Moody's changed its ratings on all the State's outstanding general obligation bonds from "A-1" to "A". On March 26, 1990, S&P changed its ratings of all the State's outstanding general obligations bonds from "AA-" to "A". On January 6, 1992, Moody's lowered from "A" to "Baa-1" the ratings on certain appropriation-backed debt of the State of New York and its agencies. Approximately two-thirds of the State's tax-supported debt is affected by Moody's rating action. Moody's stated that the more secure general obligation, state-guaranteed and LGAC bonds continue to be rated "A", but are placed under review for possible downgrade over the coming months. On January 13, 1992, S&P lowered its rating on $4.8 billion of New York State general obligation bonds to "A-" from "A". Various agency debt, state moral obligations, contractual obligations, lease-purchase obligations and state guarantees are also affected by S&P's action. Additionally, under S&P's minimum-rating approach, New York local school district debt will now carry a minimum rating of "A-" rather than "A" and school districts currently rated "A" are placed on CreditWatch with negative implications. In taking these rating actions, Moody's and S&P variously cited continued economic deterioration, chronic operating deficits, mounting GAAP fund balance deficits and the legislative stalemate in seeking permanent and structurally sound fiscal operations. On January 15, 1992, S&P took further action by lowering the rating on the claims-paying ability of the State of New York Mortgage Agency Mortgage Insurance Fund to "BBB+" from "A-" following the January 13, 1992 downgrade of New York State's general obligation bond rating to "A-".

                  The State anticipates that its borrowings for capital purposes in its 1993-94 fiscal year will consist of approximately $460 million in general obligation bonds and $140 million in new commercial paper issuances. In addition, it is anticipated that the State will issue $140 million in general obligation bonds for the purpose of redeeming outstanding bond anticipation notes. The Legislature has also authorized the issuance of up to $85 million in certificates of participation for equipment purchases and real property purposes during the State's 1993-94 fiscal year. The projection of the State regarding its borrowings for the 1993-94 fiscal year may change if actual receipts fall short of State projections or if other circumstances require.

                  Payments for principal and interest due on general obligation bonds, interest due on bond anticipation notes and on tax and revenue anticipation notes, and contractual-obligation and lease-purchase commitments were $1.783 billion and $2.045 billion in the aggregate, for New York State's 1991-92 and 1992-93 fiscal years, respectively, and are estimated to be $2.326 billion for the State's 1993-94 fiscal year. These figures do not include interest payable on either New York State General Obligation Refunding Bonds issued on July 30, 1992, to the extent that such interest is to be paid from an escrow fund established with the proceeds of such bonds or New York State's installment payments relating to the issuance of certificates of participation.


                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees. Three has never been a default on any moral obligation debt of any Authority.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central New York; (2) certain aspects of New York State's Medicaid policies and its rates and regulations, including reimbursements to providers of mandatory and optional Medicare services; (3) contamination in the Love Canal area of Niagara Falls;
(4) an action against New York State and New York city officials alleging inadequate shelter allowances to maintain proper housing; (5) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (6) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (7) a challenge to the methods by which New York State reimburses localities for the administrative costs of food stamp programs; (8) a challenge to New York State's possession of certain property taken pursuant to New York State's Abandoned Property Law; (9) an action, in which New York State is a third party defendant, for injunctive or other appropriate relief, concerning liability for the maintenance of stone groins constructed along certain areas of Long Island's shoreline; (10) the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to the state employee retirement system; (11) action by school districts and their employees challenging the constitutionality of Chapter 175 of the Laws of 1990 which deferred school district contributions to the public retirement system and reduced by like amount state aid to the school districts; (12) challenges to portions of Public Health law, which imposed a 13% surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans and portions of Chapter 55 of the Laws of 1992 requiring hospitals to impose and remit to the State an 11% surcharge on hospital bills paid by commercial insurers, and which required health maintenance organizations to remit to the State a surcharge of up to 9%; and (13) a challenge to provisions of the Public Health Law and implementing regulations that imposed a bad debt and charity care allowance on all hospital bills and a 13% surcharge on inpatient bills paid by employee welfare benefit plans.

                  A number of cases have also been instituted against the State challenging the constitutionality of various public authority financing programs. In SCHULZ, ET AL. V. STATE OF NEW YORK, a proceeding was commenced on April 29, 1991 in the Supreme Court, Albany County challenging the constitutionality of certain state bonding and financing programs authorized by Chapter 190 of the Laws of 1990. By opinion dated May 11, 1993, the Court of Appeals held that petitioners have standing as voters pursuant to Section 11 of
Article VII of the State but affirmed the order dismissing the proceeding on the ground of laches.

                  In a proceeding commenced on August 6, 1991 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County), petitioners challenge the constitutionality of two bonding programs of the New York State Thruway Authority authorizing by Chapters 166 and 410 of the Laws of 1991. The defendants' motion to dismiss the action on procedural grounds was denied by order of the Supreme Court dated January 2, 1992. By order dated November 5, 1992, the Appellate Division, Third Department, reversed the order of the Supreme Court and granted defendants' motion to dismiss on grounds of standing and mootness. The proceeding is pending.

                  In an action commenced on February 6, 1992 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County) plaintiffs seek a judgment declaring unconstitutional sections 1, 2, 3 and 10 of Chapter 220 of the Laws of 1990 which relate to the creation and operation of LGAC. On Mach 3, 1992 the Supreme Court, Albany County, granted defendants' motion for summary judgment in all respects and dismissed the complaint. On July 23, 1992 the Appellate Division, Third Department, modified and affirmed the judgment of the Supreme Court, holding that the plaintiffs lacked standing. By opinion dated May 11, 1993, the Court of Appeals denied plaintiffs' motion for leave to appeal and dismissed the litigation. The Court noted that plaintiffs had failed to plead standing as voters pursuant to Section 11 of Article VII of the State Constitution, and, thus, the motion for leave to appeal did not directly involve a substantial constitutional question.

                  In SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., commenced May 24, 1993, Supreme Court, Albany County, petitioners challenge, among other things, the constitutionality of, and seek to enjoin certain highway, bridge and mass transportation bonding programs of the New York State Thruway Authority and the Metropolitan Transportation Authority authorized by Chapter 56 of the Laws of 1933. Petitioners contend that the application of State tax receipts held in dedicated transportation funds to pay debt service on bonds of the Thruway Authority and of the Metropolitan Transportation Authority violates Section 8 and 11 of Article VII and Section 5 of Article X of the State Constitution and due process provisions of the State and Federal Constitutions. By order dated May 24, 1993, the Supreme Court temporarily enjoined the State from implementing the bonding programs of the Thruway Authority and Metropolitan Transportation Authority described above.

                  Several actions challenging the withholdings of pay from civil employees by the State have also been decided against the State. A settlement has been announced in the actions brought by certain health insurers and health maintenance organizations challenging the constitutionality of the State's statutory scheme relating to excess medical malpractice insurance premiums. The U.S. District Court for the Wester District of New York has approved a settlement and award to plaintiffs in various employment discrimination suits brought against the State and its agencies. A stipulation to dismiss an action involving the treatment provided at a state facility for the developmentally disabled has been filed by the involved parties and approved by order of the District Court.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1993-94 fiscal year or thereafter. Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1993-94 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. In its audited financial statements for the 1991-92 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $489 million. The State has stated its belief that the 1993-94 State Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 1993-94 fiscal year.

                  Although other litigation is pending against New York State, except as described above, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  THE AUTHORITIES. The fiscal stability of the State is related to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. As of September 30, 1992, the latest data available, there were 18 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $62.2 billion as of September 30, 1992, of which approximately $8.2 billion was moral obligation debt and approximately $17.1 billion was financed under lease-purchase or contractual-obligation financing arrangements.

                  Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This assistance is expected to continue to be required in future years. New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  Experience has shown that if an Authority suffers serious financial difficulties, both the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes may be adversely affected. The New York State Housing Finance Agency and the New York State Urban Development Corporation have in the past required substantial amounts of assistance from the State to meet debt service costs or to pay operating expenses. Further assistance, possibly in increasing amounts, may be required for these, or other, Authorities in the future. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York is closely related to the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City's independently audited operating results for each of its 1981 through 1992 fiscal years, which end on June 30, show a General Fund surplus reported in accordance with GAAP. The City has eliminated the cumulative deficit in its net General Fund position. In addition, the city's financial statements for the 1992 fiscal year received an unqualified opinion from the City's independent auditors, the tenth consecutive year the City has received such an opinion.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to public credit markets. The City was not able to sell short-term notes to the public again until 1979. Since 1981, the City has fully satisfied its seasonal financing needs with sales of short-term notes in the public credit markets ranging from $850 million in fiscal year 1985 to $1.2 billion in fiscal year 1989.

                  On February 11, 1991, Moody's lowered their rating on the city's general obligation bonds to "Baa-1" from "A". Moody's expressed doubts about whether the City's January 16, 1991 financial plan presents a "reasonable program to achieve budget balance in fiscal 1991 and 1992 and assure long-term structural integrity." Moody's stated "the enormity of the current problem, the severity of required expenditure cuts, the substantial revenue enhancements that will be require to achieve balance, the vulnerability to exogenous factors, and the extremely short time frame within which all this must be accomplished introduce substantial new risk to the city's short- and long-term credit outlook." On April 29, 1991, S&P downgraded New York city's outstanding $1.3 billion of general obligation revenue and anticipation notes from "SP-1" to "SP-2". S&P also announced a rating of "SP-2" for the City's offering of $1.25 billion of general obligation revenue anticipation notes. The lower ratings of S&P "reflect the City's aggravated short-term cash position for fiscal 1991, the unusually high level of total revenue anticipation note exposure resulting from the State's delay in passing its budget and distributing fiscal aid, and continued pressure on revenues and expenditures due to prevailing economic conditions." On April 30, 1991, Moody's assigned a rating of "MIG-2" to the same offering of $1.25 billion of general obligation revenue anticipation notes. Moody's stated that "although an increasingly strained financial outlook for both the City and the State complicates the State budget adoption process, this rating on revenue anticipation notes relies explicitly on the expectation that the State is fully cognizant of the consequences of further untimely delays in state budget adoption and will act responsibly. Failure of the State to find a timely resolution to the budget process will have sever implications for the normal financial performance of New York City and other local governments in New York State." On October 7, 1991, Moody's again assigned a "MIG-2" rating to New York City's $1.25 billion of revenue anticipation notes, fiscal 1992, Series A.

                  Moody's stated in its January 6, 1992 downgrade of certain New York State obligations that while such action did not directly affect the bond ratings of local governments in New York State, the impact of the State's fiscal stringency on local government bond ratings will be assessed on a case-by-case basis. On June 22, 1992, Moody's gave its MIG-1 rating tot he city's $1.4 billion revenue anticipation notes and tax anticipation notes citing New York City's "markedly improved" short-term credit position.

                  On July 6, 1993, S&P reaffirmed the city's "A-" rating on $20.4 billion of general obligation bonds stating that "the City has identified additional gap-closing measures that have recurring value and will reduce next year's budget gap... by approximately $400 million." Officials at Moody's also indicated that there were no plans to alter its "Baa1" rating on the city's general obligation bonds.

                  New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the city to make up its budget deficits. To help alleviate the city's financial difficulties, the Legislature credited the Municipal Assistance Corporation ("MAC") in 1975. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. As of September 30, 1991, MAC had outstanding an aggregate of approximately $6.471 billion of its bonds. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. Under its enabling legislation, MAC's authority to issue bonds and notes (other than refunding bonds and notes) expired on December 31, 1984. Legislation has been passed by the Legislature which would, under certain conditions, permit MAC to issue up to $1.465 billion of additional bonds.

                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

         1993-1996 FINANCIAL PLAN

                  On June 11, 1992, the City submitted to the Control Board a new four-year financial plan covering fiscal years 1993 through 1996 ("the 1993-1996 Financial Plan"). The 1993-1996 Financial Plan is based on the City's adopted expense budget for fiscal year 1993, which includes actions to close a previously projected gap of approximately $1.2 billion. The 1993-1996 Financial Plan projected a balanced budget for fiscal year 1993 based upon revenues of $29.508 billion, but budget gaps of $1.6 billion, $1.7 billion and $2.3 billion in fiscal years 1994, 1995, and 1996, respectively. The 1993-1996 Financial Plan proposes to eliminate these gaps through a program of City, State and Federal actions.

                  On February 9, 1993, the City issued a modification to the 1993-1996 Financial Plan (the "February Modification"). After taking into account potential higher labor costs based upon a labor agreement reached in January and various other re-estimates of revenues and expenditures, the February Modification projected a balanced budget for fiscal year 1993, based upon revenues of $30.367 billion. The February Modification projected budget gaps in the subsequent years that are substantially larger than those projected in the 1993-1996 Financial Plan. Among the reasons for the larger gaps are lower estimates of real property tax revenues, higher estimates of labor costs deriving from the labor settlement reached in January and increased projections of spending for the Board of Education. Taking these and other developments into account, the February Modifications projected budget gaps for fiscal years 1994, 1995 and 1996 of $2.1 billion, $3.1 billion and $3.8 billion, respectively. The February Modification included resources from additional City, State and federal actions to offset these larger gaps.

                  On March 25, 1993, the staff of the Control Board issued a report on the February Modification. The staff concluded that, while the City will balance its budget in fiscal 1993, the February Modification does not make progress towards establishing structural balance with a revenue base sufficient to sustain a stable level of services. After taking into account what the staff considered to be the achievable elements of the City's gap-closing program, the report identified risks of approximately $1.0 billion, $1.9 billion, $2.3 billion and $2.6 billion in fiscal years 1994 through 1997, respectively. The report identified these major risks as actions that require State or federal approval; unspecified City gap-closing actions; risks associated with the City's revenue and expenditure estimates, including lower-than-planned revenues from the City lottery and higher-than-planned overtime costs; proposed Board of Education expenditure reductions; and the proposed sale of certain property tax receivables. In addition, the report explored issues related to the growth of the City's substantial debt-service burden and personal-services budget, and noted that the City's property tax forecast may need further reduction.

                  On May 3, 1993, the Mayor released his Executive Budget for fiscal year 1994 and revised projections for fiscal years 1993 through 1997 (the "Revised Financial Plan"). The Revised Financial Plan projects a balanced budget for fiscal year 1993 based upon revenues of $30.659 billion, after the prepayment in fiscal year 1993 of $345 million in expenditures previously planned for fiscal year 1994. After taking the prepayment into account, the Revised Financial Plan also projects a balanced budget for fiscal year 1994 based upon revenues of $31.399 billion. Budget balance in that year is dependent upon the success of the Revised Plan's fiscal year 1994 revenue enhancement and cost reduction program, the major elements of which include agency initiatives valued at $791 million, the receipt of $530 million of anticipated but as yet unidentified State and federal aid, and the completion for a sale of real estate tax receivables which is expected to generate $215 million. For City fiscal years 1995, 1996 and 1997, the Revised Financial Plan projects gaps of $1.7 billion, $2.2 billion and $2.6 billion, respectively, after taking into account the recurring impact of the fiscal year 1994 revenue enhancement and cost reduction program. The Revised Financial Plan proposes to close these gaps through a combination of city, State and federal actions.

                  On June 4, 1993, OSDC issued a report on the Revised Financial Plan. The report concluded that budget balance for fiscal year 1994 will be difficult to achieve. The report found that expenditures could be $280 million higher, due to higher estimates for payments to the Health and Hospitals Corporation (HHC) and for overtime in the uniformed services. In addition, the report noted that revenues could be $111 million lower, in part, because it is unlikely that resources from a sale or restructuring of the Off-Track Betting Corporation will be realized as planned. The report also found that much of the anticipated budget relief of $530 million from the federal and State governments was unlikely to materialize and that it was uncertain whether the City would be able to realize a one-time gain of $215 million from the proposed sale of certain real estate tax receivables.

                  For fiscal years 1995 through 1997, the OSDC report found that the budget gaps faced by the City could be greater than in the Revised Financial Plan by $345 million in fiscal year 1995, $350 million in fiscal year 1996 and $322 million in fiscal year 1997. These estimates reflect higher payments to HHC and the expectation that receipts from a City-run lottery will not materialize. The report noted that the Revised Financial Plan makes no provision for collective bargaining costs after the expiration for current contracts in mid-fiscal year 1995 and estimated that each annual wage increase of one percent would cause the projected budget gaps to widen by $56 million, $209 million and $363 million in fiscal years 1995 through 1997, respectively. Finally, the report concluded that with City spending growing faster than revenues, the challenge of balancing future budgets is formidable.

                  On June 13, 1993, the City Council adopted a budget for fiscal year 1994 which projects balanced operations based upon revenues of $31,269 billion (the "Adopted Budget"). The Adopted Budget eliminates $300 million of anticipated aid from the State and federal governments that was included in the Revised Financial Plan as it related to fiscal year 1994. The impact of the elimination is offset in the Adopted Budget by a larger program of agency spending reductions and revenue enhancements, as well as various re-estimates of revenues and expenditures.

                  On June 23, 1993, the City submitted to the Control Board a fourth quarter modification to the Revised Financial Plan as it relates to fiscal year 1993. The modification projects a balanced budget based on revenues of $30,653 billion after taking into account a discretionary transfer of surplus fiscal year 1993 funds to fiscal year 1994. The modification also includes an unallocated reserve of $40 million, which the City believes should be adequate to provide for any adjustments required by the year-end audit of its fiscal year 1993 operating results. Such audited results are expected to be known on or about October 31, 1993.

                  The City is expected to submit to the Control Board a four-year Financial Plan covering fiscal years 1994 through 1997 based on the Adopted Budget. OSDC and the staff of the Control Board are expected to issue reports commenting on their reviews of that Financial Plan.

                  Estimates of the City's revenues and expenditures are based on numerous assumptions and subject to various uncertainties. If expected Federal or New York State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from New York State.

         BORROWINGS

                  The City requires certain amounts of financing for seasonal and capital spending purposes. The City has issued $1.4 billion of notes for seasonal financing purposes during its 1993 fiscal year and expects this amount will be sufficient for the year. The City's capital financing program projects long-term financing requirements of approximately $16.8 billion for the City's fiscal years 1994 through 1997 for the construction and rehabilitation of the City's infrastructure and other fixed assets. The major capital requirements include expenditures for the City's water supply system, sewage and waste disposal systems, roads, bridges, mass transit, schools and housing. In addition to financing for new purposes, the City and the New York City Municipal Water Finance Authority have issued refunding bonds totalling $3.6 billion.

         OTHER LOCALITIES

                  Certain localities in addition to New York City could have financial problems leading to requests for additional State assistance during the State's 1993-1994 fiscal year and thereafter. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements in the State's 1993-1994 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor of the State Legislature to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

         CERTAIN MUNICIPAL INDEBTEDNESS

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1991, the total indebtedness of all localities in the State was approximately $32.2 billion, of which $16.8 billion was debt of New York City (excluding $6.7 billion in MAC debt); a small portion (approximately 39.0 million) this indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1991.


                  In 1992, an unusually large number of local government units requested authorization for deficit financing. According to the Comptroller, ten local government units have been authorized to issue deficit financing in the aggregate amount of $131.1 million. The current session of Legislature may receive as many or more requests for deficit-financing authorizations as a result of deficits previously incurred by local governments. Although the Comptroller has indicated that the level of deficit financing requests is unprecedented, such developments are not expected to have a material adverse effect on the financial condition of the State.

                  Certain proposed Federal expenditure reductions would reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities to increase local revenues to sustain those expenditures. If the State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. The longer-range potential problems of declining urban population, increasing expenditures, and other economic trends could adversely affect certain localities and require increasing State assistance in the future.

INVESTMENT LIMITATIONS.

                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

                           (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                           (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                           (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                           (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                           (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (7) purchase or sell commodities or commodity contracts;

                           (8) invest in oil, gas or mineral exploration or development programs;

                           (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                           (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (11) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares the Portfolio are represented at the meeting in person or by proxy.

                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                            1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                            1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                            2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                            3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                            1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

                            2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                            3. Act as an underwriter.

                            4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:

                            (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                            (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                            (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                            (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                            (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                            (6) purchase or sell commodities or commodity contracts;

                            (7) invest in oil, gas or mineral exploration or development programs;

                            (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                            (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                            (10) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax and does not constitute an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio affected are represented at the meeting in person or by proxy.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.


                            1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                  In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:



                                                                              Principal Occupation
Name, Address and Age                    Position with Fund                   During Past Five Years
---------------------                    ------------------                   ----------------------
Arnold M. Reichman, 48*                  Director                             Since 1986, Managing
466 Lexington Avenue                                                          Director and Assistant
New York, NY 10017                                                            Secretary, E.M. Warburg,
                                                                              Pincus & Co., Inc.;
                                                                              Since 1990, Chief
                                                                              Executive Officer
                                                                              and since 1991,
                                                                              Secretary, Counsellors
                                                                              Securities Inc.;
                                                                              Officer of various
                                                                              investment companies
                                                                              advised by Warburg,
                                                                              Pincus Counsellors, Inc.

Robert Sablowsky, 58**                   Director                             Since 1985, Executive
14 Wall Street                                                                Vice President of
New York, NY  10005                                                           Gruntal & Co., Inc.,
                                                                              Director, Gruntal & Co.,
                                                                              Inc. and Gruntal
                                                                              Financial Corp.

Francis J. McKay, 60                     Director                             Since 1963, Executive
7701 Burholme Avenue                                                          Vice President, Fox
Philadelphia, PA  19111                                                       Chase Cancer Center
                                                                              (Biomedical research and
                                                                              medical care).

Marvin E. Sternberg, 62                  Director                             Since 1974, Chairman,
937 Mt. Pleasant Road                                                         Director and President,
Bryn Mawr, PA  19010                                                          Moyco Industries, Inc.
                                                                              (manufacturer of dental supplies
                                                                              and precision coated abrasives);
                                                                              Since 1968, Director and President,
                                                                              Mart MMM, Inc. (formerly
                                                                              Montgomeryville Merchandise Mart,
                                                                              Inc.), Mart PMM, Inc. (formerly
                                                                              Pennsauken Merchandise Mart, Inc.)
                                                                              (shopping centers); and  Since
                                                                              1975, Director and Executive
                                                                              Vice President,
                                                                              Cellucap Mfg. Co., Inc.
                                                                              (manufacturer of disposable
                                                                              headwear).

                                       32

                                                                              Principal Occupation
Name, Address and Age                    Position with Fund                   During Past Five Years
---------------------                    ------------------                   ----------------------

Julian A. Brodsky, 63                    Director                             Director, and Vice
1234 Market Street                                                            Chairman, Comcast
16th Floor                                                                    Corporation; Director,
Philadelphia, PA 19107-3723                                                   Comcast Cablevision of
                                                                              Philadelphia (cable
                                                                              television and
                                                                              communications) and Nextel
                                                                              (Wireless communications).

Donald van Roden, 72                     Director                             Self-employed
1200 Old Mill Lane                                                            businessman.  From
Wyomissing, PA  19610                                                         February 1980 to March 1987, Vice
                                                                              Chairman, SmithKline
                                                                              Beckman Corporation
                                                                              (pharmaceuticals);
                                                                              Director, AAA Mid-Atlantic
                                                                              (auto service); Director,
                                                                              Keystone Insurance Co.

Edward J. Roach, 72                      President and Treasurer              Certified Public
Suite 152                                                                     Accountant; Vice
Bellevue Park Corporate                                                       Chairman of the Board,
  Center                                                                      Fox Chase Cancer
103 Bellevue Parkway                                                          Center; Vice President
Wilmington, DE  19809                                                         and Trustee, Pennsylvania School
                                                                              for the Deaf; Trustee,
                                                                              Immaculata College;  Vice
                                                                              President and Treasurer
                                                                              of various investment
                                                                              companies advised by
                                                                              PNC Bank Institutional
                                                                              Management Corporation.

Morgan R. Jones, 57                      Secretary                            Partner, the law firm of
1100 PNB Bank Building                                                        Drinker Biddle & Reath,
Broad and Chestnut Streets                                                    Philadelphia,
Philadelphia, PA  19107                                                       Chairman and Chief
                                                                              Executive Officer);
                                                                              Director, Rocking Horse Child Care
                                                                              Centers of America, Inc.




----------
* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Gruntal & Co., Inc., a broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation IN THE FOLLOWING AMOUNTS:

                   DIRECTORS              COMPENSATION
                   ---------              ------------
                   JULIAN A. BRODSKY           $12,525
                   FRANCIS J MCKAY              15,975
                   MARVIN E. STERNBERG          16,725
                   DONALD VAN RODEN             21,025



On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank,

National Association ("PNC Bank"), the sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and the Fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."


                  For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $4,174,375 IN ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $190,687 IN ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $1,638,622 IN ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND WAIVED ALL OF THE INVESTMENT ADVISORY FEES PAYABLE TO IT OF $2,709 WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. DURING THE SAME YEAR, PIMC WAIVED $ 3,527,715 OF ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $671,811 OF ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND $268,017 OF ADVISORY FEES WITH RESPECT TO THE NEW YORK MUNIICIPAL MONEY MARKET PORTFOLIO. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $2,274,697 in advisory fees with respect to the Money Market Portfolio, $67,752 in advisory fees with respect to the Municipal Money Market Portfolio, $780,122 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $187,660 with respect to the New York Municipal Money Market Portfolio. During the same year, PIMC waived $2,589,882 of advisory fees with respect to the Money Market Portfolio, $1,041,321 of advisory fees with respect to the Municipal Money Market Portfolio, $398,363 of advisory fees with respect to the Government Obligations Money Market Portfolio. For the year ended August 31, 1994, PIMC received (after waivers) $1,947,768 in advisory fees with respect to the Money Market Portfolio, $7,733 in advisory fees with respect to the Municipal Money Market Portfolio, $580,435 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $193,386 with respect to the New York Municipal Money Market Portfolio under its Advisory Contract with the Fund. During the same year, PIMC waived $2,255,986 of advisory fees with respect to the Money Market Portfolio, $1,091,646 of advisory fees with respect to the Municipal Money Market Portfolio, $461,938 of advisory fees with respect to the Government Obligations Money Market Portfolio.^

                  As required by various state regulations, PIMC will reimburse the Fund or a Portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1-1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class;
(m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Contracts were each most recently approved July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by Shareholders at a special meeting held on December 22, 1989. The Advisory Contract was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.

                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Eta Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Eta Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Eta Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements dated as of November 5, 1991 entered into by the Distributor and the Fund on behalf of each of the Eta Classes, (collectively, the "Distribution Contracts") and separate Plans of Distribution for each of the Eta Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of each of the Eta Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.


                  Each of the Plans relating to the Eta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was most recently approved for continuation on July 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). Each of the Plans relating to the Eta Class of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was approved by the sole shareholder of each Eta Class on November 5, 1991.


                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Eta Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Eta Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, has an indirect interest in the operation of the Plans by virtue of his position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.


                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because all Portfolios intend to purchase only securities with remaining maturities of 397 calendar days or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES

                  The Fund intends to use its best efforts to maintain the net asset value of each of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of a Portfolio. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 P.M. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE or the FRB, or both, are closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day (observed).

                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular Federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                 Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                   Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

                   While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions in the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each

Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                           DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money),

500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common Stock (N/I MICROCAP),50 million shares are classified as Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH
COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL
MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Classes Eta 1, Eta 2, Eta 3 and Eta 4, Common Stock constitute the Eta Family Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.


                  The classes of Common Stock have been grouped into fifteen separate "families": the RBB FAMILY, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, THE N/I FAMILY, THE BOSTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios. The Warburg Pincus Family represents interests in the Growth & Income Fund, Balanced Fund and Tax Free Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE
N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTOON PARTNERS FAMILY REPRESENTS INTEREST IN ONE NON-MONEY MARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand, L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation Classes, the Sansom Street Family, the Bedford Family and the Bradford Family which have been audited by Coopers & Lybrand L.L.P. as set forth in their reports, which also appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation Classes, the Sansom Street Family, the Bedford Family and the Bradford Family, are incorporated herein and made a part hereof in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                  CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

RBB Money Market Portfolio             Luanne M. Garvey and Robert J. Garvey                         12.7
(Class E)                              2729 Woodland Avenue
                                       Trooper, PA  19403

                                       HAROLD T. Erfer                                               13.0
                                       414 Charles Lane
                                       Wynnewood, PA  19096

                                       KAREN M. McElhinny and Contribution Account                   16.9
                                       4943 King Arthur Drive
                                       Erie, PA  16506

                                       JOHN Robert Estrada and                                       16.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX  76018

                                       ERIC Levine and Linda & Howard Levine                         29.6
                                       67 Lanes Pond Road
                                       Howell, NJ  07731

RBB Municipal Money Market             William B. Pettus Trust                                       11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO  63021-6635

                                       SEYMOUR Fein                                                  88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY  10457-0486

CASH Preservation Money Market         JEWISH Family and Children's                                  56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA  19103

                                       LYNDA R. Succ Trustee for in Trust under                      12.3
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO  63104



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       THERESA M. PALMER                                              6.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120

CASH Preservation Municipal Money      Kenneth Farwell and Valerie                                   11.1
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO  63107

                                       GARY L. LANGE and                                             10.4
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       St. CHARLES, MO  63309

                                       ANDREW DIEDERICH AND DORIS DIEDERICH                           6.1
                                       1003 LINDENMAN
                                       DES PERES, MO 63131

                                       MARCELLA L. Haugh Caring TR DTD 8/12/91                       15.3
                                       40 Plaza Square
                                       Apt. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                                 8.2
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122

                                       GWENDOYLN HAYNES                                               5.2
                                       2757 GEYER
                                       ST. LOUIS, MO

                                       SAVANNAH THOMAS Trust                                          5.2
                                       230 MADISON AVE.
                                       ROCK HILL, MD 63119

SANSOM Street Money Market             Wasner & Co.                                                  16.6
Portfolio (Class I)                    FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113

                                       SAXON and Co.                                                 74.8
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182




PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       ROBERTSON Stephens & Co.                                       8.6
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101

BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                            100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                            100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.                 5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT
                                       625 MADISON AVE., 4TH FLOOR                                    5.0
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master Retirement Trust                         10.2
(Class U)                              303 South Temple Drive
                                       Diboll, TX  75941

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.                 16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                      9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730

                                       C S FIRST BOSTON PENSION FUND                                 10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI




PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       SC JOHNSON & SON, INC. RETIREMENT PLAN                        13.3
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND
                                       8650 FLAIR DRIVE                                               6.3
                                       E. MONTE, CA  96731-3011

BEA Emerging Markets Equity            Wachovia Bank North Carolina Trust for Carolina               15.7
Portfolio (Class V)                    Power & Light Co. Supplemental Retirement Trust
                                       301 N. Main Street
                                       Winston-Salem, NC  27101

                                       WACHOVIA BANK OF NORTH CAROLINA                                5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                        30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES RETIREMENT SYSTEM                   10.8
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR 72201

                                       NORTHERN Trust                                                12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675

                                       AMHERST H. Wilder Foundation                                   5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

BEA US Core Equity Portfolio           Bank of New York                                              45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY  10286

                                       WERNER & Pfleiderer Pension                                    7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ  07446




PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       WASHINGTON HEBREW CONGREGATION                                11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                                    6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900

BEA US Core Fixed Income               New England UFCW & Employers' Pension Fund                    24.5
Portfolio (Class Y)                    Board of Trustees
                                       161 Forbes Road, Suite 201
                                       Braintree, MA  02184

                                       W.M. BURKE REHABILITATION                                      5.4
                                       HOSPITAL INC.

                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605
                                       PATTERSON & Co.                                                8.9
                                       P.O. Box 7829
                                       Philadelphia, PA  19102

                                       MAC & CO                                                       6.9
                                       FAO 176-655
                                       ROBF1766552
                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

                                       BANK OF NEW YORK                                               9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286

                                       CITIBANK NA                                                   12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income                Sunkist Master Trust                                          36.0
Portfolio (Class Z)                    14130 Riverside Drive
                                       Sherman Oaks, CA  91423

                                       PATTERSON & CO.                                               25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101




PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       KEY Trust Co. of Ohio                                         20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202-1559

                                       MARY E. MORTEN                                                 6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017
                                       ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio      William A. Marquard                                           37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY  40311

                                       ARNOLD Leon                                                   12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008

                                       IRWIN Bard                                                     6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                      5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123

N/I MICRO CAP FUND                     CHARLES SCHWAB & CO. INC.                                     15.8
(Class FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       CHASE MANHATTAN BANK                                          27.1
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                                   5.6
                                       c/o FIDUCIARY TRUST CO. INTL
                                       P. O. Box 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008





PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                     21.2
(CLASS GG)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       U S EQUITY INVESTMENT PORTFOLIO LP                            18.7
                                       C/O ASSET MANAGEMENT ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447

                                       BANK OF New York                                               9.8
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE FUND (CLASS HH)   CHARLES SCHWAB & CO. INC.                                     24.4
                                       SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott Money Market   JANNEY Montgomery Scott                                        100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

Janney Montgomery Scott Municipal      JANNEY Montgomery Scott                                        100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
MARKET)

Janney Montgomery Scott Government     JANNEY Montgomery Scott                                        100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT               Philadelphia, PA  19103-1675
OBLIGATIONS MONEY)

Janney Montgomery Scott New York       JANNEY Montgomery Scott                                        100
Municipal Money Market Portfolio       1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)    Philadelphia, PA  19103-1675



                  As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  LITIGATION. There is currently no material litigation affecting the Fund.

                                                     APPENDIX
DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                           AAA-Debt rated AAA has the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                           AA-Debt rated AA has a very strong capacity to pay
                  interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

                           Aaa-Bonds that are rated Aaa are judged to be of the
                  best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                           Aa-Bonds that are rated Aa are judged to be of high
                  quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PROSPECTUS

THE EPSILON FAMILY


MONEY MARKET PORTFOLIO

-----------------------------
MONEY MARKET PORTFOLIO

-----------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO

-----------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO



                                                                December 3, 1996

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                                TABLE OF CONTENTS
                                                                      Page
                                                                      ----
INTRODUCTION .......................................................     2
FINANCIAL HIGHLIGHTS ...............................................     6
INVESTMENT OBJECTIVES AND POLICIES .................................     6
PURCHASE AND REDEMPTION OF SHARES ..................................    29
NET ASSET VALUE ....................................................    36
MANAGEMENT .........................................................    36
DISTRIBUTION OF SHARES .............................................    40
DIVIDENDS AND DISTRIBUTIONS ........................................    41
TAXES ..............................................................    41
DESCRIPTION OF SHARES ..............................................    44
OTHER INFORMATION ..................................................    46




                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                   CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                        ADMINISTRATOR AND TRANSFER AGENT
                                   PFPC Inc.
                              Wilmington, Delaware

                                    COUNSEL
                       Ballard Spahr Andrews & Ingersoll
                           Philadelphia, Pennsylvania

                            INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                               THE EPSILON FAMILY
                                       OF
                               THE RBB FUND, INC.

                  The Epsilon Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares of such classes (collectively, the "Epsilon Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (collectively, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

                           MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

                           MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                           GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

                  AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


                  PNC Institutional Management Corporation serves as investment adviser for the Fund, PNC Bank, National Association ("PNC BANK") serves as sub-ADVISER for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, and serves as custodian for the Fund, PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. acts as distributor for the Fund.

                  This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.


                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                      December 3, 1996

                                  INTRODUCTION



                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland ON FEBRUARY 29, 1988 AND IS currently operating or proposing to operate NINETEEN separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Epsilon Classes") offered by this Prospectus represents interests in one of the following of such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.


                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

                  The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.

                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

                  The Fund's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("Provident") serves as sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and serves as custodian to the Fund, and PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.

     An investor may purchase and redeem Shares of any of the Epsilon Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  An investment in any of the Epsilon Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

                  For more detailed information of how to purchase or redeem Epsilon Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."

FEE TABLE


ESTIMATED ANNUAL FUND OPERATING EXPENSES (EPSILON CLASSES)
  AFTER EXPENSE REIMBURSEMENTS AND WAIVERS (2)






                                                               GOVERNMENT       NEW YORK
                                               MUNICIPAL       OBLIGATIONS      MUNICIPAL
                              MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                               PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                              ------------    ------------    ------------    ------------


Management fees (after
 waivers) (1)...............     .20%            .05%             .30%            0%
12b-1 fees (after
 waivers) (1)...............     .55             .55              .57            .52
Other Expenses (after
 reimbursements)............     .22             .24             .105            .27
                                 ---             ---             ----            ---
Total Fund Operating
 Expenses (Epsilon
 Classes) (after waivers
 and reimbursements)........     .97%            .84%            .975%           .78%
                                 ====            ====            =====           ====

(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) BEFORE EXPENSE REIMBURSEMENTS AND WAIVERS FOR THE MONEY MARKET PORTFOLIO, MUNICIPAL MONEY MARKET PORTFOLIO, GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO, MANAGEMENT FEES WOULD BE .37%, .33%, .42% AND .35%, RESPECTIVELY; 12B-1 FEES WOULD BE .55%, .55%, .57% AND .51%, RESPECTIVELY; OTHER EXPENSES WOULD BE .22%, .24%, .11% AND .28%, RESPECTIVELY AND TOTAL FUND OPERATING EXPENSES WOULD BE 1.14%, 1.12%, 1.10% AND 1.14%, RESPECTIVELY.


EXAMPLE

                  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                            1 Year   3 Year   5 Years   10 Years
                            ------   ------   -------   --------

Money Market*...........     $10      $31       N/A        N/A
Municipal Money
 Market*................     $ 9      $27       N/A        N/A
Government Obligations
 Money Market*..........     $10      $31       N/A        N/A
New York Municipal
 Money Market...........     $ 8      $25       N/A        N/A

*  Other classes of these Portfolios are sold with different fees and expenses.

                  THE EXAMPLE IN THE FEE TABLE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED AND THAT THE AMOUNTS LISTED UNDER "ANNUAL FUND OPERATING EXPENSES (EPSILON CLASSES) AFTER EXPENSE REIMBURSEMENTS AND WAIVERS" REMAIN THE SAME IN THE YEARS SHOWN. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Epsilon Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Advisor" and "Distribution of Shares" below.) The expense figures are based on estimated costs and estimated fees expected to be charged to the Epsilon Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal, New York State and New York City personal income taxes at stated rates.

                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Epsilon Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Epsilon Classes are not reflected in the yields of the Epsilon Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Epsilon Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."



                              FINANCIAL HIGHLIGHTS

                  NO FINANCIAL DATA IS SUPPLIED FOR THE PORTFOLIOS BECAUSE, AS OF THE DATE OF THIS PROSPECTUS, THE PORTFOLIOS HAD NO PERFORMANCE HISTORY.



                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO


                  The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

                  BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

                  Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

                  VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to a Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

                  ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purpose. See "Investment Limitations."

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 ("1940 Act").

                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

                  MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

                  WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (e.g., commercial paper rated "A-1" or "A-2" by S&P), (3) securities that are rated at the time of purchase by the only NRSRO rating the Security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of all outstanding Shares representing interests in the Portfolio. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Money Market Portfolio will be achieved. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Money Market Portfolio may not:

                           1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                           2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                           4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                        MUNICIPAL MONEY MARKET PORTFOLIO


                  The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Interest").

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                  The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.
                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                  Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market Portfolio-- Stand-by Commitments."

                  ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market
Portfolio--Eligible Securities".


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION
OF ILLIQUID SECURITIES, SEE, "INVESTMENT OBJECTIVES AND POLICIES -- MONEY MARKET PORTFOLIO --ILLIQUID SECURITIES" AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Municipal Money Market Portfolio may not:

                           1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation.

                           2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                  The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

                  Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares representing an interest in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 calendar days if such securities provide for adjustments in their interest rates not less frequently than every 397 calendar days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements." The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.

                  MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."
                  Mortgage-related securities may include asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less.

                  One such type of mortgage-related security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage-Related Debt Securities" in the Statement of Additional Information.

                  Each of the mortgage-related securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

                  To compare the prepayment risk for various mortgage-related securities, various independent mortgage-related securities dealers publish average remaining life data using proprietary models. In making determinations concerning average remaining life of mortgage-related securities for the Portfolio, the investment adviser will rely on such data to evaluate the prepayment risk in a particular security except to the extent such data are deemed unreasonable by the investment adviser. The investment adviser might deem such data unreasonable if such data appeared to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage-related securities dealers.

                  LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

                  SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities.

A more detailed discussion of short sales is contained in the Statement of Additional Information.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION
OF ILLIQUID SECURITIES, SEE, "INVESTMENT OBJECTIVES AND POLICIES -- MONEY MARKET PORTFOLIO --ILLIQUID SECURITIES" AND "Investment Objectives and Policies-- Illiquid Securities" in the Statement of Additional Information.


                  The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved. The investment limitations summarized below may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.


                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

                  The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 calendar days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for Federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio MUNICIPAL OBLIGATIONS."


                  Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of Federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market Portfolio-- Stand-by Commitments."


                  TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.


                  ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities". For a more complete description of eligible securities, see, "INVESTMENT OBJECTIVES AND POLICIES -- MONEY MARKET PORTFOLIO --ELIGIBLE SECURITIES" AND "Investment Objectives and Policies" in the Statement of Additional Information.


                  SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee.

                  The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

                  Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by Standard & Poor's Corporation ("S&P") and Moody's Investor Service, Inc. ("Moody's"). On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the shares. Some of the significant financial considerations relating to the Fund's investments in New York Obligations are summarized in the Statement of Additional Information.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION
OF ILLIQUID SECURITIES, SEE, "INVESTMENT OBJECTIVES AND POLICIES -- MONEY MARKET PORTFOLIO --ILLIQUID SECURITIES" AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the New York Municipal Money

Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the New York Municipal Money Market will be achieved. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The New York Municipal Money Market Portfolio may not:

                           1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES


                  GENERAL. Epsilon Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Epsilon Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Epsilon Shares.

                  All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it.

In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of 4:00 p.m. Eastern Time on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.

                  PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Epsilon Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Epsilon Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker.

                  Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

                  A broker may offer investors maintaining Accounts the ability to purchase Epsilon Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Epsilon Class designated by the investor as the "Primary Epsilon Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Epsilon Class at any time by so instructing his broker.

                  If a broker makes special arrangements under which orders for Epsilon Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                  DIRECT PURCHASES. An investor may also make direct investments at any time in any Epsilon Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Epsilon Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Epsilon Family" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

                  Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Epsilon Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank, National Association. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

                           A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the Epsilon Class selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

                           B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the
         Custodian:

                                    PNC Bank, N.A., Philadelphia, Pa.
                                    ABA-0310-0005-3.
                                    FROM:   (name of investor)
                                    ACCOUNT NUMBER: (investor's account number with the Portfolio)
                                    FOR PURCHASE OF: (name of the Portfolio)
                                    AMOUNT: (amount to be invested)

                           C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

                  RETIREMENT PLANS. Epsilon Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.


                              REDEMPTION PROCEDURES


                  Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

                  REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Epsilon Shares may redeem Epsilon Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all shares are redeemed, all accrued but unpaid dividends on those shares will be paid with the redemption proceeds.

                  An investor's brokerage firm will also redeem each day a sufficient number of Shares of the Primary Epsilon Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

                  Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

                  REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Epsilon Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee verifies the authenticity of your signature and the guarantor must be a participant in a STAMP Program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 583-7719 to determine whether the entity that will guarantee the signature is an eligible guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.

                  Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE TO REDEEM SHARES BY TELEPHONE BECAUSE THE CERTIFICATES MUST ACCOMPANY THE REDEMPTION REQUEST. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800)447-7719 (in Delaware call collect
(302)791-1153). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if the Fund does not employ such procedures it may be liable for losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that it reasonably believes to be genuine.

                  The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

                  For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

                  REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE FOR THIS CHECK WRITING PRIVILEGE BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL REDEMPTION REQUESTS. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                  When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cash at other banks.

                  ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

                  The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Epsilon Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

                                 NET ASSET VALUE


                  The net asset value per share of each of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE IS closed on the customary national business holidays of New Year's Day, President's Day, Good Friday, Memorial
Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas
Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS ON WHICH THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)), VETERANS DAY AND COLUMBUS DAY. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


                  The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

                  With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


                                   MANAGEMENT


BOARD OF DIRECTORS


                  The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate NINETEEN separate investment portfolios. Each of the Epsilon Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER

                  PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-ADVISER for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc., is a bank holding company and a wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                  As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-ADVISER to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


                  For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

                  For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.

                  PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-advisor. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.


                  For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% of the average net assets of the Money Market Portfolio, .05% of the average net assets of the Municipal Money Market Portfolio, .30% of the average net assets of the Government Obligations Money Market Portfolio and 0% of the average net assets of the New York Municipal Money Market Portfolio. For that same year, PIMC waived approximately
 .17%, .28%, .12% and .35% of the average net assets of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.


ADMINISTRATOR

                  PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC will be entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

                  PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of

Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

                  The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                  The investment adviser has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

                  The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.

                             DISTRIBUTION OF SHARES


                  Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors Inc., with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Epsilon Classes of the Fund pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of each of the Epsilon Classes.

                  The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Epsilon Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Epsilon Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Contracts the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of
 .60% of the average daily net assets of the relevant Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Epsilon Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                  Under each of the Distribution Contracts and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

                  Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Epsilon Class the fee agreed to under the relevant Distribution Contract. None of the Plans obligates the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan on behalf of the relevant Epsilon Class. Thus, under each of the Plans, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

                  The Plans in effect with respect to the Epsilon Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios have been approved by the sole shareholder of each such Class. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Epsilon Class. The fee set forth above will be paid by the Fund on behalf of the relevant Epsilon Class to the Distributor unless and until the relevant Plan is terminated or not renewed.


                           DIVIDENDS AND DISTRIBUTIONS


                  The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Epsilon Class unless a shareholder elects otherwise.

                  The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.


                                      TAXES

                  The following discussion is only a brief summary of some of the important tax considerations generally affecting the

Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                  Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to Federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining Federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for Federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to Federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                  Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for Federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

                  The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

                  Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

                  An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

                  Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal and state income tax consequences described above.


                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).


                  The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available to them.

                  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE EPSILON

CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE EPSILON CLASSES.

                  Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

                  The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


                  As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


                  The Fund will issue share certificates for any of the Epsilon Shares only upon the written request of a shareholder sent to PFPC.

                                OTHER INFORMATION


REPORTS AND INQUIRIES

                  Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149).

                                 EPSILON FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION




                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Epsilon Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Epsilon Family Prospectus of the Fund dated December 3, 1996, (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.


                                                     CONTENTS

                                                             Prospectus
                                                    Page        Page
                                                    ----     ----------
General ..................................            2          2
Investment Objectives and Policies .......            2          6
Directors and Officers ...................           32        N/A
Investment Advisory, Distribution and
  Servicing Arrangements .................           35         36
Portfolio Transactions ...................           40        N/A
Purchase and Redemption Information ......           41         29
Valuation of Shares ......................           42         36
Taxes ....................................           44         41
Description of Shares ....................           49         44
Additional Information Concerning Fund
  Shares..................................           51         --
Miscellaneous ............................           52        N/A
Appendix .................................          A-1        N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Bedford Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio has firm commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such

Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for speculative purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

                  Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio involved.

                  The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b)
above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or
(b) that are not unconditional, provided that the demand feature satisfies (2),
(3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one NRSRO or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.

                  Some of the significant financial considerations relating to the New York Municipal Money Market Portfolio's investments in New York Municipal Obligations are summarized below. This summary information is derived principally from official statements released prior to the date of this Statement of Additional Information relating to issues of New York Municipal Obligations and does not purport to be a complete description of any of the considerations mentioned herein. The accuracy and completeness of the information contained in such official statements has not been independently verified.

                  STATE ECONOMY. New York is the second most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for approximately 41% of both the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. The recession has been more severe in the State, owing to a significant retrenchment in the financial services industry, cutbacks in defense spending, and an overbuilt real estate market. There can be no assurance that the State economy will not experience worse-than-predicted results in the 1993-94 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991. The total employment growth rate in the State has been below the national average since 1984, and in 1992 the unemployment rate rose to 8.5%. State per capita personal income for 1992 was $23,534, which is 18.6% above the 1992 national average of $19,841. Between 1970 and 1980, the percentage by which the State's per capita income exceeded that of the national average fell from 19.8% to 8.1%, and the State dropped from fifth to eleventh in the nation in terms of per capita income. However, since 1980, the State's rate of per capita income growth was greater than that of the nation generally and the State's rank improved to fourth in 1990 and remained fourth in 1991 and 1992. Some analysts believe that the decline in jobs in both the city and New York State is the result of State and local taxation, which is among the highest in the nation, and which may cause corporations to locate outside New York State. The current high level of taxes limits the ability of New York State and the city to impose higher taxes in the event of future difficulties.

                  STATE BUDGET. The State Constitution requires the Governor to submit to the Legislature a balanced Executive Budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the Executive Budget. The entire plan constitutes the proposed State Financial Plan for that fiscal year. The Governor submits to the Legislature, on at least a quarterly basis, reports of actual receipts, revenues, disbursements, expenditures, tax refunds and reimbursements, and repayment of advances in form suitable for comparison with the State Financial Plan, together with explanations of deviations from the State Financial Plan.

                  At such time, the Governor is required to submit any amendments to the State financial plan necessitated by such deviations. The third quarterly update to the 1992-93 State Financial Plan was submitted by the Governor on January 19, 1993. Such revision projected that the State will complete its 1992-93 fiscal year with a cash-basis General Fund positive margin of $184 million. This positive balance will be made available for income tax refunds in the 1993-94 fiscal year.

                  The Governor released the recommenced Executive Budget for the 1993-94 fiscal year on January 19, 1993 and amended it on February 18, 1993. The recommended 1993-94 State Financial Plan projected a balanced General Fund. General Fund receipts and transfers from other funds were projected at $31.556 billion, including $184 million expected to be carried over from the 1993-94 fiscal year. Disbursements and transfers to other funds were projected at $31.489 billion, not including a $67 million repayment to the State's Tax Stabilization Reserve Fund.

                  The 1993-94 State Financial Plan formulated on April 16, 1993 (the "1993-94 State Financial Plan"), following enactment of the State's 1993-94 budget, projected General Fund receipts and transfers from other funds at $32.367 billion and disbursements and transfers to other funds at $32.300 billion. Excess receipts of $67 million will be used for a required payment to the State's Tax Stabilization Reserve Fund. In comparison to the recommended 1993-94 Executive Budget, the 1993-94 State budget, as enacted, reflected increases in both receipts and disbursements in General Funds of $811 million.

                  There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

                  The 1993-94 State Financial Plan is based on a number of assumptions and projections. Because it is not possible to predict accurately the occurrence of all factors that may affect the 1993-94 State Financial Plan, actual results may differ and have differed materially in recent years, from projections made at the outset of a fiscal year. The 1993-94 State Financial Plan has been prepared on a cash basis and on the basis of generally accepted accounting principles ("GAAP") using the four GAAP defined governmental fund types: the General Fund, Special Revenue Funds, Capital Projects Funds and Debt Service Funds.

                  RECENT FINANCIAL RESULTS. During its 1989-90, 1990-91 and 1991-92 fiscal years, the State incurred cash-basis operating deficits, prior to the issuance of short-term tax and revenue anticipation notes, owing to lower-than-projected receipts, which it believes to have been principally the result of a significant slowdown in the New York and regional economy, and with respect to the 1989-90 fiscal year, changes in taxpayer behavior caused by the Federal Tax Reform Act of 1986.

                  The General Fund is the principal operating fund of the State. It receives all State income that is not required by law to be deposited in another fund which for the State's 1993-94 fiscal year, comprises approximately 52% of total projected governmental fund receipts.

                  General Fund receipts, excluding transfers from other funds, totalled $28.818 billion in the State's 1991-92 fiscal year (before repayment of $1.081 billion of deficit notes issued in its 1990-91 fiscal year and before issuance of $531 million in deficit notes to close the 1991-92 fiscal year General Fund cash basis operating deficit), and $29.950 billion in the State's 1991-92 fiscal year (before repayment of $531 million in deficit notes issued to close the State's 1991-92 fiscal year General Fund cash basis deficit). General Fund receipts in the State's 1993-94 fiscal year are estimated in the 1993-94 State Financial Plan at $30.765 billion. Taxes account for 96% of estimated 1993-94 General Fund receipts, with the balance comprised of miscellaneous receipts.

                  General Fund disbursements, exclusive of transfers to other funds, totalled $28.058 billion in the State's 1991-92 fiscal year and $29.068 billion in the State's 1992-93 fiscal year and are estimated to total $30.346 billion in the State's 1993-94 fiscal year.

                  The State's financial position as shown in its Combined Balance Sheet as of March 31, 1992 included an accumulated deficit in its combined governmental funds of $3.315 billion represented by liabilities of $14.166 billion and assets of $10.851 billion available to liquidate such liabilities.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term debt that may be so authorized and subsequently incurred by the State. The total amount of long-term State general obligation debt authorized but not issued as of March 3, 1993 was approximately $2.427 billion.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds form the sale of duly authorized but unissued bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State of New York also employs two other types of long-term financing mechanisms which are State-supported but are not general obligations of the State: moral obligation and lease-purchase or contractual-obligation financing.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The Legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of those long-term obligations, which will be amortized over no more than 30 years, is expected to result in eliminating the need for continuing short-term seasonal borrowing for those purposes. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified both the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. To date, LGAC has issued its bonds to provide net proceeds of $3.281 billion. LGAC has been authorized to issue its bonds to provide net proceeds of up to an additional $703 million during the State's 1993-94 fiscal year.

                  In April 1993, legislation was also enacted providing for significant changes in the long-term financing practices of the State and the Authorities.

                  The Legislature passed a proposed constitutional amendment that would permit the State, without a voter referendum but within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State funds dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would require that State debt be incurred only for capital projects included in a multi-year capital financing plan and would prohibit lease-purchase and contractual-obligation financing mechanisms for State facilities. The Governor and the Legislative leaders have indicated that public hearings will be held on the proposed constitutional amendment. Before becoming effective, the proposed constitutional amendment must first be passed again by the next separately elected Legislature and then approved by the voters at a general election, so that it could not become effective until after the general election in November 1995.

                  On March 26, 1990, Standard & Poor's Corporation ("S&P") downgraded New York State's (1) general obligation bonds from "AA-" to "A" and
(2) commercial paper from "A-1+" to "A-1". Also downgraded was certain of New York State's variously rated moral obligation, lease-purchase, guaranteed and contractual-obligation debt, including debt issued by certain New York State agencies. On August 27, 1990, S&P affirmed these ratings without change. On

June 6, 1990, Moody's changed its ratings on all the State's outstanding general obligation bonds from "A-1" to "A". On March 26, 1990, S&P changed its ratings of all the State's outstanding general obligations bonds from "AA-" to "A". On January 6, 1992, Moody's lowered from "A" to "Baa-1" the ratings on certain appropriation-backed debt of the State of New York and its agencies. Approximately two-thirds of the State's tax-supported debt is affected by Moody's rating action. Moody's stated that the more secure general obligation, state-guaranteed and LGAC bonds continue to be rated "A", but are placed under review for possible downgrade over the coming months. On January 13, 1992, S&P lowered its rating on $4.8 billion of New York State general obligation bonds to "A-" from "A". Various agency debt, state moral obligations, contractual obligations, lease-purchase obligations and state guarantees are also affected by S&P's action. Additionally, under S&P's minimum-rating approach, New York local school district debt will now carry a minimum rating of "A-" rather than "A" and school districts currently rated "A" are placed on CreditWatch with negative implications. In taking these rating actions, Moody's and S&P variously cited continued economic deterioration, chronic operating deficits, mounting GAAP fund balance deficits and the legislative stalemate in seeking permanent and structurally sound fiscal operations. On January 15, 1992, S&P took further action by lowering the rating on the claims-paying ability of the State of New York Mortgage Agency Mortgage Insurance Fund to "BBB+" from "A-" following the January 13, 1992 downgrade of New York State's general obligation bond rating to "A-".

                  The State anticipates that its borrowings for capital purposes in its 1993-94 fiscal year will consist of approximately $460 million in general obligation bonds and $140 million in new commercial paper issuances. In addition, it is anticipated that the State will issue $140 million in general obligation bonds for the purpose of redeeming outstanding bond anticipation notes. The Legislature has also authorized the issuance of up to $85 million in certificates of participation for equipment purchases and real property purposes during the State's 1993-94 fiscal year. The projection of the State regarding its borrowings for the 1993-94 fiscal year may change if actual receipts fall short of State projections or if other circumstances require.

                  Payments for principal and interest due on general obligation bonds, interest due on bond anticipation notes and on tax and revenue anticipation notes, and contractual-obligation and lease-purchase commitments were $1.783 billion and $2.045 billion in the aggregate, for New York State's 1991-92 and 1992-93 fiscal years, respectively, and are estimated to be $2.326 billion for the State's 1993-94 fiscal year. These figures do not include interest payable on either New York State General Obligation Refunding Bonds issued on July 30, 1992, to the extent that such interest is to be paid from an escrow fund established with the proceeds of such bonds or New York State's installment payments relating to the issuance of certificates of participation.


                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees. Three has never been a default on any moral obligation debt of any Authority.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central New York; (2) certain aspects of New York State's Medicaid policies and its rates and regulations, including reimbursements to providers of mandatory and optional Medicare services; (3) contamination in the Love Canal area of Niagara Falls;
(4) an action against New York State and New York city officials alleging inadequate shelter allowances to maintain proper housing; (5) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (6) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (7) a challenge to the methods by which New York State reimburses localities for the administrative costs of food stamp programs; (8) a challenge to New York State's possession of certain property taken pursuant to New York State's Abandoned Property Law; (9) an action, in which New York State is a third party defendant, for injunctive or other appropriate relief, concerning liability for the maintenance of stone groins constructed along certain areas of Long Island's shoreline; (10) the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to the state employee retirement system; (11) action by school districts and their employees challenging the constitutionality of Chapter 175 of the Laws of 1990 which deferred school district contributions to the public retirement system and reduced by like amount state aid to the school districts; (12) challenges to portions of Public Health law, which imposed a 13% surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans and portions of Chapter 55 of the Laws of 1992 requiring hospitals to impose and remit to the State an 11% surcharge on hospital bills paid by commercial insurers, and which required health maintenance organizations to remit to the State a surcharge of up to 9%; and (13) a challenge to provisions of the Public Health Law and implementing regulations that imposed a bad debt and charity care allowance on all hospital bills and a 13% surcharge on inpatient bills paid by employee welfare benefit plans.

                  A number of cases have also been instituted against the State challenging the constitutionality of various public authority financing programs. In SCHULZ, ET AL. V. STATE OF NEW YORK, a proceeding was commenced on April 29, 1991 in the Supreme Court, Albany County challenging the constitutionality of certain state bonding and financing programs authorized by Chapter 190 of the Laws of 1990. By opinion dated May 11, 1993, the Court of Appeals held that petitioners have standing as voters pursuant to Section 11 of
Article VII of the State but affirmed the order dismissing the proceeding on the ground of laches.

                  In a proceeding commenced on August 6, 1991 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County), petitioners challenge the constitutionality of two bonding programs of the New York State Thruway Authority authorizing by Chapters 166 and 410 of the Laws of 1991. The defendants' motion to dismiss the action on procedural grounds was denied by order of the Supreme Court dated January 2, 1992. By order dated November 5, 1992, the Appellate Division, Third Department, reversed the order of the Supreme Court and granted defendants' motion to dismiss on grounds of standing and mootness. The proceeding is pending.

                  In an action commenced on February 6, 1992 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County) plaintiffs seek a judgment declaring unconstitutional sections 1, 2, 3 and 10 of Chapter 220 of the Laws of 1990 which relate to the creation and operation of LGAC. On Mach 3, 1992 the Supreme Court, Albany County, granted defendants' motion for summary judgment in all respects and dismissed the complaint. On July 23, 1992 the Appellate Division, Third Department, modified and affirmed the judgment of the Supreme Court, holding that the plaintiffs lacked standing. By opinion dated May 11, 1993, the Court of Appeals denied plaintiffs' motion for leave to appeal and dismissed the litigation. The Court noted that plaintiffs had failed to plead standing as voters pursuant to Section 11 of Article VII of the State Constitution, and, thus, the motion for leave to appeal did not directly involve a substantial constitutional question.

                  In SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., commenced May 24, 1993, Supreme Court, Albany County, petitioners challenge, among other things, the constitutionality of, and seek to enjoin certain highway, bridge and mass transportation bonding programs of the New York State Thruway Authority and the Metropolitan Transportation Authority authorized by Chapter 56 of the Laws of 1933. Petitioners contend that the application of State tax receipts held in dedicated transportation funds to pay debt service on bonds of the Thruway Authority and of the Metropolitan Transportation Authority violates Section 8 and 11 of Article VII and Section 5 of Article X of the State Constitution and due process provisions of the State and Federal Constitutions. By order dated May 24, 1993, the Supreme Court temporarily enjoined the State from implementing the bonding programs of the Thruway Authority and Metropolitan Transportation Authority described above.

                  Several actions challenging the withholdings of pay from civil employees by the State have also been decided against the State. A settlement has been announced in the actions brought by certain health insurers and health maintenance organizations challenging the constitutionality of the State's statutory scheme relating to excess medical malpractice insurance premiums. The U.S. District Court for the Wester District of New York has approved a settlement and award to plaintiffs in various employment discrimination suits brought against the State and its agencies. A stipulation to dismiss an action involving the treatment provided at a state facility for the developmentally disabled has been filed by the involved parties and approved by order of the District Court.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1993-94 fiscal year or thereafter. Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1993-94 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. In its audited financial statements for the 1991-92 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $489 million. The State has stated its belief that the 1993-94 State Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 1993-94 fiscal year.

                  Although other litigation is pending against New York State, except as described above, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  THE AUTHORITIES. The fiscal stability of the State is related to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. As of September 30, 1992, the latest data available, there were 18 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $62.2 billion as of September 30, 1992, of which approximately $8.2 billion was moral obligation debt and approximately $17.1 billion was financed under lease-purchase or contractual-obligation financing arrangements.

                  Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This assistance is expected to continue to be required in future years. New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  Experience has shown that if an Authority suffers serious financial difficulties, both the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes may be adversely affected. The New York State Housing Finance Agency and the New York State Urban Development Corporation have in the past required substantial amounts of assistance from the State to meet debt service costs or to pay operating expenses. Further assistance, possibly in increasing amounts, may be required for these, or other, Authorities in the future. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York is closely related to the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City's independently audited operating results for each of its 1981 through 1992 fiscal years, which end on June 30, show a General Fund surplus reported in accordance with GAAP. The City has eliminated the cumulative deficit in its net General Fund position. In addition, the city's financial statements for the 1992 fiscal year received an unqualified opinion from the City's independent auditors, the tenth consecutive year the City has received such an opinion.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to public credit markets. The City was not able to sell short-term notes to the public again until 1979. Since 1981, the City has fully satisfied its seasonal financing needs with sales of short-term notes in the public credit markets ranging from $850 million in fiscal year 1985 to $1.2 billion in fiscal year 1989.

                  On February 11, 1991, Moody's lowered their rating on the city's general obligation bonds to "Baa-1" from "A". Moody's expressed doubts about whether the City's January 16, 1991 financial plan presents a "reasonable program to achieve budget balance in fiscal 1991 and 1992 and assure long-term structural integrity." Moody's stated "the enormity of the current problem, the severity of required expenditure cuts, the substantial revenue enhancements that will be require to achieve balance, the vulnerability to exogenous factors, and the extremely short time frame within which all this must be accomplished introduce substantial new risk to the city's short- and long-term credit outlook." On April 29, 1991, S&P downgraded New York city's outstanding $1.3 billion of general obligation revenue and anticipation notes from "SP-1" to "SP-2". S&P also announced a rating of "SP-2" for the City's offering of $1.25 billion of general obligation revenue anticipation notes. The lower ratings of S&P "reflect the City's aggravated short-term cash position for fiscal 1991, the unusually high level of total revenue anticipation note exposure resulting from the State's delay in passing its budget and distributing fiscal aid, and continued pressure on revenues and expenditures due to prevailing economic conditions." On April 30, 1991, Moody's assigned a rating of "MIG-2" to the same offering of $1.25 billion of general obligation revenue anticipation notes. Moody's stated that "although an increasingly strained financial outlook for both the City and the State complicates the State budget adoption process, this rating on revenue anticipation notes relies explicitly on the expectation that the State is fully cognizant of the consequences of further untimely delays in state budget adoption and will act responsibly. Failure of the State to find a timely resolution to the budget process will have sever implications for the normal financial performance of New York City and other local governments in New York State." On October 7, 1991, Moody's again assigned a "MIG-2" rating to New York City's $1.25 billion of revenue anticipation notes, fiscal 1992, Series A.

                  Moody's stated in its January 6, 1992 downgrade of certain New York State obligations that while such action did not directly affect the bond ratings of local governments in New York State, the impact of the State's fiscal stringency on local government bond ratings will be assessed on a case-by-case basis. On June 22, 1992, Moody's gave its MIG-1 rating tot he city's $1.4 billion revenue anticipation notes and tax anticipation notes citing New York City's "markedly improved" short-term credit position.

                  On July 6, 1993, S&P reaffirmed the city's "A-" rating on $20.4 billion of general obligation bonds stating that "the City has identified additional gap-closing measures that have recurring value and will reduce next year's budget gap... by approximately $400 million." Officials at Moody's also indicated that there were no plans to alter its "Baa1" rating on the city's general obligation bonds.

                  New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the city to make up its budget deficits. To help alleviate the city's financial difficulties, the Legislature credited the Municipal Assistance Corporation ("MAC") in 1975. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. As of September 30, 1991, MAC had outstanding an aggregate of approximately $6.471 billion of its bonds. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. Under its enabling legislation, MAC's authority to issue bonds and notes (other than refunding bonds and notes) expired on December 31, 1984. Legislation has been passed by the Legislature which would, under certain conditions, permit MAC to issue up to $1.465 billion of additional bonds.

                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

         1993-1996 FINANCIAL PLAN

                  On June 11, 1992, the City submitted to the Control Board a new four-year financial plan covering fiscal years 1993 through 1996 ("the 1993-1996 Financial Plan"). The 1993-1996 Financial Plan is based on the City's adopted expense budget for fiscal year 1993, which includes actions to close a previously projected gap of approximately $1.2 billion. The 1993-1996 Financial Plan projected a balanced budget for fiscal year 1993 based upon revenues of $29.508 billion, but budget gaps of $1.6 billion, $1.7 billion and $2.3 billion in fiscal years 1994, 1995, and 1996, respectively. The 1993-1996 Financial Plan proposes to eliminate these gaps through a program of City, State and Federal actions.

                  On February 9, 1993, the City issued a modification to the 1993-1996 Financial Plan (the "February Modification"). After taking into account potential higher labor costs based upon a labor agreement reached in January and various other re-estimates of revenues and expenditures, the February Modification projected a balanced budget for fiscal year 1993, based upon revenues of $30.367 billion. The February Modification projected budget gaps in the subsequent years that are substantially larger than those projected in the 1993-1996 Financial Plan. Among the reasons for the larger gaps are lower estimates of real property tax revenues, higher estimates of labor costs deriving from the labor settlement reached in January and increased projections of spending for the Board of Education. Taking these and other developments into account, the February Modifications projected budget gaps for fiscal years 1994, 1995 and 1996 of $2.1 billion, $3.1 billion and $3.8 billion, respectively. The February Modification included resources from additional City, State and federal actions to offset these larger gaps.

                  On March 25, 1993, the staff of the Control Board issued a report on the February Modification. The staff concluded that, while the City will balance its budget in fiscal 1993, the February Modification does not make progress towards establishing structural balance with a revenue base sufficient to sustain a stable level of services. After taking into account what the staff considered to be the achievable elements of the City's gap-closing program, the report identified risks of approximately $1.0 billion, $1.9 billion, $2.3 billion and $2.6 billion in fiscal years 1994 through 1997, respectively. The report identified these major risks as actions that require State or federal approval; unspecified City gap-closing actions; risks associated with the City's revenue and expenditure estimates, including lower-than-planned revenues from the City lottery and higher-than-planned overtime costs; proposed Board of Education expenditure reductions; and the proposed sale of certain property tax receivables. In addition, the report explored issues related to the growth of the City's substantial debt-service burden and personal-services budget, and noted that the City's property tax forecast may need further reduction.

                  On May 3, 1993, the Mayor released his Executive Budget for fiscal year 1994 and revised projections for fiscal years 1993 through 1997 (the "Revised Financial Plan"). The Revised Financial Plan projects a balanced budget for fiscal year 1993 based upon revenues of $30.659 billion, after the prepayment in fiscal year 1993 of $345 million in expenditures previously planned for fiscal year 1994. After taking the prepayment into account, the Revised Financial Plan also projects a balanced budget for fiscal year 1994 based upon revenues of $31.399 billion. Budget balance in that year is dependent upon the success of the Revised Plan's fiscal year 1994 revenue enhancement and cost reduction program, the major elements of which include agency initiatives valued at $791 million, the receipt of $530 million of anticipated but as yet unidentified State and federal aid, and the completion for a sale of real estate tax receivables which is expected to generate $215 million. For City fiscal years 1995, 1996 and 1997, the Revised Financial Plan projects gaps of $1.7 billion, $2.2 billion and $2.6 billion, respectively, after taking into account the recurring impact of the fiscal year 1994 revenue enhancement and cost reduction program. The Revised Financial Plan proposes to close these gaps through a combination of city, State and federal actions.

                  On June 4, 1993, OSDC issued a report on the Revised Financial Plan. The report concluded that budget balance for fiscal year 1994 will be difficult to achieve. The report found that expenditures could be $280 million higher, due to higher estimates for payments to the Health and Hospitals Corporation (HHC) and for overtime in the uniformed services. In addition, the report noted that revenues could be $111 million lower, in part, because it is unlikely that resources from a sale or restructuring of the Off-Track Betting Corporation will be realized as planned. The report also found that much of the anticipated budget relief of $530 million from the federal and State governments was unlikely to materialize and that it was uncertain whether the City would be able to realize a one-time gain of $215 million from the proposed sale of certain real estate tax receivables.

                  For fiscal years 1995 through 1997, the OSDC report found that the budget gaps faced by the City could be greater than in the Revised Financial Plan by $345 million in fiscal year 1995, $350 million in fiscal year 1996 and $322 million in fiscal year 1997. These estimates reflect higher payments to HHC and the expectation that receipts from a City-run lottery will not materialize. The report noted that the Revised Financial Plan makes no provision for collective bargaining costs after the expiration for current contracts in mid-fiscal year 1995 and estimated that each annual wage increase of one percent would cause the projected budget gaps to widen by $56 million, $209 million and $363 million in fiscal years 1995 through 1997, respectively. Finally, the report concluded that with City spending growing faster than revenues, the challenge of balancing future budgets is formidable.

                  On June 13, 1993, the City Council adopted a budget for fiscal year 1994 which projects balanced operations based upon revenues of $31,269 billion (the "Adopted Budget"). The Adopted Budget eliminates $300 million of anticipated aid from the State and federal governments that was included in the Revised Financial Plan as it related to fiscal year 1994. The impact of the elimination is offset in the Adopted Budget by a larger program of agency spending reductions and revenue enhancements, as well as various re-estimates of revenues and expenditures.

                  On June 23, 1993, the City submitted to the Control Board a fourth quarter modification to the Revised Financial Plan as it relates to fiscal year 1993. The modification projects a balanced budget based on revenues of $30,653 billion after taking into account a discretionary transfer of surplus fiscal year 1993 funds to fiscal year 1994. The modification also includes an unallocated reserve of $40 million, which the City believes should be adequate to provide for any adjustments required by the year-end audit of its fiscal year 1993 operating results. Such audited results are expected to be known on or about October 31, 1993.

                  The City is expected to submit to the Control Board a four-year Financial Plan covering fiscal years 1994 through 1997 based on the Adopted Budget. OSDC and the staff of the Control Board are expected to issue reports commenting on their reviews of that Financial Plan.

                  Estimates of the City's revenues and expenditures are based on numerous assumptions and subject to various uncertainties. If expected Federal or New York State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from New York State.

         BORROWINGS

                  The City requires certain amounts of financing for seasonal and capital spending purposes. The City has issued $1.4 billion of notes for seasonal financing purposes during its 1993 fiscal year and expects this amount will be sufficient for the year. The City's capital financing program projects long-term financing requirements of approximately $16.8 billion for the City's fiscal years 1994 through 1997 for the construction and rehabilitation of the City's infrastructure and other fixed assets. The major capital requirements include expenditures for the City's water supply system, sewage and waste disposal systems, roads, bridges, mass transit, schools and housing. In addition to financing for new purposes, the City and the New York City Municipal Water Finance Authority have issued refunding bonds totalling $3.6 billion.

         OTHER LOCALITIES

                  Certain localities in addition to New York City could have financial problems leading to requests for additional State assistance during the State's 1993-1994 fiscal year and thereafter. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements in the State's 1993-1994 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor of the State Legislature to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

         CERTAIN MUNICIPAL INDEBTEDNESS

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1991, the total indebtedness of all localities in the State was approximately $32.2 billion, of which $16.8 billion was debt of New York City (excluding $6.7 billion in MAC debt); a small portion (approximately 39.0 million) this indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1991.


                  In 1992, an unusually large number of local government units requested authorization for deficit financing. According to the Comptroller, ten local government units have been authorized to issue deficit financing in the aggregate amount of $131.1 million. The current session of Legislature may receive as many or more requests for deficit-financing authorizations as a result of deficits previously incurred by local governments. Although the Comptroller has indicated that the level of deficit financing requests is unprecedented, such developments are not expected to have a material adverse effect on the financial condition of the State.

                  Certain proposed Federal expenditure reductions would reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities to increase local revenues to sustain those expenditures. If the State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. The longer-range potential problems of declining urban population, increasing expenditures, and other economic trends could adversely affect certain localities and require increasing State assistance in the future.

INVESTMENT LIMITATIONS.

                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

                  (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                  (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                  (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                  (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                  (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                  (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                  (7) purchase or sell commodities or commodity contracts;

                  (8) invest in oil, gas or mineral exploration or development programs;

                  (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                  (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                  (11) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares the Portfolio are represented at the meeting in person or by proxy.

                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                  1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and
         (iv) above will be approved or ratified by the Board of Directors.

                  2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                  1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

                  2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                  3. Act as an underwriter.

                  4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:

                  (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                  (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                  (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                  (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                  (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                  (6) purchase or sell commodities or commodity contracts;

                  (7) invest in oil, gas or mineral exploration or development programs;

                  (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                  (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                  (10) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax and does not constitute an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio affected are represented at the meeting in person or by proxy.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.


                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                  In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:



                                                      Principal Occupation
Name, Address, and Age        Position with Fund      During Past Five Years
----------------------        ------------------      ----------------------
Arnold M. Reichman - 48*      Director                Since 1986, Managing
466 Lexington Avenue                                  Director and Assistant
New York, NY 10017                                    Secretary, E.M. Warburg,
                                                      Pincus & Co., Inc.; Since
                                                      1990, Chief Executive
                                                      Officer and since 1991,
                                                      Secretary, Counsellors
                                                      Securities Inc.; Officer
                                                      of various investment
                                                      companies advised by
                                                      Warburg, Pincus
                                                      Counsellors, Inc.

Robert Sablowsky - 58**        Director               Since 1985, Executive
14 Wall Street                                        Vice President of
New York, NY  10005                                   Gruntal & Co., Inc.,
                                                      Director, Gruntal & Co.,
                                                      Inc. and Gruntal
                                                      Financial Corp.


Francis J. McKay - 60          Director               Since 1963, Executive
7701 Burholme Avenue                                  Vice President, Fox
Philadelphia, PA  19111                               Chase Cancer Center
                                                      (Biomedical research and
                                                      medical care).


Marvin E. Sternberg - 62       Director               Since 1974, Chairman,
937 Mt. Pleasant Road                                 Director and President,
Bryn Mawr, PA  19010                                  Moyco Industries, Inc.
                                                      (manufacturer of dental
                                                      supplies and precision
                                                      coated abrasives); Since
                                                      1968, Director and
                                                      President, Mart MMM, Inc.
                                                      (formerly  Montgomeryville
                                                      Merchandise Mart, Inc.),
                                                      Mart PMM, Inc. (formerly
                                                      Pennsauken Merchandise
                                                      Mart, Inc.) (shopping
                                                      centers); and  Since
                                                      1975, Director and
                                                      Executive Vice President,
                                                      Cellucap Mfg. Co., Inc.
                                                      (manufacturer of
                                                      disposable headwear).

                                                       Principal Occupation
Name, Address, and Age        Position with Fund       During Past Five Years
----------------------        ------------------       ----------------------
Julian A. Brodsky - 63        Director                 Director, and Vice
1234 Market Street                                     Chairman, Comcast
16th Floor                                             Corporation; Director,
Philadelphia, PA 19107-3723                            Comcast Cablevision of
                                                       Philadelphia (cable
                                                       television and
                                                       communications) and
                                                       Nextel (Wireless
                                                       communications).

Donald van Roden - 72         Director                 Self-employed
1200 Old Mill Lane                                     businessman.  From
Wyomissing, PA  19610                                  February 1980 to March
                                                       1987, Vice Chairman,
                                                       SmithKline Beckman
                                                       Corporation
                                                       (pharmaceuticals);
                                                       Director, AAA
                                                       Mid-Atlantic (auto
                                                       service); Director,
                                                       Keystone Insurance Co.

Edward J. Roach - 72          President and Treasurer  Certified Public
Suite 152                                              Accountant; Vice
Bellevue Park Corporate                                Chairman of the Board,
  Center                                               Fox Chase Cancer
103 Bellevue Parkway                                   Center; Vice President
Wilmington, DE  19809                                  and Trustee, Pennsylvania
                                                       School for the Deaf;
                                                       Trustee, Immaculata
                                                       College; Vice President
                                                       and Treasurer of various
                                                       investment companies
                                                       advised by PNC Bank
                                                       Institutional Management
                                                       Corporation.

Morgan R. Jones - 57          Secretary                Partner, the law firm of
1100 PNB Bank Building                                 Drinker Biddle & Reath,
Broad and Chestnut Streets                             Philadelphia,
Philadelphia, PA  19107                                Pennsylvania (formerly,
                                                       Chairman and Chief
                                                       Executive Officer);
                                                       Director, Rocking Horse
                                                       Child Care Centers of
                                                       America, Inc.

----------
* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Gruntal & Co., Inc., a broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald von Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation IN THE FOLLOWING AMOUNTS:

                 DIRECTORS                     COMPENSATION
                 ---------                     ------------
                 JULIAN A. BRODSKY                  $12,525
                 FRANCIS J. MCKAY                    15,975
                 MARVIN E. STERNBERG                 16,725
                 DONALD VAN RODEN                    21,025


On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and the Fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.

          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."


                  For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $4,174,375 IN ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $190,687 IN ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $1,638,622 IN ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND WAIVED ALL OF THE INVESTMENT ADVISORY FEES PAYABLE TO IT OF $2,709 WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. DURING THE SAME YEAR, PIMC WAIVED $ 3,527,715 OF ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $671,811 OF ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND $268,017 OF ADVISORY FEES WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $2,274,697 in advisory fees with respect to the Money Market Portfolio, $67,752 in advisory fees with respect to the Municipal Money Market Portfolio, $780,122 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $187,660 with respect to the New York Municipal Money Market Portfolio. During the same year, PIMC waived $2,589,882 of advisory fees with respect to the Money Market Portfolio, $1,041,321 of advisory fees with respect to the Municipal Money Market Portfolio, $398,363 of advisory fees with respect to the Government Obligations Money Market Portfolio. For the year ended August 31, 1994, PIMC received (after waivers) $1,947,768 in advisory fees with respect to the Money Market Portfolio, $7,733 in advisory fees with respect to the Municipal Money Market Portfolio, $580,435 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $193,386 with respect to the New York Municipal Money Market Portfolio under its Advisory Contract with the Fund. During the same year, PIMC waived $2,255,986 of advisory fees with respect to the Money Market Portfolio, $1,091,646 of advisory fees with respect to the Municipal Money Market Portfolio, $461,938 of advisory fees with respect to the Government Obligations Money Market Portfolio.


                  As required by various state regulations, PIMC will reimburse the Fund or a Portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1-1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.


                  The Advisory Contracts were each most recently approved July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by Shareholders at a special meeting held on December 22, 1989. The Advisory Contract was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Epsilon Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Epsilon Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Epsilon Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios.

Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements dated as of November 5, 1991 entered into by the Distributor and the Fund on behalf of each of the Epsilon Classes, (collectively, the "Distribution Contracts") and separate Plans of Distribution for each of the Epsilon Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of each of the Epsilon Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.


                  Each of the Plans relating to the Epsilon Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was most recently approved for continuation on July 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). Each of the Plans relating to the Epsilon Class of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was approved by the sole shareholder of each Epsilon Class on November 5, 1991.


                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Epsilon Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Epsilon Class; and (4) while the

Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, has an indirect interest in the operation of the Plans by virtue of his position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.


                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because all Portfolios intend to purchase only securities with remaining maturities of 397 calendar days or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of a Portfolio. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 P.M. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed on WEEKENDS AND New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS AS THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)) AS WELL AS MARTIN LUTHER KING, JR. DAY, VETERANS DAY, AND COLUMBUS DAY.


                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular Federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                   Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions in the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock.

(Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common Stock (N/I MICROCAP),50 million shares are classified as Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y.

Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Classes Epsilon 1, Epsilon 2, Epsilon 3, and Epsilon 4 Common Stock constitute the Epsilon Family Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.


                  The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTERESTS IN ONE NON-MONEY MARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation Classes, the Sansom Street Family, the Bedford Family and the Bradford Family which have been audited by Coopers & Lybrand L.L.P. as set forth in their reports, which also appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation Classes, the Sansom Street Family, the Bedford Family and the Bradford Family, are incorporated herein and made a part hereof in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                  CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund

Shares" above. The Fund does not know whether such persons also beneficially own such shares.


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

RBB  Money Market Portfolio            Luanne M. Garvey and Robert J. Garvey                         12.7
(Class E)                              2729 Woodland Avenue
                                       Trooper, PA 19403

                                       HAROLD T. Erfer                                               13.0
                                       414 Charles Lane
                                       Wynnewood, PA 19096

                                       KAREN M. McElhinny and Contribution Account                   16.9
                                       4943 King Arthur Drive
                                       Erie, PA 16506

                                       JOHN Robert Estrada and                                       16.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX 76018

                                       ERIC Levine and Linda & Howard Levine                         29.6
                                       67 Lanes Pond Road
                                       Howell, NJ 07731

RBB  Municipal Money Market            William B. Pettus Trust                                       11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO 63021-6635

                                       SEYMOUR Fein                                                  88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY 10457-0486

CASH Preservation Money Market         JEWISH Family and Children's                                  56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA 19103

                                       LYNDA R. Succ Trustee for in Trust under                      12.3
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO 63104



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       THERESA M. PALMER                                              6.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120

CASH Preservation Municipal Money      Kenneth Farwell and Valerie                                   11.1
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO 63107

                                       GARY L. LANGE and                                             10.4
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       St. CHARLES, MO 63309

                                       ANDREW DIEDERICH AND DORIS DIEDERICH                           6.1
                                       1003 LINDENMAN
                                       DES PERES, MO 63131

                                       MARCELLA L. Haugh Caring TR DTD 8/12/91                       15.3
                                       40 Plaza Square
                                       Apt. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                                 8.2
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122

                                       GWENDOYLN HAYNES                                               5.2
                                       2757 GEYER
                                       ST. LOUIS, MO

                                       SAVANNAH THOMAS Trust                                          5.2
                                       230 MADISON AVE.
                                       ROCK HILL, MD 63119

SANSOM Street Money                    Wasner & Co.                                                  16.6
Market Portfolio (Class I)             FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113

                                       SAXON and Co.                                                 74.8
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       ROBERTSON Stephens & Co.                                      8.6
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101

BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                           100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                           100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.                5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT
                                       625 MADISON AVE., 4TH FLOOR                                   5.0
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master Retirement Trust                        10.2
(Class U)                              303 South Temple Drive
                                       Diboll, TX  75941

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.                16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                     9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730

                                       C S FIRST BOSTON PENSION FUND                                10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       SC JOHNSON & SON, INC. RETIREMENT PLAN                        13.3
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND
                                       8650 FLAIR DRIVE                                               6.3
                                       E. MONTE, CA  96731-3011

BEA Emerging Markets Equity            Wachovia Bank North Carolina Trust for Carolina               15.7
Portfolio (Class V)                    Power & Light Co. Supplemental Retirement Trust
                                       301 N. Main Street
                                       Winston-Salem, NC 27101

                                       WACHOVIA BANK OF NORTH CAROLINA                                5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                        30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES                                     10.8
                                       RETIREMENT SYSTEM
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR 72201

                                       NORTHERN Trust                                                12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675

                                       AMHERST H. Wilder Foundation                                   5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

BEA US Core Equity Portfolio           Bank of New York                                              45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY 10286

                                       WERNER & Pfleiderer Pension                                    7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ 07446


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       WASHINGTON HEBREW CONGREGATION                                11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                                    6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900

BEA US Core                            New England UFCW & Employers' Pension                         24.5
Fixed Income Portfolio                 Fund Board of Trustees
(Class Y)                              161 Forbes Road, Suite 201
                                       Braintree, MA  02184

                                       W.M. BURKE REHABILITATION                                      5.4
                                       HOSPITAL INC.
                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605

                                       PATTERSON & Co.                                                8.9
                                       P.O. Box 7829
                                       Philadelphia, PA 19102

                                       MAC & CO                                                       6.9
                                       FAO 176-655
                                       ROBF1766552
                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

                                       BANK OF NEW YORK                                               9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286

                                       CITIBANK NA                                                   12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income Portfolio      Sunkist Master Trust                                          36.0
(Class Z)                              14130 Riverside Drive
                                       Sherman Oaks, CA 91423

                                       PATTERSON & CO.                                               25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       KEY Trust Co. of Ohio                                         20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202-1559

                                       MARY E. MORTEN                                                 6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017
                                       ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio      William A. Marquard                                           37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY  40311

                                       ARNOLD Leon                                                   12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008

                                       IRWIN Bard                                                     6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                      5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123

N/I MICRO CAP FUND                     CHARLES SCHWAB & CO. INC.                                     15.8
(Class FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       CHASE MANHATTAN BANK                                          27.1
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                                   5.6
                                       c/o FIDUCIARY TRUST CO. INTL
                                       P. O. Box 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------



N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                     21.2
(CLASS GG)                             SPECIAL CUSTODY ACCOUNT FOR THE
                                       EXCLUSIVE BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       U S EQUITY INVESTMENT PORTFOLIO LP                            18.7
                                       C/O ASSET MANAGEMENT ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447

                                       BANK OF New York                                               9.8
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE                   CHARLES SCHWAB & CO. INC.                                     24.4
FUND (CLASS HH)                        SPECIAL CUSTODY ACCOUNT FOR THE
                                       EXCLUSIVE BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott Money Market   JANNEY Montgomery Scott                                       100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

Janney Montgomery Scott Municipal      JANNEY Montgomery Scott                                       100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
MARKET)

Janney Montgomery Scott Government     JANNEY Montgomery Scott                                       100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT               Philadelphia, PA  19103-1675
OBLIGATIONS MONEY)

Janney Montgomery Scott New York       JANNEY Montgomery Scott                                       100
Municipal Money Market Portfolio       1801 Market Street
(Class  JANNEY N.Y. MUNICIPAL MONEY)   Philadelphia, PA  19103-1675



                  As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  Litigation. There is currently no material litigation affecting the Fund.

                                    APPENDIX
DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                           AAA-Debt rated AAA has the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                           AA-Debt rated AA has a very strong capacity to pay
                  interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

                           Aaa-Bonds that are rated Aaa are judged to be of the
                  best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                           Aa-Bonds that are rated Aa are judged to be of high
                  quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated AA. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PROSPECTUS

THE ZETA FAMILY


MONEY MARKET PORTFOLIO

---------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO

---------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO

---------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO



                                                                December 3, 1996

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
INTRODUCTION ...........................................................       2

FINANCIAL HIGHLIGHTS ...................................................       6

INVESTMENT OBJECTIVES AND POLICIES .....................................       6

PURCHASE AND REDEMPTION OF SHARES ......................................      28

NET ASSET VALUE ........................................................      34

MANAGEMENT .............................................................      35

DISTRIBUTION OF SHARES .................................................      38

DIVIDENDS AND DISTRIBUTIONS ............................................      40

TAXES ..................................................................      40

DESCRIPTION OF SHARES ..................................................      43

OTHER INFORMATION ......................................................      44




                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                   CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                        ADMINISTRATOR AND TRANSFER AGENT
                                   PFPC Inc.
                              Wilmington, Delaware

                                    COUNSEL
                       Ballard Spahr Andrews & Ingersoll

                           Philadelphia, Pennsylvania

                            INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                 THE ZETA FAMILY
                                       OF
                               THE RBB FUND, INC.


                  The Zeta Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares of such classes (collectively, the "Zeta Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (collectively, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

                           MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

                           MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                           GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

                  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


                  Management Corporation Management Corporation serves as investment adviser for the Fund, PNC Bank, National Association ("PNC BANK") serves as sub-ADVISER for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, and serves as custodian for the Fund, PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. acts as distributor for the Fund.

                  This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.


                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                      December 3, 1996

                                  INTRODUCTION



                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland ON FEBRUARY 29, 1988 AND IS currently operating or proposing to operate NINETEEN separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Zeta Classes") offered by this Prospectus represents interests in one of the following of such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.


                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

                  The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.

                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

                  The Fund's investment adviser is Management Corporation Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and serves as custodian to the Fund, and PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.

                  An investor may purchase and redeem Shares of any of the Zeta Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  An investment in any of the Zeta Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

                  For more detailed information of how to purchase or redeem Zeta Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."

FEE TABLE


ESTIMATED ANNUAL FUND OPERATING EXPENSES (ZETA CLASSES)
  AFTER EXPENSE REIMBURSEMENTS AND WAIVERS (2)




                                                           GOVERNMENT       NEW YORK
                                           MUNICIPAL       OBLIGATIONS      MUNICIPAL
                          MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                          ------------    ------------    ------------    ------------

Management fees (after
 waivers)(1)............      .20%            .05%            .30%            .0%
12b-1 fees (after
 waivers)(1)............      .55             .55             .57            .51
Other Expenses (after
 reimbursements)......        .22             .24            .105            .27
                              ---             ---            ----            ---
Total Fund Operating
 Expenses (Zeta
 Classes) (after
 waivers and
 reimbursements)......        .97%            .84%           .975%           .78%
                              ====            ====           =====           ====

(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) BEFORE EXPENSE REIMBURSEMENTS AND WAIVERS FOR THE MONEY MARKET PORTFOLIO, MUNICIPAL MONEY MARKET PORTFOLIO, GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO, MANAGEMENT FEES WOULD BE .37%, .33%, .42% AND 35%, RESPECTIVELY; 12B-1 FEES WOULD BE .55%, .55%, .57% AND .51%, RESPECTIVELY; OTHER EXPENSES WOULD BE .22%, .24%, .11% AND .28%, RESPECTIVELY AND TOTAL FUND OPERATING EXPENSES WOULD BE 1.14%, 1.12%, 1.10% AND 1.14%, RESPECTIVELY.



EXAMPLE

                  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                            1 YEAR   3 YEAR   5 YEARS   10 YEARS
                            ------   ------   -------   --------

Money Market*...........     $10      $31       N/A       N/A
Municipal Money
 Market*................     $ 9      $27       N/A       N/A
Government Obligations
 Money Market*..........     $10      $31       N/A       N/A
New York Municipal
 Money Market...........     $ 8      $25       N/A       N/A

*  Other classes of these Portfolios are sold with different fees and expenses.

                  THE EXAMPLE IN THE FEE TABLE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED AND THAT THE AMOUNTS LISTED UNDER "ANNUAL FUND OPERATING EXPENSES (ZETA CLASSES) AFTER EXPENSE REIMBURSEMENTS AND WAIVERS" REMAIN THE SAME IN THE YEARS SHOWN. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Zeta Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-ADVISER" and "Distribution of Shares" below.) The expense figures are based on estimated costs and estimated fees expected to be charged to the Zeta Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.


                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal, New York State and New York City personal income taxes at stated rates.

                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Zeta Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Zeta Classes are not reflected in the yields of the Zeta Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Zeta Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."



                              FINANCIAL HIGHLIGHTS


                  NO FINANCIAL DATA ID SUPPLIED FOR THE PORTFOLIOS BECAUSE, AS OF THE DATE OF THIS PROSPECTUS, THE PORTFOLIOS HAD NO PERFORMANCE HISTORY.


                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO


                  The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

                  BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

                  Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

                  VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to a Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

                  ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purpose. See "Investment Limitations."

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

                  MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

                  WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories (e.g., commercial paper rated "A-1" or "A-2" by S&P) (3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of all outstanding Shares representing interests in the Portfolio. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Money Market Portfolio will be achieved. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Money Market Portfolio may not:

                           1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                           2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                           4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                        MUNICIPAL MONEY MARKET PORTFOLIO


                  The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Interest").

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                  The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                  Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-by Commitments."

                  ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market
Portfolio--Eligible Securities".

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES, SEE, "INVESTMENT OBJECTIVES AND POLICIES--MONEY MARKET PORTFOLIO--ILLIQUID SECURITIES" AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Municipal Money Market Portfolio may not:

                           1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation.

                           2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.


                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO


                  The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

                  Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares representing an interest in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 calendar days if such securities provide for adjustments in their interest rates not less frequently than every 397 calendar days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements." The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.

                  MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

                  Mortgage-related securities may include asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less.

                  One such type of mortgage-related security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage-Related Debt Securities" in the Statement of Additional Information.

                  Each of the mortgage-related securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

                  To compare the prepayment risk for various mortgage-related securities, various independent mortgage-related securities dealers publish average remaining life data using proprietary models. In making determinations concerning average remaining life of mortgage-related securities for the Portfolio, the investment adviser will rely on such data to evaluate the prepayment risk in a particular security except to the extent such data are deemed unreasonable by the investment adviser. The investment adviser might deem such data unreasonable if such data appeared to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage-related securities dealers.

                  LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

                  SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities.

A more detailed discussion of short sales is contained in the Statement of Additional Information.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES SEE "INVESTMENT OBJECTIVES AND POLICIES--MONEY MARKET PORTFOLIO--ILLIQUID SECURITIES AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved. The investment limitations summarized below may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.


                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO


                  The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 calendar days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for Federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio MUNICIPAL OBLIGATIONS."


                  Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of Federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market Portfolio-- Stand-by Commitments."


                  TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.


                  ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities." For a more complete description of eligible securities, see "Investment OBJECTIVES AND POLICIES--MONEY MARKET PORTFOLIO--ELLIGIBLE SECURITIES" AND "INVESTMENT Objectives and Policies" in the Statement of Additional Information.


                  SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee.

                  The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

                  Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by others. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. In addition, the State's fiscal year 1992-1993 budget calls for a freeze on personal income ($730 million) and corporation ($270 million) tax reductions that had been scheduled to occur during the 1992-1993 fiscal year.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION
OF ILLIQUID SECURITIES, SEE, "INVESTMENT OBJECTIVES AND POLICIES--MONEY MARKET PORTFOLIO--ILLIQUID SECURITIES AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the New York Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the New York Municipal Money Market will be achieved. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The New York Municipal Money Market Portfolio may not:

                           1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES


                  GENERAL. Zeta Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Zeta Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Zeta Shares.

                  All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m.

Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of 4:00 p.m. Eastern Time on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.

                  PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Zeta Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Zeta Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker.

                  Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

                  A broker may offer investors maintaining Accounts the ability to purchase Zeta Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Zeta Class designated by the investor as the "Primary Zeta Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Zeta Class at any time by so instructing his broker.

                  If a broker makes special arrangements under which orders for Zeta Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                  DIRECT PURCHASES. An investor may also make direct investments at any time in any Zeta Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Zeta Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Zeta Family" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

                  Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Zeta Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank, National Association. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

                           A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the Zeta Class selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

                           B.       Instruct your bank or Dealer to wire the
specified amount, together with your assigned account number, to the Custodian:

               PNC Bank, National Association, Philadelphia, Pa.
               ABA-0310-0005-3.
               FROM:            (name of investor)
               ACCOUNT NUMBER: (investor's account number
               with the Portfolio)
               FOR PURCHASE OF: (name of the Portfolio)
               AMOUNT:          (amount to be invested)

                           C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

                  RETIREMENT PLANS. Zeta Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.


                              REDEMPTION PROCEDURES

                  Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

                  REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Zeta Shares may redeem Zeta Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all shares are redeemed, all accrued but unpaid dividends on those shares will be paid with the redemption proceeds.

                  An investor's brokerage firm will also redeem each day a sufficient number of Shares of the Primary Zeta Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

                  Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

                  REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Zeta Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee verifies the authenticity of your signature and the Guarantor must be a participant in an STAMP Program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 533-7719 to determine whether the entity that will guarantee the signature is an eligible Guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.

                  Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE TO REDEEM SHARES BY TELEPHONE BECAUSE THE CERTIFICATES MUST ACCOMPANY THE REDEMPTION REQUEST. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800)447-7719 (in Delaware call collect
(302)791-1153). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that it reasonably believes to be genuine.

                  The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

                  For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

                  REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE FOR THIS CHECK WRITING PRIVILEGE BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL REDEMPTION REQUESTS. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards.

Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                  When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cash at other banks.

                  ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

                  The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Zeta Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



                                NET ASSET VALUE

                  The net asset value per share of each of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE IS closed on the customary national business holidays of New Year's Day, Martin Luther King,

Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS ON WHICH THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)), VETERANS DAY AND COLUMBUS DAY). Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


                  The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

                  With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


                                   MANAGEMENT

BOARD OF DIRECTORS


                  The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate NINETEEN separate investment portfolios. Each of the Zeta Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER

                  PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-ADVISER for each of the Portfolios other than the New York Municipal Money Market

Portfolio, which has no sub-ADVISER. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp, a multi-bank holding company.


                  As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.

                  For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

                  For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.

                  PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-advisor. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.


                  For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% of the average net assets of the Money Market Portfolio, .05% of the average net assets of the Municipal Money Market Portfolio, .30% of the average net assets of the Government Obligations Money Market Portfolio and 0% of the average net assets of the New York Municipal Money Market Portfolio. For that same year, PIMC waived approximately
 .17%, .21%, .12% and .35% of the average net assets of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.


ADMINISTRATOR

                  PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and account. PFPC will be entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

                  PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Financial Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

                  The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                  The investment adviser has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

                  The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.


                             DISTRIBUTION OF SHARES

                  Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors Inc., with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Zeta Classes of the Fund pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of each of the Zeta Classes.

                  The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Zeta Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Zeta Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Contracts the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Zeta Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                  Under each of the Distribution Contracts and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

                  Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Zeta Class the fee agreed to under the relevant Distribution Contract. None of the Plans obligates the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan on behalf of the relevant Zeta Class. Thus, under each of the Plans, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

                  The Plans in effect with respect to the Zeta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios have been approved by the sole shareholder of each such Class. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Zeta Class. The fee set forth above will be paid by the Fund on behalf of the relevant Zeta Class to the Distributor unless and until the relevant Plan is terminated or not renewed.


                           DIVIDENDS AND DISTRIBUTIONS

                  The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Zeta Class unless a shareholder elects otherwise.

                  The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.


                                      TAXES

                  The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                  Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to Federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining Federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for Federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to Federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                  Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for Federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

                  The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

                  Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

                  An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

                  Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal and state income tax consequences described above.


                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).


                  The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available to them.

                  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE ZETA CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE ZETA CLASSES.

                  Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this

Prospectus, Shares of the Fund will be fully paid and non-assessable.

                  The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


                  As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.

                  The Fund will issue share certificates for any of the Zeta Shares only upon the written request of a shareholder sent to PFPC.



                                OTHER INFORMATION

REPORTS AND INQUIRIES

                  Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149).

                  ZETA FAMILY MONEY MARKET PORTFOLIO, MUNICIPAL MONEY MARKET PORTFOLIO, GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.) STATEMENT OF ADDITIONAL INFORMATION


                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Zeta Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Zeta Family Prospectus of the Fund dated December 3, 1996, (the "Prospectus").
A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.


                                    CONTENTS

                                                                      Prospectus
                                                        Page             Page
                                                        ----          ----------
General ..........................................        2                2
Investment Objectives and Policies ...............        2                6
Directors and Officers ...........................       32              N/A
Investment Advisory, Distribution and
  Servicing Arrangements .........................       35               36
Portfolio Transactions ...........................       40              N/A
Purchase and Redemption Information ..............       41               29
Valuation of Shares ..............................       42               35
Taxes ............................................       44               41
Description of Shares ............................       49               44
Additional Information Concerning Fund
  Shares .........................................       51               -1
Miscellaneous ....................................       52              N/A
Appendix .........................................      A-1              N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Bedford Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio has firm commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such

Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for speculative purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

                  Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio involved.

                  The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b)
above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one NRSRO or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.

                  Some of the significant financial considerations relating to the New York Municipal Money Market Portfolio's investments in New York Municipal Obligations are summarized below. This summary information is derived principally from official statements released prior to the date of this Statement of Additional Information relating to issues of New York Municipal Obligations and does not purport to be a complete description of any of the considerations mentioned herein. The accuracy and completeness of the information contained in such official statements has not been independently verified.

                  STATE ECONOMY. New York is the second most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for approximately 41% of both the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. The recession has been more severe in the State, owing to a significant retrenchment in the financial services industry, cutbacks in defense spending, and an overbuilt real estate market. There can be no assurance that the State economy will not experience worse-than-predicted results in the 1993-94 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991. The total employment growth rate in the State has been below the national average since 1984, and in 1992 the unemployment rate rose to 8.5%. State per capita personal income for 1992 was $23,534, which is 18.6% above the 1992 national average of $19,841. Between 1970 and 1980, the percentage by which the State's per capita income exceeded that of the national average fell from 19.8% to 8.1%, and the State dropped from fifth to eleventh in the nation in terms of per capita income. However, since 1980, the State's rate of per capita income growth was greater than that of the nation generally and the State's rank improved to fourth in 1990 and remained fourth in 1991 and 1992. Some analysts believe that the decline in jobs in both the city and New York State is the result of State and local taxation, which is among the highest in the nation, and which may cause corporations to locate outside New York State. The current high level of taxes limits the ability of New York State and the city to impose higher taxes in the event of future difficulties.

                  STATE BUDGET. The State Constitution requires the Governor to submit to the Legislature a balanced Executive Budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the Executive Budget. The entire plan constitutes the proposed State Financial Plan for that fiscal year. The Governor submits to the Legislature, on at least a quarterly basis, reports of actual receipts, revenues, disbursements, expenditures, tax refunds and reimbursements, and repayment of advances in form suitable for comparison with the State Financial Plan, together with explanations of deviations from the State Financial Plan.

                  At such time, the Governor is required to submit any amendments to the State financial plan necessitated by such deviations. The third quarterly update to the 1992-93 State Financial Plan was submitted by the Governor on January 19, 1993. Such revision projected that the State will complete its 1992-93 fiscal year with a cash-basis General Fund positive margin of $184 million. This positive balance will be made available for income tax refunds in the 1993-94 fiscal year.

                  The Governor released the recommenced Executive Budget for the 1993-94 fiscal year on January 19, 1993 and amended it on February 18, 1993. The recommended 1993-94 State Financial Plan projected a balanced General Fund. General Fund receipts and transfers from other funds were projected at $31.556 billion, including $184 million expected to be carried over from the 1993-94 fiscal year. Disbursements and transfers to other funds were projected at $31.489 billion, not including a $67 million repayment to the State's Tax Stabilization Reserve Fund.

                  The 1993-94 State Financial Plan formulated on April 16, 1993 (the "1993-94 State Financial Plan"), following enactment of the State's 1993-94 budget, projected General Fund receipts and transfers from other funds at $32.367 billion and disbursements and transfers to other funds at $32.300 billion. Excess receipts of $67 million will be used for a required payment to the State's Tax Stabilization Reserve Fund. In comparison to the recommended 1993-94 Executive Budget, the 1993-94 State budget, as enacted, reflected increases in both receipts and disbursements in General Funds of $811 million.

                  There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

                  The 1993-94 State Financial Plan is based on a number of assumptions and projections. Because it is not possible to predict accurately the occurrence of all factors that may affect the 1993-94 State Financial Plan, actual results may differ and have differed materially in recent years, from projections made at the outset of a fiscal year. The 1993-94 State Financial Plan has been prepared on a cash basis and on the basis of generally accepted accounting principles ("GAAP") using the four GAAP defined governmental fund types: the General Fund, Special Revenue Funds, Capital Projects Funds and Debt Service Funds.

                  RECENT FINANCIAL RESULTS. During its 1989-90, 1990-91 and 1991-92 fiscal years, the State incurred cash-basis operating deficits, prior to the issuance of short-term tax and revenue anticipation notes, owing to lower-than-projected receipts, which it believes to have been principally the result of a significant slowdown in the New York and regional economy, and with respect to the 1989-90 fiscal year, changes in taxpayer behavior caused by the Federal Tax Reform Act of 1986.

                  The General Fund is the principal operating fund of the State. It receives all State income that is not required by law to be deposited in another fund which for the State's 1993-94 fiscal year, comprises approximately 52% of total projected governmental fund receipts.

                  General Fund receipts, excluding transfers from other funds, totalled $28.818 billion in the State's 1991-92 fiscal year (before repayment of $1.081 billion of deficit notes issued in its 1990-91 fiscal year and before issuance of $531 million in deficit notes to close the 1991-92 fiscal year General Fund cash basis operating deficit), and $29.950 billion in the State's 1991-92 fiscal year (before repayment of $531 million in deficit notes issued to close the State's 1991-92 fiscal year General Fund cash basis deficit). General Fund receipts in the State's 1993-94 fiscal year are estimated in the 1993-94 State Financial Plan at $30.765 billion. Taxes account for 96% of estimated 1993-94 General Fund receipts, with the balance comprised of miscellaneous receipts.

                  General Fund disbursements, exclusive of transfers to other funds, totalled $28.058 billion in the State's 1991-92 fiscal year and $29.068 billion in the State's 1992-93 fiscal year and are estimated to total $30.346 billion in the State's 1993-94 fiscal year.

                  The State's financial position as shown in its Combined Balance Sheet as of March 31, 1992 included an accumulated deficit in its combined governmental funds of $3.315 billion represented by liabilities of $14.166 billion and assets of $10.851 billion available to liquidate such liabilities.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term debt that may be so authorized and subsequently incurred by the State. The total amount of long-term State general obligation debt authorized but not issued as of March 3, 1993 was approximately $2.427 billion.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds form the sale of duly authorized but unissued bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State of New York also employs two other types of long-term financing mechanisms which are State-supported but are not general obligations of the State: moral obligation and lease-purchase or contractual-obligation financing.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The Legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of those long-term obligations, which will be amortized over no more than 30 years, is expected to result in eliminating the need for continuing short-term seasonal borrowing for those purposes. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified both the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. To date, LGAC has issued its bonds to provide net proceeds of $3.281 billion. LGAC has been authorized to issue its bonds to provide net proceeds of up to an additional $703 million during the State's 1993-94 fiscal year.

                  In April 1993, legislation was also enacted providing for significant changes in the long-term financing practices of the State and the Authorities.

                  The Legislature passed a proposed constitutional amendment that would permit the State, without a voter referendum but within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State funds dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would require that State debt be incurred only for capital projects included in a multi-year capital financing plan and would prohibit lease-purchase and contractual-obligation financing mechanisms for State facilities. The Governor and the Legislative leaders have indicated that public hearings will be held on the proposed constitutional amendment. Before becoming effective, the proposed constitutional amendment must first be passed again by the next separately elected Legislature and then approved by the voters at a general election, so that it could not become effective until after the general election in November 1995.

                  On March 26, 1990, Standard & Poor's Corporation ("S&P") downgraded New York State's (1) general obligation bonds from "AA-" to "A" and
(2) commercial paper from "A-1+" to "A-1". Also downgraded was certain of New York State's variously rated moral obligation, lease-purchase, guaranteed and contractual-obligation debt, including debt issued by certain New York State agencies. On August 27, 1990, S&P affirmed these ratings without change. On

June 6, 1990, Moody's changed its ratings on all the State's outstanding general obligation bonds from "A-1" to "A". On March 26, 1990, S&P changed its ratings of all the State's outstanding general obligations bonds from "AA-" to "A". On January 6, 1992, Moody's lowered from "A" to "Baa-1" the ratings on certain appropriation-backed debt of the State of New York and its agencies. Approximately two-thirds of the State's tax-supported debt is affected by Moody's rating action. Moody's stated that the more secure general obligation, state-guaranteed and LGAC bonds continue to be rated "A", but are placed under review for possible downgrade over the coming months. On January 13, 1992, S&P lowered its rating on $4.8 billion of New York State general obligation bonds to "A-" from "A". Various agency debt, state moral obligations, contractual obligations, lease-purchase obligations and state guarantees are also affected by S&P's action. Additionally, under S&P's minimum-rating approach, New York local school district debt will now carry a minimum rating of "A-" rather than "A" and school districts currently rated "A" are placed on CreditWatch with negative implications. In taking these rating actions, Moody's and S&P variously cited continued economic deterioration, chronic operating deficits, mounting GAAP fund balance deficits and the legislative stalemate in seeking permanent and structurally sound fiscal operations. On January 15, 1992, S&P took further action by lowering the rating on the claims-paying ability of the State of New York Mortgage Agency Mortgage Insurance Fund to "BBB+" from "A-" following the January 13, 1992 downgrade of New York State's general obligation bond rating to "A-".

                  The State anticipates that its borrowings for capital purposes in its 1993-94 fiscal year will consist of approximately $460 million in general obligation bonds and $140 million in new commercial paper issuances. In addition, it is anticipated that the State will issue $140 million in general obligation bonds for the purpose of redeeming outstanding bond anticipation notes. The Legislature has also authorized the issuance of up to $85 million in certificates of participation for equipment purchases and real property purposes during the State's 1993-94 fiscal year. The projection of the State regarding its borrowings for the 1993-94 fiscal year may change if actual receipts fall short of State projections or if other circumstances require.

                  Payments for principal and interest due on general obligation bonds, interest due on bond anticipation notes and on tax and revenue anticipation notes, and contractual-obligation and lease-purchase commitments were $1.783 billion and $2.045 billion in the aggregate, for New York State's 1991-92 and 1992-93 fiscal years, respectively, and are estimated to be $2.326 billion for the State's 1993-94 fiscal year. These figures do not include interest payable on either New York State General Obligation Refunding Bonds issued on July 30, 1992, to the extent that such interest is to be paid from an escrow fund established with the proceeds of such bonds or New York State's installment payments relating to the issuance of certificates of participation.


                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees. Three has never been a default on any moral obligation debt of any Authority.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central New York; (2) certain aspects of New York State's Medicaid policies and its rates and regulations, including reimbursements to providers of mandatory and optional Medicare services; (3) contamination in the Love Canal area of Niagara Falls;
(4) an action against New York State and New York city officials alleging inadequate shelter allowances to maintain proper housing; (5) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (6) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (7) a challenge to the methods by which New York State reimburses localities for the administrative costs of food stamp programs; (8) a challenge to New York State's possession of certain property taken pursuant to New York State's Abandoned Property Law; (9) an action, in which New York State is a third party defendant, for injunctive or other appropriate relief, concerning liability for the maintenance of stone groins constructed along certain areas of Long Island's shoreline; (10) the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to the state employee retirement system; (11) action by school districts and their employees challenging the constitutionality of Chapter 175 of the Laws of 1990 which deferred school district contributions to the public retirement system and reduced by like amount state aid to the school districts; (12) challenges to portions of Public Health law, which imposed a 13% surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans and portions of Chapter 55 of the Laws of 1992 requiring hospitals to impose and remit to the State an 11% surcharge on hospital bills paid by commercial insurers, and which required health maintenance organizations to remit to the State a surcharge of up to 9%; and (13) a challenge to provisions of the Public Health Law and implementing regulations that imposed a bad debt and charity care allowance on all hospital bills and a 13% surcharge on inpatient bills paid by employee welfare benefit plans.

                  A number of cases have also been instituted against the State challenging the constitutionality of various public authority financing programs. In SCHULZ, ET AL. V. STATE OF NEW YORK, a proceeding was commenced on April 29, 1991 in the Supreme Court, Albany County challenging the constitutionality of certain state bonding and financing programs authorized by Chapter 190 of the Laws of 1990. By opinion dated May 11, 1993, the Court of Appeals held that petitioners have standing as voters pursuant to Section 11 of
Article VII of the State but affirmed the order dismissing the proceeding on the ground of laches.

                  In a proceeding commenced on August 6, 1991 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County), petitioners challenge the constitutionality of two bonding programs of the New York State Thruway Authority authorizing by Chapters 166 and 410 of the Laws of 1991. The defendants' motion to dismiss the action on procedural grounds was denied by order of the Supreme Court dated January 2, 1992. By order dated November 5, 1992, the Appellate Division, Third Department, reversed the order of the Supreme Court and granted defendants' motion to dismiss on grounds of standing and mootness. The proceeding is pending.

                  In an action commenced on February 6, 1992 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County) plaintiffs seek a judgment declaring unconstitutional sections 1, 2, 3 and 10 of Chapter 220 of the Laws of 1990 which relate to the creation and operation of LGAC. On Mach 3, 1992 the Supreme Court, Albany County, granted defendants' motion for summary judgment in all respects and dismissed the complaint. On July 23, 1992 the Appellate Division, Third Department, modified and affirmed the judgment of the Supreme Court, holding that the plaintiffs lacked standing. By opinion dated May 11, 1993, the Court of Appeals denied plaintiffs' motion for leave to appeal and dismissed the litigation. The Court noted that plaintiffs had failed to plead standing as voters pursuant to Section 11 of Article VII of the State Constitution, and, thus, the motion for leave to appeal did not directly involve a substantial constitutional question.

                  In SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., commenced May 24, 1993, Supreme Court, Albany County, petitioners challenge, among other things, the constitutionality of, and seek to enjoin certain highway, bridge and mass transportation bonding programs of the New York State Thruway Authority and the Metropolitan Transportation Authority authorized by Chapter 56 of the Laws of 1933. Petitioners contend that the application of State tax receipts held in dedicated transportation funds to pay debt service on bonds of the Thruway Authority and of the Metropolitan Transportation Authority violates Section 8 and 11 of Article VII and Section 5 of Article X of the State Constitution and due process provisions of the State and Federal Constitutions. By order dated May 24, 1993, the Supreme Court temporarily enjoined the State from implementing the bonding programs of the Thruway Authority and Metropolitan Transportation Authority described above.

                  Several actions challenging the withholdings of pay from civil employees by the State have also been decided against the State. A settlement has been announced in the actions brought by certain health insurers and health maintenance organizations challenging the constitutionality of the State's statutory scheme relating to excess medical malpractice insurance premiums. The U.S. District Court for the Wester District of New York has approved a settlement and award to plaintiffs in various employment discrimination suits brought against the State and its agencies. A stipulation to dismiss an action involving the treatment provided at a state facility for the developmentally disabled has been filed by the involved parties and approved by order of the District Court.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1993-94 fiscal year or thereafter. Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1993-94 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. In its audited financial statements for the 1991-92 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $489 million. The State has stated its belief that the 1993-94 State Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 1993-94 fiscal year.

                  Although other litigation is pending against New York State, except as described above, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  THE AUTHORITIES. The fiscal stability of the State is related to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. As of September 30, 1992, the latest data available, there were 18 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $62.2 billion as of September 30, 1992, of which approximately $8.2 billion was moral obligation debt and approximately $17.1 billion was financed under lease-purchase or contractual-obligation financing arrangements.

                  Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This assistance is expected to continue to be required in future years. New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  Experience has shown that if an Authority suffers serious financial difficulties, both the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes may be adversely affected. The New York State Housing Finance Agency and the New York State Urban Development Corporation have in the past required substantial amounts of assistance from the State to meet debt service costs or to pay operating expenses. Further assistance, possibly in increasing amounts, may be required for these, or other, Authorities in the future. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York is closely related to the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City's independently audited operating results for each of its 1981 through 1992 fiscal years, which end on June 30, show a General Fund surplus reported in accordance with GAAP. The City has eliminated the cumulative deficit in its net General Fund position. In addition, the city's financial statements for the 1992 fiscal year received an unqualified opinion from the City's independent auditors, the tenth consecutive year the City has received such an opinion.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to public credit markets. The City was not able to sell short-term notes to the public again until 1979. Since 1981, the City has fully satisfied its seasonal financing needs with sales of short-term notes in the public credit markets ranging from $850 million in fiscal year 1985 to $1.2 billion in fiscal year 1989.

          On February 11, 1991, Moody's lowered their rating on the city's general obligation bonds to "Baa-1" from "A". Moody's expressed doubts about whether the City's January 16, 1991 financial plan presents a "reasonable program to achieve budget balance in fiscal 1991 and 1992 and assure long-term structural integrity." Moody's stated "the enormity of the current problem, the severity of required expenditure cuts, the substantial revenue enhancements that will be require to achieve balance, the vulnerability to exogenous factors, and the extremely short time frame within which all this must be accomplished introduce substantial new risk to the city's short- and long-term credit outlook." On April 29, 1991, S&P downgraded New York city's outstanding $1.3 billion of general obligation revenue and anticipation notes from "SP-1" to "SP-2". S&P also announced a rating of "SP-2" for the City's offering of $1.25 billion of general obligation revenue anticipation notes. The lower ratings of S&P "reflect the City's aggravated short-term cash position for fiscal 1991, the unusually high level of total revenue anticipation note exposure resulting from the State's delay in passing its budget and distributing fiscal aid, and continued pressure on revenues and expenditures due to prevailing economic conditions." On April 30, 1991, Moody's assigned a rating of "MIG-2" to the same offering of $1.25 billion of general obligation revenue anticipation notes. Moody's stated that "although an increasingly strained financial outlook for both the City and the State complicates the State budget adoption process, this rating on revenue anticipation notes relies explicitly on the expectation that the State is fully cognizant of the consequences of further untimely delays in state budget adoption and will act responsibly. Failure of the State to find a timely resolution to the budget process will have sever implications for the normal financial performance of New York City and other local governments in New York State." On October 7, 1991, Moody's again assigned a "MIG-2" rating to New York City's $1.25 billion of revenue anticipation notes, fiscal 1992, Series A.

                  Moody's stated in its January 6, 1992 downgrade of certain New York State obligations that while such action did not directly affect the bond ratings of local governments in New York State, the impact of the State's fiscal stringency on local government bond ratings will be assessed on a case-by-case basis. On June 22, 1992, Moody's gave its MIG-1 rating tot he city's $1.4 billion revenue anticipation notes and tax anticipation notes citing New York City's "markedly improved" short-term credit position.

                  On July 6, 1993, S&P reaffirmed the city's "A-" rating on $20.4 billion of general obligation bonds stating that "the City has identified additional gap-closing measures that have recurring value and will reduce next year's budget gap... by approximately $400 million." Officials at Moody's also indicated that there were no plans to alter its "Baa1" rating on the city's general obligation bonds.

                  New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the city to make up its budget deficits. To help alleviate the city's financial difficulties, the Legislature credited the Municipal Assistance Corporation ("MAC") in 1975. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. As of September 30, 1991, MAC had outstanding an aggregate of approximately $6.471 billion of its bonds. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. Under its enabling legislation, MAC's authority to issue bonds and notes (other than refunding bonds and notes) expired on December 31, 1984. Legislation has been passed by the Legislature which would, under certain conditions, permit MAC to issue up to $1.465 billion of additional bonds.

                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

         1993-1996 FINANCIAL PLAN

                  On June 11, 1992, the City submitted to the Control Board a new four-year financial plan covering fiscal years 1993 through 1996 ("the 1993-1996 Financial Plan"). The 1993-1996 Financial Plan is based on the City's adopted expense budget for fiscal year 1993, which includes actions to close a previously projected gap of approximately $1.2 billion. The 1993-1996 Financial Plan projected a balanced budget for fiscal year 1993 based upon revenues of $29.508 billion, but budget gaps of $1.6 billion, $1.7 billion and $2.3 billion in fiscal years 1994, 1995, and 1996, respectively. The 1993-1996 Financial Plan proposes to eliminate these gaps through a program of City, State and Federal actions.

                  On February 9, 1993, the City issued a modification to the 1993-1996 Financial Plan (the "February Modification"). After taking into account potential higher labor costs based upon a labor agreement reached in January and various other re-estimates of revenues and expenditures, the February Modification projected a balanced budget for fiscal year 1993, based upon revenues of $30.367 billion. The February Modification projected budget gaps in the subsequent years that are substantially larger than those projected in the 1993-1996 Financial Plan. Among the reasons for the larger gaps are lower estimates of real property tax revenues, higher estimates of labor costs deriving from the labor settlement reached in January and increased projections of spending for the Board of Education. Taking these and other developments into account, the February Modifications projected budget gaps for fiscal years 1994, 1995 and 1996 of $2.1 billion, $3.1 billion and $3.8 billion, respectively. The February Modification included resources from additional City, State and federal actions to offset these larger gaps.

                  On March 25, 1993, the staff of the Control Board issued a report on the February Modification. The staff concluded that, while the City will balance its budget in fiscal 1993, the February Modification does not make progress towards establishing structural balance with a revenue base sufficient to sustain a stable level of services. After taking into account what the staff considered to be the achievable elements of the City's gap-closing program, the report identified risks of approximately $1.0 billion, $1.9 billion, $2.3 billion and $2.6 billion in fiscal years 1994 through 1997, respectively. The report identified these major risks as actions that require State or federal approval; unspecified City gap-closing actions; risks associated with the City's revenue and expenditure estimates, including lower-than-planned revenues from the City lottery and higher-than-planned overtime costs; proposed Board of Education expenditure reductions; and the proposed sale of certain property tax receivables. In addition, the report explored issues related to the growth of the City's substantial debt-service burden and personal-services budget, and noted that the City's property tax forecast may need further reduction.

          On May 3, 1993, the Mayor released his Executive Budget for fiscal year 1994 and revised projections for fiscal years 1993 through 1997 (the "Revised Financial Plan"). The Revised Financial Plan projects a balanced budget for fiscal year 1993 based upon revenues of $30.659 billion, after the prepayment in fiscal year 1993 of $345 million in expenditures previously planned for fiscal year 1994. After taking the prepayment into account, the Revised Financial Plan also projects a balanced budget for fiscal year 1994 based upon revenues of $31.399 billion. Budget balance in that year is dependent upon the success of the Revised Plan's fiscal year 1994 revenue enhancement and cost reduction program, the major elements of which include agency initiatives valued at $791 million, the receipt of $530 million of anticipated but as yet unidentified State and federal aid, and the completion for a sale of real estate tax receivables which is expected to generate $215 million. For City fiscal years 1995, 1996 and 1997, the Revised Financial Plan projects gaps of $1.7 billion, $2.2 billion and $2.6 billion, respectively, after taking into account the recurring impact of the fiscal year 1994 revenue enhancement and cost reduction program. The Revised Financial Plan proposes to close these gaps through a combination of city, State and federal actions.

                  On June 4, 1993, OSDC issued a report on the Revised Financial Plan. The report concluded that budget balance for fiscal year 1994 will be difficult to achieve. The report found that expenditures could be $280 million higher, due to higher estimates for payments to the Health and Hospitals Corporation (HHC) and for overtime in the uniformed services. In addition, the report noted that revenues could be $111 million lower, in part, because it is unlikely that resources from a sale or restructuring of the Off-Track Betting Corporation will be realized as planned. The report also found that much of the anticipated budget relief of $530 million from the federal and State governments was unlikely to materialize and that it was uncertain whether the City would be able to realize a one-time gain of $215 million from the proposed sale of certain real estate tax receivables.

                  For fiscal years 1995 through 1997, the OSDC report found that the budget gaps faced by the City could be greater than in the Revised Financial Plan by $345 million in fiscal year 1995, $350 million in fiscal year 1996 and $322 million in fiscal year 1997. These estimates reflect higher payments to HHC and the expectation that receipts from a City-run lottery will not materialize. The report noted that the Revised Financial Plan makes no provision for collective bargaining costs after the expiration for current contracts in mid-fiscal year 1995 and estimated that each annual wage increase of one percent would cause the projected budget gaps to widen by $56 million, $209 million and $363 million in fiscal years 1995 through 1997, respectively. Finally, the report concluded that with City spending growing faster than revenues, the challenge of balancing future budgets is formidable.

                  On June 13, 1993, the City Council adopted a budget for fiscal year 1994 which projects balanced operations based upon revenues of $31,269 billion (the "Adopted Budget"). The Adopted Budget eliminates $300 million of anticipated aid from the State and federal governments that was included in the Revised Financial Plan as it related to fiscal year 1994. The impact of the elimination is offset in the Adopted Budget by a larger program of agency spending reductions and revenue enhancements, as well as various re-estimates of revenues and expenditures.

                  On June 23, 1993, the City submitted to the Control Board a fourth quarter modification to the Revised Financial Plan as it relates to fiscal year 1993. The modification projects a balanced budget based on revenues of $30,653 billion after taking into account a discretionary transfer of surplus fiscal year 1993 funds to fiscal year 1994. The modification also includes an unallocated reserve of $40 million, which the City believes should be adequate to provide for any adjustments required by the year-end audit of its fiscal year 1993 operating results. Such audited results are expected to be known on or about October 31, 1993.

                  The City is expected to submit to the Control Board a four-year Financial Plan covering fiscal years 1994 through 1997 based on the Adopted Budget. OSDC and the staff of the Control Board are expected to issue reports commenting on their reviews of that Financial Plan.

                  Estimates of the City's revenues and expenditures are based on numerous assumptions and subject to various uncertainties. If expected Federal or New York State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from New York State.

         BORROWINGS

                  The City requires certain amounts of financing for seasonal and capital spending purposes. The City has issued $1.4 billion of notes for seasonal financing purposes during its 1993 fiscal year and expects this amount will be sufficient for the year. The City's capital financing program projects long-term financing requirements of approximately $16.8 billion for the City's fiscal years 1994 through 1997 for the construction and rehabilitation of the City's infrastructure and other fixed assets. The major capital requirements include expenditures for the City's water supply system, sewage and waste disposal systems, roads, bridges, mass transit, schools and housing. In addition to financing for new purposes, the City and the New York City Municipal Water Finance Authority have issued refunding bonds totalling $3.6 billion.

         OTHER LOCALITIES

                  Certain localities in addition to New York City could have financial problems leading to requests for additional State assistance during the State's 1993-1994 fiscal year and thereafter. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements in the State's 1993-1994 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor of the State Legislature to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

         CERTAIN MUNICIPAL INDEBTEDNESS

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1991, the total indebtedness of all localities in the State was approximately $32.2 billion, of which $16.8 billion was debt of New York City (excluding $6.7 billion in MAC debt); a small portion (approximately 39.0 million) this indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1991.


                  In 1992, an unusually large number of local government units requested authorization for deficit financing. According to the Comptroller, ten local government units have been authorized to issue deficit financing in the aggregate amount of $131.1 million. The current session of Legislature may receive as many or more requests for deficit-financing authorizations as a result of deficits previously incurred by local governments. Although the Comptroller has indicated that the level of deficit financing requests is unprecedented, such developments are not expected to have a material adverse effect on the financial condition of the State.

                  Certain proposed Federal expenditure reductions would reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities to increase local revenues to sustain those expenditures. If the State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. The longer-range potential problems of declining urban population, increasing expenditures, and other economic trends could adversely affect certain localities and require increasing State assistance in the future.

INVESTMENT LIMITATIONS.

                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

                           (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                           (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                           (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                           (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                           (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (7) purchase or sell commodities or commodity contracts;

                           (8) invest in oil, gas or mineral exploration or development programs;

                           (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                           (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (11) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares the Portfolio are represented at the meeting in person or by proxy.

                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                           1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Act as an underwriter.

                           4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:

                           (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                           (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                           (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                           (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (6) purchase or sell commodities or commodity contracts;

                           (7) invest in oil, gas or mineral exploration or development programs;

                           (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                           (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (10) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax and does not constitute an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio affected are represented at the meeting in person or by proxy.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.


                           1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                  In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:


                                                                         Principal Occupation
Name, Address and Age                  Position with Fund                During Past Five Years
---------------------                  ------------------                ----------------------

Arnold M. Reichman - 48*               Director                          Since 1986, Managing
466 Lexington Avenue                                                     Director and Assistant
New York, NY  10017                                                      Secretary, E.M. Warburg,
                                                                         Pincus & Co., Inc.; Since
                                                                         1990, Chief Executive
                                                                         Officer and since 1991,
                                                                         Secretary, Counsellors
                                                                         Securities Inc.; Officer
                                                                         of various investment
                                                                         companies advised by
                                                                         Warburg, Pincus
                                                                         Counsellors, Inc.

Robert Sablowsky - 58**                Director                          Since 1985, Executive
14 Wall Street                                                           Vice President of
New York, NY  10005                                                      Gruntal & Co., Inc.,
                                                                         Director, Gruntal & Co.,
                                                                         Inc. and Gruntal
                                                                         Financial Corp.
Francis J. McKay - 60                  Director                          Since 1963, Executive
7701 Burholme Avenue                                                     Vice President, Fox
Philadelphia, PA  19111                                                  Chase Cancer Center
                                                                         (Biomedical research and
                                                                         medical care).

Marvin E. Sternberg - 62               Director                          Since 1974, Chairman,
937 Mt. Pleasant Road                                                    Director and President,
Bryn Mawr, PA  19010                                                     Moyco Industries, Inc.
                                                                         (manufacturer of dental
                                                                         supplies and precision
                                                                         coated abrasives); Since
                                                                         1968, Director and President,
                                                                         Mart MMM, Inc. (formerly
                                                                         Montgomeryville Merchandise Mart,
                                                                         Inc.), Mart PMM, Inc. (formerly
                                                                         Pennsauken Merchandise Mart, Inc.)
                                                                         (shopping centers); and  Since
                                                                         1975, Director and Executive Vice
                                                                         President, Cellucap Mfg. Co., Inc.
                                                                         (manufacturer of disposable
                                                                         headwear).

                                       32


                                                                         Principal Occupation
Name, Address and Age                  Position with Fund                During Past Five Years
---------------------                  ------------------                ----------------------

Julian A. Brodsky - 63                 Director                          Director and Vice
1234 Market Street                                                       Chairman, Comcast
16th Floor                                                               Corporation; Director,
Philadelphia, PA  19107-3723                                             Comcast Cablevision of Philadelphia
                                                                         (cable television and
                                                                         communications) and Nextel
                                                                         (wireless communications).


Donald van Roden -  72                 Director                          Self-employed
1200 Old Mill Lane                                                       businessman.  From
Wyomissing, PA  19610                                                    February 1980 to March 1987,
                                                                         Vice Chairman,
                                                                         SmithKline Beckman
                                                                         Corporation (pharmaceuticals);
                                                                         Director, AAA
                                                                         Mid-Atlantic (auto
                                                                         service); Director,
                                                                         Keystone Insurance Co.


Edward J. Roach -  72                  President and Treasurer           Certified Public
Suite 152                                                                Accountant; Vice
Bellevue Park Corporate                                                  Chairman of the Board,
  Center                                                                 Fox Chase Cancer
103 Bellevue Parkway                                                     Center; Vice President
Wilmington, DE  19809                                                    and Trustee, Pennsylvania School
                                                                         for the Deaf; Trustee,
                                                                         Immaculata College;
                                                                         Vice President and
                                                                         Treasurer of various
                                                                         investment companies
                                                                         advised by PNC
                                                                         Institutional Management
                                                                         Corporation.

Morgan R. Jones -  57                    Secretary                       Partner, the law firm of
1100 PNB Bank Building                                                   Drinker Biddle & Reath,
Broad and Chestnut Streets                                               Philadelphia,
Philadelphia, PA  19107                                                  Pennsylvania (formerly,
                                                                         Chairman and Chief
                                                                         Executive Officer);
                                                                         Director, Rocking Horse Child Care
                                                                         Centers of America, Inc.


                                       33

----------
* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Gruntal & Co., Inc., a broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation FROM THE FUND IN THE FOLLOWING AMOUNTS:

                  DIRECTORS               COMPENSATION
                  ---------               ------------
                  JULIAN A. BRODSKY            $12,525
                  FRANCIS J. MCKAY              15,975
                  MARVIN E. STERNBERG           16,725
                  DONALD VAN RODEN              21,025



On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank,

National Association ("PNC Bank"), the sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and the Fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.



          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."


                  For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $4,174,375 IN ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $190,687 IN ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $1,638,622 IN ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND WAIVED ALL OF THE INVESTMENT ADVISORY FEES PAYABLE TO IT OF $2,709 WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. DURING THE SAME YEAR, PIMC WAIVED $ 3,527,715 OF ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $671,811 OF ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND $268,017 OF ADVISORY FEES WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $2,274,697 in advisory fees with respect to the Money Market Portfolio, $67,752 in advisory fees with respect to the Municipal Money Market Portfolio, $780,122 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $187,660 with respect to the New York Municipal Money Market Portfolio. During the same year, PIMC waived $2,589,882 of advisory fees with respect to the Money Market Portfolio, $1,041,321 of advisory fees with respect to the

Municipal Money Market Portfolio, $398,363 of advisory fees with respect to the Government Obligations Money Market Portfolio. For the year ended August 31, 1994, PIMC received (after waivers) $1,947,768 in advisory fees with respect to the Money Market Portfolio, $7,733 in advisory fees with respect to the Municipal Money Market Portfolio, $580,435 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $193,386 with respect to the New York Municipal Money Market Portfolio under its Advisory Contract with the Fund. During the same year, PIMC waived $2,255,986 of advisory fees with respect to the Money Market Portfolio, $1,091,646 of advisory fees with respect to the Municipal Money Market Portfolio, $461,938 of advisory fees with respect to the Government Obligations Money Market Portfolio.

                  As required by various state regulations, PIMC will reimburse the Fund or a Portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1-1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.


                  The Advisory Contracts were each most recently approved July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by Shareholders at a special meeting held on December 22, 1989. The Advisory Contract was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Zeta Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Zeta Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Zeta Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of

$15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements dated as of November 5, 1991 entered into by the Distributor and the Fund on behalf of each of the Zeta Classes, (collectively, the "Distribution Contracts") and separate Plans of Distribution for each of the Zeta Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of each of the Zeta Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.


                  Each of the Plans relating to the Zeta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was most recently approved for continuation on July 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). Each of the Plans relating to the Zeta Class of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was approved by the sole shareholder of each Zeta Class on November 5, 1991.


                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Zeta Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Zeta Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, has an indirect interest in the operation of the Plans by virtue of his position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.


                             PORTFOLIO TRANSACTIONS

                  Each of the Portfolios intends to purchase securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because all Portfolios intend to purchase only securities with remaining maturities of 397 calendar days or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of a Portfolio. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 P.M. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed on WEEKENDS AND New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS AS THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)) AS WELL AS MARTIN LUTHER KING, JR. DAY, VETERANS DAY AND COLUMBUS DAY.


                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular Federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                   Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions in the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each

Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money),

500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD ^ COMMON STOCK, 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class
 FF Common Stock (N/I MICROCAP),50 million shares are classified as Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH
COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL
MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Classes Zeta 1, Zeta 2, Zeta 3 and Zeta 4 Common Stock constitute the Zeta Family Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, THE N/I FAMILY, THE BOSTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Cash Preservation represents interest in the Money Market, Municipal Money Market; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTERESTS IN ONE NON-MONEY MARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                                  MISCELLANEOUS

                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation Classes, the Sansom Street Family, the Bedford Family and the Bradford Family which have been audited by Coopers & Lybrand L.L.P. as set forth in their reports, which also appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation Classes, the Sansom Street Family, the Bedford Family and the Bradford Family, are incorporated herein and made a part hereof in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                  CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

RBB  Money Market Portfolio            Luanne M. Garvey and Robert J. Garvey                         12.7
(Class E)                              2729 Woodland Avenue
                                       Trooper, PA  19403

                                       HAROLD T. Erfer                                               13.0
                                       414 Charles Lane
                                       Wynnewood, PA  19096

                                       KAREN M. McElhinny and Contribution Account                   16.9
                                       4943 King Arthur Drive
                                       Erie, PA  16506

                                       JOHN  Robert Estrada and                                      16.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX   76018

                                       ERIC Levine and Linda & Howard Levine                         29.6
                                       67 Lanes Pond Road
                                       Howell, NJ  07731

RBB  Municipal Money Market            William B. Pettus Trust                                       11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO  63021-6635


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       SEYMOUR Fein                                                  88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY  10457-0486

CASH Preservation Money Market         JEWISH Family and Children's                                  56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA  19103

                                       LYNDA R. Succ Trustee for in Trust under                      12.3
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO  63104

                                       THERESA M. PALMER                                              6.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120

CASH Preservation Municipal Money      Kenneth Farwell and Valerie                                   11.1
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO  63107

                                       GARY L. LANGE and                                             10.4
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       St. CHARLES, MO  63309

                                       ANDREW DIEDERICH AND DORIS DIEDERICH                           6.1
                                       1003 LINDENMAN
                                       DES PERES, MO 63131

                                       MARCELLA L. Haugh Caring TR DTD 8/12/91                       15.3
                                       40 Plaza Square
                                       Apt. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                                 8.2
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       GWENDOYLN HAYNES                                               5.2
                                       2757 GEYER
                                       ST. LOUIS, MO

                                       SAVANNAH THOMAS Trust                                          5.2
                                       230 MADISON AVE.
                                       ROCK HILL, MD 63119

SANSOM Street Money Market             Wasner & Co.                                                  16.6
Portfolio (Class I)                    FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113

                                       SAXON and Co.                                                 74.8
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182

                                       ROBERTSON Stephens & Co.                                       8.6
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101

BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                            100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                            100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.                 5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT
                                       625 MADISON AVE., 4TH FLOOR                                    5.0
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master Retirement Trust                         10.2
(Class U)                              303 South Temple Drive
                                       Diboll, TX  75941


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.                 16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                      9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730

                                       C S FIRST BOSTON PENSION FUND                                 10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI

                                       SC JOHNSON & SON, INC. RETIREMENT PLAN                        13.3
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND
                                       8650 FLAIR DRIVE                                               6.3
                                       E. MONTE, CA  96731-3011

BEA Emerging Markets                   Wachovia Bank North Carolina Trust for Carolina               15.7
Equity Portfolio                       Power & Light Co. Supplemental Retirement Trust
(Class V)                              301 N. Main Street
                                       Winston-Salem, NC  27101

                                       WACHOVIA BANK OF NORTH CAROLINA                                5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                        30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES                                     10.8
                                       RETIREMENT SYSTEM
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR 72201

                                       NORTHERN Trust                                                12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       AMHERST H. Wilder Foundation                                   5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

BEA US Core Equity Portfolio           Bank of New York                                              45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY  10286

                                       WERNER & Pfleiderer Pension                                    7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ  07446

                                       WASHINGTON HEBREW CONGREGATION                                11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                                    6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900

BEA US Core Fixed Income Portfolio     New England UFCW & Employers' Pension                         24.5
(Class Y)                              Fund Board of Trustees
                                       161 Forbes Road, Suite 201
                                       Braintree, MA  02184

                                       W.M. BURKE REHABILITATION                                      5.4
                                       HOSPITAL INC.
                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605

                                       PATTERSON & Co.                                                8.9
                                       P.O. Box 7829
                                       Philadelphia, PA  19102

                                       MAC & CO                                                       6.9
                                       FAO 176-655
                                       ROBF1766552
                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

                                       BANK OF NEW YORK                                               9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

                                       CITIBANK NA                                                   12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income Portfolio      Sunkist Master Trust                                          36.0
(Class Z)                              14130 Riverside Drive
                                       Sherman Oaks, CA   91423

                                       PATTERSON & CO.                                               25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101

                                       KEY Trust Co. of Ohio                                         20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202-1559

                                       MARY E. MORTEN                                                 6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017
                                       ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio      William A. Marquard                                           37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY  40311

                                       ARNOLD Leon                                                   12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008

                                       IRWIN Bard                                                     6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                      5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------


N/I MICRO CAP FUND                     CHARLES SCHWAB & CO. INC.                                     15.8
(Class FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       CHASE MANHATTAN BANK                                          27.1
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                                   5.6
                                       c/o FIDUCIARY TRUST CO. INTL
                                       P. O. Box 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008

N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                     21.2
(CLASS GG)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       U S EQUITY INVESTMENT PORTFOLIO LP                            18.7
                                       C/O ASSET MANAGEMENT ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447

                                       BANK OF New York                                               9.8
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE FUND (CLASS HH)   CHARLES SCHWAB & CO. INC.                                     24.4
                                       SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

JANNEY Montgomery Scott Money Market   JANNEY Montgomery Scott                                        100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

Janney Montgomery Scott Municipal      JANNEY Montgomery Scott                                        100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
MARKET)

Janney Montgomery Scott Government     JANNEY Montgomery Scott                                        100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT               Philadelphia, PA  19103-1675
OBLIGATIONS MONEY)

Janney Montgomery Scott New York       JANNEY Montgomery Scott                                        100
Municipal Money Market Portfolio       1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)    Philadelphia, PA  19103-1675



                  As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  LITIGATION. There is currently no material litigation affecting the Fund.

                                                     APPENDIX
DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                           AAA-Debt rated AAA has the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                           AA-Debt rated AA has a very strong capacity to pay
                  interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

                           Aaa-Bonds that are rated Aaa are judged to be of the
                  best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                           Aa-Bonds that are rated Aa are judged to be of high
                  quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:
                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PROSPECTUS

THE THETA FAMILY


MONEY MARKET PORTFOLIO

----------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO

----------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO

----------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO




                                                                December 3, 1996

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
INTRODUCTION ...........................................................       2
FINANCIAL HIGHLIGHTS ...................................................       6
INVESTMENT OBJECTIVES AND POLICIES .....................................       6
PURCHASE AND REDEMPTION OF SHARES ......................................      28
NET ASSET VALUE ........................................................      34
MANAGEMENT .............................................................      35
DISTRIBUTION OF SHARES .................................................      38
DIVIDENDS AND DISTRIBUTIONS ............................................      40
TAXES ..................................................................      40
DESCRIPTION OF SHARES ..................................................      43
OTHER INFORMATION ......................................................      44




                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                        ADMINISTRATOR AND TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware

                                     COUNSEL
                        Ballard Spahr Andrews & Ingersoll
                           Philadelphia, Pennsylvania

                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                THE THETA FAMILY
                                       OF
                               THE RBB FUND, INC.

                  The Theta Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares of such classes (collectively, the "Theta Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (collectively, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

                           MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

                           MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                           GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

                  AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


                  PNC Institutional Management Corporation serves as investment adviser for the Fund, PNC Bank, National Association ("PNC BANK") serves as sub-ADVISER for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, and serves as custodian for the Fund, PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. acts as distributor for the Fund.

                  This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 3, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723.


                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                      December 3, 1996

                                  INTRODUCTION



                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland ON FEBRUARY 29, 1988 AND IS currently operating or proposing to operate NINETEEN separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Theta Classes") offered by this Prospectus represents interests in one of the following of such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.


                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

                  The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular Federal income tax but which may constitute an item of tax preference for purposes of the Federal alternative minimum tax.

                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.

                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

                  The Fund's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and serves as custodian to the Fund, and PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.

                  An investor may purchase and redeem Shares of any of the Theta Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  An investment in any of the Theta Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

                  For more detailed information of how to purchase or redeem Theta Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."

Fee Table


Estimated Annual Fund Operating Expenses (Theta Classes)
  After Expense Reimbursements and Waivers (2)






                                                                                            GOVERNMENT                NEW YORK
                                                                    MUNICIPAL               OBLIGATIONS               MUNICIPAL
                                            MONEY MARKET          MONEY MARKET             MONEY MARKET             MONEY MARKET
                                              PORTFOLIO             PORTFOLIO                PORTFOLIO                PORTFOLIO
                                            ------------          ------------             ------------             ------------

Management fees (after
 waivers)(1).......................             .20%                   .05%                    .30%                        0%
12b-1 fees (after
 waivers)(1).......................             .55                    .55                     .57                       .51
Other Expenses (after
 REIMBURSEMENTS)..................              .22                    .24                    .105                       .27
                                                ---                    ---                    ----                       ---
Total Fund Operating
 Expenses (Theta
 Classes) (after
 WAIVERS and
 reimbursements)....................            .97%                   .84%                   .925%                      .78%
                                                ====                   ====                   =====                      ====

(1) Management fees and 12b-1 fees are based on average daily net assets and are calculated daily and paid monthly.

(2) BEFORE EXPENSE REIMBURSEMENTS AND WAIVERS FOR THE MONEY MARKET PORTFOLIO, MUNICIPAL MONEY MARKET PORTFOLIO, GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO, MANAGEMENT FEES WOULD BE .37%, .33%, .42% AND .35%, RESPECTIVELY; 12B-1 FEES WOULD BE .55%, .55%, .57% AND .51%, RESPECTIVELY; OTHER EXPENSES WOULD BE .22%, .24%, .11% AND .28%, RESPECTIVELY AND TOTAL FUND OPERATING EXPENSES WOULD BE 1.14%, 1.12%, 1.10% AND 1.14%, RESPECTIVELY.



EXAMPLE

                  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                      1 YEAR          3 YEAR         5 YEARS         10 YEARS
                                                      ------          ------         -------         --------

Money Market N/A*.................................      $10             $31            N/A              N/A
Municipal Money Market*...........................       $9             $27            N/A              N/A
Government Obligations
 Money Market*....................................      $10             $31            N/A              N/A
New York Municipal
 Money Market.....................................       $8             $25            N/A              N/A

* Other classes of these Portfolios are sold with different fees and expenses.


                  THE EXAMPLE IN THE FEE TABLE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED AND THAT THE AMOUNTS LISTED UNDER "ANNUAL FUND OPERATING EXPENSES (THETA CLASSES) AFTER EXPENSE REIMBURSEMENTS AND WAIVERS" REMAIN THE SAME IN THE YEARS SHOWN. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Theta Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Advisor" and "Distribution of Shares" below.) The expense figures are based on estimated costs and estimated fees expected to be charged to the Theta Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management fees for each Portfolio. However, there can be no assurance that any future waivers of Management fees will not vary from the figure reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of Federal, New York State and New York City personal income taxes at stated rates.

                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Theta Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Theta Classes are not reflected in the yields of the Theta Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Theta Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."



                             FINANCIAL HIGHLIGHTS


                  NO FINANCIAL DATA IS SUPPLIED FOR THE PORTFOLIOS BECAUSE, AS OF THE DATE OF THIS PROSPECTUS, THE PORTFOLIOS HAD NO PERFORMANCE HISTORY.



                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO


                  The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

                  BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Portfolio may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

                  Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

                  VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 397 calendar days, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 calendar days, provided the repurchase agreement itself matures in less than 397 calendar days. The financial institutions with whom the Portfolio may enter into repurchase agreements will be banks which the Portfolio's investment adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Portfolio's investment adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to a Portfolio in determining whether to have the Portfolio enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Portfolio's investment adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

                  ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purpose. See "Investment Limitations."

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account with the Fund's custodian or a qualified sub-custodian liquid assets such as U.S. Government securities or other liquid debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

                  MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal

Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

                  WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the highest rating categories by one ore more nationally recognized statistical rating organizations ("NRSROs") (e.g., commercial paper rated "A-1" or "A-2" by S&P)
(3) securities that are rated at the time of purchase by the only NRSRO rating the security in one of its two highest rating categories for such securities and
(4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of all outstanding Shares representing interests in the Portfolio. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Money Market Portfolio will be achieved. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Money Market Portfolio may not:

                           1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                           2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                           4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                        MUNICIPAL MONEY MARKET PORTFOLIO


                  The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular Federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Interest").

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                  The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                  Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 397 calendar days, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-by Commitments."

                  ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market
Portfolio--Eligible Securities".


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES, SEE, "INVESTMENT OBJECTIVES AND POLICIES--MONEY MARKET PORTFOLIO--ILLIQUID SECURITIES" AND "Investment Objectives and Policies-- Illiquid Securities" in the Statement of Additional Information.


                  The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Municipal Money Market Portfolio may not:

                           1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation.

                           2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.


                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                  The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

                  Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares representing an interest in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 calendar days if such securities provide for adjustments in their interest rates not less frequently than every 397 calendar days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements." The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.

                  MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

                  Mortgage-related securities may include asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less.

                  One such type of mortgage-related security in which the Portfolio may invest is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments on FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Portfolio may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. For a further discussion of GNMA, FNMA and FHLMC, see "Mortgage-Related Debt Securities" in the Statement of Additional Information.

                  Each of the mortgage-related securities described above is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagors of the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty or thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that, in times of declining interest rates, some of the Portfolio's higher yielding securities might be repaid and thereby converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Interest received by the Portfolio will, however, be distributed to shareholders in the form of dividends.

                  To compare the prepayment risk for various mortgage-related securities, various independent mortgage-related securities dealers publish average remaining life data using proprietary models. In making determinations concerning average remaining life of mortgage-related securities for the Portfolio, the investment adviser will rely on such data to evaluate the prepayment risk in a particular security except to the extent such data are deemed unreasonable by the investment adviser. The investment adviser might deem such data unreasonable if such data appeared to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage-related securities dealers.

                  LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

                  SHORT SALES. The Portfolio may engage in short sales. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Portfolio will not engage in short sales against the box to enhance the Portfolio's yield or to increase the Portfolio's income. The Portfolio may, however, make a short sale against the box as a hedge. The Portfolio will engage in short sales against the box when it believes that the price of security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for Federal income tax purposes and for certain purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. A more detailed discussion of short sales is contained in the Statement of Additional Information.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES SEE "INVESTMENT OBJECTIVES AND POLICIES MONEY MARKET PORTFOLIO--ILLIQUID SECURITIES" AND "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved. The investment limitations summarized below may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.


                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

                  The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 calendar days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for Federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Municipal Money Market Portfolio MUNICIPAL OBLIGATIONS."


                  Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of Federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market Portfolio-- Stand-by Commitments."

                  TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.


                  ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities". For a more complete description of eligible securities, see "Investment OBJECTIVES AND POLICIES--MONEY MARKET PORTFOLIO--ELIGIBLE SECURITIES" AND "INVESTMENT Objectives and Policies" in the Statement of Additional Information.


                  SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee.

                  The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York

Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

                  Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by Standard & Poor's Corporation ("S&P") and Moody's Investor Service, Inc. ("Moody's "). On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal obligations. Although no issuers of New York Municipal obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the shares. Some of the significant financial considerations relating to the Fund's investments in New York obligations are summarized in the Statement of Additional Information.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. FOR A MORE COMPLETE DESCRIPTION OF ILLIQUID SECURITIES, SEE "INVESTMENT OBJECTIVES AND POLICIES--MONEY MARKET PORTFOLIO--ILLIQUID SECURITIES" AND "Investment Objectives and Policies-- Illiquid Securities" in the Statement of Additional Information.


                  The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of the New York Municipal Money Market Portfolio's outstanding shares. Such changes may result in the Portfolio having investment objectives which differ from those an investor may have considered at the time of investment.

There is no assurance that the investment objective of the New York Municipal Money Market will be achieved. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The New York Municipal Money Market Portfolio may not:

                           1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES


                  GENERAL. Theta Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Theta Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or bank wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Theta Shares.

                  All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in proper form and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to 4:00 p.m. Eastern Time on any Business Day of the Fund, will be executed as of 4:00 p.m. Eastern Time on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of 4:00 p.m. Eastern Time or later, and orders as to which payment has been converted to Federal Funds as of 4:00 p.m. Eastern Time or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open.

                  PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Theta Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Although a broker does not impose a sales charge for purchases of Theta Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker.

                  Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.

                  A broker may offer investors maintaining Accounts the ability to purchase Theta Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Theta Class designated by the investor as the "Primary Theta Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase

Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Theta Class at any time by so instructing his broker.

                  If a broker makes special arrangements under which orders for Theta Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                  DIRECT PURCHASES. An investor may also make direct investments at any time in any Theta Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Theta Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Theta Family" c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

                  Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Theta Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank, National Association. An investor's bank or Dealer may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

                           A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149), and provide it with your name, address, telephone number, Social Security or Tax Identification Number, the Theta Class selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

                           B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

                             PNC Bank, N.A., Philadelphia, Pa.
                             ABA-0310-0005-3.
                             FROM:   (name of investor)
                             ACCOUNT NUMBER: (investor's account number with the Portfolio)
                             FOR PURCHASE OF: (name of the Portfolio)
                             AMOUNT: (amount to be invested)

                           C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

                  RETIREMENT PLANS. Theta Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.


                              REDEMPTION PROCEDURES


                  Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

                  REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Theta Shares may redeem Theta Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and 4:00 p.m. Eastern Time on a Business Day, the redemption will be effective as of 4:00 p.m.

Eastern Time on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all shares are redeemed, all accrued but unpaid dividends on those shares will be paid with the redemption proceeds.

                  An investor's brokerage firm will also redeem each day a sufficient number of Shares of the Primary Theta Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

                  Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

                  REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Alpha Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee verifies the authenticity of your signature and the guarantor must be a participant in a STAMP Program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at (800) 533-7719 to determine whether the entity that will guarantee the signature is on eligible guarantor. Guarantees must be signed by an authorized signatory of the bank, trust company or member firm and "Signature Guaranteed" must appear with the signature.

                  Direct investors may redeem Shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with the Fund's transfer agent. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE TO REDEEM SHARES BY TELEPHONE BECAUSE THE CERTIFICATES MUST ACCOMPANY THE REDEMPTION REQUEST. An investor may obtain a Telephone Authorization from PFPC or by calling Account Services at (800)447-7719 (in Delaware call collect
(302)791-1153). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone

Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated. Neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that it reasonably believes to be genuine.

                  The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

                  For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

                  REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE FOR THIS CHECK WRITING PRIVILEGE BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL REDEMPTION REQUESTS. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker/dealer may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards, and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC's Bank rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                  When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Checks may not be presented for cash payment at the offices of PNC Bank because, under 1940 Act rules, redemptions may be effected only at the redemption price next determined after the redemption request is presented to PFPC. This limitation does not affect checks used for the payment of bills or cash at other banks.

                  ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, Shares purchased by check will not be redeemed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

                  The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Theta Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



                                 NET ASSET VALUE



                  The net asset value per share of each of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of 4:00 p.m. Eastern Time on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE IS closed on the customary national business holidays of New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor ^ Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND THE SAME HOLIDAYS ON WHICH THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)), VETERANS DAY AND COLUMBUS DAY. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


                  The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

                  With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


                                   MANAGEMENT


BOARD OF DIRECTORS


                  The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate NINETEEN separate investment portfolios. Each of the Theta Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER


                  PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-ADVISER for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $31.4 billion of assets, of which approximately $28.3 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp, a multi-bank holding company.

                  As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-ADVISER to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-ADVISER, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


                  For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

                  For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.

                  PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-advisor. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.


                  For the Fund's fiscal year ended August 31, 1996, the Fund paid investment advisory fees aggregating .20% of the average net assets of the Money Market Portfolio, 05% of the average net assets of the Municipal Money Market Portfolio, .30% of the average net assets of the Government Obligations Money Market Portfolio and 0% of the average net assets of the New York Municipal Money Market Portfolio. For that same year, PIMC waived approximately
 .17%, .28%, .12% and .35% of the average net assets of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.


ADMINISTRATOR

                  PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and will generally assist such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC will be entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

                  PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

                  The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the investment adviser, fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses were accrued. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                  The investment adviser has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

                  The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.


                             DISTRIBUTION OF SHARES


                  Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors Inc. with an address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Theta Classes of the Fund pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with the Fund on behalf of each of the Theta Classes.

                  The Board of Directors of the Fund approved and adopted the Distribution Contracts and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Theta Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Theta Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Contracts the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Theta Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                  Under each of the Distribution Contracts and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

                  Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Theta Class the fee agreed to under the relevant Distribution Contract. None of the Plans obligates the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under a Plan on behalf of the relevant Theta Class. Thus, under each of the Plans, even if the Distributor's actual expenses exceed the fee payable to the Distributor thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

                  The Plans in effect with respect to the Theta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios have been approved by the sole shareholder of each such Class. Under the terms of Rule 12b-1, each will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("12b-1 Directors"). Each of the Plans may be terminated at any time by vote of a majority of the 12b-1 Directors or by vote of a majority of the Fund's outstanding voting securities of the relevant Theta Class. The fee set forth above will be paid by the Fund on behalf of the relevant Theta Class to the Distributor unless and until the relevant Plan is terminated or not renewed.


                           DIVIDENDS AND DISTRIBUTIONS


                  The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Theta Class unless a shareholder elects otherwise.

                  The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of 4:00 p.m. Eastern Time. Net short-term capital gains, if any, will be distributed at least annually.


                                      TAXES

                  The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue

Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                  Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31%, while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to Federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining Federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for Federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to Federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                  Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for Federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

                  The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

                  Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

                  An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

                  Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal and state income tax consequences described above.


                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified into 77 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).


                  The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may effect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Contracts entered into the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from the relevant Class as compensation for distribution services provided to the various families a distribution Fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.


                  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE THETA CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE THETA CLASSES.

                  Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

                  The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


                  As of November 6, 1996, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


                  The Fund will issue share certificates for any of the Theta Shares only upon the written request of a shareholder sent to PFPC.

                                OTHER INFORMATION


REPORTS AND INQUIRIES

                  Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149).

                                  THETA FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Theta Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Theta Family Prospectus of the Fund dated December 3, 1996, (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 3, 1996.



                                    CONTENTS

                                                                Prospectus
                                                       Page       Page
                                                       ----     ----------
General ..................................               2           2
Investment Objectives and Policies .......               2           6
Directors and Officers ...................              32         N/A
Investment Advisory, Distribution and
  Servicing Arrangements .................              35          36
Portfolio Transactions ...................              40         N/A
Purchase and Redemption Information ......              41          29
Valuation of Shares ......................              42          35
Taxes ....................................              44          41
Description of Shares ....................              49          44
Additional Information Concerning Fund
  Shares .................................              51          --
Miscellaneous ............................              52         N/A
Appendix .................................              A-1        N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate NINETEEN separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Bedford Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 3, 1996. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  FIRM COMMITMENTS. Firm commitments for securities include "when issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio has firm commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such

Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for speculative purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED DEBT SECURITIES. Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

                  Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market, and active participation in the secondary market by securities dealers and many types of investors, historically have made interests in government and government-related pass-through pools highly liquid, although no guarantee regarding future market conditions can be made. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgages and various social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30 year mortgages, common industry practice is to assume that prepayments will result in a 12 year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions concerning average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of underlying mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above. Actual prepayment experience may cause the yield of mortgage-related securities to differ from the assumed average life yield. In addition, as noted in the Prospectus, reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio involved.

                  The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("NRSROs") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only NRSRO rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 397 calendar days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b)
above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an NRSRO ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 397 calendar days that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one NRSRO or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  SEC Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.

                  Some of the significant financial considerations relating to the New York Municipal Money Market Portfolio's investments in New York Municipal Obligations are summarized below. This summary information is derived principally from official statements released prior to the date of this Statement of Additional Information relating to issues of New York Municipal Obligations and does not purport to be a complete description of any of the considerations mentioned herein. The accuracy and completeness of the information contained in such official statements has not been independently verified.

                  STATE ECONOMY. New York is the second most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for approximately 41% of both the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. The recession has been more severe in the State, owing to a significant retrenchment in the financial services industry, cutbacks in defense spending, and an overbuilt real estate market. There can be no assurance that the State economy will not experience worse-than-predicted results in the 1993-94 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991. The total employment growth rate in the State has been below the national average since 1984, and in 1992 the unemployment rate rose to 8.5%. State per capita personal income for 1992 was $23,534, which is 18.6% above the 1992 national average of $19,841. Between 1970 and 1980, the percentage by which the State's per capita income exceeded that of the national average fell from 19.8% to 8.1%, and the State dropped from fifth to eleventh in the nation in terms of per capita income. However, since 1980, the State's rate of per capita income growth was greater than that of the nation generally and the State's rank improved to fourth in 1990 and remained fourth in 1991 and 1992. Some analysts believe that the decline in jobs in both the city and New York State is the result of State and local taxation, which is among the highest in the nation, and which may cause corporations to locate outside New York State. The current high level of taxes limits the ability of New York State and the city to impose higher taxes in the event of future difficulties.

                  STATE BUDGET. The State Constitution requires the Governor to submit to the Legislature a balanced Executive Budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the Executive Budget. The entire plan constitutes the proposed State Financial Plan for that fiscal year. The Governor submits to the Legislature, on at least a quarterly basis, reports of actual receipts, revenues, disbursements, expenditures, tax refunds and reimbursements, and repayment of advances in form suitable for comparison with the State Financial Plan, together with explanations of deviations from the State Financial Plan.

                  At such time, the Governor is required to submit any amendments to the State financial plan necessitated by such deviations. The third quarterly update to the 1992-93 State Financial Plan was submitted by the Governor on January 19, 1993. Such revision projected that the State will complete its 1992-93 fiscal year with a cash-basis General Fund positive margin of $184 million. This positive balance will be made available for income tax refunds in the 1993-94 fiscal year.

                  The Governor released the recommenced Executive Budget for the 1993-94 fiscal year on January 19, 1993 and amended it on February 18, 1993. The recommended 1993-94 State Financial Plan projected a balanced General Fund. General Fund receipts and transfers from other funds were projected at $31.556 billion, including $184 million expected to be carried over from the 1993-94 fiscal year. Disbursements and transfers to other funds were projected at $31.489 billion, not including a $67 million repayment to the State's Tax Stabilization Reserve Fund.

                  The 1993-94 State Financial Plan formulated on April 16, 1993 (the "1993-94 State Financial Plan"), following enactment of the State's 1993-94 budget, projected General Fund receipts and transfers from other funds at $32.367 billion and disbursements and transfers to other funds at $32.300 billion. Excess receipts of $67 million will be used for a required payment to the State's Tax Stabilization Reserve Fund. In comparison to the recommended 1993-94 Executive Budget, the 1993-94 State budget, as enacted, reflected increases in both receipts and disbursements in General Funds of $811 million.

                  There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

                  The 1993-94 State Financial Plan is based on a number of assumptions and projections. Because it is not possible to predict accurately the occurrence of all factors that may affect the 1993-94 State Financial Plan, actual results may differ and have differed materially in recent years, from projections made at the outset of a fiscal year. The 1993-94 State Financial Plan has been prepared on a cash basis and on the basis of generally accepted accounting principles ("GAAP") using the four GAAP defined governmental fund types: the General Fund, Special Revenue Funds, Capital Projects Funds and Debt Service Funds.

                  RECENT FINANCIAL RESULTS. During its 1989-90, 1990-91 and 1991-92 fiscal years, the State incurred cash-basis operating deficits, prior to the issuance of short-term tax and revenue anticipation notes, owing to lower-than-projected receipts, which it believes to have been principally the result of a significant slowdown in the New York and regional economy, and with respect to the 1989-90 fiscal year, changes in taxpayer behavior caused by the Federal Tax Reform Act of 1986.

                  The General Fund is the principal operating fund of the State. It receives all State income that is not required by law to be deposited in another fund which for the State's 1993-94 fiscal year, comprises approximately 52% of total projected governmental fund receipts.

                  General Fund receipts, excluding transfers from other funds, totalled $28.818 billion in the State's 1991-92 fiscal year (before repayment of $1.081 billion of deficit notes issued in its 1990-91 fiscal year and before issuance of $531 million in deficit notes to close the 1991-92 fiscal year General Fund cash basis operating deficit), and $29.950 billion in the State's 1991-92 fiscal year (before repayment of $531 million in deficit notes issued to close the State's 1991-92 fiscal year General Fund cash basis deficit). General Fund receipts in the State's 1993-94 fiscal year are estimated in the 1993-94 State Financial Plan at $30.765 billion. Taxes account for 96% of estimated 1993-94 General Fund receipts, with the balance comprised of miscellaneous receipts.

                  General Fund disbursements, exclusive of transfers to other funds, totalled $28.058 billion in the State's 1991-92 fiscal year and $29.068 billion in the State's 1992-93 fiscal year and are estimated to total $30.346 billion in the State's 1993-94 fiscal year.

                  The State's financial position as shown in its Combined Balance Sheet as of March 31, 1992 included an accumulated deficit in its combined governmental funds of $3.315 billion represented by liabilities of $14.166 billion and assets of $10.851 billion available to liquidate such liabilities.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term debt that may be so authorized and subsequently incurred by the State. The total amount of long-term State general obligation debt authorized but not issued as of March 3, 1993 was approximately $2.427 billion.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds form the sale of duly authorized but unissued bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State of New York also employs two other types of long-term financing mechanisms which are State-supported but are not general obligations of the State: moral obligation and lease-purchase or contractual-obligation financing.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The Legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of those long-term obligations, which will be amortized over no more than 30 years, is expected to result in eliminating the need for continuing short-term seasonal borrowing for those purposes. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified both the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. To date, LGAC has issued its bonds to provide net proceeds of $3.281 billion. LGAC has been authorized to issue its bonds to provide net proceeds of up to an additional $703 million during the State's 1993-94 fiscal year.

                  In April 1993, legislation was also enacted providing for significant changes in the long-term financing practices of the State and the Authorities.

                  The Legislature passed a proposed constitutional amendment that would permit the State, without a voter referendum but within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State funds dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would require that State debt be incurred only for capital projects included in a multi-year capital financing plan and would prohibit lease-purchase and contractual-obligation financing mechanisms for State facilities. The Governor and the Legislative leaders have indicated that public hearings will be held on the proposed constitutional amendment. Before becoming effective, the proposed constitutional amendment must first be passed again by the next separately elected Legislature and then approved by the voters at a general election, so that it could not become effective until after the general election in November 1995.

                  On March 26, 1990, Standard & Poor's Corporation ("S&P") downgraded New York State's (1) general obligation bonds from "AA-" to "A" and
(2) commercial paper from "A-1+" to "A-1". Also downgraded was certain of New York State's variously rated moral obligation, lease-purchase, guaranteed and contractual-obligation debt, including debt issued by certain New York State agencies. On August 27, 1990, S&P affirmed these ratings without change. On

June 6, 1990, Moody's changed its ratings on all the State's outstanding general obligation bonds from "A-1" to "A". On March 26, 1990, S&P changed its ratings of all the State's outstanding general obligations bonds from "AA-" to "A". On January 6, 1992, Moody's lowered from "A" to "Baa-1" the ratings on certain appropriation-backed debt of the State of New York and its agencies. Approximately two-thirds of the State's tax-supported debt is affected by Moody's rating action. Moody's stated that the more secure general obligation, state-guaranteed and LGAC bonds continue to be rated "A", but are placed under review for possible downgrade over the coming months. On January 13, 1992, S&P lowered its rating on $4.8 billion of New York State general obligation bonds to "A-" from "A". Various agency debt, state moral obligations, contractual obligations, lease-purchase obligations and state guarantees are also affected by S&P's action. Additionally, under S&P's minimum-rating approach, New York local school district debt will now carry a minimum rating of "A-" rather than "A" and school districts currently rated "A" are placed on CreditWatch with negative implications. In taking these rating actions, Moody's and S&P variously cited continued economic deterioration, chronic operating deficits, mounting GAAP fund balance deficits and the legislative stalemate in seeking permanent and structurally sound fiscal operations. On January 15, 1992, S&P took further action by lowering the rating on the claims-paying ability of the State of New York Mortgage Agency Mortgage Insurance Fund to "BBB+" from "A-" following the January 13, 1992 downgrade of New York State's general obligation bond rating to "A-".

                  The State anticipates that its borrowings for capital purposes in its 1993-94 fiscal year will consist of approximately $460 million in general obligation bonds and $140 million in new commercial paper issuances. In addition, it is anticipated that the State will issue $140 million in general obligation bonds for the purpose of redeeming outstanding bond anticipation notes. The Legislature has also authorized the issuance of up to $85 million in certificates of participation for equipment purchases and real property purposes during the State's 1993-94 fiscal year. The projection of the State regarding its borrowings for the 1993-94 fiscal year may change if actual receipts fall short of State projections or if other circumstances require.

                  Payments for principal and interest due on general obligation bonds, interest due on bond anticipation notes and on tax and revenue anticipation notes, and contractual-obligation and lease-purchase commitments were $1.783 billion and $2.045 billion in the aggregate, for New York State's 1991-92 and 1992-93 fiscal years, respectively, and are estimated to be $2.326 billion for the State's 1993-94 fiscal year. These figures do not include interest payable on either New York State General Obligation Refunding Bonds issued on July 30, 1992, to the extent that such interest is to be paid from an escrow fund established with the proceeds of such bonds or New York State's installment payments relating to the issuance of certificates of participation.


                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees. Three has never been a default on any moral obligation debt of any Authority.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central New York; (2) certain aspects of New York State's Medicaid policies and its rates and regulations, including reimbursements to providers of mandatory and optional Medicare services; (3) contamination in the Love Canal area of Niagara Falls;
(4) an action against New York State and New York city officials alleging inadequate shelter allowances to maintain proper housing; (5) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (6) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (7) a challenge to the methods by which New York State reimburses localities for the administrative costs of food stamp programs; (8) a challenge to New York State's possession of certain property taken pursuant to New York State's Abandoned Property Law; (9) an action, in which New York State is a third party defendant, for injunctive or other appropriate relief, concerning liability for the maintenance of stone groins constructed along certain areas of Long Island's shoreline; (10) the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to the state employee retirement system; (11) action by school districts and their employees challenging the constitutionality of Chapter 175 of the Laws of 1990 which deferred school district contributions to the public retirement system and reduced by like amount state aid to the school districts; (12) challenges to portions of Public Health law, which imposed a 13% surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans and portions of Chapter 55 of the Laws of 1992 requiring hospitals to impose and remit to the State an 11% surcharge on hospital bills paid by commercial insurers, and which required health maintenance organizations to remit to the State a surcharge of up to 9%; and (13) a challenge to provisions of the Public Health Law and implementing regulations that imposed a bad debt and charity care allowance on all hospital bills and a 13% surcharge on inpatient bills paid by employee welfare benefit plans.

                  A number of cases have also been instituted against the State challenging the constitutionality of various public authority financing programs. In SCHULZ, ET AL. V. STATE OF NEW YORK, a proceeding was commenced on April 29, 1991 in the Supreme Court, Albany County challenging the constitutionality of certain state bonding and financing programs authorized by Chapter 190 of the Laws of 1990. By opinion dated May 11, 1993, the Court of Appeals held that petitioners have standing as voters pursuant to Section 11 of
Article VII of the State but affirmed the order dismissing the proceeding on the ground of laches.

                  In a proceeding commenced on August 6, 1991 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County), petitioners challenge the constitutionality of two bonding programs of the New York State Thruway Authority authorizing by Chapters 166 and 410 of the Laws of 1991. The defendants' motion to dismiss the action on procedural grounds was denied by order of the Supreme Court dated January 2, 1992. By order dated November 5, 1992, the Appellate Division, Third Department, reversed the order of the Supreme Court and granted defendants' motion to dismiss on grounds of standing and mootness. The proceeding is pending.

                  In an action commenced on February 6, 1992 (SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., Supreme Court, Albany County) plaintiffs seek a judgment declaring unconstitutional sections 1, 2, 3 and 10 of Chapter 220 of the Laws of 1990 which relate to the creation and operation of LGAC. On Mach 3, 1992 the Supreme Court, Albany County, granted defendants' motion for summary judgment in all respects and dismissed the complaint. On July 23, 1992 the Appellate Division, Third Department, modified and affirmed the judgment of the Supreme Court, holding that the plaintiffs lacked standing. By opinion dated May 11, 1993, the Court of Appeals denied plaintiffs' motion for leave to appeal and dismissed the litigation. The Court noted that plaintiffs had failed to plead standing as voters pursuant to Section 11 of Article VII of the State Constitution, and, thus, the motion for leave to appeal did not directly involve a substantial constitutional question.

                  In SCHULZ, ET AL. V. STATE OF NEW YORK, ET AL., commenced May 24, 1993, Supreme Court, Albany County, petitioners challenge, among other things, the constitutionality of, and seek to enjoin certain highway, bridge and mass transportation bonding programs of the New York State Thruway Authority and the Metropolitan Transportation Authority authorized by Chapter 56 of the Laws of 1933. Petitioners contend that the application of State tax receipts held in dedicated transportation funds to pay debt service on bonds of the Thruway Authority and of the Metropolitan Transportation Authority violates Section 8 and 11 of Article VII and Section 5 of Article X of the State Constitution and due process provisions of the State and Federal Constitutions. By order dated May 24, 1993, the Supreme Court temporarily enjoined the State from implementing the bonding programs of the Thruway Authority and Metropolitan Transportation Authority described above.

                  Several actions challenging the withholdings of pay from civil employees by the State have also been decided against the State. A settlement has been announced in the actions brought by certain health insurers and health maintenance organizations challenging the constitutionality of the State's statutory scheme relating to excess medical malpractice insurance premiums. The U.S. District Court for the Wester District of New York has approved a settlement and award to plaintiffs in various employment discrimination suits brought against the State and its agencies. A stipulation to dismiss an action involving the treatment provided at a state facility for the developmentally disabled has been filed by the involved parties and approved by order of the District Court.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1993-94 fiscal year or thereafter. Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1993-94 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1993-94 State Financial Plan. In its audited financial statements for the 1991-92 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $489 million. The State has stated its belief that the 1993-94 State Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 1993-94 fiscal year.

                  Although other litigation is pending against New York State, except as described above, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  THE AUTHORITIES. The fiscal stability of the State is related to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. As of September 30, 1992, the latest data available, there were 18 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $62.2 billion as of September 30, 1992, of which approximately $8.2 billion was moral obligation debt and approximately $17.1 billion was financed under lease-purchase or contractual-obligation financing arrangements.

                  Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This assistance is expected to continue to be required in future years. New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  New York State provided $947.4 million and $955.5 million in financial assistance to the 18 Authorities during New York State's 1991-92 and 1992-93 fiscal years, respectively, and expects to provide approximately $1,096.6 million in financial assistance to these Authorities in its 1993-94 fiscal year. The amounts set forth above exclude, however, amounts provided for capital construction and pursuant to lease-purchase or contractual-obligation (including service contract debt) financing arrangements.

                  Experience has shown that if an Authority suffers serious financial difficulties, both the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes may be adversely affected. The New York State Housing Finance Agency and the New York State Urban Development Corporation have in the past required substantial amounts of assistance from the State to meet debt service costs or to pay operating expenses. Further assistance, possibly in increasing amounts, may be required for these, or other, Authorities in the future. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York is closely related to the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City's independently audited operating results for each of its 1981 through 1992 fiscal years, which end on June 30, show a General Fund surplus reported in accordance with GAAP. The City has eliminated the cumulative deficit in its net General Fund position. In addition, the city's financial statements for the 1992 fiscal year received an unqualified opinion from the City's independent auditors, the tenth consecutive year the City has received such an opinion.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to public credit markets. The City was not able to sell short-term notes to the public again until 1979. Since 1981, the City has fully satisfied its seasonal financing needs with sales of short-term notes in the public credit markets ranging from $850 million in fiscal year 1985 to $1.2 billion in fiscal year 1989.

                  On February 11, 1991, Moody's lowered their rating on the city's general obligation bonds to "Baa-1" from "A". Moody's expressed doubts about whether the City's January 16, 1991 financial plan presents a "reasonable program to achieve budget balance in fiscal 1991 and 1992 and assure long-term structural integrity." Moody's stated "the enormity of the current problem, the severity of required expenditure cuts, the substantial revenue enhancements that will be require to achieve balance, the vulnerability to exogenous factors, and the extremely short time frame within which all this must be accomplished introduce substantial new risk to the city's short- and long-term credit outlook." On April 29, 1991, S&P downgraded New York city's outstanding $1.3 billion of general obligation revenue and anticipation notes from "SP-1" to "SP-2". S&P also announced a rating of "SP-2" for the City's offering of $1.25 billion of general obligation revenue anticipation notes. The lower ratings of S&P "reflect the City's aggravated short-term cash position for fiscal 1991, the unusually high level of total revenue anticipation note exposure resulting from the State's delay in passing its budget and distributing fiscal aid, and continued pressure on revenues and expenditures due to prevailing economic conditions." On April 30, 1991, Moody's assigned a rating of "MIG-2" to the same offering of $1.25 billion of general obligation revenue anticipation notes. Moody's stated that "although an increasingly strained financial outlook for both the City and the State complicates the State budget adoption process, this rating on revenue anticipation notes relies explicitly on the expectation that the State is fully cognizant of the consequences of further untimely delays in state budget adoption and will act responsibly. Failure of the State to find a timely resolution to the budget process will have sever implications for the normal financial performance of New York City and other local governments in New York State." On October 7, 1991, Moody's again assigned a "MIG-2" rating to New York City's $1.25 billion of revenue anticipation notes, fiscal 1992, Series A.

                  Moody's stated in its January 6, 1992 downgrade of certain New York State obligations that while such action did not directly affect the bond ratings of local governments in New York State, the impact of the State's fiscal stringency on local government bond ratings will be assessed on a case-by-case basis. On June 22, 1992, Moody's gave its MIG-1 rating tot he city's $1.4 billion revenue anticipation notes and tax anticipation notes citing New York City's "markedly improved" short-term credit position.

                  On July 6, 1993, S&P reaffirmed the city's "A-" rating on $20.4 billion of general obligation bonds stating that "the City has identified additional gap-closing measures that have recurring value and will reduce next year's budget gap... by approximately $400 million." Officials at Moody's also indicated that there were no plans to alter its "Baa1" rating on the city's general obligation bonds.

                  New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the city to make up its budget deficits. To help alleviate the city's financial difficulties, the Legislature credited the Municipal Assistance Corporation ("MAC") in 1975. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. As of September 30, 1991, MAC had outstanding an aggregate of approximately $6.471 billion of its bonds. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. Under its enabling legislation, MAC's authority to issue bonds and notes (other than refunding bonds and notes) expired on December 31, 1984. Legislation has been passed by the Legislature which would, under certain conditions, permit MAC to issue up to $1.465 billion of additional bonds.

                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

         1993-1996 FINANCIAL PLAN

                  On June 11, 1992, the City submitted to the Control Board a new four-year financial plan covering fiscal years 1993 through 1996 ("the 1993-1996 Financial Plan"). The 1993-1996 Financial Plan is based on the City's adopted expense budget for fiscal year 1993, which includes actions to close a previously projected gap of approximately $1.2 billion. The 1993-1996 Financial Plan projected a balanced budget for fiscal year 1993 based upon revenues of $29.508 billion, but budget gaps of $1.6 billion, $1.7 billion and $2.3 billion in fiscal years 1994, 1995, and 1996, respectively. The 1993-1996 Financial Plan proposes to eliminate these gaps through a program of City, State and Federal actions.

                  On February 9, 1993, the City issued a modification to the 1993-1996 Financial Plan (the "February Modification"). After taking into account potential higher labor costs based upon a labor agreement reached in January and various other re-estimates of revenues and expenditures, the February Modification projected a balanced budget for fiscal year 1993, based upon revenues of $30.367 billion. The February Modification projected budget gaps in the subsequent years that are substantially larger than those projected in the 1993-1996 Financial Plan. Among the reasons for the larger gaps are lower estimates of real property tax revenues, higher estimates of labor costs deriving from the labor settlement reached in January and increased projections of spending for the Board of Education. Taking these and other developments into account, the February Modifications projected budget gaps for fiscal years 1994, 1995 and 1996 of $2.1 billion, $3.1 billion and $3.8 billion, respectively. The February Modification included resources from additional City, State and federal actions to offset these larger gaps.

                  On March 25, 1993, the staff of the Control Board issued a report on the February Modification. The staff concluded that, while the City will balance its budget in fiscal 1993, the February Modification does not make progress towards establishing structural balance with a revenue base sufficient to sustain a stable level of services. After taking into account what the staff considered to be the achievable elements of the City's gap-closing program, the report identified risks of approximately $1.0 billion, $1.9 billion, $2.3 billion and $2.6 billion in fiscal years 1994 through 1997, respectively. The report identified these major risks as actions that require State or federal approval; unspecified City gap-closing actions; risks associated with the City's revenue and expenditure estimates, including lower-than-planned revenues from the City lottery and higher-than-planned overtime costs; proposed Board of Education expenditure reductions; and the proposed sale of certain property tax receivables. In addition, the report explored issues related to the growth of the City's substantial debt-service burden and personal-services budget, and noted that the City's property tax forecast may need further reduction.

                  On May 3, 1993, the Mayor released his Executive Budget for fiscal year 1994 and revised projections for fiscal years 1993 through 1997 (the "Revised Financial Plan"). The Revised Financial Plan projects a balanced budget for fiscal year 1993 based upon revenues of $30.659 billion, after the prepayment in fiscal year 1993 of $345 million in expenditures previously planned for fiscal year 1994. After taking the prepayment into account, the Revised Financial Plan also projects a balanced budget for fiscal year 1994 based upon revenues of $31.399 billion. Budget balance in that year is dependent upon the success of the Revised Plan's fiscal year 1994 revenue enhancement and cost reduction program, the major elements of which include agency initiatives valued at $791 million, the receipt of $530 million of anticipated but as yet unidentified State and federal aid, and the completion for a sale of real estate tax receivables which is expected to generate $215 million. For City fiscal years 1995, 1996 and 1997, the Revised Financial Plan projects gaps of $1.7 billion, $2.2 billion and $2.6 billion, respectively, after taking into account the recurring impact of the fiscal year 1994 revenue enhancement and cost reduction program. The Revised Financial Plan proposes to close these gaps through a combination of city, State and federal actions.

                  On June 4, 1993, OSDC issued a report on the Revised Financial Plan. The report concluded that budget balance for fiscal year 1994 will be difficult to achieve. The report found that expenditures could be $280 million higher, due to higher estimates for payments to the Health and Hospitals Corporation (HHC) and for overtime in the uniformed services. In addition, the report noted that revenues could be $111 million lower, in part, because it is unlikely that resources from a sale or restructuring of the Off-Track Betting Corporation will be realized as planned. The report also found that much of the anticipated budget relief of $530 million from the federal and State governments was unlikely to materialize and that it was uncertain whether the City would be able to realize a one-time gain of $215 million from the proposed sale of certain real estate tax receivables.

                  For fiscal years 1995 through 1997, the OSDC report found that the budget gaps faced by the City could be greater than in the Revised Financial Plan by $345 million in fiscal year 1995, $350 million in fiscal year 1996 and $322 million in fiscal year 1997. These estimates reflect higher payments to HHC and the expectation that receipts from a City-run lottery will not materialize. The report noted that the Revised Financial Plan makes no provision for collective bargaining costs after the expiration for current contracts in mid-fiscal year 1995 and estimated that each annual wage increase of one percent would cause the projected budget gaps to widen by $56 million, $209 million and $363 million in fiscal years 1995 through 1997, respectively. Finally, the report concluded that with City spending growing faster than revenues, the challenge of balancing future budgets is formidable.

                  On June 13, 1993, the City Council adopted a budget for fiscal year 1994 which projects balanced operations based upon revenues of $31,269 billion (the "Adopted Budget"). The Adopted Budget eliminates $300 million of anticipated aid from the State and federal governments that was included in the Revised Financial Plan as it related to fiscal year 1994. The impact of the elimination is offset in the Adopted Budget by a larger program of agency spending reductions and revenue enhancements, as well as various re-estimates of revenues and expenditures.

                  On June 23, 1993, the City submitted to the Control Board a fourth quarter modification to the Revised Financial Plan as it relates to fiscal year 1993. The modification projects a balanced budget based on revenues of $30,653 billion after taking into account a discretionary transfer of surplus fiscal year 1993 funds to fiscal year 1994. The modification also includes an unallocated reserve of $40 million, which the City believes should be adequate to provide for any adjustments required by the year-end audit of its fiscal year 1993 operating results. Such audited results are expected to be known on or about October 31, 1993.

                  The City is expected to submit to the Control Board a four-year Financial Plan covering fiscal years 1994 through 1997 based on the Adopted Budget. OSDC and the staff of the Control Board are expected to issue reports commenting on their reviews of that Financial Plan.

                  Estimates of the City's revenues and expenditures are based on numerous assumptions and subject to various uncertainties. If expected Federal or New York State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from New York State.

         BORROWINGS

                  The City requires certain amounts of financing for seasonal and capital spending purposes. The City has issued $1.4 billion of notes for seasonal financing purposes during its 1993 fiscal year and expects this amount will be sufficient for the year. The City's capital financing program projects long-term financing requirements of approximately $16.8 billion for the City's fiscal years 1994 through 1997 for the construction and rehabilitation of the City's infrastructure and other fixed assets. The major capital requirements include expenditures for the City's water supply system, sewage and waste disposal systems, roads, bridges, mass transit, schools and housing. In addition to financing for new purposes, the City and the New York City Municipal Water Finance Authority have issued refunding bonds totalling $3.6 billion.

         OTHER LOCALITIES

                  Certain localities in addition to New York City could have financial problems leading to requests for additional State assistance during the State's 1993-1994 fiscal year and thereafter. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements in the State's 1993-1994 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor of the State Legislature to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

         CERTAIN MUNICIPAL INDEBTEDNESS

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1991, the total indebtedness of all localities in the State was approximately $32.2 billion, of which $16.8 billion was debt of New York City (excluding $6.7 billion in MAC debt); a small portion (approximately 39.0 million) this indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1991.


                  In 1992, an unusually large number of local government units requested authorization for deficit financing. According to the Comptroller, ten local government units have been authorized to issue deficit financing in the aggregate amount of $131.1 million. The current session of Legislature may receive as many or more requests for deficit-financing authorizations as a result of deficits previously incurred by local governments. Although the Comptroller has indicated that the level of deficit financing requests is unprecedented, such developments are not expected to have a material adverse effect on the financial condition of the State.

                  Certain proposed Federal expenditure reductions would reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities to increase local revenues to sustain those expenditures. If the State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. The longer-range potential problems of declining urban population, increasing expenditures, and other economic trends could adversely affect certain localities and require increasing State assistance in the future.

INVESTMENT LIMITATIONS.

                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

                           (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                           (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                           (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                           (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                           (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (7) purchase or sell commodities or commodity contracts;

                           (8) invest in oil, gas or mineral exploration or development programs;

                           (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                           (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (11) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares the Portfolio are represented at the meeting in person or by proxy.

                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                           1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one NRSRO, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Act as an underwriter.

                           4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:

                           (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                           (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                           (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under Federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                           (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (6) purchase or sell commodities or commodity contracts;

                           (7) invest in oil, gas or mineral exploration or development programs;

                           (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                           (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (10) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular Federal income tax and does not constitute an item of tax preference for purposes of the Federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio affected are represented at the meeting in person or by proxy.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.


                           1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                  In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Should the Fund determine that any such commitment is no longer in its best interest, it will revoke the commitment and terminate sales of its shares in the state involved.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:



                                                                              Principal Occupation
Name, Address and Age                    Position with Fund                   During Past Five Years
---------------------                    ------------------                   ----------------------
Arnold M. Reichman -  48*                Director                             Since 1986, Managing
466 Lexington Avenue                                                          Director and Assistant
New York, NY  10017                                                           Secretary, E.M. Warburg,
                                                                              Pincus & Co., Inc.;
                                                                              Since 1990, Chief
                                                                              Executive Officer and
                                                                              since 1991, Secretary,
                                                                              Counsellors Securities Inc.;
                                                                              Officer of various
                                                                              investment companies
                                                                              advised by Warburg,
                                                                              Pincus Counsellors, Inc.

Robert Sablowsky -  58**                 Director                             Since 1985, Executive
14 Wall Street                                                                Vice President of
New York, NY  10005                                                           Gruntal & Co., Inc.,
                                                                              Director, Gruntal & Co.,
                                                                              Inc. and Gruntal
                                                                              Financial Corp.

Francis J. McKay - 60                    Director                             Since 1963, Executive
7701 Burholme Avenue                                                          Vice President, Fox
Philadelphia, PA  19111                                                       Chase Cancer Center
                                                                              (Biomedical research and
                                                                              medical care).

Marvin E. Sternberg -  62                Director                             Since 1974, Chairman,
937 Mt. Pleasant Road                                                         Director and President,
Bryn Mawr, PA  19010                                                          Moyco Industries, Inc.
                                                                              (manufacturer of dental supplies
                                                                              and precision coated abrasives);
                                                                              Since 1968, Director and President,
                                                                              Mart MMM, Inc. (formerly
                                                                              Montgomeryville Merchandise Mart,
                                                                              Inc.), Mart PMM, Inc. (formerly
                                                                              Pennsauken Merchandise Mart, Inc.)
                                                                              (shopping centers); and  Since
                                                                              1975, Director and Executive
                                                                              Vice President,
                                                                              Cellucap Mfg. Co., Inc.
                                                                              (manufacturer of disposable
                                                                              headwear).




                                                                              Principal Occupation
Name, Address and Age                    Position with Fund                   During Past Five Years
---------------------                    ------------------                   ----------------------
Julian A. Brodsky -  63                  Director                             Director and Vice
1234 Market Street,                                                           Chairman, Comcast
16th Floor                                                                    Corporation; Director,
Philadelphia, PA 19107-3723                                                   Comcast Cablevision of
                                                                              (cable television and
                                                                              communications) and
                                                                              Nextel (Wireless
                                                                              Communications).

Donald van Roden -  72                   Director                             Self-employed
1200 Old Mill Lane                                                            businessman.  From
Wyomissing, PA  19610                                                         February 1980 to March 1987, Vice
                                                                              Chairman, SmithKline
                                                                              Beckman Corporation
                                                                              (pharmaceuticals);
                                                                              Director, AAA
                                                                              Mid-Atlantic (auto
                                                                              service); Director,
                                                                              Keystone Insurance Co.

Edward J. Roach -  72                    President and Treasurer              Certified Public
Suite 152                                                                     Accountant; Vice
Bellevue Park Corporate                                                       Chairman of the Board,
  Center                                                                      Fox Chase Cancer
103 Bellevue Parkway                                                          Center; Vice President
Wilmington, DE  19809                                                         and Trustee, Pennsylvania School
                                                                              for the Deaf; Trustee,
                                                                              Immaculata College; Vice
                                                                              President and Treasurer
                                                                              of various investment
                                                                              companies advised by
                                                                              PNC Institutional
                                                                              Management Corporation.

Morgan R. Jones -  57                    Secretary                            Partner, the law firm of
1100 PNB Bank Building                                                        Drinker Biddle & Reath,
Broad and Chestnut Streets                                                    Philadelphia,
Philadelphia, PA  19107                                                       Pennsylvania (formerly,
                                                                              Chairman and Chief
                                                                              Executive Officer);
                                                                              Director, Rocking Horse Child Care
                                                                              Centers of America, Inc.





----------
* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Gruntal & Co., Inc., a broker-dealer.



                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996, EACH OF THE FOLLOWING MEMBERS OF THE BOARD OF DIRECTORS received compensation FROM THE FUND IN THE FOLLOWING AMOUNTS:

                    DIRECTOR                COMPENSATION
                    --------                ------------
                    JULIAN A. BRODSKY            $12,525
                    FRANCIS J. MCKAY              15,975
                    MARVIN E. STERNBERG           16,725
                    DONALD VAN RODEN              21,025




On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC

Institutional Management Corporation ("PIMC"), the Fund's adviser, PNC Bank, National Association ("PNC Bank"), the sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and the Fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."


                  For the year ended August 31, 1996, PIMC RECEIVED (AFTER WAIVERS) $4,174,375 IN ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $190,687 IN ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $1,638,622 IN ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND WAIVED ALL OF THE INVESTMENT ADVISORY FEES PAYABLE TO IT OF $2,709 WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. DURING THE SAME YEAR, PIMC WAIVED $ 3,527,715 OF ADVISORY FEES WITH RESPECT TO THE MONEY MARKET PORTFOLIO, $1,218,973 OF ADVISORY FEES WITH RESPECT TO THE MUNICIPAL MONEY MARKET PORTFOLIO, $671,811 OF ADVISORY FEES WITH RESPECT TO THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND $268,017 OF ADVISORY FEES WITH RESPECT TO THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. FOR THE YEAR ENDED AUGUST 31, 1995, PIMC received (after waivers) $2,274,697 in advisory fees with respect to the Money Market Portfolio, $67,752 in advisory fees with respect to the Municipal Money Market Portfolio, $780,122 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $187,660 with respect to the New York Municipal Money Market Portfolio. During the same year, PIMC waived $2,589,882 of advisory fees with respect to the Money Market Portfolio, $1,041,321 of advisory fees with respect to the

Municipal Money Market Portfolio, $398,363 of advisory fees with respect to the Government Obligations Money Market Portfolio. For the year ended August 31, 1994, PIMC received (after waivers) $1,947,768 in advisory fees with respect to the Money Market Portfolio, $7,733 in advisory fees with respect to the Municipal Money Market Portfolio, $580,435 in advisory fees with respect to Government Obligations Money Market Portfolio and waived all of the investment advisory fees payable to it of $193,386 with respect to the New York Municipal Money Market Portfolio under its Advisory Contract with the Fund. During the same year, PIMC waived $2,255,986 of advisory fees with respect to the Money Market Portfolio, $1,091,646 of advisory fees with respect to the Municipal Money Market Portfolio, $461,938 of advisory fees with respect to the Government Obligations Money Market Portfolio.

                  As required by various state regulations, PIMC will reimburse the Fund or a Portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or a Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1-1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Fund, are allocated to such class.

                  Under the Advisory Contracts, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.


                  The Advisory Contracts were each most recently approved July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by Shareholders at a special meeting held on December 22, 1989. The Advisory Contract was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Contracts may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Theta Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Theta Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Theta Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements dated as of November 5, 1991 entered into by the Distributor and the Fund on behalf of each of the Theta Classes, (collectively, the "Distribution Contracts") and separate Plans of Distribution for each of the Theta Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use its best efforts to distribute shares of each of the Theta Classes. As compensation for its distribution services, the Distributor will receive, pursuant to the terms of the Distribution Contracts, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans relating to the Theta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was most recently approved for continuation on July ^ 10, 1996 by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). Each of the Plans relating to the Theta Class of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was approved by the sole shareholder of each Theta Class on November 5, 1991.

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Theta Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Theta Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's directors who are not "interested persons" of the Fund (as defined in the 1940 Act) shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his position as Chief Executive Officer and Secretary of the Distributor. Mr. Sablowsky, a Director of the Fund, has an indirect interest in the operation of the Plans by virtue of his position as Executive Vice President of Gruntal & Co., Inc., a broker-dealer which sells the Fund's shares.


                             PORTFOLIO TRANSACTIONS

                  Each of the Portfolios intends to purchase securities with remaining maturities of 397 calendar days or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 397 calendar days or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 397 calendar days or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 calendar days or less. Because all Portfolios intend to purchase only securities with remaining maturities of 397 calendar days or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of a Portfolio. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of 4:00 P.M. (Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE IS closed on WEEKENDS AND New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). THE FRB IS CURRENTLY CLOSED ON WEEKENDS AND ON THE SAME HOLIDAYS AS THE NYSE IS CLOSED (EXCEPT CHRISTMAS DAY (OBSERVED)) AS WELL AS MARTIN LUTHER KING, JR. DAY, VETERANS DAY AND COLUMBUS DAY.


                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 calendar days, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                  PERFORMANCE INFORMATION. Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R) of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular Federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                   Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated the distinctions in the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1996, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each

Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.47 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock^, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock^, 100 million shares are classified as Class D Common Stock^, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government

Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD COMMON STOCK , 100 million shares are classified as Class EE COMMON STOCK, 50 million shares are classified as Class FF Common Stock (N/I MICROCAP),50 million shares are classified as
Class GG Common Stock (N/I GROWTH), 50 million shares are classified as Class HH COMMON STOCK (N/I GROWTH & VALUE), 100 MILLION SHARES ARE CLASSIFIED AS
CLASS II COMMON STOCK (BEA INVESTOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS JJ COMMON STOCK (BEA INVESTOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS KK COMMON STOCK (BEA INVESTOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS LL COMMON STOCK (BEA INVESTOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS MM COMMON STOCK (BEA ADVISOR INTERNATIONAL), 100 MILLION SHARES ARE CLASSIFIED AS CLASS NN COMMON STOCK (BEA ADVISOR EMERGING), 100 MILLION SHARES ARE CLASSIFIED AS CLASS OO COMMON STOCK (BEA ADVISOR HIGH YIELD), 100 MILLION SHARES ARE CLASSIFIED AS CLASS PP COMMON STOCK (BEA ADVISOR GLOBAL TELECOM), 100 MILLION SHARES ARE CLASSIFIED AS CLASS QQ COMMON STOCK (BOSTON PARTNERS INSTITUTIONAL LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS RR COMMON STOCK (BOSTON PARTNERS INVESTOR LARGE CAP), 100 MILLION SHARES ARE CLASSIFIED AS CLASS SS COMMON STOCK (BOSTON PARTNERS ADVISORS LARGE CAP), 700 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MONEY MARKET COMMON STOCK (MONEY), 200 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT MUNICIPAL MONEY MARKET COMMON STOCK (MUNICIPAL MONEY), 500 MILLION SHARES ARE CLASSIFIED AS CLASS JANNEY MONTGOMERY SCOTT GOVERNMENT OBLIGATIONS MONEY MARKET Common Stock (U.S. Government Money), 100 million shares are classified as Class JANNEY MONTGOMERY SCOTT NEW YORK MUNICIPAL MONEY MARKET Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Classes Theta 1, Theta 2, Theta 3 and Theta 4 Common Stock constitute the Theta Family Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.


                  The classes of Common Stock have been grouped into SIXTEEN separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, THE N/I FAMILY, THE BOSDTON PARTNERS FAMILY, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Cash Preservation Family represents interests in the Money Market Portfolio and Municipal Money Market Portfolio; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in TEN non-money market portfolios; THE N/I FAMILY REPRESENTS INTERESTS IN THREE NON-MONEY MARKET PORTFOLIOS; THE BOSTON PARTNERS FAMILY REPRESENTS INTERESTS IN ONE NON-MONEY MARKET PORTFOLIO; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta and Eta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Fund's financial statements which appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation Classes, the Sansom Street Family, the Bedford Family and the Bradford Family which have been audited by Coopers & Lybrand L.L.P. as set forth in their reports, which also appear in the Statements of Additional Information of the Fund relating to the RBB Family, the Cash Preservation

Classes, the Sansom Street Family, the Bedford Family and the Bradford Family, are incorporated herein and made a part hereof in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                  CONTROL PERSONS. As of November 6, 1996, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
RBB  Money Market Portfolio            Luanne M. Garvey and Robert J. Garvey                         12.7
(Class E)                              2729 Woodland Avenue
                                       Trooper, PA  19403

                                       HAROLD  T. Erfer                                              13.0
                                       414 Charles Lane
                                       Wynnewood, PA  19096

                                       KAREN M. McElhinny and Contribution Account                   16.9
                                       4943 King Arthur Drive
                                       Erie, PA  16506

                                       JOHN Robert Estrada and                                       16.5
                                       Shirley Ann Estrada
                                       1700 Raton Drive
                                       Arlington, TX  76018

                                       ERIC Levine and Linda & Howard Levine                         29.6
                                       67 Lanes Pond Road
                                       Howell, NJ  07731

RBB Municipal Money Market             William B. Pettus Trust                                       11.4
Portfolio                              Augustine W. Pettus Trust
(Class F)                              827 Winding Path Lane
                                       St. Louis, MO  63021-6635

                                       SEYMOUR Fein                                                  88.6
                                       P.O. Box 486
                                       Tremont Post Office
                                       Bronx, NY  10457-0486

CASH Preservation Money Market         JEWISH Family and Children's                                  56.8
Portfolio                              Agency of Philadelphia
(Class G)                              Capital Campaign
                                       Attn:  S. Ramm
                                       1610 Spruce Street
                                       Philadelphia, PA  19103

                                       LYNDA R. Succ Trustee for in Trust under                      12.3
                                       The Lynda R. Campbell Caring Trust
                                       935 Rutger Street
                                       St. Louis, MO  63104

                                       THERESA M. PALMER                                              6.8
                                       5731 N. 4TH STREET
                                       PHILADELPHIA, PA 19120



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
CASH Preservation Municipal Money      Kenneth Farwell and Valerie                                   11.1
Market Portfolio                       Farwell Jt. Ten
(Class H)                              3854 Sullivan
                                       St. Louis, MO  63107

                                       GARY L. LANGE and                                             10.4
                                       SUSAN D. LANGE JTTEN
                                       13 MUIRFIELD CT NORTH
                                       St. CHARLES, MO  63309

                                       ANDREW DIEDERICH AND DORIS DIEDERICH                           6.1
                                       1003 LINDENMAN
                                       DES PERES, MO 63131

                                       MARCELLA L. Haugh Caring  TR DTD 8/12/91                      15.3
                                       40 Plaza Square
                                       Apt. 202
                                       St. Louis, MO 63101

                                       EMIL HUNTER AND MARY J. HUNTER                                 8.2
                                       428 W. JEFFERSON
                                       KIRKWOOD, MO 63122

                                       GWENDOYLN HAYNES                                               5.2
                                       2757 GEYER
                                       ST. LOUIS, MO

                                       SAVANNAH THOMAS Trust                                          5.2
                                       230 MADISON AVE.
                                       ROCK HILL, MD 63119

SANSOM Street Money Market Portfolio   Wasner & Co.                                                  16.6
(Class I)                              FAO Paine Webber and Managed Assets
                                       Sundry Holdings
                                       Attn:  Joe Domizio
                                       200 Stevens Drive
                                       Lester, PA  19113

                                       SAXON and Co.                                                 74.8
                                       FBO Paine Webber
                                       P.O. Box 7780 1888
                                       Philadelphia, PA  19182

                                       ROBERTSON Stephens & Co.                                       8.6
                                       FBO Exclusive Benefit Investors
                                       C/O ERIC MOORE
                                       555 California STREET/NO. 2600
                                       San Francisco, CA 94101



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
BRADFORD MUNICIPAL MONEY (CLASS R)     J.C. BRADFORD & CO.                                            100
                                       330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BRADFORD GOVERNMENT OBLIGATIONS        J.C. BRADFORD & CO.                                            100
MONEY (CLASS S)                        330 COMMERCE STREET
                                       NASHVILLE, TN  37201

BEA INTERNATIONAL EQUITY               BLUE CROSS & BLUE SHIELD OF MASSACHUSETTS INC.                 5.1
(CLASS T)                              RETIREMENT Income TRUST
                                       100 SUMMER STREET
                                       BOSTON, MA 02310

                                       INVEST COMM OF MAFCO HOLD INC. MT
                                       625 MADISON AVE., 4TH FLOOR                                    5.0
                                       NEW YORK, NY  10022

BEA HIGH YIELD Portfolio               TEMPLE Inland Master Retirement Trust                         10.2
(Class U)                              303 South Temple Drive
                                       Diboll, TX  75941

                                       GUENTER FULL TRST MICHELIN NORTH AMERICA INC.                 16.7
                                       MASTER TRUST
                                       P. O. BOX 19001
                                       GREENVILLE, SC 29602-9001

                                       FLOUR CORPORATION MASTER RETIREMENT TRUST                      9.4
                                       2383 MICHELSON DRIVE
                                       IRVINE, CA 92730

                                       C S FIRST BOSTON PENSION FUND                                 10.0
                                       PARK AVENUE PLAZA, 34TH FLOOR
                                       55 E. 52ND STREET
                                       NEW YORK, NY  10055
                                       ATTN:  STEVE MEDICI

                                       SC JOHNSON & SON, INC. RETIREMENT PLAN                        13.3
                                       1525 HOWE STREET
                                       RACINE, WI  53403

                                       GCIV EMPLOYER RETIREMENT FUND
                                       8650 FLAIR DRIVE                                               6.3
                                       E. MONTE, CA  96731-3011



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
BEA Emerging Markets Equity            Wachovia Bank North Carolina Trust for Carolina               15.7
Portfolio (Class V)                    Power & Light Co. Supplemental Retirement Trust
                                       301 N. Main Street
                                       Winston-Salem, NC  27101

                                       WACHOVIA BANK OF NORTH CAROLINA                                5.4
                                       AND FOR FLEMING COMPANIES INC.
                                       TRST MASTER PENSION Trust
                                       307 NORTH MAIN 3099 STREET
                                       WINSTON, SALEM, NC 27150

                                       HALL Family Foundation                                        30.5
                                       P.O. Box 419580
                                       Kansas City, MO  64208

                                       ARKANSAS PUBLIC EMPLOYEES RETIREMENT SYSTEM                   10.8
                                       124 W. CAPITOL AVENUE
                                       LITTLE ROCK, AR 72201

                                       NORTHERN Trust                                                12.9
                                       Trustee for Pillsbury
                                       P.O. Box 92956
                                       Chicago, IL  60675

                                       AMHERST H. Wilder Foundation                                   5.9
                                       919 Lafond Avenue
                                       St. Paul, MN  55104

BEA US Core Equity Portfolio           Bank of New York                                              45.3
(Class X)                              Trust APU Buckeye Pipeline
                                       One Wall Street
                                       New York, NY  10286

                                       WERNER & Pfleiderer Pension                                    7.5
                                       Plan Employees
                                       663 E. Crescent Avenue
                                       Ramsey, NJ  07446

                                       WASHINGTON HEBREW CONGREGATION                                11.1
                                       3935 MACOMB ST. NW
                                       WASHINGTON, DC 20016

                                       SHAMUT BANK                                                   6.3
                                       TRST HOSPITAL ST. RAPHAEL
                                       MALPRACTICE TR
                                       ATTN: DCRF ACTIONS
                                       P.O. BOX 92800
                                       ROCHESTER, NY  14692-8900



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
BEA US Core Fixed Income Portfolio     New England UFCW & Employers' Pension Fund Board              24.5
(Class Y)                              of Trustees
                                       161 Forbes Road, Suite 201
                                       Braintree, MA  02184

                                       W.M. BURKE REHABILITATION                                     5.4
                                       HOSPITAL INC.
                                       BURKE EMPLOYEES Pension PLAN
                                       795 MAMARONECK AVENUE
                                       WHITE PLAINS, NY  10605

                                       PATTERSON & Co.                                               8.9
                                       P.O. Box 7829
                                       Philadelphia, PA  19102

                                       MAC & CO                                                      6.9
                                       FAO 176-655
                                       ROBF1766552

                                       MUTUAL FUNDS OPERATIONS
                                       P. O. BOX 3198
                                       PITTSBURGH, PA 15230-3198

                                       BANK OF NEW YORK                                              9.6
                                       TRST FENWAY PARTNERS MASTER TRUST
                                       ONE WALL STREET, 12TH FLOOR
                                       NEW YORK, NY 10286

                                       CITIBANK NA                                                   12.8
                                       TRST CS FIRST BOSTON CORP EMP S/P
                                       ATTN: SHEILA ADAMS
                                       111 WALL STREET, 20TH FLOOR Z 1
                                       NEW YORK, NY 10043

BEA Global Fixed Income Portfolio      Sunkist Master Trust                                          36.0
(Class Z)                              14130 Riverside Drive
                                       Sherman Oaks, CA  91423
                                       PATTERSON & CO.                                               25.7
                                       P. O. BOX 7829
                                       PHILADELPHIA, PA 19101

                                       KEY Trust Co. of Ohio                                         20.8
                                       FBO Eastern Enterp. Collective Inv. Trust
                                       P.O. Box 901536
                                       Cleveland, OH  44202-1559



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
                                       MARY E. MORTEN                                                6.2
                                       C/O CREDIT SUISSE NEW YORK
                                       12 E. 49TH STREET, 40TH FLOOR
                                       NEW YORK, NY  10017
                                       ATTN:  PORTFOLIO MANAGEMENT

BEA Municipal Bond Fund Portfolio      William A. Marquard                                           37.4
(Class AA)                             2199 Maysville Rd.
                                       Carlisle, KY  40311

                                       ARNOLD Leon                                                   12.5
                                       c/o Fiduciary Trust Company
                                       P.O. Box 3199
                                       Church Street Station
                                       New York, NY  10008

                                       IRWIN Bard                                                    6.2
                                       1750 North East 183rd St. North
                                       Miami Beach, FL  33160

                                       MATTHEW M. SLOVES AND DIANE DECKER SLOVES                     5.7
                                       TENANTS IN COMMON
                                       1304 STAGECOACH ROAD, S.E.
                                       ALBUQUERQUE, NM  87123

N/I MICRO CAP FUND                     CHARLES SCHWAB & CO. INC.                                     15.8
(Class FF)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE
                                       BENEFIT OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       CHASE MANHATTAN BANK                                          27.1
                                       TRST COLLINS GROUP TRUST
                                       940 NEWPORT CENTER DRIVE
                                       NEWPORT BEACH, CA 92660

                                       CURRIE & CO.                                                  5.6
                                       c/o FIDUCIARY TRUST CO. INTL
                                       P. O. Box 3199
                                       CHURCH STREET STATION
                                       New York, NY 10008


PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------

N/I GROWTH FUND                        CHARLES SCHWAB & CO. INC.                                     21.2
(CLASS GG)                             SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94101

                                       U S EQUITY INVESTMENT PORTFOLIO LP                            18.7
                                       C/O ASSET MANAGEMENT ADVISORS INC.
                                       1001 N. US HWY
                                       SUITE 800
                                       JUPITER, FL 33447

                                       BANK OF New York                                              9.8
                                       TRST SUNKIST GROWERS INC.
                                       14130 RIVERSIDE DRIVE
                                       SHERMAN OAKS, CA 91423-2392

N/I GROWTH AND VALUE FUND (CLASS HH)   CHARLES SCHWAB & CO. INC.                                     24.4
                                       SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT
                                       OF CUSTOMERS
                                       ATTN: MUTUAL FUNDS
                                       101 MONTGOMERY STREET
                                       SAN FRANCISCO, CA 94104

JANNEY Montgomery Scott Money Market   JANNEY Montgomery Scott                                       100
Portfolio                              1801 Market Street
(Class JANNEY MONEY MARKET)            Philadelphia, PA  19103-1675

Janney Montgomery Scott Municipal      JANNEY Montgomery Scott                                       100
Money Market Portfolio                 1801 Market Street
(Class JANNEY MUNICIPAL MONEY          Philadelphia, PA  19103-1675
MARKET)

Janney Montgomery Scott Government     JANNEY Montgomery Scott                                       100
Obligations Money Market Portfolio     1801 Market Street
(Class JANNEY GOVERNMENT               Philadelphia, PA  19103-1675
OBLIGATIONS MONEY)



PORTFOLIO                              NAME AND ADDRESS                                         PERCENT OWNED
---------                              ----------------                                         -------------
Janney Montgomery Scott New York       JANNEY Montgomery Scott                                       100
Municipal Money Market Portfolio       1801 Market Street
(Class JANNEY N.Y. MUNICIPAL MONEY)    Philadelphia, PA  19103-1675



                  As of such date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund.

                  As of the above date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  LITIGATION. There is currently no material litigation affecting the Fund.

                                    APPENDIX
DESCRIPTION OF BOND RATINGS

                  The following summarizes the highest two ratings used by Standard & Poor's Corporation for bonds:

                           AAA-Debt rated AAA has the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                           AA-Debt rated AA has a very strong capacity to pay
                  interest and repay principal and differs from AAA issues only in small degree. The "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                  The following summarizes the highest two ratings used by Moody's Investors Service, Inc. for bonds:

                           Aaa-Bonds that are rated Aaa are judged to be of the
                  best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                           Aa-Bonds that are rated Aa are judged to be of high
                  quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The rating SP-1 is the highest rating assigned by Standard & Poor's to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:
                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                  Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                     PART C

                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a)   Financial Statements:

      (1)   Included in Part A of the Registration Statement:


            (I)   Per Share Data and Ratios for the periods ended
                  August 31, 1989 through August 31, 1996 for:

                  (A) RBB FAMILY CLASSES (GOVERNMENT SECURITIES, MONEY MARKET, AND MUNICIPAL MONEY MARKET PORTFOLIOS)
                  (B)   CASH PRESERVATION CLASSES (MONEY MARKET AND
                        MUNICIPAL MONEY MARKET PORTFOLIOS)
                  (C)   SANSOM STREET CLASS (MONEY MARKET PORTFOLIO)
                  (D) BEDFORD CLASSES (MONEY MARKET, MUNICIPAL MONEY MARKET, GOVERNMENT OBLIGATIONS MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIOS)
                  (E) BEDFORD CLASSES (MONEY MARKET, MUNICIPAL MONEY MARKET AND GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIOS)
                  (F)   BEDFORD CLASS (MUNICIPAL MONEY MARKET PORTFOLIO)
                  (G) BEDFORD CLASS (GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO)
                  (H)   BEDFORD CLASS (MONEY MARKET PORTFOLIO)
                  (I)   BRADFORD CLASS (MUNICIPAL MONEY MARKET PORTFOLIO)
                  (J) BRADFORD CLASS (GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO)
                  (K) JANNEY CLASSES (MONEY MARKET, MUNICIPAL MONEY MARKET, GOVERNMENT OBLIGATIONS MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIOS)

            (II)   PER SHARE DATA AND RATIOS FOR THE PERIODS ENDED
                   AUGUST 31, 1989 THROUGH AUGUST 31, 1993 FOR THE SANSOM STREET CLASS REPRESENTING INTERESTS IN THE MUNICIPAL MONEY MARKET PORTFOLIO.

            (III) PER SHARE DATA AND RATIOS FOR THE PERIODS ENDED AUGUST 31, 1989 THROUGH AUGUST 31, 1991
                   FOR THE SANSOM STREET CLASS REPRESENTING INTERESTS IN THE GOVERNMENT MONEY MARKET PORTFOLIO (THIS CLASS OF SHARES CEASED OPERATIONS ON DECEMBER 4, 1991).

            (IV) No Per Share Data and Ratios is given for the fiscal year ended August 31, 1996 as no such shares had been sold to the public for:

                  (A)   BETA Classes
                  (B)   GAMMA Classes

                  (C)   DELTA CLASSES
                  (D)   EPSILON CLASSES
                  (E)   ZETA CLASSES
                  (F)   ETA CLASSES
                  (G)   THETA CLASSES
                  (H)   SANSOM STREET CLASS MUNICIPAL MONEY MARKET
                  (I)   SANSOM STREET CLASS GOVERNMENT OBLIGATION MONEY MARKET

             Included in Part B of the Registration Statement:

                  GOVERNMENT SECURITIES PORTFOLIO
                      Report of Independent Accountants.
                      Statement of Net Assets as of August 31, 1996. STATEMENTS of Operations FOR THE PERIOD ENDED AUGUST 31, 1996.
                      STATEMENTS OF CHANGES IN NET ASSETS for the fiscal year ended August 31, 1995 AND FOR FISCAL
                      YEAR ENDED AUGUST 31, 1996.
                      SELECTED PER SHARE DATA AND RATIOS FOR THE PERIOD AUGUST 1, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 1991, AND FOR THE FISCAL YEARS ENDED AUGUST 31, 1992 THROUGH AUGUST 31, 1996.

                  MONEY MARKET PORTFOLIO
                      REPORT OF INDEPENDENT ACCOUNTANTS.
                      STATEMENT OF NET ASSETS AS OF AUGUST 31, 1996.
                      STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED
                      AUGUST 31, 1996.
                      Statement of Changes in Net Assets for the fiscal year ended August 31, 1995 and for fiscal year ended August 31, 1996.
                      Selected Per Share Data and Ratios  FOR EACH OF
                      RBB, CASH PRESERVATION, SANSOM STREET, ROBERTSON STEPHENS AND BEDFORD CLASSES FOR THE PERIOD SEPTEMBER 30, 1988 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1989 AND FOR THE FISCAL YEARS ENDED AUGUST 31, 1990 THROUGH
                      AUGUST 31, 1996 AND JANNEY CLASS FOR THE PERIOD
                      JUNE 12, 1995 (COMMENCEMENT OF OPERATIONS)
                      THROUGH AUGUST 31, 1996.

                  MUNICIPAL MONEY MARKET PORTFOLIO
                      REPORT OF INDEPENDENT ACCOUNTANTS.
                      STATEMENT OF NET ASSETS AS OF AUGUST 31, 1995. STATEMENT OF OPERATIONS FOR THE PERIOD ENDED AUGUST 31, 1995.
                      STATEMENT OF CHANGES IN NET ASSETS FOR THE FISCAL YEAR ENDED AUGUST 31, 1994 AND FOR FISCAL YEAR ENDED AUGUST 31, 1995.
                      SELECTED PER SHARE DATA AND RATIOS FOR EACH OF RBB, CASH PRESERVATION, SANSOM STREET*, AND
                      BEDFORD FOR THE PERIOD SEPTEMBER 30, 1988
                      (COMMENCEMENT OF OPERATIONS)

                      TO AUGUST 31, 1989 AND FOR THE FISCAL YEARS ENDED AUGUST 31, 1990 THROUGH AUGUST 31, 1996 BRADFORD CLASS FOR THE PERIOD JANUARY 10, 1992
                      (COMMENCEMENT OF OPERATIONS) TO AUGUST 31,
                      1992 AND FOR THE FISCAL YEARS ENDED AUGUST
                      31, 1993 THROUGH AUGUST 31, 1996 AND JANNEY
                      CLASS FOR THE PERIOD JUNE 12, 1995
                      (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 1995.

                      * NO PER SHARE DATA AND RATIOS IS GIVEN FOR
                      THE SANSOM STREET CLASS AS NO SHARES OF SUCH
                      CLASS HAD BEEN SOLD TO THE PUBLIC DURING
                      FISCAL YEAR ENDED AUGUST 31, 1996.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                      Report of Independent Accountants.
                      Statement of Net Assets as of August 31, 1996.
                      Statement of Operations for the  PERIOD ended
                      August 31, 1996.
                      Statement of Changes in Net Assets for the fiscal year ended August 31, 1995 and for fiscal year ended August 31, 1996.
                      Selected Per Share Data and Ratios FOR EACH OF
                      SANSOM STREET*, BEDFORD AND BRADFORD CLASSES FOR THE PERIOD OCTOBER 18, 1988 (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 1989 AND FOR FISCAL YEARS
                      ENDED AUGUST 31, 1990 THROUGH AUGUST 31, 1996 AND JANNEY CLASS FOR THE PERIOD JUNE 12, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 1996.

                      * NO PER SHARE DATA AND RATIOS IS GIVEN FOR
                      THE SANSOM STREET CLASS AS NO SHARES OF SUCH
                      CLASS HAD BEEN SOLD TO THE PUBLIC DURING
                      FISCAL YEAR ENDED AUGUST 31, 1995.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                      Report of Independent Accountants. Statement of Net Assets as of August 31, 1996.
                      Statement of Operations for the period
                      ended August 31, 1996.
                      Statement of Changes in Net Assets for the fiscal year ended August 31, 1995 and for fiscal year ended August 31, 1996.
                      Selected Per Share Data and Ratios FOR THE PERIOD JULY 13, 1990 (COMMENCEMENT OF OPERATIONS)
                      THROUGH AUGUST 31, 1990 AND FOR FISCAL YEARS
                      ENDED AUGUST 31, 1990 THROUGH AUGUST 31,
                      1996 AND JANNEY CLASS FOR THE PERIOD JUNE
                      12, 1995 (COMMENCEMENT OF OPERATIONS)
                      THROUGH August 31, 1996.

Notes to Financial Statements

(b) Exhibits:                                                  See Note #
                                                               ----------
    (1) (a)  Articles of Incorporation of Registrant               1

        (b)  Articles Supplementary of Registrant.                 1

        (c)  Articles of Amendment to Articles of
              Incorporation of Registrant.                         2

        (d)  Articles Supplementary of Registrant.                 2

        (e)  Articles Supplementary of Registrant.                 5

        (f)  Articles Supplementary of Registrant.                 6

        (g)  Articles Supplementary of Registrant.                 9

        (h)  Articles Supplementary of Registrant.                 10

        (i)  Articles Supplementary of Registrant.                 14

        (j)  Articles Supplementary of Registrant.                 14

        (k)  Articles Supplementary of Registrant.                 19

        (l)  Articles Supplementary of Registrant.                 19

        (m)  Articles Supplementary of Registrant.                 19

        (n)  Articles Supplementary of Registrant.                 19

        (o)  Articles Supplementary of Registrant.                 20

        (p)  Articles Supplementary of Registrant.                 23


        (q)  Articles Supplementary of Registrant.                 25

    (2)  Amended By-Laws adopted August 16, 1988.                   3

        (a)  Amendment to By-Laws adopted July 25, 1989.            4

        (b)  By-Laws amended through October 24, 1989.              5

        (c)  By-Laws amended through April 24, 1996.               23

    (3)  None.

    (4)  Specimen Certificates
         a)  SafeGuard Equity Growth and Income Shares              3
         b)  SafeGuard Fixed Income Shares                          3
         c)  SafeGuard Balanced Shares                              3
         d)  SafeGuard Tax-Free Shares                              3
         e)  SafeGuard Money Market Shares                          3
         f)  SafeGuard Tax-Free Money Market Shares                 3
         g)  Cash Preservation Money Market Shares                  3
         h)  Cash Preservation Tax-Free Money
              Market Shares                                         3
         i)  Sansom Street Money Market Shares                      3
         j)  Sansom Street Tax-Free Money Market Shares             3
         k)  Sansom Street Government Obligations Money             3
               Market Shares
         l)  Bedford Money Market Shares                            3
         m)  Bedford Tax-Free Money Market Shares                   3
         n)  Bedford Government Obligations Money Market            3
               Shares
         o)  Bedford New York Municipal Money
              Market Shares                                         5
         p)  SafeGuard Government Securities Shares                 5
         q)  Income Opportunities High Yield Bond Shares            6
         r)  Bradford Tax-Free Money Market Shares                  8
         s)  Bradford Government Obligations Money Market           8
              Shares
         t)  Alpha 1 Money Market Shares                            8
         u)  Alpha 2 Tax-Free Money Market Shares                   8
         v)  Alpha 3 Government Obligations Money Market            8
              Shares
         w)  Alpha 4 New York Municipal Money Market                8
              Shares
         x)  Beta 1 Money Market Shares                             8
         y)  Beta 2 Tax-Free Money Market Shares                    8
         z)  Beta 3 Government Obligations Money Market             8
              Shares
        aa)  Beta 4 New York Municipal Money Market Shares          8
        bb)  Gamma 1 Money Market Shares                            8
        cc)  Gamma 2 Tax-Free Money Market Shares                   8
        dd)  Gamma 3 Government Obligations Money Market            8
              Shares
        ee)  Gamma 4 New York Municipal Money Market Shares         8
        ff)  Delta 1 Money Market Shares                            8
        gg)  Delta 2 Tax-Free Money Market Shares                   8
        hh)  Delta 3 Government Obligations Money Market            8
              Shares
        ii)  Delta 4 New York Municipal Money Market Shares         8
        jj)  Epsilon 1 Money Market Shares                          8
        kk)  Epsilon 2 Tax-Free Money Market Shares                 8
        ll)  Epsilon 3 Government Obligations Money                 8
              Market Shares

        mm)  Epsilon 4 New York Municipal Money                     8
              Market Shares
        nn)  Zeta 1 Money Market Shares                             8
        oo)  Zeta 2 Tax-Free Money Market Shares                    8
        pp)  Zeta 3 Government Obligations Money Market Shares      8
        qq)  Zeta 4 New York Municipal Money Market Shares
        rr)  Eta 1 Money Market Shares                              8
        ss)  Eta 2 Tax-Free Money Market Shares                     8
        tt)  Eta 3 Government Obligations Money Market Shares       8
        uu)  Eta 4 New York Municipal Money Market Shares           8
        vv)  Theta 1 Money Market Shares                            8
        ww)  Theta 2 Tax-Free Money Market Shares                   8
        xx)  Theta 3 Government Obligations Money Market Shares     8
        yy)  Theta 4 New York Municipal Money Market Shares         8
        zz)  BEA International Equity Shares                        9
        a1)  BEA Strategic Fixed Income Shares                      9
        a2)  BEA Emerging Markets Equity Shares                     9
        a3)  Laffer/Canto Equity Shares                            12
        a4)  BEA U.S. Core Equity Shares                           13
        a5)  BEA U.S. Core Fixed Income Shares                     13
        a6)  BEA Global Fixed Income Shares                        13
        a7)  BEA Municipal Bond Shares                             13
        a8)  BEA Balanced Shares                                   16
        a9)  BEA Short Duration Shares                             16
       a10)  Warburg Growth & Income Shares                        18
       a11)  Warburg Balanced Shares                               18


    (5) (a)  Investment Advisory Agreement (Money)                  3
             between Registrant and Provident
             Institutional Management Corporation,
             dated as of August 16, 1988.

        (b)  Sub-Advisory Agreement (Money) between                 3
             Provident Institutional Management
             Corporation and Provident National Bank, dated as of August 16, 1988.

        (c)  Investment Advisory Agreement                          3
             (Tax -Free Money) between Registrant and
             Provident Institutional Management
             Corporation, dated as of August 16, 1988.

        (d)  Sub-Advisory Agreement (Tax-Free Money)                3
             between Provident Institutional Management
             Corporation and Provident National Bank, dated as of August 16, 1988.

        (e)  Investment Advisory Agreement                          3
             (Government Money) between Registrant and
             Provident Institutional Management
             Corporation, dated as of August 16, 1988.

        (f)  Sub-Advisory Agreement (Government Money)              3
             between Provident Institutional Management
             Corporation and Provident National Bank, dated as of August 16, 1988.

        (k)  Investment Advisory Agreement (Balanced)               3
             between Registrant and Provident
             Institutional Management Corporation, dated as of August 16, 1988.

        (l)  Sub-Advisory Agreement (Balanced) between              4
             Provident Institutional Management
             Corporation and Provident National Bank, dated as of August 16, 1988.

        (m)  Investment Advisory Agreement (Tax-Free)               3
             between Registrant and Provident
             Institutional Management Corporation, dated as of August 16, 1988.

        (n)  Sub-Advisory Agreement (Tax-Free) between              3
             Provident Institutional Management
             Corporation and Provident National Bank, dated as of August 16, 1988.

        (s)  Investment Advisory Agreement                          8
             (Government Securities) between Registrant and Provident Institutional Management
             Corporation dated as of April 8, 1991.

        (t)  Investment Advisory Agreement                          8
             (High Yield Bond) between Registrant
             and Provident Institutional Management
             Corporation dated as of April 8, 1991.

        (u)  Sub-Advisory Agreement (High Yield Bond)               8
             between Registrant and Warburg,
             Pincus Counsellors, Inc.
             dated as of April 8, 1991.

        (v)  Investment Advisory Agreement                          9
             (New York Municipal Money Market) between
             Registrant and Provident Institutional
             Management Corporation dated
             November 5, 1991.

       (w)   Investment Advisory Agreement (Equity)                10
             between Registrant and Provident
             Institutional Management Corporation
             dated November 5, 1991.

        (x)  Sub-Advisory Agreement (Equity) between               10
             Registrant, Provident Institutional
             Management Corporation and Warburg,
             Pincus Counsellors, Inc. dated
             November 5, 1991.

        (y)  Investment Advisory Agreement                         10
             (Tax-Free Money Market) between
             Registrant and Provident Institutional
             Management Corporation dated
             April 21, 1992.

        (z)  Investment Advisory Agreement                         11
             (BEA International Equity Portfolio)
             between Registrant and BEA Associates.

       (aa)  Investment Advisory Agreement                         11
             (BEA Strategic Fixed Income Portfolio)
             between Registrant and BEA Associates.

       (bb)  Investment Advisory Agreement                         11
             (BEA Emerging Markets Equity Portfolio)
             between Registrant and BEA Associates.

       (cc)  Investment Advisory Agreement                         14
             (Laffer/Canto Equity Portfolio)
             between Registrant and Laffer Advisors
             Incorporated, dated as of July 21, 1993.

       (dd)  Sub-Advisory Agreement                                12
             (Laffer/Canto Sector Equity Portfolio)
             between PNC Institutional Management
             Corporation and Laffer Advisors
             Incorporated, dated as of July 21, 1993.

       (ee)  Investment Advisory Agreement                         15
             (BEA U.S. Core Equity Portfolio) between
             Registrant and BEA Associates, dated as
             of October 27, 1993.

       (ff)  Investment Advisory Agreement                         15
             (BEA U.S. Core Fixed Income Portfolio)
             between Registrant and BEA Associates,
             dated as of October 27, 1993.

       (gg)  Investment Advisory Agreement                         15

             (BEA Global Fixed Income Portfolio)
             between Registrant and BEA Associates,
             dated as of October 27, 1993.

       (hh)  Investment Advisory Agreement                         15
             (BEA Municipal Bond Fund Portfolio)
             between Registrant and BEA Associates,
             dated as of October 27, 1993.

       (ii)  Investment Advisory Agreement                         14
             (Warburg Pincus Growth and Income Fund)
             between Registrant and Warburg,
             Pincus Counsellors, Inc.

       (jj)  Investment Advisory Agreement                         16
             (Warburg Pincus Balanced Fund) between
             Registrant and Warburg, Pincus Counsellors,
             Inc.

       (kk)  Investment Advisory Agreement                         16
             (BEA Balanced) between Registrant and
             BEA Associates.

       (ll)  Investment Advisory Agreement                         16
             (BEA Short Duration Portfolio) between
             Registrant and BEA Associates.

       (mm)  Investment Advisory Agreement (Warburg                21
             Pincus Tax Free Fund) between Registrant and Warburg, Pincus Counsellors, Inc.

       (nn)  Investment Advisory Agreement (NI                     23
             Micro Cap Fund) between Registrant and
             Numeric Investors, L.P.

       (oo)  Investment Advisory Agreement (NI                     23
             Growth Fund) between Registrant and
             Numeric Investors, L.P.

       (pp)  Investment Advisory Agreement (ni                     23
             Growth & Value Fund) between Registrant
             and Numeric Investors, L.P.

       (qq)  Form of Investment Advisory Agreement (BEA            24
             Global Telecommunications Portfolio)
             between Registrant and BEA Associates.

    (6) (r)  Distribution Agreement and Supplements                 8
             (Classes A through Q) between the
             Registrant and Counsellors Securities Inc.
             dated as of April 10, 1991.

        (s)  Distribution Agreement Supplement                      9
             (Classes L, M, N and O) between the
             Registrant and Counsellors Securities
             Inc. dated as of November 5, 1991.

        (t)  Distribution Agreement Supplements                     9
             (Classes R, S, and Alpha 1 through Theta 4) between the Registrant and Counsellors
             Securities Inc. dated as of November
             5, 1991.

        (u)  Distribution Agreement Supplement                     10
             (Classes T, U and V) between the Registrant and Counsellors Securities Inc.
             dated as of September 18, 1992.

        (v)  Distribution Agreement Supplement                     14
             (Class W) between the Registrant and
             Counsellors Securities Inc. dated as of
             July 21, 1993.

        (w)  Distribution Agreement Supplement 14
             (Classes X, Y, Z and AA) between the
             Registrant and Counselors Securities Inc.

        (x)  Distribution Agreement Supplement                     18
             (Classes BB and CC) between Registrant
             and Counsellor's Securities Inc. dated
             as of October 26, 1994.

        (y)  Distribution Agreement Supplement                     18
             (Classes DD and EE) between Registrant and
             Counsellor's Securities Inc. dated as of October 26, 1994.

        (z)  Distribution Agreement Supplement                     19
             (Classes L, M, N and O) between the
             Registrant and Counsellor's Securities
             Inc.

       (aa)  Distribution Agreement Supplement                     19
             (Classes R, S) between the Registrant and
             Counsellor's Securities Inc.

       (bb)  Distribution Agreement Supplements                    19
             (Classes Alpha 1 through Theta 4) between the Registrant and Counsellor's Securities
             Inc.

       (cc)  Distribution Agreement Supplement Janney              20
             Classes (Alpha 1, Alpha 2, Alpha 3 and

             Alpha 4 between the Registrant and Counsellor's
             Securities, Inc.

       (dd)  Distribution Agreement Supplement NI                  23
             Classes (Classes FF, GG and HH)


       (ee)  Form of Distribution Agreement Supplement             24
             (Classes II, JJ, KK, and LL)

       (ff)  Form of Distribution Agreement Supplement             24
             (Classes MM, NN, OO, and PP)

    (7)      Fund Office Retirement Profit-Sharing and              7
             Trust Agreement, dated as of October 24, 1990.

    (8) (a)  Custodian Agreement between Registrant and             3
             Provident National Bank dated as of
             August 16, 1988.

        (b)  Sub-Custodian Agreement among                         10
             The Chase Manhattan Bank, N.A., the
             Registrant and Provident National Bank,
             dated as of July 13, 1992, relating to
             custody of Registrant's foreign securities.

        (e)  Amendment No. 1 to Custodian Agreement                 9
             dated August 16, 1988.

        (f)  Agreement between Brown Brothers Harriman             10
             & Co. and Registrant on behalf of
             BEA International Equity Portfolio,
             dated September 18, 1992.

        (g)  Agreement between Brown Brothers Harriman &           10
             Co. and Registrant on behalf of BEA
             Strategic Fixed Income Portfolio, dated
             September 18, 1992.

        (h)  Agreement between Brown Brothers Harriman             10
             & Co. and Registrant on behalf of
             BEA Emerging Markets Equity Portfolio,
             dated September 18, 1992.

        (i)  Agreement between Brown Brothers Harriman             15
             & Co. and Registrant on behalf of BEA
             Emerging Markets Equity, BEA International
             Equity, BEA Strategic Fixed Income and BEA
             Global Fixed Income Portfolios, dated as of
             November 29, 1993.

        (j)  Agreement between Brown Brothers Harriman             15
             & Co. and Registrant on behalf of
             BEA U.S. Core Equity and BEA U.S. Core
             Fixed Income Portfolio dated as of
             November 29, 1993.

        (k)  Custodian Contract between                            18
             Registrant and State Street Bank and
             Trust Company.

        (l)  Form of Custody Agreement between the                 23
             Registrant and Custodial Trust Company on behalf of NI Micro Cap Fund, NI Growth Fund and NI Growth & Value Fund, Portfolios of the
             Registrant.

    (9) (a)  Transfer Agency Agreement (Sansom Street)              3
             between Registrant and Provident
             Financial Processing Corporation,
             dated as of August 16, 1988.

        (b)  Transfer Agency Agreement (Cash Preservation)          3
             between Registrant and Provident Financial
             Processing Corporation, dated as of
             August 16, 1988.

        (c)  Shareholder Servicing Agreement                        3
             (Sansom Street Money).

        (d)  Shareholder Servicing Agreement                        3
             (Sansom Street Tax-Free Money).

        (e)  Shareholder Servicing Agreement                        3
             (Sansom Street Government Money).

        (f)  Shareholder Services Plan                              3
             (Sansom Street Money).

        (g)  Shareholder Services Plan                              3
             (Sansom Street Tax-Free Money).

        (h)  Shareholder Services Plan                              3
             (Sansom Street Government Money).

        (i)  Transfer Agency Agreement (SafeGuard)                  3
             between Registrant and Provident Financial
             Processing Corporation, dated as of August
             16, 1988.

        (j)  Transfer Agency Agreement (Bedford)                    3
             between Registrant and Provident
             Financial Processing Corporation,
             dated as of August 16, 1988.

        (k)  Transfer Agency Agreement                              7
             (Income Opportunities) between Registrant and Provident Financial Processing
             Corporation dated June 25, 1990.

        (l)  Administration and Accounting Services                 8
             Agreement between Registrant and
             Provident Financial Processing
             Corporation, relating to Government
             Securities Portfolio, dated as of
             April 10, 1991.

        (m)  Administration and Accounting Services                 9
             Agreement between Registrant and Provident
             Financial Processing Corporation, relating to New York Municipal Money Market Portfolio dated as of November 5, 1991.

        (n)  Administration and Accounting Services                 9
             Agreement between Registrant and Provident
             Financial Processing Corporation, relating to Equity Portfolio dated as of November 5, 1991.

        (o)  Administration and Accounting Services                 9
             Agreement between Registrant and Provident
             Financial Processing Corporation, relating to High Yield Bond Portfolio, dated as of April 10, 1991.

        (p)  Administration and Accounting Services                10
             Agreement between Registrant and Provident
             Financial Processing Corporation
             (International) dated September 18, 1992.

        (q)  Administration and Accounting Services                10
             Agreement between Registrant and Provident
             Financial Processing Corporation (Strategic) dated September 18, 1992;

        (r)  Administration and Accounting Services                10
             Agreement between Registrant and Provident
             Financial Processing Corporation (Emerging) dated September 18, 1992.

        (s)  Transfer Agency Agreement and Supplements              9
             (Bradford, Alpha, Beta, Gamma, Delta,
             Epsilon, Zeta, Eta and Theta) between
             Registrant and Provident Financial
             Processing Corporation dated as of
             November 5, 1991.

        (t)  Transfer Agency Agreement Supplement                  10
             (BEA) between Registrant and Provident
             Financial Processing Corporation dated as of September 18, 1992.

        (u)  Administrative Services Agreement between             10
             Registrant and Counsellor's Fund
             Services, Inc. (BEA Portfolios)
             dated September 18, 1992.

        (v)  Administration and Accounting Services                10
             Agreement between Registrant and Provident
             Financial Processing Corporation, relating to Tax-Free Money Market Portfolio, dated as of April 21, 1992.

        (w)  Transfer Agency Agreement Supplement                  12
             (Laffer) between Registrant and PFPC Inc.
             dated as of July 21, 1993.

        (x)  Administration and Accounting Services                12
             Agreement between Registrant and PFPC Inc., relating to Laffer/Canto Equity Fund, dated
             July 21, 1993.

        (y)  Transfer Agency Agreement Supplement                  15
             (BEA U.S. Core Equity, BEA U.S.
             Core Fixed Income, BEA Global Fixed Income and BEA Municipal Bond Fund) between
             Registrant and PFPC Inc. dated as of
             October 27, 1993.

        (z)  Administration and Accounting Services                15
             Agreement between Registrant and PFPC Inc.
             relating to (Core Equity) dated as of
             October 27, 1993.

       (aa)  Administration and Accounting Services                15
             Agreement between Registrant and PFPC Inc.
             (Core Fixed Income) dated
             October 27, 1993.

       (bb)  Administration and Accounting Services                15
             Agreement between Registrant and
             PFPC Inc. (International Fixed Income)
             dated October 27, 1993

       (cc)  Administration and Accounting Services                15
             Agreement between Registrant and PFPC Inc.
             (Municipal Bond) dated October 27, 1993.

       (dd)  Transfer Agency Agreement Supplement                  18
             (BEA Balanced and Short Duration) between
             Registrant and PFPC Inc. dated
             October 26, 1994.

       (ee)  Administration and Accounting Services                18
             Agreement between Registrant and PFPC Inc.
             (BEA Balanced) dated October 26, 1994.

       (ff)  Administration and Accounting Services                18
             Agreement between Registrant and PFPC Inc.
             (BEA Short Duration) dated
             October 26, 1994.

       (gg)  Co-Administration Agreement between                   18
             Registrant and PFPC Inc. (Warburg Pincus
             Growth & Income Fund) dated
             August 4, 1994.

       (hh)  Co-Administration Agreement between                   18
             Registrant and PFPC Inc. (Warburg Pincus
             Balanced Fund) dated August 4, 1994.

       (ii)  Co-Administration Agreement between                   18
             Registrant and Counsellors Funds Services,
             Inc. (Warburg Pincus Growth & Income Fund) dated August 4, 1994.

       (jj)  Co-Administration Agreement between                   18
             Registrant and Counsellors Funds Services,
             Inc. (Warburg Pincus Balanced Fund) dated
             August 4, 1994.

       (kk)  Administrative Services Agreement Supplement          18
             between Registrant and Counsellor's Fund
             Services, Inc. (BEA Classes) dated
             October 26, 1994.

       (ll)  Co-Administration Agreement between                   21
             Registrant and PFPC Inc. (Warburg Pincus
             Tax Free Fund) dated March 31, 1995.

       (mm)  Co-Administration Agreement between                   21
             Registrant and Counsellors Funds
             Services, Inc. (Warburg Pincus Tax Free
             Fund) dated March 31, 1995.

       (nn)  Transfer Agency and Service Agreement                 21
             between Registrant and State Street
             Bank and Trust Company and PFPC, Inc.
             dated February 1, 1995.

       (oo)  Supplement to Transfer Agency and Service             21
             Agreement between Registrant, State Street
             Bank and Trust Company, Inc. and PFPC
             dated April 10, 1995.

       (pp)  Amended and Restated Credit Agreement dated           22
             December 15, 1994.

       (qq)  Transfer Agency Agreement Supplement (ni              23
             Micro Cap Fund, NI Growth Fund and
             NI Growth & Value Fund) between
             Registrant and PFPC, Inc. dated April 24, 1996.

       (rr)  Administration and Accounting Services                23
             Agreement between Registrant and PFPC, Inc.
             (NI Micro Cap Fund) dated April 24, 1996.

       (ss)  Administration and Accounting Services                23
             Agreement between Registrant and PFPC, Inc.
             (NI Growth Fund) dated April 24, 1996.

       (tt)  Administration and Accounting Services                23
             Agreement between Registrant and PFPC, Inc.
             (NI Growth & Value Fund) dated April 24,
             1996.

       (uu)  Administrative Services Agreement between             23
             Registrant and Counsellors Fund Services,
             Inc. (NI Micro Cap Fund, NI
             Growth Fund and NI Growth & Value Fund)
             dated April 24, 1996.

       (vv)  Form of Administration and Accounting Services        24
             Agreement between Registrant and PFPC, Inc.
             (BEA Global Telecommunications).

       (ww)  Form of Co-Administration Agreement between           24
             Registrant Investor and BEA Associates
             (BEA International Equity Investor
             Portfolio).

       (xx)  Form of Co-Administration Agreement between           24
             Registrant and BEA Associates (BEA
             International Equity Advisor Portfolio).

       (yy)  Form of Co-Administration Agreement between           24
             Registrant and BEA Associates (BEA
             Emerging Markets Equity Investor
             Portfolio).

       (zz)  Form of Co-Administration Agreement between           24
             Registrant and BEA Associates (BEA
             Emerging Markets Equity Advisor
             Portfolio).

      (aaa)  Form of Co-Administration Agreement between           24
             Registrant and BEA Associates (BEA
             High Yield Investor Portfolio).

      (bbb)  Form of Co-Administration Agreement between           24
             Registrant and BEA Associates (BEA
             High Yield Advisor Portfolio).

      (ccc)  Form of Co-Administration Agreement between           24
             Registrant and BEA Associates (BEA
             Global Telecommunications Investor
             Portfolio).

      (ddd)  Form of Co-Administration Agreement between           24
             Registrant and BEA Associates (BEA
             Global Telecommunications Advisor
             Portfolio).

      (eee)  Form of Transfer Agreement and Service                24
             Agreement between Registrant and State
             Street Bank and Trust Company.

    (10)(a)  Incorporated by reference herein to
             Registrant's 24f-2 Notice for the
             fiscal year ended August 31, 1996
             filed on October 28, 1996.  Opinion
             of Counsel.

    (10)(b)  Consent of Counsel.


    (11)     Consent of Independent Accountants.

    (12)     None.

    (13)(a)  Subscription Agreement (relating to                    2
             Classes A through N).

        (b)  Subscription Agreement between Registrant              7
             and Planco Financial Services, Inc.,
             relating to Classes O and P.

        (c)  Subscription Agreement between Registrant and          7
             Planco Financial Services, Inc., relating to
             Class Q.

        (d)  Subscription Agreement between Registrant              9
             and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4.

        (e)  Subscription Agreement between Registrant             10
             and Counsellors Securities Inc. relating to Classes T, U and V.

        (f)  Subscription Agreement between Registrant             18
             and Counsellor's Securities Inc. relating to Classes BB and CC.

        (g)  Purchase Agreement between Registrant and             21
             Counsellors Securities Inc. relating to
             Class DD (Warburg Pincus Growth & Income
             Fund Series 2).

        (h)  Purchase Agreement between Registrant and             21
             Counsellors Securities Inc. relating to
             Class EE (Warburg Pincus Balanced Fund
             Series 2).

        (i)  Purchase Agreement between Registrant and             23
             Numeric Investors, L.P. relating to
             Class FF (NI Micro Cap Fund).

        (j)  Purchase Agreement between Registrant and             23
             Numeric Investors, L.P. relating to
             Class GG (NI Growth Fund).

        (k)  Purchase Agreement between Registrant and             23
             Numeric Investors, L.P. relating to
             Class HH (NI Growth & Value Fund)


        (l)  Subscription Agreement between                        24
             Registrant and Counsellors Securities,
             Inc. relating to Classes II through PP.


    (14)     None.

    (15)(a)  Plan of Distribution (Sansom Street Money).            3

        (b)  Plan of Distribution (Sansom Street Tax-Free           3
             Money).

        (c)  Plan of Distribution (Sansom Street                    3
             Government Money).

        (d)  Plan of Distribution (Cash Preservation                3
             Money).

        (e)  Plan of Distribution (Cash Preservation                3
             Tax-Free Money).

        (f)  Plan of Distribution (SafeGuard Equity).               3

        (g)  Plan of Distribution                                   3
             (SafeGuard Fixed Income).

        (h)  Plan of Distribution (SafeGuard Balanced).             3

        (i)  Plan of Distribution (SafeGuard Tax-Free).             3

        (j)  Plan of Distribution (SafeGuard Money).                3

        (k)  Plan of Distribution (SafeGuard Tax-Free
             Money).                                                3

        (l)  Plan of Distribution (Bedford Money).                  3

        (m)  Plan of Distribution (Bedford Tax-Free                 3
             Money).

        (n)  Plan of Distribution (Bedford Government               3
             Money).
        (o)  Plan of Distribution (Bedford New York                 7
             Municipal Money).

        (p)  Plan of Distribution (SafeGuard Government             7
             Securities).

        (q)  Plan of Distribution (Income Opportunities             7
             High Yield).

        (r)  Amendment No. 1 to Plans of Distribution               8
             (Classes A through Q).

        (s)  Plan of Distribution (Bradford Tax-Free                9
             Money).

        (t)  Plan of Distribution (Bradford Government              9
             Money).

        (u)  Plan of Distribution (Alpha Money).                    9

        (v)  Plan of Distribution (Alpha Tax-Free                   9
             Money).

        (w)  Plan of Distribution (Alpha Government                 9
             Money).

        (x)  Plan of Distribution (Alpha New York                   9
             Money).

        (y)  Plan of Distribution (Beta Money).                     9

        (z)  Plan of Distribution (Beta Tax-Free                    9
             Money).

       (aa)  Plan of Distribution (Beta Government                  9
             Money).

       (bb)  Plan of Distribution (Beta New York                    9
             Money).

       (cc)  Plan of Distribution (Gamma Money).                    9

       (dd)  Plan of Distribution (Gamma Tax-Free                   9
             Money).

       (ee)  Plan of Distribution (Gamma Government                 9
             Money).

       (ff)  Plan of Distribution (Gamma New York                   9
             Money).

       (gg)  Plan of Distribution (Delta Money).                    9

       (hh)  Plan of Distribution (Delta Tax-Free                   9

             Money).

       (ii)  Plan of Distribution (Delta Government                 9
             Money).

       (jj)  Plan of Distribution (Delta New York                   9
             Money).

       (kk)  Plan of Distribution (Epsilon Money).                  9

       (ll)  Plan of Distribution (Epsilon Tax-Free                 9
             Money).

       (mm)  Plan of Distribution (Epsilon Government               9
             Money).

       (nn)  Plan of Distribution (Epsilon New York                 9
             Money).

       (oo)  Plan of Distribution (Zeta Money).                     9

       (pp)  Plan of Distribution (Zeta Tax-Free                    9
             Money).

       (qq)  Plan of Distribution (Zeta Government                  9
             Money).

       (rr)  Plan of Distribution (Zeta New York                    9
             Money).

       (ss)  Plan of Distribution (Eta Money).                      9

       (tt)  Plan of Distribution (Eta Tax-Free Money).             9

       (uu)  Plan of Distribution (Eta Government                   9
             Money).

       (vv)  Plan of Distribution (Eta New York                     9
             Money).

       (ww)  Plan of Distribution (Theta Money).                    9

       (xx)  Plan of Distribution (Theta Tax-Free                   9
             Money).

       (yy)  Plan of Distribution (Theta Government                 9
             Money).

       (zz)  Plan of Distribution (Theta New York                   9
             Money).

      (aaa)  Plan of Distribution (Laffer Equity).                 12

      (bbb)  Plan Distribution (Warburg Pincus Growth              18
             & Income Series 2).

      (ccc)  Plan of Distribution (Warburg Pincus                  18
             Balanced Series 2).

      (ddd)  Form of Plan of Distribution (BEA                     24
             International Equity Investor).

      (eee)  Form of Plan of Distribution (BEA                     24
             International Equity Advisor).

      (fff)  Form of Plan of Distribution (BEA Emerging            24
             Markets Equity Investor).

      (ggg)  Form of Plan of Distribution (BEA Emerging            24
             Markets Equity Advisor).

      (hhh)  Form of Plan of Distribution (BEA High Yield          24
             Investor).

      (iii)  Form of Plan of Distribution (BEA High Yield          24
             Advisor).

      (jjj)  Form of Plan of Distribution (BEA Global              24
             Telecommunications Investor).

      (kkk)  Form of Plan of Distribution (BEA Global              24
             Telecommunications Advisor).

      (16)   Schedule of Computation of Performance                 3
             Quotations.

      (17)   Financial Data Schedule

      (18)   Rule 18f-3 Plan.                                          21

      (19)   Representation of Ballard Spahr Andrews &
             Ingersoll pursuant to Rule 485(b) under the Securities Act of 1933.

-----------------

Note #
------

1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

2 Incorporated herein by reference to the same exhibit number of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988.

3 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989.

4 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990.

6 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

Note #
------

8 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991.

9 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992.

10 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992.

11 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 9 to the Registrant's Registration Statement (No. 33-20827) filed on December 16, 1992.

12 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 11 to the Registrant's Registrant Statement (No. 33-20827) filed on June 21, 1993.

13 Incorporated herein by reference to the same exhibit number Post-Effective Amendment No. 12 to the Registrant's Registration Statement (No. 33-20827) filed on July 27, 1993.

14 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993.

15 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 14 to the Registrant's Registration Statement (No. 33-20827) filed on December 21, 1993.

16 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 19 to the Registrant's Registration Statement (No. 33-20827) filed on October 14, 1994.

17 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 20 to the Registrant's Registration Statement (No. 33-20827) filed on October 21, 1994.

18 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994.

19 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994.

20 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

21 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

22 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

23 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

24 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed July 30, 1996.

25 INCORPORATED HEREIN BY REFERENCE TO THE SAME EXHIBIT NUMBER OF POST-EFFECTIVE AMENDMENT NO. 39 TO THE REGISTRANT'S REGISTRATION STATEMENT (NO. 33-20827) FILED ON OCTOBER 11, 1996.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

                  The following information is given as of NOVEMBER 6, 1996.


      Title of Class of Common Stock                 Number of Record Holders
      ------------------------------                 ------------------------

a)    RBB Money Market                                             11
b)    RBB Municipal Money Market                                    2
c)    Cash Preservation Money Market                               35
d)    Cash Preservation Municipal Money MARKET                     65
e)    Sansom Street Money Market                                    3
f)    Sansom Street Municipal Money Market                          0
g)    Sansom Street Government Obligations                          0
      Money Market
h)    Bedford Money MARKET                                    231,060
i)    Bedford Municipal Money MARKET                            6,818
j)    Bedford Government Obligations MONEY                      6,778
      Market
k)    Bedford New York Municipal Money MARKET                   2,917
l)    RBB Government SECURITIES                                   620
m)    Bradford Municipal Money Market                               1
n)    Bradford Government Obligations Money                         1
      Market

o)    BEA International Equity                                    206
p)    BEA High Yield                                               48
q)    BEA Emerging Markets Equity                                  37
r)    BEA U.S. Core Equity                                         70
s)    BEA U.S. Core Fixed Income                                   49
t)    BEA U.S. Global Fixed Income                                 10
u)    BEA Municipal Bond fund                                      35
v)    BEA Short Duration                                            0
w)    BEA Balanced                                                  0
x)    BEA TELECOMMUNICATIONS                                        0
Y)    Janney Montgomery SCOTT                                       1
      Money Market
Z)    Janney Montgomery Scott                                       1
      Municipal Money Market
AA)   Janney Montgomery Scott                                       1
      Government Obligations Money Market
BB)   Janney Montgomery Scott                                       1
      New York Municipal Money Market
CC)   ni Micro CAP                                               1053
dd)   ni Growth                                                  2182
EE)   NI GROWTH & Value                                           679


Item 27.  Indemnification
          ---------------
          Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

               Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

               Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

               Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Adviser


          Information as to any other business, profession, vocation or employment of a substantial nature in which any directors and officers of PIMC, BEA, and NUMERIC are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of PIMC's Form ADV (File No. 801-13304) filed on March 28, 1993, Schedules B and D of BEA's Form ADV (File No. 801-37170) filed on March 30, 1993, and Schedules B and D of NUMERIC'S Form ADV (File No. 801-35649) filed on NOVEMBER 24, 1995, respectively.


          There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNC Bank, National Association (successor by merger to Provident National Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                         PNC BANK, NATIONAL ASSOCIATION

                             Directors and Officers

          To the knowledge of Registrant, none of the directors or officers of PNC except those set forth below, is or has been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of PNC Bank also hold various positions with, and engage in business for, PNC Bank Corp. (formerly PNC Financial Corp), which owns all the outstanding stock of PNC Bank, or other subsidiaries of PNC Bank Corp. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of PNC Bank who are engaged in any other business, profession, vocation or employment of substantial nature.

                         PNC BANK, NATIONAL ASSOCIATION

Position with
  PNC Bank,
  National                                                     Other Business                                Type of
 Association               Name                                 Connections                                  Business
------------               ----                                --------------                                --------
Director                   B.R. Brown                          President and C.E.O. of                       Coal
                                                               Consol, Inc.
                                                               Pittsburgh, PA (22)

Director                   Constance E. Clayton                Superintendent of Schools                     Educator
                                                               The School District of
                                                               Philadelphia
                                                               Philadelphia, PA (23)

Director                   F. Eugene Dixon, Jr.                Private Trustee                               Trustee
                                                               Lafayette Hill, PA (24)

Director                   A. James Freeman                    Vice Chairman and C.E.O.                      Manufacturing
                                                               Lord Corporation
                                                               Erie, PA (25)

                                                               Director                                      Banking
                                                               Marine Bank
                                                               Erie, PA (26)

Director                   Dr. Stuart Heydt                    President and C.E.O.                          Medical
                                                               Geisinger Foundation
                                                               Danville, PA (27)

Director                   Edward P. Junker, III               Chairman and C.E.O.                           Banking
                                                               Marine Bank
                                                               Erie, PA (26)

Director                   Thomas A. McConomy                  President, C.E.O. and                         Manufacturing
                                                               Chairman, Calgon Carbon
                                                               Corporation
                                                               Pittsburgh, PA (28)

Director                   Robert C. Milsom                    Retired
                                                               Pittsburgh, PA*

Director                   Thomas H. O'Brien                   Chairman and C.E.O.                           Bank Holding
                                                               PNC Bank Corp. (14)

Director                   Dr. J. Dennis O'Connor              Chancellor                                    Education
                                                               University of Pittsburgh
                                                               Pittsburgh, PA (29)

Position with
  PNC Bank,
  National                                                     Other Business                                Type of
 Association               Name                                 Connections                                  Business
------------               ----                                --------------                                --------
Director                   Rocco A. Ortenzio                   Chairman and C.E.O.                           Medical
                                                               Continental Medical Systems,
                                                               Inc.
                                                               Mechanicsburg, PA (30)

Director                   Robert C. Robb, Jr.                 Partner                                       Financial and
                                                               Lewis, Eckert, Robb &                         Management
                                                               Company                                       Consultants
                                                               Plymouth Meeting, PA (31)

Director                   Daniel M. Rooney                    President, Pittsburgh                         Football
                                                               Steelers Football Club
                                                               of the National Football
                                                               League
                                                               Pittsburgh, PA (32)

Director                   Seth E. Schofield                   Chairman, President and                       Airline
                                                               C.E.O.
                                                               USAir Group, Inc. and
                                                               USAir, Inc.
                                                               Arlington, VA (33)

Director                   Robert M. Valentini                 President and C.E.O. Bell of                  Communica-
                                                               Pennsylvania and Chairman                     tions
                                                               Network Policy Council of Bell
                                                               Atlantic Corporation
                                                               Philadelphia, PA (34)

President and              James E. Rohr                       President                                     Bank
Chief Executive                                                PNC Bank Corp.                                Holding
Officer                                                        (14)                                          Company

President and              Bruce E. Robbins                    None.
Chief Executive
Officer of PNC
Bank, National
Association,
Pittsburgh

Senior Executive           Edward V. Randall, Jr.              None.
Vice President

Executive                  J. Richard Carnall                  Director                                      Banking
Vice President                                                 PNC National Bank (2)

                                                               Chairman and Director                         Financial-
                                                               PFPC Inc. (3)                                 Related
                                                                                                             Services

Position with
  PNC Bank,
  National                                                     Other Business                                Type of
 Association               Name                                 Connections                                  Business
------------               ----                                --------------                                --------
                                                               Director
                                                               PNC Trust Company                             Fiduciary
                                                               of New York (11)                              Activities

                                                               Director                                      Equipment
                                                               Hayden Bolts, Inc.*                           Leasing

                                                               Director,                                     Real Estate
                                                               Parkway Real Estate
                                                               Company*

                                                               Director                                      Investment
                                                               Provident Capital                             Advisory
                                                               Management, Inc. (5)

                                                               Director                                      Investment
                                                               Advanced Investment                           Advisory
                                                               Management, Inc. (15)


Executive                  Richard C. Caldwell                 Director                                      Banking
Vice President                                                 PNC National Bank (2)

                                                               Director                                      Investment
                                                               Provident Capital                             Advisory
                                                               Management, Inc. (5)

                                                               Director                                      Fiduciary
                                                               PNC Trust Company                             Activities
                                                               of New York (11)

                                                               Executive Vice President                      Bank Holding
                                                               PNC Bank Corp. (14)                           Company

                                                               Director                                      Investment
                                                               Advanced Investment                           Advisory
                                                               Management, Inc. (15)

                                                               Director                                      Banking
                                                               PNC Bank, New Jersey,
                                                               New Jersey, National
                                                               Association (16)

                                                               Director                                      Financial-
                                                               PFPC Inc. (3)                                 Related
                                                                                                             Services

Executive Vice             Herbert G.                          None.
President                  Summerfield, Jr.

Position with
  PNC Bank,
  National                                                     Other Business                                Type of
 Association               Name                                 Connections                                  Business
------------               ----                                --------------                                --------
Executive Vice             Joe R. Irwin                        None.
President

President and              Richard L. Smoot                    Senior Vice President                         Banking
Chief Executive                                                Operations
Officer of PNC                                                 PNC Bank Corp. (20)
Bank, National
Association,                                                   Director                                      Fiduciary
Philadelphia                                                   PNC Trust Company of                          Activities
                                                               New York (11)

                                                               Director                                      Investment
                                                               PNC Institutional                             Advisory
                                                               Management Corporation (28)

                                                               Director                                      Financial
                                                               PFPC Inc. (3)                                 Related
                                                                                                             Services

Executive Vice             W. Herbert Crowder, III             None.
President

Executive Vice             Walter L. West                      None.
President

Senior Vice                George Lula                         None.
President

Secretary                  William F. Strome                   Director                                      International
                                                               PNC Bank International (35)                   Banking
                                                                                                             Services

                                                               Managing General Counsel                      Bank Holding
                                                               and Senior Vice President                     Company
                                                               PNC Bank Corp.

Senior Vice                James P. Conley                     None.
President/
Credit Policy

--------------------

* For more information, contact William F. Strome, PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, PA 19101.

(1)   PNC Bank, National Association, 120 S. 17th Street,
      Philadelphia, PA  19103.
(2)   PNC National Bank, 103 Bellevue Parkway, Wilmington, DE 19809.
(3)   PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

(4)   PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE  19809.
(5) Provident Capital Management, Inc., 30 S. 17th Street, Site 1500, Philadelphia, PA 19103.
(6) PNC National Investment Corporation, Broad and Chestnut Streets, Philadelphia, PA 19101.
(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.
(8)   Provident Realty, Inc., Broad and Chestnut Streets,
      Philadelphia, PA 19101.
(9)   PNC Bancorp, Inc. 3411 Silverside Park, Wilmington, DE 19810
(10)  PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604,
      Cherry Hill, NJ 08034.
(11)  PNC Trust Company of New York, 40 Broad Street, New York, NY 10084.
(12)  Provcor Properties, Inc., Broad and Chestnut Streets,
      Philadelphia, PA 19101.
(13)  PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE 19809.
(14)  PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA 15265.
(15) Advanced Investment Management, Inc., 27th Floor, One Oliver Plaza, Pittsburgh, PA 15265.
(16) PNC Bank of New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.
(17) PNC Institutional Management Corporation, 400 Bellevue Parkway, Wilmington, DE 19809.
(18) Provident National Leasing Corporation, Broad and Chestnut Streets, Philadelphia, PA 19101
(19) Provident National Bank Corp. New Jersey, 1 Centennial Square, Haddonfield, NJ 08033
(20)  The Clayton Bank and Trust Company, Clayton, DE 19938
(21)  Keystone Life Insurance Company, 1207 Chestnut Street,
      Philadelphia, PA  19107-4101
(22)  Consol, Inc., Consol Plaza, Pittsburgh, PA  15241
(23)  School District of Philadelphia, 21 Street and The Parkway,
      Philadelphia, PA  19103-1099
(24)  F. Eugene Dixon, Jr., Private Trustee, 665 Thomas Road,
      Lafayette Hill, PA  19444-0178
(25)  Lord Corporation, 2000 W. Grandview Boulevard, Erie, PA  16514
(26)  Marine Bank, Ninth and State Streets, Erie, PA  16553
(27)  Geisinger Foundation, 100 N. Academy Avenue, Danville, PA  17822
(28)  Calgon Carbon Corporation, P.O. Box 717, Pittsburgh, PA  15230-0717
(29)  University of Pittsburgh, 107 Cathedral of Learning, Pittsburgh, PA 15260
(30)  Continental Medical Systems, Inc., P.O. Box 715, Mechanicsburg, PA  17055
(31)  Lewis, Eckert, Robb & Company, 425 One Plymouth Meeting,
      Plymouth Meeting, PA  19462
(32) Football Club of the National Football League, 300 Stadium Circle, Pittsburgh, PA 15212
(33)  USAir Group, Inc. and USAir, Inc., 2345 Crystal Drive,
      Arlington, VA  22227
(34)  Bell of Pennsylvania, One Parkway, Philadelphia, PA  19102
(35)  PNC Bank International, 5th and Wood Streets, Pittsburgh, PA  15222

Item 29.          Principal Underwriter
                  ---------------------
         (a) Counsellors Securities Inc. (the "Distributor") acts as distributor for the following investment companies:

         Warburg, Pincus Cash Reserve Fund
         Warburg, Pincus New York Tax Exempt Fund
         Warburg, Pincus New York Municipal Bond Fund
         Warburg, Pincus Intermediate Maturity Government Fund
         Warburg, Pincus Fixed Income Fund
         Warburg, Pincus Global Fixed Income Fund
         Warburg, Pincus Capital Appreciation Fund
         Warburg, Pincus Emerging Growth Fund
         Warburg, Pincus International Equity Fund
         Warburg, Pincus Japan OTC Fund
         Counsellors Tandem Securities Fund
         Warburg Pincus Growth & Income Fund
         Warburg Pincus Balanced Fund
         Warburg Pincus Tax Free Fund

The Distributor acts as a principal underwriter, depositor or investment adviser for the following investment companies: None other than Registrant and companies listed above.

         (b) Information for each director or officer of the Distributor is set forth below:

Name and Principal         Positions and Offices        Positions and Offices
 Business Address          with the Distributor         with Registrant
------------------         ---------------------        ----------------------
John L. Vogelstein               Director
466 Lexington Avenue
New York, New York  10017

Lionel I. Pincus                 Director
466 Lexington Avenue
New York, New York  10017

Reuben S. Leibowitz              Director,
466 Lexington Avenue             President and Chief
New York, New York  10017        Financial Officer

John L. Furth                    Director
466 Lexington Avenue
New York, New York  10017

Arnold M. Reichman               Vice President,               Director
466 Lexington Avenue             Secretary and
New York, New York  10017        Chief Operating Officer

Roger Reinlieb                  Vice President
466 Lexington Avenue
New York, New York  10017

Karen Amato                     Assistant Secretary
466 Lexington Avenue
New York, New York  10017

Stephen Distler                 Treasurer
466 Lexington Avenue
New York, New York  10017


         (c) Information as to commissions and other compensation received by the principal underwriter is set forth below.

                   Net
 Name of       Underwriting     Compensation
Principal      Discounts and    on Redemption      Brokerage         Other
Underwriter     Commissions     and Repurchase     Commissions    Compensation
-----------    -------------    --------------     -----------    ------------
Counsellors        $  0             $  0             $  0             $  0
Securities
  Inc.


Item 30.  Location of Accounts and Records
          --------------------------------

     (1) PNC Bank, National Association (successor by merger to Provident National Bank), 1600 MARKET Street, Philadelphia, PA 19103 (records relating to its functions as sub-adviser and custodian).


     (2) Counsellors Securities Inc., 466 Lexington Avenue, New York, New York 10017 (records relating to its functions as distributor).

     (3) PNC Institutional Management Corporation (formerly Provident Institutional Management Corporation), Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

     (4) PFPC Inc. (formerly Provident Financial Processing Corporation), Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

     (5) Ballard Spahr Andrews & Ingersoll, 1735 Market Street - 51st Floor, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

     (6) BEA Associates, One Citicorp Center, 153 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

     (7) Warburg, Pincus Counsellors, Inc., 466 Lexington Avenue, New York, New York 10017-3147 (records relating to its functions as investment adviser).


Item 31.  Management Services
          -------------------
          None.


Item 32.  Undertakings
          ------------
          (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

          (b) Registrant hereby undertakes to file a post-effective amendment, using unaudited financial statements for RBB Boston Partners Large Cap Value Fund (Investor Class, Advisor Class and Institutional Class); n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund; BEA International Equity (Investor and Advisor Classes), BEA Emerging Markets Equity (Investor and Advisor Classes), BEA Global Telecommunications (Investor and Advisor Classes) and BEA High Yield (Investor and Advisor Classes) Funds which need not be certified, within four to six months from effective date of this Registration Statement.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on NOVEMBER 20, 1996.


                                                     THE RBB FUND, INC.


                                                     By: /s/ Edward J. Roach
                                                        --------------------
                                                        Edward J. Roach
                                                        President and
                                                        Treasurer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      Signature                   Title                         Date
      ---------                   -----                         ----

/s/ Edward J. Roach         President (Principal           NOVEMBER 20, 1996
----------------------      Executive Officer) and
Edward J. Roach             Treasurer (Principal
                            Financial and Accounting
                            Officer)

/s/ Donald van Roden        Director                       NOVEMBER 20, 1996
-----------------------
Donald van Roden

                            Director                                  ,
----------------
Francis J. McKay

/s/ Marvin E. Sternberg     Director                       NOVEMBER 20, 1996
-----------------------
Marvin E. Sternberg

/s/ Julian A. Brodsky       Director                       NOVEMBER 20, 1996
-----------------------
Julian A. Brodsky

/s/ Arnold M. Reichman      Director                       NOVEMBER 20, 1996
-----------------------
Arnold M. Reichman


/s/ Robert Sablowsky        Director                       NOVEMBER 20, 1996
--------------------
Robert Sablowsky

                               THE RBB FUND, INC.

                                   RBB CLASSES
                            CASH PRESERVATION CLASSES
                              SANSOM STREET CLASSES
                                 BEDFORD CLASSES
                                BRADFORD CLASSES
                            BEA INSTITUTIONAL CLASSES
                              BEA INVESTOR CLASSES
                               BEA ADVISOR CLASSES
                       BOSTON PARTNERS INSTITUTIONAL CLASS
                         BOSTON PARTNERS INVESTOR CLASS
                          BOSTON PARTNERS ADVISOR CLASS

                                 JANNEY CLASSES

                                   N/I CLASSES
                                  BETA CLASSES
                                  GAMMA CLASSES
                                  DELTA CLASSES
                                 EPSILON CLASSES
                                  ZETA CLASSES
                                   ETA CLASSES
                                  THETA CLASSES


                                  EXHIBIT INDEX
                                  -------------

Exhibit
-------
Ex.-99B(10)(b)  Consent of Counsel
Ex.-99B(11)     Consent of Independent Accountants
Ex.-99B(19)     Representation of Ballard Spahr Andrews & Ingersoll pursuant to
                Rule 485(b) under Securities Act of 1933
Ex.- 27.051     MONEY MARKET PORTFOLIO CASH PRESERVATION CLASS
EX.-27.052      MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
EX.-27.053      MONEY MARKET PORTFOLIO - JANNEY MONTGOMERY SCOTT CLASS
EX.-27.054      MONEY MARKET PORTFOLIO - RBB CLASS
EX.-27.055      MONEY MARKET PORTFOLIO - BEDFORD CLASS
EX.-27.061      MUNICIPAL MONEY MARKET PORTFOLIO - CASH PRESERVATION CLASS
EX.-27.062      MUNICIPAL MONEY MARKET PORTFOLIO - BRADFORD CLASS
EX.-27.063      MUNICIPAL MONEY MARKET PORTFOLIO - JANNEY MONTGOMERY SCOTT CLASS
EX.-27.064      MUNICIPAL MONEY MARKET PORTFOLIO - RBB CLASS
EX.-27.065      MUNICIPAL MONEY MARKET PORTFOLIO - BEDFORD CLASS
EX.-27.071      GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO -BRADFORD CLASS
EX.-27.072      GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIOS -JANNEY
                MONTGOMERY SCOTT CLASS
EX.-27.073      GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO -BEDFORD CLASS
EX.-27.081      NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO - JANNEY MONTGOMERY
                SCOTT CLASS
EX.-27.082      NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO - BEDFORD CLASS
EX.-27.10       GOVERNMENT SECURITIES PORTFOLIO - RBB CLASS